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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

                        FRANK RUSSELL INVESTMENT COMPANY
               (Exact name of registrant as specified in charter)

                      909 A STREET, TACOMA WASHINGTON 98402
               (Address of principal executive offices) (Zip code)

                      GREGORY J. LYONS, ASSISTANT SECRETARY
                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                                  253-439-2406

                           --------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 253-572-9500

Date of fiscal year end: OCTOBER 31

Date of reporting period: November 1, 2005 to April 30, 2006

ITEM 1. REPORTS TO STOCKHOLDERS

2006 SEMIANNUAL REPORT

CLASS A AND S SHARES:

MONEY MARKET FUND



CLASS S SHARES:


US GOVERNMENT MONEY MARKET FUND

TAX FREE MONEY MARKET FUND



APRIL 30, 2006

Frank Russell Investment Company*

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on three of these Funds.

Frank Russell Investment Management Company*

Responsible for overall management and administration of the Funds.

* On or about July 1, 2006, Frank Russell Investment Company expects to change its name to Russell Investment Company, and Frank Russell Investment Management Company expects to change its name to Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                               Money Market Funds

                               Semiannual Report

                           April 30, 2006 (Unaudited)

                               Table of Contents

                                                                            Page
Money Market Fund....................................................         3

US Government Money Market Fund......................................         8

Tax Free Money Market Fund...........................................        10

Notes to Schedules of Investments....................................        18

Statement of Assets and Liabilities..................................        19

Statement of Operations..............................................        20

Statement of Changes in Net Assets...................................        22

Financial Highlights.................................................        24

Notes to Financial Statements........................................        26

Basis for Approval of Investment Advisory Contracts..................        32

Shareholder Requests for Additional Information......................        35

Disclosure of Information about Fund Directors.......................        36

Manager, Money Managers and Service Providers........................        41

Frank Russell Investment Company - Money Market Funds.

Copyright (c) Russell Investment Group 2006. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC. MEMBER NASD, PART OF RUSSELL INVESTMENT GROUP.

Effective July 1, 2006 Frank Russell Investment Company ("FRIC") will change its name to Russell Investment Company. FRIC Funds are distributed by Russell Fund Distributors, Inc., and advised by Frank Russell Investment Management Company ("FRIMCo"). Effective July 1, 2006 FRIMCo will change its name to Russell Investment Management Company.

Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.

To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                $     1,021.20      $     1,023.60
Expenses Paid During
Period*                       $         1.20      $         1.20

* Expenses are equal to the Fund's annualized expense ratio of 0.24% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                $     1,021.70      $     1,024.10
Expenses Paid During
Period*                       $         0.70      $         0.70

* Expenses are equal to the Fund's annualized expense ratio of 0.14% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                            Money Market Fund  3

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL                          DATE
                                                   AMOUNT ($)         RATE             OF            VALUE
                                                   OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 33.2%
Bank of the West (E)                                    50,000         4.705        08/08/06            50,003
BNP Paribas (E)                                         60,000         4.890        05/18/07            60,000
Goldman Sachs Group, Inc. (E)                           46,000         5.060        03/30/07            46,054
Goldman Sachs Group, LP (E)(A)                          15,000         5.001        01/16/07            15,000
HSBC Finance Corp. (E)                                  70,000         4.985        06/22/06            70,008
HSBC Finance Corp.                                       6,812         7.200        07/15/06             6,853
HSBC Finance Corp. (E)                                  10,200         5.160        10/27/06            10,203
HSBC Finance Corp.                                      14,847         7.875        03/01/07            15,183
HSBC USA, Inc.                                          10,000         7.000        11/01/06            10,106
Merrill Lynch & Co., Inc. (E)                           12,027         5.170        05/22/06            12,030
Merrill Lynch & Co., Inc. (E)                           21,500         5.060        05/26/06            21,505
MetLife Insurance Company of Connecticut (E)            75,000         4.810        11/10/06            75,000
Metropolitan Life Global Funding (E)(A)                 10,000         4.880        05/22/06            10,001
Metropolitan Life Global Funding (E)                    34,500         4.987        03/16/07            34,530
Metropolitan Life Insurance Co. (E)                     75,000         5.148        10/13/06            75,000
Morgan Stanley (E)                                      22,500         4.874        02/15/07            22,527
Morgan Stanley (E)                                      90,000         4.920        04/03/07            90,002
New York Life Insurance Co. (E)                         35,000         4.830        05/17/06            35,000
New York Life Insurance Co. (E)                         50,000         4.840        11/17/06            50,000
Presbyterian Homes & Services Series B2, weekly
   demand (E)                                           17,024         4.880        12/01/28            17,024
Principal Life Global Funding I (E)                    100,250         4.880        11/13/06           100,332
Principal Life Global Funding I (E)                      7,000         5.178        01/12/07             7,006
Principal Life Income Funding (E)                       50,000         4.700        05/10/06            50,000
Protective Life Insurance Co. (E)                       50,000         4.924        11/23/06            50,000
Protective Life US Funding                              40,720         5.875        08/15/06            40,914
SLM Corp. (E)                                          180,000         4.876        05/02/07           179,998
Tango Finance Corp. (E)(A)                              65,000         4.830        01/09/07            64,996
                                                                                                  ------------

TOTAL CORPORATE BONDS AND NOTES (amortized cost
$1,219,275)                                                                                          1,219,275
                                                                                                  ------------

MUNICIPAL BONDS - 0.8%
Illinois Health Facilities Authority Revenue -
   Elmhurst,
   weekly demand (E)(n)                                 27,300         4.820        01/01/28            27,300
                                                                                                  ------------

TOTAL MUNICIPAL BONDS (amortized cost $27,300)                                                          27,300
                                                                                                  ------------

REGISTERED INVESTMENT COMPANY FUNDS - 0.0%
Merrill Lynch Premier Institutional Fund               361,495                                             361
Reserve Primary Fund Class 8                               992                                               1
                                                                                                  ------------

TOTAL REGISTERED INVESTMENT COMPANY FUNDS
(amortized cost $362)                                                                                      362
                                                                                                  ------------

LEGAL NOTES - 1.8%
Bear Stearns Master Note, daily demand (E)              65,000                                          65,000
                                                                                                  ------------

TOTAL LEGAL NOTES (amortized cost $65,000)                                                              65,000
                                                                                                  ------------

 4  Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL                          DATE
                                                   AMOUNT ($)         RATE             OF            VALUE
                                                   OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT - 2.7%
Bank of the West                                       100,000         4.900        05/10/06           100,000
                                                                                                  ------------

TOTAL DOMESTIC CERTIFICATES OF DEPOSIT
(amortized cost $100,000)                                                                              100,000
                                                                                                  ------------

DOMESTIC COMMERCIAL PAPER - 48.2%
Banco Continental de Panama SA                          13,000         4.600        05/24/06            12,962
Banco Continental de Panama SA                          27,000         4.510        05/30/06            26,902
Banco Continental de Panama SA                          12,500         4.790        06/01/06            12,448
Banco Continental de Panama SA                          21,050         5.000        06/02/06            20,956
BTM Capital Corp.                                       46,500         4.690        05/01/06            46,500
BTM Capital Corp.                                       45,000         4.895        06/05/06            44,786
BTM Capital Corp.                                        5,000         4.920        06/05/06             4,976
Central American Bank For Economic Integration          18,000         4.660        05/08/06            17,984
Central American Bank For Economic Integration          25,000         4.760        05/30/06            24,904
Citigroup Funding Inc.                                 100,000         4.820        05/03/06            99,973
Citigroup Funding Inc.                                  75,000         4.840        05/04/06            74,970
Co-Op Association of Tractor Dealers - Series B         19,830         4.820        05/01/06            19,830
Co-Op Association of Tractor Dealers - Series B          9,827         4.640        05/08/06             9,818
Co-Op Association of Tractor Dealers - Series B          9,300         4.650        05/08/06             9,292
Co-Op Association of Tractor Dealers - Series B         16,215         4.750        05/12/06            16,191
Co-Op Association of Tractor Dealers - Series B         15,094         4.870        05/17/06            15,061
Co-Op Association of Tractor Dealers - Series B          8,620         4.460        05/22/06             8,598
Co-Op Association of Tractor Dealers - Series B          9,000         4.990        05/26/06             8,969
Co-Op Association of Tractor Dealers - Series B         10,210         4.600        06/12/06            10,155
Co-Op Association of Tractor Dealers - Series B          5,050         4.950        06/16/06             5,018
Co-Op Association of Tractor Dealers - Series B          7,780         5.000        08/08/06             7,673
Co-Op Association of Tractor Dealers - Series B         10,248         5.000        09/01/06            10,073
Co-Op Association of Tractor Dealers - Series B          5,466         5.000        09/05/06             5,370
Co-Op Association of Tractor Dealers - Series B         10,142         5.000        09/25/06             9,935
Co-Op Association of Tractor Dealers - Series B          8,325         5.020        09/29/06             8,150
Cullinan Finance Corp.                                  36,407         4.630        05/05/06            36,388
Cullinan Finance Corp.                                  17,200         4.880        05/11/06            17,177
Cullinan Finance Corp.                                   5,153         4.930        05/22/06             5,138
Cullinan Finance Corp.                                  23,104         4.930        05/24/06            23,031
Dealers Capital Access Trust                             9,000         4.810        05/02/06             8,999
Dealers Capital Access Trust                             5,086         4.650        05/08/06             5,081
Dealers Capital Access Trust                            15,180         3.189        05/16/06            15,149
Dealers Capital Access Trust                             5,620         4.830        05/17/06             5,608
Dealers Capital Access Trust                             6,910         4.570        05/22/06             6,891
Dealers Capital Access Trust                            22,849         4.860        05/24/06            22,778
Dealers Capital Access Trust                             7,266         4.890        06/20/06             7,217
Dealers Capital Access Trust                            11,227         4.980        07/12/06            11,115
Dealers Capital Access Trust                             6,205         4.930        07/17/06             6,140
Eiffel Funding LLC                                      80,000         4.800        05/01/06            80,000
Fairway Finance                                         31,447         4.760        05/02/06            31,443
Falcon Asset Securitization Corp.                       50,000         4.800        05/10/06            49,940
Galleon Capital Corp.                                   40,000         4.790        05/08/06            39,963
Giro Balanced Funding Corp.                             30,000         4.850        05/12/06            29,955
Giro Balanced Funding Corp.                             35,000         4.890        06/15/06            34,786
Giro Balanced Funding Corp.                             30,000         5.000        07/17/06            29,679
Gotham Funding Corp.                                    10,000         4.790        05/04/06             9,996

                                                            Money Market Fund  5

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL                          DATE
                                                   AMOUNT ($)         RATE             OF            VALUE
                                                   OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------
Gotham Funding Corp.                                    20,000         4.800        05/09/06            19,979
Gotham Funding Corp.                                    55,000         4.880        05/15/06            54,896
Gotham Funding Corp.                                    40,000         4.860        05/25/06            39,870
HSBC Finance Corp.                                      50,000         4.800        05/02/06            49,993
Ivory Funding Corp.                                     17,160         4.660        05/09/06            17,142
Ivory Funding Corp.                                     10,983         4.940        06/19/06            10,909
Liquid Funding, Ltd.                                    60,000         4.940        05/24/06            59,811
Lockhart Funding LLC                                    20,000         4.630        05/01/06            20,000
Lockhart Funding LLC                                    15,000         4.760        05/03/06            14,996
Lockhart Funding LLC                                    58,000         4.790        05/03/06            57,984
Lockhart Funding LLC                                    48,500         4.950        05/22/06            48,360
Lockhart Funding LLC                                    40,000         4.980        05/24/06            39,873
Long Lane Master Trust IV                               68,033         4.860        06/08/06            67,684
North America Timber Co. California LLC                 50,898         5.000        07/13/06            50,382
Three Pillars Funding Corp.                             75,000         4.870        05/05/06            74,959
Three Pillars Funding Corp.                              6,490         4.850        05/15/06             6,478
Three Pillars Funding Corp.                             53,505         4.870        05/15/06            53,404
Three Pillars Funding Corp.                             33,292         4.950        05/24/06            33,187
Victory Receivables Corp.                               25,000         4.780        05/01/06            25,000
Victory Receivables Corp.                               18,412         4.970        05/24/06            18,354
                                                                                                  ------------

TOTAL DOMESTIC COMMERCIAL PAPER (amortized cost
$1,771,229)                                                                                          1,771,229
                                                                                                  ------------

EURODOLLAR CERTIFICATES OF DEPOSIT - 1.6%
Societe Generale (Cayman)                               60,289         4.830        05/01/06            60,289
                                                                                                  ------------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
(amortized cost $60,289)                                                                                60,289
                                                                                                  ------------

UNITED STATES GOVERNMENT AGENCIES - 0.2%
AID to INH Portugal Guaranteed Note, weekly
   demand
   (LIBOR Floater) (E)(B)                                7,500         5.423        12/01/17             7,574
                                                                                                  ------------

TOTAL UNITED STATES GOVERNMENT AGENCIES
(amortized cost $7,574)                                                                                  7,574
                                                                                                  ------------

YANKEE CERTIFICATES OF DEPOSIT - 11.5%
Bank of Tokyo-Mitsubishi UFJ Ltd. (NY)                  10,000         4.800        05/10/06            10,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (NY)                  50,000         4.820        05/10/06            50,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (NY)                  50,000         4.840        05/11/06            50,000
Calyon New York                                         50,000         5.130        03/08/07            50,000
Calyon New York                                         66,500         5.250        04/03/07            66,500
Deutsche Bank AG (NY)                                   60,000         4.400        09/29/06            60,000
Deutsche Bank AG (NY)                                   60,000         4.540        10/16/06            60,000
Deutsche Bank AG (NY)                                   35,000         5.015        03/12/07            35,000
Royal Bank of Scotland PLC                              40,000         4.725        11/27/06            39,982
                                                                                                  ------------

TOTAL YANKEE CERTIFICATES OF DEPOSIT (amortized
cost $421,482)                                                                                         421,482
                                                                                                  ------------

 6  Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                                                                     VALUE
                                                                                                       $
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.0%
(cost $3,672,511) (+)                                                                                3,672,511

OTHER ASSETS AND LIABILITIES, NET - 0.0%                                                                  (664)
                                                                                                  ------------

NET ASSETS - 100.0%                                                                                  3,671,847
                                                                                                  ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Corporate Bonds and Notes                                    33.2
Municipal Bonds                                               0.8
Registered Investment Company Funds                            --*
Legal Notes                                                   1.8
Domestic Certificates of Deposit                              2.7
Domestic Commercial Paper                                    48.2
Eurodollar Certificates of Deposit                            1.6
United States Government Agencies                             0.2
Yankee Certificates of Deposit                               11.5
                                                  ---------------
Total Investments                                           100.0
Other Assets and Liabilities, Net                              --*
                                                  ---------------

                                                            100.0
                                                  ===============

* Less than .05% of net assets.

  See accompanying notes which are an integral part of the financial statements.

                                                            Money Market Fund  7

FRANK RUSSELL INVESTMENT COMPANY
US GOVERNMENT MONEY MARKET FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                $     1,018.50      $     1,021.62
Expenses Paid During
Period*                       $         3.20      $         3.21

* Expenses are equal to the Fund's annualized expense ratio of 0.64% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 8  US Government Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
US GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES - 6.6%
Federal Farm Credit Bank Note (E)                                    1,350       4.853          06/20/06             1,350
Federal Home Loan Bank (E)                                             600       4.716          06/02/06               600
                                                                                                              ------------

TOTAL INVESTMENTS - 6.6% (amortized cost $1,950)                                                                     1,950
                                                                                                              ------------

REPURCHASE AGREEMENTS - 93.6%
Agreement with Barclays and The Bank of New York (Tri-party)
   of
   $27,612 dated April 28, 2006 at 4.670% to be repurchased
   at
   $27,623 on May 1, 2006, collateralized by:
   $28,585 par US Government Agency Note, valued at $28,166                                                         27,612
                                                                                                              ------------

TOTAL REPURCHASE AGREEMENTS (identified cost $27,612)                                                               27,612
                                                                                                              ------------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 100.2%
(cost $29,562) (+)                                                                                                  29,562

OTHER ASSETS AND LIABILITIES, NET - (0.2%)                                                                             (57)
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                                 29,505
                                                                                                              ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                                             % OF
                                                                              NET
CATEGORIES                                                                  ASSETS
---------------------------------------------------------------------------------------
United States Government Agencies                                                   6.6
Repurchase Agreements                                                              93.6
                                                                        ---------------
Total Investments and Repurchase Agreements                                       100.2
Other Assets and Liabilities, Net                                                  (0.2)
                                                                        ---------------

                                                                                  100.0
                                                                        ===============

  See accompanying notes which are an integral part of the financial statements.

                                              US Government Money Market Fund  9

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                $     1,013.10      $     1,022.12
Expenses Paid During
Period*                       $         2.70      $         2.71

* Expenses are equal to the Fund's annualized expense ratio of 0.54% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 10  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 99.4%
Colorado - 1.6%
Colorado Health Facilities Authority Revenue Bonds, weekly
   demand (E)(u)                                                       500       3.950          10/01/30               500
Colorado Housing & Finance Authority Revenue Bonds, weekly
   demand (E)                                                          500       3.830          02/15/28               500
                                                                                                              ------------
                                                                                                                     1,000
                                                                                                              ------------

Delaware - 2.0%
Delaware State Economic Development Authority Revenue Bonds,
   weekly demand (E)(u)                                                300       3.820          05/01/15               300
Delaware State Economic Development Authority Revenue Bonds,
   weekly demand (E)(u)                                                450       3.900          12/01/15               450
New Castle County Delaware Revenue Bonds, weekly demand
   (E)(u)                                                              500       3.830          08/01/31               500
                                                                                                              ------------
                                                                                                                     1,250
                                                                                                              ------------

Florida - 2.3%
Florida Housing Finance Corp. Revenue Bonds, weekly demand
   (E)                                                               1,400       3.830          07/01/35             1,400
                                                                                                              ------------

Georgia - 5.6%
De Kalb County Housing Authority Revenue Bonds, weekly
   demand (E)                                                          400       3.860          12/01/07               400
De Kalb County Housing Authority Revenue Bonds, weekly
   demand (E)                                                        1,800       3.830          06/15/25             1,800
Fulton County Housing Authority Revenue Bonds, weekly demand
   (E)(u)                                                            1,000       3.830          10/01/25             1,000
Gwinnett County Development Authority Revenue Bonds, weekly
   demand (E)(u)                                                        65       3.800          03/01/17                65
Smyrna Housing Authority Revenue Bonds, weekly demand (E)              200       3.790          06/01/25               200
                                                                                                              ------------
                                                                                                                     3,465
                                                                                                              ------------

Illinois - 8.3%
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand (E)(u)                                                100       3.870          11/01/25               100
Illinois Finance Authority Revenue Bonds, weekly demand
   (E)(u)                                                              845       3.820          02/01/19               845
Illinois Finance Authority Revenue Bonds, weekly demand
   (E)(u)                                                              750       3.920          04/01/21               750
Illinois Finance Authority Revenue Bonds, weekly demand
   (E)(u)                                                              600       3.900          08/01/26               600
Illinois Finance Authority Revenue Bonds, weekly demand (E)            125       3.820          07/01/33               125
Illinois Finance Authority Revenue Bonds, weekly demand (E)            600       3.820          02/01/35               600
Oakbrook Terrace Illinois Revenue Bonds, weekly demand
   (E)(u)                                                            2,100       3.400          12/01/25             2,100
                                                                                                              ------------
                                                                                                                     5,120
                                                                                                              ------------

Indiana - 2.6%
Indiana Health Facility Financing Authority Revenue Bonds,
   weekly demand (E)(u)                                                100       3.470          10/01/32               100
Logansport Indiana Revenue Bonds, weekly demand (E)(u)               1,500       3.870          01/01/08             1,500
                                                                                                              ------------
                                                                                                                     1,600
                                                                                                              ------------

Iowa - 0.2%
Iowa Higher Education Loan Authority Revenue Bonds, weekly
   demand (E)(u)                                                       100       3.470          10/01/33               100
                                                                                                              ------------

                                                  Tax Free Money Market Fund  11

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Kansas - 5.1%
City of Salina Kansas Revenue Bonds, weekly demand (E)(u)            1,350       4.000          12/01/14             1,350
Lenexa Kansas Revenue Bonds, weekly demand (E)                       1,090       3.830          02/01/23             1,090
Prairie Village Kansas Revenue Bonds, weekly demand (E)                250       3.830          11/01/30               250
Wyandotte County-Kansas City Unified Government General
   Obligation Unlimited Notes, weekly demand                           480       3.730          04/01/07               480
                                                                                                              ------------
                                                                                                                     3,170
                                                                                                              ------------

Kentucky - 4.8%
County of Jefferson Kentucky Revenue Bonds, weekly demand
   (E)(u)                                                            1,700       3.820          10/01/19             1,700
Hardin County Water District No. 1 Revenue Bonds, weekly
   demand (E)(u)                                                     1,270       3.850          09/01/22             1,270
                                                                                                              ------------
                                                                                                                     2,970
                                                                                                              ------------

Maryland - 1.0%
County of Montgomery Maryland, monthly demand (E)                      641       3.550          04/01/14               641
                                                                                                              ------------

Massachusetts - 2.7%
Massachusetts Development Finance Agency Revenue Bonds,
   weekly demand (E)                                                   850       3.550          07/01/29               850
Massachusetts Housing Finance Agency Revenue Bonds, weekly
   demand (E)                                                          795       3.830          06/01/34               795
                                                                                                              ------------
                                                                                                                     1,645
                                                                                                              ------------

Michigan - 9.4%
Lansing Economic Development Corp. Revenue Bonds, semiannual
   demand (E)(u)                                                     1,405       4.100          05/01/15             1,405
Michigan Higher Education Facilities Authority Revenue
   Bonds, weekly demand (E)(u)                                       2,000       3.840          03/01/31             2,000
Michigan State Hospital Finance Authority Revenue Bonds,
   weekly demand (E)                                                 1,200       3.520          11/01/40             1,200
Northville Township Economic Development Corp. Revenue
   Bonds, weekly demand (E)(u)                                         500       3.720          05/01/14               500
Oakland County Economic Development Corp. Revenue Bonds,
   semiannual demand (E)(u)                                            685       3.500          08/01/15               685
                                                                                                              ------------
                                                                                                                     5,790
                                                                                                              ------------

Minnesota - 4.7%
Arden Hills Minnesota Revenue Bonds, weekly demand (E)(u)              100       3.470          09/01/29               100
City of Minneapolis Minnesota Revenue Bonds, weekly demand
   (E)(u)                                                              500       3.920          05/01/26               500
Mankato Minnesota Revenue Bonds, weekly demand (E)(u)                  500       3.470          11/01/15               500
Roseville Minnesota Revenue Bonds, weekly demand (E)(u)                475       3.870          11/01/22               475
St. Paul Housing & Redevelopment Authority Revenue Bonds,
   weekly demand (E)(u)                                                200       3.870          05/01/22               200
St. Paul Housing & Redevelopment Authority Revenue Bonds,
   weekly demand (E)(u)                                              1,155       3.950          08/01/25             1,155
                                                                                                              ------------
                                                                                                                     2,930
                                                                                                              ------------

Missouri - 4.9%
Missouri Public Utilities Commission Revenue Notes                   1,000       4.000          09/15/06             1,003
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)(u)                                 100       3.870          08/15/28               100

 12  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)(u)                                 200       3.870          10/01/31               200
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)(u)                                 100       3.870          10/01/32               100
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                    300       3.810          05/15/34               300
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)(u)                               1,300       3.870          12/01/35             1,300
                                                                                                              ------------
                                                                                                                     3,003
                                                                                                              ------------

New Jersey - 2.9%
Borough of Riverdale New Jersey General Obligation Unlimited
   Notes                                                               429       4.500          11/03/06               431
Garwood Board of Education Notes                                       550       4.500          03/14/07               554
New Jersey Economic Development Authority Revenue Bonds,
   weekly demand (E)(u)                                                800       3.920          08/01/14               800
                                                                                                              ------------
                                                                                                                     1,785
                                                                                                              ------------

New York - 1.3%
Nassau County Industrial Development Agency Revenue Bonds,
   weekly demand (E)(u)                                                500       3.800          12/01/36               500
New York City Municipal Water Finance Authority Revenue
   Bonds, weekly demand (E)                                            300       3.820          06/15/36               300
                                                                                                              ------------
                                                                                                                       800
                                                                                                              ------------

North Carolina - 2.4%
North Carolina Capital Facilities Finance Agency Revenue
   Bonds, weekly demand (E)(u)                                       1,500       3.820          11/01/25             1,500
                                                                                                              ------------

Ohio - 13.3%
American Municipal Power-Ohio, Inc.                                    835       3.350          11/16/06               835
American Municipal Power-Ohio, Inc. General Obligation, Ltd.
   Notes                                                             1,100       3.200          10/05/06             1,100
American Municipal Power-Ohio, Inc. General Obligation, Ltd.
   Notes                                                               475       3.450          12/07/06               475
American Municipal Power-Ohio, Inc. Revenue Notes                      385       3.600          03/30/07               385
Clermont County Ohio Revenue Bonds, semiannual demand (E)(u)         1,330       3.250          05/01/12             1,330
Defiance City School District General Obligation Unlimited
   Notes                                                             1,000       4.500          01/25/07             1,008
Stark County Ohio Revenue Bonds, semiannual demand (E)(u)            1,370       3.500          09/01/15             1,370
Stark County Ohio Revenue Bonds, weekly demand (E)(u)                1,595       3.500          09/15/16             1,595
Westerville Ohio General Obligation, Ltd. Notes                        125       4.000          09/21/06               125
                                                                                                              ------------
                                                                                                                     8,223
                                                                                                              ------------

Pennsylvania - 3.9%
City of Philadelphia Pennsylvania Revenue Bonds, weekly
   demand (E)(u)                                                       100       3.790          06/15/23               100
Langhorne Manor Boro Higher Education Authority Revenue
   Bonds, weekly demand (E)(u)                                         600       3.440          10/01/32               600
Sayre Health Care Facilities Authority Revenue Bonds, weekly
   demand (E)(u)                                                     1,700       3.860          12/01/20             1,700
                                                                                                              ------------
                                                                                                                     2,400
                                                                                                              ------------

                                                  Tax Free Money Market Fund  13

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.8%
Puerto Rico Highway & Transportation Authority Revenue
   Bonds, annual demand (E)(u)                                         500       3.810          07/01/36               500
                                                                                                              ------------

Rhode Island - 1.7%
Rhode Island Economic Development Corp. Revenue Bonds,
   weekly demand (E)(u)                                              1,065       3.840          07/01/23             1,065
                                                                                                              ------------

South Carolina - 1.9%
Greenville County School District Revenue Bonds, weekly
   demand (E)                                                          200       3.840          12/01/28               200
Three Rivers Solid Waste Authority Revenue Notes, weekly
   demand                                                            1,000       3.875          06/01/06             1,001
                                                                                                              ------------
                                                                                                                     1,201
                                                                                                              ------------

Tennessee - 4.4%
Knox County Industrial Development Board Revenue Bonds,
   weekly demand (E)(u)                                              1,600       3.700          12/01/14             1,600
Wilson County Industrial Development Board, weekly demand            1,100       3.820          07/01/26             1,100
                                                                                                              ------------
                                                                                                                     2,700
                                                                                                              ------------

Vermont - 0.6%
Vermont Educational & Health Buildings Financing Agency
   Revenue Bonds, weekly demand (E)(u)                                 390       3.870          06/01/27               390
                                                                                                              ------------

Virginia - 0.8%
Virginia Public Building Authority Revenue Bonds, weekly
   demand (E)(u)                                                       500       3.840          08/01/19               500
                                                                                                              ------------

Washington - 3.5%
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)(u)                                              1,230       3.910          08/01/24             1,230
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)(u)                                                200       3.930          01/01/30               200
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)(u)                                                700       3.790          06/01/32               700
                                                                                                              ------------
                                                                                                                     2,130
                                                                                                              ------------

West Virginia - 1.6%
Marshall County West Virginia Revenue Bonds, weekly demand
   (E)                                                               1,000       3.940          03/01/26             1,000
                                                                                                              ------------

Wisconsin - 5.1%
Milwaukee Redevelopment Authority Revenue Bonds, weekly
   demand (E)(u)                                                       500       3.920          07/01/21               500
Wisconsin Health & Educational Facilities Authority Revenue
   Bonds, weekly demand (E)(u)                                         200       3.870          11/01/17               200
Wisconsin Health & Educational Facilities Authority Revenue
   Bonds, weekly demand (E)(u)                                       1,225       3.810          11/01/25             1,225

 14  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Revenue
   Bonds, weekly demand (E)(u)                                       1,000       3.820          04/01/28             1,000
Wisconsin Health & Educational Facilities Authority Revenue
   Bonds, weekly demand (E)(u)                                         200       3.870          12/01/32               200
                                                                                                              ------------
                                                                                                                     3,125
                                                                                                              ------------

TOTAL INVESTMENTS - 99.4% (amortized cost $61,403) (+)                                                              61,403

OTHER ASSETS AND LIABILITIES, NET - 0.6%                                                                               375
                                                                                                              ------------

NET ASSETS - 100%                                                                                                   61,778
                                                                                                              ============

  See accompanying notes which are an integral part of the financial statements.

                                                  Tax Free Money Market Fund  15

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

                                                                     %
----------------------------------------------------------------------------
QUALITY RATINGS AS A % OF VALUE
P-1/A-1; MIG1/SP-1/F1 or equivalent                                 100
                                                                    ===

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE
Industrial Revenue Bond                                              20
Non-Profit                                                           16
Multi-Family Housing Bond                                            14
Education (colleges and universities)                                12
Hospital                                                              9
Nursing Home                                                          9
Bond Anticipation Note                                                8
Cashflow Note                                                         3
Water and Sewer                                                       3
Airport Revenue                                                       2
Annual Appropriation                                                  1
Local General Obligation                                              1
Miscellaneous Revenue                                                 1
School District                                                       1
                                                                    ---
                                                                    100
                                                                    ===

See accompanying notes which are an integral part of the financial statements.

 16  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
Colorado                                                      1.6
Delaware                                                      2.0
Florida                                                       2.3
Georgia                                                       5.6
Illinois                                                      8.3
Indiana                                                       2.6
Iowa                                                          0.2
Kansas                                                        5.1
Kentucky                                                      4.8
Maryland                                                      1.0
Massachusetts                                                 2.7
Michigan                                                      9.4
Minnesota                                                     4.7
Missouri                                                      4.9
New Jersey                                                    2.9
New York                                                      1.3
North Carolina                                                2.4
Ohio                                                         13.3
Pennsylvania                                                  3.9
Puerto Rico                                                   0.8
Rhode Island                                                  1.7
South Carolina                                                1.9
Tennessee                                                     4.4
Vermont                                                       0.6
Virginia                                                      0.8
Washington                                                    3.5
West Virginia                                                 1.6
Wisconsin                                                     5.1
                                                  ---------------
Total Investments                                            99.4
Other Assets and Liabilities, Net                             0.6
                                                  ---------------

                                                            100.0
                                                  ===============

  See accompanying notes which are an integral part of the financial statements.

                                                  Tax Free Money Market Fund  17

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(u)   Bond is insured by a guarantor.
(B)   Illiquid security.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(+) The identified cost for Federal income tax purpose is the same as shown above.
(n)   Taxable security.
(e) Multi-State bond issue including Arkansas, Florida, Georgia, Kansas, Kentucky, Tennessee, and Virginia.
# All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
(A)   Illiquid and restricted security.

ABBREVIATIONS:

LIBOR - London Interbank Offered Rate

A-1 - A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's for commercial paper obligations. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+) sign. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

F-1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; (may have an added "+" to denote any exceptionally strong credit feature.)

MIG1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the markets for refinancing.

P-1 - The highest tax-exempt rating given by Moody's Investor Services to commercial paper with a "superior capacity for repayment."

SP-1 - The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

 18  Notes to Schedules of Investments

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2006 (UNAUDITED)

                                                                 MONEY MARKET           US GOVERNMENT              TAX FREE
AMOUNTS IN THOUSANDS                                                 FUND             MONEY MARKET FUND       MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at amortized cost which approximates value       $          3,672,511    $              1,950    $             61,403
Repurchase agreements at cost which approximates value                         --                  27,612                      --
Cash                                                                           --                      71                     218
Receivables:
      Interest                                                             14,193                      15                     345
      Investments sold                                                         --                       3                      --
Prepaid expenses                                                              115                       1                      --
                                                             --------------------    --------------------    --------------------
Total assets                                                            3,686,819                  29,652                  61,966
                                                             --------------------    --------------------    --------------------

LIABILITIES
Payables:
      Due to custodian                                                         13                      --                      --
      Accrued fees to affiliates                                              334                      10                      17
      Other accrued expenses                                                  148                      34                      40
      Dividends                                                            14,477                     103                     131
                                                             --------------------    --------------------    --------------------
Total liabilities                                                          14,972                     147                     188
                                                             --------------------    --------------------    --------------------

NET ASSETS                                                   $          3,671,847    $             29,505    $             61,778
                                                             ====================    ====================    ====================
Net Assets Consist of:
Undistributed (overdistributed) net investment income        $                 25    $                 13    $                 --
Accumulated net realized gain (loss)                                         (175)                     --                      --
Shares of beneficial interest                                              36,720                     295                     618
Additional paid-in capital                                              3,635,277                  29,197                  61,160
                                                             --------------------    --------------------    --------------------
NET ASSETS                                                   $          3,671,847    $             29,505    $             61,778
                                                             ====================    ====================    ====================

NET ASSET VALUE, per share:
   Net asset value per share: Class A*                       $               1.00    $                 --    $                 --
      Class A - Net assets                                   $         29,379,139    $                 --    $                 --
      Class A - Shares outstanding ($.01 par value)                    29,379,155                      --                      --
   Net asset value per share: Class S*                       $               1.00    $               1.00    $               1.00
      Class S - Net assets                                   $      3,642,468,198    $         29,505,104    $         61,778,380
      Class S - Shares outstanding ($.01 par value)                 3,642,610,743              29,502,514              61,772,514
---------------------------------------------------------------------------------------------------------------------------------

* Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

  See accompanying notes which are an integral part of the financial statements.
                                         Statement of Assets and Liabilities  19

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2006 (UNAUDITED)

                                                                 MONEY MARKET           US GOVERNMENT              TAX FREE
AMOUNTS IN THOUSANDS                                                 FUND             MONEY MARKET FUND       MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Interest                                               $             76,075    $                693    $              1,013
                                                             --------------------    --------------------    --------------------

EXPENSES
      Advisory fees                                                         3,371                      32                      64
      Administrative fees                                                     843                       8                      16
      Custodian fees                                                          297                      13                      28
      Distribution fees - Class A                                              12                      --                      --
      Transfer agent fees                                                     169                      26                      32
      Professional fees                                                        52                      10                      10
      Registration fees                                                        74                      10                      18
      Trustees' fees                                                           39                      --                       1
      Printing fees                                                            48                       1                       3
      Miscellaneous                                                            29                       2                       2
                                                             --------------------    --------------------    --------------------
      Expenses before reductions                                            4,934                     102                     174
      Expense reductions                                                   (2,533)                     --                      (2)
                                                             --------------------    --------------------    --------------------
Net expenses                                                                2,401                     102                     172
                                                             --------------------    --------------------    --------------------
Net investment income (loss)                                               73,674                     591                     841
                                                             --------------------    --------------------    --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                        (3)                     --                      --
Capital contribution from Adviser                                              --                      74                     132
                                                             --------------------    --------------------    --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $             73,671    $                665    $                973
                                                             ====================    ====================    ====================

See accompanying notes which are an integral part of the financial statements.

 20  Statement of Operations

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                 MONEY MARKET
                                                     FUND
                                  -------------------------------------------
                                      SIX MONTHS             FISCAL YEAR
                                         ENDED                  ENDED
                                    APRIL 30, 2006           OCTOBER 31,
AMOUNTS IN THOUSANDS                  (UNAUDITED)                2005
-----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS

OPERATIONS
      Net investment income
       (loss)                     $            73,674    $             83,888
      Net realized gain (loss)                     (3)                     (3)
      Capital contribution
       from Adviser                                --                      --
                                  -------------------    --------------------
Net increase (decrease) in net
  assets from operations                       73,671                  83,885
                                  -------------------    --------------------

DISTRIBUTIONS
From net investment income
      Class A                                    (500)                   (292)
      Class S                                 (73,174)                (83,253)
                                  -------------------    --------------------
Net decrease in net assets
  from distributions                          (73,674)                (83,545)
                                  -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease)
       in net assets from
       share transactions                     511,848                 196,981
                                  -------------------    --------------------

TOTAL NET INCREASE (DECREASE)
  IN NET ASSETS                               511,845                 197,321

NET ASSETS
      Beginning of period                   3,160,002               2,962,681
                                  -------------------    --------------------

      End of period               $         3,671,847    $          3,160,002
                                  ===================    ====================
Undistributed
  (overdistributed) net
  investment income included
  in net assets                   $                25    $                 25

See accompanying notes which are an integral part of the financial statements.

 22  Statement of Changes in Net Assets

                         US GOVERNMENT                                        TAX FREE
                       MONEY MARKET FUND                                 MONEY MARKET FUND
     -----------------------------------------------------   ------------------------------------------
               SIX MONTHS                  FISCAL YEAR           SIX MONTHS             FISCAL YEAR
                 ENDED                        ENDED                 ENDED                  ENDED
             APRIL 30, 2006                OCTOBER 31,         APRIL 30, 2006           OCTOBER 31,
              (UNAUDITED)                     2005               (UNAUDITED)               2005
-------------------------------------------------------------------------------------------------------

     $                          591    $               955   $               841    $             1,903
                                 --                    (23)                   --                     --
                                 74                     --                   132                     --
     ------------------------------    -------------------   -------------------    -------------------
                                665                    932                   973                  1,903
     ------------------------------    -------------------   -------------------    -------------------

                                 --                     --                    --                     --
                               (591)                  (955)                 (841)                (1,889)
     ------------------------------    -------------------   -------------------    -------------------
                               (591)                  (955)                 (841)                (1,889)
     ------------------------------    -------------------   -------------------    -------------------

                             (4,876)               (20,293)               (3,574)               (75,566)
     ------------------------------    -------------------   -------------------    -------------------

                             (4,802)               (20,316)               (3,442)               (75,552)

                             34,307                 54,623                65,220                140,772
     ------------------------------    -------------------   -------------------    -------------------

     $                       29,505    $            34,307   $            61,778    $            65,220
     ==============================    ===================   ===================    ===================
     $                           13    $                13   $                --    $                --

  See accompanying notes which are an integral part of the financial statements.

                                          Statement of Changes in Net Assets  23

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                          $                    $                  $                 $                   $
                                   NET ASSET VALUE,           NET            NET REALIZED       TOTAL FROM        DISTRIBUTIONS
                                     BEGINNING OF         INVESTMENT        AND UNREALIZED      INVESTMENT          FROM NET
                                        PERIOD         INCOME (LOSS)(A)      GAIN (LOSS)        OPERATIONS      INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
Class A
April 30, 2006 *                        1.0000               .0220                  --            .0220              (.0220)
October 31, 2005                        1.0000               .0271                  --            .0271              (.0271)
October 31, 2004                        1.0000               .0108                  --            .0108              (.0108)
October 31, 2003 (1)                    1.0000               .0051                  --            .0051              (.0051)
---------------------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006 *                        1.0000               .0218                  --            .0218              (.0218)
October 31, 2005                        1.0000               .0280                  --            .0280              (.0280)
October 31, 2004                        1.0000               .0117                  --            .0117              (.0117)
October 31, 2003                        1.0000               .0121                  --            .0121              (.0121)
October 31, 2002                        1.0000               .0185                  --            .0185              (.0185)
October 31, 2001                        1.0000               .0483                  --            .0483              (.0483)
---------------------------------------------------------------------------------------------------------------------------------
US GOVERNMENT MONEY MARKET FUND
Class S
April 30, 2006 *                        1.0000               .0185                  --            .0185              (.0185)
October 31, 2005                        1.0000               .0234              (.0005)           .0229              (.0229)
October 31, 2004                        1.0000               .0081                  --            .0081              (.0081)
October 31, 2003                        1.0000               .0085                  --            .0085              (.0085)
October 31, 2002                        1.0000               .0173                  --            .0173              (.0173)
October 31, 2001                        1.0000               .0446                  --            .0446              (.0446)
---------------------------------------------------------------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND
Class S
April 30, 2006 *                        1.0000               .0130                  --            .0130              (.0130)
October 31, 2005                        1.0000               .0179                  --            .0179              (.0179)
October 31, 2004                        1.0000               .0085                  --            .0085              (.0085)
October 31, 2003                        1.0000               .0094                  --            .0094              (.0094)
October 31, 2002                        1.0000               .0152                  --            .0152              (.0152)
October 31, 2001                        1.0000               .0317                  --            .0317              (.0317)
---------------------------------------------------------------------------------------------------------------------------------

*     For the six months ended April 30, 2006 (Unaudited).
(1) For the period April 21, 2003 (commencement of operations) to October 31, 2003.
(a)   Average month-end shares were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d) May reflect amounts waived and/or reimbursed by Frank Russell Investment Management Company as the investment adviser and transfer agent.

See accompanying notes which are an integral part of the financial statements.

 24  Financial Highlights

                                                                                        %
                              $                                     $           RATIO OF EXPENSES
           $           NET ASSET VALUE,         (%)            NET ASSETS,         TO AVERAGE
         TOTAL              END OF             TOTAL          END OF PERIOD        NET ASSETS,
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)             NET(C)(D)
-------------------------------------------------------------------------------------------------
         (.0220)            1.0000              2.12               29,379              .24
         (.0271)            1.0000              2.74               14,410              .25
         (.0108)            1.0000              1.08                3,989              .25
         (.0051)            1.0000               .59                  682              .26
-------------------------------------------------------------------------------------------------
         (.0218)            1.0000              2.17            3,642,468              .14
         (.0280)            1.0000              2.82            3,145,592              .15
         (.0117)            1.0000              1.17            2,958,692              .15
         (.0121)            1.0000              1.28            2,363,623              .16
         (.0185)            1.0000              1.87            1,904,819              .14
         (.0483)            1.0000              4.94            1,886,741              .14
-------------------------------------------------------------------------------------------------
         (.0185)            1.0000              1.85               29,505              .64
         (.0229)            1.0000              2.31               34,307              .55
         (.0081)            1.0000               .82               54,623              .47
         (.0085)            1.0000               .86               62,219              .41
         (.0173)            1.0000              1.74               93,182              .25
         (.0446)            1.0000              4.55              108,884              .37
-------------------------------------------------------------------------------------------------
         (.0130)            1.0000              1.31               61,778              .54
         (.0179)            1.0000              1.80               65,220              .41
         (.0085)            1.0000               .85              140,772              .36
         (.0094)            1.0000               .94              137,678              .32
         (.0152)            1.0000              1.53              174,623              .25
         (.0317)            1.0000              3.22              180,699              .30
-------------------------------------------------------------------------------------------------

             %                   %
     RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE       INVESTMENT INCOME
        NET ASSETS,         TO AVERAGE
         GROSS(C)        NET ASSETS(C)(D)
---
            .39                4.31
            .40                2.91
            .40                1.18
           5.24                 .96
---
            .29                4.37
            .30                2.83
            .30                1.16
            .31                1.21
            .29                1.84
            .29                4.78
---
            .64                3.72
            .56                2.22
            .47                 .81
            .48                 .87
            .45                1.73
            .63                4.43
---
            .54                2.62
            .42                1.74
            .37                 .84
            .36                 .95
            .35                1.52
            .40                3.17
---

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  25

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company" or "FRIC") is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on three of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   On or about July 1, 2006, Frank Russell Investment Company expects to change its name to Russell Investment Company, and Frank Russell Investment Management Company expects to change its name to Russell Investment Management Company.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

   Security Valuation

   The Funds' portfolio investments are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

   Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   Investment Transactions

   Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

   Investment Income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

   Federal Income Taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income provision was required for the Funds.

   Dividends and Distributions to Shareholders

   The Money Market, US Government Money Market and Tax Free Money Market Funds declare and record dividends daily and pay them monthly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in certain securities sold at a loss and capital loss carryforwards. Accordingly, a Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

 26  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Adviser"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Class Allocation

   The Money Market Fund offers the following classes of shares: Class A and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the distribution fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Repurchase Agreements

   The Funds may enter into repurchase agreements. The US Government Money Market Fund currently invests primarily in repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security (generally issued by the US government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by a custodian bank until repurchased. In addition, FRIMCo will monitor the Fund's repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. Subject to the overall limitations described in "Illiquid Securities", a Fund will not invest more than 10% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

   The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. RELATED PARTIES

   Adviser and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager evaluation to FRIMCo.

   The Investment Company Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Investment Company's Money Market Fund, US Government Money Market Fund, and Tax Free Money Market Fund. As of April 30, 2006, $1,834,633,103, $2,047,000, and $7,005,848, respectively, represents investment by other Investment Company Funds not presented herein and investment by the Russell Investment Funds. The Russell Investment Funds employ the same investment adviser as FRIC. In addition, a portion of the collateral

                                               Notes to Financial Statements  27

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   received from the Investment Company's securities lending program in the amount of $1,000,000,000 is invested in the Money Market Fund.

   The advisory and administrative fees are based upon the average daily net assets of the Funds and the rates specified in the table below, are payable monthly and total $3,466,798 and $866,729 respectively, for the period ended April 30, 2006.

                                                    ANNUAL RATE
                                          -------------------------------
                                             ADVISER       ADMINISTRATOR
   ----------------------------------------------------------------------
   Money Market                                0.20%            0.05%
   US Government Money Market                  0.20             0.05
   Tax Free Money Market                       0.20             0.05

   The Adviser has contractually agreed to waive 0.15% of its 0.25% combined advisory and administrative fees, at least until February 28, 2007, for the Money Market Fund. The amount of such waiver for the period ended April 30, 2006 was $2,528,146. The adviser does not have the ability to recover amounts waived for the period ended April 30, 2006 or previous periods.

   In April 2006, the Adviser made a capital contribution of $73,653 and $132,365 to U.S. Government Money Market Fund and Tax Free Money Market Fund, respectively, to offset capital loss carryforwards and ensure the maintenance of a $1.00 per share NAV on a going forward basis.

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period ended April 30, 2006, the Funds' custodian fees were reduced by the following amounts under these arrangements:

   Money Market                           $          5,633
   Tax Free Money Market                             2,216

   Transfer Agent

   FRIMCo serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, FRIMCo is paid a fee for transfer agency and dividend disbursing services provided to the Funds. FRIMCo retains a portion of this fee for its services provided to the Fund and pays the balance to unaffiliated agents who assist in providing these services. Total fees for the Funds presented herein for the period ended April 30, 2006 were $226,650.

   Distributor

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to Russell Fund Distributors, Inc. (the "Distributor") a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.15% of the average daily net assets of a Fund's Class A shares on an annual basis.

   Accrued Fees to Affiliates

   Accrued fees payable to affiliates for the six months ended April 30, 2006 were as follows:

                                                                   US GOVERNMENT           TAX FREE
                                             MONEY MARKET          MONEY MARKET          MONEY MARKET
   ------------------------------------------------------------------------------------------------------
   Advisory fees                          $           153,137   $             4,911   $             9,327
   Administration fees                                153,352                 1,228                 2,332
   Distribution fees                                    2,331                    --                    --
   Transfer agent fees                                 17,813                 3,684                 4,622
   Trustee fees                                         7,553                   229                   683
                                          -------------------   -------------------   -------------------
                                          $           334,186   $            10,052   $            16,964
                                          ===================   ===================   ===================

 28  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company, which has 34 Funds, and Russell Investment Funds ("RIF"), which has five Funds. Each of the Trustees is a Trustee for both FRIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $52,000 per year, $6,500 ($5,000 prior to January 1, 2006) for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Audit Committee meeting, Nominating and Governance Committee meeting or Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $500 fee for attending the meetings (quarterly, special, committee) by phone instead of receiving the full fee had the member attended in person. Trustees' out of pocket expenses are also paid by the Russell Fund Complex. During the period, the Audit Committee Chair was paid a fee of $12,000 per year and the Nominating and Governance Committee chair and the Investment Committee chairs were each paid a fee of $6,000 per year. The chairperson of the Board receives an additional $52,000 per year.

4. FEDERAL INCOME TAXES

   The Funds may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At October 31, 2005, available capital loss carryforwards and expiration dates are as follows:

                                              10/31/06           10/31/07           10/31/08           10/31/09
   ----------------------------------------------------------------------------------------------------------------
   Money Market                           $             --   $             --   $         90,626   $         35,378
   US Government Money Market                          762              1,782              8,484             15,034
   Tax Free Money Market                                --                 --             68,310             59,628


   -------------------------------------
   Money Market
   US Government Money Market
   Tax Free Money Market

                                           10/31/10         10/31/11         10/31/12         10/31/13          TOTALS
   -----------------------------------------------------------------------------------------------------------------------
   Money Market                         $           --   $       43,223   $           --   $        3,147   $      172,374
   US Government Money Market                    2,688           17,267            4,791           22,845           73,653
   Tax Free Money Market                            19               --            4,408               --          132,365

                                               Notes to Financial Statements  29

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

5. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the period ended April 30, 2006 and the year ended October 31, 2005 were as follows:

                                                                 CLASS A                                 CLASS S
                                                       ON A CONSTANT DOLLAR BASIS              ON A CONSTANT DOLLAR BASIS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
                                                  -----------------   -----------------   -----------------   -----------------
   Money Market
      Proceeds from shares sold                   $          33,506   $          26,116   $      10,661,554   $      20,243,631
      Proceeds from reinvestment of
         distributions                                          398                 230              10,627               9,854
      Payments for shares redeemed                          (18,934)            (15,925)        (10,175,303)        (20,066,925)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)               $          14,970   $          10,421   $         496,878   $         186,560
                                                  =================   =================   =================   =================
   US Government Money Market
      Proceeds from shares sold                   $              --   $              --   $          38,504   $          89,516
      Proceeds from reinvestment of
         distributions                                           --                  --                 494                 761
      Payments for shares redeemed                               --                  --             (43,874)           (110,570)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)               $              --   $              --   $          (4,876)  $         (20,293)
                                                  =================   =================   =================   =================
   Tax Free Money Market
      Proceeds from shares sold                   $              --   $              --   $         177,944   $         336,138
      Proceeds from reinvestment of
         distributions                                           --                  --                 514               1,190
      Payments for shares redeemed                               --                  --            (182,032)           (412,894)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)               $              --   $              --   $          (3,574)  $         (75,566)
                                                  =================   =================   =================   =================

6. LINE OF CREDIT

   The Investment Company has a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Investment Company is charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Investment Company's Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 20, 2006 and may be renewed at that time. The Funds did not have any drawdowns for the six months ended April 30, 2006.

7. RECORD OWNERSHIP

   As of April 30, 2006, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective
   Fund:

   FUNDS                                   # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Money Market                                    1                   27.3
   US Government Money Market                      2                   43.0
   Tax Free Money Market                           2                   48.7

8. RESTRICTED SECURITIES

   Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

 30  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   A Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

   The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by FRIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments.

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Money Market Fund - 2.5%
   Goldman Sachs Group, LP                      09/11/02        15,000,000            100.00            15,000            15,000
   Metropolitan Life Global Funding             08/23/05        10,000,000            100.00            10,001            10,001
   Tango Finance Corp.                          12/08/05        65,000,000            100.00            64,996            64,996
                                                                                                                  --------------
                                                                                                                          89,997
                                                                                                                  ==============

   Illiquid securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

                                               Notes to Financial Statements  31

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo (the "FRIMCo Agreement") and the portfolio management contract with each Money Manager of the Funds (collectively, the "portfolio management contracts") at a meeting held on April 18, 2006. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds' shares, and the management of the Funds by FRIMCo. In preparation for the annual review, the Independent Trustees, with the advice and assistance of independent counsel, also requested and the Board considered (1) information and reports prepared by FRIMCo relating to the services provided by FRIMCo (and its affiliates) to the Funds, including information requested by the Independent Trustees; (2) information (the "Third-Party Information") received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and their respective operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by FRIMCo believed by the provider to be generally comparable in investment objectives and size to the Funds; and (3) an analysis of the Third-Party Information prepared by FRIMCo (the "FRIMCo Analysis" and, with the other information requested by the Independent Trustees or provided by FRIMCo in connection with the Board's consideration of the portfolio management contracts, the "Agreement Renewal Information") addressing, among other things, performance and expense differentials between certain Funds and their respective Comparable Funds. The Independent Trustees also received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuances.

On April 17, 2006, the Independent Trustees met in person to review the Agreement Renewal Information in a private session with independent counsel at which no representatives of FRIMCo or management were present. At the April 18 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the FRIMCo Agreement and the portfolio management contracts with management and independent counsel to the Independent Trustees. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analysis received from FRIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Tax Free Money Market Fund in employing a manager-of-managers method of investment, operates in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. FRIMCo exercises investment discretion over Fund assets that FRIMCo determines not to allocate to the money managers by selecting the individual portfolio securities for those portions of assets. FRIMCo may also directly manage portions of a Fund during transitions between money managers. FRIMCo has engaged a Money Manager for the Tax Free Money Market Fund and FRIMCo currently manages the Money Market and US Government Money Market Funds.

The Board considered that FRIMCo (rather than any Money Manager) is responsible under the FRIMCo Agreement for determining, implementing and maintaining the investment program for each Fund.

FRIMCo is responsible for selecting Money Managers for the Tax Free Money Market Fund. The Money Manager for this Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by FRIMCo in accordance with the Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations to the Money Manager; supervising compliance by the Money Manager with the Fund's investment objective and policies; authorizing the Money Manager to engage in certain investment strategies for the Fund; and recommending annually to the Board whether a portfolio management contract should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of the portfolio management contract, FRIMCo is responsible for recommending to the Board the restructuring of Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on FRIMCo's research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for the Money Manager intended to capitalize on the strengths of that Money Manager or, if there are multiple Money Managers for the Tax Free Money Market Fund, to coordinate the investment activities of Money Managers for that Fund in a complementary manner. Therefore, FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Fund, if any. The performance of individual Money Managers for the Fund may reflect the roles assigned to them by FRIMCo in the Fund's investment activities and any constraints placed by FRIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of the Tax Free Money Market Fund over appropriate periods

 32  Basis for Approval of Investment Advisory Contracts

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

reflects in great part the performance of FRIMCo in designing the Fund's investment program, structuring Fund segments if multiple Money Managers are being employed, selecting an effective Money Manager for the Fund or, if there are multiple Money Managers, an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board also considered that the prospectus for the Tax Free Money Market Fund and other public disclosures emphasize to investors FRIMCo's role as the principal investment manager for the Fund, rather than the investment selection role of the Fund's Money Managers, and describe the manner in which the Fund operates so that investors may take the information into account when deciding to purchase shares of the Fund.

The Board also considered the special expertise of FRIMCo with respect to the manager-of-managers structure of the Tax Free Money Market Fund and the likelihood that, at the current expense ratio of the Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager-of-managers strategy of the Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Tax Free Money Market Fund, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the FRIMCo Agreement, including the following:

1. The nature, scope and quality of the services provided to the Fund by FRIMCo;

2. The advisory fee paid by the Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including, in the case of the Tax Free Money Market Fund, the fees for any Money Managers of such Fund;

3. Information provided by FRIMCo as to other fees and benefits received by FRIMCo or its affiliates from the Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by FRIMCo as to expenses incurred by the Fund; and

5. Information provided by FRIMCo as to the profits that FRIMCo derives from its mutual fund operations generally and from each Fund.

At the April 18 Board meeting, FRIMCo and management reviewed the reasonableness of the Funds' investment advisory fees.

On the basis of the Agreement Renewal Information, including the FRIMCo Analysis, and other information previously received by the Board from FRIMCo during the course of the year or presented at the Board meeting by FRIMCo, the Board, in respect of each Fund, found the advisory fee charged by FRIMCo to be reasonable in light of the nature, scope and quality of the services provided to the Funds, after giving effect to waivers and/or reimbursements and considering differences in the composition and investment strategies of its Comparable Funds. The Board also determined that the relative expense ratio of each Fund was comparable to those of Comparable Funds; FRIMCo's methodology of allocating expenses of operating funds in the complex was reasonable; and FRIMCo's profitability with respect to each Fund was not excessive in light of the nature, scope and quality of the services provided by FRIMCo.

The Board concluded that the performance of the Funds supported continuation of the FRIMCo Agreement, again based upon the Agreement Renewal Information, including the FRIMCo Analysis, and other information previously received by the Board from FRIMCo during the course of the year or presented at the Board meeting by FRIMCo. In evaluating performance, the Board considered each Fund's absolute performance and its performance relative to appropriate benchmarks and indices and its Comparable Funds.

The Board considered for each Fund whether economies of scale have been realized and whether the fees for such Fund appropriately reflect or should be revised to reflect any such economies. In its deliberations, the Board noted its findings reached at a meeting held on February 28, 2006 that the investment advisory fees for each Fund appropriately reflect any economies of scale realized by that Fund. Its findings at the earlier meeting were based upon information and analyses prepared by FRIMCo, including, in the case of the Tax Free Money Market Fund, information as to variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by that Fund.

                         Basis for Approval of Investment Advisory Contracts  33

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

In voting to approve the continuation of the FRIMCo Agreement on its current terms and conditions for each Fund, the Board, after considering the foregoing and other relevant factors, determined that continuation of the FRIMCo Agreement was in the best interests of the Funds and their respective shareholders.

With respect to the evaluation of the terms of portfolio management contract with the Money Manager of the Tax Free Money Market Fund, the Board received and considered information from FRIMCo reporting for the Money Manager, among other things, the Money Manager's performance over various periods; FRIMCo's assessment of the performance of the Money Manager; any significant business relationships between the Money Manager and FRIMCo or Russell Fund Distributors, Inc., the Funds' underwriter; and FRIMCo's recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. FRIMCo recommended that the Money Manager for the Tax Free Money Market Fund be retained at its current fee rate. FRIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm's-length negotiations with FRIMCo; FRIMCo is aware of the fees charged by Money Managers to other clients; and FRIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted FRIMCo's explanation in light of the Board's findings as to the aggregate investment advisory fees paid by the Tax Free Money Market Fund and the fact that each Money Manager's fee is paid by FRIMCo.

Based substantially upon FRIMCo's recommendations together with the information received from FRIMCo in support of its recommendations, the Board concluded that the fees paid to the Money Manager of the Tax Free Money Market Fund were reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management agreement with the Money Manager of the Tax Free Money Market Fund was in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the FRIMCo Agreement or, other than FRIMCo's recommendation, the portfolio management agreement with the Money Manager for the Tax Free Money Market Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

 34  Basis for Approval of Investment Advisory Contracts

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available
(i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

                             Shareholder Requests for Additional Information  35

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 34 funds, and Russell Investment Funds ("RIF"), which has five funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee Since     Appointed until  - Chairman of the Board, FRC          39         None
  Phillips,           2002              successor is     - 1990-2003, President, FRC
  Born January 20,                      duly elected     - 1993-2003, CEO, FRC
  1948                                  and qualified    - Trustee, FRIC and RIF
                                                         - Director, FRTC; Frank
  909 A Street                                             Russell Investments (Suisse)
  Tacoma, Washington                                       S.A. (global investment
  98402-1616                                               services); Frank Russell
                                                           Company Limited (consultant
                                                           to institutional investors
                                                           in Europe and the UK)
                                                         - Chairman of the Board and
                                                           President, Russell 20-20
                                                           Association; and Frank
                                                           Russell Investments
                                                           (Delaware), Inc. (general
                                                           partner in various limited
                                                           partnerships ("FRIDI"))
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 **Thaddas L.         Trustee since     Appointed until  - Senior Vice President, Larco        39         None
 Alston,              2006              successor is       Investments, Ltd.
   Born April 7,                        duly elected
 1945                                   and qualified
   909 A Street
   Tacoma,
 Washington
   98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - President, Anderson                 39         None
 Born October 15,     1984              successor is       Management Group LLC
 1931                                   duly elected       (private investments
                      Chairman of the   and qualified      consulting)
 909 A Street         Nominating and                     - February 2002 to June 2005,
 Tacoma, Washington   Governance        Appointed until    Lead Trustee, FRIC and RIF
 98402-1616           Committee since   successor is
                      2006              duly elected
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------



 * Mr. Phillips is also an officer and/or director of one or more affiliates of FRIC and RIF and is therefore an interested trustee.
**  Mr. Alston was elected to the Board of Trustees effective May 1, 2006.

 36  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         39         - Trustee, WM
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          Group of Funds
 1954                                   duly elected       services)                                        (investment
                      Chairperson       and qualified    - Director and Chairman of the                     company);
 909 A Street         since 2005                           Audit Committee, Avista                        - Director, Avista
 Tacoma, Washington                     Annual             Corp.                                            Corp.
 98402-1616                                              - Trustee and Chairman of the
                                                           Operations and Distribution
                                                           Committee, WM Group of Funds
                                                         - February 2002 to June 2005,
                                                           Chairman of the Audit
                                                           Committee, FRIC and RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - June 2004 to present, Senior        39         None
 Born June 6, 1946    2003              successor is       Vice President and Chief
                                        duly elected       Financial Officer, Waddell &
 909 A Street         Chairman of       and qualified      Reed Financial, Inc.
 Tacoma, Washington   Audit Committee                    - 2003, Retired
 98402-1616           since 2005        Appointed until  - 2001-2003, Vice President
                                        successor is       and Chief Financial Officer,
                                        duly elected       Janus Capital Group Inc.
                                        and qualified    - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine,       Trustee since     Appointed until  - President and Chief                 39         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - President, Simpson                  39         None
 Tennison, Jr.,       2000              successor is       Investment Company and
 Born December 21,                      duly elected       several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------



Mr. Michael Phillips is the Chairman of the Board of Frank Russell Company which controls FRIMCo, the investment adviser of the Funds. He is also an Interested Trustee of the Funds. On May 26, 2005, Mr. Phillips became a director of Simpson Investment Company, a privately held company. Mr. Raymond P. Tennison, Jr., an Independent Trustee of the Funds is the President of Simpson Investment Company.

                              Disclosure of Information about Fund Directors  37

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Jack Thompson,       Trustee since     Appointed until  - September 2003 to present,          39         Director, Sparx
 Born March 21, 1949  2005              successor is       Independent Board Chair and                      Japan Fund
                                        duly elected       Chairman of the Audit
 909 A Street                           and qualified      Committee, Sparx Japan Fund
 Tacoma, Washington                                      - May 1999 to May 2003,
 98402-1616                                                President, Chief Executive
                                                           Officer and Director, Berger
                                                           Financial Group, LLC
                                                         - May 1999 to May 2003,
                                                           President and Trustee,
                                                           Berger Funds
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  39         None
 Born October 2,      2002              successor is     - 1987 to 2002, Director,
 1943                                   duly elected       Smith Barney Fundamental
                      Chairperson of    and qualified      Value Fund
 909 A Street         the Investment
 Tacoma, Washington   Committee since   Appointed until
 98402-1616           2006              successor is
                                        duly elected
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------
 TRUSTEES EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, Frank            39         None
  Jr.,                and Chairman      resignation or     Russell Company (investment
  Born July 3, 1932   Emeritus since    removal            consultant to institutional
                      1999                                 investors ("FRC")); and
  909 A Street                                             FRIMCo
  Tacoma, Washington                                     - Chairman Emeritus, FRIC and
  98402-1616                                               RIF; Frank Russell
                                                           Securities, Inc.
                                                           (broker-dealer and
                                                           investment adviser ("FRS"));
                                                           Russell 20-20 Association
                                                           (non-profit corporation);
                                                           and Frank Russell Trust
                                                           Company (non-depository
                                                           trust company ("FRTC"))
                                                         - Chairman, Sunshine
                                                           Management Services, LLC
                                                           (investment adviser)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  39         None
 Born December 1,     since 2003                         - Trustee of FRIC and RIF
 1919                                                      until 2002
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------



* Mr. Russell is also a director emeritus of one or more affiliates of FRIC and RIF.

 38  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
TRUSTEES EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  39         None
 Born June 8, 1925    since 2004                         - Trustee of FRIC and RIF
                                                           until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee Emeritus  Five year term   - Retired since 1995                  39         None
 Born October 6,      since 2006                         - Trustee of FRIC and RIF
 1930                                                      until 2005
                                                         - Chairman of the Nominating
 909 A Street                                              and Governance Committee
 Tacoma, Washington                                        2001-2005
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  39         None
 Born May 5, 1926     since 2004                         - Trustee of FRIC and RIF
                                                           until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  39

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Cheryl Wichers,                Chief Compliance  Until removed    - Chief Compliance Officer, FRIC
 Born December 16, 1966         Officer since     by Independent   - Chief Compliance Officer, RIF
                                2005              Trustees         - Chief Compliance Officer, FRIMCo
 909 A Street                                                      - April 2002-May 2005, Manager, Global Regulatory
 Tacoma, Washington                                                  Policy
 98402-1616                                                        - 1998-2002, Compliance Supervisor, Russell Investment
                                                                     Group
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Greg J. Stark,                 President and     Until successor  - President and CEO, FRIC and RIF
 Born May 3, 1968               Chief Executive   is chosen and    - Chairman of the Board, President and CEO, FRIMCo
                                Officer since     qualified by     - Chairman of the Board, President and CEO, RFD
 909 A Street                   2004              Trustees         - Chairman of the Board and President, Russell
 Tacoma, Washington                                                  Insurance Agency, Inc. (insurance agency ("RIA"))
 98402-1616                                                        - Until 2004, Managing Director of Individual Investor
                                                                     Services, FRC
                                                                   - 2000 to 2004, Managing Director, Sales and Client
                                                                     Service, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer, Chief Accounting Officer and CFO, FRIC and
 Born November 26, 1963         Chief Accounting  is chosen and      RIF
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo, FRTC and RFD
 909 A Street                   1998              Trustees         - Treasurer and Principal Accounting Officer, SSgA
 Tacoma, Washington                                                  Funds
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Thomas F. Hanly,               Chief Investment  Until removed    - Chief Investment Officer, FRIC, RIF, FRC, FRTC
 Born November 17, 1964         Officer since     by Trustees      - Director and Chief Investment Officer, FRIMCo and RFD
                                2004                               - 1999 to 2003, Chief Financial Officer, FRC, FRIC and
 909 A Street                                                        RIF
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary and     Until successor  - General Counsel and Managing Director of Law and
 Born October 8, 1941           General Counsel   is chosen and      Government Affairs, Secretary, FRC
                                since 1994        qualified by
 909 A Street                                     Trustees
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

 40  Disclosure of Information about Fund Directors

MONEY MARKET FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

TRUSTEES
 Thaddas L. Alston
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Jack R. Thompson
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, Ph.D.
 William E. Baxter
 Lee C. Gingrich
 Eleanor W. Palmer

OFFICERS
 Gregory J. Stark, President and Chief Executive Officer
 Cheryl Wichers, Chief Compliance Officer
 Thomas F. Hanly, Chief Investment Officer
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Karl J. Ege, Secretary

ADVISOR, ADMINISTRATOR, TRANSFER AND DIVIDEND DISBURSING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS AS OF JUNE 1, 2006

Money Market Fund
 Frank Russell Investment Management Company, Tacoma, WA

US Government Money Market Fund
 Frank Russell Investment Management Company, Tacoma, WA

Tax Free Money Market Fund

 Neuberger Berman Management Inc., New York, NY

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers  41

                      (This page intentionally left blank)

(FRANK RUSSELL LOGO)

FRANK RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402

800-787-7354
Fax: 253-591-3495

www.russell.com

On or about July 1, 2006, Frank Russell Investment Company expects to change its name to Russell Investment Company, and Frank Russell Investment Management Company expects to change its name to Russell Investment Management Company. 36-08-070 (1 04/06)

2006 SEMIANNUAL REPORT

CLASS A AND B SHARES:

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND




APRIL 30, 2006




                                                       (FRANK RUSSELL LOGO)

Frank Russell Investment Company*

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on one of these Funds.

Frank Russell Investment Management Company*

Responsible for overall management and administration of the Funds.

* On or about July 1, 2006, Frank Russell Investment Company expects to change its name to Russell Investment Company, and Frank Russell Investment Management Company expects to change its name to Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                 Russell Multi-Manager Principal Protected Fund

                               Semiannual Report

                           April 30, 2006 (Unaudited)

                               Table of Contents

                                                                            Page
Shareholder Expense Example..........................................         3

Schedule of Investments..............................................         4

Notes to Schedule of Investments.....................................         7

Statement of Assets and Liabilities..................................         8

Statement of Operations..............................................         9

Statement of Changes in Net Assets...................................        10

Financial Highlights - Class A.......................................        11

Financial Highlights - Class B.......................................        12

Notes to Financial Statements........................................        13

Investment Objective and Investment Strategy during the Guarantee
  Period.............................................................        21

Basis for Approval of Investment Advisory Contracts..................        22

Shareholder Requests for Additional Information......................        25

Disclosure of Information about Fund Directors.......................        26

Manager, Money Managers and Service Providers........................        31

Frank Russell Investment Company - Multi-Manager Principal Protected Fund.

Copyright (c) Russell Investment Group 2006. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC. MEMBER NASD, PART OF RUSSELL INVESTMENT GROUP.

Effective July 1, 2006 Frank Russell Investment Company ("FRIC") will change its name to Russell Investment Company. FRIC Funds are distributed by Russell Fund Distributors, Inc., and advised by Frank Russell Investment Management Company ("FRIMCo"). Effective July 1, 2006 FRIMCo will change its name to Russell Investment Management Company.

Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING THE FUND'S EXPENSE EXAMPLE. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR THE FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                $     1,027.70      $     1,014.38
Expenses Paid During
Period*                       $        10.56      $        10.49

* Expenses are equal to the Fund's annualized expense ratio of 2.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS B                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                $     1,024.30      $     1,010.66
Expenses Paid During
Period*                       $        14.30      $        14.21

* Expenses are equal to the Fund's annualized expense ratio of 2.85% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  Shareholder Expense Example  3

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 38.7%
Auto and Transportation - 0.7%
Honda Motor Co., Ltd. - ADR                             1,311              46
Union Pacific Corp.                                     1,213             111
United Parcel Service, Inc. Class B                     2,656             215
                                                                 ------------
                                                                          372
                                                                 ------------
Consumer Discretionary - 4.4%
Avon Products, Inc.                                     5,600             183
Cintas Corp.                                            5,034             211
Costco Wholesale Corp.                                  3,800             207
Federated Department Stores, Inc.                         380              30
Gannett Co., Inc.                                       3,658             201
Home Depot, Inc.                                        6,723             268
InterActiveCorp (AE)                                    2,989              86
Kimberly-Clark Corp.                                    2,215             130
Nike, Inc. Class B                                      2,700             221
Tribune Co.                                             1,555              45
Wal-Mart Stores, Inc.                                   9,404             423
Waste Management, Inc.                                  5,070             190
                                                                 ------------
                                                                        2,195
                                                                 ------------

Consumer Staples - 4.1%
Campbell Soup Co.                                       4,071             131
Clorox Co.                                              1,521              98
Coca-Cola Co. (The)                                     8,353             351
Coca-Cola Enterprises, Inc.                             1,472              29
Diageo PLC - ADR                                        2,012             133
Kraft Foods, Inc. Class A                               5,581             174
Kroger Co. (The)                                        5,767             117
PepsiCo, Inc.                                           6,050             352
Procter & Gamble Co.                                   11,199             652
                                                                 ------------
                                                                        2,037
                                                                 ------------

Financial Services - 8.6%
ACE, Ltd.                                                 939              52
Aflac, Inc.                                             6,618             315
American International Group, Inc.                      6,634             433
Automatic Data Processing, Inc.                         7,873             347
Bank of America Corp.                                   9,160             457
Bank of New York Co., Inc. (The)                        5,223             184
Citigroup, Inc.                                         8,523             426
Commerce Bancorp, Inc.                                    914              37
Fannie Mae                                              1,236              62
Freddie Mac                                               918              56
JPMorgan Chase & Co.                                    3,885             176
Marshall & Ilsley Corp.                                   734              34
Metlife, Inc.                                           3,300             172
Mitsubishi UFJ Financial Group, Inc. - ADR              2,945              46
Morgan Stanley                                          4,847             312
Paychex, Inc.                                           5,003             202
PNC Financial Services Group, Inc.                      1,538             110

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
State Street Corp.                                      2,700             176
SunTrust Banks, Inc.                                      376              29
Synovus Financial Corp.                                 6,140             172
US Bancorp                                              5,611             176
Wells Fargo & Co.                                       4,400             302
XL Capital, Ltd. Class A                                  617              41
                                                                 ------------
                                                                        4,317
                                                                 ------------

Health Care - 5.1%
Abbott Laboratories                                       989              42
Baxter International, Inc.                              3,226             122
Biomet, Inc.                                            4,800             178
Boston Scientific Corp. (AE)                            3,036              71
GlaxoSmithKline PLC - ADR                               1,617              92
Johnson & Johnson                                       8,421             494
Medco Health Solutions, Inc. (AE)                         164               9
Medimmune, Inc. (AE)                                    1,383              43
Medtronic, Inc.                                         6,273             314
Merck & Co., Inc.                                       2,274              78
Novartis AG - ADR                                       2,917             168
Pfizer, Inc.                                           25,124             636
Schering-Plough Corp.                                   2,475              48
Teva Pharmaceutical Industries, Ltd. - ADR              1,336              54
Wyeth                                                   4,675             228
                                                                 ------------
                                                                        2,577
                                                                 ------------

Integrated Oils - 2.7%
BP PLC - ADR                                              411              30
Chevron Corp.                                           5,115             312
ConocoPhillips                                          3,875             259
Exxon Mobil Corp.                                      11,836             747
                                                                 ------------
                                                                        1,348
                                                                 ------------

Materials and Processing - 2.2%
Barrick Gold Corp.                                      4,102             125
Fluor Corp.                                             1,112             103
International Paper Co.                                 5,796             211
Monsanto Co.                                            1,174              98
Newmont Mining Corp.                                    3,509             205
Praxair, Inc.                                           1,554              87
Sigma-Aldrich Corp.                                     4,070             279
                                                                 ------------
                                                                        1,108
                                                                 ------------

Miscellaneous - 1.9%
3M Co.                                                  3,040             260
Eaton Corp.                                               607              46

 4  Schedule of Investments

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Electric Co.                                   17,866             618
Honeywell International, Inc.                           1,219              52
                                                                 ------------
                                                                          976
                                                                 ------------

Other Energy - 1.0%
Apache Corp.                                            1,600             114
Baker Hughes, Inc.                                      1,231             100
El Paso Corp.                                           4,285              55
Schlumberger, Ltd.                                      3,215             222
                                                                 ------------
                                                                          491
                                                                 ------------

Producer Durables - 2.0%
Boeing Co.                                                569              48
Caterpillar, Inc.                                         860              65
Deere & Co.                                               981              86
Diebold, Inc.                                           4,400             187
Dover Corp.                                               597              30
Emerson Electric Co.                                    2,210             188
Illinois Tool Works, Inc.                               1,747             179
Lockheed Martin Corp.                                     207              16
Northrop Grumman Corp.                                    652              44
Pall Corp.                                              1,362              41
Parker Hannifin Corp.                                   1,620             131
                                                                 ------------
                                                                        1,015
                                                                 ------------
Technology - 3.6%
Electronic Data Systems Corp.                           4,173             113
General Dynamics Corp.                                  1,056              69
Hewlett-Packard Co.                                     3,478             113
Intel Corp.                                            15,921             318
International Business Machines Corp.                   3,467             286
Linear Technology Corp.                                 7,700             273
Microsoft Corp.                                        14,431             349
Motorola, Inc.                                          3,206              68
Raytheon Co.                                            3,228             143
Sun Microsystems, Inc. (AE)                            15,951              80
                                                                 ------------
                                                                        1,812
                                                                 ------------

Utilities - 2.4%
Ameren Corp.                                            1,080              54
AT&T, Inc.                                             18,365             481
BellSouth Corp.                                         2,576              87
Comcast Corp. Special Class A (AE)                      4,982             154
PG&E Corp.                                              2,073              83
Southern Co. (The)                                      6,680             215

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sprint Nextel Corp.                                     1,370              34
Verizon Communications, Inc.                            3,240             107
                                                                 ------------
                                                                        1,215
                                                                 ------------

TOTAL COMMON STOCKS
(cost $17,030)                                                         19,463
                                                                 ------------

LONG-TERM DEBT OBLIGATIONS - 56.8%
United States Government Treasuries - 56.8%
United States Treasury
Principal Only STRIP
   Zero coupon due 02/15/08                            24,820          22,779
   Zero coupon due 05/15/08                             6,370           5,775
                                                                 ------------

TOTAL LONG-TERM DEBT OBLIGATIONS
(cost $29,054)                                                         28,554
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.7%
Frank Russell Investment Company
   Money Market Fund                                  193,000             193
Frank Russell Investment Company
   US Government Money Market Fund                  2,047,000           2,047
United States Treasury Bills (c)(z)(sec.)
   4.590% due 06/15/06                                     30              30
   4.593% due 06/15/06                                    100              99
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,369)                                                           2,369
                                                                 ------------

TOTAL INVESTMENTS - 100.2%
(identified cost $48,453)                                              50,386

OTHER ASSETS AND LIABILITIES,
NET - (0.2%)                                                              (84)
                                                                 ------------

NET ASSETS - 100.0%                                                    50,302
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                      Schedule of Investments  5

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
United States Treasury 2 Year Notes
   expiration date 06/06 (8)                                1,630                 (1)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                         (1)
                                                                     ===============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                         % OF
                                                          NET
CATEGORIES                                              ASSETS
-------------------------------------------------------------------
Auto and Transportation                                         0.7
Consumer Discretionary                                          4.4
Consumer Staples                                                4.1
Financial Services                                              8.6
Health Care                                                     5.1
Integrated Oils                                                 2.7
Materials and Processing                                        2.2
Miscellaneous                                                   1.9
Other Energy                                                    1.0
Producer Durables                                               2.0
Technology                                                      3.6
Utilities                                                       2.4
Long-Term Debt Obligations                                     56.8
Short-Term Investments                                          4.7
                                                    ---------------
Total Investments                                             100.2
Other Assets and Liabilities, Net                              (0.2)
                                                    ---------------

                                                              100.0
                                                    ===============

Futures Contracts                                               (--)*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

 6  Schedule of Investments

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(sec.)All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) or options written by the Fund.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.

ABBREVIATIONS:

ADR - American Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities

                                             Notes to Schedule of Investments  7

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands
--------------------------------------------------------------------------------

ASSETS
Investments at market (identified cost $48,453).....................................    $               50,386
Cash................................................................................                        60
Receivables:
   Dividends and interest...........................................................                        27
   Dividends from affiliated money market funds.....................................                        10
   Investments sold.................................................................                       223
   From Adviser.....................................................................                        18
   Daily variation margin on futures contracts......................................                         1
Prepaid expenses....................................................................                        20
                                                                                        ----------------------

Total assets........................................................................                    50,745
                                                                                        ----------------------

LIABILITIES
Payables:
      Investments purchased.................................    $                163
      Fund shares redeemed..................................                     116
      Accrued fees to affiliates............................                      92
      Other accrued expenses................................                      72
                                                                --------------------

Total liabilities...................................................................                       443
                                                                                        ----------------------

NET ASSETS..........................................................................    $               50,302
                                                                                        ======================

Net Assets Consist of:
Undistributed (overdistributed) net investment income...............................    $                  136
Accumulated net realized gain (loss)................................................                       (17)
Unrealized appreciation (depreciation) on:
      Investments...................................................................                     1,933
      Futures contracts.............................................................                        (1)
Shares of beneficial interest.......................................................                        50
Additional paid-in capital..........................................................                    48,201
                                                                                        ----------------------

NET ASSETS..........................................................................    $               50,302
                                                                                        ======================

NET ASSET VALUE, per share:
   Class A ($1,795,761 divided by 172,989 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $                10.38
                                                                                        ======================
   Class B ($48,506,387 divided by 4,789,450 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $                10.13
                                                                                        ======================

See accompanying notes which are an integral part of the financial statements.

 8  Statement of Assets and Liabilities

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2006 (UNAUDITED)

Amounts in thousands
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends........................................................................    $                  212
   Dividends from affiliated money market funds.....................................                        67
   Interest.........................................................................                       627
                                                                                        ----------------------
Total investment income.............................................................                       906

EXPENSES
   Advisory fees............................................    $                240
   Administrative fees......................................                      14
   Custodian fees...........................................                      44
   Distribution fees - Class B..............................                     198
   Transfer agent fees......................................                      68
   Professional fees........................................                      28
   Registration fees........................................                      15
   Shareholder servicing fees - Class A.....................                       2
   Shareholder servicing fees - Class B.....................                      66
   Trustees' fees...........................................                       1
   Insurance policy fees....................................                     205
   Printing fees............................................                       1
   Miscellaneous............................................                       3
                                                                --------------------

   Expenses before reductions...............................                     885
   Expense reductions.......................................                    (115)
                                                                --------------------

Net expenses........................................................................                       770
                                                                                        ----------------------
Net investment income (loss)........................................................                       136
                                                                                        ----------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments..............................................                      76
   Futures contracts........................................                     (27)                       49
                                                                --------------------
Net change in unrealized appreciation (depreciation) on:
   Investments..............................................                   1,133
   Futures contracts........................................                      17                     1,150
                                                                --------------------    ----------------------
Net realized and unrealized gain (loss).............................................                     1,199
                                                                                        ----------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............................    $                1,335
                                                                                        ======================

  See accompanying notes which are an integral part of the financial statements.

                                                      Statement of Operations  9

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS              FISCAL YEAR
                                                                       ENDED                    ENDED
                                                                   APRIL 30, 2006            OCTOBER 31,
AMOUNTS IN THOUSANDS                                                (UNAUDITED)                  2005
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss).............................    $                136    $                 (182)
   Net realized gain (loss).................................                      49                     1,902
   Net change in unrealized appreciation (depreciation).....                   1,150                    (1,872)
                                                                --------------------    ----------------------

Net increase (decrease) in net assets from operations.......                   1,335                      (152)
                                                                --------------------    ----------------------

DISTRIBUTIONS
   From net realized gain
      Class A...............................................                     (60)                      (20)
      Class B...............................................                  (1,794)                     (579)
                                                                --------------------    ----------------------

Net decrease in net assets from distributions...............                  (1,854)                     (599)
                                                                --------------------    ----------------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share
     transactions...........................................                  (7,588)                  (17,376)
                                                                --------------------    ----------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS.................                  (8,107)                  (18,127)

NET ASSETS
   Beginning of period......................................                  58,409                    76,536
                                                                --------------------    ----------------------
   End of period (including undistributed (overdistributed)
     net investment income of $136 and $0, respectively)....    $             50,302    $               58,409
                                                                ====================    ======================

See accompanying notes which are an integral part of the financial statements.

 10  Statement of Changes in Net Assets

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

FINANCIAL HIGHLIGHTS - CLASS A

For a Share Outstanding Throughout Each Period.

                                                                                        FISCAL YEAR ENDED OCTOBER 31,
                                                                                ----------------------------------------------
                                                                   2006*            2005            2004            2003**
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $      10.43    $      10.48    $      10.31    $        10.00
                                                                ------------    ------------    ------------    --------------

INCOME FROM OPERATIONS
   Net investment income (loss) (a).........................             .05             .05             .02               .02
   Net realized and unrealized gain (loss)..................             .24            (.02)            .17               .29
                                                                ------------    ------------    ------------    --------------
      Total income (loss) from operations...................             .29             .03             .19               .31
                                                                ------------    ------------    ------------    --------------

DISTRIBUTIONS
   From net investment income (b)...........................              --              --              --                --
   From net realized gain...................................            (.34)           (.08)           (.02)               --
                                                                ------------    ------------    ------------    --------------
      Total distributions...................................            (.34)           (.08)           (.02)               --
                                                                ------------    ------------    ------------    --------------

NET ASSET VALUE, END OF PERIOD..............................    $      10.38    $      10.43    $      10.48    $        10.31
                                                                ============    ============    ============    ==============

TOTAL RETURN (%) (c)(d).....................................            2.77             .31            2.61              3.17

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).................           1,796           1,883           2,567             3,521

   Ratios to average net assets (%) (e):
      Operating expenses, net (f)...........................            2.10            2.09            2.10              2.02
      Operating expenses, gross.............................            2.52            2.36            2.34              2.24
      Net investment income (loss) (f)......................            1.22             .46             .19               .27
   Portfolio turnover rate (%) (c)..........................            7.71           78.54           81.15             38.14

*     For the six months ended April 30, 2006 (Unaudited).
** For the period January 21, 2003 (commencement of operations) to October 31, 2003.
(a)   Average month-end shares were used for this calculation.
(b)   Less than $.01 per share for the period ended October 31, 2003.
(c)   Periods less than one year are not annualized.
(d) Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
(e)   The ratios for periods less than one year are annualized.
(f) May reflect amounts waived and/or reimbursed by FRIMCo as the investment adviser and transfer agent.

  See accompanying notes which are an integral part of the financial statements.

                                              Financial Highlights - Class A  11

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

FINANCIAL HIGHLIGHTS - CLASS B

For a Share Outstanding Throughout Each Period.

                                                                                        FISCAL YEAR ENDED OCTOBER 31,
                                                                                ----------------------------------------------
                                                                   2006*            2005            2004            2003**
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $      10.22    $      10.35    $      10.26    $        10.00
                                                                ------------    ------------    ------------    --------------

INCOME FROM OPERATIONS
   Net investment income (loss) (a).........................             .02            (.03)           (.06)             (.04)
   Net realized and unrealized gain (loss)..................             .23            (.02)            .17               .30
                                                                ------------    ------------    ------------    --------------
      Total income (loss) from operations...................             .25            (.05)            .11               .26
                                                                ------------    ------------    ------------    --------------

DISTRIBUTIONS
   From net investment income (b)...........................              --              --              --                --
   From net realized gain...................................            (.34)           (.08)           (.02)               --
                                                                ------------    ------------    ------------    --------------
      Total distributions...................................            (.34)           (.08)           (.02)               --
                                                                ------------    ------------    ------------    --------------

NET ASSET VALUE, END OF PERIOD..............................    $      10.13    $      10.22    $      10.35    $        10.26
                                                                ============    ============    ============    ==============

TOTAL RETURN (%) (c)(d).....................................            2.43            (.46)           1.83              2.60

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).................          48,506          56,526          73,969            86,075

   Ratios to average net assets (%) (e):
      Operating expenses, net (f)...........................            2.85            2.84            2.85              2.79
      Operating expenses, gross.............................            3.27            3.11            3.09              3.01
      Net investment income (loss) (f)......................             .47            (.29)           (.56)             (.49)
   Portfolio turnover rate (%) (c)..........................            7.71           78.54           81.15             38.14

*     For the six months ended April 30, 2006 (Unaudited).
** For the period January 21, 2003 (commencement of operations) to October 31, 2003.
(a)   Average month-end shares were used for this calculation.
(b)   Less than $.01 per share for the period ended October 31, 2003.
(c)   Periods less than one year are not annualized.
(d) Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
(e)   The ratios for periods less than one year are annualized.
(f) May reflect amounts waived and/or reimbursed by FRIMCo as the investment adviser and transfer agent.

See accompanying notes which are an integral part of the financial statements.

 12  Financial Highlights - Class B

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company" or "FRIC") is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on one of these Funds (the "Fund"). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   On or about July 1, 2006, Frank Russell Investment Company expects to change its name to Russell Investment Company, and Frank Russell Investment Management Company expects to change its name to Russell Investment Management Company.

   The Fund has an Offering Period, a Guarantee Period and a Post Guarantee Period. Shares of the Fund were offered during the Offering Period but are not offered during the Guarantee Period, except in connection with reinvestment of distributions and dividends. Shares of the Fund will be offered on a continuous basis during the Post Guarantee Period without the principal protection feature. During the Guarantee Period, the Fund seeks some capital growth, while seeking to preserve principal. As of April 30, 2006, the Fund's allocation to equity securities was approximately 40% and the Fund's allocation to fixed income securities was approximately 60% of total net assets. Provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed by a shareholder, the Fund guarantees that the amount distributed, if any, to each shareholder at the end of the Guarantee Period will be no less than the value of that shareholder's investment as of the inception of the Guarantee Period less certain expenses. Certain expenses which are not covered by the Expense Limitation Agreement, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, will reduce the Guarantee Amount. The Fund's Guarantee is backed by an unconditional and irrevocable financial guarantee from Ambac Assurance Corporation ("Ambac"), a financial guarantor and an operating subsidiary of Ambac Financial Group, Inc., pursuant to a financial guarantee insurance policy issued by Ambac for the benefit of the shareholders of the Fund. The Fund will pay to Ambac a fee equal to 0.75% per annum of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. If the value of a shareholder's account is less than the Guaranteed Amount on the Guarantee Maturity Date, the Fund will be unable to meet its obligations under the Guarantee. If the Fund is unable to meet its obligations under the Guarantee on the Guarantee Maturity Date, the insurance policy requires Ambac to pay the Fund an amount sufficient to ensure that all shareholders would be able to redeem their shares on the Guarantee Maturity Date for an amount equal to their respective Guaranteed Amounts on the Guarantee Maturity Date. During the Post Guarantee Period, which will commence immediately following the Guarantee Period, the Fund seeks long-term growth of capital through investments primarily in common stocks and other equity securities. The following table presents the time periods of the Fund's three phases:

Offering Period                               01/21/03 - 02/27/03
Guarantee Period                              03/03/03 - 03/03/08
Post Guarantee Period Commencement                       03/04/08

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

                                               Notes to Financial Statements  13

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Security Valuation

   The Fund values portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Debt obligation securities maturing within 60 days at the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations.

   Ordinarily, the Fund values each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - Short-term investments purchased by the Fund and maturing within 60 days of the date of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   - The value of swap agreements is equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Fund will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange in which the security is traded. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Fund's Board of Trustees believes reflects fair value. The use of fair value pricing by the Fund may cause the net asset of its share to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Fund's net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for the Fund when the Fund deems that the particular event or circumstance would materially affect the Fund's net asset value. Investments in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

 14  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Investment Income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Federal Income Taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision was required for the Fund.

   Dividends and Distributions to Shareholders

   Income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends and capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investments for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in futures, wash sale deferrals, and certain securities sold at a loss.

   Expenses

   The Fund will pay its own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Adviser"). Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Class Allocation

   The Fund presented herein offers the following classes of shares: Class A and Class B. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Class B Shares were purchased at net asset value without paying an initial sales charge. However, if a shareholder redeems his or her Class B Shares within five years of the purchase date, the shareholder will pay a deferred sales charge calculated as a percentage of NAV at time of purchase. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of Shares based upon the relative proportion of net assets of each class. Class B Shares, along with their pro rata reinvested dividend shares, automatically convert to Class A Shares eight years after purchase.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

   The Fund typically uses derivatives in two ways: hedging and return enhancement. The Fund may use a hedging strategy for its cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist the Fund in meeting its investment objectives. Depending on how the derivatives are

                                               Notes to Financial Statements  15

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Options

   The Fund may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market.

   When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities and interest rates.

   Futures Contracts

   The Fund utilizes futures contracts to manage allocations between equity and fixed-income weightings. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Index Swap Agreements

   The Fund may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Fund or to effect investment transactions consistent with the Fund's investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Interest Rate Swap Agreements

   The Fund may enter into interest rate swap agreements, on either an asset-based or liability basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When

 16  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   the Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Fund's obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. To the extend that the Funds enter into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   Guarantees

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended April 30, 2006, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were $3,924,576 and $5,756,249, respectively. Purchases and sales of US Government and Agency obligations (excluding short-term instruments, options, futures and repurchase agreements) were $0 and $6,003,174, respectively. Under the Financial Guarantee Agreement with Ambac, the Fund has certain restrictions with respect to the type, weighting, and duration of securities for which it may enter into transactions.

4. RELATED PARTIES

   Adviser and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager evaluation services to FRIMCo.

   The Fund is permitted to invest its cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Investment Company's Money Market Fund and US Government Money Market Fund (collectively the "Money Market Funds") (two of the Funds of the Investment Company not presented herein). As of April 30, 2006, $193,000 of the Money Market Fund's net assets represent investments by this Fund and $1,741,011,103 represents the investment by other FRIC Funds not presented herein. As of April 30, 2006, $2,047,000 of the US Government Money Market Fund's net assets represents investment by this Fund.

   The advisory and administrative fees are based upon the average daily net assets of the Fund and the rate specified in the table below. The advisory and administrative fees are payable monthly and total $239,870 and $13,629, respectively, for the period ended April 30, 2006.

                                                    ANNUAL RATE
                                          -------------------------------
                                             ADVISER       ADMINISTRATOR
   ----------------------------------------------------------------------
   Guarantee Period                            0.88%            0.05%
   Post Guarantee Period                       0.88             0.05

   Pursuant to an expense limitation agreement (the "Expense Limitation Agreement") and subject to possible reimbursement to the investment adviser within three years, the adviser has contractually agreed to waive, during the Guarantee Period ending March 3, 2008, up to the full amount of its 0.93% combined advisory and administrative fees and to reimburse the Fund to the

                                               Notes to Financial Statements  17

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   extent that expenses for Class A and Class B Shares exceed 2.10% and 2.85%, respectively, of average net assets on an annualized basis. Certain expenses that are not covered by the Expense Limitation Agreement, such as extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, will reduce the Guaranteed Amount. The total amount of the waiver for the period ended April 30, 2006 was $114,824.

   To the extent fees are waived by the Adviser, the Fund may reimburse the Adviser for any reductions in the Fund's expenses during the three years following the reduction if such reimbursement is requested by the Adviser, if such reimbursement can be achieved within the specified expense limitation and if the Board of Trustees approves the reimbursement as not inconsistent with the best interest of the Fund. For the periods ended April 30, 2006, October 31, 2005, October 31, 2004 and October 31, 2003, the Adviser has not recouped waivers of $114,824, $174,205, $201,841 and $140,944, respectively.

   Custodian

   The Fund has entered into arrangements with its Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period ended April 30, 2006, the Fund's custodian fees were reduced $153 under these arrangements.

   Transfer Agent

   FRIMCo serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, FRIMCo is paid a fee for transfer agency and dividend disbursing services provided to the Fund. FRIMCo retains a portion of this fee for its services provided to the Fund and pays the balance to unaffiliated agents who assist in providing these services. Total fees for the Funds presented herein for the six months ended April 30, 2006 were $68,145.

   Distributor and Shareholder Servicing

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to Russell Fund Distributors, Inc. (the "Distributor") a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class B Shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class B Shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Fund may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class A or Class B Shares of the Fund. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class A and Class B Shares on an annual basis.

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level on each of the Class A Shares and the Class B Shares of the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A and Class B Shares may pay more than the economic equivalent of the maximum sales charges permitted by the NASD.

   Accrued fees payable to affiliates for the period ended April 30, 2006 were as follows:

                                             MULTI-MANAGER
                                          PRINCIPAL PROTECTED
   ----------------------------------------------------------
   Advisory fees                          $            38,157
   Administration fees                                  2,134
   Distribution fees                                   30,906
   Shareholder servicing fees                          10,338
   Transfer agent fees                                 10,457
   Trustee fees                                           311
                                          -------------------
                                          $            92,303
                                          ===================

 18  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Brokerage Commissions

   The Funds will effect transactions through Frank Russell Securities, Inc. ("FRS") and its global network of unaffiliated correspondent brokers. FRS is a registered broker and investment adviser and an affiliate of FRIMCo. Trades placed through FRS and its correspondents are used (i) to obtain research services for FRIMCo to assist it in its capacity as a manager of managers,
   (ii) to generate commission rebates to the Funds on whose behalf the trades were made, (iii) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions or (iv) to execute portfolio securities transactions selected by money managers. Effective January 1, 2006, the Funds began transitioning trades used to obtain research services and to generate commission rebates from FRS and LJR (as defined and described more fully below). During the transition, some of these trades may continue to be executed through FRS. For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Funds, the Funds' money managers are requested to and FRIMCo may, with respect to transactions it places, effect transactions with or through FRS and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, FRIMCo recommends targets for the amount of trading that money managers allocate through FRS based upon asset class, investment style and other factors. Research services provided to FRIMCo by FRS or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will be generally be obtained from unaffiliated third parties at market rates. Research provided to FRIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within the Investment Company and other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients. In some cases, research may also be provided by non-affiliated brokers.

   Effective January 1, 2006, the Funds began effecting transactions though Lynch, Jones & Ryan, Inc. ("LJR") and its global network of correspondent brokers. LJR is a registered broker and is not an affiliate of the Funds or FRIMCo. Trades placed through LJR and its correspondents are used (i) to obtain research services for FRIMCo to assist it in its capacity as a manager of managers and (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Funds, the Funds' money managers are requested to and FRIMCo may, with respect to transactions it places, effect transactions with or through LJR and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, FRIMCo recommends targets for the amount of trading that money managers allocate through LJR based upon asset class, investment style and other factors. Research services provided to FRIMCo by LJR or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will be generally obtained from unaffiliated third parties at market rates. Research provided to FRIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within the Investment Company and other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

   FRS, LJR or other brokers also may rebate to the Funds a portion of commissions earned on certain trading by the Funds through FRS, LJR and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once FRIMCo's research budget has been met, as determined annually in the Soft Dollar Committee budgeting process.

   There was no amount retained by Frank Russell Securities, Inc. for the period ended April 30, 2006.

   Additionally, the Fund paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Adviser.

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company, which has 34 Funds, and Russell Investment Funds ("RIF"), which has five Funds. Each of the Trustees is a Trustee for both FRIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $52,000 per year, $6,500 ($5,000 prior to January 1, 2006) for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Audit Committee meeting, Nominating and Governance Committee meeting or Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $500 fee for attending the meetings (quarterly, special, committee) by phone instead of receiving the full fee had the member attended in person. Trustees' out of pocket expenses are also paid by the Russell Fund Complex. During the period, the Audit Committee

                                               Notes to Financial Statements  19

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Chair was paid a fee of $12,000 per year and the Nominating and Governance Committee chair and the Investment Committee chairs were each paid a fee of $6,000 per year. The chairperson of the Board receives an additional $52,000 per year.

5. FEDERAL INCOME TAXES

   The Fund may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At October 31, 2005, the Funds had no capital loss carryforwards.

   At April 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

   Cost of Investments                    $     48,508,039
                                          ================
   Unrealized Appreciation                $      2,673,995
   Unrealized Depreciation                        (795,896)
                                          ----------------
   Net Unrealized Appreciation
      (Depreciation)                      $      1,878,099
                                          ================

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the periods ended April 30, 2006 and October 31, 2005 were as follows:

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
   RUSSELL MULTI-MANAGER                                2006                2005                2006                2005
   PRINCIPAL PROTECTED FUND                       -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                                  --                  --   $              --   $              --
      Proceeds from reinvestment of
         distributions                                            5                   2                  58                  19
      Payments for shares redeemed                              (13)                (66)               (136)               (693)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    (8)                (64)                (78)               (674)
                                                  -----------------   -----------------   -----------------   -----------------
      Class B
      Proceeds from shares sold                                  --                  --                  --                  --
      Proceeds from reinvestment of
         distributions                                          168                  52               1,691                 552
      Payments for shares redeemed                             (909)             (1,672)             (9,201)            (17,254)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (741)             (1,620)             (7,510)            (16,702)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                (749)             (1,684)  $          (7,588)  $         (17,376)
                                                  =================   =================   =================   =================

7. LINE OF CREDIT

   The Investment Company has a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Investment Company is charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Investment Company's Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Fund may borrow up to a maximum of 33.33% of the value of its net assets under the agreement. The agreement will expire December 20, 2006 and may be renewed at that time. The Fund did not have any drawdowns for the period ended April 30, 2006.

8. RECORD OWNERSHIP

   As of April 30, 2006, the Fund had no shareholders of record with greater than 10% of the total outstanding shares.

 20  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

INVESTMENT OBJECTIVE AND INVESTMENT STRATEGY DURING THE GUARANTEE PERIOD (UNAUDITED)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE DURING THE GUARANTEE PERIOD

During the Guarantee Period, the Fund seeks some capital growth, while seeking to preserve principal.

INVESTMENT STRATEGY DURING THE GUARANTEE PERIOD

Under normal market conditions, during the Guarantee Period the Fund's assets will be allocated between:

- AN EQUITY COMPONENT, consisting primarily of common stocks and common stock equivalents, such a preferred stocks and securities convertible into common stocks; and

- A FIXED INCOME COMPONENT, consisting primarily of high quality debt instruments.

The Fund's investment adviser, FRIMCo, will allocate the Fund's assets on an ongoing basis between the equity component and the fixed income component. Assets not allocated to money managers are managed by FRIMCo. The Fund intends to be fully invested at all times in fixed income securities, equity securities and money market instruments or funds.

EQUITY COMPONENT. The equity component consists primarily of common stocks of large and medium capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of companies comprising the Russell 1000(R) Index.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Assets not allocated to money managers are managed by FRIMCo. The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad large and medium capitalization market rather than focusing exclusively on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross-section of companies and industries.

FIXED INCOME COMPONENT. The fixed income component consists primarily of high quality debt instruments. The weighted average duration of the fixed income component is expected to correspond (within approximately one month) to the period remaining until the Guarantee Maturity Date. Generally, fixed income securities with longer durations are more sensitive to changes in interest rates. The fixed income component may include US Government securities and other high quality debt securities, such as commercial paper. The US Government securities may, but need not, be backed by the full faith and credit of the United States. US Government securities include securities called STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding US Treasury or agency note or bond and selling them as individual securities. The Fund does not expect to invest in interest-only STRIPS. The fixed income component may also include futures contracts or fixed income securities, swaps and money market instruments.

FOR MORE INFORMATION, PLEASE REFER TO THE FUND'S MOST RECENT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

    Investment Objective and Investment Strategy during the Guarantee Period  21

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo (the "FRIMCo Agreement") for all funds overseen by the Board and the portfolio management contract with each Money Manager of the Fund (collectively, the "portfolio management contracts") and other funds overseen by the Board at a meeting held on April 18, 2006. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Fund, sales and redemptions of the Fund's shares, and the management of the Fund by FRIMCo. In preparation for the annual review, the Independent Trustees, with the advice and assistance of independent counsel, also requested and the Board considered (1) information and reports prepared by FRIMCo relating to the services provided by FRIMCo (and its affiliates) to the Fund, including information requested by the Independent Trustees; (2) information (the "Third-Party Information") received from an independent, nationally recognized provider of investment company information comparing the performance of the Fund and its operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by FRIMCo believed by the provider to be generally comparable in investment objectives and size to the Fund; and (3) an analysis of the Third-Party Information prepared by FRIMCo (the "FRIMCo Analysis" and, with the other information requested by the Independent Trustees or provided by FRIMCo in connection with the Board's consideration of the portfolio management contracts, the "Agreement Renewal Information") addressing, among other things, performance and expense differentials between the Fund and its Comparable Funds. The Independent Trustees also received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuances.

On April 17, 2006, the Independent Trustees met in person to review the Agreement Renewal Information in a private session with independent counsel at which no representatives of FRIMCo or management were present. At the April 18 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the FRIMCo Agreement and the portfolio management contracts with management and independent counsel to the Independent Trustees. Presentations made by FRIMCo to the Board at this meeting encompassed this Fund and all FRIMCo managed funds for which the Board has responsibility. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analysis received from FRIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Fund, in employing a manager-of-managers method of investment, operates in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. FRIMCo has engaged multiple Money Managers for the Fund.

The Board considered that FRIMCo (rather than any Money Manager) is responsible under the FRIMCo Agreement for determining, implementing and maintaining the investment program for the Fund with the constraints imposed by limitations imposed upon the Fund contractually by the Fund's financial guarantee agreement. Assets of the Fund have been allocated among the multiple Money Managers selected by FRIMCo, subject to Board approval, for the Fund.

FRIMCo is responsible for selecting Money Managers for the Fund and for determining allocations and reallocations of assets among the Money Managers. Each Money Manager for the Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by FRIMCo in accordance with the Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with the Fund's investment objective and policies; authorizing Money Managers to engage in certain investment strategies for the Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, FRIMCo is responsible for recommending to the Board the restructuring of Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on FRIMCo's research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Fund in a complementary manner. Therefore, FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Fund. The performance of individual Money Managers for the Fund may reflect the roles assigned to them by FRIMCo in the Fund's investment activities and any constraints placed by FRIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of the Fund over appropriate periods reflects in great part the performance of

 22  Basis for Approval of Investment Advisory Contracts

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

FRIMCo in designing the Fund's investment program, structuring Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board also considered that the prospectus for the Fund and other public disclosures emphasize to investors FRIMCo's role as the principal investment manager for the Fund, rather than the investment selection role of the Fund's Money Managers, and describe the manner in which the Fund operates so that investors may take the information into account when deciding to purchase shares of the Fund.

The Board also considered the special expertise of FRIMCo with respect to the manager-of-managers structure of the funds under the Board's oversight, including the Fund, and the likelihood that, at the current expense ratios of the funds, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager-of-managers strategy of the Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Fund, the Trustees considered, with respect to the Fund, various specific factors in evaluating renewal of the FRIMCo Agreement, including the following:

1. The nature, scope and quality of the services provided to the Fund by FRIMCo;

2. The advisory fee paid by the Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3. Information provided by FRIMCo as to other fees and benefits received by FRIMCo or its affiliates from the Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by FRIMCo as to expenses incurred by the Fund; and

5. Information provided by FRIMCo as to the profits that FRIMCo derives from its mutual fund operations generally and from the Fund.

At the April 18 Board meeting, FRIMCo and management reviewed the reasonableness of the Fund's investment advisory fees. On the basis of the Agreement Renewal Information, including the FRIMCo Analysis, and other information previously received by the Board from FRIMCo during the course of the year or presented at the April 18 Board meeting by FRIMCo, the Board, in respect of the Fund, found the advisory fee charged by FRIMCo to be reasonable in light of the nature, scope and quality of the services provided to the Fund, after giving effect to waivers and/or reimbursements and considering differences in the composition and investment strategies of its Comparable Funds. The Board also determined that the relative expense ratio of the Fund was comparable to those of its Comparable Funds; FRIMCo's methodology of allocating expenses of operating funds in the complex was reasonable; and FRIMCo's profitability with respect to the Fund was not excessive in light of the nature, scope and quality of the services provided by FRIMCo.

The Board concluded that the performance of the Fund, in light of its particular circumstances, supported continuation of the FRIMCo Agreement, again based upon the Agreement Renewal Information, including the FRIMCo Analysis, and other information previously received by the Board from FRIMCo during the course of the year or presented at the Board meeting by FRIMCo. In evaluating performance, the Board considered the Fund's absolute performance and its performance relative to appropriate benchmarks and indices and its Comparable Funds. In the case of the Fund, the Board considered that the Fund generally has a lower allocation to equities than its Comparable Funds because of the market environment at the time of the Fund's inception. The Fund's allocation to equities is not determined by FRIMCo but rather is prescribed contractually by the terms of the Fund's financial guarantee insurance agreement. The Board also considered FRIMCo's undertaking to review the Fund's current money manager structure in light of declining assets under management.

The Board considered for all funds under its supervision, whether economies of scale have been realized and whether the fees for the Fund appropriately reflect or should be revised to reflect any such economies. In its deliberations, the Board noted its findings reached at a meeting held on February 28, 2006 that the investment advisory fees for the Fund reflect any economies of scale realized by the Fund. In the case of the Fund, FRIMCo noted that assets have been declining rather than increasing. The Trustees considered that fees payable to FRIMCo by institutional clients with investment objectives similar to those of the funds under the Board's supervision generally are lower, and may, in some cases, be substantially lower, than the rates paid by such funds. FRIMCo reviewed with the Trustees the differences in the scope of services it provides to institutional clients and the funds supervised by

                         Basis for Approval of Investment Advisory Contracts  23

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

the Board. For example, institutional clients have fewer administrative needs than the funds supervised by the Board. It was further noted that since the funds supervised by the Board must constantly issue and redeem shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

In voting to approve the continuation of the FRIMCo Agreement on its current terms and conditions for the Fund, the Board, after considering the foregoing and other relevant factors, determined that continuation of the FRIMCo Agreement was in the best interests of the Fund and its respective shareholders.

With respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from FRIMCo reporting for each Money Manager, among other things, the Money Manager's performance over various periods; FRIMCo's assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and FRIMCo or Russell Fund Distributors, Inc., the Fund's underwriter; and FRIMCo's recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. FRIMCo recommended that each Money Manager be retained at its current fee rate pending its review of the Fund's Money Manager structure. FRIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm's-length negotiations with FRIMCo; FRIMCo is aware of the fees charged by Money Managers to other clients; and FRIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted FRIMCo's explanation in light of the Board's findings as to the aggregate investment advisory fees paid by the Fund and the fact that each Money Manager's fee is paid by FRIMCo.

Based substantially upon FRIMCo's recommendations together with the information received from FRIMCo in support of its recommendations, the Board concluded that the fees paid to the Money Managers of the Fund, under the Fund's particular circumstances, were reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management agreement with each Money Manager of the Fund was in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the FRIMCo Agreement or, other than FRIMCo's recommendation, the portfolio management agreement with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a fund-by-fund basis and their determinations were made in respect of each fund, including the Fund.

 24  Basis for Approval of Investment Advisory Contracts

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available
(i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354 and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

Ambac Assurance Corporation, a Wisconsin domiciled stock insurance company (the "Insurer"), is the issuer of a financial guarantee policy for the benefit of shareholders of the Fund. If the Fund is unable to meet its obligations under the guarantee on the Guarantee Maturity Date, the insurance policy requires Ambac to pay the Fund an amount sufficient to ensure that all shareholders would be able to redeem their shares on the Guarantee Maturity Date for an amount equal to their respective guaranteed amounts on the Guarantee Maturity Date. Ambac is a wholly-owned subsidiary of AFG, a publicly-held company. AFG is subject to the informational requirements of the Securities Exchange Act, and in accordance therewith files reports and other information with the SEC. Such reports and other information, including AFG's most recent annual or quarterly report, may be inspected and copied at the public reference facilities maintained by the Securities and Exchange Commission, or may be obtained free of charge by calling the Fund at (800) 787-7354.

                             Shareholder Requests for Additional Information  25

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 34 funds, and Russell Investment Funds ("RIF"), which has five funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee Since     Appointed until  - Chairman of the Board, FRC          39         None
  Phillips,           2002              successor is     - 1990-2003, President, FRC
  Born January 20,                      duly elected     - 1993-2003, CEO, FRC
  1948                                  and qualified.   - Trustee, FRIC and RIF
                                                         - Director, FRTC; Frank
  909 A Street                                             Russell Investments (Suisse)
  Tacoma, Washington                                       S.A. (global investment
  98402-1616                                               services); Frank Russell
                                                           Company Limited (consultant
                                                           to institutional investors
                                                           in Europe and the UK)
                                                         - Chairman of the Board and
                                                           President, Russell 20-20
                                                           Association; and Frank
                                                           Russell Investments
                                                           (Delaware), Inc. (general
                                                           partner in various limited
                                                           partnerships ("FRIDI"))
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 **Thaddas L.         Trustee since     Appointed until  - Senior Vice President, Larco        39         None
 Alston,              2006              successor is       Investments, Ltd.
   Born April 7,                        duly elected
 1945                                   and qualified
   909 A Street
   Tacoma,
 Washington
   98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - President, Anderson                 39         None
 Born October 15,     1984              successor is       Management Group LLC
 1931                                   duly elected       (private investments
                      Chairman of the   and qualified      consulting)
 909 A Street         Nominating and                     - February 2002 to June 2005,
 Tacoma, Washington   Governance        Appointed until    Lead Trustee, FRIC and RIF
 98402-1616           Committee since   successor is
                      2006              duly elected
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------



 * Mr. Phillips is also an officer and/or director of one or more affiliates of FRIC and RIF and is therefore an interested trustee.
**  Mr. Alston was elected to the Board of Trustees effective May 1, 2006.

 26  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         39         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                      Chairperson       and qualified    - Director and Chairman of the                     company);
 909 A Street         since 2005                           Audit Committee, Avista                        - Director, Avista
 Tacoma, Washington                     Annual             Corp.                                            Corp
 98402-1616                                              - Trustee and Chairman of the
                                                           Operations and Distribution
                                                           Committee, WM Group of Funds
                                                         - February 2002 to June 2005,
                                                           Chairman of the Audit
                                                           Committee, FRIC and RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - June 2004 to present, Senior        39         None
 Born June 6, 1946    2003              successor is       Vice President and Chief
                                        duly elected       Financial Officer, Waddell &
 909 A Street         Chairman of       and qualified      Reed Financial, Inc.
 Tacoma, Washington   Audit Committee                    - 2003, Retired
 98402-1616           since 2005        Appointed until  - 2001-2003, Vice President
                                        successor is       and Chief Financial Officer,
                                        duly elected       Janus Capital Group Inc.
                                        and qualified    - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine,       Trustee since     Appointed until  - President and Chief                 39         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - President, Simpson                  39         None
 Tennison, Jr.,       2000              successor is       Investment Company and
 Born December 21,                      duly elected       several additional
 1955                                   and qualified.     subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------



Mr. Michael Phillips is the Chairman of the Board of Frank Russell Company which controls FRIMCo, the investment adviser of the Funds. He is also an Interested Trustee of the Funds. On May 26, 2005, Mr. Phillips became a director of Simpson Investment Company, a privately held company. Mr. Raymond P. Tennison, Jr., an Independent Trustee of the Funds is the President of Simpson Investment Company.

                              Disclosure of Information about Fund Directors  27

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Jack Thompson,       Trustee since     Appointed until  - September 2003 to present,          39         - Director, Sparx
 Born March 21, 1949  2005              successor is       Independent Board Chair and                      Japan Fund
                                        duly elected       Chairman of the Audit
 909 A Street                           and qualified      Committee, Sparx Japan Fund
 Tacoma, Washington                                      - May 1999 to May 2003,
 98402-1616                                                President, Chief Executive
                                                           Officer and Director, Berger
                                                           Financial Group, LLC
                                                         - May 1999 to May 2003,
                                                           President and Trustee,
                                                           Berger Funds
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  39         None
 Born October 2,      2002              successor is     - 1987 to 2002, Director,
 1943                                   duly elected       Smith Barney Fundamental
                      Chairperson of    and qualified      Value Fund
 909 A Street         the Investment
 Tacoma, Washington   Committee since   Appointed until
 98402-1616           2006              successor is
                                        duly elected
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------
 TRUSTEES EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, Frank            39         None
  Jr.,                and Chairman      resignation or     Russell Company (investment
  Born July 3, 1932   Emeritus since    removal            consultant to institutional
                      1999                                 investors ("FRC")); and
  909 A Street                                             FRIMCo
  Tacoma, Washington                                     - Chairman Emeritus, FRIC and
  98402-1616                                               RIF; Frank Russell
                                                           Securities, Inc.
                                                           (broker-dealer and
                                                           investment adviser ("FRS"));
                                                           Russell 20-20 Association
                                                           (non-profit corporation);
                                                           and Frank Russell Trust
                                                           Company (non-depository
                                                           trust company ("FRTC"))
                                                         - Chairman, Sunshine
                                                           Management Services, LLC
                                                           (investment adviser)
----------------------------------------------------------------------------------------------------------------------------

* Mr. Russell is also a director emeritus of one or more affiliates of FRIC and RIF.

 28  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
TRUSTEES EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  39         None
 Born December 1,     since 2003                         - Trustee of FRIC and RIF
 1919                                                      until 2002
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  39         None
 Born June 8, 1925    since 2004                         - Trustee of FRIC and RIF
                                                           until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee Emeritus  Five year term   - Retired since 1995                  39         None
 Born October 6,      since 2006                         - Trustee of FRIC and RIF
 1930                                                      until 2005
                                                         - Chairman of the Nominating
 909 A Street                                              and Governance Committee
 Tacoma, Washington                                        2001-2005
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  39         None
 Born May 5, 1926     since 2004                         - Trustee of FRIC and RIF
                                                           until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  29

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
             Name                with Fund and                                     Principal Occupation(s)
             Age,                  Length of                                             During the
           Address                Time Served     Term of Office                        Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Cheryl Wichers,                Chief Compliance  Until removed    - Chief Compliance Officer, FRIC
 Born December 16, 1966         Officer since     by Independent   - Chief Compliance Officer, RIF
                                2005              Trustees         - Chief Compliance Officer, FRIMCo
 909 A Street                                                      - April 2002-May 2005, Manager, Global Regulatory
 Tacoma, Washington                                                  Policy
 98402-1616                                                        - 1998-2002, Compliance Supervisor, Russell Investment
                                                                     Group
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Greg J. Stark,                 President and     Until successor  - President and CEO, FRIC and RIF
 Born May 3, 1968               Chief Executive   is chosen and    - Chairman of the Board, President and CEO, FRIMCo
                                Officer since     qualified by     - Chairman of the Board, President and CEO, RFD
 909 A Street                   2004              Trustees         - Chairman of the Board and President, Russell
 Tacoma, Washington                                                  Insurance Agency, Inc. (insurance agency ("RIA"))
 98402-1616                                                        - Until 2004, Managing Director of Individual Investor
                                                                     Services, FRC
                                                                   - 2000 to 2004, Managing Director, Sales and Client
                                                                     Service, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer, Chief Accounting Officer and CFO, FRIC and
 Born November 26, 1963         Chief Accounting  is chosen and      RIF
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo, FRTC and RFD
 909 A Street                   1998              Trustees         - Treasurer and Principal Accounting Officer, SSgA
 Tacoma, Washington                                                  Funds
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Thomas F. Hanly,               Chief Investment  Until removed    - Chief Investment Officer, FRIC, RIF, FRC, FRTC
 Born November 17, 1964         Officer since     by Trustees      - Director and Chief Investment Officer, FRIMCo and RFD
                                2004                               - 1999 to 2003, Chief Financial Officer, FRC, FRIC and
 909 A Street                                                        RIF
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary since   Until successor  - General Counsel and Managing Director of Law and
 Born October 8, 1941           1994              is chosen and      Government Affairs, Secretary, FRC
                                                  qualified by
 909 A Street                                     Trustees
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

 30  Disclosure of Information about Fund Directors

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

TRUSTEES
 Thaddas L. Alston
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Jack R. Thompson
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, Ph.D.
 William E. Baxter
 Lee C. Gingrich
 Eleanor W. Palmer

OFFICERS
 Gregory J. Stark, President and Chief Executive Officer
 Cheryl Wichers, Chief Compliance Officer
 Thomas F. Hanly, Chief Investment Officer
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Karl J. Ege, Secretary

ADVISOR, ADMINISTRATOR, TRANSFER AND DIVIDEND
DISBURSING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS AS OF JUNE 9, 2006
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Lehman Brothers Asset Management LLC, Chicago, IL

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers  31

                      (This page intentionally left blank)

(FRANK RUSSELL LOGO)

FRANK RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402

800-787-7354
Fax: 253-591-3495

www.russell.com

On or about July 1, 2006, Frank Russell Investment Company expects to change its name to Russell Investment Company, and Frank Russell Investment Management Company expects to change its name to Russell Investment Management Company. 36-08-095 (1 04/06)

2006 SEMIANNUAL REPORT

CLASS A, C, E, R1, R2, R3*, AND S SHARES:

EQUITY AGGRESSIVE STRATEGY FUND (Effective July 1, 2006, the Fund will change its name to the Equity Growth Strategy Fund.)

AGGRESSIVE STRATEGY FUND (Effective July 1, 2006, the Fund will change its name to the Growth Strategy Fund.)

BALANCED STRATEGY FUND

MODERATE STRATEGY FUND

CONSERVATIVE STRATEGY FUND


CLASS A, E, R1, R2, R3*, AND S SHARES:

2010 STRATEGY FUND


2020 STRATEGY FUND


2030 STRATEGY FUND


2040 STRATEGY FUND



APRIL 30, 2006




* Effective March 1, 2006, Class D Shares of these Funds were redesignated Class R3 Shares.

Frank Russell Investment Company*

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on nine of these Funds.

Frank Russell Investment Management Company*

Responsible for overall management and administration of the Funds.

* On or about July 1, 2006, Frank Russell Investment Company expects to change its name to Russell Investment Company, and Frank Russell Investment Management Company expects to change its name to Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                              LifePoints(R) Funds

                               Semiannual Report

                           April 30, 2006 (Unaudited)

                               Table of Contents

                                                                            Page
Equity Aggressive Strategy Fund......................................         3

Aggressive Strategy Fund.............................................         6

Balanced Strategy Fund...............................................         9

Moderate Strategy Fund...............................................        12

Conservative Strategy Fund...........................................        15

2010 Strategy Fund...................................................        18

2020 Strategy Fund...................................................        21

2030 Strategy Fund...................................................        24

2040 Strategy Fund...................................................        27

Statement of Assets and Liabilities..................................        30

Statement of Operations..............................................        34

Statement of Changes in Net Assets...................................        36

Financial Highlights.................................................        40

Notes to Financial Highlights........................................        54

Notes to Financial Statements........................................        55

Basis for Approval of Investment Advisory Contracts..................        74

Shareholder Requests for Additional Information......................        78

Disclosure of Information about Fund Directors.......................        79

Manager, Money Managers and Service Providers........................        84

Frank Russell Investment Company - LifePoints(R) Funds.

Copyright (c) Russell Investment Group 2006. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC. MEMBER NASD, PART OF RUSSELL INVESTMENT GROUP.

Effective July 1, 2006 Frank Russell Investment Company ("FRIC") will change its name to Russell Investment Company. FRIC Funds are distributed by Russell Fund Distributors, Inc., and advised by Frank Russell Investment Management Company ("FRIMCo"). Effective July 1, 2006 FRIMCo will change its name to Russell Investment Management Company.

Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

FRANK RUSSELL INVESTMENT COMPANY
EQUITY AGGRESSIVE STRATEGY FUND*

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS A                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,157.10      $     1,023.55
Expenses Paid During Period
(a)                             $         1.34      $         1.25

(a) Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS C                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,152.80      $     1,019.84
Expenses Paid During Period
(a)                             $         5.34      $         5.01

(a) Expenses are equal to the Fund's annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS E                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,157.70      $     1,023.55
Expenses Paid During Period
(a)                             $         1.34      $         1.25

(a) Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

* Effective July 1, 2006, the Fund will change its name to the Equity Growth Strategy Fund.

                                              Equity Aggressive Strategy Fund  3

FRANK RUSSELL INVESTMENT COMPANY
EQUITY AGGRESSIVE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS R2                         PERFORMANCE      BEFORE EXPENSES)
--------                        --------------    ----------------
Beginning Account Value
March 29, 2006                  $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,029.40      $     1,023.55
Expenses Paid During Period
(a)                             $         0.23      $         1.25

(a) Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 33/365 (to reflect the period since inception). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS R3 (A)                     PERFORMANCE      BEFORE EXPENSES)
------------                    --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,155.30      $     1,022.32
Expenses Paid During Period
(b)                             $         2.67      $         2.51

(a)Effective March 1, 2006, Class D shares were redesignated Class R3 shares.

(b)Expenses are equal to the Fund's annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS S                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,159.00      $     1,024.79
Expenses Paid During Period
(a)                             $         0.00      $         0.00

(a) Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 4  Equity Aggressive Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY AGGRESSIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.7%
Other Frank Russell Investment Company Funds -
   Class S Shares

Domestic Equities - 70.6%
Diversified Equity Fund                             8,156,562         390,128
Quantitative Equity Fund                            9,709,440         389,737
Real Estate Securities Fund                         1,930,707          94,373
Special Growth Fund                                 1,412,024          80,641
                                                                 ------------
                                                                      954,879
                                                                 ------------

International Equities - 29.1%
Emerging Markets Fund                               3,003,420          68,118
International Securities Fund                       4,195,158         325,670
                                                                 ------------
                                                                      393,788
                                                                 ------------

TOTAL INVESTMENTS - 99.7%
(identified cost $1,048,510)                                        1,348,667

OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                              4,493
                                                                 ------------

NET ASSETS - 100.0%                                                 1,353,160
                                                                 ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Domestic Equities                                            70.6
International Equities                                       29.1
                                                  ---------------
Total Investments                                            99.7
Other Assets and Liabilities, Net                             0.3
                                                  ---------------

                                                            100.0
                                                  ===============

  See accompanying notes which are an integral part of the financial statements.
                                              Equity Aggressive Strategy Fund  5

FRANK RUSSELL INVESTMENT COMPANY
AGGRESSIVE STRATEGY FUND*

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS A                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,126.10      $     1,023.55
Expenses Paid During Period
(a)                             $         1.32      $         1.25

(a) Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS C                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,121.00      $     1,019.84
Expenses Paid During Period
(a)                             $         5.26      $         5.01

(a) Expenses are equal to the Fund's annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS E                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,125.90      $     1,023.55
Expenses Paid During Period
(a)                             $         1.32      $         1.25

(a) Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

* Effective July 1, 2006, the Fund will change its name to the Growth Strategy Fund.

 6  Aggressive Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
AGGRESSIVE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS R2                         PERFORMANCE      BEFORE EXPENSES)
--------                        --------------    ----------------
Beginning Account Value
March 29, 2006                  $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,023.70      $     1,023.55
Expenses Paid During Period
(a)                             $         0.23      $         1.25

(a) Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 33/365 (to reflect the period since inception). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS R3 (A)                     PERFORMANCE      BEFORE EXPENSES)
------------                    --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,124.30      $     1,022.32
Expenses Paid During Period
(b)                             $         2.63      $         2.51

(a)Effective March 1, 2006, Class D shares were redesignated Class R3 shares.

(b)Expenses are equal to the Fund's annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS S                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,126.60      $     1,024.79
Expenses Paid During Period
(a)                             $         0.00      $         0.00

(a) Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                     Aggressive Strategy Fund  7

FRANK RUSSELL INVESTMENT COMPANY
AGGRESSIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.7%
Other Frank Russell Investment
   Company Funds - Class S Shares

Bonds - 19.9%
Multistrategy Bond Fund                            56,380,476         573,390

Domestic Equities - 56.6%
Diversified Equity Fund                            13,774,162         658,818
Quantitative Equity Fund                           16,387,878         657,809
Real Estate Securities Fund                         3,528,632         172,480
Special Growth Fund                                 2,504,539         143,034
                                                                 ------------
                                                                    1,632,141
                                                                 ------------

International Equities - 23.2%
Emerging Markets Fund                               5,246,455         118,990
International Securities Fund                       7,098,008         551,018
                                                                 ------------
                                                                      670,008
                                                                 ------------

TOTAL INVESTMENTS - 99.7%
(identified cost $2,396,034)                                        2,875,539

OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                              8,516
                                                                 ------------

NET ASSETS - 100.0%                                                 2,884,055
                                                                 ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Bonds                                                        19.9
Domestic Equities                                            56.6
International Equities                                       23.2
                                                  ---------------
Total Investments                                            99.7
Other Assets and Liabilities, Net                             0.3
                                                  ---------------

                                                            100.0
                                                  ===============

See accompanying notes which are an integral part of the financial statements.

 8  Aggressive Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
BALANCED STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS A                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,033.50      $     1,023.55
Expenses Paid During Period
(a)                             $         1.26      $         1.25

(a) Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS C                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,093.10      $     1,019.84
Expenses Paid During Period
(a)                             $         5.19      $         5.01

(a) Expenses are equal to the Fund's annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS E                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,097.20      $     1,023.55
Expenses Paid During Period
(a)                             $         1.30      $         1.25

(a) Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                       Balanced Strategy Fund  9

FRANK RUSSELL INVESTMENT COMPANY
BALANCED STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS R2                         PERFORMANCE      BEFORE EXPENSES)
--------                        --------------    ----------------
Beginning Account Value
April 3, 2006                   $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,012.80      $     1,023.55
Expenses Paid During Period
(a)                             $         0.19      $         1.25

(a) Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 28/365 (to reflect the period since inception). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS R3 (A)                     PERFORMANCE      BEFORE EXPENSES)
------------                    --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,094.90      $     1,022.32
Expenses Paid During Period
(b)                             $         2.60      $         2.51

(a)Effective March 1, 2006, Class D shares were redesignated Class R3 shares.

(b)Expenses are equal to the Fund's annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS S                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,098.10      $     1,024.79
Expenses Paid During Period
(a)                             $         0.00      $         0.00

(a) Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 10  Balanced Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
BALANCED STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Other Frank Russell Investment
   Company Funds - Class S Shares

Bonds - 39.7%
Diversified Bond Fund                              36,697,144         840,365
Multistrategy Bond Fund                            82,601,883         840,061
                                                                 ------------
                                                                    1,680,426
                                                                 ------------

Domestic Equities - 40.6%
Diversified Equity Fund                            14,043,939         671,722
Quantitative Equity Fund                           16,697,595         670,241
Real Estate Securities Fund                         4,307,571         210,554
Special Growth Fund                                 2,944,266         168,147
                                                                 ------------
                                                                    1,720,664
                                                                 ------------

International Equities - 19.5%
Emerging Markets Fund                               5,893,555         133,666
International Securities Fund                       8,908,190         691,542
                                                                 ------------
                                                                      825,208
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $3,614,270)                                        4,226,298

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                              8,893
                                                                 ------------

NET ASSETS - 100.0%                                                 4,235,191
                                                                 ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Bonds                                                        39.7
Domestic Equities                                            40.6
International Equities                                       19.5
                                                  ---------------
Total Investments                                            99.8
Other Assets and Liabilities, Net                             0.2
                                                  ---------------

                                                            100.0
                                                  ===============

  See accompanying notes which are an integral part of the financial statements.
                                                      Balanced Strategy Fund  11

FRANK RUSSELL INVESTMENT COMPANY
MODERATE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS A                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,064.40      $     1,023.55
Expenses Paid During Period
(a)                             $         1.28      $         1.25

(a) Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS C                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,059.80      $     1,019.84
Expenses Paid During Period
(a)                             $         5.11      $         5.01

(a) Expenses are equal to the Fund's annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS E                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,063.30      $     1,023.55
Expenses Paid During Period
(a)                             $         1.28      $         1.25

(a) Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 12  Moderate Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
MODERATE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS R2                         PERFORMANCE      BEFORE EXPENSES)
--------                        --------------    ----------------
Beginning Account Value
March 29, 2006                  $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,008.90      $     1,023.55
Expenses Paid During Period
(a)                             $         0.23      $         1.25

(a) Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 33/365 (to reflect the period since inception). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS R3 (A)                     PERFORMANCE      BEFORE EXPENSES)
------------                    --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,062.80      $     1,022.32
Expenses Paid During Period
(b)                             $         2.56      $         2.51

(a)Effective March 1, 2006, Class D shares were redesignated Class R3 shares.

(b)Expenses are equal to the Fund's annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS S                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,065.50      $     1,024.79
Expenses Paid During Period
(a)                             $         0.00      $         0.00

(a) Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                      Moderate Strategy Fund  13

FRANK RUSSELL INVESTMENT COMPANY
MODERATE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Other Frank Russell Investment
   Company Funds - Class S Shares

Bonds - 59.6%
Diversified Bond Fund                              11,534,765         264,146
Short Duration Bond Fund                           17,358,280         322,517
                                                                 ------------
                                                                      586,663
                                                                 ------------

Domestic Equities - 28.9%
Diversified Equity Fund                             2,253,969         107,807
Quantitative Equity Fund                            2,677,050         107,457
Real Estate Securities Fund                           804,512          39,324
Special Growth Fund                                   516,087          29,474
                                                                 ------------
                                                                      284,062
                                                                 ------------

International Equities - 11.3%
International Securities Fund                       1,429,416         110,966
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $883,520)                                            981,691

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                              1,616
                                                                 ------------

NET ASSETS - 100.0%                                                   983,307
                                                                 ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Bonds                                                        59.6
Domestic Equities                                            28.9
International Equities                                       11.3
                                                  ---------------
Total Investments                                            99.8
Other Assets and Liabilities, Net                             0.2
                                                  ---------------

                                                            100.0
                                                  ===============

See accompanying notes which are an integral part of the financial statements.

 14  Moderate Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
CONSERVATIVE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS A                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,033.40      $     1,023.55
Expenses Paid During Period
(a)                             $         1.26      $         1.25

(a) Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS C                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,029.50      $     1,019.84
Expenses Paid During Period
(a)                             $         5.03      $         5.01

(a) Expenses are equal to the Fund's annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS E                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,032.70      $     1,023.55
Expenses Paid During Period
(a)                             $         1.26      $         1.25

(a) Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  Conservative Strategy Fund  15

FRANK RUSSELL INVESTMENT COMPANY
CONSERVATIVE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS R2                         PERFORMANCE      BEFORE EXPENSES)
--------                        --------------    ----------------
Beginning Account Value
March 29, 2006                  $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,002.70      $     1,023.55
Expenses Paid During Period
(a)                             $         0.23      $         1.25

(a) Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 33/365 (to reflect the period since inception). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS R3 (A)                     PERFORMANCE      BEFORE EXPENSES)
------------                    --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,031.90      $     1,022.32
Expenses Paid During Period
(b)                             $         2.52      $         2.51

(a)Effective March 1, 2006, Class D shares were redesignated Class R3 shares.

(b)Expenses are equal to the Fund's annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS S                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,033.50      $     1,024.79
Expenses Paid During Period
(a)                             $         0.00      $         0.00

(a) Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 16  Conservative Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
CONSERVATIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.9%
Other Frank Russell Investment
   Company Funds - Class S Shares

Bonds - 79.9%
Diversified Bond Fund                               3,989,320          91,355
Short Duration Bond Fund                           12,960,360         240,804
                                                                 ------------
                                                                      332,159
                                                                 ------------

Domestic Equities - 17.0%
Diversified Equity Fund                               607,605          29,062
Quantitative Equity Fund                              722,171          28,988
Real Estate Securities Fund                           254,931          12,461
                                                                 ------------
                                                                       70,511
                                                                 ------------

International Equities - 3.0%
International Securities Fund                         160,480          12,458
                                                                 ------------

TOTAL INVESTMENTS - 99.9%
(identified cost $390,797)                                            415,128

OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                                518
                                                                 ------------

NET ASSETS - 100.0%                                                   415,646
                                                                 ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Bonds                                                        79.9
Domestic Equities                                            17.0
International Equities                                        3.0
                                                  ---------------
Total Investments                                            99.9
Other Assets and Liabilities, Net                             0.1
                                                  ---------------

                                                            100.0
                                                  ===============

  See accompanying notes which are an integral part of the financial statements.
                                                  Conservative Strategy Fund  17

FRANK RUSSELL INVESTMENT COMPANY
2010 STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS A                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,071.60      $     1,023.55
Expenses Paid During Period
(a)                             $         1.28      $         1.25

(a) Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS E                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,071.50      $     1,023.55
Expenses Paid During Period
(a)                             $         1.28      $         1.25

(a) Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS R3 (A)                     PERFORMANCE      BEFORE EXPENSES)
------------                    --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,069.10      $     1,022.32
Expenses Paid During Period
(b)                             $         2.57      $         2.51

(a)Effective March 1, 2006, Class D shares were redesignated Class R3 shares.

(b)Expenses are equal to the Fund's annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 18  2010 Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
2010 STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS S                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,071.70      $     1,024.79
Expenses Paid During Period
(a)                             $         0.00      $         0.00

(a) Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                          2010 Strategy Fund  19

FRANK RUSSELL INVESTMENT COMPANY
2010 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.5%
Other Frank Russell Investment
   Company Funds - Class S Shares

Bonds - 55.7%
Diversified Bond Fund                                  65,504           1,500
Multistrategy Bond Fund                                23,041             234
Short Duration Bond Fund                               83,239           1,547
                                                                 ------------
                                                                        3,281
                                                                 ------------

Domestic Equities - 31.3%
Diversified Equity Fund                                14,698             703
Quantitative Equity Fund                               17,509             703
Real Estate Securities Fund                             5,049             246
Special Growth Fund                                     3,291             188
                                                                 ------------
                                                                        1,840
                                                                 ------------

International Equities - 12.5%
Emerging Markets Fund                                   1,570              36
International Securities Fund                           9,057             703
                                                                 ------------
                                                                          739
                                                                 ------------

TOTAL INVESTMENTS - 99.5%
(identified cost $5,663)                                                5,860

OTHER ASSETS AND LIABILITIES,
NET - 0.5%                                                                 30
                                                                 ------------

NET ASSETS - 100.0%                                                     5,890
                                                                 ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Bonds                                                        55.7
Domestic Equities                                            31.3
International Equities                                       12.5
                                                  ---------------
Total Investments                                            99.5
Other Assets and Liabilities, Net                             0.5
                                                  ---------------

                                                            100.0
                                                  ===============

See accompanying notes which are an integral part of the financial statements.

 20  2010 Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
2020 STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS A                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,086.50      $     1,023.55
Expenses Paid During Period
(a)                             $         1.29      $         1.25

(a) Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS E                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,086.40      $     1,023.55
Expenses Paid During Period
(a)                             $         1.29      $         1.25

(a) Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS R3 (A)                     PERFORMANCE      BEFORE EXPENSES)
------------                    --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,085.70      $     1,022.32
Expenses Paid During Period
(b)                             $         2.59      $         2.51

(a)Effective March 1, 2006, Class D shares were redesignated Class R3 shares.

(b)Expenses are equal to the Fund's annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                          2020 Strategy Fund  21

FRANK RUSSELL INVESTMENT COMPANY
2020 STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS S                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,087.70      $     1,024.79
Expenses Paid During Period
(a)                             $         0.00      $         0.00

(a) Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 22  2020 Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
2020 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Other Frank Russell Investment Company Funds -
   Class S Shares

Bonds - 45.9%
Diversified Bond Fund                                 115,721           2,650
Multistrategy Bond Fund                               165,037           1,678
Short Duration Bond Fund                               63,877           1,187
                                                                 ------------
                                                                        5,515
                                                                 ------------

Domestic Equities - 37.3%
Diversified Equity Fund                                36,347           1,738
Quantitative Equity Fund                               43,298           1,738
Real Estate Securities Fund                            11,573             566
Special Growth Fund                                     7,774             444
                                                                 ------------
                                                                        4,486
                                                                 ------------

International Equities - 16.6%
Emerging Markets Fund                                  11,111             252
International Securities Fund                          22,424           1,741
                                                                 ------------
                                                                        1,993
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $11,603)                                              11,994

OTHER ASSETS AND LIABILITIES, NET - 0.2%                                   30
                                                                 ------------

NET ASSETS - 100.0%                                                    12,024
                                                                 ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Bonds                                                        45.9
Domestic Equities                                            37.3
International Equities                                       16.6
                                                  ---------------
Total Investments                                            99.8
Other Assets and Liabilities, Net                             0.2
                                                  ---------------

                                                            100.0
                                                  ===============

  See accompanying notes which are an integral part of the financial statements.
                                                          2020 Strategy Fund  23

FRANK RUSSELL INVESTMENT COMPANY
2030 STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS A                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,101.00      $     1,023.55
Expenses Paid During Period
(a)                             $         1.30      $         1.25

(a) Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS E                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,099.60      $     1,023.55
Expenses Paid During Period
(a)                             $         1.30      $         1.25

(a) Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS R3 (A)                     PERFORMANCE      BEFORE EXPENSES)
------------                    --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,099.60      $     1,022.32
Expenses Paid During Period
(b)                             $         2.60      $         2.51

(a)Effective March 1, 2006, Class D shares were redesignated Class R3 shares.

(b)Expenses are equal to the Fund's annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 24  2030 Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
2030 STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS S                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,101.90      $     1,024.79
Expenses Paid During Period
(a)                             $         0.00      $         0.00

(a) Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                          2030 Strategy Fund  25

FRANK RUSSELL INVESTMENT COMPANY
2030 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.6%
Other Frank Russell Investment
   Company Funds - Class S Shares

Bonds - 36.6%
Diversified Bond Fund                                  60,686           1,390
Multistrategy Bond Fund                               162,653           1,654
                                                                 ------------
                                                                        3,044
                                                                 ------------

Domestic Equities - 43.4%
Diversified Equity Fund                                29,611           1,416
Quantitative Equity Fund                               35,263           1,416
Real Estate Securities Fund                             8,783             429
Special Growth Fund                                     6,017             344
                                                                 ------------
                                                                        3,605
                                                                 ------------

International Equities - 19.6%
Emerging Markets Fund                                  11,528             261
International Securities Fund                          17,590           1,366
                                                                 ------------
                                                                        1,627
                                                                 ------------

TOTAL INVESTMENTS - 99.6%
(identified cost $7,840)                                                8,276

OTHER ASSETS AND LIABILITIES,
NET - 0.4%                                                                 34
                                                                 ------------

NET ASSETS - 100.0%                                                     8,310
                                                                 ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Bonds                                                        36.6
Domestic Equities                                            43.4
International Equities                                       19.6
                                                  ---------------
Total Investments                                            99.6
Other Assets and Liabilities, Net                             0.4
                                                  ---------------

                                                            100.0
                                                  ===============

See accompanying notes which are an integral part of the financial statements.

 26  2030 Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
2040 STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS A                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,112.60      $     1,023.55
Expenses Paid During Period
(a)                             $         1.31      $         1.25

(a) Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS E                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,112.40      $     1,023.55
Expenses Paid During Period
(a)                             $         1.31      $         1.25

(a) Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS R2                         PERFORMANCE      BEFORE EXPENSES)
--------                        --------------    ----------------
Beginning Account Value
March 17, 2006                  $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,013.50      $     1,023.55
Expenses Paid During Period
(a)                             $         0.31      $         1.25

(a) Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 45/365 (to reflect the period since inception). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                          2040 Strategy Fund  27

FRANK RUSSELL INVESTMENT COMPANY
2040 STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS R3 (A)                     PERFORMANCE      BEFORE EXPENSES)
------------                    --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,110.00      $     1,022.32
Expenses Paid During Period
(b)                             $         2.62      $         2.51

(a)Effective March 1, 2006, Class D shares were redesignated Class R3 shares.

(b)Expenses are equal to the Fund's annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    HYPOTHETICAL
                                                    PERFORMANCE
                                    ACTUAL           (5% RETURN
CLASS S                          PERFORMANCE      BEFORE EXPENSES)
-------                         --------------    ----------------
Beginning Account Value
November 1, 2005                $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                  $     1,113.70      $     1,024.79
Expenses Paid During Period
(a)                             $         0.00      $         0.00

(a) Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 28  2040 Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
2040 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.2%
Other Frank Russell Investment
   Company Funds - Class S Shares

Bonds - 28.6%
Diversified Bond Fund                                  32,208             738
Multistrategy Bond Fund                               164,828           1,676
                                                                 ------------
                                                                        2,414
                                                                 ------------

Domestic Equities - 49.6%
Diversified Equity Fund                                34,907           1,669
Quantitative Equity Fund                               41,594           1,670
Real Estate Securities Fund                             9,534             466
Special Growth Fund                                     6,692             382
                                                                 ------------
                                                                        4,187
                                                                 ------------

International Equities - 21.0%
Emerging Markets Fund                                  13,156             298
International Securities Fund                          19,089           1,482
                                                                 ------------
                                                                        1,780
                                                                 ------------

TOTAL INVESTMENTS - 99.2%
(identified cost $7,903)                                                8,381

OTHER ASSETS AND LIABILITIES,
NET - 0.8%                                                                 65
                                                                 ------------

NET ASSETS - 100.0%                                                     8,446
                                                                 ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Bonds                                                        28.6
Domestic Equities                                            49.6
International Equities                                       21.0
                                                  ---------------
Total Investments                                            99.2
Other Assets and Liabilities, Net                             0.8
                                                  ---------------

                                                            100.0
                                                  ===============

  See accompanying notes which are an integral part of the financial statements.
                                                          2040 Strategy Fund  29

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2006 (UNAUDITED)

                                       EQUITY AGGRESSIVE     AGGRESSIVE STRATEGY     BALANCED STRATEGY      MODERATE STRATEGY
AMOUNTS IN THOUSANDS                     STRATEGY FUND              FUND                   FUND                    FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost       $         1,048,510    $         2,396,034    $         3,614,270    $            883,520
-------------------------------------------------------------------------------------------------------------------------------
Investments, at market                          1,348,667              2,875,539              4,226,298                 981,691
Receivables:
      Investments sold                                 --                     --                     --                     738
      Fund shares sold                              8,624                 17,136                 20,962                   2,971
      From Adviser                                    177                    348                    551                     163
Prepaid expenses                                       68                     95                     92                      38
                                      -------------------    -------------------    -------------------    --------------------
Total assets                                    1,357,536              2,893,118              4,247,903                 985,601
                                      -------------------    -------------------    -------------------    --------------------

LIABILITIES
Payables:
      Investments purchased                         2,922                  5,579                  5,416                      --
      Fund shares redeemed                            852                  2,278                  5,495                   1,873
      Accrued fees to affiliates                      583                  1,200                  1,799                     401
      Other accrued expenses                           19                      6                      2                      20
                                      -------------------    -------------------    -------------------    --------------------
Total liabilities                                   4,376                  9,063                 12,712                   2,294
                                      -------------------    -------------------    -------------------    --------------------

NET ASSETS                            $         1,353,160    $         2,884,055    $         4,235,191    $            983,307
                                      ===================    ===================    ===================    ====================
Net Assets Consist of:
Undistributed (overdistributed)
   net investment income              $              (510)   $            (1,092)   $            (1,633)   $               (366)
Accumulated net realized gain
   (loss)                                         (12,674)                48,632                 30,002                   5,867
Unrealized appreciation
   (depreciation) on investments                  300,157                479,505                612,028                  98,171
Shares of beneficial interest                       1,140                  2,388                  3,582                     872
Additional paid-in capital                      1,065,047              2,354,622              3,591,212                 878,763
                                      -------------------    -------------------    -------------------    --------------------
NET ASSETS                            $         1,353,160    $         2,884,055    $         4,235,191    $            983,307
                                      ===================    ===================    ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 30  Statement of Assets and Liabilities

    CONSERVATIVE STRATEGY    2010 STRATEGY     2020 STRATEGY     2030 STRATEGY     2040 STRATEGY
            FUND                  FUND              FUND              FUND              FUND
-------------------------------------------------------------------------------------------------
       $      390,797        $        5,663    $       11,603    $        7,840    $        7,903
-------------------------------------------------------------------------------------------------
              415,128                 5,860            11,994             8,276             8,381
                  290                    --                --                --                21
                1,483                     4                12                16                46
                   94                    23                23                21                25
                   33                    34                35                36                33
       --------------        --------------    --------------    --------------    --------------
              417,028                 5,921            12,064             8,349             8,506
       --------------        --------------    --------------    --------------    --------------

                   --                     3                11                10                --
                1,180                    --                --                 1                33
                  176                     2                 3                 3                 2
                   26                    26                26                25                25
       --------------        --------------    --------------    --------------    --------------
                1,382                    31                40                39                60
       --------------        --------------    --------------    --------------    --------------

       $      415,646        $        5,890    $       12,024    $        8,310    $        8,446
       ==============        ==============    ==============    ==============    ==============
       $         (154)       $           (1)   $           (3)   $           (2)   $           (1)
                6,624                    93               107               112               146
               24,331                   197               391               436               478
                  385                     6                11                 7                 8
              384,460                 5,595            11,518             7,757             7,815
       --------------        --------------    --------------    --------------    --------------
       $      415,646        $        5,890    $       12,024    $        8,310    $        8,446
       ==============        ==============    ==============    ==============    ==============

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Assets and Liabilities  31

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

                                       EQUITY AGGRESSIVE     AGGRESSIVE STRATEGY     BALANCED STRATEGY      MODERATE STRATEGY
                                         STRATEGY FUND              FUND                   FUND                    FUND
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, offering and
   redemption price per share:
   Net asset value per share:
      Class A*                        $             12.11    $             12.08    $             11.82    $              11.27
   Maximum offering price per
      share (Net asset value plus
      sales charge of 5.75%):
      Class A                         $             12.85    $             12.82    $             12.54    $              11.96
      Class A -- Net assets           $       162,878,512    $       533,891,811    $       821,919,761    $        148,480,617
      Class A -- Shares
         outstanding ($.01 par
         value)                                13,444,511             44,204,999             69,531,408              13,179,505
   Net asset value per share:
      Class C*                        $             11.61    $             12.00    $             11.76    $              11.22
      Class C -- Net assets           $       382,358,894    $       751,021,947    $     1,193,581,863    $        203,337,976
      Class C -- Shares
         outstanding ($.01 par
         value)                                32,921,778             62,580,819            101,494,049              18,123,753
   Net asset value per share:
      Class E*                        $             11.92    $             12.09    $             11.84    $              11.27
      Class E -- Net assets           $       221,088,611    $       461,776,385    $       561,266,357    $        171,422,212
      Class E -- Shares
         outstanding ($.01 par
         value)                                18,547,692             38,187,722             47,395,293              15,206,404
   Net asset value per share:
      Class R2* (2)                   $             11.91    $             12.09    $             11.84    $              11.26
      Class R2 -- Net assets          $        17,138,981    $         9,404,303    $         7,819,547    $          1,318,384
      Class R2 -- Shares
         outstanding ($.01 par
         value)                                 1,438,437                777,936                660,482                 117,083
   Net asset value per share:
      Class R3* (1)                   $             11.91    $             12.11    $             11.84    $              11.30
      Class R3 -- Net assets          $       381,826,311    $       747,473,619    $     1,024,166,853    $        338,743,027
      Class R3 -- Shares
         outstanding ($.01 par
         value)                                32,054,737             61,708,298             86,476,633              29,974,981
   Net asset value per share:
      Class S*                        $             12.07    $             12.15    $             11.89    $              11.30
      Class S -- Net assets           $       187,868,369    $       380,486,894    $       626,436,581    $        120,005,085
      Class S -- Shares
         outstanding ($.01 par
         value)                                15,565,840             31,312,901             52,668,411              10,617,492
-------------------------------------------------------------------------------------------------------------------------------

* Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
(1) Effective March 1, 2006, Class D Shares of these Funds were redesignated Class R3 Shares.
(2) 2040 Strategy Fund Class R2: For the period March 17, 2006 (commencement of operations) to April 30, 2006.
      Equity Aggressive Strategy, Aggressive Strategy, Moderate Strategy and Conservative Strategy Funds Class R2: For the period March 29, 2006 (commencement of operations) to April 30, 2006.
      Balanced Strategy Fund Class R2: For the period April 3, 2006 (commencement of operations) to April 30, 2006.

See accompanying notes which are an integral part of the financial statements.

 32  Statement of Assets and Liabilities

       CONSERVATIVE STRATEGY       2010 STRATEGY           2020 STRATEGY           2030 STRATEGY           2040 STRATEGY
               FUND                     FUND                    FUND                    FUND                    FUND
----------------------------------------------------------------------------------------------------------------------------
       $              10.77     $              10.63    $              10.87    $              11.08    $              11.25
       $              11.43     $              11.28    $              11.53    $              11.76    $              11.94
       $         42,313,580     $          1,212,198    $          1,439,080    $          1,298,587    $          1,505,955
                  3,929,749                  114,077                 132,396                 117,253                 133,903
       $              10.73     $                 --    $                 --    $                 --    $                 --
       $         81,780,776     $                 --    $                 --    $                 --    $                 --
                  7,623,699                       --                      --                      --                      --
       $              10.79     $              10.64    $              10.87    $              11.08    $              11.26
       $         74,859,222     $          1,117,228    $          1,423,920    $          1,158,807    $          1,236,653
                  6,936,931                  105,007                 130,957                 104,542                 109,859
       $              10.77     $                 --    $                 --    $                 --    $              11.25
       $          1,313,536     $                 --    $                 --    $                 --    $          1,013,196
                    121,928                       --                      --                      --                  90,091
       $              10.82     $              10.63    $              10.86    $              11.08    $              11.25
       $        171,783,672     $          2,263,252    $          5,366,374    $          4,187,450    $          3,273,299
                 15,877,506                  212,825                 494,058                 377,945                 290,945
       $              10.82     $              10.64    $              10.87    $              11.09    $              11.26
       $         43,594,992     $          1,296,789    $          3,794,196    $          1,665,235    $          1,416,372
                  4,028,084                  121,854                 348,892                 150,199                 125,797
----------------------------------------------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Assets and Liabilities  33

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2006 (UNAUDITED)

                                      EQUITY AGGRESSIVE    AGGRESSIVE STRATEGY    BALANCED STRATEGY    MODERATE STRATEGY
AMOUNTS IN THOUSANDS                    STRATEGY FUND             FUND                  FUND                 FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income distributions from
         Underlying Funds              $       10,812       $          30,015      $       54,760      $          14,349
                                       --------------       -----------------      --------------      -----------------

EXPENSES
      Advisory fees                             1,171                   2,553               3,840                    937
      Administrative fees                         293                     638                 960                    234
      Custodian fees                               18                      19                  21                     18
      Distribution fees - Class A                 155                     552                 879                    170
      Distribution fees - Class C               1,234                   2,461               4,029                    721
      Distribution fees - Class
         R3*                                      436                     851               1,198                    406
      Transfer agent fees                         879                   1,915               2,880                    469
      Professional fees                            28                      40                  53                     26
      Registration fees                            62                     100                 138                     56
      Shareholder servicing fees -
         Class C                                  412                     820               1,343                    240
      Shareholder servicing fees -
         Class E                                  256                     535                 667                    208
      Shareholder servicing fees -
         Class R2**                                 3                       2                   1                     --
      Shareholder servicing fees -
         Class R3*                                436                     851               1,198                    406
      Trustees' fees                               13                      29                  44                     11
      Printing fees                                14                      32                  50                     13
      Offering costs                               --                      --                  --                     --
      Miscellaneous                                 7                      17                  25                      8
                                       --------------       -----------------      --------------      -----------------
      Expenses before reductions                5,417                  11,415              17,326                  3,923
      Expense reductions                       (2,485)                 (5,343)             (8,011)                (1,772)
                                       --------------       -----------------      --------------      -----------------
Net expenses                                    2,932                   6,072               9,315                  2,151
                                       --------------       -----------------      --------------      -----------------
Net investment income (loss)                    7,880                  23,943              45,445                 12,198
                                       --------------       -----------------      --------------      -----------------

NET REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:
      Investments                                 374                   3,381               3,359                  1,700
      Capital gain distributions
         from Underlying Funds                 42,131                  75,759              87,917                 15,382
                                       --------------       -----------------      --------------      -----------------
Net realized gain (loss)                       42,505                  79,140              91,276                 17,082
Net change in unrealized
   appreciation (depreciation) on
   investments                                116,454                 192,127             209,900                 27,703
                                       --------------       -----------------      --------------      -----------------
Net realized and unrealized gain
   (loss)                                     158,959                 271,267             301,176                 44,785
                                       --------------       -----------------      --------------      -----------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS              $      166,839       $         295,210      $      346,621      $          56,983
                                       ==============       =================      ==============      =================

*     Class D Shares were redesignated Class R3 Shares on March 1, 2006.
** 2040 Strategy Fund Class R2: For the period March 17, 2006 (commencement of operations) to April 30, 2006.
      Equity Aggressive Strategy, Aggressive Strategy, Moderate Strategy and Conservative Strategy Funds Class R2: For the period March 29, 2006 (commencement of operations) to April 30, 2006.
      Balanced Strategy Fund Class R2: For the period April 3, 2006 (commencement of operations) to April 30, 2006.

See accompanying notes which are an integral part of the financial statements.

 34  Statement of Operations

    CONSERVATIVE STRATEGY    2010 STRATEGY     2020 STRATEGY     2030 STRATEGY       2040 STRATEGY
            FUND                  FUND              FUND              FUND               FUND
----------------------------------------------------------------------------------------------------
      $           7,862      $           79    $           88    $           85    $              75
      -----------------      --------------    --------------    --------------    -----------------

                    486                   5                 7                 7                    6
                    122                   1                 2                 2                    2
                     18                   3                 3                 3                    3
                     51                   1                 2                 2                    2
                    325                  --                --                --                   --
                    208                   3                 3                 4                    3
                    242                   1                 2                 2                    2
                     23                  20                21                19                   20
                     41                  12                10                11                   11
                    108                  --                --                --                   --
                    184                   1                 1                 1                    1
                     --                  --                --                --                   --
                    208                   3                 4                 3                    3
                      7                  --                --                --                   --
                      9                  --                --                --                   --
                     --                  20                18                18                   18
                      5                   2                 1                 2                    2
      -----------------      --------------    --------------    --------------    -----------------
                  2,037                  72                74                74                   73
                   (953)                (64)              (64)              (64)                 (64)
      -----------------      --------------    --------------    --------------    -----------------
                  1,084                   8                10                10                    9
      -----------------      --------------    --------------    --------------    -----------------
                  6,778                  71                78                75                   66
      -----------------      --------------    --------------    --------------    -----------------

                  5,676                   3                --               (16)                  --
                  4,175                  90               106               128                  146
      -----------------      --------------    --------------    --------------    -----------------
                  9,851                  93               106               112                  146
                   (765)                190               348               390                  418
      -----------------      --------------    --------------    --------------    -----------------
                  9,086                 283               454               502                  564
      -----------------      --------------    --------------    --------------    -----------------
      $          15,864      $          354    $          532    $          577    $             630
      =================      ==============    ==============    ==============    =================

  See accompanying notes which are an integral part of the financial statements.
                                                     Statement of Operations  35

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  EQUITY AGGRESSIVE STRATEGY
                                                                                             FUND
                                                                          -------------------------------------------
                                                                              SIX MONTHS             FISCAL YEAR
                                                                                 ENDED                  ENDED
                                                                            APRIL 30, 2006           OCTOBER 31,
AMOUNTS IN THOUSANDS                                                          (UNAUDITED)                2005
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                                        $             7,880    $              7,557
      Net realized gain (loss)                                                         42,505                   8,629
      Net change in unrealized appreciation (depreciation)                            116,454                  91,785
                                                                          -------------------    --------------------
Net increase (decrease) in net assets from operations                                 166,839                 107,971
                                                                          -------------------    --------------------

DISTRIBUTIONS
      From net investment income
         Class A                                                                         (993)                   (597)
         Class C                                                                       (1,649)                 (1,601)
         Class E                                                                       (1,757)                 (1,889)
         Class R2**                                                                       (47)                     --
         Class R3***                                                                   (2,476)                 (2,336)
         Class S                                                                       (1,468)                 (1,558)
      From net realized gain
         Class A                                                                         (773)                     --
         Class C                                                                       (2,330)                     --
         Class E                                                                       (1,512)                     --
         Class R3***                                                                   (2,450)                     --
         Class S                                                                       (1,035)                     --
                                                                          -------------------    --------------------
Net decrease in net assets from distributions                                         (16,490)                 (7,981)
                                                                          -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share transactions                   189,888                 188,532
                                                                          -------------------    --------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                           340,237                 288,522

NET ASSETS
      Beginning of period                                                           1,012,923                 724,401
                                                                          -------------------    --------------------

      End of period                                                       $         1,353,160    $          1,012,923
                                                                          ===================    ====================

      Undistributed (overdistributed) net investment income included
       in net assets                                                      $              (510)   $                 --

*     For the period January 1, 2005 (commencement of operations) to October 31,
      2005.
** 2040 Strategy Fund Class R2: For the period March 17, 2006 (commencement of operations) to April 30, 2006.
      Equity Aggressive Strategy, Aggressive Strategy, Moderate Strategy and Conservative Strategy Funds Class R2: For the period March 29, 2006 (commencement of operations) to April 30, 2006.
      Balanced Strategy Fund Class R2: For the period April 3, 2006 (commencement of operations) to April 30, 2006.
***   Class D Shares were redesignated Class R3 Shares on March 1, 2006.

See accompanying notes which are an integral part of the financial statements.

 36  Statement of Changes in Net Assets

         AGGRESSIVE STRATEGY               BALANCED STRATEGY                MODERATE STRATEGY
                 FUND                             FUND                             FUND
    ------------------------------   ------------------------------   ------------------------------
      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR
        ENDED            ENDED           ENDED            ENDED           ENDED            ENDED
    APRIL 30, 2006    OCTOBER 31,    APRIL 30, 2006    OCTOBER 31,    APRIL 30, 2006    OCTOBER 31,
     (UNAUDITED)         2005         (UNAUDITED)         2005         (UNAUDITED)         2005
----------------------------------------------------------------------------------------------------

    $      23,943    $      26,285   $      45,445    $      52,527   $      12,198    $      14,665
           79,140           14,483          91,276           21,906          17,082            5,755
          192,127          149,319         209,900          153,673          27,703           18,157
    -------------    -------------   -------------    -------------   -------------    -------------
          295,210          190,087         346,621          228,106          56,983           38,577
    -------------    -------------   -------------    -------------   -------------    -------------

           (4,800)          (3,996)         (9,460)          (8,687)         (1,989)          (1,866)
           (4,846)          (4,357)        (10,613)         (10,605)         (2,086)          (2,301)
           (4,686)          (5,832)         (7,080)          (9,540)         (2,380)          (3,041)
              (42)              --             (45)              --             (18)              --
           (6,546)          (7,614)        (11,618)         (14,304)         (4,267)          (5,262)
           (4,115)          (5,375)         (8,262)         (10,795)         (1,824)          (2,538)
           (2,041)              --          (3,917)            (830)           (841)            (172)
           (3,153)              --          (6,200)          (1,779)         (1,227)            (416)
           (2,130)              --          (3,141)          (1,104)         (1,074)            (357)
           (3,285)              --          (5,590)          (1,814)         (2,049)            (707)
           (1,639)              --          (3,226)          (1,097)           (751)            (281)
    -------------    -------------   -------------    -------------   -------------    -------------
          (37,283)         (27,174)        (69,152)         (60,555)        (18,506)         (16,941)
    -------------    -------------   -------------    -------------   -------------    -------------

          368,399          551,870         482,568          853,024          52,970          175,747
    -------------    -------------   -------------    -------------   -------------    -------------

          626,326          714,783         760,037        1,020,575          91,447          197,383

        2,257,729        1,542,946       3,475,154        2,454,579         891,860          694,477
    -------------    -------------   -------------    -------------   -------------    -------------

    $   2,884,055    $   2,257,729   $   4,235,191    $   3,475,154   $     983,307    $     891,860
    =============    =============   =============    =============   =============    =============

    $      (1,092)   $          --   $      (1,633)   $          --   $        (366)   $          --

          CONSERVATIVE STRATEGY
                  FUND
     -------------------------------
       SIX MONTHS       FISCAL YEAR
         ENDED             ENDED
     APRIL 30, 2006     OCTOBER 31,
      (UNAUDITED)          2005
---
     $       6,778     $      10,203
             9,851             2,868
              (765)             (286)
     -------------     -------------
            15,864            12,785
     -------------     -------------
              (690)             (756)
            (1,074)           (1,287)
            (1,833)           (4,078)
               (24)               --
            (2,539)           (3,135)
              (772)           (1,137)
              (249)              (91)
              (548)             (275)
            (1,124)             (646)
            (1,006)             (515)
              (278)             (147)
     -------------     -------------
           (10,137)          (12,067)
     -------------     -------------
          (109,543)           44,887
     -------------     -------------
          (103,816)           45,605
           519,462           473,857
     -------------     -------------
     $     415,646     $     519,462
     =============     =============
     $        (154)    $          --

  See accompanying notes which are an integral part of the financial statements.
                                          Statement of Changes in Net Assets  37

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

                                                                                         2010 STRATEGY
                                                                                             FUND
                                                                          -------------------------------------------
                                                                              SIX MONTHS             FISCAL YEAR
                                                                                 ENDED                  ENDED
                                                                            APRIL 30, 2006           OCTOBER 31,
AMOUNTS IN THOUSANDS                                                          (UNAUDITED)               2005*
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                                        $                71    $                 44
      Net realized gain (loss)                                                             93                      --
      Net change in unrealized appreciation (depreciation)                                190                       7
                                                                          -------------------    --------------------
Net increase (decrease) in net assets from operations                                     354                      51
                                                                          -------------------    --------------------

DISTRIBUTIONS
      From net investment income
         Class A                                                                          (15)                     (5)
         Class C                                                                           --                      --
         Class E                                                                          (15)                    (13)
         Class R2**                                                                        --                      --
         Class R3***                                                                      (24)                    (13)
         Class S                                                                          (18)                    (14)
      From net realized gain
         Class A                                                                           --                      --
         Class C                                                                           --                      --
         Class E                                                                           --                      --
         Class R3***                                                                       --                      --
         Class S                                                                           --                      --
                                                                          -------------------    --------------------
Net decrease in net assets from distributions                                             (72)                    (45)
                                                                          -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share transactions                       807                   4,795
                                                                          -------------------    --------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                             1,089                   4,801

NET ASSETS
      Beginning of period                                                               4,801                      --
                                                                          -------------------    --------------------

      End of period                                                       $             5,890    $              4,801
                                                                          ===================    ====================

      Undistributed (overdistributed) net investment income included
       in net assets                                                      $                (1)   $                 --

*     For the period January 1, 2005 (commencement of operations) to October 31,
      2005.
** 2040 Strategy Fund Class R2: For the period March 17, 2006 (commencement of operations) to April 30, 2006.
      Equity Aggressive Strategy, Aggressive Strategy, Moderate Strategy and Conservative Strategy Funds Class R2: For the period March 29, 2006 (commencement of operations) to April 30, 2006.
      Balanced Strategy Fund Class R2: For the period April 3, 2006 (commencement of operations) to April 30, 2006.
***   Class D Shares were redesignated Class R3 Shares on March 1, 2006.

See accompanying notes which are an integral part of the financial statements.

 38  Statement of Changes in Net Assets

             2020 STRATEGY                      2030 STRATEGY                      2040 STRATEGY
                 FUND                               FUND                               FUND
    -------------------------------    -------------------------------    -------------------------------
      SIX MONTHS       FISCAL YEAR       SIX MONTHS       FISCAL YEAR       SIX MONTHS       FISCAL YEAR
        ENDED             ENDED            ENDED             ENDED            ENDED             ENDED
    APRIL 30, 2006     OCTOBER 31,     APRIL 30, 2006     OCTOBER 31,     APRIL 30, 2006     OCTOBER 31,
     (UNAUDITED)          2005*         (UNAUDITED)          2005*         (UNAUDITED)          2005*
---------------------------------------------------------------------------------------------------------

    $          78     $          39    $          75     $          32    $          66     $          27
              106                 2              112                 1              146                 1
              348                43              390                46              418                60
    -------------     -------------    -------------     -------------    -------------     -------------
              532                84              577                79              630                88
    -------------     -------------    -------------     -------------    -------------     -------------

              (16)               (4)             (22)               (4)             (15)               (3)
               --                                 --                --               --                --
              (14)              (11)             (13)               (9)             (13)               (8)
               --                --               --                                 (3)               --
              (33)              (12)             (25)               (9)             (21)               (7)
              (18)              (13)             (17)              (11)             (15)              (10)
               --                --               --                --               --                --
               --                --               --                --               --                --
               --                --               --                --               --                --
               --                --               --                --               --                --
               --                --               --                --               --                --
    -------------     -------------    -------------     -------------    -------------     -------------
              (81)              (40)             (77)              (33)             (67)              (28)
    -------------     -------------    -------------     -------------    -------------     -------------

            6,986             4,543            3,308             4,456            3,124             4,699
    -------------     -------------    -------------     -------------    -------------     -------------

            7,437             4,587            3,808             4,502            3,687             4,759

            4,587                --            4,502                --            4,759                --
    -------------     -------------    -------------     -------------    -------------     -------------

    $      12,024     $       4,587    $       8,310     $       4,502    $       8,446     $       4,759
    =============     =============    =============     =============    =============     =============

    $          (3)    $          --    $          (2)    $          --    $          (1)    $          --

  See accompanying notes which are an integral part of the financial statements.
                                          Statement of Changes in Net Assets  39

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $               $
                                           NET ASSET VALUE,           NET            NET REALIZED    TOTAL INCOME
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)(B)    GAIN (LOSS)      OPERATIONS
-----------------------------------------------------------------------------------------------------------------
EQUITY AGGRESSIVE STRATEGY FUND
Class A
April 30, 2006*                                  10.63                .09                 1.57           1.66
October 31, 2005                                  9.42                .10                 1.22           1.32
October 31, 2004                                  8.50                .06                  .95           1.01
October 31, 2003 (2)                              6.38                .02                 2.13           2.15
-----------------------------------------------------------------------------------------------------------------
Class C
April 30, 2006*                                  10.20                .04                 1.51           1.55
October 31, 2005                                  9.07                .03                 1.17           1.20
October 31, 2004                                  8.23                .01                  .89            .90
October 31, 2003                                  6.60               (.01)                1.65           1.64
October 31, 2002                                  7.70               (.02)                (.93)          (.95)
October 31, 2001                                 10.24               (.04)               (2.30)         (2.34)
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  10.46                .10                 1.54           1.64
October 31, 2005                                  9.27                .11                 1.19           1.30
October 31, 2004                                  8.37                .08                  .91            .99
October 31, 2003                                  6.69                .04                 1.68           1.72
October 31, 2002                                  7.76                .03                 (.93)          (.90)
October 31, 2001                                 10.28                .03                (2.32)         (2.29)
-----------------------------------------------------------------------------------------------------------------
Class R2
April 30, 2006 (8)                               11.60                .01                  .33            .34
-----------------------------------------------------------------------------------------------------------------
Class R3 (9)
April 30, 2006*                                  10.46                .08                 1.53           1.61
October 31, 2005                                  9.27                .09                 1.19           1.28
October 31, 2004                                  8.38                .06                  .91            .97
October 31, 2003                                  6.70                .02                 1.69           1.71
October 31, 2002                                  7.79                .01                 (.94)          (.93)
October 31, 2001                                 10.33                 --(e)             (2.32)         (2.32)
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  10.59                .11                 1.56           1.67
October 31, 2005                                  9.37                .15                 1.20           1.35
October 31, 2004                                  8.45                .11                  .91           1.02
October 31, 2003                                  6.75                .07                 1.69           1.76
October 31, 2002                                  7.83                .06                 (.96)          (.90)
October 31, 2001                                 10.34                .05                (2.33)         (2.28)
-----------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS         $
                                              FROM NET          FROM NET          TOTAL
                                          INVESTMENT INCOME   REALIZED GAIN   DISTRIBUTIONS
----------------------------------------
EQUITY AGGRESSIVE STRATEGY FUND
Class A
April 30, 2006*                                 (.10)             (.08)           (.18)
October 31, 2005                                (.11)               --            (.11)
October 31, 2004                                (.09)               --            (.09)
October 31, 2003 (2)                            (.03)               --            (.03)
----------------------------------------
Class C
April 30, 2006*                                 (.06)             (.08)           (.14)
October 31, 2005                                (.07)               --            (.07)
October 31, 2004                                (.06)               --            (.06)
October 31, 2003                                (.01)               --            (.01)
October 31, 2002                                (.01)             (.14)           (.15)
October 31, 2001                                (.12)             (.08)           (.20)
----------------------------------------
Class E
April 30, 2006*                                 (.10)             (.08)           (.18)
October 31, 2005                                (.11)               --            (.11)
October 31, 2004                                (.09)               --            (.09)
October 31, 2003                                (.04)               --            (.04)
October 31, 2002                                (.03)             (.14)           (.17)
October 31, 2001                                (.15)             (.08)           (.23)
----------------------------------------
Class R2
April 30, 2006 (8)                              (.03)               --            (.03)
----------------------------------------
Class R3 (9)
April 30, 2006*                                 (.08)             (.08)           (.16)
October 31, 2005                                (.09)               --            (.09)
October 31, 2004                                (.08)               --            (.08)
October 31, 2003                                (.03)               --            (.03)
October 31, 2002                                (.02)             (.14)           (.16)
October 31, 2001                                (.14)             (.08)           (.22)
----------------------------------------
Class S
April 30, 2006*                                 (.11)             (.08)           (.19)
October 31, 2005                                (.13)               --            (.13)
October 31, 2004                                (.10)               --            (.10)
October 31, 2003                                (.06)               --            (.06)
October 31, 2002                                (.04)             (.14)           (.18)
October 31, 2001                                (.15)             (.08)           (.23)
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 40  Financial Highlights

                                                                     %
           $                                     $           RATIO OF EXPENSES
    NET ASSET VALUE,          %             NET ASSETS,         TO AVERAGE
         END OF             TOTAL          END OF PERIOD        NET ASSETS,
         PERIOD          RETURN(C)(F)          (000)             NET(D)(H)
------------------------------------------------------------------------------
         12.11               15.71            162,879               .25
         10.63               14.09             94,182               .25
          9.42               11.92             43,148               .25
          8.50               33.75              7,399               .25
------------------------------------------------------------------------------
         11.61               15.28            382,359              1.00
         10.20               13.29            284,152              1.00
          9.07               10.94            192,211              1.00
          8.23               24.91             99,808              1.00
          6.60              (12.73)            45,267              1.00
          7.70              (23.24)            40,982              1.00
------------------------------------------------------------------------------
         11.92               15.77            221,089               .25
         10.46               14.08            192,258               .25
          9.27               11.83            152,589               .25
          8.37               25.89            155,984               .25
          6.69              (12.05)           111,765               .25
          7.76              (22.72)           156,698               .25
------------------------------------------------------------------------------
         11.91                2.94             17,139               .25
------------------------------------------------------------------------------
         11.91               15.53            381,826               .50
         10.46               13.88            308,388               .50
          9.27               11.59            225,187               .50
          8.38               25.60            128,624               .50
          6.70              (12.34)            36,092               .50
          7.79              (22.91)            12,208               .50
------------------------------------------------------------------------------
         12.07               15.90            187,868                --
         10.59               14.47            133,943                --
          9.37               12.09            111,266                --
          8.45               26.26             89,455                --
          6.75              (11.95)            58,236                --
          7.83              (22.43)            46,029                --
------------------------------------------------------------------------------

             %                   %
     RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         TO AVERAGE          PORTFOLIO
        GROSS(D)(G)      NET ASSETS(C)(H)    TURNOVER RATE(C)
---
            .68                 .80                2.82
            .66                 .95                3.44
            .65                 .69               12.46
           1.19                 .30               17.81
---
           1.42                 .34                2.82
           1.41                 .31                3.44
           1.40                 .13               12.46
           1.43                (.19)              17.81
           1.42                (.32)              29.86
           1.39                (.45)              47.86
---
            .67                 .86                2.82
            .66                1.13                3.44
            .65                 .89               12.46
            .68                 .59               17.81
            .67                 .44               29.86
            .64                 .30               47.86
---
            .72                 .12                2.82
---
            .92                 .69                2.82
            .91                 .85                3.44
            .90                 .64               12.46
            .93                 .24               17.81
            .92                 .20               29.86
            .89                 .05               47.86
---
            .42                 .94                2.82
            .41                1.42                3.44
            .40                1.21               12.46
            .43                 .90               17.81
            .42                 .72               29.86
            .39                 .59               47.86
---

  See accompanying notes which are an integral part of the financial statements.
                                                        Financial Highlights  41

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS, CONTINUED -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $               $
                                           NET ASSET VALUE,           NET            NET REALIZED    TOTAL INCOME
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)(B)    GAIN (LOSS)      OPERATIONS
-----------------------------------------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND
Class A
April 30, 2006*                                  10.90                .12                 1.24           1.36
October 31, 2005                                  9.95                .15                  .98           1.13
October 31, 2004                                  9.12                .11                  .87            .98
October 31, 2003 (4)                              7.20                .04                 1.94           1.98
-----------------------------------------------------------------------------------------------------------------
Class C
April 30, 2006*                                  10.84                .07                 1.23           1.30
October 31, 2005                                  9.89                .09                  .96           1.05
October 31, 2004                                  9.09                .06                  .84            .90
October 31, 2003                                  7.49                .02                 1.61           1.63
October 31, 2002                                  8.46                .04                 (.79)          (.75)
October 31, 2001                                 10.35                .05                (1.80)         (1.75)
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  10.91                .12                 1.24           1.36
October 31, 2005                                  9.96                .17                  .96           1.13
October 31, 2004                                  9.13                .15                  .82            .97
October 31, 2003                                  7.51                .08                 1.63           1.71
October 31, 2002                                  8.49                .11                 (.81)          (.70)
October 31, 2001                                 10.38                .12                (1.80)         (1.68)
-----------------------------------------------------------------------------------------------------------------
Class R2
April 30, 2006 (8)                               11.86                .02                  .26            .28
-----------------------------------------------------------------------------------------------------------------
Class R3 (9)
April 30, 2006*                                  10.93                .11                 1.24           1.35
October 31, 2005                                  9.97                .14                  .97           1.11
October 31, 2004                                  9.15                .11                  .84            .95
October 31, 2003                                  7.54                .05                 1.63           1.68
October 31, 2002                                  8.52                .08                 (.79)          (.71)
October 31, 2001                                 10.41                .10                (1.81)         (1.71)
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  10.97                .14                 1.24           1.38
October 31, 2005                                 10.00                .20                  .98           1.18
October 31, 2004                                  9.16                .16                  .84           1.00
October 31, 2003                                  7.54                .10                 1.63           1.73
October 31, 2002                                  8.52                .13                 (.81)          (.68)
October 31, 2001                                 10.41                .14                (1.80)         (1.66)
-----------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS         $
                                              FROM NET          FROM NET          TOTAL
                                          INVESTMENT INCOME   REALIZED GAIN   DISTRIBUTIONS
----------------------------------------
AGGRESSIVE STRATEGY FUND
Class A
April 30, 2006*                                 (.12)             (.06)           (.18)
October 31, 2005                                (.18)               --            (.18)
October 31, 2004                                (.15)               --            (.15)
October 31, 2003 (4)                            (.06)               --            (.06)
----------------------------------------
Class C
April 30, 2006*                                 (.08)             (.06)           (.14)
October 31, 2005                                (.10)               --            (.10)
October 31, 2004                                (.10)               --            (.10)
October 31, 2003                                (.03)               --            (.03)
October 31, 2002                                (.05)             (.17)           (.22)
October 31, 2001                                (.10)             (.04)           (.14)
----------------------------------------
Class E
April 30, 2006*                                 (.12)             (.06)           (.18)
October 31, 2005                                (.18)               --            (.18)
October 31, 2004                                (.14)               --            (.14)
October 31, 2003                                (.09)               --            (.09)
October 31, 2002                                (.11)             (.17)           (.28)
October 31, 2001                                (.17)             (.04)           (.21)
----------------------------------------
Class R2
April 30, 2006 (8)                              (.05)               --            (.05)
----------------------------------------
Class R3 (9)
April 30, 2006*                                 (.11)             (.06)           (.17)
October 31, 2005                                (.15)               --            (.15)
October 31, 2004                                (.13)               --            (.13)
October 31, 2003                                (.07)               --            (.07)
October 31, 2002                                (.10)             (.17)           (.27)
October 31, 2001                                (.14)             (.04)           (.18)
----------------------------------------
Class S
April 30, 2006*                                 (.14)             (.06)           (.20)
October 31, 2005                                (.21)               --            (.21)
October 31, 2004                                (.16)               --            (.16)
October 31, 2003                                (.11)               --            (.11)
October 31, 2002                                (.13)             (.17)           (.30)
October 31, 2001                                (.19)             (.04)           (.23)
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 42  Financial Highlights

                                                                     %
           $                                     $           RATIO OF EXPENSES
    NET ASSET VALUE,          %             NET ASSETS,         TO AVERAGE
         END OF             TOTAL          END OF PERIOD        NET ASSETS,
         PERIOD          RETURN(C)(F)          (000)             NET(D)(H)
------------------------------------------------------------------------------
         12.08               12.61            533,892               .25
         10.90               11.44            365,024               .25
          9.95               10.76            154,884               .25
          9.12               27.35             27,700               .25
------------------------------------------------------------------------------
         12.00               12.10            751,022              1.00
         10.84               10.70            572,129              1.00
          9.89                9.90            381,245              1.00
          9.09               21.89            219,946              1.00
          7.49               (9.20)           102,324              1.00
          8.46              (17.06)            80,514              1.00
------------------------------------------------------------------------------
         12.09               12.59            461,776               .25
         10.91               11.40            394,842               .25
          9.96               10.72            307,304               .25
          9.13               22.90            233,112               .25
          7.51               (8.64)           152,805               .25
          8.49              (16.40)           177,992               .25
------------------------------------------------------------------------------
         12.09                2.37              9,404               .25
------------------------------------------------------------------------------
         12.11               12.43            747,474               .50
         10.93               11.22            616,939               .50
          9.97               10.41            452,502               .50
          9.15               22.44            232,636               .50
          7.54               (8.78)            58,031               .50
          8.52              (16.58)            15,307               .50
------------------------------------------------------------------------------
         12.15               12.66            380,487                --
         10.97               11.83            308,795                --
         10.00               10.99            247,011                --
          9.16               23.10            159,869                --
          7.54               (8.37)           108,267                --
          8.52              (16.15)            86,466                --
------------------------------------------------------------------------------

             %                   %
     RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         TO AVERAGE          PORTFOLIO
        GROSS(D)(G)      NET ASSETS(C)(H)    TURNOVER RATE(C)
---
            .67                1.01                2.00
            .64                1.43                 .72
            .63                1.11                2.22
            .74                 .51               15.15
---
           1.42                 .65                2.00
           1.39                 .82                 .72
           1.38                 .67                2.22
           1.41                 .24               15.15
           1.39                 .51               11.73
           1.38                 .53               13.12
---
            .67                1.07                2.00
            .64                1.63                 .72
            .63                1.54                2.22
            .66                1.02               15.15
            .64                1.29               11.73
            .63                1.30               13.12
---
            .71                 .19                2.00
---
            .92                 .93                2.00
            .89                1.35                 .72
            .88                1.14                2.22
            .91                 .66               15.15
            .89                 .92               11.73
            .88                1.02               13.12
---
            .42                1.19                2.00
            .39                1.88                 .72
            .38                1.70                2.22
            .41                1.30               15.15
            .39                1.51               11.73
            .38                1.50               13.12
---

  See accompanying notes which are an integral part of the financial statements.
                                                        Financial Highlights  43

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS, CONTINUED -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $               $
                                           NET ASSET VALUE,           NET            NET REALIZED    TOTAL INCOME
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)(B)    GAIN (LOSS)      OPERATIONS
-----------------------------------------------------------------------------------------------------------------
BALANCED STRATEGY FUND
Class A
April 30, 2006*                                  10.99                .15                  .90           1.05
October 31, 2005                                 10.33                .20                  .71            .91
October 31, 2004                                  9.64                .16                  .74            .90
October 31, 2003 (2)                              8.20                .06                 1.47           1.53
-----------------------------------------------------------------------------------------------------------------
Class C
April 30, 2006*                                  10.93                .10                  .91           1.01
October 31, 2005                                 10.29                .13                  .69            .82
October 31, 2004                                  9.61                .12                  .72            .84
October 31, 2003                                  8.33                .09                 1.31           1.40
October 31, 2002                                  9.04                .12                 (.59)          (.47)
October 31, 2001                                 10.20                .16                (1.09)          (.93)
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  11.00                .15                  .91           1.06
October 31, 2005                                 10.35                .22                  .68            .90
October 31, 2004                                  9.65                .22                  .69            .91
October 31, 2003                                  8.35                .17                 1.31           1.48
October 31, 2002                                  9.06                .19                 (.60)          (.41)
October 31, 2001                                 10.22                .24                (1.11)          (.87)
-----------------------------------------------------------------------------------------------------------------
Class R2
April 30, 2006 (10)                              11.76                .02                  .13            .15
-----------------------------------------------------------------------------------------------------------------
Class R3 (9)
April 30, 2006*                                  11.01                .14                  .90           1.04
October 31, 2005                                 10.35                .19                  .70            .89
October 31, 2004                                  9.66                .17                  .71            .88
October 31, 2003                                  8.36                .12                 1.34           1.46
October 31, 2002                                  9.08                .16                 (.59)          (.43)
October 31, 2001                                 10.25                .21                (1.10)          (.89)
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  11.05                .17                  .90           1.07
October 31, 2005                                 10.39                .25                  .69            .94
October 31, 2004                                  9.68                .23                  .71            .94
October 31, 2003                                  8.38                .19                 1.31           1.50
October 31, 2002                                  9.09                .22                 (.60)          (.38)
October 31, 2001                                 10.25                .28                (1.12)          (.84)
-----------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS         $
                                              FROM NET          FROM NET          TOTAL
                                          INVESTMENT INCOME   REALIZED GAIN   DISTRIBUTIONS
----------------------------------------
BALANCED STRATEGY FUND
Class A
April 30, 2006*                                 (.15)             (.07)           (.22)
October 31, 2005                                (.22)             (.03)           (.25)
October 31, 2004                                (.21)               --            (.21)
October 31, 2003 (2)                            (.09)               --            (.09)
----------------------------------------
Class C
April 30, 2006*                                 (.11)             (.07)           (.18)
October 31, 2005                                (.15)             (.03)           (.18)
October 31, 2004                                (.16)               --            (.16)
October 31, 2003                                (.12)               --            (.12)
October 31, 2002                                (.13)             (.11)           (.24)
October 31, 2001                                (.20)             (.03)           (.23)
----------------------------------------
Class E
April 30, 2006*                                 (.15)             (.07)           (.22)
October 31, 2005                                (.22)             (.03)           (.25)
October 31, 2004                                (.21)               --            (.21)
October 31, 2003                                (.18)               --            (.18)
October 31, 2002                                (.19)             (.11)           (.30)
October 31, 2001                                (.26)             (.03)           (.29)
----------------------------------------
Class R2
April 30, 2006 (10)                             (.07)               --            (.07)
----------------------------------------
Class R3 (9)
April 30, 2006*                                 (.14)             (.07)           (.21)
October 31, 2005                                (.20)             (.03)           (.23)
October 31, 2004                                (.19)               --            (.19)
October 31, 2003                                (.16)               --            (.16)
October 31, 2002                                (.18)             (.11)           (.29)
October 31, 2001                                (.25)             (.03)           (.28)
----------------------------------------
Class S
April 30, 2006*                                 (.16)             (.07)           (.23)
October 31, 2005                                (.25)             (.03)           (.28)
October 31, 2004                                (.23)               --            (.23)
October 31, 2003                                (.20)               --            (.20)
October 31, 2002                                (.22)             (.11)           (.33)
October 31, 2001                                (.29)             (.03)           (.32)
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 44  Financial Highlights

                                                                     %
           $                                     $           RATIO OF EXPENSES
    NET ASSET VALUE,          %             NET ASSETS,         TO AVERAGE
         END OF             TOTAL          END OF PERIOD        NET ASSETS,
         PERIOD          RETURN(C)(F)          (000)             NET(D)(H)
------------------------------------------------------------------------------
         11.82               9.65              821,920              .25
         10.99               8.91              593,609              .25
         10.33               9.49              281,685              .25
          9.64              18.80               60,696              .25
------------------------------------------------------------------------------
         11.76               9.31            1,193,582             1.00
         10.93               7.96              964,203             1.00
         10.29               8.82              653,463             1.00
          9.61              17.02              396,344             1.00
          8.33              (5.42)             186,825             1.00
          9.04              (9.25)             136,748             1.00
------------------------------------------------------------------------------
         11.84               9.72              561,266              .25
         11.00               8.77              506,587              .25
         10.35               9.54              416,942              .25
          9.65              18.00              414,051              .25
          8.35              (4.73)             269,458              .25
          9.06              (8.59)             288,164              .25
------------------------------------------------------------------------------
         11.84               1.28                7,819              .25
------------------------------------------------------------------------------
         11.84               9.49            1,024,167              .50
         11.01               8.61              892,607              .50
         10.35               9.25              676,342              .50
          9.66              17.76              396,545              .50
          8.36              (5.01)             121,077              .50
          9.08              (8.83)              38,381              .50
------------------------------------------------------------------------------
         11.89               9.81              626,437               --
         11.05               9.10              518,148               --
         10.39               9.82              426,147               --
          9.68              18.22              278,123               --
          8.38              (4.47)             155,977               --
          9.09              (8.35)              96,801               --
------------------------------------------------------------------------------

             %                   %
     RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         TO AVERAGE          PORTFOLIO
        GROSS(D)(G)      NET ASSETS(C)(H)    TURNOVER RATE(C)
---
            .67                1.27                1.82
            .62                1.88                 .55
            .59                1.63                6.42
            .66                 .74               18.55
---
           1.42                 .90                1.82
           1.37                1.22                 .55
           1.34                1.23                6.42
           1.36                1.05               18.55
           1.34                1.38               12.18
           1.34                1.71               33.42
---
            .67                1.31                1.82
            .62                2.03                 .55
            .59                2.25                6.42
            .61                1.88               18.55
            .59                2.17               12.18
            .59                2.51               33.42
---
            .71                 .20                1.82
---
            .92                1.18                1.82
            .87                1.75                 .55
            .84                1.70                6.42
            .86                1.38               18.55
            .84                1.75               12.18
            .84                2.25               33.42
---
            .42                1.43                1.82
            .37                2.28                 .55
            .34                2.23                6.42
            .36                2.12               18.55
            .34                2.40               12.18
            .34                2.64               33.42
---

  See accompanying notes which are an integral part of the financial statements.
                                                        Financial Highlights  45

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS, CONTINUED -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $               $
                                           NET ASSET VALUE,           NET            NET REALIZED    TOTAL INCOME
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)(B)    GAIN (LOSS)      OPERATIONS
-----------------------------------------------------------------------------------------------------------------
MODERATE STRATEGY FUND
Class A
April 30, 2006*                                  10.81                .15                 .54             .69
October 31, 2005                                 10.50                .22                 .35             .57
October 31, 2004                                 10.03                .17                 .51             .68
October 31, 2003 (3)                              9.02                .07                1.06            1.13
-----------------------------------------------------------------------------------------------------------------
Class C
April 30, 2006*                                  10.77                .11                 .53             .64
October 31, 2005                                 10.45                .14                 .36             .50
October 31, 2004                                 10.01                .05                 .55             .60
October 31, 2003                                  9.15                .12                 .91            1.03
October 31, 2002                                  9.59                .19                (.38)           (.19)
October 31, 2001                                 10.20                .29                (.58)           (.29)
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  10.82                .15                 .53             .68
October 31, 2005                                 10.50                .22                 .36             .58
October 31, 2004                                 10.03                .19                 .49             .68
October 31, 2003                                  9.16                .21                 .89            1.10
October 31, 2002                                  9.59                .27                (.38)           (.11)
October 31, 2001                                 10.20                .36                (.58)           (.22)
-----------------------------------------------------------------------------------------------------------------
Class R2
April 30, 2006 (8)                               11.25                .09                 .01             .10
-----------------------------------------------------------------------------------------------------------------
Class R3 (9)
April 30, 2006*                                  10.84                .14                 .54             .68
October 31, 2005                                 10.52                .20                 .35             .55
October 31, 2004                                 10.06                .16                 .49             .65
October 31, 2003                                  9.19                .16                 .92            1.08
October 31, 2002                                  9.64                .23                (.38)           (.15)
October 31, 2001                                 10.24                .33                (.56)           (.23)
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  10.84                .17                 .53             .70
October 31, 2005                                 10.52                .25                 .35             .60
October 31, 2004                                 10.05                .21                 .49             .70
October 31, 2003                                  9.17                .23                 .90            1.13
October 31, 2002                                  9.61                .28                (.38)           (.10)
October 31, 2001                                 10.21                .39                (.58)           (.19)
-----------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS         $
                                              FROM NET          FROM NET          TOTAL
                                          INVESTMENT INCOME   REALIZED GAIN   DISTRIBUTIONS
----------------------------------------
MODERATE STRATEGY FUND
Class A
April 30, 2006*                                 (.16)             (.07)           (.23)
October 31, 2005                                (.23)             (.03)           (.26)
October 31, 2004                                (.19)             (.02)           (.21)
October 31, 2003 (3)                            (.12)               --            (.12)
----------------------------------------
Class C
April 30, 2006*                                 (.12)             (.07)           (.19)
October 31, 2005                                (.15)             (.03)           (.18)
October 31, 2004                                (.14)             (.02)           (.16)
October 31, 2003                                (.17)               --            (.17)
October 31, 2002                                (.20)             (.05)           (.25)
October 31, 2001                                (.30)             (.02)           (.32)
----------------------------------------
Class E
April 30, 2006*                                 (.16)             (.07)           (.23)
October 31, 2005                                (.23)             (.03)           (.26)
October 31, 2004                                (.19)             (.02)           (.21)
October 31, 2003                                (.23)               --            (.23)
October 31, 2002                                (.27)             (.05)           (.32)
October 31, 2001                                (.37)             (.02)           (.39)
----------------------------------------
Class R2
April 30, 2006 (8)                              (.09)               --            (.09)
----------------------------------------
Class R3 (9)
April 30, 2006*                                 (.15)             (.07)           (.22)
October 31, 2005                                (.20)             (.03)           (.23)
October 31, 2004                                (.17)             (.02)           (.19)
October 31, 2003                                (.21)               --            (.21)
October 31, 2002                                (.25)             (.05)           (.30)
October 31, 2001                                (.35)             (.02)           (.37)
----------------------------------------
Class S
April 30, 2006*                                 (.17)             (.07)           (.24)
October 31, 2005                                (.25)             (.03)           (.28)
October 31, 2004                                (.21)             (.02)           (.23)
October 31, 2003                                (.25)               --            (.25)
October 31, 2002                                (.29)             (.05)           (.34)
October 31, 2001                                (.39)             (.02)           (.41)
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 46  Financial Highlights

                                                                     %
           $                                     $           RATIO OF EXPENSES
    NET ASSET VALUE,          %             NET ASSETS,         TO AVERAGE
         END OF             TOTAL          END OF PERIOD        NET ASSETS,
         PERIOD          RETURN(C)(F)          (000)             NET(D)(H)
------------------------------------------------------------------------------
         11.27               6.44             148,481               .25
         10.81               5.44             121,343               .25
         10.50               6.87              55,049               .25
         10.03              12.56              18,820               .25
------------------------------------------------------------------------------
         11.22               5.98             203,338              1.00
         10.77               4.78             183,445              1.00
         10.45               6.00             146,515              1.00
         10.01              11.36              96,231              1.00
          9.15              (2.00)             39,694              1.00
          9.59              (2.87)             20,859              1.00
------------------------------------------------------------------------------
         11.27               6.33             171,422               .25
         10.82               5.52             164,151               .25
         10.50               6.85             132,822               .25
         10.03              12.19              99,926               .25
          9.16              (1.22)             66,462               .25
          9.59              (2.19)             57,885               .25
------------------------------------------------------------------------------
         11.26               0.89               1,318               .25
------------------------------------------------------------------------------
         11.30               6.28             338,743               .50
         10.84               5.25             309,824               .50
         10.52               6.55             254,060               .50
         10.06              11.94             154,267               .50
          9.19              (1.58)             38,170               .50
          9.64              (2.33)              5,545               .50
------------------------------------------------------------------------------
         11.30               6.55             120,005                --
         10.84               5.76             113,097                --
         10.52               7.03             106,031                --
         10.05              12.55              73,980                --
          9.17              (1.08)             45,579                --
          9.61              (1.87)             24,078                --
------------------------------------------------------------------------------

             %                   %
     RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         TO AVERAGE          PORTFOLIO
        GROSS(D)(G)      NET ASSETS(C)(H)    TURNOVER RATE(C)
---
            .63                1.39                4.46
            .61                2.03                4.54
            .63                1.71                3.99
            .77                 .84               11.08
---
           1.38                1.02                4.46
           1.36                1.31                4.54
           1.37                 .48                3.99
           1.42                1.29               11.08
           1.46                2.05               15.16
           1.54                2.95               42.49
---
            .63                1.40                4.46
            .61                2.07                4.54
            .62                1.85                3.99
            .67                2.22               11.08
            .71                2.84               15.16
            .79                3.60               42.49
---
            .66                 .82                4.46
---
            .88                1.27                4.46
            .86                1.81                4.54
            .87                1.55                3.99
            .92                1.62               11.08
            .96                2.51               15.16
           1.04                3.39               42.49
---
            .38                1.52                4.46
            .36                2.33                4.54
            .37                2.04                3.99
            .42                2.44               11.08
            .46                2.97               15.16
            .54                3.97               42.49
---

  See accompanying notes which are an integral part of the financial statements.
                                                        Financial Highlights  47

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS, CONTINUED -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $               $
                                           NET ASSET VALUE,           NET            NET REALIZED    TOTAL INCOME
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)(B)    GAIN (LOSS)      OPERATIONS
-----------------------------------------------------------------------------------------------------------------
CONSERVATIVE STRATEGY FUND
Class A
April 30, 2006*                                  10.66                .17                 .18             .35
October 31, 2005                                 10.65                .24                 .05             .29
October 31, 2004                                 10.42                .20                 .28             .48
October 31, 2003 (1)                              9.94                .09                 .50             .59
-----------------------------------------------------------------------------------------------------------------
Class C
April 30, 2006*                                  10.62                .12                 .19             .31
October 31, 2005                                 10.61                .16                 .05             .21
October 31, 2004                                 10.38                .12                 .28             .40
October 31, 2003                                  9.90                .12                 .52             .64
October 31, 2002                                 10.10                .28                (.18)            .10
October 31, 2001                                 10.17                .42                (.07)            .35
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  10.68                .14                 .21             .35
October 31, 2005                                 10.66                .24                 .06             .30
October 31, 2004                                 10.43                .20                 .27             .47
October 31, 2003                                  9.94                .20                 .52             .72
October 31, 2002                                 10.13                .36                (.18)            .18
October 31, 2001                                 10.19                .49                (.07)            .42
-----------------------------------------------------------------------------------------------------------------
Class R2
April 30, 2006 (8)                               10.86                .12                (.09)            .03
-----------------------------------------------------------------------------------------------------------------
Class R3 (9)
April 30, 2006*                                  10.71                .15                 .19             .34
October 31, 2005                                 10.69                .21                 .06             .27
October 31, 2004                                 10.47                .18                 .26             .44
October 31, 2003                                  9.97                .16                 .55             .71
October 31, 2002                                 10.17                .33                (.18)            .15
October 31, 2001                                 10.21                .44                (.03)            .41
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  10.72                .18                 .18             .36
October 31, 2005                                 10.70                .27                 .05             .32
October 31, 2004                                 10.47                .23                 .27             .50
October 31, 2003                                  9.97                .23                 .52             .75
October 31, 2002                                 10.16                .38                (.18)            .20
October 31, 2001                                 10.21                .55                (.10)            .45
-----------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS         $
                                              FROM NET          FROM NET          TOTAL
                                          INVESTMENT INCOME   REALIZED GAIN   DISTRIBUTIONS
----------------------------------------
CONSERVATIVE STRATEGY FUND
Class A
April 30, 2006*                                 (.17)             (.07)           (.24)
October 31, 2005                                (.24)             (.04)           (.28)
October 31, 2004                                (.21)             (.04)           (.25)
October 31, 2003 (1)                            (.11)               --            (.11)
----------------------------------------
Class C
April 30, 2006*                                 (.13)             (.07)           (.20)
October 31, 2005                                (.16)             (.04)           (.20)
October 31, 2004                                (.13)             (.04)           (.17)
October 31, 2003                                (.16)               --            (.16)
October 31, 2002                                (.29)             (.01)           (.30)
October 31, 2001                                (.42)               --            (.42)
----------------------------------------
Class E
April 30, 2006*                                 (.17)             (.07)           (.24)
October 31, 2005                                (.24)             (.04)           (.28)
October 31, 2004                                (.20)             (.04)           (.25)
October 31, 2003                                (.23)               --            (.23)
October 31, 2002                                (.36)             (.01)           (.37)
October 31, 2001                                (.48)               --            (.48)
----------------------------------------
Class R2
April 30, 2006 (8)                              (.12)               --            (.12)
----------------------------------------
Class R3 (9)
April 30, 2006*                                 (.16)             (.07)           (.23)
October 31, 2005                                (.21)             (.04)           (.25)
October 31, 2004                                (.18)             (.04)           (.22)
October 31, 2003                                (.21)               --            (.21)
October 31, 2002                                (.34)             (.01)           (.35)
October 31, 2001                                (.45)               --            (.45)
----------------------------------------
Class S
April 30, 2006*                                 (.19)             (.07)           (.26)
October 31, 2005                                (.26)             (.04)           (.30)
October 31, 2004                                (.23)             (.04)           (.27)
October 31, 2003                                (.25)               --            (.25)
October 31, 2002                                (.38)             (.01)           (.39)
October 31, 2001                                (.50)               --            (.50)
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 48  Financial Highlights

                                                                     %
           $                                     $           RATIO OF EXPENSES
    NET ASSET VALUE,          %             NET ASSETS,         TO AVERAGE
         END OF             TOTAL          END OF PERIOD        NET ASSETS,
         PERIOD          RETURN(C)(F)          (000)             NET(D)(H)
------------------------------------------------------------------------------
         10.77               3.34              42,314               .25
         10.66               2.74              40,225               .25
         10.65               4.62              20,709               .25
         10.42               6.01               5,526               .25
------------------------------------------------------------------------------
         10.73               2.95              81,781              1.00
         10.62               1.99              88,226              1.00
         10.61               3.87              75,976              1.00
         10.38               6.51              54,674              1.00
          9.90               1.01              24,739              1.00
         10.10               3.49               9,850              1.00
------------------------------------------------------------------------------
         10.79               3.27              74,859               .25
         10.68               2.81             183,219               .25
         10.66               4.57             187,993               .25
         10.43               7.33             199,230               .25
          9.94               1.79              35,385               .25
         10.13               4.21              24,070               .25
------------------------------------------------------------------------------
         10.77               0.27               1,313               .25
------------------------------------------------------------------------------
         10.82               3.19             171,784               .50
         10.71               2.55             163,499               .50
         10.69               4.23             146,230               .50
         10.47               7.17              92,430               .50
          9.97               1.52              25,145               .50
         10.17               4.11               3,066               .50
------------------------------------------------------------------------------
         10.82               3.35              43,595                --
         10.72               3.06              44,293                --
         10.70               4.82              42,949                --
         10.47               7.63              36,380                --
          9.97               2.02              24,953                --
         10.16               4.52              11,429                --
------------------------------------------------------------------------------

             %                   %
     RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         TO AVERAGE          PORTFOLIO
        GROSS(D)(G)      NET ASSETS(C)(H)    TURNOVER RATE(C)
---
            .64                1.55                7.26
            .62                2.26                9.45
            .66                1.89                6.18
            .97                 .97               30.98
---
           1.39                1.14                7.26
           1.37                1.47                9.45
           1.38                1.15                6.18
           1.43                1.21               30.98
           1.59                2.78               35.08
           1.98                4.20               54.86
---
            .64                1.37                7.26
            .62                2.20                9.45
            .63                1.95                6.18
            .68                1.86               30.98
            .84                3.54               35.08
           1.23                4.83               54.86
---
            .69                1.20                7.26
---
            .89                1.40                7.26
            .87                1.97                9.45
            .88                1.65                6.18
            .93                1.57               30.98
           1.09                3.33               35.08
           1.48                4.06               54.86
---
            .39                1.64                7.26
            .37                2.46                9.45
            .38                2.17                6.18
            .43                2.27               30.98
            .59                3.79               35.08
            .98                5.49               54.86
---

  See accompanying notes which are an integral part of the financial statements.
                                                        Financial Highlights  49

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS, CONTINUED -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $               $
                                           NET ASSET VALUE,           NET            NET REALIZED    TOTAL INCOME
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)(B)    GAIN (LOSS)      OPERATIONS
-----------------------------------------------------------------------------------------------------------------
2010 STRATEGY FUND
Class A
April 30, 2006*                                  10.06                .15                 .57             .72
October 31, 2005 (6)                             10.21                .04                (.11)           (.07)
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  10.07                .15                 .57             .72
October 31, 2005 (5)                             10.00                .12                 .07             .19
-----------------------------------------------------------------------------------------------------------------
Class R3 (9)
April 30, 2006*                                  10.07                .19                 .50             .69
October 31, 2005 (5)                             10.00                .10                 .08             .18
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  10.08                .17                 .55             .72
October 31, 2005 (5)                             10.00                .15                 .07             .22
-----------------------------------------------------------------------------------------------------------------
2020 STRATEGY FUND
Class A
April 30, 2006*                                  10.14                .16                 .71             .87
October 31, 2005 (6)                             10.29                .03                (.11)           (.08)
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  10.14                .14                 .73             .87
October 31, 2005 (5)                             10.00                .11                 .14             .25
-----------------------------------------------------------------------------------------------------------------
Class R3 (9)
April 30, 2006*                                  10.13                .22                 .64             .86
October 31, 2005 (5)                             10.00                .08                 .14             .22
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  10.14                .18                 .70             .88
October 31, 2005 (5)                             10.00                .13                 .14             .27
-----------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS         $
                                              FROM NET          FROM NET          TOTAL
                                          INVESTMENT INCOME   REALIZED GAIN   DISTRIBUTIONS
----------------------------------------
2010 STRATEGY FUND
Class A
April 30, 2006*                                 (.15)               --            (.15)
October 31, 2005 (6)                            (.08)               --            (.08)
----------------------------------------
Class E
April 30, 2006*                                 (.15)               --            (.15)
October 31, 2005 (5)                            (.12)               --            (.12)
----------------------------------------
Class R3 (9)
April 30, 2006*                                 (.13)               --            (.13)
October 31, 2005 (5)                            (.11)               --            (.11)
----------------------------------------
Class S
April 30, 2006*                                 (.16)               --            (.16)
October 31, 2005 (5)                            (.14)               --            (.14)
----------------------------------------
2020 STRATEGY FUND
Class A
April 30, 2006*                                 (.14)               --            (.14)
October 31, 2005 (6)                            (.07)               --            (.07)
----------------------------------------
Class E
April 30, 2006*                                 (.14)               --            (.14)
October 31, 2005 (5)                            (.11)               --            (.11)
----------------------------------------
Class R3 (9)
April 30, 2006*                                 (.13)               --            (.13)
October 31, 2005 (5)                            (.09)               --            (.09)
----------------------------------------
Class S
April 30, 2006*                                 (.15)               --            (.15)
October 31, 2005 (5)                            (.13)               --            (.13)
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 50  Financial Highlights

                                                                     %
           $                                     $           RATIO OF EXPENSES
    NET ASSET VALUE,          %              NET ASSETS         TO AVERAGE
         END OF             TOTAL          END OF PERIOD        NET ASSETS
         PERIOD          RETURN(C)(F)          (000)             NET(D)(H)
------------------------------------------------------------------------------
         10.63               7.16              1,212                .25
         10.06              (1.01)               990                .25
------------------------------------------------------------------------------
         10.64               7.15              1,117                .25
         10.07               1.96              1,020                .25
------------------------------------------------------------------------------
         10.63               6.91              2,264                .50
         10.07               1.79              1,768                .50
------------------------------------------------------------------------------
         10.64               7.17              1,297                 --
         10.08               2.25              1,023                 --
------------------------------------------------------------------------------
         10.87               8.65              1,439                .25
         10.14              (1.02)               990                .25
------------------------------------------------------------------------------
         10.87               8.64              1,424                .25
         10.14               2.52              1,025                .25
------------------------------------------------------------------------------
         10.86               8.57              5,367                .50
         10.13               2.23              1,545                .50
------------------------------------------------------------------------------
         10.87               8.77              3,794                 --
         10.14               2.71              1,027                 --
------------------------------------------------------------------------------

             %                   %
     RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          TO AVERAGE          PORTFOLIO
        GROSS(D)(G)      NET ASSETS(C)(H)    TURNOVER RATE(C)
---
           3.52                1.36               25.97
           4.84                 .37                 .99
---
           2.49                1.37               25.97
           5.32                1.25                 .99
---
           2.67                1.18               25.97
           5.56                1.06                 .99
---
           2.19                1.47               25.97
           5.07                1.45                 .99
---
           3.13                1.27                5.27
           4.74                 .30                6.98
---
           2.17                1.29                5.27
           5.13                1.11                6.98
---
           2.10                1.01                5.27
           5.38                 .89                6.98
---
           1.74                1.26                5.27
           4.88                1.31                6.98
---

  See accompanying notes which are an integral part of the financial statements.
                                                        Financial Highlights  51

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS, CONTINUED -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $               $
                                           NET ASSET VALUE,           NET            NET REALIZED    TOTAL INCOME
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)(B)    GAIN (LOSS)      OPERATIONS
-----------------------------------------------------------------------------------------------------------------
2030 STRATEGY FUND
Class A
April 30, 2006*                                  10.19                .22                 .80            1.02
October 31, 2005 (6)                             10.33                .03                (.11)           (.08)
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  10.20                .14                 .87            1.01
October 31, 2005 (5)                             10.00                .10                 .19             .29
-----------------------------------------------------------------------------------------------------------------
Class R3 (9)
April 30, 2006*                                  10.19                .20                 .81            1.01
October 31, 2005 (5)                             10.00                .07                 .20             .27
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  10.20                .17                 .86            1.03
October 31, 2005 (5)                             10.00                .12                 .19             .31
-----------------------------------------------------------------------------------------------------------------
2040 STRATEGY FUND
Class A
April 30, 2006*                                  10.23                .16                 .99            1.15
October 31, 2005 (6)                             10.36                .02                (.12)           (.10)
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  10.24                .13                1.02            1.15
October 31, 2005 (5)                             10.00                .08                 .24             .32
-----------------------------------------------------------------------------------------------------------------
Class R2
April 30, 2006 (7)                               11.14                .02                 .13             .15
-----------------------------------------------------------------------------------------------------------------
Class R3 (9)
April 30, 2006*                                  10.24                .17                 .95            1.12
October 31, 2005 (5)                             10.00                .06                 .24             .30
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  10.24                .15                1.01            1.16
October 31, 2005 (5)                             10.00                .10                 .24             .34
-----------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS         $
                                              FROM NET          FROM NET          TOTAL
                                          INVESTMENT INCOME   REALIZED GAIN   DISTRIBUTIONS
----------------------------------------
2030 STRATEGY FUND
Class A
April 30, 2006*                                 (.13)               --            (.13)
October 31, 2005 (6)                            (.06)               --            (.06)
----------------------------------------
Class E
April 30, 2006*                                 (.13)               --            (.13)
October 31, 2005 (5)                            (.09)               --            (.09)
----------------------------------------
Class R3 (9)
April 30, 2006*                                 (.12)               --            (.12)
October 31, 2005 (5)                            (.08)               --            (.08)
----------------------------------------
Class S
April 30, 2006*                                 (.14)               --            (.14)
October 31, 2005 (5)                            (.11)               --            (.11)
----------------------------------------
2040 STRATEGY FUND
Class A
April 30, 2006*                                 (.13)               --            (.13)
October 31, 2005 (6)                            (.03)               --            (.03)
----------------------------------------
Class E
April 30, 2006*                                 (.13)               --            (.13)
October 31, 2005 (5)                            (.08)               --            (.08)
----------------------------------------
Class R2
April 30, 2006 (7)                              (.04)               --            (.04)
----------------------------------------
Class R3 (9)
April 30, 2006*                                 (.11)               --            (.11)
October 31, 2005 (5)                            (.06)               --            (.06)
----------------------------------------
Class S
April 30, 2006*                                 (.14)               --            (.14)
October 31, 2005 (5)                            (.10)               --            (.10)
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 52  Financial Highlights

                                                                     %
           $                                     $           RATIO OF EXPENSES
    NET ASSET VALUE,          %              NET ASSETS         TO AVERAGE
         END OF             TOTAL          END OF PERIOD        NET ASSETS
         PERIOD          RETURN(C)(F)          (000)             NET(D)(H)
------------------------------------------------------------------------------
         11.08              10.10              1,299                .25
         10.19              (1.01)               990                .25
------------------------------------------------------------------------------
         11.08               9.96              1,159                .25
         10.20               2.96              1,029                .25
------------------------------------------------------------------------------
         11.08               9.96              4,187                .50
         10.19               2.69              1,452                .50
------------------------------------------------------------------------------
         11.09              10.19              1,665                 --
         10.20               3.15              1,031                 --
------------------------------------------------------------------------------
         11.25              11.26              1,506                .25
         10.23               (.95)               991                .25
------------------------------------------------------------------------------
         11.26              11.24              1,237                .25
         10.24               3.20              1,032                .25
------------------------------------------------------------------------------
         11.25               1.35              1,013                .25
------------------------------------------------------------------------------
         11.25              11.00              3,273                .50
         10.24               3.03              1,701                .50
------------------------------------------------------------------------------
         11.26              11.37              1,417                 --
         10.24               3.39              1,035                 --
------------------------------------------------------------------------------

             %                   %
     RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          TO AVERAGE          PORTFOLIO
        GROSS(D)(G)      NET ASSETS(C)(H)    TURNOVER RATE(C)
---
           2.63                1.21               36.60
           4.86                 .25                1.11
---
           2.18                1.25               36.60
           5.37                 .95                1.11
---
           2.14                 .87               36.60
           5.62                 .75                1.11
---
           1.80                1.27               36.60
           5.12                1.16                1.11
---
           3.05                1.14               19.87
           4.81                 .21                2.39
---
           2.20                1.15               19.87
           5.26                 .78                2.39
---
           1.42                 .24               19.87
---
           2.28                 .85               19.87
           5.52                 .59                2.39
---
           1.91                1.26               19.87
           5.02                 .99                2.39
---

  See accompanying notes which are an integral part of the financial statements.
                                                        Financial Highlights  53

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
*     For the six months ended April 30, 2006 (Unaudited).
(1)   For the period March 3, 2003 (commencement of operations) to October 31,
      2003.
(2)   For the period March 4, 2003 (commencement of operations) to October 31,
      2003.
(3)   For the period March 5, 2003 (commencement of operations) to October 31,
      2003.
(4) For the period March 10, 2003 (commencement of operations) to October 31, 2003.
(5) For the period January 1, 2005 (commencement of operations) to October 31, 2005.
(6) For the period September 1, 2005 (commencement of operations) to October 31, 2005.
(7)   For the period March 17, 2006 (commencement of operations) to April 30,
      2006.
(8)   For the period March 29, 2006 (commencement of operations) to April 30,
      2006.
(9)   Class D Shares were redesignated Class R3 Shares on March 1, 2006.
(10)  For the period April 3, 2006 (commencement of operations) to April 30,
      2006.
(a)   Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(c)   Periods less than one year are not annualized.
(d)   The ratios for periods less than one year are annualized.
(e)   Less than $.01 per share for the period.
(f) Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
(g) The calculation includes only those expenses charged directly to the Funds, including those fees of the Funds pushed down to the Underlying Funds through June 30, 2005, as described in Note 4 to the financial statements.
(h) May reflect amounts waived and/or reimbursed by FRIMCo as the investment adviser and transfer agent. Expenses are shown net of those expenses pushed down to Underlying Funds through June 30, 2005, as described in
      Note 4 to the financial statements.

See accompanying notes which are an integral part of the financial statements.

 54  Notes to Financial Highlights

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company" or "FRIC") is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on nine of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   Effective March 1, 2006, Class D shares of the Funds were redesignated Class R3 shares.

   No Class R1 shares of the Funds were issued during the period.

   No Class R2 shares of the 2010 Strategy, 2020 Strategy and 2030 Strategy Funds were issued during the period.

   Effective July 1, 2006, the Aggressive Strategy Fund will change its name to the Growth Strategy Fund and the Equity Aggressive Strategy Fund will change its name to the Equity Growth Strategy Fund.

   On or about July 1, 2006, Frank Russell Investment Company expects to change its name to Russell Investment Company, and Frank Russell Investment Management Company expects to change its name to Russell Investment Management Company.

   Each of the Funds listed in the table below allocates its assets by investing in a combination of Class S shares of other of the Investment Company's Funds (the "Underlying Funds"). Frank Russell Investment Management Company ("FRIMCo"), the Funds' investment adviser, may modify the target asset allocation for any Fund and modify the selection of Underlying Funds for any Fund from time to time. From time to time, each Fund may adjust its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative to market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, each Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified below:

                                                                    ASSET ALLOCATION TARGETS
                                -------------------------------------------------------------------------------------------------
                                EQUITY AGGRESSIVE      AGGRESSIVE           BALANCED            MODERATE          CONSERVATIVE
 ASSET CLASS/UNDERLYING FUNDS     STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND
---------------------------------------------------------------------------------------------------------------------------------
   Equities
      US Equities
         Diversified Equity
           Fund                         29%                 23%                 16%                 11%                  7%
         Special Growth Fund             6                   5                   4                   3                  --
         Quantitative Equity
           Fund                         29                  23                  16                  11                   7
         Real Estate
           Securities Fund               7                   6                   5                   4                   3
      International Equities
         International
           Securities Fund              24                  19                  16                  11                   3
         Emerging Markets Fund           5                   4                   3                  --                  --
   Bonds
         Diversified Bond Fund          --                  --                  20                  27                  22
         Short Duration Bond
           Fund                         --                  --                  --                  33                  58
         Multistrategy Bond
           Fund                         --                  20                  20                  --                  --
                                       ---                 ---                 ---                 ---                 ---
                                       100                 100                 100                 100                 100

                                               Notes to Financial Statements  55

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Each of the Funds listed in the table below allocates its assets by investing in a combination of Class S of the Underlying Funds. The allocation of these Funds' assets to the Underlying Funds in which it invests will become more conservative over time. Currently, FRIMCo will manage each Fund according to its target asset allocation strategy and will not trade actively among Underlying Funds or attempt to capture short-term market opportunities. However, from time to time, FRIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which a Fund invests. Each Fund expects that the amounts it allocates to each Underlying Fund will generally vary only within 10% of the percentages specified in the Prospectus. The following table shows the target allocation to each Underlying Fund as of January 1, 2006:

                                                                          ASSET ALLOCATION TARGETS
                                                -----------------------------------------------------------------------------
                                                      2010                2020                2030                2040
         ASSET CLASS/UNDERLYING FUNDS             STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND
-----------------------------------------------------------------------------------------------------------------------------
   Equities
      US Equities
         Diversified Equity Fund                        12%                 14%                 17%                 20%
         Special Growth Fund                             3                   4                   4                   4
         Quantitative Equity Fund                       12                  14                  17                  20
         Real Estate Securities Fund                     4                   5                   5                   6
      International Equities
         International Securities Fund                  12                  14                  17                  18
         Emerging Markets Fund                           1                   2                   3                   3
   Bonds
         Diversified Bond Fund                          26                  23                  17                   9
         Short Duration Bond Fund                       26                  10                  --                  --
         Multistrategy Bond Fund                         4                  14                  20                  20
                                                       ---                 ---                 ---                 ---
                                                       100                 100                 100                 100

   Investment Objectives of the Underlying Funds:

   Diversified Equity Fund

   Seeks to provide long term capital growth.

   Special Growth Fund

   Seeks to provide long term capital growth.

   Quantitative Equity Fund

   Seeks to provide long term capital growth.

   Real Estate Securities Fund

   Seeks to provide current income and long term capital growth.

   International Securities Fund

   Seeks to provide long term capital growth.

   Emerging Markets Fund

   Seeks to provide long term capital growth.

   Diversified Bond Fund

   Seeks to provide current income and the preservation of capital.

 56  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Short Duration Bond Fund

   Seeks to provide current income and preservation of capital with a focus on short duration securities.

   Multistrategy Bond Fund

   Seeks to provide current income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

   Security Valuation

   The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

   The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.

   Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - Equity securities traded on a national securities foreign exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily

                                               Notes to Financial Statements  57

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Underlying Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund's net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

   Because foreign securities can trade on a non-business days, the net asset value of a Fund's portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

   Investment Income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Federal Income Taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income provision was required for the Funds.

   Dividends and Distributions to Shareholders

   Income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals, capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

 58  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Expenses

   Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Funds will vary.

   Class Allocation

   The Funds presented herein offer the following classes of shares: Class A, Class C, Class E, Class R1, Class R2, Class R3 and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the six months ended April 30, 2006, purchases and sales of the Underlying Funds were as follows:

         FUNDS               PURCHASES            SALES
-------------------------------------------------------------
Equity Aggressive
   Strategy               $    254,952,355   $     33,156,830
Aggressive Strategy            478,974,570         51,280,176
Balanced Strategy              615,837,277         70,204,373
Moderate Strategy              103,559,050         42,135,379
Conservative Strategy           35,902,506        143,806,408

-------------------------------------------------------------
         FUNDS               PURCHASES            SALES
2010 Strategy             $      2,239,075   $      1,378,128
2020 Strategy                    7,417,657            364,160
2030 Strategy                    5,806,795          2,411,172
2040 Strategy                    4,460,043          1,260,303

4. RELATED PARTIES

   Adviser and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager evaluation services to FRIMCo.

   The Funds are charged an advisory fee equal to 0.20% and an administrative fee equal to 0.05% of average daily net assets. For the six months ended April 30, 2006, the Adviser contractually agreed to waive the advisory fee for all Funds at least through February 28, 2007. The adviser does not have the ability to recover amounts waived from the six months ended April 30, 2006 or previous periods. The administrative fees were charged to the Underlying Funds or reimbursed by FRIMCo as discussed below.

   Direct operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. Until June 30, 2005, the foregoing direct operating expenses were borne either by the Underlying Funds in which a Fund invests pursuant to Special Servicing Agreements (described below) between each affected Fund, Underlying Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. Direct operating expenses also include expenses attributable to advisory fees (which are currently waived by FRIMCo), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by each Fund or its appropriate Classes of Shares.

                                               Notes to Financial Statements  59

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Special Servicing Agreement

   The special servicing agreements were entered into in February 1999 by the Adviser and were approved annually by the Funds' Board of Trustees. The special servicing agreements were between each Fund and the Underlying Funds in which the Fund invests. In accordance with the special servicing agreements, certain expenses from the operation of the Funds were borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Funds. No Underlying Funds were charged expenses that exceeded the estimated savings to each respective Underlying Fund. These estimated savings appeared in the form of reduced transfer agent costs resulting from the elimination of separate shareholder accounts which were invested in the Underlying Funds. Rather than having each investor open a shareholder account to invest individually in the Underlying Funds, the Funds acted as omnibus accounts combining thousands of individual shareholder accounts into a single account. This benefited the Underlying Funds, by significantly reducing the number of shareholder accounts that needed to be maintained, and by the omnibus accounts' netting out the trades of individual shareholders to a point where the Fund of Funds only executed one trade each day with each Underlying Fund. In the event that the financial benefits to the Underlying Funds did not exceed aggregate expenses of any Fund of Fund, the Adviser reimbursed the respective Underlying Funds. This arrangement was discontinued on June 30, 2005.

   Effective July 1, 2005, FRIMCo, as transfer agent, has agreed to waive its transfer agency fees and to reimburse the Funds for all direct operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, non-recurring expenses and extraordinary expenses.

   For the six months ended April 30, 2006, the direct operating expenses reimbursed by FRIMCo as transfer agent amounted to:

FUNDS                                       AMOUNT
-------------------------------------------------------
Equity Aggressive Strategy             $      1,314,279
Aggressive Strategy                           2,790,232
Balanced Strategy                             4,170,359
Moderate Strategy                               834,368
Conservative Strategy                           466,505

-------------------------------------------------------
FUNDS                                       AMOUNT
2010 Strategy                          $         58,956
2020 Strategy                                    57,554
2030 Strategy                                    57,388
2040 Strategy                                    57,307

   Transfer Agent

   FRIMCo serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, FRIMCo is paid a fee for transfer agency and dividend disbursing services provided to the Fund. FRIMCo retains a portion of this fee for its services provided to the Fund and pays the balance to unaffiliated agents who assist in providing these services. Total fees for the Funds presented herein for the six months ended April 30, 2006 were $6,390,838. Effective July 1, 2005, FRIMCo has agreed to waive its transfer agency fees for the Funds through at least February 28, 2007. Until June 30, 2005, the Underlying Funds and FRIMCo as transfer agent have borne this expense pursuant to the special servicing arrangements described above.

   Distributor and Shareholder Servicing

   Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly-owned subsidiary of FRIMCo, serves as distributor for all Investment Company portfolio shares, including Class A, Class C, Class E, Class R2 and Class R3 shares of the Funds.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A, Class C and Class R3 shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund's Class A or Class R3 shares or 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C, Class E, Class R2 and Class R3 shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C, Class E, Class R2 and Class R3 shares on an annual basis.

 60  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level on each of the Class A shares, Class C and Class R3 shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C and Class R3 shares may pay more than the economic equivalent of the maximum sales charges permitted by the NASD.

   For the six months ended April 30, 2006, the Distributor retained the following amounts in sales charges:

   CONTINGENT DEFERRED SALES CHARGES            CLASS A
   ----------------------------------------------------------
   Equity Aggressive Strategy             $             4,406
   Aggressive Strategy                                  1,669
   Balanced Strategy                                    7,632
   Moderate Strategy                                    2,803
   Conservative Strategy                               17,057

   For the six months ended April 30, 2006, the sales commissions paid to the selling agents for the sale of Class A shares are as follows:

                                               AGGREGATE         CLASS A FRONT-END
                                            FRONT-END SALES        SALES CHARGES
                                              CHARGES ON            RETAINED BY
   FUNDS                                    CLASS A SHARES          DISTRIBUTOR
   --------------------------------------------------------------------------------
   Equity Aggressive Strategy             $         1,317,009   $           242,785
   Aggressive Strategy                              3,654,672               713,749
   Balanced Strategy                                4,481,314               877,910
   Moderate Strategy                                  512,162                96,196
   Conservative Strategy                              149,003                30,154
   2010 Strategy                                        5,774                 1,172
   2020 Strategy                                        9,298                 1,942
   2030 Strategy                                       32,156                 7,153
   2040 Strategy                                       13,272                 2,632

   Accrued fees payable to affiliates for the six months ended April 30, 2006 were as follows:

                                   EQUITY AGGRESSIVE   AGGRESSIVE STRATEGY   BALANCED STRATEGY   MODERATE STRATEGY
                                     STRATEGY FUND            FUND                 FUND                FUND
   ---------------------------------------------------------------------------------------------------------------
   Administration fees             $          54,154    $         115,772    $         171,118   $          40,007
   Distribution fees                         331,340              695,007            1,073,509             218,186
   Shareholder servicing fees                196,832              388,076              551,999             141,985
   Trustee fees                                  602                1,268                2,299                 994
                                   -----------------    -----------------    -----------------   -----------------
                                   $         582,928    $       1,200,123    $       1,798,925   $         401,172
                                   =================    =================    =================   =================

                                   CONSERVATIVE STRATEGY
                                           FUND
   ------------------------------
   Administration fees               $          17,042
   Distribution fees                            92,250
   Shareholder servicing fees                   65,386
   Trustee fees                                  1,105
                                     -----------------
                                     $         175,783
                                     =================

                                  2010 STRATEGY       2020 STRATEGY       2030 STRATEGY       2040 STRATEGY
                                      FUND                FUND                FUND                FUND
   ----------------------------------------------------------------------------------------------------------
   Administration fees          $             232   $             423   $             348   $             329
   Distribution fees                          652               1,280               1,150                 890
   Shareholder servicing fees                 636               1,260               1,011               1,047
   Trustee fees                                15                  11                   7                  11
                                -----------------   -----------------   -----------------   -----------------
                                $           1,535   $           2,974   $           2,516   $           2,277
                                =================   =================   =================   =================

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company, which has 34 Funds, and Russell Investment Funds ("RIF"), which has five Funds. Each of the Trustees is a Trustee for both FRIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $52,000 per year, $6,500 ($5,000 prior to January 1, 2006) for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each

                                               Notes to Financial Statements  61

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Audit Committee meeting, Nominating and Governance Committee meeting or Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $500 fee for attending the meetings (quarterly, special, committee) by phone instead of receiving the full fee had the member attended in person. Trustees' out of pocket expenses are also paid by the Russell Fund Complex. During the period, the Audit Committee Chair was paid a fee of $12,000 per year and the Nominating and Governance Committee chair and the Investment Committee chair were each paid a fee of $6,000 per year. The chairperson of the Board receives an additional $52,000 per year.

   Transactions With Affiliated Companies

   An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the six months ended April 30, 2006 with Underlying Funds which are or were an affiliated company are as follows:

                                             PURCHASES               SALES                INCOME             CAPITAL GAINS
   AFFILIATE                                   COST                  COST              DISTRIBUTIONS         DISTRIBUTIONS
   --------------------------------------------------------------------------------------------------------------------------
   Equity Aggressive Strategy Fund
   Diversified Equity Fund              $        78,955,782   $         2,976,402   $         1,133,186   $         8,259,672
   Special Growth Fund                           14,837,667             5,859,638               980,886             5,364,304
   Quantitative Equity Fund                      85,610,353             2,263,479             1,631,603            12,878,135
   International Securities Fund                 45,511,828            12,536,890             3,193,602             8,608,972
   Emerging Markets Fund                          5,395,921             4,116,775             1,264,966             1,265,259
   Real Estate Securities Fund                   24,640,804             5,030,101             2,608,020             5,755,079
                                        -------------------   -------------------   -------------------   -------------------
                                        $       254,952,355   $        32,783,285   $        10,812,263   $        42,131,421
                                        ===================   ===================   ===================   ===================
   Aggressive Strategy Fund
   Diversified Equity Fund              $       104,720,952   $                --   $         1,974,850   $        14,473,405
   Special Growth Fund                           19,359,739             8,688,020             1,810,149             9,899,392
   Quantitative Equity Fund                     116,320,492                    --             2,819,258            22,557,442
   International Securities Fund                 62,016,694            21,096,829             5,593,808            15,079,193
   Emerging Markets Fund                          8,564,647             7,706,433             2,255,927             2,256,450
   Real Estate Securities Fund                   34,298,851             4,623,392             4,898,876            10,919,218
   Multistrategy Bond Fund                      133,693,195             5,784,864            10,662,186               574,021
                                        -------------------   -------------------   -------------------   -------------------
                                        $       478,974,570   $        47,899,538   $        30,015,054   $        75,759,121
                                        ===================   ===================   ===================   ===================
   Balanced Strategy Fund
   Diversified Equity Fund              $        78,767,553   $           653,759   $         2,075,442   $        15,263,309
   Special Growth Fund                           20,872,938            16,051,465             2,228,960            12,189,804
   Quantitative Equity Fund                      91,333,899               531,830             2,951,870            23,846,772
   International Securities Fund                 56,017,557            25,018,881             7,119,894            19,193,054
   Emerging Markets Fund                          9,657,931            10,840,953             2,617,906             2,618,513
   Real Estate Securities Fund                   36,690,377             9,350,976             6,212,595            13,940,938
   Diversified Bond Fund                        163,851,762             2,115,107            15,545,586                    --
   Multistrategy Bond Fund                      158,645,260             2,088,361            16,008,042               864,729
                                        -------------------   -------------------   -------------------   -------------------
                                        $       615,837,277   $        66,651,332   $        54,760,295   $        87,917,119
                                        ===================   ===================   ===================   ===================
   Moderate Strategy Fund
   Short Duration Bond Fund             $        37,501,644   $         5,002,800   $         5,421,847   $                --
   Diversified Bond Fund                         31,239,210             2,582,610             5,157,953                    --
                                        -------------------   -------------------   -------------------   -------------------
                                        $        68,740,854   $         7,585,410   $        10,579,800   $                --
                                        ===================   ===================   ===================   ===================
   Conservative Strategy Fund
   Short Duration Bond Fund             $        18,261,935   $        77,209,942   $         4,689,765   $                --
                                        -------------------   -------------------   -------------------   -------------------
                                        $        18,261,935   $        77,209,942   $         4,689,765   $                --
                                        ===================   ===================   ===================   ===================

 62  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   For the six months ended April 30, 2006, the 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund or 2040 Strategy Fund did not own more than 5% of the voting securities in the Underlying Funds.

5. FEDERAL INCOME TAXES

   The Funds may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At October 31, 2005, the Funds had no capital loss carryforwards.

   For the six months ended April 30, 2006, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

                                   EQUITY AGGRESSIVE   AGGRESSIVE STRATEGY   BALANCED STRATEGY   MODERATE STRATEGY
                                     STRATEGY FUND            FUND                 FUND                FUND
   ---------------------------------------------------------------------------------------------------------------
   Cost of Investments             $   1,103,874,133    $   2,425,733,397    $   3,675,508,599   $     894,515,052
                                   =================    =================    =================   =================
   Unrealized Appreciation         $     244,792,523    $     458,156,291    $     582,168,177   $      98,815,081
   Unrealized Depreciation                        --           (8,350,976)         (31,378,304)        (11,639,197)
                                   -----------------    -----------------    -----------------   -----------------
   Net Unrealized Appreciation
      (Depreciation)               $     244,792,523    $     449,805,315    $     550,789,873   $      87,175,884
                                   =================    =================    =================   =================

                                   CONSERVATIVE STRATEGY
                                           FUND
   ------------------------------
   Cost of Investments               $     393,345,584
                                     =================
   Unrealized Appreciation           $      28,231,187
   Unrealized Depreciation                  (6,449,048)
                                     -----------------
   Net Unrealized Appreciation
      (Depreciation)                 $      21,782,139
                                     =================

                                  2010 STRATEGY       2020 STRATEGY       2030 STRATEGY       2040 STRATEGY
                                      FUND                FUND                FUND                FUND
   ----------------------------------------------------------------------------------------------------------
   Cost of Investments          $       5,672,386   $      11,606,939   $       7,866,764   $       7,913,680
                                =================   =================   =================   =================
   Unrealized Appreciation      $         250,604   $         469,478   $         471,489   $         516,109
   Unrealized Depreciation                (62,765)            (82,223)            (62,721)            (48,302)
                                -----------------   -----------------   -----------------   -----------------
   Net Unrealized Appreciation
      (Depreciation)            $         187,839   $         387,255   $         408,768   $         467,807
                                =================   =================   =================   =================

                                               Notes to Financial Statements  63

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the six months ended April 30, 2006 and the year ended October 31, 2005 were as follows:

                                                               SHARES                                  DOLLARS
                                                -------------------------------------   -------------------------------------
                                                      2006                2005                2006                2005
   EQUITY AGGRESSIVE STRATEGY FUND              -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                             4,967               4,985   $          57,415   $          51,006
      Proceeds from reinvestment of
         distributions                                        151                  57               1,703                 580
      Payments for shares redeemed                           (532)               (765)             (6,109)             (7,983)
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               4,586               4,277              53,009              43,603
                                                -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                             7,199              10,044              79,648              98,816
      Proceeds from reinvestment of
         distributions                                        364                 159               3,906               1,559
      Payments for shares redeemed                         (2,494)             (3,539)            (27,525)            (34,932)
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               5,069               6,664              56,029              65,443
                                                -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                             3,407               5,740              38,527              57,676
      Proceeds from reinvestment of
         distributions                                        293                 188               3,248               1,871
      Payments for shares redeemed                         (3,528)             (4,018)            (39,523)            (40,455)
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 172               1,910               2,252              19,092
                                                -----------------   -----------------   -----------------   -----------------
      Class R2
      Proceeds from shares sold                             1,538                  --              18,021                  --
      Proceeds from reinvestment of
         distributions                                          4                  --                  47                  --
      Payments for shares redeemed                           (104)                 --              (1,235)                 --
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               1,438(5)                --             16,833(5)                --
                                                -----------------   -----------------   -----------------   -----------------
      Class R3 (3)
      Proceeds from shares sold                             4,505               8,269              51,061              83,324
      Proceeds from reinvestment of
         distributions                                        446                 234               4,926               2,336
      Payments for shares redeemed                         (2,390)             (3,307)            (27,478)            (33,426)
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               2,561               5,196              28,509              52,234
                                                -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                             4,391               5,235              50,114              53,376
      Proceeds from reinvestment of
         distributions                                        209                 145               2,355               1,462
      Payments for shares redeemed                         (1,681)             (4,603)            (19,213)            (46,678)
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               2,919                 777              33,256               8,160
                                                -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                            16,745              18,824   $         189,888   $         188,532
                                                =================   =================   =================   =================

 64  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                               SHARES                                  DOLLARS
                                                -------------------------------------   -------------------------------------
                                                      2006                2005                2006                2005
   AGGRESSIVE STRATEGY FUND                     -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                            11,686              19,250   $         136,043   $         204,394
      Proceeds from reinvestment of
         distributions                                        589                 373               6,777               3,957
      Payments for shares redeemed                         (1,552)             (1,712)            (18,062)            (18,244)
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                              10,723              17,911             124,758             190,107
                                                -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                            13,365              21,081             154,373             222,508
      Proceeds from reinvestment of
         distributions                                        694                 408               7,891               4,282
      Payments for shares redeemed                         (4,278)             (7,239)            (49,432)            (76,417)
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               9,781              14,250             112,832             150,373
                                                -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                             6,224              10,265              72,472             109,709
      Proceeds from reinvestment of
         distributions                                        591                 547               6,790               5,800
      Payments for shares redeemed                         (4,803)             (5,503)            (55,786)            (58,370)
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               2,012               5,309              23,476              57,139
                                                -----------------   -----------------   -----------------   -----------------
      Class R2
      Proceeds from shares sold                               859                  --              10,263                  --
      Proceeds from reinvestment of
         distributions                                          3                  --                  42                  --
      Payments for shares redeemed                            (84)                 --              (1,017)                 --
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 778(5)                --              9,288(5)                --
                                                -----------------   -----------------   -----------------   -----------------
      Class R3 (3)
      Proceeds from shares sold                             6,688              13,472              78,078             143,069
      Proceeds from reinvestment of
         distributions                                        855                 718               9,831               7,615
      Payments for shares redeemed                         (2,262)             (3,132)            (26,535)            (33,301)
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               5,281              11,058              61,374             117,383
                                                -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                             7,737               9,469              90,116             101,117
      Proceeds from reinvestment of
         distributions                                        450                 450               5,200               4,795
      Payments for shares redeemed                         (5,033)             (6,457)            (58,645)            (69,044)
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               3,154               3,462              36,671              36,868
                                                -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                            31,729              51,990   $         368,399   $         551,870
                                                =================   =================   =================   =================

                                               Notes to Financial Statements  65

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                               SHARES                                  DOLLARS
                                                -------------------------------------   -------------------------------------
                                                      2006                2005                2006                2005
   BALANCED STRATEGY FUND                       -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                            17,450              29,097   $         200,928   $         314,909
      Proceeds from reinvestment of
         distributions                                      1,142                 853              13,053               9,211
      Payments for shares redeemed                         (3,094)             (3,172)            (35,655)            (34,395)
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                              15,498              26,778             178,326             289,725
                                                -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                            19,366              35,069             221,771             377,639
      Proceeds from reinvestment of
         distributions                                      1,448               1,129              16,426              12,115
      Payments for shares redeemed                         (7,519)            (11,516)            (86,130)           (123,958)
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                              13,295              24,682             152,067             265,796
                                                -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                             6,932              12,088              80,162             131,403
      Proceeds from reinvestment of
         distributions                                        887                 975              10,137              10,536
      Payments for shares redeemed                         (6,457)             (7,312)            (74,549)            (79,228)
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               1,362               5,751              15,750              62,711
                                                -----------------   -----------------   -----------------   -----------------
      Class R2
      Proceeds from shares sold                               659                  --               7,760                  --
      Proceeds from reinvestment of
         distributions                                          4                  --                  45                  --
      Payments for shares redeemed                             (3)                 --                 (33)                 --
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 660(6)                --              7,772(6)                --
                                                -----------------   -----------------   -----------------   -----------------
      Class R3 (3)
      Proceeds from shares sold                             7,539              19,279              86,919             208,441
      Proceeds from reinvestment of
         distributions                                      1,505               1,491              17,207              16,117
      Payments for shares redeemed                         (3,668)             (4,998)            (42,395)            (54,139)
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               5,376              15,772              61,731             170,419
                                                -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                            10,432              15,450             120,954             168,328
      Proceeds from reinvestment of
         distributions                                        889                 966              10,218              10,478
      Payments for shares redeemed                         (5,536)            (10,535)            (64,250)           (114,433)
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               5,785               5,881              66,922              64,373
                                                -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                            41,976              78,864   $         482,568   $         853,024
                                                =================   =================   =================   =================

 66  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                               SHARES                                  DOLLARS
                                                -------------------------------------   -------------------------------------
                                                      2006                2005                2006                2005
   MODERATE STRATEGY FUND                       -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                             2,613               6,610   $          29,026   $          71,204
      Proceeds from reinvestment of
         distributions                                        240                 174               2,653               1,873
      Payments for shares redeemed                           (898)               (805)            (10,009)             (8,659)
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               1,955               5,979              21,670              64,418
                                                -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                             2,936               6,585              32,494              70,482
      Proceeds from reinvestment of
         distributions                                        289                 244               3,179               2,608
      Payments for shares redeemed                         (2,138)             (3,808)            (23,644)            (40,766)
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               1,087               3,021              12,029              32,324
                                                -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                             2,552               5,891              28,427              63,511
      Proceeds from reinvestment of
         distributions                                        311                 315               3,440               3,384
      Payments for shares redeemed                         (2,832)             (3,682)            (31,514)            (39,546)
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  31               2,524                 353              27,349
                                                -----------------   -----------------   -----------------   -----------------
      Class R2
      Proceeds from shares sold                               208                  --               2,342                  --
      Proceeds from reinvestment of
         distributions                                          1                  --                  18                  --
      Payments for shares redeemed                            (92)                 --              (1,038)                 --
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 117(5)                --              1,322(5)                --
                                                =================   =================   =================   =================
      Class R3 (3)
      Proceeds from shares sold                             2,857               6,568              31,767              70,858
      Proceeds from reinvestment of
         distributions                                        569                 555               6,315               5,969
      Payments for shares redeemed                         (2,024)             (2,691)            (22,533)            (29,020)
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               1,402               4,432              15,549              47,807
                                                -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                             2,034               3,750              22,691              40,502
      Proceeds from reinvestment of
         distributions                                        210                 234               2,332               2,522
      Payments for shares redeemed                         (2,055)             (3,630)            (22,976)            (39,175)
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 189                 354               2,047               3,849
                                                -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                             4,781              16,310   $          52,970   $         175,747
                                                =================   =================   =================   =================

                                               Notes to Financial Statements  67

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                               SHARES                                  DOLLARS
                                                -------------------------------------   -------------------------------------
                                                      2006                2005                2006                2005
   CONSERVATIVE STRATEGY FUND                   -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                               868               2,486   $           9,367   $          26,647
      Proceeds from reinvestment of
         distributions                                         79                  73                 847                 778
      Payments for shares redeemed                           (789)               (732)             (8,510)             (7,843)
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 158               1,827               1,704              19,582
                                                -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                             1,005               3,968              10,780              42,285
      Proceeds from reinvestment of
         distributions                                        147                 141               1,573               1,500
      Payments for shares redeemed                         (1,833)             (2,967)            (19,688)            (31,652)
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (681)              1,142              (7,335)             12,133
                                                -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                             1,294               2,650              13,968              28,397
      Proceeds from reinvestment of
         distributions                                        274                 440               2,942               4,708
      Payments for shares redeemed                        (11,784)             (3,570)           (127,665)            (38,291)
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                             (10,216)               (480)           (110,755)             (5,186)
                                                -----------------   -----------------   -----------------   -----------------
      Class R2
      Proceeds from shares sold                               213                  --               2,310                  --
      Proceeds from reinvestment of
         distributions                                          2                  --                  24                  --
      Payments for shares redeemed                            (93)                 --              (1,003)                 --
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 122(5)                --              1,331(5)                --
                                                -----------------   -----------------   -----------------   -----------------
      Class R3 (3)
      Proceeds from shares sold                             1,690               3,749              18,321              40,350
      Proceeds from reinvestment of
         distributions                                        329                 340               3,544               3,648
      Payments for shares redeemed                         (1,402)             (2,503)            (15,200)            (26,877)
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 617               1,586               6,665              17,121
                                                -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               962               2,080              10,430              22,426
      Proceeds from reinvestment of
         distributions                                         91                 110                 977               1,174
      Payments for shares redeemed                         (1,158)             (2,072)            (12,560)            (22,363)
                                                -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (105)                118              (1,153)              1,237
                                                -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                           (10,105)              4,193   $        (109,543)  $          44,887
                                                =================   =================   =================   =================

 68  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                SHARES                                  DOLLARS
                                                 -------------------------------------   -------------------------------------
                                                       2006                2005                2006                2005
   2010 STRATEGY FUND                            -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                                 14                  98   $             149   $           1,000
      Proceeds from reinvestment of
         distributions                                           2                  --                  15                   5
      Payments for shares redeemed                              --                  --                  --                  --
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   16                  98(2)               164              1,005(2)
                                                 -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  2                 100                  24               1,000
      Proceeds from reinvestment of
         distributions                                           2                   1                  15                  12
      Payments for shares redeemed                              --                  --                  --                  --
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    4                 101(1)                39              1,012(1)
                                                 -----------------   -----------------   -----------------   -----------------
      Class R3 (3)
      Proceeds from shares sold                                151                 174               1,581               1,751
      Proceeds from reinvestment of
         distributions                                           2                   2                  24                  13
      Payments for shares redeemed                            (116)                 --              (1,216)                 --
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   37                 176(1)               389              1,764(1)
                                                 -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                                 19                 100                 201               1,000
      Proceeds from reinvestment of
         distributions                                           2                   1                  18                  14
      Payments for shares redeemed                              (1)                 --                  (4)                 --
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   20                 101(1)               215              1,014(1)
                                                 -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                 77                 476   $             807   $           4,795
                                                 =================   =================   =================   =================

                                               Notes to Financial Statements  69

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                SHARES                                  DOLLARS
                                                 -------------------------------------   -------------------------------------
                                                       2006                2005                2006                2005
   2020 STRATEGY FUND                            -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                                 33                  97   $             350   $           1,000
      Proceeds from reinvestment of
         distributions                                           2                   1                  16                   4
      Payments for shares redeemed                              --                  --                  --                  --
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   35                  98(2)               366              1,004(2)
                                                 -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 29                 100                 307               1,000
      Proceeds from reinvestment of
         distributions                                           1                   1                  14                  11
      Payments for shares redeemed                              --                  --                  --                  --
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   30                 101(1)               321              1,011(1)
                                                 -----------------   -----------------   -----------------   -----------------
      Class R3 (3)
      Proceeds from shares sold                                375                 270               3,996               2,722
      Proceeds from reinvestment of
         distributions                                           3                   1                  33                  12
      Payments for shares redeemed                             (36)               (119)               (384)             (1,219)
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  342                 152(1)             3,645              1,515(1)
                                                 -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                                252                 100               2,700               1,000
      Proceeds from reinvestment of
         distributions                                           2                   1                  19                  13
      Payments for shares redeemed                              (6)                 --                 (65)                 --
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  248                 101(1)             2,654              1,013(1)
                                                 -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                655                 452   $           6,986   $           4,543
                                                 =================   =================   =================   =================

 70  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                SHARES                                  DOLLARS
                                                 -------------------------------------   -------------------------------------
                                                       2006                2005                2006                2005
   2030 STRATEGY FUND                            -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                                117                  97   $           1,246   $           1,000
      Proceeds from reinvestment of
         distributions                                           2                  --                  21                   4
      Payments for shares redeemed                             (99)                 --              (1,073)                 --
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   20                  97(2)               194              1,004(2)
                                                 -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  3                 100                  26               1,000
      Proceeds from reinvestment of
         distributions                                           1                   1                  13                   9
      Payments for shares redeemed                              --                  --                  --                  --
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    4                 101(1)                39              1,009(1)
                                                 -----------------   -----------------   -----------------   -----------------
      Class R3 (3)
      Proceeds from shares sold                                352                 141               3,803               1,423
      Proceeds from reinvestment of
         distributions                                           2                   1                  25                   9
      Payments for shares redeemed                            (118)                 --              (1,283)                 --
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  236                 142(1)             2,545              1,432(1)
                                                 -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                                 59                 100                 638               1,000
      Proceeds from reinvestment of
         distributions                                           2                   1                  17                  11
      Payments for shares redeemed                             (12)                 --                (125)                 --
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   49                 101(1)               530              1,011(1)
                                                 -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                309                 441   $           3,308   $           4,456
                                                 =================   =================   =================   =================

                                               Notes to Financial Statements  71

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                              SHARES                                  DOLLARS
                                               -------------------------------------   -------------------------------------
                                                     2006                2005                2006                2005
   2040 STRATEGY FUND                          -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                               36                  97   $             379   $           1,000
      Proceeds from reinvestment of
         distributions                                         1                  --                  15                   3
      Payments for shares redeemed                            --                  --                  --                  --
                                               -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 37                  97(2)               394              1,003(2)
                                               -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                8                 100                  88               1,000
      Proceeds from reinvestment of
         distributions                                         1                   1                  12                   8
      Payments for shares redeemed                            --                  --                  --                  --
                                               -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  9                 101(1)               100              1,008(1)
                                               -----------------   -----------------   -----------------   -----------------
      Class R2
      Proceeds from shares sold                               90                  --               1,001                  --
      Proceeds from reinvestment of
         distributions                                        --                  --                   4                  --
      Payments for shares redeemed                            --                  --                  --                  --
                                               -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 90(4)                --              1,005(4)                --
                                               -----------------   -----------------   -----------------   -----------------
      Class R3 (3)
      Proceeds from shares sold                              245                 167               2,670               1,686
      Proceeds from reinvestment of
         distributions                                         2                   1                  21                   8
      Payments for shares redeemed                          (122)                 (2)             (1,338)                (16)
                                               -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                125                 166(1)             1,353              1,678(1)
                                               -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               24                 100                 265               1,000
      Proceeds from reinvestment of
         distributions                                         2                   1                  15                  10
      Payments for shares redeemed                            (1)                 --                  (8)                 --
                                               -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 25                 101(1)               272              1,010(1)
                                               -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              286                 465   $           3,124   $           4,699
                                               =================   =================   =================   =================

      (1) For the period January 1, 2005 (commencement of operations) to October 31, 2005.
      (2) For the period September 1, 2005 (commencement of operations) to October 31, 2005.
      (3) Class D Shares were redesignated Class R3 Shares on March 1, 2006.
      (4) For the period March 17, 2006 (commencement of operations) to April 30, 2006.
      (5) For the period March 29, 2006 (commencement of operations) to April 30, 2006.
      (6) For the period April 3, 2006 (commencement of operations) to April 30, 2006.

7. LINE OF CREDIT

   The Investment Company has a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Investment Company is charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Investment Company's Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 20, 2006 and may be renewed at that time. The Funds did not have any drawdowns for the six months ended April 30, 2006.

 72  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

8. RECORD OWNERSHIP

   As of April 30, 2006, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective
   Fund:

   FUNDS                                   # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Equity Aggressive Strategy                      2                   31.5
   Aggressive Strategy                             1                   19.1
   Balanced Strategy                               1                   17.6
   Moderate Strategy                               1                   25.9
   Conservative Strategy                           1                   31.0
   2010 Strategy                                   3                   87.8
   2020 Strategy                                   4                   86.4
   2030 Strategy                                   4                   77.6
   2040 Strategy                                   4                   84.3

                                               Notes to Financial Statements  73

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo (the "FRIMCo Agreement") and the portfolio management contract with each Money Manager of the Underlying Funds (collectively, the "portfolio management contracts") at a meeting held on April 18, 2006. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds and the Underlying Funds, sales and redemptions of the Funds' and the Underlying Funds' shares, and the management of the Funds and Underlying Funds by FRIMCo. In preparation for the annual review, the Independent Trustees, with the advice and assistance of independent counsel, also requested and the Board considered (1) information and reports prepared by FRIMCo relating to the services provided by FRIMCo (and its affiliates) to the Funds and the Underlying Funds, including information requested by the Independent Trustees; (2) information (the "Third-Party Information") received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by FRIMCo believed by the provider to be generally comparable in investment objectives and size to the Funds and the Underlying Funds; and (3) an analysis of the Third-Party Information prepared by FRIMCo (the "FRIMCo Analysis" and, with the other information requested by the Independent Trustees or provided by FRIMCo in connection with the Board's consideration of the portfolio management contracts, the "Agreement Renewal Information") addressing, among other things, performance and expense differentials between certain Funds and Underlying Funds and their respective Comparable Funds. The Independent Trustees also received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuances.

On April 17, 2006, the Independent Trustees met in person to review the Agreement Renewal Information in a private session with independent counsel at which no representatives of FRIMCo or management were present. At the April 18 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the FRIMCo Agreement and the portfolio management contracts with management and independent counsel to the Independent Trustees. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analysis received from FRIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. FRIMCo has engaged multiple Money Managers for all Underlying Funds.

The Board considered that FRIMCo (rather than any Money Manager) is responsible under the FRIMCo Agreement for allocating assets of each Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each Underlying Fund. Assets of each Underlying Fund have been allocated among the multiple Money Managers selected by FRIMCo, subject to Board approval, for that Underlying Fund. FRIMCo manages directly a portion of certain Underlying Fund's assets as described below and otherwise exercises investment discretion over the portion of each Underlying Fund's assets that FRIMCo determines not to allocate to the money managers and for each Underlying Fund's cash reserves by selecting the individual portfolio securities for those portions of assets. FRIMCo may also directly manage portions of an Underlying Fund during transitions between money managers.

FRIMCo is responsible for selecting Money Managers for each Underlying Fund and for determining allocations and reallocations of assets among the Money Managers. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by FRIMCo in accordance with the Underlying Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund's investment objective and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, FRIMCo is responsible for recommending to the Board the restructuring of Underlying Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on FRIMCo's research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money

 74  Basis for Approval of Investment Advisory Contracts

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

Managers for an Underlying Fund in a complementary manner. Therefore, FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Underlying Fund. The performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by FRIMCo in the Underlying Fund's investment activities and any constraints placed by FRIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods reflects in great part the performance of FRIMCo in designing the Underlying Fund's investment program, structuring Underlying Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund.

The Board also considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures emphasize to investors FRIMCo's role as the principal investment manager for each Underlying Fund, rather than the investment selection role of the Underlying Funds' Money Managers, and describe the manner in which the Funds and Underlying Funds operate so that investors may take the information into account when deciding to purchase shares of any such Fund.

The Board also considered the special expertise of FRIMCo with respect to the manager-of-managers structure of the Underlying Funds in which each Fund invests and the likelihood that, at the current expense ratio of each such Underlying Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager-of-managers strategy of each such Underlying Fund selected by shareholders in purchasing their shares of a Fund or Underlying Fund.

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the FRIMCo Agreement, including the following:

1. The nature, scope and quality of the services provided to the Fund and the Underlying Funds by FRIMCo;

2. The advisory fee paid by the Fund or Underlying Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3. Information provided by FRIMCo as to other fees and benefits received by FRIMCo or its affiliates from the Fund or Underlying Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by FRIMCo as to expenses incurred by the Fund or Underlying Fund; and

5. Information provided by FRIMCo as to the profits that FRIMCo derives from its mutual fund operations generally and from each Fund or Underlying Fund.

At the April 18 Board meeting, FRIMCo and management reviewed the reasonableness of the Funds' and Underlying Funds' investment advisory fees. In discussing whether the Funds' and Underlying Funds' performance supported these fees, FRIMCo noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives. With respect to the Underlying Funds, these strategies included strategies which seek to achieve a lower tracking error (i.e. the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than Comparable Funds. According to FRIMCo, these strategies may be expected to result, and for certain Underlying Funds during the periods covered by the Third-Party Information did result, in lower relative performance than that of some of their respective Comparable Funds and, consequently, lower relative performance of the Funds than that of some of their respective Comparable Funds. FRIMCo stated that the strategies pursued by the Underlying Funds are intended to result in less volatile, more moderate returns relative to each Underlying Funds' performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time. FRIMCo stated that certain of the Funds have lower allocations to equity Underlying Funds and higher allocations to fixed income Underlying Funds than some of their respective Comparable Funds and, as a result, those Funds had lower relative performance than that of some of their respective Comparable Fund during the periods covered by the Third-Party Information.

On the basis of the Agreement Renewal Information, including the FRIMCo Analysis, and other information previously received by the Board from FRIMCo during the course of the year or presented at the Board meeting by FRIMCo, the Board, in respect of each Fund and Underlying Fund, found the advisory fee charged by FRIMCo to be reasonable in light of the nature, scope and quality of the services provided to the Funds or Underlying Funds, after giving effect to waivers and/or reimbursements and considering

                         Basis for Approval of Investment Advisory Contracts  75

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

differences in the composition and investment strategies of their respective Comparable Funds. The Board also determined that the relative expense ratio of each Fund and Underlying Fund was comparable to those of its Comparable Funds; FRIMCo's methodology of allocating expenses of operating funds in the complex was reasonable; and FRIMCo's profitability with respect to each Fund and Underlying Fund was not excessive in light of the nature, scope and quality of the services provided by FRIMCo.

The Board concluded that the performance of the Funds and the Underlying Funds supported continuation of the FRIMCo Agreement, again based upon the Agreement Renewal Information, including the FRIMCo Analysis, and other information previously received by the Board from FRIMCo during the course of the year or presented at the Board meeting by FRIMCo. In evaluating performance, the Board considered each Fund's and Underlying Fund's absolute performance and its performance relative to appropriate benchmarks and indices and its Comparable Funds. In evaluating the Underlying Funds' performance, the Board also considered FRIMCo's investment strategy of managing the Underlying Funds in a risk aware manner.

The Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the fees for such Fund or Underlying Fund appropriately reflect or should be revised to reflect any such economies. In its deliberations, the Board noted its findings reached at a meeting held on February 28, 2006 that the investment advisory fees for each Fund and Underlying Fund, with the implementation of new breakpoints for the Multistrategy Bond Fund proposed by FRIMCo at that meeting, appropriately reflect any economies of scale realized by that Fund or Underlying Fund. Its findings at the earlier meeting were based upon information and analyses prepared by FRIMCo, including information as to variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds. The Trustees considered that fees payable to FRIMCo by institutional clients with investment objectives similar to those of the Underlying Funds are lower, and may, in some cases, be substantially lower, than the rates paid by the Underlying Funds. FRIMCo reviewed with the Trustees the differences in the scope of services it provides to institutional clients and the Underlying Funds. For example, institutional clients have fewer administrative needs than the Underlying Funds. It was further noted that since the Underlying Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

In voting to approve the continuation of the FRIMCo Agreement on its current terms and conditions for each Fund and Underlying Fund, the Board, after considering the foregoing and other relevant factors, determined that continuation of the FRIMCo Agreement was in the best interests of the Funds and the Underlying Funds and their respective shareholders.

With respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from FRIMCo reporting for each Money Manager, among other things, the Money Manager's performance over various periods; FRIMCo's assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and FRIMCo or Russell Fund Distributors, Inc., the Funds' and Underlying Funds' underwriter; and FRIMCo's recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. FRIMCo recommended that each Money Manager be retained at its current fee rate. FRIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm's-length negotiations with FRIMCo; FRIMCo is aware of the fees charged by Money Managers to other clients; and FRIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted FRIMCo's explanation in light of the Board's findings as to the aggregate investment advisory fees paid by each Fund and Underlying Fund and the fact that each Money Manager's fee is paid by FRIMCo.

Based substantially upon FRIMCo's recommendations together with the information received from FRIMCo in support of its recommendations, the Board concluded that the fees paid to the Money Managers of each Underlying Fund were reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management agreement with each Money Manager of each Underlying Fund was in the best interests of the Fund and its shareholders.

During 2005 and 2006, the Trustees received proposals from FRIMCo to manage directly approximately up to 10% of the assets of the Diversified Equity Fund, the Quantitative Equity Fund and the International Securities Fund (each a "Participating Underlying Fund") utilizing a "select holdings strategy" pursuant to the terms of the FRIMCo Agreement, the actual allocation to be determined by each Participating Underlying Fund's FRIMCo portfolio manager. Under this strategy, FRIMCo analyzes the holdings of a Participating Underlying Fund's Money Managers to identify particular stocks that are concurrently overweighted by the Money Managers. FRIMCo uses a proprietary model to rank these stocks. Based on this ranking, FRIMCo will purchase additional shares of certain stocks for the Participating Underlying Fund. The strategy is designed to increase the Participating

 76  Basis for Approval of Investment Advisory Contracts

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

Underlying Fund's exposure to stocks that are collectively viewed as attractive by multiple Money Managers of a Participating Underlying Fund. Implementation of this strategy includes periodic rebalancing of the Participating Underlying Fund's holdings. In connection with FRIMCo's proposals, the Trustees received and considered information from FRIMCo regarding the potential enhancements to the Participating Underlying Fund's performance based upon FRIMCo's experience in employing the same strategy for other types of investment accounts under its management. The Trustees also considered that FRIMCo would not be required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by FRIMCo generally and from the Participating Underlying Fund consequently may increase incrementally. The Board, however, considered FRIMCo's advice that it will pay certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and expects to incur additional costs in implementing and carrying out the select holdings strategy; the limited amount of assets that would be managed directly by FRIMCo pursuant to the select holdings strategy; the fact that the aggregate investment advisory fees paid by the Participating Underlying Fund would not increase as a result of the implementation of the select holdings strategy. FRIMCo has advised the Board that the select holdings strategy has been implemented for the Diversified Equity and Quantitative Equity Funds, although a reasonable period of time is needed to evaluate fairly its impact on those Participating Underlying Funds' performance, and is expected to be implemented in the International Securities Fund in the second quarter of 2006. Based upon the information received from FRIMCo during 2005 and 2006 in connection with its select holdings strategy proposals, the Agreement Renewal Information and additional discussion at the April 18 meeting concerning the select holdings strategy, the Board in the case of the Participating Underlying Funds concluded that the investment advisory fees paid to FRIMCo by each such Underlying Fund under the FRIMCo Agreement in connection with the select holdings strategy continue to be reasonable in light of the nature and anticipated quality of the investment advisory services to be rendered by FRIMCo.

In their deliberations, the Trustees did not identify any particular information as to the FRIMCo Agreement or, other than FRIMCo's recommendation, the portfolio management agreement with any Money Manager of an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

                         Basis for Approval of Investment Advisory Contracts  77

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available
(i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Fund at (800) 787-7354.

 78  Shareholder Requests for Additional Information

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 34 funds, and Russell Investment Funds ("RIF"), which has five funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee Since     Appointed until  - Chairman of the Board, FRC          39         None
  Phillips,           2002              successor is     - 1990-2003, President, FRC
  Born January 20,                      duly elected     - 1993-2003, CEO, FRC
  1948                                  and qualified    - Trustee, FRIC and RIF
                                                         - Director, FRTC; Frank
  909 A Street                                             Russell Investments (Suisse)
  Tacoma, Washington                                       S.A. (global investment
  98402-1616                                               services); Frank Russell
                                                           Company Limited (consultant
                                                           to institutional investors
                                                           in Europe and the UK)
                                                         - Chairman of the Board and
                                                           President, Russell 20-20
                                                           Association; and Frank
                                                           Russell Investments
                                                           (Delaware), Inc. (general
                                                           partner in various limited
                                                           partnerships ("FRIDI"))
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 **Thaddas L.         Trustee since     Appointed until  - Senior Vice President, Larco        39         None
 Alston,              2006              successor is       Investments, Ltd.
   Born April 7,                        duly elected
 1945                                   and qualified
   909 A Street
   Tacoma,
 Washington
   98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - President, Anderson                 39         None
 Born October 15,     1984              successor is       Management Group LLC
 1931                                   duly elected       (private investments
                      Chairman of the   and qualified      consulting)
 909 A Street         Nominating and                     - February 2002 to June 2005,
 Tacoma, Washington   Governance        Appointed until    Lead Trustee, FRIC and RIF
 98402-1616           Committee since   successor is
                      2006              duly elected
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------



* Mr. Phillips is also an officer and/or director of one or more affiliates of FRIC and RIF and is therefore an interested trustee.


** Mr. Alston was elected to the Board of Trustees effective May 1, 2006.

                              Disclosure of Information about Fund Directors  79

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         39         - Trustee, WM
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          Group of Funds
 1954                                   duly elected       services)                                        (investment
                      Chairperson       and qualified    - Director and Chairman of the                     company);
 909 A Street         since 2005                           Audit Committee, Avista                        - Director, Avista
 Tacoma, Washington                     Annual             Corp.                                            Corp.
 98402-1616                                              - Trustee and Chairman of the
                                                           Operations and Distribution
                                                           Committee, WM Group of Funds
                                                         - February 2002 to June 2005,
                                                           Chairman of the Audit
                                                           Committee, FRIC and RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - June 2004 to present, Senior        39         None
 Born June 6, 1946    2003              successor is       Vice President and Chief
                                        duly elected       Financial Officer, Waddell &
 909 A Street         Chairman of       and qualified      Reed Financial, Inc.
 Tacoma, Washington   Audit Committee                    - 2003, Retired
 98402-1616           since 2005        Appointed until  - 2001-2003, Vice President
                                        successor is       and Chief Financial Officer,
                                        duly elected       Janus Capital Group Inc.
                                        and qualified    - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine,       Trustee since     Appointed until  - President and Chief                 39         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - President, Simpson                  39         None
 Tennison, Jr.,       2000              successor is       Investment Company and
 Born December 21,                      duly elected       several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------



Mr. Michael Phillips is the Chairman of the Board of Frank Russell Company which controls FRIMCo, the investment adviser of the Funds. He is also an Interested Trustee of the Funds. On May 26, 2005, Mr. Phillips became a director of Simpson Investment Company, a privately held company. Mr. Raymond P. Tennison, Jr., an Independent Trustee of the Funds is the President of Simpson Investment Company.

 80  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Jack Thompson,       Trustee since     Appointed until  - September 2003 to present,          39         - Director, Sparx
 Born March 21, 1949  2005              successor is       Independent Board Chair and                      Japan Fund
                                        duly elected       Chairman of the Audit
 909 A Street                           and qualified      Committee, Sparx Japan Fund
 Tacoma, Washington                                      - May 1999 to May 2003,
 98402-1616                                                President, Chief Executive
                                                           Officer and Director, Berger
                                                           Financial Group, LLC
                                                         - May 1999 to May 2003,
                                                           President and Trustee,
                                                           Berger Funds
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  39         None
 Born October 2,      2002              successor is     - 1987 to 2002, Director,
 1943                                   duly elected       Smith Barney Fundamental
                      Chairperson of    and qualified      Value Fund
 909 A Street         the Investment
 Tacoma, Washington   Committee since   Appointed until
 98402-1616           2006              successor is
                                        duly elected
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------
 TRUSTEES EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, Frank            39         None
  Jr.,                and Chairman      resignation or     Russell Company (investment
  Born July 3, 1932   Emeritus since    removal            consultant to institutional
                      1999                                 investors ("FRC")); and
  909 A Street                                             FRIMCo
  Tacoma, Washington                                     - Chairman Emeritus, FRIC and
  98402-1616                                               RIF; Frank Russell
                                                           Securities, Inc.
                                                           (broker-dealer and
                                                           investment adviser ("FRS"));
                                                           Russell 20-20 Association
                                                           (non-profit corporation);
                                                           and Frank Russell Trust
                                                           Company (non-depository
                                                           trust company ("FRTC"))
                                                         - Chairman, Sunshine
                                                           Management Services, LLC
                                                           (investment adviser)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  39         None
 Born December 1,     since 2003                         - Trustee of FRIC and RIF
 1919                                                      Until 2002
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

* Mr. Russell is also a director emeritus of one or more affiliates of FRIC and RIF.

                              Disclosure of Information about Fund Directors  81

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
TRUSTEES EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  39         None
 Born June 8, 1925    since 2004                         - Trustee of FRIC and RIF
                                                           Until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee Emeritus  Five year term   - Retired since 1995                  39         None
 Born October 6,      since 2006                         - Trustee of FRIC and RIF
 1930                                                      Until 2005
                                                         - Chairman of the Nominating
 909 A Street                                              and Governance Committee
 Tacoma, Washington                                        2001-2005
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  39         None
 Born May 5, 1926     since 2004                         - Trustee of FRIC and RIF
                                                           Until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

 82  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Cheryl Wichers,                Chief Compliance  Until removed    - Chief Compliance Officer, FRIC
 Born December 16, 1966         Officer since     by Independent   - Chief Compliance Officer, RIF
                                2005              Trustees         - Chief Compliance Officer, FRIMCo
 909 A Street                                                      - April 2002-May 2005, Manager, Global Regulatory
 Tacoma, Washington                                                  Policy
 98402-1616                                                        - 1998-2002, Compliance Supervisor, Russell Investment
                                                                     Group
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Greg J. Stark,                 President and     Until successor  - President and CEO, FRIC and RIF
 Born May 3, 1968               Chief Executive   is chosen and    - Chairman of the Board, President and CEO, FRIMCo
                                Officer since     qualified by     - Chairman of the Board, President and CEO, RFD
 909 A Street                   2004              Trustees         - Chairman of the Board and President, Russell
 Tacoma, Washington                                                  Insurance Agency, Inc. (insurance agency ("RIA"))
 98402-1616                                                        - Until 2004, Managing Director of Individual Investor
                                                                     Services, FRC
                                                                   - 2000 to 2004, Managing Director, Sales and Client
                                                                     Service, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer, Chief Accounting Officer and CFO, FRIC and
 Born November 26, 1963         Chief Accounting  is chosen and      RIF
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo, FRTC and RFD
 909 A Street                   1998              Trustees         - Treasurer and Principal Accounting Officer, SSgA
 Tacoma, Washington                                                  Funds
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Thomas F. Hanly,               Chief Investment  Until removed    - Chief Investment Officer, FRIC, RIF, FRC, FRTC
 Born November 17, 1964         Officer since     by Trustees      - Director and Chief Investment Officer, FRIMCo and RFD
                                2004                               - 1999 to 2003, Chief Financial Officer, FRC, FRIC and
 909 A Street                                                        RIF
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary since   Until successor  - General Counsel and Managing Director of Law and
 Born October 8, 1941           1994              is chosen and      Government Affairs, Secretary, FRC
                                                  qualified by
 909 A Street                                     Trustees
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  83

LIFEPOINTS(R) FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

TRUSTEES
 Thaddas L. Alston
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Jack R. Thompson
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, Ph.D.
 William E. Baxter
 Lee C. Gingrich
 Eleanor W. Palmer

OFFICERS
 Gregory J. Stark, President and Chief Executive Officer
 Cheryl Wichers, Chief Compliance Officer
 Thomas F. Hanly, Chief Investment Officer
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Karl J. Ege, Secretary

ADVISOR, ADMINISTRATOR, TRANSFER AND DIVIDEND DISBURSING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS OF UNDERLYING FUNDS AS OF JUNE 1, 2006

Diversified Equity Fund
 AllianceBernstein L.P., New York, NY
 Ark Asset Management Co., Inc., New York, NY
 Institutional Capital Corporation, Chicago, IL
 Marsico Capital Management, LLC, Denver, CO
 MFS Institutional Advisors, Inc., Boston, MA
 Montag & Caldwell, Inc., Atlanta, GA
 Schneider Capital Management Corporation, Wayne, PA
 Suffolk Capital Management, LLC, New York, NY
 Turner Investment Partners, Inc., Berwyn, PA

Special Growth Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Delphi Management, Inc., Boston, MA
 Goldman Sachs Asset Management, L.P., New York, NY
 Gould Investment Partners LLC, Berwyn, PA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 PanAgora Asset Management, Inc., Boston, MA
 Tygh Capital Management, Inc., Portland, OR

Quantitative Equity Fund
 Aronson + Johnson + Ortiz, LP, Philadelphia, PA
 Franklin Portfolio Associates, LLC, Boston, MA
 Goldman Sachs Asset Management, L.P., New York, NY
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 Heitman Real Estate Securities LLC, Chicago, IL
 INVESCO Institutional (N.A.), Inc., which acts as a money manager to the Fund through its INVESCO Real Estate division, Dallas, TX
 RREEF America L.L.C., Chicago, IL

International Securities Fund
 AllianceBernstein L.P., New York, NY
 AQR Capital Management, LLC, Greenwich, CT
 Axiom International Investors LLC, Greenwich, CT
 Fidelity Management & Research Company, Boston, MA
 Marvin & Palmer Associates, Inc., Wilmington, DE
 MFS Institutional Advisors, Inc., Boston, MA
 Mondrian Investment Partners Limited, London, England
 The Boston Company Asset Management, LLC, Boston, MA
 Wellington Management Company, LLP, Boston, MA

Emerging Markets Fund
 AllianceBernstein L.P., New York, NY
 Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Genesis Asset Managers, LLP, Guernsey, Channel Islands
 Harding Loevner Management, L.P., Boston, MA
 T. Rowe Price International, Inc., Baltimore, MD

 84  Manager, Money Managers and Service Providers

LIFEPOINTS(R) FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

Diversified Bond Fund
 Bear Stearns Asset Management Inc., New York, NY
 Lehman Brothers Asset Management LLC, Chicago, IL
 Pacific Investment Management Company LLC, Newport Beach, CA
 Western Asset Management Company, Pasadena, CA
 Western Asset Management Company Limited, London, England

Multistrategy Bond Fund
 Bear Stearns Asset Management Inc., New York, NY
 Delaware Management Company, a series of Delaware Management Business Trust,
   Philadelphia, PA
 Goldman Sachs Asset Management, L.P., New York, NY
 Morgan Stanley Investment Management Inc., West Conshohocken, PA
 Pacific Investment Management Company LLC, Newport Beach, CA

Short Duration Bond Fund
 Merganser Capital Management L.P., Boston, MA
 Pacific Investment Management Company LLC, Newport Beach, CA
 STW Fixed Income Management, Carpinteria, CA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers  85

                      (This page intentionally left blank)

(FRANK RUSSELL LOGO)

FRANK RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402

800-787-7354
Fax: 253-591-3495

www.russell.com

On or about July 1, 2006, Frank Russell Investment Company expects to change its name to Russell Investment Company, and Frank Russell Investment Management Company expects to change its name to Russell Investment Management Company. 36-08-071 (1 04/06)

2006 SEMIANNUAL REPORT


CLASS C, E, AND S SHARES:


TAX-MANAGED GLOBAL EQUITY FUND





APRIL 30, 2006

Frank Russell Investment Company*

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on one of these Funds.

Frank Russell Investment Management Company*

Responsible for overall management and administration of the Funds.

* On or about July 1, 2006, Frank Russell Investment Company expects to change its name to Russell Investment Company, and Frank Russell Investment Management Company expects to change its name to Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                         Tax-Managed Global Equity Fund

                               Semiannual Report

                           April 30, 2006 (Unaudited)

                               Table of Contents

                                                                            Page
Shareholder Expense Example..........................................         3

Schedule of Investments..............................................         4

Statement of Assets and Liabilities..................................         5

Statement of Operations..............................................         6

Statement of Changes in Net Assets...................................         7

Financial Highlights - Class C.......................................         8

Financial Highlights - Class S.......................................         9

Notes to Financial Statements........................................        10

Basis for Approval of Investment Advisory Contracts..................        17

Shareholder Requests for Additional Information......................        21

Disclosure of Information about Fund Directors.......................        22

Manager, Money Managers and Service Providers........................        27

Frank Russell Investment Company - Tax-Managed Global Equity Fund.

Copyright (c) Russell Investment Group 2006. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC. MEMBER NASD, PART OF RUSSELL INVESTMENT GROUP.

Effective July 1, 2006 Frank Russell Investment Company ("FRIC") will change its name to Russell Investment Company. FRIC Funds are distributed by Russell Fund Distributors, Inc., and advised by Frank Russell Investment Management Company ("FRIMCo"). Effective July 1, 2006 FRIMCo will change its name to Russell Investment Management Company.

Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING THE FUND'S EXPENSE EXAMPLE. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR THE FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,133.10      $     1,019.84
Expenses Paid During
Period*                       $         5.29      $         5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,139.20      $     1,024.79
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  Shareholder Expense Example  3

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 100.0%
Other Frank Russell Investment
   Company Funds - Class S Shares

Domestic Equities - 74.5%
Quantitative Equity Fund                              170,495           6,844
Tax-Managed Large Cap Fund                          1,762,548          34,211
Tax-Managed Mid & Small Cap Fund                      717,811          10,293
                                                                 ------------
                                                                       51,348
                                                                 ------------

International Equities - 25.5%
Emerging Markets Fund                                 156,218           3,543
International Securities Fund                         180,974          14,049
                                                                 ------------
                                                                       17,592
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $45,875)                                              68,940

OTHER ASSETS AND LIABILITIES,
NET - 0.0%                                                                  5
                                                                 ------------

NET ASSETS - 100.0%                                                    68,945
                                                                 ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Domestic Equities                                            74.5
International Equities                                       25.5
                                                  ---------------
Total Investments                                           100.0
Other Assets and Liabilities, Net                              --
                                                  ---------------

                                                            100.0
                                                  ===============

See accompanying notes which are an integral part of the financial statements.

 4  Schedule of Investments

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands
--------------------------------------------------------------------------------

ASSETS
Investments at market (identified cost $45,875).....................................    $               68,940
Receivables:
   Fund shares sold.................................................................                        19
   From Adviser.....................................................................                        30
Prepaid expenses....................................................................                        16
                                                                                        ----------------------

Total assets........................................................................                    69,005
                                                                                        ----------------------

LIABILITIES
Payables:
      Investments purchased.................................    $                 15
      Fund shares redeemed..................................                       9
      Accrued fees to affiliates............................                      18
      Other accrued expenses................................                      18
                                                                --------------------

Total liabilities...................................................................                        60
                                                                                        ----------------------

NET ASSETS..........................................................................    $               68,945
                                                                                        ======================

Net Assets Consist of:
Undistributed (overdistributed) net investment income...............................    $                   50
Accumulated net realized gain (loss)................................................                   (17,005)
Unrealized appreciation (depreciation) on investments...............................                    23,065
Shares of beneficial interest.......................................................                        64
Additional paid-in capital..........................................................                    62,771
                                                                                        ----------------------

NET ASSETS..........................................................................    $               68,945
                                                                                        ======================

NET ASSET VALUE, offering and redemption price per share:
   Class C ($18,667,944 divided by 1,754,928 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $                10.64
                                                                                        ======================
   Class S ($50,276,969 divided by 4,609,022 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $                10.91
                                                                                        ======================

  See accompanying notes which are an integral part of the financial statements.

                                          Statement of Assets and Liabilities  5

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2006 (UNAUDITED)

Amounts in thousands
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income distributions from Underlying Funds.......................................    $                  484

EXPENSES
   Advisory fees............................................    $                 64
   Administrative fees......................................                      16
   Custodian fees...........................................                       9
   Distribution fees - Class C..............................                      63
   Transfer agent fees......................................                      48
   Professional fees........................................                      17
   Registration fees........................................                      22
   Shareholder servicing fees - Class C.....................                      21
   Trustees' fees...........................................                       1
   Printing fees............................................                       1
   Miscellaneous............................................                       1
                                                                --------------------

   Expenses before reductions...............................                     263
   Expense reductions.......................................                    (179)
                                                                --------------------

Net expenses........................................................................                        84
                                                                                        ----------------------
Net investment income (loss)........................................................                       400
                                                                                        ----------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments......................................................................                       155
   Capital gain distributions from Underlying Funds.................................                       731
                                                                                        ----------------------

Net realized gain (loss)............................................................                       886

Net change in unrealized appreciation (depreciation) on investments.................                     6,815
                                                                                        ----------------------

Net realized and unrealized gain (loss).............................................                     7,701
                                                                                        ----------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............................    $                8,101
                                                                                        ======================

See accompanying notes which are an integral part of the financial statements.

 6  Statement of Operations

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS              FISCAL YEAR
                                                                       ENDED                    ENDED
                                                                   APRIL 30, 2006            OCTOBER 31,
AMOUNTS IN THOUSANDS                                                (UNAUDITED)                  2005
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss).............................    $                400    $                  373
   Net realized gain (loss).................................                     886                       348
   Net change in unrealized appreciation (depreciation).....                   6,815                     5,222
                                                                --------------------    ----------------------
Net increase (decrease) in net assets from operations.......                   8,101                     5,943
                                                                --------------------    ----------------------

DISTRIBUTIONS
   From net investment income
      Class S...............................................                    (350)                     (338)
                                                                --------------------    ----------------------

Net decrease in net assets from distributions...............                    (350)                     (338)
                                                                --------------------    ----------------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share
     transactions...........................................                   3,797                     4,318
                                                                --------------------    ----------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS.................                  11,548                     9,923

NET ASSETS
   Beginning of period......................................                  57,397                    47,474
                                                                --------------------    ----------------------
   End of period (including undistributed (overdistributed)
     net investment income of $50 and $0, respectively).....    $             68,945    $               57,397
                                                                ====================    ======================

  See accompanying notes which are an integral part of the financial statements.

                                           Statement of Changes in Net Assets  7

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS C

For a Share Outstanding Throughout Each Period.

                                                                              FISCAL YEAR ENDED OCTOBER 31,
                                                         ------------------------------------------------------------------------
                                             2006*          2005           2004           2003           2002            2001
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
   PERIOD.............................    $      9.39    $      8.44    $      7.61    $      6.15    $      7.29    $       9.73
                                          -----------    -----------    -----------    -----------    -----------    ------------

INCOME FROM OPERATIONS
   Net investment income (loss)
      (a)(b)..........................            .02             --(g)        (.02)          (.02)          (.05)           (.06)
   Net realized and unrealized gain
      (loss)..........................           1.23            .95            .86           1.48          (1.03)          (2.38)
                                          -----------    -----------    -----------    -----------    -----------    ------------
      Total from investment
         operations...................           1.25            .95            .84           1.46          (1.08)          (2.44)
                                          -----------    -----------    -----------    -----------    -----------    ------------

DISTRIBUTIONS
   From net investment income.........             --             --           (.01)            --             --              --
   From net realized gain.............             --             --             --             --           (.06)             --
                                          -----------    -----------    -----------    -----------    -----------    ------------
      Total distributions.............             --             --           (.01)            --           (.06)             --
                                          -----------    -----------    -----------    -----------    -----------    ------------

NET ASSET VALUE, END OF PERIOD........    $     10.64    $      9.39    $      8.44    $      7.61    $      6.15    $       7.29
                                          ===========    ===========    ===========    ===========    ===========    ============

TOTAL RETURN (%) (c)..................          13.31          11.26          10.99          23.74         (14.94)         (25.08)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in
      thousands)......................         18,668         14,801         12,766         11,523         10,130           8,104
   Ratios to average net assets (%):
      Operating expenses, net
         (d)(f).......................           1.00           1.00           1.00           1.00           1.00            1.00
      Operating expenses, gross
         (d)(e).......................           1.56           1.55           1.58           1.72           1.64            1.77
      Net investment income (loss)
         (c)(f).......................            .22           (.03)          (.19)          (.25)          (.68)           (.73)
   Portfolio turnover rate (%) (c)....           4.28          12.46          21.28          59.50          52.55           30.55

*     For the six months ended April 30, 2006 (Unaudited).
(a)   Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the Underlying Funds in which the Fund invests.
(c)   Periods less than one year are not annualized.
(d)   The ratios for periods less than one year are annualized.
(e) The calculation includes those expenses charged directly to the Funds, including those fees of the Funds pushed down to the Underlying Funds through June 30, 2005, as described in Note 4 to the financial statements.
(f) May reflect amounts waived and/or reimbursed by FRIMCo as the investment adviser and transfer agent. Expenses are shown net of those expenses pushed down to Underlying Funds through June 30, 2005, as described in
      Note 4 to the financial statements.
(g)   Less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

 8  Financial Highlights - Class C

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS S

For a Share Outstanding Throughout Each Period.

                                                                              FISCAL YEAR ENDED OCTOBER 31,
                                                         ------------------------------------------------------------------------
                                             2006*          2005           2004           2003           2002            2001
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
   PERIOD.............................    $      9.65    $      8.67    $      7.80    $      6.27    $      7.38    $       9.77
                                          -----------    -----------    -----------    -----------    -----------    ------------

INCOME FROM OPERATIONS
   Net investment income (loss)
      (a)(b)..........................            .08            .09            .07            .05            .03             .02
   Net realized and unrealized gain
      (loss)..........................           1.26            .97            .87           1.52          (1.06)          (2.39)
                                          -----------    -----------    -----------    -----------    -----------    ------------
      Total from investment
         operations...................           1.34           1.06            .94           1.57          (1.03)          (2.37)
                                          -----------    -----------    -----------    -----------    -----------    ------------

DISTRIBUTIONS
   From net investment income.........           (.08)          (.08)          (.07)          (.04)          (.02)           (.02)
   From net realized gain.............             --             --             --             --           (.06)             --
                                          -----------    -----------    -----------    -----------    -----------    ------------
      Total distributions.............           (.08)          (.08)          (.07)          (.04)          (.08)           (.02)
                                          -----------    -----------    -----------    -----------    -----------    ------------

NET ASSET VALUE, END OF PERIOD........    $     10.91    $      9.65    $      8.67    $      7.80    $      6.27    $       7.38
                                          ===========    ===========    ===========    ===========    ===========    ============

TOTAL RETURN (%) (c)..................          13.92          12.31          12.14          25.09         (14.10)         (24.27)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in
      thousands)......................         50,277         42,596         34,708         32,861         29,968          34,661
   Ratios to average net assets (%):
      Operating expenses, net
         (d)(f).......................             --             --             --             --             --              --
      Operating expenses, gross
         (d)(e).......................            .56            .55            .58            .72            .64             .77
      Net investment income (loss)
         (c)(f).......................            .76            .95            .87            .77            .39             .29
   Portfolio turnover rate (%) (c)....           4.28          12.46          21.28          59.50          52.55           30.55

*     For the six months ended April 30, 2006 (Unaudited).
(a)   Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the Underlying Funds in which the Fund invests.
(c)   Periods less than one year are not annualized.
(d)   The ratios for periods less than one year are annualized.
(e) The calculation includes those expenses charged directly to the Funds, including those fees of the Funds pushed down to the Underlying Funds through June 30, 2005, as described in Note 4 to the financial statements.
(f) May reflect amounts waived and/or reimbursed by FRIMCo as the investment adviser and transfer agent. Expenses are shown net of those expenses pushed down to Underlying Funds through June 30, 2005, as described in
      Note 4 to the financial statements.
(g)   Less than $.01 per share.

  See accompanying notes which are an integral part of the financial statements.
                                               Financial Highlights - Class S  9

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company" or "FRIC") is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on one of these Funds (the "Fund"). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   On or about July 1, 2006, Frank Russell Investment Company expects to change its name to Russell Investment Company, and Frank Russell Investment Management Company expects to change its name to Russell Investment Management Company.

   The Fund allocates its assets by investing in a combination of Class S shares of other of the Investment Company's Funds (the "Underlying Funds"). Frank Russell Investment Management Company ("FRIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and modify the selection of Underlying Funds for the Fund from time to time. From time to time, the Fund may adjust its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, the Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, the Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table below:

                                           ASSET ALLOCATION
      ASSET CLASS/UNDERLYING FUNDS              TARGETS
------------------------------------------------------------
   Equities
      US Equities
         Tax-Managed Large Cap Fund                50%
         Tax-Managed Mid & Small Cap Fund          15
         Quantitative Equity Fund                  10
      International Equities
         International Securities Fund             20
         Emerging Markets Fund                      5
                                                  ---
                                                  100

   Investment Objectives of the Underlying Funds:

   Tax-Managed Large Cap Fund

   Seeks to provide long term capital growth on an after-tax basis.

   Tax-Managed Mid & Small Cap Fund

   Seeks to provide long term capital growth on an after-tax basis.

   Quantitative Equity Fund

   Seeks to provide long term capital growth.

   International Securities Fund

   Seeks to provide long term capital growth.

 10  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Emerging Markets Fund

   Seeks to provide long term capital growth.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   Security Valuation

   The Fund values its portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

   The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.

   Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - Equity securities traded on a national securities foreign exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

                                               Notes to Financial Statements  11

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   This policy is intended to assure that the Underlying Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund's net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

   Because foreign securities can trade on a non-business days, the net asset value of a Fund's portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

   Investment Income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Federal Income Taxes

   Since the Investment Company is a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Fund.

   Dividends and Distributions to Shareholders

   Income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to wash sale deferrals and capital loss carryforwards. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   Expenses

   Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Fund will vary.

 12  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Class Allocation

   The Fund presented herein offers the following classes of shares: Class C and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Guarantees

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended April 30, 2006, the Fund had purchases and sales of the Underlying Funds of $7,436,015 and $2,735,786, respectively.

4. RELATED PARTIES

   Adviser and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager evaluation services to FRIMCo.

   The Fund is charged an advisory fee equal to 0.20% of average daily net assets. For the six months ended April 30, 2006, the Adviser contractually agreed to waive the advisory fee at least through February 28, 2007. The Adviser does not have the ability to recover amounts waived from the six months ended April 30, 2006, or previous periods. The administrative fee was charged to the Underlying Funds in accordance with the special servicing agreements discussed below.

   Direct operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. Until June 30, 2005, the foregoing direct operating expenses were borne either by the Underlying Funds in which a Fund invests pursuant to Special Servicing Agreements (described below) between the Fund, Underlying Funds and FRIMCo or by FRIMCo pursuant to a Letter Agreement. Direct operating expenses also include expenses attributable to advisory fees (which are currently waived by FRIMCo), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by the Fund or its appropriate Classes of Shares.

   Special Servicing Agreement

   The special servicing agreement was entered into in February 1999 by the Adviser and was approved annually by the Funds' Board of Trustees. The special servicing agreement was between the Tax-Managed Global Equity Fund and the Underlying Funds in which the Fund invests. In accordance with the special servicing agreement, certain expenses from the operation of the Fund were borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund. No Underlying Funds were charged expenses that exceeded the estimated savings to each respective Underlying Fund. These estimated savings appeared in the form of reduced transfer agent costs resulting from the elimination of separate shareholder accounts which were invested in the Underlying Funds. Rather than having each investor open a shareholder account to invest individually in the Underlying Funds, the Fund acted as an omnibus account combining thousands of individual shareholder accounts into a single account. This benefited the Underlying Funds, by significantly reducing the number of shareholder accounts that needed to be maintained, and by the omnibus account's netting out the trades of individual shareholders to a point where the Fund only executed one trade each day with each Underlying Fund. In the event that the financial benefits to the Underlying Funds did not exceed aggregate expenses of the Fund, the Adviser reimbursed the respective Underlying Funds. This arrangement was discontinued June 30, 2005.

                                               Notes to Financial Statements  13

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Effective July 1, 2005, FRIMCo, as transfer agent, has agreed to waive its transfer agency fees and to reimburse the Funds for all direct operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, non-recurring expenses and extraordinary expenses. The agreement to reimburse expenses extends through February 28, 2007 and may be renewed thereafter. If this arrangement is discontinued, Fund expenses may increase.

   For the period ended April 30, 2006, the amount reimbursed by FRIMCo as transfer agent amounted to $114,820.

   Transfer Agent

   FRIMCo serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, FRIMCo is paid a fee for transfer agency and dividend disbursing services provided to the Fund. FRIMCo retains a portion of this fee for its services provided to the Fund and pays the balance to unaffiliated agents who assist in providing these services. Total fees for the Fund for the period ended April 30, 2006 were $47,849. Until June 30, 2005, the Underlying Funds and FRIMCo as transfer agent have borne this expense pursuant to the special servicing arrangements described above. Effective July 1, 2005, FRIMCo has agreed to waive its transfer agency fees for the Fund through at least February 28, 2007.

   Distributor and Shareholder Servicing

   Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly-owned subsidiary of FRIMCo, serves as distributor for all Investment Company portfolio shares, including Class C and Class S shares of the Fund.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of the Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Fund may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C shares of the Fund. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C shares on an annual basis.

   Accrued fees payable to affiliates for the six months ended were as follows:

                                              TAX-MANAGED
                                             GLOBAL EQUITY
   ----------------------------------------------------------
   Administration fees                    $             2,805
   Distribution fees                                   11,184
   Shareholder servicing fees                           3,716
   Trustee fees                                            74
                                          -------------------
                                          $            17,779
                                          ===================

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company, which has 34 Funds, and Russell Investment Funds ("RIF"), which has five Funds. Each of the Trustees is a Trustee for both FRIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $52,000 per year, $6,500 ($5,000 prior to January 1, 2006) for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Audit Committee meeting, Nominating and Governance Committee meeting or Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $500 fee for attending the meetings (quarterly, special, committee) by phone instead of receiving the full fee had the member attended in person. Trustees' out of pocket expenses are also paid by the Russell Fund Complex. During the period, the Audit Committee Chair was paid a fee of $12,000 per year and the Nominating and Governance Committee chair and the Investment Committee chairs were each paid a fee of $6,000 per year. The chairperson of the Board receives an additional $52,000 per year.

 14  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Transactions With Affiliated Companies

   An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the six months ended April 30, 2006 with Underlying Funds which are or were an affiliated company are as follows:

                                              PURCHASE                 SALES                 INCOME              CAPITAL GAINS
   AFFILIATE                                    COST                   COST               DISTRIBUTIONS          DISTRIBUTIONS
   ------------------------------------------------------------------------------------------------------------------------------
   Tax-Managed Large Cap Fund            $         3,931,359    $           483,082    $           230,940    $                --
                                         ===================    ===================    ===================    ===================

5. FEDERAL INCOME TAXES

   The Fund may have a net tax basis capital loss carryforward which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At October 31, 2005, available capital carryforwards and expiration dates are as follows:

                                               10/31/10              10/31/11                TOTAL
   ------------------------------------------------------------------------------------------------------
   Tax-Managed Global Equity              $         1,796,944   $         3,565,354   $         5,362,298

   At April 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

   Cost of Investments                    $     58,399,080
                                          ================
   Unrealized Appreciation                $     10,541,121
   Unrealized Depreciation                              --
                                          ----------------
   Net Unrealized Appreciation
      (Depreciation)                      $     10,541,121
                                          ================

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the period ended April 30, 2006 and the year ended October 31, 2005 were as follows:

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
   TAX-MANAGED GLOBAL EQUITY                      -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 282                 293   $           2,851   $           2,676
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (103)               (229)             (1,047)             (2,085)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   179                  64               1,804                 591
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                                 397               1,110               4,084              10,337
      Proceeds from reinvestment of
         distributions                                           32                  35                 332                 328
      Payments for shares redeemed                             (233)               (736)             (2,423)             (6,938)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   196                 409               1,993               3,727
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                 375                 473   $           3,797   $           4,318
                                                  =================   =================   =================   =================

                                               Notes to Financial Statements  15

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

7. LINE OF CREDIT

   The Investment Company has a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Investment Company is charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Investment Company's Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Fund may borrow up to a maximum of 33.33% of the value of its net assets under the agreement. The agreement will expire December 20, 2006 and may be renewed at that time. The Funds did not have any drawdowns for the six months ended April 30, 2006.

8. RECORD OWNERSHIP

   As of April 30, 2006, the Fund had one shareholder of record with greater than 10% of the total outstanding shares of the Fund in the amount of 16.8%.

 16  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)

--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo (the "FRIMCo Agreement") and the portfolio management contract with each Money Manager of the Underlying Funds (collectively, the "portfolio management contracts") at a meeting held on April 18, 2006. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Fund and the Underlying Funds, sales and redemptions of the Fund's and the Underlying Funds' shares, and the management of the Fund and Underlying Funds by FRIMCo. In preparation for the annual review, the Independent Trustees, with the advice and assistance of independent counsel, also requested and the Board considered (1) information and reports prepared by FRIMCo relating to the services provided by FRIMCo (and its affiliates) to the Fund and the Underlying Funds, including information requested by the Independent Trustees; (2) information (the "Third-Party Information") received from an independent, nationally recognized provider of investment company information comparing the performance of the Fund and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by FRIMCo believed by the provider to be generally comparable in investment objectives and size to the Fund and the Underlying Funds; and (3) an analysis of the Third-Party Information prepared by FRIMCo (the "FRIMCo Analysis" and, with the other information requested by the Independent Trustees or provided by FRIMCo in connection with the Board's consideration of the portfolio management contracts, the "Agreement Renewal Information") addressing, among other things, performance and expense differentials between the Fund and Underlying Funds and their respective Comparable Funds. The Independent Trustees also received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuances.

On April 17, 2006, the Independent Trustees met in person to review the Agreement Renewal Information in a private session with independent counsel at which no representatives of FRIMCo or management were present. At the April 18 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the FRIMCo Agreement and the portfolio management contracts with management and independent counsel to the Independent Trustees. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analysis received from FRIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. FRIMCo has engaged multiple Money Managers for all Underlying Funds.

The Board considered that FRIMCo (rather than any Money Manager) is responsible under the FRIMCo Agreement for allocating assets of each Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each Underlying Fund. Assets of each Underlying Fund have been allocated among the multiple Money Managers selected by FRIMCo, subject to Board approval, for that Underlying Fund. FRIMCo manages directly a portion of certain Underlying Fund's assets as described below and otherwise exercises investment discretion over the portion of each Underlying Fund's assets that FRIMCo determines not to allocate to the money managers and for each Underlying Fund's cash reserves by selecting the individual portfolio securities for those portions of assets. FRIMCo may also directly manage portions of an Underlying Fund during transitions between money managers.

FRIMCo is responsible for selecting Money Managers for each Underlying Fund and for determining allocations and reallocations of assets among the Money Managers. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by FRIMCo in accordance with the Underlying Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund's investment objective and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, FRIMCo is responsible for recommending to the Board the restructuring of Underlying Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on FRIMCo's research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money

                         Basis for Approval of Investment Advisory Contracts  17

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

Managers for an Underlying Fund in a complementary manner. Therefore, FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Underlying Fund. The performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by FRIMCo in the Underlying Fund's investment activities and any constraints placed by FRIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods reflects in great part the performance of FRIMCo in designing the Underlying Fund's investment program, structuring Underlying Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund.

The Board also considered that the prospectuses for the Fund and the Underlying Funds and other public disclosures emphasize to investors FRIMCo's role as the principal investment manager for each Underlying Fund, rather than the investment selection role of the Underlying Funds' Money Managers, and describe the manner in which the Fund and Underlying Funds operate so that investors may take the information into account when deciding to purchase shares of the Fund.

The Board also considered the special expertise of FRIMCo with respect to the manager-of-managers structure of the Underlying Funds in which the Fund invests and the likelihood that, at the current expense ratio of each such Underlying Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager-of-managers strategy of each such Underlying Fund selected by shareholders in purchasing their shares of the Fund or an Underlying Fund.

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to the Fund and Underlying Fund, various specific factors in evaluating renewal of the FRIMCo Agreement, including the following:

1. The nature, scope and quality of the services provided to the Fund and the Underlying Funds by FRIMCo;

2. The advisory fee paid by the Fund or Underlying Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3. Information provided by FRIMCo as to other fees and benefits received by FRIMCo or its affiliates from the Fund or Underlying Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by FRIMCo as to expenses incurred by the Fund or Underlying Fund; and

5. Information provided by FRIMCo as to the profits that FRIMCo derives from its mutual fund operations generally and from the Fund and each Underlying Fund.

At the April 18 Board meeting, FRIMCo and management reviewed the reasonableness of the Fund's and Underlying Funds' investment advisory fees. In discussing whether the Fund's Underlying Funds' performance supported these fees, FRIMCo noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives. With respect to the Underlying Funds, these strategies included strategies which seek to achieve a lower tracking error (i.e. the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than Comparable Funds. According to FRIMCo, these strategies may be expected to result, and for certain Underlying Funds during the periods covered by the Third-Party Information did result, in lower relative performance than that of some of their respective Comparable Funds and, consequently, lower relative performance of the Fund than that of some of its respective Comparable Funds. FRIMCo stated that the strategies pursued by the Underlying Funds are intended to result in less volatile, more moderate returns relative to each Underlying Fund's performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time. FRIMCo stated that the Fund has a lower exposure to certain asset classes and investment styles than some of its respective Comparable Funds and, as a result, the Fund had lower relative performance than that of some of its Comparable Funds during the periods covered by the Third-Party Information.

On the basis of the Agreement Renewal Information, including the FRIMCo Analysis, and other information previously received by the Board from FRIMCo during the course of the year or presented at the Board meeting by FRIMCo, the Board, in respect of the Fund and Underlying Fund, found the advisory fee charged by FRIMCo to be reasonable in light of the nature, scope and quality of the services provided to the Fund or Underlying Funds, after giving effect to waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds. The Board also determined that the

 18  Basis for Approval of Investment Advisory Contracts

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

relative expense ratio of the Fund and each Underlying Fund was comparable to those of its Comparable Funds; FRIMCo's methodology of allocating expenses of operating funds in the complex was reasonable; and FRIMCo's profitability with respect to the Fund and each Underlying Fund was not excessive in light of the nature, scope and quality of the services provided by FRIMCo.

The Board concluded that the performance of the Fund and the Underlying Funds supported continuation of the FRIMCo Agreement, again based upon the Agreement Renewal Information, including the FRIMCo Analysis, and other information previously received by the Board from FRIMCo during the course of the year or presented at the Board meeting by FRIMCo. In evaluating performance, the Board considered the Fund's and Underlying Fund's absolute performance and its performance relative to appropriate benchmarks and indices and its Comparable Funds. In evaluating the Underlying Funds' performance, the Board also considered FRIMCo's investment strategy of managing the Underlying Funds in a risk aware manner.

The Board considered for the Fund and Underlying Fund whether economies of scale have been realized and whether the fees for the Fund or Underlying Fund appropriately reflect or should be revised to reflect any such economies. In its deliberations, the Board noted its findings reached at a meeting held on February 28, 2006 that the investment advisory fees for the Fund and each Underlying Fund appropriately reflect any economies of scale realized by the Fund or Underlying Fund. Its findings at the earlier meeting were based upon information and analyses prepared by FRIMCo, including information as to variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds. The Trustees considered that fees payable to FRIMCo by institutional clients with investment objectives similar to those of the Underlying Funds are lower, and may, in some cases, be substantially lower, than the rates paid by the Underlying Funds. FRIMCo reviewed with the Trustees the differences in the scope of services it provides to institutional clients and the Underlying Funds. For example, institutional clients have fewer administrative needs than the Underlying Funds. It was further noted that since the Underlying Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

In voting to approve the continuation of the FRIMCo Agreement on its current terms and conditions for the Fund and each Underlying Fund, the Board, after considering the foregoing and other relevant factors, determined that continuation of the FRIMCo Agreement was in the best interests of the Fund and the Underlying Funds and their respective shareholders.

With respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from FRIMCo reporting for each Money Manager, among other things, the Money Manager's performance over various periods; FRIMCo's assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and FRIMCo or Russell Fund Distributors, Inc., the Fund's and Underlying Funds' underwriter; and FRIMCo's recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. FRIMCo recommended that each Money Manager be retained at its current fee rate. FRIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm's-length negotiations with FRIMCo; FRIMCo is aware of the fees charged by Money Managers to other clients; and FRIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted FRIMCo's explanation in light of the Board's findings as to the aggregate investment advisory fees paid by the Fund and Underlying Fund and the fact that each Money Manager's fee is paid by FRIMCo.

Based substantially upon FRIMCo's recommendations together with the information received from FRIMCo in support of its recommendations, the Board concluded that the fees paid to the Money Managers of each Underlying Fund were reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management agreement with each Money Manager of each Underlying Fund was in the best interests of the Fund and its shareholders.

During 2005 and 2006, the Trustees received proposals from FRIMCo to manage directly approximately up to 10% of the assets of the Quantitative Equity Fund and the International Securities Fund (each a "Participating Underlying Fund") utilizing a "select holdings strategy" pursuant to the terms of the FRIMCo Agreement, the actual allocation to be determined by each Participating Underlying Fund's FRIMCo portfolio manager. Under this strategy, FRIMCo analyzes the holdings of a Participating Underlying Fund's Money Managers to identify particular stocks that are concurrently overweighted by the Money Managers. FRIMCo uses a proprietary model to rank these stocks. Based on this ranking, FRIMCo will purchase additional shares of certain stocks for the Participating Underlying Fund. The strategy is designed to increase the Participating Underlying Fund's exposure to stocks that are collectively viewed as attractive by multiple Money Managers of a Participating Underlying Fund. Implementation of this strategy

                         Basis for Approval of Investment Advisory Contracts  19

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

includes periodic rebalancing of the Participating Underlying Fund's holdings. In connection with FRIMCo's proposals, the Trustees received and considered information from FRIMCo regarding the potential enhancements to the Participating Underlying Fund's performance based upon FRIMCo's experience in employing the same strategy for other types of investment accounts under its management. The Trustees also considered that FRIMCo would not be required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by FRIMCo generally and from the Participating Underlying Fund consequently may increase incrementally. The Board, however, considered FRIMCo's advice that it will pay certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and expects to incur additional costs in implementing and carrying out the select holdings strategy; the limited amount of assets that would be managed directly by FRIMCo pursuant to the select holdings strategy; the fact that the aggregate investment advisory fees paid by the Participating Underlying Fund would not increase as a result of the implementation of the select holdings strategy. FRIMCo has advised the Board that the select holdings strategy has been implemented for the Quantitative Equity Fund, although a reasonable period of time is needed to evaluate fairly its impact on those Participating Underlying Funds' performance, and is expected to be implemented in the International Securities Fund in the second quarter of 2006. Based upon the information received from FRIMCo during 2005 and 2006 in connection with its select holdings strategy proposals, the Agreement Renewal Information and additional discussion at the April 18 meeting concerning the select holdings strategy, the Board in the case of the Participating Underlying Funds concluded that the investment advisory fees paid to FRIMCo by each such Underlying Fund under the FRIMCo Agreement in connection with the select holdings strategy continue to be reasonable in light of the nature and anticipated quality of the investment advisory services to be rendered by FRIMCo.

In their deliberations, the Trustees did not identify any particular information as to the FRIMCo Agreement or, other than FRIMCo's recommendation, the portfolio management agreement with any Money Manager of an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of the Fund and each Underlying Fund.

 20  Basis for Approval of Investment Advisory Contracts

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available
(i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Fund at (800) 787-7354.

                             Shareholder Requests for Additional Information  21

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 34 funds, and Russell Investment Funds ("RIF"), which has five funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   No. of
                                                                                                 Portfolios
                                                                                                 in Russell
                            Position(s) Held                                                        Fund
       Name,                 with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,                   Length of            of                   During the               Overseen      Directorships Held
      Address                 Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.              Trustee since     Appointed until  - Chairman of the Board, FRC          39         None
 Phillips,                  2002              successor is     - 1990-2003, President, FRC
 Born January 20,                             duly elected     - 1993-2003, CEO, FRC
 1948                                         and qualified.   - Trustee, FRIC and RIF
                                                               - Director, FRTC; Frank
 909 A Street                                                    Russell Investments (Suisse)
 Tacoma, Washington                                              S.A. (global investment
 98402-1616                                                      services); Frank Russell
                                                                 Company Limited (consultant
                                                                 to institutional investors
                                                                 in Europe and the UK)
                                                               - Chairman of the Board and
                                                                 President, Russell 20-20
                                                                 Association; and Frank
                                                                 Russell Investments
                                                                 (Delaware), Inc. (general
                                                                 partner in various limited
                                                                 partnerships ("FRIDI"))
----------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
 **Thaddas L. Alston,       Trustee since     Appointed until  - Senior Vice President, Larco        39         None
   Born April 7,            2006              successor is       Investments, Ltd.
   1945                                       duly
                                              elected and
                                              qualified
   909 A Street
   Tacoma,  Washington
   98402-1616
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,          Trustee since     Appointed until  - President, Anderson                 39         None
 Born October 15,           1984              successor is       Management Group LLC
 1931                                         duly elected       (private investments
                            Chairman of the   and qualified      consulting)
 909 A Street               Nominating and                     - February 2002 to June 2005,
 Tacoma, Washington         Governance        Appointed until    Lead Trustee, FRIC and RIF
 98402-1616                 Committee since   successor is
                            2006              duly elected
                                              and qualified
----------------------------------------------------------------------------------------------------------------------------------



 * Mr. Phillips is also an officer and/or director of one or more affiliates of FRIC and RIF and is therefore an interested trustee.
**  Mr. Alston was elected to the Board of Trustees effective May 1, 2006.

 22  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         39         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                      Chairperson       and qualified    - Director and Chairman of the                     company);
 909 A Street         since 2005                           Audit Committee, Avista                        - Director, Avista
 Tacoma, Washington                     Annual             Corp.                                            Corp
 98402-1616                                              - Trustee and Chairman of the
                                                           Operations and Distribution
                                                           Committee, WM Group of Funds
                                                         - February 2002 to June 2005,
                                                           Chairman of the Audit
                                                           Committee, FRIC and RIF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy   Trustee since     Appointed until  - June 2004 to present, Senior        39         None
 Born June 6, 1946    2003              successor is       Vice President and Chief
                                        duly elected       Financial Officer, Waddell &
 909 A Street         Chairman of       and qualified      Reed Financial, Inc.
 Tacoma, Washington   Audit Committee                    - 2003, Retired
 98402-1616           since 2005        Appointed until  - 2001-2003, Vice President
                                        successor is       and Chief Financial Officer,
                                        duly elected       Janus Capital Group Inc.
                                        and qualified    - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine        Trustee since     Appointed until  - President and Chief                 39         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - President, Simpson                  39         None
 Tennison, Jr.        2000              successor is       Investment Company and
 Born December 21,                      duly elected       several additional
 1955                                   and qualified.     subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------

Mr. Michael Phillips is the Chairman of the Board of Frank Russell Company which controls FRIMCo, the investment adviser of the Funds. He is also an Interested Trustee of the Funds. On May 26, 2005, Mr. Phillips became a director of Simpson Investment Company, a privately held company. Mr. Raymond P. Tennison, Jr., an Independent Trustee of the Funds is the President of Simpson Investment Company.

                              Disclosure of Information about Fund Directors  23

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Jack Thompson,       Trustee since     Appointed until  - September 2003 to present,          39         - Director, Sparx
 Born March 21, 1949  2005              successor is       Independent Board Chair and                      Japan Fund
                                        duly elected       Chairman of the Audit
 909 A Street                           and qualified      Committee, Sparx Japan Fund
 Tacoma, Washington                                      - May 1999 to May 2003,
 98402-1616                                                President, Chief Executive
                                                           Officer and Director, Berger
                                                           Financial Group, LLC
                                                         - May 1999 to May 2003,
                                                           President and Trustee,
                                                           Berger Funds
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  39         None
 Born October 2,      2002              successor is     - 1987 to 2002, Director,
 1943                                   duly elected       Smith Barney Fundamental
                      Chairperson of    and qualified      Value Fund
 909 A Street         the Investment
 Tacoma, Washington   Committee since   Appointed until
 98402-1616           2006              successor is
                                        duly elected
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------
 TRUSTEES EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, Frank            39         None
  Jr.,                and Chairman      resignation or     Russell Company (investment
  Born July 3, 1932   Emeritus since    removal            consultant to institutional
                      1999                                 investors ("FRC")); and
  909 A Street                                             FRIMCo
  Tacoma, Washington                                     - Chairman Emeritus, FRIC and
  98402-1616                                               RIF; Frank Russell
                                                           Securities, Inc.
                                                           (broker-dealer and
                                                           investment adviser ("FRS"));
                                                           Russell 20-20 Association
                                                           (non-profit corporation);
                                                           and Frank Russell Trust
                                                           Company (non-depository
                                                           trust company ("FRTC"))
                                                         - Chairman, Sunshine
                                                           Management Services, LLC
                                                           (investment adviser)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  39         None
 Born December 1,     since 2003                         - Trustee of FRIC and RIF
 1919                                                      until 2002
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

* Mr. Russell is also a director emeritus of one or more affiliates of FRIC and RIF.

 24  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  39         None
 Born June 8, 1925    since 2004                         - Trustee of FRIC and RIF
                                                           until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee Emeritus  Five year term   - Retired since 1995                  39         None
 Born October 6,      since 2006                         - Trustee of FRIC and RIF
 1930                                                      until 2005
                                                         - Chairman of the Nominating
 909 A Street                                              and Governance Committee
 Tacoma, Washington                                        2001-2005
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  39         None
 Born May 5, 1926     since 2004                         - Trustee of FRIC and RIF
                                                           until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  25

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Cheryl Wichers                 Chief Compliance  Until removed    - Chief Compliance Officer, FRIC
 Born December 16, 1966         Officer since     by Independent   - Chief Compliance Officer, RIF
                                2005              Trustees         - Chief Compliance Officer, FRIMCo
 909 A Street                                                      - April 2002-May 2005, Manager, Global Regulatory
 Tacoma, Washington                                                  Policy
 98402-1616                                                        - 1998-2002, Compliance Supervisor, Russell Investment
                                                                     Group
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Greg J. Stark,                 President and     Until successor  - President and CEO, FRIC and RIF
 Born May 3, 1968               Chief Executive   is chosen and    - Chairman of the Board, President and CEO, FRIMCo
                                Officer since     qualified by     - Chairman of the Board, President and CEO, RFD
 909 A Street                   2004              Trustees         - Chairman of the Board and President, Russell
 Tacoma, Washington                                                  Insurance Agency, Inc. (insurance agency ("RIA"))
 98402-1616                                                        - Until 2004, Managing Director of Individual Investor
                                                                     Services, FRC
                                                                   - 2000 to 2004, Managing Director, Sales and Client
                                                                     Service, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer, Chief Accounting Officer and CFO, FRIC and
 Born November 26, 1963         Chief Accounting  is chosen and      RIF
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo, FRTC and RFD
 909 A Street                   1998              Trustees         - Treasurer and Principal Accounting Officer, SSgA
 Tacoma, Washington                                                  Funds
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Thomas F. Hanly,               Chief Investment  Until removed    - Chief Investment Officer, FRIC, RIF, FRC, FRTC
 Born November 17, 1964         Officer since     by Trustees      - Director and Chief Investment Officer, FRIMCo and RFD
                                2004                               - 1999 to 2003, Chief Financial Officer, FRC, FRIC and
 909 A Street                                                        RIF
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary since   Until successor  - General Counsel and Managing Director of Law and
 Born October 8, 1941           1994              is chosen and      Government Affairs, Secretary, FRC
                                                  qualified by
 909 A Street                                     Trustees
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

 26  Disclosure of Information about Fund Directors

TAX-MANAGED GLOBAL EQUITY FUND

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

TRUSTEES
 Thaddas L. Alston
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Jack R. Thompson
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, Ph.D.
 William E. Baxter
 Lee C. Gingrich
 Eleanor W. Palmer

OFFICERS
 Gregory J. Stark, President and Chief Executive Officer
 Cheryl Wichers, Chief Compliance Officer
 Thomas F. Hanly, Chief Investment Officer
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Karl J. Ege, Secretary

ADVISOR, ADMINISTRATOR, TRANSFER AND DIVIDEND DISBURSING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS OF UNDERLYING FUNDS AS OF JUNE 1, 2006

Quantitative Equity Fund
 Aronson + Johnson + Ortiz, LP, Philadelphia, PA
 Franklin Portfolio Associates, LLC, Boston, MA
 Goldman Sachs Asset Management, L.P., New York, NY
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

Tax-Managed Large Cap Fund
 J.P. Morgan Investment Management Inc., New York, NY
 Nicholas Applegate Capital Management LLC, San Diego, CA
 Palisades Investment Partners, LLC, Santa Monica, CA
 Sands Capital Management, Inc., Arlington, VA
 Turner Investment Partners, Inc., Berwyn, PA

Tax-Managed Mid & Small Cap Fund
 Chartwell Investment Partners, Berwyn, PA
 Netols Asset Management, Inc., Mequon, WI
 Parametric Portfolio Associates LLC, Seattle, WA
 Turner Investment Partners, Inc., Berwyn, PA
 Transamerica Investment Management, LLC, Dayton, OH

International Securities Fund
 AllianceBernstein L.P., New York, NY
 AQR Capital Management, LLC, Greenwich, CT
 Axiom International Investors LLC, Greenwich, CT
 Fidelity Management & Research Company, Boston, MA
 Marvin & Palmer Associates, Inc., Wilmington, DE
 MFS Institutional Advisors, Inc., Boston, MA
 Mondrian Investment Partners Limited, London, England
 The Boston Company Asset Management, LLC, Boston, MA
 Wellington Management Company, LLP, Boston, MA

Emerging Markets Fund
 AllianceBernstein L.P., New York, NY
 Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Genesis Asset Managers, LLP, Guernsey, Channel Islands
 Harding Loevner Management, L.P., Boston, MA

 T. Rowe Price International, Inc., Baltimore, MD

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers  27

                      (This page intentionally left blank)

(FRANK RUSSELL LOGO)

FRANK RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402

800-787-7354
Fax: 253-591-3495

www.russell.com

On or about July 1, 2006, Frank Russell Investment Company expects to change its name to Russell Investment Company, and Frank Russell Investment Management Company expects to change its name to Russell Investment Management Company. 36-08-092 (1 04/06)

RUSSELL FUNDS

2006 Semiannual Report

CLASS C, E, AND S SHARES

DIVERSIFIED EQUITY FUND
SPECIAL GROWTH FUND
QUANTITATIVE EQUITY FUND
INTERNATIONAL SECURITIES FUND
EMERGING MARKETS FUND
REAL ESTATE SECURITIES FUND
SHORT DURATION BOND FUND
DIVERSIFIED BOND FUND
MULTISTRATEGY BOND FUND
TAX EXEMPT BOND FUND
TAX-MANAGED LARGE CAP FUND
TAX-MANAGED MID & SMALL CAP FUND

CLASS C, E, I, AND S SHARES:

SELECT GROWTH FUND
SELECT VALUE FUND




APRIL 30, 2006




                                                            (FRANK RUSSELL LOGO)

Frank Russell Investment Company*

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on fourteen of these Funds.

Frank Russell Investment Management Company*

Responsible for overall management and administration of the Funds.

* On or about July 1, 2006, Frank Russell Investment Company expects to change its name to Russell Investment Company, and Frank Russell Investment Management Company expects to change its name to Russell Investment Management Company.

                                   [Blank Page]

                         Frank Russell Investment Company

                                  Russell Funds

                                Semiannual Report

                            April 30, 2006 (Unaudited)

                                Table of Contents

                                                                            Page
Diversified Equity Fund..............................................         3

Special Growth Fund..................................................        10

Quantitative Equity Fund.............................................        23

International Securities Fund........................................        31

Emerging Markets Fund................................................        48

Real Estate Securities Fund..........................................        60

Short Duration Bond Fund.............................................        64

Diversified Bond Fund................................................        79

Multistrategy Bond Fund..............................................       104

Tax Exempt Bond Fund.................................................       137

Tax-Managed Large Cap Fund...........................................       151

Tax-Managed Mid & Small Cap Fund.....................................       157

Select Growth Fund...................................................       166

Select Value Fund....................................................       173

Notes to Schedules of Investments....................................       180

Statement of Assets and Liabilities..................................       182

Statement of Operations..............................................       190

Statement of Changes in Net Assets...................................       194

Financial Highlights.................................................       198

Notes to Financial Highlights........................................       214

Notes to Financial Statements........................................       215

Basis for Approval of Investment Advisory Contracts..................       238

Shareholder Requests for Other Information...........................       242

Disclosure of Information about Fund Directors.......................       243

Manager, Money Managers and Service Providers........................       248

Frank Russell Investment Company - Russell Funds.

Copyright (c) Russell Investment Group 2006. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC. MEMBER NASD, PART OF RUSSELL INVESTMENT GROUP.

Effective July 1, 2006 Frank Russell Investment Company ("FRIC") will change its name to Russell Investment Company. FRIC Funds are distributed by Russell Fund Distributors, Inc., and advised by Frank Russell Investment Management Company ("FRIMCo"). Effective July 1, 2006 FRIMCo will change its name to Russell Investment Management Company.

Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                $     1,104.00      $     1,015.03
Expenses Paid During
Period*                       $        10.28      $         9.84

* Expenses are equal to the Fund's annualized expense ratio of 1.97% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                $     1,107.90      $     1,018.74
Expenses Paid During
Period*                       $         6.38      $         6.11

* Expenses are equal to the Fund's annualized expense ratio of 1.22% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                $     1,109.40      $     1,019.98
Expenses Paid During
Period*                       $         5.07      $         4.86

* Expenses are equal to the Fund's annualized expense ratio of 0.97% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                      Diversified Equity Fund  3

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.6%
Auto and Transportation - 4.2%
American Axle & Manufacturing Holdings, Inc. (N)       25,700             453
Autoliv, Inc.                                          17,700             979
BorgWarner, Inc.                                       16,100             978
Burlington Northern Santa Fe Corp.                    269,662          21,446
CH Robinson Worldwide, Inc.                            49,530           2,197
Cooper Tire & Rubber Co. (N)                           44,600             566
CSX Corp.                                             481,800          32,998
FedEx Corp.                                           130,606          15,037
General Motors Corp. (N)                               51,400           1,176
Honda Motor Co., Ltd. - ADR                           153,175           5,427
Lear Corp. (N)                                         41,900             988
Magna International, Inc. Class A (N)                   5,600             439
Navistar International Corp. (AE)(N)                  275,200           7,260
Norfolk Southern Corp.                                236,100          12,749
Southwest Airlines Co.                                110,550           1,793
Swift Transportation Co., Inc. (AE)(N)                 96,900           2,902
Toyota Motor Corp. - ADR (N)                           85,092           9,967
Union Pacific Corp.                                   118,618          10,819
United Parcel Service, Inc. Class B                   144,200          11,690
Visteon Corp. (AE)(N)                                 520,850           3,063
                                                                 ------------
                                                                      142,927
                                                                 ------------

Consumer Discretionary - 13.8%
Accenture, Ltd. Class A                               214,590           6,238
Activision, Inc. (AE)                                 288,650           4,096
Advance Auto Parts, Inc.                               73,800           2,968
Bed Bath & Beyond, Inc. (AE)                           87,300           3,348
Best Buy Co., Inc.                                     55,130           3,124
Blockbuster, Inc. Class A (N)                         332,200           1,561
Boyd Gaming Corp.                                      28,700           1,430
Carnival Corp.                                        323,200          15,132
CBS Corp. Class B                                     214,830           5,472
Cendant Corp.                                          10,500             183
Chipotle Mexican Grill, Inc. Class A (AE)(N)           70,826           3,696
Coach, Inc. (AE)                                      281,796           9,305
Convergys Corp. (AE)                                   33,300             648
Costco Wholesale Corp.                                 66,100           3,598
Dick's Sporting Goods, Inc. (AE)(N)                    40,000           1,686
eBay, Inc. (AE)                                       209,630           7,213
Electronic Arts, Inc. (AE)                            147,600           8,384
Estee Lauder Cos., Inc. (The) Class A (N)             147,500           5,475
Four Seasons Hotels, Inc. (N)                          55,788           3,014
GameStop Corp. Class A (AE)(N)                        174,480           8,236
Gannett Co., Inc.                                       8,700             479
Gap, Inc. (The)                                       216,840           3,923
Google, Inc. Class A (AE)                              98,190          41,038
GTECH Holdings Corp.                                   33,550           1,146

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hewitt Associates, Inc. Class A (AE)(N)               241,900           7,013
Hilton Hotels Corp.                                   319,650           8,611
Home Depot, Inc.                                      773,387          30,881
International Game Technology                         142,300           5,397
Interpublic Group of Cos., Inc. (AE)(N)                67,000             642
Jones Apparel Group, Inc.                              35,100           1,206
Kimberly-Clark Corp.                                   34,000           1,990
Kohl's Corp. (AE)                                     452,550          25,270
Las Vegas Sands Corp. (AE)                            139,444           9,037
Liberty Global, Inc. (AE) Series A                    134,247           2,780
Liberty Global, Inc. (AE) Series C                    146,747           2,931
Liberty Media Corp. Class A (AE)                    1,035,800           8,649
Limited Brands, Inc.                                   45,400           1,164
Liz Claiborne, Inc.                                     5,500             215
Lowe's Cos., Inc.                                     159,622          10,064
Mattel, Inc.                                           79,600           1,288
McDonald's Corp.                                    1,027,800          35,531
MGM Mirage                                            215,836           9,691
Monster Worldwide, Inc. (AE)                           48,520           2,785
Newell Rubbermaid, Inc.                               373,450          10,240
Nike, Inc. Class B                                    177,100          14,494
Nutri System, Inc. (AE)(N)                             42,600           2,891
Office Depot, Inc. (AE)                               141,100           5,726
OfficeMax, Inc.                                        48,300           1,869
Omnicom Group, Inc.                                   113,300          10,198
Quiksilver, Inc. (AE)(N)                              353,200           4,828
Scientific Games Corp. Class A (AE)(N)                127,850           4,870
Sears Holdings Corp. (AE)(N)                           74,400          10,691
Starbucks Corp. (AE)                                  250,205           9,325
Starwood Hotels & Resorts Worldwide, Inc. (o)         177,070          10,160
Station Casinos, Inc.                                  72,064           5,555
Target Corp.                                           96,957           5,148
Tech Data Corp. (AE)                                   23,500             863
Time Warner, Inc.                                     526,450           9,160
Urban Outfitters, Inc. (AE)                           180,400           4,185
VF Corp.                                               22,100           1,352
Viacom, Inc. Class B (AE)                             139,640           5,562
Wal-Mart Stores, Inc.                                 438,200          19,732
Walt Disney Co.                                       300,840           8,412
Wynn Resorts, Ltd. (AE)(N)                             54,973           4,184
XM Satellite Radio Holdings, Inc. Class A
   (AE)(N)                                             72,000           1,456
Yum! Brands, Inc.                                     111,226           5,748
                                                                 ------------
                                                                      463,187
                                                                 ------------

 4  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Consumer Staples - 5.9%
Altria Group, Inc.                                    667,980          48,869
Clorox Co.                                             25,000           1,605
Coca-Cola Co. (The)                                   151,800           6,370
Colgate-Palmolive Co.                                 233,600          13,810
ConAgra Foods, Inc. (N)                                32,100             728
CVS Corp.                                             178,700           5,311
Dean Foods Co. (AE)                                    74,400           2,947
Diageo PLC - ADR (N)                                  123,920           8,210
Kellogg Co.                                           133,560           6,185
Kroger Co. (The)                                       83,600           1,694
PepsiCo, Inc.                                         681,000          39,661
Procter & Gamble Co.                                  828,619          48,234
Reynolds American, Inc. (N)                            18,200           1,996
Safeway, Inc. (N)                                      48,400           1,216
Sara Lee Corp.                                         85,300           1,524
Tyson Foods, Inc. Class A                              38,900             568
UST, Inc. (N)                                          24,700           1,085
Walgreen Co.                                           53,164           2,229
Whole Foods Market, Inc.                               80,420           4,936
                                                                 ------------
                                                                      197,178
                                                                 ------------

Financial Services - 19.8%
ACE, Ltd.                                              13,300             739
Allstate Corp. (The)                                  259,390          14,653
American Express Co.                                  449,400          24,182
American International Group, Inc.                    663,435          43,289
AmSouth Bancorporation                                 12,500             362
Annaly Mortgage Management, Inc. (o)(N)               476,050           6,412
AON Corp.                                             260,800          10,930
Astoria Financial Corp. (N)                            28,350             888
Bank of America Corp.                               1,348,328          67,309
BB&T Corp.                                             25,500           1,095
Capital One Financial Corp.                           159,700          13,836
CB Richard Ellis Group, Inc. Class A (AE)              51,330           4,511
Charles Schwab Corp. (The) (AE)                       256,610           4,593
Chicago Mercantile Exchange Holdings, Inc.             27,409          12,553
Chubb Corp.                                           153,400           7,906
Cigna Corp.                                            35,410           3,789
Citigroup, Inc.                                       970,543          48,479
Comerica, Inc.                                         28,000           1,592
Commerce Bancorp, Inc. (N)                             89,400           3,606
Countrywide Financial Corp.                           587,950          23,906
Deluxe Corp. (N)                                       22,000             525
Fannie Mae                                            572,140          28,950
First Data Corp.                                       68,900           3,286
First Horizon National Corp. (N)                       31,500           1,336
Freddie Mac                                            73,250           4,473
Genworth Financial, Inc. Class A                      685,417          22,756
Global Payments, Inc.                                  69,650           3,304

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Golden West Financial Corp.                             7,600             546
Goldman Sachs Group, Inc.                             273,094          43,774
Hartford Financial Services Group, Inc.               276,000          25,373
Host Hotels & Resorts, Inc. (AE)(o)                   119,602           2,514
Hudson City Bancorp, Inc.                             105,000           1,408
Huntington Bancshares, Inc. (N)                        44,600           1,077
JPMorgan Chase & Co.                                1,196,323          54,289
KeyCorp                                                56,300           2,152
Lehman Brothers Holdings, Inc.                        113,137          17,101
Lincoln National Corp. (N)                             25,100           1,458
Loews Corp.                                            19,750           2,096
MBIA, Inc.                                             24,800           1,479
Merrill Lynch & Co., Inc.                             165,800          12,644
Metlife, Inc.                                         284,210          14,807
MGIC Investment Corp.                                  19,600           1,386
Morgan Stanley                                        107,600           6,919
Nasdaq Stock Market, Inc. (The) (AE)                  100,520           3,761
National City Corp.                                    68,890           2,542
North Fork Bancorporation, Inc.                       331,800           9,997
PartnerRe, Ltd. (N)                                     8,300             519
Paychex, Inc.                                         218,800           8,837
PMI Group, Inc. (The) (N)                              21,600             997
PNC Financial Services Group, Inc.                    127,840           9,137
Progressive Corp. (The) (N)                            26,135           2,836
RenaissanceRe Holdings, Ltd.                           66,675           2,804
SLM Corp.                                             114,819           6,072
Sovereign Bancorp, Inc. (N)                            27,550             611
St. Paul Travelers Cos., Inc. (The)                   429,270          18,901
SunTrust Banks, Inc.                                  123,850           9,577
Trizec Properties, Inc. (o)                           169,950           4,252
UBS AG                                                191,947          22,429
UnumProvident Corp. (N)                               127,500           2,590
US Bancorp                                             12,756             401
Wachovia Corp.                                         81,400           4,872
Washington Mutual, Inc. (N)                            97,630           4,399
Wells Fargo & Co.                                      19,800           1,360
XL Capital, Ltd. Class A                                8,300             547
                                                                 ------------
                                                                      665,724
                                                                 ------------

Health Care - 12.1%
Abbott Laboratories                                   344,200          14,711
Allergan, Inc.                                         34,150           3,508
AmerisourceBergen Corp.                               163,650           7,061
Amgen, Inc. (AE)                                      328,900          22,266
Amylin Pharmaceuticals, Inc. (AE)(N)                  147,194           6,410
AstraZeneca PLC - ADR                                 186,200          10,265
Baxter International, Inc.                            457,100          17,233
Biomet, Inc.                                           82,000           3,049

                                                      Diversified Equity Fund  5

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Boston Scientific Corp. (AE)                            2,750              64
Cardinal Health, Inc.                                 149,500          10,069
Caremark Rx, Inc.                                     291,480          13,277
Celgene Corp. (AE)(N)                                  99,740           4,205
Cerner Corp. (AE)(N)                                   99,470           3,944
Charles River Laboratories International, Inc.
   (AE)                                                65,100           3,076
Conor Medsystems, Inc. (AE)(N)                         43,700           1,180
Coventry Health Care, Inc. (AE)                       111,400           5,533
DaVita, Inc. (AE)                                     104,400           5,874
Eli Lilly & Co.                                       301,600          15,961
Express Scripts, Inc. (AE)                             40,490           3,164
Fisher Scientific International, Inc. (AE)             73,700           5,200
Genentech, Inc. (AE)                                  484,340          38,607
Genzyme Corp. (AE)                                     33,483           2,048
Gilead Sciences, Inc. (AE)                            149,200           8,579
Human Genome Sciences, Inc. (AE)(N)                   529,100           6,037
Intuitive Surgical, Inc. (AE)                          34,750           4,413
Johnson & Johnson                                     383,930          22,502
Kinetic Concepts, Inc. (AE)                            49,600           2,166
McKesson Corp.                                         29,600           1,438
Medco Health Solutions, Inc. (AE)                      79,700           4,242
Medimmune, Inc. (AE)                                   56,200           1,769
Medtronic, Inc.                                       336,625          16,872
Merck & Co., Inc.                                     392,120          13,497
Novartis AG - ADR                                     179,000          10,294
Omnicare, Inc.                                        148,230           8,406
Panacos Pharmaceuticals, Inc. (AE)(N)                 197,600           1,381
PDL BioPharma, Inc. (AE)(N)                           152,140           4,379
Pfizer, Inc.                                          787,940          19,958
Quest Diagnostics, Inc.                               157,984           8,804
Stryker Corp.                                         224,300           9,813
Tenet Healthcare Corp. (AE)                            59,900             498
Triad Hospitals, Inc. (AE)                            114,150           4,703
UnitedHealth Group, Inc.                              653,047          32,483
Varian Medical Systems, Inc. (AE)                      29,100           1,524
WellPoint, Inc. (AE)                                  104,700           7,434
Wyeth                                                 371,920          18,101
                                                                 ------------
                                                                      405,998
                                                                 ------------
Integrated Oils - 4.1%
Amerada Hess Corp.                                    116,040          16,625
Chevron Corp.                                         167,307          10,209
ConocoPhillips                                        340,292          22,766
Exxon Mobil Corp.                                     679,400          42,857
Marathon Oil Corp.                                    228,319          18,119
Occidental Petroleum Corp.                            141,520          14,540
Suncor Energy, Inc.                                    56,700           4,861
Total SA - ADR (N)                                     48,710           6,723
                                                                 ------------
                                                                      136,700
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Materials and Processing - 3.3%
Air Products & Chemicals, Inc.                         70,118           4,805
Allegheny Technologies, Inc.                           45,700           3,169
American Standard Cos., Inc.                           38,900           1,693
Archer-Daniels-Midland Co.                            223,522           8,123
Ashland, Inc.                                          19,100           1,257
Bunge, Ltd. (N)                                        32,000           1,707
Cemex SA de CV - ADR                                   51,290           3,463
Chemtura Corp.                                         25,100             306
Corn Products International, Inc. (N)                 240,650           6,738
Cytec Industries, Inc.                                 34,550           2,089
Dow Chemical Co. (The)                                101,800           4,134
EI Du Pont de Nemours & Co.                            17,985             793
Hercules, Inc. (AE)                                    26,800             381
International Paper Co.                               436,960          15,884
Lubrizol Corp.                                         22,100             964
Lyondell Chemical Co.                                  70,500           1,699
Masco Corp.                                           276,530           8,821
Monsanto Co.                                           94,842           7,910
Mosaic Co. (The) (AE)(N)                              296,750           4,451
Pactiv Corp. (AE)                                      90,550           2,204
Phelps Dodge Corp.                                      7,800             672
PPG Industries, Inc.                                  116,600           7,826
Smurfit-Stone Container Corp. (AE)                     87,200           1,129
Sonoco Products Co.                                     9,000             282
St. Joe Co. (The) (N)                                  41,326           2,321
Syngenta AG - ADR (N)                                 267,660           7,436
Temple-Inland, Inc.                                    88,700           4,119
United States Steel Corp. (N)                          88,300           6,049
                                                                 ------------
                                                                      110,425
                                                                 ------------

Miscellaneous - 3.5%
3M Co.                                                189,200          16,164
Eaton Corp.                                            12,200             935
General Electric Co.                                1,915,690          66,264
Honeywell International, Inc.                         404,500          17,191
Johnson Controls, Inc.                                  5,200             424
SPX Corp.                                              23,100           1,265
Textron, Inc.                                          74,200           6,674
Tyco International, Ltd.                              317,350           8,362
                                                                 ------------
                                                                      117,279
                                                                 ------------

 6  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Other Energy - 3.7%
Apache Corp.                                           96,700           6,870
Baker Hughes, Inc.                                    149,400          12,076
Devon Energy Corp.                                     88,520           5,321
Diamond Offshore Drilling, Inc. (N)                    12,450           1,130
GlobalSantaFe Corp.                                    15,500             949
Halliburton Co.                                       604,600          47,250
National-Oilwell Varco, Inc. (AE)                      43,900           3,028
Newfield Exploration Co. (AE)(N)                       87,700           3,911
Noble Corp.                                            10,300             813
Peabody Energy Corp.                                  166,706          10,646
Pride International, Inc. (AE)                         16,200             565
Reliant Energy, Inc. (AE)(N)                        1,357,900          15,412
Rowan Cos., Inc.                                       23,500           1,042
Schlumberger, Ltd.                                    228,600          15,805
                                                                 ------------
                                                                      124,818
                                                                 ------------

Producer Durables - 6.3%
Agilent Technologies, Inc. (AE)                        96,311           3,700
Alcatel SA - ADR (AE)(N)                              489,330           7,056
American Tower Corp. Class A (AE)                      30,600           1,045
Andrew Corp. (AE)                                     147,200           1,557
Applied Materials, Inc.                               829,380          14,887
Boeing Co.                                            435,770          36,365
Bombardier, Inc. Class B (AE)                       1,144,450           4,402
Caterpillar, Inc.                                     397,669          30,119
Crown Castle International Corp. (AE)                 143,270           4,821
Deere & Co.                                           165,704          14,546
Emerson Electric Co.                                   82,300           6,991
ESCO Technologies, Inc. (AE)(N)                        42,900           2,175
Goodrich Corp.                                         92,120           4,099
Illinois Tool Works, Inc.                              39,810           4,089
Ingersoll-Rand Co., Ltd. Class A                       16,000             700
Itron, Inc. (AE)                                       17,400           1,167
Joy Global, Inc.                                       85,925           5,644
KB Home                                                74,021           4,557
Lennar Corp. Class A                                   72,069           3,959
Lockheed Martin Corp.                                 269,890          20,485
Northrop Grumman Corp.                                228,560          15,291
Pitney Bowes, Inc.                                     12,000             502
Regal-Beloit Corp. (N)                                 32,700           1,526
Teradyne, Inc. (AE)                                   131,000           2,209
Thermo Electron Corp. (AE)                             95,400           3,677
Toll Brothers, Inc. (AE)                               35,148           1,130
United Technologies Corp.                             150,407           9,447
WW Grainger, Inc.                                      50,920           3,917
                                                                 ------------
                                                                      210,063
                                                                 ------------

Technology - 12.8%
ADC Telecommunications, Inc. (AE)(N)                   44,457             995
Advanced Micro Devices, Inc. (AE)                     206,930           6,694
Agere Systems, Inc. (AE)                               39,200             616
Akamai Technologies, Inc. (AE)(N)                     163,670           5,514

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Altera Corp. (AE)                                     328,100           7,166
Amkor Technology, Inc. (AE)(N)                        129,100           1,561
Apple Computer, Inc. (AE)                             191,970          13,513
Arrow Electronics, Inc. (AE)                           29,500           1,068
AU Optronics Corp. - ADR (N)                          407,233           6,691
Avnet, Inc. (AE)                                      101,700           2,659
BearingPoint, Inc. (AE)(N)                            552,300           5,125
Broadcom Corp. Class A (AE)                           225,030           9,251
Celestica, Inc. (AE)(N)                               277,750           3,127
Cisco Systems, Inc. (AE)                              990,549          20,752
Corning, Inc. (AE)                                    327,410           9,046
Dell, Inc. (AE)                                       222,400           5,827
Electronic Data Systems Corp.                          60,400           1,636
EMC Corp. (AE)                                         48,700             658
F5 Networks, Inc. (AE)(N)                              44,150           2,585
Flextronics International, Ltd. (AE)                   45,600             518
Formfactor, Inc. (AE)                                  37,700           1,572
General Dynamics Corp.                                163,576          10,734
Hewlett-Packard Co.                                 1,265,860          41,102
Intel Corp.                                           198,700           3,970
International Business Machines Corp.                 228,700          18,831
International Rectifier Corp. (AE)(N)                 129,450           5,851
Intersil Corp. Class A                                 50,900           1,507
JDS Uniphase Corp. (AE)(N)                          3,088,030          10,777
Juniper Networks, Inc. (AE)                           180,800           3,341
L-3 Communications Holdings, Inc.                      82,200           6,716
Marvell Technology Group, Ltd. (AE)                    72,100           4,116
Maxim Integrated Products, Inc.                       523,200          18,448
Micron Technology, Inc. (AE)                          458,960           7,789
Microsoft Corp.                                     1,833,138          44,270
Motorola, Inc.                                        759,320          16,211
National Semiconductor Corp.                          228,900           6,862
Oracle Corp. (AE)                                     280,920           4,099
Qualcomm, Inc.                                      1,057,084          54,271
Red Hat, Inc. (AE)(N)                                 114,600           3,368
Research In Motion, Ltd. (AE)                         104,800           8,031
Rockwell Automation, Inc.                              63,750           4,619
Salesforce.com, Inc. (AE)(N)                           94,340           3,307
SanDisk Corp. (AE)                                     89,200           5,694
Sanmina-SCI Corp. (AE)                                 56,000             291
Seagate Technology (N)                                258,200           6,858
Seagate Technology, Inc. (AE)                           9,200              --
Silicon Image, Inc. (AE)(N)                           202,800           2,069
Silicon Laboratories, Inc. (AE)                        43,500           2,027
Solectron Corp. (AE)                                  119,500             478
Sony Corp. - ADR                                      102,530           5,018

                                                      Diversified Equity Fund  7

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tellabs, Inc. (AE)                                     49,500             785
Texas Instruments, Inc.                               416,311          14,450
Unisys Corp. (AE)                                      40,700             254
Vishay Intertechnology, Inc. (AE)                     113,800           1,778
Xilinx, Inc.                                          121,900           3,373
                                                                 ------------
                                                                      427,869
                                                                 ------------

Utilities - 4.1%
America Movil SA de CV - ADR
   Series L                                           129,365           4,775
American Electric Power Co., Inc.                      12,500             418
AT&T, Inc.                                            209,447           5,490
BellSouth Corp.                                       437,750          14,787
CMS Energy Corp. (AE)                                  83,100           1,107
Comcast Corp. Class A (AE)                            247,444           7,658
Constellation Energy Group, Inc.                       28,300           1,554
Dominion Resources, Inc.                              319,380          23,912
DTE Energy Co. (N)                                     14,700             599
Entergy Corp.                                         158,900          11,114
NII Holdings, Inc. (AE)(N)                             64,600           3,870
Pinnacle West Capital Corp.                            28,400           1,139
Progress Energy, Inc.                                  27,500             944
Sprint Nextel Corp.                                 1,437,920          35,660
Telephone & Data Systems, Inc.                         66,000           2,488
TXU Corp.                                             196,500           9,752
Verizon Communications, Inc.                          349,680          11,550
Wisconsin Energy Corp.                                 28,000           1,093
                                                                 ------------
                                                                      137,910
                                                                 ------------

TOTAL COMMON STOCKS
(cost $2,671,191)                                                   3,140,078
                                                                 ------------

PREFERRED STOCKS - 0.1%
Auto and Transportation - 0.1%
General Motors Corp. (N)                              156,850           2,857
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,712)                                                           2,857
                                                                 ------------

LONG-TERM INVESTMENTS - 0.1%
Corporate Bonds and Notes - 0.1%
AMR Corp. (N)
   4.250% due 09/23/23                                  1,762           2,751
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $2,017)                                                           2,751
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 5.8%
Frank Russell Investment Company Money Market
   Fund                                           184,641,992         184,642
United States Treasury Bills (c)(z)(sec.)
   4.589% due 06/15/06                                  8,000           7,955
   4.604% due 06/15/06                                  1,000             994
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $193,591)                                                       193,591
                                                                 ------------

OTHER SECURITIES - 6.2%
Frank Russell Investment Company Money Market
   Fund (X)                                        54,382,857          54,383
State Street Securities Lending Quality Trust
   (X)                                            153,203,380         153,203
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $207,586)                                                       207,586
                                                                 ------------

TOTAL INVESTMENTS - 105.8%
(identified cost $3,077,097)                                        3,546,863

OTHER ASSETS AND LIABILITIES,
NET - (5.8%)                                                         (195,167)
                                                                 ------------

NET ASSETS - 100.0%                                                 3,351,696
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 8  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 06/06 (43)                              15,422                350

Russell 1000 Mini Index (CME) expiration date
   06/06 (110)                                              7,890                 82

S&P 500 E-Mini Index (CME) expiration date 06/06
   (545)                                                   35,858                741

S&P 500 Index (CME)
   expiration date 06/06 (244)                             80,270                235

S&P Midcap 400 E-Mini Index (CME)
   expiration date 06/06 (630)                             50,816              2,048
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      3,456
                                                                     ===============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Auto and Transportation                                       4.2
Consumer Discretionary                                       13.8
Consumer Staples                                              5.9
Financial Services                                           19.8
Health Care                                                  12.1
Integrated Oils                                               4.1
Materials and Processing                                      3.3
Miscellaneous                                                 3.5
Other Energy                                                  3.7
Producer Durables                                             6.3
Technology                                                   12.8
Utilities                                                     4.1
Preferred Stocks                                              0.1
Long-Term Investments                                         0.1
Short-Term Investments                                        5.8
Other Securities                                              6.2
                                                  ---------------
Total Investments                                           105.8
Other Assets and Liabilities, Net                            (5.8)
                                                  ---------------

                                                            100.0
                                                  ===============
Futures Contracts                                             0.1

  See accompanying notes which are an integral part of the financial statements.

                                                      Diversified Equity Fund  9

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,189.70      $     1,013.84
Expenses Paid During
Period*                       $        12.00      $        11.03

* Expenses are equal to the Fund's annualized expense ratio of 2.21% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,194.00      $     1,017.55
Expenses Paid During
Period*                       $         7.94      $         7.30

* Expenses are equal to the Fund's annualized expense ratio of 1.46% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,195.50      $     1,018.79
Expenses Paid During
Period*                       $         6.59      $         6.06

* Expenses are equal to the Fund's annualized expense ratio of 1.21% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 10  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.2%
Auto and Transportation - 3.4%
AAR Corp. (AE)(N)                                      98,144           2,619
Aftermarket Technology Corp. (AE)                       9,237             235
Airtran Holdings, Inc. (AE)                           142,139           1,987
Alaska Air Group, Inc. (AE)                            14,050             535
AMR Corp. (AE)                                          4,800             118
Arkansas Best Corp. (N)                                36,625           1,574
ArvinMeritor, Inc. (N)                                103,600           1,723
Bristow Group, Inc. (AE)(N)                            34,000           1,220
Continental Airlines, Inc. Class B (AE)                20,200             526
Dana Corp. (AE)(N)                                    164,500             321
DryShips, Inc. (N)                                     58,400             554
EGL, Inc. (AE)                                         21,150             988
Expeditors International Washington, Inc.              19,548           1,674
Freightcar America, Inc.                               16,700           1,117
Frozen Food Express Industries (AE)(N)                  5,900              60
General Maritime Corp. (N)                             41,371           1,374
Grupo TMM SA Series A (AE)(N)                          66,800             334
Hayes Lemmerz International, Inc. (AE)(N)              24,900              83
Hub Group, Inc. Class A (AE)                           45,955           2,256
Kansas City Southern (AE)(N)                           30,500             741
Laidlaw International, Inc.                            73,300           1,814
Marten Transport, Ltd. (AE)                             9,912             216
Navistar International Corp. (AE)                      73,300           1,934
Noble International, Ltd. (N)                           3,000              48
OMI Corp. (N)                                          64,000           1,234
Overseas Shipholding Group, Inc.                        3,700             181
Pacer International, Inc.                              20,520             704
PAM Transportation Services (AE)                        1,000              27
SCS Transportation, Inc. (AE)                          22,471             591
Skywest, Inc.                                          15,200             358
Stolt-Nielsen SA - ADR                                  9,362             264
Swift Transportation Co., Inc. (AE)                    12,000             359
Teekay Shipping Corp. (N)                              26,800           1,031
Tenneco, Inc. (AE)                                     14,435             350
Thor Industries, Inc.                                   6,444             328
TRW Automotive Holdings Corp. (AE)                     59,069           1,310
US Xpress Enterprises, Inc. Class A (AE)(N)            15,400             302
UTI Worldwide, Inc.                                   103,732           3,235
Visteon Corp. (AE)(N)                                 146,400             861
Wabtec Corp.                                           77,309           2,824
                                                                 ------------
                                                                       38,010
                                                                 ------------

Consumer Discretionary - 16.6%
1-800-FLOWERS.COM, Inc. Class A (AE)(N)                22,700             164
24/7 Real Media, Inc. (AE)(N)                         128,526           1,301
Abercrombie & Fitch Co. Class A                        35,653           2,165

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ABM Industries, Inc.                                   10,000             172
Adesa, Inc.                                            60,800           1,551
Administaff, Inc.                                      31,350           1,810
Advisory Board Co. (The) (AE)                          45,927           2,577
Alberto-Culver Co.                                     16,600             747
American Greetings Corp. Class A (N)                   76,908           1,728
American Woodmark Corp.                                 4,829             171
Ameristar Casinos, Inc. (N)                             9,500             234
AMN Healthcare Services, Inc. (AE)(N)                 124,400           2,391
Applebees International, Inc.                           8,150             189
Arbitron, Inc. (N)                                     38,080           1,358
Asbury Automotive Group, Inc. (AE)(N)                  20,500             395
Bally Technologies, Inc. (AE)(N)                       45,700             818
Banta Corp.                                            21,500           1,087
Big Lots, Inc. (AE)                                    45,960             669
BJ's Restaurants, Inc. (AE)(N)                         21,200             558
Blair Corp.                                             1,200              49
Bob Evans Farms, Inc.                                  18,066             521
Bombay Co., Inc. (The) (AE)(N)                          1,000               3
Bon-Ton Stores, Inc. (The)                             12,120             347
Borders Group, Inc.                                    24,100             569
Boyd Gaming Corp.                                      34,650           1,726
Brightpoint, Inc. (AE)                                161,835           5,418
Brinker International, Inc.                             9,600             376
Brown Shoe Co., Inc.                                    9,450             359
Buffalo Wild Wings, Inc. (AE)                          28,700           1,239
Callaway Golf Co.                                     147,452           2,355
Carter's, Inc. (AE)                                    32,640           2,199
Catalina Marketing Corp. (N)                           30,200             715
Cato Corp. (The) Class A                               20,450             463
Charlotte Russe Holding, Inc. (AE)(N)                   6,500             140
Cheesecake Factory, Inc. (The) (AE)                    72,430           2,286
Chemed Corp. (N)                                       96,215           5,241
Choice Hotels International, Inc. (N)                  36,780           1,969
Christopher & Banks Corp.                              91,952           2,430
Circuit City Stores, Inc.                             126,642           3,641
Claire's Stores, Inc.                                  38,663           1,362
Convergys Corp. (AE)                                   72,400           1,410
Corinthian Colleges, Inc. (AE)(N)                      68,000           1,013
Corporate Executive Board Co.                           7,500             803
Cosi, Inc. (AE)(N)                                     57,721             542
Cox Radio, Inc. Class A (AE)                            8,900             115
Crocs, Inc. (AE)(N)                                    98,886           2,957
Dillard's, Inc. Class A (N)                            24,750             646
Dollar Thrifty Automotive Group (AE)                    8,950             436
Dollar Tree Stores, Inc. (AE)                           9,600             250

                                                         Special Growth Fund  11

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Domino's Pizza, Inc.                                   19,800             521
DreamWorks Animation SKG, Inc. Class A (AE)            86,551           2,346
Dress Barn, Inc. (AE)(N)                               89,236           2,258
DSW, Inc. Class A (AE)                                 11,985             375
EarthLink, Inc. (AE)(N)                               102,800             934
Entercom Communications Corp.                           7,200             191
Ethan Allen Interiors, Inc. (N)                        33,500           1,504
Ezcorp, Inc. Class A (AE)                               9,179             288
Federated Department Stores, Inc.                      14,600           1,137
Forrester Research, Inc. (AE)                          11,300             276
Furniture Brands International, Inc. (N)               69,250           1,593
Geo Group, Inc. (The) (AE)(N)                           4,600             165
Getty Images, Inc. (AE)                                23,108           1,479
Gildan Activewear, Inc. (AE)                           12,355             589
Group 1 Automotive, Inc.                               15,491             844
Guess?, Inc. (AE)(N)                                    8,500             337
Gymboree Corp. (AE)                                    12,643             383
Harris Interactive, Inc. (AE)                          21,100             102
Hartmarx Corp. (AE)(N)                                 23,300             200
Hasbro, Inc.                                           91,700           1,807
Hearst-Argyle Television, Inc. (N)                    105,940           2,439
Heidrick & Struggles International, Inc. (AE)(N)       20,700             749
Helen of Troy, Ltd. (AE)(N)                            59,530           1,230
Iconix Brand Group, Inc. (AE)(N)                       61,738           1,062
IKON Office Solutions, Inc.                            16,600             219
Inter Parfums, Inc.                                     5,326             101
Internap Network Services Corp. (AE)                  116,300             152
International Speedway Corp. Class A                   22,200           1,092
Interstate Hotels & Resorts, Inc. (AE)                 11,500              64
Intrawest Corp.                                        55,038           1,976
Jack in the Box, Inc. (AE)                             71,788           3,002
Jo-Ann Stores, Inc. (AE)(N)                            57,500             705
John Wiley & Sons, Inc. Class A                         5,550             203
Jones Apparel Group, Inc.                              30,400           1,044
Kellwood Co. (N)                                       18,400             590
Kelly Services, Inc. Class A                            4,000             111
Korn/Ferry International (AE)                         110,548           2,322
La-Z-Boy, Inc.                                         27,803             430
Labor Ready, Inc. (AE)                                 37,850           1,000
Leapfrog Enterprises, Inc. (AE)(N)                     91,700             963
Lee Enterprises, Inc.                                  29,500             909
Liberty Global, Inc. Series A (AE)                      9,050             188
LIFE TIME Fitness, Inc. (AE)                           84,644           3,877
Lifetime Brands, Inc. (N)                               4,400             130
Lightbridge, Inc. (AE)                                 11,882             151
Lin TV Corp. Class A (AE)(N)                           67,910             600
Lithia Motors, Inc. Class A (N)                        15,870             538
Liz Claiborne, Inc.                                    41,500           1,621
Luby's, Inc. (AE)(N)                                   28,000             332
Manpower, Inc.                                         71,133           4,634
Marcus Corp.                                           11,000             196

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MAXIMUS, Inc.                                          11,200             390
McClatchy Co. Class A (N)                              20,600             931
McCormick & Schmick's Seafood Restaurants, Inc.
   (AE)                                                 2,467              61
Media General, Inc. Class A                             1,500              62
Meredith Corp.                                         22,300           1,106
Monarch Casino & Resort, Inc. (AE)                      9,090             290
Monster Worldwide, Inc. (AE)                           52,244           2,999
MPS Group, Inc. (AE)                                  399,695           6,375
Multimedia Games, Inc. (AE)                            17,950             248
NetEase.com, Inc. - ADR (AE)(N)                         1,800              39
NetFlix, Inc. (AE)(N)                                  63,671           1,887
O'Reilly Automotive, Inc. (AE)                         66,533           2,254
OfficeMax, Inc.                                        10,600             410
Orient-Express Hotels, Ltd. Class A                   123,518           5,064
Pacific Sunwear of California, Inc. (AE)               45,500           1,060
Pantry, Inc. (The) (AE)                                 6,444             427
Papa John's International, Inc. (AE)(N)                39,988           1,337
Payless Shoesource, Inc. (AE)(N)                       76,000           1,749
Pegasus Solutions, Inc. (AE)                           22,700             215
Penn National Gaming, Inc. (AE)                       113,876           4,637
Perficient, Inc. (AE)(N)                               20,912             254
PHH Corp. (AE)                                         52,800           1,472
Phillips-Van Heusen Corp.                              47,400           1,911
Pier 1 Imports, Inc. (N)                               97,200           1,173
Pre-Paid Legal Services, Inc. (N)                      18,460             624
ProQuest Co. (AE)(N)                                   38,700             608
Providence Service Corp. (The) (AE)(N)                 45,871           1,437
Quiksilver, Inc. (AE)                                  66,800             913
RadioShack Corp.                                       66,300           1,127
Regal Entertainment Group Class A                      90,293           1,898
RR Donnelley & Sons Co.                                 8,200             276
Ryan's Restaurant Group, Inc. (AE)                     82,933           1,110
Scholastic Corp. (AE)                                  26,100             693
Select Comfort Corp. (AE)(N)                           73,021           2,918
Service Corp. International                            12,100              97
ServiceMaster Co. (The)                                54,800             660
Shoe Carnival, Inc. (AE)                                3,298              91
Six Flags, Inc. (AE)(N)                                77,000             709
Skechers USA, Inc. Class A (AE)                        11,600             317
Sonic Automotive, Inc.                                 42,900           1,159
Speedway Motorsports, Inc. (N)                          2,900             110
Spherion Corp. (AE)                                    15,600             165
Stage Stores, Inc. (AE)(N)                             50,721           1,586
Standard Parking Corp. (AE)                             1,277              34
Stanley Furniture Co., Inc. (N)                        10,724             290
Stanley Works (The)                                    80,137           4,185
Startek, Inc.                                           3,000              70

 12  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Steven Madden, Ltd.                                     7,444             403
Stride Rite Corp.                                      10,800             151
Tech Data Corp. (AE)                                   40,836           1,500
TeleTech Holdings, Inc. (AE)(N)                        36,550             469
Tetra Tech, Inc. (AE)                                  62,088           1,206
Tiffany & Co.                                          22,200             775
Tweeter Home Entertainment Group, Inc. (AE)(N)         36,700             314
United Online, Inc. (N)                                41,117             532
United Stationers, Inc. (AE)                           11,344             610
Vail Resorts, Inc. (AE)                                 9,653             362
Valassis Communications, Inc. (AE)                     28,700             840
Viad Corp.                                             10,900             358
Warnaco Group, Inc. (The) (AE)                         19,948             444
Washington Post Co. (The) Class B                       1,630           1,249
WebSideStory, Inc. (AE)(N)                             56,700             974
WESCO International, Inc. (AE)                         46,750           3,506
Wet Seal, Inc. (The) Class A (AE)(N)                   55,828             321
Wolverine World Wide, Inc.                             30,700             763
Zumiez, Inc. (AE)(N)                                   16,400             533
                                                                 ------------
                                                                      184,362
                                                                 ------------

Consumer Staples - 0.8%
Casey's General Stores, Inc.                            8,648             183
Chiquita Brands International, Inc.                    15,200             246
Coca-Cola Bottling Co. Consolidated (N)                21,053           1,015
Del Monte Foods Co.                                    16,200             189
Flowers Foods, Inc.                                     3,800             107
J&J Snack Foods Corp.                                   7,100             243
Longs Drug Stores Corp.                                31,806           1,508
Molson Coors Brewing Co. Class B                       20,400           1,507
Pathmark Stores, Inc. (AE)                             46,200             478
PepsiAmericas, Inc.                                    28,000             661
Performance Food Group Co. (AE)(N)                     41,000           1,259
Pilgrim's Pride Corp. (N)                              19,300             504
Premium Standard Farms, Inc. (N)                       14,540             241
Seaboard Corp. (N)                                        400             617
Smart & Final, Inc. (AE)                                7,545             126
Spartan Stores, Inc.                                   16,045             221
Weis Markets, Inc.                                      5,500             228
Wild Oats Markets, Inc. (AE)(N)                         5,800             100
                                                                 ------------
                                                                        9,433
                                                                 ------------

Financial Services - 15.9%
21st Century Holding Co.                                1,700              31
21st Century Insurance Group (N)                        9,200             148
Accredited Home Lenders Holding Co. (AE)                7,244             417
Advent Software, Inc. (AE)                             80,200           2,823
Affiliated Managers Group, Inc. (AE)                   38,667           3,917
AG Edwards, Inc.                                       41,700           2,203
Alfa Corp. (N)                                          6,200             104

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Alliance Data Systems Corp. (AE)                      157,530           8,664
AllianceBernstein Holding, LP                           5,950             383
AMB Property Corp. (o)                                 40,500           2,025
American Capital Strategies, Ltd.                      55,742           1,941
American Home Mortgage Investment Corp. (o)             8,081             280
AmeriCredit Corp. (AE)                                 59,410           1,799
Apollo Investment Corp.                                27,100             507
Ashford Hospitality Trust, Inc. (o)(N)                 87,400           1,017
Aspen Insurance Holdings, Ltd.                         45,700           1,113
Assurant, Inc.                                         53,358           2,570
Axis Capital Holdings, Ltd.                            47,850           1,427
Bank of Hawaii Corp.                                   53,180           2,888
Banner Corp.                                            4,100             153
Bear Stearns Cos., Inc. (The)                           8,600           1,226
BISYS Group, Inc. (The) (AE)                           43,201             689
BOK Financial Corp.                                     6,529             318
Calamos Asset Management, Inc. Class A                 77,866           3,019
Camden Property Trust (o)                               6,400             440
Capital Trust, Inc. Class A (o)(N)                      5,700             177
Cash America International, Inc. (AE)                  14,640             484
CBL & Associates Properties, Inc. (o)                  29,330           1,173
Central Pacific Financial Corp.                         8,031             304
Checkfree Corp. (AE)                                   59,050           3,181
Chittenden Corp.                                       10,900             300
CIT Group, Inc.                                        20,000           1,080
City National Corp.                                    34,700           2,532
CNA Surety Corp. (AE)(N)                               59,700           1,074
Colonial BancGroup, Inc. (The)                        116,500           3,021
Colonial Properties Trust (o)                           6,444             318
Commerce Group, Inc.                                    7,900             458
Commercial Net Lease Realty (o)                        43,260             911
Community Bank System, Inc. (N)                         7,400             152
Community Trust Bancorp, Inc.                           3,900             131
CompuCredit Corp. (AE)(N)                              15,200             607
Conseco, Inc. (AE)                                      7,300             184
Corus Bankshares, Inc. (N)                             13,177             881
Cousins Properties, Inc. (o)(N)                        26,900             846
CVB Financial Corp.                                    13,000             212
Cybersource Corp. (AE)(N)                             121,400           1,134
Delphi Financial Group Class A                         55,496           2,907
Digital Insight Corp. (AE)                             40,000           1,380
Doral Financial Corp. (N)                              87,600             693
Duke Realty Corp. (o)                                  30,000           1,062
Dun & Bradstreet Corp. (AE)                             7,187             554
EMC Insurance Group, Inc.                               1,500              43
Entertainment Properties Trust (o)                     13,700             564

                                                         Special Growth Fund  13

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Equity One, Inc. (o)                                   17,300             398
Euronet Worldwide, Inc. (AE)(N)                        16,200             579
Fair Isaac Corp.                                        5,000             186
Federal Realty Investors Trust (o)                     24,700           1,685
FelCor Lodging Trust, Inc. (o)(N)                      56,391           1,222
Fidelity National Financial, Inc.                      28,000           1,175
First American Corp.                                   92,900           3,958
First Cash Financial Services, Inc. (AE)               27,959             589
First Community Bancorp, Inc.                          11,284             654
First Financial Bankshares, Inc. (N)                    2,600              97
First Mutual Bancshares, Inc. (N)                       6,300             164
First Place Financial Corp.                             1,573              36
First Regional Bancorp (AE)                             1,000              91
First Republic Bank                                    10,700             466
FirstFed Financial Corp. (AE)(N)                        8,823             555
FPIC Insurance Group, Inc. (AE)                         1,877              75
Fremont General Corp. (N)                              79,360           1,765
Fulton Financial Corp. (N)                             24,200             398
GATX Corp.                                             22,350           1,046
Global Payments, Inc.                                  34,300           1,627
Gramercy Capital Corp.                                  1,597              40
Greater Bay Bancorp                                     9,800             271
Greenhill & Co., Inc. (N)                              10,341             733
Hanmi Financial Corp.                                  31,910             621
Hanover Insurance Group, Inc. (The)                    29,710           1,572
Harbor Florida Bancshares, Inc. (N)                     9,809             368
Harleysville Group, Inc. (N)                            5,300             159
Health Care Property Investors, Inc. (o)               38,740           1,062
Health Care REIT, Inc. (o)(N)                          31,500           1,096
Healthcare Realty Trust, Inc. (o)                      31,659           1,199
HealthExtras, Inc. (AE)(N)                             90,101           2,618
Heartland Payment Systems, Inc. (AE)(N)                34,300             900
Heritage Commerce Corp.                                 1,700              40
HomeBanc Corp. (o)(N)                                  24,100             198
Horace Mann Educators Corp.                            24,100             420
Hospitality Properties Trust (o)                       19,900             858
HRPT Properties Trust (o)                             240,500           2,641
IBERIABANK Corp. (N)                                    2,900             170
Indus International, Inc. (AE)                         21,379              71
Infinity Property & Casualty Corp.                     18,200             816
infoUSA, Inc.                                           7,069              80
Inland Real Estate Corp. (o)(N)                         6,700              97
Innkeepers USA Trust (o)                               30,700             492
Intervest Bancshares Corp. (AE)                         2,497              99
Investment Technology Group, Inc. (AE)                 65,603           3,476
IPC Holdings, Ltd.                                     34,700             925
iStar Financial, Inc. (o)                              31,500           1,205
Janus Capital Group, Inc.                               5,200             101
Jones Lang LaSalle, Inc.                               18,494           1,568

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Knight Capital Group, Inc. Class A (AE)(N)            121,376           2,037
Kronos, Inc. (AE)                                      25,290           1,154
LandAmerica Financial Group, Inc. (N)                  54,259           3,765
LTC Properties, Inc. (o)                                3,651              81
Macerich Co. (The) (o)                                  3,100             227
Mack-Cali Realty Corp. (o)                             29,700           1,343
Markel Corp. (AE)                                         600             210
Mercantile Bank Corp.                                   3,700             152
Mid-America Apartment Communities, Inc. (o)            22,300           1,182
Midland Co. (The)                                       2,600              93
MoneyGram International, Inc.                          36,700           1,244
Morningstar, Inc. (AE)(N)                              26,400           1,123
Nara Bancorp, Inc.                                     55,267           1,039
Nasdaq Stock Market, Inc. (The) (AE)                   13,850             518
National Penn Bancshares, Inc. (N)                      6,006             119
Nationwide Financial Services, Inc. Class A            27,300           1,198
New Century Financial Corp. (o)(N)                     36,400           1,864
New Plan Excel Realty Trust (o)(N)                     35,400             873
North Fork Bancorporation, Inc.                        33,500           1,009
NorthStar Realty Finance Corp. (o)(N)                  21,213             238
OceanFirst Financial Corp. (N)                          1,600              36
Ohio Casualty Corp.                                    17,300             513
Old Republic International Corp.                       60,250           1,341
optionsXpress Holdings, Inc. (N)                        7,700             243
Pan Pacific Retail Properties, Inc. (o)                 7,500             500
Pegasystems, Inc. (AE)                                  1,198              10
PFF Bancorp, Inc.                                      10,790             370
Philadelphia Consolidated Holding Co. (AE)             24,500             812
Piper Jaffray Cos., Inc. (AE)                           5,691             406
PMI Group, Inc. (The)                                  25,500           1,177
Portfolio Recovery Associates, Inc. (AE)(N)             2,330             120
ProAssurance Corp. (AE)                                78,824           3,971
Protective Life Corp.                                  13,400             675
Provident Financial Holdings, Inc.                     35,351           1,016
Provident Financial Services, Inc.                     32,000             584
PS Business Parks, Inc. (o)                             8,500             442
R&G Financial Corp. Class B (N)                        35,200             367
Radian Group, Inc.                                     41,000           2,572
Raymond James Financial, Inc.                          32,900             998
Regency Centers Corp. (o)                              12,100             763
RenaissanceRe Holdings, Ltd.                           24,000           1,009
Republic Bancorp, Inc. Class A (N)                     63,153           1,310
RLI Corp.                                               9,900             491

 14  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ryder System, Inc.                                     58,000           3,025
Safety Insurance Group, Inc. (N)                       12,964             600
Senior Housing Properties Trust (o)(N)                 70,170           1,205
Sky Financial Group, Inc.                              15,600             405
Southwest Bancorp, Inc.                                45,529           1,023
Sovereign Bancorp, Inc. (N)                            45,000             998
Sovran Self Storage, Inc. (o)                          24,400           1,199
Stancorp Financial Group, Inc.                         42,600           2,102
State Auto Financial Corp. (N)                          8,000             281
Sterling Bancorp                                        6,405             134
Sterling Bancshares, Inc.                              28,300             469
Sterling Financial Corp. (N)                            1,400              29
Sterling Financial Corp.                               15,885             511
Stewart Information Services Corp. (N)                 38,250           1,652
Sunstone Hotel Investors, Inc. (o)                     72,000           2,069
SVB Financial Group (AE)                               19,500             990
SWS Group, Inc.                                         5,947             163
Taubman Centers, Inc. (o)                               7,344             303
TCF Financial Corp. (N)                                16,800             451
TD Banknorth, Inc.                                     37,448           1,112
Thornburg Mortgage, Inc. (o)(N)                        37,000           1,070
TierOne Corp.                                           2,155              73
UMB Financial Corp. (N)                                 3,200             217
Umpqua Holdings Corp. (N)                              20,000             528
United Bankshares, Inc. (N)                             9,900             361
United Community Banks, Inc. (N)                        5,900             175
United Fire & Casualty Co. (N)                          7,700             231
United Rentals, Inc. (AE)(N)                           51,900           1,851
Valley National Bancorp (N)                             8,600             224
W Holding Co., Inc. (N)                                76,860             576
Webster Financial Corp.                                21,300           1,000
Whitney Holding Corp.                                  17,000             605
WR Berkley Corp.                                       86,952           3,254
Zenith National Insurance Corp. (N)                    30,898           1,364
Zions Bancorporation                                   13,000           1,079
                                                                 ------------
                                                                      177,651
                                                                 ------------

Health Care - 8.1%
Abaxis, Inc. (AE)(N)                                   51,418           1,343
Accelrys, Inc. (AE)                                    99,978             704
Affymetrix, Inc. (AE)                                  73,458           2,105
Air Methods Corp. (AE)                                  4,229             115
Albany Molecular Research, Inc. (AE)                    7,096              71
Alkermes, Inc. (AE)(N)                                 49,800           1,069
Allscripts Healthcare Solutions, Inc. (AE)            127,042           2,164
Alpharma, Inc. Class A (N)                             59,200           1,554
Amylin Pharmaceuticals, Inc. (AE)(N)                   17,600             766
Analogic Corp.                                         41,000           2,587
Andrx Corp. (AE)                                       18,614             432
Applera Corp. - Celera Genomics Group (AE)             75,200             902
Arena Pharmaceuticals, Inc. (AE)                       24,252             343

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Arthrocare Corp. (AE)(N)                               43,870           1,989
Brookdale Senior Living, Inc.                           8,001             304
Bruker BioSciences Corp. (AE)                           7,047              42
Cell Genesys, Inc. (AE)(N)                              7,900              54
Cephalon, Inc. (AE)(N)                                  6,100             401
Community Health Systems, Inc. (AE)                   120,201           4,356
Computer Programs & Systems, Inc.                       2,366             111
Cooper Cos., Inc. (The)                                18,200             998
Cytyc Corp. (AE)                                       40,200           1,039
Datascope Corp.                                           969              37
DaVita, Inc. (AE)                                      95,677           5,383
DexCom, Inc. (AE)(N)                                   27,700             697
Digene Corp. (AE)                                      51,724           2,135
Discovery Laboratories, Inc. (AE)                      34,200             100
Endo Pharmaceuticals Holdings, Inc. (AE)               43,600           1,371
ev3, Inc. (AE)(N)                                      65,000           1,020
Exelixis, Inc. (AE)(N)                                 12,600             136
Flamel Technologies SA - ADR (AE)(N)                   12,800             259
Gene Logic, Inc. (AE)                                  13,600              39
Genesis HealthCare Corp. (AE)                           5,750             272
Greatbatch, Inc. (AE)(N)                               14,450             354
Haemonetics Corp. (AE)                                 13,900             758
Health Net, Inc. (AE)                                  45,050           1,834
Healthways, Inc. (AE)                                  40,005           1,963
Henry Schein, Inc. (AE)                                83,579           3,896
Illumina, Inc. (AE)(N)                                 46,200           1,461
Immucor, Inc. (AE)(N)                                  25,790             749
Inspire Pharmaceuticals, Inc. (AE)(N)                  21,800             111
Intralase Corp. (AE)(N)                               153,190           3,290
Invitrogen Corp. (AE)                                  24,900           1,644
Kendle International, Inc. (AE)                        23,197             871
King Pharmaceuticals, Inc. (AE)                        81,500           1,417
Kos Pharmaceuticals, Inc. (AE)(N)                      10,951             530
Kyphon, Inc. (AE)                                       9,900             418
Lifecell Corp. (AE)(N)                                 92,200           2,493
Lincare Holdings, Inc. (AE)                             3,100             123
Magellan Health Services, Inc. (AE)                    38,600           1,569
Maxygen, Inc. (AE)(N)                                   2,900              24
Medical Action Industries, Inc. (AE)                    2,337              56
Medical Properties Trust, Inc. (o)                      6,035              64
Mentor Corp. (N)                                       85,280           3,695
Millennium Pharmaceuticals, Inc. (AE)                  23,050             209
Molecular Devices Corp. (AE)(N)                        12,591             409
Molina Healthcare, Inc. (AE)                           11,638             380
Myriad Genetics, Inc. (AE)(N)                          34,100             874

                                                         Special Growth Fund  15

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
National Medical Health Card Systems, Inc. (AE)           905              21
Natus Medical, Inc. (AE)                                5,681             113
Neurometrix, Inc. (AE)                                  9,256             357
Odyssey HealthCare, Inc. (AE)                          25,150             437
Palomar Medical Technologies, Inc. (AE)                10,291             433
Panacos Pharmaceuticals, Inc. (AE)                     67,200             470
Parexel International Corp. (AE)(N)                    32,300             955
PDL BioPharma, Inc. (AE)                               78,500           2,259
Pediatrix Medical Group, Inc. (AE)                      4,547             228
Perrigo Co.                                            23,600             377
Pharmacopeia Drug Discovery, Inc. (AE)                 51,050             315
Pharmacyclics, Inc. (AE)(N)                             8,500              41
Pharmion Corp. (AE)                                    12,338             236
Phase Forward, Inc. (AE)(N)                           100,000           1,370
PSS World Medical, Inc. (AE)                           17,071             309
Quality Systems, Inc.                                  46,097           1,547
Regeneron Pharmaceuticals, Inc. (AE)                   26,000             377
Res-Care, Inc. (AE)                                     2,100              43
Resmed, Inc. (AE)                                      61,125           2,638
Schick Technologies, Inc. (AE)                          8,744             330
Sciclone Pharmaceuticals, Inc. (AE)(N)                 25,600              77
Sierra Health Services, Inc. (AE)                      19,700             772
SonoSite, Inc. (AE)(N)                                 35,300           1,333
Steris Corp.                                           19,600             451
Sunrise Senior Living, Inc. (AE)(N)                    23,800             885
SurModics, Inc. (AE)(N)                                 3,100             110
Tenet Healthcare Corp. (AE)                            46,600             388
Thoratec Corp. (AE)(N)                                 37,776             680
United Surgical Partners International, Inc.
   (AE)                                                75,576           2,495
Universal Health Services, Inc. Class B                11,900             604
Varian Medical Systems, Inc. (AE)                      31,450           1,647
Vertex Pharmaceuticals, Inc. (AE)                       6,050             220
Viasys Healthcare, Inc. (AE)                           19,700             573
Vital Images, Inc. (AE)                                 4,443             150
Watson Pharmaceuticals, Inc. (AE)                      38,200           1,086
WellCare Health Plans, Inc. (AE)(N)                    18,800             787
Zoll Medical Corp. (AE)                                30,634             812
                                                                 ------------
                                                                       90,016
                                                                 ------------

Integrated Oils - 0.2%
Giant Industries, Inc. (AE)                             5,742             415
KCS Energy, Inc. (AE)(N)                                9,500             279
Occidental Petroleum Corp.                             16,485           1,694
                                                                 ------------
                                                                        2,388
                                                                 ------------

Materials and Processing - 8.2%
Acuity Brands, Inc.                                    13,676             567
AEP Industries, Inc. (AE)                               1,797              64

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Airgas, Inc.                                          107,410           4,345
Albany International Corp. Class A                      4,300             168
Aleris International, Inc. (AE)                        50,165           2,320
AM Castle & Co. (N)                                    51,960           1,876
Andersons, Inc. (The) (N)                                 600              63
Apogee Enterprises, Inc.                                7,900             128
Aptargroup, Inc.                                       15,400             807
Ashland, Inc.                                           8,200             540
Ball Corp.                                             38,300           1,531
Builders FirstSource, Inc. (AE)                         4,845             104
Building Material Holding Corp. (N)                    26,400             882
Cambrex Corp. (N)                                      45,700             927
Cameco Corp.                                           51,276           2,084
Caraustar Industries, Inc. (AE)                        46,211             458
Celanese Corp.                                         61,600           1,352
Century Aluminum Co. (AE)                              81,998           3,904
CF Industries Holdings, Inc.                           42,700             739
Chaparral Steel Co. (AE)                                7,700             486
Chemtura Corp.                                         52,300             638
Chesapeake Corp.                                       15,850             223
Chicago Bridge & Iron Co. NV                           72,722           1,743
Comfort Systems USA, Inc.                              40,710             621
Commercial Metals Co.                                  26,568           1,438
Constar International, Inc. (AE)(N)                    48,500             157
Corn Products International, Inc.                      37,100           1,039
Crown Holdings, Inc. (AE)                              25,300             406
Cytec Industries, Inc.                                 50,800           3,072
Eagle Materials, Inc.                                   9,300             616
Eastern Co. (The)                                      41,625             880
Eastman Chemical Co.                                    9,300             505
EMCOR Group, Inc. (AE)                                 52,300           2,624
Encore Wire Corp. (AE)(N)                              28,200           1,182
Energizer Holdings, Inc. (AE)                          22,430           1,147
EnerSys (AE)(N)                                         7,600             107
Ennis, Inc. (N)                                        56,500           1,113
FMC Corp.                                              26,500           1,684
Georgia Gulf Corp.                                     38,000           1,127
Gerdau Ameristeel Corp.                                78,900             832
Granite Construction, Inc.                             33,991           1,573
Greif, Inc. Class A                                     6,900             447
Harsco Corp.                                           35,100           2,926
HB Fuller Co.                                          50,600           2,646
Hercules, Inc. (AE)                                   158,900           2,258
Infrasource Services, Inc. (AE)(N)                      7,300             138
Insituform Technologies, Inc. Class A (AE)(N)          84,700           2,158
Insteel Industries, Inc.                               12,900             482

 16  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Integra LifeSciences Holdings Corp. (AE)                9,338             393
Jacobs Engineering Group, Inc. (AE)                    22,400           1,852
Kaydon Corp.                                           12,350             530
Lennox International, Inc.                             37,488           1,226
Martin Marietta Materials, Inc.                        18,900           2,006
Material Sciences Corp. (AE)                            2,500              27
Metal Management, Inc.                                 11,606             378
Mueller Industries, Inc.                               37,785           1,430
Myers Industries, Inc. (N)                             16,607             294
NCI Building Systems, Inc. (AE)                         6,139             402
NewMarket Corp. (N)                                     8,600             437
Novamerican Steel, Inc. (AE)                           10,670             459
NS Group, Inc. (AE)                                    43,553           2,179
Olin Corp.                                             19,329             398
Owens-Illinois, Inc. (AE)                              76,750           1,403
Pactiv Corp. (AE)                                      45,200           1,100
Pioneer Cos., Inc. (AE)                                 2,309              74
PolyOne Corp. (AE)                                    110,361             980
Pope & Talbot, Inc. (N)                                11,200              90
Precision Castparts Corp.                               8,600             542
Quanex Corp.                                           13,027             557
Reliance Steel & Aluminum Co.                          31,300           2,784
Rock-Tenn Co. Class A                                  14,250             226
RPM International, Inc.                                12,000             221
Ryerson, Inc. (AE)(N)                                   7,200             212
Schulman A, Inc.                                        8,700             208
Schweitzer-Mauduit International, Inc.                    400              10
Scotts Miracle-Gro Co. (The) Class A                   34,600           1,531
Silgan Holdings, Inc.                                  18,900             734
Spartech Corp.                                         34,400             813
Standard Register Co. (The)                             2,542              35
Steel Dynamics, Inc.                                   27,900           1,742
Steel Technologies, Inc. (N)                            9,728             224
Symyx Technologies, Inc. (AE)                          23,100             673
Terra Industries, Inc. (AE)(N)                         57,050             472
Trammell Crow Co. (AE)                                  8,400             327
UAP Holding Corp.                                      16,282             340
Universal Forest Products, Inc. (N)                     3,200             239
URS Corp. (AE)                                         13,810             595
Valmont Industries, Inc.                               21,529             985
Valspar Corp.                                          11,900             337
Washington Group International, Inc.                   49,059           2,728
WD-40 Co. (N)                                           6,600             207
Westlake Chemical Corp.                                60,050           1,823
                                                                 ------------
                                                                       91,350
                                                                 ------------

Miscellaneous - 1.7%
Brunswick Corp. (N)                                    30,500           1,196
Foster Wheeler, Ltd. (AE)                              23,200           1,034
Hillenbrand Industries, Inc.                           26,200           1,346
Johnson Controls, Inc.                                 16,500           1,346
McDermott International, Inc. (AE)                     80,107           4,871

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SPX Corp.                                              35,800           1,960
Teleflex, Inc.                                         10,550             688
Trinity Industries, Inc. (N)                           36,800           2,337
Walter Industries, Inc.                                37,179           2,466
Wesco Financial Corp. (N)                               4,203           1,645
                                                                 ------------
                                                                       18,889
                                                                 ------------

Other Energy - 7.9%
Alliance Resource Partners, LP                          4,450             189
Alon USA Energy, Inc.                                   9,741             262
Atlas Pipeline Partners, LP (N)                        27,000           1,131
Atwood Oceanics, Inc. (AE)                             43,406           2,316
Basic Energy Services, Inc. (AE)(N)                    64,605           2,153
Bronco Drilling Co., Inc. (AE)(N)                      44,171           1,193
Cabot Oil & Gas Corp.                                  23,900           1,177
Comstock Resources, Inc. (AE)                          35,500           1,103
Cooper Cameron Corp. (AE)                              68,208           3,427
Core Laboratories NV (AE)                              50,993           3,123
Dawson Geophysical Co. (AE)(N)                         36,511           1,059
Denbury Resources, Inc. (AE)                           49,000           1,597
Diamond Offshore Drilling, Inc.                        23,427           2,127
Dresser-Rand Group, Inc. (AE)                           3,200              80
Dril-Quip, Inc. (AE)(N)                                 4,700             338
Dynegy, Inc. Class A (AE)                              43,100             214
Enbridge Energy Partners, LP (N)                       25,500           1,127
ENSCO International, Inc.                              28,500           1,524
Equitable Resources, Inc.                              16,400             582
FMC Technologies, Inc. (AE)                            45,239           2,469
Foundation Coal Holdings, Inc. (N)                     51,400           2,606
Frontier Oil Corp.                                     18,310           1,108
Global Industries, Ltd. (AE)                           67,000           1,063
Grey Wolf, Inc. (AE)                                   53,036             416
Helix Energy Solutions Group, Inc. (AE)(N)             91,055           3,535
Helmerich & Payne, Inc.                                67,150           4,885
Hercules Offshore, Inc. (AE)                           29,900           1,223
Hornbeck Offshore Services, Inc. (AE)                   5,100             183
Input/Output, Inc. (AE)(N)                             59,800             603
Meridian Resource Corp. (AE)(N)                        98,500             382
National-Oilwell Varco, Inc. (AE)                      56,522           3,898
NRG Energy, Inc. (AE)                                  33,100           1,575
Oil States International, Inc. (AE)                    23,300             941
Ormat Technologies, Inc. (N)                           10,900             373
Penn Virginia Corp.                                    13,044             940
Pioneer Drilling Co. (AE)                              64,700           1,049
Pogo Producing Co.                                      9,200             457
Pride International, Inc. (AE)                         29,400           1,026
Rowan Cos., Inc.                                        5,550             246
RPC, Inc. (N)                                          26,400             731

                                                         Special Growth Fund  17

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SEACOR Holdings, Inc. (AE)(N)                          20,700           1,831
St. Mary Land & Exploration Co. (N)                    21,738             920
Swift Energy Co. (AE)                                  35,100           1,487
Talisman Energy, Inc.                                  28,955           1,635
TC Pipelines, LP                                        9,384             316
TEPPCO Partners, LP (N)                                31,000           1,180
Tetra Technologies, Inc. (AE)                          81,264           3,998
Todco Class A                                          39,700           1,821
Trico Marine Services, Inc. (AE)(N)                    66,655           2,226
Unit Corp. (AE)                                        55,477           3,204
Veritas DGC, Inc. (AE)(N)                             111,238           5,333
W&T Offshore, Inc. (N)                                 26,050           1,112
W-H Energy Services, Inc. (AE)                         67,918           3,413
Weatherford International, Ltd. (AE)                   49,612           2,626
Whiting Petroleum Corp. (AE)(N)                        25,300           1,069
XTO Energy, Inc.                                       43,409           1,838
                                                                 ------------
                                                                       88,440
                                                                 ------------

Producer Durables - 7.5%
Advanced Energy Industries, Inc. (AE)                  23,613             374
AGCO Corp. (AE)                                        18,746             447
American Tower Corp. Class A (AE)                      26,000             888
Andrew Corp. (AE)                                     128,492           1,359
AO Smith Corp. (N)                                     26,242           1,242
Applied Industrial Technologies, Inc.                   3,450             143
Arris Group, Inc. (AE)                                103,502           1,226
ASML Holding NV (AE)                                  144,175           3,049
Asyst Technologies, Inc. (AE)(N)                       38,400             390
Axcelis Technologies, Inc. (AE)                        94,900             559
BE Aerospace, Inc. (AE)                               113,185           2,946
Briggs & Stratton Corp.                                32,400           1,093
Brooks Automation, Inc. (AE)                           91,854           1,242
Bucyrus International, Inc. Class A                    62,650           3,252
CalAmp Corp. (AE)                                       9,793             132
Cascade Corp. (N)                                      30,500           1,266
ClearOne Communications, Inc. (AE)                        358               1
CNH Global NV                                          19,700             527
Columbus McKinnon Corp. (AE)                           40,124           1,074
Crane Co.                                              23,700           1,001
Credence Systems Corp. (AE)(N)                         29,300             208
Crown Castle International Corp. (AE)                  16,200             545
Cymer, Inc. (AE)                                       21,950           1,135
Desarrolladora Homex SA de CV - ADR (AE)               61,370           2,352
DR Horton, Inc.                                        31,366             942
Ducommun, Inc. (AE)(N)                                 56,900           1,358
Electro Scientific Industries, Inc. (AE)                9,600             192
EnPro Industries, Inc. (AE)(N)                          7,100             262
Entegris, Inc. (AE)                                   142,427           1,450
ESCO Technologies, Inc. (AE)                           47,448           2,403
Flowserve Corp. (AE)                                   13,800             794
Franklin Electric Co., Inc.                             4,344             253
General Cable Corp. (AE)                                8,800             278

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Genlyte Group, Inc. (AE)                               20,797           1,431
GP Strategies Corp. (AE)                                1,200               9
Itron, Inc. (AE)                                       34,063           2,285
JLG Industries, Inc.                                   68,300           1,959
Joy Global, Inc.                                       53,564           3,519
KB Home                                                 5,200             320
Kennametal, Inc.                                       28,144           1,741
Kimball International, Inc. Class B (N)                14,174             215
Kulicke & Soffa Industries, Inc. (AE)(N)               17,400             158
Lennar Corp. Class A                                   19,550           1,074
Lindsay Manufacturing Co.                              14,584             379
LTX Corp. (AE)                                         19,000             108
Manitowoc Co., Inc. (The)                              23,736           1,179
Mastec, Inc. (AE)(N)                                   27,200             335
Mattson Technology, Inc. (AE)                          35,850             412
Meritage Homes Corp. (AE)                              17,015           1,116
Mettler Toledo International, Inc. (AE)                79,843           5,174
Milacron, Inc. (AE)(N)                                154,829             218
MKS Instruments, Inc. (AE)                             16,219             383
Molex, Inc.                                            26,900             999
Nordson Corp.                                           7,794             415
Novellus Systems, Inc. (AE)                             4,500             111
Orbital Sciences Corp. (AE)                            59,402             930
Orleans Homebuilders, Inc. (N)                          1,900              39
Pall Corp.                                             61,200           1,847
Photon Dynamics, Inc. (AE)                              7,400             141
Plantronics, Inc.                                      91,282           3,423
Polycom, Inc. (AE)                                     83,743           1,841
Regal-Beloit Corp.                                      8,644             406
Robbins & Myers, Inc.                                  32,500             790
Rofin-Sinar Technologies, Inc. (AE)                     4,818             271
SBA Communications Corp. Class A (AE)                  39,000             980
Steelcase, Inc. Class A (N)                            21,700             406
Technical Olympic USA, Inc. (AE)(N)                    52,750           1,108
Tecumseh Products Co. Class A (N)                      44,000           1,010
Tektronix, Inc.                                        52,900           1,868
Teledyne Technologies, Inc. (AE)                       21,500             783
Tennant Co.                                             9,372             477
Thermo Electron Corp. (AE)                             22,200             856
Toll Brothers, Inc. (AE)                               32,600           1,048
Tollgrade Communications, Inc. (AE)                     6,461              74
Twin Disc, Inc.                                         2,100              70
Ultratech, Inc. (AE)(N)                                30,100             591
United Industrial Corp.                                 1,900             124
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                82,783           2,711

 18  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Vicor Corp.                                            12,700             270
Viisage Technology, Inc. (AE)(N)                       43,800             735
Xyratex, Ltd. (AE)                                     70,581           2,111
Zygo Corp. (AE)                                        16,627             303
                                                                 ------------
                                                                       83,136
                                                                 ------------

Technology - 19.6%
Acxiom Corp.                                           21,629             564
Adaptec, Inc. (AE)                                    208,500           1,153
ADC Telecommunications, Inc. (AE)                     101,665           2,276
Advanced Digital Information Corp. (AE)(N)            132,600           1,126
Agile Software Corp. (AE)(N)                          268,100           1,869
Akamai Technologies, Inc. (AE)                        150,972           5,086
Alliance Semiconductor Corp. (AE)(N)                   70,300             190
Altera Corp. (AE)                                     155,447           3,395
American Reprographics Co. (AE)                         7,000             248
American Software, Inc. Class A                         6,490              48
Amkor Technology, Inc. (AE)(N)                         54,600             660
Amphenol Corp. Class A                                109,021           6,301
Anaren, Inc. (AE)                                       3,889              80
Ansoft Corp. (AE)                                       7,374             324
Ansys, Inc. (AE)                                        1,300              74
Applera Corp. - Applied Biosystems Group               70,300           2,027
Applied Micro Circuits Corp. (AE)(N)                  477,200           1,751
Ariba, Inc. (AE)(N)                                    52,900             489
Arrow Electronics, Inc. (AE)                           14,200             514
ASE Test, Ltd. (AE)(N)                                134,726           1,536
Aspen Technology, Inc. (AE)(N)                         46,600             599
Atmel Corp. (AE)                                       27,934             146
Avanex Corp. (AE)(N)                                  160,500             368
Avid Technology, Inc. (AE)(N)                          29,000           1,118
Avnet, Inc. (AE)                                       55,500           1,451
Avocent Corp. (AE)                                     10,700             288
AVX Corp.                                               7,500             134
Badger Meter, Inc.                                      5,200             322
BEA Systems, Inc. (AE)                                291,800           3,866
BearingPoint, Inc. (AE)(N)                            104,500             970
Benchmark Electronics, Inc. (AE)                       22,900             625
Black Box Corp.                                         6,750             316
Blackbaud, Inc.                                        17,867             375
BMC Software, Inc. (AE)                                17,400             375
Brocade Communications Systems, Inc. (AE)             272,200           1,677
Cadence Design Systems, Inc. (AE)                     323,400           6,122
Cbeyond Communications, Inc. (AE)(N)                   10,700             211
Checkpoint Systems, Inc. (AE)                          47,582           1,256
Ciena Corp. (AE)(N)                                   921,613           3,769
Cirrus Logic, Inc. (AE)(N)                             25,700             243
Citrix Systems, Inc. (AE)                              48,500           1,936
Coherent, Inc. (AE)                                    26,558             986
CommScope, Inc. (AE)                                   21,695             712

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Compuware Corp. (AE)                                   52,958             407
Comverse Technology, Inc. (AE)                         96,017           2,175
Conexant Systems, Inc. (AE)(N)                        482,700           1,709
CSG Systems International, Inc. (AE)                   15,779             399
Cubic Corp. (N)                                        21,946             505
Daktronics, Inc. (N)                                   61,100           2,396
Digitas, Inc. (AE)                                     31,070             438
Ditech Communications Corp. (AE)                       20,200             190
Echelon Corp. (AE)(N)                                   4,100              34
Electronics for Imaging, Inc. (AE)                    211,070           5,796
Emulex Corp. (AE)                                      24,036             449
Equinix, Inc. (AE)(N)                                  67,985           4,480
ESS Technology, Inc. (AE)(N)                           31,600             100
F5 Networks, Inc. (AE)                                 38,918           2,279
Fairchild Semiconductor International, Inc. (AE)       61,200           1,265
Finisar Corp. (AE)(N)                                 203,849             958
Flir Systems, Inc. (AE)(N)                             19,300             472
Formfactor, Inc. (AE)(N)                              137,710           5,741
Foundry Networks, Inc. (AE)                            30,100             428
Freescale Semiconductor, Inc. Class A (AE)             19,300             610
Gartner, Inc. Class A (AE)(N)                         195,000           2,734
Harris Corp.                                           49,750           2,317
Hittite Microwave Corp. (AE)(N)                        78,952           3,072
Hyperion Solutions Corp. (AE)                          88,787           2,719
Ikanos Communications, Inc. (AE)(N)                    38,818             719
Imation Corp.                                          19,900             836
Infocrossing, Inc. (AE)                                10,250             128
InFocus Corp. (AE)(N)                                  85,400             416
Informatica Corp. (AE)(N)                              70,800           1,088
Ingram Micro, Inc. Class A (AE)                        53,900             991
Integrated Device Technology, Inc. (AE)               112,700           1,715
Integrated Silicon Solution, Inc. (AE)(N)             109,600             724
Intergraph Corp. (AE)                                  46,751           2,058
Intermagnetics General Corp. (AE)(N)                  173,781           3,775
Internet Security Systems, Inc. (AE)                   17,452             393
Intersil Corp. Class A                                 31,900             945
JDA Software Group, Inc. (AE)(N)                       36,334             497
JDS Uniphase Corp. (AE)                               361,800           1,263
Juniper Networks, Inc. (AE)                           117,388           2,169
Keynote Systems, Inc. (AE)                             60,900             671
Komag, Inc. (AE)(N)                                    20,244             857
Lawson Software, Inc. (AE)(N)                         350,354           2,689
Logility, Inc. (AE)                                       942               9
LSI Logic Corp. (AE)                                  280,700           2,989
Maxtor Corp. (AE)(N)                                  235,800           2,283

                                                         Special Growth Fund  19

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MEMC Electronic Materials, Inc. (AE)                   44,700           1,815
Mentor Graphics Corp. (AE)                            312,430           4,102
Merge Technologies, Inc. (AE)                          13,900             176
Microsemi Corp. (AE)                                   27,002             738
MicroStrategy, Inc. Class A (AE)                        3,994             380
MRO Software, Inc. (AE)                                11,100             211
Napster, Inc. (AE)(N)                                  15,500              72
NAVTEQ Corp. (AE)                                      35,087           1,457
Netlogic Microsystems, Inc. (AE)(N)                    61,355           2,471
Nuance Communications, Inc. (AE)(N)                   149,600           1,919
Nvidia Corp. (AE)                                      95,500           2,791
Openwave Systems, Inc. (AE)                           107,876           2,008
Opnet Technologies, Inc. (AE)                           2,847              36
Optical Communication Products, Inc. (AE)(N)           12,700              31
Orckit Communications, Ltd. (AE)(N)                    31,400             506
Park Electrochemical Corp.                             75,555           2,340
PerkinElmer, Inc.                                      38,850             833
Plexus Corp. (AE)                                      20,600             897
PMC - Sierra, Inc. (AE)                               132,700           1,649
Portalplayer, Inc. (AE)                                31,417             349
PowerDsine, Ltd. (AE)(N)                               42,000             350
Quantum Corp. (AE)(N)                                 342,400           1,171
Rackable Systems, Inc. (AE)(N)                          9,800             504
Radisys Corp. (AE)                                      6,072             129
RADVision, Ltd. (AE)                                   77,000           1,344
RADWARE, Ltd. (AE)(N)                                  16,700             265
RealNetworks, Inc. (AE)(N)                             70,155             703
Red Hat, Inc. (AE)                                     31,700             932
Redback Networks, Inc. (AE)(N)                        175,332           3,927
Reynolds & Reynolds Co. (The) Class A                   9,325             277
Rockwell Automation, Inc.                              62,369           4,519
RSA Security, Inc. (AE)                               177,500           3,717
Safeguard Scientifics, Inc. (AE)                       72,200             186
Seachange International, Inc. (AE)(N)                  85,200             573
Semtech Corp. (AE)                                    108,000           2,025
Sigma Designs, Inc. (AE)(N)                            53,518             743
Silicon Laboratories, Inc. (AE)                        27,800           1,296
Silicon Storage Technology, Inc. (AE)(N)              137,996             631
Skyworks Solutions, Inc. (AE)                         209,300           1,496
Solectron Corp. (AE)                                  348,300           1,393
SPSS, Inc. (AE)                                        12,290             428
Stellent, Inc.                                          6,500              83
Sunpower Corp. Class A (AE)(N)                         16,300             626
SupportSoft, Inc. (AE)(N)                              29,600             135
Sycamore Networks, Inc. (AE)                          393,350           1,849
SYKES Enterprises, Inc. (AE)                           15,682             255
Synopsys, Inc. (AE)                                   115,300           2,517
Talx Corp.                                              8,100             211
Tekelec (AE)                                           70,400           1,005
Tellabs, Inc. (AE)                                     18,600             295
Tessera Technologies, Inc. (AE)                       145,459           4,665

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TIBCO Software, Inc. (AE)                             171,650           1,480
Transaction Systems Architects, Inc. Class A
   (AE)                                               146,496           5,851
Trident Microsystems, Inc. (AE)(N)                     63,500           1,689
Triquint Semiconductor, Inc. (AE)                      63,357             344
Trizetto Group, Inc. (The) (AE)(N)                      6,700             105
Tyler Technologies, Inc. (AE)                          27,100             299
Ultimate Software Group, Inc. (AE)(N)                  63,481           1,623
Unisys Corp. (AE)                                     439,000           2,739
Utstarcom, Inc. (AE)(N)                                89,300             621
VeriFone Holdings, Inc. (AE)                           84,605           2,619
Viasat, Inc. (AE)                                      45,700           1,377
Vignette Corp. (AE)                                    31,094             495
Vocus, Inc. (AE)(N)                                   103,352           1,577
Volterra Semiconductor Corp. (AE)(N)                   54,800             900
WatchGuard Technologies, Inc. (AE)                     40,000             208
Wavecom SA - ADR (AE)(N)                               25,200             313
webMethods, Inc. (AE)                                  41,108             386
Websense, Inc. (AE)                                    44,220           1,099
Western Digital Corp. (AE)                            154,400           3,249
Wind River Systems, Inc. (AE)                          10,567             121
Woodhead Industries, Inc.                               1,933              32
Zhone Technologies, Inc. (AE)(N)                       23,700              57
Zoran Corp. (AE)(N)                                    53,550           1,469
                                                                 ------------
                                                                      218,148
                                                                 ------------

Utilities - 3.3%
AGL Resources, Inc.                                     6,400             226
Allete, Inc.                                           32,200           1,506
Alliant Energy Corp.                                   51,800           1,655
Avista Corp.                                           24,490             514
Black Hills Corp.                                      11,365             412
Cablevision Systems Corp. Class A                      21,900             444
Centerpoint Energy, Inc. (N)                           48,800             587
CenturyTel, Inc.                                       75,250           2,837
Cleco Corp.                                            12,100             272
CMS Energy Corp. (AE)                                  67,700             902
Dobson Communications Corp. Class A (AE)              221,533           1,994
Energen Corp.                                          38,400           1,354
Laclede Group, Inc. (The) (N)                           9,900             338
Leap Wireless International, Inc. (AE)                 57,559           2,645
MDU Resources Group, Inc.                              42,200           1,551
NeuStar, Inc. Class A (AE)(N)                          94,788           3,327
New Jersey Resources Corp. (N)                         15,400             682
Nicor, Inc. (N)                                         5,400             214
NII Holdings, Inc. (AE)                                40,110           2,403
NorthWestern Corp.                                     12,550             441

 20  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
NSTAR                                                  43,700           1,208
OGE Energy Corp.                                       35,500           1,071
Pepco Holdings, Inc.                                  104,800           2,419
Pike Electric Corp. (AE)                               11,500             220
Pinnacle West Capital Corp.                            39,600           1,588
Premiere Global Services, Inc. (AE)                    77,938             609
Sierra Pacific Resources (AE)                          56,820             802
Southern Union Co.                                     47,900           1,242
Talk America Holdings, Inc. (AE)(N)                    25,500             232
TECO Energy, Inc.                                       9,400             150
Telephone & Data Systems, Inc.                         12,200             478
UGI Corp.                                              49,900           1,118
US Cellular Corp. (AE)(N)                              13,170             822
Westar Energy, Inc.                                    16,260             340
                                                                 ------------
                                                                       36,603
                                                                 ------------
TOTAL COMMON STOCKS
(cost $861,614)                                                     1,038,426
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Financial Services - 0.0%
Washington Mutual, Inc. (AE)
   2050 Warrants                                          211              35
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $45)                                                                 35
                                                                 ------------

SHORT-TERM INVESTMENTS - 9.7%
Frank Russell Investment Company
   Money Market Fund                              103,670,445         103,670
United States Treasury Bills (c)(z)(sec.)
   4.589% due 06/15/06                                  4,000           3,978
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $107,648)                                                       107,648
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 16.1%
Frank Russell Investment Company
   Money Market Fund (X)                           46,926,432          46,926
State Street Securities Lending
   Quality Trust (X)                              132,197,689         132,198
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $179,124)                                                       179,124
                                                                 ------------

TOTAL INVESTMENTS - 119.0%
(identified cost $1,148,431)                                        1,325,233

OTHER ASSETS AND LIABILITIES,
NET - (19.0%)                                                        (211,756)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,113,477
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                         Special Growth Fund  21

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 Mini Index (CME)
   expiration date 06/06 (1,045)                           80,340              2,621
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      2,621
                                                                     ===============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Auto and Transportation                                       3.4
Consumer Discretionary                                       16.6
Consumer Staples                                              0.8
Financial Services                                           15.9
Health Care                                                   8.1
Integrated Oils                                               0.2
Materials and Processing                                      8.2
Miscellaneous                                                 1.7
Other Energy                                                  7.9
Producer Durables                                             7.5
Technology                                                   19.6
Utilities                                                     3.3
Warrants & Rights                                              --*
Short-Term Investments                                        9.7
Other Securities                                             16.1
                                                  ---------------
Total Investments                                           119.0
Other Assets and Liabilities, Net                           (19.0)
                                                  ---------------

                                                            100.0
                                                  ===============
Futures Contracts                                             0.2

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

 22  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                $     1,093.70      $     1,015.03
Expenses Paid During
Period*                       $        10.23      $         9.84

* Expenses are equal to the Fund's annualized expense ratio of 1.97% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                $     1,097.70      $     1,018.74
Expenses Paid During
Period*                       $         6.35      $         6.11

* Expenses are equal to the Fund's annualized expense ratio of 1.22% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2006                $     1,099.00      $     1,019.98
Expenses Paid During
Period*                       $         5.05      $         4.86

* Expenses are equal to the Fund's annualized expense ratio of 0.97% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                    Quantitative Equity Fund  23

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.9%
Auto and Transportation - 2.3%
Alaska Air Group, Inc. (AE)                            43,400           1,647
American Commercial Lines, Inc. (AE)(N)                13,400             723
Burlington Northern Santa Fe Corp.                    130,900          10,410
CSX Corp.                                             116,100           7,952
FedEx Corp.                                            96,500          11,110
Ford Motor Co. (N)                                    753,200           5,235
Harley-Davidson, Inc. (N)                             117,700           5,984
JB Hunt Transport Services, Inc. (N)                  112,300           2,676
Landstar System, Inc. (N)                              14,100             599
Norfolk Southern Corp.                                251,500          13,581
Oshkosh Truck Corp.                                    20,100           1,230
Paccar, Inc.                                          121,114           8,712
Southwest Airlines Co.                                272,200           4,415
Swift Transportation Co., Inc. (AE)                    63,700           1,908
TRW Automotive Holdings Corp. (AE)                     23,900             530
Union Pacific Corp.                                     6,700             611
United Parcel Service, Inc. Class B                     7,300             592
                                                                 ------------
                                                                       77,915
                                                                 ------------

Consumer Discretionary - 13.2%
Abercrombie & Fitch Co. Class A                        25,800           1,567
Accenture, Ltd. Class A                               211,400           6,145
Advance Auto Parts, Inc.                               54,300           2,184
Alberto-Culver Co.                                     46,400           2,087
American Greetings Corp. Class A                      105,300           2,371
Ameristar Casinos, Inc. (N)                             7,700             190
Aramark Corp. Class B (N)                              41,200           1,158
Autonation, Inc. (AE)                                 239,500           5,394
Bebe Stores, Inc. (N)                                   5,100              90
Best Buy Co., Inc.                                    116,400           6,595
Black & Decker Corp.                                   95,500           8,940
Boyd Gaming Corp. (N)                                  12,700             633
Brinker International, Inc.                            80,700           3,160
Career Education Corp. (AE)                            62,400           2,301
CBS Corp. Class B                                     353,611           9,006
Cendant Corp.                                         251,500           4,384
Circuit City Stores, Inc.                             299,440           8,609
Claire's Stores, Inc.                                  83,600           2,944
Clear Channel Communications, Inc.                    108,400           3,093
Coach, Inc. (AE)                                      879,700          29,048
Convergys Corp. (AE)                                   42,100             820
Corporate Executive Board Co.                          11,000           1,178
Costco Wholesale Corp.                                 71,400           3,886
Darden Restaurants, Inc.                              187,200           7,413
Dillard's, Inc. Class A                               262,800           6,854
DIRECTV Group, Inc. (The) (AE)                         35,700             610
DreamWorks Animation SKG, Inc. Class A (AE)(N)          7,400             201
Dress Barn, Inc. (AE)(N)                               58,400           1,477
Electronic Arts, Inc. (AE)                             76,800           4,362

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Estee Lauder Cos., Inc. (The) Class A (N)             153,900           5,713
Gannett Co., Inc.                                      13,100             721
Gemstar-TV Guide International, Inc. (AE)(N)           84,700             280
Google, Inc. Class A (AE)                              54,700          22,861
Guess?, Inc. (AE)(N)                                    1,200              48
Harman International Industries, Inc.                     800              70
Harrah's Entertainment, Inc.                           56,700           4,629
Hasbro, Inc.                                           97,300           1,918
Hilton Hotels Corp.                                    22,300             601
Home Depot, Inc.                                      619,871          24,751
International Game Technology                         165,900           6,293
Jackson Hewitt Tax Service, Inc.                        8,700             260
JC Penney Co., Inc.                                   117,400           7,685
Kimberly-Clark Corp.                                  150,800           8,826
Liberty Global, Inc. Series A (AE)                     18,600             385
Liberty Media Corp. Class A (AE)                      981,600           8,196
Limited Brands, Inc.                                   26,700             685
Lowe's Cos., Inc.                                     236,400          14,905
Manpower, Inc.                                         66,100           4,306
Marriott International, Inc. Class A                   76,300           5,575
McDonald's Corp.                                      228,100           7,885
McGraw-Hill Cos., Inc. (The)                          297,200          16,542
Men's Wearhouse, Inc. (The) (N)                        32,300           1,145
MGM Mirage                                             38,000           1,706
Mohawk Industries, Inc. (AE)                           21,100           1,690
News Corp. Class A                                    852,500          14,629
Nike, Inc. Class B                                     76,700           6,277
NTL, Inc.                                              10,075             277
Office Depot, Inc. (AE)                               195,800           7,946
Omnicom Group, Inc.                                    30,200           2,718
PHH Corp. (AE)(N)                                      20,200             563
Phillips-Van Heusen Corp. (N)                           9,500             382
Republic Services, Inc.                                55,000           2,421
Robert Half International, Inc.                        32,700           1,382
SCP Pool Corp. (N)                                     14,600             682
Six Flags, Inc. (AE)(N)                                13,300             123
Staples, Inc.                                         229,150           6,052
Starbucks Corp. (AE)                                  354,500          13,212
Target Corp.                                          764,300          40,584
Time Warner, Inc.                                   2,217,600          38,586
Tribune Co.                                            33,800             974
Univision Communications, Inc. Class A (AE)           176,800           6,310
Vail Resorts, Inc. (AE)(N)                              2,100              79
Viacom, Inc. Class B (AE)                              59,911           2,386

 24  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Walt Disney Co.                                       391,500          10,946
Weight Watchers International, Inc.                    28,300           1,397
Whirlpool Corp.                                        83,000           7,449
Yahoo!, Inc. (AE)                                     126,600           4,150
Yum! Brands, Inc.                                     196,800          10,171
                                                                 ------------
                                                                      454,072
                                                                 ------------

Consumer Staples - 5.7%
Albertson's, Inc.                                      54,200           1,373
Altria Group, Inc.                                    149,500          10,937
Clorox Co.                                             17,800           1,142
Coca-Cola Co. (The)                                   384,200          16,121
Coca-Cola Enterprises, Inc.                            74,000           1,445
Colgate-Palmolive Co.                                 165,100           9,761
CVS Corp.                                             156,200           4,642
Dean Foods Co. (AE)                                    25,100             994
General Mills, Inc.                                   317,500          15,666
Hershey Co. (The) (N)                                  60,200           3,211
Hormel Foods Corp.                                     49,800           1,671
Kellogg Co.                                             2,000              93
Kraft Foods, Inc. Class A (N)                          45,200           1,412
Kroger Co. (The)                                      562,249          11,391
Loews Corp.                                            16,600             851
Pepsi Bottling Group, Inc. (N)                        168,400           5,406
PepsiCo, Inc.                                         857,800          49,958
Pilgrim's Pride Corp.                                  30,400             794
Procter & Gamble Co.                                  692,403          40,305
Reynolds American, Inc. (N)                            64,900           7,116
Safeway, Inc.                                          76,500           1,923
Supervalu, Inc.                                        82,000           2,379
Tyson Foods, Inc. Class A                             408,600           5,966
Walgreen Co.                                           51,800           2,172
                                                                 ------------
                                                                      196,729
                                                                 ------------

Financial Services - 20.6%
Aflac, Inc.                                             1,100              52
Alliance Data Systems Corp. (AE)                        1,000              55
Allstate Corp. (The)                                  308,100          17,405
Ambac Financial Group, Inc.                            25,900           2,133
American Express Co.                                  156,400           8,416
American International Group, Inc.                    273,600          17,852
AmeriCredit Corp. (AE)                                 99,300           3,007
Ameriprise Financial, Inc.                             74,400           3,649
AmerUs Group Co.                                       11,800             692
AON Corp.                                              79,800           3,344
Archstone-Smith Trust (o)                              29,200           1,427
Automatic Data Processing, Inc.                       157,500           6,943
Bank of America Corp.                               1,844,712          92,088
Bank of Hawaii Corp.                                   79,800           4,334
Bank of New York Co., Inc. (The)                      188,200           6,615
BB&T Corp.                                             29,100           1,250
Bear Stearns Cos., Inc. (The)                          24,900           3,549
Brown & Brown, Inc. (N)                                37,800           1,181

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CapitalSource, Inc. (N)                                33,200             780
CBL & Associates Properties, Inc. (o)                  48,400           1,936
Charles Schwab Corp. (The) (AE)                       192,700           3,449
Checkfree Corp. (AE)                                   13,600             733
Chubb Corp.                                           167,800           8,648
Cigna Corp.                                            51,300           5,489
Cincinnati Financial Corp. (N)                         74,187           3,163
CIT Group, Inc.                                       247,000          13,340
Citigroup, Inc.                                       866,200          43,267
Comerica, Inc.                                        112,600           6,404
Developers Diversified Realty Corp. (o)                14,800             787
E*Trade Financial Corp. (AE)                           41,800           1,040
Fannie Mae                                             32,200           1,629
Fidelity National Financial, Inc.                     243,662          10,229
Fidelity National Information Services, Inc.           20,900             794
First American Corp.                                  142,500           6,071
First Data Corp.                                       23,000           1,097
Fiserv, Inc. (AE)                                     293,700          13,240
Franklin Resources, Inc.                              102,600           9,554
Genworth Financial, Inc. Class A                      179,800           5,969
Global Payments, Inc.                                   1,800              85
Golden West Financial Corp.                            30,300           2,178
Goldman Sachs Group, Inc.                              83,200          13,336
Greenhill & Co., Inc. (N)                               1,200              85
Hartford Financial Services Group, Inc.                 8,500             781
Health Care Property Investors, Inc. (o)               23,500             644
Hospitality Properties Trust (o)                       13,900             599
Host Hotels & Resorts, Inc. (AE)(o)                    62,600           1,316
Hudson City Bancorp, Inc.                             375,300           5,033
IndyMac Bancorp, Inc. (N)                              36,100           1,744
JPMorgan Chase & Co.                                  745,196          33,817
KeyCorp                                               250,000           9,555
Kimco Realty Corp. (o)                                 70,700           2,625
Knight Capital Group, Inc. Class A (AE)                19,723             331
LandAmerica Financial Group, Inc. (N)                  15,900           1,103
Lehman Brothers Holdings, Inc.                        174,900          26,436
Leucadia National Corp. (N)                            27,500           1,671
Loews Corp.                                           116,100          12,324
Markel Corp. (AE)(N)                                      600             210
MBIA, Inc.                                            121,478           7,244
Merrill Lynch & Co., Inc.                             469,200          35,781
Metlife, Inc.                                         639,300          33,308

                                                    Quantitative Equity Fund  25

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mid-America Apartment Communities, Inc. (o)             7,300             387
Moody's Corp.                                         133,600           8,285
Morgan Stanley                                        402,100          25,855
National City Corp.                                   122,000           4,502
Nationwide Financial Services, Inc. Class A            22,000             965
Old Republic International Corp. (N)                  180,000           4,005
Paychex, Inc.                                          18,600             751
Philadelphia Consolidated Holding Co. (AE)             18,800             623
PNC Financial Services Group, Inc.                     92,100           6,582
Principal Financial Group, Inc.                       308,700          15,839
ProLogis (o)                                          150,301           7,548
Protective Life Corp.                                   9,400             474
Prudential Financial, Inc.                            210,100          16,415
Public Storage, Inc. (o)                               16,200           1,245
Radian Group, Inc.                                     37,000           2,321
Rayonier, Inc. (o)(N)                                  35,100           1,445
Regions Financial Corp.                                26,313             961
Safeco Corp.                                          129,500           6,721
Simon Property Group, Inc. (o)                         48,000           3,930
Sotheby's Holdings Class A (AE)(N)                     17,700             531
Stancorp Financial Group, Inc.                         19,000             937
State Street Corp.                                     45,800           2,992
SunTrust Banks, Inc.                                  119,012           9,203
Synovus Financial Corp.                                20,800             582
TD Ameritrade Holding Corp.                           488,200           9,061
UnionBanCal Corp.                                     174,900          12,259
United Rentals, Inc. (AE)                              83,500           2,978
US Bancorp                                            553,618          17,406
Wachovia Corp.                                        113,500           6,793
Washington Mutual, Inc.                               159,900           7,205
Wells Fargo & Co.                                     331,100          22,743
WR Berkley Corp.                                       81,825           3,062
Zions Bancorporation                                   13,100           1,088
                                                                 ------------
                                                                      707,511
                                                                 ------------

Health Care - 12.8%
Abbott Laboratories                                   390,682          16,698
Aetna, Inc.                                           295,468          11,375
Allergan, Inc.                                         75,600           7,766
Alpharma, Inc. Class A (N)                              1,400              37
AmerisourceBergen Corp.                               670,300          28,923
Amgen, Inc. (AE)                                      380,100          25,733
Baxter International, Inc.                            136,500           5,146
Becton Dickinson & Co.                                483,800          30,499
Biogen Idec, Inc. (AE)                                 93,900           4,211
Boston Scientific Corp. (AE)                               --              --
Bristol-Myers Squibb Co.                              181,900           4,617
Cardinal Health, Inc.                                 290,700          19,579
Caremark Rx, Inc.                                     408,900          18,625
Celgene Corp. (AE)                                     68,400           2,884

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Coventry Health Care, Inc. (AE)                        32,100           1,594
CR Bard, Inc.                                          36,600           2,725
Dade Behring Holdings, Inc.                            87,000           3,393
Endo Pharmaceuticals Holdings, Inc. (AE)              114,700           3,607
Express Scripts, Inc. (AE)                            111,500           8,713
Forest Laboratories, Inc. (AE)                        104,300           4,212
Genentech, Inc. (AE)                                  272,000          21,681
Gilead Sciences, Inc. (AE)                            183,600          10,557
Humana, Inc. (AE)                                      87,700           3,962
Johnson & Johnson                                     716,900          42,017
Kinetic Concepts, Inc. (AE)                            26,500           1,157
King Pharmaceuticals, Inc. (AE)                       246,500           4,287
McKesson Corp.                                        644,100          31,297
Medco Health Solutions, Inc. (AE)                      70,800           3,769
Medtronic, Inc.                                       161,500           8,094
Merck & Co., Inc.                                     569,100          19,588
Mylan Laboratories, Inc.                               37,900             828
New River Pharmaceuticals, Inc. (AE)(N)                13,200             449
Pfizer, Inc.                                        2,496,900          63,246
Pharmaceutical Product Development, Inc.               37,800           1,356
Psychiatric Solutions, Inc. (AE)(N)                     5,700             188
Schering-Plough Corp.                                 331,100           6,397
Sierra Health Services, Inc. (AE)                      24,900             976
St. Jude Medical, Inc. (AE)                            66,300           2,618
Stryker Corp.                                          10,300             451
Tenet Healthcare Corp. (AE)                           162,700           1,354
UnitedHealth Group, Inc.                              167,000           8,307
Wyeth                                                 153,100           7,451
                                                                 ------------
                                                                      440,367
                                                                 ------------

Integrated Oils - 5.5%
Chevron Corp.                                          90,500           5,522
ConocoPhillips                                        813,415          54,418
Exxon Mobil Corp.                                   1,868,908         117,891
Marathon Oil Corp.                                    152,500          12,102
Occidental Petroleum Corp.                              7,100             729
                                                                 ------------
                                                                      190,662
                                                                 ------------

Materials and Processing - 4.4%
Alcoa, Inc.                                           169,700           5,732
Archer-Daniels-Midland Co.                            241,600           8,780
Ashland, Inc.                                          37,900           2,495
Avery Dennison Corp.                                   59,500           3,719
Celanese Corp.                                          3,200              70
Coeur d'Alene Mines Corp. (AE)(N)                      31,400             219

 26  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dow Chemical Co. (The)                                 62,400           2,534
Energizer Holdings, Inc. (AE)                          87,100           4,455
Florida Rock Industries, Inc.                          32,600           2,033
Freeport-McMoRan Copper & Gold, Inc. Class B (N)      558,900          36,094
Granite Construction, Inc.                             17,900             830
Louisiana-Pacific Corp.                                64,000           1,765
Martin Marietta Materials, Inc.                        31,000           3,291
Monsanto Co.                                          102,500           8,548
Mosaic Co. (The) (AE)(N)                               31,600             474
Mueller Industries, Inc. (N)                            3,600             136
Newmont Mining Corp.                                   54,300           3,169
Nucor Corp.                                           351,000          38,196
Owens-Illinois, Inc. (AE)                              60,400           1,104
Pactiv Corp. (AE)                                       8,200             200
Precision Castparts Corp.                              16,200           1,020
Quanta Services, Inc. (AE)(N)                          12,800             208
Rohm & Haas Co.                                       142,500           7,211
Scotts Miracle-Gro Co. (The) Class A                   24,000           1,062
Sherwin-Williams Co. (The)                             67,000           3,413
Southern Copper Corp. (N)                              30,300           3,001
Steel Dynamics, Inc.                                   12,900             805
Vulcan Materials Co.                                  111,600           9,482
                                                                 ------------
                                                                      150,046
                                                                 ------------

Miscellaneous - 3.0%
3M Co.                                                129,000          11,020
General Electric Co.                                2,615,900          90,484
ITT Industries, Inc.                                   18,700           1,052
SPX Corp.                                              49,000           2,683
                                                                 ------------
                                                                      105,239
                                                                 ------------
Other Energy - 3.3%
Anadarko Petroleum Corp.                              163,000          17,086
Apache Corp.                                           88,500           6,287
Cooper Cameron Corp. (AE)                              61,800           3,105
Denbury Resources, Inc. (AE)                           23,200             756
Devon Energy Corp.                                    282,000          16,951
Diamond Offshore Drilling, Inc. (N)                    29,700           2,696
ENSCO International, Inc.                              38,600           2,065
EOG Resources, Inc.                                   118,500           8,322
Foundation Coal Holdings, Inc. (N)                     30,900           1,567
Helix Energy Solutions Group, Inc. (AE)(N)             25,400             986
Hugoton Royalty Trust                                   1,115              31
Newfield Exploration Co. (AE)                          52,100           2,324
Patterson-UTI Energy, Inc.                            160,600           5,197
Pogo Producing Co.                                     17,200             855
Range Resources Corp. (N)                              50,300           1,334
RPC, Inc. (N)                                          32,200             892
Schlumberger, Ltd.                                     93,000           6,430
SEACOR Holdings, Inc. (AE)(N)                           8,300             734
Southwestern Energy Co. (AE)                           46,800           1,686

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sunoco, Inc.                                          334,200          27,083
Ultra Petroleum Corp. (AE)                             97,700           6,249
Unit Corp. (AE)                                        18,400           1,062
XTO Energy, Inc.                                       18,700             792
                                                                 ------------
                                                                      114,490
                                                                 ------------

Producer Durables - 6.1%
Agilent Technologies, Inc. (AE)                       113,887           4,375
Andrew Corp. (AE)                                     102,700           1,087
Applied Materials, Inc.                               405,700           7,282
Boeing Co.                                            448,300          37,411
Brooks Automation, Inc. (AE)(N)                        21,100             285
Caterpillar, Inc.                                     240,200          18,193
Cummins, Inc. (N)                                      10,900           1,139
Danaher Corp.                                          61,600           3,957
DR Horton, Inc.                                       322,970           9,696
Emerson Electric Co.                                  173,100          14,705
Illinois Tool Works, Inc.                              35,700           3,666
Joy Global, Inc.                                       44,700           2,936
KB Home                                                13,000             800
Lam Research Corp. (AE)                                36,200           1,769
Lennar Corp. Class A                                   99,300           5,455
Lockheed Martin Corp.                                 574,400          43,597
Manitowoc Co., Inc. (The)                               7,400             367
Mettler Toledo International, Inc. (AE)                 6,000             389
Molex, Inc.                                            12,500             464
Northrop Grumman Corp.                                531,796          35,577
Pulte Homes, Inc.                                      15,800             590
Toll Brothers, Inc. (AE)                               14,500             466
United Technologies Corp.                             224,200          14,075
Waters Corp. (AE)                                      16,500             747
                                                                 ------------
                                                                      209,028
                                                                 ------------

Technology - 13.9%
Acxiom Corp.                                           32,100             832
Advanced Micro Devices, Inc. (AE)                     267,700           8,660
Agere Systems, Inc. (AE)                               60,300             948
Amkor Technology, Inc. (AE)(N)                         72,300             874
Apple Computer, Inc. (AE)                             188,900          13,297
Applied Micro Circuits Corp. (AE)                     192,900             708
Arrow Electronics, Inc. (AE)                          108,900           3,942
Atmel Corp. (AE)(N)                                   205,204           1,075
Avnet, Inc. (AE)                                       25,900             677
AVX Corp. (N)                                          17,800             317
Broadcom Corp. Class A (AE)                            77,500           3,186
Cadence Design Systems, Inc. (AE)                      91,900           1,740
Ceridian Corp. (AE)                                    14,700             356

                                                    Quantitative Equity Fund  27

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ciena Corp. (AE)(N)                                    90,300             369
Cisco Systems, Inc. (AE)                            2,547,700          53,374
Citrix Systems, Inc. (AE)                              43,200           1,725
Computer Sciences Corp. (AE)                          233,900          13,695
Conexant Systems, Inc. (AE)(N)                         68,200             241
Corning, Inc. (AE)                                     76,900           2,125
Electronic Data Systems Corp.                         293,700           7,953
EMC Corp. (AE)                                      1,056,600          14,275
F5 Networks, Inc. (AE)(N)                              53,700           3,145
Finisar Corp. (AE)(N)                                  78,100             367
Freescale Semiconductor, Inc.                         200,600           6,353
General Dynamics Corp.                                146,500           9,613
Harris Corp.                                           52,700           2,454
Hewlett-Packard Co.                                 1,481,500          48,104
Ingram Micro, Inc. Class A (AE)                        92,900           1,708
Intel Corp.                                           515,900          10,308
Intermagnetics General Corp. (AE)(N)                   12,400             269
International Business Machines Corp.                 408,000          33,595
Intuit, Inc. (AE)                                     162,600           8,808
Jabil Circuit, Inc. (AE)                              795,200          31,005
L-3 Communications Holdings, Inc.                      33,500           2,737
LSI Logic Corp. (AE)(N)                               108,100           1,151
Microchip Technology, Inc.                             60,400           2,251
Micron Technology, Inc. (AE)                          262,000           4,446
Microsoft Corp.                                     1,877,902          45,351
Motorola, Inc.                                        746,700          15,942
National Semiconductor Corp.                          301,600           9,042
Novell, Inc. (AE)                                     401,800           3,303
Nvidia Corp. (AE)                                     326,800           9,549
Oracle Corp. (AE)                                     457,900           6,681
Qualcomm, Inc.                                        315,800          16,213
Raytheon Co.                                          141,200           6,251
Red Hat, Inc. (AE)(N)                                 129,200           3,797
Rockwell Automation, Inc.                              36,700           2,659
Seagate Technology, Inc. (AE)                          67,668              --
Silicon Laboratories, Inc. (AE)                         6,800             317
Sun Microsystems, Inc. (AE)                           686,300           3,432
Sycamore Networks, Inc. (AE)(N)                       158,300             744
Synopsys, Inc. (AE)                                   116,000           2,532
Tellabs, Inc. (AE)                                    171,700           2,722
Texas Instruments, Inc.                             1,205,200          41,833
Trident Microsystems, Inc. (AE)(N)                     15,300             407
Unisys Corp. (AE)                                     125,000             780
Websense, Inc. (AE)                                    15,500             385
Western Digital Corp. (AE)(N)                         453,409           9,540
Xilinx, Inc.                                           61,000           1,688
                                                                 ------------
                                                                      479,851
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Utilities - 5.1%
Allete, Inc. (N)                                        2,700             126
American Electric Power Co., Inc.                      94,500           3,162
AT&T, Inc.                                            349,842           9,169
BellSouth Corp.                                       117,800           3,979
CenturyTel, Inc.                                      243,400           9,176
Comcast Corp. Class A (AE)                             29,500             913
Consolidated Edison, Inc. (N)                          51,600           2,225
Constellation Energy Group, Inc.                       92,000           5,053
DTE Energy Co. (N)                                     35,000           1,427
Duke Energy Corp.                                     326,500           9,508
Edison International                                  730,041          29,501
Entergy Corp.                                          65,200           4,560
FirstEnergy Corp.                                      34,500           1,750
FPL Group, Inc.                                         3,000             119
KeySpan Corp.                                          87,500           3,533
Leap Wireless International, Inc. (AE)(N)              14,200             653
Nextel Partners, Inc. Class A (AE)                    241,600           6,847
Oneok, Inc.                                             4,800             158
PG&E Corp.                                            310,900          12,386
Sempra Energy                                          22,300           1,026
Sprint Nextel Corp.                                   159,500           3,956
Telephone & Data Systems, Inc.                         40,000           1,568
TXU Corp.                                             548,500          27,222
Verizon Communications, Inc.                        1,090,576          36,022
                                                                 ------------
                                                                      174,039
                                                                 ------------

TOTAL COMMON STOCKS
(cost $2,878,402)                                                   3,299,949
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.2%
Frank Russell Investment Company
   Money Market Fund                              138,109,000         138,109
United States Treasury Bills (c)(z)(sec.)
   4.589% due 06/15/06                                  7,500           7,458
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $145,567)                                                       145,567
                                                                 ------------

 28  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OTHER SECURITIES - 2.1%
Frank Russell Investment Company
   Money Market Fund (X)                           18,545,409          18,545
State Street Securities Lending Quality Trust
   (X)                                             52,244,760          52,245
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $70,790)                                                         70,790
                                                                 ------------

TOTAL INVESTMENTS - 102.2%
(identified cost $3,094,759)                                        3,516,306

OTHER ASSETS AND LIABILITIES,
NET - (2.2%)                                                          (76,527)
                                                                 ------------

NET ASSETS - 100.0%                                                 3,439,779
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 06/06 (37)                              13,270                301

Russell 1000 Mini Index (CME) expiration date
   06/06 (60)                                               4,304                 44

S&P 500 E-Mini Index (CME) expiration date 06/06
   (375)                                                   24,673                465

S&P 500 Index (CME) expiration date 06/06 (150)            49,346                297

S&P Midcap 400 E-Mini Index (CME) expiration
   date 06/06 (630)                                        50,816              1,135
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      2,242
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                    Quantitative Equity Fund  29

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Auto and Transportation                                       2.3
Consumer Discretionary                                       13.2
Consumer Staples                                              5.7
Financial Services                                           20.6
Health Care                                                  12.8
Integrated Oils                                               5.5
Materials and Processing                                      4.4
Miscellaneous                                                 3.0
Other Energy                                                  3.3
Producer Durables                                             6.1
Technology                                                   13.9
Utilities                                                     5.1
Short-Term Investments                                        4.2
Other Securities                                              2.1
                                                  ---------------
Total Investments                                           102.2
Other Assets and Liabilities, Net                            (2.2)
                                                  ---------------

                                                            100.0
                                                  ===============
Futures Contracts                                             0.1

See accompanying notes which are an integral part of the financial statements.

 30  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,236.20      $     1,013.84
Expenses Paid During
Period*                       $        12.25      $        11.03

* Expenses are equal to the Fund's annualized expense ratio of 2.21% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,241.00      $     1,017.55
Expenses Paid During
Period*                       $         8.11      $         7.30

* Expenses are equal to the Fund's annualized expense ratio of 1.46% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,242.40      $     1,018.79
Expenses Paid During
Period*                       $         6.73      $         6.06

* Expenses are equal to the Fund's annualized expense ratio of 1.21% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                               International Securities Fund  31

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 91.7%
Australia - 3.3%
Amcor, Ltd. (N)                                     1,186,829           6,519
AMP Ltd.                                              237,500           1,626
Australia & New Zealand Banking Group, Ltd.           145,787           3,096
Australian Gas Light Co., Ltd.                         18,500             273
Australian Stock Exchange, Ltd. (N)                    30,900             771
Australian Wealth Management, Ltd. (AE)                46,200              86
AXA Asia Pacific Holdings, Ltd. (N)                    60,300             289
Babcock & Brown, Ltd.                                  10,800             150
BHP Billiton, Ltd.                                    553,287          12,317
Billabong International, Ltd. (N)                      35,800             419
BlueScope Steel, Ltd.                                  39,100             228
Boral, Ltd.                                            34,500             250
Bradken, Ltd.                                          54,831             234
Burns Philp & Co., Ltd. (AE)                          461,011             340
Caltex Australia, Ltd.                                 25,200             386
Centro Properties Group                                36,700             181
CFS Gandel Retail Trust                                81,600             115
Coca-Cola Amatil, Ltd.                                 61,950             343
Coles Myer, Ltd.                                      579,686           4,717
Commonwealth Bank of Australia                         42,000           1,500
Computershare, Ltd.                                   230,500           1,380
ConnectEast Group                                     312,752             273
CSL, Ltd.                                               3,300             145
CSR, Ltd.                                             157,800             486
David Jones, Ltd. (N)                                 117,000             238
DB RREEF Trust (o)                                    129,442             144
Downer EDI, Ltd.                                      122,013             805
Dyno Nobel, Ltd. (AE)                                  75,800             151
Foster's Group, Ltd.                                1,773,644           7,923
GPT Group                                              73,300             234
Gunns, Ltd. (N)                                        20,200              49
Insurance Australia Group, Ltd. (N)                   289,910           1,244
Leighton Holdings, Ltd.                                19,800             251
Lend Lease Corp., Ltd.                                 15,600             169
Lion Nathan, Ltd.                                      27,700             175
Macquarie Airports                                    912,800           2,275
Macquarie Bank, Ltd. (N)                               45,120           2,448
Macquarie Goodman Group (N)                            22,330              87
Macquarie Infrastructure Group                         85,700             232
McGuigan Simeon Wines, Ltd.                           101,631             244
Mirvac Group (N)                                       13,700              44
National Australia Bank, Ltd.                         640,692          18,307
Oil Search, Ltd. (N)                                  161,500             528
OneSteel, Ltd.                                        138,800             419
Origin Energy, Ltd.                                    22,700             122
Pacific Brands, Ltd.                                  100,600             173
PaperlinX, Ltd. (N)                                    33,700              86
Patrick Corp., Ltd.                                    12,800              83
Promina Group, Ltd.                                   351,400           1,514

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Publishing & Broadcasting, Ltd. (N)                    34,940             493
QBE Insurance Group, Ltd. (N)                         433,053           7,363
Ramsay Health Care, Ltd. (N)                           53,658             432
Rinker Group, Ltd.                                    112,820           1,817
Rio Tinto, Ltd. (N)                                    16,200             968
Santos, Ltd.                                           40,100             360
Select Managed Funds, Ltd.                              5,400              34
Sons of Gwalia, Ltd. (AE)(N)(B)                        34,800              --
Stockland (N)                                          45,700             239
Suncorp-Metway, Ltd.                                   29,400             454
Symbion Health, Ltd.                                  215,044             559
TABCORP Holdings, Ltd. (N)                            181,040           2,104
Telstra Corp., Ltd. (N)                             1,926,266           5,766
Transurban Group (N)                                  154,300             774
United Group, Ltd. (N)                                 56,700             569
Wesfarmers, Ltd. (N)                                  122,638           3,373
Westfield Group (N)                                    43,256             556
Westpac Banking Corp.                                  52,000             992
Woodside Petroleum, Ltd.                                9,800             348
Woolworths, Ltd.                                      153,306           2,173
                                                                 ------------
                                                                      103,443
                                                                 ------------

Austria - 0.4%
Erste Bank der Oesterreichischen Sparkassen AG         89,686           5,442
Erste Bank der Oesterreichischen Sparkassen Ag
   (AE)                                                34,416           2,065
OMV AG                                                 35,900           2,496
Voestalpine AG                                         22,300           3,256
                                                                 ------------
                                                                       13,259
                                                                 ------------

Belgium - 0.9%
Delhaize Group (N)                                     27,786           2,002
Dexia (N)                                              19,700             520
Fortis                                                304,775          11,435
Fortis (N)                                             25,200             945
Groupe Bruxelles Lambert SA (N)                         5,400             612
InBev NV (N)                                            1,400              71
KBC Groep NV (N)                                       99,407          11,532
Solvay SA Class A (N)                                   1,200             140
Umicore                                                 3,000             478
                                                                 ------------
                                                                       27,735
                                                                 ------------

Brazil - 0.2%
Banco Itau Holding Financeira SA - ADR                 32,600           1,037
Cia Vale do Rio Doce Class A                           38,800           1,999

 32  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Petroleo Brasileiro SA - ADR                           29,550           2,920
Telecomunicacoes Brasileiras SA - ADR                  11,120             410
Unibanco - Uniao de Bancos Brasileiros SA              47,700             752
                                                                 ------------
                                                                        7,118
                                                                 ------------
Canada - 1.5%
Bank of Nova Scotia                                        12               1
Cameco Corp.                                           54,200           2,203
Canadian National Railway Co.                          69,140           3,105
Canadian Natural Resources, Ltd.                      100,900           6,065
Canadian Pacific Railway, Ltd.                         29,900           1,589
Celestica, Inc. (AE)                                  147,500           1,658
EnCana Corp. (N)                                       25,400           1,270
Husky Energy, Inc. (N)                                 21,100           1,242
Inco, Ltd.                                             77,700           4,388
ING Canada, Inc.                                       37,900           2,040
Nexen, Inc.                                            26,000           1,519
Petro-Canada                                           66,300           3,262
SNC-Lavalin Group, Inc.                               122,400           3,558
Suncor Energy, Inc.                                    63,800           5,463
Talisman Energy, Inc. (N)                              27,700           1,564
Teck Cominco, Ltd. Class B (N)                         87,500           6,032
Toronto-Dominion Bank (N)                              52,600           2,938
                                                                 ------------
                                                                       47,897
                                                                 ------------

China - 0.1%
China Construction Bank Class H (N)(p)(AE)            671,000             290
China Life Insurance Co., Ltd. Class H (N)(AE)      2,463,000           3,320
China Telecom Corp., Ltd. Class H                     590,000             205
Foxconn International Holdings, Ltd. (AE)(N)          228,000             491
                                                                 ------------
                                                                        4,306
                                                                 ------------

Denmark - 0.2%
Danske Bank A/S                                        96,931           3,856
East Asiatic Co., Ltd. A/S (N)                          3,600             153
Novo-Nordisk A/S Series B                               4,350             283
Novozymes A/S                                              50               4
Topdanmark A/S (AE)                                     2,700             354
                                                                 ------------
                                                                        4,650
                                                                 ------------

Finland - 1.1%
Fortum OYJ (N)                                        165,857           4,189
Kesko OYJ Class B                                      10,700             369
M-real OYJ Class S (N)                                251,430           1,637
Metso OYJ (N)                                          51,300           2,039
Neste Oil OYJ                                          41,688           1,455
Nokia OYJ (N)                                         223,300           5,085
Nokia OYJ - ADR                                       374,790           8,493

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nokian Renkaat OYJ (N)                                  9,450             162
Rautaruukki OYJ                                         9,300             326
Sampo OYJ (N)                                         172,600           3,562
Stora Enso OYJ Class R                                  5,100              80
UPM-Kymmene OYJ (N)                                   336,969           7,907
Wartsila OYJ Class S                                    4,000             170
YIT-Yhtyma OYJ (N)                                      6,600             186
                                                                 ------------
                                                                       35,660
                                                                 ------------

France - 10.9%
Air France-KLM (N)                                     41,800             973
Air Liquide SA (N)                                     49,535          10,718
Alstom RGPT (AE)                                       83,400           7,555
Altran Technologies SA (AE)(N)                        182,254           2,642
Assurances Generales de France (N)                     38,400           4,854
Axa SA (N)                                            604,143          22,172
BNP Paribas (N)                                       208,393          19,692
BNP Paribas (AE)                                        5,471             499
Cap Gemini SA (N)(AE)                                  31,400           1,680
Carrefour SA (N)                                      116,960           6,785
Christian Dior SA (N)                                  28,100           2,980
Cie de Saint-Gobain (N)                               111,317           8,349
Cie Generale d'Optique Essilor International SA
   (N)                                                 36,571           3,668
CNP Assurances (N)                                     10,800           1,168
Credit Agricole SA (N)                                361,446          14,565
Dassault Systemes SA (N)                               22,455           1,218
Electricite de France (AE)                             24,400           1,427
France Telecom SA (N)                                 263,760           6,159
Groupe Danone (N)                                      73,512           9,172
Lafarge SA (N)                                         34,431           4,235
Legrand SA (AE)                                        46,750           1,368
LVMH Moet Hennessy Louis Vuitton SA (N)               151,699          15,971
Natexis Banques Populaires (N)                          1,900             515
Pernod-Ricard SA (N)                                   30,760           5,964
Peugeot SA (N)                                        107,937           7,095
Renault SA (N)                                         72,000           8,357
Sanofi-Aventis (N)                                    289,787          27,328
Sanofi-Aventis                                          3,305             312
Schneider Electric SA (N)                             109,899          12,444
Societe BIC SA (N)                                     10,000             703
Societe Generale (N)                                  153,489          23,450
Societe Television Francaise 1 (N)                     49,085           1,629
Sodexho Alliance SA (N)                                42,800           2,060
Suez SA (N)                                           145,568           5,728
Suez SA (AE)(N)                                        40,348               1
Technip SA (N)                                         39,600           2,500

                                               International Securities Fund  33

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Thomson (N)                                           139,090           2,878
Total SA (N)                                          179,722          49,701
Total SA - ADR                                         27,636           3,814
Unibail                                                23,451           4,086
Valeo SA (N)                                           85,943           3,682
Vallourec SA (N)                                       10,267          13,341
Veolia Environnement (N)                              385,900          23,057
                                                                 ------------
                                                                      346,495
                                                                 ------------

Germany - 6.3%
Aareal Bank AG (AE)                                    20,211             954
Adidas-Salomon AG (N)                                   5,900           1,246
Allianz AG (N)                                         55,220           9,245
Altana AG (N)                                          11,600             744
BASF AG (N)(AE)                                         1,900             163
Bayer AG (N)                                          296,826          13,710
Bayerische Motoren Werke AG                            26,500           1,441
Bilfinger Berger AG (N)                                23,900           1,522
Celesio AG (N)                                          9,200             866
Commerzbank AG (N)                                    252,419          10,461
Continental AG (N)                                     90,600          10,787
DaimlerChrysler AG (N)                                 13,600             746
Deutsche Bank AG (N)                                   57,211           7,024
Deutsche Boerse AG (N)                                 59,881           8,660
Deutsche Lufthansa AG (N)                             252,864           4,664
Deutsche Post AG                                      229,971           6,130
Deutsche Telekom AG (N)                               308,820           5,579
E.ON AG (N)                                           214,874          26,168
Fresenius Medical Care AG (N)                           7,800             936
Hannover Rueckversicherung AG (N)                     107,820           3,998
Hochtief AG                                            20,400           1,395
Hypo Real Estate Holding AG                            52,650           3,681
Infineon Technologies AG (AE)                         288,830           3,531
Lanxess AG (AE)(N)                                        130               5
MAN AG (N)                                             87,700           6,648
Medion AG (N)                                          29,900             438
Merck KGaA                                             47,800           5,066
Metro AG (N)                                           43,450           2,461
MLP AG                                                  2,400              59
Muenchener Rueckversicherungs AG (N)                   44,783           6,346
RWE AG (N)                                            175,828          15,244
Salzgitter AG                                          23,300           1,849
SAP AG (N)                                             64,946          14,191
Schering AG (N)                                        52,453           5,633
Siemens AG                                            114,428          10,827
Suedzucker AG (N)                                       7,700             211
ThyssenKrupp AG (N)                                    24,300             801
TUI AG (AE)(N)                                         74,200           1,580
Volkswagen AG (N)                                      61,637           4,760
Wacker Chemie AG (AE)                                   5,600             735
                                                                 ------------
                                                                      200,505
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Greece - 0.4%
EFG Eurobank Ergasias SA                               85,200           3,394
National Bank of Greece SA                             34,900           1,733
OPAP SA                                               158,464           5,858
Public Power Corp.                                     87,620           2,244
                                                                 ------------
                                                                       13,229
                                                                 ------------

Hong Kong - 1.7%
Bank of East Asia, Ltd.                               838,938           3,506
BOC Hong Kong Holdings, Ltd.                          177,000             365
Cheung Kong Holdings, Ltd.                             97,800           1,102
China Mobile Hong Kong, Ltd.                          305,000           1,774
China Netcom Group Corp. Hong Kong, Ltd.              180,000             328
Citic Pacific, Ltd.                                   257,200             926
CLP Holdings, Ltd.                                    116,500             679
CNOOC, Ltd. (N)                                     5,756,000           4,640
Esprit Holdings, Ltd.                                 548,500           4,379
Hang Lung Properties, Ltd.                             80,000             161
Henderson Land Development Co., Ltd. (N)               14,000              82
Hong Kong Exchanges and Clearing, Ltd. (N)            562,000           4,041
HongKong Electric Holdings (N)                      1,091,000           5,375
Hopewell Holdings (N)                                 122,000             356
Hutchison Telecommunications International, Ltd.
   (AE)                                             2,482,000           4,370
Hutchison Whampoa, Ltd.                               143,000           1,404
Hysan Development Co., Ltd. (N)                         5,000              14
Jardine Matheson Holdings, Ltd. (AE)                  161,300           2,920
Kerry Properties, Ltd. (N)                             27,500              97
Li & Fung, Ltd.                                     1,412,000           3,351
Link REIT (The) (AE)(o)                               685,000           1,511
Melco International Development                       108,000             243
New World Development, Ltd.                            67,000             120
Noble Group, Ltd. (N)                                 142,000             119
Orient Overseas International, Ltd. (N)                69,000             259
Shangri-La Asia, Ltd.                                 176,000             312
Shun TAK Holdings, Ltd. (N)                         1,721,100           2,187
Sino Land Co. (N)                                   1,119,600           1,863
Sun Hung Kai Properties, Ltd.                          37,000             423
Swire Pacific, Ltd.                                   135,300           1,384
Television Broadcasts, Ltd.                            77,000             481
Wharf Holdings, Ltd.                                1,256,862           5,041
                                                                 ------------
                                                                       53,813
                                                                 ------------

 34  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hungary - 0.1%
OTP Bank Rt.                                           65,500           2,541
                                                                 ------------
Indonesia - 0.1%
Bank Central Asia Tbk PT                            4,550,500           2,266
Telekomunikasi Indonesia Tbk PT                     1,847,200           1,587
Telekomunikasi Indonesia Tbk PT - ADR                   6,742             233
                                                                 ------------
                                                                        4,086
                                                                 ------------

Ireland - 0.5%
Allied Irish Banks PLC                                 70,900           1,710
Bank of Ireland                                       285,558           5,364
CRH PLC                                               148,040           5,437
Irish Life & Permanent PLC                             21,800             555
Ryanair Holdings PLC - ADR (AE)                        41,306           1,945
                                                                 ------------
                                                                       15,011
                                                                 ------------

Israel - 0.1%
Teva Pharmaceutical Industries, Ltd. - ADR             50,800           2,057
                                                                 ------------

Italy - 3.3%
Assicurazioni Generali SpA (N)                        143,280           5,370
Banca Intesa SpA (N)                                2,417,490          14,365
Banco Popolare di Verona e Novara Scrl (N)            161,786           4,554
Benetton Group SpA (N)                                 18,500             282
Buzzi Unicem SpA (N)                                   90,900           2,327
CIR-Compagnie Industriali Riunite SpA                     100              --
Enel SpA                                              502,340           4,345
Eni SpA (N)                                           753,689          23,030
Fastweb (N)                                            45,999           2,311
Fiat SpA (N)(AE)                                       83,600           1,178
Fondiaria-Sai SpA (N)                                  51,600           2,036
Hera SpA                                                2,400               8
Italcementi SpA (N)                                    88,200           2,323
Lottomatica SpA (N)                                    32,500           1,500
Mediaset SpA                                          178,020           2,252
Milano Assicurazioni SpA (N)                          177,800           1,371
Parmalat Finanziaria SpA (AE)(N)(B)                    42,200              --
Recordati SpA                                          91,300             708
Saipem SpA (N)                                        181,200           4,547
Seat Pagine Gialle SpA (N)(AE)                      1,041,800             497
Snam Rete Gas SpA (N)                                  26,000             116
Telecom Italia SpA (N)                              1,082,492           2,854
UniCredito Italiano SpA (N)                         3,378,884          25,462
Unipol SpA (N)                                        626,160           2,100
                                                                 ------------
                                                                      103,536
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Japan - 21.3%
77 Bank, Ltd. (The)                                   313,400           2,466
Access Co., Ltd. (AE)(N)                                   60             538
Advantest Corp. (N)                                     9,200           1,060
Aeon Co., Ltd.                                        215,700           5,371
Aida Engineering, Ltd.                                 67,000             493
Aiful Corp. (N)                                        72,107           4,306
Aioi Insurance Co., Ltd.                               72,000             521
Aisin Seiki Co., Ltd.                                  44,300           1,665
Ajinomoto Co., Inc.                                   122,000           1,519
Alpen Co., Ltd. (N)(AE)                                10,000             407
Alps Electric Co., Ltd. (N)                            18,200             320
Arrk Corp. (N)                                         40,600           1,458
Aruze Corp.                                            18,000             440
Asahi Glass Co., Ltd. (N)                             610,000           8,614
Asahi Kasei Corp.                                     107,000             791
Astellas Pharma, Inc.                                  85,300           3,558
Avex Group Holdings, Inc.                               5,800             173
Bandai Visual Co., Ltd.                                   167             675
Bank of Fukuoka, Ltd. (The) (N)                        30,000             258
Bank of Kyoto, Ltd. (The) (N)                          32,000             371
Bank of Yokohama, Ltd. (The)                           25,000             196
Bridgestone Corp.                                     260,000           6,336
BSL Corp. (N)                                          96,000             168
Canon Marketing Japan, Inc.                            10,000             226
Canon, Inc.                                           455,312          34,829
Chiyoda Corp. (N)                                      52,000           1,169
Citizen Watch Co., Ltd. (N)                            45,100             440
CMK Corp.                                               5,400              97
COMSYS Holdings Corp.                                   9,000             121
Cosmo Oil Co., Ltd. (N)                                91,000             524
Credit Saison Co., Ltd.                                66,000           3,460
Cyber Communications, Inc. (N)                            114             369
Dai Nippon Printing Co., Ltd.                          46,000             824
Daiei, Inc. (The) (AE)(N)                              29,300             875
Daihatsu Motor Co., Ltd.                               16,000             169
Daiichi Sankyo Co., Ltd.                               64,700           1,668
Daikin Industries, Ltd.                                30,700           1,070
Daimaru, Inc. (N)                                      19,000             277
Daiwa House Industry Co., Ltd.                         53,000             903
Daiwa Securities Group, Inc. (N)                      542,000           7,516
Denki Kagaku Kogyo Kabushiki Kaisha                    87,000             399
Denso Corp.                                            37,600           1,476
Dentsu, Inc. (N)                                        1,721           5,985
East Japan Railway Co.                                    772           6,027
EDION Corp.                                           113,300           2,741
Eighteenth Bank, Ltd. (The)                            41,000             248
Eisai Co., Ltd.                                       123,100           5,633
Exedy Corp.                                            22,600             711
Fanuc, Ltd.                                            32,400           3,065

                                               International Securities Fund  35

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
FCC Co., Ltd.                                          27,400             608
Frontier Real Estate Investment Corp. (o)                  69             509
Fuji Photo Film Co., Ltd.                             173,300           5,890
Fujikura, Ltd.                                         42,000             486
Fujitsu, Ltd. (N)                                     269,000           2,242
Funai Electric Co., Ltd. (N)                           28,500           2,946
Glory, Ltd.                                            15,500             313
Hino Motors, Ltd. (N)                                 425,500           2,593
Hiroshima Bank, Ltd. (The)                             81,000             519
Hitachi Chemical Co., Ltd.                              8,000             233
Hitachi High-Technologies Corp.                         9,600             296
Hitachi Koki Co., Ltd. (N)                             67,000           1,186
Hitachi, Ltd. (N)                                     896,000           6,665
Hokkaido Electric Power Co., Inc.                      12,700             283
Hokuhoku Financial Group, Inc. (N)                     96,000             391
Honda Motor Co., Ltd.                                  59,400           4,220
Hoya Corp.                                             65,800           2,664
Index Corp. (N)                                           635             853
Isuzu Motors, Ltd. (N)                                 81,000             292
Itochu Corp.                                          678,000           6,157
Itochu-Shokuhin Co., Ltd. (N)                          13,700             584
Japan Asia Investment Co., Ltd.                        80,000             619
Japan Logistics Fund, Inc. (o)                             98             757
Japan Tobacco, Inc.                                     2,980          11,987
JFE Holdings, Inc. (N)                                211,500           8,210
JS Group Corp.                                        107,500           2,393
JSR Corp. (N)                                         215,200           6,634
JTEKT Corp. (N)                                       155,600           3,355
Kadokawa Holdings, Inc.                                22,300             748
Kaken Pharmaceutical Co., Ltd. (N)                     21,000             170
Kamigumi Co., Ltd.                                     66,000             526
Kaneka Corp. (N)                                      206,000           2,323
Kansai Electric Power Co., Inc. (The)                  34,700             812
Kansai Paint Co., Ltd. (N)                            101,000             997
Kanto Tsukuba Bank, Ltd. (The) (AE)                    15,000             246
Kao Corp.                                             363,700           9,774
Kawasaki Kisen Kaisha, Ltd. (N)                        83,000             522
KDDI Corp.                                              2,036          12,552
Keihin Corp.                                           10,600             316
Keyence Corp.                                           3,500             918
Kirin Beverage Corp.                                   14,500             386
Kirin Brewery Co., Ltd. (N)                            24,000             356
Kobayashi Pharmaceutical Co., Ltd. (N)                 13,500             478
Kobe Steel, Ltd.                                      851,000           2,892
Koei Co., Ltd. (N)                                     39,030             730
Koito Manufacturing Co., Ltd. (N)                      42,000             605
Komatsu, Ltd.                                         598,000          12,788
Kose Corp. (N)                                         13,860             505
Kubota Corp.                                          113,000           1,277
Kuraray Co., Ltd. (N)                                 181,200           2,236
Kurita Water Industries, Ltd. (N)                      27,700             564
Kyocera Corp.                                          20,800           1,942

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kyowa Hakko Kogyo Co., Ltd.                            90,000             628
Kyushu Electric Power Co., Inc.                        21,400             500
Kyushu-Shinwa Holdings, Inc. (N)(AE)                  165,000             355
Leopalace21 Corp.                                      22,500             877
Mabuchi Motor Co., Ltd. (N)                            43,400           2,447
Makita Corp.                                           29,000             861
Marubeni Corp.                                        101,000             582
Marui Co., Ltd. (N)                                    48,400             935
Matsumotokiyoshi Co., Ltd. (N)                         73,044           2,130
Matsushita Electric Industrial Co., Ltd.              290,000           7,004
Matsushita Electric Works, Ltd.                        32,000             388
Mazda Motor Corp. (N)                                  91,000             595
Meiji Dairies Corp. (N)                                49,000             311
Millea Holdings, Inc.                                     247           4,924
Minebea Co., Ltd.                                     126,000             816
Mitsubishi Chemical Holdings Corp.                      8,500              54
Mitsubishi Corp.                                      262,000           6,339
Mitsubishi Electric Corp. (N)                         110,000             957
Mitsubishi Estate Co., Ltd.                            52,000           1,137
Mitsubishi Gas Chemical Co., Inc.                     123,000           1,634
Mitsubishi Logistics Corp. (N)                         30,000             457
Mitsubishi Rayon Co., Ltd. (N)                        318,000           2,930
Mitsubishi UFJ Financial Group, Inc.                    1,619          25,451
Mitsui & Co., Ltd. (N)                                404,000           6,106
Mitsui Chemicals, Inc. (N)                            520,000           3,763
Mitsui Fudosan Co., Ltd.                              427,000           9,563
Mitsui OSK Lines, Ltd. (N)                            616,000           4,409
Mitsui Sumitomo Insurance Co., Ltd.                   270,000           3,640
Mitsui Trust Holdings, Inc.                            48,000             663
Mizuho Financial Group, Inc.                            1,005           8,570
Mori Seiki Co., Ltd. (N)                               17,800             383
Murata Manufacturing Co., Ltd.                         16,000           1,165
Nabtesco Corp. (N)                                     23,000             292
Nafco Co., Ltd.                                        10,700             421
NEC Corp.                                              98,000             686
Netprice, Ltd. (AE)(N)                                     93             310
Nidec Corp. (N)                                        11,400             879
Nikko Cordial Corp. (N)                               243,500           3,941
Nintendo Co., Ltd.                                     59,000           8,809
Nippon Electric Glass Co., Ltd. (N)                   288,200           6,505
Nippon Express Co., Ltd.                            1,049,000           5,537
Nippon Mining Holdings, Inc.                          285,000           2,636
Nippon Oil Corp.                                      239,000           1,891
Nippon Paper Group, Inc. (N)                              373           1,595
Nippon Shokubai Co., Ltd.                               4,000              49
Nippon Steel Corp.                                    379,000           1,398
Nippon Telegraph & Telephone Corp.                        609           2,728

 36  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nippon Yusen KK (N)                                   145,000             889
Nissan Chemical Industries, Ltd.                       27,000             458
Nissan Motor Co., Ltd. (N)                            745,300           9,799
Nissha Printing Co., Ltd.                              17,000             688
Nitto Denko Corp.                                      67,500           5,661
NOK Corp. (N)                                          22,900             696
Nomura Holdings, Inc.                                 111,500           2,522
NTN Corp. (N)                                          40,000             330
NTT Urban Development Corp. (N)                           129           1,059
Obic Co., Ltd.                                          4,000             820
OJI Paper Co., Ltd.                                   118,000             705
Oki Electric Industry Co., Ltd. (N)                   422,000           1,305
Omron Corp.                                           133,400           3,726
ORIX Corp. (N)                                         89,130          26,771
Osaka Gas Co., Ltd.                                   154,000             576
Parco Co., Ltd.                                        46,000             528
Rakuten, Inc. (N)                                       8,968           7,246
Rengo Co., Ltd. (N)                                   129,000           1,017
Resona Holdings, Inc. (N)                                 257             876
Ricoh Co., Ltd.                                       481,200           9,551
Rinnai Corp. (N)                                       73,500           2,027
Rohm Co., Ltd. (N)                                     44,600           4,747
Sanyo Shinpan Finance Co., Ltd.                        19,160           1,132
SBI Holdings, Inc.                                      1,838             936
Secom Co., Ltd.                                         5,000             273
Sega Sammy Holdings, Inc.                              55,900           2,229
Sekisui Chemical Co., Ltd. (N)                        408,500           3,530
Sekisui House, Ltd.                                   220,700           3,417
Seven & I Holdings Co., Ltd.                           21,700             840
SFCG Co., Ltd.                                          6,302           1,443
Sharp Corp.                                           320,200           5,621
Shin-Etsu Chemical Co., Ltd. Class D                  112,900           6,524
Shinko Electric Industries Co., Ltd.                   21,300             584
Shinsei Bank, Ltd.                                  1,694,000          11,857
Shionogi & Co., Ltd. (N)                               29,000             489
Skylark Co., Ltd. (N)                                 132,800           2,426
Softbank Corp. (N)                                      7,400             190
Sohgo Security Services Co., Ltd. (N)                  51,190             837
Sompo Japan Insurance, Inc.                           205,000           2,971
Sony Corp. (N)                                         26,300           1,321
Stanley Electric Co., Ltd. (N)                         48,600           1,131
Sumisho Lease Co., Ltd.                                 9,900             568
Sumitomo Chemical Co., Ltd.                            88,000             771
Sumitomo Electric Industries, Ltd. (N)                 84,000           1,334
Sumitomo Forestry Co., Ltd.                            55,000             560
Sumitomo Heavy Industries, Ltd. (N)                   550,000           5,796
Sumitomo Metal Industries, Ltd.                     1,034,000           4,359
Sumitomo Mitsui Financial Group, Inc. (N)               2,203          24,184
Sumitomo Realty & Development Co., Ltd. (N)           169,000           4,482
Sumitomo Trust & Banking Co., Ltd. (The)              146,000           1,554
Sumitomo Warehouse Co., Ltd. (The)                     50,000             389

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
T&D Holdings, Inc.                                     21,750           1,668
Take And Give Needs Co., Ltd. (N)                         809           1,229
Takeda Pharmaceutical Co., Ltd.                       234,200          14,316
Takefuji Corp. (N)                                     65,530           4,259
Tanabe Seiyaku Co., Ltd.                               25,000             295
TDK Corp.                                              36,500           3,055
Teijin, Ltd. (N)                                      256,000           1,756
Telewave, Inc. (N)                                        164             475
Terumo Corp.                                           26,400             946
Toagosei Co., Ltd. (N)                                 69,000             294
Tohoku Electric Power Co., Inc.                        18,900             436
Tokai Carbon Co., Ltd. (N)                            105,000             654
Tokuyama Corp. (N)                                     79,500           1,312
Tokyo Electric Power Co., Inc. (The)                  125,400           3,221
Tokyo Electron, Ltd. (N)                               67,800           4,883
Tokyo Gas Co., Ltd. (N)                               978,000           4,733
Toppan Printing Co., Ltd. (N)                          53,000             708
Toshiba Corp. (N)                                     352,000           2,241
Toshiba Machine Co., Ltd.                              20,000             239
Tosoh Corp. (N)                                        88,000             431
Toyoda Gosei Co., Ltd. (N)                             64,700           1,784
Toyota Motor Corp.                                    867,100          50,717
Trend Micro, Inc. (N)                                  21,500             833
UFJ NICOS Co., Ltd. (N)                                16,000             141
Ulvac, Inc.                                             3,900             170
UNY Co., Ltd.                                          40,000             715
Valor Co., Ltd.                                        19,200             391
West Japan Railway Co.                                    632           2,809
Xebio Co., Ltd.                                        15,000             510
Yahoo! Japan Corp.                                      1,852           1,080
Yamada Denki Co., Ltd. (N)                             55,600           6,060
Yamaha Motor Co., Ltd.                                 27,500             758
Yamato Holdings Co., Ltd.                              12,000             239
Yokogawa Electric Corp. (N)                            34,600             548
Yokohama Rubber Co., Ltd. (The) (N)                    59,000             309
                                                                 ------------
                                                                      677,285
                                                                 ------------

Luxembourg - 0.5%
Arcelor (N)                                             5,340             220
Arcelor                                                56,700           2,333
SES Global SA (N)                                     380,616           6,237
Tenaris SA - ADR                                      155,500           7,137
                                                                 ------------
                                                                       15,927
                                                                 ------------

Mexico - 0.9%
America Movil SA de CV Series L                       247,000           9,117
Cemex SA de CV                                        195,000           1,318

                                               International Securities Fund  37

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Coca-Cola Femsa SA de CV - ADR                         56,800           1,829
Fomento Economico Mexicano SA de CV - ADR (N)          21,200           1,969
Grupo Televisa SA - ADR                               569,410          12,072
Telefonos de Mexico SA de CV
   Series L                                            75,730           1,665
                                                                 ------------
                                                                       27,970
                                                                 ------------
Netherlands - 4.0%
ABN AMRO Holding NV (N)                               259,290           7,750
Aegon NV (N)                                          290,666           5,306
ASML Holding NV (AE)                                  222,456           4,715
Buhrmann NV (N)                                       126,200           2,447
CSM NV Class A                                          2,800              85
Euronext NV (N)                                       102,158           9,131
European Aeronautic Defense and Space Co. NV (N)      149,260           5,890
Hagemeyer NV (AE)(N)                                      100               1
Heineken Holding NV                                     2,035              73
Heineken NV (N)                                       137,820           5,583
Hunter Douglas NV                                       2,000             142
ING Groep NV (N)                                      597,999          24,338
Koninklijke BAM Groep NV                                1,100             118
Koninklijke Philips Electronics NV                     29,150           1,005
Koninklijke Philips Electronics NV (N)                423,603          14,616
OCE NV (N)                                             17,600             293
Randstad Holdings NV                                   47,700           3,171
Reed Elsevier NV (N)                                  442,071           6,553
Rodamco Europe NV (N)                                  16,700           1,797
Royal Dutch Shell PLC Class A                         285,830           9,778
Royal KPN NV                                          168,700           1,982
Royal Numico NV (AE)                                  148,100           6,711
SBM Offshore NV                                        27,600           2,962
Unilever NV (N)                                        46,100           3,330
USG People NV                                          11,300             974
Vedior NV (N)                                          82,400           1,921
VNU NV                                                141,380           4,853
Wolters Kluwer NV                                      17,130             446
                                                                 ------------
                                                                      125,971
                                                                 ------------

New Zealand - 0.1%
Telecom Corp. of New Zealand, Ltd. (N)              1,263,834           4,625
                                                                 ------------

Norway - 0.8%
Acergy SA (AE)(N)                                      92,900           1,514
Aker Kvaerner ASA (N)                                  63,600           6,190
DNB NOR ASA (N)                                       236,263           3,276
Norsk Hydro ASA (N)                                     5,400             831

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PAN Fish ASA (AE)                                   1,717,300           1,744
Statoil ASA (N)                                       374,700          12,338
Yara International ASA                                 57,000             918
                                                                 ------------
                                                                       26,811
                                                                 ------------

Poland - 0.1%
Powszechna Kasa Oszczednosci Bank Polski SA           133,808           1,683
                                                                 ------------

Singapore - 1.1%
CapitaLand, Ltd.                                      242,000             750
City Developments, Ltd.                                84,000             537
CSE Global, Ltd.                                      191,000             126
DBS Group Holdings, Ltd. (N)                          666,340           7,503
Flextronics International, Ltd. (AE)                  130,600           1,484
Fraser and Neave, Ltd.                                 22,000             307
Jardine Cycle & Carriage, Ltd.                         44,000             312
Keppel Corp., Ltd. (N)                                506,000           4,897
NatSteel, Ltd.                                         53,000              47
Neptune Orient Lines, Ltd. (N)                        146,000             211
Oversea-Chinese Banking Corp. (N)                     868,800           3,737
Parkway Holdings, Ltd.                                328,000             541
SembCorp Industries, Ltd.                             195,120             444
Singapore Airlines, Ltd.                               24,000             216
Singapore Petroleum Co., Ltd. (N)                      73,000             265
Singapore Post, Ltd.                                  402,000             287
Singapore Technologies Engineering, Ltd.              188,000             371
Singapore Telecommunications, Ltd.                  5,001,500           8,669
United Overseas Bank, Ltd.                            421,000           4,341
United Overseas Land, Ltd.                             40,300              78
United Test and Assembly Center, Ltd. (AE)            544,000             354
                                                                 ------------
                                                                       35,477
                                                                 ------------

South Africa - 0.1%
Nedbank Group, Ltd.                                    87,630           1,830
                                                                 ------------

South Korea - 1.1%
Daewoo Securities Co., Ltd. (N)                        66,450           1,205
Hana Financial Group, Inc.                             30,875           1,516
Kookmin Bank                                           16,170           1,449
Korea Electric Power Corp. - ADR                       72,610           1,655
KT Corp. - ADR (N)                                     80,900           1,882
Lotte Shopping Co. - GDR (AE)(p)                      103,600           2,164
NHN Corp. (AE)                                         11,888           4,222
Samsung Electronics Co., Ltd.                          28,360          19,364
SK Telecom Co., Ltd. - ADR                             99,790           2,664
                                                                 ------------
                                                                       36,121
                                                                 ------------

 38  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Spain - 2.8%
Actividades de Construccion y Servicios SA             87,893           3,649
Altadis SA                                            167,304           7,940
Antena 3 de Television SA (N)                          33,700             888
Banco Bilbao Vizcaya Argentaria SA (N)                548,674          12,121
Banco Santander Central Hispano SA (N)                788,991          12,233
Cia de Distribucion Integral Logista SA (N)            19,300           1,144
Corp Mapfre SA                                        157,810           3,337
Ebro Puleva SA (N)                                     34,600             684
Endesa SA (N)                                         146,300           4,858
Fomento de Construcciones y Contratas SA (N)            5,600             454
Gamesa Corp. Tecnologica SA (N)                        45,070             980
Gas Natural SDG SA (N)                                 38,420           1,172
Gestevision Telecinco SA (N)                           79,800           2,039
Iberdrola SA                                          373,411          12,164
Indra Sistemas SA                                      67,400           1,388
Repsol YPF SA (N)                                     192,470           5,750
Repsol YPF SA - ADR                                   102,316           3,055
Sociedad General de Aguas de Barcelona SA Class
   A                                                    2,400              67
Telefonica SA                                         931,642          14,927
Union Fenosa SA                                         8,760             339
                                                                 ------------
                                                                       89,189
                                                                 ------------

Sweden - 1.8%
Alfa Laval AB                                           2,400              78
Atlas Copco AB Class A (N)                            395,100          11,677
Billerud AB (N)                                         9,500             164
Electrolux AB (N)                                      24,500             734
Elekta AB Class B (N)                                  18,900             312
Fabege AB (N)                                             100               2
Hennes & Mauritz AB Series B (N)                       89,994           3,418
Nordea Bank AB                                        125,500           1,616
Sandvik AB (N)                                         79,340           5,164
Securitas AB Series B (N)                             144,093           3,006
Skandinaviska Enskilda Banken AB
   Class A (N)                                         37,200             938
Skanska AB Class B (N)                                 29,500             511
Ssab Svenskt Stal AB (N)(AE)                           16,500             941
Svenska Cellulosa AB Series B (N)                      44,830           2,032
Svenska Handelsbanken Series A (N)                    200,649           5,767
Swedish Match AB                                        9,800             147
Tele2 AB Class B (N)                                   10,000             127
Telefonaktiebolaget LM Ericsson
   Series B (N)                                     5,809,030          20,681
TeliaSonera AB (N)                                     78,500             487
Volvo AB Class B (N)                                      200              10
                                                                 ------------
                                                                       57,812
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Switzerland - 6.6%
ABB, Ltd. (N)(AE)                                   1,199,106          17,113
Ciba Specialty Chemicals AG (N)                        72,781           4,466
Clariant AG (N)                                       107,930           1,680
Compagnie Financiere Richemont AG
   Class A (N)                                        126,366           6,547
Credit Suisse Group (N)                               331,845          20,844
Georg Fischer AG                                          251             122
Givaudan (N)                                              460             386
Julius Baer Holding AG Class B (N)                     80,464           7,714
Kuehne & Nagel International AG (N)                     2,804           1,017
Logitech International SA (AE)                        122,514           5,087
Nestle SA (N)                                          77,040          23,496
Novartis AG (N)                                       281,001          16,121
Pargesa Holding SA Class B                             11,624           1,181
PubliGroupe SA (AE)                                        41              13
Roche Holding AG (N)                                  225,893          34,735
Sulzer AG (AE)                                          1,794           1,513
Swatch Group AG (N)                                   111,865           4,104
Swatch Group AG Class B (N)                               500              90
Swiss Reinsurance (N)                                 127,020           9,269
Swiss Reinsurance (AE)                                127,020              --
Syngenta AG (AE)                                       34,490           4,811
Synthes, Inc.                                          43,911           5,453
UBS AG (N)                                            287,764          34,108
Xstrata PLC (N)                                       197,094           7,131
Zurich Financial Services AG                            9,399           2,287
                                                                 ------------
                                                                      209,288
                                                                 ------------

Taiwan - 0.2%
HON HAI Precision Industry Co. Ltd.                   381,000           2,585
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR                                                 48,500             508
United Microelectronics Corp. - ADR                   685,858           2,586
                                                                 ------------
                                                                        5,679
                                                                 ------------

Thailand - 0.1%
Bangkok Bank PCL (N)                                  672,780           2,133
                                                                 ------------

Turkey - 0.0%
Turkcell Iletisim Hizmet AS                                 1              --
                                                                 ------------

                                               International Securities Fund  39

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Kingdom - 19.0%
3i Group PLC                                          292,967           4,765
Alliance Unichem PLC                                   19,200             311
Amvescap PLC                                          255,700           2,795
Anglo American PLC                                    225,580           9,605
Antofagasta PLC                                        23,200             996
ARM Holdings PLC                                    1,663,366           4,125
Associated British Foods PLC                           49,400             686
AstraZeneca PLC                                       467,429          25,829
Aviva PLC                                             761,751          11,127
BAA PLC                                                22,900             354
BAE Systems PLC                                     1,661,000          12,646
Barclays PLC                                        1,352,998          16,901
Barratt Developments PLC                               68,400           1,237
BG Group PLC                                        1,797,945          24,164
BHP Billiton PLC                                      602,836          12,411
BOC Group PLC                                         214,233           6,087
Boots Group PLC (N)                                   533,356           6,818
BP PLC                                              3,168,483          39,087
Bradford & Bingley PLC                                123,000           1,086
Brambles Industries PLC                               806,796           6,672
British Airways PLC (AE)                              194,700           1,194
British American Tobacco PLC                          553,100          14,141
British Land Co. PLC                                  226,100           5,179
BT Group PLC                                          924,274           3,695
Capita Group PLC                                      229,500           1,949
Carphone Warehouse Group PLC                        1,082,678           6,629
Centrica PLC                                        1,064,400           5,799
Charter PLC (AE)                                       18,600             271
Compass Group PLC                                     240,683           1,038
Cookson Group PLC                                      63,600             616
Corus Group PLC                                     1,087,400           1,676
Diageo PLC                                            567,968           9,373
DSG International PLC (AE)                             13,400              45
EMI Group PLC                                       1,210,173           6,223
Friends Provident PLC                                 713,080           2,558
George Wimpey PLC                                     304,200           2,904
GKN PLC                                             1,033,209           5,907
GlaxoSmithKline PLC                                 1,371,611          38,919
Hammerson PLC                                           9,000             191
Hanson PLC                                            201,400           2,690
Hays PLC                                              615,000           1,895
HBOS PLC                                            1,071,149          18,800
HMV Group PLC                                         180,900             590
HSBC Holdings PLC                                     812,238          14,034
Imperial Tobacco Group PLC                             66,300           2,060
Inchcape PLC                                            8,900             443
Intercontinental Hotels Group PLC                      86,561           1,526
International Power PLC                               184,400           1,001
ITV PLC                                                60,000             126
J Sainsbury PLC                                     1,143,662           6,971
Ladbrokes PLC                                         551,470           4,219
Land Securities Group PLC                              19,300             653
Legal & General Group PLC                             335,400             847

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lloyds TSB Group PLC                                1,311,737          12,761
London Stock Exchange PLC (AE)                        385,900           8,705
Man Group PLC                                         131,059           6,039
Marks & Spencer Group PLC                             382,200           4,081
Michael Page International PLC                        153,700           1,073
Mitchells & Butlers PLC                               266,164           2,389
Next PLC                                              168,730           4,960
Old Mutual PLC                                      1,370,097           4,803
PartyGaming PLC                                       196,600             540
Pearson PLC                                           392,062           5,434
Persimmon PLC                                         107,000           2,556
Prudential PLC                                        231,622           2,718
Punch Taverns PLC                                     142,740           2,280
Reckitt Benckiser PLC                                 584,358          21,301
Reed Elsevier PLC                                     299,020           2,972
Rentokil Initial PLC                                   67,570             197
Reuters Group PLC                                     441,600           3,133
RHM PLC                                                77,800             384
Rio Tinto PLC                                         173,500           9,542
Rolls-Royce Group PLC (AE)                         16,538,497              32
Rolls-Royce Group PLC (AE)                            372,307           3,235
Royal & Sun Alliance Insurance Group PLC            1,070,014           2,693
Royal Bank of Scotland Group PLC                      776,833          25,371
Royal Dutch Shell PLC Class A (N)                     464,243          15,919
Royal Dutch Shell PLC Class B                         296,052          10,587
SABMiller PLC                                          72,200           1,523
Scottish & Southern Energy PLC                        199,100           4,085
Smith & Nephew PLC                                    440,458           3,643
Smiths Group PLC                                      414,670           7,709
Sportingbet PLC                                       227,100           1,752
Standard Chartered PLC                                423,393          11,241
Tate & Lyle PLC (N)                                   282,800           2,862
Taylor Woodrow PLC                                    418,697           2,924
Tesco PLC                                           1,504,740           8,767
Travis Perkins PLC                                     23,570             676
Trinity Mirror PLC                                    196,310           1,965
Unilever PLC                                        1,312,686          13,944
Vodafone Group PLC                                  9,283,048          21,922
Whitbread PLC                                          81,334           1,661
William Hill PLC                                      669,164           7,743
WPP Group PLC                                         216,990           2,679
Yell Group PLC                                        143,708           1,347
                                                                 ------------
                                                                      602,012
                                                                 ------------

 40  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States - 0.1%
Schlumberger, Ltd.                                     15,000           1,037
Transocean, Inc. (AE)                                  26,700           2,164
Weatherford International, Ltd. (AE)                   20,400           1,080
                                                                 ------------
                                                                        4,281
                                                                 ------------

TOTAL COMMON STOCKS
(cost $2,134,261)                                                   2,909,435
                                                                 ------------

PREFERRED STOCKS - 0.4%
Brazil - 0.1%
Banco Itau Holding Financeira SA                       58,700           1,851
                                                                 ------------

Germany - 0.3%
Fresenius AG (N)                                       27,864           4,822
Porsche AG                                              2,501           2,494
ProSiebenSat.1 Media AG                               158,789           4,399
                                                                 ------------
                                                                       11,715
                                                                 ------------

Italy - 0.0%
Unipol SpA (N)                                            100              --
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $9,797)                                                          13,566
                                                                 ------------
WARRANTS & RIGHTS - 0.0%
Hong Kong - 0.0%
Hutchison Whampoa Rights (AE)                         143,007              --
                                                                 ------------

Luxembourg - 0.0%
Bharti Televentures, Ltd. (AE)
   2009 Warrants                                           49             455
                                                                 ------------
Sweden - 0.0%
Ssab Svenskt Stal AB Rights
   Series A (AE)                                        9,400               3
   Series B (AE)                                        7,100               4
                                                                 ------------
                                                                            7
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $232)                                                               462
                                                                 ------------

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                     ($)              $
-----------------------------------------------------------------------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Belgium - 0.0%
Bel 20 Index
   Apr 2006 3,977.11 (EUR) Call (16)                      803             101
                                                                 ------------

Switzerland - 0.0%
Swiss Market Index
   Jun 2006 7,983.03 (CHF) Call (98)                    6,308             435
   Jun 2006 8,016.00 (CHF) Call (16)                    1,034              66
                                                                 ------------
                                                                          501
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $535)                                                               602
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
SHORT-TERM INVESTMENTS - 7.0%
United States - 7.0%
Frank Russell Investment Company Money Market
   Fund                                           203,124,000         203,124
United States Treasury Bills (c)(z)(sec.)
   4.594% due 06/15/06                                 11,000          10,938
   4.591% due 06/22/06                                  7,000           6,955
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $221,017)                                                       221,017
                                                                 ------------

OTHER SECURITIES - 33.6%
Frank Russell Investment Company Money Market
   Fund (X)                                       279,487,770         279,488
State Street Securities Lending Quality Trust
   (X)                                            787,352,368         787,352
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $1,066,840)                                                   1,066,840
                                                                 ------------

TOTAL INVESTMENTS - 132.7%
(identified cost $3,432,681)                                        4,211,922

OTHER ASSETS AND LIABILITIES,
NET - (32.7%)                                                      (1,037,814)
                                                                 ------------

NET ASSETS - 100.0%                                                 3,174,108
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                               International Securities Fund  41

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

FUTURES CONTRACTS
                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
                                                    AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
AEX Index (Netherlands)
   expiration date 05/06 (159)                         18,691              211

CAC-40 Index (France)
   expiration date 05/06 (338)                         21,837              142
   expiration date 06/06 (214)                         13,706              185

DAX Index (Germany)
   expiration date 06/06 (114)                         21,639              775

EUR STOXX 50 Index (EMU)
   expiration date 06/06 (928)                         44,280              (85)
FTSE-100 Index (UK)
   expiration date 06/06 (527)                         57,704              456

Hang Seng Index (Hong Kong)
   expiration date 05/06 (39)                           4,157               15

OMX Stockholm 30 Index (Sweden)
   expiration date 05/06 (694)                          9,735             (142)

SPI 200 Index (Australia)
   expiration date 06/06 (113)                         11,260              560

TOPIX Index (Japan)
   expiration date 06/06 (610)                         92,113            4,617

Short Positions
DAX Index (Germany)
   expiration date 06/06 (26)                           4,935              (49)

Hang Seng Index (Hong Kong)
   expiration date 05/06 (34)                           3,624               15

IBEX Plus Index (Spain)
   expiration date 05/06 (89)                          13,268             (313)

MIB-30 (Italy)
   expiration date 06/06 (63)                          14,830               42

MSCI Singapore Index
   expiration date 05/06 (8)                              311               (2)

SPI 200 Index (Australia)
   expiration date 06/06 (148)                         14,747             (776)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                5,651
                                                                  ============
                                                   NOTIONAL          MARKET
OPTIONS WRITTEN                                     AMOUNT           VALUE
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Belgium
Bel 20 Index
   Apr 2006 3,977.11 (EUR) Put (16)                       803             (101)

Switzerland
Swiss Market Index
   Jun 2006 7,983.03 (CHF) Put (98)                     6,308             (395)
   Jun 2006 8,016.00 (CHF) Put (16)                     1,034              (65)
                                                                  ------------

Total Liability for Options Written
   (premiums received $535)                                               (561)
                                                                  ============

See accompanying notes which are an integral part of the financial statements.

 42  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              28   AUD               37    05/01/06                 --
USD             244   AUD              325    05/01/06                  3
USD              27   AUD               37    05/02/06                 --
USD             382   AUD              505    05/02/06                  2
USD              31   AUD               40    05/03/06                 --
USD              34   AUD               45    05/03/06                 --
USD             514   AUD              703    06/21/06                 20
USD             965   AUD            1,300    06/21/06                 22
USD           1,096   AUD            1,500    06/21/06                 43
USD           1,929   AUD            2,599    06/21/06                 44
USD           1,929   AUD            2,599    06/21/06                 44
USD           2,893   AUD            3,899    06/21/06                 67
USD           2,895   AUD            3,899    06/21/06                 65
USD           3,827   AUD            5,154    06/21/06                 85
USD          10,251   AUD           14,000    06/21/06                375
USD             100   CHF              126    05/03/06                  2
USD             112   CHF              139    05/04/06                 --
USD             366   CHF              461    06/21/06                  8
USD             677   CHF              874    06/21/06                 32
USD           6,185   CHF            7,794    06/21/06                136
USD          12,369   CHF           15,588    06/21/06                272
USD          41,560   CHF           54,145    06/21/06              2,348
USD               6   DKK               38    05/01/06                 --
USD              68   DKK              420    06/21/06                  3
USD           1,073   DKK            6,672    06/21/06                 59
USD             124   EUR              100    05/01/06                  3
USD              50   EUR               40    05/02/06                  1
USD             279   EUR              223    05/02/06                  3
USD             439   EUR              350    05/02/06                  2
USD             483   EUR              388    05/02/06                  6
USD             500   EUR              401    05/02/06                  6
USD           1,740   EUR            1,388    05/02/06                 10
USD             192   EUR              153    05/03/06                  1
USD             250   EUR              200    06/21/06                  3
USD           1,209   EUR            1,000    06/21/06                 57
USD           1,216   EUR            1,000    06/21/06                 50
USD           2,432   EUR            2,000    06/21/06                100
USD           2,435   EUR            2,000    06/21/06                 97
USD           2,471   EUR            2,000    06/21/06                 61
USD           2,477   EUR            2,000    06/21/06                 55
USD           2,477   EUR            2,000    06/21/06                 55
USD           3,244   EUR            2,668    06/21/06                133
USD           3,638   EUR            3,000    06/21/06                161
USD           5,981   EUR            5,000    06/21/06                349
USD           8,291   EUR            6,710    06/21/06                204

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD          24,868   EUR           20,130    06/21/06                616
USD          30,647   EUR           24,806    06/21/06                758
USD          82,970   EUR           69,200    06/21/06              4,638
USD           1,031   GBP              577    05/02/06                 22
USD             751   GBP              415    05/03/06                  6
USD           1,009   GBP              560    05/03/06                 12
USD              60   GBP               33    05/04/06                 --
USD             636   GBP              348    05/04/06                 (1)
USD             868   GBP              500    06/21/06                 44
USD             890   GBP              500    06/21/06                 22
USD             952   GBP              542    06/21/06                 37
USD           1,738   GBP            1,000    06/21/06                 87
USD           1,748   GBP            1,000    06/21/06                 77
USD           1,751   GBP            1,000    06/21/06                 74
USD           1,784   GBP            1,000    06/21/06                 41
USD           2,362   GBP            1,348    06/21/06                 98
USD           2,668   GBP            1,500    06/21/06                 69
USD           3,076   GBP            1,724    06/21/06                 71
USD           4,330   GBP            2,427    06/21/06                 98
USD           4,682   GBP            2,669    06/21/06                190
USD           4,682   GBP            2,669    06/21/06                189
USD          46,952   GBP           27,000    06/21/06              2,321
USD               6   HKD               44    06/21/06                 --
USD             165   HKD            1,279    06/21/06                 --
USD             342   HKD            2,649    06/21/06                 --
USD             359   HKD            2,783    06/21/06                 --
USD              22   JPY            2,481    05/01/06                 --
USD               1   JPY              155    05/02/06                 --
USD              68   JPY            7,786    05/02/06                 --
USD              94   JPY           10,742    05/02/06                 --
USD             226   JPY           25,659    05/08/06                 --
USD             851   JPY          100,000    06/21/06                 34
USD           1,712   JPY          200,000    06/21/06                 58
USD           1,715   JPY          200,000    06/21/06                 55
USD           1,719   JPY          200,000    06/21/06                 51
USD           1,722   JPY          200,000    06/21/06                 48
USD           1,722   JPY          200,000    06/21/06                 48
USD           1,726   JPY          200,000    06/21/06                 44
USD           2,561   JPY          300,000    06/21/06                 94
USD           2,588   JPY          303,546    06/21/06                 98
USD           8,042   JPY          945,599    06/21/06                326
USD          51,581   JPY        6,000,000    06/21/06              1,516
USD             403   NOK            2,550    05/01/06                 11
USD              82   NOK              528    06/21/06                  4
USD             611   NOK            3,900    06/21/06                 24

  See accompanying notes which are an integral part of the financial statements.

                                               International Securities Fund  43

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           2,533   NOK           16,171    06/21/06                100
USD           3,798   NOK           24,256    06/21/06                151
USD          20,506   NOK          129,452    06/21/06                566
USD          28,876   NOK          182,339    06/21/06                806
USD              17   NZD               27    06/21/06                  1
USD             662   SEK            4,957    05/02/06                 11
USD              78   SEK              573    05/04/06                 --
USD             241   SEK            1,850    06/21/06                 11
USD           3,585   SEK           27,062    06/21/06                109
USD           5,373   SEK           40,593    06/21/06                168
USD           5,375   SEK           40,593    06/21/06                166
USD          15,723   SEK          118,706    06/21/06                475
USD              84   SGD              135    06/21/06                  2
USD           2,487   SGD            3,966    06/21/06                 28
USD          20,416   SGD           33,097    06/21/06                570
AUD              35   USD               26    05/01/06                 --
AUD              12   USD                9    05/02/06                 --
AUD              24   USD               18    05/02/06                 --
AUD              63   USD               47    05/02/06                 --
AUD              11   USD                8    05/03/06                 --
AUD              38   USD               29    05/03/06                 --
AUD              50   USD               38    05/03/06                 --
AUD             500   USD              367    06/21/06                (13)
AUD           1,000   USD              731    06/21/06                (28)
AUD           2,000   USD            1,457    06/21/06                (61)
AUD           2,880   USD            2,090    06/21/06                (96)
AUD          19,421   USD           14,195    06/21/06               (546)
CHF              52   USD               41    05/02/06                 (1)
CHF              68   USD               53    05/02/06                 (1)
CHF               3   USD                2    05/03/06                 --
CHF             847   USD              673    05/03/06                (10)
CHF          10,555   USD            8,281    06/21/06               (279)
CHF          31,673   USD           24,844    06/21/06               (841)
CHF          39,235   USD           30,773    06/21/06             (1,044)
DKK              54   USD                9    06/21/06                 --
DKK           1,961   USD              323    06/21/06                (10)
EUR              17   USD               22    05/02/06                 --
EUR              54   USD               67    05/02/06                 (1)
EUR             940   USD            1,167    05/02/06                (18)
EUR              32   USD               40    05/03/06                 (1)
EUR              58   USD               73    05/03/06                 --
EUR             144   USD              181    05/03/06                 (1)
EUR             173   USD              216    05/03/06                 (2)
EUR             435   USD              546    05/03/06                 (3)
EUR           1,027   USD            1,287    05/03/06                 (9)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR               9   USD               11    05/04/06                 --
EUR             160   USD              202    05/04/06                 --
EUR             645   USD              814    05/04/06                  1
EUR           1,231   USD            1,527    06/21/06                (32)
EUR           2,000   USD            2,527    06/21/06                 (5)
EUR           2,000   USD            2,497    06/21/06                (35)
EUR           4,000   USD            4,864    06/21/06               (200)
EUR           4,000   USD            4,880    06/21/06               (184)
EUR           4,141   USD            5,135    06/21/06               (107)
EUR           4,141   USD            5,134    06/21/06               (108)
EUR          11,000   USD           13,381    06/21/06               (545)
EUR          16,564   USD           20,542    06/21/06               (428)
EUR          23,466   USD           29,099    06/21/06               (609)
EUR          45,709   USD           54,819    06/21/06             (3,048)
GBP              57   USD              101    05/02/06                 (2)
GBP             175   USD              313    05/02/06                 (7)
GBP             190   USD              344    05/02/06                 (3)
GBP             400   USD              714    05/02/06                (15)
GBP             400   USD              716    06/21/06                (14)
GBP           1,000   USD            1,788    06/21/06                (37)
GBP           1,000   USD            1,741    06/21/06                (84)
GBP           1,000   USD            1,826    06/21/06                  1
GBP           1,500   USD            2,629    06/21/06               (109)
GBP           4,000   USD            6,975    06/21/06               (325)
GBP          14,211   USD           24,561    06/21/06             (1,372)
GBP           8,603   USD           15,381    07/31/06               (328)
HKD             287   USD               37    05/02/06                 --
HKD             188   USD               24    05/03/06                 --
IDR         473,531   USD               54    05/01/06                 --
IDR          74,664   USD                8    05/02/06                 --
IDR         280,462   USD               32    05/02/06                 --
IDR         253,715   USD               29    05/03/06                 --
JPY             855   USD                7    05/01/06                 --
JPY           1,792   USD               16    05/01/06                 --
JPY           9,692   USD               84    05/01/06                 (1)
JPY          35,000   USD              305    05/01/06                 (3)
JPY          66,091   USD              574    05/01/06                 (7)
JPY           2,384   USD               21    05/02/06                 --
JPY           3,782   USD               33    05/02/06                 --
JPY          20,000   USD              175    05/02/06                 --
JPY         103,192   USD              905    05/02/06                 (1)
JPY           1,684   USD               15    05/08/06                 --
JPY         100,000   USD              882    06/21/06                 (3)
JPY         100,000   USD              865    06/21/06                (20)
JPY         200,000   USD            1,705    06/21/06                (65)

See accompanying notes which are an integral part of the financial statements.

 44  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY         269,939   USD            2,318    06/21/06                (71)
JPY         284,833   USD            2,455    06/21/06                (65)
JPY         300,000   USD            2,576    06/21/06                (79)
JPY         402,983   USD            3,473    06/21/06                (93)
JPY         539,879   USD            4,635    06/21/06               (143)
JPY         539,879   USD            4,634    06/21/06               (143)
JPY         539,879   USD            4,634    06/21/06               (144)
JPY         809,818   USD            6,950    06/21/06               (216)
JPY       1,042,712   USD            8,947    06/21/06               (280)
JPY       1,300,000   USD           11,084    06/21/06               (420)
JPY       1,424,164   USD           12,275    06/21/06               (328)
JPY       1,708,997   USD           14,729    06/21/06               (395)
NZD              27   USD               17    06/21/06                 --
PLN             369   USD              118    05/02/06                 (2)
PLN             167   USD               54    05/04/06                 --
SEK           6,853   USD              915    06/21/06                (21)
SEK          46,110   USD            6,154    06/21/06               (140)
SEK          67,286   USD            8,604    06/21/06               (580)
SEK          76,849   USD           10,260    06/21/06               (230)
SGD           1,297   USD              809    06/21/06                (14)
SGD           1,297   USD              808    06/21/06                (14)
SGD           2,594   USD            1,618    06/21/06                (27)
SGD           2,594   USD            1,617    06/21/06                (28)
SGD           2,594   USD            1,618    06/21/06                (27)
SGD           2,594   USD            1,618    06/21/06                (27)
SGD           3,382   USD            2,085    06/21/06                (60)
SGD           6,858   USD            4,276    06/21/06                (71)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                               5,753
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                               International Securities Fund  45

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                                                                             APPRECIATION
        FUND RECEIVES                COUNTER        NOTIONAL           FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY          AMOUNT          FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
MSCI Austria
   Local Net Total Return                                       1 Month EUR LIBOR -
   Index                         Merrill Lynch      EUR    2,466    plus 0.15%               12/27/06                   (11)

MSCI Norway I
   Local Net Total Return                                       1 Month NOK NIBOR -
   Index                         Merrill Lynch      NOK  30,208    plus 0.15%                12/27/06                    15
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                                 4
                                                                                                           ================

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       5.6            176,637
Consumer Discretionary                                        8.3            271,705
Consumer Staples                                              6.5            201,292
Financial Services                                           26.0            805,730
Health Care                                                   6.5            207,604
Integrated Oils                                               6.7            213,437
Materials and Processing                                     10.5            341,962
Miscellaneous                                                 1.1             32,988
Other Energy                                                  1.0             39,989
Producer Durables                                             7.7            247,619
Technology                                                    3.9            122,793
Utilities                                                     8.3            261,245
Warrants & Rights                                              --                462
Options Purchased                                              --                602
Short-Term Investments                                        7.0            221,017
Other Securities                                             33.6          1,066,840
                                                  ---------------    ---------------

Total Investments                                           132.7          4,211,922
Other Assets and Liabilities, Net                           (32.7)        (1,037,814)
                                                  ---------------    ---------------

Net Assets                                                  100.0          3,174,108
                                                  ===============    ===============
                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        0.1              1,830
Asia                                                          7.8            249,683
Europe                                                       41.0          1,302,081
Japan                                                        21.3            677,285
Latin America                                                 1.2             36,939
Middle East                                                   0.1              2,057
Other Regions                                                 8.6            273,195
United Kingdom                                               19.0            602,012
Other Securities                                             33.6          1,066,840
                                                  ---------------    ---------------

Total Investments                                           132.7          4,211,922
Other Assets and Liabilities, Net                           (32.7)        (1,037,814)
                                                  ---------------    ---------------

Net Assets                                                  100.0          3,174,108
                                                  ===============    ===============

See accompanying notes which are an integral part of the financial statements.

 46  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                   % OF
                                                    NET
CATEGORIES                                        ASSETS
-------------------------------------------------------------
Australia                                                 3.3
Austria                                                   0.4
Belgium                                                   0.9
Brazil                                                    0.2
Canada                                                    1.5
China                                                     0.1
Denmark                                                   0.2
Finland                                                   1.1
France                                                   10.9
Germany                                                   6.3
Greece                                                    0.4
Hong Kong                                                 1.7
Hungary                                                   0.1
Indonesia                                                 0.1
Ireland                                                   0.5
Israel                                                    0.1
Italy                                                     3.3
Japan                                                    21.3
Luxembourg                                                0.5
Mexico                                                    0.9
Netherlands                                               4.0
New Zealand                                               0.1
Norway                                                    0.8
Poland                                                    0.1
Singapore                                                 1.1
South Africa                                              0.1
South Korea                                               1.1
Spain                                                     2.8
Sweden                                                    1.8
Switzerland                                               6.6
Taiwan                                                    0.2
Thailand                                                  0.1
Turkey                                                    0.0
United Kingdom                                           19.0
United States                                             0.1
Preferred Stocks                                          0.4
Warrants & Rights                                          --*
Options Purchased                                          --*
Short-Term Investments                                    7.0
Other Securities                                         33.6
                                              ---------------
Total Investments                                       132.7
Other Assets and Liabilities, Net                       (32.7)
                                              ---------------

                                                        100.0
                                              ===============

Futures Contracts                                         0.2
Foreign Currency Exchange Contracts                       0.2
Options Written                                           (--*)
Index Swaps                                                --*

* Less than .05% of net assets.

  See accompanying notes which are an integral part of the financial statements.

                                               International Securities Fund  47

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,369.80      $     1,011.55
Expenses Paid During
Period*                       $        15.69      $        13.32

* Expenses are equal to the Fund's annualized expense ratio of 2.67% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,375.50      $     1,015.27
Expenses Paid During
Period*                       $        11.31      $         9.59

* Expenses are equal to the Fund's annualized expense ratio of 1.92% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,377.20      $     1,016.56
Expenses Paid During
Period*                       $         9.78      $         8.30

* Expenses are equal to the Fund's annualized expense ratio of 1.66% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 48  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 87.5%
Argentina - 0.0%
Endesa Costanera SA Class T                           145,200             150
                                                                 ------------

Bermuda - 0.1%
Credicorp, Ltd. (N)                                    56,500           1,531
                                                                 ------------

Brazil - 8.7%
Arcelor Brasil SA                                     139,702           2,577
Banco do Brasil SA                                     36,400           1,058
Banco Itau Holding Financeira SA - ADR                 32,600           1,037
Brasil Telecom Participacoes SA - ADR                  55,400           2,263
Centrais Eletricas Brasileiras SA                  27,605,400             792
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar - ADR (N)                                    39,800           1,566
Cia de Bebidas das Americas - ADR (N)                  26,500           1,227
Cia de Saneamento Basico do Estado de Sao Paulo    29,770,000           2,910
Cia Siderurgica Nacional SA                           114,033           4,005
Cia Vale do Rio Doce                                   37,700           1,933
Cia Vale do Rio Doce - ADR                            176,100           7,833
Cia Vale do Rio Doce Class A                           64,400           3,318
Cosan SA Industria e Comercio (AE)                    130,500          10,042
EDP - Energias do Brasil SA                            78,300           1,163
Gerdau SA - ADR (N)                                   342,300           5,922
Gol Linhas Aereas Inteligentes SA - ADR (N)            14,200             526
Natura Cosmeticos SA                                  863,015          11,041
Perdigao SA                                            72,900             719
Petroleo Brasileiro SA                                236,956           5,792
Petroleo Brasileiro SA - ADR                          192,675          18,282
Tele Norte Leste Participacoes SA                      43,706           1,780
Tele Norte Leste Participacoes SA - ADR               194,500           3,536
Unibanco - Uniao de Bancos Brasileiros SA              41,700             658
Unibanco - Uniao de Bancos Brasileiros SA - GDR       134,000          10,633
                                                                 ------------
                                                                      100,613
                                                                 ------------

Chile - 0.2%
Banco de Credito e Inversiones                         39,900           1,101
Coca-Cola Embonor SA - ADR                             97,500             864
Embotelladora Andina SA Class B                        53,300             791
                                                                 ------------
                                                                        2,756
                                                                 ------------

China - 4.5%
Air China, Ltd. Class H (AE)                          384,000             160
Angang New Steel Co., Ltd. Class H (AE)               290,000             252

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Anhui Co.nch Cement Co., Ltd. Class H (AE)            252,000             436
Bank of Communications Co., Ltd. Class H (AE)(p)    4,834,534           2,946
China Petroleum & Chemical Corp. Class H            7,387,254           4,693
China Petroleum & Chemical Corp. Class R (N)           17,900           1,151
China Shenhua Energy Co., Ltd. Class H              3,243,000           5,877
China Telecom Corp., Ltd. Class H                   4,675,000           1,628
Jiangsu Express Class H                             2,603,600           1,553
Jiangxi Copper Co., Ltd. Class H                    1,665,000           1,750
Maanshan Iron & Steel Class H                          92,000              33
PetroChina Co., Ltd. - ADR (N)                         19,220           2,160
PetroChina Co., Ltd. Class H                       20,884,176          23,030
Shenzhen Expressway Co., Ltd. Class H                 270,000             130
Sinopec Shanghai Petrochemical Co., Ltd. Class H    2,519,000           1,495
Sinopec Yizheng Chemical Fibre Co., Ltd. Class H      628,000             188
Travelsky Technology, Ltd. Class H                    200,000             237
Wumart Stores, Inc. Class H                            47,000             155
Yanzhou Coal Mining Co., Ltd. Class H               3,174,000           2,702
ZTE Corp. Class H                                     190,600             651
                                                                 ------------
                                                                       51,227
                                                                 ------------

Colombia - 0.5%
BanColombia SA                                        336,431           2,775
BanColombia SA - ADR (N)                               90,100           3,118
                                                                 ------------
                                                                        5,893
                                                                 ------------

Czech Republic - 0.0%
Philip Morris CR                                          177             110
                                                                 ------------

Ecuador - 0.3%
Holcim Ecuador SA - GDR (A)                            10,500             383
Holcim Ecuador SA - GDR (A)                            72,000           2,938
                                                                 ------------
                                                                        3,321
                                                                 ------------

Egypt - 1.5%
Commercial International Bank                         104,893           1,294
Commercial International Bank - GDR                    13,800             180
Egyptian Co. for Mobile Services                      124,182           3,431

                                                       Emerging Markets Fund  49

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Orascom Construction Industries                       199,951           8,242
Orascom Telecom Holding SAE                            56,240           2,967
Vodafone Egypt Telecommunications SAE                  77,675           1,161
                                                                 ------------
                                                                       17,275
                                                                 ------------

Hong Kong - 1.8%
Beijing Enterprises Holdings, Ltd.                    308,000             675
China Insurance International Holdings Co., Ltd.    1,680,000             910
China Mobile Hong Kong, Ltd.                          458,500           2,667
China Mobile Hong Kong, Ltd. - ADR (N)                 10,228             295
China Netcom Group Corp. Hong Kong, Ltd.            1,116,500           2,038
China Overseas Land & Investment, Ltd.              9,508,800           6,071
China Resources Power Holdings Co.                  2,396,000           1,792
China Unicom, Ltd.                                    114,000              97
CNOOC, Ltd.                                           777,000             626
Hutchison Telecommunications International, Ltd.
   (AE)                                               689,000           1,213
Kingboard Chemical Holdings, Ltd.                     215,500             568
Luen Thai Holdings, Ltd.                            1,471,000             432
Solomon Systemtech International, Ltd.              2,489,800           1,108
Techtronic Industries Co.                           1,148,400           1,926
Tencent Holdings, Ltd. (AE)                           409,000             828
                                                                 ------------
                                                                       21,246
                                                                 ------------

Hungary - 1.2%
Magyar Telekom Telecommunications PLC                 520,276           2,380
Mol Magyar Olaj-es Gazipari Rt.                        56,500           6,725
Mol Magyar Olaj-es Gazipari Rt. - GDR                  25,900           3,043
OTP Bank Rt.                                           48,100           1,866
                                                                 ------------
                                                                       14,014
                                                                 ------------

India - 6.4%
Allahabad Bank                                        243,535             413
Andhra Bank                                           429,000             750
Arvind Mills, Ltd.                                    250,100             507
Associated Cement Co., Ltd.                           101,300           2,151
Bajaj Auto, Ltd.                                       60,950           3,993
Bajaj Hindustham, Ltd.                                687,750           7,909
Bank of Baroda                                        220,000           1,082
Bank of India                                          30,000              81
Bharti Tele Ventures, Ltd. (AE)                       398,700           3,603
Chennai Petroleum Corp., Ltd.                         194,660           1,045
Financial Technologies India, Ltd.                     19,600             805
GAIL India, Ltd.                                      186,767           1,206
GAIL India, Ltd. - GDR                                 53,800           2,179

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Gateway Distriparks, Ltd.                             118,467             640
Genesis Indian Investment Co. (AE)                    612,819          20,480
Gujarat Ambuja Cements, Ltd.                          592,221           1,533
Hawaiindustriesustan Zinc, Ltd.                       330,340           7,194
HDFC Bank, Ltd. - ADR                                  34,500           2,029
I-Flex Solutions, Ltd.                                 34,900             921
IL&FS Investsmart, Ltd. (AE)                          116,978             520
Indian Overseas Bank                                  250,000             547
Oriental Bank of Commerce                             111,000             570
Petronet LNG, Ltd. (AE)                               804,000           1,052
State Bank of India, Ltd. - GDR                        72,210           3,679
Sun TV, Ltd. (AE)                                      53,291           1,512
Suzlon Energy, Ltd.                                    40,065           1,124
Tata Steel, Ltd.                                      333,370           4,708
Union Bank Of India                                   118,000             306
Videsh Sanchar Nigam, Ltd.                            126,293           1,169
                                                                 ------------
                                                                       73,708
                                                                 ------------

Indonesia - 2.8%
Aneka Tambang Tbk PT                                3,141,646           2,056
Astra Agro Lestari Tbk PT                             244,789             184
Bank Central Asia Tbk PT                              725,681             362
Bank Danamon Indonesia Tbk PT                       1,605,200             941
Bank Mandiri Persero Tbk PT                        18,026,503           3,940
Bank Rakyat Indonesia                              20,562,272          10,825
PT Astra International Tbk                          2,744,277           3,733
Ramayana Lestari Sentosa Tbk PT                     5,957,500             617
Telekomunikasi Indonesia Tbk PT                    10,622,700           9,129
                                                                 ------------
                                                                       31,787
                                                                 ------------

Israel - 1.6%
Bank Hapoalim BM                                      974,800           4,912
Bank Leumi Le-Israel BM                             1,186,500           4,647
Check Point Software Technologies (AE)                200,200           3,874
Discount Investment Corp.                              19,366             476
IDB Development Corp., Ltd.                            11,903             388
Israel Chemicals, Ltd.                                 98,129             268
Tadiran Communications, Ltd.                           13,949             480
Teva Pharmaceutical Industries, Ltd. - ADR             75,000           3,038
                                                                 ------------
                                                                       18,083
                                                                 ------------

 50  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lebanon - 0.0%
Solidere - GDR (AE)                                     4,200              94
                                                                 ------------
Luxembourg - 0.4%
Quilmes Industrial SA - ADR (N)                         1,027              46
Tenaris SA                                                  1              --
Tenaris SA - ADR                                       96,565           4,432
                                                                 ------------
                                                                        4,478
                                                                 ------------

Malaysia - 0.9%
AirAsia BHD (AE)                                    2,106,100           1,017
Astro All Asia Networks PLC                           890,700           1,125
Bumiputra-Commerce Holdings BHD Class D             2,106,842           3,662
IOI Corp. BHD                                         416,200           1,630
Magnum Corp. BHD                                    2,122,400           1,159
MK Land Holdings BHD                                1,015,200             228
OYL Industries BHD                                    848,500           1,114
Proton Holdings BHD                                    24,000              40
TAN Chong Motor Holdings BHD                          908,000             398
                                                                 ------------
                                                                       10,373
                                                                 ------------

Mexico - 4.7%
Alfa SA de CV Class A (N)                             521,200           2,622
America Movil SA de CV - ADR
   Series L                                           192,500           7,105
Cemex SA de CV                                      2,025,054          13,686
Cemex SA de CV - ADR                                   15,000           1,013
Corp Moctezuma SA de CV                               314,600             654
Fomento Economico Mexicano SA de CV - ADR              44,924           4,172
Grupo Aeroportuario del Pacifico SA de CV - ADR        20,000             666
Grupo Aeroportuario del Sureste SA de CV - ADR
   (AE)(N)                                             14,900             578
Grupo Financiero Banorte SA de CV Class O             977,200           2,552
Grupo Mexico SA de CV Series B                         21,400              75
Grupo Modelo SA                                       300,000           1,143
Grupo Televisa SA - ADR                               175,092           3,712
Industrias Penoles SA de CV                           437,053           3,946
Organizacion Soriana SA de CV Class B (AE)(N)         174,100             785
Telefonos de Mexico SA de CV - ADR
   Series L                                            70,000           1,539
Urbi Desarrollos Urbanos SA de CV (AE)(N)             207,200           1,695
Wal-Mart de Mexico SA de CV
   Series V                                         2,684,118           7,651
                                                                 ------------
                                                                       53,594
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Pakistan - 0.9%
Engro Chemical Pakistan, Ltd.                       1,047,300           3,395
Fauji Fertilizer Co., Ltd.                          1,565,322           3,389
ICI Pakistan, Ltd.                                    265,200             631
Pakistan Petroleum, Ltd.                               72,500             332
Pakistan Telecommunication Co., Ltd.                3,025,423           2,735
                                                                 ------------
                                                                       10,482
                                                                 ------------

Philippines - 0.4%
Globe Telecom, Inc.                                    79,190           1,377
Philippine Long Distance Telephone Co.                 79,800           3,152
                                                                 ------------
                                                                        4,529
                                                                 ------------

Poland - 0.1%
Polski Koncern Naftowy Orlen (N)                       36,658             764
                                                                 ------------

Russia - 6.7%
Baltika Brewery                                        37,747           1,472
LUKOIL - ADR                                          448,376          40,623
MMC Norilsk Nickel - ADR (N)                           69,751           9,207
Mobile TeleSystems - ADR                              159,400           5,206
NovaTek OAO - GDR (p)                                 105,700           3,863
OAO Gazprom - ADR (N)                                 130,070           5,905
Promstroibank State Petersburg (AE)                   696,000             870
Pyaterochka Holding NV - GDR (AE)                      49,700             947
RBC Information Systems (AE)                          113,259           1,053
Sberbank RF                                             1,050           1,901
Seventh Continent                                      20,500             517
Surgutneftegaz - ADR                                   40,500           3,523
Tatneft - ADR (N)                                      12,532           1,495
Unified Energy System - GDR                               801              62
                                                                 ------------
                                                                       76,644
                                                                 ------------

South Africa - 10.2%
ABSA Group, Ltd.                                      259,975           5,132
African Bank Investments, Ltd.                        183,140           1,023
Alexander Forbes, Ltd.                                323,600             834
Anglo Platinum, Ltd.                                    7,511             726
AngloGold Ashanti, Ltd.                                15,500             840
AngloGold Ashanti, Ltd. - ADR (N)                      28,134           1,538
Aveng, Ltd.                                           571,300           2,258
Barloworld, Ltd.                                      193,615           4,251
Consol, Ltd.                                          460,900           1,115
DataTec, Ltd. (AE)                                     14,300              64
Edgars Consolidated Stores, Ltd.                      497,100           3,142
FirstRand, Ltd.                                       776,114           2,556
Foschini, Ltd.                                        145,186           1,471
Gold Fields, Ltd.                                     224,320           5,643
Impala Platinum Holdings, Ltd.                         24,454           4,637

                                                       Emerging Markets Fund  51

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Imperial Holdings, Ltd.                               158,144           4,393
Investec, Ltd.                                         20,500           1,168
JD Group, Ltd.                                        173,241           2,679
Massmart Holdings, Ltd.                                91,300             893
Medi-Clinic Corp., Ltd.                               167,563             591
MTN Group, Ltd.                                       766,400           7,648
Murray & Roberts Holdings, Ltd.                       607,630           2,749
Naspers, Ltd. Class N                                 320,308           7,032
Network Healthcare Holdings, Ltd.                   1,165,000           1,976
Pick'n Pay Stores, Ltd.                               187,300             991
Reunert, Ltd.                                          35,300             440
Sanlam, Ltd.                                        2,521,443           6,513
Sasol, Ltd. (N)                                       563,592          23,715
Sasol, Ltd. - ADR                                      12,900             534
Standard Bank Group, Ltd.                             778,619          11,111
Telkom SA, Ltd.                                        77,579           1,848
Tiger Brands, Ltd.                                    117,618           3,277
Truworths International, Ltd.                         951,428           4,589
                                                                 ------------
                                                                      117,377
                                                                 ------------

South Korea - 15.7%
Amorepacific Corp.                                      6,470           2,377
CJ Home Shopping                                       12,170           1,394
Daelim Industrial Co.                                  19,620           1,498
Daewoo Engineering & Construction Co., Ltd.             9,050             156
GS Engineering & Construction Corp.                    16,880           1,224
Hanjin Heavy Industries & Construction Co., Ltd.       35,560           1,108
Hanjin Shipping Co., Ltd. (N)                          67,460           1,860
Hankook Tire Co., Ltd.                                186,497           2,808
Hanwha Chem Corp. (N)                                 157,670           1,881
Honam Petrochemical Corp.                              26,400           1,679
Hyosung Corp. (AE)(N)                                  56,900           1,204
Hyundai Development Co.                                31,020           1,799
Hyundai Heavy Industries (N)                            9,280             889
Hyundai Mipo Dockyard                                   9,800             918
Hyundai Mobis                                          72,100           6,368
Hyundai Motor Co. (N)                                  60,280           5,298
Hyundai Steel Co.                                      28,720           1,110
Industrial Bank of Korea (N)                          245,000           4,935
KCC Corp.                                              11,184           2,532
Kookmin Bank                                          178,606          16,001
Kookmin Bank - ADR                                      4,200             374
Korea Electric Power Corp.                            298,210          13,247
Korea Electric Power Corp. - ADR                       91,320           2,082
KT Corp.                                               80,670           3,626
KT Corp. - ADR                                         17,100             398
KT Freetel Co., Ltd.                                   29,700             987
KT&G Corp.                                             54,950           3,076
KT&G Corp. - GDR (p)                                   40,500           1,134
LG Electronics, Inc.                                   19,100           1,582
LG Household & Health Care, Ltd.                       19,100           1,525

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LG International Corp.                                  3,160              89
LG Petrochemical Co., Ltd.                              7,520             165
LG.Philips LCD Co., Ltd. (AE)                          25,120           1,057
LG.Philips LCD Co., Ltd. - ADR (AE)(N)                 26,200             552
Lotte Shopping Co. - GDR (AE)(p)                       63,719           1,331
Lotte Shopping Co., Ltd.                                3,532           1,475
LS Cable, Ltd.                                          6,300             261
NCSoft Corp. (AE)                                      12,484           1,046
NHN Corp. (AE)                                          2,224             790
Orion Corp.                                             2,442             640
Poongsan Corp. (N)                                     56,600           1,290
POSCO                                                  44,335          12,362
S1 Corp.                                               16,230             724
Samsung Corp.                                          59,940           1,868
Samsung Electro-Mechanics Co., Ltd. (AE)(N)            14,790             561
Samsung Electronics Co., Ltd. (p)                       4,560           1,555
Samsung Electronics Co., Ltd.                          46,909          32,029
Samsung Electronics Co., Ltd. - GDR (p)                12,194           3,434
Samsung Fine Chemicals Co., Ltd.                       13,910             428
Samsung Fire & Marine Insurance Co., Ltd.              16,250           2,334
Samsung Securities Co., Ltd. (N)                       74,800           4,695
Shinhan Financial Group Co., Ltd. (N)                 263,770          13,144
Shinsegae Co., Ltd.                                     4,300           2,102
SK Corp.                                               21,760           1,601
SK Telecom Co., Ltd.                                   11,520           2,705
SK Telecom Co., Ltd. - ADR                            134,486           3,591
Tae Young Corp. (N)                                    11,339             950
Woori Finance Holdings Co., Ltd.                      130,740           2,952
                                                                 ------------
                                                                      180,801
                                                                 ------------

Taiwan - 10.1%
Accton Technology Corp. (AE)                          924,000             557
Acer, Inc.                                          1,319,500           2,556
Advantech Co., Ltd.                                   672,921           1,845
Asia Cement Corp.                                   1,283,000           1,003
AU Optronics Corp.                                    776,000           1,272
AU Optronics Corp. - ADR (N)                           65,800           1,081
Basso Industry Corp.                                  255,816             459
Cathay Financial Holding Co., Ltd. (AE)             1,376,000           3,084
Cathay Financial Holding Co., Ltd. - GDR               61,277           1,380
Chang Hwa Commercial Bank                           2,120,000           1,372
China Steel Corp.                                   4,336,807           4,234
China Steel Corp. - GDR                                93,236           1,827

 52  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chinatrust Financial Holding Co.                      265,000             218
Chunghwa Picture Tubes, Ltd.                        1,884,000             561
Chunghwa Telecom Co., Ltd.                            402,000             772
Chunghwa Telecom Co., Ltd. - ADR                      100,200           2,064
CMC Magnetics Corp. (AE)                            5,893,000           1,884
Compal Electronics, Inc.                            2,308,924           2,540
Compal Electronics, Inc. - GDR                        183,673           1,025
Delta Electronics, Inc.                               806,000           2,511
Elitegroup Computer Systems (AE)                      307,000             212
Far Eastern Textile Co., Ltd.                       1,136,637           1,044
Far EasTone Telecommunications Co., Ltd.            1,324,000           1,647
Far EasTone Telecommunications Co., Ltd. - GDR
   (p)                                                 11,000             205
Faraday Technology Corp.                              297,185             531
First Financial Holding Co., Ltd.                   2,874,000           2,283
Formosa Chemicals & Fibre Corp.                       336,000             546
Formosa Plastics Corp.                                 33,000              53
Foxconn Technology Co., Ltd.                          207,000           1,554
Gigabyte Technology Co., Ltd.                       1,088,718             860
High Tech Computer Corp.                              211,000           6,745
Himax Technologies, Inc. - ADR (AE)(N)                113,500           1,010
HON HAI Precision Industry Co. Ltd.                 2,077,424          14,096
Hua Nan Financial Holdings Co., Ltd.                  483,000             374
Lite-On Technology Corp.                               39,900              63
Macronix International Co., Ltd. (AE)               1,796,086             444
MediaTek, Inc.                                        255,200           2,979
Mega Financial Holding Co., Ltd.                    6,456,000           5,038
Mitac International                                 1,449,000           1,680
Nan Ya Plastics Corp.                                 557,000             814
Phoenixtec Power Co., Ltd.                            565,629             594
Quanta Computer, Inc.                               1,120,250           1,977
Ritek Corp. (AE)                                    5,371,161           1,678
Siliconware Precision Industries Co.                1,224,000           1,776
Systex Corp. (AE)                                     194,000              58
Taishin Financial Holdings Co., Ltd.                  856,000             563
Taiwan Cement Corp.                                   663,000             520
Taiwan Fertilizer Co., Ltd.                           734,000           1,353
Taiwan Mobile Co., Ltd.                             2,509,520           2,525
Taiwan Semiconductor Manufacturing Co., Ltd.        9,018,554          19,249
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR                                                206,963           2,169
U-Ming Marine Transport Corp.                         870,000             991
Uni-President Enterprises Corp.                     1,929,000           1,454
United Microelectronics Corp.                       3,405,000           2,369
Vanguard International Semiconductor Corp.          1,946,518           1,452
Via Technologies, Inc. (AE)                           570,693             570
Wintek Corp.                                          725,000             982
Yieh Phui Enterprise                                2,005,000             896

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Zyxel Communications Corp.                            469,680             873
                                                                 ------------
                                                                      116,472
                                                                 ------------

Thailand - 1.5%
Airports of Thailand PCL                            1,052,600           1,641
Bank of Ayudhya PCL                                 6,588,900           3,371
Charoen Pokphand Foods PCL                          3,577,100             524
CP Seven Eleven PCL                                 5,188,300           1,051
Glow Energy PCL                                       942,500             816
Kasikornbank PCL                                      828,600           1,457
Land and Houses PCL                                   159,300              36
PTT Chemical PCL                                      943,579           2,175
PTT Exploration & Production PCL                      533,500           1,791
PTT PCL                                               509,000           3,499
Regional Container Lines PCL                          500,000             274
Siam City Bank PCL                                    411,000             260
Siam City Cement PCL                                   35,600             256
                                                                 ------------
                                                                       17,151
                                                                 ------------

Turkey - 3.9%
Akbank TAS                                            831,927           6,920
Akcansa Cimento AS                                     75,895             580
Anadolu Efes Biracilik Ve Malt Sanayii AS             125,630           4,203
Arcelik                                               127,100           1,076
Cimsa Cimento Sanayi VE Tica                          263,875           2,314
Denizbank AS (AE)                                     232,106           2,053
Eregli Demir ve Celik Fabrikalari TAS                 646,715           3,863
Finansbank AS (AE)                                    331,533           1,730
Ford Otomotiv Sanayi AS                               143,300           1,430
Hurriyet Gazetecilik AS                               420,200           1,541
Migros Turk TAS                                       200,455           2,789
Trakya Cam Sanayi AS                                  241,747           1,078
Tupras Turkiye Petrol Rafine                          273,707           5,795
Turkcell Iletisim Hizmet AS                           226,187           1,437
Turkcell Iletisim Hizmet AS - ADR                       8,900             152
Turkiye Garanti Bankasi AS                            688,800           2,839
Turkiye Is Bankasi                                    373,580           3,136
Turkiye Vakiflar Bankasi Tao (AE)                     184,100           1,162
Yapi ve Kredi Bankasi (AE)                            375,377             880
                                                                 ------------
                                                                       44,978
                                                                 ------------

United Kingdom - 2.2%
Anglo American PLC                                    190,753           8,217
Genesis Smaller Companies (AE)                        266,584          15,585
Old Mutual PLC                                          2,300               8
SABMiller PLC                                          54,300           1,155
                                                                 ------------
                                                                       24,965
                                                                 ------------

                                                       Emerging Markets Fund  53

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States - 0.1%
Mechel OAO - ADR                                       41,100           1,114
Polyus Gold Co. (AE)                                    2,900              69
                                                                 ------------
                                                                        1,183
                                                                 ------------

Venezuela - 0.1%
Cia Anonima Nacional Telefonos de Venezuela -
   CANTV - ADR (N)                                     24,542             500
Siderurgica Venezolana Sivensa SACA (AE)            1,306,495              60
                                                                 ------------
                                                                          560
                                                                 ------------

Zimbabwe - 0.0%
Delta Corp., Ltd.                                   1,138,003             407
OK Zimbabwe                                         6,402,949             142
                                                                 ------------
                                                                          549
                                                                 ------------

TOTAL COMMON STOCKS
(cost $601,010)                                                     1,006,708
                                                                 ------------

PREFERRED STOCKS - 6.5%
Brazil - 5.6%
Banco Bradesco SA                                     188,466           7,188
Banco Itau Holding Financeira SA                      123,110           3,881
Braskem SA                                            212,335           1,496
Caemi Mineracao e Metalurgica SA                      489,000             900
Centrais Eletricas Brasileiras SA                  86,816,496           2,280
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar                                          16,750,000             648
Cia de Tecidos do Norte de Minas - Coteminas        7,256,440             713
Cia Vale do Rio Doce                                  180,500           8,000
Gerdau SA                                               9,600             166
Klabin SA                                             441,000           1,130
Petroleo Brasileiro SA                                898,772          19,909
Suzano Bahia Sul Papel e Celulose SA                  230,000           1,628
Tam SA                                                 54,900           1,418
Usinas Siderurgicas de Minas Gerais SA                360,400          13,729
Votorantim Celulose e Papel SA                         22,706             367
Weg SA                                                171,200             697
                                                                 ------------
                                                                       64,150
                                                                 ------------

Colombia - 0.0%
BanColombia SA                                          7,200              61
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

South Korea - 0.9%
Hyundai Motor Co.                                      41,560           2,459
Samsung Electronics Co., Ltd.                          15,792           8,555
                                                                 ------------
                                                                       11,014
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $37,032)                                                         75,225
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Pakistan - 0.0%
Engro Chemical Pakistan Rights (AE)                       105              20
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $0)                                                                  20
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.5%
(Number of Contracts)
Brazil - 0.0%
Bovespa Index Futures
   Jun 2006 38,926.14 (BRL)
   Call (315)                                           5,875             335
   Jun 2006 39,290.00 (BRL)
   Call (255)                                           4,801             227
                                                                 ------------
                                                                          562
                                                                 ------------

South Korea - 0.5%
Kospi 200 Index Futures
   Jun 2006 137.60 (KRW) Call (50)                      3,647           1,507
   Jun 2006 138.20 (KRW) Call (126)                     9,231           3,757
                                                                 ------------
                                                                        5,264
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $4,086)                                                           5,826
                                                                 ------------


 54  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.8%
United States - 4.8%
Frank Russell Investment Company Money Market
   Fund                                            50,567,000          50,567
United States Treasury Bills (c)(z)(sec.)
   4.594% due 06/15/06                                  4,600           4,574
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $55,141)                                                         55,141
                                                                 ------------

OTHER SECURITIES - 2.8%
Frank Russell Investment Company Money Market
   Fund (X)                                         8,403,018           8,403
State Street Securities Lending Quality Trust
   (X)                                             23,672,364          23,672
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $32,075)                                                         32,075
                                                                 ------------

TOTAL INVESTMENTS - 102.1%
(identified cost $729,344)                                          1,174,995

OTHER ASSETS AND LIABILITIES,
NET - (2.1%)                                                          (23,804)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,151,191
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund  55

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Hang Seng Index (Hong Kong)
   expiration date 05/06 (86)                              91,667                 23

JSE-40 Index (South Africa)
   expiration date 06/06 (375)                             11,899              1,237

MSCI Taiwan Index
   expiration date 05/06 (515)                             15,661                276
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      1,536
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Brazil
Bovespa Index Futures
   Jun 2006 38,926.14 (BRL) Put (315)                       5,875                (45)
   Jun 2006 39,290.00 (BRL) Put (255)                       4,801                (37)

South Korea
Kospi 200 Index Futures
   Jun 2006 137.60 (KRW) Put (50)                           3,647               (265)
   Jun 2006 138.20 (KRW) Put (126)                          9,231               (668)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $980)                                                   (1,015)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 56  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              34   BRL               72    05/02/06                 --
USD             461   BRL              969    05/02/06                  3
USD             150   BRL              313    05/03/06                 --
USD           1,076   BRL            2,400    06/21/06                 56
USD           1,807   BRL            4,000    06/21/06                 80
USD           2,242   BRL            5,000    06/21/06                117
USD           4,721   BRL           10,500    06/21/06                232
USD              14   HKD              105    05/02/06                 --
USD             126   HKD              979    05/02/06                 --
USD             306   KRW          300,000    06/21/06                 12
USD             919   KRW          900,000    06/21/06                 36
USD           1,060   KRW        1,000,000    06/21/06                  2
USD           1,063   KRW        1,000,000    06/21/06                 (1)
USD           1,939   KRW        1,900,000    06/21/06                 79
USD           2,545   KRW        2,500,000    06/21/06                109
USD           8,618   KRW        8,400,000    06/21/06                302
USD             215   MXN            2,388    05/02/06                  1
USD              20   THB              756    05/03/06                 --
USD              --   ZAR                1    05/05/06                 --
USD             157   ZAR            1,000    06/21/06                  9
USD           2,063   ZAR           13,000    06/21/06                 93
USD           8,956   ZAR           57,000    06/21/06                495
BRL              86   USD               41    05/02/06                 --
BRL              61   USD               29    05/03/06                 --
BRL             900   USD              403    06/21/06                (22)
BRL           1,000   USD              454    06/21/06                (17)
BRL           2,000   USD              913    06/21/06                (31)
HKD           2,503   USD              323    05/02/06                 --
IDR         761,426   USD               86    05/01/06                 (1)
IDR       2,359,955   USD              267    05/01/06                 (2)
IDR       2,364,624   USD              267    05/01/06                 (2)
IDR       3,628,649   USD              410    05/01/06                 (3)
IDR          43,260   USD                5    05/02/06                 --
IDR         820,495   USD               93    05/02/06                 --
KRW       1,000,000   USD            1,047    06/21/06                (15)
KRW       2,000,000   USD            2,098    06/21/06                (26)
KRW       2,000,000   USD            2,094    06/21/06                (30)
MXN             157   USD               14    05/02/06                 --
MYR              70   USD               19    05/03/06                 --
THB             240   USD                6    05/02/06                 --
THB             517   USD               14    05/02/06                 --
THB             719   USD               19    05/02/06                 --
THB           1,089   USD               29    05/02/06                 --
ZAR             200   USD               33    05/02/06                 --
ZAR             355   USD               57    05/02/06                 (2)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
ZAR             154   USD               26    05/03/06                 --
ZAR             276   USD               45    05/04/06                 (1)
ZAR           5,000   USD              811    06/21/06                (18)
ZAR           6,000   USD              986    06/21/06                 (8)
ZAR           7,000   USD            1,131    06/21/06                (30)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                               1,417
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund  57

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       3.0             34,372
Consumer Discretionary                                        5.2             59,626
Consumer Staples                                              5.3             61,297
Financial Services                                           20.2            232,655
Health Care                                                   0.5              5,605
Integrated Oils                                              13.8            158,506
Materials and Processing                                     18.8            216,466
Miscellaneous                                                 1.1             12,348
Other Energy                                                  2.6             29,969
Producer Durables                                             1.2             13,356
Technology                                                   11.6            133,714
Utilities                                                    10.7            124,019
Warrants & Rights                                              --                 20
Options Purchased                                             0.5              5,826
Short-Term Investments                                        4.8             55,141
Other Securities                                              2.8             32,075
                                                  ---------------    ---------------

Total Investments                                           102.1          1,174,995
Other Assets and Liabilities, Net                            (2.1)           (23,804)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,151,191
                                                  ===============    ===============
                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Africa                                                       10.2            117,926
Asia                                                         46.4            534,074
Europe                                                       12.2            140,988
Latin America                                                20.3            233,191
Middle East                                                   3.1             35,452
Other Regions                                                 4.9             56,324
United Kingdom                                                2.2             24,965
Other Securities                                              2.8             32,075
                                                  ---------------    ---------------

Total Investments                                           102.1          1,174,995
Other Assets and Liabilities, Net                            (2.1)           (23,804)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,151,191
                                                  ===============    ===============

See accompanying notes which are an integral part of the financial statements.

 58  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                   % OF
                                                    NET
CATEGORIES                                        ASSETS
-------------------------------------------------------------
Argentina                                                  --*
Bermuda                                                   0.1
Brazil                                                    8.7
Chile                                                     0.2
China                                                     4.5
Columbia                                                  0.5
Czech Republic                                             --*
Ecuador                                                   0.3
Egypt                                                     1.5
Hong Kong                                                 1.8
Hungary                                                   1.2
India                                                     6.4
Indonesia                                                 2.8
Israel                                                    1.6
Lebanon                                                    --*
Luxembourg                                                0.4
Malaysia                                                  0.9
Mexico                                                    4.7
Pakistan                                                  0.9
Philippines                                               0.4
Poland                                                    0.1
Russia                                                    6.7
South Africa                                             10.2
South Korea                                              15.7
Taiwan                                                   10.1
Thailand                                                  1.5
Turkey                                                    3.9
United Kingdom                                            2.2
United States                                             0.1
Venezuela                                                 0.1
Zimbabwe                                                   --*
Preferred Stock                                           6.5
Warrants & Rights                                          --*
Options Purchased                                         0.5
Short-Term Investments                                    4.8
Other Securities                                          2.8
                                              ---------------
Total Investments                                       102.1
Other Assets and Liabilities Net                         (2.1)
                                              ---------------

                                                        100.0
                                              ===============
Futures Contracts                                         0.1
Options Written                                          (0.1)
Foreign Currency Exchange Contracts                       0.1

* Less than .05% of net assets.

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund  59

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,158.70      $     1,014.48
Expenses Paid During
Period*                       $        11.13      $        10.39

* Expenses are equal to the Fund's annualized expense ratio of 2.08% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,163.20      $     1,018.20
Expenses Paid During
Period*                       $         7.13      $         6.66

* Expenses are equal to the Fund's annualized expense ratio of 1.33% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,164.70      $     1,019.44
Expenses Paid During
Period*                       $         5.80      $         5.41

* Expenses are equal to the Fund's annualized expense ratio of 1.08% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 60  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 97.7%
Apartments - 18.5%
Apartment Investment & Management Co. Class A
   (o)                                                408,375          18,250
Archstone-Smith Trust (o)                           1,506,429          73,634
AvalonBay Communities, Inc. (o)                       762,700          82,143
BRE Properties, Inc. Class A (o)                       84,800           4,569
Camden Property Trust (o)(N)                          458,800          31,533
Equity Residential (o)                              1,369,300          61,441
Essex Property Trust, Inc. (o)                        236,900          25,846
GMH Communities Trust (o)                             583,100           7,172
Home Properties, Inc. (o)                              53,900           2,696
Mid-America Apartment Communities, Inc. (o)            49,100           2,602
United Dominion Realty Trust, Inc. (o)(N)             473,000          12,861
                                                                 ------------
                                                                      322,747
                                                                 ------------

Diversified - 6.6%
Colonial Properties Trust (o)                         131,200           6,460
iStar Financial, Inc. (o)(N)                          125,700           4,809
Spirit Finance Corp. (o)(N)                           934,600          10,841
Vornado Realty Trust (o)(N)                           970,372          92,807
                                                                 ------------
                                                                      114,917
                                                                 ------------

Free Standing Retail - 0.1%
Realty Income Corp. (o)(N)                             96,500           2,188
                                                                 ------------

Health Care - 3.1%
Health Care REIT, Inc. (o)(N)                         118,243           4,115
Healthcare Realty Trust, Inc. (o)(N)                  186,200           7,051
LTC Properties, Inc. (o)                               65,300           1,433
Nationwide Health Properties, Inc. (o)(N)             376,900           8,111
Omega Healthcare Investors,
   Inc. (o)(N)                                        309,000           3,952
Ventas, Inc. (o)                                      931,450          30,430
                                                                 ------------
                                                                       55,092
                                                                 ------------

Industrial - 6.7%
AMB Property Corp. (o)(N)                             608,100          30,399
First Potomac Realty Trust (o)(N)                      80,100           2,210
ProLogis (o)(N)                                     1,669,200          83,827
                                                                 ------------
                                                                      116,436
                                                                 ------------
Lodging/Resorts - 10.1%
DiamondRock Hospitality Co. (o)(N)                    104,200           1,491
FelCor Lodging Trust, Inc. (o)                        369,100           7,991
Hilton Hotels Corp.                                   964,700          25,989
Hospitality Properties Trust (o)                       67,000           2,888
Host Hotels & Resorts, Inc. (AE)(o)                 3,639,275          76,497
LaSalle Hotel Properties (o)(N)                       343,920          15,040

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc. (o)         783,583          44,962
Strategic Hotels & Resorts, Inc. (AE)(o)(N)            95,000           2,155
                                                                 ------------
                                                                      177,013
                                                                 ------------

Manufactured Homes - 0.5%
Equity Lifestyle Properties, Inc. (o)                 187,800           8,261
                                                                 ------------

Mixed Industrial/Office - 2.4%
Duke Realty Corp. (o)                                 162,600           5,756
Liberty Property Trust (o)                            586,775          26,229
PS Business Parks, Inc. (o)(N)                        196,200          10,192
                                                                 ------------
                                                                       42,177
                                                                 ------------

Office - 19.1%
Alexandria Real Estate Equities,
   Inc. (o)                                           100,700           9,123
American Financial Realty
   Trust (o)(N)                                       224,500           2,555
BioMed Realty Trust, Inc. (o)(N)                      547,220          15,147
Boston Properties, Inc. (o)(N)                        906,200          79,990
Brandywine Realty Trust (o)(N)                        577,521          16,350
Brookfield Properties Corp.                         1,075,700          34,530
CarrAmerica Realty Corp. (o)                          240,600          10,769
Columbia Equity Trust, Inc. (o)                       268,515           4,353
Corporate Office Properties
   Trust (o)(N)                                       295,500          12,263
Equity Office Properties Trust (o)                    702,700          22,697
Highwoods Properties, Inc. (o)(N)                     270,000           8,516
Kilroy Realty Corp. (o)                               235,400          16,789
Mack-Cali Realty Corp. (o)(N)                         317,500          14,357
Reckson Associates Realty Corp. (o)                   615,400          25,035
SL Green Realty Corp. (o)                             302,200          29,918
Trizec Properties, Inc. (o)(N)                      1,221,600          30,564
                                                                 ------------
                                                                      332,956
                                                                 ------------

Regional Malls - 14.6%
CBL & Associates Properties,
   Inc. (o)(N)                                        173,300           6,930
General Growth Properties, Inc. (o)                   983,000          46,152
Macerich Co. (The) (o)                                708,300          51,862
Simon Property Group, Inc. (o)                      1,581,400         129,485
Taubman Centers, Inc. (o)(N)                          484,256          19,922
                                                                 ------------
                                                                      254,351
                                                                 ------------

                                                 Real Estate Securities Fund  61

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Self Storage - 4.3%
Extra Space Storage, Inc. (o)(N)                      331,400           5,210
Public Storage, Inc. (o)(N)                           704,200          54,139
Shurgard Storage Centers, Inc. Class A (o)             90,600           5,706
U-Store-It Trust (o)(N)                               590,100          10,787
                                                                 ------------
                                                                       75,842
                                                                 ------------
Shopping Centers - 10.1%
Acadia Realty Trust (o)                               304,100           6,864
Developers Diversified Realty Corp. (o)               802,400          42,688
Equity One, Inc. (o)(N)                               167,600           3,852
Federal Realty Investors Trust (o)                    481,700          32,866
Inland Real Estate Corp. (o)(N)                       108,400           1,573
Kimco Realty Corp. (o)(N)                             487,900          18,116
Kite Realty Group Trust (o)                           197,800           3,020
Pan Pacific Retail Properties, Inc. (o)               187,400          12,488
Regency Centers Corp. (o)                             877,100          55,336
                                                                 ------------
                                                                      176,803
                                                                 ------------

Specialty - 1.6%
Digital Realty Trust, Inc. (o)(N)                     543,530          15,328
Plum Creek Timber Co., Inc. (o)(N)                    354,600          12,872
                                                                 ------------
                                                                       28,200
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,120,382)                                                   1,706,983
                                                                 ------------

SHORT-TERM INVESTMENTS - 2.0%
Frank Russell Investment Company Money Market
   Fund                                            34,526,000          34,526
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $34,526)                                                         34,526
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 5.6%
Frank Russell Investment Company Money Market
   Fund (X)                                        25,656,215          25,656
State Street Securities Lending Quality Trust
   (X)                                             72,276,799          72,277
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $97,933)                                                         97,933
                                                                 ------------

TOTAL INVESTMENTS - 105.3%
(identified cost $1,252,841)                                        1,839,442

OTHER ASSETS AND LIABILITIES,
NET - (5.3%)                                                          (92,428)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,747,014
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 62  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Apartments                                                   18.5
Diversified                                                   6.6
Free Standing Retail                                          0.1
Health Care                                                   3.1
Industrial                                                    6.7
Lodging/Resorts                                              10.1
Manufactured Homes                                            0.5
Mixed Industrial/Office                                       2.4
Office                                                       19.1
Regional Malls                                               14.6
Self Storage                                                  4.3
Shopping Center                                              10.1
Specialty                                                     1.6
Short-Term Investments                                        2.0
Other Securities                                              5.6
                                                  ---------------
Total Investments                                           105.3
Other Assets and Liabilities, Net                            (5.3)
                                                  ---------------

                                                            100.0
                                                  ===============

  See accompanying notes which are an integral part of the financial statements.

                                                 Real Estate Securities Fund  63

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,007.50      $     1,016.56
Expenses Paid During
Period*                       $         8.26      $         8.30

* Expenses are equal to the Fund's annualized expense ratio of 1.66% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,011.50      $     1,020.28
Expenses Paid During
Period*                       $         4.54      $         4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.91% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,012.80      $     1,021.52
Expenses Paid During
Period*                       $         3.29      $         3.31

* Expenses are equal to the Fund's annualized expense ratio of 0.66% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 64  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 76.7%
Asset-Backed Securities - 18.5%
AAA Trust (p)
   Series 2005-2 Class A1
   5.059% due 11/26/35                                    327             328
AmeriCredit Automobile Receivables Trust
   Series 2005-AX Class A3
   3.630% due 01/06/10                                  2,000           1,980
Asset Backed Securities Corp. Home Equity (E)
   Series 2002-HE1 Class M1
   6.001% due 03/15/32                                  1,396           1,396
Banc of America Securities Auto Trust
   Series 2005-WF1 Class A4
   4.080% due 04/18/10                                  3,000           2,929
Bank One Issuance Trust
   Series 2004-B2 Class B2
   4.370% due 04/15/12                                  1,500           1,454
Bear Stearns Asset Backed Securities, Inc. (E)
   Series 2004-BO1 Class 1A1
   5.159% due 09/25/34                                    327             328
BMW Vehicle Owner Trust
   Series 2004-A Class A4
   3.320% due 02/25/09                                  4,200           4,112
Brazos Higher Education Authority
   Series 2005-A Class A5
   4.910% due 12/01/40                                  3,250           3,216
California Infrastructure PG&E-1
   Series 1997-1 Class A7
   6.420% due 09/25/08                                    388             389
   Series 1997-1 Class A8
   6.480% due 12/26/09                                  3,000           3,043
California Infrastructure SCE-1
   Series 1997-1 Class A7
   6.420% due 12/26/09                                  7,450           7,552
California Infrastructure SDG&E-1
   Series 1997-1 Class A6
   6.310% due 09/25/08                                    129             129
Capital Auto Receivables Asset Trust
   Series 2004-1 Class A3
   2.000% due 11/15/07                                    427             422
   Series 2004-2 Class A2
   3.350% due 02/15/08                                  3,000           2,969
   Series 2006-1 Class A3
   5.030% due 10/15/09                                  2,225           2,215
Capital One Auto Finance Trust
   Series 2005-BSS Class A3
   4.080% due 11/15/09                                  2,000           1,969
Capital One Master Trust
   Series 2002-4A Class A
   4.900% due 03/15/10                                  1,000             996

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust
   Series 2004-3 Class A4
   3.690% due 06/15/10                                  1,000             969
   Series 2004-3 Class B
   3.860% due 08/15/11                                  1,500           1,459
Carmax Auto Owner Trust
   Series 2004-2 Class A4
   3.460% due 09/15/11                                  2,500           2,420
   Series 2005-2 Class A4
   4.340% due 09/15/10                                  2,000           1,950
Carrington Mortgage Loan Trust (E)
   Series 2005-NC3 Class A1A
   5.039% due 06/25/35                                    150             150
   Series 2005-OPT Class A1A
   5.049% due 05/25/35                                    123             123
Centex Home Equity
   Series 2003-C Class AF4
   4.960% due 04/25/32                                  1,261           1,252
Chase Manhattan Auto Owner Trust
   Series 2004-A Class A4 (N)
   2.830% due 09/15/10                                  1,800           1,745
   Series 2005-A Class A4
   3.980% due 04/15/11                                  1,000             967
   Series 2005-A Class CTFS
   4.040% due 04/15/11                                  1,000             979
CIT Equipment Collateral
   Series 2004-VT1 Class A3
   2.200% due 03/20/08                                    608             600
   Series 2005-VT1 Class A3
   4.120% due 08/20/08                                  1,150           1,138
CIT Marine Trust
   Series 1999-A Class A4
   6.250% due 11/15/19                                    712             714
CIT RV Trust
   Series 1998-A Class A5
   6.120% due 11/15/13                                    472             472
Citibank Credit Card Issuance Trust
   Series 2003-A3 Class A3
   3.100% due 03/10/10                                  1,000             962
Citigroup Mortgage Loan Trust, Inc. (E)
   Series 2005-HE3 Class A2A
   5.069% due 09/25/35                                    679             680
CNH Wholesale Master Note Trust (E)
   Series 2005-1 Class A
   5.011% due 06/15/11                                  1,500           1,499

                                                    Short Duration Bond Fund  65

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Community Program Loan Trust
   Series 1987-A Class A4
   4.500% due 10/01/18                                  2,106           2,055
Countrywide Asset-Backed Certificates (E)
   Series 2001-BC3 Class A
   5.439% due 12/25/31                                    199             199
   Series 2005-4 Class 3AV1
   5.039% due 10/25/35                                    990             990
   Series 2005-5 Class 2A1
   5.039% due 10/25/35                                    303             303
   Series 2005-9 Class 2A1
   5.059% due 08/25/35                                    738             738
Daimler Chrysler Auto Trust
   Series 2005-A Class A3
   3.490% due 12/08/08                                  2,330           2,303
   Series 2005-A Class A4
   3.740% due 02/08/10                                  8,100           7,903
Dillard Credit Card Master Trust
   Series 2002-2 Class A
   3.800% due 09/15/10                                  3,650           3,633
Discover Card Master Trust I
   Series 2002-2 Class A
   5.150% due 10/15/09                                  2,500           2,498
   Series 2002-2 Class B
   5.450% due 10/15/09                                  1,000           1,001
E-Trade RV and Marine Trust
   Series 2004-1 Class A3
   3.620% due 10/08/18                                  1,300           1,233
Equifirst Mortgage Loan Trust (E)
   Series 2005-1 Class A1
   5.019% due 04/25/35                                    676             676
Fifth Third Auto Trust
   Series 2004-A Class A3
   3.190% due 02/20/08                                  1,417           1,407
First NLC Trust (E)
   Series 2005-2 Class AV1
   5.069% due 09/25/35                                    405             405
Fleet Credit Card Master Trust II
   Series 2001-B Class B
   5.900% due 12/15/08                                  1,100           1,101
Ford Credit Auto Owner Trust
   Series 2005-A Class A3
   3.480% due 11/15/08                                  8,225           8,135
   Series 2005-B Class A4
   4.380% due 01/15/10                                  1,500           1,476
   Series 2005-B Class B
   4.640% due 04/15/10                                  1,250           1,228
   Series 2005-C Class B
   4.520% due 09/15/10                                  1,000             975
   Series 2006-A Class A3
   5.050% due 03/15/10                                    535             533

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Franklin Auto Trust
   Series 2003-1 Class A4
   2.270% due 05/20/11                                    738             720
GE Commercial Equipment Financing LLC (E)
   Series 2004-1 Class B
   5.123% due 12/20/15                                    475             475
GE Corporate Aircraft Financing LLC (E)(p)
   Series 2004-1A Class B
   5.809% due 01/25/18                                    530             530
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-2 Class B
   5.213% due 07/20/09                                  1,000           1,002
GMAC Mortgage Corp. Loan Trust
   Series 2004-GH1 Class A2
   4.390% due 12/25/25                                  1,500           1,484
GS Auto Loan Trust
   Series 2004-1 Class A3
   2.130% due 11/15/07                                    743             737
   Series 2005-1 Class A4
   4.560% due 11/15/13                                  1,300           1,273
GSAMP Trust (E)
   Series 2004-SEA Class A2A
   5.249% due 03/25/34                                    704             704
Hertz Vehicle Financing LLC (p)
   Series 2005-2A Class A2
   4.930% due 02/25/10                                  2,500           2,472
Honda Auto Receivables Owner Trust
   Series 2003-2 Class A4
   2.160% due 10/21/08                                  3,036           2,995
   Series 2003-3 Class A4
   2.770% due 11/21/08                                  1,939           1,904
   Series 2003-4 Class A4
   2.790% due 03/16/09                                  1,000             982
   Series 2003-5 Class A3
   2.300% due 10/18/07                                    334             332
   Series 2003-5 Class A4
   2.960% due 04/20/09                                  2,135           2,085
   Series 2004-3 Class A4
   3.280% due 02/18/10                                  2,000           1,931
Household Automotive Trust
   Series 2005-3 Class A2
   4.700% due 01/17/09                                  2,600           2,595
Household Private Label Credit Card Master Note
   Trust I
   Series 2002-1 Class A
   5.500% due 01/18/11                                  3,750           3,761

 66  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hyundai Auto Receivables Trust
   Series 2004-A Class A3
   2.970% due 05/15/09                                    977             963
   Series-A Class A3
   3.980% due 11/16/09                                  1,500           1,471
Illinois Power Special Purpose Trust
   Series 1998-1 Class A6
   5.540% due 06/25/09                                  2,662           2,667
IXIS Real Estate Capital Trust (E)
   Series 2005-HE2 Class A1
   5.039% due 09/25/35                                     68              68
Long Beach Auto Receivables Trust
   Series 2005-B Class A3
   4.406% due 05/15/10                                  1,500           1,481
Marlin Leasing Receivables LLC (p)
   Series 2005-1A Class A3
   4.630% due 11/17/08                                  1,650           1,631
MBNA Credit Card Master Note Trust
   Series 2005-A7 Class A7
   4.300% due 02/15/11                                  1,500           1,471
Merrill Auto Trust Securitization
   Series 2005-1 Class A3
   4.100% due 08/25/09                                  3,000           2,957
Morgan Stanley Dean Witter Capital I (E)
   Series 2002-HE1 Class A2
   5.289% due 07/25/32                                      3               3
National City Auto Receivables Trust
   Series 2002-A Class A4
   4.830% due 08/15/09                                    485             485
   Series 2004-A Class A3
   2.110% due 07/15/08                                    746             738
Nelnet Education Loan Funding, Inc.
   Series 2001-A Class A1
   5.760% due 07/01/12                                  1,917           1,932
Nissan Auto Lease Trust
   Series 2005-A Class A3
   4.700% due 10/15/08                                  3,000           2,980
Nissan Auto Receivables Owner Trust
   Series 2005-A Class A3
   3.540% due 10/15/08                                  1,650           1,629
   Series 2005-B Class A3
   3.990% due 07/15/09                                  1,600           1,578
Nordstrom Private Label Credit Card Master Note
   Trust (p)
   Series 2001-1A Class A
   4.820% due 04/15/10                                  3,500           3,495
Onyx Acceptance Grantor Trust
   Series 2005-A Class A4
   3.910% due 09/15/11                                  2,000           1,947
PBG Equipment Trust (p)
   Series 1998-1A Class A
   6.270% due 01/20/12                                    575             576

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Peco Energy Transition Trust
   Series 1999-A Class A6
   6.050% due 03/01/09                                  1,410           1,416
PG&E Energy Recovery Funding LLC
   Series 2005-1 Class A2
   3.870% due 06/25/11                                  2,905           2,839
   Series 2005-2 Class A1
   4.850% due 06/25/11                                  1,325           1,317
Popular ABS Mortgage Pass-Through Trust
   Series 2004-5 Class AF2
   3.735% due 12/25/34                                    965             955
   Series 2005-3 Class AF3
   4.437% due 07/25/35                                  2,000           1,961
Providian Gateway Master Trust (p)
   Series 2004-FA Class A
   3.650% due 11/15/11                                  1,200           1,171
PSE&G Transition Funding LLC
   Series 2001-1 Class A3
   5.980% due 06/15/08                                    564             564
Public Service New Hampshire Funding LLC
   Series 2001-1 Class A2
   5.730% due 11/01/10                                  1,083           1,090
Railcar Leasing LLC (p)
   Series 1997-1 Class A2
   7.125% due 01/15/13                                  1,000           1,039
Regions Auto Receivables Trust
   Series 2003-2 Class A3
   2.310% due 01/15/08                                    277             276
Residential Asset Mortgage Products, Inc. (E)
   Series 2004-RS1 Class AII1
   5.089% due 06/25/27                                    477             477
   Series 2004-RS2 Class AIIB
   5.209% due 02/25/34                                    543             544
SLM Student Loan Trust (p)
   Series 2003-4 Class A5B
   3.390% due 03/15/33                                  3,000           2,896
Specialty Underwriting & Residential Finance (E)
   Series 2004-BC4 Class A2A
   5.109% due 10/25/35                                    214             214
Susquehanna Auto Lease Trust (p)
   Series 2005-1 Class A3
   4.430% due 06/16/08                                  4,000           3,953
   Series 2005-1 Class B
   4.710% due 07/14/08                                  1,700           1,678

                                                    Short Duration Bond Fund  67

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust
   Series 2003-B Class A4
   2.790% due 01/15/10                                  4,670           4,614
Toyota Motor Credit Corp.
   2.750% due 08/06/09                                  2,545           2,441
Triad Auto Receivables Owner Trust
   Series 2002-A Class A4
   3.240% due 08/12/09                                    991             982
   Series 2003-B Class A3
   2.480% due 03/12/08                                    145             145
   Series 2004-A Class A3
   1.900% due 07/14/08                                    393             392
   Series 2006-A Class A3
   4.770% due 01/12/11                                  2,000           1,981
USAA Auto Owner Trust
   Series 2004-2 Class A3
   3.030% due 06/16/08                                  3,096           3,070
   Series 2004-2 Class A4
   3.580% due 02/15/11                                  1,700           1,664
   Series 2005-2 Class A4
   4.170% due 02/15/11                                  4,000           3,888
Wachovia Auto Owner Trust
   Series 2004-A Class A3
   3.190% due 06/20/08                                  1,399           1,387
   Series 2004-A Class A4
   3.660% due 07/20/10                                  7,500           7,329
   Series 2004-B Class A3
   2.910% due 04/20/09                                  4,259           4,204
Wells Fargo Financial Auto Owner Trust
   Series 2004-A Class A4
   2.670% due 08/16/10                                  2,000           1,953
West Penn Funding LLC Transition Bonds
   Series 1999-A Class A3
   6.810% due 09/25/08                                    306             306
WFS Financial Owner Trust
   Series 2002-3 Class A4
   3.500% due 02/20/10                                    925             918
   Series 2004-1 Class A3 (N)
   2.190% due 06/20/08                                    500             498
Whole Auto Loan Trust
   Series 2003-1 Class A3B
   1.990% due 05/15/07                                    223             222
   Series 2003-1 Class B
   2.240% due 03/15/10                                    297             294
World Omni Auto Receivables Trust
   Series 2006-A Class A2
   5.050% due 10/15/08                                  3,000           2,997
                                                                 ------------
                                                                      208,027
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Corporate Bonds and Notes - 16.9%
ABN Amro Bank NV (N)
   7.125% due 06/18/07                                  1,700           1,732
Allstate Financial Global Funding (p)
   2.500% due 06/20/08                                  4,080           3,850
Altria Group, Inc. (N)
   7.650% due 07/01/08                                  1,500           1,563
American Express Centurion Bank
   Series BKNT
   4.375% due 07/30/09                                  3,440           3,343
Ameritech Capital Funding
   6.250% due 05/18/09                                  2,000           2,023
Associates Corp. of North America
   6.250% due 11/01/08                                  1,900           1,941
   8.550% due 07/15/09                                    750             815
Bank of America Corp.
   6.375% due 02/15/08                                  3,000           3,052
Bank One Corp.
   2.625% due 06/30/08                                  5,675           5,363
BankAmerica Corp.
   6.250% due 04/01/08                                  2,000           2,031
   7.125% due 03/01/09                                  1,500           1,566
BellSouth Corp.
   4.200% due 09/15/09                                  5,330           5,117
British Aerospace Finance, Inc. (p)
   7.000% due 07/01/07                                    900             913
Capital One Financial Corp.
   7.125% due 08/01/08                                  1,450           1,495
CIT Group, Inc.
   5.160% due 09/20/07 (E)                              3,800           3,809
   5.000% due 11/24/08                                  7,050           6,986
   4.250% due 02/01/10                                  2,325           2,224
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   4.890% due 03/07/08                                  1,600           1,600
Citigroup, Inc.
   4.900% due 06/04/07 (E)                              1,000           1,000
   6.200% due 03/15/09                                  5,700           5,828
Consolidated Edison Co. of New York
   Series B
   7.150% due 12/01/09                                  1,000           1,055
Credit Suisse USA, Inc. (E)
   5.000% due 12/09/08                                  3,500           3,503
CSX Corp.
   6.250% due 10/15/08                                  2,000           2,036
Deutsche Bank Financial, Inc.
   7.500% due 04/25/09                                  2,000           2,112
Entergy Mississippi, Inc.
   4.350% due 04/01/08                                    500             488

 68  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
FleetBoston Financial Corp.
   6.375% due 05/15/08                                  4,185           4,266
Ford Motor Credit Co. (E)(N)
   7.680% due 11/02/07                                    200             196
GATX Rail Corp.
   6.750% due 05/01/09                                  2,500           2,549
General Electric Capital Corp.
   5.175% due 10/21/10 (E)                              2,000           2,001
   Series MTNA (N)
   4.625% due 09/15/09                                  6,460           6,315
Goldman Sachs Group, Inc.
   5.125% due 10/05/07 (E)                              2,000           2,003
   5.414% due 10/07/11 (E)                              3,000           3,020
   Series MTNB (E)
   5.420% due 07/23/09                                  2,000           2,013
Harrah's Operating Co., Inc.
   7.500% due 01/15/09                                  1,500           1,566
HSBC Finance Corp.
   6.500% due 11/15/08                                 10,130          10,404
International Lease Finance Corp.
   5.625% due 06/01/07                                  1,600           1,604
   6.375% due 03/15/09                                  1,500           1,535
   4.750% due 07/01/09                                  2,250           2,197
   Series MTNP
   3.125% due 05/03/07                                  2,200           2,150
Lehman Brothers Holdings, Inc.
   7.875% due 08/15/10                                  1,000           1,087
   Series MTNG
   3.950% due 11/10/09                                  1,000             950
Lehman Brothers, Inc.
   6.625% due 02/15/08                                  1,500           1,529
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                  1,750           1,866
Merrill Lynch & Co., Inc.
   4.831% due 10/27/08                                  3,925           3,884
Metropolitan Life Global Funding I (p)
   4.250% due 07/30/09                                  4,000           3,899
MGM Mirage
   9.750% due 06/01/07                                  1,200           1,245
Morgan Stanley
   5.235% due 07/27/07 (E)                              3,000           3,003
   3.875% due 01/15/09                                  2,000           1,923
National City Bank
   Series BKNT
   4.250% due 01/29/10                                  1,375           1,319
Northern States Power Co.
   6.875% due 08/01/09                                  3,000           3,114
Ohio Edison Co.
   4.000% due 05/01/08                                  1,100           1,068
Pepco Holdings, Inc.
   5.500% due 08/15/07                                    400             400
Principal Life Global Funding I (p)
   5.125% due 06/28/07                                  2,000           1,983
   2.800% due 06/26/08                                  5,600           5,316

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Residential Capital Corp.
   6.125% due 11/21/08                                  2,000           1,991
   6.375% due 06/30/10                                  2,000           1,992
SLM Corp.
   3.625% due 03/17/08                                  7,200           6,968
Sprint Capital Corp.
   6.375% due 05/01/09                                  3,775           3,863
Texas Eastern Transmission, LP
   5.250% due 07/15/07                                  2,900           2,889
Textron, Inc.
   6.375% due 11/15/08                                  2,500           2,547
US Bancorp
   Series MTNN
   5.100% due 07/15/07                                  1,650           1,642
US Bank NA
   Series BKNT
   4.125% due 03/17/08                                  1,600           1,567
Wachovia Bank NA
   Series BKNT
   4.375% due 08/15/08                                  2,250           2,205
Wachovia Corp.
   5.625% due 12/15/08 (N)                              8,200           8,256
   Series * (E)
   5.040% due 07/20/07                                  3,500           3,504
Wells Fargo & Co.
   4.125% due 03/10/08                                    820             803
   6.250% due 04/15/08                                  8,337           8,477
   5.000% due 03/23/10 (E)                              3,000           2,999
                                                                 ------------
                                                                      189,553
                                                                 ------------

International Debt - 3.2%
Brazilian Government International Bond (E)
   10.710% due 06/29/09                                   850             987
British Telecommunications PLC
   7.000% due 05/23/07                                  1,700           1,725
Eksportfinans A/S
   4.750% due 12/15/08                                  7,800           7,715
Eli Lilly Services, Inc. (E)(p)
   4.940% due 09/12/08                                  4,000           4,003
European Investment Bank
   3.875% due 08/15/08                                  7,450           7,250
HBOS Treasury Services PLC (p)
   3.500% due 11/30/07                                  2,000           1,948
   3.750% due 09/30/08                                  1,000             964
Interstar Millennium Trust (E)
   Series 2004-2G Class A
   5.100% due 03/14/36                                  1,675           1,679

                                                    Short Duration Bond Fund  69

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Network Rail MTN Finance PLC
   2.625% due 03/26/08                                  9,270           8,846
Royal Bank of Scotland PLC (E)(p)
   5.125% due 07/21/08                                    900             900
                                                                 ------------
                                                                       36,017
                                                                 ------------

Mortgage-Backed Securities - 23.0%
American Home Mortgage Investment Trust (E)
   Series 2004-3 Class 5A
   4.290% due 10/25/34                                  2,155           2,107
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                    744             722
Banc of America Commercial Mortgage, Inc.
   Series 2004-2 Class A1
   2.764% due 11/10/38                                  1,816           1,748
Banc of America Funding Corp.
   Series 2005-D Class A1 (E)
   4.115% due 05/25/35                                  9,576           9,267
   Series 2006-2 Class 2A18
   5.750% due 03/25/36                                  3,584           3,554
Banc of America Mortgage Securities
   Series 2002-K Class 2A1 (E)
   5.447% due 10/20/32                                     48              48
   Series 2004-2 Class 2A1
   5.250% due 03/25/34                                  1,193           1,180
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    331             333
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-1 Class 5A1
   5.450% due 04/25/33                                    512             505
   Series 2003-8 Class 2A1 (E)
   4.810% due 01/25/34                                    503             496
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.415% due 05/25/35                                  1,410           1,411
Bear Stearns Asset Backed Securities, Inc.
   Series 2003-AC3 Class A1
   4.000% due 07/25/33                                    505             493
Bear Stearns Commercial Mortgage Securities
   Series 1998-C1 Class A1
   6.340% due 06/16/30                                    333             336
   Series 1999-C1 Class A2
   6.020% due 02/14/31                                  2,000           2,027
   Series 2001-TOP Class A1
   5.060% due 11/15/16                                    485             481
   Series 2003-PWR Class A1
   3.432% due 05/11/39                                    694             666

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-T10 Class A1
   4.000% due 03/13/40                                  1,436           1,374
   Series 2003-T12 Class A1
   2.960% due 08/13/39                                  1,333           1,280
Commercial Mortgage Pass Through Certificates
   Series 2004-LB2 Class A2
   3.600% due 03/10/39                                  1,000             957
Countrywide Alternative Loan Trust
   Series 2003-6T2 Class A1
   6.500% due 06/25/33                                    200             201
   Series 2003-J2 Class A1
   6.000% due 10/25/33                                    588             566
   Series 2004-12C Class 1A1
   5.000% due 07/25/19                                  2,942           2,842
   Series 2005-34C Class 1A6
   5.500% due 09/25/35                                  3,728           3,690
   Series 2005-73C Class 1A8
   5.500% due 01/25/36                                  3,870           3,818
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2005-HYB Class 5A1
   5.250% due 02/20/36                                  1,330           1,315
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2002-AR2 Class 2A2
   5.696% due 10/25/32                                     24              23
   Series 2002-P3 Class A (E)(p)
   5.509% due 08/25/33                                    218             219
   Series 2003-C4 Class A2
   3.908% due 08/15/36                                  1,000             969
   Series 2003-CK2 Class A1
   3.006% due 03/15/36                                    810             785
   Series 2004-C1 Class A1
   2.254% due 01/15/37                                  1,347           1,313
   Series 2005-C5 Class A1
   5.046% due 08/15/38                                  3,573           3,542
Fannie Mae
   30 Year TBA (I)
   5.000%                                               3,000           2,913
   6.000% due 2008                                         78              78
   5.500% due 2009                                      1,839           1,832
   6.000% due 2010                                        169             170
   6.500% due 2010                                        142             144
   6.000% due 2011                                        188             190
   6.500% due 2011                                        116             117
   4.500% due 2013                                      2,656           2,579
   5.000% due 2013                                      2,686           2,648
   5.500% due 2013                                        348             347

 70  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.000% due 2013                                        409             414
   6.000% due 2014                                      2,048           2,074
   5.500% due 2016                                      1,222           1,214
   5.000% due 2017                                         98              95
   5.500% due 2017                                      1,897           1,886
   6.000% due 2017                                        194             196
   4.500% due 2018                                        132             126
   5.000% due 2018                                      4,291           4,186
   4.500% due 2019                                        325             309
   5.000% due 2019                                        507             494
   4.500% due 2020                                        414             395
   5.000% due 2020                                        354             345
   5.500% due 2022                                      1,362           1,337
   5.500% due 2033                                         82              79
   6.000% due 2033                                         31              31
   5.500% due 2034                                     15,580          15,169
   4.663% due 2035 (E)                                  3,888           3,791
   4.676% due 2035 (E)                                    609             598
   4.898% due 2035 (E)                                 34,324          33,697
   5.500% due 2035                                     21,307          20,700
   5.001% due 2041 (E)                                  1,117           1,128
   4.951% due 2042 (E)                                    915             919
   Series 2003-129 Class PQ
   4.500% due 07/25/33                                    396             393
   Series 2003-24 Class PU
   3.500% due 11/25/15                                    286             273
   Series 2003-27 Class TJ
   4.000% due 10/25/16                                     34              34
   Series 2003-46 Class PQ
   3.000% due 06/25/19                                  3,500           3,455
   Series 2003-62 Class OD
   3.500% due 04/25/26                                  1,250           1,186
   Series 2003-63 Class GU
   4.000% due 07/25/33                                  2,159           2,115
   Series 2003-67 Class TA
   3.000% due 08/25/17                                  3,617           3,346
   Series 2003-75 Class NB
   3.250% due 08/25/18                                    635             602
   Series 2004-17 Class HA
   3.000% due 01/25/19                                  2,109           1,916
   Series 2004-21 Class QA
   4.000% due 11/25/17                                  2,158           2,137
Fannie Mae Grantor Trust (E)
   Series 2002-T10 Class A1
   5.199% due 06/25/32                                  5,437           5,437
   Series 2005-T2 Class 1A1
   4.667% due 11/28/35                                    116             116
   Series 2005-T4 Class A1A
   5.009% due 09/25/35                                    994             994
Fannie Mae-Aces
   Series 1998-M1 Class A2
   6.250% due 01/25/08                                  1,201           1,209

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal Home Loan Bank System
   Series 2005-058 Class H
   4.750% due 10/25/10                                  3,726           3,640
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-H00 Class A2
   1.876% due 03/15/08                                      1               1
   Series 2005-63 Class 1A1 (E)
   4.951% due 02/25/45                                  1,615           1,628
Freddie Mac
   8.000% due 2010                                         27              27
   4.917% due 2035 (E)                                    933             917
   Series 1993-164 Class PD
   4.500% due 09/15/08                                     90              89
   Series 2003-255 Class PB
   5.500% due 08/15/30                                     59              58
   Series 2003-258 Class NS
   3.250% due 09/15/15                                  1,386           1,326
   Series 2003-261 Class JA
   3.760% due 03/15/29                                  1,316           1,248
   Series 2003-262 Class KP
   2.870% due 12/15/16                                  3,011           2,810
   Series 2003-263 Class CD
   4.000% due 10/15/26                                  1,500           1,436
   Series 2003-263 Class NK
   4.000% due 02/15/15                                     96              96
   Series 2003-263 Class YH
   3.500% due 08/15/22                                    633             628
   Series 2003-268 Class MX
   4.000% due 07/15/16                                  2,273           2,188
   Series 2003-271 Class OJ
   3.500% due 03/15/11                                    950             945
   Series 2004-276 Class EA
   4.500% due 04/15/13                                  1,374           1,359
   Series 2004-276 Class NL
   3.250% due 03/15/14                                  3,913           3,730
   Series 2004-278 Class HE
   4.000% due 09/15/17                                  3,591           3,422
   Series 2004-282 Class EA
   4.500% due 11/15/15                                  3,271           3,211
   Series 2004-285 Class BA
   4.500% due 02/15/20                                  1,502           1,464
   Series 2005-305 Class AP
   5.500% due 01/15/27                                  2,760           2,765
Freddie Mac Gold
   4.000% due 2007                                        915             892
   4.000% due 2008                                        753             731
   4.500% due 2008                                        849             838

                                                    Short Duration Bond Fund  71

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.500% due 2008                                         96              95
   6.500% due 2008                                         91              92
   5.500% due 2009                                        221             219
   6.000% due 2009                                        142             143
   6.500% due 2009                                        320             323
   6.000% due 2010                                        129             129
   6.000% due 2011                                        480             484
   6.000% due 2013                                        130             131
   5.500% due 2014                                        555             550
   6.000% due 2014                                        135             136
   6.000% due 2016                                        581             586
   5.500% due 2017                                        934             927
   5.000% due 2018                                        584             569
   6.000% due 2028                                        131             131
   5.500% due 2029                                        897             875
   6.000% due 2029                                        263             264
   6.000% due 2031                                        351             351
   6.000% due 2032                                        444             443
   6.000% due 2033                                        756             756
GE Capital Commercial Mortgage Corp.
   Series 2001-3 Class A1
   5.560% due 06/10/38                                  1,429           1,433
   Series 2004-C3 Class A1
   3.752% due 07/10/39                                  2,671           2,595
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                  1,601           1,565
Ginnie Mae I
   7.000% due 2007                                          3               3
   6.000% due 2008                                         75              76
   9.500% due 2017                                          1               1
Ginnie Mae II (E)
   4.750% due 2027                                        128             129
   4.000% due 2032                                        262             261
Government National Mortgage Association
   Series 2004-78 Class A
   3.590% due 11/16/17                                  2,695           2,599
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.404% due 06/25/34                                  1,878           1,841
Impac CMB Trust (E)
   Series 2004-2 Class A2
   5.209% due 04/25/34                                    323             323
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C2 Class A1
   4.326% due 12/12/34                                    757             734
   Series 2005-LDP Class A1
   4.655% due 08/15/42                                  1,719           1,694
   4.613% due 10/15/42                                  2,506           2,465
   Series 2005-LDP Class A2
   4.790% due 10/15/42                                  2,150           2,093

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust
   Series 2003-C1 Class A1
   2.720% due 03/15/27                                  1,203           1,164
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                  1,748           1,680
Lehman Large Loan
   Series 1997-LLI Class A2
   6.840% due 10/12/34                                     30              31
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   5.141% due 06/15/30                                  1,332           1,364
Morgan Stanley Capital I
   Series 2003-T11 Class A1
   3.260% due 06/13/41                                  1,387           1,344
   Series 2004-T13 Class A1
   2.850% due 09/13/45                                    702             674
   Series 2005-HQ6 Class A1
   4.646% due 08/13/42                                  1,912           1,880
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP Class A1
   5.020% due 10/15/35                                    207             207
   Series 2002-HQ Class A2
   6.090% due 04/15/34                                    167             168
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   5.359% due 02/25/34                                    236             237
   Series 2004-CL1 Class 2A2
   5.359% due 02/25/19                                     58              58
Residential Accredit Loans, Inc.
   Series 2003-QS1 Class A1
   5.000% due 09/25/18                                  3,759           3,641
Salomon Brothers Mortgage Securities VII
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                  1,081           1,014
Structured Asset Mortgage Investments, Inc. (E)
   Series 2002-AR3 Class A1
   5.240% due 09/19/32                                     88              88
Structured Asset Securities Corp. (E)
   Series 2001-21A Class 1A1
   6.250% due 01/25/32                                    103             103
Vendee Mortgage Trust
   Series 2001-3 Class J
   6.500% due 05/15/08                                    355             358
Wachovia Bank Commercial Mortgage Trust
   Series 2002-C2 Class A2
   4.043% due 11/15/34                                  1,868           1,803

 72  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-C4 Class A1
   3.003% due 04/15/35                                  1,409           1,364
Washington Mutual, Inc.
   Series 2002-AR1 Class A6
   4.816% due 10/25/32                                    599             595
   Series 2002-AR6 Class A (E)
   5.288% due 06/25/42                                    500             501
   Series 2002-AR9 Class 1A (E)
   5.151% due 08/25/42                                  1,097           1,098
   Series 2004-AR1 Class A2A (E)
   5.245% due 11/25/34                                  2,357           2,366
   Series 2005-AR1 Class A1A1 (E)
   5.249% due 10/25/45                                    461             463
Wells Fargo Mortgage Backed Securities Trust
   Series 2005-9 Class 1A1
   4.750% due 10/25/35                                  2,844           2,763
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                  1,277           1,253
                                                                 ------------
                                                                      258,364
                                                                 ------------

Non-US Bonds - 0.1%
Landwirtschaftliche Rentenbank
   0.650% due 09/30/08                           JPY   60,000             525
                                                                 ------------

United States Government Agencies - 0.4%
Federal Home Loan Bank System
   5.925% due 04/09/08                                  1,600           1,623
   Series 2004-900 Class 1
   3.920% due 09/25/09                                  1,586           1,522
   Zero coupon due 04/27/10                               749             681
Freddie Mac
   5.810% due 04/04/08                                  1,000           1,012
                                                                 ------------
                                                                        4,838
                                                                 ------------

United States Government Treasuries - 14.6%
United States Treasury Notes
   3.125% due 05/15/07                                 18,590          18,252
   3.625% due 06/30/07                                 86,215          84,949
   2.625% due 05/15/08                                 22,175          21,217
   3.375% due 12/15/08                                  3,450           3,324
   3.375% due 10/15/09                                 37,850          36,032
                                                                 ------------
                                                                      163,774
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $875,780)                                                       861,098
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

PREFERRED STOCKS - 0.2%
Financial Services - 0.2%
DG Funding Trust (p)                                      219           2,326
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,307)                                                           2,326
                                                                 ------------


                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Jun 2006 93.50 Put (94)                             21,973               1
   Sep 2006 92.75 Put (591)                           137,038               3
   Dec 2006 92.25 Put (250)                            57,656               2
   Dec 2006 92.50 Put (100)                            23,125               1
   Dec 2006 92.75 Put (72)                             16,695              --
   Mar 2007 92.00 Put (292)                            67,160               2

Swaptions
(Fund Pays/Fund Receives)
   USD Three Month LIBOR/
   USD 4.750%
   Aug 2006 0.00 Call (1)                               5,000              --
   USD Three Month LIBOR/
   USD 4.250%
   Oct 2006 0.00 Call (3)                              13,000              --
   USD Three Month LIBOR/
   USD 4.500%
   Oct 2006 0.00 Call (3)                              29,600               1
   USD Three Month LIBOR/
   USD 4.800%
   Dec 2006 0.00 Call (1)                              12,000               8
   USD Three Month LIBOR/
   USD 5.000%
   Mar 2007 0.00 Call (2)                              17,000              42
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $354)                                                                60
                                                                 ------------


                                                    Short Duration Bond Fund  73

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 23.2%
American Electric Power Co., Inc.
   Series A
   6.125% due 05/15/06                                  5,790           5,792
American General Finance Corp. (E)
   Series MTNG
   4.980% due 03/23/07                                    200             200
ANZ, Inc. Discount Notes (c)(z)
   4.645% due 05/16/06                                 11,600          11,578
Aristar, Inc.
   7.250% due 06/15/06                                  3,005           3,012
Associates Corp. of North America
   Series MTNH
   7.250% due 05/08/06                                  2,000           2,001
   7.240% due 05/17/06                                  1,000           1,001
Bank of Montreal
   7.800% due 04/01/07                                  2,500           2,552
Barclays Bank PLC (z)
   4.485% due 01/29/07                                  2,700           2,707
Barclays US Funding, LLC (z)
   4.890% due 07/05/06                                  8,500           8,424
BNP Paribas Financial, Inc. (z)
   5.000% due 08/28/06                                  6,800           6,686
Boeing Co.
   8.100% due 11/15/06                                  2,375           2,409
British Sky Broadcasting PLC
   7.300% due 10/15/06                                  2,000           2,015
CIT Equipment Collateral
   Series 2003-VT1 Class A3B
   1.630% due 04/20/07                                     32              32
Continental Cablevision, Inc.
   8.300% due 05/15/06                                    400             401
COX Communications, Inc.
   7.750% due 08/15/06                                  2,900           2,916
DaimlerChrysler NA Holding Corp.
   6.400% due 05/15/06                                  1,200           1,200
   5.380% due 05/24/06 (E)                              2,800           2,800
Devon Energy Corp.
   2.750% due 08/01/06                                  4,954           4,920
Dexia Del LLC (c)(z)
   4.840% due 06/27/06                                 10,300          10,221
DNB NOR Bank ASA (c)(z)
   4.840% due 06/12/06                                  2,700           2,685
Dominion Resources, Inc.
   Series G
   3.660% due 11/15/06                                  1,800           1,783
Fannie Mae (E)
   4.810% due 09/22/06                                  1,600           1,599
Federal Farm Credit Bank
   12.250% due 02/01/07                                 1,678           1,735
Federal Home Loan Bank Discount Notes (z)
   4.885% due 07/26/06                                 13,600          13,432

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ford Motor Credit Co.
   6.500% due 01/25/07                                  1,500           1,491
   7.750% due 02/15/07                                    200             198
   5.880% due 03/21/07 (E)                              2,800           2,758
France Treasury Bills BTF
   2.440% due 05/04/06                                  1,300           1,640
Frank Russell Investment Company Money Market
   Fund                                            32,594,334          32,594
Freddie Mac Discount Notes (z)
   4.625% due 08/01/06                                 10,300          10,170
General Electric Capital Corp. (z)
   4.790% due 06/12/06 (c)                             10,300          10,242
   4.870% due 06/29/06                                  1,000             992
General Motors Acceptance Corp.
   5.645% due 05/18/06 (E)                                400             400
   6.125% due 09/15/06 (N)                                300             298
   5.968% due 01/16/07 (E)                                200             197
HBOS Treasury Services PLC (E)(p)
   5.125% due 01/12/07                                    900             901
Historic TW, Inc.
   8.110% due 08/15/06                                  2,000           2,014
HSBC Bank PLC
   7.625% due 06/15/06                                  4,500           4,512
HSBC Finance Corp. (E)
   4.850% due 02/28/07                                  3,200           3,201
ING US Funding, LLC (z)
   4.930% due 06/21/06 (c)                             10,300          10,228
   4.960% due 06/26/06                                    400             397
John Hancock Global Funding II
   6.000% due 12/28/06                                  2,450           2,457
Kroger Co. (The)
   8.150% due 07/15/06                                  3,885           3,905
National Rural Utilities Cooperative Finance
   Corp.
   Series MTNC
   6.500% due 03/01/07                                  2,200           2,220
New York Life Global Funding (E)(p)
   4.860% due 02/26/07                                  2,500           2,501
Nisource Finance Corp.
   3.200% due 11/01/06                                  2,795           2,765
NiSource, Inc.
   3.628% due 11/01/06                                  1,300           1,288
Nordea North America, Inc. (c)(z)
   4.605% due 05/09/06                                 11,100          11,089
PNC Student Loan Trust I
   Series 1997-2 Class A7
   6.728% due 01/25/07                                    205             205

 74  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Prudential Financial, Inc.
   4.104% due 11/15/06                                    500             497
Rabobank USA Financial Corp. (c)(z)
   4.820% due 05/01/06                                  4,000           4,000
Societe Generale NA (z)
   4.985% due 08/22/06                                  4,100           4,035
   4.990% due 08/22/06                                  6,900           6,790
Spintab Swedmortgage AB (z)
   4.990% due 07/25/06                                  1,700           1,680
Sprint Capital Corp.
   4.780% due 08/17/06                                  3,000           2,995
Susquehanna Auto Lease Trust (p)
   Series 2003-1 Class A3
   2.460% due 01/14/07                                    274             274
Swedbank (c)(z)
   4.605% due 05/09/06                                  9,700           9,690
Swiss Bank Corp.
   7.250% due 09/01/06                                  1,500           1,508
TIAA Global Markets (p)
   5.000% due 03/01/07                                  3,625           3,610
UBS Financial Del, LLC (c)(z)
   4.600% due 05/09/06                                  9,700           9,691
   4.930% due 06/07/06                                  1,700           1,691
Union Bank Switzerland
   7.250% due 07/15/06                                  1,000           1,004
United States Treasury Bills (z)
   4.593% due 06/15/06 (c)(sec.)                           50              50
   4.615% due 06/15/06 (c)(sec.)                        3,005           2,988
   4.642% due 06/15/06 (c)                                500             497
   4.652% due 06/15/06 (c)                                 20              20
   4.671% due 06/15/06 (c)                                 60              60
   4.767% due 09/14/06                                  2,000           1,965
United States Treasury Notes (z)
   3.000% due 12/31/06                                  5,000           4,934
Wells Fargo & Co.
   Series MTNH
   6.750% due 10/01/06                                  1,930           1,940
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $261,204)                                                       260,683
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 0.5%
Frank Russell Investment Company
   Money Market Fund (X)                            1,319,406           1,319
State Street Securities Lending Quality Trust
   (X)                                              3,716,934           3,717
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $5,036)                                                           5,036
                                                                 ------------

TOTAL INVESTMENTS - 100.6%
(identified cost $1,144,681)                                        1,129,203

OTHER ASSETS AND LIABILITIES,
NET - (0.6%)                                                           (6,463)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,122,740
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                    Short Duration Bond Fund  75

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures (CME)
   expiration date 12/06 (625)                            148,055               (595)
   expiration date 03/07 (788)                            186,736               (856)
   expiration date 06/07 (511)                            121,120               (561)
   expiration date 09/07 (364)                             86,282               (385)
   expiration date 12/07 (330)                             78,214               (344)
United States Treasury 2 Year Notes
   expiration date 06/06 (79)                              16,095                (31)

Short Positions
Eurodollar Futures (CME)
   expiration date 03/08 (47)                              11,138                 29
   expiration date 06/08 (47)                              11,134                 31
   expiration date 09/08 (47)                              11,131                 32
   expiration date 12/08 (47)                              11,125                 34

United States Treasury 5 Year Notes
   expiration date 06/06 (292)                             30,414                253
United States Treasury 10 Year Notes
   expiration date 06/06 (82)                               8,657                170
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (2,223)
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Dec 2006 95.00 Put (12)                                  2,850                (10)
   Dec 2006 95.25 Put (338)                                80,486               (444)
   Dec 2006 95.50 Put (40)                                  9,550                (75)
   Mar 2007 94.75 Put (13)                                  3,079                 (8)

Swaptions
(Fund Pays/Fund Receives)
   GBP 4.500%/GBP Six Month LIBOR
   Dec 2006 0.00 Put (1)                                    3,100                (15)
   USD Three Month LIBOR/
   USD 4.300%
   Oct 2006 0.00 Call (1)                                   3,000                 --
   USD Three Month LIBOR/
   USD 4.310%
   Oct 2006 0.00 Call (2)                                   3,000                 --
   USD Three Month LIBOR/
   USD 4.540%
   Oct 2006 0.00 Call (2)                                   7,700                 (1)

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
   USD Three Month LIBOR/
   USD 4.560%
   Oct 2006 0.00 Call (1)                                   6,000                 (1)
   USD Three Month LIBOR/
   USD 4.780%
   Aug 2006 0.00 Call (1)                                   2,000                 --
   USD Three Month LIBOR/
   USD 4.850%
   Dec 2006 0.00 Call (1)                                   5,000                 (9)
   USD Three Month LIBOR/
   USD 5.040%
   Mar 2007 0.00 Call (2)                                   7,000                (35)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $673)                                                     (598)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 76  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR           1,292      USD         1,583    06/30/06                (54)
JPY          31,325      USD           267    05/15/06                 (9)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                 (63)
                                                           ==============

INTEREST RATE SWAP CONTRACTS
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               MARKET
        COUNTER              NOTIONAL                                                    TERMINATION           VALUE
         PARTY                AMOUNT         FUND RECEIVES           FUND PAYS               DATE                $
-----------------------   --------------   ------------------   --------------------   ----------------   ----------------
Barclays Bank PLC           GBP    2,800   5.000%               Six Month LIBOR            06/15/07                      8
                                                                Consumer Price Index
BNP Paribas                 EUR    1,200   2.090%               (France)                   10/15/10                     --
Goldman Sachs               USD    2,600   5.000%               Three Month LIBOR          06/21/11                     47
Lehman Brothers             GBP    1,500   4.500%               Six Month LIBOR            09/20/09                    (31)
Merrill Lynch               GBP    1,600   4.500%               Six Month LIBOR            09/20/09                    (34)
UBS                         USD   36,800   5.000%               Three Month LIBOR          06/21/08                   (216)
                                                                                                          ----------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $45                                (226)
                                                                                                          ================

  See accompanying notes which are an integral part of the financial statements.

                                                    Short Duration Bond Fund  77

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                   % OF
                                                    NET
CATEGORIES                                        ASSETS
-------------------------------------------------------------
Asset-Backed Securities                                  18.5
Corporate Bonds and Notes                                16.9
International Debt                                        3.2
Mortgage-Backed Securities                               23.0
Non-US Bonds                                              0.1
United States Government Agencies                         0.4
United States Government Treasuries                      14.6
Preferred Stocks                                          0.2
Options Purchased                                          --*
Short Term Investments                                   23.2
Other Securities                                          0.5
                                              ---------------
Total Investments                                       100.6
Other Assets and Liabilities, Net                        (0.6)
                                              ---------------

                                                        100.0
                                              ===============
Futures Contracts                                        (0.2)
Options Written                                          (0.1)
Foreign Currency Exchange Contracts                       (--)*
Interest Rate Swap Contracts                              (--)*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

 78  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $       999.00      $     1,016.76
Expenses Paid During
Period*                       $         8.03      $         8.10

* Expenses are equal to the Fund's annualized expense ratio of 1.62% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,002.70      $     1,020.48
Expenses Paid During
Period*                       $         4.32      $         4.36

* Expenses are equal to the Fund's annualized expense ratio of 0.87% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,004.40      $     1,021.72
Expenses Paid During
Period*                       $         3.08      $         3.11

* Expenses are equal to the Fund's annualized expense ratio of 0.62% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                       Diversified Bond Fund  79

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 94.8%
Asset-Backed Securities - 7.5%
AAA Trust
   Series 2005-2 Class A1
   5.059% due 11/26/35                                    343             343
ABSC NIMs Trust (p)
   Series 2005-HE6 Class A1
   5.050% due 08/27/35                                    313             310
Accredited Mortgage Loan Trust (E)
   Series 2004-2 Class A2
   5.259% due 07/25/34                                    212             212
ACE Securities Corp. (E)
   Series 2005-SD3 Class A
   5.359% due 08/25/45                                  1,219           1,220
American Express Credit Account Master Trust
   (E)(p)
   Series 2006-A Class A
   4.891% due 08/15/11                                  2,420           2,419
Ameriquest Mortgage Securities, Inc.
   Series 2002-D Class M1
   7.459% due 02/25/33                                    205             206
   Series 2004-R10 Class A5 (E)
   5.349% due 11/25/34                                    285             285
   Series 2004-R8 Class A5 (E)
   5.329% due 09/25/34                                    964             966
Argent Securities, Inc.
   Series 2004-W3 Class A2
   5.179% due 02/25/34                                      8               8
Asset Backed Funding Corp.
   NIMs Trust (p)
   Series 2005-WF1 Class N1
   4.750% due 03/26/35                                    286             284
Bayview Financial Acquisition Trust
   Series 2004-C Class A1 (E)
   5.420% due 05/28/44                                  1,074           1,077
   Series 2006-A Class 1A3
   5.865% due 02/28/41                                    450             440
Burlington Northern Santa Fe Corp. Pass-Through
   Certificates
   4.967% due 04/01/23                                    304             287
Carrington Mortgage Loan Trust
   Series 2005-NC3 Class A1A
   5.039% due 06/25/35                                    112             112
Chase Credit Card Master Trust (E)
   Series 2004-2 Class A
   4.941% due 09/15/09                                  2,190           2,191
Chase Funding Mortgage Loan Asset-Backed
   Certificates (E)
   Series 2002-2 Class 2A1
   5.209% due 05/25/32                                    218             218

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chase Issuance Trust
   Series 2005-A1 Class A1 (E)
   4.911% due 12/15/10                                  9,540           9,547
   Series 2005-A3 Class A
   4.921% due 10/17/11                                  4,035           4,037
Citigroup Mortgage Loan Trust, Inc. (E)
   Series 2006-WFH Class A1B
   4.928% due 01/25/36                                  2,490           2,491
Countrywide Asset-Backed Certificates
   Series 2001-BC3 Class A (E)
   5.439% due 12/25/31                                    106             106
   Series 2003-BC2 Class 2A1 (E)
   5.259% due 06/25/33                                      2               2
   Series 2003-BC4 Class 2A2 (E)
   5.279% due 09/25/33                                     41              41
   Series 2004-13 Class AF2
   3.683% due 08/25/24                                  1,085           1,080
   Series 2004-14N Class N (p)
   5.000% due 06/25/36                                     96              95
   Series 2004-BC1 Class M1
   5.459% due 02/25/34                                    235             236
   Series 2004-S1 Class A1 (E)
   5.179% due 12/25/18                                    660             660
   Series 2005-11 Class AF1 (E)
   5.139% due 02/25/36                                  1,971           1,971
   Series 2005-17 Class 1AF1 (E)
   5.159% due 12/25/36                                  2,061           2,061
   Series 2005-17 Class 4AV1 (E)
   5.069% due 12/25/36                                  2,240           2,240
   Series 2005-2N Class N
   4.500% due 08/25/36                                    214             210
   Series 2005-5N Class N
   5.000% due 07/25/36                                    219             206
   Series 2005-SD2 Class A1A
   5.119% due 08/25/35                                    785             785
Countrywide Home Equity Loan Trust (E)
   Series 2005-A Class 2A
   5.141% due 04/15/35                                    381             381
   Series 2005-G Class 2A
   5.131% due 12/15/35                                  1,799           1,799
Credit-Based Asset Servicing and Securitization
   (E)
   Series 2005-CB5 Class AV2
   5.219% due 08/25/35                                    520             521
   Series 2006-CB3 Class AV1
   5.019% due 03/25/36                                  1,778           1,779
Discover Card Master Trust I (E)
   Series 2005-1 Class A
   4.911% due 09/16/10                                  3,870           3,871

 80  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Equifirst Mortgage Loan Trust
   Series 2004-3 Class A2 (E)
   5.289% due 12/25/34                                  3,523           3,528
   Series 2005-1 Class A1
   5.019% due 04/25/35                                    316             316
Equifirst Mortgage Loan Trust NIMs Notes
   Series 2005-1 Class N1
   4.458% due 04/25/35                                    674             671
Fannie Mae Grantor Trust
   Series 2002-T13 Class A1 (E)
   5.059% due 08/25/32                                     30              30
   Series 2002-T5 Class A1 (E)
   5.079% due 05/25/32                                    273             273
   Series 2002-T7 Class A1 (E)
   5.069% due 07/25/32                                     93              93
   Series 2003-T3 Class 1A (E)
   5.079% due 06/25/33                                     31              31
   Series 2003-T4 Class 1A (E)
   5.069% due 09/26/33                                    303             303
   Series 2005-T3 Class A1A
   4.999% due 07/25/35                                  2,263           2,263
Fannie Mae Whole Loan (E)
   Series 2002-W2 Class AV1
   5.219% due 06/25/32                                    179             179
   Series 2003-W16 Class AV1
   5.109% due 11/25/33                                    201             201
   Series 2003-W5 Class A
   5.069% due 04/25/33                                    425             426
   Series 2003-W9 Class A
   5.079% due 06/25/33                                    626             626
First Franklin Mortgage Loan
   Asset Backed Certificates
   Series 2004-FF1 Class A2 (E)
   5.359% due 12/25/32                                  1,744           1,748
   Series 2004-FFH Class 2A1
   5.339% due 10/25/34                                  1,016           1,020
   Series 2006-FF3 Class A2A (E)
   5.039% due 02/25/36                                  1,786           1,786
   Series 2006-FF5 Class 2A1 (E)
   5.100% due 04/25/36                                  1,955           1,955
Ford Credit Floorplan Master Owner Trust
   Series 2001-2 Class A (E)
   5.041% due 07/15/08                                  1,400           1,400
   Series 2004-1 Class A (E)
   4.941% due 07/15/09                                  2,275           2,273
Fremont NIMs Trust
   3.750% due 01/25/35                                    315             313
   Series 2005-C Class NOTE (p)
   5.584% due 07/25/35                                    136             136

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GE Dealer Floorplan Master Note Trust
   Series 2004-2 Class A
   5.003% due 07/20/09                                  1,240           1,241
   Series 2005-1 Class A
   4.963% due 04/20/10                                  1,800           1,800
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                    725             714
Government National Mortgage Association
   Series 1998-23 Class ZA
   6.500% due 09/20/28                                  3,012           3,066
Greenpoint Mortgage Funding Trust (E)
   Series 2005-HE4 Class 2A1C
   5.069% due 07/25/30                                    885             885
GSAA Home Equity Trust
   Series 2006-4 Class 1A2
   5.989% due 03/25/36                                    728             725
GSAA Trust (E)
   Series 2006-2 Class 2A3
   5.229% due 12/25/35                                    785             787
GSAMP Trust
   Series 2003-AHL Class A2A (E)
   5.159% due 10/25/33                                      9               9
   Series 2003-HE2 Class M1 (E)
   5.609% due 08/25/33                                    420             422
   Series 2004-NC1 Class A3
   5.349% due 03/25/34                                    294             295
Harborview Mortgage Loan Trust
   Series 2006-3 Class 1A1A
   1.000% due 04/25/36                                  9,130           9,241
Home Equity Asset Trust (E)
   Series 2003-5 Class M1
   5.659% due 12/25/33                                    620             623
   Series 2005-2 Class 2A2
   5.159% due 07/25/35                                    420             420
HSI Asset Securitization Corp. Trust (E)
   Series 2005-I1 Class 2A1
   5.079% due 11/25/35                                  2,219           2,220
IndyMac Home Equity Loan
   Asset-Backed Trust (E)
   Series 2006-1 Class A1
   5.089% due 05/25/36                                  1,930           1,931
IndyMac Residential
   Asset Backed Trust
   Series 2005-A Class AII1
   5.069% due 03/25/35                                     69              69

                                                       Diversified Bond Fund  81

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JP Morgan Mortgage Acquisition Corp.
   Series 2005-FLD Class A1
   5.079% due 08/25/27                                  1,255           1,255
Lehman XS Trust
   Series 2005-1 Class 2A1 (E)
   4.660% due 07/25/35                                  1,520           1,497
   Series 2005-1 Class 2A2
   4.660% due 05/25/08                                    490             492
Long Beach Asset Holdings Corp. (p)
   Series 2005-1 Class N1
   4.115% due 02/25/35                                    146             145
Long Beach Mortgage Loan Trust (E)
   Series 2005-WL1 Class 2A1
   5.069% due 06/25/35                                    504             504
Mastr Asset Backed Securities Trust (E)
   Series 2003-WMC Class M2
   6.609% due 08/25/33                                    363             364
   Series 2004-OPT Class A3
   5.219% due 02/25/34                                    116             116
MBNA Credit Card Master Note Trust (E)
   Series 2001-A3 Class A3
   5.178% due 12/15/08                                  4,475           4,476
   Series 2002-A4 Class A4
   5.011% due 08/17/09                                  3,155           3,158
Merrill Auto Trust Securitization
   Series 2005-1 Class A2B
   4.969% due 04/25/08                                  1,188           1,188
Morgan Stanley ABS Capital I (E)
   Series 2003-NC8 Class M3
   7.059% due 09/25/33                                    490             496
MSDWCC Heloc Trust (E)
   Series 2005-1 Class A
   5.149% due 07/25/17                                    185             185
Navistar Financial Corp. Owner Trust (E)
   Series 2003-B Class A3
   5.101% due 04/15/08                                    419             420
New Century Home Equity Loan Trust (E)
   Series 2004-4 Class M2
   5.489% due 02/25/35                                    515             517
Nissan Master Owner Trust Receivables
   Series 2005-A Class A
   4.931% due 07/15/10                                  1,700           1,700
Novastar Home Equity Loan
   Series 2005-1 Class A2A
   5.079% due 06/25/35                                    484             484

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Option One Mortgage Loan Trust
   Series 2001-4 Class A (E)
   5.559% due 01/25/32                                    130             130
   Series 2002-2 Class A (E)
   5.499% due 06/25/32                                    137             137
   Series 2003-1 Class A2 (E)
   5.379% due 02/25/33                                    146             146
   Series 2003-2 Class A2 (E)
   5.259% due 04/25/33                                     59              59
   Series 2003-2 Class M2
   6.659% due 04/25/33                                    540             544
   Series 2003-3 Class M3
   6.959% due 06/25/33                                    345             347
   Series 2003-4 Class M2
   6.609% due 07/25/33                                    295             298
Option One Mortgage Securities Corp. NIMs Trust
   (E)(p)
   Series 2006-1A Class NOTE
   5.059% due 12/25/10                                  3,118           3,118
Origen Manufactured Housing
   Series 2005-B Class A4
   5.910% due 01/15/37                                    400             387
Park Place Securities NIMs Trust
   Series 2004-MCW Class A (p)
   4.458% due 09/25/34                                      6               6
   Series 2005-WCW Class A
   5.500% due 07/25/35                                    358             356
Park Place Securities, Inc. (E)
   Series 2004-WWF Class A1D
   5.419% due 02/25/35                                  1,611           1,615
   Series 2005-WCW Class M1
   5.409% due 09/25/35                                    510             512
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                    200             197
   Series 2005-6 Class A3
   5.680% due 01/25/36                                    565             561
Ramp NIMs Trust
   Series 2005-NM2 Class NOTE
   5.193% due 04/25/35                                    205             204
Renaissance Home Equity Loan Trust
   Series 2005-3 Class AF1 (E)
   5.109% due 11/25/35                                  1,602           1,602
   Series 2005-4 Class N (p)
   7.142% due 02/25/36                                    587             587
   Series 2006-1 Class AF6
   5.746% due 05/25/36                                    425             421
Renaissance NIMs Trust (p)
   Series 2004-D Class NOTE
   4.459% due 02/25/35                                    102             101

 82  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc.
   Series 2002-RS5 Class AII (E)
   5.329% due 09/25/32                                    141             141
   Series 2003-RS1 Class AI6A
   5.980% due 12/25/33                                    480             482
   Series 2003-RS1 Class AII (E)
   5.349% due 02/25/33                                    176             177
   Series 2003-RS2 Class AII (E)
   5.299% due 03/25/33                                    169             169
   Series 2003-RS3 Class AII (E)
   5.319% due 04/25/33                                    123             123
   Series 2004-RS8 Class AI2
   3.810% due 01/25/26                                     82              82
Residential Asset Securities Corp.
   Series 2001-KS1 Class AII (E)
   5.194% due 03/25/32                                    104             104
   Series 2001-KS3 Class AII
   5.189% due 09/25/31                                    140             140
   Series 2002-KS3 Class A1B (E)
   5.209% due 05/25/32                                    163             163
   Series 2003-KS1 Class M2
   6.709% due 01/25/33                                    153             153
   Series 2003-KS2 Class MI1
   4.800% due 04/25/33                                  1,055           1,023
   Series 2003-KS4 Class AIIB (E)
   5.249% due 06/25/33                                    367             368
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                    875             869
Residential Funding Mortgage Securities II
   Series 2005-HI2 Class A1
   5.099% due 05/25/35                                  1,567           1,568
   Series 2005-HS1 Class AI1 (E)
   5.079% due 09/25/35                                  1,751           1,747
Saxon Asset Securities Trust (E)
   Series 2004-1 Class A
   5.229% due 03/25/35                                    354             355
Securitized Asset Backed Receivables LLC Trust
   (E)
   Series 2004-OP1 Class A2
   5.209% due 02/25/34                                     86              86
   Series 2005-FR4 Class A3
   5.159% due 01/25/36                                    785             786
SLM Student Loan Trust (E)
   Series 2004-1 Class A1
   5.140% due 01/26/15                                  2,401           2,403
   Series 2006-1 Class A1
   5.080% due 01/25/12                                  2,957           2,956

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                     51              54
Soundview NIMs Trust
   4.703% due 06/25/35                                    354             353
Specialty Underwriting & Residential Finance (E)
   Series 2003-BC1 Class A
   5.299% due 01/25/34                                     11              11
   Series 2004-BC2 Class A2
   5.229% due 05/25/35                                    309             309
   Series 2006-AB1 Class A2
   4.958% due 12/25/36                                  1,225           1,225
Structured Asset Investment Loan Trust (E)
   Series 2003-BC1 Class 3A5
   5.439% due 10/25/33                                     97              97
   Series 2004-7 Class A1
   5.214% due 08/25/34                                  1,356           1,360
   Series 2005-3 Class M2
   5.399% due 04/25/35                                    290             291
Structured Asset Securities Corp.
   Series 2002-AL1 Class A3
   3.450% due 02/25/32                                    342             310
   Series 2002-HF1 Class A (E)
   5.249% due 01/25/33                                     13              13
   Series 2003-BC1 Class A (E)
   5.459% due 05/25/32                                     64              64
   Series 2004-19X Class A2
   4.370% due 10/25/34                                    900             892
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    255             250
Textron Financial Floorplan Master Note Trust
   Series 2005-1A Class A
   5.030% due 05/13/10                                  2,140           2,145
Volkswagen Credit Auto Master Trust (E)
   Series 2005-1 Class A
   4.943% due 07/20/10                                  1,870           1,870
Wachovia Asset Securitization, Inc. (E)
   Series 2003-HE3 Class A
   5.209% due 11/25/33                                    270             270
Wachovia Mortgage Loan Trust LLC (E)
   Series 2005-WMC Class A1
   5.069% due 10/25/35                                  1,289           1,289
                                                                 ------------
                                                                      141,739
                                                                 ------------

                                                       Diversified Bond Fund  83

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Corporate Bonds and Notes - 13.5%
Alabama Power Co. (N)
   Series X
   3.125% due 05/01/08                                    445             426
Allstate Life Global Funding Trusts
   3.850% due 01/25/08                                  1,865           1,819
Altria Group, Inc.
   7.000% due 11/04/13                                  1,220           1,294
Amerada Hess Corp.
   7.300% due 08/15/31                                    955           1,038
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     85              84
American General Finance Corp.
   Series MTNI
   5.090% due 06/27/08                                  1,600           1,602
   4.875% due 07/15/12                                  1,905           1,812
American International Group, Inc. (p)
   4.700% due 10/01/10                                    635             614
   5.050% due 10/01/15                                    645             607
American RE Corp.
   Series B
   7.450% due 12/15/26                                    595             633
Ameriprise Financial, Inc.
   5.650% due 11/15/15                                  1,135           1,104
Anheuser-Busch Cos., Inc.
   4.950% due 01/15/14                                    545             519
ASIF Global Financing
   4.900% due 01/17/13                                    120             115
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                  1,420           1,453
Bank of America Corp.
   5.875% due 02/15/09                                    120             122
   7.800% due 02/15/10                                    120             129
   4.500% due 08/01/10                                    530             511
   4.375% due 12/01/10 (N)                              2,035           1,944
Bear Stearns Cos., Inc. (The) (N)
   3.250% due 03/25/09                                  1,405           1,327
   5.300% due 10/30/15                                  1,165           1,113
BellSouth Corp.
   4.750% due 11/15/12                                     30              28
   6.550% due 06/15/34                                    130             128
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    165             169
Boston Scientific Corp. (N)
   6.250% due 11/15/15                                    465             459
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     55              59
Campbell Soup Co.
   5.875% due 10/01/08                                    160             161

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Carolina Power & Light Co.
   6.500% due 07/15/12                                     15              15
   5.150% due 04/01/15                                  1,115           1,056
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    210             207
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                    675             745
Cingular Wireless Services, Inc.
   7.875% due 03/01/11                                  1,480           1,620
   8.750% due 03/01/31                                  2,515           3,161
Cisco Systems, Inc. (N)
   5.500% due 02/22/16                                  4,120           4,016
CIT Group, Inc.
   5.750% due 09/25/07                                    155             156
   6.875% due 11/01/09 (N)                                100             104
   4.125% due 11/03/09                                     50              48
   5.400% due 03/07/13                                  1,915           1,865
Citicorp
   7.250% due 10/15/11                                    370             397
Citigroup Global Markets Holdings, Inc.
   Series MTNM
   4.890% due 03/07/08                                  1,300           1,300
Citigroup, Inc.
   3.500% due 02/01/08                                  1,900           1,845
   4.125% due 02/22/10                                    210             201
   6.500% due 01/18/11                                    485             504
   5.125% due 02/14/11 (N)                                970             955
   5.000% due 09/15/14                                  7,350           6,961
Clear Channel Communications, Inc.
   4.250% due 05/15/09                                    150             144
   6.250% due 03/15/11                                    875             873
   5.750% due 01/15/13                                    125             119
   5.500% due 09/15/14                                    590             544
Clorox Co.
   4.200% due 01/15/10                                    250             238
   5.000% due 01/15/15                                    155             145
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                    100              98
Comcast Cable Communications
   6.875% due 06/15/09                                    665             689
Comcast Cable Communications Holdings, Inc.
   8.375% due 03/15/13                                  3,350           3,750

 84  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Comcast Corp.
   6.500% due 01/15/15                                  1,785           1,818
   5.900% due 03/15/16                                    120             118
   6.500% due 11/15/35 (N)                              1,330           1,274
   6.450% due 03/15/37                                    170             162
ConocoPhillips Holding Co.
   6.950% due 04/15/29                                  1,570           1,731
Consolidated Edison Co. of New York (N)
   5.375% due 12/15/15                                    960             932
Consolidated Natural Gas Co.
   6.850% due 04/15/11                                    510             534
Constellation Energy Group, Inc.
   6.125% due 09/01/09                                    785             798
COX Communications, Inc.
   3.875% due 10/01/08                                    300             288
   6.750% due 03/15/11 (N)                              5,400           5,568
Credit Suisse First Boston USA, Inc.
   3.875% due 01/15/09                                    820             790
   4.875% due 08/15/10                                    155             151
   6.500% due 01/15/12                                     55              57
   5.500% due 08/15/13                                    115             113
   5.125% due 08/15/15 (N)                              2,765           2,611
Credit Suisse USA, Inc.
   5.250% due 03/02/11                                    405             399
DaimlerChrysler NA Holding Corp.
   4.750% due 01/15/08                                    300             296
   4.050% due 06/04/08                                    285             277
   5.875% due 03/15/11                                    300             299
   8.500% due 01/18/31 (N)                              1,335           1,548
Detroit Edison Co.
   6.125% due 10/01/10                                    325             331
   6.350% due 10/15/32                                     95              94
Devon Energy Corp.
   7.950% due 04/15/32                                  1,040           1,240
Dominion Resources, Inc.
   4.750% due 12/15/10                                    110             105
   5.700% due 09/17/12                                    695             684
   Series B
   6.250% due 06/30/12                                     80              81
   Series C
   5.150% due 07/15/15                                  1,245           1,158
DR Horton, Inc.
   6.500% due 04/15/16                                    900             886
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    565             645
DTE Energy Co.
   7.050% due 06/01/11                                  1,835           1,932
Duke Energy Corp.
   6.250% due 01/15/12                                    170             174
   5.625% due 11/30/12                                    870             865

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Duke Energy Field Services LLC
   6.875% due 02/01/11                                     40              42
Eastman Kodak Co. (N)
   7.250% due 11/15/13                                     40              39
Electronic Data Systems Corp.
   7.125% due 10/15/09                                    600             628
Eli Lilly & Co.
   6.770% due 01/01/36                                    565             609
Enterprise Products Operating, LP
   Series B
   6.650% due 10/15/34                                    770             748
Erac USA Finance Co. (p)
   5.900% due 11/15/15                                  1,570           1,534
Exelon Corp.
   4.900% due 06/15/15                                  1,395           1,283
   5.625% due 06/15/35                                    720             639
FedEx Corp.
   7.600% due 07/01/97                                    180             198
Financing Corp.
   Principal Only STRIP
   Series 10P
   Zero coupon due 11/30/17                             1,165             619
   Series 15P
   Zero coupon due 03/07/19                               165              81
   Series 2P
   Zero coupon due 11/30/17                               140              74
   Series 6P
   Zero coupon due 08/03/18                               715             364
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                  3,750           3,867
   Series C
   7.375% due 11/15/31                                  2,480           2,695
Ford Motor Co. (N)
   7.450% due 07/16/31                                    360             263
Ford Motor Credit Co.
   4.950% due 01/15/08                                    410             381
   7.375% due 10/28/09                                  3,210           2,966
General Electric Capital Corp.
   3.250% due 06/15/09 (N)                              1,400           1,318
   4.875% due 10/21/10                                  1,810           1,768
   5.500% due 04/28/11                                    320             320
   4.250% due 06/15/12                                  1,125           1,049
   4.875% due 03/04/15                                    950             896
   Series MTNA
   4.250% due 01/15/08 (N)                                280             275
   4.125% due 09/01/09 (N)                                400             386
   6.000% due 06/15/12                                    915             936
   5.450% due 01/15/13                                  2,005           1,989
General Electric Co. (N)
   5.000% due 02/01/13                                    375             363

                                                       Diversified Bond Fund  85

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Motors Acceptance Corp.
   6.125% due 08/28/07                                    970             943
   5.625% due 05/15/09                                  1,765           1,653
   7.750% due 01/19/10                                    300             295
General Motors Corp. (N)
   8.375% due 07/15/33                                    120              89
Glencore Funding LLC (p)
   6.000% due 04/15/14                                    680             641
Golden West Financial Corp.
   4.125% due 08/15/07                                    220             217
Goldman Sachs Group, Inc.
   5.000% due 01/15/11                                    200             195
   6.875% due 01/15/11                                    870             915
   4.750% due 07/15/13 (N)                              1,380           1,296
   5.350% due 01/15/16 (N)                              1,640           1,568
Goldman Sachs Group, LP
   4.500% due 06/15/10                                  1,360           1,309
Harrah's Operating Co., Inc.
   5.625% due 06/01/15                                  2,545           2,416
Historic TW, Inc.
   9.125% due 01/15/13                                    615             708
   8.050% due 01/15/16                                    485             536
   6.950% due 01/15/28 (N)                                570             569
   6.625% due 05/15/29                                    300             291
HJ Heinz Co.
   6.428% due 12/01/08 (p)                                100             102
   6.375% due 07/15/28                                     50              46
HJ Heinz Finance Co.
   6.000% due 03/15/12                                     40              40
   6.750% due 03/15/32                                    115             111
Home Depot, Inc.
   5.400% due 03/01/16                                  3,295           3,209
Household Finance Corp.
   5.000% due 06/30/15                                    300             280
HSBC Finance Corp.
   4.750% due 05/15/09 (N)                              6,155           6,034
   4.125% due 11/16/09                                  3,510           3,361
   6.750% due 05/15/11                                  1,675           1,755
   7.000% due 05/15/12                                  2,435           2,591
   6.375% due 11/27/12                                    610             630
International Business Machines Corp.
   7.125% due 12/01/96                                    620             672
International Lease Finance Corp.
   6.375% due 03/15/09 (N)                              1,905           1,949
   3.500% due 04/01/09                                    745             706
   4.750% due 07/01/09 (N)                              1,820           1,777
   Series MTNQ (N)
   4.625% due 06/02/08                                  1,210           1,191
International Paper Co.
   6.750% due 09/01/11                                    250             261
   5.500% due 01/15/14                                    390             374

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ITT Industries, Inc.
   7.400% due 11/15/25                                    240             265
John Deere Capital Corp.
   4.875% due 03/16/09                                  1,895           1,869
Johnson Controls, Inc.
   5.250% due 01/15/11                                    185             181
   5.500% due 01/15/16 (N)                              1,690           1,618
JP Morgan Chase Capital XV
   5.875% due 03/15/35                                  2,845           2,582
JPMorgan Chase & Co.
   5.125% due 09/15/14                                    735             699
   5.150% due 10/01/15                                  1,005             951
Kaupthing Bank Hf (p)
   5.790% due 04/12/11                                  1,020           1,020
Kellogg Co.
   Series B
   6.600% due 04/01/11                                  1,200           1,251
Kraft Foods, Inc.
   4.000% due 10/01/08 (N)                              1,575           1,523
   5.625% due 11/01/11                                  1,755           1,749
Kroger Co. (The)
   6.750% due 04/15/12                                     75              78
   7.500% due 04/01/31                                     70              75
Lehman Brothers Holdings, Inc.
   4.000% due 01/22/08                                    490             479
   5.000% due 01/14/11                                    660             645
   5.500% due 04/04/16                                    265             256
Lennar Corp. (N)
   Series B
   5.600% due 05/31/15                                  1,545           1,453
Manufacturers & Traders Trust Co.
   5.585% due 12/28/20                                    163             157
Marshall & Ilsley Corp.
   5.350% due 04/01/11                                  1,795           1,777
May Department Stores Co. (The)
   4.800% due 07/15/09                                    140             137
   5.750% due 07/15/14                                    240             236
Merrill Lynch & Co., Inc.
   Series MTNB
   3.125% due 07/15/08                                  1,490           1,424
   Series MTNC
   4.250% due 02/08/10                                  1,590           1,523
Metlife, Inc.
   5.700% due 06/15/35                                  1,685           1,531
Midamerican Energy Holdings Co. (N)(p)
   6.125% due 04/01/36                                  5,465           5,213
Miller Brewing Co. (p)
   5.500% due 08/15/13                                    385             376
Monumental Global Funding II
   4.625% due 03/15/10                                    190             184

 86  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Morgan Stanley
   3.625% due 04/01/08                                    795             770
   3.875% due 01/15/09                                  1,050           1,010
   6.750% due 04/15/11                                    605             634
   4.750% due 04/01/14                                    280             259
   Series MTNF (E)
   5.193% due 01/18/08                                  1,400           1,402
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                    270             285
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                  2,555           2,578
News America Holdings, Inc.
   7.750% due 12/01/45                                    130             139
   7.900% due 12/01/95                                    230             240
   8.250% due 10/17/96                                     75              80
News America, Inc.
   6.400% due 12/15/35 (p)                              1,625           1,536
   6.750% due 01/09/38                                     45              46
   Series WI
   6.200% due 12/15/34                                  1,560           1,442
Nisource Finance Corp.
   7.875% due 11/15/10                                    410             443
Nissan Motor Acceptance Corp. (p)
   5.625% due 03/14/11                                  2,470           2,448
Norfolk Southern Corp.
   6.200% due 04/15/09                                    845             862
   7.050% due 05/01/37                                    310             339
   7.900% due 05/15/97                                    190             222
   6.000% due 03/15/05                                    565             501
Northern States Power Co.
   Series B
   8.000% due 08/28/12                                    860             965
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    185             238
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     35              34
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                    195             186
   4.200% due 03/01/11 (N)                              1,005             947
   6.050% due 03/01/34                                    650             622
Pemex Project Funding Master Trust
   7.375% due 12/15/14                                  1,600           1,696
   5.750% due 12/15/15 (p)                                300             284
   6.625% due 06/15/35 (p)                                390             369
Progress Energy, Inc.
   5.850% due 10/30/08 (N)                                850             857
   7.100% due 03/01/11                                    485             512
   7.750% due 03/01/31                                    170             193
   7.000% due 10/30/31                                     90              94

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Prologis (p)
   5.625% due 11/15/15                                  2,010           1,941
Rabobank Capital Funding II
   5.260% due 12/31/49                                     30              28
Rabobank Capital Funding Trust III
   5.254% due 12/29/49                                     60              56
Raytheon Co.
   6.750% due 08/15/07                                    439             445
RBS Capital Trust III (f)
   5.512% due 09/29/49                                    765             728
Regions Financial Corp.
   4.500% due 08/08/08                                  1,625           1,595
Residential Capital Corp.
   6.000% due 02/22/11                                    765             749
Safeway, Inc. (N)
   7.250% due 02/01/31                                     60              62
SBC Communications, Inc.
   4.125% due 09/15/09 (N)                              2,325           2,224
   5.300% due 11/15/10 (N)                              3,670           3,625
   5.100% due 09/15/14                                    465             438
   6.450% due 06/15/34                                     10              10
   6.150% due 09/15/34                                    300             283
Simon Property Group, LP
   4.600% due 06/15/10                                  1,895           1,826
   4.875% due 08/15/10 (N)                              1,450           1,409
   5.750% due 12/01/15 (p)                              3,685           3,610
SLM Corp.
   Series MTNA
   4.000% due 01/15/09                                  2,995           2,879
Southern California Edison Co. (E)
   4.768% due 02/02/09                                    600             600
Sovereign Bank
   5.125% due 03/15/13                                    445             424
Sprint Capital Corp.
   7.625% due 01/30/11                                  3,545           3,826
   8.375% due 03/15/12                                    120             135
   6.875% due 11/15/28                                    425             438
   8.750% due 03/15/32                                  1,535           1,905
State Street Bank & Trust Co.
   Series BKNT
   5.300% due 01/15/16                                    250             240
Suntrust Bank
   5.000% due 09/01/15                                  2,595           2,441
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    330             387
   7.875% due 08/01/13                                  1,305           1,428
Time Warner Entertainment Co., LP
   Series *
   8.375% due 07/15/33                                    190             217

                                                       Diversified Bond Fund  87

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Time Warner, Inc.
   6.875% due 05/01/12                                    610             636
   7.700% due 05/01/32                                    535             585
TXU Corp.
   Series R
   6.550% due 11/15/34                                    610             548
TXU Electric Delivery Co.
   6.375% due 05/01/12                                     25              25
   6.375% due 01/15/15                                    180             183
TXU Energy Co. LLC
   7.000% due 03/15/13                                    545             564
Tyson Foods, Inc.
   8.250% due 10/01/11                                    320             340
   6.600% due 04/01/16                                    155             152
Unilever Capital Corp.
   5.900% due 11/15/32                                    325             310
Union Pacific Corp.
   3.625% due 06/01/10                                    625             580
United Technologies Corp.
   5.400% due 05/01/35                                     80              73
UnitedHealth Group, Inc.
   5.375% due 03/15/16                                    420             403
US Bancorp
   5.300% due 04/28/09                                  1,980           1,976
US Bank NA
   5.700% due 12/15/08                                     70              71
USB Capital IX (f)
   6.189% due 03/29/49                                    100              99
Verizon Communications, Inc.
   5.350% due 02/15/11                                  1,120           1,103
   5.550% due 02/15/16                                    700             668
Verizon Global Funding Corp.
   7.250% due 12/01/10                                    950           1,007
   7.375% due 09/01/12                                    130             140
   5.850% due 09/15/35                                  2,560           2,280
Verizon Maryland, Inc. (N)
   Series A
   6.125% due 03/01/12                                  1,335           1,331
Verizon Virginia, Inc.
   Series A
   4.625% due 03/15/13                                  1,165           1,051
Viacom, Inc. (p)
   5.750% due 04/30/11                                    190             189
Wachovia Bank NA (N)
   Series BKNT
   5.800% due 12/01/08                                    340             344
Wachovia Capital Trust III (f)
   5.800% due 08/29/49                                    615             603
Wachovia Corp.
   5.250% due 08/01/14                                  2,680           2,567

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Waste Management, Inc.
   6.375% due 11/15/12                                    445             458
WellPoint, Inc.
   5.850% due 01/15/36                                    160             147
Wells Fargo & Co.
   4.200% due 01/15/10                                    455             436
   4.625% due 08/09/10                                    660             639
   4.950% due 10/16/13                                    240             228
Weyerhaeuser Co. (N)
   6.750% due 03/15/12                                  2,325           2,406
Wyeth
   6.950% due 03/15/11                                  1,595           1,682
   5.500% due 03/15/13                                    130             128
   5.500% due 02/01/14                                     85              83
XTO Energy, Inc.
   6.250% due 04/15/13                                    450             460
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                  1,250           1,334
                                                                 ------------
                                                                      255,308
                                                                 ------------

International Debt - 2.8%
Abbey National PLC (f)
   (Step Up, 7.570%, 06/15/08)
   6.700% due 06/29/49                                    550             561
Aiful Corp. (p)
   5.000% due 08/10/10                                    300             289
Anadarko Finance Co.
   Series B
   7.500% due 05/01/31                                    400             452
Apache Finance Canada Corp.
   4.375% due 05/15/15                                    615             557
AXA SA
   8.600% due 12/15/30                                  1,655           2,044
Banque Paribas
   6.875% due 03/01/09                                    440             455
British Telecommunications PLC
   8.875% due 12/15/30                                    195             246
ChevronTexaco Capital Co.
   3.500% due 09/17/07                                    590             577
China Development Bank
   5.000% due 10/15/15                                    100              93
Conoco Funding Co.
   6.350% due 10/15/11                                  1,205           1,250
Crest, Ltd. (p)
   Series 2003-2A Class C2
   5.709% due 12/28/38                                  2,130           2,053
Deutsche Telekom International Finance BV
   8.000% due 06/15/10 (E)(N)                             710             772
   5.750% due 03/23/16                                    300             290
   8.250% due 06/15/30 (E)                                200             237

 88  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Diageo Capital PLC
   3.500% due 11/19/07                                    885             860
Egypt Government AID Bonds
   4.450% due 09/15/15                                    915             855
EnCana Corp.
   6.500% due 08/15/34                                    145             147
Equifirst Mortgage Loan Trust
   NIMs Notes
   Series 2004-2 Class N1
   3.967% due 10/25/34                                     58              58
Export-Import Bank of China
   4.875% due 07/21/15                                    640             596
Export-Import Bank of Korea
   4.125% due 02/10/09 (p)                                290             280
   5.125% due 02/14/11 (N)                                235             230
First Franklin NIMs Trust
   Series 2005-FF1 Class N1
   4.213% due 01/25/35                                    415             413
HBOS PLC (f)(p)
   5.920% due 09/29/49                                    100              95
HSBC Holdings PLC
   6.500% due 05/02/36                                    400             403
Ispat Inland ULC
   9.750% due 04/01/14                                    615             692
Kinder Morgan Finance Co. ULC
   5.350% due 01/05/11 (N)                              1,405           1,380
   5.700% due 01/05/16                                  1,200           1,156
Klio Funding, Ltd. (E)(p)
   Series 2004-1A Class A1
   5.260% due 04/23/39                                  2,180           2,200
Korea Development Bank
   4.250% due 11/13/07                                    820             806
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                    145             139
Mexico Government International Bond
   5.625% due 01/15/17 (N)                                134             128
   8.300% due 08/15/31                                    495             588
   7.500% due 04/08/33                                  2,180           2,381
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    445             440
MUFG Capital Finance 1, Ltd. (f)
   6.346% due 04/25/49                                    270             265
Newcastle CDO, Ltd. (p)
   Series 2004-4A Class 3FX
   5.110% due 03/24/39                                  1,090           1,006
Petroleum Export, Ltd.
   5.265% due 06/15/11                                     98              96

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Province of Quebec Canada
   5.000% due 07/17/09                                     40              40
   6.125% due 01/22/11                                  1,430           1,472
Ras Laffan Liquefied Natural Gas Co., Ltd. II
   (p)
   5.298% due 09/30/20                                    165             155
Ras Laffan LNG III (p)
   5.838% due 09/30/27                                    300             277
Resona Bank, Ltd. (f)(p)
   5.850% due 09/29/49                                    575             549
Resona Preferred Global Securities Cayman, Ltd.
   7.191% due 12/29/49                                    375             386
Royal Bank of Scotland PLC (E)(p)
   5.125% due 07/21/08                                    800             800
Royal KPN NV
   8.000% due 10/01/10                                  1,415           1,517
Russia Government International Bond
   5.000% due 03/31/30                                  2,170           2,352
Santander Financial Issuances
   6.375% due 02/15/11                                    120             123
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    510             551
Shinsei Finance Cayman, Ltd. (f)(p)
   6.418% due 01/29/49                                    660             641
Sumitomo Mitsui Banking Corp. (E)(f)(p)
   5.625% due 07/29/49                                    200             191
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    201             207
Teck Cominco, Ltd. (N)
   6.125% due 10/01/35                                  1,070             986
Telecom Italia Capital SA
   4.000% due 01/15/10                                  1,245           1,172
   5.250% due 10/01/15                                  7,775           7,186
Telefonica Europe BV
   7.750% due 09/15/10                                  2,740           2,942
Telefonos de Mexico SA de CV (N)
   4.500% due 11/19/08                                    495             481
TELUS Corp.
   7.500% due 06/01/07                                  1,130           1,154
   8.000% due 06/01/11                                    995           1,092
Tyco International Group SA
   6.750% due 02/15/11                                    765             796
   6.375% due 10/15/11                                    445             458
   6.000% due 11/15/13                                    905             902
   7.000% due 06/15/28                                     40              42
   6.875% due 01/15/29                                    120             123
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                     60              63

                                                       Diversified Bond Fund  89

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Vale Overseas, Ltd.
   6.250% due 01/11/16                                    360             354
Vodafone Group PLC
   7.750% due 02/15/10                                    525             561
Wells Fargo Home Equity Trust (p)
   Series 2004-2N Class N1
   4.450% due 10/26/34                                      5               5
Woori Bank (p)
   6.125% due 05/03/16                                    260             260
                                                                 ------------
                                                                       52,928
                                                                 ------------

Mortgage-Backed Securities - 49.9%
Adjustable Rate Mortgage Trust
   Series 2004-5 Class 4A1
   5.353% due 04/25/35                                  1,942           1,909
   Series 2005-3 Class 8A2 (E)
   5.199% due 07/25/35                                  1,051           1,052
   Series 2005-8 Class 4A11 (E)
   5.443% due 11/25/35                                  3,532           3,472
American Home Mortgage Investment Trust (E)
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                    609             591
   Series 2005-2 Class 5A2
   5.109% due 09/25/35                                  1,381           1,381
   Series 2005-3 Class 3A2
   5.139% due 09/25/35                                  1,515           1,516
   Series 2005-4 Class 1A1
   5.249% due 11/25/45                                  2,237           2,242
Arcap Reit, Inc. (p)
   Series 2004-RR3 Class B
   5.040% due 09/21/45                                    460             434
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                  1,050           1,030
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    685             660
   Series 2005-3 Class A4
   4.668% due 07/10/43                                  1,700           1,577
   Series 2005-5 Class A4
   5.115% due 10/10/45                                  2,225           2,127
   Series 2005-6 Class A1
   5.001% due 09/10/47                                  2,603           2,579
   Series 2005-6 Class A2
   5.165% due 09/10/47                                  1,760           1,739
   Series 2005-6 Class A4
   5.354% due 09/10/47                                  1,545           1,492
   Series 2006-1 Class A4
   5.372% due 09/10/45                                    420             409

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Banc of America Funding Corp.
   Series 2005-5 Class 1A11
   5.500% due 09/25/35                                  1,332           1,282
   Series 2005-D Class A1
   4.115% due 05/25/35                                    609             590
   Series 2006-3 Class 5A8
   5.500% due 03/25/36                                  1,130           1,089
   Series 2006-A Class 3A2
   5.944% due 02/20/36                                  6,396           6,427
   Series 2006-A Class 4A1 (E)
   5.576% due 02/20/36                                  1,621           1,608
   Series 2006-B Class 7A1 (E)
   5.906% due 03/20/36                                  1,853           1,854
Banc of America Large Loan (E)(p)
   Series 2004-BBA Class A1
   5.021% due 06/15/18                                  3,156           3,155
Banc of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     44              43
   Series 2004-11 Class 2A1
   5.750% due 01/25/35                                  1,130           1,104
   Series 2005-L Class 3A1 (E)
   5.457% due 01/25/36                                    627             620
Bank of America Alternative Loan Trust (E)
   Series 2003-10 Class 2A2
   5.409% due 12/25/33                                    690             695
   Series 2003-2 Class CB2
   5.459% due 04/25/33                                    329             330
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-11 Class 1A1
   5.619% due 02/25/33                                     42              42
   Series 2002-11 Class 1A2
   5.345% due 02/25/33                                     68              67
   Series 2003-1 Class 6A1
   5.067% due 04/25/33                                    157             156
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.415% due 05/25/35                                  1,039           1,040
Bear Stearns Commercial Mortgage Securities
   Series 2005-PWR Class A1
   4.386% due 02/11/41                                    644             635
Chase Mortgage Finance Corp. (E)
   Series 2005-A1 Class 2A2
   5.252% due 12/25/35                                  2,800           2,773

 90  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-11 Class A2A (E)
   4.700% due 12/25/35                                    289             284
   Series 2006-WF1 Class A2F
   5.657% due 03/25/36                                    780             762
Commercial Mortgage Acceptance Corp.
   Series 1998-C2 Class A3
   6.040% due 09/15/30                                  4,770           4,827
Countrywide Alternative Loan Trust
   Series 2004-2CB Class 1A4 (E)
   5.359% due 03/25/34                                  1,349           1,353
   Series 2005-56 Class 3A1 (E)
   5.249% due 11/25/35                                  1,554           1,560
   Series 2005-56 Class 4A1 (E)
   5.269% due 11/25/35                                  2,356           2,363
   Series 2005-59 Class 1A1 (E)
   5.253% due 10/25/35                                  2,646           2,662
   Series 2005-J12 Class 2A1 (E)
   5.229% due 08/25/35                                  2,201           2,206
   Series 2005-J13 Class 2A3
   5.500% due 11/25/35                                    416             404
Countrywide Asset-Backed Certificates
   Series 2005-IM1 Class A1
   5.089% due 07/25/35                                  1,030           1,031
   Series 2005-IM2 Class A3 (E)
   4.851% due 01/25/36                                  3,475           3,481
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2004-16 Class 1A1 (E)
   5.359% due 09/25/34                                  1,303           1,309
   Series 2005-3 Class 1A2
   5.249% due 04/25/35                                    208             209
   Series 2005-R3 Class AF (p)(E)
   5.359% due 09/25/35                                  2,084           2,092
   Series 2006-HYB Class 2A1A
   5.804% due 05/20/36                                  1,300           1,300
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2003-C5 Class A1
   3.093% due 12/15/36                                  2,009           1,941
   Series 2004-C1 Class A3
   4.321% due 01/15/37                                    845             803
   Series 2005-C4 Class A3
   5.120% due 08/15/38                                  6,620           6,453
   Series 2005-C6 Class A1
   4.938% due 12/15/40                                  1,804           1,786
   Series 2005-C6 Class A4
   5.230% due 12/15/40                                  1,825           1,757

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Credit Suisse Mortgage Capital Certificates
   Series 2006-C1 Class A1
   4.367% due 02/15/39                                    595             581
   Series 2006-C1 Class AAB
   5.681% due 02/15/39                                  2,490           2,474
   Series 2006-TFL Class A1 (p)(E)
   5.021% due 03/15/08                                  2,695           2,695
Credit Suisse/Morgan Stanley Commercial Mortgage
   Certificates (p)
   Series 2006-HC1 Class A1
   5.022% due 05/15/08                                  1,970           1,970
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2005-AR1 Class 2A3
   5.031% due 08/25/35                                  1,145           1,129
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    754             764
Downey Savings & Loan Association Mortgage Loan
   Trust
   Series 2004-AR3 Class 1A1B
   6.092% due 07/19/44                                    447             452
Fannie Mae
   15 Year TBA (I)
   4.000%                                               6,735           6,270
   4.500%                                               6,820           6,492
   5.000%                                               8,910           8,671
   5.500%                                               2,805           2,783
   30 Year TBA (I)
   4.500%                                               2,555           2,339
   5.000%                                              45,675          43,176
   5.500%                                              85,650          83,155
   6.000%                                              38,615          38,430
   6.500%                                              14,225          14,465
   7.000% due 2008                                         15              15
   7.000% due 2009                                         28              28
   8.000% due 2010                                          2               2
   7.000% due 2011                                         13              13
   8.000% due 2011                                          2               2
   7.000% due 2012                                          4               4
   6.500% due 2013                                         32              33
   5.500% due 2014                                         35              34
   6.500% due 2015                                         23              24
   7.000% due 2015                                         14              14
   5.500% due 2016                                          7               7
   6.000% due 2016                                        759             769
   6.500% due 2016                                        130             133
   9.000% due 2016                                          3               3
   5.000% due 2017                                      1,859           1,814

                                                       Diversified Bond Fund  91

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.500% due 2017                                      1,098           1,089
   6.000% due 2017                                      2,137           2,164
   6.500% due 2017                                        520             532
   8.000% due 2017                                         49              51
   8.500% due 2017                                          6               6
   4.500% due 2018                                     12,659          12,080
   5.000% due 2018                                      2,168           2,116
   5.500% due 2018                                        813             808
   6.000% due 2018                                        249             252
   6.500% due 2018                                        366             376
   4.500% due 2019                                      4,677           4,459
   5.000% due 2019                                      6,645           6,478
   6.500% due 2019                                        165             168
   4.500% due 2020                                      1,681           1,603
   5.000% due 2020                                      4,778           4,655
   6.500% due 2020                                         62              64
   8.000% due 2020                                          6               7
   6.500% due 2022                                         94              96
   8.000% due 2024                                        107             114
   7.000% due 2025                                          8               8
   8.500% due 2025                                          4               5
   7.000% due 2026                                          5               5
   6.500% due 2028                                        457             464
   7.000% due 2028                                        416             429
   6.500% due 2029                                      1,523           1,553
   6.500% due 2030                                        198             203
   8.000% due 2030                                        204             217
   6.500% due 2031                                        890             909
   6.000% due 2032                                      1,561           1,558
   6.500% due 2032                                      1,424           1,452
   7.000% due 2032                                      1,015           1,044
   3.908% due 2033 (E)                                  1,024             999
   4.500% due 2033                                      1,679           1,542
   4.666% due 2033 (E)                                    601             595
   5.000% due 2033                                     11,690          11,099
   5.500% due 2033                                     36,037          35,095
   6.000% due 2033                                      2,452           2,446
   6.500% due 2033                                      1,994           2,033
   7.000% due 2033                                        409             419
   4.500% due 2034                                        895             822
   5.000% due 2034                                     17,404          16,513
   5.500% due 2034                                     38,402          37,378
   6.000% due 2034                                     12,611          12,569
   6.500% due 2034                                      1,044           1,064
   4.500% due 2035                                      6,253           5,730
   5.000% due 2035                                     14,217          13,455
   5.500% due 2035                                     88,432          85,968
   5.777% due 2035 (E)                                    396             405
   5.779% due 2035 (E)                                    486             497
   5.782% due 2035 (E)                                    988           1,012
   5.787% due 2035 (E)                                    391             400

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.000% due 2035                                      8,011           7,980
   6.500% due 2035                                        158             161
   6.000% due 2036                                        278             277
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                    644             656
   Series 1993-134 Class H
   6.500% due 08/25/08                                  1,006           1,013
   Series 1993-208 Class SA (E)
   0.450% due 02/25/23                                     94              --
   Series 2003-32 Class FH (E)
   5.359% due 11/25/22                                  1,040           1,047
   Series 2003-78 Class FI (E)
   5.359% due 01/25/33                                    980             986
   Series 2004-21 Class FL (E)
   5.309% due 11/25/32                                    538             540
   Series 2005-120 Class UF (E)
   5.309% due 03/25/35                                  1,205           1,207
   Series 2005-65 Class FP (E)
   5.209% due 08/25/35                                    842             842
   Series 2006-5 Class 3A2 (E)
   4.685% due 05/25/35                                    200             195
Fannie Mae Grantor Trust
   Series 2001-T6 Class B
   6.088% due 05/25/11                                  1,150           1,183
   Series 2005-T2 Class 1A1
   4.667% due 11/28/35                                     93              93
Fannie Mae Whole Loan
   Series 2003-W1 Class 1A1
   6.500% due 12/25/42                                     92              93
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2004-H01 Class A1
   2.614% due 07/15/11                                    244             242
First Horizon Asset Securities, Inc. (E)
   Series 2005-AR5 Class 3A1
   5.523% due 10/25/35                                    344             340
Freddie Mac
   15 Year TBA (I)
   5.000%                                               5,100           4,957
   30 Year TBA (I)
   5.000%                                              17,505          16,548
   5.500%                                              24,590          23,883
   6.000%                                              13,490          13,444
   8.000% due 2008                                          1               1
   8.500% due 2008                                          1               1
   12.000% due 2014                                        13              14
   9.000% due 2016                                         48              52
   5.801% due 2030 (E)                                      6               7
   4.630% due 2034 (E)                                    720             718

 92  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 1991-105 Class G
   7.000% due 03/15/21                                     51              51
   Series 2003-262 Class AB
   2.900% due 11/15/14                                  1,076           1,033
   Series 2003-263 Class YH
   3.500% due 08/15/22                                    759             754
   Series 2003-269 Class FE (E)
   5.501% due 12/15/28                                    987             997
   Series 2004-277 Class UF (E)
   5.201% due 06/15/33                                  1,363           1,367
   Series 2004-281 Class DF (E)
   5.351% due 06/15/23                                    380             383
   Series 2005-292 Class IG
   5.000% due 04/15/23                                    509              93
   Series 2005-294 Class FA (E)
   5.071% due 03/15/20                                    745             745
   Series 2005-305 Class JF (E)
   5.201% due 10/15/35                                    849             849
   Series 2006-R00 Class AK
   5.750% due 12/15/18                                    960             956
Freddie Mac Gold
   7.000% due 2008                                         20              21
   8.000% due 2009                                          8               8
   7.000% due 2010                                          9              10
   8.000% due 2010                                          1               1
   6.000% due 2011                                        335             339
   7.000% due 2011                                          4               4
   8.000% due 2011                                         19              19
   6.000% due 2012                                          7               7
   8.000% due 2012                                         10              10
   7.000% due 2014                                         66              68
   6.000% due 2016                                         11              11
   6.000% due 2017                                        380             384
   8.000% due 2017                                         22              23
   4.500% due 2018                                      1,968           1,877
   5.000% due 2018                                        536             522
   4.500% due 2019                                        717             684
   5.500% due 2019                                      1,062           1,053
   4.500% due 2020                                        828             788
   5.000% due 2020                                        741             721
   5.500% due 2020                                      3,297           3,269
   9.000% due 2024                                          5               6
   6.500% due 2025                                          7               7
   8.500% due 2025                                         30              32
   9.000% due 2025                                          9               9
   9.000% due 2026                                          1               2
   8.500% due 2027                                        116             124
   6.500% due 2029                                        201             204
   6.500% due 2031                                      1,895           1,933
   5.500% due 2032                                      5,269           5,135
   6.000% due 2032                                        169             169

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.000% due 2032                                        453             463
   5.000% due 2033                                        655             621
   5.500% due 2033                                      8,605           8,380
   6.000% due 2033                                        349             349
   6.500% due 2033                                        675             688
   4.500% due 2034                                        207             190
   5.000% due 2034                                      3,543           3,362
   5.500% due 2034                                      5,497           5,352
   6.000% due 2034                                      1,299           1,297
   6.500% due 2034                                        256             261
   5.000% due 2035                                      9,366           8,857
   5.500% due 2035                                      1,130           1,099
   5.000% due 2036                                     11,127          10,522
GE Capital Commercial Mortgage Corp.
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                    793             775
   Series 2005-C1 Class A5
   4.772% due 06/10/48                                    500             468
   Series 2006-C1 Class A4
   5.519% due 03/10/44                                  1,250           1,220
Ginnie Mae I
   30 Year TBA (I)
   5.000%                                               3,965           3,799
   5.500%                                               6,290           6,174
   6.000%                                               2,200           2,208
   6.500% due 2008                                          9               9
   6.500% due 2009                                        150             153
   7.000% due 2011                                          1               1
   9.500% due 2016                                          1               1
   8.000% due 2017                                         --               1
   10.500% due 2020                                        13              13
   8.000% due 2022                                         29              31
   8.500% due 2022                                         10              10
   8.000% due 2025                                         51              56
   9.000% due 2025                                        261             281
   7.000% due 2029                                          6               7
   8.000% due 2030                                        597             638
   8.500% due 2030                                          6               6
   7.000% due 2031                                        467             485
   8.000% due 2031                                          2               2
   7.000% due 2032                                         23              23
   8.000% due 2032                                         17              18
   5.000% due 2033                                      4,355           4,177
   5.000% due 2035                                      2,211           2,120
   6.000% due 2035                                      6,602           6,631
   5.000% due 2036                                         25              24
Ginnie Mae II
   4.375% due 2023 (E)                                    262             264
   5.125% due 2023 (E)                                    328             329
   4.375% due 2024 (E)                                    221             221
   4.500% due 2035                                      1,049             964

                                                       Diversified Bond Fund  93

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc.
   Series 2005-C1 Class A2
   4.471% due 05/10/43                                    605             585
GMAC Mortgage Corp. Loan Trust
   Series 2005-AR5 Class 5A1 (E)
   5.340% due 09/19/35                                  2,099           2,074
   Series 2005-AR6 Class 3A1
   5.299% due 11/19/35                                  1,089           1,074
   Series 2006-AR1 Class 1A1 (E)
   5.661% due 04/19/36                                  2,814           2,758
Government National Mortgage Association
   Series 2002-61 Class BA
   4.648% due 03/16/26                                    600             589
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                    785             766
   Series 2005-GG3 Class A1
   3.919% due 08/10/42                                  1,013             990
   Series 2005-GG5 Class A41
   5.243% due 04/10/37                                    525             514
GS Mortgage Securities Corp. II
   Series 1998-C1 Class A2
   6.620% due 10/18/30                                  1,434           1,464
   Series 2005-GG4 Class AABA
   4.680% due 07/10/39                                    800             761
   Series 2006-GG6 Class A4
   5.553% due 04/10/38                                    420             414
GSAMP Mortgage Loan Trust
   Series 2004-4 Class 1AF
   5.359% due 06/25/34                                  1,829           1,838
Harborview Mortgage Loan Trust
   Series 2004-4 Class 3A (E)
   2.975% due 06/19/34                                  3,114           3,050
   Series 2005-14 Class 3A1A
   5.225% due 12/19/35                                    331             327
   Series 2006-2 Class 1A
   5.451% due 04/25/36                                    897             895
Impac CMB Trust
   Series 2004-3 Class 1A
   5.209% due 06/25/34                                    261             262
Impac Secured Assets CMN Owner Trust
   Series 2004-3 Class 1A1
   5.159% due 11/25/34                                     34              34
   Series 2005-2 Class A1 (E)
   5.279% due 05/25/36                                  2,399           2,404

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
IndyMac Index Mortgage Loan Trust
   Series 2005-AR1 Class A1
   5.552% due 10/25/35                                  3,426           3,404
   Series 2005-AR1 Class A2
   5.099% due 09/25/35                                    539             518
   Series 2005-AR2 Class 4A1
   5.467% due 11/25/35                                  2,026           2,000
   Series 2006-AR3 Class 2A1A
   6.447% due 03/25/36                                 12,575          12,681
IndyMac Loan Trust
   Series 2004-L1 Class A1 (p)(E)
   5.239% due 07/25/09                                    471             473
   Series 2005-L1 Class A
   5.159% due 06/25/10                                  1,664           1,667
   Series 2005-L2 Class A1 (E)
   5.179% due 01/25/11                                  3,893           3,902
JP Morgan Alternative Loan Trust
   Series 2006-A2 Class 3A1
   5.952% due 05/25/36                                  4,375           4,391
   Series 2006-A2 Class 5A1
   6.360% due 05/25/36                                  2,465           2,485
   Series 2006-S1 Class 1A19
   6.500% due 03/25/36                                  1,879           1,882
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2003-CB7 Class A3
   4.449% due 01/12/38                                  1,250           1,198
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    870             837
   Series 2005-CB1 Class A1
   4.520% due 08/12/37                                  1,480           1,456
   Series 2005-CB1 Class A2
   5.247% due 01/12/43                                  3,515           3,481
   Series 2005-CB1 Class A4
   4.895% due 09/12/37                                     80              75
   Series 2005-FL1 Class A1
   5.011% due 02/15/19                                  2,191           2,191
   Series 2005-LDP Class A1
   5.035% due 12/15/44                                  4,568           4,531
   4.116% due 03/15/46                                    728             713
   Series 2005-LDP Class A3
   4.959% due 08/15/42                                    915             882
   5.375% due 12/15/44                                  3,925           3,843
   Series 2005-LDP Class A4
   4.918% due 10/15/42                                    900             848
   5.346% due 12/15/44                                  1,855           1,793
   Series 2006-CB1 Class A3A (p)
   5.491% due 12/12/44                                  1,875           1,861
   Series 2006-CB1 Class A4
   5.481% due 12/12/44                                    630             618

 94  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-CB1 Class ASB
   5.506% due 12/12/44                                    500             496
   Series 2006-FL1 Class A1A (p)(E)
   4.991% due 02/15/20                                  3,605           3,605
   Series 2006-LDP Class A4
   5.475% due 04/15/43                                  2,515           2,460
JP Morgan Mortgage Trust
   Series 2005-A1 Class 1A1
   5.240% due 02/25/35                                  1,533           1,490
   Series 2005-A2 Class 3A1
   4.912% due 04/25/35                                  1,688           1,669
   Series 2005-A3 Class 2A1
   5.174% due 06/25/35                                  1,846           1,775
   Series 2005-A3 Class 6A1
   4.912% due 06/25/35                                  2,608           2,566
   Series 2005-A4 Class 1A1
   5.410% due 07/25/35                                  1,039           1,018
   Series 2005-A6 Class 2A2
   4.980% due 08/25/35                                  1,715           1,695
   Series 2005-ALT Class 3A1
   5.500% due 10/25/35                                     41              40
   Series 2006-A2 Class 1A1
   5.477% due 04/25/36                                  2,671           2,652
LB-UBS Commercial Mortgage Trust
   Series 2001-C3 Class A1
   6.058% due 06/15/20                                    360             364
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                    759             729
   Series 2004-C2 Class A1
   2.946% due 03/15/29                                  1,867           1,773
   Series 2004-C4 Class A3
   5.155% due 06/15/29                                  1,455           1,436
   Series 2005-C3 Class A5
   4.739% due 07/15/30                                    480             448
   Series 2005-C3 Class AAB
   4.664% due 07/15/30                                    600             569
Lehman Mortgage Trust
   Series 2005-3 Class 1A3
   5.500% due 01/25/36                                  1,605           1,591
Lehman XS Trust (E)
   Series 2005-5N Class A1
   5.259% due 11/25/35                                  1,985           1,969
Mach One Trust Commercial Mortgage-Backed (p)
   Series 2004-1A Class A3
   5.220% due 05/28/40                                  1,480           1,431
Mastr Adjustable Rate Mortgages Trust
   Series 2006-2 Class 3A1
   4.852% due 01/25/36                                  1,300           1,274

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mastr Alternative Loans Trust
   Series 2003-4 Class B1
   5.655% due 06/25/33                                    491             483
Mastr Asset Securitization Trust
   Series 2003-11 Class 6A8 (E)
   5.459% due 12/25/33                                  1,099           1,103
   Series 2005-2 Class 1A1
   5.250% due 11/25/35                                  1,892           1,844
Mastr Reperforming Loan Trust
   Series 2005-1 Class 1A1
   6.000% due 08/25/34                                    917             911
Merrill Lynch Mortgage Investors, Inc.
   Series 2005-A7 Class 2A1
   5.400% due 09/25/35                                  1,965           1,927
Merrill Lynch Mortgage Trust
   Series 2004-MKB Class A2
   4.353% due 02/12/42                                    925             898
   Series 2005-LC1 Class A1
   5.017% due 01/12/44                                  1,729           1,714
   Series 2005-LC1 Class A2
   5.202% due 01/12/44                                  2,580           2,551
   Series 2005-MKB Class A1
   4.446% due 09/12/42                                  1,318           1,293
   Series 2005-MKB Class A4
   5.204% due 09/12/42                                    725             699
MLCC Mortgage Investors, Inc. (E)
   Series 2004-HB1 Class A2
   5.110% due 04/25/29                                    312             313
Morgan Stanley Capital I
   Series 2004-HQ3 Class A1
   3.100% due 01/13/41                                  1,340           1,290
   Series 2004-RR2 Class A2 (p)
   5.450% due 10/28/33                                  1,575           1,541
   Series 2005-HQ5 Class A4
   5.168% due 01/14/42                                  1,150           1,107
   Series 2005-HQ6 Class A4A
   4.989% due 08/13/42                                    720             683
   Series 2005-IQ1 Class AAB
   5.178% due 09/15/42                                    985             962
   Series 2005-IQ9 Class A1
   3.990% due 07/15/56                                    805             786
   Series 2005-T17 Class A5
   4.780% due 12/13/41                                    285             267
   Series 2006-HQ8 Class A4
   5.561% due 03/12/44                                  1,120           1,100
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP Class A3
   6.200% due 07/15/33                                    708             718
Morgan Stanley Mortgage Loan Trust
   Series 2006-3AR Class 2A3
   5.917% due 03/25/36                                    871             873

                                                       Diversified Bond Fund  95

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mortgage Capital Funding, Inc.
   Series 1998-MC2 Class A2
   6.423% due 06/18/30                                  1,374           1,396
Nationslink Funding Corp.
   Series 1999-SL Class A4
   6.654% due 11/10/30                                     94              94
Nomura Asset Acceptance Corp. (E)
   Series 2005-AP1 Class 2A1
   5.109% due 02/25/35                                    127             127
Nomura Asset Securities Corp.
   Series 1998-D6 Class A1B
   6.590% due 03/15/30                                    980           1,001
Novastar NIMs Trust
   Series 2005-N1 Class NOTE
   4.777% due 10/26/35                                    199             199
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   5.359% due 02/25/34                                    118             119
   Series 2004-CL1 Class 2A2
   5.359% due 02/25/19                                     29              29
Residential Accredit Loans, Inc.
   Series 2004-QS5 Class A6 (E)
   5.559% due 04/25/34                                    211             211
   Series 2004-QS8 Class A4 (E)
   5.359% due 06/25/34                                  1,024           1,028
   Series 2005-QA1 Class A41
   5.733% due 09/25/35                                  1,255           1,249
   Series 2005-QA8 Class NB3
   5.517% due 07/25/35                                    713             711
   Series 2005-QO3 Class A1 (E)
   5.359% due 10/25/45                                  2,275           2,281
   Series 2006-QA1 Class A21
   6.009% due 01/25/36                                  4,027           4,041
Residential Asset Securitization Trust (E)
   Series 2003-A15 Class 1A2
   5.409% due 02/25/34                                  1,174           1,177
Residential Funding Mortgage Securities I (E)
   Series 2003-S14 Class A5
   5.359% due 07/25/18                                    607             609
   Series 2003-S5 Class 1A2
   5.409% due 11/25/18                                    586             589
Sequoia Mortgage Trust (E)
   Series 2004-3 Class A
   5.306% due 05/20/34                                  1,991           1,991
Small Business Administration
   Series 1999-P10 Class 1
   7.540% due 08/10/09                                    470             491
   Series 2000-10B Class 1
   7.452% due 09/01/10                                  1,605           1,678

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Small Business Administration Participation
   Certificates
   Series 2005-20G Class 1
   4.750% due 07/01/25                                  2,946           2,773
Structured Adjustable Rate Mortgage Loan Trust
   (E)
   Series 2005-19X Class 1A1
   5.279% due 10/25/35                                  1,958           1,968
Structured Asset Securities Corp.
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                  1,515           1,488
Thornburg Mortgage Securities Trust (E)
   Series 2005-3 Class 3A1
   5.219% due 10/25/35                                  2,266           2,269
   Series 2006-2 Class A1B
   5.009% due 04/25/36                                  2,030           2,030
Wachovia Bank Commercial Mortgage Trust
   Series 2003-C9 Class A1
   3.291% due 12/15/35                                  1,672           1,613
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                  1,510           1,459
   Series 2005-C17 Class A1
   4.430% due 03/15/42                                  3,401           3,344
   Series 2005-C22 Class A3
   5.461% due 12/15/44                                  2,685           2,638
Washington Mutual, Inc.
   Series 2003-S9 Class A2 (E)
   5.509% due 10/25/33                                  1,035           1,041
   Series 2004-AR1 Class A1B1
   5.165% due 11/25/34                                    514             515
   Series 2005-AR1 Class 1A1
   4.843% due 10/25/35                                    851             839
   Series 2005-AR1 Class 3A1 (E)
   5.501% due 08/25/35                                  1,760           1,760
   Series 2005-AR1 Class A1A1 (E)
   5.249% due 10/25/45                                  2,579           2,594
   Series 2005-AR1 Class A1A2 (E)
   5.239% due 11/25/45                                  2,305           2,312
   5.249% due 12/25/45                                  2,996           3,005
   Series 2005-AR1 Class A1C1 (E)
   5.149% due 12/25/45                                  1,117           1,117
   Series 2005-AR6 Class B3
   5.619% due 04/25/45                                    590             588
Wells Fargo Mortgage Backed Securities Trust
   Series 2005-AR1 Class 7A1 (E)
   5.261% due 10/25/35                                  1,576           1,530

 96  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-2 Class 2A3
   5.500% due 03/25/36                                  1,312           1,291
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                  1,080           1,060
                                                                 ------------
                                                                      942,645
                                                                 ------------

Municipal Bonds - 0.3%
Badger TOB Asset Securitization Corp. Revenue
   Bonds, weekly demand
   6.375% due 06/01/32                                    700             749
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   5.000% due 06/01/21                                    605             609
New York City Municipal Water Finance Authority
   Revenue Bonds, weekly demand
   4.750% due 06/15/38                                  2,200           2,164
State of Texas General Obligation Unlimited,
   weekly demand
   4.750% due 04/01/35                                    400             399
Tobacco Settlement Financing Corp. Revenue
   Bonds, weekly demand
   5.500% due 06/01/26                                  1,500           1,535
                                                                 ------------
                                                                        5,456
                                                                 ------------

Non-US Bonds - 0.1%
General Motors Corp.
   8.375% due 07/05/33                           EUR       90              83
Poland Government Bond
   6.000% due 05/24/09                           PLN    2,840             961
Quebec Residual
   Zero coupon due 12/01/36                      CAD    1,200             220
Queensland Treasury Corp.
   6.000% due 06/14/11                           AUD    1,370           1,050
                                                                 ------------
                                                                        2,314
                                                                 ------------

United States Government Agencies - 4.8%
Fannie Mae
   3.375% due 05/15/07                                  4,375           4,296
   6.625% due 10/15/07 (N)                              2,430           2,479
   2.500% due 06/15/08 (N)                              6,075           5,757
   4.875% due 04/15/09 (N)                             12,395          12,302
   3.875% due 02/15/10                                  1,630           1,556
   4.750% due 04/19/10                                  3,845           3,762
   4.125% due 05/15/10                                    625             600
   4.250% due 08/15/10 (N)                              5,400           5,195
   4.375% due 03/15/13 (N)                              1,125           1,064

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Zero coupon due 07/05/14                             2,570           1,662
   5.250% due 03/24/15                                    730             710
   5.000% due 03/15/16                                    640             620
   5.000% due 04/26/17                                  1,755           1,648
   6.625% due 11/15/30                                    500             571
   6.210% due 08/06/38                                    240             261
Federal Home Loan Bank System
   4.625% due 02/08/08 (N)                                305             302
   4.625% due 11/21/08 (N)                              5,710           5,636
   5.000% due 12/21/15                                  1,490           1,445
   5.125% due 08/15/19                                    420             402
Financing Corp.
   Principal Only STRIP
   Zero coupon due 05/11/16                               185             107
   Zero coupon due 06/06/16                               545             313
   Zero coupon due 12/27/16                               645             359
   Zero coupon due 10/06/17                             1,055             566
   Zero coupon due 11/30/17                             1,565             832
   Zero coupon due 02/08/18                               155              81
   Zero coupon due 04/06/18                               785             408
   Zero coupon due 05/11/18                                90              47
   Zero coupon due 08/03/18                             1,455             742
   Zero coupon due 11/02/18                             1,105             555
   Zero coupon due 12/06/18                               765             382
   Zero coupon due 12/27/18                             1,620             806
   Zero coupon due 04/05/19                               875             428
   Zero coupon due 09/26/19                             1,340             638
Freddie Mac
   5.125% due 04/18/08 (N)                              1,920           1,920
   4.875% due 02/17/09 (N)                              2,980           2,959
   6.625% due 09/15/09 (N)                              4,595           4,798
   4.000% due 12/15/09 (N)                              4,515           4,339
   4.750% due 01/18/11                                  1,280           1,252
   4.500% due 11/15/11                                  1,095           1,053
   5.750% due 01/15/12 (N)                              3,195           3,264
   5.125% due 07/15/12 (N)                              3,810           3,772
   4.500% due 01/15/13 (N)                              2,880           2,749
   4.875% due 11/15/13 (N)                                850             827
   5.050% due 01/26/15                                  1,485           1,447
   5.250% due 04/18/16 (N)                              3,025           2,988
   6.750% due 09/15/29                                    845             972
   5.625% due 11/23/35                                    720             674
Tennessee Valley Authority
   6.150% due 01/15/38                                  2,145           2,314
                                                                 ------------
                                                                       91,860
                                                                 ------------

United States Government Treasuries - 15.9%
United States Treasury Inflation Indexed Bonds
   0.875% due 04/15/10                                  2,360           2,244
   3.375% due 01/15/12                                  2,579           2,737

                                                       Diversified Bond Fund  97

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   2.000% due 07/15/14                                  8,074           7,869
   1.625% due 01/15/15                                    156             147
   1.875% due 07/15/15                                  3,698           3,550
   2.375% due 01/15/25                                  6,377           6,300
   2.000% due 01/15/26                                  1,321           1,229
   3.625% due 04/15/28                                    614             739
   3.875% due 04/15/29                                    338             425
United States Treasury Notes
   3.125% due 05/15/07                                  1,805           1,772
   4.375% due 05/15/07                                  4,185           4,162
   6.625% due 05/15/07                                  1,920           1,953
   4.375% due 12/31/07                                  2,510           2,489
   3.000% due 02/15/08                                    130             126
   3.375% due 02/15/08                                  2,685           2,616
   3.750% due 05/15/08                                  3,190           3,121
   3.125% due 09/15/08                                  9,225           8,866
   4.375% due 11/15/08                                 17,080          16,874
   3.250% due 01/15/09                                  9,615           9,222
   3.625% due 07/15/09                                    230             221
   3.625% due 01/15/10                                 12,410          11,877
   4.000% due 03/15/10                                 18,665          18,077
   4.000% due 04/15/10                                    230             223
   3.625% due 06/15/10                                  1,755           1,672
   4.125% due 08/15/10                                  1,560           1,513
   3.875% due 09/15/10                                  2,430           2,331
   4.250% due 10/15/10                                    430             419
   4.500% due 11/15/10                                  3,610           3,550
   4.375% due 12/15/10                                 28,150          27,520
   5.000% due 02/15/11                                    870             874
   4.500% due 02/28/11                                  1,300           1,276
   5.000% due 08/15/11                                  2,985           2,997
   4.375% due 08/15/12                                  8,290           8,026
   4.000% due 11/15/12                                  6,015           5,688
   3.875% due 02/15/13                                    760             712
   4.250% due 08/15/13                                  5,150           4,913
   12.000% due 08/15/13                                   420             484
   4.250% due 11/15/13                                  4,855           4,621
   4.750% due 05/15/14                                  7,050           6,919
   13.250% due 05/15/14                                   680             839
   12.500% due 08/15/14                                 1,235           1,518
   4.250% due 11/15/14                                  4,570           4,320
   4.125% due 05/15/15                                  5,855           5,464
   4.250% due 08/15/15                                  4,960           4,664
   4.500% due 11/15/15                                    640             612
   4.500% due 02/15/16                                    240             230
   9.250% due 02/15/16                                  2,365           3,114
   7.500% due 11/15/16                                  1,605           1,910
   8.750% due 05/15/17                                  1,765           2,292
   8.875% due 08/15/17                                    990           1,300
   8.125% due 08/15/19                                  7,055           8,974
   8.125% due 08/15/21                                 11,670          15,105

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.125% due 02/15/23                                 13,810          16,570
   6.875% due 08/15/25                                  2,285           2,712
   6.000% due 02/15/26                                 10,950          11,861
   5.250% due 02/15/29                                  1,000             992
   6.125% due 08/15/29                                 22,810          25,299
   6.250% due 05/15/30                                  1,490           1,684
   5.375% due 02/15/31                                  5,265           5,344
   4.500% due 02/15/36                                  3,365           3,024
United States Treasury Principal
   Principal Only STRIP
   Zero coupon due 11/15/21                             3,640           1,590
                                                                 ------------
                                                                      299,772
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,825,046)                                                   1,792,022
                                                                 ------------

PREFERRED STOCKS - 0.1%
Auto & Transportation - 0.0%
General Motors Corp.                                   23,425             387
                                                                 ------------

Financial Services - 0.1%
DG Funding Trust (f)(p)                                   103           1,093
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,512)                                                           1,480
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Sept 2006 94.75 Call (13)                            3,079               4
   Sept 2006 95.00 Call (20)                            4,750               1
   Sept 2006 92.75 Put (430)                           99,706               3
   Sept 2006 94.00 Put (100)                           23,500               1
   Dec 2006 91.75 Put (92)                             21,103               1
   Dec 2006 92.00 Put (183)                            42,090               1
   Dec 2006 92.25 Put (192)                            44,280               1
   Dec 2006 92.50 Put (222)                            51,338               1
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $37)                                                                 13
                                                                 ------------


 98  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 20.7%
American General Finance Corp.
   Series MTNG
   4.980% due 03/23/07                                    100             100
ASIF Global Financing
   4.950% due 05/30/06                                  2,000           2,000
BNP Paribas Financial, Inc. (z)
   4.660% due 05/22/06 (c)                              2,900           2,892
   5.000% due 08/28/06                                  7,900           7,768
Canada Government (z)
   4.780% due 09/20/06                                    340             333
CIT Group, Inc.
   4.949% due 02/15/07                                  2,000           2,003
Countrywide Home Loans, Inc.
   Series MTNJ
   5.500% due 08/01/06                                  1,600           1,601
   Series MTNK
   5.500% due 02/01/07                                    110             110
DaimlerChrysler NA Holding Corp. (E)
   5.380% due 05/24/06                                    400             400
Danske Corp. (z)
   4.700% due 06/01/06 (c)                              1,800           1,793
   4.710% due 06/02/06 (c)                              1,600           1,593
   4.740% due 06/08/06 (c)                                600             597
   4.980% due 07/26/06                                  6,800           6,713
Dexia Del LLC (z)
   4.840% due 06/27/06 (c)                              3,500           3,473
   4.980% due 07/25/06                                  7,300           7,213
DNB NOR Bank ASA (z)
   4.650% due 06/08/06 (c)                              9,900           9,851
   4.990% due 08/18/06                                  1,000             985
Duke Capital LLC
   4.302% due 05/18/06                                    170             170
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     60              60
Fannie Mae
   4.810% due 09/22/06                                  1,200           1,200
   3.550% due 01/12/07 (N)                              5,625           5,561
   7.000% due 04/01/07                                      3               3
Fannie Mae Discount Notes (c)(z)
   4.669% due 05/01/06                                    200             200
   Zero coupon due 05/15/06 (sec.)                        495             494
Ford Motor Credit Co.
   5.700% due 11/16/06 (E)                                900             896
   5.880% due 03/21/07                                  1,800           1,773
France Treasury Bill BTF
   Zero coupon due 08/03/06                      EUR    1,130           1,416
France Treasury Bills BTF (z)
   2.440% due 05/04/06                           EUR    2,400           3,027

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Frank Russell Investment Company Money Market
   Fund                                           163,090,032         163,090
General Electric Capital Corp.
   4.600% due 05/09/06 (c)(z)                           8,600           8,591
   4.960% due 03/09/07                                  2,200           2,202
General Motors Acceptance Corp.
   5.645% due 05/18/06                                    600             600
   6.125% due 02/01/07                                    250             246
   6.150% due 04/05/07                                    170             167
German Treasury Bill
   Zero coupon due 07/12/06                      EUR      600             753
   Zero coupon due 09/13/06                      EUR    1,700           2,123
Goldman Sachs Group, Inc.
   Series MTNB
   4.866% due 08/01/06 (E)                              3,000           3,001
   5.060% due 03/30/07                                  2,000           2,002
HBOS Treasury Service PLC (z)
   4.660% due 05/17/06 (c)                              3,100           3,094
   4.985% due 07/26/06                                  7,600           7,509
HSBC Finance Corp.
   4.870% due 02/09/07                                  2,000           2,003
Ixis Capital Corp. (c)(z)
   4.600% due 05/04/06                                  9,900           9,896
Merrill Lynch & Co., Inc.
   5.280% due 10/27/06                                  2,000           2,002
   Series MTNC
   4.400% due 03/12/07                                    340             338
Metropolitan Life Global Funding I
   4.987% due 03/16/07                                  2,000           2,001
Morgan Stanley
   5.185% due 01/12/07                                  2,000           2,002
Nordea North America, Inc. (c)(z)
   4.605% due 05/09/06                                    700             699
Rabobank USA Financial Corp. (c)(z)
   4.820% due 05/01/06                                  9,900           9,900
Skandinaviska Enskilda Banken
   4.780% due 06/09/06 (c)(z)                           9,900           9,849
   4.830% due 06/22/06 (c)(z)                           1,100           1,092
Societe Generale NA (c)(z)
   4.670% due 05/22/06                                  2,900           2,892
   4.760% due 06/12/06                                  7,900           7,856
Spintab Swedmortgage AB (c)(z)
   4.700% due 05/26/06                                    700             698
Sprint Capital Corp.
   6.000% due 01/15/07                                  1,225           1,230
Svenska Handelsbanken (z)
   4.890% due 07/06/06                                  1,400           1,387
Swedbank (c)(z)
   4.605% due 05/09/06                                  9,900           9,890
Total Fina Elf (c)(z)
   4.830% due 05/01/06                                  9,900           9,900

                                                       Diversified Bond Fund  99

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UBS Financial Del, LLC
   4.640% due 06/06/06 (c)(z)                           8,700           8,660
   4.990% due 08/22/06                                  2,200           2,165
United States Treasury Bills (z)(sec.)
   4.549% due 06/01/06 (c)                                 30              30
   4.559% due 06/01/06 (c)                                100             100
   4.569% due 06/01/06 (c)                                 60              60
   4.573% due 06/01/06 (c)                                 20              20
   4.583% due 06/01/06 (c)                                100             100
   4.588% due 06/01/06 (c)                                 30              30
   4.625% due 06/01/06 (c)                              1,610           1,604
   4.594% due 06/15/06 (c)                                500             497
   4.597% due 06/15/06 (c)                                 20              20
   4.607% due 06/15/06 (c)                                 30              30
   4.609% due 06/15/06 (c)                                295             293
   4.614% due 06/15/06 (c)                                 40              40
   4.633% due 06/15/06 (c)                                 70              70
   4.641% due 06/15/06 (c)                                 40              40
   4.646% due 06/15/06 (c)                                 60              60
   4.652% due 06/15/06 (c)                                 50              50
   4.656% due 06/15/06 (c)                                 20              20
   4.659% due 06/15/06 (c)                                120             119
   4.661% due 06/15/06 (c)                                 30              30
   4.674% due 06/15/06 (c)                                120             119
   4.745% due 08/31/06                                     50              49
   4.759% due 08/31/06                                    100              98
United States Treasury Notes
   2.500% due 10/31/06                                  9,780           9,663
   2.875% due 11/30/06                                 16,210          16,018
   3.000% due 12/31/06                                  5,760           5,686
   3.750% due 03/31/07                                    600             594
   3.625% due 04/30/07                                  2,220           2,198
Westpac Banking Corp. (c)(z)
   4.700% due 05/23/06                                  1,000             997
Westpactrust Securities, Ltd. (c)(z)
   4.660% due 05/22/06                                 10,000           9,973
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $390,772)                                                       390,671
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 22.2%
Frank Russell Investment Company
   Money Market Fund (X)                          109,818,587         109,819
State Street Securities Lending Quality Trust
   (X)                                            309,372,839         309,373
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $419,192)                                                       419,192
                                                                 ------------

TOTAL INVESTMENTS - 137.8%
(identified cost $2,636,559)                                        2,603,378

OTHER ASSETS AND LIABILITIES,
NET - (37.8%)                                                        (714,336)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,889,042
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 100  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures (CME)
   expiration date 09/06 (114)                             27,007                (35)
   expiration date 12/06 (524)                            124,129               (445)
   expiration date 03/07 (504)                            119,435               (482)
   expiration date 06/07 (321)                             76,085               (279)
   expiration date 09/07 (360)                             85,334               (245)
   expiration date 12/07 (214)                             50,721               (163)
   expiration date 03/08 (33)                               7,820                 (4)

United States Treasury Bonds expiration date
   06/06 (125)                                             13,355               (460)

United States Treasury 2 Year Notes
   expiration date 06/06 (195)                             39,728                (66)

United States Treasury 5 Year Notes
   expiration date 06/06 (731)                             76,138               (480)

United States Treasury 10 Year Notes
   expiration date 06/06 (451)                             47,616               (302)
Short Positions
United States Treasury Bonds
   expiration date 06/06 (141)                             15,065                515
United States Treasury 10 Year Notes
   expiration date 06/06 (131)                             13,827                124
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (2,322)
                                                                     ===============
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Sep 2006 95.25 Call (20)                                 4,763                 --
   Sep 2006 95.50 Call (13)                                 3,104                 --
   Sep 2006 95.00 Put (25)                                  5,937                (18)
   Sep 2006 95.25 Put (53)                                 12,621                (66)
   Sep 2006 95.50 Put (13)                                  3,104                (24)
   Dec 2006 95.00 Put (38)                                  9,025                (31)
   Dec 2006 95.25 Put (346)                                82,391               (454)
   Dec 2006 95.50 Put (26)                                  6,208                (49)
   Mar 2007 94.75 Put (12)                                  2,843                 (7)
   Mar 2007 95.25 Put (14)                                  3,334                (19)

United States Treasury Notes
   10 Year Futures
   May 2006 106.00 Call (34)                                3,604                (10)
   May 2006 108.00 Call (24)                                2,592                 --
   May 2006 109.00 Call (55)                                5,995                 (1)
   Aug 2006 107.00 Call (14)                                1,498                 (6)
   May 2006 105.00 Put (124)                               13,020                (31)
   May 2006 108.00 Put (27)                                 2,916                (66)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $507)                                                     (782)
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                      Diversified Bond Fund  101

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           1,043   AUD            1,401    05/10/06                 22
USD             363   CNY            2,809    03/19/07                 --
USD             547   EUR              440    05/03/06                  8
USD           1,546   EUR            1,256    05/10/06                 40
USD           4,852   EUR            3,999    05/10/06                197
USD           6,136   EUR            5,071    05/10/06                267
USD           4,609   EUR            3,731    05/25/06                107
USD           1,386   EUR            1,120    06/23/06                 32
USD           4,447   EUR            3,720    06/23/06                263
USD             214   GBP              120    05/03/06                  5
USD           1,611   GBP              918    05/03/06                 63
USD           1,871   GBP            1,038    06/15/06                 23
USD             178   JPY           20,400    05/01/06                  1
USD              65   JPY            7,572    05/15/06                  2
USD              90   JPY           10,559    05/15/06                  3
USD              90   JPY           10,599    05/15/06                  3
USD             153   JPY           17,945    05/15/06                  5
USD             159   JPY           18,558    05/15/06                  5
USD             488   JPY           56,975    05/15/06                 14
USD             515   JPY           60,255    05/15/06                 15
USD           1,381   JPY          161,041    05/15/06                 37
USD           1,413   JPY          162,000    05/15/06                 13
USD           3,274   JPY          384,022    05/15/06                107
USD             665   JPY           77,783    05/23/06                 21
USD           1,293   JPY          143,730    09/20/06                 (5)
USD           1,392   JPY          160,120    09/20/06                 43
USD           1,403   JPY          158,650    09/20/06                 18
USD           2,716   JPY          302,930    09/20/06                 (1)
USD             973   PLN            3,025    05/10/06                 13
AUD           1,401   USD            1,024    05/10/06                (40)
AUD           1,401   USD            1,041    08/08/06                (22)
EUR           5,071   USD            6,248    05/10/06               (155)
EUR           5,255   USD            6,355    05/10/06               (281)
EUR             410   USD              495    06/23/06                (24)
EUR             550   USD              675    06/23/06                (22)
EUR             550   USD              668    06/23/06                (29)
EUR           1,120   USD            1,396    06/23/06                (22)
EUR           6,481   USD            7,939    06/30/06               (270)
GBP           1,038   USD            1,870    05/03/06                (23)
JPY          20,400   USD              179    05/01/06                 --
JPY          20,400   USD              179    05/23/06                 (1)
JPY         160,120   USD            1,427    09/20/06                 (8)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY         302,380   USD            2,648    09/20/06                (61)
PLN           3,025   USD              965    05/10/06                (21)
PLN           3,025   USD              975    08/08/06                (13)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                 329
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 102  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAP CONTRACTS
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               MARKET
        COUNTER              NOTIONAL                                                    TERMINATION           VALUE
         PARTY                AMOUNT         FUND RECEIVES           FUND PAYS               DATE                $
-----------------------   --------------   ------------------   --------------------   ----------------   ----------------
Bank of America             USD    1,100   5.000%               Three Month LIBOR          06/21/36                   (113)
Barclays Bank PLC           GBP    7,700   5.000%               Six Month LIBOR            06/15/07                     23
Barclays Bank PLC           USD    8,300   5.000%               Three Month LIBOR          06/21/08                    (49)
                                                                Consumer Price Index
BNP Paribas                 EUR    1,300   2.090%               (France)                   10/15/10                     --
Deutsche Bank AG            USD    1,000   5.000%               Three Month LIBOR          06/21/36                   (103)
Goldman Sachs               USD      700   5.000%               Three Month LIBOR          06/21/16                    (31)
Lehman Brothers             GBP    4,200   4.500%               Six Month LIBOR            09/20/09                    (88)
Lehman Brothers             USD    5,400   5.000%               Three Month LIBOR          06/21/11                    (96)
Lehman Brothers             USD      500   5.000%               Three Month LIBOR          12/15/35                    (31)
Merrill Lynch               GBP   10,500   4.500%               Six Month LIBOR            09/20/09                   (220)
Merrill Lynch               GBP      200   4.000%               Six Month LIBOR            12/15/35                      6
                                                                                                          ----------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($0)                               (702)
                                                                                                          ================

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Asset-Backed Securities                                       7.5
Corporate Bonds and Notes                                    13.5
International Debt                                            2.8
Mortgage-Backed Securities                                   49.9
Municipal Bonds                                               0.3
Non-US Bonds                                                  0.1
United States Government Agencies                             4.8
United States Government Treasuries                          15.9
Preferred Stocks                                              0.1
Options Purchased                                              --*
Short-Term Investments                                       20.7
Other Securities                                             22.2
                                                  ---------------
Total Investments                                           137.8
Other Assets and Liabilities, Net                           (37.8)
                                                  ---------------

                                                            100.0
                                                  ===============
Futures Contracts                                            (0.1)
Options Written                                               (--)*
Foreign Currency Exchange Contracts                            --*
Interest Rate Swap Contracts                                  (--)*

* Less than .05% of net assets.

  See accompanying notes which are an integral part of the financial statements.

                                                      Diversified Bond Fund  103

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,001.70      $     1,015.57
Expenses Paid During
Period*                       $         9.23      $         9.30

* Expenses are equal to the Fund's annualized expense ratio of 1.86% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,005.50      $     1,019.29
Expenses Paid During
Period*                       $         5.52      $         5.56

* Expenses are equal to the Fund's annualized expense ratio of 1.11% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,006.70      $     1,020.53
Expenses Paid During
Period*                       $         4.28      $         4.31

* Expenses are equal to the Fund's annualized expense ratio of 0.86% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 104  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 83.8%
Asset-Backed Securities - 6.7%
AAA Trust (p)
   Series 2005-2 Class A1
   5.059% due 11/26/35                                    452             452
ABSC NIMs Trust (p)
   Series 2004-HE1 Class A
   7.000% due 01/17/34                                     12              12
Accredited Mortgage Loan Trust (E)
   Series 2004-2 Class A2
   5.259% due 07/25/34                                    493             495
ACE Securities Corp. (E)
   Series 2004-IN1 Class A1
   5.279% due 05/25/34                                  1,452           1,457
   Series 2005-SD3 Class A
   5.359% due 08/25/45                                  2,907           2,908
   Series 2006-HE2 Class A2A
   5.060% due 05/25/36                                  3,100           3,100
Aegis Asset Backed Securities Trust (E)
   Series 2005-4 Class 1A1
   5.069% due 10/25/35                                  1,528           1,528
Alliance Capital Funding LLC (p)
   Series 1998-1 Class A3
   5.840% due 02/15/10                                     39              38
American Airlines, Inc.
   6.817% due 05/23/11                                    380             373
American Express Credit Account Master Trust (E)
   Series 2002-1 Class A
   5.011% due 09/15/09                                  1,600           1,601
   Series 2002-2 Class A
   5.011% due 11/16/09                                  2,175           2,178
   Series 2002-3 Class A
   5.011% due 12/15/09                                  3,500           3,504
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   7.459% due 02/25/33                                    450             453
   Series 2004-R10 Class A5
   5.349% due 11/25/34                                    656             657
   Series 2004-R8 Class A5
   5.329% due 09/25/34                                  3,355           3,362
   Series 2005-R4 Class A2B
   5.099% due 07/25/35                                  1,210           1,210
   Series 2006-R1 Class A2C
   5.149% due 03/25/36                                    820             821
Argent Securities, Inc. (E)
   Series 2004-W3 Class A2
   5.179% due 02/25/34                                     18              18
Asset Backed Funding Certificates (E)
   Series 2005-WF1 Class A2A
   5.039% due 01/25/35                                    241             241

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BA Master Credit Card Trust (E)
   Series 1999-C Class A
   5.151% due 08/15/08                                  2,000           2,001
Bayview Financial Acquisition Trust
   Series 2006-A Class 1A3
   5.865% due 02/28/41                                  1,090           1,065
Bear Stearns Asset Backed Securities, Inc. (E)
   Series 2004-BO1 Class 1A1
   5.159% due 09/25/34                                    782             783
   Series 2005-AQ1 Class 2A1
   5.179% due 03/25/35                                  1,675           1,675
   Series 2005-HE8 Class A1
   5.079% due 08/25/35                                    857             857
Burlington Northern and Santa Fe Railway Co.
   4.575% due 01/15/21                                    198             185
Capital Auto Receivables Asset Trust
   Series 2003-3 Class A3B (E)
   4.981% due 01/15/08                                  1,041           1,041
   Series 2004-2 Class A2
   3.350% due 02/15/08                                    900             891
Carrington Mortgage Loan Trust (E)
   Series 2005-NC3 Class A1A
   5.039% due 06/25/35                                    664             664
   Series 2005-NC4 Class A1
   5.109% due 09/25/35                                  1,125           1,125
   Series 2005-OPT Class A1A
   5.049% due 05/25/35                                    150             150
Cendant Timeshare Receivables Funding LLC (p)
   Series 2004-1A Class A1
   3.670% due 05/20/16                                    186             179
Chancellor/Triton CBO, Ltd. (p)
   Series 1998-1A Class A1
   6.710% due 08/05/10                                    183             176
Citibank Credit Card Issuance Trust
   Series 2000-A3 Class A3
   6.875% due 11/16/09                                    900             922
Citifinancial Mortgage Securities, Inc.
   Series 2003-3 Class AF2
   3.082% due 08/25/33                                     78              78
   Series 2003-4 Class AF3
   3.221% due 10/25/33                                    206             205
Conseco Finance (E)
   Series 2000-C Class A
   5.271% due 12/15/29                                    352             352

                                                    Multistrategy Bond Fund  105

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Asset-Backed Certificates
   Series 2004-13 Class AF2
   3.683% due 08/25/24                                    695             692
   Series 2004-BC1 Class M1 (E)
   5.459% due 02/25/34                                    545             548
   Series 2004-S1 Class A2
   3.872% due 03/25/20                                    745             732
   Series 2005-12 Class 2A2
   4.898% due 06/25/32                                  1,420           1,405
   Series 2005-16 Class 2AF1 (E)
   5.109% due 05/25/36                                  2,708           2,709
   Series 2005-17 Class 1AF1 (E)
   5.159% due 12/25/36                                  4,815           4,815
   Series 2005-3 Class AF1A (E)
   5.079% due 08/25/35                                    182             182
   Series 2005-AB3 Class 2A1 (E)
   5.079% due 02/25/36                                  1,692           1,693
   Series 2006-3 Class 2A2 (E)
   5.139% due 02/25/36                                  1,790           1,791
   Series 2006-S2 Class A2
   5.627% due 07/15/27                                  1,310           1,309
Credit-Based Asset Servicing and Securitization
   Series 2005-CB4 Class AV1 (E)
   5.059% due 08/25/35                                  1,138           1,138
   Series 2005-CB5 Class AV1 (E)
   5.069% due 08/25/35                                  1,390           1,390
   Series 2005-CB8 Class AF1B
   5.451% due 12/25/35                                  1,031           1,026
Entergy Gulf States, Inc. (E)
   5.220% due 12/01/09                                    335             331
Equifirst Mortgage Loan Trust (E)
   Series 2005-1 Class A1
   5.019% due 04/25/35                                    406             406
Fannie Mae Grantor Trust
   Series 2003-T4 Class 2A5
   4.907% due 09/26/33                                  1,502           1,483
FBR Securitization Trust (E)
   Series 2005-4 Class AV21
   5.079% due 10/25/35                                  1,920           1,920
FHA 221D4
   7.430% due 07/02/22                                     95              96
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2005-FF7 Class A2
   5.059% due 07/25/35                                  1,297           1,297
   Series 2006-FF2 Class A2
   5.029% due 02/25/36                                  2,326           2,326
Fremont Home Loan Trust (E)
   Series 2005-E Class 2A1
   5.049% due 01/25/36                                  1,098           1,099

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GE Capital Credit Card Master Note Trust (E)
   Series 2004-1 Class A
   4.951% due 06/15/10                                  1,500           1,501
   Series 2004-2 Class A
   4.941% due 09/15/10                                  1,950           1,951
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-1 Class A
   4.973% due 07/20/08                                  1,850           1,850
   Series 2004-2 Class A
   5.003% due 07/20/09                                  1,900           1,902
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                  1,570           1,545
Golden Tree High Yield Opportunities, LP
   Series 2000-1 Class C1
   9.404% due 10/31/07                                  1,100           1,100
GSAA Home Equity Trust
   Series 2006-4 Class 1A2
   5.989% due 03/25/36                                  1,755           1,748
GSAA Trust
   Series 2004-4N Class NOTE (p)
   6.250% due 05/25/34                                     78              78
   Series 2006-2 Class 2A3 (E)
   5.229% due 12/25/35                                  1,890           1,894
GSAMP Trust
   Series 2003-HE2 Class M1 (E)
   5.609% due 08/25/33                                    975             979
   Series 2004-NC1 Class A3 (E)
   5.349% due 03/25/34                                    679             679
   Series 2005-AHL Class A1 (E)
   5.049% due 04/25/35                                    191             191
   Series 2005-HE4 Class A2A (E)
   5.079% due 07/25/45                                  1,429           1,429
   Series 2005-S2 Class A (E)
   5.129% due 11/25/34                                    857             858
   Series 2006-S3 Class A1
   6.085% due 05/25/36                                  1,760           1,760
Harley-Davidson Motorcycle Trust
   Series 2004-2 Class A1
   2.180% due 01/15/09                                    341             339
Home Equity Asset Trust (E)
   Series 2003-5 Class M1
   5.659% due 12/25/33                                  1,425           1,432
   Series 2005-2 Class 2A2
   5.159% due 07/25/35                                    980             981
IXIS Real Estate Capital Trust (E)
   Series 2005-HE2 Class A1
   5.039% due 09/25/35                                     91              91

 106  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lehman XS Trust (E)
   Series 2005-1 Class 2A2
   4.660% due 05/25/08                                  1,102           1,106
Long Beach Mortgage Loan Trust (E)
   Series 2005-2 Class 2A1
   5.039% due 10/01/09                                    206             206
Mastr Asset Backed Securities Trust (E)
   Series 2003-WMC Class M2
   6.609% due 08/25/33                                    836             839
   Series 2005-OPT Class A3
   5.049% due 03/25/35                                    325             325
MBNA Credit Card Master Note Trust (E)
   Series 2002-A10 Class A10
   5.041% due 02/16/10                                  2,175           2,179
MBNA Master Credit Card Trust USA
   Series 2000-D Class A (E)
   5.101% due 09/15/09                                  2,925           2,930
   Series 2000-E Class A
   7.800% due 10/15/12                                    600             657
Merrill Auto Trust Securitization (E)
   Series 2005-1 Class A2B
   4.969% due 04/25/08                                  2,061           2,061
Merrill Lynch Mortgage Investors, Inc.
   Series 2005-NCB Class A1A
   5.451% due 07/25/36                                    507             505
   Series 2005-SL1 Class A (E)
   5.159% due 06/25/35                                    514             514
   Series 2005-WMC Class A2A (E)
   5.059% due 09/25/35                                     13              13
   Series 2006-AR1 Class A2C (E)
   5.149% due 03/25/37                                  1,580           1,580
Metris Master Trust (E)
   Series 2001-2 Class A
   5.243% due 11/20/09                                    900             900
Mid-State Trust
   Series 2003-11 Class A1
   4.864% due 07/15/38                                    161             149
   Series 2004-1 Class A
   6.005% due 08/15/37                                    214             215
   Series 2005-1 Class A
   5.745% due 01/15/40                                    217             211
Morgan Stanley ABS Capital I (E)
   Series 2003-NC8 Class M3
   7.059% due 09/25/33                                  1,115           1,129
New Century Home Equity Loan Trust (E)
   Series 2004-4 Class M2
   5.489% due 02/25/35                                  1,205           1,211
Novastar Home Equity Loan (E)
   Series 2005-1 Class A2A
   5.079% due 06/25/35                                    563             563

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Option One Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   6.659% due 04/25/33                                  1,250           1,258
   Series 2003-3 Class M3
   6.959% due 06/25/33                                    775             781
   Series 2003-4 Class M2
   6.609% due 07/25/33                                    730             737
   Series 2005-4 Class A3
   5.219% due 11/25/35                                  1,605           1,609
Ownit Mortgage Loan Asset Backed Certificates
   Series 2005-2 Class A2A (E)
   5.069% due 03/25/36                                    356             356
   Series 2006-2 Class A2B
   5.633% due 01/25/37                                    470             469
Park Place Securities, Inc. (E)
   Series 2004-WWF Class A1D
   5.419% due 02/25/35                                  3,845           3,853
   Series 2005-WCW Class M1
   5.409% due 09/25/35                                  1,195           1,199
   Series 2005-WHQ Class A2A
   5.039% due 06/25/35                                    402             402
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                    445             439
   Series 2005-6 Class A3
   5.680% due 01/25/36                                  1,290           1,280
Power Contract Financing LLC (p)
   6.256% due 02/01/10                                    450             452
Quest Trust (E)(p)
   Series 2005-X2 Class A1
   5.039% due 10/25/35                                    599             599
RAAC Series (E)
   Series 2006-SP1 Class A1
   5.059% due 09/25/45                                  1,617           1,617
Renaissance Home Equity Loan Trust
   Series 2004-4 Class AF2
   3.856% due 02/25/35                                    696             691
   Series 2005-2 Class AF2
   4.361% due 08/25/35                                  1,385           1,364
   Series 2005-4 Class A2
   5.399% due 02/25/36                                    575             572
   Series 2005-4 Class A3
   5.565% due 02/25/36                                    360             357
   Series 2006-1 Class AF6
   5.746% due 05/25/36                                  1,020           1,010

                                                    Multistrategy Bond Fund  107

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc.
   Series 2003-RS1 Class AI6A
   5.980% due 12/25/33                                  1,160           1,165
   Series 2004-RS1 Class AI2
   3.620% due 07/25/26                                    468             466
   Series 2004-RS8 Class AI2
   3.810% due 01/25/26                                    171             171
   Series 2004-RZ2 Class AI3
   4.300% due 01/25/31                                    480             474
   Series 2005-RS1 Class AII1 (E)
   5.069% due 01/25/35                                    255             255
Residential Asset Securities Corp.
   Series 2001-KS3 Class AII (E)
   5.189% due 09/25/31                                    325             326
   Series 2003-KS1 Class M2 (E)
   6.709% due 01/25/33                                    430             432
   Series 2003-KS2 Class MI1
   4.800% due 04/25/33                                  2,540           2,463
   Series 2003-KS4 Class AIIB (E)
   5.249% due 06/25/33                                    877             878
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                  1,830           1,819
   Series 2006-KS3 Class AI3 (E)
   4.992% due 04/25/36                                  1,155           1,156
Saxon Asset Securities Trust (E)
   Series 2005-1 Class A2A
   5.069% due 05/25/35                                     32              32
   Series 2005-2 Class A2A
   5.049% due 09/25/35                                    761             761
Securitized Asset Backed Receivables LLC Trust
   (E)
   Series 2006-WM1 Class A2A
   5.029% due 12/25/35                                  1,524           1,524
Sharp SP I LLC Net Interest Margin Trust (p)
   Series 2004-HE1 Class N
   6.900% due 11/25/33                                      8               8
Sharps SP I , LLC
   6.850% due 03/01/23                                      2               2
   7.000% due 01/25/34                                     90              90
SLM Student Loan Trust (E)
   Series 2004-9 Class A2
   5.120% due 10/25/12                                    337             336
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                    102             107
Small Business Administration Participation
   Certificates
   7.500% due 04/01/17                                  1,794           1,872
Specialty Underwriting & Residential Finance (E)
   Series 2005-BC2 Class A2A
   5.059% due 12/25/35                                    472             472

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Structured Asset Investment Loan Trust (E)
   Series 2003-BC1 Class 3A5
   5.439% due 10/25/33                                    220             220
   Series 2005-2 Class A2
   5.079% due 03/25/35                                    204             204
   Series 2005-3 Class M2
   5.399% due 04/25/35                                    675             677
   Series 2005-5 Class A6
   5.049% due 06/25/35                                    438             438
   Series 2005-HE1 Class A1
   5.059% due 07/25/35                                  1,188           1,188
Structured Asset Securities Corp.
   Series 2001-SB1 Class A2
   3.375% due 08/25/31                                    530             478
   Series 2004-16X Class A2
   4.910% due 08/25/34                                    934             929
   Series 2004-19X Class A2
   4.370% due 10/25/34                                  2,125           2,106
   Series 2005-GEL Class A (E)
   5.309% due 12/25/34                                  1,554           1,555
   Series 2005-S2 Class A2 (E)
   5.159% due 06/25/35                                  2,350           2,351
   Series 2005-WMC Class A1 (E)
   5.039% due 01/25/35                                    336             336
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    474             463
Tenaska Alabama Partners, LP (p)
   7.000% due 06/30/21                                    320             317
Terwin Mortgage Trust (E)
   Series 2004-22S Class A
   5.349% due 11/25/35                                    222             222
   Series 2005-8HE Class A1 (p)
   5.079% due 07/25/35                                    724             724
TXU Electric Delivery Transition Bond Co.
   Series 2004-1 Class A2
   4.810% due 11/17/14                                    300             290
World Financial Properties (p)
   6.910% due 09/01/13                                    643             674
   6.950% due 09/01/13                                    190             199
                                                                 ------------
                                                                      151,971
                                                                 ------------

 108  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Corporate Bonds and Notes - 14.5%
Abitibi-Consolidated Finance, LP (N)
   7.875% due 08/01/09                                    920             925
AIG SunAmerica Global Financing VI (p)
   6.300% due 05/10/11                                  1,230           1,269
Amerada Hess Corp.
   6.650% due 08/15/11                                    715             745
   7.300% due 08/15/31                                    630             685
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                    100              99
American Express Credit Corp. (E)
   5.083% due 03/02/09                                  1,800           1,800
American General Finance Corp.
   Series MTNH
   4.625% due 09/01/10                                     45              43
   Series MTNI
   4.625% due 05/15/09                                    220             216
American International Group, Inc. (p)
   4.700% due 10/01/10                                  1,470           1,422
   5.050% due 10/01/15 (N)                              1,750           1,648
American RE Corp.
   Series B
   7.450% due 12/15/26                                  1,445           1,537
AmerisourceBergen Corp. (p)
   5.625% due 09/15/12                                  1,305           1,275
Arizona Public Service Co.
   5.800% due 06/30/14                                    550             535
AT&T Corp.
   9.050% due 11/15/11                                    885             954
   9.750% due 11/15/31                                    685             812
AT&T, Inc. (E)
   4.951% due 11/14/08                                  3,400           3,407
Atmos Energy Corp. (E)
   5.443% due 10/15/07                                    625             626
Avista Capital Trust III
   6.500% due 04/01/34                                    851             840
Avista Corp.
   9.750% due 06/01/08                                    610             656
Axa Financial, Inc.
   6.500% due 04/01/08                                    325             331
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                  3,890           3,981
Ball Corp.
   6.625% due 03/15/18                                    490             476
Bank of America Corp.
   7.800% due 02/15/10                                    460             495
Barclays Bank PLC
   6.278% due 12/15/34                                    200             182
BellSouth Corp.
   4.200% due 09/15/09                                    465             446
   6.550% due 06/15/34                                    340             335

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    620             635
Boston Scientific Corp. (N)
   6.250% due 11/15/15                                  1,115           1,102
Bowater, Inc.
   9.000% due 08/01/09                                    810             842
Burlington Northern Santa Fe Corp.
   6.750% due 07/15/11                                    290             305
   6.875% due 12/01/27                                     55              59
   6.750% due 03/15/29                                    110             116
Campbell Soup Co.
   5.875% due 10/01/08                                    430             434
Carolina Power & Light Co.
   6.500% due 07/15/12                                     50              52
Caterpillar Financial Services Corp.
   Series MTNF
   4.840% due 08/20/07 (E)                                470             470
   3.625% due 11/15/07                                    160             156
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    470             464
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                  1,745           1,926
Centex Corp. (E)
   4.930% due 08/01/07                                    736             736
Chemtura Corp.
   6.875% due 06/01/16                                    325             324
Cincinnati Gas & Electric
   5.700% due 09/15/12                                    370             367
Cingular Wireless Services, Inc.
   8.750% due 03/01/31                                    410             515
CIT Group, Inc.
   5.750% due 09/25/07                                    345             347
   3.650% due 11/23/07                                    260             254
   6.875% due 11/01/09 (N)                                140             146
   4.125% due 11/03/09                                    225             215
Citicorp
   Series MTNF
   6.375% due 11/15/08                                    265             272
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   4.890% due 03/07/08                                  1,800           1,800

                                                    Multistrategy Bond Fund  109

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citigroup, Inc.
   4.200% due 12/20/07 (N)                              3,600           3,536
   3.500% due 02/01/08                                  3,110           3,020
   6.500% due 01/18/11                                  1,655           1,720
   4.700% due 05/29/15                                    815             753
   5.875% due 02/22/33                                  1,545           1,455
Citizens Communications Co.
   9.250% due 05/15/11                                    635             698
Clear Channel Communications, Inc.
   6.250% due 03/15/11                                  2,210           2,205
   5.750% due 01/15/13                                    275             261
Clorox Co.
   5.025% due 12/14/07 (E)                                705             706
   4.200% due 01/15/10                                    525             500
   5.000% due 01/15/15                                    340             319
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                    315             308
Comcast Cable Communications
   8.375% due 05/01/07                                    110             113
   6.750% due 01/30/11                                    425             442
Comcast Corp.
   5.900% due 03/15/16                                    445             436
   6.500% due 11/15/35                                    580             555
   6.450% due 03/15/37                                    410             390
ConAgra Foods, Inc.
   7.000% due 10/01/28 (N)                                215             217
   8.250% due 09/15/30                                    275             315
Consolidated Natural Gas Co.
   5.000% due 12/01/14                                    395             366
   Series C
   6.250% due 11/01/11                                    155             158
Consumers Energy Co.
   Series F
   4.000% due 05/15/10                                    175             164
   Series H
   4.800% due 02/17/09                                    325             318
Continental Airlines, Inc. (N)
   Series 01-1
   6.503% due 06/15/11                                    550             553
Cooper Industries, Inc.
   5.250% due 11/15/12                                    500             487
Corrections Corp. of America
   7.500% due 05/01/11                                    480             486
Countrywide Home Loans, Inc.
   3.250% due 05/21/08                                    780             748
COX Communications, Inc.
   4.625% due 01/15/10                                    545             524
Credit Suisse First Boston USA, Inc.
   4.875% due 08/15/10                                    335             326
   6.500% due 01/15/12                                    215             224
   5.500% due 08/15/13                                    230             226
Credit Suisse USA, Inc.
   5.250% due 03/02/11                                  1,025           1,010

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CSC Holdings, Inc.
   10.500% due 05/15/16                                   350             369
   Series B
   8.125% due 07/15/09                                    325             337
   8.125% due 08/15/09                                    185             192
DaimlerChrysler NA Holding Corp.
   5.330% due 03/13/09 (E)                              2,525           2,526
   8.500% due 01/18/31                                    320             371
Detroit Edison Co.
   6.125% due 10/01/10                                    955             973
   6.350% due 10/15/32                                    275             272
Developers Diversified Realty Corp.
   5.000% due 05/03/10                                    400             388
   4.625% due 08/01/10                                    776             742
   5.250% due 04/15/11                                     50              49
   5.375% due 10/15/12                                    370             358
Dominion Resources, Inc.
   5.687% due 05/15/08                                    755             757
   Series B
   5.265% due 09/28/07 (E)                              1,095           1,096
   6.250% due 06/30/12                                    120             122
DPL, Inc.
   6.875% due 09/01/11                                    680             710
DR Horton, Inc.
   5.250% due 02/15/15                                    905             824
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                  1,440           1,644
Drummond Co., Inc. (p)
   7.375% due 02/15/16                                  4,065           4,004
Duke Energy Field Services LLC
   6.875% due 02/01/11                                     60              63
E*Trade Financial Corp.
   8.000% due 06/15/11                                  1,370           1,415
Echostar DBS Corp.
   6.375% due 10/01/11                                    595             581
   6.625% due 10/01/14                                    280             270
El Paso Corp. (N)
   6.950% due 12/15/07                                  2,600           2,616
El Paso Natural Gas Co.
   Series A
   7.625% due 08/01/10                                    750             777
Eli Lilly & Co.
   6.770% due 01/01/36                                  1,170           1,260

 110  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Entergy Gulf States, Inc.
   3.600% due 06/01/08                                    235             225
   5.610% due 12/08/08 (E)(p)                             570             570
Enterprise Products Operating, LP
   4.000% due 10/15/07                                    700             684
   4.625% due 10/15/09                                    880             850
EOP Operating, LP
   4.750% due 03/15/14                                     70              64
   7.500% due 04/19/29                                    297             314
Erac USA Finance Co. (p)
   7.350% due 06/15/08                                    780             808
   5.300% due 11/15/08                                    350             348
Farmers Exchange Capital (p)
   7.050% due 07/15/28                                  2,290           2,225
Farmers Insurance Exchange (p)
   6.000% due 08/01/14                                    570             555
   8.625% due 05/01/24                                  1,140           1,298
FedEx Corp.
   7.600% due 07/01/97                                    440             483
Financing Corp.
   Series 10P
   Zero coupon due 11/30/17                             2,700           1,436
   Series 15P
   Zero coupon due 03/07/19                               390             192
   Series 2P
   Zero coupon due 11/30/17                               330             175
   Series 6P
   Zero coupon due 08/03/18                             1,640             836
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                  3,145           3,243
   Series C
   7.375% due 11/15/31                                    345             375
Ford Motor Co. (N)
   7.450% due 07/16/31                                  1,705           1,245
Ford Motor Credit Co.
   5.795% due 09/28/07 (E)                              1,400           1,345
   5.700% due 01/15/10                                    601             528
   9.473% due 04/15/12 (E)                              1,295           1,296
General Electric Capital Corp.
   4.905% due (N)                                         700             701
   4.875% due 10/21/10                                  4,515           4,410
   5.500% due 04/28/11                                    785             785
   5.223% due 01/08/16 (E)                              1,100           1,101
   Series MTNA
   4.250% due 12/01/10                                    180             171
   5.875% due 02/15/12 (N)                                320             325
   4.750% due 09/15/14 (N)                                 80              75
   6.750% due 03/15/32                                    465             502
General Motors Acceptance Corp.
   6.875% due 09/15/11                                  5,131           4,807
   6.750% due 12/01/14 (N)                                790             720
   8.000% due 11/01/31 (N)                              4,245           4,025

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Motors Corp. (N)
   8.375% due 07/15/33                                  2,765           2,060
Georgia-Pacific Corp.
   8.125% due 05/15/11                                  1,000           1,038
   8.875% due 05/15/31                                  1,617           1,694
Glencore Funding LLC (p)
   6.000% due 04/15/14                                  1,610           1,518
Glencore Nickel Ltd.
   9.000% due 12/01/14                                    305              --
Golden West Financial Corp.
   4.125% due 08/15/07                                    360             354
Goldman Sachs Group, Inc.
   6.875% due 01/15/11                                  2,030           2,135
   5.250% due 10/15/13                                    425             410
   5.350% due 01/15/16 (N)                              4,345           4,153
   6.345% due 02/15/34                                  1,375           1,319
   Series MTNB (E)
   5.420% due 07/23/09                                  1,500           1,510
Hartford Financial Services Group, Inc.
   7.900% due 06/15/10                                     80              87
HCA, Inc.
   5.500% due 12/01/09                                  1,200           1,168
   7.500% due 12/15/23                                    400             385
Health Net, Inc.
   9.875% due 04/15/11                                    805             907
Hertz Corp. (p)
   8.875% due 01/01/14                                    835             887
Historic TW, Inc.
   8.180% due 08/15/07                                  1,603           1,657
   9.125% due 01/15/13                                  1,460           1,681
   8.050% due 01/15/16                                  1,490           1,646
   6.625% due 05/15/29                                    680             659
HJ Heinz Co. (p)
   6.428% due 12/01/08                                    200             203
HJ Heinz Finance Co.
   6.000% due 03/15/12                                    320             318
   6.750% due 03/15/32                                    250             241
Home Depot, Inc.
   5.400% due 03/01/16                                  1,560           1,519
Household Finance Corp.
   5.000% due 06/30/15                                    665             620
HRPT Properties Trust
   5.750% due 02/15/14                                    670             650
HSBC Finance Capital Trust IX
   5.911% due 11/30/35                                    900             870

                                                    Multistrategy Bond Fund  111

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
HSBC Finance Corp.
   5.040% due 10/04/07 (E)                              2,200           2,201
   5.040% due 09/15/08 (E)                              3,600           3,607
   4.125% due 12/15/08                                    175             170
   5.875% due 02/01/09                                    660             668
   4.750% due 05/15/09                                     --              --
   4.125% due 11/16/09                                    270             259
   8.000% due 07/15/10                                    165             179
   4.625% due 09/15/10                                    600             578
   6.375% due 10/15/11                                    365             377
   6.375% due 11/27/12                                  1,595           1,648
Huntsman International LLC
   Series *
   10.125% due 07/01/09                                   605             616
Hyatt Equities LLC (p)
   6.875% due 06/15/07                                    435             440
ICI Wilmington, Inc.
   4.375% due 12/01/08                                    210             202
Innophos Investments Holdings, Inc. (E)
   12.749% due 02/15/15                                 1,455           1,491
Insight Midwest, LP
   10.500% due 11/01/10                                   351             369
International Business Machines Corp. (N)
   7.125% due 12/01/96                                  1,490           1,615
International Lease Finance Corp.
   3.750% due 08/01/07                                    115             113
   6.375% due 03/15/09 (N)                                350             358
International Paper Co.
   6.750% due 09/01/11                                    650             679
   5.500% due 01/15/14                                    905             868
Interpublic Group of Cos., Inc.
   5.400% due 11/15/09                                    410             375
ITT Industries, Inc.
   7.400% due 11/15/25                                    455             503
JC Penney Co., Inc.
   7.375% due 08/15/08                                    510             528
   7.650% due 08/15/16                                    325             354
   7.400% due 04/01/37                                    220             235
John Hancock Financial Services, Inc.
   5.625% due 12/01/08                                    120             121
John Hancock Global Funding II (p)
   7.900% due 07/02/10                                    440             482
Johnson Controls, Inc.
   5.250% due 01/15/11                                    440             432
   5.500% due 01/15/16                                    880             842
JP Morgan Chase Bank NA
   1.000% due 08/16/10                                    608             537
   6.000% due 08/16/10 (E)                                707             625

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JPMorgan Chase & Co.
   6.000% due 02/15/09                                    170             172
   7.000% due 11/15/09                                     65              68
   6.750% due 02/01/11                                    235             246
   5.150% due 10/01/15                                  1,415           1,339
Kellogg Co.
   Series B
   6.600% due 04/01/11                                  2,895           3,019
KeySpan Corp.
   7.625% due 11/15/10                                    525             565
Kraft Foods, Inc.
   5.250% due 06/01/07                                    170             170
   4.125% due 11/12/09                                  1,747           1,668
   5.625% due 11/01/11                                  3,595           3,582
   6.500% due 11/01/31                                    170             173
Kroger Co. (The)
   7.250% due 06/01/09                                    270             282
   6.750% due 04/15/12                                    100             104
   8.000% due 09/15/29                                    210             233
LaBranche & Co., Inc.
   9.500% due 05/15/09                                    790             845
Lehman Brothers Holdings, Inc.
   5.000% due 01/14/11                                  1,540           1,505
   5.500% due 04/04/16                                    670             647
Lenfest Communications, Inc.
   7.625% due 02/15/08                                    100             103
Limited Brands, Inc. (N)
   6.950% due 03/01/33                                    375             359
Lodgenet Entertainment Corp.
   9.500% due 06/15/13                                    720             776
Lubrizol Corp.
   4.625% due 10/01/09                                    631             612
M&I Marshall & Ilsley Bank
   Series BKNT
   3.800% due 02/08/08                                    755             736
Manufacturers & Traders Trust Co.
   5.585% due 12/28/20                                    248             240
Marsh & McLennan Cos., Inc.
   5.190% due 07/13/07 (E)                                630             629
   5.150% due 09/15/10                                    825             801
   5.375% due 07/15/14                                    465             436
   5.875% due 08/01/33 (N)                                545             468
May Department Stores Co. (The)
   4.800% due 07/15/09                                    480             470
   5.750% due 07/15/14                                    515             506
MBNA Corp. (E)
   5.140% due 05/05/08                                    780             786
MCI, Inc.
   6.908% due 05/01/07                                  1,830           1,839
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                  1,482           1,580

 112  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Merrill Lynch & Co., Inc.
   Series MTNC
   4.250% due 02/08/10                                  3,975           3,809
Metlife, Inc.
   5.000% due 06/15/15                                    520             487
   5.700% due 06/15/35                                    130             118
MGM Mirage
   9.750% due 06/01/07                                    795             825
Midamerican Energy Holdings Co. (p)
   6.125% due 04/01/36                                    600             572
Midamerican Funding LLC
   6.750% due 03/01/11                                    590             616
Miller Brewing Co. (p)
   4.250% due 08/15/08                                    445             434
   5.500% due 08/15/13                                    925             904
Mohawk Industries, Inc.
   6.125% due 01/15/16                                    350             344
   Series D
   7.200% due 04/15/12                                    340             353
Monumental Global Funding II (p)
   4.625% due 03/15/10                                    320             310
Morgan Stanley
   5.050% due 01/21/11                                    455             444
   6.750% due 04/15/11                                  1,530           1,604
   5.375% due 10/15/15                                  1,935           1,850
   Series GMTN (E)
   4.830% due 02/09/09                                  3,100           3,104
Motorola, Inc.
   4.608% due 11/16/07                                  1,378           1,363
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                    430             454
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                    200             202
Nationwide Financial Services
   6.250% due 11/15/11                                    395             404
Nationwide Mutual Insurance Co. (p)
   7.875% due 04/01/33                                    867             962
Neiman-Marcus Group, Inc. (N)(p)
   10.375% due 10/15/15                                   650             696
News America Holdings, Inc.
   7.750% due 12/01/45                                    535             572
   7.900% due 12/01/95                                    410             428
   8.250% due 10/17/96                                    135             144
News America, Inc.
   7.125% due 04/08/28                                     75              76
   6.400% due 12/15/35 (p)                                495             468
   6.750% due 01/09/38                                     65              66
Nextel Communications, Inc.
   Series E
   6.875% due 10/31/13                                    955             980
Nisource Finance Corp.
   5.344% due 11/23/09 (E)                                370             371
   7.875% due 11/15/10                                    990           1,069

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Norfolk Southern Corp.
   7.350% due 05/15/07                                    320             327
   7.050% due 05/01/37                                    280             306
   7.900% due 05/15/97                                    930           1,085
   6.000% due 03/15/2105                                  745             660
North Front Pass-Through Trust (p)
   5.810% due 12/15/24                                  1,700           1,629
NRG Energy, Inc.
   7.375% due 02/01/16                                  1,450           1,463
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    285             367
Ohio Power Co. (N)
   Series F
   5.500% due 02/15/13                                     55              54
Oneok, Inc.
   5.510% due 02/16/08                                    775             774
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                    600             571
   4.200% due 03/01/11                                  1,015             956
   6.050% due 03/01/34                                    885             847
Pemex Project Funding Master Trust
   5.750% due 12/15/15 (p)                                500             474
   6.625% due 06/15/35 (p)                              1,130           1,068
   6.625% due 06/15/35 (N)                                205             194
Pepco Holdings, Inc.
   5.500% due 08/15/07                                  1,070           1,070
   5.445% due 06/01/10 (E)                                885             887
Pilgrim's Pride Corp.
   9.625% due 09/15/11                                    140             146
Platinum Underwriters Finance, Inc. (N)
   Series B
   7.500% due 06/01/17                                    520             508
Plum Creek Timberlands, LP
   5.875% due 11/15/15                                    660             639
Popular North America Capital Trust I
   6.564% due 09/15/34                                  1,057             996
Popular North America, Inc. (E)
   5.410% due 04/06/09                                    705             705
Progress Energy, Inc.
   7.100% due 03/01/11                                  1,155           1,220
   6.850% due 04/15/12                                     90              94
   7.000% due 10/30/31                                    620             649
PSEG Energy Holdings LLC
   8.625% due 02/15/08                                    230             239
Qwest Corp.
   7.875% due 09/01/11                                  1,320           1,384
   7.625% due 06/15/15                                  1,000           1,040

                                                    Multistrategy Bond Fund  113

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Rabobank Capital Funding II (f)(p)
   5.260% due 12/31/49                                    995             944
RBS Capital Trust III (f)
   5.512% due 09/29/49                                  1,600           1,522
Reckson Operating Partnership, LP
   5.150% due 01/15/11                                    310             299
Residential Capital Corp.
   6.125% due 11/21/08                                    835             831
   6.898% due 04/17/09 (E)(p)                           1,365           1,364
   6.375% due 06/30/10                                  1,752           1,745
   6.000% due 02/22/11                                  1,970           1,930
   6.500% due 04/17/13                                  1,130           1,126
   6.875% due 06/30/15 (N)                              3,245           3,290
RJ Reynolds Tobacco Holdings, Inc.
   6.500% due 06/01/07                                    450             451
Safeway, Inc.
   5.315% due 03/27/09 (E)                              1,085           1,085
   5.800% due 08/15/12 (N)                                110             109
   7.250% due 02/01/31 (N)                                105             109
SBC Communications, Inc.
   4.125% due 09/15/09                                     --              --
   5.100% due 09/15/14                                    325             306
   6.450% due 06/15/34                                     40              39
   6.150% due 09/15/34                                  1,115           1,050
SCANA Corp. (E)(N)
   4.970% due 03/01/08                                  1,131           1,132
Sealed Air Corp. (p)
   5.625% due 07/15/13                                    765             743
Sempra Energy
   4.621% due 05/17/07                                    642             637
   5.240% due 05/21/08 (E)                                891             892
SESI LLC
   8.875% due 05/15/11                                    365             381
Simmons Co. (N)
   10.000% due 12/15/14                                   425             293
Six Flags, Inc.
   9.625% due 06/01/14                                  1,360           1,377
SLM Corp.
   4.000% due 01/15/10                                    540             512
   Series MTNA (E)
   5.310% due 07/25/08                                  6,200           6,220
Smurfit-Stone Container Enterprises, Inc. (N)
   9.250% due 02/01/08                                    360             372
Southern California Edison Co.
   4.965% due 12/13/07 (E)                                231             231
   7.625% due 01/15/10                                    260             276
   6.000% due 01/15/34                                    581             559
Southern Copper Corp. (N)
   7.500% due 07/27/35                                  1,255           1,217

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sprint Capital Corp.
   7.625% due 01/30/11                                  1,055           1,139
   8.375% due 03/15/12                                    120             135
   6.875% due 11/15/28                                    775             798
   8.750% due 03/15/32                                  1,950           2,420
St. Paul Travelers Cos., Inc. (The)
   5.010% due 08/16/07                                  1,340           1,332
Starwood Hotels & Resorts Worldwide, Inc. (o)
   7.375% due 05/01/07                                     65              66
Suncom Wireless, Inc.
   8.500% due 06/01/13                                    770             735
Sungard Data Systems, Inc. (p)
   9.125% due 08/15/13                                    720             769
TCI Communications, Inc.
   7.875% due 02/15/26                                    145             156
TECO Energy, Inc.
   7.200% due 05/01/11                                    715             742
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    990           1,160
   7.875% due 08/01/13                                  3,135           3,430
Texas Eastern Transmission, LP
   7.000% due 07/15/32                                    280             299
Time Warner Entertainment Co., LP Series *
   8.375% due 03/15/23                                    426             478
Tronox Worldwide LLC (p)
   9.500% due 12/01/12                                  1,490           1,565
Twin Reefs Pass-Through Trust (E)(f)(p)
   5.849% due 12/10/49                                    900             900
Tyson Foods, Inc.
   8.250% due 10/01/11                                    770             818
   6.600% due 04/01/16                                    380             373
Union Pacific Corp.
   6.625% due 02/01/08                                    265             270
   3.625% due 06/01/10                                    380             352
   6.650% due 01/15/11                                    145             151
   6.125% due 01/15/12                                    800             814
   Series MTNE (N)
   6.790% due 11/09/07                                    110             112
Union Planters Corp.
   7.750% due 03/01/11                                    265             289
UnitedHealth Group, Inc.
   5.375% due 03/15/16                                  1,745           1,675
   5.800% due 03/15/36                                    545             502
US Oncology, Inc.
   9.000% due 08/15/12                                    465             493
US Unwired, Inc.
   Series B
   10.000% due 06/15/12                                   440             493

 114  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
USB Capital IX (f) (N)
   6.189% due 03/29/49                                  1,145           1,131
Valero Logistics Operations, LP
   6.050% due 03/15/13                                  1,117           1,117
Vanguard Health Holding Co. II LLC
   9.000% due 10/01/14                                    640             661
Verizon
   6.500% due 09/15/11                                     70              71
Verizon Communications, Inc.
   5.550% due 02/15/16                                  2,175           2,075
Verizon Global Funding Corp.
   7.250% due 12/01/10                                  2,310           2,448
   5.850% due 09/15/35                                  1,685           1,501
Viacom, Inc. (p)
   5.750% due 04/30/11                                    935             929
   6.875% due 04/30/36                                    270             266
Visteon Corp. (N)
   8.250% due 08/01/10                                  2,085           1,871
   7.000% due 03/10/14                                    270             219
Wachovia Capital Trust III (f)
   5.800% due 08/29/49                                  5,160           5,059
Wachovia Corp. (E)
   5.176% due 10/28/08                                  3,000           3,001
Washington Mutual, Inc.
   8.250% due 04/01/10                                    755             818
WellPoint, Inc.
   3.750% due 12/14/07                                    270             263
   4.250% due 12/15/09                                    532             510
   5.850% due 01/15/36                                    880             808
Wells Fargo & Co.
   4.625% due 08/09/10                                  2,090           2,023
   4.950% due 10/16/13                                    390             371
Weyerhaeuser Co.
   7.125% due 07/15/23                                    970             983
Willis North America, Inc.
   5.125% due 07/15/10                                    680             663
   5.625% due 07/15/15                                    785             751
Wisconsin Electric Power
   3.500% due 12/01/07                                    145             141
Wyeth
   5.500% due 03/15/13                                    420             413
   5.500% due 02/01/14                                  1,215           1,187
Xlliac Global Funding (p)
   4.800% due 08/10/10                                    730             705
Yum! Brands, Inc.
   8.875% due 04/15/11                                    245             275
ZFS Finance USA Trust I (p)
   6.450% due 12/15/65                                  2,480           2,336
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                  1,345           1,436
                                                                 ------------
                                                                      328,290
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

International Debt - 4.6%
Abbey National PLC (f)
   (Step Up, 7.570%, 06/15/08)
   6.700% due 06/29/49                                    775             790
Abitibi-Consolidated, Inc. (N)
   8.550% due 08/01/10                                     --              --
   8.850% due 08/01/30                                  1,045             961
Amvescap PLC
   4.500% due 12/15/09                                  1,337           1,285
Arlington Street CDO, Ltd. (p)
   Series 2000-1A Class A2
   7.660% due 06/10/12                                  1,742           1,755
AXA SA
   8.600% due 12/15/30                                    255             315
Banco Santander Chile (E)(p)
   5.220% due 12/09/09                                    635             636
Batterson Park CBO I, Ltd.
   Series 1998-1A Class A4
   6.130% due 01/02/11                                      7               7
Biovail Corp.
   7.875% due 04/01/10                                  1,363           1,377
Bowater Canada Finance
   7.950% due 11/15/11                                  1,095           1,098
Brascan Corp.
   7.125% due 06/15/12                                    565             596
Brazilian Government International Bond
   10.710% due 06/29/09 (E)                               800             929
   10.500% due 07/14/14 (N)                                35              43
   8.000% due 01/15/18                                    800             868
   8.875% due 10/14/19                                    100             115
   8.875% due 04/15/24                                  3,685           4,210
British Telecommunications PLC
   8.375% due 12/15/10                                    585             650
   8.875% due 12/15/30                                    780             986
Canadian Oil Sands, Ltd. (p)
   4.800% due 08/10/09                                    481             466
Catalyst Paper Corp.
   Series D
   8.625% due 06/15/11                                    875             877
China Development Bank
   5.000% due 10/15/15                                    200             187
Colombia Government International Bond
   8.125% due 05/21/24                                    795             884
Conoco Funding Co.
   6.350% due 10/15/11                                  2,965           3,077

                                                    Multistrategy Bond Fund  115

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Deutsche Telekom International Finance BV (E)
   8.250% due 06/15/30                                  1,130           1,342
Donohue Forest Products
   7.625% due 05/15/07                                    665             672
Egypt Government AID Bonds
   4.450% due 09/15/15                                  2,210           2,065
EnCana Corp.
   6.500% due 08/15/34                                    345             350
Export-Import Bank of China (p)
   4.875% due 07/21/15                                  1,470           1,368
Export-Import Bank of Korea
   4.125% due 02/10/09 (p)                                540             521
   5.125% due 02/14/11 (N)                                735             718
FBG Finance, Ltd. (p)
   5.125% due 06/15/15                                    585             540
France Telecom SA
   8.500% due 03/01/31                                    570             703
Galaxy Entertainment Finance Co., Ltd. (p)
   9.655% due 12/15/10 (E)(N)                             370             385
   9.875% due 12/15/12                                    925             957
Gaz Capital for Gazprom (p)
   8.625% due 04/28/34                                    450             545
Hanarotelecom, Inc. (p)
   7.000% due 02/01/12                                  1,120           1,098
HBOS PLC (f)(p)
   5.920% due 09/29/49                                    700             666
HSBC Holdings PLC
   6.500% due 05/02/36                                    970             978
ICICI Bank, Ltd. (N)(p)
   5.750% due 11/16/10                                  1,215           1,198
Ispat Inland ULC
   9.750% due 04/01/14                                  1,739           1,956
Juniper CBO, Ltd. (p)
   Series 1999-1A Class A1
   6.830% due 04/15/11                                    156             157
Kerzner International, Ltd.
   6.750% due 10/01/15                                    790             820
Kinder Morgan Finance Co. ULC
   5.350% due 01/05/11                                    425             418
Korea Development Bank
   4.250% due 11/13/07                                    140             138
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                    285             273
LG Electronics, Inc. (p)
   5.000% due 06/17/10                                    390             376
Mantis Reef, Ltd. (p)
   4.692% due 11/14/08                                    585             568
Mexico Government International Bond
   8.300% due 08/15/31                                  1,455           1,728
Mizuho Financial Group Cayman, Ltd.
   5.790% due 04/15/14 (p)                              1,375           1,360

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series REGS
   5.790% due 04/15/14                                    185             182
MUFG Capital Finance 1, Ltd. (f)
   6.346% due 04/25/49                                    560             549
Nationwide Building Society (p)
   4.250% due 02/01/10                                    770             737
Nexen, Inc.
   5.875% due 03/10/35                                    461             418
Nippon Life Insurance (p)
   4.875% due 08/09/10                                    935             903
Oil Insurance, Ltd. (p)
   5.150% due 08/15/33                                  1,633           1,606
Panama Government International Bond
   8.875% due 09/30/27                                    300             358
Petrobras International Finance Co.
   8.375% due 12/10/18                                  1,615           1,809
Petroleum Export, Ltd. (p)
   5.265% due 06/15/11                                    197             192
Philippine Government International Bond (N)
   7.750% due 01/14/31                                  1,365           1,375
Platinum Underwriters Holdings, Ltd.
   Series B
   6.371% due 11/16/07                                    405             403
Poland Government International Bond
   (Step Up, 5.000%, 10/27/14)
   4.750% due 10/27/24                                    750             670
Province of Quebec Canada
   5.000% due 07/17/09                                    265             263
   6.125% due 01/22/11 (N)                              3,470           3,571
Ras Laffan Liquefied Natural Gas Co., Ltd. II
   (p)
   5.298% due 09/30/20                                    885             833
Ras Laffan LNG III (p)
   5.838% due 09/30/27                                  1,310           1,210
Resona Bank, Ltd. (f)(N)(p)
   5.850% due 09/29/49                                  2,705           2,583
Resona Preferred Global Securities Cayman, Ltd.
   (E)(f)(p)
   7.191% due 12/29/49                                  3,175           3,264
Royal Bank of Scotland Group PLC (f)
   Series 1
   9.118% due 03/31/49                                  2,350           2,620
Royal KPN NV
   8.000% due 10/01/10                                  1,645           1,764

 116  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Russia Government International Bond (p)
   5.000% due 03/31/30                                  2,335           2,533
Salomon Brothers AG for OAO Siberian Oil Co.
   Series REGS
   10.750% due 01/15/09                                 2,020           2,247
Salomon Brothers AG for Tyumen Oil Co.
   Series REGS
   11.000% due 11/06/07                                 1,010           1,081
Santander Financial Issuances
   6.375% due 02/15/11                                    540             555
Sanwa Finance Aruba AEC (N)
   8.350% due 07/15/09                                  1,000           1,080
Sappi Papier Holding AG (p)
   6.750% due 06/15/12                                    240             228
Secunda International, Ltd. (E)
   13.068% due 09/01/12                                   660             696
Shinsei Finance Cayman, Ltd. (f)(p)
   6.418% due 01/29/49                                    860             835
South Street CBO, Ltd.
   Series 1999-1A Class A1
   7.160% due 07/01/11                                    227             228
Stora Enso Oyj (p)
   7.250% due 04/15/36                                    795             797
Sumitomo Mitsui Banking Corp. (E)(f)(p)
   5.625% due 07/29/49                                    495             473
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    294             303
   6.664% due 09/15/13                                    393             408
Talisman Energy, Inc.
   5.125% due 05/15/15                                    415             392
Telecom Italia Capital SA
   4.000% due 01/15/10                                  5,201           4,898
   5.250% due 10/01/15                                  2,730           2,523
Telefonica Europe BV
   7.750% due 09/15/10                                  3,925           4,214
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                  1,288           1,252
TELUS Corp.
   8.000% due 06/01/11                                  2,430           2,667
Terra LNR (p)
   5.031% due 10/15/07                                  1,250           1,250
Tyco International Group SA
   6.750% due 02/15/11                                  1,825           1,899
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                    220             231
UnumProvident Finance Co. PLC (p)
   6.850% due 11/15/15                                    625             622
Vale Overseas, Ltd.
   6.250% due 01/11/16                                  1,465           1,439

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Venezuela Government International Bond
   6.000% due 12/09/20                                  1,115           1,017
Woori Bank (p)
   6.125% due 05/03/16                                  1,330           1,329
WPP Finance UK Corp.
   5.875% due 06/15/14                                    350             341
                                                                 ------------
                                                                      104,860
                                                                 ------------

Loan Agreements - 0.3%
Avis Budget Holdings, Term Loan
   6.350% due 06/12/30                                    520             520
AWAS, Second Lien Term Loan
   11.000% due 03/13/21                                   700             700
Georgia Pacific Corp., First Lien Term Loan
   6.880% due 12/20/12                                  1,047           1,053
   6.979% due 12/20/12                                     50              50
Georgia Pacific Corp., Second Lien Term Loan
   7.880% due 12/23/13                                    266             271
   7.920% due 12/23/13                                    178             182
   7.958% due 12/23/13                                    178             182
   8.029% due 12/23/13                                    178             182
Healthsouth Corp., Term Loan B
   8.150% due 03/10/13                                  1,900           1,900
NRG Energy, Inc., Term Loan
   6.820% due 02/01/13                                    814             814
NRG Energy, Inc., Credit-Linked Deposit
   6.979% due 02/01/13                                    186             186
United Air Lines, Inc., Term Loan B
   8.625% due 02/01/12                                  1,138           1,144
United Air Lines, Inc., Term Loan
   8.750% due 02/01/12                                    163             163
                                                                 ------------
                                                                        7,347
                                                                 ------------

Mortgage-Backed Securities - 43.1%
Adjustable Rate Mortgage Trust (E)
   Series 2005-3 Class 8A2
   5.199% due 07/25/35                                  2,387           2,391
American Home Mortgage Investment Trust (E)
   Series 2004-1 Class 1A
   5.309% due 04/25/44                                    988             991
   Series 2004-2 Class 4A2
   3.635% due 02/25/44                                     53              53

                                                    Multistrategy Bond Fund  117

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                  1,014             985
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                  2,290           2,247
   Series 2004-4 Class A3
   4.128% due 07/10/42                                  1,475           1,421
   Series 2005-2 Class A5
   4.857% due 07/10/43                                    290             273
   Series 2006-1 Class A4
   5.372% due 09/10/45                                  1,010             983
   Series 2006-1 Class AJ
   5.460% due 09/10/45                                    550             536
Banc of America Funding Corp.
   Series 2005-5 Class 1A11
   5.500% due 09/25/35                                  3,258           3,135
   Series 2005-D Class A1 (E)
   4.115% due 05/25/35                                  1,045           1,011
   Series 2005-F Class 1A2 (E)
   5.273% due 09/20/35                                    867             872
   Series 2006-3 Class 5A8
   5.500% due 03/25/36                                  2,800           2,698
   Series 2006-A Class 3A2
   5.944% due 02/20/36                                  1,467           1,474
   Series 2006-A Class 4A1 (E)
   5.576% due 02/20/36                                  2,978           2,953
Banc of America Mortgage Securities
   Series 2003-D Class 1A2 (E)
   5.499% due 05/25/33                                     14              14
   Series 2003-I Class 2A4 (E)
   3.828% due 10/25/33                                    521             517
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                    109             108
   Series 2004-11 Class 2A1
   5.750% due 01/25/35                                  2,645           2,583
   Series 2005-9 Class 2A1
   4.750% due 10/25/20                                  1,398           1,347
   Series 2005-E Class 2A1 (E)
   4.978% due 06/25/35                                     10              10
   Series 2005-L Class 3A1 (E)
   5.457% due 01/25/36                                  1,471           1,454
Bank of America Alternative Loan Trust
   6.000% due 12/25/34                                    508             502
   Series 2003-10 Class 2A1
   6.000% due 12/25/33                                    673             667
   Series 2003-10 Class 2A2 (E)
   5.409% due 12/25/33                                  1,546           1,556
   Series 2003-2 Class CB2 (E)
   5.459% due 04/25/33                                    746             749
   Series 2004-10 Class 1CB1
   6.000% due 11/25/34                                    442             436

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-2 Class 1A1
   6.000% due 03/25/34                                    452             448
   Series 2005-3 Class 2A1
   5.500% due 04/25/20                                    678             671
   Series 2005-5 Class 2CB1
   6.000% due 06/25/35                                    827             819
   Series 2005-6 Class 7A1
   5.500% due 07/25/20                                    898             887
   Series 2005-9 Class 5A1
   5.500% due 10/25/20                                  1,045           1,032
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-8 Class 4A1
   4.679% due 01/25/34                                    688             677
   Series 2005-10 Class A1 (E)
   4.750% due 10/25/35                                  4,790           4,718
   Series 2005-7 Class 1A2 (E)
   4.750% due 08/25/35                                    456             443
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.415% due 05/25/35                                  1,781           1,782
   Series 2006-3 Class 33A1
   6.207% due 05/25/36                                  1,845           1,860
Bear Stearns Asset Backed Securities, Inc.
   Series 2005-AC8 Class A5
   5.500% due 11/25/35                                  1,462           1,445
Bear Stearns Commercial Mortgage Securities (p)
   Series 2004-ESA Class E
   5.064% due 05/14/16                                    825             818
Chase Mortgage Finance Corp.
   Series 2003-S8 Class A2
   5.000% due 09/25/18                                  2,097           2,027
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-11 Class A2A (E)
   4.700% due 12/25/35                                    385             379
   Series 2006-WF1 Class A2F
   5.657% due 03/25/36                                  1,925           1,881
Citigroup/Deutsche Bank Commercial Mortgage
   Trust
   Series 2005-CD1 Class AJ
   5.400% due 09/15/20                                    320             308
Commercial Mortgage Pass Through Certificates
   (p)
   Series 2001-J1A Class A2
   6.457% due 02/14/34                                    705             728

 118  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Alternative Loan Trust
   Series 2004-28C Class 6A1
   6.000% due 01/25/35                                    715             709
   Series 2004-2CB Class 1A4 (E)
   5.359% due 03/25/34                                  3,103           3,113
   Series 2004-J7 Class 1A2
   4.673% due 08/25/34                                    542             537
   Series 2005-59 Class 1A2B (E)
   5.183% due 11/20/35                                  1,640           1,646
   Series 2005-63 Class 3A1
   5.904% due 11/25/35                                  1,524           1,525
   Series 2005-81 Class X1
   6.483% due 02/25/37                                  7,900             442
   Series 2005-J13 Class 2A3
   5.500% due 11/25/35                                  1,028             999
   Series 2006-2CB Class A3
   5.500% due 03/25/36                                  1,141           1,133
   Series 2006-OA1 Class 2X
   Interest Only STRIP Zero coupon due 03/20/46        11,800             610
   Series 2006-OA6 Class 1A3 (E)
   5.279% due 04/25/36                                  1,700           1,700
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2004-16 Class 1A1 (E)
   5.359% due 09/25/34                                  3,001           3,015
   Series 2005-HYB Class 3A2 (E)
   5.250% due 11/20/25                                    474             468
   Series 2006-1 Class A2
   6.000% due 03/25/36                                  1,190           1,166
   Series 2006-HYB Class 2A1A
   5.804% due 05/20/36                                  1,715           1,715
   Series 2006-HYB Class 3A1A
   6.143% due 05/20/36                                  1,680           1,691
Credit Suisse First Boston Mortgage Securities
   Corp.
   5.121% due 11/15/19 (E)(p)                           2,056           2,056
   Series 2001-SPG Class A2 (p)
   6.515% due 08/13/18                                    400             419
   Series 2003-29 Class 5A1
   7.000% due 12/25/33                                    223             226
   Series 2004-1 Class 3A1
   7.000% due 02/25/34                                     85              86
   Series 2004-C1 Class A3
   4.321% due 01/15/37                                  1,895           1,801
Crown Castle Towers LLC (p)
   5.074% due 06/15/35                                    460             442
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2003-3 Class 2A3
   4.500% due 10/25/33                                     54              54
   Series 2005-AR1 Class 2A3
   5.031% due 08/25/35                                  2,810           2,771

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                  1,699           1,720
   Series 1999-CG1 Class S
   1.033% due 03/10/32                                 19,546             458
Downey Savings & Loan Association Mortgage Loan
   Trust
   Series 2004-AR3 Class 1A1B (E)
   6.092% due 07/19/44                                    970             981
   Series 2006-AR1 Class 2A1A (E)
   4.828% due                                           2,712           2,712
Fannie Mae
   15 Year TBA (I)
   4.500%                                               5,715           5,440
   5.000%                                              15,090          14,687
   5.500%                                               4,235           4,202
   30 Year TBA (I)
   4.500%                                               5,720           5,236
   5.000%                                              78,580          74,307
   6.000%                                              33,635          33,477
   6.500%                                               9,620           9,780
   7.000%                                              10,545          10,838
   7.500%                                                 825             858
   7.000% due 2009                                         98              99
   5.500% due 2016                                        115             115
   6.000% due 2016                                      1,256           1,273
   11.000% due 2016                                       121             133
   5.000% due 2017                                        870             849
   5.500% due 2017                                        555             551
   6.000% due 2017                                        915             928
   6.500% due 2017                                        413             422
   4.500% due 2018                                      2,224           2,122
   5.000% due 2018                                     18,196          17,752
   5.000% due 2019                                      3,469           3,384
   4.500% due 2020                                      2,348           2,240
   5.000% due 2020                                      9,689           9,440
   5.500% due 2020                                        642             637
   7.500% due 2024                                         11              12
   5.500% due 2025                                      1,218           1,192
   5.791% due 2026 (E)                                    332             340
   7.000% due 2026                                        355             366
   9.000% due 2026                                         58              63
   7.000% due 2027                                         10              11
   7.500% due 2027                                          9              10
   6.500% due 2028                                          3               3
   7.000% due 2028                                        242             249
   5.500% due 2029                                      2,011           1,962
   7.000% due 2029                                      2,839           2,925
   7.500% due 2029                                         69              74

                                                    Multistrategy Bond Fund  119

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.000% due 2030                                      1,187           1,223
   7.500% due 2030                                        475             494
   8.000% due 2030                                        490             521
   8.500% due 2030                                      1,095           1,183
   9.500% due 2030                                        123             134
   7.000% due 2031                                      2,332           2,402
   7.500% due 2031                                        635             663
   8.000% due 2031                                        875             933
   8.500% due 2031                                        670             720
   6.000% due 2032                                      3,502           3,496
   6.500% due 2032                                        468             477
   7.000% due 2032                                      7,420           7,639
   7.500% due 2032                                        392             407
   8.000% due 2032                                          4               5
   8.500% due 2032                                         77              83
   3.908% due 2033 (E)                                  2,454           2,395
   4.666% due 2033 (E)                                  1,487           1,473
   5.000% due 2033                                      4,602           4,377
   5.500% due 2033                                      4,975           4,846
   6.000% due 2033                                      1,141           1,137
   7.000% due 2033                                        695             715
   5.000% due 2034                                      5,321           5,056
   5.500% due 2034                                     47,622          46,362
   6.000% due 2034                                      2,127           2,121
   7.000% due 2034                                        531             546
   7.500% due 2034                                        364             379
   4.202% due 2035 (E)                                  5,100           5,011
   4.625% due 2035 (E)                                  3,655           3,615
   4.836% due 2035 (E)                                  4,974           4,876
   5.000% due 2035                                       1045             993
   5.500% due 2035                                     76,214          74,071
   6.000% due 2035                                      5,212           5,192
   7.000% due 2035                                     19,821          20,388
   7.500% due 2035                                      1,676           1,746
   5.000% due 2036                                      1,853           1,766
   5.500% due 2036                                        424             412
   6.000% due 2036                                        669             666
   7.000% due 2036                                      2,438           2,506
   5.151% due 2040 (E)                                    868             876
   30 Year TBA (I)
   5.500%                                             131,015         127,207
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                    629             641
   Series 1996-46 Class ZA
   7.500% due 11/25/26                                    303             322
   Series 1997-281 Class 2
   Interest Only STRIP
   9.000% due 11/01/26                                     57              15
   Series 1997-68 Class SC (E)
   Interest Only STRIP
   3.563% due 05/18/27                                    141              12
   Series 2000-306 Class IO
   Interest Only STRIP
   8.000% due 05/01/30                                     63              16

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2001-317 Class 2
   Interest Only STRIP
   8.000% due 08/01/31                                    130              31
   Series 2001-4 Class SA (E)
   Interest Only STRIP
   2.640% due 02/17/31                                    264              11
   Series 2002-320 Class 2
   Interest Only STRIP
   7.000% due 03/01/32                                     39              10
   Series 2002-50 Class SC (E)
   Interest Only STRIP
   3.141% due 12/25/29                                     47               1
   Series 2003-122 Class AJ
   4.500% due 02/25/28                                    514             498
   Series 2003-16 Class NI
   Interest Only STRIP
   5.000% due 02/25/15                                    715              33
   Series 2003-25 Class IK
   Interest Only STRIP
   7.000% due 04/25/33                                    457             109
   Series 2003-32 Class FH (E)
   5.359% due 11/25/22                                  2,428           2,443
   Series 2003-32 Class UI
   Interest Only STRIP
   6.000% due 05/25/33                                    526             129
   Series 2003-33 Class IA
   6.500% due 05/25/33                                  2,413             406
   Series 2003-35 Class IU
   Interest Only STRIP
   6.000% due 05/25/33                                    587             144
   Series 2003-35 Class UI
   Interest Only STRIP
   6.500% due 05/25/33                                    585             146
   Series 2003-64 Class JI
   Interest Only STRIP
   6.000% due 07/25/33                                    558             139
   Series 2003-78 Class FI (E)
   5.359% due 01/25/33                                  2,344           2,359
   Series 2003-82 Class IA
   Interest Only STRIP
   6.000% due 08/25/32                                    595             101
   Series 2003-82 Class WI
   Interest Only STRIP
   6.000% due 08/25/32                                     95              12
   Series 2004-21 Class FL (E)
   5.309% due 11/25/32                                  1,239           1,245
   Series 2005-110 Class MB
   5.500% due 09/25/35                                  1,875           1,859

 120  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-120 Class UF (E)
   5.309% due 03/25/35                                  4,070           4,077
   Series 2005-65 Class FP (E)
   5.209% due 08/25/35                                  1,943           1,942
   Series 2006-5 Class 3A2 (E)
   4.685% due 05/25/35                                    300             292
Fannie Mae Grantor Trust
   Series 1999-T2 Class A1
   7.500% due 01/19/39                                     49              51
   Series 2001-T8 Class A2
   9.500% due 07/25/41                                    280             302
   Series 2005-T2 Class 1A1 (E)
   4.667% due 11/28/35                                    139             139
Fannie Mae Whole Loan
   Series 2003-W17 Class 1A6
   5.310% due 08/25/33                                  5,400           5,188
   Series 2004-W11 Class 1A2
   6.500% due 05/25/44                                    754             766
   Series 2004-W9 Class 2A1
   6.500% due 02/25/44                                    411             418
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-58 Class 1A2
   3.108% due 05/25/35                                     12              12
   Series 2003-58 Class 2A
   6.500% due 09/25/43                                    383             388
   Series 2004-H01 Class A1
   2.614% due 07/15/11                                    508             504
   Series 2005-63 Class 1A1 (E)
   4.951% due 02/25/45                                    311             314
First Horizon Alternative Mortgage Securities
   Series 2004-FA1 Class 1A1
   6.250% due 10/25/34                                  1,204           1,205
First Horizon Asset Securities, Inc.
   Series 2003-5 Class 1A17
   8.000% due 07/25/33                                    149             157
   Series 2004-AR5 Class 4A1 (E)
   5.673% due 10/25/34                                    462             457
   Series 2004-AR7 Class 1A1 (E)
   4.467% due 02/25/35                                    589             588
   Series 2005-AR5 Class 3A1 (E)
   5.523% due 10/25/35                                    800             791
First Union-Lehman Brothers-Bank of America
   Series 1998-C2 Class A2
   6.560% due 11/18/35                                     17              17
Freddie Mac
   15 Year TBA (I)
   5.500%                                              11,150          11,049
   30 Year TBA (I)
   5.000%                                              23,025          21,766
   5.500%                                              18,655          18,119
   6.000%                                               1,340           1,335

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   12.000% due 2013                                        13              14
   12.000% due 2014                                        18              19
   11.000% due 2015                                        17              19
   10.000% due 2016                                        56              61
   12.000% due 2016                                         5               6
   11.000% due 2020                                        64              71
   5.801% due 2030 (E)                                     11              12
   3.914% due 2034 (E)                                    419             416
   4.630% due 2034 (E)                                  1,782           1,776
   4.910% due 2034 (E)                                  3,585           3,527
   4.820% due 2035 (E)                                  3,217           3,184
   4.872% due 2035 (E)                                  5,184           5,085
   Series 1991-103 Class Z
   9.000% due 02/15/21                                     79              79
   Series 1994-173 Class Z
   7.000% due 05/15/24                                    400             420
   Series 1998-191 Class IO
   Interest Only STRIP
   8.000% due 01/01/28                                     48              11
   Series 1998-194 Class IO
   Interest Only STRIP
   6.500% due 04/01/28                                    284              67
   Series 1999-212 Class SG (E)
   Interest Only STRIP
   2.063% due 06/17/27                                  2,281              83
   Series 2000-224 Class SC (E)
   Interest Only STRIP
   2.599% due 08/15/30                                     91               3
   Series 2000-226 Class F (E)
   5.351% due 11/15/30                                    118             119
   Series 2001-212 Class IO
   Interest Only STRIP
   6.000% due 05/01/31                                    450             108
   Series 2001-215 Class IO
   Interest Only STRIP
   8.000% due 06/01/31                                    216              52
   Series 2001-232 Class ZQ
   6.500% due 06/15/31                                  1,819           1,889
   Series 2002-246 Class SJ (E)
   Interest Only STRIP
   3.099% due 03/15/32                                    317              19
   Series 2003-256 Class IM
   Interest Only STRIP
   5.000% due 09/15/14                                    869              44
   Series 2003-259 Class IQ
   Interest Only STRIP
   5.000% due 06/15/17                                  1,700             211

                                                    Multistrategy Bond Fund  121

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-261 Class DI
   Interest Only STRIP
   5.500% due 05/15/27                                    929              33
   Series 2003-262 Class AB
   2.900% due 11/15/14                                  2,659           2,553
   Series 2003-263 Class YH
   3.500% due 08/15/22                                  1,676           1,663
   Series 2003-264 Class IM
   Interest Only STRIP
   7.000% due 07/15/33                                    537             130
   Series 2003-266 Class MA
   4.500% due 10/15/31                                    966             944
   Series 2003-269 Class FE (E)
   5.501% due 12/15/28                                  2,268           2,291
   Series 2004-276 Class IP
   Interest Only STRIP
   5.500% due 07/15/23                                  2,601             167
   Series 2004-277 Class UF (E)
   5.201% due 06/15/33                                  3,094           3,103
   Series 2004-281 Class DF (E)
   5.351% due 06/15/23                                    875             881
   Series 2004-287 Class GC
   5.000% due 11/15/29                                    520             501
   Series 2004-289 Class PC
   5.000% due 07/15/30                                  1,060           1,023
   Series 2005-291 Class KP
   5.000% due 11/15/29                                  1,155           1,118
   Series 2005-292 Class IG
   Interest Only STRIP
   5.000% due 04/15/23                                  1,178             216
   Series 2005-292 Class NA
   5.000% due 12/15/20                                  1,981           1,973
   Series 2005-294 Class FA (E)
   5.071% due 03/15/20                                  1,714           1,712
   Series 2005-302 Class MB
   5.000% due 12/15/28                                    640             625
   Series 2005-303 Class AQ
   4.500% due 10/15/22                                  4,859           4,810
   Series 2005-305 Class JF (E)
   5.201% due 10/15/35                                  1,952           1,952
   Series 2005-306 Class PC
   5.000% due 02/15/29                                  1,795           1,746
   Series 2006-R00 Class AK
   5.750% due 12/15/18                                  2,360           2,351
Freddie Mac Gold
   6.000% due 2016                                        154             155
   5.000% due 2018                                        294             286
   5.500% due 2020                                      6,632           6,578
   8.000% due 2020                                        154             164
   10.500% due 2021                                        39              43
   5.500% due 2024                                        896             878
   8.500% due 2025                                         50              53
   7.000% due 2027                                        286             295
   8.500% due 2027                                        239             257

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.500% due 2028                                         67              70
   7.500% due 2029                                        113             118
   6.500% due 2030                                          8               8
   7.500% due 2030                                        363             378
   8.000% due 2030                                        118             127
   8.500% due 2030                                        286             307
   7.000% due 2031                                        560             576
   7.500% due 2031                                        249             260
   8.000% due 2031                                        324             343
   7.000% due 2032                                        337             347
   7.500% due 2032                                        202             210
   5.000% due 2033                                      2,167           2,065
   6.500% due 2033                                        388             395
   7.000% due 2033                                         91              93
   7.500% due 2033                                        143             150
GE Capital Commercial Mortgage Corp.
   Series 2002-1A Class A3
   6.269% due 12/10/35                                    710             735
   Series 2002-3A Class A1
   4.229% due 12/10/37                                  4,479           4,350
   Series 2005-C3 Class A3FX
   4.863% due 07/10/45                                    160             157
   Series 2006-C1 Class A4
   5.519% due 03/10/44                                  3,010           2,938
Ginnie Mae I
   30 Year TBA (I)
   5.500%                                               3,420           3,357
   11.000% due 2010                                        38              41
   11.500% due 2010                                        --              --
   11.000% due 2013                                        12              13
   10.500% due 2015                                        47              51
   11.000% due 2015                                         3               4
   10.500% due 2016                                        77              84
   10.500% due 2021                                        78              89
   10.000% due 2022                                        81              89
   9.500% due 2023                                        328             359
   10.000% due 2025                                        99             109
   7.500% due 2031                                         92              96
Ginnie Mae II
   4.375% due 2023 (E)                                    136             137
   4.750% due 2023 (E)                                     26              26
   5.125% due 2023 (E)                                     43              43
   4.750% due 2024 (E)                                    183             184
   5.125% due 2024 (E)                                    195             197
   4.375% due 2025 (E)                                    395             398
   4.750% due 2025 (E)                                     11              11
   5.125% due 2025 (E)                                     17              17

 122  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.125% due 2026 (E)                                     91              91
   8.500% due 2026                                         63              67
   4.375% due 2027 (E)                                    150             151
   4.750% due 2027 (E)                                    221             222
   5.125% due 2029 (E)                                    606             610
Global Signal Trust (p)
   Series 2004-2A Class A
   4.232% due 12/15/14                                    655             631
   Series 2006-1 Class B
   5.588% due 02/15/36                                    415             411
   Series 2006-1 Class C
   5.707% due 02/15/36                                    635             629
GMAC Mortgage Corp. Loan Trust
   Series 2005-AR2 Class 4A (E)
   5.195% due 05/25/35                                  1,278           1,237
   Series 2005-AR6 Class 3A1
   5.299% due 11/19/35                                  2,538           2,502
Government National Mortgage Association
   Series 1999-27 Class SE (E)
   Interest Only STRIP
   3.690% due 08/16/29                                    139              10
   Series 1999-44 Class SA (E)
   Interest Only STRIP
   3.640% due 12/16/29                                    256              23
   Series 2001-46 Class SA (E)
   Interest Only STRIP
   2.670% due 09/16/31                                     59               3
   Series 2003-5 Class B
   4.486% due 10/16/25                                    795             765
Greenpoint Mortgage Funding Trust
   Series 2005-AR3 Class X1
   Interest Only STRIP
   5.148% due 08/25/45                                  9,334             308
   Series 2005-AR4 Class X4
   Interest Only STRIP Zero Coupon due 10/25/45        11,469             371
   Series 2006-AR2 Class 3A2 (E)
   5.279% due 08/25/35                                  2,628           2,631
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                  1,575           1,537
   Series 2005-GG5 Class A41
   5.243% due 04/10/37                                  2,155           2,109
GS Mortgage Securities Corp. (p)
   Series 2006-01A
   2.076% due 11/26/28                                  7,600             338
GS Mortgage Securities Corp. II
   Series 2006-GG6 Class A4
   5.553% due 04/10/38                                  1,015           1,001
   Series 2006-GG6 Class AJ
   5.782% due 04/10/38                                    675             668

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GSMPS Mortgage Loan Trust (p)
   Series 1998-3 Class A
   7.750% due 09/19/27                                    187             194
   Series 1999-3 Class A
   8.000% due 08/19/29                                    346             362
   Series 2005-RP1 Class 1A3
   8.000% due 01/25/35                                  1,007           1,057
   Series 2005-RP1 Class 1A4
   8.500% due 01/25/35                                    555             589
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.404% due 06/25/34                                  1,878           1,841
   Series 2005-AR6 Class 2A1 (E)
   4.540% due 09/25/35                                  4,856           4,745
Harborview Mortgage Loan Trust
   Series 2005-10 Class 2A1B (E)
   5.290% due 11/19/35                                  1,450           1,460
   Series 2005-14 Class 3A1A
   5.225% due 12/19/35                                    796             788
   Series 2005-16 Class 3A1B (E)
   5.250% due 01/19/36                                  1,884           1,888
   Series 2005-16 Class X1
   Interest Only STRIP
   1.683% due 01/19/36                                  7,471             266
   Series 2005-16 Class X3
   Interest Only STRIP
   1.373% due 01/19/36                                 19,405             685
   Series 2005-2 Class X
   Interest Only STRIP
   1.098% due 05/19/35                                 14,971             393
   Series 2005-3 Class X2
   Interest Only STRIP
   0.792% due 06/19/35                                 13,690             359
   Series 2005-5 Class 2A1B (E)
   5.200% due 07/19/45                                    979             981
   Series 2006-1 Class 2A1A (E)
   5.150% due 03/19/37                                  1,815           1,814
   Series 2006-1 Class PO1
   Principal Only STRIP
   Zero coupon due 03/19/37                                --              --
   Series 2006-1 Class X1
   Interest Only STRIP
   1.321% due 03/19/37                                 10,800             560
Impac CMB Trust (E)
   Series 2004-3 Class 1A
   5.209% due 06/25/34                                    596             597

                                                    Multistrategy Bond Fund  123

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Impac Secured Assets CMN Owner Trust (E)
   Series 2004-3 Class 1A1
   5.159% due 11/25/34                                     80              80
IndyMac Index Mortgage Loan Trust
   Series 2004-AR4 Class 1A
   4.583% due 08/25/34                                  1,147           1,141
   Series 2005-AR1 Class AX2
   Interest Only STRIP
   0.807% due 07/25/35                                 10,130             367
   Series 2005-AR2 Class 1A21
   5.900% due 12/25/35                                  1,118           1,119
   Series 2005-AR3 Class 1A1 (E)
   5.201% due 01/25/36                                  2,591           2,574
   Series 2006-AR6 Class 2A1B (E)
   5.220% due 06/25/47                                  2,625           2,625
   Series 2006-AR7 Class 5A1
   6.166% due 05/25/36                                  1,195           1,199
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C1 Class A3
   5.376% due 07/12/37                                  1,155           1,144
   Series 2003-C1 Class A2
   4.985% due 01/12/37                                  1,526           1,473
   Series 2004-FL1 Class A1 (E)(p)
   5.071% due 04/16/19                                    366             366
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                  1,838           1,768
   Series 2005-CB1 Class A4
   5.335% due 08/12/37                                  1,410           1,370
   Series 2005-LDP Class A4
   5.346% due 12/15/44                                  1,985           1,919
   Series 2005-LDP Class AJ
   4.842% due 07/15/42                                    820             764
   Series 2006-CB1 Class A4
   5.481% due 12/12/44                                  1,520           1,491
   Series 2006-CB1 Class AJ
   5.679% due 12/12/44                                    275             270
   Series 2006-LDP Class D
   5.776% due 04/15/43                                    185             181
JP Morgan Mortgage Trust
   Series 2005-A2 Class 2A1
   4.711% due 04/25/35                                    603             606
   Series 2005-A6 Class 1A2
   5.153% due 09/25/35                                  1,470           1,423
LB-UBS Commercial Mortgage Trust
   Series 2004-C4 Class A3
   5.155% due 06/15/29                                  3,135           3,095
   Series 2005-C5 Class A2
   4.885% due 09/15/30                                  1,315           1,290
   Series 2006-C1 Class A2
   5.084% due 02/15/31                                    395             389
   Series 2006-C3 Class AJ
   5.720% due 03/15/39                                     75              74

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lehman Mortgage Trust
   Series 2005-2 Class 2A3
   5.500% due 12/25/35                                  1,190           1,184
   Series 2005-3 Class 1A3
   5.500% due 01/25/36                                  3,880           3,847
Luminent Mortgage Trust (E)
   Series 2006-1 Class A1
   5.199% due 04/25/36                                  1,837           1,837
   Series 2006-3 Class 11A2
   5.220% due 09/25/35                                  1,700           1,700
Mastr Alternative Loans Trust
   Series 2003-4 Class B1
   5.655% due 06/25/33                                  1,186           1,167
   Series 2003-6 Class 3A1
   8.000% due 09/25/33                                    155             157
   Series 2003-9 Class 1A1
   5.500% due 12/25/18                                    481             475
   Series 2005-3 Class 7A1
   6.000% due 04/25/35                                    894             886
Mastr Asset Securitization Trust
   Series 2003-11 Class 6A8 (E)
   5.459% due 12/25/33                                  2,655           2,663
   Series 2005-2 Class 1A1
   5.250% due 11/25/35                                  4,404           4,293
Mastr Reperforming Loan Trust
   Series 2005-1 Class 1A5 (p)
   8.000% due 08/25/34                                    785             823
   Series 2005-2 Class 1A4 (p)
   8.000% due 05/25/35                                  1,254           1,262
Mastr Specialized Loan Trust(p)
   5.150% due 07/25/35                                    673             659
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   5.141% due 06/15/30                                  1,258           1,288
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2005-A6 Class 2A1
   5.079% due 08/25/35                                  1,487           1,487
Merrill Lynch Mortgage Trust
   4.350% due 11/15/10 (p)                                180             177
   4.330% due 11/25/10 (p)                                185             182
   Series 2002-MW1 Class J (p)
   5.695% due 07/12/34                                    365             343
   Series 2004-BPC Class A3
   4.467% due 10/12/41                                    365             347
   Series 2004-MKB Class A2
   4.353% due 02/12/42                                  1,940           1,884

 124  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-CIP Class A2
   4.960% due 07/12/38                                    225             221
   Series 2005-CIP Class B
   5.274% due 07/12/38                                    400             383
MLCC Mortgage Investors, Inc.
   Series 2004-HB1 Class A2 (E)
   5.110% due 04/25/29                                    726             726
   Series 2005-1 Class 1A
   4.738% due 04/25/35                                    822             825
Morgan Stanley Capital I
   Series 1999-FNV Class G (p)
   6.120% due 03/15/31                                    400             402
   Series 2005-HQ6 Class A2A
   4.882% due 08/13/42                                    595             582
   Series 2005-IQ1 Class AAB
   5.178% due 09/15/42                                  2,510           2,451
   Series 2006-HQ8 Class A4
   5.561% due 03/12/44                                  2,685           2,637
Morgan Stanley Mortgage Loan Trust
   Series 2006-2 Class 6A
   6.500% due 02/25/36                                    734             743
Nationslink Funding Corp.
   Series 1999-SL Class A4
   6.654% due 11/10/30                                     94              94
Nomura Asset Acceptance Corp.
   Series 2005-AP1 Class 2A1 (E)
   5.109% due 02/25/35                                    289             289
   Series 2005-WF1 Class 2A2
   4.786% due 03/25/35                                  1,285           1,259
Prime Mortgage Trust
   Series 2004-CL1 Class 1A1
   6.000% due 02/25/34                                    287             282
   Series 2004-CL1 Class 1A2 (E)
   5.359% due 02/25/34                                    207             207
   Series 2004-CL1 Class 2A2 (E)
   5.359% due 02/25/19                                     58              58
Residential Accredit Loans, Inc.
   Series 2004-QS5 Class A6 (E)
   5.559% due 04/25/34                                    505             506
   Series 2004-QS8 Class A4 (E)
   5.359% due 06/25/34                                  2,356           2,366
   Series 2005-QA1 Class A41
   5.733% due 09/25/35                                  2,929           2,913
   Series 2005-QA8 Class NB3
   5.517% due 07/25/35                                  1,607           1,602
   Series 2006-QO1 Class 1A1 (E)
   5.219% due 02/25/46                                  1,109           1,107
   Series 2006-QO1 Class 2A1 (E)
   5.229% due 02/25/46                                    947             950
Residential Asset Mortgage Products, Inc.
   Series 2004-SL1 Class A3
   7.000% due 11/25/31                                    294             299

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-SL4 Class A3
   6.500% due 07/25/32                                    523             531
   Series 2005-SL1 Class A2
   6.000% due 05/25/32                                    787             794
Residential Asset Securitization Trust (E)
   Series 2003-A15 Class 1A2
   5.409% due 02/25/34                                  2,633           2,642
Residential Funding Mortgage Securities I (E)
   Series 2003-S14 Class A5
   5.359% due 07/25/18                                  1,985           1,993
   Series 2003-S5 Class 1A2
   5.409% due 11/25/18                                  1,311           1,319
Sequoia Mortgage Trust (E)
   Series 2004-3 Class A
   5.306% due 05/20/34                                  4,747           4,748
Small Business Administration Participation
   Certificates
   5.520% due 06/01/24                                    368             366
Structured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 Class 5A
   5.500% due 12/25/34                                    522             513
Structured Asset Mortgage Investments, Inc.
   Series 2006-AR3 Class 11A2 (E)
   5.270% due 04/25/36                                  3,175           3,175
   Series 2006-AR3 Class 3A1 (E)
   5.180% due 02/25/36                                  1,790           1,790
   Series 2006-AR5 Class 182
   5.000% due 05/25/45                                  2,075           2,075
Structured Asset Securities Corp.
   Series 2002-22H Class 1A
   6.983% due 11/25/32                                    117             119
   Series 2004-12H Class 1A
   6.000% due 05/25/34                                    508             501
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                  3,410           3,349
Thornburg Mortgage Securities Trust (E)
   Series 2005-3 Class 1A1
   5.189% due 10/25/35                                  1,199           1,200
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                  3,330           3,218

                                                    Multistrategy Bond Fund  125

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-C23 Class AJ
   5.515% due 01/15/45                                    160             156
Washington Mutual Alternative Mortgage
   Pass-Through Certificates
   Series 2005-9 Class 3CB
   5.500% due 10/25/20                                    745             736
   Series 2006-2 Class 2CB
   6.500% due 03/25/36                                  1,091           1,093
   Series 2006-AR2 Class A1A (E)
   4.951% due 04/25/46                                  2,115           2,117
Washington Mutual, Inc.
   Series 2002-AR9 Class 1A (E)
   5.151% due 08/25/42                                    958             959
   Series 2003-AR4 Class A7 (E)
   3.950% due 05/25/33                                    134             130
   Series 2003-AR9 Class 1A7 (E)
   4.052% due 09/25/33                                    910             888
   Series 2003-S9 Class A2 (E)
   5.509% due 10/25/33                                  2,494           2,507
   Series 2004-AR1 Class A2C (E)
   5.135% due 07/25/44                                    184             184
   Series 2004-AR1 Class A3 (E)
   5.135% due 10/25/44                                    431             433
   Series 2004-AR1 Class X
   0.609% due 07/25/44                                 13,156             247
   0.634% due 10/25/44                                 20,425             357
   Series 2004-AR8 Class X
   0.381% due 06/25/44                                  7,560             135
   Series 2004-CB3 Class 1A
   6.000% due 10/25/34                                    377             371
   Series 2004-CB3 Class 4A
   6.000% due 10/25/19                                    862             870
   Series 2005-AR1 Class 1A1
   4.843% due 10/25/35                                  1,990           1,962
   Series 2005-AR1 Class A1A1 (E)
   5.249% due 10/25/45                                    645             649
   Series 2005-AR1 Class A1B1 (E)
   5.249% due 08/25/45                                  1,102           1,105
   5.219% due 10/25/45                                  1,877           1,881
   5.209% due 11/25/45                                  1,505           1,509
   5.209% due 12/25/45                                  3,124           3,123
   Series 2005-AR1 Class A1C1 (E)
   5.149% due 12/25/45                                  2,536           2,536
   Series 2005-AR6 Class B3 (E)
   5.619% due 04/25/45                                  1,369           1,365
   Series 2005-AR8 Class 2AB3 (E)
   5.319% due 07/25/45                                  1,547           1,555
   Series 2006-AR4 Class 1A1B (E)
   4.828% due 05/25/46                                  2,250           2,246
Wells Fargo Mortgage Backed Securities Trust
   Series 2004-I Class 1A1
   3.387% due 07/25/34                                    929             936

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-T Class A1 (E)
   3.452% due 09/25/34                                    898             899
   Series 2005-12 Class 1A7
   5.500% due 11/25/35                                  1,643           1,566
   Series 2005-17 Class 1A1
   5.500% due 01/25/36                                  1,605           1,539
   Series 2005-17 Class 1A2
   5.500% due 01/25/36                                  1,281           1,226
   Series 2005-AR1 Class 2A1
   4.946% due 10/25/35                                    579             573
   Series 2006-1 Class A3
   5.000% due 03/25/21                                  1,617           1,561
   Series 2006-2 Class 2A3
   5.500% due 03/25/36                                  3,162           3,112
   Series 2006-2 Class 3A1
   5.750% due 03/25/36                                  1,726           1,690
   Series 2006-4 Class 1A8
   5.750% due 04/25/36                                  1,035           1,026
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                  2,062           2,024
   Series 2006-AR4 Class 1A1 (E)
   5.870% due 04/25/36                                  2,157           2,148
   Series 2006-AR4 Class 2A1 (E)
   5.798% due 04/25/36                                  3,356           3,326
   Series 2006-AR5 Class 2A1 (E)
   5.552% due 04/25/36                                    560             557
                                                                 ------------
                                                                      976,275
                                                                 ------------

Municipal Bonds - 0.6%
California State University Revenue Bonds weekly
   demand (u)
   5.000% due 11/01/30                                    435             450
New Jersey Economic Development Authority
   Revenue Bonds weekly demand
   5.750% due 06/15/34                                    745             785
New York City Municipal Water Finance Authority
   Revenue Bonds weekly demand
   4.750% due 06/15/38                                  4,800           4,722
New York State Urban Development Corp. Revenue
   Bonds weekly demand (u)
   5.250% due 03/15/34                                    540             572
State of California General Obligation
   Unlimited, weekly demand
   5.000% due 02/01/33                                    370             376

 126  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
State of Illinois General Obligation Unlimited
   5.100% due 06/01/33                                    480             431
State of Oregon General Obligation Unlimited
   5.892% due 06/01/27                                    555             551
State of Texas General Obligation Unlimited
   weekly demand
   4.750% due 04/01/35                                    450             449
Tobacco Settlement Authority of Iowa
   6.500% due 06/01/23                                    400             393
Tobacco Settlement Financing Corp. Revenue Bonds
   weekly demand
   5.750% due 06/01/32                                  4,155           4,311
West Virginia Economic Development Authority
   Revenue Bonds
   5.370% due 07/01/20 (u)                                200             191
   6.070% due 07/01/26                                    655             641
                                                                 ------------
                                                                       13,872
                                                                 ------------

Non-US Bonds - 0.9%
Brazilian Government International Bond
   12.500% due 01/05/16                          BRL    1,788             852
Bundesrepublik Deutschland
   5.000% due 07/04/11                           EUR    1,355           1,808
General Motors Corp. (p)
   7.250% due 07/03/13                           EUR      310             301
International Bank for Reconstruction &
   Development
   Zero coupon due 08/20/07                      NZD      950             556
Mexican Bonos
   10.000% due 12/05/24                          MXN    9,130             914
Poland Government Bond
   6.250% due 10/24/15                           PLN    1,190             418
Province of Ontario
   4.500% due 03/08/15                           CAD      890             783
Province of Quebec Canada
   5.000% due 12/01/15                           CAD    1,529           1,380
Quebec Residual Zero coupon due 12/01/36         CAD    2,790             513
Queensland Treasury Corp.
   6.000% due 10/14/15                           AUD    2,854           2,195
Russia Paris Club Participant (A)
   1.975% due 08/20/20                           JPY   54,946             483
Sweden Government Bond
   4.000% due 12/01/09                           SEK    6,855             949
   4.500% due 08/12/15                           SEK    3,480             497
   5.000% due 12/01/20                           SEK    2,005             304
United Kingdom Gilt
   5.750% due 12/07/09                           GBP    2,800           5,286
   8.000% due 09/27/13                           GBP    1,050           2,313
                                                                 ------------
                                                                       19,552
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Registered Investment Company Funds - 0.0%
Pacific Investment Management Co.
   Series High Yield Portfolio Institutional               21             175
                                                                 ------------

United States Government Agencies - 1.1%
Fannie Mae
   3.875% due 02/15/10                                  3,405           3,250
   4.375% due 03/15/13 (N)                              1,270           1,202
   Zero coupon due 10/09/19                             2,155             972
Financing Corp.
   Zero coupon due 05/11/16                               400             231
   Zero coupon due 06/06/16                             1,185             681
   Zero coupon due 12/27/16                             1,410             784
   Zero coupon due 10/06/17                             2,385           1,280
   Zero coupon due 11/30/17                             3,540           1,883
   Zero coupon due 02/08/18                               365             192
   Zero coupon due 04/06/18                             1,805             939
   Zero coupon due 08/03/18                             3,205           1,634
   Zero coupon due 11/02/18                             2,485           1,248
   Zero coupon due 12/06/18                             1,770             883
   Zero coupon due 12/27/18                             3,800           1,890
   Zero coupon due 04/05/19                             1,445             707
   Zero coupon due 09/26/19                             3,000           1,428
Freddie Mac
   4.375% due 11/16/07                                    465             460
   2.750% due 03/15/08 (N)                              1,060           1,015
   4.750% due 01/18/11                                  2,685           2,627
   4.750% due 01/19/16 (N)                              1,070           1,019
Residual Funding (N)
   Principal Only STRIP
   Zero coupon due 10/15/20                               400             182
                                                                 ------------
                                                                       24,507
                                                                 ------------

United States Government Treasuries - 12.0%
United States Treasury (N)
   Principal Only STRIP
   Zero coupon due 11/15/13                             4,645           3,182

                                                    Multistrategy Bond Fund  127

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Inflation Indexed Bonds
   3.875% due 01/15/09 (N)                              3,441           3,612
   2.375% due 04/15/11                                  3,694           3,717
   3.375% due 01/15/12 (N)                              6,344           6,733
   3.000% due 07/15/12 (N)                              3,812           3,974
   2.000% due 07/15/14 (N)                             21,745          21,192
   1.875% due 07/15/15 (N)                                403             387
   2.000% due 01/15/16 (N)                                110             106
   2.375% due 01/15/25 (N)                              4,216           4,165
   2.000% due 01/15/26 (N)                              1,001             931
   3.625% due 04/15/28 (N)                                614             739
United States Treasury Notes
   3.125% due 05/15/07 (N)                             21,250          20,864
   4.375% due 05/15/07 (N)                             10,750          10,692
   4.375% due 12/31/07 (N)                              4,255           4,220
   3.375% due 02/15/08 (N)                              9,000           8,769
   4.875% due 04/30/08                                 20,885          20,887
   4.375% due 12/15/10 (N)                             47,420          46,359
   5.000% due 02/15/11 (N)                              1,380           1,386
   4.500% due 02/28/11 (N)                                370             363
   4.750% due 03/31/11 (N)                              4,065           4,033
   5.000% due 08/15/11 (N)                              1,000           1,004
   3.875% due 02/15/13                                  7,100           6,647
   4.250% due 08/15/15 (N)                                 --              --
   4.500% due 02/15/16 (N)                              3,615           3,457
   8.750% due 05/15/17 (N)                                445             578
   8.125% due 08/15/19 (N)                             13,425          17,076
   8.125% due 08/15/21 (N)                              1,275           1,650
   6.250% due 08/15/23 (N)                                750             829
   7.625% due 02/15/25 (N)                              2,500           3,180
   6.000% due 02/15/26 (N)                             25,665          27,800
   6.375% due 08/15/27 (N)                              7,675           8,703
   Principal Only STRIP
   Zero coupon due 02/15/27 (N)                         7,750           2,576
   6.125% due 08/15/29 (N)                             14,650          16,249
   5.375% due 02/15/31 (N)(sec.)                        2,065           2,096
   4.500% due 02/15/36 (N)                             14,555          13,080
                                                                 ------------
                                                                      271,236
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,921,969)                                                   1,898,085
                                                                 ------------
COMMON STOCKS - 0.1%
Financial Services - 0.1%
Emerging Market Local Currency (AE)                   285,202           3,258
                                                                 ------------

TOTAL COMMON STOCKS
(cost $3,201)                                                           3,258
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

PREFERRED STOCKS - 0.2%
Financial Services - 0.1%
DG Funding Trust (p)                                      191           2,030
                                                                 ------------

Producer Durables - 0.0%
Nexen, Inc.                                            12,590             319
                                                                 ------------

Utilities - 0.1%
Rural Cellular Corp. (AE)                               1,725           1,984
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $4,329)                                                           4,333
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Travelcenters of America, Inc. (AE)
   2009 Warrants                                           30              --
                                                                 ------------

Materials and Processing - 0.0%
Solutia, Inc. (AE)(p)
   2009 Warrants                                          850              --
                                                                 ------------

Miscellaneous - 0.0%
Mexico Government International Bond Value
   Recovery Rights (AE)
   Series D                                         5,887,000              38
   Series E                                         3,950,000             103
                                                                 ------------
                                                                          141
                                                                 ------------

Utilities - 0.0%
GT Group Telecom, Inc. (AE)(p)
   2010 Warrants                                            1              --
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $183)                                                               141
                                                                 ------------


                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.1%
Cross Currency Options
(Fund Pays/Fund Receives)
   USD/JPY May 2006 115.00 Put (3)                      3,600              65

 128  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
-----------------------------------------------------------------------------
Eurodollar Futures
   Sept 2006 92.50 Put (168)                              420               1
   Sept 2006 93.00 Put (167)                              418               1
   Sept 2006 94.00 Put (225)                              563               2
   Dec 2006 91.75 Put (186)                               465               1
   Dec 2006 92.00 Put (504)                             1,260               3
   Dec 2006 92.25 Put (209)                               523               1
   Dec 2006 92.50 Put (226)                               565               1
   Dec 2006 92.75 Put (150)                               375               1
   May 2007 92.25 Put (310)                               775               2

Forward Volatility Agreements
(Fund Pays/Fund Receives)
   USD/JPY 1 Year
   Aug 2006 117.15 Call (3)                             8,000           1,113

Swaptions
(Fund Pay/Fund Receives)
   USD Three Month LIBOR/USD 5.000%
   Mar 2006 0.00 Call (2)                              30,000              74
   USD Three Month LIBOR/USD 4.750%
   Aug 2006 0.00 Call (1)                               7,000               1
   USD Three Month LIBOR/USD 4.250%
   Oct 2006 0.00 Call (2)                              16,000              --
   USD Three Month LIBOR/USD 4.500%
   Oct 2006 0.00 Call (4)                              45,900               2
   USD Three Month LIBOR/ USD 4.800%
   Dec 2006 0.00 Call (1)                              17,000              12
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $582)                                                             1,280
                                                                 ------------


                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
SHORT-TERM INVESTMENTS - 32.2%
Abitibi-Consolidated, Inc. (N)
   6.950% due 12/15/06                                    438             440
American General Finance Corp. (E)
   Series MTNG
   4.980% due 03/23/07                                    300             300
ANZ, Inc. Discount Notes (c)(z)
   4.645% due 05/16/06                                 18,000          17,965
Arizona Public Service Co.
   6.750% due 11/15/06                                    180             181
Avista Corp.
   7.750% due 01/01/07                                     55              56
Bank of Ireland Governor & Co. (c)(z)
   4.680% due 05/23/06                                 17,200          17,151

-----------------------------------------------------------------------------
                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
                                                 ------------
Barclays Bank PLC (z)
   4.485% due 01/29/07                                  6,200           6,215
Barclays US Funding, LLC
   4.645% due 05/15/06 (c)(z)                          12,400          12,378
   4.890% due 07/05/06                                  1,500           1,487
BNP Paribas Financial, Inc. (z)
   4.480% due 05/10/06 (c)                             16,300          16,282
   4.930% due 07/13/06                                  3,800           3,761
Caremark Rx, Inc.
   7.375% due 10/01/06                                  1,742           1,756
CC Funding Trust I
   6.900% due 02/16/07                                    685             692
Countrywide Home Loans, Inc. (N)
   Series MTNK
   5.500% due 02/01/07                                    135             135
CSX Corp. (E)
   4.990% due 08/03/06                                    282             282
DaimlerChrysler NA Holding Corp. (E)
   Series MTND
   5.100% due 11/17/06                                  2,800           2,803
Danske Corp. (z)
   4.740% due 06/08/06 (c)                              1,100           1,094
   4.840% due 06/27/06 (c)                                600             595
   4.955% due 07/20/06                                 14,200          14,042
   4.980% due 07/26/06                                  4,200           4,146
Dexia Del LLC (z)
   4.755% due 05/05/06                                 18,000          17,990
DNB NOR Bank ASA (c)(z)
   4.840% due 06/12/06                                  2,300           2,287
Duke Capital LLC
   4.302% due 05/18/06                                    320             320
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     80              80
Fannie Mae (E)(N)
   4.810% due 09/22/06                                  2,000           1,999
Fannie Mae Discount Notes (z)
   4.669% due 05/01/06 (c)                              2,800           2,800
   Zero coupon due 06/30/06                             3,685           3,655
Federal Home Loan Bank Discount Note (c)(z)
   Zero coupon due 06/07/06                             2,275           2,264
Federal Home Loan Bank Discount Notes (c)(z)
   4.660% due 05/02/06                                 18,300          18,298
   4.670% due 05/04/06                                  1,000           1,000

                                                    Multistrategy Bond Fund  129

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
FedEx Corp.
   2.650% due 04/01/07                                    220             214
Ford Motor Credit Co. (E)
   5.090% due 03/13/07                                  2,250           2,194
FPL Group Capital, Inc.
   4.086% due 02/16/07                                    486             481
France Treasury Bills BTF
   Zero coupon due 05/04/06                      EUR    2,900           3,658
Frank Russell Investment Company Money Market
   Fund                                           291,534,000         291,534
Freddie Mac Discount Notes (z)
   Zero coupon due 06/12/06 (c)                        13,050          12,980
   Zero coupon due 06/26/06 (c)                        12,000          11,914
   Zero coupon due 06/28/06                            11,750          11,658
   Zero coupon due 06/30/06                             3,210           3,184
General Electric Capital Corp. (z)
   4.975% due 07/24/06                                 18,800          18,580
General Motors Acceptance Corp.
   6.125% due 09/15/06 (N)                              2,100           2,083
   5.968% due 01/16/07 (E)                              1,500           1,474
German Treasury Bill
   Zero coupon due 07/12/06                      EUR    1,300           1,632
   Zero coupon due 09/13/06                      EUR    3,000           3,746
GTE Hawaiian Telephone Co.
   Series B
   7.375% due 09/01/06                                    200             200
Hartford Financial Services Group, Inc.
   2.375% due 06/01/06                                     40              40
HBOS Treasury Service PLC (z)
   4.985% due 07/28/06                                 18,900          18,667
Healthsouth Corp.
   8.150% due 03/10/07                                    500             496
ING US Funding, LLC (c)(z)
   4.870% due 06/27/06                                  5,000           4,961
   4.885% due 06/27/06                                 14,000          13,892
JPMorgan Chase & Co.
   5.350% due 03/01/07                                    160             160
Kerr-McGee Corp.
   5.875% due 09/15/06                                     45              45
Liberty Media Corp. (E)
   6.410% due 09/17/06                                  1,128           1,132
Marsh & McLennan Cos., Inc.
   5.375% due 03/15/07                                  1,480           1,475
Monongahela Power Co.
   5.000% due 10/01/06                                    630             628
Netherlands Government Bond
   5.750% due 02/15/07                           EUR      490             631
Northrop Grumman Corp.
   4.079% due 11/16/06                                    155             154
Panhandle Eastern Pipe Line
   Series B
   2.750% due 03/15/07                                    125             122

-----------------------------------------------------------------------------
                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
Premium Asset Trust (p)
   5.103% due 02/02/07                                    780             779
Rabobank USA Financial Corp. (c)(z)
   4.820% due 05/01/06                                 18,800          18,800
RC Trust 1 Equity Preferred
   7.000% due 05/15/06                                  1,340             670
Skandinaviska Enskilda Banken (z)
   4.830% due 06/22/06 (c)                              1,400           1,390
   4.840% due 06/22/06 (c)                             17,400          17,278
   4.960% due 07/20/06                                  1,300           1,283
Societe Generale NA (z)
   4.670% due 05/23/06 (c)                              1,000             997
   4.760% due 06/24/06 (c)                              2,000           1,989
   4.940% due 07/11/06                                  9,400           9,307
   4.990% due 08/22/06                                  7,700           7,578
Sprint Capital Corp.
   4.780% due 08/17/06                                    626             625
Swedbank (c)(z)
   4.790% due 06/14/06                                 17,700          17,596
Total Fina Elf (c)(z)
   4.830% due 05/01/06                                 18,800          18,800
Toyota Motor Corp.
   Zero coupon due 03/10/07                               500             496
TXU Corp.
   Series J
   6.375% due 06/15/06                                    125             125
UBS Financial Del, LLC (z)
   4.820% due 05/01/06 (c)                                600             600
   4.600% due 05/08/06 (c)                              7,100           7,094
   4.850% due 06/29/06                                  1,400           1,389
   4.930% due 07/10/06                                 10,900          10,794
   4.990% due 08/22/06                                    800             787
United States Treasury Bills (z)
   4.592% due 06/01/06 (c)(sec.)                        1,540           1,534
   4.622% due 06/01/06 (c)(sec.)                          250             249
   4.625% due 06/01/06 (c)(sec.)                        1,275           1,270
   4.606% due 06/15/06 (c)(N)(sec.)                       500             497
   4.615% due 06/15/06 (c)(N)(sec.)                     2,000           1,989
   4.616% due 06/15/06 (c)(N)(sec.)                       275             273
   4.641% due 06/15/06 (c)(N)                              25              25
   4.648% due 06/15/06 (c)(N)                              25              25
   4.652% due 06/15/06 (c)(N)                             100              99
   4.664% due 06/15/06 (c)(N)                              25              25
   4.672% due 06/15/06 (c)(N)                              50              50
   4.683% due 06/15/06 (c)(N)                              20              20
   4.414% due 07/13/06 (sec.)                             650             644
   4.745% due 08/31/06 (sec.)                              50              49
   4.758% due 08/31/06 (sec.)                             200             197

 130  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Notes (N)
   4.625% due 05/15/06                                    620             620
   3.500% due 11/15/06                                 14,400          14,288
   3.000% due 12/31/06                                 15,770          15,566
   3.750% due 03/31/07                                  7,815           7,731
Westpac Banking Corp. (z)
   4.715% due 05/30/06 (c)                              5,200           5,180
   4.980% due 07/24/06                                  1,200           1,186
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $730,178)                                                       730,283
                                                                 ------------

OTHER SECURITIES - 13.9%
Frank Russell Investment Company Money Market
   Fund (X)                                        82,520,368          82,520
State Street Securities Lending Quality Trust
   (X)                                            232,470,307         232,470
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $314,990)                                                       314,990
                                                                 ------------

TOTAL INVESTMENTS - 130.3%
(identified cost $2,975,432)                                        2,952,370

OTHER ASSETS AND LIABILITIES,
NET - (30.3%)                                                        (686,536)
                                                                 ------------

NET ASSETS - 100.0%                                                 2,265,834
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                    Multistrategy Bond Fund  131

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures (CME)
   expiration date 09/06 (100)                             23,690                  8
   expiration date 12/06 (675)                            159,899               (596)
   expiration date 03/07 (657)                            155,693               (721)
   expiration date 06/07 (606)                            143,637               (574)
   expiration date 09/07 (516)                            122,311               (464)
   expiration date 12/07 (352)                             83,428               (288)
   expiration date 03/08 (88)                              20,854                (12)
United States Treasury Bonds
   expiration date 06/06 (109)                             11,646               (592)
United States Treasury 2 Year Notes
   expiration date 06/06 (410)                             85,531               (166)
United States Treasury 5 Year Notes
   expiration date 06/06 (215)                             22,394               (151)
United States Treasury 10 Year Notes
   expiration date 06/06 (1,682)                          177,582             (2,795)

Short Positions
Germany, Federal Republic
   10 Year Bonds
   expiration date 06/06 (2)                                  317                 11
United States Treasury Bonds
   expiration date 06/06 (33)                               3,526                177
United States Treasury 2 Year Notes
   expiration date 06/06 (37)                               7,538                 22
United States Treasury 5 Year Notes
   expiration date 06/06 (257)                             26,761                298
United States Treasury 10 Year Notes
   expiration date 06/06 (227)                             24,433                211
                                                                     ---------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts (a)                                                 (5,632)
                                                                     ===============
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Cross Currency Options
(Fund Pays/Fund Receives)
   USD/JPY May 2006 112.00 Put (3)                          3,600                (19)
   USD/JPY May 2006 116.00 Put (1)                          1,300                (33)
   USD/JPY Jul 2006 116.00 Put (1)                            500                 (3)

Eurodollar Futures
   Sep 2006 95.50 Call (23)                                 5,941                 --
   Sep 2006 95.00 Put (43)                                 10,213                (31)
   Sep 2006 95.25 Put (93)                                 22,146               (114)
   Sep 2006 95.50 Put (23)                                  5,491                (43)
   Dec 2006 95.00 Put (17)                                  4,038                (14)
   Dec 2006 95.25 Put (565)                               134,541               (741)
   Dec 2006 95.50 Put (44)                                 10,505                (83)
   Mar 2007 95.25 Put (24)                                  5,715                (32)
   Mar 2007 94.75 Put (22)                                  5,211                (13)

Swaptions
(Fund Pay/Fund Receives)
   GBP Six Month LIBOR/GBP 4.500%
   Dec 2006 0.00 Put (1)                                   10,800                (98)
   USD Three Month LIBOR/ USD 4.300%
   Oct 2006 0.00 Call (1)                                   4,000                 --
   USD Three Month LIBOR/ USD 4.310%
   Oct 2006 0.00 Call (2)                                   4,000                 --
   USD Three Month LIBOR/ USD 4.540%
   Oct 2006 0.00 Call (2)                                  10,100                 (1)
   USD Three Month LIBOR/ USD 4.560%
   Oct 2006 0.00 Call (1)                                   8,000                 (2)
   USD Three Month LIBOR/ USD 4.780%
   Aug 2006 0.00 Call (1)                                   3,000                 (1)
   USD Three Month LIBOR/ USD 4.850%
   Dec 2006 0.00 Call (1)                                   7,000                (12)
   USD Three Month LIBOR/ USD 5.040%
   Mar 2007 0.00 Call (2)                                  13,000                (66)

United States Treasury Notes
   10 Year Futures
   May 2006 106.00 Call (62)                                6,572                (18)
   May 2006 108.00 Call (19)                                2,052                 --
   May 2006 109.00 Call (98)                               10,682                 (2)
   May 2006 105.00 Put (221)                               23,205                (55)
                                                                     ---------------
Total Liability for Options Written
   (premiums received $1,380)                                                 (1,381)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 132  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             412   AUD              568    05/08/06                 19
USD             440   AUD              597    05/08/06                 13
USD             456   AUD              629    05/08/06                 22
USD             519   AUD              695    05/08/06                  9
USD              75   CAD               87    05/03/06                  3
USD             462   CAD              536    05/08/06                 18
USD              78   CAD               87    06/15/06                 --
USD             469   CNY            3,629    03/19/07                 --
USD             200   CNY            1,544    03/20/07                 --
USD             697   EUR              560    05/03/06                 10
USD               6   EUR                5    05/08/06                 --
USD             444   EUR              360    05/08/06                 10
USD             453   EUR              367    05/08/06                 11
USD             455   EUR              369    05/08/06                 11
USD             589   EUR              478    05/08/06                 14
USD             595   EUR              492    05/08/06                 27
USD             599   EUR              478    05/08/06                  5
USD           1,080   EUR              906    05/08/06                 64
USD           1,107   EUR              913    05/08/06                 46
USD           1,635   EUR            1,359    05/08/06                 80
USD           2,053   EUR            1,673    05/08/06                 59
USD             520   EUR              421    05/25/06                 12
USD             582   EUR              472    06/06/06                 15
USD           3,552   EUR            2,870    06/23/06                 81
USD          10,101   EUR            8,450    06/23/06                598
USD             286   GBP              160    05/03/06                  6
USD           2,962   GBP            1,688    05/03/06                117
USD               6   GBP                3    05/08/06                 --
USD             338   GBP              190    05/08/06                  9
USD             453   GBP              258    05/08/06                 18
USD             457   GBP              258    05/08/06                 14
USD             566   GBP              322    05/08/06                 21
USD             573   GBP              322    05/08/06                 14
USD           1,108   GBP              628    05/08/06                 38
USD           3,331   GBP            1,848    06/15/06                 41
USD             592   ISK           39,650    05/08/06                (58)
USD             900   JPY          103,431    05/01/06                  9
USD              37   JPY            4,260    05/08/06                  1
USD             117   JPY           13,774    05/08/06                  4
USD             511   JPY           59,695    05/08/06                 14
USD             520   JPY           59,695    05/08/06                  5
USD             539   JPY           63,673    05/08/06                 21
USD             562   JPY           66,100    05/08/06                 19
USD             582   JPY           68,220    05/08/06                 18
USD             692   JPY           80,925    05/08/06                 19

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           1,086   JPY          126,222    05/08/06                 24
USD           1,111   JPY          129,422    05/08/06                 27
USD           1,122   JPY          131,226    05/08/06                 32
USD           1,124   JPY          131,226    05/08/06                 30
USD           1,158   JPY          134,795    05/08/06                 28
USD           1,169   JPY          137,065    05/08/06                 36
USD           1,998   JPY          230,214    05/08/06                 26
USD           2,054   JPY          241,430    05/08/06                 69
USD             119   JPY           13,971    05/15/06                  4
USD             166   JPY           19,476    05/15/06                  5
USD             167   JPY           19,557    05/15/06                  5
USD             282   JPY           33,074    05/15/06                  9
USD             292   JPY           34,218    05/15/06                  9
USD             900   JPY          105,056    05/15/06                 25
USD             950   JPY          111,150    05/15/06                 29
USD           1,000   JPY          114,000    05/15/06                  4
USD           1,798   JPY          206,000    05/15/06                 16
USD           2,853   JPY          332,809    05/15/06                 77
USD           5,567   JPY          653,089    05/15/06                186
USD             402   JPY           46,000    05/23/06                  4
USD             740   JPY           86,601    05/23/06                 23
USD             911   JPY          103,431    05/23/06                 --
USD           7,543   JPY          864,000    06/06/06                 87
USD           3,133   JPY          348,220    09/20/06                (13)
USD           3,358   JPY          379,640    09/20/06                 43
USD           3,421   JPY          393,590    09/20/06                106
USD           6,696   JPY          746,930    09/20/06                 (3)
USD           1,105   SEK            8,527    05/08/06                 55
AUD             568   USD              422    05/08/06                (10)
AUD             589   USD              421    05/08/06                (27)
AUD             597   USD              445    05/08/06                 (9)
AUD             629   USD              460    05/08/06                (18)
AUD           2,395   USD            1,789    05/08/06                (30)
CAD              87   USD               77    05/03/06                 --
CAD             347   USD              298    05/08/06                (13)
CAD             499   USD              435    05/08/06                (12)
CAD           1,684   USD            1,472    05/08/06                (35)
EUR               5   USD                6    05/08/06                 --
EUR               5   USD                7    05/08/06                 --
EUR             367   USD              451    05/08/06                (13)
EUR             369   USD              453    05/08/06                (13)
EUR             478   USD              592    05/08/06                (11)
EUR             498   USD              592    05/08/06                (37)
EUR             564   USD              692    05/08/06                (19)
EUR             906   USD            1,098    05/08/06                (46)

  See accompanying notes which are an integral part of the financial statements.

                                                    Multistrategy Bond Fund  133

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR             906   USD            1,086    05/08/06                (58)
EUR           1,673   USD            2,053    05/08/06                (60)
EUR           1,680   USD            1,998    05/08/06               (123)
EUR           3,200   USD            4,047    05/25/06                  2
EUR           6,177   USD            7,473    06/06/06               (341)
EUR             810   USD              978    06/23/06                (48)
EUR           1,040   USD            1,262    06/23/06                (54)
EUR           1,280   USD            1,570    06/23/06                (50)
EUR           2,760   USD            3,440    06/23/06                (55)
EUR             271   USD              327    06/27/06                (17)
EUR           1,129   USD            1,383    06/30/06                (47)
GBP           1,848   USD            3,329    05/03/06                (41)
GBP             190   USD              331    05/08/06                (16)
GBP             258   USD              457    05/08/06                (14)
GBP             258   USD              453    05/08/06                (18)
GBP             322   USD              574    05/08/06                (14)
GBP             322   USD              566    05/08/06                (21)
GBP             644   USD            1,124    05/08/06                (51)
GBP           1,107   USD            1,950    05/08/06                (69)
ISK          39,650   USD              595    05/08/06                 61
JPY         103,431   USD              908    05/01/06                 --
JPY           1,357   USD               12    05/08/06                 --
JPY          57,252   USD              489    05/08/06                (14)
JPY          59,695   USD              520    05/08/06                 (5)
JPY          59,695   USD              522    05/08/06                 (3)
JPY          62,693   USD              538    05/08/06                (13)
JPY          63,673   USD              541    05/08/06                (19)
JPY          65,142   USD              566    05/08/06                 (7)
JPY          66,084   USD              562    05/08/06                (20)
JPY          67,398   USD              577    05/08/06                (16)
JPY          68,533   USD              587    05/08/06                (15)
JPY         128,969   USD            1,107    05/08/06                (28)
JPY         137,065   USD            1,171    05/08/06                (34)
JPY         227,466   USD            1,936    05/08/06                (65)
JPY          66,000   USD              564    06/06/06                (18)
JPY         393,590   USD            3,507    09/20/06                (20)
JPY         727,860   USD            6,374    09/20/06               (147)
NZD             862   USD              557    05/08/06                  7
PLN           1,608   USD              510    05/08/06                (15)
SEK           3,893   USD              504    05/08/06                (25)
SEK           8,527   USD            1,105    05/08/06                (55)
SEK           8,527   USD            1,080    05/08/06                (80)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                 481
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 134  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
Lehman Brothers                                                 3 Month USD LIBOR
   CMBS Index - AAA              Goldman Sachs          6,170      plus 0.070%               05/01/06                  (114)

                                                                1 Month USD LIBOR
Lehman Brothers High Yield       Bear Stearns           5,640      minus 0.200%              07/01/06                     5
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                              (109)
                                                                                                           ================

INTEREST RATE SWAP CONTRACTS
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               MARKET
        COUNTER              NOTIONAL                                                    TERMINATION           VALUE
         PARTY                AMOUNT         FUND RECEIVES           FUND PAYS               DATE                $
-----------------------   --------------   ------------------   --------------------   ----------------   ----------------
Bank of America             USD    2,500   5.000%               Three Month LIBOR          06/21/36                   (257)
Barclays Bank PLC           GBP   15,400   5.000%               Six Month LIBOR            06/15/07                     46
Barclays Bank PLC           USD   18,100   5.000%               Three Month LIBOR          06/21/08                   (106)
                                                                Consumer Price Index
Barclays Bank PLC           EUR    2,800   2.103%               (France)                   10/15/10                     --
Deutsche Bank               USD    2,700   5.000%               Three Month LIBOR          06/21/36                   (278)
Goldman Sachs               USD    2,600   5.000%               Three Month LIBOR          06/21/16                   (114)
Lehman Brothers             GBP    8,400   4.500%               Six Month LIBOR            09/20/09                   (176)
Lehman Brothers             USD    8,100   5.000%               Three Month LIBOR          06/21/11                   (145)
Lehman Brothers             USD    1,100   5.000%               Three Month LIBOR          06/21/16                    (48)
Lehman Brothers             USD    1,000   5.000%               Three Month LIBOR          12/15/35                    (61)
Merrill Lynch               GBP   19,300   4.500%               Six Month LIBOR            09/20/09                   (406)
Merrill Lynch               GBP      300   4.000%               Six Month LIBOR            12/15/35                      8
                                                                                                          ----------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($43)                            (1,537)
                                                                                                          ================

CREDIT DEFAULT SWAP CONTRACTS
----------------------------------------------------------------------------------------------------------------------
                                                    NOTIONAL                                               MARKET
          REFERENCE                  COUNTER         AMOUNT      FUND RECEIVES       TERMINATION           VALUE
            ENTITY                    PARTY             $          FIXED RATE            DATE                $
------------------------------   ----------------   ---------   ----------------   ----------------   ----------------
Brazilian Government
   International Bond            Morgan Stanley           500        1.660%            03/20/13                      1
Dow Jones CDX High Volatility
   4 Index                       UBS                   13,000        0.900%            06/20/10                     28
Dow Jones CDX High Volatility
   5 Index                       Goldman                3,100        0.850%            12/20/10                     20
Ford Motor Credit Co.            UBS                      700        4.750%            12/20/06                     10
Mexico Government
   International Bond            JP Morgan              2,400        0.920%            03/20/16                     (3)
Russian Government
   International Bond            JP Morgan                300        0.780%            03/20/16                      1
Russian Government
   International Bond            JP Morgan                300        0.800%            03/20/16                      1
                                                                                                      ----------------

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($163)                          58
                                                                                                      ================

  See accompanying notes which are an integral part of the financial statements.

                                                    Multistrategy Bond Fund  135

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                   % OF
                                                    NET
CATEGORIES                                        ASSETS
-------------------------------------------------------------
Asset-Backed Securities                                   6.7
Corporate Bonds and Notes                                14.5
International Debt                                        4.6
Loan Agreements                                           0.3
Mortgage-Backed Securities                               43.1
Municipal Bonds                                           0.6
Non-US Bonds                                              0.9
Registered Investment Company Funds                        --*
United States Government Agencies                         1.1
United States Government Treasuries                      12.0
Common Stocks                                             0.1
Preferred Stocks                                          0.2
Warrants & Rights                                          --*
Options Purchased                                         0.1
Short-Term Investments                                   32.2
Other Securities                                         13.9
                                              ---------------
Total Investments                                       130.3
Other Assets and Liabilities, Net                       (30.3)
                                              ---------------

                                                        100.0
                                              ===============
Futures Contracts                                        (0.3)
Options Written                                          (0.1)
Foreign Currency Exchange Contracts                        --*
Index Swap Contracts                                      (--)*
Interest Rate Swap Contracts                             (0.1)
Credit Default Swap Contracts                              --*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

 136  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,006.30      $     1,017.11
Expenses Paid During
Period*                       $         7.71      $         7.75

* Expenses are equal to the Fund's annualized expense ratio of 1.55% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,010.10      $     1,020.83
Expenses Paid During
Period*                       $         3.99      $         4.01

* Expenses are equal to the Fund's annualized expense ratio of 0.80% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,011.30      $     1,022.07
Expenses Paid During
Period*                       $         2.74      $         2.76

* Expenses are equal to the Fund's annualized expense ratio of 0.55% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                       Tax Exempt Bond Fund  137

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 97.2%
Alabama - 1.2%
City of Tuscaloosa Alabama General Obligation Unlimited                340          5.000       02/15/07               343
County of Baldwin Alabama General Obligation Unlimited (u)           1,570          5.000       01/01/22             1,636
County of Jefferson Alabama General Obligation Unlimited (u)           500          5.000       04/01/10               523
Courtland Industrial Development Board Revenue Bonds, weekly
   demand                                                              250          5.000       11/01/13               254
Mobile County Board of School Commissioners General
   Obligation Unlimited (u)                                            375          5.000       03/01/12               396
                                                                                                              ------------
                                                                                                                     3,152
                                                                                                              ------------

Alaska - 0.2%
City of Anchorage Alaska General Obligation Unlimited,
   weekly demand (u)(ae)                                               500          5.750       12/01/16               543
                                                                                                              ------------

Arizona - 3.0%
Arizona State Transportation Board Revenue Bonds, weekly
   demand                                                              500          5.250       07/01/12               533
Arizona State Transportation Board Revenue Bonds                     1,500          5.000       07/01/14             1,600
Maricopa County Pollution Control Corp. Revenue Bonds,
   annual demand                                                     1,000          2.900       06/01/35               966
Maricopa County Pollution Control Corp. Revenue Bonds,
   annual demand (E)                                                 1,000          4.000       01/01/38               990
Mesa Arizona General Obligation Unlimited, weekly demand
   (u)(ae)                                                           1,000          5.000       07/01/17             1,040
Phoenix Civic Improvement Corp. Revenue Bonds (u)                      250          5.500       07/01/07               255
Phoenix Civic Improvement Corp. Revenue Bonds, weekly demand
   (u)                                                               1,325          5.000       07/01/35             1,364
Salt River Project Agricultural Improvement & Power District
   Revenue Bonds, weekly demand                                      1,350          5.000       01/01/25             1,395
                                                                                                              ------------
                                                                                                                     8,143
                                                                                                              ------------

California - 9.9%
Abag Finance Authority for Nonprofit Corps. Certificate of
   Participation, weekly demand                                        600          5.700       08/15/14               621
Bay Area Toll Authority Revenue Bonds, weekly demand                   530          5.000       04/01/31               548
California Health Facilities Financing Authority Revenue
   Bonds, annual demand (E)                                            500          4.950       07/01/26               515
California Health Facilities Financing Authority Revenue
   Bonds, weekly demand                                              1,000          5.000       07/01/36             1,013
California State Department of Water Resources Revenue Bonds           250          5.500       05/01/10               265
California State Department of Water Resources Revenue Bonds
   (u)                                                                 500          5.250       05/01/11               533
California State Department of Water Resources Revenue Bonds
   (u)                                                               1,000          5.250       05/01/12             1,073
California State Public Works Board Revenue Bonds                      630          5.000       06/01/10               656
California Statewide Communities Development Authority
   Revenue Bonds, annual demand (E)(u)                                 610          4.100       04/01/28               611
California Statewide Communities Development Authority
   Revenue Bonds, annual demand (E)                                  1,000          5.200       12/01/29             1,033
California Statewide Communities Development Authority
   Revenue Bonds, annual demand (E)                                  1,250          2.300       04/01/33             1,232
California Statewide Communities Development Authority
   Revenue Bonds, annual demand (E)                                  1,100          2.625       04/01/34             1,076
California Statewide Communities Development Authority
   Revenue Bonds, annual demand (E)                                    500          3.450       04/01/35               483

 138  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority
   Revenue Bonds, annual demand (E)                                    900          4.350       11/01/36               905
Golden State Tobacco Securitization Corp. Revenue Bonds,
   weekly demand                                                       405          5.500       06/01/18               413
Golden State Tobacco Securitization Corp. Revenue Bonds,
   weekly demand (u)                                                   500          5.000       06/01/20               513
Golden State Tobacco Securitization Corp. Revenue Bonds,
   weekly demand                                                       675          5.000       06/01/21               679
Golden State Tobacco Securitization Corp. Revenue Bonds,
   weekly demand (u)                                                   750          4.600       06/01/23               592
Kings River Conservation District Certificate of
   Participation                                                       850          5.000       05/01/15               873
Southern California Public Power Authority Revenue Bonds (u)           405          5.375       01/01/12               437
State of California General Obligation Unlimited                     1,000          6.600       02/01/10             1,094
State of California General Obligation Unlimited                     1,000          5.000       10/01/11             1,053
State of California General Obligation Unlimited                     2,050          5.000       02/01/12             2,156
State of California General Obligation Unlimited                     1,000          5.250       07/01/12             1,073
State of California General Obligation Unlimited, weekly
   demand                                                              500          5.250       02/01/14               534
State of California General Obligation Unlimited, weekly
   demand (u)                                                        1,500          5.000       02/01/26             1,536
State of California General Obligation Unlimited, weekly
   demand (u)                                                        1,500          5.250       02/01/30             1,569
State of California General Obligation Unlimited, weekly
   demand                                                            1,250          5.000       02/01/33             1,270
University of California Revenue Bonds (u)                           1,500          5.000       05/15/13             1,603
University of California Revenue Bonds, weekly demand (u)            1,000          5.000       05/15/33             1,025
                                                                                                              ------------
                                                                                                                    26,984
                                                                                                              ------------

Colorado - 2.1%
Broomfield Colorado Revenue Bonds, weekly demand (u)                 1,250          5.500       12/01/22             1,349
City of Aspen Colorado Revenue Bonds, weekly demand (u)                700          5.250       11/01/24               749
City of Aspen Colorado Revenue Bonds, weekly demand (u)                600          5.250       11/01/25               639
Colorado Department of Transportation Revenue Bonds (u)                265          6.000       06/15/08               277
Colorado Health Facilities Authority Revenue Bonds, weekly
   demand                                                            1,000          5.250       06/01/23             1,034
Colorado Housing & Finance Authority Revenue Bonds, weekly
   demand                                                               65          7.250       04/01/10                66
Colorado Housing & Finance Authority Revenue Bonds,
   semiannual demand                                                    70          6.300       08/01/12                71
Colorado Housing & Finance Authority Revenue Bonds (E)                  60          6.300       08/01/16                62
Colorado Housing & Finance Authority Revenue Bonds, weekly
   demand                                                               35          6.700       10/01/16                35
Denver Convention Center Hotel Authority Revenue Bonds,
   weekly demand (u)                                                 1,000          5.000       12/01/30             1,031
Jefferson County School District R-001 General Obligation
   Unlimited (u)                                                       500          5.000       12/15/14               533
                                                                                                              ------------
                                                                                                                     5,846
                                                                                                              ------------

Delaware - 0.3%
Delaware State Economic Development Authority Revenue Bonds            435          6.500       01/01/08               448
Delaware State Economic Development Authority Revenue Bonds,
   annual demand (E)(u)                                                250          4.900       05/01/26               258
                                                                                                              ------------
                                                                                                                       706
                                                                                                              ------------

District of Columbia - 0.4%
District of Columbia General Obligation Unlimited (u)                1,000          5.500       06/01/09             1,050
                                                                                                              ------------

Florida - 5.3%
City of Tallahassee Florida Revenue Bonds (u)                          500          5.000       10/01/11               529
County of Hillsborough Florida Revenue Bonds, semiannual
   demand                                                               80          6.200       12/01/08                82

                                                       Tax Exempt Bond Fund  139

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
County of Miami-Dade Florida Revenue Bonds (u)                       1,000          5.000       06/01/14             1,057
Escambia County Health Facilities Authority Revenue Bonds            1,000          5.000       11/15/06             1,007
Florida State Board of Education General Obligation
   Unlimited                                                         1,500          5.000       01/01/09             1,549
Florida State Division of Bond Finance Revenue Bonds (u)               500          5.750       07/01/06               502
Florida State Division of Bond Finance Revenue Bonds, weekly
   demand (u)                                                        1,600          5.250       07/01/13             1,680
Florida Water Pollution Control Financing Corp. Revenue
   Bonds, weekly demand                                                500          5.500       01/15/12               538
Highlands County Health Facilities Authority Revenue Bonds,
   annual demand (E)                                                 1,500          5.000       11/15/29             1,546
Hillsborough County Educational Facilities Authority Revenue
   Revenue Bonds, semiannual demand (u)                                870          5.750       04/01/18               915
Miami-Dade County Educational Facilities Authority Revenue
   Bonds, weekly demand (u)                                          1,500          5.000       04/01/17             1,577
North Miami Florida Revenue Bonds (u)                                1,325          5.000       04/01/10             1,383
Orlando Utilities Commission Revenue Bonds                           1,000          5.900       10/01/08             1,051
Orlando Utilities Commission Revenue Bonds, weekly demand            1,000          5.250       10/01/20             1,060
                                                                                                              ------------
                                                                                                                    14,476
                                                                                                              ------------

Georgia - 2.0%
County of Fulton Georgia Revenue Bonds, weekly demand (u)            1,500          5.250       01/01/35             1,578
Dalton Georgia Revenue Bonds (u)                                       500          5.750       01/01/09               525
Georgia Municipal Electric Authority Revenue Bonds (u)                 850          6.250       01/01/17               994
Georgia State Road & Tollway Authority Revenue Bonds                   590          5.250       03/01/11               629
State of Georgia General Obligation Unlimited                        1,000          5.750       08/01/08             1,046
State of Georgia General Obligation Unlimited                          600          6.500       12/01/09               657
                                                                                                              ------------
                                                                                                                     5,429
                                                                                                              ------------

Hawaii - 0.9%
Kauai County Hawaii General Obligation Unlimited, weekly
   demand (u)(ae)                                                      375          6.250       08/01/19               412
State of Hawaii General Obligation Unlimited (u)                     1,000          5.750       01/01/10             1,067
State of Hawaii General Obligation Unlimited (u)                     1,000          5.000       03/01/12             1,057
                                                                                                              ------------
                                                                                                                     2,536
                                                                                                              ------------

Idaho - 0.5%
Boise State University Revenue Bonds, semiannual demand (u)          1,250          5.375       04/01/22             1,330
                                                                                                              ------------

Illinois - 4.3%
Chicago Metropolitan Water Reclamation District-Greater
   Chicago General Obligation Unlimited                              2,000          6.500       12/01/07             2,083
City of Chicago Illinois General Obligation Unlimited,
   weekly demand (u)                                                   750          6.000       01/01/11               813
City of Chicago Illinois Tax Allocation (u)                            700    Zero coupon       12/01/07               659
Cook County Community Consolidated School District No.
   15-Palatine General Obligation, Ltd. (u)                          2,235    Zero coupon       12/01/13             1,619
County of Cook Illinois General Obligation Unlimited, weekly
   demand (u)                                                        2,160          5.375       11/15/21             2,322
Illinois Finance Authority Revenue Bonds (u)                           400    Zero coupon       01/01/10               345
Illinois Finance Authority Revenue Bonds                               670          5.500       10/01/12               721
Illinois Finance Authority Revenue Bonds                               750          5.000       06/01/14               772
Illinois Finance Authority Revenue Bonds, weekly demand (ae)           420          7.375       07/01/21               431
Illinois Finance Authority Revenue Bonds, weekly demand                575          5.000       04/01/36               577

 140  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Revenue Bonds                     470          6.000       05/15/10               488
Illinois Housing Development Authority Revenue Bonds (E)               500          2.790       08/01/17               498
Lake County Community Unit School District No. 116-Round
   Lake General Obligation Unlimited (u)                               400          7.600       02/01/14               493
                                                                                                              ------------
                                                                                                                    11,821
                                                                                                              ------------

Indiana - 3.1%
City of Indianapolis Indiana Revenue Bonds (u)                         450          5.000       10/01/06               452
Columbus Multi School Building Corp. Indiana Revenue Bonds
   (u)                                                                 450          5.000       01/10/10               469
Franklin Township School Building Corp./Marion County
   Indiana Revenue Bonds                                               500          5.750       07/15/06               502
Indiana Bond Bank Revenue Bonds (u)                                    315          5.750       08/01/13               331
Indiana Health Facility Financing Authority Revenue Bonds            1,000          5.500       11/15/10             1,066
Indiana Health Facility Financing Authority Revenue Bonds            1,000          5.000       11/01/11             1,047
Indiana Health Facility Financing Authority Revenue Bonds,
   annual demand (E)(ae)                                             1,220          5.000       11/01/26             1,239
Indiana State Finance Authority Revenue Bonds                          925          5.000       07/01/11               974
Indiana State Finance Authority Revenue Bonds                        1,500          5.250       02/01/18             1,630
Indiana University Revenue Bonds, weekly demand                        500          5.750       08/01/10               535
Lawrenceburg Indiana Revenue Bonds, annual demand (E)                  225          2.625       10/01/19               224
                                                                                                              ------------
                                                                                                                     8,469
                                                                                                              ------------

Iowa - 0.5%
Iowa Finance Authority Revenue Bonds                                   290          6.000       07/01/10               310
Tobacco Settlement Authority of Iowa Revenue Bonds, weekly
   demand (ae)                                                       1,000          5.600       06/01/35             1,087
                                                                                                              ------------
                                                                                                                     1,397
                                                                                                              ------------

Kansas - 1.5%
Butler & Sedgwick Counties Unified School District No. 385
   Andover General Obligation Unlimited (u)                            500          5.000       09/01/09               520
City of Burlington Kansas Revenue Bonds, annual demand
   (E)(u)                                                              750          2.650       06/01/31               749
Kansas Development Finance Authority Revenue Bonds (u)                 150          5.000       08/01/10               158
Kansas Development Finance Authority Revenue Bonds (u)               1,000          5.000       08/01/13             1,061
Kansas Development Finance Authority Revenue Bonds, weekly
   demand (u)                                                        1,250          5.000       11/01/25             1,303
Wyandotte County-Kansas City Unified Government Revenue
   Bonds, semiannual demand                                            305          4.750       12/01/16               309
                                                                                                              ------------
                                                                                                                     4,100
                                                                                                              ------------

Louisiana - 1.1%
Caddo Parish Parishwide School District General Obligation
   Unlimited, weekly demand (u)                                      1,090          5.250       03/01/13             1,167
Louisiana Energy & Power Authority Revenue Bonds (u)                   200          5.500       01/01/08               206
Morehouse Parish Louisiana Revenue Bonds                             1,500          5.250       11/15/13             1,548
                                                                                                              ------------
                                                                                                                     2,921
                                                                                                              ------------

Maine - 0.2%
Bucksport Maine Revenue Bonds                                          500          4.000       03/01/14               466
                                                                                                              ------------

                                                       Tax Exempt Bond Fund  141

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Maryland - 1.6%
City of Baltimore Maryland Revenue Bonds, weekly demand (u)          1,500          5.250       09/01/39             1,578
State of Maryland General Obligation Unlimited                       2,500          5.250       03/01/13             2,707
                                                                                                              ------------
                                                                                                                     4,285
                                                                                                              ------------

Massachusetts - 3.0%
Commonwealth of Massachusetts General Obligation Limited,
   weekly demand (ae)                                                1,000          5.750       10/01/19             1,081
Commonwealth of Massachusetts General Obligation Unlimited           1,000          5.500       10/01/16             1,102
Commonwealth of Massachusetts General Obligation, Ltd.,
   weekly demand (ae)                                                  430          6.000       02/01/11               466
Commonwealth of Massachusetts General Obligation, Ltd.               1,000          5.500       11/01/15             1,099
Commonwealth of Massachusetts General Obligation, Ltd.,
   weekly demand (u)(ae)                                             1,000          5.250       01/01/22             1,070
Massachusetts Development Finance Agency Revenue Bonds                 145          5.125       12/01/11               146
Massachusetts Development Finance Agency Revenue Bonds                  50          5.150       10/01/14                51
Massachusetts Development Finance Agency Revenue Bonds,
   weekly demand (E)(u)                                              1,800          3.770       10/01/42             1,800
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds                                                        65          5.000       07/01/07                65
Massachusetts School Building Authority Revenue Bonds (u)              750          5.000       08/15/13               799
Massachusetts State Port Authority Revenue Bonds                       200          6.000       07/01/06               201
Massachusetts State Port Authority Revenue Bonds                       125          5.250       07/01/07               127
Massachusetts State Port Authority Revenue Bonds                       150          5.750       07/01/10               161
                                                                                                              ------------
                                                                                                                     8,168
                                                                                                              ------------

Michigan - 0.9%
Bishop International Airport Authority Revenue Bonds (u)               750          5.000       12/01/10               768
Kent Hospital Finance Authority Revenue Bonds                          250          5.250       01/15/07               252
Manistee Area Public Schools General Obligation Unlimited
   (u)                                                                 235          6.000       05/01/08               245
Michigan Municipal Bond Authority Revenue Bonds, weekly
   demand (ae)                                                         500          5.750       10/01/11               546
Michigan State Hospital Finance Authority Revenue Bonds (u)            250          5.000       05/15/07               253
Michigan State Housing Development Authority Revenue Bonds
   (u)                                                                 500          4.150       10/01/13               504
                                                                                                              ------------
                                                                                                                     2,568
                                                                                                              ------------

Minnesota - 1.5%
City of Maple Grove Minnesota Revenue Bonds, weekly demand           1,800          5.000       09/01/29             1,820
City of State Cloud Minnesota Revenue Bonds (u)                        340          5.500       05/01/06               340
Minnesota State Municipal Power Agency Revenue Bonds, weekly
   demand                                                            1,000          5.000       10/01/30             1,018
State of Minnesota General Obligation Unlimited, semiannual
   demand                                                            1,000          5.000       06/01/13             1,028
                                                                                                              ------------
                                                                                                                     4,206
                                                                                                              ------------

Missouri - 0.7%
Joplin Industrial Development Authority Revenue Bonds                  270          5.500       02/15/13               284
Missouri Development Finance Board Revenue Bonds                     1,150          5.000       03/01/28             1,158
Missouri Housing Development Commission Revenue Bonds                  165          4.350       12/01/07               165
Southeast Missouri State University Revenue Bonds (u)                  250          5.625       04/01/10               267
                                                                                                              ------------
                                                                                                                     1,874
                                                                                                              ------------

 142  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Montana - 0.6%
City of Forsyth Montana Revenue Bonds, annual demand (E)             1,450          5.200       05/01/33             1,487
                                                                                                              ------------

Nevada - 0.7%
Clark County School District General Obligation Limited,
   weekly demand (u)(ae)                                               330          5.250       06/15/10               345
Las Vegas Valley Water District General Obligation, Ltd.             1,000          5.000       06/01/08             1,026
Truckee Meadows Water Authority Revenue Bonds (u)                      500          5.500       07/01/11               539
                                                                                                              ------------
                                                                                                                     1,910
                                                                                                              ------------

New Hampshire - 0.1%
New Hampshire Health & Education Facilities Authority
   Revenue Bonds                                                       325          4.600       10/01/07               326
                                                                                                              ------------

New Jersey - 3.4%
New Jersey Economic Development Authority Revenue Bonds              1,000          5.000       09/01/12             1,056
New Jersey Economic Development Authority Revenue Bonds              1,000          5.250       03/01/14             1,069
New Jersey Economic Development Authority Revenue Bonds              1,020          5.375       06/15/15             1,074
New Jersey Health Care Facilities Financing Authority
   Revenue Bonds, weekly demand                                        500          5.250       07/01/25               521
New Jersey State Educational Facilities Authority Revenue
   Bonds                                                             1,000          5.750       09/01/10             1,074
New Jersey State Housing & Mortgage Finance Agency Revenue
   Bonds (u)                                                           885          4.300       11/01/07               890
New Jersey State Transit Corp. Certificate of Participation
   (u)                                                               1,000          5.500       09/15/07             1,024
New Jersey State Turnpike Authority Revenue Bonds (u)                  500          5.500       01/01/09               523
New Jersey Transportation Trust Fund Authority Revenue Bonds           500          6.000       06/15/07               513
Tobacco Settlement Financing Corp. Revenue Bonds                     1,000          5.500       06/01/11             1,047
Tobacco Settlement Financing Corp. Revenue Bonds, weekly
   demand                                                              490          4.375       06/01/19               489
                                                                                                              ------------
                                                                                                                     9,280
                                                                                                              ------------

New Mexico - 0.9%
Farmington New Mexico Revenue Bonds, annual demand (E)(u)            2,500          3.550       04/01/29             2,452
                                                                                                              ------------

New York - 12.8%
Battery Park City Authority Revenue Bonds, weekly demand             1,500          5.250       11/01/22             1,601
City of New York New York General Obligation Unlimited                 500          5.500       08/01/09               525
City of New York New York General Obligation Unlimited               1,000          5.250       08/01/10             1,052
City of New York New York General Obligation Unlimited               1,500          5.000       08/01/11             1,575
City of New York New York General Obligation Unlimited,
   weekly demand                                                       125          5.750       08/01/11               135
City of New York New York General Obligation Unlimited                 850          5.000       03/01/12               892
City of New York New York General Obligation Unlimited                 750          5.000       11/01/12               788
City of New York New York General Obligation Unlimited,
   weekly demand                                                       235          5.250       11/01/12               250
City of New York New York General Obligation Unlimited                 470          5.000       08/01/13               495
City of New York New York General Obligation Unlimited               1,000          5.000       08/01/14             1,055
City of New York New York General Obligation Unlimited,
   weekly demand                                                     1,500          5.000       08/01/21             1,548
Long Island Power Authority Revenue Bonds, weekly demand (u)         1,250          5.000       12/01/23             1,305
Long Island Power Authority Revenue Bonds, weekly demand               330          5.000       12/01/35               337
Metropolitan Transportation Authority Revenue Bonds, weekly
   demand (u)                                                        1,000          5.000       11/15/30             1,025
New York City Municipal Water Finance Authority Revenue
   Bonds                                                             1,500          5.250       06/15/12             1,610

                                                       Tax Exempt Bond Fund  143

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
New York City Municipal Water Finance Authority Revenue
   Bonds, weekly demand (u)                                          1,000          5.000       06/15/23             1,041
New York City Municipal Water Finance Authority Revenue
   Bonds, weekly demand                                              1,250          5.000       06/15/36             1,288
New York City Transitional Finance Authority Revenue Bonds           1,000          5.500       02/01/09             1,047
New York Mortgage Agency Revenue Bonds, weekly demand                  465          5.150       04/01/17               476
New York State Dormitory Authority Revenue Bonds (u)                 1,035          7.000       07/01/09             1,088
New York State Dormitory Authority Revenue Bonds, annual
   demand (u)                                                          960          5.000       02/15/13             1,017
New York State Dormitory Authority Revenue Bonds, annual
   demand (E)                                                        2,000          5.250       11/15/23             2,125
New York State Dormitory Authority Revenue Bonds, weekly
   demand (E)(u)                                                       650          5.250       11/15/29               691
New York State Dormitory Authority Revenue Bonds                     1,300          5.000       03/15/31             1,346
New York State Environmental Facilities Corp. Revenue Bonds
   (u)                                                               1,000          6.000       06/15/12             1,116
New York State Environmental Facilities Corp. Revenue Bonds,
   weekly demand                                                     1,500          5.000       06/15/34             1,550
New York State Urban Development Corp. Revenue Bonds, annual
   demand                                                              500          5.250       01/01/21               517
Sales Tax Asset Receivables Corp. Revenue Bonds, weekly
   demand (u)                                                        2,500          5.000       10/15/29             2,594
Suffolk County Judicial Facilities Agency Revenue Bonds (u)            500          5.500       04/15/09               524
Tobacco Settlement Financing Authority Revenue Bonds, weekly
   demand                                                              880          5.500       06/01/10               881
TSASC, Inc. Revenue Bonds                                            1,000          5.600       07/15/13             1,038
TSASC, Inc. Revenue Bonds, weekly demand                             1,250          4.750       06/01/22             1,238
United Nations Development Corp. Revenue Bonds, weekly
   demand                                                            1,000          5.000       07/01/11             1,020
                                                                                                              ------------
                                                                                                                    34,790
                                                                                                              ------------

North Carolina - 2.7%
North Carolina Eastern Municipal Power Agency Revenue Bonds            250          5.500       01/01/10               262
North Carolina Municipal Power Agency No. 1 Catawba Revenue
   Bonds, semiannual demand (u)                                      1,500          6.000       01/01/12             1,661
North Carolina Municipal Power Agency No. 1 Catawba Revenue
   Bonds                                                               200          5.500       01/01/13               213
University of North Carolina at Chapel Hill Revenue Bonds,
   weekly demand (E)                                                 2,500          3.790       02/15/31             2,500
University of North Carolina Revenue Bonds, weekly demand            2,500          5.000       12/01/34             2,591
                                                                                                              ------------
                                                                                                                     7,227
                                                                                                              ------------

Ohio - 1.1%
Columbus Ohio General Obligation, Ltd.                                 585          5.250       01/01/11               624
Jackson Local School District Stark & Summit Counties
   General Obligation Unlimited (u)                                    500    Zero coupon       12/01/07               471
Ohio State Building Authority Revenue Bonds                            575          5.750       04/01/08               596
Ohio State Higher Educational Facility Commission Revenue
   Bonds                                                             1,000          5.000       12/01/09             1,036
University of Cincinnati Revenue Bonds (u)                             300          5.500       06/01/08               311
                                                                                                              ------------
                                                                                                                     3,038
                                                                                                              ------------

Oklahoma - 0.1%
Oklahoma Development Finance Authority Revenue Bonds                   275          5.000       10/01/13               281
Oklahoma Housing Finance Agency Revenue Bonds, weekly demand            70          7.600       09/01/15                72
                                                                                                              ------------
                                                                                                                       353
                                                                                                              ------------

 144  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Oregon - 1.5%
Clackamas County School District No. 62C Oregon City General
   Obligation Unlimited, weekly demand (ae)                            435          6.000       06/15/11               472
Oregon State Department of Administrative Services Revenue
   Bonds (u)                                                         1,000          5.000       09/01/08             1,029
Oregon State Department of Administrative Services Revenue
   Bonds, weekly demand (u)                                            750          5.250       04/01/10               788
Oregon State Department of Transportation Revenue Bonds              1,000          5.000       11/15/13             1,066
State of Oregon General Obligation, Ltd., weekly demand                745          5.700       10/01/32               758
                                                                                                              ------------
                                                                                                                     4,113
                                                                                                              ------------

Pennsylvania - 4.3%
Allegheny County Higher Education Building Authority Revenue
   Bonds, weekly demand (E)                                            850          2.740       12/01/33               850
Allegheny County Port Authority Revenue Bonds, weekly demand
   (u)                                                                 250          5.500       03/01/17               267
Berks County Vocational Technical School Authority Revenue
   Bonds (u)                                                         1,260          5.000       06/01/15             1,342
Chester County Industrial Development Authority Revenue
   Bonds, weekly demand (E)(u)                                       1,000          3.780       07/01/31             1,000
City of Philadelphia Pennsylvania Revenue Bonds (u)                    500          5.500       07/01/07               509
Commonwealth of Pennsylvania General Obligation Unlimited
   (u)                                                               1,300          5.375       07/01/17             1,431
County of Allegheny Pennsylvania General Obligation
   Unlimited (u)                                                     1,000          5.000       10/01/15             1,062
Erie County Industrial Development Authority Revenue Bonds             180          5.300       04/01/12               186
Lancaster Higher Education Authority Revenue Bonds, weekly
   demand                                                            1,705          5.000       04/15/25             1,759
Montgomery County Higher Education & Health Authority
   Revenue Bonds, weekly demand                                      1,000          5.125       06/01/32             1,015
Norwin School District General Obligation Unlimited, weekly
   demand (u)(ae)                                                      250          6.000       04/01/20               269
Philadelphia Authority for Industrial Development Revenue
   Bonds, weekly demand (E)(u)                                       1,500          3.780       03/01/27             1,500
Sayre Health Care Facilities Authority Revenue Bonds, weekly
   demand                                                              625          5.300       12/01/12               645
                                                                                                              ------------
                                                                                                                    11,835
                                                                                                              ------------

Puerto Rico - 5.4%
Commonwealth of Puerto Rico General Obligation Unlimited,
   weekly demand (u)                                                 1,000          5.250       07/01/27             1,058
Puerto Rico Convention Center Authority Revenue Bonds,
   weekly demand (u)                                                 1,250          5.000       07/01/31             1,298
Puerto Rico Electric Power Authority Revenue Bonds                     500          5.000       07/01/08               511
Puerto Rico Electric Power Authority Revenue Bonds                   1,000          5.000       07/01/13             1,063
Puerto Rico Electric Power Authority Revenue Bonds (u)                 500          5.500       07/01/17               551
Puerto Rico Highway & Transportation Authority Revenue Bonds         2,000          5.000       07/01/13             2,092
Puerto Rico Highway & Transportation Authority Revenue
   Bonds, weekly demand                                              1,000          5.000       07/01/30             1,012
Puerto Rico Public Buildings Authority Revenue Bonds, annual
   demand (E)                                                        1,500          4.500       07/01/22             1,508
Puerto Rico Public Buildings Authority Revenue Bonds, weekly
   demand                                                            2,000          5.500       07/01/23             2,124
Puerto Rico Public Finance Corp. Revenue Bonds, annual
   demand (E)(u)                                                     3,250          5.750       08/01/27             3,486
                                                                                                              ------------
                                                                                                                    14,703
                                                                                                              ------------

Rhode Island - 0.4%
Rhode Island Economic Development Corp. Revenue Bonds (u)            1,000          5.000       06/15/12             1,062
                                                                                                              ------------

                                                       Tax Exempt Bond Fund  145

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
South Carolina - 2.0%
Greenville County School District Revenue Bonds                      1,000          5.000       12/01/11             1,048
Richland-Lexington Airport District Revenue Bonds (u)                  500          5.000       01/01/09               516
                                                                       440          5.000       01/01/10               457
South Carolina State Public Service Authority Revenue Bonds,
   weekly demand (u)                                                   375          5.500       01/01/11               401
South Carolina Transportation Infrastructure Bank Revenue
   Bonds, weekly demand (u)                                          2,500          5.250       10/01/31             2,612
Spartanburg County South Carolina Revenue Bonds (u)                    500          6.000       04/15/07               510
                                                                                                              ------------
                                                                                                                     5,544
                                                                                                              ------------

South Dakota - 0.5%
South Dakota State Building Authority Revenue Bonds (u)              1,330          5.000       09/01/12             1,411
                                                                                                              ------------

Tennessee - 1.1%
Chattanooga Health Educational & Housing Facility Board
   Revenue Bonds, weekly demand                                      1,000          5.000       10/01/25               979
Metropolitan Government Nashville & Davidson County Health &
   Educational Facility Board Revenue Bonds                            920          5.000       11/01/06               926
Metropolitan Government Nashville & Davidson County
   Tennessee Revenue Bonds (u)                                         180          5.250       01/01/13               194
Tennessee Housing Development Agency Revenue Bonds, weekly
   demand                                                              950          5.375       01/01/18               983
                                                                                                              ------------
                                                                                                                     3,082
                                                                                                              ------------

Texas - 9.6%
Alvin Independent School District General Obligation
   Unlimited                                                           515          6.750       08/15/09               563
Alvin Independent School District General Obligation
   Unlimited                                                           545          6.750       08/15/10               608
Boerne Independent School District General Obligation
   Unlimited, weekly demand                                          1,380          5.250       02/01/27             1,452
Boerne Independent School District General Obligation
   Unlimited, weekly demand                                          1,500          5.250       02/01/29             1,575
Brazos River Harbor Navigation District Revenue Bonds,
   annual demand (E)                                                   220          4.750       05/15/33               222
City of Houston Texas Revenue Bonds (u)                                515          5.250       05/15/14               555
City of San Antonio Texas Revenue Bonds                              1,000          5.250       02/01/13             1,073
County of Harris Texas General Obligation, Ltd.                      1,435          5.250       08/15/09             1,500
County of Harris Texas Revenue Bonds, annual demand (E)(u)           1,500          5.000       08/15/21             1,555
County of Travis Texas General Obligation, Ltd.                      1,000          5.250       03/01/10             1,052
Dallas Independent School District General Obligation
   Unlimited                                                         2,100          5.000       02/15/14             2,222
Lower Colorado River Authority Revenue Bonds, weekly demand
   (u)                                                               1,500          5.875       05/15/17             1,597
North Texas Tollway Authority Revenue Bonds, annual demand
   (E)(u)(ae)                                                           15          5.000       01/01/18                15
North Texas Tollway Authority Revenue Bonds, annual demand
   (E)(u)                                                              985          5.000       01/01/18             1,009
Port of Corpus Christi Authority of Nueces County Texas
   Revenue Bonds, weekly demand                                        385          5.350       11/01/10               391
Round Rock Independent School District General Obligation
   Unlimited                                                         1,000          6.500       08/01/10             1,105
Round Rock Independent School District General Obligation
   Unlimited, weekly demand                                            750          6.500       08/01/11               832
Round Rock Independent School District General Obligation
   Unlimited                                                           430          5.375       08/01/12               463
Sabine River Authority Revenue Bonds (E)                             1,500          5.200       05/01/28             1,521
Texas A & M University Revenue Bonds                                 1,000          5.000       07/01/08             1,026

 146  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Texas State Transportation Commission Revenue Bonds, weekly
   demand                                                            1,415          5.000       04/01/25             1,470
Texas Water Development Board Revenue Bonds, weekly demand             500          5.250       07/15/17               505
Tyler Independent School District General Obligation
   Unlimited                                                         1,350          5.000       02/15/10             1,403
University of Houston Revenue Bonds, weekly demand (u)               2,000          5.500       02/15/30             2,126
Waco Health Facilities Development Corp. Revenue Bonds                 250          5.200       11/15/06               252
                                                                                                              ------------
                                                                                                                    26,092
                                                                                                              ------------

Utah - 0.7%
County of Utah Revenue Bonds, annual demand                            200          5.050       11/01/17               210
Intermountain Power Agency Revenue Bonds (u)                         1,400          6.500       07/01/10             1,549
                                                                                                              ------------
                                                                                                                     1,759
                                                                                                              ------------

Virgin Islands - 1.0%
Virgin Islands Public Finance Authority Revenue Bonds                  200          5.000       10/01/13               208
Virgin Islands Public Finance Authority Revenue Bonds,
   weekly demand                                                     2,500          5.500       10/01/14             2,593
                                                                                                              ------------
                                                                                                                     2,801
                                                                                                              ------------

Virginia - 0.5%
Virginia Commonwealth Transportation Board Revenue Bonds,
   weekly demand                                                       360          5.375       05/15/12               386
Virginia Housing Development Authority Revenue Bonds, weekly
   demand (u)                                                          400          5.375       07/01/36               417
Virginia Public Building Authority Revenue Bonds                       500          5.750       08/01/07               513
                                                                                                              ------------
                                                                                                                     1,316
                                                                                                              ------------

Washington - 2.2%
Energy Northwest Revenue Bonds                                       1,000          5.000       07/01/11             1,053
King County School District No. 405 Bellevue General
   Obligation Unlimited (u)                                          2,000          5.000       12/01/14             2,123
Kitsap County Washington General Obligation, Ltd., weekly
   demand (u)                                                          775          5.750       07/01/14               836
Tobacco Settlement Authority of Washington Revenue Bonds,
   weekly demand                                                       875          6.500       06/01/26               952
Washington Public Power Supply System Revenue Bonds                  1,000          7.000       07/01/08             1,066
                                                                                                              ------------
                                                                                                                     6,030
                                                                                                              ------------

Wisconsin - 1.4%
City of Madison Wisconsin Revenue Bonds, annual demand                 280          4.875       10/01/27               290
Oconto Falls Public School District General Obligation
   Unlimited, weekly demand (u)(ae)                                    750          5.750       03/01/13               816
State of Wisconsin General Obligation Unlimited                        625          5.125       11/01/11               664
Wisconsin Health & Educational Facilities Authority Revenue
   Bonds                                                                70          5.000       07/01/06                70
Wisconsin Health & Educational Facilities Authority Revenue
   Bonds (u)                                                         1,425          5.000       12/01/10             1,491
Wisconsin Health & Educational Facilities Authority Revenue
   Bonds                                                               210          5.250       05/01/12               217
Wisconsin Health & Educational Facilities Authority Revenue
   Bonds                                                               220          5.250       05/01/13               226
Wisconsin Housing & Economic Development Authority Revenue
   Bonds, weekly demand                                                 50          6.850       11/01/12                51
                                                                                                              ------------
                                                                                                                     3,825
                                                                                                              ------------

TOTAL MUNICIPAL BONDS (cost $265,803)                                                                              264,906
                                                                                                              ------------

                                                       Tax Exempt Bond Fund  147

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                                         MARKET
                                                               AMOUNT ($)                                        VALUE
                                                               OR SHARES                                           $
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.6%
Frank Russell Investment Company Tax Free Money Market Fund      7,006,000                                           7,006
                                                                                                              ------------

TOTAL SHORT-TERM INVESTMENTS (cost $7,006)                                                                           7,006
                                                                                                              ------------

TOTAL INVESTMENTS - 99.8% (identified cost $272,809)                                                               271,912

OTHER ASSETS AND LIABILITIES, NET - 0.2%                                                                               647
                                                                                                              ------------

NET ASSETS - 100%                                                                                                  272,559
                                                                                                              ============

See accompanying notes which are an integral part of the financial statements.

 148  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)


                                                   %
QUALITY RATINGS AS A % OF VALUE
AAA                                                16
AA                                                 20
A                                                  51
BBB                                                12
Other                                               1
                                                  ---
                                                  100
                                                  ===

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE
General Obligation                                 27
Other Revenue                                      15
Education Revenue                                  12
Utility Revenue                                    12
Industrial Revenue                                 10
Healthcare Revenue                                 10
Pollution Control Revenue                           5
Leasing Revenue                                     3
Cash Equivalents                                    3
Housing Revenue                                     3
                                                  ---
                                                  100
                                                  ===

  See accompanying notes which are an integral part of the financial statements.

                                                       Tax Exempt Bond Fund  149

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                   % OF
                                                    NET
CATEGORIES                                        ASSETS
-------------------------------------------------------------
Alabama                                                   1.2
Alaska                                                    0.2
Arizona                                                   3.0
California                                                9.9
Colorado                                                  2.1
Delaware                                                  0.3
District of Columbia                                      0.4
Florida                                                   5.3
Georgia                                                   2.0
Hawaii                                                    0.9
Idaho                                                     0.5
Illinois                                                  4.3
Indiana                                                   3.1
Iowa                                                      0.5
Kansas                                                    1.5
Louisiana                                                 1.1
Maine                                                     0.2
Maryland                                                  1.6
Massachusetts                                             3.0
Michigan                                                  0.9
Minnesota                                                 1.5
Missouri                                                  0.7
Montana                                                   0.6
Nevada                                                    0.7
New Hampshire                                             0.1
New Jersey                                                3.4
New Mexico                                                0.9
New York                                                 12.8
North Carolina                                            2.7
Ohio                                                      1.1
Oklahoma                                                  0.1
Oregon                                                    1.5
Pennsylvania                                              4.3
Puerto Rico                                               5.4
Rhode Island                                              0.4
South Carolina                                            2.0
South Dakota                                              0.5
Tennessee                                                 1.1
Texas                                                     9.6
Utah                                                      0.7
Virgin Islands                                            1.0
Virginia                                                  0.5
Washington                                                2.2
Wisconsin                                                 1.4
Short-Term Investments                                    2.6
                                              ---------------
Total Investments                                        99.8
Other Assets and Liabilities, Net                         0.2
                                              ---------------

                                                        100.0
                                              ===============

See accompanying notes which are an integral part of the financial statements.

 150  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,071.30      $     1,015.32
Expenses Paid During
Period*                       $         9.81      $         9.54

* Expenses are equal to the Fund's annualized expense ratio of 1.91% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,075.40      $     1,019.04
Expenses Paid During
Period*                       $         5.97      $         5.81

* Expenses are equal to the Fund's annualized expense ratio of 1.16% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,076.80      $     1,020.28
Expenses Paid During
Period*                       $         4.69      $         4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.91% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                 Tax-Managed Large Cap Fund  151

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.8%
Auto and Transportation - 1.4%
Burlington Northern Santa Fe Corp.                     11,520             916
CSX Corp.                                               8,200             562
FedEx Corp.                                             7,000             806
Harley-Davidson, Inc.                                   3,100             158
Norfolk Southern Corp.                                 22,300           1,204
Ship Finance International, Ltd. (N)                   41,300             703
Toyota Motor Corp. - ADR                                6,370             746
United Parcel Service, Inc. Class B                    18,000           1,459
                                                                 ------------
                                                                        6,554
                                                                 ------------

Consumer Discretionary - 15.4%
Abercrombie & Fitch Co. Class A                        10,700             650
Apollo Group, Inc. Class A (AE)                        60,600           3,311
Avon Products, Inc.                                    40,500           1,321
Bed Bath & Beyond, Inc. (AE)                           42,700           1,638
Best Buy Co., Inc.                                     14,460             819
Carnival Corp.                                          9,000             421
CBS Corp. Class B                                      28,150             717
Cintas Corp.                                           35,000           1,469
Coach, Inc. (AE)                                       30,950           1,022
Costco Wholesale Corp.                                 27,500           1,497
eBay, Inc. (AE)                                       196,470           6,761
Electronic Arts, Inc. (AE)                              3,400             193
EW Scripps Co. Class A                                  8,200             378
Gannett Co., Inc.                                      52,000           2,860
Google, Inc. Class A (AE)                              21,380           8,936
Hilton Hotels Corp.                                     6,600             178
Home Depot, Inc.                                       93,500           3,733
International Game Technology                          18,160             689
Iron Mountain, Inc. (AE)                               22,900             895
JC Penney Co., Inc.                                     5,000             327
Jones Apparel Group, Inc.                              18,900             649
Kohl's Corp. (AE)                                       6,000             335
Las Vegas Sands Corp. (AE)                             13,740             891
Limited Brands, Inc.                                   28,608             734
Lowe's Cos., Inc.                                      69,600           4,388
McDonald's Corp.                                       21,200             733
News Corp. Class A                                    140,300           2,408
Nike, Inc. Class B                                     32,300           2,643
RR Donnelley & Sons Co.                                13,000             438
Scientific Games Corp. Class A (AE)                    26,080             993
Staples, Inc.                                          28,700             758
Starbucks Corp. (AE)                                  197,140           7,347
Starwood Hotels & Resorts Worldwide, Inc. (o)          12,650             726
Target Corp.                                           22,900           1,216
Time Warner, Inc.                                       9,175             160
Viacom, Inc. Class B (AE)                              35,550           1,416
Wal-Mart Stores, Inc.                                  81,700           3,679
Walt Disney Co.                                        25,600             716
Wendy's International, Inc.                             1,900             117

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Yahoo!, Inc. (AE)                                      84,100           2,757
Yum! Brands, Inc.                                       8,000             413
                                                                 ------------
                                                                       71,332
                                                                 ------------

Consumer Staples - 6.6%
Altria Group, Inc.                                     68,900           5,041
Anheuser-Busch Cos., Inc.                               8,700             388
Coca-Cola Co. (The)                                    85,500           3,587
CVS Corp.                                              35,400           1,052
Diageo PLC - ADR (N)                                   31,000           2,054
PepsiCo, Inc.                                          89,080           5,188
Procter & Gamble Co.                                  135,185           7,869
Supervalu, Inc.                                        14,400             418
Sysco Corp.                                            11,000             329
Unilever NV                                            21,800           1,569
Walgreen Co.                                           55,400           2,323
Whole Foods Market, Inc.                               14,820             910
                                                                 ------------
                                                                       30,728
                                                                 ------------

Financial Services - 19.2%
Aflac, Inc.                                            34,000           1,616
Allstate Corp. (The)                                   50,500           2,853
Ambac Financial Group, Inc.                            23,800           1,960
American Express Co.                                   41,590           2,238
American International Group, Inc.                     50,120           3,270
Assurant, Inc.                                          6,900             332
Automatic Data Processing, Inc.                        33,100           1,459
Bank of America Corp.                                 186,367           9,303
Bank of New York Co., Inc. (The)                       35,800           1,258
Capital One Financial Corp.                             9,354             810
Charles Schwab Corp. (The) (AE)                        47,090             843
Chicago Mercantile Exchange Holdings, Inc.              9,540           4,369
Cigna Corp.                                             8,900             952
CIT Group, Inc.                                        19,000           1,026
Citigroup, Inc.                                       203,800          10,180
City National Corp.                                       500              37
Compass Bancshares, Inc.                                6,000             330
Countrywide Financial Corp.                            44,700           1,818
E*Trade Financial Corp. (AE)                           18,600             463
First Data Corp.                                        4,700             224
Freddie Mac                                            20,200           1,233
Genworth Financial, Inc. Class A                       13,700             455
Goldman Sachs Group, Inc.                              13,300           2,132
H&R Block, Inc.                                        19,900             454
Hartford Financial Services Group, Inc.                10,100             929

 152  Tax-Managed Large Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Host Hotels & Resorts, Inc. (AE)(o)                    19,333             406
IntercontinentalExchange, Inc. (AE)(N)                 17,100           1,219
JPMorgan Chase & Co.                                   40,504           1,838
Lincoln National Corp. (N)                              8,300             482
MBIA, Inc.                                             12,900             769
Mellon Financial Corp.                                 14,300             538
Merrill Lynch & Co., Inc.                              16,200           1,235
Metlife, Inc.                                          24,100           1,256
Moody's Corp.                                          44,200           2,741
Morgan Stanley                                         76,300           4,906
North Fork Bancorporation, Inc.                        48,800           1,470
Nuveen Investments, Inc. Class A (N)                   24,700           1,189
Paychex, Inc.                                          36,200           1,462
Piper Jaffray Cos., Inc. (AE)(N)                          700              49
ProLogis (o)                                            7,200             362
Regions Financial Corp.                                22,359             816
St. Paul Travelers Cos., Inc. (The)                     7,600             335
State Street Corp.                                     23,700           1,548
SunTrust Banks, Inc.                                    3,900             302
Synovus Financial Corp.                                40,400           1,131
Torchmark Corp.                                         7,900             475
US Bancorp                                            169,500           5,329
Wachovia Corp.                                         50,000           2,993
Washington Mutual, Inc.                                19,300             870
Wells Fargo & Co.                                      56,100           3,854
WR Berkley Corp.                                        6,300             236
XL Capital, Ltd. Class A                                9,500             626
                                                                 ------------
                                                                       88,981
                                                                 ------------

Health Care - 14.2%
Abbott Laboratories                                    50,200           2,146
Abraxis BioScience, Inc. (AE)(N)                       31,000             968
Aetna, Inc.                                            40,800           1,571
Allergan, Inc.                                         28,100           2,886
Amgen, Inc. (AE)                                       36,783           2,490
Barr Pharmaceuticals, Inc. (AE)                         6,900             418
Baxter International, Inc.                              9,800             370
Biomet, Inc.                                           41,900           1,558
Boston Scientific Corp. (AE)                           36,286             843
Caremark Rx, Inc.                                      19,130             871
Cerner Corp. (AE)                                      18,880             749
Charles River Laboratories International, Inc.
   (AE)                                                 1,400              66
Eli Lilly & Co.                                        26,400           1,397
Express Scripts, Inc. (AE)                              9,920             775
Forest Laboratories, Inc. (AE)                         12,100             489
Genentech, Inc. (AE)                                   69,080           5,506
Genzyme Corp. (AE)                                     55,300           3,382
Gilead Sciences, Inc. (AE)                             32,860           1,889
HCA, Inc.                                               6,000             263
Intuitive Surgical, Inc. (AE)                          10,000           1,270
Johnson & Johnson                                     123,700           7,250
Medco Health Solutions, Inc. (AE)                       1,100              59

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Medtronic, Inc.                                        62,800           3,148
Omnicare, Inc.                                         17,880           1,014
Patterson Cos., Inc. (AE)(N)                           27,600             899
Pfizer, Inc.                                          245,350           6,215
Schering-Plough Corp.                                   4,300              83
Sepracor, Inc. (AE)(N)                                 16,400             732
Shire PLC - ADR                                        18,260             865
St. Jude Medical, Inc. (AE)                             2,600             103
Stryker Corp.                                          40,800           1,785
Teva Pharmaceutical Industries, Ltd. - ADR (N)         94,000           3,807
UnitedHealth Group, Inc.                                1,400              70
Varian Medical Systems, Inc. (AE)                      29,600           1,550
WellPoint, Inc. (AE)                                   31,990           2,271
Wyeth                                                  94,700           4,609
Zimmer Holdings, Inc. (AE)                             19,400           1,220
                                                                 ------------
                                                                       65,587
                                                                 ------------

Integrated Oils - 5.5%
BP PLC - ADR                                           35,930           2,649
Chevron Corp.                                         121,867           7,436
ConocoPhillips                                         67,400           4,509
Exxon Mobil Corp.                                     168,486          10,628
Occidental Petroleum Corp.                              2,500             257
                                                                 ------------
                                                                       25,479
                                                                 ------------

Materials and Processing - 2.7%
Air Products & Chemicals, Inc.                         10,400             713
Alcoa, Inc.                                            14,900             503
Archer-Daniels-Midland Co.                             24,900             905
Cemex SA de CV - ADR                                   15,640           1,056
Dow Chemical Co. (The)                                 38,200           1,551
Eastman Chemical Co.                                    6,900             375
International Paper Co.                                22,400             814
Masco Corp.                                            12,100             386
Monsanto Co.                                            7,300             609
Olin Corp. (N)                                         40,900             840
Praxair, Inc.                                          14,600             820
Sigma-Aldrich Corp.                                    28,500           1,955
Temple-Inland, Inc.                                    11,600             539
United States Steel Corp.                              21,500           1,473
                                                                 ------------
                                                                       12,539
                                                                 ------------

Miscellaneous - 4.8%
3M Co.                                                 20,800           1,777
Eaton Corp.                                             2,800             215
Fortune Brands, Inc.                                    2,000             160
General Electric Co.                                  379,020          13,110

                                                 Tax-Managed Large Cap Fund  153

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Honeywell International, Inc.                          13,500             574
Johnson Controls, Inc.                                 16,100           1,313
Textron, Inc.                                          21,670           1,949
Tyco International, Ltd.                              110,100           2,901
                                                                 ------------
                                                                       21,999
                                                                 ------------

Other Energy - 3.0%
Anadarko Petroleum Corp.                               20,000           2,096
Apache Corp.                                           31,600           2,245
BJ Services Co.                                         4,600             175
Devon Energy Corp.                                     11,900             715
Dynegy, Inc. Class A (AE)(N)                              700               4
Halliburton Co.                                        11,100             867
Hugoton Royalty Trust                                   1,619              45
Kerr-McGee Corp.                                        6,600             659
Peabody Energy Corp.                                   14,690             938
Pride International, Inc. (AE)                            100               4
Schlumberger, Ltd.                                     31,800           2,199
Valero Energy Corp.                                     9,300             602
Weatherford International, Ltd. (AE)                   10,900             577
Williams Cos., Inc.                                    76,000           1,667
XTO Energy, Inc.                                       27,160           1,150
                                                                 ------------
                                                                       13,943
                                                                 ------------

Producer Durables - 4.6%
ACCO Brands Corp. (AE)(N)                                 470              10
American Tower Corp. Class A (AE)                      14,600             499
Applied Materials, Inc.                                64,310           1,154
Boeing Co.                                             20,510           1,712
Caterpillar, Inc.                                      13,760           1,042
Centex Corp.                                            1,400              78
Deere & Co.                                             3,100             272
Diebold, Inc. (N)                                      32,300           1,374
DR Horton, Inc.                                         2,800              84
Emerson Electric Co.                                    7,700             654
Hubbell, Inc. Class B                                  15,700             811
Illinois Tool Works, Inc.                              12,300           1,263
Ingersoll-Rand Co., Ltd. Class A                       20,400             893
KB Home                                                 1,800             111
Koninklijke Philips Electronics NV                     50,300           1,734
Lennar Corp. Class A                                    6,900             379
Lockheed Martin Corp.                                  29,000           2,201
Northrop Grumman Corp.                                 37,200           2,489
Pitney Bowes, Inc.                                     19,200             804
Pulte Homes, Inc.                                         400              15
Teradyne, Inc. (AE)                                       200               3
United Technologies Corp.                              59,500           3,737
                                                                 ------------
                                                                       21,319
                                                                 ------------

Technology - 10.9%
Affiliated Computer Services, Inc. Class A (AE)         6,700             374
Akamai Technologies, Inc. (AE)                         22,420             755

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Altera Corp. (AE)                                      50,100           1,094
Analog Devices, Inc.                                    9,600             364
Apple Computer, Inc. (AE)                              49,020           3,450
Broadcom Corp. Class A (AE)                            28,785           1,183
Cisco Systems, Inc. (AE)                              113,400           2,376
Computer Sciences Corp. (AE)                           12,200             714
Corning, Inc. (AE)                                    108,610           3,001
Dell, Inc. (AE)                                        39,600           1,038
EMC Corp. (AE)                                         34,900             471
F5 Networks, Inc. (AE)                                  6,750             395
Hewlett-Packard Co.                                    71,290           2,315
Intel Corp.                                           165,300           3,303
International Business Machines Corp.                  58,400           4,809
Intersil Corp. Class A                                  1,700              50
JDS Uniphase Corp. (AE)                               115,980             405
Juniper Networks, Inc. (AE)                            10,000             185
Linear Technology Corp.                                63,900           2,268
Marvell Technology Group, Ltd. (AE)                    24,700           1,410
Maxim Integrated Products, Inc.                         2,700              95
Microsoft Corp.                                       266,300           6,431
Motorola, Inc.                                         43,600             931
NCR Corp. (AE)                                         22,300             879
Oracle Corp. (AE)                                      71,600           1,045
Qualcomm, Inc.                                        122,180           6,273
Raytheon Co.                                           11,500             509
Red Hat, Inc. (AE)(N)                                  89,850           2,641
Salesforce.com, Inc. (AE)                              14,130             495
Seagate Technology, Inc. (AE)                          26,700              --
Texas Instruments, Inc.                                22,800             791
Xilinx, Inc.                                           22,000             609
                                                                 ------------
                                                                       50,659
                                                                 ------------

Utilities - 5.5%
America Movil SA de CV Series L                        17,668             652
AT&T, Inc.                                            179,119           4,695
BellSouth Corp.                                         8,900             301
Comcast Corp. (AE) Class A                             10,100             313
Comcast Corp. (AE) Special Class A                     39,600           1,221
Consolidated Edison, Inc. (N)                             200               9
Constellation Energy Group, Inc.                        5,400             297
Dominion Resources, Inc.                                  400              30
DPL, Inc. (N)                                          32,500             883
Duke Energy Corp.                                      26,652             776
Edison International                                   24,600             994
Entergy Corp.                                          25,200           1,762
Exelon Corp.                                           33,100           1,787
FirstEnergy Corp.                                         900              46

 154  Tax-Managed Large Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
NII Holdings, Inc. (AE)                                14,800             886
Northeast Utilities                                    14,800             298
PanAmSat Holding Corp. (N)                             13,600             338
PG&E Corp. (N)                                         46,600           1,857
Pinnacle West Capital Corp.                            18,800             754
PPL Corp.                                              46,000           1,336
Southern Co. (The)                                     34,500           1,112
Sprint Nextel Corp.                                    25,056             621
TXU Corp.                                               4,400             218
Verizon Communications, Inc.                          114,480           3,781
Xcel Energy, Inc. (N)                                  15,100             284
                                                                 ------------
                                                                       25,251
                                                                 ------------
TOTAL COMMON STOCKS
(cost $323,116)                                                       434,371
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.7%
Frank Russell Investment Company Money Market
   Fund                                            29,716,000          29,716
United States Treasury Bills (c)(z)(sec.)
   4.589% due 06/15/06                                  1,500           1,492
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $31,208)                                                         31,208
                                                                 ------------

OTHER SECURITIES - 4.9%
Frank Russell Investment Company Money Market
   Fund (X)                                         5,964,486           5,964
State Street Securities Lending Quality Trust
   (X)                                             16,802,711          16,803
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $22,767)                                                         22,767
                                                                 ------------

TOTAL INVESTMENTS - 105.4%
(identified cost $377,091)                                            488,346

OTHER ASSETS AND LIABILITIES,
NET - (5.4%)                                                          (25,212)
                                                                 ------------

NET ASSETS - 100.0%                                                   463,134
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
S&P 500 E-Mini Index (CME)
   expiration date 06/06 (110)                              7,237                117

S&P 500 Index (CME)
   expiration date 06/06 (69)                              22,699                335
                                                                     ---------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts                                                                     452
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                 Tax-Managed Large Cap Fund  155

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Auto and Transportation                                       1.4
Consumer Discretionary                                       15.4
Consumer Staples                                              6.6
Financial Services                                           19.2
Health Care                                                  14.2
Integrated Oils                                               5.5
Materials and Processing                                      2.7
Miscellaneous                                                 4.8
Other Energy                                                  3.0
Producer Durables                                             4.6
Technology                                                   10.9
Utilities                                                     5.5
Short-Term Investments                                        6.7
Other Securities                                              4.9
                                                  ---------------
Total Investments                                           105.4
Other Assets and Liabilities, Net                            (5.4)
                                                  ---------------

                                                            100.0
                                                  ===============
Futures Contracts                                             0.1

See accompanying notes which are an integral part of the financial statements.

 156  Tax-Managed Large Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,163.10      $     1,013.64
Expenses Paid During
Period*                       $        12.07      $        11.23

* Expenses are equal to the Fund's annualized expense ratio of 2.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,167.40      $     1,017.36
Expenses Paid During
Period*                       $         8.06      $         7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,168.70      $     1,018.60
Expenses Paid During
Period*                       $         6.72      $         6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                           Tax-Managed Mid & Small Cap Fund  157

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.8%
Auto and Transportation - 4.0%
AAR Corp. (AE)                                         19,175             512
Alexander & Baldwin, Inc.                               6,320             315
American Commercial Lines, Inc. (AE)                    8,345             450
American Railcar Industries, Inc.                       9,426             337
AMR Corp. (AE)                                          9,300             229
ArvinMeritor, Inc.                                      8,240             137
Aviall, Inc. (AE)                                      19,981             753
CH Robinson Worldwide, Inc.                            11,780             522
Con-way, Inc.                                           3,310             184
Fleetwood Enterprises, Inc. (AE)(N)                    37,242             350
Forward Air Corp.                                      23,375             939
Genesee & Wyoming, Inc. Class A (AE)                    5,331             175
Gentex Corp.                                            6,600              97
Keystone Automotive Industries, Inc. (AE)(N)           17,562             725
Modine Manufacturing Co. (AE)                           2,700              78
Overseas Shipholding Group, Inc.                        5,400             264
RailAmerica, Inc. (AE)                                  9,000             103
Skywest, Inc.                                           5,380             127
Strattec Security Corp. (AE)                            2,790             106
Superior Industries International                       5,400             102
Visteon Corp. (AE)                                     59,735             351
Wabtec Corp.                                           25,179             920
Winnebago Industries, Inc.                             14,481             426
                                                                 ------------
                                                                        8,202
                                                                 ------------

Consumer Discretionary - 18.6%
Aaron Rents, Inc.                                      11,869             319
Advisory Board Co. (The) (AE)                           6,307             354
Advo, Inc. (N)                                         23,132             656
Aeropostale, Inc. (AE)                                  9,690             298
Alderwoods Group, Inc. (AE)                             4,200              80
America's Car-Mart, Inc. (AE)                           2,397              49
AMN Healthcare Services, Inc. (AE)                      7,590             146
AnnTaylor Stores Corp. (AE)                             4,200             157
Applebees International, Inc.                           9,585             222
aQuantive, Inc. (AE)(N)                                33,800             847
Arbitron, Inc. (N)                                     14,048             501
Big 5 Sporting Goods Corp.                             30,460             564
Bright Horizons Family Solutions, Inc. (AE)             7,800             310
Brightpoint, Inc. (AE)(N)                              12,060             404
California Pizza Kitchen, Inc. (AE)(N)                 16,252             514
Casual Male Retail Group, Inc. (AE)(N)                 61,256             577
CDI Corp.                                               5,480             155
Central European Distribution Corp. (AE)                7,875             323
Chemed Corp. (N)                                        5,740             313
Chico's FAS, Inc. (AE)                                  9,670             358
ChoicePoint, Inc. (AE)                                 19,314             850

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Copart, Inc. (AE)                                      14,512             390
Corinthian Colleges, Inc. (AE)                         43,542             648
Corrections Corp. of America (AE)                       3,435             154
Cost Plus, Inc. (AE)(N)                                31,824             560
Cox Radio, Inc. Class A (AE)                           16,110             208
Crown Media Holdings, Inc. Class A (AE)                 6,625              26
DeVry, Inc. (AE)(N)                                    21,606             559
DiamondCluster International, Inc. (AE)(N)             64,376             666
Discovery Holding Co. Class A (AE)                      3,900              58
EarthLink, Inc. (AE)                                   14,560             132
Expedia, Inc. (AE)                                      3,950              74
Fossil, Inc. (AE)                                      29,336             477
FTI Consulting, Inc. (AE)                              41,274           1,186
GameStop Corp. Class A (AE)                            10,130             478
Global Imaging Systems, Inc. (AE)                      11,425             427
Greenfield Online, Inc. (AE)                           29,790             178
Harman International Industries, Inc.                   3,200             282
Harrah's Entertainment, Inc.                            1,149              94
Haverty Furniture Cos., Inc.                            4,200              63
Hot Topic, Inc. (AE)                                   40,900             607
Hudson Highland Group, Inc. (AE)                        5,270             106
Insight Enterprises, Inc. (AE)                         17,300             342
InterActiveCorp (AE)                                    3,950             114
International Speedway Corp. Class A                    3,730             183
Ipass, Inc. (AE)(N)                                    77,255             643
Jarden Corp. (AE)(N)                                   18,715             636
Jos A Bank Clothiers, Inc. (AE)                         1,759              74
Kellwood Co.                                            6,060             194
Kelly Services, Inc. Class A                            5,540             153
Krispy Kreme Doughnuts, Inc. (AE)                      20,600             176
Lamar Advertising Co. Class A (AE)                      4,000             220
Landry's Restaurants, Inc.                              6,600             234
Liberty Global, Inc.
   Series A (AE)                                        1,530              32
Lodgenet Entertainment Corp. (AE)                       2,500              48
Matthews International Corp. Class A                    6,060             211
MAXIMUS, Inc.                                           3,632             127
Men's Wearhouse, Inc. (The)                             4,230             150
MGM Mirage                                              2,000              90
Michaels Stores, Inc.                                   3,900             148
Monster Worldwide, Inc. (AE)                            7,050             405
MPS Group, Inc. (AE)                                   38,040             607
MSC Industrial Direct Co., Inc. Class A                 8,069             418
Navigant Consulting, Inc. (AE)                          7,230             152
New York & Co., Inc. (AE)                              43,780             682

 158  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
NTL, Inc.                                               2,000              55
Nutri System, Inc. (AE)(N)                              6,900             468
O'Charleys, Inc. (AE)                                  17,091             290
Oxford Industries, Inc.                                 8,000             350
Petco Animal Supplies, Inc. (AE)                       59,352           1,300
PF Chang's China Bistro, Inc. (AE)                     23,325             994
Playboy Enterprises, Inc. Class B (AE)(N)              41,908             553
Polo Ralph Lauren Corp.                                13,230             803
RC2 Corp. (AE)                                         15,642             618
Reader's Digest Association, Inc. (The) (N)            36,453             502
Red Robin Gourmet Burgers, Inc. (AE)                    4,800             216
Rent-A-Center, Inc. (AE)                                8,697             240
Revlon, Inc. Class A (AE)                              31,424             102
Saks, Inc.                                              5,400             109
School Specialty, Inc. (AE)(N)                         18,539             674
Scientific Games Corp. Class A (AE)(N)                 13,380             510
Service Corp. International                            20,980             169
Sharper Image Corp. (AE)                                8,900             134
Shuffle Master, Inc. (AE)                              37,383           1,381
Sirva, Inc. (AE)                                       18,230             172
Sourcecorp, Inc. (AE)                                   6,110             151
Startek, Inc.                                           8,500             194
Station Casinos, Inc.                                  10,600             817
Strayer Education, Inc.                                13,731           1,428
Sturm Ruger & Co., Inc. (N)                            31,620             222
Tetra Tech, Inc. (AE)                                   3,737              73
Toro Co.                                                4,270             211
Tractor Supply Co. (AE)                                 7,042             456
United Online, Inc.                                    10,126             130
USANA Health Sciences, Inc. (AE)                        2,896             106
ValueClick, Inc. (AE)                                  74,883           1,262
Ventiv Health, Inc. (AE)                                5,220             157
Warnaco Group, Inc. (The) (AE)                         14,200             316
Watson Wyatt Worldwide, Inc.                            5,111             168
WESCO International, Inc. (AE)                         16,720           1,254
Williams-Sonoma, Inc.                                   8,510             356
                                                                 ------------
                                                                       38,350
                                                                 ------------

Consumer Staples - 2.0%
Coca-Cola Bottling Co. Consolidated                     1,870              90
Del Monte Foods Co. (N)                                53,998             630
Hain Celestial Group, Inc. (AE)                         6,774             182
Hansen Natural Corp. (AE)(N)                            1,880             243
Lance, Inc. (N)                                        28,962             739
Loews Corp.                                             1,700              87
Longs Drug Stores Corp.                                 2,500             119
Performance Food Group Co. (AE)                         7,464             229
Ralcorp Holdings, Inc. (AE)                             3,900             146
Rite Aid Corp. (AE)                                    37,050             167
Ruddick Corp.                                           6,990             162

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SunOpta, Inc. (AE)                                     71,860             732
Tiens Biotech Group USA, Inc. (AE)                     32,760             192
Tootsie Roll Industries, Inc.                           5,340             156
Tyson Foods, Inc. Class A                               3,723              54
Weis Markets, Inc.                                      3,320             138
                                                                 ------------
                                                                        4,066
                                                                 ------------

Financial Services - 17.6%
Advanta Corp. Class B                                  19,775             755
Affiliated Managers Group, Inc. (AE)(N)                 8,612             872
Alabama National Bancorporation                         6,100             420
Alexandria Real Estate Equities, Inc. (o)               3,825             347
Alfa Corp.                                              6,100             103
American Financial Realty Trust (o)                    20,327             231
AmerUs Group Co.                                        6,600             387
Arch Capital Group, Ltd. (AE)                           9,650             586
Aspen Insurance Holdings, Ltd.                         21,400             521
Bank of the Ozarks, Inc.                                7,400             252
BioMed Realty Trust, Inc. (o)                          11,275             312
BISYS Group, Inc. (The) (AE)                           31,707             505
Blackrock, Inc. Class A                                 1,400             212
Capital One Financial Corp.                             1,966             170
Capital Trust, Inc. Class A (o)                         2,485              77
CarrAmerica Realty Corp. (o)                            4,300             193
CB Richard Ellis Group, Inc. Class A (AE)               4,810             423
Cedar Shopping Centers, Inc. (o)(N)                    43,247             638
Central Pacific Financial Corp.                         9,475             359
Chemical Financial Corp.                                4,430             129
CIT Group, Inc.                                         6,400             346
Colonial BancGroup, Inc. (The)                         13,490             350
Commercial Capital Bancorp, Inc.                       21,450             336
Crescent Real Estate Equities Co. (o)                   8,013             160
Cullen/Frost Bankers, Inc.                              8,625             499
Delphi Financial Group Class A                          4,830             253
Digital Insight Corp. (AE)                             35,582           1,227
Doral Financial Corp.                                  15,650             124
Dun & Bradstreet Corp. (AE)                             3,010             232
Eurobancshares, Inc. (AE)                              10,590             113
Euronet Worldwide, Inc. (AE)                           16,910             604
Factset Research Systems, Inc.                         10,268             453
Federal Realty Investors Trust (o)                      3,200             218
FelCor Lodging Trust, Inc. (o)                          6,585             143
Fidelity National Financial, Inc.                       7,154             300
Fidelity National Title Group, Inc. Class A             1,251              27
First Commonwealth Financial Corp.                     11,190             150

                                           Tax-Managed Mid & Small Cap Fund  159

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Financial Corp.                                   4,970             153
First Industrial Realty Trust, Inc. (o)(N)             11,675             458
First Marblehead Corp. (The) (N)                        8,693             418
First Midwest Bancorp, Inc.                            13,603             490
First Potomac Realty Trust (o)                         12,525             346
GATX Corp.                                             26,892           1,259
General Growth Properties, Inc. (o)                    10,200             479
Glacier Bancorp, Inc.                                   5,828             177
Hanover Insurance Group, Inc. (The)                    14,497             767
HCC Insurance Holdings, Inc.                           10,215             342
HDFC Bank, Ltd. - ADR (N)                               5,860             345
Healthcare Realty Trust, Inc. (o)                       4,830             183
Home Properties, Inc. (o)                              10,975             549
Host Hotels & Resorts, Inc. (AE)(o)                     6,300             132
IndyMac Bancorp, Inc.                                   4,290             207
Integra Bank Corp.                                      6,470             144
Investment Technology Group,
   Inc. (AE)                                           16,801             890
Investors Financial Services Corp.                      5,160             247
Investors Real Estate Trust (o)                         8,500              81
Kronos, Inc. (AE)                                      29,944           1,367
LandAmerica Financial Group, Inc.                       1,592             110
Legg Mason, Inc.                                        2,900             344
Leucadia National Corp.                                 5,205             316
Mercury General Corp.                                   2,770             148
Mid-America Apartment Communities, Inc. (o)            11,775             624
Mills Corp. (The) (o)                                   4,164             133
Nasdaq Stock Market, Inc. (The) (AE)                    9,770             366
National Penn Bancshares, Inc.                          7,159             141
Nationwide Health Properties, Inc. (o)                  7,270             156
NCO Group, Inc. (AE)                                    5,570             120
Nuveen Investments, Inc. Class A                        1,400              67
Old Republic International Corp.                       14,527             323
Omega Financial Corp.                                   6,460             208
Phoenix Cos., Inc. (The)                                6,100              93
Placer Sierra Bancshares                               16,350             434
PMI Group, Inc. (The)                                   4,480             207
Popular, Inc.                                          13,900             287
Post Properties, Inc. (o)                               8,105             354
Provident Bankshares Corp.                              4,496             156
Radian Group, Inc.                                      3,802             239
Raymond James Financial, Inc.                           7,488             227
Reckson Associates Realty Corp. (o)                     7,875             320
Reinsurance Group of America, Inc.                      3,550             171
RLI Corp.                                               9,300             461
SEI Investments Co.                                     5,660             243
Selective Insurance Group, Inc.                         2,700             150
Shurgard Storage Centers, Inc. Class A (o)              3,400             214
Signature Bank (AE)                                    15,925             563
Sky Financial Group, Inc.                              11,230             290
Sovereign Bancorp, Inc.                                11,394             253

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
State Auto Financial Corp.                              1,610              57
Sterling Financial Corp.                               17,295             556
TD Ameritrade Holding Corp.                            13,900             258
TD Banknorth, Inc.                                      4,931             146
Texas Capital Bancshares, Inc. (AE)                    49,805           1,149
Triad Guaranty, Inc. (AE)                              11,550             630
UnionBanCal Corp.                                       3,300             231
United Bankshares, Inc.                                13,300             485
Valley National Bancorp                                 9,430             246
Vornado Realty Trust (o)                                5,300             507
Waddell & Reed Financial, Inc. Class A                 24,950             587
Washington Real Estate Investment Trust (o)             6,930             258
Westamerica Bancorporation                              6,550             335
Wintrust Financial Corp.                               21,873           1,132
WR Berkley Corp.                                        2,719             102
                                                                 ------------
                                                                       36,458
                                                                 ------------

Health Care - 10.5%
Advanced Medical Optics, Inc. (AE)                      1,167              54
Affymetrix, Inc. (AE)                                  23,732             680
Align Technology, Inc. (AE)                            21,950             193
Amedisys, Inc. (AE)                                     3,500             116
Arrow International, Inc.                               4,880             152
Bio-Reference Labs, Inc. (AE)                           3,740              71
Celgene Corp. (AE)                                     16,800             708
Cerner Corp. (AE)(N)                                    6,420             255
Charles River Laboratories International, Inc.
   (AE)                                                 4,618             218
Chattem, Inc. (AE)                                     13,175             475
Cooper Cos., Inc. (The)                                 4,149             227
Coventry Health Care, Inc. (AE)                         8,550             425
CV Therapeutics, Inc. (AE)                              1,814              36
Cytyc Corp. (AE)                                       12,551             324
Datascope Corp.                                         4,090             158
DaVita, Inc. (AE)                                      10,160             572
Durect Corp. (AE)                                      69,949             340
Emdeon Corp. (AE)                                      17,940             205
Endo Pharmaceuticals Holdings, Inc. (AE)               29,710             934
Enzon Pharmaceuticals, Inc. (AE)                       15,400             131
Fisher Scientific International, Inc. (AE)              4,200             296
Genentech, Inc. (AE)                                    5,100             406
Gentiva Health Services, Inc. (AE)                     60,888           1,031
Henry Schein, Inc. (AE)                                32,811           1,530
Hooper Holmes, Inc.                                    33,920             100

 160  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Idexx Laboratories, Inc. (AE)                           5,378             447
ImClone Systems, Inc. (AE)                              4,530             164
Invitrogen Corp. (AE)                                  20,191           1,333
KV Pharmaceutical Co. Class A (AE)(N)                  32,144             694
LifePoint Hospitals, Inc. (AE)                         18,253             579
Ligand Pharmaceuticals, Inc. Class B (AE)              13,900             170
Lincare Holdings, Inc. (AE)                             5,190             205
Millennium Pharmaceuticals, Inc. (AE)                   9,600              87
Myogen, Inc. (AE)(N)                                    9,680             320
New River Pharmaceuticals, Inc. (AE)(N)                 9,900             337
Omnicare, Inc.                                          9,980             566
Omnicell, Inc. (AE)                                     4,970              66
OSI Pharmaceuticals, Inc. (AE)                          2,694              72
Par Pharmaceutical Cos., Inc. (AE)(N)                  21,139             544
PolyMedica Corp. (N)                                   16,822             695
PSS World Medical, Inc. (AE)                           45,660             824
Psychiatric Solutions, Inc. (AE)(N)                     8,940             296
Quality Systems, Inc.                                  12,000             403
Resmed, Inc. (AE)                                       7,610             328
Serologicals Corp. (AE)(N)                             19,899             619
Stericycle, Inc. (AE)                                  13,423             884
Sunrise Senior Living, Inc. (AE)(N)                    12,891             480
Techne Corp. (AE)                                       2,200             125
Teva Pharmaceutical Industries,
   Ltd. - ADR                                           2,418              98
United Therapeutics Corp. (AE)(N)                       5,270             314
UnitedHealth Group, Inc.                                1,650              82
US Physical Therapy, Inc. (AE)(N)                      25,744             402
Varian Medical Systems, Inc. (AE)                       3,900             204
WellCare Health Plans, Inc. (AE)                        3,900             163
West Pharmaceutical Services, Inc. (N)                  8,160             291
Zoll Medical Corp. (AE)                                 5,380             143
Zymogenetics, Inc. (AE)                                 3,462              71
                                                                 ------------
                                                                       21,643
                                                                 ------------

Integrated Oils - 0.1%
Murphy Oil Corp.                                        4,600             231
                                                                 ------------
Materials and Processing - 7.5%
Acuity Brands, Inc.                                    17,148             708
Airgas, Inc.                                           13,240             536
Allegheny Technologies, Inc.                            9,180             636
Apogee Enterprises, Inc.                               37,650             611
Arch Chemicals, Inc.                                    5,050             149
Armor Holdings, Inc. (AE)                               6,530             399
Ashland, Inc.                                           3,650             240
Brush Engineered Materials, Inc. (AE)                  16,339             381
Buckeye Technologies, Inc. (AE)                        12,300              99
Commercial Metals Co.                                  10,736             584
Compx International, Inc.                               6,900             111

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Crown Holdings, Inc. (AE)                              20,525             329
Cytec Industries, Inc.                                  6,110             369
Dycom Industries, Inc. (AE)                             2,500              55
EMCOR Group, Inc. (AE)                                  5,250             263
FMC Corp.                                               3,580             227
Gold Kist, Inc. (AE)(N)                                19,938             267
Goodman Global, Inc. (AE)                              10,535             209
GrafTech International, Ltd. (AE)                      26,820             181
Graphic Packaging Corp. (AE)                           32,500              86
Griffon Corp. (AE)                                     24,075             642
Hercules, Inc. (AE)                                    43,575             619
Jacobs Engineering Group, Inc. (AE)                    17,642           1,459
Lennox International, Inc.                              3,600             117
Martin Marietta Materials, Inc.                         3,390             360
PAN American Silver Corp. (AE)(N)                       7,970             198
Precision Castparts Corp.                               5,000             315
RBC Bearings, Inc. (AE)                                23,760             563
Rogers Corp. (AE)                                      13,075             807
Royal Gold, Inc.                                        2,800              96
RPM International, Inc.                                 9,501             175
Sonoco Products Co.                                     6,500             204
Southern Copper Corp.                                   4,000             396
Spartech Corp.                                         26,798             633
Standard Register Co. (The)                            20,000             273
Steel Dynamics, Inc.                                    6,625             414
Texas Industries, Inc.                                  7,000             397
Universal Forest Products, Inc.                         3,500             262
URS Corp. (AE)                                            760              33
USG Corp. (AE)                                          5,492             587
Washington Group International, Inc.                    1,346              75
Wausau Paper Corp. (AE)                                11,530             166
Worthington Industries, Inc.                           17,633             348
                                                                 ------------
                                                                       15,579
                                                                 ------------

Miscellaneous - 0.8%
Carlisle Cos., Inc.                                     2,661             225
Foster Wheeler, Ltd. (AE)                              15,625             696
Lancaster Colony Corp.                                  4,690             192
Walter Industries, Inc.                                 7,353             488
                                                                 ------------
                                                                        1,601
                                                                 ------------

Other Energy - 7.7%
Arch Coal, Inc.                                         3,900             370
CARBO Ceramics, Inc.                                    2,550             148
Consol Energy, Inc.                                    11,390             970
Cooper Cameron Corp. (AE)                              23,117           1,161
Dynegy, Inc. Class A (AE)                              81,425             405
Encore Acquisition Co. (AE)                            18,964             581

                                           Tax-Managed Mid & Small Cap Fund  161

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Forest Oil Corp. (AE)                                  16,059             587
Global Industries, Ltd. (AE)                           33,410             530
Global Power Equipment Group, Inc. (AE)                14,380              62
Grant Prideco, Inc. (AE)                               20,741           1,062
Grey Wolf, Inc. (AE)                                   21,050             164
Hanover Compressor Co. (AE)(N)                         38,231             771
Helix Energy Solutions Group, Inc. (AE)                20,210             785
Houston Exploration Co. (AE)                            4,950             277
Hugoton Royalty Trust                                     432              12
International Coal Group, Inc. (AE)                    53,825             554
James River Coal Co. (AE)(N)                            8,386             295
Matrix Service Co. (AE)(N)                             54,218             619
National-Oilwell Varco, Inc. (AE)                       3,098             214
Oil States International, Inc. (AE)                     4,340             175
Patterson-UTI Energy, Inc.                              7,930             257
Peabody Energy Corp.                                   13,600             868
Plains Exploration & Production Co. (AE)                9,447             348
Range Resources Corp. (N)                              17,535             465
SEACOR Holdings, Inc. (AE)                              7,400             655
Southwestern Energy Co. (AE)                           16,670             600
Superior Energy Services, Inc. (AE)(N)                 16,380             527
Tesoro Corp.                                            9,590             671
W-H Energy Services, Inc. (AE)                         12,375             622
Western Refining, Inc.                                 14,105             285
Whiting Petroleum Corp. (AE)                           13,774             582
XTO Energy, Inc.                                        7,253             307
                                                                 ------------
                                                                       15,929
                                                                 ------------

Producer Durables - 10.3%
American Tower Corp. Class A (AE)                       3,600             123
Ametek, Inc.                                            8,472             417
Andrew Corp. (AE)                                      65,637             694
Applied Industrial Technologies, Inc.                   5,707             237
Applied Signal Technology, Inc. (N)                    18,710             336
ASV, Inc. (AE)                                         13,590             340
BE Aerospace, Inc. (AE)                                55,133           1,435
Bucyrus International, Inc. Class A                     8,090             420
C&D Technologies, Inc. (N)                             77,285             623
Champion Enterprises, Inc. (AE)                        43,893             670
Cognex Corp.                                           17,339             462
Crane Co.                                              28,558           1,207
Crown Castle International Corp. (AE)                  19,400             653
Cymer, Inc. (AE)                                       11,220             580
Dionex Corp. (AE)                                       5,400             325
Donaldson Co., Inc.                                    32,144           1,068
EnPro Industries, Inc. (AE)                            17,650             651
Entegris, Inc. (AE)                                    11,100             113
Esterline Technologies Corp. (AE)                      16,827             746
Federal Signal Corp.                                   36,766             689
General Cable Corp. (AE)(N)                            30,370             959

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
IDEX Corp.                                             13,278             675
Joy Global, Inc.                                       11,910             782
Kadant, Inc. (AE)                                      15,175             358
Kennametal, Inc.                                       10,315             638
Knoll, Inc.                                            13,125             285
Lam Research Corp. (AE)                                 5,650             276
Lennar Corp. Class A                                    6,700             368
Lincoln Electric Holdings, Inc.                         4,950             271
Littelfuse, Inc. (AE)                                  20,165             651
Manitowoc Co., Inc. (The)                               9,740             483
Mastec, Inc. (AE)                                      40,024             494
MDC Holdings, Inc.                                      4,267             247
Modtech Holdings, Inc. (AE)(N)                         18,684             186
Orbital Sciences Corp. (AE)                            11,051             173
Pentair, Inc.                                           8,540             327
Photon Dynamics, Inc. (AE)                             21,338             406
Power-One, Inc. (AE)                                   22,100             156
Technical Olympic USA, Inc. (AE)                       12,686             266
Tecumseh Products Co. Class A                           6,150             141
Terex Corp. (AE)                                        7,060             611
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                15,784             517
WCI Communities, Inc. (AE)                              5,113             131
                                                                 ------------
                                                                       21,190
                                                                 ------------

Technology - 12.9%
3Com Corp. (AE)                                        17,700              95
Actel Corp. (AE)                                        8,300             133
Agere Systems, Inc. (AE)                               14,226             224
Agile Software Corp. (AE)                             136,554             952
Anixter International, Inc.                            18,430             937
Ansys, Inc. (AE)                                        8,300             469
Avid Technology, Inc. (AE)(N)                          11,976             462
Avnet, Inc. (AE)                                        7,710             202
Avocent Corp. (AE)                                     29,333             790
BEA Systems, Inc. (AE)                                 18,550             246
Benchmark Electronics, Inc. (AE)                       27,562             752
Black Box Corp.                                         3,611             169
Broadwing Corp. (AE)                                   29,840             414
Cognizant Technology Solutions Corp. Class A
   (AE)                                                 3,000             191
CSG Systems International, Inc. (AE)                    6,273             159
Cypress Semiconductor Corp. (AE)                        4,700              81
Ditech Communications Corp. (AE)                       17,100             161
Emulex Corp. (AE)                                       8,198             149
Excel Technology, Inc. (AE)                             4,000             118
F5 Networks, Inc. (AE)                                  5,840             342
Fairchild Semiconductor International, Inc. (AE)       34,025             703

 162  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Filenet Corp. (AE)                                     12,998             362
Formfactor, Inc. (AE)                                   2,374              99
Harris Corp.                                            5,320             248
Hutchinson Technology, Inc. (AE)                       17,425             414
Hyperion Solutions Corp. (AE)                          14,088             431
Informatica Corp. (AE)                                 60,679             933
Integrated Device Technology, Inc. (AE)                38,188             581
Intermec, Inc. (AE)                                    17,117             453
Internet Security Systems, Inc. (AE)                   33,025             741
Intersil Corp. Class A                                  5,200             154
IXYS Corp. (AE)                                        43,472             440
JDS Uniphase Corp. (AE)                               165,400             577
Juniper Networks, Inc. (AE)                            15,300             283
Kemet Corp. (AE)                                       17,800             192
Lattice Semiconductor Corp. (AE)                       19,700             131
Leadis Technology, Inc. (AE)                           19,570             121
Lions Gate Entertainment Corp. (AE)                    83,650             817
Macrovision Corp. (AE)                                 59,355           1,359
Mantech International Corp. Class A (AE)               26,244             867
McAfee, Inc. (AE)                                       3,400              89
Microchip Technology, Inc.                             13,250             494
Microsemi Corp. (AE)                                   11,300             309
NAVTEQ Corp. (AE)                                      10,135             421
NetIQ Corp. (AE)                                       11,225             135
ON Semiconductor Corp. (AE)                             9,500              68
Openwave Systems, Inc. (AE)(N)                         17,990             335
Parametric Technology Corp. (AE)                       48,485             724
Perot Systems Corp. Class A (AE)                       28,975             437
Red Hat, Inc. (AE)(N)                                  13,080             384
Redback Networks, Inc. (AE)                            32,402             726
RSA Security, Inc. (AE)                                13,875             291
SanDisk Corp. (AE)                                      3,510             224
Semtech Corp. (AE)                                      7,780             146
Silicon Laboratories, Inc. (AE)                         7,550             352
SiRF Technology Holdings, Inc. (AE)(N)                 10,240             350
SRA International, Inc. Class A (AE)                    5,060             162
SSA Global Technologies, Inc. (AE)                     34,475             534
Sybase, Inc. (AE)                                      22,430             488
Sycamore Networks, Inc. (AE)                           15,200              71
Syntel, Inc.                                            6,241             134
Trident Microsystems, Inc. (AE)(N)                     23,700             630
Utstarcom, Inc. (AE)                                   15,000             104
Varian, Inc. (AE)                                      17,793             770
Vignette Corp. (AE)                                     8,677             138
Western Digital Corp. (AE)                              7,930             167
Zebra Technologies Corp. Class A (AE)                  27,846           1,105
                                                                 ------------
                                                                       26,740
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Utilities - 3.8%
Alaska Communications Systems Group, Inc. (N)          66,900             844
Alltel Corp.                                              754              48
Aquila, Inc. (AE)                                      82,150             356
Cablevision Systems Corp. Class A                       4,300              87
Cascade Natural Gas Corp.                               5,400             111
Central Vermont Public Service Corp.                    6,600             132
Empire District Electric Co. (The)                      6,820             155
Great Plains Energy, Inc.                               6,060             171
Level 3 Communications, Inc. (AE)                      56,010             302
Middlesex Water Co.                                     6,210             116
NeuStar, Inc. Class A (AE)                             47,548           1,669
New Jersey Resources Corp.                              4,580             203
NII Holdings, Inc. (AE)                                 4,250             255
NorthWestern Corp.                                     10,575             371
NSTAR                                                   6,996             193
Otter Tail Corp.                                        4,870             145
PNM Resources, Inc.                                    17,350             439
Premiere Global Services, Inc. (AE)                     5,268              41
Questar Corp.                                           2,450             196
SCANA Corp.                                             8,400             329
Southwest Gas Corp.                                     7,455             207
Telephone & Data Systems, Inc.                          7,210             281
Western Gas Resources, Inc.                            13,672             711
Wisconsin Energy Corp.                                 10,660             416
                                                                 ------------
                                                                        7,778
                                                                 ------------

TOTAL COMMON STOCKS
(cost $148,682)                                                       197,767
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.3%
Frank Russell Investment Company Money Market
   Fund                                             7,978,000           7,978
United States Treasury Bills(c)(z)(sec.)
   4.589% due 06/15/06                                    800             796
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $8,774)                                                           8,774
                                                                 ------------

                                           Tax-Managed Mid & Small Cap Fund  163

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OTHER SECURITIES - 30.1%
Frank Russell Investment Company Money Market
   Fund (X)                                        16,300,297          16,300
State Street Securities Lending Quality Trust
   (X)                                             45,919,997          45,920
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $62,220)                                                         62,220
                                                                 ------------

TOTAL INVESTMENTS - 130.2%
(identified cost $219,676)                                            268,761

OTHER ASSETS AND LIABILITIES,
NET - (30.2%)                                                         (62,361)
                                                                 ------------

NET ASSETS - 100.0%                                                   206,400
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 Mini Index (CME)
   expiration date 06/06 (100)                              7,688                314
                                                                     ---------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts                                                                     314
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 164  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX MANAGED MID & SMALL CAP FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Auto and Transportation                                       4.0
Consumer Discretionary                                       18.6
Consumer Staples                                              2.0
Financial Services                                           17.6
Health Care                                                  10.5
Integrated Oils                                               0.1
Materials and Processing                                      7.5
Miscellaneous                                                 0.8
Other Energy                                                  7.7
Producer Durables                                            10.3
Technology                                                   12.9
Utilities                                                     3.8
Short-Term Investments                                        4.3
Other Securities                                             30.1
                                                  ---------------
Total Investments                                           130.2
Other Assets and Liabilities, Net                           (30.2)
                                                  ---------------

                                                            100.0
                                                  ===============
Futures Contracts                                             0.2

  See accompanying notes which are an integral part of the financial statements.

                                           Tax-Managed Mid & Small Cap Fund  165

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,077.90      $     1,013.84
Expenses Paid During
Period*                       $        11.39      $        11.03

* Expenses are equal to the Fund's annualized expense ratio of 2.21% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,083.80      $     1,018.15
Expenses Paid During
Period*                       $         6.92      $         6.71

* Expenses are equal to the Fund's annualized expense ratio of 1.34% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,084.70      $     1,020.08
Expenses Paid During
Period*                       $         4.91      $         4.76

* Expenses are equal to the Fund's annualized expense ratio of 0.95% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 166  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,083.90      $     1,019.19
Expenses Paid During
Period*                       $         5.84      $         5.66

* Expenses are equal to the Fund's annualized expense ratio of 1.13% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                         Select Growth Fund  167

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.2%
Auto and Transportation - 3.0%
Burlington Northern Santa Fe Corp.                      7,720             615
CH Robinson Worldwide, Inc.                            12,960             575
Expeditors International Washington, Inc.              12,000           1,027
FedEx Corp.                                             6,500             748
Freightcar America, Inc. (N)                            3,000             201
Norfolk Southern Corp.                                 10,700             578
Swift Transportation Co., Inc. (AE)                    11,400             341
Union Pacific Corp.                                     7,800             711
United Parcel Service, Inc. Class B                    14,500           1,176
                                                                 ------------
                                                                        5,972
                                                                 ------------

Consumer Discretionary - 19.0%
24/7 Real Media, Inc. (AE)                             21,300             216
Activision, Inc. (AE)                                  49,100             697
Alloy, Inc. (AE)(N)                                     4,650              58
AMN Healthcare Services, Inc. (AE)(N)                  14,300             275
Apollo Group, Inc. Class A (AE)                        17,000             929
Best Buy Co., Inc.                                      9,480             537
BJ's Restaurants, Inc. (AE)(N)                          2,400              63
Blockbuster, Inc. Class A (N)                          78,500             369
Boyd Gaming Corp. (N)                                   6,800             339
Buca, Inc. (AE)(N)                                     19,900             113
Callaway Golf Co.                                      14,000             224
Casual Male Retail Group, Inc. (AE)                    15,600             147
Charlotte Russe Holding, Inc. (AE)                      8,800             190
Chemed Corp.                                            1,800              98
Christopher & Banks Corp.                               8,900             235
Coach, Inc. (AE)                                       26,710             882
Crown Media Holdings, Inc. Class A (AE)(N)             12,100              47
Deckers Outdoor Corp. (AE)                              5,100             218
dELiA*s, Inc. (AE)(N)                                   9,300              99
Design Within Reach, Inc. (AE)(N)                      14,900              89
DiamondCluster International, Inc. (AE)                10,800             112
Dick's Sporting Goods, Inc. (AE)(N)                     9,500             400
eBay, Inc. (AE)                                        57,570           1,981
Electronic Arts, Inc. (AE)                             34,900           1,982
Emerson Radio Corp. (AE)                               19,800              67
Ezcorp, Inc. Class A (AE)                               3,800             120
Google, Inc. Class A (AE)                              11,783           4,925
Gray Television, Inc.                                  12,400              94
Home Depot, Inc.                                       35,500           1,417
Iconix Brand Group, Inc. (AE)(N)                        7,082             122
International Game Technology                          53,870           2,043
Kohl's Corp. (AE)                                      27,100           1,513
Las Vegas Sands Corp. (AE)                             10,400             674
LIFE TIME Fitness, Inc. (AE)(N)                         2,800             128
MGM Mirage                                             23,000           1,033
Monster Worldwide, Inc. (AE)                            3,900             224

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MPS Group, Inc. (AE)                                   17,800             284
Multimedia Games, Inc. (AE)(N)                         11,100             153
Nutri System, Inc. (AE)(N)                             10,100             685
Office Depot, Inc. (AE)                                18,100             734
OfficeMax, Inc.                                        11,400             441
Omnicom Group, Inc.                                     6,100             549
On Assignment, Inc. (AE)                                9,200             120
Sears Holdings Corp. (AE)                               9,000           1,293
Sharper Image Corp. (AE)(N)                             7,600             114
Sportsman's Guide, Inc. (The) (AE)                      4,700             124
Stamps.com, Inc. (AE)(N)                                4,700             133
Staples, Inc.                                          48,000           1,268
Starbucks Corp. (AE)                                   36,526           1,361
Starwood Hotels & Resorts Worldwide, Inc. (o)          38,060           2,184
Steven Madden, Ltd.                                     5,100             272
Topps Co., Inc. (The) (N)                              14,900             131
Tweeter Home Entertainment Group, Inc. (AE)            10,400              89
Urban Outfitters, Inc. (AE)                            42,700             991
Valuevision Media, Inc. Class A (AE)(N)                 9,700             121
Ventiv Health, Inc. (AE)                                6,600             198
Wal-Mart Stores, Inc.                                  40,800           1,837
WebSideStory, Inc. (AE)(N)                              6,500             112
Weight Watchers International, Inc.                    12,000             592
XM Satellite Radio Holdings, Inc. Class A (AE)         53,000           1,072
                                                                 ------------
                                                                       37,518
                                                                 ------------

Consumer Staples - 7.4%
Altria Group, Inc.                                     10,400             761
Coca-Cola Co. (The)                                    21,800             915
Colgate-Palmolive Co.                                  12,800             757
CVS Corp.                                              42,300           1,257
PepsiCo, Inc.                                          64,005           3,728
Procter & Gamble Co.                                   88,102           5,128
Walgreen Co.                                           28,000           1,174
Whole Foods Market, Inc.                               13,450             825
Wild Oats Markets, Inc. (AE)(N)                        10,200             175
                                                                 ------------
                                                                       14,720
                                                                 ------------

Financial Services - 7.3%
Advent Software, Inc. (AE)                              9,200             324
American Express Co.                                   49,954           2,688
American International Group, Inc.                     14,890             972
Charles Schwab Corp. (The) (AE)                        49,690             889

 168  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.              4,020           1,841
Commerce Bancorp, Inc.                                 21,200             855
Cybersource Corp. (AE)(N)                              29,296             274
ECC Capital Corp. (o)(N)                               31,200              49
First Data Corp.                                       41,300           1,970
HealthExtras, Inc. (AE)(N)                              5,800             169
Heartland Payment Systems, Inc. (AE)(N)                 4,000             105
Hypercom Corp. (AE)                                    16,700             152
MCF Corp. (AE)                                         19,600              25
Merrill Lynch & Co., Inc.                              17,520           1,336
Moody's Corp.                                          15,000             930
Paychex, Inc.                                          24,000             969
Pico Holdings, Inc. (AE)(N)                             3,800             124
Rewards Network, Inc. (AE)(N)                          12,000              98
UBS AG                                                  5,360             626
                                                                 ------------
                                                                       14,396
                                                                 ------------

Health Care - 16.4%
Abbott Laboratories                                    16,400             701
Albany Molecular Research, Inc. (AE)                    7,900              79
Allergan, Inc.                                         21,420           2,200
Amgen, Inc. (AE)                                       22,900           1,550
Amylin Pharmaceuticals, Inc. (AE)(N)                   11,400             496
Analogic Corp.                                          2,900             183
Bruker BioSciences Corp. (AE)                          20,400             119
Cardinal Health, Inc.                                  18,800           1,266
Caremark Rx, Inc.                                      37,325           1,700
Celgene Corp. (AE)(N)                                  25,820           1,089
Cytyc Corp. (AE)                                        4,600             119
DaVita, Inc. (AE)                                      12,200             686
Dendreon Corp. (AE)(N)                                 11,900              48
DexCom, Inc. (AE)(N)                                    3,200              81
Digene Corp. (AE)                                       5,300             219
Eli Lilly & Co.                                        13,900             736
ev3, Inc. (AE)(N)                                       7,300             115
Express Scripts, Inc. (AE)                             15,040           1,175
Genentech, Inc. (AE)                                   36,295           2,893
Gilead Sciences, Inc. (AE)                             27,965           1,608
Greatbatch, Inc. (AE)                                   2,900              71
GTx, Inc. (AE)(N)                                       9,100              86
Human Genome Sciences, Inc. (AE)(N)                    30,700             350
ICU Medical, Inc. (AE)(N)                               3,400             140
Illumina, Inc. (AE)(N)                                  5,300             168
Intralase Corp. (AE)(N)                                 5,100             110
Kinetic Concepts, Inc. (AE)                            11,800             515
Lifecell Corp. (AE)(N)                                 10,600             287
Medco Health Solutions, Inc. (AE)                      18,800           1,001
Medimmune, Inc. (AE)                                   13,300             419
Natus Medical, Inc. (AE)                                7,300             146
Neose Technologies, Inc. (AE)                          16,300              42
Omnicare, Inc. (N)                                     23,200           1,316

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Omnicell, Inc. (AE)(N)                                 14,800             197
Oxigene, Inc. (AE)(N)                                  10,400              45
Panacos Pharmaceuticals, Inc. (AE)(N)                  54,400             380
PDL BioPharma, Inc. (AE)                                7,800             224
Pfizer, Inc.                                           72,450           1,835
Phase Forward, Inc. (AE)(N)                            11,500             158
Rita Medical Systems, Inc. (AE)(N)                     19,500              80
SonoSite, Inc. (AE)(N)                                  4,100             155
Tercica, Inc. (AE)(N)                                  17,800             113
UnitedHealth Group, Inc.                               37,100           1,845
Varian Medical Systems, Inc. (AE)                       6,900             361
WellPoint, Inc. (AE)                                   25,330           1,798
Wyeth                                                  53,540           2,606
Zimmer Holdings, Inc. (AE)                             15,000             944
                                                                 ------------
                                                                       32,455
                                                                 ------------

Materials and Processing - 2.6%
Archer-Daniels-Midland Co.                             36,125           1,313
Cemex SA de CV - ADR                                    9,180             620
Corn Products International, Inc.                       4,300             120
Harsco Corp.                                            3,100             258
Insituform Technologies, Inc. Class A (AE)              9,800             250
Monsanto Co.                                           17,000           1,418
Praxair, Inc.                                          19,000           1,067
Unifi, Inc. (AE)                                       27,100              91
                                                                 ------------
                                                                        5,137
                                                                 ------------

Miscellaneous - 3.1%
3M Co.                                                  9,300             795
Foster Wheeler, Ltd. (AE)                               2,700             120
General Electric Co.                                  104,378           3,610
Textron, Inc.                                          14,530           1,307
Trinity Industries, Inc.                                4,000             254
                                                                 ------------
                                                                        6,086
                                                                 ------------

Other Energy - 2.0%
Baker Hughes, Inc.                                     13,400           1,083
ENSCO International, Inc.                               3,300             176
FMC Technologies, Inc. (AE)                             4,000             218
Foundation Coal Holdings, Inc. (N)                      3,000             152
Halliburton Co.                                         8,680             678
Hercules Offshore, Inc. (AE)                            3,400             139
National-Oilwell Varco, Inc. (AE)                       1,400              97
Newfield Exploration Co. (AE)                          20,800             928
Petroquest Energy, Inc. (AE)(N)                        11,300             134

                                                         Select Growth Fund  169

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TGC Industries, Inc. (AE)                              11,200             159
Todco Class A                                           4,600             211
                                                                 ------------
                                                                        3,975
                                                                 ------------

Producer Durables - 5.6%
Agilent Technologies, Inc. (AE)                        19,000             730
American Tower Corp. Class A (AE)                       3,000             102
Andrew Corp. (AE)                                      34,900             369
Applied Materials, Inc.                               184,447           3,311
Boeing Co.                                             31,535           2,632
BTU International, Inc. (AE)                            7,000             141
Caterpillar, Inc.                                       8,200             621
Entegris, Inc. (AE)(N)                                 16,427             167
ESCO Technologies, Inc. (AE)(N)                        11,400             578
General Cable Corp. (AE)                                6,500             205
Intevac, Inc. (AE)                                      6,922             194
Itron, Inc. (AE)                                        4,100             275
Polycom, Inc. (AE)                                      7,300             161
Radyne Corp. (AE)(N)                                   11,300             173
Regal-Beloit Corp. (N)                                  7,800             364
SBA Communications Corp. Class A (AE)                   4,500             113
Sonic Solutions, Inc. (AE)(N)                           9,600             170
Tektronix, Inc.                                         6,100             215
Teradyne, Inc. (AE)(N)                                 31,000             523
Viisage Technology, Inc. (AE)(N)                        5,100              86
                                                                 ------------
                                                                       11,130
                                                                 ------------

Technology - 25.6%
Actuate Corp. (AE)                                     16,200              68
Advanced Micro Devices, Inc. (AE)                      33,770           1,092
Agile Software Corp. (AE)(N)                           30,900             215
Akamai Technologies, Inc. (AE)                         20,700             697
American Science & Engineering, Inc. (AE)(N)            2,100             180
Amkor Technology, Inc. (AE)(N)                         30,600             370
Apple Computer, Inc. (AE)                              38,154           2,690
Applied Micro Circuits Corp. (AE)                      34,300             126
Art Technology Group, Inc. (AE)                        46,100             131
Aspen Technology, Inc. (AE)(N)                         18,400             237
Authentidate Holding Corp. (AE)(N)                     13,900              43
Avid Technology, Inc. (AE)(N)                           3,400             131
BEA Systems, Inc. (AE)                                 16,300             216
Broadcom Corp. Class A (AE)                            50,955           2,095
Cadence Design Systems, Inc. (AE)                      18,000             341
Captaris, Inc. (AE)                                    15,100              61
Centillium Communications, Inc. (AE)                   26,526              99
Checkpoint Systems, Inc. (AE)                           4,600             121
Cisco Systems, Inc. (AE)                              105,600           2,212
Corning, Inc. (AE)                                     77,025           2,128
Daktronics, Inc. (N)                                    7,000             275
Equinix, Inc. (AE)(N)                                   5,200             343
Formfactor, Inc. (AE)                                   8,900             371

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Gartner, Inc. Class A (AE)(N)                          22,500             315
Harris Corp.                                            5,000             233
Hewlett-Packard Co.                                    50,770           1,648
Ibasis, Inc. (AE)(N)                                   19,800              53
Informatica Corp. (AE)(N)                               8,200             126
Integrated Device Technology, Inc. (AE)                13,000             198
Intermagnetics General Corp. (AE)(N)                    4,350              94
Intersil Corp. Class A                                 12,000             355
Intuit, Inc. (AE)                                      19,000           1,029
JDS Uniphase Corp. (AE)                               132,500             462
Juniper Networks, Inc. (AE)                            42,800             791
Lawson Software, Inc. (AE)(N)                          28,400             218
LCC International, Inc. Class A (AE)                   28,500             103
Marvell Technology Group, Ltd. (AE)                    21,660           1,237
Maxim Integrated Products, Inc.                        15,400             543
Merix Corp. (AE)                                       10,900             126
Micron Technology, Inc. (AE)                          122,360           2,076
Microsoft Corp.                                       174,400           4,212
MIPS Technologies, Inc. (AE)                           20,700             153
MRO Software, Inc. (AE)                                 7,400             141
MRV Communications, Inc. (AE)(N)                       31,400             120
Napster, Inc. (AE)(N)                                  23,400             108
National Semiconductor Corp.                           54,200           1,625
NAVTEQ Corp. (AE)                                      17,000             706
NMS Communications Corp. (AE)                          24,000             103
Nuance Communications, Inc. (AE)(N)                    17,200             221
PMC - Sierra, Inc. (AE)                                15,300             190
Qualcomm, Inc.                                        137,480           7,058
Rackable Systems, Inc. (AE)                             5,200             267
Redback Networks, Inc. (AE)                            17,020             381
Rockwell Automation, Inc.                              16,030           1,161
RSA Security, Inc. (AE)                                13,200             276
Saba Software, Inc. (AE)                               18,325             107
Safeguard Scientifics, Inc. (AE)(N)                    35,500              92
SanDisk Corp. (AE)                                     40,100           2,560
Seachange International, Inc. (AE)(N)                  18,400             124
Seagate Technology (N)                                 35,000             930
Semtech Corp. (AE)                                     12,400             232
Silicon Image, Inc. (AE)(N)                            48,000             490
Silicon Laboratories, Inc. (AE)                         3,200             149
Sony Corp. - ADR                                       17,140             839
Stratex Networks, Inc. (AE)                            27,443             173
SYKES Enterprises, Inc. (AE)                           10,500             170
Texas Instruments, Inc.                                58,300           2,024
Transaction Systems Architects, Inc. Class A
   (AE)                                                 5,000             200
Transwitch Corp. (AE)                                  49,800             106

 170  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ultimate Software Group, Inc. (AE)(N)                   5,900             151
Viasat, Inc. (AE)                                       5,300             160
Vishay Intertechnology, Inc. (AE)                      27,000             422
Volterra Semiconductor Corp. (AE)(N)                    6,300             103
WatchGuard Technologies, Inc. (AE)                     22,000             114
Xilinx, Inc.                                           28,900             800
                                                                 ------------
                                                                       50,517
                                                                 ------------

Utilities - 1.2%
America Movil SA de CV Series L                        23,394             863
MDU Communications International, Inc. (AE)(N)         29,200              31
NeuStar, Inc. Class A (AE)(N)                           4,200             147
NII Holdings, Inc. (AE)(N)                              7,120             427
Sprint Nextel Corp.                                    40,000             992
                                                                 ------------
                                                                        2,460
                                                                 ------------
TOTAL COMMON STOCKS
(cost $158,499)                                                       184,366
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.5%
Frank Russell Investment Company Money Market
   Fund                                            12,024,000          12,024
United States Treasury Bills (c)(z)(sec.)
   4.589% due 06/15/06                                    800             796
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $12,820)                                                         12,820
                                                                 ------------

OTHER SECURITIES - 10.1%
Frank Russell Investment Company Money Market
   Fund (X)                                         5,202,675           5,203
State Street Securities Lending Quality Trust
   (X)                                             14,655,594          14,656
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $19,859)                                                         19,859
                                                                 ------------

TOTAL INVESTMENTS - 109.8%
(identified cost $191,178)                                            217,045

OTHER ASSETS AND LIABILITIES,
NET - (9.8%)                                                          (19,453)
                                                                 ------------

NET ASSETS - 100.0%                                                   197,592
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Nasdaq 100 Index (CME)
   expiration date 06/06 (24)                               4,106                 39

Russell 1000 Growth Index
   expiration date 06/06 (11)                               2,916                 40

S&P 500 E-Mini Index (CME)
   expiration date 06/06 (30)                               1,974                 48

S&P 500 Index (CME)
   expiration date 06/06 (11)                               3,619                  4
                                                                     ---------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts                                                                     131
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                         Select Growth Fund  171

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                   % OF
                                                    NET
CATEGORIES                                        ASSETS
-------------------------------------------------------------
Auto and Transportation                                   3.0
Consumer Discretionary                                   19.0
Consumer Staples                                          7.4
Financial Services                                        7.3
Health Care                                              16.4
Materials and Processing                                  2.6
Miscellaneous                                             3.1
Other Energy                                              2.0
Producer Durables                                         5.6
Technology                                               25.6
Utilities                                                 1.2
Short-Term Investments                                    6.5
Other Securities                                         10.1
                                              ---------------
Total Investments                                       109.8
Other Assets and Liabilities, Net                        (9.8)
                                              ---------------

                                                        100.0
                                              ===============
Futures Contracts                                         0.1

See accompanying notes which are an integral part of the financial statements.

 172  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,118.30      $     1,014.33
Expenses Paid During
Period*                       $        11.08      $        10.54

* Expenses are equal to the Fund's annualized expense ratio of 2.11% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,124.50      $     1,018.55
Expenses Paid During
Period*                       $         6.64      $         6.31

* Expenses are equal to the Fund's annualized expense ratio of 1.26% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,126.00      $     1,020.13
Expenses Paid During
Period*                       $         4.96      $         4.71

* Expenses are equal to the Fund's annualized expense ratio of 0.94% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                          Select Value Fund  173

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,124.30      $     1,019.34
Expenses Paid During
Period*                       $         5.79      $         5.51

* Expenses are equal to the Fund's annualized expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 174  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.5%
Auto and Transportation - 1.8%
Aviall, Inc. (AE)                                      14,462             545
Burlington Northern Santa Fe Corp.                     15,420           1,226
Con-way, Inc.                                           2,720             152
CSX Corp.                                               8,900             610
Fleetwood Enterprises, Inc. (AE)(N)                    26,880             253
Keystone Automotive Industries, Inc. (AE)(N)           12,675             523
Norfolk Southern Corp.                                  5,750             310
Polaris Industries, Inc. (N)                           12,500             599
United Parcel Service, Inc. Class B                    10,800             876
US Airways Group, Inc. (AE)                            21,900             947
Visteon Corp. (AE)                                     43,110             253
Wabtec Corp.                                           18,140             663
                                                                 ------------
                                                                        6,957
                                                                 ------------
Consumer Discretionary - 11.3%
Abercrombie & Fitch Co. Class A                         7,300             443
Accenture, Ltd. Class A                                67,060           1,949
Advo, Inc.                                             12,672             359
American Eagle Outfitters, Inc.                        15,900             515
Arbitron, Inc. (N)                                     10,137             361
Bed Bath & Beyond, Inc. (AE)                           13,900             533
Boyd Gaming Corp. (N)                                  30,500           1,520
California Pizza Kitchen, Inc. (AE)(N)                 11,710             370
Casual Male Retail Group, Inc. (AE)(N)                 49,136             463
CBS Corp. Class B                                      16,277             415
Copart, Inc. (AE)                                      10,486             282
Corinthian Colleges, Inc. (AE)(N)                      31,412             468
Cost Plus, Inc. (AE)(N)                                22,967             404
DeVry, Inc. (AE)(N)                                    15,593             403
DiamondCluster International, Inc. (AE)                46,448             480
Family Dollar Stores, Inc.                             35,400             885
Federated Department Stores, Inc.                      15,100           1,176
Gap, Inc. (The)                                       103,190           1,867
Harman International Industries, Inc.                   8,900             783
Harrah's Entertainment, Inc.                           30,400           2,482
Hasbro, Inc. (N)                                       70,280           1,385
Home Depot, Inc.                                       28,900           1,154
International Flavors & Fragrances, Inc.               17,800             629
Ipass, Inc. (AE)(N)                                    30,149             251
Jarden Corp. (AE)(N)                                   13,503             459
JC Penney Co., Inc.                                    56,500           3,698
Kimberly-Clark Corp.                                   19,920           1,166
Las Vegas Sands Corp. (AE)                             26,300           1,705
Limited Brands, Inc.                                   27,000             692
McDonald's Corp.                                       93,600           3,236
MGM Mirage                                             55,300           2,483
Newell Rubbermaid, Inc.                                22,000             603
Nike, Inc. Class B                                      8,500             696

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
O'Charleys, Inc. (AE)(N)                               12,335             209
OfficeMax, Inc.                                        16,400             635
Playboy Enterprises, Inc. Class B (AE)(N)              27,579             364
Reader's Digest Association, Inc. (The) (N)            26,290             362
Reed Elsevier PLC - ADR (N)                            12,040             479
RR Donnelley & Sons Co.                                27,000             910
Sabre Holdings Corp. Class A                           20,400             471
School Specialty, Inc. (AE)(N)                         10,605             386
ServiceMaster Co. (The)                                45,000             542
Sturm Ruger & Co., Inc. (N)                            22,820             160
Time Warner, Inc.                                      59,100           1,028
Tribune Co. (N)                                        12,150             350
VF Corp.                                                7,200             441
Viacom, Inc. Class B (AE)                              16,277             648
Walt Disney Co.                                        70,860           1,981
Waste Management, Inc.                                 22,700             850
                                                                 ------------
                                                                       44,131
                                                                 ------------

Consumer Staples - 4.2%
Altria Group, Inc.                                     69,990           5,121
Colgate-Palmolive Co.                                  16,300             964
ConAgra Foods, Inc.                                    27,300             619
Del Monte Foods Co. (N)                                38,961             454
Diageo PLC - ADR (N)                                   12,760             845
Hershey Co. (The)                                      10,600             565
HJ Heinz Co.                                           30,900           1,283
Kellogg Co.                                            28,020           1,298
Lance, Inc.                                            21,056             537
Molson Coors Brewing Co. Class B (N)                   13,200             975
Nestle SA - ADR                                         7,070             538
PepsiCo, Inc.                                           7,180             418
Procter & Gamble Co.                                   18,200           1,059
Sara Lee Corp.                                         26,870             480
UST, Inc.                                              21,800             958
                                                                 ------------
                                                                       16,114
                                                                 ------------

Financial Services - 25.0%
AG Edwards, Inc.                                       16,300             861
Allstate Corp. (The)                                   52,190           2,948
American Express Co.                                   16,810             905
American International Group, Inc.                     66,400           4,333
AmeriCredit Corp. (AE)                                 30,600             927
Ameriprise Financial, Inc.                              2,016              99
AmSouth Bancorporation                                 28,200             816
Assurant, Inc.                                         34,300           1,652

                                                          Select Value Fund  175

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of America Corp.                                 236,105          11,786
Bank of New York Co., Inc. (The)                        7,900             278
Bear Stearns Cos., Inc. (The)                          18,400           2,622
BISYS Group, Inc. (The) (AE)                           22,787             363
Cedar Shopping Centers, Inc. (o)(N)                    12,519             185
Chubb Corp.                                            11,720             604
Cigna Corp.                                            13,000           1,391
Citigroup, Inc.                                       176,820           8,832
Countrywide Financial Corp.                            43,100           1,752
Dow Jones & Co., Inc. (N)                              22,300             824
E*Trade Financial Corp. (AE)                           51,800           1,289
Fannie Mae                                             24,670           1,248
First Data Corp.                                       53,513           2,552
First Industrial Realty Trust, Inc. (o)(N)              8,687             341
First Marblehead Corp. (The) (N)                        6,289             303
Franklin Resources, Inc.                                4,530             422
Freddie Mac                                            38,650           2,360
GATX Corp. (N)                                         10,495             491
Genworth Financial, Inc. Class A                        9,900             329
Goldman Sachs Group, Inc.                              18,930           3,034
Hanover Insurance Group, Inc. (The)                    10,458             553
Hartford Financial Services Group, Inc.                24,490           2,251
Host Hotels & Resorts, Inc. (AE)(o)                    34,800             732
Huntington Bancshares, Inc.                            49,600           1,198
Jones Lang LaSalle, Inc.                                9,800             831
JPMorgan Chase & Co.                                  102,000           4,629
Kronos, Inc. (AE)                                       7,339             335
Lehman Brothers Holdings, Inc.                         14,390           2,175
Lincoln National Corp. (N)                             17,900           1,040
Loews Corp.                                            12,200           1,295
Mellon Financial Corp.                                 23,280             876
Merrill Lynch & Co., Inc.                              72,800           5,552
Metlife, Inc.                                          46,870           2,442
Morgan Stanley                                         15,000             965
New York Community Bancorp, Inc.                       27,500             473
PNC Financial Services Group, Inc.                     18,500           1,322
Prudential Financial, Inc.                             16,500           1,289
South Financial Group, Inc. (The) (N)                  29,600             803
St. Paul Travelers Cos., Inc. (The)                    28,600           1,259
SunTrust Banks, Inc.                                   40,940           3,166
UBS AG                                                 33,890           3,960
US Bancorp                                             96,500           3,034
Washington Mutual, Inc.                                28,700           1,293
Wells Fargo & Co.                                       5,670             389
Westamerica Bancorporation                              4,719             241
Zions Bancorporation                                   20,700           1,719
                                                                 ------------
                                                                       97,369
                                                                 ------------

Health Care - 10.1%
Abbott Laboratories                                    33,420           1,428
AmerisourceBergen Corp.                                 9,900             427

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Amgen, Inc. (AE)                                       54,100           3,663
Baxter International, Inc.                             32,520           1,226
Biogen Idec, Inc. (AE)                                 74,715           3,351
Boston Scientific Corp. (AE)                          111,000           2,580
Eli Lilly & Co.                                        30,230           1,600
Forest Laboratories, Inc. (AE)                         27,400           1,106
Gentiva Health Services, Inc. (AE)                     18,648             316
Genzyme Corp. (AE)                                     31,300           1,914
Johnson & Johnson                                      50,790           2,977
KV Pharmaceutical Co. Class A (AE)(N)                  23,222             501
LifePoint Hospitals, Inc. (AE)                         13,173             418
Medco Health Solutions, Inc. (AE)                      11,500             612
Medtronic, Inc.                                        19,400             972
Merck & Co., Inc.                                      66,580           2,292
Par Pharmaceutical Cos., Inc. (AE)(N)                  15,237             392
Pfizer, Inc.                                          156,500           3,964
PolyMedica Corp. (N)                                   12,132             501
PSS World Medical, Inc. (AE)                           32,953             595
Quest Diagnostics, Inc.                                 8,500             474
Serologicals Corp. (AE)(N)                             14,357             447
Sunrise Senior Living, Inc. (AE)(N)                     9,299             346
UnitedHealth Group, Inc.                               53,400           2,656
US Physical Therapy, Inc. (AE)(N)                      18,559             290
WellPoint, Inc. (AE)                                   42,700           3,032
Wyeth                                                  23,160           1,127
                                                                 ------------
                                                                       39,207
                                                                 ------------

Integrated Oils - 5.1%
Amerada Hess Corp.                                      6,500             931
Chevron Corp.                                          83,282           5,082
ConocoPhillips                                         53,900           3,606
Exxon Mobil Corp.                                     126,140           7,957
Marathon Oil Corp.                                      7,600             603
Total SA - ADR (N)                                     11,450           1,580
                                                                 ------------
                                                                       19,759
                                                                 ------------

Materials and Processing - 8.4%
Acuity Brands, Inc.                                    12,364             510
Air Products & Chemicals, Inc.                         10,650             730
Airgas, Inc.                                           35,853           1,450
Alcoa, Inc.                                            32,900           1,111
American Standard Cos., Inc.                           49,900           2,172
Archer-Daniels-Midland Co.                             58,640           2,131
Ashland, Inc.                                           6,300             415
Avery Dennison Corp. (N)                               12,400             775
Bemis Co.                                              22,400             705

 176  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BHP Billiton, Ltd. - ADR (N)                           28,500           1,298
Bowater, Inc. (N)                                      35,130             958
Brush Engineered Materials, Inc. (AE)                  11,792             275
Carpenter Technology Corp.                              7,500             892
Chemtura Corp.                                         42,100             514
Commercial Metals Co.                                   7,746             421
Dow Chemical Co. (The)                                 43,800           1,779
EI Du Pont de Nemours & Co.                            57,750           2,547
Gold Kist, Inc. (AE)(N)                                14,389             193
International Paper Co.                                53,070           1,929
Lyondell Chemical Co.                                  28,300             682
Masco Corp.                                            60,690           1,936
MeadWestvaco Corp.                                     30,000             855
Nalco Holding Co. (AE)                                 11,050             208
Packaging Corp. of America                             36,900             829
Phelps Dodge Corp.                                      8,000             690
PPG Industries, Inc.                                   20,340           1,365
Praxair, Inc.                                          10,130             569
Rohm & Haas Co.                                        14,200             719
RPM International, Inc. (N)                            24,400             449
Sherwin-Williams Co. (The)                              5,910             301
Smurfit-Stone Container Corp. (AE)(N)                  16,670             216
Sonoco Products Co.                                    21,900             686
Spartech Corp.                                         14,375             340
Syngenta AG - ADR (N)                                  31,960             888
Temple-Inland, Inc.                                     9,900             460
Valspar Corp.                                          21,500             608
Worthington Industries, Inc.                           12,726             251
                                                                 ------------
                                                                       32,857
                                                                 ------------

Miscellaneous - 3.6%
3M Co.                                                 19,400           1,657
Fortune Brands, Inc.                                   17,200           1,381
General Electric Co.                                   66,600           2,304
Hillenbrand Industries, Inc.                           10,500             539
Honeywell International, Inc.                          45,500           1,934
Johnson Controls, Inc.                                 25,000           2,039
Textron, Inc.                                          31,200           2,806
Trinity Industries, Inc. (N)                           15,800           1,003
Tyco International, Ltd.                                7,570             200
                                                                 ------------
                                                                       13,863
                                                                 ------------

Other Energy - 4.1%
Apache Corp.                                            6,300             448
Chesapeake Energy Corp. (N)                           111,300           3,526
Devon Energy Corp.                                     40,850           2,455
Diamond Offshore Drilling, Inc. (N)                    11,900           1,080
Encore Acquisition Co. (AE)                            13,687             419
EOG Resources, Inc.                                    25,960           1,823
Global Industries, Ltd. (AE)                           24,105             383
Hanover Compressor Co. (AE)(N)                         28,389             572
James River Coal Co. (AE)(N)                            6,052             213
Matrix Service Co. (AE)(N)                             39,132             447

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Noble Corp.                                             4,430             350
Transocean, Inc. (AE)                                  26,300           2,132
Valero Energy Corp.                                    28,100           1,819
Whiting Petroleum Corp. (AE)                            9,941             420
                                                                 ------------
                                                                       16,087
                                                                 ------------

Producer Durables - 8.2%
Agilent Technologies, Inc. (AE)                        74,100           2,847
American Power Conversion Corp.                        56,500           1,257
Ametek, Inc.                                            6,112             301
Applied Signal Technology, Inc. (N)                    13,501             242
BE Aerospace, Inc. (AE)                                25,837             673
Boeing Co.                                             31,200           2,604
C&D Technologies, Inc. (N)                             55,778             450
Champion Enterprises, Inc. (AE)                        31,670             483
Cognex Corp.                                           12,504             333
Cooper Industries, Ltd. Class A                         9,470             866
Crane Co.                                              12,192             515
Deere & Co.                                            24,820           2,179
Diebold, Inc.                                          15,500             659
Esterline Technologies Corp. (AE)                      12,178             540
Federal Signal Corp.                                   26,535             497
General Cable Corp. (AE)(N)                            21,912             692
Hubbell, Inc. Class B                                  13,600             702
IDEX Corp.                                              9,499             483
Illinois Tool Works, Inc.                               6,360             653
Lennar Corp. Class A                                   28,800           1,582
Lockheed Martin Corp.                                  37,750           2,865
Modtech Holdings, Inc. (AE)(N)                         13,485             134
Northrop Grumman Corp.                                 32,420           2,169
Teradyne, Inc. (AE)                                    30,900             521
Terex Corp. (AE)                                       17,900           1,549
United Technologies Corp.                              47,110           2,959
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                11,371             372
WW Grainger, Inc.                                       6,640             511
Xerox Corp. (AE)                                      174,300           2,447
                                                                 ------------
                                                                       32,085
                                                                 ------------

Technology - 4.4%
Analog Devices, Inc.                                   22,500             853
Avid Technology, Inc. (AE)(N)                           8,634             333
Avnet, Inc. (AE)                                       21,600             565
Broadcom Corp. Class A (AE)                            13,800             567
Cisco Systems, Inc. (AE)                               21,440             449
Corning, Inc. (AE)                                     53,500           1,478
Dell, Inc. (AE)                                        17,800             466

                                                          Select Value Fund  177

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Filenet Corp. (AE)(N)                                   9,373             261
Freescale Semiconductor, Inc. Class A (AE)             38,800           1,227
General Dynamics Corp.                                 25,400           1,667
Hewlett-Packard Co.                                   111,600           3,624
Integrated Device Technology, Inc. (AE)                15,509             236
Intel Corp.                                            21,500             429
International Business Machines Corp.                   8,400             692
Internet Security Systems, Inc. (AE)                   12,240             275
IXYS Corp. (AE)                                        31,362             317
Linear Technology Corp.                                17,500             621
Mantech International Corp. Class A (AE)               15,853             524
Motorola, Inc.                                         32,600             696
National Semiconductor Corp.                           23,300             698
Oracle Corp. (AE)                                      40,840             596
Seagate Technology, Inc. (AE)                           1,900              --
Sybase, Inc. (AE)                                      16,169             352
Symantec Corp. (AE)                                    14,100             231
                                                                 ------------
                                                                       17,157
                                                                 ------------

Utilities - 8.3%
Alaska Communications Systems Group, Inc. (N)          19,377             244
Alltel Corp.                                           53,000           3,412
Ameren Corp.                                            5,600             282
America Movil SA de CV - ADR
   Series L                                            60,900           2,248
AT&T, Inc.                                             65,300           1,711
BellSouth Corp.                                        24,400             824
China Mobile Hong Kong,
   Ltd. - ADR (N)                                      53,400           1,541
Citizens Communications Co.                            63,600             845
Consolidated Edison, Inc.                               6,600             285
Dominion Resources, Inc.                               42,650           3,193
Entergy Corp.                                          11,090             776
Exelon Corp.                                           22,020           1,189
FPL Group, Inc.                                        67,310           2,665
NiSource, Inc.                                         28,800             608
Northeast Utilities                                    55,500           1,118
NSTAR                                                  19,900             550
PPL Corp.                                              38,080           1,106
Progress Energy, Inc.                                   1,300              --
Public Service Enterprise Group, Inc.                   6,350             398
SCANA Corp.                                             7,200             282
Sprint Nextel Corp.                                   133,840           3,319
TXU Corp.                                               8,820             438
Valor Communications Group, Inc.                       38,600             504
Verizon Communications, Inc.                           76,840           2,538

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Vodafone Group PLC - ADR                               89,053           2,111
                                                                 ------------
                                                                       32,187
                                                                 ------------

TOTAL COMMON STOCKS
(cost $305,665)                                                       367,773
                                                                 ------------

SHORT-TERM INVESTMENTS - 5.9%
Frank Russell Investment Company
   Money Market Fund                               22,169,000          22,169
United States Treasury Bills (c)(z)(sec.)
   4.589% due 06/15/06                                  1,000             994
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $23,163)                                                         23,163
                                                                 ------------

OTHER SECURITIES - 8.1%
Frank Russell Investment Company
   Money Market Fund (X)                            8,303,792           8,304
State Street Securities Lending Quality Trust
   (X)                                             23,392,833          23,393
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $31,697)                                                         31,697
                                                                 ------------

TOTAL INVESTMENTS - 108.5%
(identified cost $360,525)                                            422,633

OTHER ASSETS AND LIABILITIES,
NET - (8.5%)                                                          (33,034)
                                                                 ------------

NET ASSETS - 100.0%                                                   389,599
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 178  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Value Index
   expiration date 06/06 (29)                              10,754                415

S&P 500 E-Mini Index (CME)
   expiration date 06/06 (65)                               4,277                 77

S&P 500 Index (CME)
   expiration date 06/06 (23)                               7,566                 57
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        549
                                                                     ===============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Auto and Transportation                                       1.8
Consumer Discretionary                                       11.3
Consumer Staples                                              4.2
Financial Services                                           25.0
Health Care                                                  10.1
Integrated Oils                                               5.1
Materials and Processing                                      8.4
Miscellaneous                                                 3.6
Other Energy                                                  4.1
Producer Durables                                             8.2
Technology                                                    4.4
Utilities                                                     8.3
Short-Term Investments                                        5.9
Other Securities                                              8.1
                                                  ---------------
Total Investments                                           108.5
Other Assets and Liabilities, Net                            (8.5)
                                                  ---------------

                                                            100.0
                                                  ===============
Futures Contracts                                             0.1

  See accompanying notes which are an integral part of the financial statements.

                                                          Select Value Fund  179

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(I)   Forward commitment.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(f) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(o)   Real Estate Investment Trust (REIT).
(u)   Bond is insured by a guarantor.
(B)   Illiquid security.
(O)   In default.
(c)   At amortized cost, which approximates market.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(S) All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(A)   Illiquid and restricted security.
(a)   Currency balances were held in connection with futures contracts purchased
      (sold), options written, or swaps entered into by the Fund. See Note 2.

ABBREVIATIONS:

ADR - American Depositary Receipt
ADS - American Depositary Share
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    HKD - Hong Kong dollar                  PHP - Philippine peso
   AUD - Australian dollar                 HUF - Hungarian forint                  PKR - Pakistani rupee
   BRL - Brazilian real                    IDR - Indonesian rupiah                 PLN - Polish zloty
   CAD - Canadian dollar                   ILS - Israeli shekel                    RUB - Russian ruble
   CHF - Swiss franc                       INR - Indian rupee                      SEK - Swedish krona
   CLP - Chilean peso                      ISK - Iceland krona                     SGD - Singapore dollar
   CNY - Chinese renminbi yuan             JPY - Japanese yen                      SKK - Slovakian koruna
   COP - Colombian peso                    KES - Kenyan schilling                  THB - Thai baht
   CRC - Costa Rica colon                  KRW - South Korean won                  TRY - Turkish lira
   CZK - Czech koruna                      MXN - Mexican peso                      TWD - Taiwanese dollar
   DKK - Danish krone                      MYR - Malaysian ringgit                 USD - United States dollar
   EGP - Egyptian pound                    NOK - Norwegian krone                   VEB - Venezuelan bolivar
   EUR - Euro                              NZD - New Zealand dollar                VND - Vietnamese dong
   GBP - British pound sterling            PEN - Peruvian nouveau sol              ZAR - South African rand

 180  Notes to Schedules of Investments

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2006 (UNAUDITED)

                                                                          DIVERSIFIED EQUITY        SPECIAL GROWTH
AMOUNTS IN THOUSANDS                                                             FUND                    FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                           $         3,077,097    $          1,148,431
---------------------------------------------------------------------------------------------------------------------
Investments, at market***                                                           3,546,863               1,325,233
Cash                                                                                      264                      --
Cash(Restricted)                                                                           --                      --
Foreign currency holdings*                                                                 --                      --
Unrealized appreciation on foreign currency exchange contracts                             --                      --
Receivables:
      Dividends and interest                                                            2,879                     480
      Dividends from affiliated money market funds                                        685                     398
      Investments sold                                                                 44,351                  61,256
      Fund shares sold                                                                  9,229                   2,951
      Foreign taxes recoverable                                                            --                      --
      Miscellaneous receivables                                                            --                      --
      From Adviser                                                                         --                      --
      Daily variation margin on futures contracts                                         382                     753
      Prepaid expenses                                                                     40                      32
      Unrealized appreciation on index swap contracts                                      --                      --
      Interest rate swap contracts, at market value*****                                   --                      --
      Credit default swap contracts, at market value****                                   --                      --
                                                                          -------------------    --------------------
Total assets                                                                        3,604,693               1,391,103
                                                                          -------------------    --------------------
LIABILITIES
Payables:
      Due to Custodian                                                                     --                      --
      Investments purchased                                                            40,774                  96,546
      Fund shares redeemed                                                              1,848                     742
      Accrued fees to affiliates                                                        2,667                   1,118
      Other accrued expenses                                                              122                      96
      Daily variation margin on futures contracts                                          --                      --
      Deferred tax liability                                                               --                      --
Unrealized depreciation on foreign currency exchange contracts                             --                      --
Options written, at market value**                                                         --                      --
Payable upon return of securities loaned                                              207,586                 179,124
Unrealized depreciation on index swap contracts                                            --                      --
Interest rate swap contracts, at market value*****                                         --                      --
Credit default swap contracts, at market value****                                         --                      --
                                                                          -------------------    --------------------
Total liabilities                                                                     252,997                 277,626
                                                                          -------------------    --------------------

NET ASSETS                                                                $         3,351,696    $          1,113,477
                                                                          ===================    ====================
Net Assets Consist of:
Undistributed (overdistributed) net investment income                     $             1,195    $                (59)
Accumulated net realized gain (loss)                                                   82,876                 128,657
Unrealized appreciation (depreciation) on:
      Investments (International Securities Fund and Emerging Markets
       Fund -- net of deferred tax liability for foreign capital gains
       taxes)                                                                         469,766                 176,802
      Futures contracts                                                                 3,456                   2,621
      Options written                                                                      --                      --
      Credit default swap contracts                                                        --                      --
      Index swap contracts                                                                 --                      --
      Interest rate swap contracts                                                         --                      --
      Foreign currency-related transactions                                                --                      --
Shares of beneficial interest                                                             702                     197
Additional paid-in capital                                                          2,793,701                 805,259
                                                                          -------------------    --------------------
NET ASSETS                                                                $         3,351,696    $          1,113,477
                                                                          ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 182  Statement of Assets and Liabilities

    QUANTITATIVE EQUITY    INTERNATIONAL SECURITIES    EMERGING MARKETS      REAL ESTATE      SHORT DURATION
           FUND                      FUND                    FUND          SECURITIES FUND      BOND FUND
------------------------------------------------------------------------------------------------------------
      $    3,094,759            $    3,432,681          $      729,344     $    1,252,841     $    1,144,681
------------------------------------------------------------------------------------------------------------
           3,516,306                 4,211,922               1,174,995          1,839,442          1,129,203
                  --                       682                      --                 --                108
                  --                        --                      --                 --                 --
                  --                    14,005                   7,333                 --                 13
                  --                    20,040                   1,626                 --                 --
               3,116                     9,640                   3,228                570              7,695
                 563                       824                     204                194                176
              54,392                    16,687                   7,033             18,698             53,999
              10,635                     5,017                   2,024              3,381              1,019
                  --                       373                      --                 --                 --
                  --                        --                      --                 --                 --
                  --                        --                      --                 --                 --
                 356                        --                      --                 --                197
                  35                        63                      25                 35                  5
                  --                        15                      --                 --                 --
                  --                        --                      --                 --                 55
                  --                        --                      --                 --                 --
      --------------            --------------          --------------     --------------     --------------
           3,585,403                 4,279,268               1,196,468          1,862,320          1,192,470
      --------------            --------------          --------------     --------------     --------------
                  --                        --                     472                 --                 --
              70,030                    15,924                   7,017             14,217             61,868
               1,928                     2,429                     981              1,476              1,192
               2,742                     2,956                   1,351              1,561                583
                 134                       326                     239                119                109
                  --                     1,804                     105                 --                 --
                  --                        22                   1,813                 --                 --
                  --                    14,287                     209                 --                 63
                  --                       561                   1,015                 --                598
              70,790                 1,066,840                  32,075             97,933              5,036
                  --                        11                      --                 --                 --
                  --                        --                      --                 --                281
                  --                        --                      --                 --                 --
      --------------            --------------          --------------     --------------     --------------
             145,624                 1,105,160                  45,277            115,306             69,730
      --------------            --------------          --------------     --------------     --------------

      $    3,439,779            $    3,174,108          $    1,151,191     $    1,747,014     $    1,122,740
      ==============            ==============          ==============     ==============     ==============
      $          732            $        9,856          $      (12,025)    $       (1,155)    $        3,773
             134,079                   153,880                  84,744             96,943            (12,733)
             421,547                   779,219                 443,838            586,601            (15,478)
               2,242                     5,651                   1,536                 --             (2,223)
                  --                       (26)                    (35)                --                 75
                  --                        --                      --                 --                 --
                  --                         4                      --                 --                 --
                  --                        --                      --                 --               (271)
                  --                     6,323                   1,492                 --                (62)
                 858                       410                     508                358                604
           2,880,321                 2,218,791                 631,133          1,064,267          1,149,055
      --------------            --------------          --------------     --------------     --------------
      $    3,439,779            $    3,174,108          $    1,151,191     $    1,747,014     $    1,122,740
      ==============            ==============          ==============     ==============     ==============

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  183

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

                                                                          DIVERSIFIED EQUITY        SPECIAL GROWTH
                                                                                 FUND                    FUND
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, offering and redemption price per share:
   Net asset value per share: Class C******                               $             46.22    $              51.25
      Class C -- Net assets                                               $       146,857,949    $         68,992,230
      Class C -- Shares outstanding ($.01 par value)                                3,177,591               1,346,166
   Net asset value per share: Class E******                               $             47.83    $              54.95
      Class E -- Net assets                                               $        62,994,152    $         24,723,996
      Class E -- Shares outstanding ($.01 par value)                                1,317,063                 449,902
   Net asset value per share: Class I******                               $                --    $                 --
      Class I -- Net assets                                               $                --    $                 --
      Class I -- Shares outstanding ($.01 par value)                                       --                      --
   Net asset value per share: Class S******                               $             47.83    $              57.09
      Class S -- Net assets                                               $     3,141,844,380    $      1,019,760,488
      Class S -- Shares outstanding ($.01 par value)                               65,683,354              17,862,025
---------------------------------------------------------------------------------------------------------------------
Amounts in thousands
*      Foreign currency holdings - cost                                   $                --    $                 --
**     Premiums received on options written                               $                --    $                 --
***    Securities on loan included in investments                         $           200,784    $            175,245
****   Credit default swap contracts - premiums paid (received)           $                --    $                 --
*****  Interest rate swap contracts - premiums paid (received)            $                --    $                 --
****** Net asset value per share equals class level net assets divided by class level
      shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

 184  Statement of Assets and Liabilities

    QUANTITATIVE EQUITY    INTERNATIONAL SECURITIES    EMERGING MARKETS      REAL ESTATE      SHORT DURATION
           FUND                      FUND                    FUND          SECURITIES FUND      BOND FUND
------------------------------------------------------------------------------------------------------------
      $        38.94            $        74.19          $        22.03     $        47.69     $        18.54
      $  148,364,995            $  155,465,664          $   50,692,859     $   94,908,637     $   23,961,732
           3,809,995                 2,095,379               2,300,646          1,989,911          1,292,171
      $        40.02            $        76.85          $        22.70     $        48.40     $        18.61
      $   66,014,132            $   65,466,120          $   28,861,603     $   47,508,219     $   25,514,125
           1,649,556                   851,824               1,271,475            981,630          1,371,162
      $           --            $           --          $           --     $           --     $           --
      $           --            $           --          $           --     $           --     $           --
                  --                        --                      --                 --                 --
      $        40.13            $        77.63          $        22.68     $        48.88     $        18.58
      $3,225,399,672            $2,953,175,725          $1,071,636,138     $1,604,597,271     $1,073,264,518
          80,364,926                38,040,125              47,243,989         32,829,147         57,759,952
------------------------------------------------------------------------------------------------------------
      $           --            $       13,707          $        7,307     $           --     $           12
      $           --            $          535          $          980     $           --     $          673
      $       68,597            $    1,009,927          $       28,810     $       95,684     $        4,927
      $           --            $           --          $           --     $           --     $           --
      $           --            $           --          $           --     $           --     $           45

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  185

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

                                                                           DIVERSIFIED BOND       MULTISTRATEGY BOND
AMOUNTS IN THOUSANDS                                                             FUND                    FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                           $         2,636,559    $          2,975,432
---------------------------------------------------------------------------------------------------------------------
Investments, at market***                                                           2,603,378               2,952,370
Cash                                                                                       --                     433
Cash (Restricted)                                                                          --                     100
Foreign currency holdings*                                                                556                     222
Unrealized appreciation on foreign currency exchange contracts                          1,327                   2,542
Receivables:
      Dividends and interest                                                           13,104                  15,331
      Dividends from affiliated money market funds                                        607                   1,085
      Investments sold                                                                 84,119                  49,238
      Fund shares sold                                                                  4,049                   7,122
      Foreign taxes recoverable                                                            --                      --
      Miscellaneous receivables                                                            --                      --
      From Adviser                                                                         --                      --
      Daily variation margin on futures contracts                                         404                     657
Prepaid expenses                                                                           50                      51
Unrealized appreciation on index swap contracts                                            --                       5
Interest rate swap contracts, at market value*****                                         29                      54
Credit default swap contracts, at market value****                                         --                      61
                                                                          -------------------    --------------------
Total assets                                                                        2,707,623               3,029,271
                                                                          -------------------    --------------------

LIABILITIES
Payables:
      Due to Custodian                                                                  1,601                      --
      Investments purchased                                                           392,891                 440,289
      Fund shares redeemed                                                              1,324                   1,286
      Accrued fees to affiliates                                                          943                   1,542
      Other accrued expenses                                                              119                     127
      Daily variation margin on futures contracts                                          --                      53
      Deferred tax liability                                                               --                      --
Unrealized depreciation on foreign currency exchange contracts                            998                   2,061
Options written, at market value**                                                        782                   1,381
Payable upon return of securities loaned                                              419,192                 314,990
Unrealized depreciation on index swap contracts                                            --                     114
Interest rate swap contracts, at market value*****                                        731                   1,591
Credit default swap contracts, at market value****                                         --                       3
                                                                          -------------------    --------------------
Total liabilities                                                                     818,581                 763,437
                                                                          -------------------    --------------------

NET ASSETS                                                                $         1,889,042    $          2,265,834
                                                                          ===================    ====================
Net Assets Consist of:
Undistributed (overdistributed) net investment income                     $             7,690    $              9,139
Accumulated net realized gain (loss)                                                  (21,906)                (15,820)
Unrealized appreciation (depreciation) on:
      Investments (International Securities Fund and Emerging Markets
       Fund - net of deferred tax liability for foreign capital gains
       taxes)                                                                         (33,181)                (23,062)
      Futures contracts                                                                (2,322)                 (5,632)
      Options written                                                                    (275)                     (1)
      Credit default swap contracts                                                        --                     221
      Index swap contracts                                                                 --                    (109)
      Interest rate swap contracts                                                       (702)                 (1,494)
      Foreign currency-related transactions                                               309                     213
Shares of beneficial interest                                                             824                   2,227
Additional paid-in capital                                                          1,938,605               2,300,152
                                                                          -------------------    --------------------
NET ASSETS                                                                $         1,889,042    $          2,265,834
                                                                          ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 186  Statement of Assets and Liabilities

      TAX EXEMPT       TAX-MANAGED      TAX-MANAGED MID &    SELECT GROWTH      SELECT VALUE
      BOND FUND       LARGE CAP FUND     SMALL CAP FUND           FUND              FUND
---------------------------------------------------------------------------------------------
    $      272,809    $      377,091     $      219,676      $      191,178    $      360,525
---------------------------------------------------------------------------------------------
           271,912           488,346            268,761             217,045           422,633
                --                --                 --                 133                --
                --                --                 --                  --                --
                --                --                 --                  --                --
                --                --                 --                  --                --
             3,559               469                 73                  59               384
                13                99                 34                  43                86
                --               350              1,175               3,333             1,588
             2,946               521                269                 552               731
                --                --                 --                  --                --
                --                --                 --                  --                --
                --                --                  8                  80                --
                --                19                 59                  --                68
                24                 5                 17                   4                11
                --                --                 --                  --                --
                --                --                 --                  --                --
                --                --                 --                  --                --
    --------------    --------------     --------------      --------------    --------------
           278,454           489,809            270,396             221,249           425,501
    --------------    --------------     --------------      --------------    --------------

                --                --                 --                  --                --
             5,273             3,441              1,450               3,496             3,365
               474                93                 73                  54               461
               111               340                212                 165               321
                37                34                 41                  36                58
                --                --                 --                  47                --
                --                --                 --                  --                --
                --                --                 --                  --                --
                --                --                 --                  --                --
                --            22,767             62,220              19,859            31,697
                --                --                 --                  --                --
                --                --                 --                  --                --
                --                --                 --                  --                --
    --------------    --------------     --------------      --------------    --------------
             5,895            26,675             63,996              23,657            35,902
    --------------    --------------     --------------      --------------    --------------

    $      272,559    $      463,134     $      206,400      $      197,592    $      389,599
    ==============    ==============     ==============      ==============    ==============
    $          800    $        1,112     $          (76)     $          (21)   $          168
            (1,289)          (90,225)            (2,991)            (10,727)            5,308
              (897)          111,255             49,085              25,867            62,108
                --               452                314                 131               549
                --                --                 --                  --                --
                --                --                 --                  --                --
                --                --                 --                  --                --
                --                --                 --                  --                --
                --                --                 --                  --                --
               128               239                144                 232               322
           273,817           440,301            159,924             182,110           321,144
    --------------    --------------     --------------      --------------    --------------
    $      272,559    $      463,134     $      206,400      $      197,592    $      389,599
    ==============    ==============     ==============      ==============    ==============

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  187

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

                                                                           DIVERSIFIED BOND       MULTISTRATEGY BOND
                                                                                 FUND                    FUND
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, offering and redemption price per share:
   Net asset value per share: Class C******                               $             23.42    $              10.15
      Class C -- Net assets                                               $        54,454,050    $         76,473,672
      Class C -- Shares outstanding ($.01 par value)                                2,324,997               7,531,208
   Net asset value per share: Class E******                               $             23.49    $              10.16
      Class E -- Net assets                                               $        51,672,202    $         45,072,490
      Class E -- Shares outstanding ($.01 par value)                                2,199,409               4,434,365
   Net asset value per share: Class I******                               $                --    $                 --
      Class I -- Net assets                                               $                --    $                 --
      Class I -- Shares outstanding ($.01 par value)                                       --                      --
   Net asset value per share: Class S******                               $             22.91    $              10.17
      Class S -- Net assets                                               $     1,782,915,941    $      2,144,287,715
      Class S -- Shares outstanding ($.01 par value)                               77,836,376             210,770,382
---------------------------------------------------------------------------------------------------------------------
Amounts in thousands
*      Foreign currency holdings - cost                                   $               541    $                216
**     Premiums received on options written                               $               507    $              1,380
***    Securities on loan included in investments                         $           410,612    $            308,758
****   Credit default swap contracts - premiums paid (received)           $                --    $               (163)
*****  Interest rate swap contracts - premiums paid (received)            $                --    $                (43)
****** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

 188  Statement of Assets and Liabilities

      TAX EXEMPT       TAX-MANAGED      TAX-MANAGED MID &    SELECT GROWTH      SELECT VALUE
      BOND FUND       LARGE CAP FUND     SMALL CAP FUND           FUND              FUND
---------------------------------------------------------------------------------------------
    $        21.31    $        18.94     $        13.48      $         8.03    $        11.90
    $   10,975,869    $   18,620,440     $   11,560,215      $   10,164,436    $   24,821,576
           515,101           983,036            857,365           1,266,042         2,085,202
    $        21.38    $        19.35     $        14.16      $         8.41    $        12.11
    $    9,868,975    $   10,857,293     $    2,178,576      $    4,687,840    $   10,241,136
           461,704           561,215            153,853             557,733           845,919
    $           --    $           --                 --      $         8.58    $        12.14
    $           --    $           --     $           --      $  110,776,776    $  121,298,694
                --                --                 --          12,905,556         9,993,516
    $        21.35    $        19.41     $        14.34      $         8.53    $        12.11
    $  251,714,199    $  433,655,819     $  192,661,493      $   71,963,360    $  233,237,166
        11,790,599        22,340,668         13,434,294           8,438,724        19,255,731
---------------------------------------------------------------------------------------------

    $           --    $           --     $           --      $           --    $           --
    $           --    $           --     $           --      $           --    $           --
    $           --    $       22,169     $       60,591      $       19,317    $       31,129
    $           --    $           --     $           --      $           --    $           --
    $           --    $           --     $           --      $           --    $           --

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  189

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2006 (UNAUDITED)

                                                                          DIVERSIFIED EQUITY        SPECIAL GROWTH
AMOUNTS IN THOUSANDS                                                             FUND                    FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                                                           $            21,947    $              4,865
      Dividends from affiliated money market funds                                      3,713                   1,244
      Interest                                                                            222                      67
      Securities lending income                                                           183                     303
      Less foreign taxes withheld                                                          --                      --
                                                                          -------------------    --------------------
Total investment income                                                                26,065                   6,479
                                                                          -------------------    --------------------
EXPENSES
      Advisory fees                                                                    11,041                   4,596
      Administrative fees                                                                 764                     255
      Custodian fees                                                                      378                     231
      Distribution fees - Class C                                                         516                     235
      Transfer agent fees                                                               2,289                     988
      Transfer agent fees - Class C                                                        --                      --
      Transfer agent fees - Class E                                                        --                      --
      Transfer agent fees - Class I                                                        --                      --
      Transfer agent fees - Class S                                                        --                      --
      Professional fees                                                                    64                      35
      Registration fees                                                                    69                      40
      Shareholder servicing fees - Class C                                                172                      78
      Shareholder servicing fees - Class E                                                 73                      29
      Trustees' fees                                                                       35                      12
      Printing fees                                                                        40                      31
      Miscellaneous                                                                        23                       9
                                                                          -------------------    --------------------
      Expenses before reductions                                                       15,464                   6,539
      Expense reductions                                                                   (3)                     (2)
                                                                          -------------------    --------------------
Net expenses                                                                           15,461                   6,537
                                                                          -------------------    --------------------
Net investment income (loss)                                                           10,604                     (58)
                                                                          -------------------    --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments (International Securities Fund and Emerging Markets
       Fund - net of deferred tax liability for foreign capital gains
       taxes)                                                                         103,224                 127,850
      Futures contracts                                                                 7,307                   4,503
      Options written                                                                      --                      --
      Credit default swap contracts                                                        --                      --
      Index swap contracts                                                                 --                      --
      Interest rate swap contracts                                                         --                      --
      Foreign currency-related transactions                                                --                      (1)
                                                                          -------------------    --------------------
Net realized gain (loss)                                                              110,531                 132,352
                                                                          -------------------    --------------------
Net change in unrealized appreciation (depreciation) on:
      Investments (International Securities Fund and Emerging Markets
       Fund - net of deferred tax liability for foreign capital gains
       taxes)                                                                         181,663                  44,682
      Futures contracts                                                                 6,695                   4,107
      Options written                                                                      --                      --
      Credit default swap contracts                                                        --                      --
      Index swap contracts                                                                 --                      --
      Interest rate swap contracts                                                         --                      --
      Foreign currency-related transactions                                                --                      --
                                                                          -------------------    --------------------
Net change in unrealized appreciation (depreciation)                                  188,358                  48,789
                                                                          -------------------    --------------------
Net realized and unrealized gain (loss)                                               298,889                 181,141
                                                                          -------------------    --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                     $           309,493    $            181,083
                                                                          ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 190  Statement of Operations

       QUANTITATIVE EQUITY    INTERNATIONAL SECURITIES     EMERGING MARKETS          REAL ESTATE           SHORT DURATION
              FUND                      FUND                     FUND              SECURITIES FUND           BOND FUND
----------------------------------------------------------------------------------------------------------------------------
       $            27,469      $            37,399       $            13,389    $            19,188    $                104
                     2,876                    4,124                       966                  1,258                     965
                       146                      343                        93                     --                  23,499
                        57                      906                        37                     93                       8
                        --                   (2,140)                   (1,073)                    --                      --
       -------------------      -------------------       -------------------    -------------------    --------------------
                    30,548                   40,632                    13,412                 20,539                  24,576
       -------------------      -------------------       -------------------    -------------------    --------------------
                    11,384                   12,514                     5,742                  6,625                   2,634
                       793                      703                       251                    414                     294
                       358                    1,324                     1,027                    201                     188
                       524                      510                       158                    335                     101
                     2,358                    2,107                     1,160                  1,529                     636
                        --                       --                        --                     --                      --
                        --                       --                        --                     --                      --
                        --                       --                        --                     --                      --
                        --                       --                        --                     --                      --
                        59                       78                        53                     44                      39
                        70                       62                        34                     51                      51
                       175                      170                        53                    112                      34
                        75                       71                        30                     55                      31
                        36                       32                        11                     20                      16
                        51                       45                        20                     35                      20
                        25                       21                        14                     13                      12
       -------------------      -------------------       -------------------    -------------------    --------------------
                    15,908                   17,637                     8,553                  9,434                   4,056
                        (4)                      (2)                       (4)                    (3)                    (15)
       -------------------      -------------------       -------------------    -------------------    --------------------
                    15,904                   17,635                     8,549                  9,431                   4,041
       -------------------      -------------------       -------------------    -------------------    --------------------
                    14,644                   22,997                     4,863                 11,108                  20,535
       -------------------      -------------------       -------------------    -------------------    --------------------
                   143,848                  143,210                    77,545                 90,749                  (2,581)
                     8,530                   30,840                     5,267                     --                    (565)
                        --                     (209)                    3,560                     --                      43
                        --                       --                        --                     --                      --
                        --                    4,253                        --                     --                      --
                        --                       --                        --                     --                    (466)
                        --                   (9,460)                    1,036                     --                      17
       -------------------      -------------------       -------------------    -------------------    --------------------
                   152,378                  168,634                    87,408                 90,749                  (3,552)
       -------------------      -------------------       -------------------    -------------------    --------------------
                   116,927                  407,350                   223,452                148,432                  (1,096)
                     3,989                    1,280                     1,235                     --                  (1,158)
                        --                       10                       103                     --                      18
                        --                       --                        --                     --                      --
                        --                     (494)                       --                     --                      --
                        --                       --                        --                     --                     185
                        --                   10,882                     1,738                     --                     (82)
       -------------------      -------------------       -------------------    -------------------    --------------------
                   120,916                  419,028                   226,528                148,432                  (2,133)
       -------------------      -------------------       -------------------    -------------------    --------------------
                   273,294                  587,662                   313,936                239,181                  (5,685)
       -------------------      -------------------       -------------------    -------------------    --------------------
       $           287,938      $           610,659       $           318,799    $           250,289    $             14,850
       ===================      ===================       ===================    ===================    ====================

  See accompanying notes which are an integral part of the financial statements.

                                                    Statement of Operations  191

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF OPERATIONS, CONTINUED -- FOR THE PERIOD ENDED APRIL 30, 2006 (UNAUDITED)

                                                                           DIVERSIFIED BOND       MULTISTRATEGY BOND
AMOUNTS IN THOUSANDS                                                             FUND                    FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                                                           $                71    $                218
      Dividends from affiliated money market funds                                      3,431                   5,491
      Interest                                                                         39,547                  45,705
      Securities lending income                                                           114                     297
      Less foreign taxes withheld                                                          --                      --
                                                                          -------------------    --------------------
Total investment income                                                                43,163                  51,711
                                                                          -------------------    --------------------

EXPENSES
      Advisory fees                                                                     3,551                   6,165
      Administrative fees                                                                 444                     514
      Custodian fees                                                                      354                     471
      Distribution fees - Class C                                                         203                     274
      Transfer agent fees                                                                 991                   1,563
      Transfer agent fees - Class C                                                        --                      --
      Transfer agent fees - Class E                                                        --                      --
      Transfer agent fees - Class I                                                        --                      --
      Transfer agent fees - Class S                                                        --                      --
      Professional fees                                                                    49                      45
      Registration fees                                                                    51                      63
      Shareholder servicing fees - Class C                                                 68                      91
      Shareholder servicing fees - Class E                                                 62                      51
      Trustees' fees                                                                       21                      23
      Printing fees                                                                        32                      33
      Miscellaneous                                                                        15                      16
                                                                          -------------------    --------------------
      Expenses before reductions                                                        5,841                   9,309
      Expense reductions                                                                  (22)                    (71)
                                                                          -------------------    --------------------
Net expenses                                                                            5,819                   9,238
                                                                          -------------------    --------------------
Net investment income (loss)                                                           37,344                  42,473
                                                                          -------------------    --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments (International Securities Fund and Emerging Markets
       Fund - net of deferred tax liability for foreign capital gains
       taxes)                                                                         (13,496)                (11,402)
      Futures contracts                                                                (4,093)                 (3,136)
      Options written                                                                     165                     335
      Credit default swap contracts                                                        --                      69
      Index swap contracts                                                                 --                      10
      Interest rate swap contracts                                                       (297)                   (693)
      Foreign currency-related transactions                                              (460)                   (610)
                                                                          -------------------    --------------------
Net realized gain (loss)                                                              (18,181)                (15,427)
                                                                          -------------------    --------------------
Net change in unrealized appreciation (depreciation) on:
      Investments (International Securities Fund and Emerging Markets
       Fund - net of deferred tax liability for foreign capital gains
       taxes)                                                                         (13,907)                (12,879)
      Futures contracts                                                                   298                  (2,869)
      Options written                                                                    (181)                    (65)
      Credit default swap contracts                                                        --                     207
      Index swap contracts                                                                 --                     (49)
      Interest rate swap contracts                                                       (262)                   (573)
      Foreign currency-related transactions                                               516                     390
                                                                          -------------------    --------------------
Net change in unrealized appreciation (depreciation)                                  (13,536)                (15,838)
                                                                          -------------------    --------------------
Net realized and unrealized gain (loss)                                               (31,717)                (31,265)
                                                                          -------------------    --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                     $             5,627    $             11,208
                                                                          ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 192  Statement of Operations

        TAX EXEMPT       TAX-MANAGED      TAX-MANAGED MID &    SELECT GROWTH    SELECT VALUE
         BOND FUND      LARGE CAP FUND     SMALL CAP FUND          FUND             FUND
--------------------------------------------------------------------------------------------
       $          --     $     3,736         $       815       $         684    $      3,544
                 110             488                 256                 217             415
               5,283              28                  16                  17              20
                  --              12                  69                  17              28
                  --              --                  --                  --              --
       -------------     -----------         -----------       -------------    ------------
               5,393           4,264               1,156                 935           4,007
       -------------     -----------         -----------       -------------    ------------

                 386           1,548                 923                 738           1,294
                  64             111                  47                  46              92
                  63              90                  82                  84             103
                  40              67                  39                  34              87
                 128             209                 164                  --              --
                  --              --                  --                  12              31
                  --              --                  --                   3               7
                  --              --                  --                  71              56
                  --              --                  --                  57             270
                  22              21                  19                  19              28
                  33              26                  20                  28              31
                  13              22                  13                  11              29
                  11              12                   2                   6              12
                   3               5                   2                   2               4
                   4               7                   3                   4               6
                   3               5                   3                   3               4
       -------------     -----------         -----------       -------------    ------------
                 770           2,123               1,317               1,118           2,054
                  (1)             --                 (85)               (119)             --
       -------------     -----------         -----------       -------------    ------------
                 769           2,123               1,232                 999           2,054
       -------------     -----------         -----------       -------------    ------------
               4,624           2,141                 (76)                (64)          1,953
       -------------     -----------         -----------       -------------    ------------

                (250)          8,172               6,113               7,240          17,827
                  --             782                 964                 324             890
                  --              --                  --                  --              --
                  --              --                  --                  --              --
                  --              --                  --                  --              --
                  --              --                  --                  --              --
                  --              --                  --                  --              --
                  --              --                  --                  --              --
       -------------     -----------         -----------       -------------    ------------
                (250)          8,954               7,077               7,564          18,717
       -------------     -----------         -----------       -------------    ------------
              (1,609)         20,219              21,294               7,062          21,874
                  --             645                 718                 213             902
                  --              --                  --                  --              --
                  --              --                  --                  --              --
                  --              --                  --                  --              --
                  --              --                  --                  --              --
                  --              --                  --                  --              --
       -------------     -----------         -----------       -------------    ------------
              (1,609)         20,864              22,012               7,275          22,776
       -------------     -----------         -----------       -------------    ------------
              (1,859)         29,818              29,089              14,839          41,493
       -------------     -----------         -----------       -------------    ------------
       $       2,765     $    31,959         $    29,013       $      14,775    $     43,446
       =============     ===========         ===========       =============    ============

  See accompanying notes which are an integral part of the financial statements.

                                                    Statement of Operations  193

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                             DIVERSIFIED EQUITY                        SPECIAL GROWTH
                                                                    FUND                                    FUND
                                                    ------------------------------------    -------------------------------------
                                                       SIX MONTHS         FISCAL YEAR          SIX MONTHS          FISCAL YEAR
                                                         ENDED               ENDED               ENDED                ENDED
                                                     APRIL 30, 2006       OCTOBER 31,        APRIL 30, 2006        OCTOBER 31,
AMOUNTS IN THOUSANDS                                  (UNAUDITED)             2005            (UNAUDITED)             2005
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                  $         10,604    $         17,486    $            (58)   $          (2,731)
      Net realized gain (loss)                               110,531             182,930             132,352               95,718
      Net change in unrealized appreciation
         (depreciation)                                      188,358              75,393              48,789                4,456
                                                    ----------------    ----------------    ----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                309,493             275,809             181,083               97,443
                                                    ----------------    ----------------    ----------------    -----------------

DISTRIBUTIONS
      From net investment income
         Class C                                                (102)               (101)                 --                   --
         Class E                                                (137)               (257)                 --                   --
         Class I                                                  --                  --                  --                   --
         Class S                                              (9,757)            (17,162)                 --                   (1)
      From net realized gain
         Class C                                              (3,691)                 --              (5,980)              (6,286)
         Class E                                              (1,492)                 --              (2,068)              (4,121)
         Class I                                                  --                  --                  --                   --
         Class S                                             (71,829)                 --             (82,803)             (86,902)
                                                    ----------------    ----------------    ----------------    -----------------
Net decrease in net assets from distributions                (87,008)            (17,520)            (90,851)             (97,310)
                                                    ----------------    ----------------    ----------------    -----------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from
         share transactions                                  392,192             395,071              85,245              151,068
                                                    ----------------    ----------------    ----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                  614,677             653,360             175,477              151,201

NET ASSETS
      Beginning of period                                  2,737,019           2,083,659             938,000              786,799
                                                    ----------------    ----------------    ----------------    -----------------
      End of period                                 $      3,351,696    $      2,737,019    $      1,113,477    $         938,000
                                                    ================    ================    ================    =================
      Undistributed (overdistributed) net
         investment income included in net
         assets                                     $          1,195    $            587    $            (59)   $              (1)

See accompanying notes which are an integral part of the financial statements.

 194  Statement of Changes in Net Assets

         QUANTITATIVE EQUITY            INTERNATIONAL SECURITIES             EMERGING MARKETS
                 FUND                             FUND                             FUND
    ------------------------------   ------------------------------   ------------------------------
      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR
        ENDED            ENDED           ENDED            ENDED           ENDED            ENDED
    APRIL 30, 2006    OCTOBER 31,    APRIL 30, 2006    OCTOBER 31,    APRIL 30, 2006    OCTOBER 31,
     (UNAUDITED)         2005         (UNAUDITED)         2005         (UNAUDITED)         2005
----------------------------------------------------------------------------------------------------

    $      14,644    $      22,664   $      22,997    $      29,580   $       4,863    $       9,257
          152,378          154,488         168,634          177,312          87,408          102,118
          120,916           50,953         419,028          118,238         226,528          102,396
    -------------    -------------   -------------    -------------   -------------    -------------
          287,938          228,105         610,659          325,130         318,799          213,771
    -------------    -------------   -------------    -------------   -------------    -------------

             (120)            (209)           (516)            (820)           (580)             (83)
             (222)            (360)           (539)            (605)           (442)            (194)
               --               --              --               --              --               --
          (14,284)         (22,089)        (29,811)         (29,701)        (20,081)          (9,858)
           (5,834)              --          (4,377)              --            (887)              --
           (2,398)              --          (1,760)              --            (487)              --
               --               --              --               --              --               --
         (115,840)              --         (80,360)              --         (20,087)              --
    -------------    -------------   -------------    -------------   -------------    -------------
         (138,698)         (22,658)       (117,363)         (31,126)        (42,564)         (10,135)
    -------------    -------------   -------------    -------------   -------------    -------------

          457,859          423,493         213,255          380,785          28,054           59,004
    -------------    -------------   -------------    -------------   -------------    -------------

          607,099          628,940         706,551          674,789         304,289          262,640

        2,832,680        2,203,740       2,467,557        1,792,768         846,902          584,262
    -------------    -------------   -------------    -------------   -------------    -------------
    $   3,439,779    $   2,832,680   $   3,174,108    $   2,467,557   $   1,151,191    $     846,902
    =============    =============   =============    =============   =============    =============
    $         732    $         714   $       9,856    $      17,725   $     (12,025)   $       4,215

              REAL ESTATE                     SHORT DURATION
            SECURITIES FUND                     BOND FUND
     ------------------------------   ------------------------------
       SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR
         ENDED            ENDED           ENDED            ENDED
     APRIL 30, 2006    OCTOBER 31,    APRIL 30, 2006    OCTOBER 31,
      (UNAUDITED)         2005         (UNAUDITED)         2005
---
     $      11,108    $      27,104   $      20,535    $      31,923
            90,749          149,115          (3,552)          (8,752)
           148,432           62,485          (2,133)         (17,447)
     -------------    -------------   -------------    -------------
           250,289          238,704          14,850            5,724
     -------------    -------------   -------------    -------------
              (467)            (700)           (330)            (523)
              (331)            (596)           (410)            (558)
                --               --              --               --
           (12,839)         (25,047)        (19,357)         (29,494)
            (8,834)          (5,310)             --              (24)
            (4,267)          (2,607)             --              (16)
                --               --              --               --
          (150,805)         (98,198)             --             (767)
     -------------    -------------   -------------    -------------
          (177,543)        (132,458)        (20,097)         (31,382)
     -------------    -------------   -------------    -------------
           117,987          187,997         (85,593)          42,298
     -------------    -------------   -------------    -------------
           190,733          294,243         (90,840)          16,640
         1,556,281        1,262,038       1,213,580        1,196,940
     -------------    -------------   -------------    -------------
     $   1,747,014    $   1,556,281   $   1,122,740    $   1,213,580
     =============    =============   =============    =============
     $      (1,155)   $       1,374   $       3,773    $       3,335

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Changes in Net Assets  195

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

                                                              DIVERSIFIED BOND                       MULTISTRATEGY BOND
                                                                    FUND                                    FUND
                                                    ------------------------------------    -------------------------------------
                                                       SIX MONTHS         FISCAL YEAR          SIX MONTHS          FISCAL YEAR
                                                         ENDED               ENDED               ENDED                ENDED
                                                     APRIL 30, 2006       OCTOBER 31,        APRIL 30, 2006        OCTOBER 31,
AMOUNTS IN THOUSANDS                                  (UNAUDITED)             2005            (UNAUDITED)             2005
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                  $         37,344    $         50,386    $         42,473    $          53,955
      Net realized gain (loss)                               (18,181)             (1,129)            (15,427)               7,154
      Net change in unrealized appreciation
         (depreciation)                                      (13,536)            (42,853)            (15,838)             (42,091)
                                                    ----------------    ----------------    ----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                  5,627               6,404              11,208               19,018
                                                    ----------------    ----------------    ----------------    -----------------

DISTRIBUTIONS
      From net investment income
         Class C                                                (817)             (1,088)             (1,095)              (1,363)
         Class E                                                (937)             (1,375)               (767)              (1,025)
         Class I                                                  --                  --                  --                   --
         Class S                                             (34,163)            (45,399)            (38,512)             (48,760)
      From net realized gain
         Class C                                                  --                (234)               (167)                (700)
         Class E                                                  --                (231)                (93)                (404)
         Class I                                                  --                  --                  --                   --
         Class S                                                  --              (6,573)             (4,348)             (16,986)
                                                    ----------------    ----------------    ----------------    -----------------
Net decrease in net assets from distributions                (35,917)            (54,900)            (44,982)             (69,238)
                                                    ----------------    ----------------    ----------------    -----------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from
         share transactions                                  246,033             399,525             420,346              559,768
                                                    ----------------    ----------------    ----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                  215,743             351,029             386,572              509,548

NET ASSETS
      Beginning of period                                  1,673,299           1,322,270           1,879,262            1,369,714
                                                    ----------------    ----------------    ----------------    -----------------
      End of period                                 $      1,889,042    $      1,673,299    $      2,265,834    $       1,879,262
                                                    ================    ================    ================    =================
      Undistributed (overdistributed) net
         investment income included in net
         assets                                     $          7,690    $          6,263    $          9,139    $           7,040

See accompanying notes which are an integral part of the financial statements.

 196  Statement of Changes in Net Assets

              TAX EXEMPT                      TAX-MANAGED                   TAX-MANAGED MID &
              BOND FUND                      LARGE CAP FUND                   SMALL CAP FUND
    ------------------------------   ------------------------------   ------------------------------
      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR
        ENDED            ENDED           ENDED            ENDED           ENDED            ENDED
    APRIL 30, 2006    OCTOBER 31,    APRIL 30, 2006    OCTOBER 31,    APRIL 30, 2006    OCTOBER 31,
     (UNAUDITED)         2005         (UNAUDITED)         2005         (UNAUDITED)         2005
----------------------------------------------------------------------------------------------------

    $       4,624    $       7,550   $       2,141    $       4,263   $         (76)   $        (171)
             (250)             277           8,954           11,253           7,077            7,898
           (1,609)          (6,794)         20,864           13,679          22,012           12,588
    -------------    -------------   -------------    -------------   -------------    -------------
            2,765            1,033          31,959           29,195          29,013           20,315
    -------------    -------------   -------------    -------------   -------------    -------------

             (137)            (248)             --              (14)             --               --
             (151)            (221)            (51)             (55)             --               --
               --               --              --               --              --               --
           (4,215)          (6,802)         (3,088)          (3,707)             --               --
               --               --              --               --              --               --
               --               --              --               --              --               --
               --               --              --               --              --               --
               --               --              --               --              --               --
    -------------    -------------   -------------    -------------   -------------    -------------
           (4,503)          (7,271)         (3,139)          (3,776)             --               --
    -------------    -------------   -------------    -------------   -------------    -------------

           26,628           51,222          22,059           24,900           9,833           16,873
    -------------    -------------   -------------    -------------   -------------    -------------

           24,890           44,984          50,879           50,319          38,846           37,188

          247,669          202,685         412,255          361,936         167,554          130,366
    -------------    -------------   -------------    -------------   -------------    -------------
    $     272,559    $     247,669   $     463,134    $     412,255   $     206,400    $     167,554
    =============    =============   =============    =============   =============    =============
    $         800    $         679   $       1,112    $       2,110   $         (76)   $          --

             SELECT GROWTH                     SELECT VALUE
                  FUND                             FUND
     ------------------------------   ------------------------------
       SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR
         ENDED            ENDED           ENDED            ENDED
     APRIL 30, 2006    OCTOBER 31,    APRIL 30, 2006    OCTOBER 31,
      (UNAUDITED)         2005         (UNAUDITED)         2005
---
     $         (64)   $          43   $       1,953    $       3,268
             7,564            7,903          18,717           25,574
             7,275            6,530          22,776            9,493
     -------------    -------------   -------------    -------------
            14,775           14,476          43,446           38,335
     -------------    -------------   -------------    -------------
                --               --             (25)             (18)
                --               --             (38)             (72)
                --               --            (768)          (1,393)
                --               --          (1,028)          (1,866)
                --               --          (1,231)             (14)
                --               --            (494)              (8)
                --               --          (7,528)             (83)
                --               --         (11,306)            (145)
     -------------    -------------   -------------    -------------
                --               --         (22,418)          (3,599)
     -------------    -------------   -------------    -------------
               977           44,098           4,263           27,540
     -------------    -------------   -------------    -------------
            15,752           58,574          25,291           62,276
           181,840          123,266         364,308          302,032
     -------------    -------------   -------------    -------------
     $     197,592    $     181,840   $     389,599    $     364,308
     =============    =============   =============    =============
     $         (21)   $          43   $         168    $          74

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Changes in Net Assets  197

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED     TOTAL FROM
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED    INVESTMENT
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND
Class C
April 30, 2006*                                  43.08              (.06)              4.47            4.41
October 31, 2005                                 38.64              (.10)              4.58            4.48
October 31, 2004                                 36.27              (.17)              2.54            2.37
October 31, 2003                                 30.52              (.13)              5.88            5.75
October 31, 2002                                 35.83              (.18)             (5.13)          (5.31)
October 31, 2001                                 50.12              (.24)            (13.82)         (14.06)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  44.46               .12               4.60            4.72
October 31, 2005                                 39.75               .23               4.70            4.93
October 31, 2004                                 37.12               .12               2.61            2.73
October 31, 2003                                 31.10               .12               6.00            6.12
October 31, 2002                                 36.35               .08              (5.23)          (5.15)
October 31, 2001                                 50.55               .07             (13.96)         (13.89)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  44.45               .17               4.61            4.78
October 31, 2005                                 39.74               .33               4.71            5.04
October 31, 2004                                 37.13               .22               2.60            2.82
October 31, 2003                                 31.09               .20               6.01            6.21
October 31, 2002                                 36.35               .16              (5.23)          (5.07)
October 31, 2001                                 50.55               .18             (13.97)         (13.79)
--------------------------------------------------------------------------------------------------------------
SPECIAL GROWTH FUND
Class C
April 30, 2006*                                  47.85              (.23)              8.69            8.46
October 31, 2005                                 49.16              (.59)              5.78            5.19
October 31, 2004                                 46.99              (.56)              4.05            3.49
October 31, 2003                                 33.52              (.46)             13.93           13.47
October 31, 2002                                 37.42              (.45)             (3.45)          (3.90)
October 31, 2001                                 51.05              (.38)             (7.12)          (7.50)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  50.79              (.05)              9.27            9.22
October 31, 2005                                 51.47              (.26)              6.08            5.82
October 31, 2004                                 48.77              (.20)              4.22            4.02
October 31, 2003                                 34.53              (.18)             14.42           14.24
October 31, 2002                                 38.27              (.16)             (3.58)          (3.74)
October 31, 2001                                 51.74              (.06)             (7.25)          (7.31)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  52.52               .02               9.61            9.63
October 31, 2005                                 52.89              (.12)              6.25            6.13
October 31, 2004                                 49.95              (.07)              4.33            4.26
October 31, 2003                                 35.28              (.08)             14.75           14.67
October 31, 2002                                 39.01              (.07)             (3.66)          (3.73)
October 31, 2001                                 52.52               .05              (7.37)          (7.32)
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
-----------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND
Class C
April 30, 2006*                                 (.03)             (1.24)            --
October 31, 2005                                (.04)                --             --
October 31, 2004                                  --                 --             --
October 31, 2003                                  --(d)              --             --
October 31, 2002                                  --                 --             --
October 31, 2001                                  --               (.23)            --
-----------------------------------------------------------------------------------------
Class E
April 30, 2006*                                 (.11)             (1.24)            --
October 31, 2005                                (.22)                --             --
October 31, 2004                                (.10)                --             --
October 31, 2003                                (.10)                --             --
October 31, 2002                                (.09)                --           (.01)
October 31, 2001                                (.08)              (.23)            --
-----------------------------------------------------------------------------------------
Class S
April 30, 2006*                                 (.16)             (1.24)            --
October 31, 2005                                (.33)                --             --
October 31, 2004                                (.21)                --             --
October 31, 2003                                (.17)                --             --
October 31, 2002                                (.16)                --           (.03)
October 31, 2001                                (.18)              (.23)            --
-----------------------------------------------------------------------------------------
SPECIAL GROWTH FUND
Class C
April 30, 2006*                                   --              (5.06)            --
October 31, 2005                                  --              (6.50)            --
October 31, 2004                                  --              (1.32)            --
October 31, 2003                                  --                 --             --
October 31, 2002                                  --                 --             --
October 31, 2001                                  --              (6.13)            --
-----------------------------------------------------------------------------------------
Class E
April 30, 2006*                                   --              (5.06)            --
October 31, 2005                                  --              (6.50)            --
October 31, 2004                                  --              (1.32)            --
October 31, 2003                                  --                 --             --
October 31, 2002                                  --                 --             --
October 31, 2001                                (.03)             (6.13)            --
-----------------------------------------------------------------------------------------
Class S
April 30, 2006*                                   --              (5.06)            --
October 31, 2005                                  --              (6.50)            --
October 31, 2004                                  --              (1.32)            --
October 31, 2003                                  --                 --             --
October 31, 2002                                  --                 --             --
October 31, 2001                                (.06)             (6.13)            --
-----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 198  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,         (%)             NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
         (1.27)             46.22               10.40             146,858
          (.04)             43.08               11.60             126,123
            --              38.64                6.53              94,663
            --              36.27               18.88              64,316
            --              30.52              (14.85)             33,858
          (.23)             35.83              (28.14)             20,222
-----------------------------------------------------------------------------
         (1.35)             47.83               10.79              62,994
          (.22)             44.46               12.46              53,227
          (.10)             39.75                7.33              45,413
          (.10)             37.12               19.77              34,229
          (.10)             31.10              (14.22)             23,656
          (.31)             36.35              (27.59)             23,586
-----------------------------------------------------------------------------
         (1.40)             47.83               10.94           3,141,844
          (.33)             44.45               12.71           2,557,669
          (.21)             39.74                7.61           1,943,583
          (.17)             37.13               20.09           1,445,118
          (.19)             31.09              (14.02)            972,139
          (.41)             36.35              (27.41)          1,119,120
-----------------------------------------------------------------------------
         (5.06)             51.25               18.97              68,992
         (6.50)             47.85               10.82              56,084
         (1.32)             49.16                7.54              46,919
            --              46.99               40.19              36,364
            --              33.52              (10.42)             18,583
         (6.13)             37.42              (15.93)             11,662
-----------------------------------------------------------------------------
         (5.06)             54.95               19.40              24,724
         (6.50)             50.79               11.65              21,436
         (1.32)             51.47                8.37              32,028
            --              48.77               41.24              16,581
            --              34.53               (9.77)             11,731
         (6.16)             38.27              (15.29)             11,051
-----------------------------------------------------------------------------
         (5.06)             57.09               19.55           1,019,761
         (6.50)             52.52               11.95             860,480
         (1.32)             52.89                8.64             707,851
            --              49.95               41.61             631,246
            --              35.28               (9.56)            520,666
         (6.19)             39.01              (15.05)            608,921
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---------------------------------------------------------------------------------
           1.97                1.97                 (.25)              47.76
           1.98                1.98                 (.24)             110.70
           2.00                2.00                 (.45)             125.03
           2.05                2.05                 (.39)             109.50
           2.03                2.03                 (.51)             128.80
           1.99                1.99                 (.58)             146.81
---------------------------------------------------------------------------------
           1.22                1.22                  .50               47.76
           1.23                1.23                  .53              110.70
           1.24                1.25                  .30              125.03
           1.30                1.30                  .36              109.50
           1.28                1.28                  .21              128.80
           1.24                1.24                  .17              146.81
---------------------------------------------------------------------------------
            .97                 .97                  .75               47.76
            .98                 .98                  .77              110.70
            .99                1.00                  .55              125.03
           1.04                1.04                  .61              109.50
           1.03                1.03                  .46              128.80
            .99                 .99                  .42              146.81
---------------------------------------------------------------------------------
           2.21                2.21                 (.95)              83.66
           2.28                2.29                (1.24)             153.63
           2.29                2.29                (1.15)             124.97
           2.36                2.36                (1.21)             127.15
           2.31                2.31                (1.15)             125.06
           2.27                2.27                 (.89)             126.83
---------------------------------------------------------------------------------
           1.46                1.46                 (.19)              83.66
           1.54                1.54                 (.50)             153.63
           1.54                1.54                 (.39)             124.97
           1.62                1.62                 (.46)             127.15
           1.56                1.56                 (.40)             125.06
           1.52                1.52                 (.14)             126.83
---------------------------------------------------------------------------------
           1.21                1.21                  .06               83.66
           1.27                1.29                 (.23)             153.63
           1.29                1.29                 (.14)             124.97
           1.35                1.35                 (.19)             127.15
           1.32                1.32                 (.17)             125.06
           1.27                1.27                  .11              126.83
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  199

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED     TOTAL FROM
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED    INVESTMENT
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
QUANTITATIVE EQUITY FUND
Class C
April 30, 2006*                                  37.22                --(d)            3.41            3.41
October 31, 2005                                 34.24              (.02)              3.07            3.05
October 31, 2004                                 31.92              (.12)              2.44            2.32
October 31, 2003                                 26.53              (.09)              5.49            5.40
October 31, 2002                                 31.88              (.15)             (5.20)          (5.35)
October 31, 2001                                 43.88              (.21)            (10.47)         (10.68)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  38.18               .14               3.51            3.65
October 31, 2005                                 35.04               .26               3.14            3.40
October 31, 2004                                 32.55               .14               2.49            2.63
October 31, 2003                                 26.94               .12               5.60            5.72
October 31, 2002                                 32.28               .07              (5.27)          (5.20)
October 31, 2001                                 44.17               .07             (10.57)         (10.50)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  38.28               .19               3.52            3.71
October 31, 2005                                 35.13               .35               3.15            3.50
October 31, 2004                                 32.64               .22               2.49            2.71
October 31, 2003                                 27.01               .20               5.61            5.81
October 31, 2002                                 32.36               .15              (5.28)          (5.13)
October 31, 2001                                 44.27               .16             (10.59)         (10.43)
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
Class C
April 30, 2006*                                  62.35               .24              14.11           14.35
October 31, 2005                                 54.38               .25               8.24            8.49
October 31, 2004                                 48.46                --(d)            6.65            6.65
October 31, 2003                                 38.51              (.05)             10.21           10.16
October 31, 2002                                 44.53              (.18)             (5.84)          (6.02)
October 31, 2001                                 62.46              (.19)            (14.94)         (15.13)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  64.66               .51              14.62           15.13
October 31, 2005                                 56.28               .69               8.55            9.24
October 31, 2004                                 49.98               .39               6.87            7.26
October 31, 2003                                 39.61               .28              10.50           10.78
October 31, 2002                                 45.47               .13              (5.99)          (5.86)
October 31, 2001                                 63.24               .21             (15.18)         (14.97)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  65.35               .60              14.76           15.36
October 31, 2005                                 56.84               .88               8.62            9.50
October 31, 2004                                 50.44               .53               6.92            7.45
October 31, 2003                                 39.98               .38              10.59           10.97
October 31, 2002                                 45.78               .25              (6.05)          (5.80)
October 31, 2001                                 63.51               .34             (15.26)         (14.92)
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
-----------------------------------------------------------------------------------------
QUANTITATIVE EQUITY FUND
Class C
April 30, 2006*                                  (.03)            (1.66)            --
October 31, 2005                                 (.07)               --             --
October 31, 2004                                   --                --             --
October 31, 2003                                 (.01)               --             --
October 31, 2002                                   --                --             --
October 31, 2001                                   --             (1.32)            --
-----------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  (.15)            (1.66)            --
October 31, 2005                                 (.26)               --             --
October 31, 2004                                 (.14)               --             --
October 31, 2003                                 (.11)               --             --
October 31, 2002                                 (.13)               --           (.01)
October 31, 2001                                 (.07)            (1.32)            --
-----------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  (.20)            (1.66)            --
October 31, 2005                                 (.35)               --             --
October 31, 2004                                 (.22)               --             --
October 31, 2003                                 (.18)               --             --
October 31, 2002                                 (.20)               --           (.02)
October 31, 2001                                 (.16)            (1.32)            --
-----------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
Class C
April 30, 2006*                                  (.26)            (2.25)            --
October 31, 2005                                 (.52)               --             --
October 31, 2004                                 (.73)               --             --
October 31, 2003                                 (.21)               --             --
October 31, 2002                                   --                --             --
October 31, 2001                                   --             (2.80)            --
-----------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  (.69)            (2.25)            --
October 31, 2005                                 (.86)               --             --
October 31, 2004                                 (.96)               --             --
October 31, 2003                                 (.41)               --             --
October 31, 2002                                   --                --             --
October 31, 2001                                   --             (2.80)            --
-----------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  (.83)            (2.25)            --
October 31, 2005                                 (.99)               --             --
October 31, 2004                                (1.05)               --             --
October 31, 2003                                 (.51)               --             --
October 31, 2002                                   --                --             --
October 31, 2001                                 (.01)            (2.80)            --
-----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 200  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,         (%)             NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
         (1.69)             38.94                9.37             148,365
          (.07)             37.22                8.92             128,236
            --              34.24                7.27              98,012
          (.01)             31.92               20.35              65,096
            --              26.53              (16.78)             34,113
         (1.32)             31.88              (24.87)             20,530
-----------------------------------------------------------------------------
         (1.81)             40.02                9.77              66,014
          (.26)             38.18                9.72              53,725
          (.14)             35.04                8.08              48,646
          (.11)             32.55               21.28              37,594
          (.14)             26.94              (16.16)             25,667
         (1.39)             32.28              (24.30)             23,700
-----------------------------------------------------------------------------
         (1.86)             40.13                9.90           3,225,400
          (.35)             38.28                9.99           2,650,719
          (.22)             35.13                8.32           2,057,082
          (.18)             32.64               21.58           1,555,289
          (.22)             27.01              (15.94)          1,070,673
         (1.48)             32.36              (24.11)          1,200,247
-----------------------------------------------------------------------------
         (2.51)             74.19               23.62             155,466
          (.52)             62.35               15.72             118,556
          (.73)             54.38               13.83              80,622
          (.21)             48.46               26.52              47,087
            --              38.51              (13.52)             21,860
         (2.80)             44.53              (25.29)             12,470
-----------------------------------------------------------------------------
         (2.94)             76.85               24.10              65,466
          (.86)             64.66               16.56              49,490
          (.96)             56.28               14.68              38,630
          (.41)             49.98               27.57              26,768
            --              39.61              (12.91)             16,796
         (2.80)             45.47              (24.70)             15,897
-----------------------------------------------------------------------------
         (3.08)             77.63               24.24           2,953,176
          (.99)             65.35               16.88           2,299,511
         (1.05)             56.84               14.98           1,673,516
          (.51)             50.44               27.81           1,247,393
            --              39.98              (12.67)            774,146
         (2.81)             45.78              (24.51)            812,857
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---------------------------------------------------------------------------------
           1.97                1.97                (.01)               47.85
           1.98                1.98                (.07)              108.48
           1.99                1.99                (.35)               91.31
           2.02                2.02                (.32)              108.71
           2.02                2.02                (.49)               71.10
           1.98                1.98                (.57)               85.00
---------------------------------------------------------------------------------
           1.22                1.22                 .73                47.85
           1.23                1.23                 .70               108.48
           1.24                1.24                 .40                91.31
           1.28                1.28                 .43               108.71
           1.27                1.27                 .24                71.10
           1.22                1.22                 .18                85.00
---------------------------------------------------------------------------------
            .97                 .97                 .98                47.85
            .98                 .98                 .94               108.48
            .99                 .99                 .65                91.31
           1.02                1.02                 .69               108.71
           1.02                1.02                 .48                71.10
            .98                 .98                 .43                85.00
---------------------------------------------------------------------------------
           2.21                2.21                 .71                32.85
           2.24                2.25                 .42                79.49
           2.29                2.29                  --                76.01
           2.42                2.42                (.12)               69.11
           2.46                2.46                (.42)               79.09
           2.41                2.41                (.36)              104.65
---------------------------------------------------------------------------------
           1.46                1.46                1.46                32.85
           1.49                1.50                1.12                79.49
           1.54                1.54                 .72                76.01
           1.67                1.67                 .67                69.11
           1.72                1.72                 .30                79.09
           1.66                1.66                 .41               104.65
---------------------------------------------------------------------------------
           1.21                1.21                1.70                32.85
           1.23                1.25                1.41                79.49
           1.29                1.29                 .98                76.01
           1.42                1.42                 .90                69.11
           1.47                1.47                 .55                79.09
           1.42                1.42                 .62               104.65
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  201

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED     TOTAL FROM
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED    INVESTMENT
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
EMERGING MARKETS FUND
Class C
April 30, 2006*                                  16.73                --(d)            6.01            6.01
October 31, 2005                                 12.52               .04               4.22            4.26
October 31, 2004                                 10.68                --(d)            2.08            2.08
October 31, 2003                                  7.22               .02               3.44            3.46
October 31, 2002                                  6.89              (.09)               .42             .33
October 31, 2001                                  9.15              (.04)             (2.22)          (2.26)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  17.25               .08               6.19            6.27
October 31, 2005                                 12.93               .16               4.34            4.50
October 31, 2004                                 10.98               .09               2.15            2.24
October 31, 2003                                  7.41               .09               3.49            3.58
October 31, 2002                                  7.01              (.02)               .42             .40
October 31, 2001                                  9.24               .02              (2.25)          (2.23)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  17.25               .10               6.19            6.29
October 31, 2005                                 12.94               .20               4.34            4.54
October 31, 2004                                 10.98               .12               2.15            2.27
October 31, 2003                                  7.43               .11               3.48            3.59
October 31, 2002                                  7.05                --(d)             .40             .40
October 31, 2001                                  9.25               .04              (2.24)          (2.20)
--------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class C
April 30, 2006*                                  46.08               .12               6.70            6.82
October 31, 2005                                 43.10               .42               6.66            7.08
October 31, 2004                                 33.94               .46               9.92           10.38
October 31, 2003                                 26.52              1.11               7.53            8.64
October 31, 2002                                 26.97              1.07               (.01)           1.06
October 31, 2001                                 25.93              1.16               1.02            2.18
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  46.62               .22               6.88            7.10
October 31, 2005                                 43.55               .76               6.74            7.50
October 31, 2004                                 34.24               .75              10.04           10.79
October 31, 2003                                 26.72              1.34               7.60            8.94
October 31, 2002                                 27.14              1.32               (.06)           1.26
October 31, 2001                                 26.07              1.38               1.03            2.41
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  47.03               .33               6.90            7.23
October 31, 2005                                 43.90               .88               6.79            7.67
October 31, 2004                                 34.51               .87              10.09           10.96
October 31, 2003                                 26.89              1.42               7.67            9.09
October 31, 2002                                 27.31              1.41               (.06)           1.35
October 31, 2001                                 26.22              1.46               1.03            2.49
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------------------------------------------------------
EMERGING MARKETS FUND
Class C
April 30, 2006*                                  (.28)             (.43)            --
October 31, 2005                                 (.05)               --             --
October 31, 2004                                 (.24)               --             --
October 31, 2003                                   --                --             --
October 31, 2002                                   --                --             --
October 31, 2001                                   --                --             --
----------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  (.39)             (.43)            --
October 31, 2005                                 (.18)               --             --
October 31, 2004                                 (.29)               --             --
October 31, 2003                                 (.01)               --             --
October 31, 2002                                   --                --             --
October 31, 2001                                   --                --             --
----------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  (.43)             (.43)            --
October 31, 2005                                 (.23)               --             --
October 31, 2004                                 (.31)               --             --
October 31, 2003                                 (.04)               --             --
October 31, 2002                                 (.02)               --             --
October 31, 2001                                   --                --             --
----------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class C
April 30, 2006*                                  (.23)            (4.98)            --
October 31, 2005                                 (.43)            (3.67)            --
October 31, 2004                                (1.21)             (.01)            --
October 31, 2003                                (1.11)             (.11)            --
October 31, 2002                                (1.51)               --             --
October 31, 2001                                (1.14)               --             --
----------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  (.34)            (4.98)            --
October 31, 2005                                 (.76)            (3.67)            --
October 31, 2004                                (1.47)             (.01)            --
October 31, 2003                                (1.31)             (.11)            --
October 31, 2002                                (1.68)               --             --
October 31, 2001                                (1.34)               --             --
----------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  (.40)            (4.98)            --
October 31, 2005                                 (.87)            (3.67)            --
October 31, 2004                                (1.56)             (.01)            --
October 31, 2003                                (1.36)             (.11)            --
October 31, 2002                                (1.77)               --             --
October 31, 2001                                (1.40)               --             --
----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 202  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,         (%)             NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.71)             22.03               36.98              50,693
          (.05)             16.73               33.98              33,961
          (.24)             12.52               20.04              20,467
            --              10.68               47.58              12,306
            --               7.22                4.94               5,194
            --               6.89              (24.70)              2,377
-----------------------------------------------------------------------------
          (.82)             22.70               37.46              28,862
          (.18)             17.25               34.94              18,855
          (.29)             12.93               20.88              14,169
          (.01)             10.98               48.39               9,598
            --               7.41                5.71               6,478
            --               7.01              (24.13)              6,959
-----------------------------------------------------------------------------
          (.86)             22.68               37.64           1,071,636
          (.23)             17.25               35.27             794,086
          (.31)             12.94               21.22             549,626
          (.04)             10.98               48.27             386,560
          (.02)              7.43                5.91             263,563
            --               7.05              (23.89)            273,486
-----------------------------------------------------------------------------
         (5.21)             47.69               15.87              94,909
         (4.10)             46.08               17.22              81,876
         (1.22)             43.10               30.97              61,089
         (1.22)             33.94               33.23              32,784
         (1.51)             26.52                3.56              15,712
         (1.14)             26.97                8.41               5,718
-----------------------------------------------------------------------------
         (5.32)             48.40               16.32              47,508
         (4.43)             46.62               18.09              40,296
         (1.48)             43.55               32.00              29,436
         (1.42)             34.24               34.21              16,651
         (1.68)             26.72                4.27              10,661
         (1.34)             27.14                9.23              11,415
-----------------------------------------------------------------------------
         (5.38)             48.88               16.47           1,604,597
         (4.54)             47.03               18.35           1,434,109
         (1.57)             43.90               32.30           1,171,513
         (1.47)             34.51               34.58             830,448
         (1.77)             26.89                4.55             598,133
         (1.40)             27.31                9.48             607,280
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---------------------------------------------------------------------------------
           2.67                2.67                  .04              29.25
           2.74                2.76                  .29              71.86
           2.83                2.87                  .02              82.02
           3.09                3.09                  .19              95.13
           3.12                3.12                (1.08)             90.21
           3.08                3.09                 (.55)             83.74
---------------------------------------------------------------------------------
           1.92                1.92                  .80              29.25
           1.99                2.01                 1.02              71.86
           2.07                2.12                  .75              82.02
           2.36                2.37                 1.02              95.13
           2.38                2.38                 (.29)             90.21
           2.33                2.33                  .21              83.74
---------------------------------------------------------------------------------
           1.66                1.66                 1.02              29.25
           1.73                1.76                 1.30              71.86
           1.83                1.87                 1.00              82.02
           2.11                2.11                 1.30              95.13
           2.14                2.14                 (.02)             90.21
           2.09                2.09                  .44              83.74
---------------------------------------------------------------------------------
           2.08                2.08                  .50              27.73
           2.10                2.10                  .95              63.95
           2.12                2.12                 1.20              38.04
           2.20                2.30                 3.67              46.09
           2.19                2.59                 3.74              67.70
           2.17                2.17                 4.20              44.50
---------------------------------------------------------------------------------
           1.33                1.33                  .95              27.73
           1.35                1.35                 1.71              63.95
           1.37                1.37                 1.95              38.04
           1.43                1.62                 4.46              46.09
           1.46                1.82                 4.54              67.70
           1.42                1.42                 4.96              44.50
---------------------------------------------------------------------------------
           1.08                1.08                 1.40              27.73
           1.10                1.10                 1.95              63.95
           1.11                1.11                 2.23              38.04
           1.18                1.18                 4.66              46.09
           1.19                1.19                 4.82              67.70
           1.17                1.18                 5.19              44.50
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  203

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED     TOTAL FROM
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED    INVESTMENT
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
SHORT DURATION BOND FUND
Class C
April 30, 2006*                                  18.63               .23               (.09)            .14
October 31, 2005                                 19.04               .31               (.40)           (.09)
October 31, 2004                                 19.01               .19               (.01)            .18
October 31, 2003                                 18.98               .31                .06             .37
October 31, 2002                                 19.01               .56                .13             .69
October 31, 2001                                 18.23               .85                .89            1.74
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  18.70               .30               (.09)            .21
October 31, 2005                                 19.10               .46               (.41)            .05
October 31, 2004                                 19.08               .34               (.01)            .33
October 31, 2003                                 19.04               .48                .03             .51
October 31, 2002                                 19.02               .77                .06             .83
October 31, 2001                                 18.24              1.02                .85            1.87
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  18.67               .33               (.09)            .24
October 31, 2005                                 19.07               .51               (.41)            .10
October 31, 2004                                 19.05               .38               (.01)            .37
October 31, 2003                                 19.01               .52                .03             .55
October 31, 2002                                 18.99               .80                .08             .88
October 31, 2001                                 18.22              1.07                .83            1.90
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
Class C
April 30, 2006*                                  23.80               .38               (.40)           (.02)
October 31, 2005                                 24.54               .58               (.67)           (.09)
October 31, 2004                                 24.49               .41                .58             .99
October 31, 2003                                 24.68               .48                .38             .86
October 31, 2002                                 24.49               .74                .23             .97
October 31, 2001                                 22.71              1.06               1.81            2.87
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  23.87               .47               (.40)            .07
October 31, 2005                                 24.62               .76               (.68)            .08
October 31, 2004                                 24.56               .60                .58            1.18
October 31, 2003                                 24.74               .67                .37            1.04
October 31, 2002                                 24.54               .92                .24            1.16
October 31, 2001                                 22.75              1.22               1.84            3.06
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  23.28               .49               (.39)            .10
October 31, 2005                                 24.04               .80               (.67)            .13
October 31, 2004                                 24.00               .64                .58            1.22
October 31, 2003                                 24.21               .71                .36            1.07
October 31, 2002                                 24.03               .97                .23            1.20
October 31, 2001                                 22.31              1.29               1.75            3.04
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
-----------------------------------------------------------------------------------------
SHORT DURATION BOND FUND
Class C
April 30, 2006*                                  (.23)               --             --
October 31, 2005                                 (.31)             (.01)            --
October 31, 2004                                 (.15)               --             --
October 31, 2003                                 (.34)               --             --
October 31, 2002                                 (.72)               --             --
October 31, 2001                                 (.96)               --             --
-----------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  (.30)               --             --
October 31, 2005                                 (.44)             (.01)            --
October 31, 2004                                 (.31)               --             --
October 31, 2003                                 (.47)               --             --
October 31, 2002                                 (.81)               --             --
October 31, 2001                                (1.09)               --             --
-----------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  (.33)               --             --
October 31, 2005                                 (.49)             (.01)            --
October 31, 2004                                 (.35)               --             --
October 31, 2003                                 (.51)               --             --
October 31, 2002                                 (.86)               --             --
October 31, 2001                                (1.13)               --             --
-----------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
Class C
April 30, 2006*                                  (.36)               --             --
October 31, 2005                                 (.53)             (.12)            --
October 31, 2004                                 (.41)             (.53)            --
October 31, 2003                                 (.49)             (.56)            --
October 31, 2002                                 (.78)               --             --
October 31, 2001                                (1.09)               --             --
-----------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  (.45)               --             --
October 31, 2005                                 (.71)             (.12)            --
October 31, 2004                                 (.59)             (.53)            --
October 31, 2003                                 (.66)             (.56)            --
October 31, 2002                                 (.96)               --             --
October 31, 2001                                (1.27)               --             --
-----------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  (.47)               --             --
October 31, 2005                                 (.77)             (.12)            --
October 31, 2004                                 (.65)             (.53)            --
October 31, 2003                                 (.72)             (.56)            --
October 31, 2002                                (1.02)               --             --
October 31, 2001                                (1.32)               --             --
-----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 204  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,         (%)             NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.23)             18.54                 .75              23,962
          (.32)             18.63                (.50)             30,290
          (.15)             19.04                 .97              38,427
          (.34)             19.01                1.97              41,644
          (.72)             18.98                3.73              16,294
          (.96)             19.01                9.77               1,709
-----------------------------------------------------------------------------
          (.30)             18.61                1.15              25,514
          (.45)             18.70                 .25              24,851
          (.31)             19.10                1.74              23,181
          (.47)             19.08                2.70              20,274
          (.81)             19.04                4.53              17,516
         (1.09)             19.02               10.54              17,685
-----------------------------------------------------------------------------
          (.33)             18.58                1.28           1,073,264
          (.50)             18.67                 .51           1,158,439
          (.35)             19.07                1.98           1,135,332
          (.51)             19.05                2.95             958,064
          (.86)             19.01                4.81             599,795
         (1.13)             18.99               10.76             401,137
-----------------------------------------------------------------------------
          (.36)             23.42                (.10)             54,454
          (.65)             23.80                (.39)             53,204
          (.94)             24.54                4.16              45,970
         (1.05)             24.49                3.58              36,159
          (.78)             24.68                4.11              26,915
         (1.09)             24.49               13.02              15,027
-----------------------------------------------------------------------------
          (.45)             23.49                 .27              51,672
          (.83)             23.87                 .32              49,514
         (1.12)             24.62                4.97              43,724
         (1.22)             24.56                4.36              34,339
          (.96)             24.74                4.90              26,985
         (1.27)             24.54               13.87              17,763
-----------------------------------------------------------------------------
          (.47)             22.91                 .44           1,782,916
          (.89)             23.28                 .54           1,570,581
         (1.18)             24.04                5.22           1,232,576
         (1.28)             24.00                4.63             977,601
         (1.02)             24.21                5.18             783,332
         (1.32)             24.03               14.11             745,020
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---------------------------------------------------------------------------------
           1.66                1.66                 2.53               35.75
           1.65                1.66                 1.65              202.53
           1.63                1.66                 1.00              131.57
           1.56                1.72                 1.63              187.92
           1.52                1.70                 3.08              163.86
           1.52                1.66                 4.72              260.94
---------------------------------------------------------------------------------
            .91                 .92                 3.29               35.75
            .90                 .91                 2.43              202.53
            .88                 .91                 1.76              131.57
            .80                 .97                 2.52              187.92
            .77                 .96                 4.04              163.86
            .77                 .91                 5.48              260.94
---------------------------------------------------------------------------------
            .66                 .66                 3.54               35.75
            .65                 .66                 2.67              202.53
            .63                 .66                 2.01              131.57
            .56                 .72                 2.70              187.92
            .52                 .71                 4.26              163.86
            .52                 .67                 5.76              260.94
---------------------------------------------------------------------------------
           1.62                1.62                 3.24               66.85
           1.65                1.66                 2.38              225.67
           1.66                1.66                 1.71              140.92
           1.69                1.70                 1.94              147.44
           1.66                1.66                 3.09              156.21
           1.64                1.64                 4.53              155.87
---------------------------------------------------------------------------------
            .87                 .87                 3.99               66.85
            .90                 .91                 3.12              225.67
            .91                 .91                 2.46              140.92
            .94                 .94                 2.70              147.44
            .91                 .91                 3.85              156.21
            .89                 .89                 5.22              155.87
---------------------------------------------------------------------------------
            .62                 .62                 4.24               66.85
            .65                 .66                 3.38              225.67
            .66                 .66                 2.71              140.92
            .69                 .69                 2.95              147.44
            .66                 .66                 4.11              156.21
            .64                 .65                 5.60              155.87
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  205

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED     TOTAL FROM
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED    INVESTMENT
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
MULTISTRATEGY BOND FUND
Class C
April 30, 2006*                                  10.31               .16               (.14)            .02
October 31, 2005                                 10.63               .24               (.20)            .04
October 31, 2004                                 10.54               .17                .31             .48
October 31, 2003                                 10.03               .23                .50             .73
October 31, 2002                                 10.20               .30               (.04)            .26
October 31, 2001                                  9.60               .46                .62            1.08
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  10.32               .20               (.14)            .06
October 31, 2005                                 10.64               .32               (.20)            .12
October 31, 2004                                 10.55               .24                .32             .56
October 31, 2003                                 10.03               .31                .50             .81
October 31, 2002                                 10.21               .38               (.06)            .32
October 31, 2001                                  9.61               .53                .62            1.15
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  10.33               .21               (.14)            .07
October 31, 2005                                 10.65               .35               (.21)            .14
October 31, 2004                                 10.56               .27                .31             .58
October 31, 2003                                 10.04               .34                .50             .84
October 31, 2002                                 10.22               .40               (.05)            .35
October 31, 2001                                  9.61               .56                .63            1.19
--------------------------------------------------------------------------------------------------------------
TAX EXEMPT BOND FUND
Class C
April 30, 2006*                                  21.45               .28               (.14)            .14
October 31, 2005                                 22.03               .51               (.61)           (.10)
October 31, 2004                                 21.99               .53                .04             .57
October 31, 2003                                 21.94               .58                .07             .65
October 31, 2002                                 21.76               .60                .22             .82
October 31, 2001                                 20.83               .68                .95            1.63
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  21.52               .36               (.14)            .22
October 31, 2005                                 22.10               .67               (.60)            .07
October 31, 2004                                 22.06               .69                .04             .73
October 31, 2003                                 21.99               .75                .06             .81
October 31, 2002                                 21.81               .78                .18             .96
October 31, 2001                                 20.87               .84                .95            1.79
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  21.49               .39               (.15)            .24
October 31, 2005                                 22.07               .72               (.60)            .12
October 31, 2004                                 22.03               .75                .03             .78
October 31, 2003                                 21.96               .80                .07             .87
October 31, 2002                                 21.79               .83                .18            1.01
October 31, 2001                                 20.84               .89                .96            1.85
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------------------------------------------------------
MULTISTRATEGY BOND FUND
Class C
April 30, 2006*                                 (.16)              (.02)            --
October 31, 2005                                (.23)              (.13)            --
October 31, 2004                                (.24)              (.15)            --
October 31, 2003                                (.22)                --             --
October 31, 2002                                (.43)                --             --
October 31, 2001                                (.48)                --             --
----------------------------------------------------------------------------------------
Class E
April 30, 2006*                                 (.20)              (.02)            --
October 31, 2005                                (.31)              (.13)            --
October 31, 2004                                (.32)              (.15)            --
October 31, 2003                                (.29)                --             --
October 31, 2002                                (.50)                --             --
October 31, 2001                                (.55)                --             --
----------------------------------------------------------------------------------------
Class S
April 30, 2006*                                 (.21)              (.02)            --
October 31, 2005                                (.33)              (.13)            --
October 31, 2004                                (.34)              (.15)            --
October 31, 2003                                (.32)                --             --
October 31, 2002                                (.53)                --             --
October 31, 2001                                (.58)                --             --
----------------------------------------------------------------------------------------
TAX EXEMPT BOND FUND
Class C
April 30, 2006*                                 (.28)                --             --
October 31, 2005                                (.48)                --             --
October 31, 2004                                (.53)                --             --
October 31, 2003                                (.60)                --             --
October 31, 2002                                (.64)                --             --
October 31, 2001                                (.70)                --             --
----------------------------------------------------------------------------------------
Class E
April 30, 2006*                                 (.36)                --             --
October 31, 2005                                (.65)                --             --
October 31, 2004                                (.69)                --             --
October 31, 2003                                (.74)                --             --
October 31, 2002                                (.78)                --             --
October 31, 2001                                (.85)                --             --
----------------------------------------------------------------------------------------
Class S
April 30, 2006*                                 (.38)                --             --
October 31, 2005                                (.70)                --             --
October 31, 2004                                (.74)                --             --
October 31, 2003                                (.80)                --             --
October 31, 2002                                (.84)                --             --
October 31, 2001                                (.90)                --             --
----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 206  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,         (%)             NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.18)             10.15                 .17              76,474
          (.36)             10.31                 .35              69,427
          (.39)             10.63                4.66              53,573
          (.22)             10.54                7.37              36,397
          (.43)             10.03                2.71              24,569
          (.48)             10.20               11.58              15,926
-----------------------------------------------------------------------------
          (.22)             10.16                 .55              45,072
          (.44)             10.32                1.10              38,311
          (.47)             10.64                5.43              31,621
          (.29)             10.55                8.23              20,975
          (.50)             10.03                3.36              14,017
          (.55)             10.21               12.40              12,675
-----------------------------------------------------------------------------
          (.23)             10.17                 .67           2,144,288
          (.46)             10.33                1.35           1,771,524
          (.49)             10.65                5.68           1,284,520
          (.32)             10.56                8.49             886,596
          (.53)             10.04                3.72             595,577
          (.58)             10.22               12.68             622,518
-----------------------------------------------------------------------------
          (.28)             21.31                 .63              10,976
          (.48)             21.45                (.46)             10,493
          (.53)             22.03                2.62              10,611
          (.60)             21.99                2.98               8,701
          (.64)             21.94                3.84               7,179
          (.70)             21.76                7.95               2,248
-----------------------------------------------------------------------------
          (.36)             21.38                1.01               9,869
          (.65)             21.52                 .31               8,572
          (.69)             22.10                3.38               6,488
          (.74)             22.06                3.75               5,849
          (.78)             21.99                4.54               5,051
          (.85)             21.81                8.77               6,398
-----------------------------------------------------------------------------
          (.38)             21.35                1.13             251,714
          (.70)             21.49                 .55             228,604
          (.74)             22.07                3.64             185,587
          (.80)             22.03                4.01             144,402
          (.84)             21.96                4.77             148,675
          (.90)             21.79                9.09             140,352
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---------------------------------------------------------------------------------
           1.86                1.86                 3.17               87.95
           1.87                1.87                 2.31              196.81
           1.89                1.89                 1.58              221.31
           1.94                1.95                 2.22              281.71
           1.85                1.85                 3.08              252.09
           1.89                1.89                 4.63              176.44
---------------------------------------------------------------------------------
           1.11                1.12                 3.92               87.95
           1.12                1.12                 3.06              196.81
           1.14                1.14                 2.32              221.31
           1.18                1.19                 3.01              281.71
           1.17                1.17                 3.80              252.09
           1.14                1.14                 5.33              176.44
---------------------------------------------------------------------------------
            .86                 .87                 4.17               87.95
            .87                 .87                 3.32              196.81
            .89                 .89                 2.58              221.31
            .94                 .94                 3.22              281.71
            .92                 .92                 4.06              252.09
            .89                 .89                 5.66              176.44
---------------------------------------------------------------------------------
           1.55                1.55                 2.64               29.67
           1.53                1.53                 2.31               43.13
           1.53                1.53                 2.39               36.68
           1.56                1.56                 2.62               37.46
           1.56                1.56                 2.82               39.83
           1.53                1.53                 3.18               31.16
---------------------------------------------------------------------------------
            .80                 .80                 3.40               29.67
            .78                 .78                 3.07               43.13
            .78                 .78                 3.14               36.68
            .81                 .81                 3.37               37.46
            .83                 .83                 3.57               39.83
            .78                 .78                 3.93               31.16
---------------------------------------------------------------------------------
            .55                 .55                 3.64               29.67
            .53                 .53                 3.31               43.13
            .53                 .53                 3.39               36.68
            .56                 .56                 3.62               37.46
            .57                 .57                 3.84               39.83
            .53                 .53                 4.21               31.16
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  207

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED     TOTAL FROM
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED    INVESTMENT
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
Class C
April 30, 2006*                                  17.68                --(d)            1.26            1.26
October 31, 2005                                 16.55               .01               1.14            1.15
October 31, 2004                                 15.02              (.06)              1.59            1.53
October 31, 2003                                 12.61              (.04)              2.45            2.41
October 31, 2002                                 15.60              (.06)             (2.93)          (2.99)
October 31, 2001                                 20.68              (.10)             (4.98)          (5.08)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  18.09               .07               1.29            1.36
October 31, 2005                                 16.93               .15               1.15            1.30
October 31, 2004                                 15.30               .06               1.63            1.69
October 31, 2003                                 12.83               .06               2.50            2.56
October 31, 2002                                 15.78               .05              (2.95)          (2.90)
October 31, 2001 (1)                             20.10               .03              (4.25)          (4.22)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  18.16               .10               1.29            1.39
October 31, 2005                                 16.99               .20               1.15            1.35
October 31, 2004                                 15.34               .10               1.63            1.73
October 31, 2003                                 12.87               .10               2.48            2.58
October 31, 2002                                 15.81               .09              (2.95)          (2.86)
October 31, 2001                                 20.87               .08              (5.04)          (4.96)
--------------------------------------------------------------------------------------------------------------
TAX-MANAGED MID & SMALL CAP FUND
Class C
April 30, 2006*                                  11.59              (.06)              1.95            1.89
October 31, 2005                                 10.17              (.12)              1.54            1.42
October 31, 2004                                  9.33              (.13)               .97             .84
October 31, 2003                                  7.12              (.08)              2.29            2.21
October 31, 2002                                  7.88              (.09)              (.67)           (.76)
October 31, 2001                                 11.07              (.08)             (3.11)          (3.19)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  12.13              (.02)              2.05            2.03
October 31, 2005                                 10.56              (.04)              1.61            1.57
October 31, 2004                                  9.62              (.06)              1.00             .94
October 31, 2003                                  7.28              (.02)              2.36            2.34
October 31, 2002                                  8.00              (.03)              (.69)           (.72)
October 31, 2001 (1)                             10.00              (.01)             (1.99)          (2.00)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  12.27                --(d)            2.07            2.07
October 31, 2005                                 10.65              (.01)              1.63            1.62
October 31, 2004                                  9.68              (.03)              1.00             .97
October 31, 2003                                  7.31                --(d)            2.37            2.37
October 31, 2002                                  8.02              (.01)              (.69)           (.70)
October 31, 2001                                 11.15               .01              (3.14)          (3.13)
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
Class C
April 30, 2006*                                    --                --             --
October 31, 2005                                 (.02)               --             --
October 31, 2004                                   --                --             --
October 31, 2003                                   --                --             --
October 31, 2002                                   --                --             --
October 31, 2001                                   --                --             --
----------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  (.10)               --             --
October 31, 2005                                 (.14)               --             --
October 31, 2004                                 (.06)               --             --
October 31, 2003                                 (.09)               --             --
October 31, 2002                                 (.05)               --             --
October 31, 2001 (1)                             (.10)               --             --
----------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  (.14)               --             --
October 31, 2005                                 (.18)               --             --
October 31, 2004                                 (.08)               --             --
October 31, 2003                                 (.11)               --             --
October 31, 2002                                 (.08)               --             --
October 31, 2001                                 (.10)               --             --
----------------------------------------------------------------------------------------
TAX-MANAGED MID & SMALL CAP FUND
Class C
April 30, 2006*                                    --                --             --
October 31, 2005                                   --                --             --
October 31, 2004                                   --                --             --
October 31, 2003                                   --                --             --
October 31, 2002                                   --                --             --
October 31, 2001                                   --                --             --
----------------------------------------------------------------------------------------
Class E
April 30, 2006*                                    --                --             --
October 31, 2005                                   --                --             --
October 31, 2004                                   --                --             --
October 31, 2003                                   --                --             --
October 31, 2002                                   --                --             --
October 31, 2001 (1)                               --                --             --
----------------------------------------------------------------------------------------
Class S
April 30, 2006*                                    --                --             --
October 31, 2005                                   --                --             --
October 31, 2004                                   --                --             --
October 31, 2003                                   --                --             --
October 31, 2002                                 (.01)               --             --
October 31, 2001                                   --                --             --
----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 208  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,         (%)             NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
            --              18.94                7.13              18,621
          (.02)             17.68                6.94              16,955
            --              16.55               10.19              13,304
            --              15.02               19.11              10,022
            --              12.61              (19.17)              7,740
            --              15.60              (24.57)              7,611
-----------------------------------------------------------------------------
          (.10)             19.35                7.54              10,857
          (.14)             18.09                7.72               8,695
          (.06)             16.93               11.05               5,991
          (.09)             15.30               20.04               4,743
          (.05)             12.83              (18.47)              2,618
          (.10)             15.78              (21.10)              3,359
-----------------------------------------------------------------------------
          (.14)             19.41                7.68             433,656
          (.18)             18.16                7.98             386,605
          (.08)             16.99               11.33             342,640
          (.11)             15.34               20.24             307,458
          (.08)             12.87              (18.21)            345,335
          (.10)             15.81              (23.86)            448,557
-----------------------------------------------------------------------------
            --              13.48               16.31              11,560
            --              11.59               13.96               9,295
            --              10.17                9.00               6,041
            --               9.33               31.04               5,025
            --               7.12               (9.65)              3,450
            --               7.88              (28.88)              2,688
-----------------------------------------------------------------------------
            --              14.16               16.74               2,179
            --              12.13               14.87               1,663
            --              10.56                9.77               1,279
            --               9.62               32.14                 850
            --               7.28               (9.00)                885
            --               8.00              (20.00)                837
-----------------------------------------------------------------------------
            --              14.34               16.87             192,661
            --              12.27               15.21             156,596
            --              10.65               10.02             123,045
            --               9.68               32.42             106,738
          (.01)              7.31               (8.77)             82,523
            --               8.02              (28.14)             90,095
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---------------------------------------------------------------------------------
           1.91                1.91                  .02               17.74
           1.91                1.91                  .08               42.92
           1.92                1.92                 (.38)              32.15
           1.94                1.94                 (.30)             127.47
           1.91                1.91                 (.40)              65.39
           1.88                1.88                 (.56)              52.57
---------------------------------------------------------------------------------
           1.16                1.17                  .76               17.74
           1.16                1.16                  .84               42.92
           1.17                1.17                  .37               32.15
           1.19                1.19                  .46              127.47
           1.16                1.16                  .36               65.39
           1.15                1.15                  .16               52.57
---------------------------------------------------------------------------------
            .91                 .91                 1.01               17.74
            .90                 .91                 1.12               42.92
            .92                 .92                  .62               32.15
            .94                 .94                  .71              127.47
            .91                 .91                  .58               65.39
            .88                 .88                  .45               52.57
---------------------------------------------------------------------------------
           2.25                2.34                (1.02)              26.72
           2.24                2.37                (1.06)              57.90
           2.25                2.34                (1.33)             203.33
           2.25                2.49                (1.06)              81.91
           2.25                2.53                (1.12)              89.13
           2.25                2.54                 (.93)             105.31
---------------------------------------------------------------------------------
           1.50                1.59                 (.28)              26.72
           1.48                1.62                 (.32)              57.90
           1.50                1.59                 (.58)             203.33
           1.50                1.74                 (.31)              81.91
           1.50                1.78                 (.37)              89.13
           1.50                1.84                 (.16)             105.31
---------------------------------------------------------------------------------
           1.25                1.34                 (.02)              26.72
           1.22                1.38                 (.06)              57.90
           1.25                1.34                 (.32)             203.33
           1.25                1.49                 (.06)              81.91
           1.25                1.53                 (.13)              89.13
           1.25                1.54                  .07              105.31
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  209

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED     TOTAL FROM
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED    INVESTMENT
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
SELECT GROWTH FUND
Class C
April 30, 2006*                                   7.45               (.05)              .63             .58
October 31, 2005                                  6.85               (.08)              .68             .60
October 31, 2004                                  6.85               (.11)              .11              --
October 31, 2003                                  5.23               (.09)             1.71            1.62
October 31, 2002                                  6.65               (.10)            (1.32)          (1.42)
October 31, 2001 (2)                             10.00               (.08)            (3.27)          (3.35)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006*                                   7.76               (.01)              .66             .65
October 31, 2005                                  7.08               (.01)              .69             .68
October 31, 2004                                  7.03               (.05)              .10             .05
October 31, 2003                                  5.31               (.04)             1.76            1.72
October 31, 2002                                  6.68               (.04)            (1.33)          (1.37)
October 31, 2001 (2)                             10.00               (.02)            (3.30)          (3.32)
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2006*                                   7.91                 --(d)            .67             .67
October 31, 2005                                  7.19                .01               .71             .72
October 31, 2004                                  7.10               (.02)              .11             .09
October 31, 2003                                  5.35               (.02)             1.77            1.75
October 31, 2002                                  6.71               (.02)            (1.34)          (1.36)
October 31, 2001 (2)                             10.00                 --(d)          (3.29)          (3.29)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006*                                   7.87                 --(d)            .66             .66
October 31, 2005                                  7.15                 --(d)            .72             .72
October 31, 2004                                  7.08               (.03)              .10             .07
October 31, 2003                                  5.34               (.02)             1.76            1.74
October 31, 2002                                  6.71               (.02)            (1.35)          (1.37)
October 31, 2001 (2)                             10.00                 --(d)          (3.29)          (3.29)
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
-----------------------------------------------------------------------------------------
SELECT GROWTH FUND
Class C
April 30, 2006*                                    --(d)             --             --
October 31, 2005                                   --                --             --
October 31, 2004                                   --                --             --
October 31, 2003                                   --                --             --
October 31, 2002                                   --                --             --
October 31, 2001 (2)                               --                --             --
-----------------------------------------------------------------------------------------
Class E
April 30, 2006*                                    --(d)             --             --
October 31, 2005                                   --                --             --
October 31, 2004                                   --                --             --
October 31, 2003                                   --                --             --
October 31, 2002                                   --                --             --
October 31, 2001 (2)                               --                --             --
-----------------------------------------------------------------------------------------
Class I
April 30, 2006*                                    --(d)             --             --
October 31, 2005                                   --                --             --
October 31, 2004                                   --                --             --
October 31, 2003                                   --                --             --
October 31, 2002                                   --                --             --
October 31, 2001 (2)                               --                --             --
-----------------------------------------------------------------------------------------
Class S
April 30, 2006*                                    --(d)             --             --
October 31, 2005                                   --                --             --
October 31, 2004                                   --                --             --
October 31, 2003                                   --                --             --
October 31, 2002                                   --                --             --
October 31, 2001 (2)                               --                --             --
-----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 210  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,         (%)             NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
            --               8.03                7.79              10,164
            --               7.45                8.76               8,149
            --               6.85                (.15)              5,942
            --               6.85               31.17               3,265
            --               5.23              (21.35)              1,341
            --               6.65              (33.50)              1,017
-----------------------------------------------------------------------------
            --               8.41                8.38               4,688
            --               7.76                9.60               4,255
            --               7.08                 .71               5,749
            --               7.03               32.39               4,865
            --               5.31              (20.51)              2,814
            --               6.68              (33.20)              2,714
-----------------------------------------------------------------------------
            --               8.58                8.47             110,777
            --               7.91               10.17             112,112
            --               7.19                1.13              60,006
            --               7.10               32.71              32,003
            --               5.35              (20.27)             18,150
            --               6.71              (32.90)             21,044
-----------------------------------------------------------------------------
            --               8.53                8.39              71,963
            --               7.87               10.07              57,324
            --               7.15                 .99              51,569
            --               7.08               32.58              42,421
            --               5.34              (20.42)             24,389
            --               6.71              (32.90)             24,072
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---------------------------------------------------------------------------------
            2.21               2.26                (1.20)              66.32
            2.23               2.32                (1.15)             127.68
            2.25               2.50                (1.53)             134.00
            2.20               2.74                (1.57)             149.76
            2.11               2.82                (1.53)             212.37
            2.17               2.97                (1.32)             169.36
---------------------------------------------------------------------------------
            1.34               1.39                 (.33)              66.32
            1.28               1.40                 (.15)             127.68
            1.36               1.54                 (.65)             134.00
            1.26               1.79                 (.62)             149.76
            1.16               1.87                 (.58)             212.37
            1.29               2.05                 (.45)             169.36
---------------------------------------------------------------------------------
             .95               1.13                  .07               66.32
             .92               1.08                  .12              127.68
             .95               1.20                 (.23)             134.00
             .93               1.58                 (.31)             149.76
             .89               1.65                 (.31)             212.37
             .89               1.75                 (.03)             169.36
---------------------------------------------------------------------------------
            1.13               1.18                 (.12)              66.32
            1.06               1.18                  .04              127.68
            1.09               1.27                 (.38)             134.00
            1.03               1.56                 (.40)             149.76
             .97               1.68                 (.39)             212.37
             .94               1.74                 (.09)             169.36
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  211

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED     TOTAL FROM
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED    INVESTMENT
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
SELECT VALUE FUND
Class C
April 30, 2006*                                  11.27                 --(d)           1.29            1.29
October 31, 2005                                 10.15               (.02)             1.16            1.14
October 31, 2004                                  8.97               (.03)             1.22            1.19
October 31, 2003                                  7.41               (.01)             1.58            1.57
October 31, 2002                                  8.51               (.02)            (1.07)          (1.09)
October 31, 2001 (2)                             10.00                 --(d)          (1.48)          (1.48)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  11.43                .05              1.32            1.37
October 31, 2005                                 10.28                .09              1.16            1.25
October 31, 2004                                  9.05                .05              1.23            1.28
October 31, 2003                                  7.46                .06              1.58            1.64
October 31, 2002                                  8.53                .06             (1.07)          (1.01)
October 31, 2001 (2)                             10.00                .05             (1.48)          (1.43)
--------------------------------------------------------------------------------------------------------------
Class I
April 30, 2006*                                  11.46                .07              1.32            1.39
October 31, 2005                                 10.30                .13              1.17            1.30
October 31, 2004                                  9.07                .10              1.22            1.32
October 31, 2003                                  7.46                .08              1.61            1.69
October 31, 2002                                  8.54                .08             (1.07)           (.99)
October 31, 2001 (2)                             10.00                .09             (1.48)          (1.39)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  11.44                .06              1.31            1.37
October 31, 2005                                 10.29                .11              1.16            1.27
October 31, 2004                                  9.05                .08              1.24            1.32
October 31, 2003                                  7.45                .07              1.60            1.67
October 31, 2002                                  8.53                .07             (1.07)          (1.00)
October 31, 2001 (2)                             10.00                .08             (1.48)          (1.40)
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------------------------------------------------------
SELECT VALUE FUND
Class C
April 30, 2006*                                  (.02)             (.64)            --
October 31, 2005                                 (.01)             (.01)            --
October 31, 2004                                 (.01)               --             --
October 31, 2003                                 (.01)               --             --
October 31, 2002                                 (.01)               --             --
October 31, 2001 (2)                             (.01)               --             --
----------------------------------------------------------------------------------------
Class E
April 30, 2006*                                  (.05)             (.64)            --
October 31, 2005                                 (.09)             (.01)            --
October 31, 2004                                 (.05)               --             --
October 31, 2003                                 (.05)               --             --
October 31, 2002                                 (.06)               --             --
October 31, 2001 (2)                             (.04)               --             --
----------------------------------------------------------------------------------------
Class I
April 30, 2006*                                  (.07)             (.64)            --
October 31, 2005                                 (.13)             (.01)            --
October 31, 2004                                 (.09)               --             --
October 31, 2003                                 (.08)               --             --
October 31, 2002                                 (.09)               --             --
October 31, 2001 (2)                             (.07)               --             --
----------------------------------------------------------------------------------------
Class S
April 30, 2006*                                  (.06)             (.64)            --
October 31, 2005                                 (.11)             (.01)            --
October 31, 2004                                 (.08)               --             --
October 31, 2003                                 (.07)               --             --
October 31, 2002                                 (.08)               --             --
October 31, 2001 (2)                             (.07)               --             --
----------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 212  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,         (%)             NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.66)             11.90               11.83              24,822
          (.02)             11.27               11.23              21,228
          (.01)             10.15               13.24              16,834
          (.01)              8.97               21.19               9,972
          (.01)              7.41              (12.82)              2,061
          (.01)              8.51              (14.76)              1,844
-----------------------------------------------------------------------------
          (.69)             12.11               12.45              10,241
          (.10)             11.43               12.14               8,770
          (.05)             10.28               14.31               9,167
          (.05)              9.05               22.01               7,778
          (.06)              7.46              (11.86)              3,314
          (.04)              8.53              (14.33)              3,155
-----------------------------------------------------------------------------
          (.71)             12.14               12.60             121,299
          (.14)             11.46               12.63             135,759
          (.09)             10.30               14.77             102,397
          (.08)              9.07               22.60              74,600
          (.09)              7.46              (11.72)             35,169
          (.07)              8.54              (13.92)             28,983
-----------------------------------------------------------------------------
          (.70)             12.11               12.43             233,237
          (.12)             11.44               12.36             198,551
          (.08)             10.29               14.61             173,635
          (.07)              9.05               22.53             128,383
          (.08)              7.45              (11.78)             31,806
          (.07)              8.53              (14.04)             31,288
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---------------------------------------------------------------------------------
            2.11               2.12                  .05               46.68
            2.18               2.20                 (.18)              84.74
            2.25               2.32                 (.31)              96.07
            2.15               2.42                 (.12)             105.71
            2.00               2.40                 (.27)              92.95
            2.00               2.64                   --               71.75
---------------------------------------------------------------------------------
            1.26               1.26                  .91               46.68
            1.25               1.30                  .78               84.74
            1.39               1.39                  .55               96.07
            1.21               1.48                  .77              105.71
            1.04               1.43                  .70               92.95
            1.25               1.85                  .76               71.75
---------------------------------------------------------------------------------
             .94                .94                 1.26               46.68
             .86                .91                 1.14               84.74
             .95                .95                 1.00               96.07
             .90               1.23                 1.12              105.71
             .79               1.22                  .95               92.95
             .79               1.48                 1.25               71.75
---------------------------------------------------------------------------------
            1.10               1.10                 1.06               46.68
            1.07               1.10                  .95               84.74
            1.10               1.10                  .84               96.07
            1.01               1.28                 1.03              105.71
             .87               1.27                  .86               92.95
             .86               1.50                 1.18               71.75
---------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  213

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
*     For the six months ended April 30, 2006 (Unaudited).
(1)   For the period December 6, 2000 (commencement of sale) to October 31,
      2001.
(2) For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d)   Less than $.01 per share.
(e) May reflect amounts waived and/or reimbursed by FRIMCo as the investment advisor and transfer agent.

See accompanying notes which are an integral part of the financial statements.

 214  Notes to Financial Highlights

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company" or "FRIC") is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on fourteen of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   On or about July 1, 2006, Frank Russell Investment Company expects to change its name to Russell Investment Company, and Frank Russell Investment Management Company expects to change its name to Russell Investment Management Company.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

   Security Valuation

   The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.

   Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - Equity securities traded on a national securities foreign exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Fund's Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

                                              Notes to Financial Statements  215

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. FRIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. FRIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. FRIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment Income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Federal Income Taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision was required for the Funds.

   Dividends and Distributions to Shareholders

   For all Funds, income and capital gain distributions, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

      DECLARED                            PAYABLE                                            FUNDS
      ------------------------------------------------------------------------------------------------------------------------
      Monthly              Early in the following month           Tax-Exempt Bond, Diversified Bond and Multistrategy Bond
                                                                  Funds
      Quarterly            April, July, October and December      Diversified Equity, Quantitative Equity, Real Estate
                                                                  Securities, Short Duration Bond and Select Value Funds
      Annually             Mid-December                           Special Growth, International Securities, Emerging Markets,
                                                                  Tax-Managed Large Cap, Tax-Managed Mid & Small Cap and
                                                                  Select Growth Funds

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards.

 216  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Adviser"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Class Allocation

   The Funds presented herein offer the following classes of shares: Class C, Class E, Class I and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Foreign Currency Translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Capital Gains Taxes

   The International Securities Fund and Emerging Markets Fund may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Funds have recorded a deferred tax liability in respect of the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at April 30, 2006. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Asset and Liabilities for the Funds. The amounts related to capital gains taxes are included in net realized gain (loss) on investments in the Statements of Operations for the Funds.

                                                DEFERRED TAX        CAPITAL GAINS
   FUNDS                                          LIABILITY             TAXES
   --------------------------------------------------------------------------------
   International Securities                   $          22,098   $          24,294
   Emerging Markets                                   1,813,192             519,400

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

                                              Notes to Financial Statements  217

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   The Funds typically use derivatives in two ways: hedging and return enhancement. The Funds may use a hedging strategy for their cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign Currency Exchange Contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Securities Fund may enter into forward foreign currency overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Emerging Markets, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at April 30, 2006 are presented on the Schedule of Investments for the applicable Funds.

   Forward Commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Loan Agreements

   The Multistrategy Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended April 30, 2006, there were no unfunded loan commitments in the Multistrategy Bond Fund.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call

 218  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The Funds presented herein may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of April 30, 2006 the Multistrategy Bond Fund had cash collateral balances of $101,023 in connection with futures contracts purchased (sold).

   Swap Agreements

   The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

   The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   The Short Duration Bond, Diversified Bond, Multistrategy Bond and International Securities Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   Interest rate swaps are a counterparty agreement and can be customized to meet each parties needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay

                                              Notes to Financial Statements  219

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

   The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. To the extent that the Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   Investments in Emerging Markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund and International Securities Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended April 30, 2006, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

FUNDS                         PURCHASES             SALES
---------------------------------------------------------------
Diversified Equity        $   1,684,684,064   $   1,365,226,137
Special Growth                  809,039,929         834,291,389
Quantitative Equity           1,796,864,193       1,442,548,175
International Securities        971,442,424         849,883,913
Emerging Markets                276,411,601          47,287,406
Real Estate Securities          449,623,873         473,458,002
Short Duration Bond             217,612,212         328,019,837
Diversified Bond                590,757,783         383,398,832

---------------------------------------------------------------
FUNDS                         PURCHASES             SALES
Multistrategy Bond        $     857,539,631   $     550,149,012
Tax Exempt Bond                 103,934,901          72,169,405
Tax-Managed Large Cap            87,265,269          74,383,189
Tax-Managed Mid & Small
   Cap                           61,604,012          47,287,406
Select Growth                   115,551,305         116,383,127
Select Value                    162,981,703         172,488,163

   Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

   FUNDS                                       PURCHASES               SALES
   --------------------------------------------------------------------------------
   Short Duration Bond                    $       107,637,766   $       112,843,960
   Diversified Bond                               759,123,515           753,970,514
   Multistrategy Bond                           1,000,152,921         1,031,492,397

 220  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Written Options Contracts

   Transactions in written options contracts for the period ended April 30, 2006 for the following Funds were as follows:

                                               INTERNATIONAL SECURITIES FUND                     EMERGING MARKETS FUND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2005                           40    $           173,744                    286    $           723,862
   Opened                                                421              1,888,501                  1,547              2,816,683
   Closed                                               (331)            (1,527,350)                (1,087)            (2,560,738)
   Expired                                                --                     --                     --                     --
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding April 30, 2006                            130    $           534,895                    746    $           979,807
                                         ===================    ===================    ===================    ===================

                                                  SHORT DURATION BOND FUND                       DIVERSIFIED BOND FUND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2005                          160    $           321,656                    377    $           169,060
   Opened                                                257                393,965                    997                508,845
   Closed                                                 (1)               (25,650)                   (66)               (26,311)
   Expired                                                (2)               (17,155)                  (470)              (145,046)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding April 30, 2006                            414    $           672,816                    838    $           506,548
                                         ===================    ===================    ===================    ===================

                                                      MULTISTRATEGY BOND FUND
                                             ------------------------------------------
                                                  NUMBER OF              PREMIUMS
                                                  CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------
   Outstanding October 31, 2005                              535    $           563,340
   Opened                                                  1,699              1,159,123
   Closed                                                     (2)               (55,288)
   Expired                                                  (962)              (287,615)
                                             -------------------    -------------------
   Outstanding April 30, 2006                              1,270    $         1,379,560
                                             ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are

                                              Notes to Financial Statements  221

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   deemed to be of good financial standing. As of April 30, 2006, the non-cash collateral received for the securities on loan in the following funds was:

                                          NON-CASH COLLATERAL         NON-CASH COLLATERAL
   FUNDS                                         VALUE                      HOLDING
   ---------------------------------------------------------------------------------------------
   Special Growth                          $         293,668    Pool of US Government securities
   International Securities                          348,265    Pool of US Government securities

4. RELATED PARTIES

   Adviser and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager evaluation services to FRIMCo.

   The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) and also may invest a portion of the collateral received from the Investment Company's securities lending program, in the Investment Company's Money Market and Tax Free Money Market Funds (two of the Funds of the Investment Company not presented herein). As of April 30, 2006, $1,273,743,733 of the Money Market Fund's net assets and $7,005,848 of the Tax Free Money Market Fund's net assets represents investments by the Funds presented herein and $467,460,370 of the Money Market Funds' net assets represents the investments of other FRIC Funds not presented herein.

   The advisory and administrative fees are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and total $69,138,913 and $4,792,513 respectively, for the period ended April 30, 2006.

                                         ANNUAL RATE
                               -------------------------------
FUNDS                             ADVISER       ADMINISTRATOR
--------------------------------------------------------------
Special Growth                       .90%             .05%
Emerging Markets                    1.15              .05
Real Estate Securities               .80              .05
Short Duration Bond                  .45              .05
Diversified Bond                     .40              .05
Multistrategy Bond                   .60              .05

--------------------------------------------------------------
                                         ANNUAL RATE
                               -------------------------------
FUNDS                             ADVISER       ADMINISTRATOR
Tax Exempt Bond                      .30%             .05%
Tax-Managed Large Cap                .70              .05
Tax-Managed Mid & Small Cap          .98              .05
Select Growth                        .80              .05
Select Value                         .70              .05

   For the Diversified Equity Fund, the Quantitative Equity Fund and the International Securities Fund, the advisory fee is based on the asset levels of the Funds. The advisory fee rates for these Funds are as follows:

                                             DIVERSIFIED EQUITY                QUANTITATIVE EQUITY
                                                 ANNUAL RATE                       ANNUAL RATE
                                       -------------------------------   -------------------------------
   AVERAGE DAILY NET ASSETS               ADVISORY      ADMINISTRATOR       ADVISORY      ADMINISTRATOR
   -----------------------------------------------------------------------------------------------------
   First $2 Billion                          .73%             .05%             .73%             .05%
   Next $3 Billion                           .72              .05              .72              .05
   Over $5 Billion                           .70              .05              .70              .05

                                          INTERNATIONAL SECURITIES
                                                 ANNUAL RATE
                                       -------------------------------
   AVERAGE DAILY NET ASSETS               ADVISORY      ADMINISTRATOR
   ----------------------------------
   First $2 Billion                          .90%             .05%
   Next $3 Billion                           .89              .05
   Over $5 Billion                           .87              .05

   For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2007, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Tax-Managed Mid & Small Cap Fund do not include 12b-1 fees or shareholder servicing fees. The total amount of the waiver for the period ended April 30, 2006 was $84,736. There were no reimbursements for the period ended April 30, 2006.

   For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2007, up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory or administrative fees is required for any class of shares of the Fund, advisory or administrative fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expense for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%,

 222  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   respectively. The total amount of the waiver for the period ended April 30, 2006 was $47,099. There were no contractual reimbursements for the period ended April 30, 2006.

   For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2007, up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory or administrative fees is required for any class of shares of the Fund, advisory or administrative fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expense for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. There were no waivers or reimbursements for the period ended April 30, 2006.

   The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

   Special Service Charge

   Special servicing agreements were entered into in February 1999 by the Adviser and were approved annually by the Funds' Board of Trustees. The special servicing agreements were between the Fund of Funds (a group of nine LifePoints Funds and the Tax-Managed Global Equity Fund which invest in a combination of Class S shares of the Investment Company's portfolios) and the "Underlying Funds," in which the Fund of Funds invest, which includes the Diversified Equity Fund, Special Growth Fund, Quantitative Equity Fund, International Securities Fund, Emerging Markets Fund, Real Estate Securities Fund, Short Duration Bond Fund, Diversified Bond Fund, Multistrategy Bond Fund, Tax-Managed Large Cap Fund and Tax-Managed Small Cap Fund. In accordance with the special servicing agreements, certain expenses from the operation of the Fund of Funds were borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund of Funds. No Underlying Funds were charged expenses that exceeded the estimated savings to each respective Underlying Fund. These estimated savings appeared in the form of reduced transfer agent costs resulting from the elimination of separate shareholder accounts which were invested in the Underlying Funds. Rather than having each investor open a shareholder account to invest individually in the Underlying Funds, the Fund of Funds acted as omnibus accounts combining thousands of individual shareholder accounts into a single account. This benefited the Underlying Funds, by reducing the number of shareholder accounts that needed to be maintained, and by the omnibus accounts' netting out the trades of individual shareholders to a point where the Fund of Funds only executed one trade each day with each Underlying Fund. In the event that the financial benefits to the Underlying Funds did not exceed aggregate expenses of any Fund of Fund, the Adviser reimbursed the respective Underlying Funds. The Adviser did not have the ability to recover amounts reimbursed from previous periods. This arrangement was discontinued on June 30, 2005.

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period ended April 30, 2006, the Fund's custodian fees were reduced by the following amounts under these arrangements:

                                         AMOUNT
FUNDS                                     PAID
---------------------------------------------------
Diversified Equity                   $        3,081
Special Growth                                2,377
Quantitative Equity                           4,170
International Securities                      2,303
Emerging Markets                              4,320
Real Estate Securities                        3,322
Short Duration Bond                          14,882

---------------------------------------------------
                                         AMOUNT
FUNDS                                     PAID
Diversified Bond                     $       21,760
Multistrategy Bond                           70,925
Tax Exempt Bond                               1,146
Tax-Managed Large Cap                           257
Tax-Managed Mid & Small Cap                     368
Select Growth                                   222
Select Value                                    190

   Transfer agent

   FRIMCo serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, FRIMCo is paid a fee for transfer agency and dividend disbursing services provided to the Fund. FRIMCo retains a portion of this fee for its services provided to the Fund and pays the balance to unaffiliated agents who assist in providing these services. Total fees for the Funds presented herein for the six months ended April 30, 2006 were $14,629,552.

                                              Notes to Financial Statements  223

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   In addition, FRIMCo has contractually agreed to waive, at least until February 28, 2007, a portion of its transfer agency fees for certain Funds. The total transfer agent fee waivers for the period ended April 30, 2006 were as follows:

                                               TA FEE
   FUND                                    WAIVER AMOUNT
   -------------------------------------------------------
   Select Growth                          $         71,257

   Distributor and Shareholder Servicing

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to Russell Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C or Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C and Class E shares on an annual basis.

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the NASD.

   Brokerage Commissions

   The Funds will effect transactions through Frank Russell Securities, Inc. ("FRS") and its global network of unaffiliated correspondent brokers. FRS is a registered broker and investment adviser and an affiliate of FRIMCo. Trades placed through FRS and its correspondents are used (i) to obtain research services for FRIMCo to assist it in its capacity as a manager of managers,
   (ii) to generate commission rebates to the Funds on whose behalf the trades were made, (iii) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions or (iv) to execute portfolio securities transactions selected by money managers. Effective January 1, 2006, the Funds began transitioning trades used to obtain research services and to generate commission rebates from FRS and LJR (as defined and described more fully below). During the transition, some of these trades may continue to be executed through FRS. For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Funds, the Funds' money managers are requested to and FRIMCo may, with respect to transactions it places, effect transactions with or through FRS and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, FRIMCo recommends targets for the amount of trading that money managers allocate through FRS based upon asset class, investment style and other factors. Research services provided to FRIMCo by FRS or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to FRIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within the Investment Company and other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients. In some cases, research may also be provided by non-affiliated brokers.

   Effective January 1, 2006, the Funds began effecting transactions though Lynch, Jones & Ryan, Inc. ("LJR") and its global network of correspondent brokers. LJR is a registered broker and is not an affiliate of the Funds or FRIMCo. Trades placed through LJR and its correspondents are used (i) to obtain research services for FRIMCo to assist it in its capacity as a manager of managers and (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Funds, the Funds' money managers are requested to and FRIMCo may, with respect to transactions it places, effect transactions with or through LJR and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, FRIMCo recommends targets for the amount of trading that money managers allocate through LJR based upon asset class, investment style and other factors. Research services provided to FRIMCo by LJR or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will be generally obtained

 224  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   from unaffiliated third parties at market rates. Research provided to FRIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within the Investment Company and other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

   FRS, LJR or other brokers also may rebate to the Funds a portion of commissions earned on certain trading by the Funds through FRS, LJR and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once FRIMCo's research budget has been met, as determined annually in the Soft Dollar Committee budgeting process.

   Amounts retained by FRS for the period ended April 30, 2006 were as follows:

FUNDS                                 AMOUNT
------------------------------------------------
Diversified Equity                $       20,215
Special Growth                             5,950
Quantitative Equity                        2,017
International Securities                   4,441
Emerging Markets                           3,174

------------------------------------------------
FUNDS                                 AMOUNT
Real Estate Securities            $        1,587
Tax-Managed Mid & Small Cap                  377
Select Growth                                944
Select Value                               2,601

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Adviser.

   Accrued fees payable to affiliates as April 30, 2006 were as follows:

                                DIVERSIFIED        SPECIAL        QUANTITATIVE    INTERNATIONAL       EMERGING       REAL ESTATE
                                   EQUITY           GROWTH           EQUITY         SECURITIES        MARKETS         SECURITIES
   -------------------------------------------------------------------------------------------------------------------------------
   Advisory fees               $    1,986,767   $      814,950   $    2,043,955   $    2,291,419   $    1,059,493   $    1,141,785
   Administration fees                135,387           45,275          139,248          126,859           46,067           71,361
   Distribution fees                   87,732           41,365           88,904           91,362           29,759           57,168
   Shareholder servicing fees          41,748           18,662           42,791           43,183           15,515           28,563
   Transfer agent fees                406,160          194,682          417,742          380,575          198,086          256,902
   Trustee fees                         8,779            3,363            9,319           22,745            1,914            4,906
                               --------------   --------------   --------------   --------------   --------------   --------------
                               $    2,666,573   $    1,118,297   $    2,741,959   $    2,956,143   $    1,350,834   $    1,560,685
                               ==============   ==============   ==============   ==============   ==============   ==============

                               SHORT DURATION
                                    BOND
   ------------------------------------------
   Advisory fees               $      414,605
   Administration fees                 46,067
   Distribution fees                   14,774
   Shareholder servicing fees          10,075
   Transfer agent fees                 92,134
   Trustee fees                         5,786
                               --------------
                               $      583,441
                               ==============

                                DIVERSIFIED     MULTISTRATEGY      TAX EXEMPT      TAX MANAGED       TAX MANAGED
                                    BOND             BOND             BOND          LARGE CAP      MID & SMALL CAP   SELECT GROWTH
   --------------------------------------------------------------------------------------------------------------------------------
   Advisory fees               $      614,290   $    1,099,592   $       66,121   $      264,528   $      169,706    $      126,089
   Administration fees                 76,786           91,633           11,008           18,893            4,441             7,739
   Distribution fees                   32,702           45,750            6,553           11,124            6,838             5,832
   Shareholder servicing fees          21,207           24,243            4,152            5,875            2,708             2,865
   Transfer agent fees                191,966          274,898           22,042           37,787           27,860            22,201
   Trustee fees                         6,118            6,025              700            1,417              578               543
                               --------------   --------------   --------------   --------------   --------------    --------------
                               $      943,069   $    1,542,141   $      110,576   $      339,624   $      212,131    $      165,269
                               ==============   ==============   ==============   ==============   ==============    ==============


                                SELECT VALUE
   ------------------------------------------
   Advisory fees               $      226,408
   Administration fees                 15,745
   Distribution fees                   14,448
   Shareholder servicing fees           6,808
   Transfer agent fees                 56,866
   Trustee fees                         1,198
                               --------------
                               $      321,473
                               ==============

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company, which has 34 Funds, and Russell Investment Funds ("RIF"), which has five Funds. Each of the Trustees is a Trustee for both FRIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $52,000 per year, $6,500 ($5,000 prior to January 1, 2006) for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Audit Committee meeting, Nominating and Governance Committee meeting or Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $500 fee for attending the meetings (quarterly, special, committee) by phone instead of receiving the full fee had the member attended in person. Trustees' out of pocket expenses are also paid by the Russell Fund Complex. During the period, the Audit Committee

                                              Notes to Financial Statements  225

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Chair was paid a fee of $12,000 per year and the Nominating and Governance Committee chair and Investment Committee chair were each paid a fee of $6,000 per year. The chairperson of the Board receives an additional $52,000 per year.

5. FEDERAL INCOME TAXES

   At October 31, 2005, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

   FUNDS                                      10/31/07           10/31/08           10/31/09           10/31/10
   ----------------------------------------------------------------------------------------------------------------
   Short Duration Bond                    $             --   $             --   $             --   $             --
   Diversified Bond                                     --                 --                 --                 --
   Tax Exempt Bond                                      --            682,095                 --                 --
   Tax-Managed Large Cap                                --                 --         39,369,989         59,069,223
   Tax-Managed Mid & Small Cap                          --                 --                 --         10,128,842
   Select Growth                                        --                 --          2,811,082         14,206,106
   Select Value                                  8,697,269            451,724          2,362,680            362,611

   FUNDS                                      10/31/11           10/31/12           10/31/13            TOTALS
   ----------------------------------------------------------------------------------------------------------------
   Short Duration Bond                    $             --   $             --   $     10,278,948   $     10,278,948
   Diversified Bond                                     --                 --          4,976,789          4,976,789
   Tax Exempt Bond                                      --            357,343                 --          1,039,438
   Tax-Managed Large Cap                                --                 --                 --         98,439,212
   Tax-Managed Mid & Small Cap                          --                 --                 --         10,128,842
   Select Growth                                   263,497                 --                 --         17,280,685
   Select Value                                         --                 --                 --         11,874,284

   Select Value Fund had a capital loss carryforward of $11,874,284 that it acquired from the Equity Income Fund and Equity III Fund of which $8,697,269, $451,724, $2,362,680, and $362,611 will expire on October 31 of the years 2007, 2008, 2009 and 2010, respectively. This capital loss carryforward can be utilized at a pace of up to $5,101,116 each year with any unused capital loss annual limitation carried over to each succeeding year or until its respective expiration dates, whichever occurs first.

   At April 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                              DIVERSIFIED          SPECIAL          QUANTITATIVE      INTERNATIONAL
                                                 EQUITY             GROWTH             EQUITY           SECURITIES
   ------------------------------------------------------------------------------------------------------------------
   Cost of Investments                      $  3,105,190,235   $  1,152,880,280   $  3,109,993,727   $  3,457,282,636
                                            ================   ================   ================   ================
   Unrealized Appreciation                  $    487,407,209   $    188,758,655   $    444,864,868   $    770,451,664
   Unrealized Depreciation                       (45,734,679)       (16,405,928)       (38,552,556)       (15,811,838)
                                            ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
     (Depreciation)                         $    441,672,530   $    172,352,727   $    406,312,312   $    754,639,826
                                            ================   ================   ================   ================

                                         EMERGING         REAL ESTATE       SHORT DURATION      DIVERSIFIED       MULTISTRATEGY
                                         MARKETS           SECURITIES            BOND               BOND               BOND
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments               $    750,147,440   $  1,245,695,240   $  1,141,779,485   $  2,638,985,383   $  2,978,682,352
                                     ================   ================   ================   ================   ================
   Unrealized Appreciation           $    432,195,470   $    598,355,461   $        673,045   $      3,664,254   $      9,933,281
   Unrealized Depreciation                 (7,347,856)        (4,608,564)       (16,162,602)       (39,272,013)       (36,245,382)
                                     ----------------   ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
     (Depreciation)                  $    424,847,614   $    593,746,897   $    (15,489,557)  $    (35,607,759)  $    (26,312,101)
                                     ================   ================   ================   ================   ================

 226  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                             TAX-MANAGED
                                        TAX EXEMPT        TAX-MANAGED        MID & SMALL           SELECT             SELECT
                                           BOND            LARGE CAP             CAP               GROWTH             VALUE
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments               $    272,815,634   $    378,057,238   $    219,996,981   $    192,375,494   $    362,074,629
                                     ================   ================   ================   ================   ================
   Unrealized Appreciation           $      2,058,304   $    115,397,625   $     51,815,622   $     28,386,681   $     64,678,467
   Unrealized Depreciation                 (2,962,323)        (5,108,430)        (3,052,015)        (3,717,662)        (4,120,244)
                                     ----------------   ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
     (Depreciation)                  $       (904,019)  $    110,289,195   $     48,763,607   $     24,669,019   $     60,558,223
                                     ================   ================   ================   ================   ================

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the periods ended April 30, 2006 and October 31, 2005 were as follows:

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
   DIVERSIFIED EQUITY                             -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 387                 913   $          17,356   $          38,059
      Proceeds from reinvestment of
         distributions                                           83                   2               3,657                  97
      Payments for shares redeemed                             (220)               (437)             (9,931)            (18,261)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                             250                 478              11,082              19,895
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 227                 342              10,528              14,843
      Proceeds from reinvestment of
         distributions                                           36                   6               1,628                 257
      Payments for shares redeemed                             (143)               (294)             (6,638)            (12,728)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                             120                  54               5,518               2,372
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               9,085              13,816             421,110             596,026
      Proceeds from reinvestment of
         distributions                                        1,755                 292              79,470              12,661
      Payments for shares redeemed                           (2,693)             (5,474)           (124,988)           (235,883)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 8,147               8,634             375,592             372,804
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               8,517               9,166   $         392,192   $         395,071
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  227

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
   SPECIAL GROWTH                                 -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 153                 316   $           7,480   $          15,054
      Proceeds from reinvestment of
         distributions                                          126                 130               5,785               6,105
      Payments for shares redeemed                             (105)               (228)             (5,171)            (10,882)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   174                 218               8,094              10,277
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  58                 208               3,022              10,673
      Proceeds from reinvestment of
         distributions                                           42                  83               2,068               4,119
      Payments for shares redeemed                              (72)               (491)             (3,768)            (25,280)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    28                (200)              1,322             (10,488)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               1,893               4,539             102,706             232,791
      Proceeds from reinvestment of
         distributions                                        1,570               1,596              79,639              81,481
      Payments for shares redeemed                           (1,985)             (3,134)           (106,516)           (162,993)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,478               3,001              75,829             151,279
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               1,680               3,019   $          85,245   $         151,068
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
   QUANTITATIVE EQUITY                            -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 463               1,084   $          17,710   $          39,574
      Proceeds from reinvestment of
         distributions                                          154                   5               5,745                 199
      Payments for shares redeemed                             (252)               (506)             (9,678)            (18,512)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   365                 583              13,777              21,261
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 264                 330              10,387              12,388
      Proceeds from reinvestment of
         distributions                                           68                  10               2,608                 359
      Payments for shares redeemed                              (89)               (321)             (3,522)            (12,054)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   243                  19               9,473                 693
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              11,094              17,055             436,583             640,244
      Proceeds from reinvestment of
         distributions                                        3,274                 424             125,905              16,035
      Payments for shares redeemed                           (3,249)             (6,785)           (127,879)           (254,740)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                11,119              10,694             434,609             401,539
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              11,727              11,296   $         457,859   $         423,493
                                                  =================   =================   =================   =================

 228  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
   INTERNATIONAL SECURITIES                       -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 265                 656   $          17,940   $          38,805
      Proceeds from reinvestment of
         distributions                                           73                  14               4,728                 784
      Payments for shares redeemed                             (145)               (251)             (9,922)            (14,956)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   193                 419              12,746              24,633
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 139                 229               9,737              14,246
      Proceeds from reinvestment of
         distributions                                           34                  10               2,297                 605
      Payments for shares redeemed                              (86)               (160)             (6,097)             (9,930)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    87                  79               5,937               4,921
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               4,032               8,450             284,259             520,578
      Proceeds from reinvestment of
         distributions                                        1,599                 478             107,525              28,531
      Payments for shares redeemed                           (2,781)             (3,183)           (197,212)           (197,878)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,850               5,745             194,572             351,231
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               3,130               6,243   $         213,255   $         380,785
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
   EMERGING MARKETS                               -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 395                 720   $           7,754   $          10,819
      Proceeds from reinvestment of
         distributions                                           79                   6               1,405                  79
      Payments for shares redeemed                             (203)               (330)             (3,997)             (4,983)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   271                 396               5,162               5,915
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 290                 368               5,852               5,846
      Proceeds from reinvestment of
         distributions                                           50                  13                 907                 190
      Payments for shares redeemed                             (162)               (384)             (3,251)             (6,138)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   178                  (3)              3,508                (102)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               5,795               9,775             115,529             151,220
      Proceeds from reinvestment of
         distributions                                        2,101                 633              38,232               9,268
      Payments for shares redeemed                           (6,678)             (6,854)           (134,377)           (107,297)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,218               3,554              19,384              53,191
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               1,667               3,947   $          28,054   $          59,004
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  229

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
   REAL ESTATE SECURITIES                         -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 196                 529   $           9,124   $          23,052
      Proceeds from reinvestment of
         distributions                                          205                 135               8,970               5,811
      Payments for shares redeemed                             (188)               (304)             (8,752)            (13,369)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   213                 360               9,342              15,494
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 144                 398               6,826              17,861
      Proceeds from reinvestment of
         distributions                                          103                  73               4,592               3,199
      Payments for shares redeemed                             (129)               (283)             (6,206)            (12,674)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   118                 188               5,212               8,386
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               3,677               8,037             174,717             355,555
      Proceeds from reinvestment of
         distributions                                        3,452               1,955             155,037              85,775
      Payments for shares redeemed                           (4,793)             (6,187)           (226,321)           (277,213)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,336               3,805             103,433             164,117
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               2,667               4,353   $         117,987   $         187,997
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
   SHORT DURATION BOND                            -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 130                 617   $           2,422   $          11,614
      Proceeds from reinvestment of
         distributions                                           16                  27                 302                 502
      Payments for shares redeemed                             (480)             (1,036)             (8,938)            (19,514)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (334)               (392)             (6,214)             (7,398)
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 169                 320               3,169               6,052
      Proceeds from reinvestment of
         distributions                                           20                  27                 377                 521
      Payments for shares redeemed                             (147)               (232)             (2,756)             (4,389)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    42                 115                 790               2,184
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               6,138              16,712             114,703             315,510
      Proceeds from reinvestment of
         distributions                                          980               1,504              18,206              28,236
      Payments for shares redeemed                          (11,399)            (15,698)           (213,078)           (296,234)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (4,281)              2,518             (80,169)             47,512
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              (4,573)              2,241   $         (85,593)  $          42,298
                                                  =================   =================   =================   =================

 230  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
   DIVERSIFIED BOND                               -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 352                 735   $           8,364   $          17,801
      Proceeds from reinvestment of
         distributions                                           32                  52                 766               1,257
      Payments for shares redeemed                             (296)               (424)             (7,004)            (10,266)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    88                 363               2,126               8,792
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 325                 713               7,737              17,317
      Proceeds from reinvestment of
         distributions                                           39                  66                 933               1,598
      Payments for shares redeemed                             (240)               (481)             (5,703)            (11,706)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   124                 298               2,967               7,209
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              13,164              20,002             305,710             474,388
      Proceeds from reinvestment of
         distributions                                        1,411               1,927              32,659              45,639
      Payments for shares redeemed                           (4,191)             (5,758)            (97,429)           (136,503)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                10,384              16,171             240,940             383,524
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              10,596              16,832   $         246,033   $         399,525
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
   MULTISTRATEGY BOND                             -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                               1,425               2,641   $          14,635   $          27,699
      Proceeds from reinvestment of
         distributions                                          118                 191               1,215               1,997
      Payments for shares redeemed                             (743)             (1,140)             (7,623)            (11,937)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   800               1,692               8,227              17,759
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 855               1,080               8,783              11,328
      Proceeds from reinvestment of
         distributions                                           84                 136                 859               1,427
      Payments for shares redeemed                             (215)               (477)             (2,206)             (4,997)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   724                 739               7,436               7,758
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              42,926              57,162             441,724             600,754
      Proceeds from reinvestment of
         distributions                                        4,028               5,721              41,363              59,962
      Payments for shares redeemed                           (7,621)            (12,051)            (78,404)           (126,465)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                39,333              50,832             404,683             534,251
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              40,857              53,263   $         420,346   $         559,768
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  231

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
   TAX EXEMPT BOND                                -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                  56                 173   $           1,192   $           3,770
      Proceeds from reinvestment of
         distributions                                            5                   8                 109                 188
      Payments for shares redeemed                              (35)               (174)               (745)             (3,785)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    26                   7                 556                 173
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  87                 161               1,879               3,512
      Proceeds from reinvestment of
         distributions                                            7                  10                 150                 220
      Payments for shares redeemed                              (30)                (66)               (669)             (1,446)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    64                 105               1,360               2,286
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,868               4,673              61,558             101,967
      Proceeds from reinvestment of
         distributions                                          166                 254               3,558               5,537
      Payments for shares redeemed                           (1,881)             (2,697)            (40,404)            (58,741)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,153               2,230              24,712              48,763
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               1,243               2,342   $          26,628   $          51,222
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
   TAX-MANAGED LARGE CAP                          -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 102                 393   $           1,893   $           6,872
      Proceeds from reinvestment of
         distributions                                           --                   1                  --                  14
      Payments for shares redeemed                              (78)               (239)             (1,434)             (4,179)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    24                 155                 459               2,707
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  95                 186               1,826               3,292
      Proceeds from reinvestment of
         distributions                                            3                   3                  51                  55
      Payments for shares redeemed                              (18)                (62)               (343)             (1,104)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    80                 127               1,534               2,243
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,233               4,824              42,622              86,084
      Proceeds from reinvestment of
         distributions                                          152                 193               2,903               3,437
      Payments for shares redeemed                           (1,331)             (3,897)            (25,459)            (69,571)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,054               1,120              20,066              19,950
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               1,158               1,402   $          22,059   $          24,900
                                                  =================   =================   =================   =================

 232  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
   TAX-MANAGED MID & SMALL CAP                    -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 114                 394   $           1,467   $           4,384
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                              (59)               (186)               (756)             (2,063)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    55                 208                 711               2,321
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  24                  62                 321                 711
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                               (7)                (46)                (97)               (541)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    17                  16                 224                 170
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               1,562               3,311              20,877              38,832
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (890)             (2,100)            (11,979)            (24,450)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   672               1,211               8,898              14,382
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                 744               1,435   $           9,833   $          16,873
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  233

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
   SELECT GROWTH                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 274                 527   $           2,173   $           3,803
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (102)               (300)               (808)             (2,175)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   172                 227               1,365               1,628
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  39                 110                 318                 810
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                              (29)               (375)               (239)             (2,825)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    10                (265)                 79              (2,015)
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               2,457               7,135              20,808              54,091
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                           (3,724)             (1,314)            (31,036)             (9,983)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (1,267)              5,821             (10,228)             44,108
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,443               3,690              20,516              27,958
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                           (1,291)             (3,612)            (10,755)            (27,581)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,152                  78               9,761                 377
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                  67               5,861   $             977   $          44,098
                                                  =================   =================   =================   =================

 234  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
   SELECT VALUE                                   -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 220                 599   $           2,526   $           6,615
      Proceeds from reinvestment of
         distributions                                          108                   3               1,204                  31
      Payments for shares redeemed                             (127)               (375)             (1,470)             (4,176)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   201                 227               2,260               2,470
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  84                 195                 979               2,201
      Proceeds from reinvestment of
         distributions                                           47                   7                 532                  79
      Payments for shares redeemed                              (52)               (326)               (603)             (3,702)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    79                (124)                908              (1,422)
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               1,109               3,950              12,952              44,387
      Proceeds from reinvestment of
         distributions                                          701                 123               7,939               1,384
      Payments for shares redeemed                           (3,661)             (2,165)            (41,806)            (24,171)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (1,851)              1,908             (20,915)             21,600
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               3,077               5,202              35,952              58,346
      Proceeds from reinvestment of
         distributions                                        1,037                 168              11,718               1,875
      Payments for shares redeemed                           (2,216)             (4,888)            (25,660)            (55,329)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,898                 482              22,010               4,892
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                 327               2,493   $           4,263   $          27,540
                                                  =================   =================   =================   =================

7. LINE OF CREDIT

   The Investment Company has a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Investment Company is charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Investment Company's Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 20, 2006 and may be renewed at that time. The Funds did not have any drawdowns for the period ended April 30, 2006.

                                              Notes to Financial Statements  235

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

8. RECORD OWNERSHIP

   As of April 30, 2006, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective
   Fund:

                                           # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Diversified Equity                              3                   51.3
   Special Growth                                  3                   41.4
   Quantitative Equity                             3                   49.9
   International Securities                        3                   49.4
   Emerging Markets                                3                   48.1
   Real Estate Securities                          2                   31.2
   Short Duration Bond                             3                   66.0
   Diversified Bond                                2                   58.6
   Multistrategy Bond                              2                   62.4
   Tax Exempt Bond                                 2                   58.9
   Tax-Managed Large Cap                           1                   53.6
   Tax-Managed Mid & Small Cap                     1                   60.4
   Select Growth                                   1                   34.3
   Select Value                                    1                   30.5

9. RESTRICTED SECURITIES

   Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

   The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by FRIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments.

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   International Securities Fund -
      0.1%
   Lotte Shopping Co.                           01/27/06           103,600             20.84             2,159             2,164
                                                                                                                  ==============
   Emerging Markets Fund - 0.1%
   Holcim Ecuador SA                            07/24/96            10,500             12.67               133               383
   Lotte Shopping Co.                           01/27/06            63,719             21.08             1,343             1,331
                                                                                                                  --------------
                                                                                                                           1,714
                                                                                                                  ==============
   Short Duration Bond Fund - 0.2%
   DG Funding Trust                             11/04/03               219         10,537.12             2,308             2,326
                                                                                                                  ==============

 236  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Diversified Bond Fund - 0.2%
   Aiful Corp.                                  08/03/05           300,000             99.72               299               289
   ASIF Global Financing                        05/18/05           120,000             99.83               120               115
   DG Funding Trust                             11/04/03               103         10,537.13             1,085             1,093
   Mastr Reperforming Loan Trust                03/09/05           917,373            102.34               939               911
   Pemex Project Funding Master Trust           01/26/06           390,000             99.64               389               369
   Rabobank Capital Funding II                  05/23/05            30,000            101.80                31                28
   Resona Preferred Global Securities
      Cayman, Ltd.                              07/20/05           375,000            100.89               378               386
   Shinsei Finance Cayman, Ltd.                 02/16/06           660,000             99.85               659               641
                                                                                                                  --------------
                                                                                                                           3,832
                                                                                                                  ==============
   Multistrategy Bond Fund - 0.4%
   DG Funding Trust                             11/04/03               191         10,537.13             2,013             2,030
   GT Group Telecom, Inc.                       01/27/00               676             48.53                33                --
   Pemex Project Funding Master Trust           01/26/06         1,130,000             99.22             1,121             1,068
   Rabobank Capital Funding II                  11/14/03           995,000            100.75             1,002               944
   Resona Preferred Global Securities
      Cayman, Ltd.                              07/25/03         3,175,000            104.15             3,307             3,264
   Russia Paris Club Participant                04/06/04        54,945,920              0.82               448               483
   Shinsei Finance Cayman, Ltd.                 02/16/06           860,000            100.48               864               835
                                                                                                                  --------------
                                                                                                                           8,624
                                                                                                                  ==============

   Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

10. DIVIDENDS

   On May 1, 2006, the Funds declared the following dividends from net investment income payable on May 4, 2006 to shareholders on record May 2, 2006.

                                            NET INVESTMENT
   FUNDS                                        INCOME
   ----------------------------------------------------------
   Diversified Bond - Class C             $            0.0582
   Diversified Bond - Class E                          0.0711
   Diversified Bond - Class S                          0.0754
   Multistrategy Bond - Class C                        0.0250
   Multistrategy Bond - Class E                        0.0305
   Multistrategy Bond - Class S                        0.0324
   Tax Exempt Bond - Class C                           0.0415
   Tax Exempt Bond - Class E                           0.0532
   Tax Exempt Bond - Class S                           0.0571

                                              Notes to Financial Statements  237

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)

--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo (the "FRIMCo Agreement") and the portfolio management contract with each Money Manager of the Funds (collectively, the "portfolio management contracts") at a meeting held on April 18, 2006. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds' shares, and the management of the Funds by FRIMCo. In preparation for the annual review, the Independent Trustees, with the advice and assistance of independent counsel, also requested and the Board considered (1) information and reports prepared by FRIMCo relating to the services provided by FRIMCo (and its affiliates) to the Funds, including information requested by the Independent Trustees; (2) information (the "Third-Party Information") received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and their respective operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by FRIMCo believed by the provider to be generally comparable in investment objectives and size to the Funds; and (3) an analysis of the Third-Party Information prepared by FRIMCo (the "FRIMCo Analysis" and, with the other information requested by the Independent Trustees or provided by FRIMCo in connection with the Board's consideration of the portfolio management contracts, the "Agreement Renewal Information") addressing, among other things, performance and expense differentials between certain Funds and their respective Comparable Funds. The Independent Trustees also received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuances.

On April 17, 2006, the Independent Trustees met in person to review the Agreement Renewal Information in a private session with independent counsel at which no representatives of FRIMCo or management were present. At the April 18 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the FRIMCo Agreement and the portfolio management contracts with management and independent counsel to the Independent Trustees. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analysis received from FRIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. FRIMCo has engaged multiple Money Managers for all Funds.

The Board considered that FRIMCo (rather than any Money Manager) is responsible under the FRIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund have been allocated among the multiple Money Managers selected by FRIMCo, subject to Board approval, for that Fund. FRIMCo manages directly a portion of certain Fund's assets as described below and otherwise exercises investment discretion over the portion of each Fund's assets that FRIMCo determines not to allocate to the money managers and for each Fund's cash reserves by selecting the individual portfolio securities for those portions of assets. FRIMCo may also directly manage portions of a Fund during transitions between money managers.

FRIMCo is responsible for selecting Money Managers for each Fund and for determining allocations and reallocations of assets among the Money Managers. Each Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by FRIMCo in accordance with the Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Fund's investment objective and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, FRIMCo is responsible for recommending to the Board the restructuring of Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on FRIMCo's research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for a Fund in a complementary manner. Therefore, FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Fund. The performance of individual Money Managers for a Fund may reflect the roles assigned to them by FRIMCo in the Fund's investment activities and any constraints placed by FRIMCo upon their selection of portfolio securities. In

 238  Basis for Approval of Investment Advisory Contracts

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

light of the foregoing, the overall performance of each Fund over appropriate periods reflects in great part the performance of FRIMCo in designing the Fund's investment program, structuring Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board also considered that the prospectuses for the Funds and other public disclosures emphasize to investors FRIMCo's role as the principal investment manager for each Fund, rather than the investment selection role of the Funds' Money Managers, and describe the manner in which the Funds operate so that investors may take the information into account when deciding to purchase shares of any such Fund.

The Board also considered the special expertise of FRIMCo with respect to the manager-of-managers structure of the Funds and the likelihood that, at the current expense ratio of each such Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager-of-managers strategy of each such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the FRIMCo Agreement, including the following:

1. The nature, scope and quality of the services provided to the Fund by FRIMCo;

2. The advisory fee paid by the Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3. Information provided by FRIMCo as to other fees and benefits received by FRIMCo or its affiliates from the Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by FRIMCo as to expenses incurred by the Fund; and

5. Information provided by FRIMCo as to the profits that FRIMCo derives from its mutual fund operations generally and from each Fund.

At the April 18 Board meeting, FRIMCo and management reviewed the reasonableness of the Funds' investment advisory fees. In discussing whether the Funds' performance supported these fees, FRIMCo noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives, including strategies which seek to achieve a lower tracking error (i.e. the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than Comparable Funds. According to FRIMCo, these strategies may be expected to result, and for certain Funds during the periods covered by the Third-Party Information did result, in lower relative performance than that of some of their respective Comparable Funds. FRIMCo stated that the strategies pursued by the Funds are intended to result in less volatile, more moderate returns relative to each Fund's performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

On the basis of the Agreement Renewal Information, including the FRIMCo Analysis, and other information previously received by the Board from FRIMCo during the course of the year or presented at the Board meeting by FRIMCo, the Board, in respect of each Fund, found the advisory fee charged by FRIMCo to be reasonable in light of the nature, scope and quality of the services provided to the Funds, after giving effect to waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds. The Board also determined that the relative expense ratio of each Fund was comparable to those of its Comparable Funds; FRIMCo's methodology of allocating expenses of operating funds in the complex was reasonable; and FRIMCo's profitability with respect to each Fund was not excessive in light of the nature, scope and quality of the services provided by FRIMCo.

The Board concluded that the performance of the Funds supported continuation of the FRIMCo Agreement, again based upon the Agreement Renewal Information, including the FRIMCo Analysis, and other information previously received by the Board from FRIMCo during the course of the year or presented at the Board meeting by FRIMCo. In evaluating performance, the Board considered each Fund's absolute performance and its performance relative to appropriate benchmarks and indices and its Comparable Funds. In evaluating the Funds' performance, the Board also considered FRIMCo's investment strategy of managing the Funds in a risk aware manner.

                        Basis for Approval of Investment Advisory Contracts  239

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

The Board considered for each Fund whether economies of scale have been realized and whether the fees for such Fund appropriately reflect or should be revised to reflect any such economies. In its deliberations, the Board noted its findings reached at a meeting held on February 28, 2006 that the investment advisory fees for each Fund, with the implementation of new breakpoints for the Multistrategy Bond Fund proposed by FRIMCo at that meeting, appropriately reflect any economies of scale realized by that Fund. Its findings at the earlier meeting were based upon information and analyses prepared by FRIMCo, including information as to variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Funds. The Trustees considered that fees payable to FRIMCo by institutional clients with investment objectives similar to those of the Funds are lower, and may, in some cases, be substantially lower, than the rates paid by the Funds. FRIMCo reviewed with the Trustees the differences in the scope of services it provides to institutional clients and the Funds. For example, institutional clients have fewer administrative needs than the Funds. It was further noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

In voting to approve the continuation of the FRIMCo Agreement on its current terms and conditions for each Fund, the Board, after considering the foregoing and other relevant factors, determined that continuation of the FRIMCo Agreement was in the best interests of the Funds and their respective shareholders.

With respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from FRIMCo reporting for each Money Manager, among other things, the Money Manager's performance over various periods; FRIMCo's assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and FRIMCo or Russell Fund Distributors, Inc., the Funds' underwriter; and FRIMCo's recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. FRIMCo recommended that each Money Manager be retained at its current fee rate. FRIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm's-length negotiations with FRIMCo; FRIMCo is aware of the fees charged by Money Managers to other clients; and FRIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted FRIMCo's explanation in light of the Board's findings as to the aggregate investment advisory fees paid by each Fund and the fact that each Money Manager's fee is paid by FRIMCo.

Based substantially upon FRIMCo's recommendations together with the information received from FRIMCo in support of its recommendations, the Board concluded that the fees paid to the Money Managers of each Fund were reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management agreement with each Money Manager of each Fund was in the best interests of the Fund and its shareholders.

During 2005 and 2006, the Trustees received proposals from FRIMCo to manage directly approximately up to 10% of the assets of the Diversified Equity Fund, the Quantitative Equity Fund and the International Securities Fund (each a "Participating Fund") utilizing a "select holdings strategy" pursuant to the terms of the FRIMCo Agreement, the actual allocation to be determined by each Participating Fund's FRIMCo portfolio manager. Under this strategy, FRIMCo analyzes the holdings of a Participating Fund's Money Managers to identify particular stocks that are concurrently overweighted by the Money Managers. FRIMCo uses a proprietary model to rank these stocks. Based on this ranking, FRIMCo will purchase additional shares of certain stocks for the Participating Fund. The strategy is designed to increase the Participating Fund's exposure to stocks that are collectively viewed as attractive by multiple Money Managers of a Participating Fund. Implementation of this strategy includes periodic rebalancing of the Participating Fund's holdings. In connection with FRIMCo's proposals, the Trustees received and considered information from FRIMCo regarding the potential enhancements to the Participating Fund's performance based upon FRIMCo's experience in employing the same strategy for other types of investment accounts under its management. The Trustees also considered that FRIMCo would not be required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by FRIMCo generally and from the Participating Fund consequently may increase incrementally. The Board, however, considered FRIMCo's advice that it will pay certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and expects to incur additional costs in implementing and carrying out the select holdings strategy; the limited amount of assets that would be managed directly by FRIMCo pursuant to the select holdings strategy; the fact that the aggregate investment advisory fees paid by the Participating Fund would not increase as a result of the implementation of the select holdings strategy. FRIMCo has advised the Board that the select holdings strategy has been implemented for the Diversified Equity and Quantitative Equity Funds, although a reasonable period of time is needed to evaluate fairly its impact on those Participating Funds' performance, and is expected to be implemented

 240  Basis for Approval of Investment Advisory Contracts

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

in the International Securities Fund in the second quarter of 2006. Based upon the information received from FRIMCo during 2005 and 2006 in connection with its select holdings strategy proposals, the Agreement Renewal Information and additional discussion at the April 18 meeting concerning the select holdings strategy, the Board in the case of the Participating Funds concluded that the investment advisory fees paid to FRIMCo by each such Fund under the FRIMCo Agreement in connection with the select holdings strategy continue to be reasonable in light of the nature and anticipated quality of the investment advisory services to be rendered by FRIMCo.

In their deliberations, the Trustees did not identify any particular information as to the FRIMCo Agreement or, other than FRIMCo's recommendation, the portfolio management agreement with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

                        Basis for Approval of Investment Advisory Contracts  241

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available
(i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

 242  Shareholder Requests for Additional Information

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 34 funds, and Russell Investment Funds ("RIF"), which has five funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee since     Appointed until  - Chairman of the Board, FRC          39         None
  Phillips,           2002              successor is     - 1990-2003, President, FRC
  Born January 20,                      duly elected     - 1993-2003, CEO, FRC
  1948                                  and qualified    - Trustee, FRIC and RIF
                                                         - Director, FRTC; Frank
  909 A Street                                             Russell Investments (Suisse)
  Tacoma, Washington                                       S.A. (global investment
  98402-1616                                               services); Frank Russell
                                                           Company Limited (consultant
                                                           to institutional investors
                                                           in Europe and the UK)
                                                         - Chairman of the Board and
                                                           President, Russell 20-20
                                                           Association; and Frank
                                                           Russell Investments
                                                           (Delaware), Inc. (general
                                                           partner in various limited
                                                           partnerships ("FRIDI"))
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 **Thaddas L.         Trustee since     Appointed until  - Senior Vice President, Larco        39         None
   Alston,            2006              successor is       Investments, Ltd.
   Born April 7,                        duly elected
   1945                                 and qualified
   909 A Street
   Tacoma,
   Washington
   98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - President, Anderson                 39         None
 Born October 15,     1984              successor is       Management Group LLC
 1931                                   duly elected       (private investments
                      Chairman of the   and qualified      consulting)
 909 A Street         Nominating and                     - February 2002 to June 2005,
 Tacoma, Washington   Governance        Appointed until    Lead Trustee, FRIC and RIF
 98402-1616           Committee since   successor is
                      2006              duly elected
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------



 * Mr. Phillips is also an officer and/or director of one or more affiliates of FRIC and RIF and is therefore an interested trustee.
**  Mr. Alston was elected to the Board of Trustees effective May 1, 2006.

                             Disclosure of Information about Fund Directors  243

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         39         - Trustee WM Group
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          of Funds
 1954                                   duly elected       services)                                        (investment
                      Chairperson       and qualified    - Director and Chairman of the                     company);
 909 A Street         since 2005                           Audit Committee, Avista                        - Director, Avista
 Tacoma, Washington                     Annual             Corp.                                            Corp
 98402-1616                                              - Trustee and Chairman of the
                                                           Operations and Distribution
                                                           Committee, WM Group of Funds
                                                         - February 2002 to June 2005,
                                                           Chairman of the Audit
                                                           Committee, FRIC and RIF
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - June 2004 to present, Senior        39         None
 Born June 6, 1946    2003              successor is       Vice President and Chief
                                        duly elected       Financial Officer, Waddell &
 909 A Street         Chairman of       and qualified      Reed Financial, Inc.
 Tacoma, Washington   Audit Committee                    - 2003, Retired
 98402-1616           since 2005        Appointed until  - 2001-2003, Vice President
                                        successor is       and Chief Financial Officer,
                                        duly elected       Janus Capital Group Inc.
                                        and qualified    - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine,       Trustee since     Appointed until  - President and Chief                 39         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - President, Simpson                  39         None
 Tennison, Jr.,       2000              successor is       Investment Company and
 Born December 21,                      duly elected       several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jack Thompson,       Trustee since     Appointed until  - September 2003 to present,          39         - Director, Sparx
 Born March 21, 1949  2005              successor is       Independent Board Chair and                      Japan Fund
                                        duly elected       Chairman of the Audit
 909 A Street                           and qualified      Committee, Sparx Japan Fund
 Tacoma, Washington                                      - May 1999 to May 2003,
 98402-1616                                                President, Chief Executive
                                                           Officer and Director, Berger
                                                           Financial Group, LLC
                                                         - May 1999 to May 2003,
                                                           President and Trustee,
                                                           Berger Funds
----------------------------------------------------------------------------------------------------------------------------



Mr. Michael Phillips is the Chairman of the Board of Frank Russell Company which controls FRIMCo, the investment adviser of the Funds. He is also an Interested Trustee of the Funds. On May 26, 2005, Mr. Phillips became a director of Simpson Investment Company, a privately held Company. Mr. Raymond P. Tennison, Jr., an Independent Trustee of the Funds is the President of Simpson Investment Company.

 244  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  39         None
 Born October 2,      2002              successor is     - 1987 to 2002, Director,
 1943                                   duly elected       Smith Barney Fundamental
                      Chairperson of    and qualified      Value Fund
 909 A Street         the Investment
 Tacoma, Washington   Committee since   Appointed until
 98402-1616           2006              successor is
                                        duly elected
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------
 TRUSTEES EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, Frank            39         None
  Jr.,                and Chairman      resignation or     Russell Company (investment
  Born July 3, 1932   Emeritus since    removal            consultant to institutional
                      1999                                 investors ("FRC")); and
  909 A Street                                             FRIMCo
  Tacoma, Washington                                     - Chairman Emeritus, FRIC and
  98402-1616                                               RIF; Frank Russell
                                                           Securities, Inc.
                                                           (broker-dealer and
                                                           investment adviser ("FRS"));
                                                           Russell 20-20 Association
                                                           (non-profit corporation);
                                                           and Frank Russell Trust
                                                           Company (non-depository
                                                           trust company ("FRTC"))
                                                         - Chairman, Sunshine
                                                           Management Services, LLC
                                                           (investment adviser)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  39         None
 Born December 1,     since 2003                         - Trustee of FRIC and RIF
 1919                                                      until 2002
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  39         None
 Born June 8, 1925    since 2004                         - Trustee of FRIC and RIF
                                                           until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------



* Mr. Russell is also a director emeritus of one or more affiliates of FRIC and RIF.

                             Disclosure of Information about Fund Directors  245

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
TRUSTEES EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee Emeritus  Five year term   - Retired since 1995                  39         None
 Born October 6,      since 2006                         - Trustee of FRIC and RIF
 1930                                                      until 2005
                                                         - Chairman of the Nominating
 909 A Street                                              and Governance Committee
 Tacoma, Washington                                        2001-2005
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  39         None
 Born May 5, 1926     since 2004                         - Trustee of FRIC and RIF
                                                           until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

 246  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Terms                       Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Cheryl Wichers,                Chief Compliance  Until removed    - Chief Compliance Officer, FRIC
 Born December 16, 1966         Officer since     by Independent   - Chief Compliance Officer, RIF
                                2005              Trustees         - Chief Compliance Officer, FRIMCo
 909 A Street                                                      - April 2002-May 2005, Manager, Global Regulatory
 Tacoma, Washington                                                  Policy
 98402-1616                                                        - 1998-2002, Compliance Supervisor, Russell Investment
                                                                     Group
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Greg J. Stark,                 President and     Until successor  - President and CEO, FRIC and RIF
 Born May 3, 1968               Chief Executive   is chosen and    - Chairman of the Board, President and CEO, FRIMCo
                                Officer since     qualified by     - Chairman of the Board, President and CEO, RFD
 909 A Street                   2004              Trustees         - Chairman of the Board and President, Russell
 Tacoma, Washington                                                  Insurance Agency, Inc. (insurance agency ("RIA"))
 98402-1616                                                        - Until 2004, Managing Director of Individual Investor
                                                                     Services, FRC
                                                                   - 2000 to 2004, Managing Director, Sales and Client
                                                                     Service, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer, Chief Accounting Officer and CFO, FRIC and
 Born November 26, 1963         Chief Accounting  is chosen and      RIF
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo, FRTC and RFD
 909 A Street                   1998              Trustees         - Treasurer and Principal Accounting Officer, SSgA
 Tacoma, Washington                                                  Funds
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Thomas F. Hanly,               Chief Investment  Until removed    - Chief Investment Officer, FRIC, RIF, FRC, FRTC
 Born November 17, 1964         Officer since     by Trustees      - Director and Chief Investment Officer, FRIMCo and RFD
                                2004                               - 1999 to 2003, Chief Financial Officer, FRC, FRIC and
 909 A Street                                                        RIF
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary since   Until successor  - General Counsel and Managing Director of Law and
 Born October 8, 1941           1994              is chosen and      Government Affairs, Secretary, FRC
                                                  qualified by
 909 A Street                                     Trustees
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

                             Disclosure of Information about Fund Directors  247

RUSSELL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

TRUSTEES
 Thaddas L. Alston
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Jack R. Thompson
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, Ph.D.
 William E. Baxter
 Lee C. Gingrich
 Eleanor W. Palmer

OFFICERS
 Gregory J. Stark, President and Chief Executive Officer
 Cheryl Wichers, Chief Compliance Officer
 Thomas F. Hanly, Chief Investment Officer
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Karl J. Ege, Secretary

ADVISOR, ADMINISTRATOR, TRANSFER AND DIVIDEND DISBURSING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS AS OF JUNE 1, 2006

Diversified Equity Fund
 AllianceBernstein L.P., New York, NY
 Ark Asset Management Co., Inc., New York, NY
 Institutional Capital Corporation, Chicago, IL
 Marsico Capital Management, LLC, Denver, CO
 MFS Institutional Advisors, Inc., Boston, MA
 Montag & Caldwell, Inc., Atlanta, GA
 Schneider Capital Management Corporation, Wayne, PA
 Suffolk Capital Management, LLC, New York, NY
 Turner Investment Partners, Inc., Berwyn, PA

Special Growth Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Delphi Management, Inc., Boston, MA
 Goldman Sachs Asset Management, L.P., New York, NY
 Gould Investment Partners LLC, Berwyn, PA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 PanAgora Asset Management, Inc., Boston, MA
 Tygh Capital Management, Inc., Portland, OR

Quantitative Equity Fund
 Aronson + Johnson + Ortiz, LP, Philadelphia, PA
 Franklin Portfolio Associates, LLC, Boston, MA
 Goldman Sachs Asset Management, L.P., New York, NY
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

International Securities Fund
 AllianceBernstein L.P., New York, NY
 AQR Capital Management, LLC, Greenwich, CT
 Axiom International Investors LLC, Greenwich, CT
 Fidelity Management & Research Company, Boston, MA
 Marvin & Palmer Associates, Inc., Wilmington, DE
 MFS Institutional Advisors, Inc., Boston, MA
 Mondrian Investment Partners Limited, London, England
 The Boston Company Asset Management, LLC, Boston, MA
 Wellington Management Company, LLP, Boston, MA

Emerging Markets Fund
 AllianceBernstein L.P., New York, NY
 Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Genesis Asset Managers, LLP, Guernsey, Channel Islands
 Harding Loevner Management, L.P., Boston, MA
 T. Rowe Price International, Inc., Baltimore, MD

Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 Heitman Real Estate Securities LLC, Chicago, IL
 INVESCO Institutional (N.A.), Inc., which acts as a money manager to the Fund through its INVESCO Real Estate division, Dallas, TX
 RREEF America L.L.C., Chicago, IL

 248  Manager, Money Managers and Service Providers

RUSSELL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

Short Duration Bond Fund
 Merganser Capital Management L.P., Boston, MA
 Pacific Investment Management Company LLC, Newport Beach, CA
 STW Fixed Income Management, Carpinteria, CA

Diversified Bond Fund
 Bear Stearns Asset Management Inc., New York, NY
 Lehman Brothers Asset Management LLC, Chicago, IL
 Pacific Investment Management Company LLC, Newport Beach, CA
 Western Asset Management Company, Pasadena, CA
 Western Asset Management Company Limited, London, England

Multistrategy Bond Fund
 Bear Stearns Asset Management Inc., New York, NY
 Delaware Management Company, a series of Delaware Management Business Trust,
   Philadelphia, PA
 Goldman Sachs Asset Management, L.P., New York, NY
 Morgan Stanley Investment Management Inc., West Conshohocken, PA
 Pacific Investment Management Company LLC, Newport Beach, CA

Tax Exempt Bond Fund
 Delaware Management Company, a series of Delaware Management Business Trust,
   Philadelphia, PA
 Standish Mellon Asset Management Company LLC, Boston, MA

Tax-Managed Large Cap Fund
 J.P. Morgan Investment Management Inc., New York, NY
 Nicholas Applegate Capital Management LLC, San Diego, CA
 Palisades Investment Partners, LLC, Santa Monica, CA
 Sands Capital Management, Inc., Arlington, VA
 Turner Investment Partners, Inc., Berwyn, PA

Tax-Managed Mid & Small Cap Fund
 Chartwell Investment Partners, Berwyn, PA
 Netols Asset Management, Inc., Mequon, WI
 Parametric Portfolio Associates LLC, Seattle, WA
 Turner Investment Partners, Inc., Berwyn, PA
 Transamerica Investment Management, LLC, Dayton, OH

Select Growth Fund
 Ark Asset Management Co., Inc., New York, NY
 CapitalWorks Investment Partners, LLC, San Diego, CA
 Delaware Management Company, a series of Delaware Management Business Trust,
   Philadelphia, PA
 Fuller & Thaler Asset Management, Inc., San Mateo, CA
 Turner Investment Partners, Inc., Berwyn, PA

Select Value Fund
 DePrince, Race & Zollo, Inc., Orlando, FL
 Iridian Asset Management LLC, Westport, CT
 MFS Institutional Advisors, Inc., Boston, MA
 Netols Asset Management, Inc., Mequon, WI

 Systematic Financial Management, L.P., Teaneck, NJ

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                              Manager, Money Managers and Service Providers  249

                      (This page intentionally left blank)

RUSSELL RUNDS

2006 SEMIANNUAL REPORT




(FRANK RUSSELL LOGO)

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
800-787-7354
Fax: 253-591-3495

www.russell.com

On or about July 1, 2006, Frank Russell Investment Company expects to change its name to Russell Investment Company, and Frank Russell Investment Management Company expects to change its name to Russell Investment Management Company.
                                                             36-08-067 (1 04/06)

INSTITUTIONAL FUNDS

2006 Semiannual Report

CLASS E, I, AND Y SHARES

EQUITY I FUND
EQUITY II FUND
EQUITY Q FUND
INTERNATIONAL FUND
FIXED INCOME I FUND
FIXED INCOME III FUND

CLASS C, E, AND S SHARES

EMERGING MARKETS FUND
REAL ESTATE SECURITIES FUND
SHORT DURATION BOND FUND

CLASS C, E, I, AND S SHARES:

SELECT GROWTH FUND
SELECT VALUE FUND




APRIL 30, 2006




                                                            (FRANK RUSSELL LOGO)

Frank Russell Investment Company*

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on eleven of these Funds.

Frank Russell Investment Management Company*

Responsible for overall management and administration of the Funds.

* On or about July 1, 2006, Frank Russell Investment Company expects to change its name to Russell Investment Company, and Frank Russell Investment Management Company expects to change its name to Russell Investment Management Company.

                                  [Blank Page]

                        Frank Russell Investment Company

                              Institutional Funds

                               Semiannual Report

                           April 30, 2006 (Unaudited)

                               Table of Contents

                                                                            Page
Equity I Fund........................................................         3

Equity II Fund.......................................................        10

Equity Q Fund........................................................        23

International Fund...................................................        30

Fixed Income I Fund..................................................        47

Fixed Income III Fund................................................        72

Emerging Markets Fund................................................       105

Real Estate Securities Fund..........................................       117

Short Duration Bond Fund.............................................       121

Select Growth Fund...................................................       136

Select Value Fund....................................................       143

Notes to Schedules of Investments....................................       150

Statement of Assets and Liabilities..................................       152

Statement of Operations..............................................       156

Statement of Changes in Net Assets...................................       158

Financial Highlights.................................................       162

Notes to Financial Highlights........................................       174

Notes to Financial Statements........................................       175

Basis for Approval of Investment Advisory Contracts..................       195

Shareholder Requests for Additional Information......................       199

Disclosure of Information about Fund Directors.......................       200

Manager, Money Managers and Service Providers........................       205

Frank Russell Investment Company - Institutional Funds.

Copyright (c) Russell Investment Group 2006. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC. MEMBER NASD, PART OF RUSSELL INVESTMENT GROUP.

Effective July 1, 2006 Frank Russell Investment Company ("FRIC") will change its name to Russell Investment Company. FRIC Funds are distributed by Russell Fund Distributors, Inc., and advised by Frank Russell Investment Management Company ("FRIMCo"). Effective July 1, 2006 FRIMCo will change its name to Russell Investment Management Company.

Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,109.20      $     1,020.18
Expenses Paid During
Period*                       $         4.86      $         4.66

* Expenses are equal to the Fund's annualized expense ratio of 0.93% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,110.50      $     1,021.32
Expenses Paid During
Period*                       $         3.66      $         3.51

* Expenses are equal to the Fund's annualized expense ratio of 0.70% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS Y                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,110.90      $     1,021.62
Expenses Paid During
Period*                       $         3.35      $         3.21

* Expenses are equal to the Fund's annualized expense ratio of 0.64% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                Equity I Fund  3

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.6%
Auto and Transportation - 4.4%
American Axle & Manufacturing Holdings, Inc. (N)       14,200             250
Autoliv, Inc.                                           8,800             487
BorgWarner, Inc.                                        7,000             425
Burlington Northern Santa Fe Corp.                    157,621          12,536
CH Robinson Worldwide, Inc.                            22,000             976
Cooper Tire & Rubber Co. (N)                           19,600             249
CSX Corp.                                             210,450          14,414
FedEx Corp.                                            70,247           8,087
Ford Motor Co. (N)                                     17,400             121
General Motors Corp. (N)                               18,500             423
Honda Motor Co., Ltd. - ADR                            66,900           2,370
Lear Corp. (N)                                         18,600             438
Magna International, Inc. Class A (N)                   2,800             220
Navistar International Corp. (AE)                     119,650           3,156
Norfolk Southern Corp.                                101,900           5,503
Southwest Airlines Co.                                 47,700             774
Swift Transportation Co., Inc. (AE)(N)                 42,200           1,264
Toyota Motor Corp. - ADR                               10,316           1,208
Union Pacific Corp.                                    57,636           5,257
United Parcel Service, Inc. Class B                    62,600           5,075
Visteon Corp. (AE)(N)                                 229,800           1,351
                                                                 ------------
                                                                       64,584
                                                                 ------------

Consumer Discretionary - 13.8%
Accenture, Ltd. Class A                                95,050           2,763
Activision, Inc. (AE)                                 127,450           1,809
Advance Auto Parts, Inc.                               34,500           1,388
Bed Bath & Beyond, Inc. (AE)                           37,900           1,453
Best Buy Co., Inc.                                     24,490           1,388
Blockbuster, Inc. Class A (N)                         145,400             683
Boyd Gaming Corp. (N)                                  12,600             628
Carnival Corp.                                        142,650           6,679
CBS Corp. Class B                                      95,420           2,430
Coach, Inc. (AE)                                      169,002           5,580
Convergys Corp. (AE)                                   14,550             283
Costco Wholesale Corp.                                 29,000           1,579
Dick's Sporting Goods, Inc. (AE)(N)                    17,600             742
eBay, Inc. (AE)                                        92,280           3,175
Electronic Arts, Inc. (AE)                             64,700           3,675
Estee Lauder Cos., Inc. (The) Class A (N)              64,100           2,379
Four Seasons Hotels, Inc. (N)                          52,879           2,857
GameStop Corp. Class A (AE)(N)                         77,610           3,663
Gannett Co., Inc.                                       9,900             545
Gap, Inc. (The)                                        96,040           1,737
Google, Inc. Class A (AE)                              43,017          17,979
GTECH Holdings Corp.                                   14,550             497

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hewitt Associates, Inc. Class A (AE)(N)               110,300           3,198
Hilton Hotels Corp.                                   138,750           3,738
Home Depot, Inc.                                      347,550          13,878
International Game Technology                          63,200           2,397
Interpublic Group of Cos., Inc. (AE)(N)                40,900             392
Jones Apparel Group, Inc.                              15,700             539
Kimberly-Clark Corp.                                   16,050             939
Kohl's Corp. (AE)                                     197,200          11,012
Las Vegas Sands Corp. (AE)                             63,423           4,110
Liberty Global, Inc. (AE)
   Series A                                            57,551           1,192
Liberty Global, Inc. (AE)
   Series C                                            60,701           1,212
Liberty Media Corp. Class A (AE)                      460,250           3,843
Limited Brands, Inc.                                   21,650             555
Lowe's Cos., Inc.                                      72,983           4,602
Mattel, Inc.                                           37,500             607
McDonald's Corp.                                      451,850          15,620
MGM Mirage (N)                                         70,583           3,169
Monster Worldwide, Inc. (AE)                           21,550           1,237
Newell Rubbermaid, Inc.                               164,600           4,513
Nike, Inc. Class B                                     78,500           6,424
Nutri System, Inc. (AE)(N)                             18,700           1,269
Office Depot, Inc. (AE)                                59,000           2,394
OfficeMax, Inc.                                        21,200             820
Omnicom Group, Inc. (N)                                49,500           4,456
Quiksilver, Inc. (AE)(N)                              159,900           2,186
RadioShack Corp.                                       11,300             192
Scientific Games Corp. Class A (AE)(N)                 56,790           2,163
Sears Holdings Corp. (AE)                              32,950           4,735
Starbucks Corp. (AE)                                  100,180           3,734
Starwood Hotels & Resorts Worldwide, Inc. (o)          78,070           4,480
Station Casinos, Inc.                                       8               1
Target Corp.                                           44,655           2,371
Tech Data Corp. (AE)                                   10,600             389
Time Warner, Inc.                                     240,600           4,186
Urban Outfitters, Inc. (AE)                            79,000           1,833
VF Corp.                                                9,600             587
Viacom, Inc. Class B (AE)                              61,220           2,438
Wal-Mart Stores, Inc.                                 196,200           8,835
Walt Disney Co.                                       132,500           3,705
Wynn Resorts, Ltd. (AE)(N)                             15,145           1,153
XM Satellite Radio Holdings, Inc. Class A
   (AE)(N)                                             31,500             637
Yum! Brands, Inc.                                      54,775           2,831
                                                                 ------------
                                                                      202,484
                                                                 ------------

 4  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Consumer Staples - 6.0%
Altria Group, Inc.                                    295,730          21,636
Clorox Co.                                              5,100             327
Coca-Cola Co. (The)                                    66,400           2,786
Colgate-Palmolive Co.                                 102,000           6,030
ConAgra Foods, Inc. (N)                                11,300             256
CVS Corp.                                              78,400           2,330
Dean Foods Co. (AE)                                    33,500           1,327
Diageo PLC - ADR (N)                                   55,140           3,653
General Mills, Inc.                                     3,700             183
Kellogg Co.                                            63,310           2,932
Kroger Co. (The)                                       35,400             717
PepsiCo, Inc.                                         298,570          17,389
Procter & Gamble Co.                                  379,908          22,114
Reynolds American, Inc. (N)                             7,400             811
Safeway, Inc.                                          27,200             684
Sara Lee Corp.                                         40,100             717
Supervalu, Inc.                                         3,800             110
Tyson Foods, Inc. Class A                              17,050             249
UST, Inc. (N)                                          11,200             492
Walgreen Co.                                           39,110           1,640
Whole Foods Market, Inc.                               35,720           2,193
                                                                 ------------
                                                                       88,576
                                                                 ------------

Financial Services - 20.2%
ACE, Ltd.                                               5,300             294
Allstate Corp. (The)                                  113,660           6,421
American Express Co.                                  194,600          10,471
American International Group, Inc.                    292,700          19,099
AmSouth Bancorporation                                 27,200             787
Annaly Mortgage Management, Inc. (o)(N)               205,550           2,769
AON Corp.                                             122,400           5,130
Astoria Financial Corp.                                 8,400             263
Bank of America Corp.                                 598,021          29,853
BB&T Corp.                                             12,800             550
Capital One Financial Corp.                            72,800           6,307
CB Richard Ellis Group, Inc. Class A (AE)              22,800           2,004
Charles Schwab Corp. (The) (AE)                       113,980           2,040
Chicago Mercantile Exchange Holdings, Inc.             12,399           5,679
Chubb Corp.                                            72,000           3,711
Cigna Corp.                                            15,660           1,676
Citigroup, Inc.                                       436,356          21,796
Comerica, Inc.                                         13,200             751
Commerce Bancorp, Inc. (N)                             39,100           1,577
Countrywide Financial Corp.                           259,050          10,533
Deluxe Corp. (N)                                        8,650             206
Fannie Mae                                            249,080          12,603

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Data Corp.                                       30,200           1,440
First Horizon National Corp. (N)                       14,300             607
Freddie Mac                                            33,200           2,027
Genworth Financial, Inc. Class A                      299,066           9,929
Global Payments, Inc.                                  30,920           1,467
Golden West Financial Corp.                             3,350             241
Goldman Sachs Group, Inc.                             119,280          19,119
Hartford Financial Services Group, Inc.               120,530          11,080
Host Hotels & Resorts, Inc. (AE)(o)                    50,152           1,054
Hudson City Bancorp, Inc.                              45,550             611
Huntington Bancshares, Inc. (N)                        12,900             312
iShares Russell 1000 Value Index Fund                   3,450             258
JPMorgan Chase & Co.                                  530,700          24,083
KeyCorp                                                26,500           1,013
Lehman Brothers Holdings, Inc.                         60,775           9,186
Lincoln National Corp. (N)                             13,100             761
Loews Corp.                                             9,050             961
MBIA, Inc.                                             11,100             662
Merrill Lynch & Co., Inc.                              74,940           5,715
Metlife, Inc.                                         125,540           6,541
MGIC Investment Corp.                                   9,200             650
Morgan Stanley                                         48,700           3,131
Nasdaq Stock Market, Inc. (The) (AE)(N)                44,650           1,671
National City Corp.                                    32,510           1,200
North Fork Bancorporation, Inc.                       144,400           4,351
PartnerRe, Ltd. (N)                                     5,300             331
Paychex, Inc.                                          95,000           3,837
PMI Group, Inc. (The) (N)                               9,100             420
PNC Financial Services Group, Inc.                     51,370           3,671
Progressive Corp. (The)                                12,064           1,309
RenaissanceRe Holdings, Ltd.                           29,025           1,220
SLM Corp.                                              52,847           2,795
Sovereign Bancorp, Inc. (N)                            12,000             266
St. Paul Travelers Cos., Inc. (The)                   191,114           8,415
SunTrust Banks, Inc.                                   51,930           4,016
Torchmark Corp.                                         3,400             204
Trizec Properties, Inc. (o)                            73,450           1,838
UBS AG                                                 77,794           9,090
UnumProvident Corp. (N)                                58,750           1,193
US Bancorp                                              7,974             251
Wachovia Corp.                                         38,100           2,280
Waddell & Reed Financial, Inc. Class A (N)              9,200             216
Washington Mutual, Inc. (N)                            43,935           1,980
Wells Fargo & Co.                                       9,200             632
XL Capital, Ltd. Class A                                4,750             313
                                                                 ------------
                                                                      296,867
                                                                 ------------

                                                                Equity I Fund  5

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Health Care - 12.3%
Abbott Laboratories                                   155,900           6,663
Allergan, Inc.                                         15,150           1,556
AmerisourceBergen Corp.                                71,000           3,064
Amgen, Inc. (AE)                                      145,000           9,816
Amylin Pharmaceuticals, Inc. (AE)(N)                   66,399           2,892
AstraZeneca PLC - ADR                                  83,700           4,614
Baxter International, Inc.                            209,000           7,879
Biomet, Inc.                                           36,420           1,354
Boston Scientific Corp. (AE)                            1,100              26
Cardinal Health, Inc.                                  68,500           4,613
Caremark Rx, Inc.                                     127,370           5,802
Celgene Corp. (AE)                                     44,300           1,868
Cerner Corp. (AE)(N)                                   44,180           1,752
Charles River Laboratories International, Inc.
   (AE)                                                29,500           1,394
Conor Medsystems, Inc. (AE)(N)                         20,200             545
Coventry Health Care, Inc. (AE)                        49,900           2,479
DaVita, Inc. (AE)                                      46,100           2,594
Eli Lilly & Co.                                       129,900           6,874
Express Scripts, Inc. (AE)                             18,000           1,406
Fisher Scientific International, Inc. (AE)             33,200           2,342
Genentech, Inc. (AE)                                  212,352          16,927
Genzyme Corp. (AE)                                     16,501           1,009
Gilead Sciences, Inc. (AE)                             66,270           3,811
Human Genome Sciences, Inc. (AE)(N)                   237,700           2,712
Intuitive Surgical, Inc. (AE)                          15,420           1,958
Johnson & Johnson                                     171,350          10,043
Kinetic Concepts, Inc. (AE)                            21,800             952
McKesson Corp.                                         13,900             675
Medco Health Solutions, Inc. (AE)                      34,900           1,858
Medimmune, Inc. (AE)                                   24,600             774
Medtronic, Inc.                                       169,268           8,484
Merck & Co., Inc.                                     181,370           6,243
Novartis AG - ADR                                      79,950           4,598
Omnicare, Inc. (N)                                     65,220           3,699
Panacos Pharmaceuticals, Inc. (AE)(N)                  86,600             605
PDL BioPharma, Inc. (AE)(N)                            67,570           1,945
Pfizer, Inc.                                          349,700           8,858
Quest Diagnostics, Inc. (N)                            71,507           3,985
Stryker Corp.                                          97,400           4,261
Tenet Healthcare Corp. (AE)                            28,200             235
Triad Hospitals, Inc. (AE)                             49,600           2,043
UnitedHealth Group, Inc.                              292,635          14,556
Varian Medical Systems, Inc. (AE)                      12,700             665
WellPoint, Inc. (AE)                                   46,300           3,287
Wyeth                                                 165,080           8,034
                                                                 ------------
                                                                      181,750
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Integrated Oils - 4.1%
Amerada Hess Corp.                                     46,630           6,681
Chevron Corp.                                          75,151           4,586
ConocoPhillips                                        147,860           9,892
Exxon Mobil Corp.                                     311,110          19,625
Marathon Oil Corp.                                    108,153           8,583
Occidental Petroleum Corp.                             62,900           6,462
Suncor Energy, Inc.                                    25,500           2,186
Total SA - ADR (N)                                     21,240           2,931
                                                                 ------------
                                                                       60,946
                                                                 ------------

Materials and Processing - 3.3%
Air Products & Chemicals, Inc.                         31,033           2,126
Allegheny Technologies, Inc.                           20,300           1,408
American Standard Cos., Inc.                           16,150             703
Archer-Daniels-Midland Co.                             99,817           3,627
Bunge, Ltd. (N)                                         5,000             267
Cemex SA de CV - ADR                                   22,780           1,538
Chemtura Corp.                                         10,900             133
Corn Products International, Inc. (N)                 104,250           2,919
Cytec Industries, Inc. (N)                             14,850             898
Dow Chemical Co. (The)                                 44,580           1,810
EI Du Pont de Nemours & Co.                            15,400             679
Hercules, Inc. (AE)                                     7,500             107
International Paper Co.                               204,980           7,451
Lubrizol Corp.                                          8,950             390
Lyondell Chemical Co.                                  31,825             767
Masco Corp.                                           121,990           3,892
Monsanto Co.                                           42,071           3,509
Mosaic Co. (The) (AE)(N)                              129,000           1,935
Pactiv Corp. (AE)                                      39,300             957
PPG Industries, Inc.                                   50,240           3,372
Smurfit-Stone Container Corp. (AE)                     39,000             505
Sonoco Products Co.                                     6,300             197
St. Joe Co. (The) (N)                                  19,434           1,091
Syngenta AG - ADR (N)                                 117,303           3,259
Temple-Inland, Inc.                                    39,500           1,834
United States Steel Corp.                              39,250           2,689
                                                                 ------------
                                                                       48,063
                                                                 ------------

Miscellaneous - 3.5%
3M Co.                                                 82,300           7,031
Eaton Corp.                                             1,900             146
General Electric Co.                                  850,940          29,434
Honeywell International, Inc.                         181,000           7,692
Johnson Controls, Inc.                                  4,700             383
SPX Corp.                                               8,950             490
Textron, Inc.                                          32,800           2,950
Tyco International, Ltd.                              137,900           3,634
                                                                 ------------
                                                                       51,760
                                                                 ------------

 6  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Other Energy - 3.8%
Apache Corp.                                           43,800           3,112
Baker Hughes, Inc.                                     65,100           5,262
Devon Energy Corp.                                     42,510           2,555
Diamond Offshore Drilling, Inc. (N)                     5,600             508
GlobalSantaFe Corp.                                     4,600             282
Halliburton Co.                                       267,159          20,878
National-Oilwell Varco, Inc. (AE)                      19,500           1,345
Newfield Exploration Co. (AE)                          38,400           1,713
Noble Corp.                                             4,450             351
Peabody Energy Corp.                                   71,784           4,584
Pride International, Inc. (AE)                         11,900             415
Reliant Energy, Inc. (AE)(N)                          589,850           6,695
Rowan Cos., Inc.                                        4,000             177
Schlumberger, Ltd.                                    118,160           8,170
Transocean, Inc. (AE)                                   4,400             357
                                                                 ------------
                                                                       56,404
                                                                 ------------

Producer Durables - 6.3%
Agilent Technologies, Inc. (AE)                        42,107           1,618
Alcatel SA - ADR (AE)(N)                              219,700           3,168
American Tower Corp. Class A (AE)                      14,400             492
Andrew Corp. (AE)                                      64,600             683
Applied Materials, Inc.                               366,160           6,572
Boeing Co.                                            192,780          16,087
Bombardier, Inc. Class B (AE)                         446,050           1,715
Caterpillar, Inc.                                     176,859          13,395
Crown Castle International Corp. (AE)                  64,600           2,174
Deere & Co.                                            73,183           6,424
Emerson Electric Co.                                   37,200           3,160
ESCO Technologies, Inc. (AE)(N)                        18,800             953
Goodrich Corp.                                         40,150           1,787
Illinois Tool Works, Inc.                              17,680           1,816
Ingersoll-Rand Co., Ltd. Class A                        6,200             271
Itron, Inc. (AE)                                        7,600             510
Joy Global, Inc.                                       38,180           2,508
KB Home                                                30,220           1,861
Lennar Corp. Class A                                   30,236           1,661
Lockheed Martin Corp.                                 119,036           9,035
Northrop Grumman Corp.                                101,160           6,768
Pitney Bowes, Inc.                                      3,500             146
Regal-Beloit Corp. (N)                                 14,400             672
Teradyne, Inc. (AE)(N)                                 57,400             968
Thermo Electron Corp. (AE)                             42,300           1,630
Toll Brothers, Inc. (AE)                               15,993             514
United Technologies Corp.                              66,913           4,203
WW Grainger, Inc.                                      22,410           1,724
                                                                 ------------
                                                                       92,515
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Technology - 12.9%
ADC Telecommunications, Inc. (AE)(N)                   19,121             428
Advanced Micro Devices, Inc. (AE)                      93,110           3,012
Agere Systems, Inc. (AE)                               26,200             412
Akamai Technologies, Inc. (AE)(N)                      72,410           2,440
Altera Corp. (AE)                                     148,300           3,239
Amkor Technology, Inc. (AE)(N)                         56,700             686
Apple Computer, Inc. (AE)                              84,660           5,959
Arrow Electronics, Inc. (AE)                           16,500             597
AU Optronics Corp. - ADR (N)                          177,512           2,917
Avnet, Inc. (AE)                                       38,950           1,019
BearingPoint, Inc. (AE)(N)                            240,300           2,230
Broadcom Corp. Class A (AE)                            99,455           4,089
Celestica, Inc. (AE)(N)                               128,450           1,446
Cisco Systems, Inc. (AE)                              443,899           9,300
Corning, Inc. (AE)                                    144,960           4,005
Dell, Inc. (AE)                                        95,800           2,510
Electronic Data Systems Corp.                          27,000             731
EMC Corp. (AE)                                         22,100             299
F5 Networks, Inc. (AE)                                 19,610           1,148
Flextronics International, Ltd. (AE)                   20,450             232
Formfactor, Inc. (AE)                                  16,500             688
General Dynamics Corp.                                 73,818           4,844
Hewlett-Packard Co.                                   562,487          18,264
Intel Corp.                                            88,260           1,763
International Business Machines Corp.                 101,800           8,382
International Rectifier Corp. (AE)                     56,350           2,547
Intersil Corp. Class A                                 22,300             660
JDS Uniphase Corp. (AE)(N)                          1,385,220           4,834
Juniper Networks, Inc. (AE)                            79,200           1,464
L-3 Communications Holdings, Inc.                      37,200           3,039
Marvell Technology Group, Ltd. (AE)                    32,030           1,829
Maxim Integrated Products, Inc.                       221,700           7,817
Micron Technology, Inc. (AE)                          202,820           3,442
Microsoft Corp.                                       803,363          19,401
Motorola, Inc.                                        335,440           7,162
National Semiconductor Corp.                          100,300           3,007
Oracle Corp. (AE)                                     125,860           1,836
Qualcomm, Inc.                                        465,354          23,891
Red Hat, Inc. (AE)(N)                                  50,900           1,496
Research In Motion, Ltd. (AE)                          45,500           3,487
Rockwell Automation, Inc.                              28,310           2,051
Salesforce.com, Inc. (AE)(N)                           41,910           1,469
SanDisk Corp. (AE)                                     39,100           2,496
Sanmina-SCI Corp. (AE)                                 19,900             103
Seagate Technology (N)                                117,100           3,110
Seagate Technology, Inc. (AE)                           9,400              --
Silicon Image, Inc. (AE)(N)                            89,000             908
Silicon Laboratories, Inc. (AE)                        19,300             900
Solectron Corp. (AE)                                   97,600             390
Sony Corp. - ADR                                       45,540           2,229

                                                                Equity I Fund  7

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tellabs, Inc. (AE)                                     23,300             369
Texas Instruments, Inc.                               187,447           6,506
Unisys Corp. (AE)                                      17,700             111
Vishay Intertechnology, Inc. (AE)                      49,900             779
Xilinx, Inc.                                           53,400           1,478
                                                                 ------------
                                                                      189,451
                                                                 ------------

Utilities - 4.0%
America Movil SA de CV - ADR
   Series L                                            92,934           3,430
American Electric Power Co., Inc.                       4,600             154
AT&T, Inc.                                             86,000           2,254
BellSouth Corp.                                       192,450           6,501
CMS Energy Corp. (AE)                                  37,600             501
Comcast Corp. Class A (AE)                            120,193           3,720
Constellation Energy Group, Inc.                        4,200             231
Dominion Resources, Inc.                              146,750          10,987
DTE Energy Co.                                          4,700             192
Entergy Corp.                                          67,750           4,739
NII Holdings, Inc. (AE)(N)                             28,700           1,719
Pinnacle West Capital Corp.                            12,400             497
Progress Energy, Inc.                                   6,300             134
Sprint Nextel Corp.                                   507,310          12,581
Telephone & Data Systems, Inc.                         28,650           1,080
TXU Corp.                                              87,030           4,319
Verizon Communications, Inc.                          158,829           5,246
Wisconsin Energy Corp.                                 13,300             519
Xcel Energy, Inc. (N)                                   6,400             121
                                                                 ------------
                                                                       58,925
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,186,552)                                                   1,392,325
                                                                 ------------

PREFERRED STOCKS - 0.1%
Auto and Transportation - 0.1%
General Motors Corp. (N)                               65,800           1,198
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,138)                                                           1,198
                                                                 ------------

LONG-TERM INVESTMENTS - 0.1%
Corporate Bonds and Notes - 0.1%
AMR Corp. (N)
   4.250% due 09/23/23                                    765           1,194
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $902)                                                             1,194
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 4.9%
Frank Russell Investment Company
   Money Market Fund                               66,715,285          66,715
United States Treasury Bills (c)(z)(sec.)
   4.589% due 06/15/06                                  5,000           4,972
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $71,687)                                                         71,687
                                                                 ------------

OTHER SECURITIES - 6.6%
Frank Russell Investment Company
   Money Market Fund (X)                           25,289,657          25,290
State Street Securities Lending Quality Trust
   (X)                                             71,244,159          71,244
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $96,534)                                                         96,534
                                                                 ------------

TOTAL INVESTMENTS - 106.3%
(identified cost $1,356,813)                                        1,562,938

OTHER ASSETS AND LIABILITIES,
NET - (6.3%)                                                          (92,434)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,470,504
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 8  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 06/06 (16)                               5,738                130

Russell 1000 Mini Index (CME)
   expiration date 06/06 (40)                               2,869                 26

S&P 500 E-Mini Index (CME)
   expiration date 06/06 (224)                             14,738                260

S&P 500 Index (CME)
   expiration date 06/06 (82)                              26,976                207

S&P Midcap 400 E-Mini Index (CME)
   expiration date 06/06 (270)                             21,778                960
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      1,583
                                                                     ===============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Auto and Transportation                                       4.4
Consumer Discretionary                                       13.8
Consumer Staples                                              6.0
Financial Services                                           20.2
Health Care                                                  12.3
Integrated Oils                                               4.1
Materials and Processing                                      3.3
Miscellaneous                                                 3.5
Other Energy                                                  3.8
Producer Durables                                             6.3
Technology                                                   12.9
Utilities                                                     4.0
Preferred Stocks                                              0.1
Long-Term Investments                                         0.1
Short-Term Investments                                        4.9
Other Securities                                              6.6
                                                  ---------------
Total Investments                                           106.3
Other Assets and Liabilities, Net                            (6.3)
                                                  ---------------

                                                            100.0
                                                  ===============
Futures Contracts                                             0.1

  See accompanying notes which are an integral part of the financial statements.

                                                                Equity I Fund  9

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,199.80      $     1,019.24
Expenses Paid During
Period*                       $         6.11      $         5.61

* Expenses are equal to the Fund's annualized expense ratio of 1.12% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,201.40      $     1,020.23
Expenses Paid During
Period*                       $         5.02      $         4.61

* Expenses are equal to the Fund's annualized expense ratio of 0.92% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS Y                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,202.00      $     1,020.68
Expenses Paid During
Period*                       $         4.53      $         4.16

* Expenses are equal to the Fund's annualized expense ratio of 0.83% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 10  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.5%
Auto and Transportation - 3.7%
AAR Corp. (AE)(N)                                      61,684           1,646
Aftermarket Technology Corp. (AE)                       6,101             155
Airtran Holdings, Inc. (AE)                            90,431           1,264
AMR Corp. (AE)                                          3,250              80
Arkansas Best Corp.                                     5,065             219
ArvinMeritor, Inc.                                     64,200           1,068
Bristow Group, Inc. (AE)(N)                            20,000             718
Continental Airlines, Inc. Class B (AE)                13,550             353
Cooper Tire & Rubber Co. (N)                           10,700             136
Dana Corp. (AE)(N)                                    106,000             207
DryShips, Inc. (N)                                     45,000             427
EGL, Inc. (AE)                                         13,100             612
Expeditors International Washington, Inc.              12,288           1,052
Freightcar America, Inc.                               10,800             722
Frozen Food Express Industries (AE)(N)                 45,326             463
General Maritime Corp. (N)                             33,130           1,101
Grupo TMM SA
   Series A (AE)                                       43,000             215
Hayes Lemmerz International, Inc. (AE)(N)              14,900              50
Hub Group, Inc. Class A (AE)                           29,489           1,447
Kansas City Southern (AE)(N)                           19,600             476
Laidlaw International, Inc.                            52,550           1,301
Martin Midstream Partners, LP (N)                      25,757             797
Navistar International Corp. (AE)                      47,200           1,245
Noble International, Ltd. (N)                           3,500              56
OMI Corp. (N)                                          51,800             999
Overseas Shipholding Group, Inc.                        2,300             112
Pacer International, Inc.                              14,200             487
PAM Transportation Services (AE)                        1,000              27
SCS Transportation, Inc. (AE)                          20,775             546
Skywest, Inc.                                          11,000             259
Stolt-Nielsen SA - ADR                                  6,038             171
Swift Transportation Co., Inc. (AE)(N)                 19,700             590
Teekay Shipping Corp. (N)                              22,000             846
Tenneco, Inc. (AE)                                      9,531             231
Thor Industries, Inc.                                   4,439             226
TRW Automotive Holdings Corp. (AE)                     39,331             872
US Xpress Enterprises, Inc. Class A (AE)(N)             7,800             153
UTI Worldwide, Inc.                                    66,313           2,068
Visteon Corp. (AE)(N)                                  94,300             554
Wabtec Corp.                                           49,081           1,793
                                                                 ------------
                                                                       25,744
                                                                 ------------

Consumer Discretionary - 16.8%
1-800-FLOWERS.COM, Inc. Class A (AE)(N)                14,600             105
24/7 Real Media, Inc. (AE)(N)                          84,300             853

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Abercrombie & Fitch Co. Class A                        22,365           1,358
ABM Industries, Inc.                                   15,900             273
Adesa, Inc.                                            47,000           1,199
Administaff, Inc. (N)                                  19,150           1,106
Advisory Board Co. (The) (AE)                          29,941           1,680
Alberto-Culver Co.                                      3,200             144
American Greetings Corp. Class A (N)                   47,682           1,071
American Woodmark Corp.                                 3,368             119
Ameristar Casinos, Inc. (N)                             4,500             111
AMN Healthcare Services, Inc. (AE)                     80,650           1,550
Applebees International, Inc.                           5,200             121
Arbitron, Inc. (N)                                     23,280             830
Asbury Automotive Group, Inc. (AE)                     15,500             299
Bally Technologies, Inc. (AE)(N)                       29,400             526
Banta Corp.                                            15,600             789
Big Lots, Inc. (AE)                                    30,942             451
BJ's Restaurants, Inc. (AE)(N)                         14,600             384
Blair Corp.                                               800              33
Bob Evans Farms, Inc.                                  11,788             340
Bon-Ton Stores, Inc. (The)                              8,010             229
Borders Group, Inc.                                    15,900             375
Boyd Gaming Corp.                                      22,700           1,131
Brightpoint, Inc. (AE)                                123,725           4,142
Brinker International, Inc.                             5,900             231
Brown Shoe Co., Inc.                                    5,800             221
Buffalo Wild Wings, Inc. (AE)                          18,600             803
Callaway Golf Co.                                      96,143           1,536
Carter's, Inc. (AE)                                    21,400           1,442
Catalina Marketing Corp. (N)                           18,400             436
Cato Corp. (The) Class A                               22,050             499
Charlotte Russe Holding, Inc. (AE)(N)                   4,700             102
Cheesecake Factory, Inc. (The) (AE)                    46,108           1,455
Chemed Corp. (N)                                       61,665           3,359
Choice Hotels International, Inc. (N)                  22,500           1,204
Christopher & Banks Corp.                              59,802           1,580
Circuit City Stores, Inc.                              76,829           2,209
Claire's Stores, Inc.                                  25,277             890
Convergys Corp. (AE)                                   68,500           1,334
Corinthian Colleges, Inc. (AE)                         43,800             652
Corporate Executive Board Co.                           4,650             498
Cosi, Inc. (AE)(N)                                     37,900             356
Cox Radio, Inc. Class A (AE)                            5,500              71
Crocs, Inc. (AE)(N)                                    65,500           1,958
Dillard's, Inc. Class A (N)                            15,110             394
Dollar Thrifty Automotive Group (AE)                    5,500             268
Dollar Tree Stores, Inc. (AE)                           6,050             158
Domino's Pizza, Inc.                                   12,150             320

                                                              Equity II Fund  11

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DreamWorks Animation SKG, Inc. Class A (AE)            55,051           1,492
Dress Barn, Inc. (AE)(N)                               56,600           1,432
DSW, Inc. Class A (AE)                                  7,932             248
EarthLink, Inc. (AE)                                   66,200             602
Entercom Communications Corp.                           4,950             131
Ethan Allen Interiors, Inc. (N)                        22,300           1,001
Ezcorp, Inc. Class A (AE)                               6,043             189
Federated Department Stores, Inc.                      11,000             856
Foot Locker, Inc.                                      30,000             695
Forrester Research, Inc. (AE)                           1,695              41
Furniture Brands International, Inc. (N)               23,400             538
Geo Group, Inc. (The) (AE)(N)                           2,600              93
Getty Images, Inc. (AE)                                14,534             930
Gildan Activewear, Inc. (AE)                            7,805             372
Group 1 Automotive, Inc.                               10,092             550
Guess?, Inc. (AE)(N)                                    5,200             206
Gymboree Corp. (AE)                                     8,338             253
Harris Interactive, Inc. (AE)                          12,900              62
Hartmarx Corp. (AE)(N)                                 11,500              99
Hasbro, Inc.                                           59,900           1,181
Hearst-Argyle Television, Inc. (N)                     69,630           1,603
Heidrick & Struggles International, Inc. (AE)          16,900             611
Helen of Troy, Ltd. (AE)(N)                            36,500             754
Iconix Brand Group, Inc. (AE)(N)                       40,269             693
IKON Office Solutions, Inc.                            10,100             133
Inter Parfums, Inc.                                     3,717              70
Internap Network Services Corp. (AE)                   76,300             100
International Speedway Corp. Class A                   14,400             708
Interstate Hotels & Resorts, Inc. (AE)                  7,600              42
Intrawest Corp.                                        34,945           1,255
Jack in the Box, Inc. (AE)                             33,387           1,396
Jo-Ann Stores, Inc. (AE)(N)                            36,700             450
John Wiley & Sons, Inc. Class A                         3,400             125
Jones Apparel Group, Inc.                              19,500             670
Kellwood Co. (N)                                       11,200             359
Kelly Services, Inc. Class A                            3,900             108
Korn/Ferry International (AE)                          70,222           1,475
La-Z-Boy, Inc.                                         18,331             283
Labor Ready, Inc. (AE)(N)                              23,150             612
Leapfrog Enterprises, Inc. (AE)(N)                     44,400             466
Lee Enterprises, Inc. (N)                              20,000             616
Libbey, Inc.                                            7,300              95
LIFE TIME Fitness, Inc. (AE)                           55,338           2,534
Lifetime Brands, Inc. (N)                                 200               6
Lightbridge, Inc. (AE)                                  7,868             100
Lin TV Corp. Class A (AE)(N)                           45,500             402
Lithia Motors, Inc. Class A (N)                         7,200             244
Liz Claiborne, Inc.                                    28,250           1,103
Luby's, Inc. (AE)(N)                                   24,150             286
Manpower, Inc.                                         42,713           2,783
MAXIMUS, Inc.                                          11,100             387

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
McClatchy Co. Class A (N)                              14,000             633
McCormick & Schmick's Seafood Restaurants, Inc.
   (AE)                                                 1,663              41
Media General, Inc. Class A                               900              37
Monarch Casino & Resort, Inc. (AE)                      6,023             192
Monster Worldwide, Inc. (AE)                           34,056           1,955
MPS Group, Inc. (AE)                                  244,664           3,902
Multimedia Games, Inc. (AE)                            11,450             158
NetFlix, Inc. (AE)(N)                                  41,500           1,230
O'Reilly Automotive, Inc. (AE)                         43,087           1,460
OfficeMax, Inc.                                         6,900             267
Orient-Express Hotels, Ltd. Class A                    81,884           3,357
Pacific Sunwear of California, Inc. (AE)               33,000             769
Pantry, Inc. (The) (AE)                                 4,439             294
Papa John's International, Inc. (AE)(N)                25,036             837
Payless Shoesource, Inc. (AE)(N)                       48,100           1,107
Pegasus Solutions, Inc. (AE)                           15,000             142
Penn National Gaming, Inc. (AE)                        74,405           3,030
Perficient, Inc. (AE)(N)                               13,700             167
PHH Corp. (AE)                                         32,600             909
Phillips-Van Heusen Corp.                              41,600           1,676
Pier 1 Imports, Inc. (N)                               62,600             756
Pre-Paid Legal Services, Inc. (N)                      11,320             383
ProQuest Co. (AE)(N)                                   25,000             393
Providence Service Corp. (The) (AE)(N)                 30,000             940
Quiksilver, Inc. (AE)                                  43,000             588
RadioShack Corp.                                       42,700             726
Regal Entertainment Group Class A                      57,391           1,206
RR Donnelley & Sons Co.                                 5,400             182
Ryan's Restaurant Group, Inc. (AE)(N)                  49,000             656
Scholastic Corp. (AE)(N)                               16,800             446
Select Comfort Corp. (AE)(N)                           47,424           1,895
Service Corp. International                             7,400              60
ServiceMaster Co. (The)                                59,000             710
Shoe Carnival, Inc. (AE)                                2,193              61
Six Flags, Inc. (AE)(N)                                50,000             460
Skechers USA, Inc. Class A (AE)                        12,400             339
Sonic Automotive, Inc. (N)                             10,250             277
Spherion Corp. (AE)                                     9,500             101
Stage Stores, Inc. (AE)(N)                             35,440           1,108
Standard Parking Corp. (AE)                               879              23
Stanley Furniture Co., Inc.                             4,167             113
Stanley Works (The)                                    44,320           2,316
Startek, Inc.                                           2,000              46
Steven Madden, Ltd.                                     5,089             275
Stride Rite Corp.                                      12,000             168
Tech Data Corp. (AE)                                   24,170             888
TeleTech Holdings, Inc. (AE)(N)                        22,330             287

 12  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tetra Tech, Inc. (AE)                                  39,812             774
Tiffany & Co.                                          18,100             632
Tweeter Home Entertainment Group, Inc. (AE)(N)         24,100             206
United Online, Inc. (N)                                26,663             345
United Stationers, Inc. (AE)                            7,335             395
Vail Resorts, Inc. (AE)                                 6,597             248
Valassis Communications, Inc. (AE)                     18,500             541
Viad Corp.                                              7,200             237
Warnaco Group, Inc. (The) (AE)                         12,916             288
Washington Post Co. (The) Class B                         975             747
Watson Wyatt Worldwide, Inc. (N)                        3,500             115
WebSideStory, Inc. (AE)(N)                             36,950             635
WESCO International, Inc. (AE)                         30,200           2,265
Wet Seal, Inc. (The) Class A (AE)(N)                   37,100             213
Zumiez, Inc. (AE)(N)                                   10,000             325
                                                                 ------------
                                                                      118,167
                                                                 ------------

Consumer Staples - 0.9%
Casey's General Stores, Inc.                            5,714             121
Chiquita Brands International, Inc. (N)                 9,900             160
Coca-Cola Bottling Co. Consolidated                    18,711             902
Del Monte Foods Co.                                     9,900             115
Flowers Foods, Inc. (N)                                 2,300              65
J&J Snack Foods Corp.                                   4,700             161
Longs Drug Stores Corp.                                19,483             924
Molson Coors Brewing Co. Class B                       14,700           1,086
Pathmark Stores, Inc. (AE)                             23,600             244
PepsiAmericas, Inc.                                    26,800             633
Performance Food Group Co. (AE)(N)                     26,700             820
Pilgrim's Pride Corp. (N)                              11,790             308
Premium Standard Farms, Inc. (N)                        9,926             164
Seaboard Corp. (N)                                        300             463
Smart & Final, Inc. (AE)                                5,177              87
Spartan Stores, Inc.                                   13,184             182
Weis Markets, Inc.                                      3,600             149
Wild Oats Markets, Inc. (AE)(N)                         3,600              62
                                                                 ------------
                                                                        6,646
                                                                 ------------

Financial Services - 16.1%
21st Century Holding Co.                                1,100              20
21st Century Insurance Group (N)                        3,200              51
Accredited Home Lenders Holding Co. (AE)                4,989             287
Advent Software, Inc. (AE)                             52,200           1,837
Affiliated Managers Group, Inc. (AE)                   24,268           2,458
Affordable Residential Communities                     14,500             133
AG Edwards, Inc.                                       24,100           1,273
Alfa Corp. (N)                                          6,200             104
Alliance Data Systems Corp. (AE)                      101,376           5,576
AllianceBernstein Holding, LP                           3,850             248
AMB Property Corp. (o)                                 26,500           1,325
American Capital Strategies, Ltd.                      34,600           1,205

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American Financial Group, Inc.                         10,900             483
American Home Mortgage Investment Corp. (o)             5,349             186
AmeriCredit Corp. (AE)                                 36,280           1,099
Apollo Investment Corp.                                21,500             402
Argonaut Group, Inc. (AE)                               5,200             182
Ashford Hospitality Trust, Inc. (o)(N)                 50,800             591
Aspen Insurance Holdings, Ltd.                         32,000             779
Assurant, Inc.                                         33,637           1,620
Axis Capital Holdings, Ltd.                            30,000             895
Bank of Hawaii Corp.                                   19,930           1,082
Banner Corp.                                            3,000             112
Bear Stearns Cos., Inc. (The)                           6,900             983
BISYS Group, Inc. (The) (AE)                           52,955             844
BOK Financial Corp.                                     5,420             264
Calamos Asset Management, Inc. Class A                 51,063           1,980
Camden Property Trust (o)                               3,900             268
Capital Trust, Inc. Class A (o)(N)                      3,300             103
Cash America International, Inc. (AE)                   9,455             313
CBL & Associates Properties, Inc. (o)                  39,830           1,593
Central Pacific Financial Corp.                         5,299             201
Checkfree Corp. (AE)                                   36,100           1,945
Chemical Financial Corp. (N)                            3,990             116
Chittenden Corp.                                       14,600             402
CIT Group, Inc.                                        13,100             708
City National Corp.                                    22,400           1,634
CNA Surety Corp. (AE)                                  54,600             982
Colonial BancGroup, Inc. (The)                         73,500           1,906
Colonial Properties Trust (o)                           4,439             219
Commerce Bancshares, Inc.                               6,400             334
Commerce Group, Inc.                                    2,800             162
Commercial Net Lease Realty (o)                        46,770             985
Community Bank System, Inc. (N)                         5,700             117
CompuCredit Corp. (AE)(N)                               9,300             372
Conseco, Inc. (AE)                                      7,200             182
Corus Bankshares, Inc. (N)                              9,811             656
Cousins Properties, Inc. (o)(N)                        26,200             824
Crescent Real Estate Equities Co. (o)(N)               47,100             942
Cybersource Corp. (AE)(N)                              78,802             736
Delphi Financial Group Class A                         35,657           1,868
Digital Insight Corp. (AE)                             25,400             876
Doral Financial Corp. (N)                              80,800             639
Dun & Bradstreet Corp. (AE)                             5,008             386
EMC Insurance Group, Inc.                               1,000              29
Entertainment Properties Trust (o)                      8,900             367
Equity One, Inc. (o)(N)                                17,300             398

                                                              Equity II Fund  13

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Euronet Worldwide, Inc. (AE)(N)                        10,000             357
Fair Isaac Corp.                                        3,100             115
Federal Realty Investors Trust (o)                     15,300           1,044
FelCor Lodging Trust, Inc. (o)                         38,182             827
First American Corp.                                   62,300           2,654
First Cash Financial Services, Inc. (AE)               11,627             245
First Community Bancorp, Inc.                          10,200             592
First Midwest Bancorp, Inc.                             6,700             241
First Place Financial Corp.                             1,059              24
First Regional Bancorp (AE)                               600              55
First Republic Bank (N)                                 7,400             322
FirstFed Financial Corp. (AE)(N)                        5,777             364
FPIC Insurance Group, Inc. (AE)                         1,306              52
Fremont General Corp. (N)                              48,420           1,077
Fulton Financial Corp. (N)                             19,700             324
GATX Corp. (N)                                         14,000             655
Global Payments, Inc.                                  20,900             991
Gramercy Capital Corp.                                  1,046              26
Greenhill & Co., Inc. (N)                               6,693             474
Hanmi Financial Corp. (N)                              30,780             599
Hanover Insurance Group, Inc. (The)                    23,100           1,222
Harbor Florida Bancshares, Inc. (N)                     1,600              60
Harleysville Group, Inc.                                3,041              91
Healthcare Realty Trust, Inc. (o)                      20,551             778
HealthExtras, Inc. (AE)(N)                             55,100           1,601
Heartland Payment Systems, Inc. (AE)(N)                23,600             619
Heritage Commerce Corp.                                 1,100              26
HomeBanc Corp. (o)(N)                                  15,800             130
Horace Mann Educators Corp.                            18,200             317
Hospitality Properties Trust (o)                       13,900             599
HRPT Properties Trust (o)                             147,270           1,617
Indus International, Inc. (AE)                         14,123              47
Infinity Property & Casualty Corp.                     18,000             807
infoUSA, Inc.                                           4,682              53
Inland Real Estate Corp. (o)(N)                         4,100              60
Innkeepers USA Trust (o)                               39,000             625
Intervest Bancshares Corp. (AE)                         1,645              66
Investment Technology Group, Inc. (AE)                 45,220           2,396
IPC Holdings, Ltd. (N)                                 23,500             627
iStar Financial, Inc. (o)                              20,000             765
Janus Capital Group, Inc.                               3,200              62
Jones Lang LaSalle, Inc.                               11,697             992
Knight Capital Group, Inc. Class A (AE)(N)             92,417           1,551
Kronos, Inc. (AE)                                      16,549             755
LandAmerica Financial Group, Inc. (N)                  38,461           2,668
Liberty Property Trust (o)                              6,000             268
LTC Properties, Inc. (o)                                2,413              54
Mack-Cali Realty Corp. (o)                             22,400           1,013
MB Financial, Inc. (N)                                  4,300             152

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mercantile Bank Corp.                                     400              16
Mid-America Apartment Communities, Inc. (o)            11,300             599
MoneyGram International, Inc.                          18,600             631
Morningstar, Inc. (AE)(N)                              16,200             689
Nara Bancorp, Inc.                                     36,332             683
Nasdaq Stock Market, Inc. (The) (AE)                    8,700             326
National Penn Bancshares, Inc. (N)                      6,233             123
Nationwide Financial Services, Inc. Class A            13,800             606
New Century Financial Corp. (o)(N)                     22,200           1,137
New Plan Excel Realty Trust (o)(N)                     22,300             550
North Fork Bancorporation, Inc.                        26,400             795
NorthStar Realty Finance Corp. (o)                     11,487             129
Ohio Casualty Corp.                                    21,200             629
optionsXpress Holdings, Inc. (N)                        4,700             148
Pan Pacific Retail Properties, Inc. (o)                 7,600             506
Pegasystems, Inc. (AE)                                    801               6
PFF Bancorp, Inc.                                       6,575             225
Philadelphia Consolidated Holding Co. (AE)             16,000             530
Piper Jaffray Cos., Inc. (AE)                           3,993             285
PMI Group, Inc. (The)                                  13,000             600
Portfolio Recovery Associates, Inc. (AE)(N)             1,440              74
ProAssurance Corp. (AE)                                50,026           2,520
Protective Life Corp.                                   9,200             464
Provident Financial Holdings, Inc.                     11,317             325
Provident Financial Services, Inc.                      4,500              82
PS Business Parks, Inc. (o)                            11,449             595
R&G Financial Corp. Class B (N)                        12,500             130
Radian Group, Inc.                                     26,500           1,662
Raymond James Financial, Inc.                          25,650             779
Regency Centers Corp. (o)                               9,100             574
Reinsurance Group of America, Inc.                     20,100             967
RenaissanceRe Holdings, Ltd.                           18,000             757
Republic Bancorp, Inc. Class A (N)                     29,426             610
Ryder System, Inc.                                     42,300           2,206
Safety Insurance Group, Inc. (N)                       11,409             528
Senior Housing Properties Trust (o)                    35,730             614
Southwest Bancorp, Inc.                                31,500             708
Sovereign Bancorp, Inc. (N)                            33,500             743
Sovran Self Storage, Inc. (o)                          14,800             727
Stancorp Financial Group, Inc.                         25,400           1,253
State Auto Financial Corp.                              6,700             236
Sterling Bancorp (N)                                    4,305              90
Sterling Bancshares, Inc.                              20,100             333
Sterling Financial Corp. (N)                            4,500              94

 14  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Stewart Information Services Corp. (N)                 23,650           1,022
Sunstone Hotel Investors, Inc. (o)(N)                  47,900           1,377
SVB Financial Group (AE)(N)                            11,910             605
SWS Group, Inc.                                         4,143             114
Taubman Centers, Inc. (o)                               5,042             208
TCF Financial Corp.                                    15,900             427
TD Banknorth, Inc.                                     25,500             757
TierOne Corp.                                           1,459              49
Umpqua Holdings Corp. (N)                              13,300             351
United Community Banks, Inc. (N)                        1,700              50
United Fire & Casualty Co. (N)                          5,837             175
United Rentals, Inc. (AE)(N)                           31,700           1,131
Webster Financial Corp.                                15,100             709
Whitney Holding Corp.                                  11,850             421
WR Berkley Corp.                                       29,157           1,091
Zenith National Insurance Corp. (N)                    13,922             614
Zions Bancorporation                                    8,000             664
                                                                 ------------
                                                                      113,390
                                                                 ------------

Health Care - 8.0%
Abaxis, Inc. (AE)(N)                                   33,700             880
Accelrys, Inc. (AE)                                    67,800             477
Affymetrix, Inc. (AE)                                  46,674           1,337
Air Methods Corp. (AE)                                  2,792              76
Albany Molecular Research, Inc. (AE)                    4,878              49
Alkermes, Inc. (AE)(N)                                 30,400             653
Allscripts Healthcare Solutions, Inc. (AE)             80,683           1,374
Alpharma, Inc. Class A (N)                             37,100             974
Amylin Pharmaceuticals, Inc. (AE)(N)                   10,600             462
Analogic Corp.                                         27,900           1,760
Andrx Corp. (AE)                                       12,318             286
Applera Corp. - Celera Genomics Group (AE)             49,000             587
Arena Pharmaceuticals, Inc. (AE)                       15,303             217
Arthrocare Corp. (AE)(N)                               27,608           1,251
Brookdale Senior Living, Inc.                           5,399             205
Bruker BioSciences Corp. (AE)                           4,880              29
Cell Genesys, Inc. (AE)(N)                              5,000              34
Cephalon, Inc. (AE)(N)                                  3,800             249
Community Health Systems, Inc. (AE)                    76,529           2,773
Computer Programs & Systems, Inc.                       1,637              77
Cooper Cos., Inc. (The)                                11,800             647
Cytyc Corp. (AE)                                       27,700             716
Datascope Corp.                                           638              24
DaVita, Inc. (AE)                                      60,886           3,425
DexCom, Inc. (AE)(N)                                   19,100             481
Digene Corp. (AE)(N)                                   33,604           1,387
Discovery Laboratories, Inc. (AE)                      22,100              64
Endo Pharmaceuticals Holdings, Inc. (AE)               26,600             837
ev3, Inc. (AE)(N)                                      42,050             660
Exelixis, Inc. (AE)                                     7,700              83

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Flamel Technologies SA - ADR (AE)(N)                    8,200             166
Gene Logic, Inc. (AE)                                  17,211              50
Genesis HealthCare Corp. (AE)                           3,500             165
Greatbatch, Inc. (AE)(N)                                9,150             224
Haemonetics Corp. (AE)                                  9,200             501
Health Net, Inc. (AE)                                  18,050             735
Healthways, Inc. (AE)                                  25,114           1,232
Henry Schein, Inc. (AE)                                53,173           2,479
Illumina, Inc. (AE)(N)                                 31,800           1,006
Immucor, Inc. (AE)                                     15,745             457
Inspire Pharmaceuticals, Inc. (AE)(N)                   9,200              47
Intralase Corp. (AE)(N)                                98,473           2,115
Invitrogen Corp. (AE)                                  15,200           1,003
Kendle International, Inc. (AE)(N)                     13,400             503
King Pharmaceuticals, Inc. (AE)                        49,500             861
Kos Pharmaceuticals, Inc. (AE)                          6,756             327
Kyphon, Inc. (AE)                                       7,100             300
Lifecell Corp. (AE)(N)                                 60,850           1,645
Lincare Holdings, Inc. (AE)                             2,050              81
Magellan Health Services, Inc. (AE)                    19,600             797
Maxygen, Inc. (AE)(N)                                   8,300              69
Medical Action Industries, Inc. (AE)                    1,513              36
Medical Properties Trust, Inc.                          4,036              43
Mentor Corp. (N)                                       54,071           2,343
Millennium Pharmaceuticals, Inc. (AE)                  14,500             132
Molecular Devices Corp. (AE)(N)                         8,084             263
Molina Healthcare, Inc. (AE)                            7,686             251
Myriad Genetics, Inc. (AE)(N)                          22,000             564
National Medical Health Card Systems, Inc. (AE)           601              14
Natus Medical, Inc. (AE)                                3,771              75
Neurometrix, Inc. (AE)                                  6,115             236
Odyssey HealthCare, Inc. (AE)                          15,600             271
Palomar Medical Technologies, Inc. (AE)                 6,787             285
Panacos Pharmaceuticals, Inc. (AE)                     43,750             306
Parexel International Corp. (AE)                       20,300             600
PDL BioPharma, Inc. (AE)                               50,750           1,461
Pediatrix Medical Group, Inc. (AE)                      3,094             156
Perrigo Co.                                             7,900             126
Pharmacopeia Drug Discovery, Inc. (AE)                 33,500             207
Pharmacyclics, Inc. (AE)(N)                            10,100              49
Pharmion Corp. (AE)                                     8,132             156
Phase Forward, Inc. (AE)                               65,300             895
PSS World Medical, Inc. (AE)                           11,277             204
Quality Systems, Inc.                                  30,018           1,007
Regeneron Pharmaceuticals, Inc. (AE)                   17,000             247

                                                              Equity II Fund  15

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Res-Care, Inc. (AE)                                     1,400              29
Resmed, Inc. (AE)(N)                                   40,756           1,759
Schick Technologies, Inc. (AE)                          5,738             217
Sciclone Pharmaceuticals, Inc. (AE)(N)                 16,500              49
Sierra Health Services, Inc. (AE)                       8,800             345
SonoSite, Inc. (AE)(N)                                 24,300             917
Steris Corp.                                            4,200              97
Sunrise Senior Living, Inc. (AE)(N)                    14,500             539
SurModics, Inc. (AE)(N)                                 1,900              68
Tenet Healthcare Corp. (AE)                            30,400             253
Thoratec Corp. (AE)(N)                                 24,222             436
United Surgical Partners International, Inc.
   (AE)                                                48,046           1,586
Universal Health Services, Inc. Class B                 7,700             391
Varian Medical Systems, Inc. (AE)                      19,728           1,033
Vertex Pharmaceuticals, Inc. (AE)                       3,750             136
Viasys Healthcare, Inc. (AE)                           15,000             436
Vital Images, Inc. (AE)                                 3,011             102
Watson Pharmaceuticals, Inc. (AE)                      11,700             333
WellCare Health Plans, Inc. (AE)(N)                    11,500             482
Zoll Medical Corp. (AE)                                21,576             572
                                                                 ------------
                                                                       56,544
                                                                 ------------

Integrated Oils - 0.1%
Giant Industries, Inc. (AE)                             3,870             280
KCS Energy, Inc. (AE)(N)                                5,800             170
                                                                 ------------
                                                                          450
                                                                 ------------

Materials and Processing - 7.9%
Acuity Brands, Inc.                                     8,927             370
AEP Industries, Inc. (AE)                               1,199              43
Airgas, Inc.                                           68,104           2,755
Albany International Corp. Class A                      5,200             203
Aleris International, Inc. (AE)                        32,654           1,510
AM Castle & Co. (N)                                    30,370           1,096
Andersons, Inc. (The) (N)                                 500              52
Ball Corp.                                             22,500             900
Barnes Group, Inc. (N)                                  3,300             149
BlueLinx Holdings, Inc.                                 6,300              95
Builders FirstSource, Inc. (AE)                         3,155              68
Building Material Holding Corp. (N)                     6,400             214
Cambrex Corp.                                          29,400             596
Cameco Corp.                                           33,266           1,352
Caraustar Industries, Inc. (AE)                        29,589             293
Celanese Corp.                                         40,600             891
Century Aluminum Co. (AE)                              52,194           2,485
CF Industries Holdings, Inc.                           26,100             452
Chaparral Steel Co. (AE)                                4,700             297
Chemtura Corp.                                          8,200             100
Chicago Bridge & Iron Co. NV                           46,222           1,108
Comfort Systems USA, Inc.                              24,410             373
Commercial Metals Co.                                   5,832             316

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Constar International, Inc. (AE)(N)                    31,900             103
Corn Products International, Inc. (N)                  25,500             714
Crown Holdings, Inc. (AE)                              16,300             261
Cytec Industries, Inc. (N)                             31,600           1,911
Eagle Materials, Inc.                                   5,700             378
Eastman Chemical Co.                                    5,850             318
EMCOR Group, Inc. (AE)                                 35,300           1,771
Encore Wire Corp. (AE)(N)                              18,212             764
Energizer Holdings, Inc. (AE)                          13,690             700
EnerSys (AE)(N)                                         4,600              65
Ennis, Inc. (N)                                        16,700             329
FMC Corp.                                              15,300             972
Georgia Gulf Corp. (N)                                 22,200             658
Granite Construction, Inc.                             22,291           1,032
Greif, Inc. Class A                                     3,200             207
Harsco Corp.                                           23,900           1,992
HB Fuller Co.                                          28,260           1,478
Hercules, Inc. (AE)                                   119,500           1,698
Infrasource Services, Inc. (AE)(N)                      4,800              91
Insituform Technologies, Inc. Class A (AE)(N)          55,350           1,410
Insteel Industries, Inc.                                8,000             299
Integra LifeSciences Holdings Corp. (AE)                6,187             260
Jacobs Engineering Group, Inc. (AE)                    13,400           1,108
Kaydon Corp.                                            7,850             337
Lamson & Sessions Co. (The) (AE)(N)                    24,050             605
Lennox International, Inc.                             24,531             802
Lubrizol Corp.                                          5,200             227
Martin Marietta Materials, Inc.                        12,500           1,327
Material Sciences Corp. (AE)                            1,600              17
Metal Management, Inc.                                 33,145           1,076
Mueller Industries, Inc.                               25,389             961
Myers Industries, Inc.                                 12,093             214
NCI Building Systems, Inc. (AE)                         4,173             273
NewMarket Corp. (N)                                     5,200             264
Novamerican Steel, Inc. (AE)                            6,910             297
NS Group, Inc. (AE)                                    28,283           1,415
Olin Corp.                                             12,774             263
Owens-Illinois, Inc. (AE)                              43,000             786
Pactiv Corp. (AE)                                      16,300             397
Perini Corp. (AE)                                       2,900              87
Pioneer Cos., Inc. (AE)                                 1,525              49
PolyOne Corp. (AE)                                     90,197             801
Pope & Talbot, Inc. (N)                                 5,400              44
Precision Castparts Corp.                               5,800             365
Quanex Corp.                                            6,263             268
Reliance Steel & Aluminum Co.                          18,800           1,672

 16  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Rock-Tenn Co. Class A                                   8,200             130
RPM International, Inc.                                 7,300             134
Ryerson, Inc. (AE)(N)                                   4,400             129
Schulman A, Inc.                                       15,600             373
Scotts Miracle-Gro Co. (The) Class A                   22,700           1,005
Silgan Holdings, Inc.                                  12,600             489
Spartech Corp.                                         23,000             544
Standard Register Co. (The)                             1,670              23
Steel Dynamics, Inc.                                    2,700             169
Steel Technologies, Inc.                                6,205             143
Symyx Technologies, Inc. (AE)                          14,200             414
Terra Industries, Inc. (AE)(N)                         34,850             288
Timken Co.                                             19,500             681
Trammell Crow Co. (AE)                                  8,000             311
UAP Holding Corp.                                      10,779             225
Universal Forest Products, Inc. (N)                     1,900             142
URS Corp. (AE)                                          7,797             336
Valmont Industries, Inc.                                9,850             529
Valspar Corp.                                           7,200             204
Washington Group International, Inc.                   31,407           1,747
WD-40 Co. (N)                                           4,400             138
Westlake Chemical Corp.                                17,500             531
                                                                 ------------
                                                                       55,469
                                                                 ------------

Miscellaneous - 1.6%
Brunswick Corp.                                         7,500             294
Foster Wheeler, Ltd. (AE)                              16,000             713
Hillenbrand Industries, Inc.                           11,400             586
Johnson Controls, Inc.                                 11,200             913
McDermott International, Inc. (AE)                     50,869           3,093
SPX Corp.                                              22,900           1,254
Teleflex, Inc.                                          6,500             424
Trinity Industries, Inc. (N)                           22,100           1,403
Walter Industries, Inc.                                23,399           1,552
Wesco Financial Corp.                                   2,700           1,057
                                                                 ------------
                                                                       11,289
                                                                 ------------

Other Energy - 7.8%
Alliance Resource Partners, LP                          2,800             119
Alon USA Energy, Inc.                                   6,437             173
Atwood Oceanics, Inc. (AE)                             28,464           1,519
Basic Energy Services, Inc. (AE)                       42,300           1,410
Bronco Drilling Co., Inc. (AE)(N)                      28,900             781
Cabot Oil & Gas Corp.                                   3,700             182
Comstock Resources, Inc. (AE)                          21,500             668
Cooper Cameron Corp. (AE)                              43,518           2,186
Core Laboratories NV (AE)                              33,305           2,040
Denbury Resources, Inc. (AE)                           29,300             955
Diamond Offshore Drilling, Inc.                        14,692           1,334
Dresser-Rand Group, Inc. (AE)                           2,000              50
Dril-Quip, Inc. (AE)                                    5,400             389
Dynegy, Inc. Class A (AE)                              27,100             135
Enbridge Energy Partners, LP (N)                       17,500             774

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ENSCO International, Inc.                              19,600           1,048
Equitable Resources, Inc.                              10,000             355
FMC Technologies, Inc. (AE)                            29,761           1,624
Foundation Coal Holdings, Inc. (N)                     32,400           1,643
Frontier Oil Corp.                                     12,000             726
Global Industries, Ltd. (AE)                           42,500             675
Grey Wolf, Inc. (AE)                                   35,059             275
Helix Energy Solutions Group, Inc. (AE)(N)             58,700           2,279
Helmerich & Payne, Inc.                                42,700           3,106
Hercules Offshore, Inc. (AE)                           20,600             842
Hornbeck Offshore Services, Inc. (AE)(N)                3,100             111
Hugoton Royalty Trust                                       1              --
Input/Output, Inc. (AE)(N)                             38,000             383
Meridian Resource Corp. (AE)(N)                        62,300             242
National-Oilwell Varco, Inc. (AE)                      36,202           2,497
Oil States International, Inc. (AE)                    14,300             577
Ormat Technologies, Inc. (N)                            7,000             239
Penn Virginia Corp.                                    11,493             829
Pioneer Drilling Co. (AE)                              38,500             624
Pogo Producing Co.                                      5,600             278
Pride International, Inc. (AE)                         18,550             647
Rowan Cos., Inc.                                        3,650             162
RPC, Inc. (N)                                          17,600             487
SEACOR Holdings, Inc. (AE)(N)                          13,600           1,203
St. Mary Land & Exploration Co. (N)                    13,783             583
Swift Energy Co. (AE)                                  21,410             907
Talisman Energy, Inc.                                  17,000             960
TC Pipelines, LP                                        5,916             199
TEPPCO Partners, LP (N)                                21,700             826
Tetra Technologies, Inc. (AE)                          51,754           2,546
Todco Class A                                          27,300           1,252
Trico Marine Services, Inc. (AE)(N)                    43,700           1,460
Unit Corp. (AE)                                        48,400           2,795
Veritas DGC, Inc. (AE)(N)                              63,165           3,028
W&T Offshore, Inc. (N)                                 17,550             749
W-H Energy Services, Inc. (AE)                         45,100           2,266
Weatherford International, Ltd. (AE)                   31,262           1,655
Whiting Petroleum Corp. (AE)                           22,500             951
XTO Energy, Inc.                                       22,997             974
                                                                 ------------
                                                                       54,718
                                                                 ------------

Producer Durables - 7.6%
Advanced Energy Industries, Inc. (AE)                  15,616             247
AGCO Corp. (AE)                                        12,406             296
American Tower Corp. Class A (AE)                      17,900             611
Andrew Corp. (AE)                                      73,968             783

                                                              Equity II Fund  17

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AO Smith Corp. (N)                                     16,510             782
Applied Industrial Technologies, Inc.                   2,100              87
Arris Group, Inc. (AE)                                 66,400             787
ASML Holding NV (AE)                                   91,724           1,940
Asyst Technologies, Inc. (AE)(N)                       38,200             388
Axcelis Technologies, Inc. (AE)                        62,200             366
BE Aerospace, Inc. (AE)                                71,727           1,867
Briggs & Stratton Corp.                                17,900             604
Brooks Automation, Inc. (AE)                           58,504             791
Bucyrus International, Inc. Class A                    39,820           2,067
CalAmp Corp. (AE)                                       6,439              87
Cascade Corp. (N)                                      20,400             847
CNH Global NV                                          12,680             339
Columbus McKinnon Corp. (AE)                           25,509             683
Crane Co.                                              15,600             659
Credence Systems Corp. (AE)(N)                         30,600             217
Crown Castle International Corp. (AE)                  10,150             342
Cymer, Inc. (AE)                                       14,350             742
Desarrolladora Homex SA de CV - ADR (AE)               38,975           1,493
DR Horton, Inc.                                        20,501             615
Electro Scientific Industries, Inc. (AE)                6,050             121
EnPro Industries, Inc. (AE)(N)                          4,300             159
Entegris, Inc. (AE)                                    94,701             964
ESCO Technologies, Inc. (AE)                           29,398           1,489
Flowserve Corp. (AE)                                    8,900             512
Franklin Electric Co., Inc.                             3,097             181
General Cable Corp. (AE)                                5,400             170
Genlyte Group, Inc. (AE)                               15,425           1,061
GP Strategies Corp. (AE)                                  800               6
Itron, Inc. (AE)                                       22,958           1,540
JLG Industries, Inc.                                   42,200           1,210
Joy Global, Inc.                                       33,993           2,233
KB Home                                                 3,400             209
Kennametal, Inc.                                       17,713           1,096
Kimball International, Inc. Class B (N)                 9,202             140
Kulicke & Soffa Industries, Inc. (AE)(N)               17,500             159
Lennar Corp. Class A                                   13,500             742
Lindsay Manufacturing Co.                               9,716             253
LTX Corp. (AE)(N)                                      26,300             149
Manitowoc Co., Inc. (The)                              12,007             596
Mastec, Inc. (AE)(N)                                   17,900             221
Mattson Technology, Inc. (AE)                          23,432             269
Meritage Homes Corp. (AE)                              11,100             728
Mettler Toledo International, Inc. (AE)                51,160           3,315
Milacron, Inc. (AE)(N)                                100,558             142
MKS Instruments, Inc. (AE)                             10,737             254
Molex, Inc.                                            18,800             698
Monaco Coach Corp.                                     11,200             156
Nordson Corp.                                           5,338             284
Novellus Systems, Inc. (AE)                             2,800              69
Orbital Sciences Corp. (AE)                            39,170             613

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Orleans Homebuilders, Inc. (N)                          1,200              25
Pall Corp.                                             38,900           1,174
Photon Dynamics, Inc. (AE)                              4,900              93
Plantronics, Inc.                                      58,072           2,178
Polycom, Inc. (AE)                                     54,638           1,201
Regal-Beloit Corp.                                      5,688             267
Robbins & Myers, Inc.                                  20,700             503
Rofin-Sinar Technologies, Inc. (AE)                     3,228             182
SBA Communications Corp. Class A (AE)                  26,900             676
Steelcase, Inc. Class A (N)                            27,600             517
Technical Olympic USA, Inc. (AE)(N)                    32,500             682
Tecumseh Products Co. Class A (N)                      28,300             649
Tektronix, Inc.                                        36,400           1,286
Teledyne Technologies, Inc. (AE)                       13,900             506
Tennant Co.                                             4,560             232
Thermo Electron Corp. (AE)                             13,600             524
Toll Brothers, Inc. (AE)                               18,500             595
Tollgrade Communications, Inc. (AE)                     2,265              26
Twin Disc, Inc.                                         1,400              46
Ultratech, Inc. (AE)(N)                                19,300             379
United Industrial Corp.                                 1,400              92
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                52,684           1,725
Vicor Corp.                                             8,400             179
Viisage Technology, Inc. (AE)(N)                       30,200             506
Xyratex, Ltd. (AE)(N)                                  46,241           1,383
Zygo Corp. (AE)                                         9,773             178
                                                                 ------------
                                                                       53,183
                                                                 ------------

Technology - 19.9%
Acxiom Corp.                                           14,072             367
Adaptec, Inc. (AE)                                    135,500             749
ADC Telecommunications, Inc. (AE)                      64,534           1,445
Advanced Digital Information Corp. (AE)                80,900             687
Agile Software Corp. (AE)(N)                          173,950           1,212
Akamai Technologies, Inc. (AE)                         98,878           3,331
Alliance Semiconductor Corp. (AE)(N)                   48,500             131
Altera Corp. (AE)                                      99,038           2,163
American Reprographics Co. (AE)                         4,300             153
American Software, Inc. Class A                         4,453              33
Amkor Technology, Inc. (AE)(N)                         36,200             438
Amphenol Corp. Class A                                 69,365           4,009
Anaren, Inc. (AE)                                       2,565              53
Ansoft Corp. (AE)                                       4,578             201
Ansys, Inc. (AE)                                          900              51

 18  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Applera Corp. - Applied Biosystems Group               43,000           1,240
Applied Micro Circuits Corp. (AE)                     302,950           1,112
Ariba, Inc. (AE)(N)                                    68,000             628
Arrow Electronics, Inc. (AE)                            8,950             324
ASE Test, Ltd. (AE)(N)                                 84,893             968
Aspen Technology, Inc. (AE)(N)                         32,100             413
Atmel Corp. (AE)                                       18,791              99
Avanex Corp. (AE)(N)                                  103,400             237
Avid Technology, Inc. (AE)(N)                          20,000             771
Avnet, Inc. (AE)                                       43,400           1,136
Avocent Corp. (AE)                                      6,650             179
AVX Corp.                                               4,800              85
BEA Systems, Inc. (AE)                                189,250           2,508
BearingPoint, Inc. (AE)(N)                             67,300             625
Benchmark Electronics, Inc. (AE)                       14,000             382
Blackbaud, Inc.                                        11,819             248
BMC Software, Inc. (AE)                                17,700             381
Brocade Communications Systems, Inc. (AE)             173,650           1,070
Cadence Design Systems, Inc. (AE)                     190,950           3,615
Cbeyond Communications, Inc. (AE)(N)                    6,500             128
Checkpoint Systems, Inc. (AE)                          29,946             791
Ciena Corp. (AE)(N)                                   592,158           2,422
Cirrus Logic, Inc. (AE)(N)                             15,700             148
Citrix Systems, Inc. (AE)                              31,700           1,266
Coherent, Inc. (AE)(N)                                 10,983             409
CommScope, Inc. (AE)                                   14,733             484
Compuware Corp. (AE)                                   33,242             255
Comverse Technology, Inc. (AE)                         61,121           1,384
Conexant Systems, Inc. (AE)(N)                        315,000           1,115
CSG Systems International, Inc. (AE)                   10,427             264
Cubic Corp. (N)                                        14,121             325
Daktronics, Inc. (N)                                   39,900           1,565
Digitas, Inc. (AE)                                     20,510             289
Ditech Communications Corp. (AE)(N)                    11,900             112
Electronics for Imaging, Inc. (AE)                    114,840           3,154
Emulex Corp. (AE)                                      15,854             296
Equinix, Inc. (AE)(N)                                  43,946           2,896
ESS Technology, Inc. (AE)(N)                           20,700              66
F5 Networks, Inc. (AE)                                 25,500           1,493
Fairchild Semiconductor International, Inc. (AE)       39,400             814
Finisar Corp. (AE)(N)                                 125,400             589
Flir Systems, Inc. (AE)(N)                             12,400             303
Formfactor, Inc. (AE)(N)                               89,967           3,751
Foundry Networks, Inc. (AE)                            19,500             277
Freescale Semiconductor, Inc. Class A (AE)             12,900             408
Gartner, Inc. Class A (AE)(N)                         126,600           1,775
Harris Corp.                                           56,450           2,629
Hittite Microwave Corp. (AE)                           51,800           2,016
Hyperion Solutions Corp. (AE)                          56,520           1,731
Ikanos Communications, Inc. (AE)(N)                    25,400             470

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Imation Corp.                                          12,400             521
Infocrossing, Inc. (AE)                                 6,500              81
InFocus Corp. (AE)(N)                                  54,200             264
Informatica Corp. (AE)(N)                              46,150             709
Ingram Micro, Inc. Class A (AE)                        36,200             666
Integrated Device Technology, Inc. (AE)                73,250           1,115
Integrated Silicon Solution, Inc. (AE)(N)              73,000             483
Intergraph Corp. (AE)                                  29,173           1,284
Intermagnetics General Corp. (AE)(N)                  111,264           2,417
Internet Security Systems, Inc. (AE)                   11,524             259
Intersil Corp. Class A                                 20,900             619
Interwoven, Inc. (AE)                                  10,700             109
JDA Software Group, Inc. (AE)(N)                       31,337             428
JDS Uniphase Corp. (AE)                               235,000             820
Juniper Networks, Inc. (AE)                            74,656           1,380
Keynote Systems, Inc. (AE)(N)                          39,200             432
Komag, Inc. (AE)(N)                                    12,834             544
Lawson Software, Inc. (AE)(N)                         239,391           1,838
Logility, Inc. (AE)                                       616               6
LSI Logic Corp. (AE)                                  154,400           1,644
Maxtor Corp. (AE)(N)                                  145,100           1,405
MEMC Electronic Materials, Inc. (AE)                   26,700           1,084
Mentor Graphics Corp. (AE)                            198,842           2,611
Merge Technologies, Inc. (AE)                           8,500             107
Microsemi Corp. (AE)                                   17,700             484
MicroStrategy, Inc. Class A (AE)                        2,644             252
MRO Software, Inc. (AE)                                 7,200             137
Napster, Inc. (AE)(N)                                  10,200              47
NAVTEQ Corp. (AE)                                      22,045             915
Netlogic Microsystems, Inc. (AE)(N)                    38,700           1,558
Nuance Communications, Inc. (AE)(N)                    97,300           1,248
Nvidia Corp. (AE)                                      58,400           1,706
Openwave Systems, Inc. (AE)                            68,686           1,278
Opnet Technologies, Inc. (AE)                           1,898              24
Optical Communication Products, Inc. (AE)(N)            8,300              20
Orckit Communications, Ltd. (AE)(N)                    20,200             326
Park Electrochemical Corp. (N)                         49,600           1,536
PerkinElmer, Inc.                                       8,650             185
Plexus Corp. (AE)                                      17,500             762
PMC - Sierra, Inc. (AE)                                86,150           1,071
Portalplayer, Inc. (AE)                                20,756             230
PowerDsine, Ltd. (AE)(N)                               27,000             225
Quantum Corp. (AE)(N)                                 291,800             998
Rackable Systems, Inc. (AE)                             5,300             272
Radisys Corp. (AE)                                      4,014              85

                                                              Equity II Fund  19

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
RADVision, Ltd. (AE)                                   50,500             881
RADWARE, Ltd. (AE)(N)                                  11,000             174
RealNetworks, Inc. (AE)(N)                             46,000             461
Red Hat, Inc. (AE)                                     19,850             583
Redback Networks, Inc. (AE)(N)                        115,660           2,591
Reynolds & Reynolds Co. (The) Class A                   5,750             171
Rockwell Automation, Inc.                              39,668           2,874
RSA Security, Inc. (AE)                               106,100           2,222
Seachange International, Inc. (AE)(N)                  61,700             415
Semtech Corp. (AE)                                     70,200           1,316
Sigma Designs, Inc. (AE)(N)                            35,100             487
Silicon Laboratories, Inc. (AE)                        16,700             778
Silicon Storage Technology, Inc. (AE)(N)               59,000             270
Skyworks Solutions, Inc. (AE)(N)                      134,800             964
Solectron Corp. (AE)                                  223,500             894
SPSS, Inc. (AE)                                         8,355             291
Stellent, Inc.                                          5,000              64
Sunpower Corp. Class A (AE)(N)                         10,000             384
SupportSoft, Inc. (AE)(N)                              19,300              88
Sycamore Networks, Inc. (AE)                          256,750           1,207
SYKES Enterprises, Inc. (AE)                           10,380             169
Synopsys, Inc. (AE)                                    71,300           1,557
Talx Corp.                                              5,400             140
Tekelec (AE)                                           45,300             647
Tellabs, Inc. (AE)                                     11,300             179
Tessera Technologies, Inc. (AE)                        92,360           2,962
TIBCO Software, Inc. (AE)                             110,250             950
Transaction Systems Architects, Inc. Class A
   (AE)                                                94,003           3,755
Trident Microsystems, Inc. (AE)(N)                     32,200             857
Triquint Semiconductor, Inc. (AE)                      39,843             216
Trizetto Group, Inc. (The) (AE)(N)                      4,100              64
Tyler Technologies, Inc. (AE)                          17,900             197
Ultimate Software Group, Inc. (AE)(N)                  40,703           1,041
Unisys Corp. (AE)                                     253,600           1,583
Utstarcom, Inc. (AE)(N)                                68,900             479
VeriFone Holdings, Inc. (AE)                           55,500           1,718
Viasat, Inc. (AE)                                      31,500             949
Vignette Corp. (AE)                                    20,542             327
Vocus, Inc. (AE)(N)                                    71,900           1,097
Volterra Semiconductor Corp. (AE)(N)                   37,700             619
WatchGuard Technologies, Inc. (AE)                     26,400             137
Wavecom SA - ADR (AE)(N)                               16,300             202
webMethods, Inc. (AE)                                  27,143             255
Websense, Inc. (AE)                                    27,080             673
Western Digital Corp. (AE)                            102,400           2,155
Wind River Systems, Inc. (AE)                           6,788              77
Woodhead Industries, Inc.                               1,235              20
Zhone Technologies, Inc. (AE)(N)                       24,997              61
Zoran Corp. (AE)                                       25,750             707
                                                                 ------------
                                                                      139,762
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Utilities - 3.1%
Allete, Inc.                                           22,300           1,043
Alliant Energy Corp.                                   32,200           1,029
Avista Corp. (N)                                       14,910             313
Black Hills Corp.                                       7,505             272
Cablevision Systems Corp. Class A                      13,850             281
Centerpoint Energy, Inc. (N)                           32,200             387
CenturyTel, Inc.                                       48,400           1,825
Cleco Corp.                                             7,400             166
CMS Energy Corp. (AE)                                  39,500             526
Dobson Communications Corp. Class A (AE)              141,048           1,269
Energen Corp.                                          20,800             734
Laclede Group, Inc. (The) (N)                           5,400             184
Leap Wireless International, Inc. (AE)                 36,540           1,679
NeuStar, Inc. Class A (AE)(N)                          61,041           2,143
New Jersey Resources Corp. (N)                         10,100             447
Nicor, Inc. (N)                                         3,300             131
NII Holdings, Inc. (AE)                                25,130           1,505
NorthWestern Corp.                                      7,600             267
OGE Energy Corp.                                       39,000           1,176
Pepco Holdings, Inc.                                   67,300           1,553
Pike Electric Corp. (AE)                                8,300             159
Pinnacle West Capital Corp.                            23,400             938
Premiere Global Services, Inc. (AE)                    48,662             380
RCN Corp. (AE)(N)                                       2,800              75
Sierra Pacific Resources (AE)                          34,710             490
Southern Union Co.                                     30,900             801
Talk America Holdings, Inc. (AE)(N)                    32,300             294
TECO Energy, Inc.                                      18,300             292
Telephone & Data Systems, Inc.                          1,800              71
UGI Corp.                                              33,300             746
US Cellular Corp. (AE)(N)                               8,030             501
Westar Energy, Inc.                                    10,390             218
                                                                 ------------
                                                                       21,895
                                                                 ------------

TOTAL COMMON STOCKS
(cost $536,881)                                                       657,257
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Washington Mutual, Inc. (AE)
   2050 Warrants                                          112              19
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $18)                                                                 19
                                                                 ------------

 20  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 7.9%
Frank Russell Investment Company
   Money Market Fund                               52,891,002          52,891
United States Treasury Bills (c)(z)(sec.)
   4.589% due 06/15/06                                  2,500           2,486
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $55,377)                                                         55,377
                                                                 ------------

OTHER SECURITIES - 16.9%
Frank Russell Investment Company
   Money Market Fund (X)                           31,014,724          31,015
State Street Securities Lending Quality Trust
   (X)                                             87,372,397          87,372
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $118,387)                                                       118,387
                                                                 ------------

TOTAL INVESTMENTS - 118.3%
(identified cost $710,663)                                            831,040

OTHER ASSETS AND LIABILITIES,
NET - (18.3%)                                                        (128,677)
                                                                 ------------

NET ASSETS - 100.0%                                                   702,363
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 2000 Mini Index (CME)
   expiration date 06/06 (606)                         46,589            1,747
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                1,747
                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                              Equity II Fund  21

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                   % OF
                                                    NET
CATEGORIES                                        ASSETS
-------------------------------------------------------------
Auto and Transportation                                   3.7
Consumer Discretionary                                   16.8
Consumer Staples                                          0.9
Financial Services                                       16.1
Health Care                                               8.0
Integrated Oils                                           0.1
Materials and Processing                                  7.9
Miscellaneous                                             1.6
Other Energy                                              7.8
Producer Durables                                         7.6
Technology                                               19.9
Utilities                                                 3.1
Warrants & Rights                                          --*
Short-Term Investments                                    7.9
Other Securities                                         16.9
                                              ---------------
Total Investments                                       118.3
Other Assets and Liabilities, Net                       (18.3)
                                              ---------------

                                                        100.0
                                              ===============
Futures Contracts                                         0.2

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

 22  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,101.70      $     1,020.18
Expenses Paid During
Period*                       $         4.85      $         4.66

* Expenses are equal to the Fund's annualized expense ratio of 0.93% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,103.30      $     1,021.37
Expenses Paid During
Period*                       $         3.60      $         3.46

* Expenses are equal to the Fund's annualized expense ratio of 0.69% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS Y                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,103.60      $     1,021.67
Expenses Paid During
Period*                       $         3.29      $         3.16

* Expenses are equal to the Fund's annualized expense ratio of 0.63% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                               Equity Q Fund  23

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 96.6%
Auto and Transportation - 2.8%
Burlington Northern Santa Fe Corp.                    153,000          12,168
CSX Corp.                                              60,100           4,116
FedEx Corp.                                            55,800           6,424
Ford Motor Co. (N)                                    353,100           2,454
Harley-Davidson, Inc. (N)                              56,200           2,857
JB Hunt Transport Services, Inc. (N)                   53,600           1,277
Landstar System, Inc.                                   5,800             247
Norfolk Southern Corp.                                 92,200           4,979
Oshkosh Truck Corp.                                    10,600             649
Paccar, Inc.                                           56,712           4,079
Southwest Airlines Co.                                204,200           3,312
Swift Transportation Co., Inc. (AE)(N)                 29,800             893
TRW Automotive Holdings Corp. (AE)                      9,600             213
Union Pacific Corp.                                     2,000             182
United Parcel Service, Inc. Class B                     3,500             284
                                                                 ------------
                                                                       44,134
                                                                 ------------

Consumer Discretionary - 12.9%
Abercrombie & Fitch Co. Class A                        12,800             777
Accenture, Ltd. Class A                                99,200           2,884
Advance Auto Parts, Inc.                               25,500           1,026
Alberto-Culver Co.                                     22,200             998
American Greetings Corp. Class A                       49,300           1,110
Ameristar Casinos, Inc. (N)                             3,900              96
Aramark Corp. Class B (N)                              20,200             568
Autonation, Inc. (AE)                                 112,300           2,529
Bebe Stores, Inc. (N)                                   2,600              46
Best Buy Co., Inc.                                     54,000           3,060
Black & Decker Corp.                                   45,600           4,269
Boyd Gaming Corp. (N)                                   6,400             319
Brinker International, Inc.                            39,100           1,531
Career Education Corp. (AE)                            29,800           1,099
CBS Corp. Class B                                     172,078           4,383
Cendant Corp.                                         113,000           1,970
Circuit City Stores, Inc.                             140,489           4,039
Claire's Stores, Inc.                                  39,900           1,405
Clear Channel Communications, Inc.                     50,800           1,449
Coach, Inc. (AE)                                      414,800          13,697
Convergys Corp. (AE)                                   33,300             648
Corporate Executive Board Co.                           5,300             568
Costco Wholesale Corp.                                 34,100           1,856
Darden Restaurants, Inc.                               98,300           3,893
Dillard's, Inc. Class A                               123,100           3,210
DIRECTV Group, Inc. (The) (AE)                         16,800             287
DreamWorks Animation SKG, Inc. Class A (AE)             3,100              84
Dress Barn, Inc. (AE)(N)                               29,400             744
Electronic Arts, Inc. (AE)                             36,000           2,045
Estee Lauder Cos., Inc. (The) Class A (N)              71,400           2,650
Gannett Co., Inc.                                       6,200             341

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Gemstar-TV Guide International, Inc. (AE)(N)           44,800             148
Google, Inc. Class A (AE)                              25,740          10,758
Guess?, Inc. (AE)(N)                                      800              32
Harrah's Entertainment, Inc.                           25,700           2,098
Hasbro, Inc.                                           48,000             946
Hilton Hotels Corp.                                    37,300           1,005
Home Depot, Inc.                                      311,090          12,422
International Game Technology                          41,500           1,574
Jackson Hewitt Tax Service, Inc. (N)                    4,100             123
JC Penney Co., Inc.                                    55,500           3,633
Kimberly-Clark Corp.                                   69,335           4,058
Liberty Global, Inc.
   Series A (AE)                                        9,100             188
Liberty Media Corp. Class A (AE)                      618,800           5,167
Limited Brands, Inc.                                   13,000             333
Lowe's Cos., Inc.                                     112,900           7,118
Manpower, Inc.                                         31,000           2,020
Marriott International, Inc. Class A                   60,900           4,450
McDonald's Corp.                                      107,000           3,699
McGraw-Hill Cos., Inc. (The)                          144,300           8,032
Men's Wearhouse, Inc. (The) (N)                        17,100             606
MGM Mirage                                             17,300             777
Mohawk Industries, Inc. (AE)                           10,000             801
News Corp. Class A                                    407,400           6,991
Nike, Inc. Class B                                     40,600           3,323
NTL, Inc.                                               4,715             130
Office Depot, Inc. (AE)                                92,500           3,754
Omnicom Group, Inc.                                    14,100           1,269
PHH Corp. (AE)(N)                                      10,200             284
Phillips-Van Heusen Corp. (N)                           6,000             241
Republic Services, Inc.                                25,800           1,135
Robert Half International, Inc.                        15,800             668
SCP Pool Corp. (N)                                      8,350             390
Six Flags, Inc. (AE)(N)                                 6,200              57
Staples, Inc.                                         108,350           2,862
Starbucks Corp. (AE)                                  159,600           5,948
Target Corp.                                          227,300          12,070
Time Warner, Inc.                                     669,400          11,648
Tribune Co.                                            15,800             456
Univision Communications, Inc. Class A (AE)(N)         61,900           2,209
Vail Resorts, Inc. (AE)(N)                                700              26
Viacom, Inc. Class B (AE)                              34,928           1,391
Walt Disney Co.                                       185,100           5,175
Waste Management, Inc.                                 39,700           1,487
Weight Watchers International, Inc.                    13,100             646

 24  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Whirlpool Corp.                                        38,900           3,491
Yahoo!, Inc. (AE)                                      59,400           1,947
Yum! Brands, Inc.                                      95,400           4,930
                                                                 ------------
                                                                      206,097
                                                                 ------------

Consumer Staples - 5.3%
Albertson's, Inc.                                      26,500             671
Altria Group, Inc.                                     65,900           4,821
Clorox Co.                                              8,300             533
Coca-Cola Co. (The)                                   144,800           6,076
Coca-Cola Enterprises, Inc.                            34,700             678
Colgate-Palmolive Co.                                  84,200           4,978
CVS Corp.                                              86,800           2,580
Dean Foods Co. (AE)                                    11,800             467
General Mills, Inc.                                   152,700           7,534
Hormel Foods Corp.                                     23,800             799
Kellogg Co.                                             1,700              79
Kroger Co. (The)                                      240,535           4,873
Loews Corp.                                             7,900             405
Pepsi Bottling Group, Inc.                             82,600           2,651
PepsiCo, Inc.                                         388,600          22,632
Pilgrim's Pride Corp.                                  14,300             374
Procter & Gamble Co.                                  239,450          13,938
Reynolds American, Inc. (N)                            31,500           3,454
Safeway, Inc.                                          60,200           1,513
Supervalu, Inc.                                        38,400           1,114
Sysco Corp.                                            22,100             661
Tyson Foods, Inc. Class A                             191,400           2,794
Walgreen Co.                                           13,800             579
Whole Foods Market, Inc.                               15,500             951
                                                                 ------------
                                                                       85,155
                                                                 ------------

Financial Services - 21.2%
Aflac, Inc.                                               500              24
Alliance Data Systems Corp. (AE)                          500              27
Allstate Corp. (The)                                  112,900           6,378
Ambac Financial Group, Inc.                            12,600           1,038
American Express Co.                                   79,700           4,289
American International Group, Inc.                    121,100           7,902
AmeriCredit Corp. (AE)                                 46,700           1,414
Ameriprise Financial, Inc.                             36,020           1,766
AmerUs Group Co.                                        5,500             323
AON Corp.                                              39,300           1,647
Archstone-Smith Trust (o)                              13,700             670
Automatic Data Processing, Inc.                        69,200           3,050
Bank of America Corp.                                 827,255          41,297
Bank of Hawaii Corp.                                   37,400           2,031
Bank of New York Co., Inc. (The)                       11,000             387
Bear Stearns Cos., Inc. (The)                           7,200           1,026
Brown & Brown, Inc.                                    13,000             406
CapitalSource, Inc. (N)                                15,800             371
CBL & Associates Properties, Inc. (o)(N)               22,900             916

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Charles Schwab Corp. (The) (AE)                        90,900           1,627
Checkfree Corp. (AE)                                    6,400             345
Chubb Corp.                                            78,700           4,056
Cigna Corp.                                            22,500           2,407
Cincinnati Financial Corp.                             35,422           1,510
CIT Group, Inc.                                       123,300           6,659
Citigroup, Inc.                                       417,102          20,834
Comerica, Inc.                                         51,900           2,952
Developers Diversified Realty Corp. (o)                 6,900             367
E*Trade Financial Corp. (AE)                           19,600             488
Fidelity National Financial, Inc.                     120,722           5,068
Fidelity National Information Services, Inc.            9,800             372
First American Corp.                                   70,200           2,991
First Data Corp.                                       10,800             515
Fiserv, Inc. (AE)                                     144,000           6,491
Franklin Resources, Inc.                               52,500           4,889
Genworth Financial, Inc. Class A                       84,300           2,799
Global Payments, Inc.                                     900              43
Golden West Financial Corp.                            14,200           1,021
Goldman Sachs Group, Inc.                              37,500           6,011
Greenhill & Co., Inc. (N)                                 600              43
Health Care Property Investors, Inc. (o)(N)            11,000             302
Hospitality Properties Trust (o)                        7,400             319
Host Hotels & Resorts, Inc. (AE)(o)                    29,900             628
Hudson City Bancorp, Inc.                             191,800           2,572
IndyMac Bancorp, Inc. (N)                              17,300             836
JPMorgan Chase & Co.                                  360,000          16,337
KeyCorp                                               127,300           4,865
Kimco Realty Corp. (o)                                 33,200           1,233
LandAmerica Financial Group, Inc. (N)                   8,000             555
Lehman Brothers Holdings, Inc.                         85,600          12,938
Leucadia National Corp.                                13,200             802
Loews Corp.                                           129,200          13,715
Markel Corp. (AE)(N)                                      600             210
Marsh & McLennan Cos., Inc.                            46,600           1,429
MBIA, Inc.                                             57,200           3,411
Merrill Lynch & Co., Inc.                             220,100          16,785
Metlife, Inc.                                         320,400          16,693
Moody's Corp.                                          62,700           3,888
Morgan Stanley                                        183,900          11,825
National City Corp.                                    58,100           2,144
Nationwide Financial Services, Inc. Class A            10,300             452
Old Republic International Corp.                       85,350           1,899

                                                               Equity Q Fund  25

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Paychex, Inc.                                           9,900             400
Philadelphia Consolidated Holding Co. (AE)              9,200             305
PNC Financial Services Group, Inc.                     46,300           3,309
Principal Financial Group, Inc. (N)                   278,800          14,305
ProLogis (o)                                           70,500           3,540
Protective Life Corp.                                   3,300             166
Prudential Financial, Inc.                             53,200           4,156
Public Storage, Inc. (o)                                7,600             584
Radian Group, Inc.                                     17,300           1,085
Rayonier, Inc. (o)                                     16,800             691
Regions Financial Corp.                                 9,590             350
Safeco Corp.                                           56,400           2,927
Simon Property Group, Inc. (o)                         26,200           2,145
Sotheby's Holdings Class A (AE)(N)                      8,400             252
Stancorp Financial Group, Inc.                         10,000             493
SunTrust Banks, Inc.                                   52,693           4,075
Synovus Financial Corp.                                21,000             588
TD Ameritrade Holding Corp.                           228,600           4,243
UnionBanCal Corp.                                      82,900           5,810
United Rentals, Inc. (AE)                              39,200           1,398
US Bancorp                                            272,500           8,567
Wachovia Corp.                                         60,900           3,645
Washington Mutual, Inc. (N)                            76,400           3,443
Wells Fargo & Co.                                     132,200           9,081
WR Berkley Corp.                                       52,350           1,959
Zions Bancorporation                                    6,200             515
                                                                 ------------
                                                                      338,320
                                                                 ------------
Health Care - 13.6%
Abbott Laboratories                                   189,100           8,082
Aetna, Inc.                                           142,600           5,490
Allergan, Inc.                                         35,500           3,647
Alpharma, Inc. Class A                                  1,000              26
AmerisourceBergen Corp.                               319,600          13,791
Amgen, Inc. (AE)                                      282,100          19,098
Becton Dickinson & Co.                                234,100          14,758
Biogen Idec, Inc. (AE)                                 39,600           1,776
Boston Scientific Corp. (AE)                               --              --
Cardinal Health, Inc.                                 154,700          10,419
Caremark Rx, Inc.                                     189,400           8,627
Celgene Corp. (AE)                                     30,800           1,299
Coventry Health Care, Inc. (AE)                        16,100             800
Dade Behring Holdings, Inc.                            38,100           1,486
Endo Pharmaceuticals Holdings, Inc. (AE)               55,100           1,733
Express Scripts, Inc. (AE)                             52,400           4,095
Forest Laboratories, Inc. (AE)                         32,800           1,324
Genentech, Inc. (AE)                                  111,700           8,904
Gilead Sciences, Inc. (AE)                             87,700           5,043
Hospira, Inc. (AE)                                     10,800             416
Humana, Inc. (AE)                                      50,000           2,259
Johnson & Johnson                                     469,100          27,494

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kinetic Concepts, Inc. (AE)                            12,400             541
King Pharmaceuticals, Inc. (AE)                       118,300           2,057
McKesson Corp.                                        300,300          14,592
Medco Health Solutions, Inc. (AE)                      38,100           2,028
Medtronic, Inc.                                        78,800           3,949
Merck & Co., Inc.                                     271,300           9,338
Mylan Laboratories, Inc.                               17,800             389
New River Pharmaceuticals, Inc. (AE)(N)                 4,800             163
Pfizer, Inc.                                        1,171,300          29,669
Pharmaceutical Product Development, Inc.               17,700             635
Psychiatric Solutions, Inc. (AE)                        2,700              89
Schering-Plough Corp.                                 148,500           2,869
Sierra Health Services, Inc. (AE)                       8,500             333
St. Jude Medical, Inc. (AE)                            31,100           1,228
Stryker Corp.                                           4,900             214
Tenet Healthcare Corp. (AE)                            81,800             681
UnitedHealth Group, Inc.                               80,400           3,999
Wyeth                                                  62,900           3,061
                                                                 ------------
                                                                      216,402
                                                                 ------------

Integrated Oils - 5.4%
Chevron Corp.                                          62,100           3,789
ConocoPhillips                                        395,268          26,444
Exxon Mobil Corp.                                     776,222          48,964
Marathon Oil Corp.                                     79,800           6,333
Occidental Petroleum Corp.                              3,400             349
                                                                 ------------
                                                                       85,879
                                                                 ------------

Materials and Processing - 4.4%
Alcoa, Inc.                                           116,000           3,919
Archer-Daniels-Midland Co.                            113,300           4,117
Ashland, Inc.                                          17,800           1,172
Avery Dennison Corp.                                   28,500           1,781
Celanese Corp.                                          1,700              37
Coeur d'Alene Mines Corp. (AE)(N)                      14,800             103
Dow Chemical Co. (The)                                 59,500           2,416
Energizer Holdings, Inc. (AE)                          40,800           2,087
Florida Rock Industries, Inc.                          14,800             923
Freeport-McMoRan Copper & Gold, Inc. Class B          273,900          17,689
Granite Construction, Inc.                              8,400             389
Louisiana-Pacific Corp.                                31,100             858
Martin Marietta Materials, Inc.                        13,800           1,465
Monsanto Co.                                           48,100           4,012
Mueller Industries, Inc. (N)                            1,700              64
Newmont Mining Corp.                                    5,800             339

 26  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nucor Corp.                                           150,200          16,345
Owens-Illinois, Inc. (AE)                              27,300             499
Pactiv Corp. (AE)                                       3,400              83
Precision Castparts Corp.                               6,000             378
Quanta Services, Inc. (AE)(N)                           6,000              97
Rohm & Haas Co.                                        73,300           3,709
Scotts Miracle-Gro Co. (The) Class A                    9,500             421
Shaw Group, Inc. (The) (AE)(N)                          5,500             168
Sherwin-Williams Co. (The)                             32,000           1,630
Southern Copper Corp. (N)                              14,300           1,416
Steel Dynamics, Inc.                                    6,000             375
Vulcan Materials Co.                                   52,300           4,443
                                                                 ------------
                                                                       70,935
                                                                 ------------

Miscellaneous - 3.0%
3M Co.                                                 49,600           4,237
General Electric Co.                                1,208,540          41,804
ITT Industries, Inc.                                    8,800             495
SPX Corp.                                              23,000           1,259
                                                                 ------------
                                                                       47,795
                                                                 ------------
Other Energy - 3.3%
Anadarko Petroleum Corp.                               75,300           7,893
Apache Corp.                                           40,200           2,856
Cooper Cameron Corp. (AE)                              28,800           1,447
Denbury Resources, Inc. (AE)                           10,900             355
Devon Energy Corp.                                    132,400           7,959
ENSCO International, Inc.                              18,100             968
EOG Resources, Inc.                                    55,600           3,905
Foundation Coal Holdings, Inc. (N)                     15,400             781
Helix Energy Solutions Group, Inc. (AE)(N)             13,600             528
Hugoton Royalty Trust                                     530              15
Patterson-UTI Energy, Inc.                             76,700           2,482
Pogo Producing Co.                                      8,000             398
Range Resources Corp. (N)                              25,300             671
RPC, Inc. (N)                                          10,600             293
Schlumberger, Ltd.                                     43,600           3,014
SEACOR Holdings, Inc. (AE)(N)                           3,900             345
Southwestern Energy Co. (AE)                           23,800             857
Sunoco, Inc.                                          165,700          13,428
Ultra Petroleum Corp. (AE)                             45,800           2,929
Unit Corp. (AE)                                         8,600             497
XTO Energy, Inc.                                        8,900             377
                                                                 ------------
                                                                       51,998
                                                                 ------------

Producer Durables - 6.3%
Agilent Technologies, Inc. (AE)                        53,165           2,043
Andrew Corp. (AE)                                      29,000             307
Applied Materials, Inc.                               190,700           3,423
Boeing Co.                                            206,600          17,241
Brooks Automation, Inc. (AE)(N)                        10,600             143
Caterpillar, Inc.                                     118,100           8,945

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cummins, Inc. (N)                                       5,200             543
Danaher Corp.                                          21,100           1,355
DR Horton, Inc.                                       173,466           5,207
Emerson Electric Co.                                   75,600           6,422
Genlyte Group, Inc. (AE)(N)                             5,400             372
Illinois Tool Works, Inc.                              28,100           2,886
Joy Global, Inc.                                       34,800           2,286
KB Home                                                 6,200             382
Lam Research Corp. (AE)                                22,800           1,114
Lennar Corp. Class A                                   49,400           2,714
Lockheed Martin Corp.                                 265,400          20,144
Manitowoc Co., Inc. (The)                               3,400             169
Mettler Toledo International, Inc. (AE)                 3,000             194
Molex, Inc.                                             6,600             245
Northrop Grumman Corp.                                249,500          16,692
Pulte Homes, Inc.                                      10,100             377
Steelcase, Inc. Class A (N)                             8,300             155
Technical Olympic USA, Inc. (AE)(N)                       300               6
Toll Brothers, Inc. (AE)                                6,900             222
United Technologies Corp.                             102,000           6,407
Waters Corp. (AE)                                       7,700             349
                                                                 ------------
                                                                      100,343
                                                                 ------------

Technology - 13.2%
Acxiom Corp.                                           15,100             391
Advanced Micro Devices, Inc. (AE)                     127,500           4,125
Agere Systems, Inc. (AE)                               22,500             354
Amkor Technology, Inc. (AE)(N)                         33,900             410
Apple Computer, Inc. (AE)                             114,820           8,082
Applied Micro Circuits Corp. (AE)                      90,700             333
Arrow Electronics, Inc. (AE)                           51,400           1,861
Atmel Corp. (AE)(N)                                   103,300             541
Avnet, Inc. (AE)                                       13,100             343
AVX Corp. (N)                                           7,800             139
Broadcom Corp. Class A (AE)                            36,300           1,492
Cadence Design Systems, Inc. (AE)                      43,100             816
Ciena Corp. (AE)(N)                                    42,300             173
Cisco Systems, Inc. (AE)                              823,200          17,246
Citrix Systems, Inc. (AE)                              15,300             611
Computer Sciences Corp. (AE)                          111,500           6,528
Conexant Systems, Inc. (AE)(N)                         34,300             121
Corning, Inc. (AE)                                     38,000           1,050
Electronic Data Systems Corp.                          77,800           2,107
EMC Corp. (AE)                                        504,900           6,821
F5 Networks, Inc. (AE)                                 25,700           1,505
Finisar Corp. (AE)(N)                                  36,800             173
Freescale Semiconductor, Inc.                          94,400           2,990
General Dynamics Corp.                                 69,200           4,541

                                                               Equity Q Fund  27

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Harris Corp.                                           27,800           1,295
Hewlett-Packard Co.                                   681,600          22,132
Ingram Micro, Inc. Class A (AE)(N)                     48,900             899
Intel Corp.                                           241,000           4,815
Intermagnetics General Corp. (AE)(N)                    6,800             148
International Business Machines Corp.                 201,500          16,591
Intuit, Inc. (AE)                                      73,700           3,992
Jabil Circuit, Inc. (AE)                              189,200           7,377
L-3 Communications Holdings, Inc.                      15,100           1,234
LSI Logic Corp. (AE)(N)                                54,400             579
Microchip Technology, Inc.                             28,800           1,073
Micron Technology, Inc. (AE)                          122,900           2,086
Microsoft Corp.                                       870,852          21,031
Motorola, Inc.                                        317,200           6,772
National Semiconductor Corp.                          142,900           4,284
Novell, Inc. (AE)                                     192,000           1,578
Nvidia Corp. (AE)                                     156,200           4,564
Oracle Corp. (AE)                                     145,600           2,124
Qualcomm, Inc.                                        156,000           8,009
Raytheon Co.                                           65,500           2,900
Red Hat, Inc. (AE)(N)                                  62,300           1,831
Rockwell Automation, Inc.                              22,200           1,609
Seagate Technology, Inc. (AE)                          57,274              --
Silicon Laboratories, Inc. (AE)                         3,200             149
Sun Microsystems, Inc. (AE)                           291,500           1,457
Sycamore Networks, Inc. (AE)(N)                        74,200             349
Synopsys, Inc. (AE)                                    54,200           1,183
Tellabs, Inc. (AE)                                     80,500           1,276
Texas Instruments, Inc.                               592,300          20,559
Trident Microsystems, Inc. (AE)(N)                      7,700             205
Unisys Corp. (AE)                                      63,000             393
Websense, Inc. (AE)                                     5,400             134
Western Digital Corp. (AE)                            216,500           4,555
Xilinx, Inc.                                           30,700             849
                                                                 ------------
                                                                      210,785
                                                                 ------------

Utilities - 5.2%
Allete, Inc. (N)                                        1,400              65
American Electric Power Co., Inc.                      44,300           1,482
AT&T, Inc.                                            212,044           5,558
BellSouth Corp.                                        67,100           2,267
CenturyTel, Inc.                                      115,000           4,336
Comcast Corp. Class A (AE)                             36,600           1,133
Consolidated Edison, Inc. (N)                          24,700           1,065
Constellation Energy Group, Inc.                       45,000           2,471
DTE Energy Co.                                         16,700             681
Duke Energy Corp.                                     154,500           4,499
Edison International                                  321,500          12,992
Entergy Corp.                                          30,600           2,140
FirstEnergy Corp.                                      16,200             822
FPL Group, Inc.                                         4,600             182

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
KeySpan Corp.                                          43,100           1,740
Leap Wireless International, Inc. (AE)(N)               6,700             308
Nextel Partners, Inc. Class A (AE)(N)                 118,100           3,347
Oneok, Inc.                                             2,300              76
PG&E Corp.                                            141,100           5,621
Sempra Energy                                          10,600             488
Sprint Nextel Corp.                                    74,800           1,855
Telephone & Data Systems, Inc.                         14,000             549
TXU Corp.                                             264,700          13,137
Verizon Communications, Inc.                          513,500          16,961
                                                                 ------------
                                                                       83,775
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,310,061)                                                   1,541,618
                                                                 ------------

SHORT-TERM INVESTMENTS - 3.5%
Frank Russell Investment Company Money Market
   Fund                                            52,556,000          52,556
United States Treasury Bills (c)(z)(sec.)
   4.589% due 06/15/06                                  3,000           2,983
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $55,539)                                                         55,539
                                                                 ------------

OTHER SECURITIES - 2.5%
Frank Russell Investment Company
   Money Market Fund (X)                           10,402,607          10,403
State Street Securities Lending
   Quality Trust (X)                               29,305,458          29,305
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $39,708)                                                         39,708
                                                                 ------------

TOTAL INVESTMENTS - 102.6%
(identified cost $1,405,308)                                        1,636,865

OTHER ASSETS AND LIABILITIES,
NET - (2.6%)                                                          (42,115)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,594,750
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 28  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 06/06 (20)                               7,173                163

Russell 1000 Mini Index (CME)
   expiration date 06/06 (8)                                  574                 10

S&P 500 E-Mini Index (CME)
   expiration date 06/06 (70)                               4,606                 74

S&P 500 Index (CME)
   expiration date 06/06 (67)                              22,041                164

S&P Midcap 400 E-Mini Index (CME)
   expiration date 06/06 (255)                             20,568                639
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      1,050
                                                                     ===============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Auto and Transportation                                       2.8
Consumer Discretionary                                       12.9
Consumer Staples                                              5.3
Financial Services                                           21.2
Health Care                                                  13.6
Integrated Oils                                               5.4
Materials and Processing                                      4.4
Miscellaneous                                                 3.0
Other Energy                                                  3.3
Producer Durables                                             6.3
Technology                                                   13.2
Utilities                                                     5.2
Short-Term Investments                                        3.5
Other Securities                                              2.5
                                                  ---------------
Total Investments                                           102.6
Other Assets and Liabilities, Net                            (2.6)
                                                  ---------------

                                                            100.0
                                                  ===============
Futures Contracts                                             0.1

  See accompanying notes which are an integral part of the financial statements.

                                                               Equity Q Fund  29

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,244.60      $     1,018.99
Expenses Paid During
Period*                       $         6.51      $         5.86

* Expenses are equal to the Fund's annualized expense ratio of 1.17% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,246.30      $     1,020.28
Expenses Paid During
Period*                       $         5.07      $         4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.91% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS Y                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,246.50      $     1,020.53
Expenses Paid During
Period*                       $         4.79      $         4.31

* Expenses are equal to the Fund's annualized expense ratio of 0.86% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 30  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 91.8%
Australia - 3.3%
Amcor, Ltd. (N)                                       745,738           4,096
AMP Ltd.                                              137,500             941
Australia & New Zealand Banking Group, Ltd.            84,472           1,794
Australian Gas Light Co., Ltd.                         12,000             177
Australian Stock Exchange, Ltd. (N)                    14,800             369
Australian Wealth Management, Ltd. (AE)                26,500              50
AXA Asia Pacific Holdings, Ltd. (N)                    45,500             218
Babcock & Brown, Ltd.                                   6,800              95
BHP Billiton, Ltd.                                    341,962           7,612
Billabong International, Ltd. (N)                      20,000             234
BlueScope Steel, Ltd. (N)                              20,500             120
Boral, Ltd.                                            10,000              72
Bradken, Ltd.                                          31,401             134
Burns Philp & Co., Ltd. (AE)                          258,307             190
Caltex Australia, Ltd.                                 16,400             251
Centro Properties Group                                23,800             118
CFS Gandel Retail Trust                                53,000              74
Challenger Financial Services Group, Ltd.              22,200              60
Coca-Cola Amatil, Ltd.                                 20,140             111
Coles Myer, Ltd.                                      357,034           2,905
Commonwealth Bank of Australia                         27,500             982
Computershare, Ltd.                                   130,500             781
ConnectEast Group                                     231,793             202
CSL, Ltd.                                               1,700              74
CSR, Ltd.                                             102,600             316
David Jones, Ltd. (N)                                  80,100             163
DB RREEF Trust (o)                                     47,660              53
Downer EDI, Ltd.                                       65,648             433
Dyno Nobel, Ltd. (AE)                                      43              86
Foster's Group, Ltd.                                1,118,285           4,996
Futuris Corp., Ltd. (N)                                38,100              65
GPT Group                                              47,700             152
Gunns, Ltd. (N)                                        12,900              31
Iluka Resources, Ltd. (N)                              23,100             129
Insurance Australia Group, Ltd. (N)                   128,320             551
Leighton Holdings, Ltd.                                14,800             188
Lend Lease Corp., Ltd.                                 10,200             111
Lion Nathan, Ltd.                                      19,200             121
Macquarie Airports                                    426,800           1,064
Macquarie Bank, Ltd. (N)                               26,190           1,421
Macquarie Infrastructure Group                         60,100             163
McGuigan Simeon Wines, Ltd.                            50,774             122
Mirvac Group                                            9,000              29
National Australia Bank, Ltd.                         373,104          10,661
Oil Search, Ltd. (N)                                   92,400             302
OneSteel, Ltd.                                         90,200             272
Origin Energy, Ltd.                                    14,500              78
Pacific Brands, Ltd.                                   75,400             130
Patrick Corp., Ltd.                                     8,300              54

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Promina Group, Ltd.                                   291,600           1,256
Publishing & Broadcasting, Ltd. (N)                    20,030             283
Qantas Airways, Ltd.                                   26,300              69
QBE Insurance Group, Ltd. (N)                         242,993           4,132
Ramsay Health Care, Ltd. (N)                           29,515             238
Rinker Group, Ltd.                                     70,760           1,140
Rio Tinto, Ltd. (N)                                    10,500             627
Santos, Ltd.                                           28,500             256
Select Managed Funds, Ltd.                              3,100              20
Sons of Gwalia, Ltd. (AE)(N)                           22,400              --
Stockland (N)                                          32,500             170
Suncorp-Metway, Ltd.                                   18,600             287
Symbion Health, Ltd.                                  132,034             343
TABCORP Holdings, Ltd. (N)                             96,360           1,120
Telstra Corp., Ltd. (N)                             1,147,738           3,436
Transurban Group (N)                                   88,700             445
United Group, Ltd. (N)                                 32,400             325
Wesfarmers, Ltd. (N)                                   74,684           2,054
Westfield Group (N)                                    28,136             362
Westpac Banking Corp.                                  41,900             799
Woodside Petroleum, Ltd.                                6,700             238
Woolworths, Ltd.                                       88,803           1,259
                                                                 ------------
                                                                       62,210
                                                                 ------------

Austria - 0.5%
Erste Bank der Oesterreichischen Sparkassen AG
   (N)                                                 50,755           3,080
Erste Bank der Oesterreichischen Sparkassen AG
   (AE)                                                18,895           1,134
OMV AG                                                 33,500           2,329
Voestalpine AG                                         16,300           2,380
                                                                 ------------
                                                                        8,923
                                                                 ------------

Belgium - 0.9%
Delhaize Group (N)                                     18,200           1,311
Dexia (N)                                              16,900             446
Fortis                                                197,076           7,394
InBev NV (N)                                            1,200              60
KBC Groep NV (N)                                       67,055           7,779
Mobistar SA (N)                                         1,400             112
Solvay SA Class A (N)                                   2,000             234
Umicore                                                 1,900             303
                                                                 ------------
                                                                       17,639
                                                                 ------------

Brazil - 0.2%
Banco Itau Holding Financeira SA - ADR                 18,800             598
Cia Vale do Rio Doce Class A                           21,150           1,090

                                                          International Fund  31

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Petroleo Brasileiro SA - ADR                           18,540           1,832
Telecomunicacoes Brasileiras SA - ADR                   6,930             255
Unibanco - Uniao de Bancos Brasileiros SA              39,600             625
                                                                 ------------
                                                                        4,400
                                                                 ------------

Canada - 1.5%
Bank of Nova Scotia                                         8              --
Cameco Corp.                                           30,800           1,252
Canadian National Railway Co.                          38,040           1,708
Canadian Natural Resources, Ltd.                       70,000           4,207
Canadian Pacific Railway, Ltd.                         24,800           1,318
Celestica, Inc. (AE)                                  108,700           1,222
EnCana Corp. (N)                                       11,200             560
Husky Energy, Inc. (N)                                 21,200           1,248
Inco, Ltd. (N)                                         44,200           2,496
Nexen, Inc.                                            26,300           1,537
Petro-Canada                                           37,700           1,855
SNC-Lavalin Group, Inc.                                69,900           2,032
Suncor Energy, Inc.                                    37,900           3,245
Talisman Energy, Inc.                                  15,300             864
Teck Cominco, Ltd. Class B                             48,100           3,316
TELUS Corp. (N)                                        16,400             678
Toronto-Dominion Bank (N)                              28,800           1,609
                                                                 ------------
                                                                       29,147
                                                                 ------------

China - 0.1%
China Construction Bank Class H (N)(p)(AE)            374,000             161
China Life Insurance Co., Ltd. Class H (N)(AE)      1,418,000           1,911
China Telecom Corp., Ltd. Class H                     338,000             118
Foxconn International Holdings, Ltd. (AE)             147,000             317
                                                                 ------------
                                                                        2,507
                                                                 ------------

Denmark - 0.1%
Danske Bank A/S                                        57,725           2,297
East Asiatic Co., Ltd. A/S (N)                            375              16
Novo-Nordisk A/S Series B                               5,750             373
Topdanmark A/S (AE)(N)                                  1,900             249
                                                                 ------------
                                                                        2,935
                                                                 ------------

Finland - 1.2%
Fortum OYJ (N)                                        102,571           2,591
Kesko OYJ Class B                                       3,900             135
M-real OYJ Class S                                    136,950             892
Metso OYJ (N)                                          44,300           1,760
Neste Oil OYJ (N)                                      20,217             705
Nokia OYJ                                             160,500           3,655
Nokia OYJ - ADR                                       205,953           4,667
Orion OYJ Class B (N)                                   1,200              28
Rautaruukki OYJ                                         6,650             233

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sampo OYJ (N)                                         157,600           3,253
Stora Enso OYJ Class R                                  3,300              52
UPM-Kymmene OYJ (N)                                   200,951           4,715
                                                                 ------------
                                                                       22,686
                                                                 ------------

France - 10.6%
Air France-KLM (N)                                     33,400             777
Air Liquide SA (N)                                     27,046           5,852
Alstom RGPT (AE)                                       52,500           4,756
Altran Technologies SA (AE)(N)                        104,864           1,520
Assurances Generales de France (N)                     25,300           3,198
Axa SA (N)                                            328,211          12,045
BNP Paribas (N)                                       113,911          10,764
BNP Paribas (AE)                                        3,155             288
Cap Gemini SA (N)(AE)                                  20,400           1,092
Carrefour SA (N)                                       63,330           3,674
Christian Dior SA (N)                                  19,100           2,025
Cie de Saint-Gobain (N)                                75,389           5,654
Cie Generale d'Optique Essilor International SA
   (N)                                                 20,737           2,080
CNP Assurances (N)                                      7,500             811
Credit Agricole SA (N)                                221,054           8,908
Dassault Systemes SA (N)                               12,751             692
Electricite de France (AE)                             13,900             813
France Telecom SA (N)                                 146,510           3,421
Groupe Danone (N)                                      41,163           5,136
Lafarge SA (N)                                         20,133           2,477
Legrand SA (AE)                                        25,790             755
LVMH Moet Hennessy Louis Vuitton SA (N)                84,402           8,886
Natexis Banques Populaires                              1,500             407
Pernod-Ricard SA (N)                                   16,800           3,258
Peugeot SA (N)                                         60,883           4,002
Renault SA (N)                                         47,800           5,548
Sanofi-Aventis (N)                                    162,192          15,295
Sanofi-Aventis Class S                                  2,746             259
Schneider Electric SA (N)                              59,827           6,774
Societe BIC SA (N)                                      7,700             541
Societe Generale (N)                                   96,132          14,687
Societe Television Francaise 1 (N)                     26,777             888
Sodexho Alliance SA (N)                                27,200           1,309
Suez SA (N)                                            75,452           2,969
Suez SA (N)                                            27,332              --
Technip SA (N)                                         21,800           1,377
Thomson (N)                                            83,590           1,730
Total SA (N)                                          106,603          29,480
Total SA - ADR                                         10,726           1,480
Unibail (N)                                            13,249           2,308

 32  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Valeo SA (N)                                           44,397           1,902
Vallourec SA (N)                                        6,754           8,776
Veolia Environnement (N)                              221,220          13,218
                                                                 ------------
                                                                      201,832
                                                                 ------------

Germany - 6.2%
Aareal Bank AG (AE)                                    11,249             531
Adidas-Salomon AG (N)                                   2,400             507
Allianz AG (N)                                         25,370           4,247
Altana AG (N)                                           9,600             616
Bayer AG (N)                                          181,153           8,367
Bayerische Motoren Werke AG                            22,000           1,197
Bilfinger Berger AG                                    13,300             847
Celanese AG                                             1,200             103
Celesio AG (N)                                         10,000             941
Commerzbank AG (N)                                    164,553           6,820
Continental AG (N)                                     58,900           7,013
DaimlerChrysler AG (N)                                 14,900             817
Deutsche Bank AG                                       34,451           4,230
Deutsche Boerse AG (N)                                 37,797           5,466
Deutsche Lufthansa AG (N)                             130,792           2,412
Deutsche Post AG                                      127,730           3,405
Deutsche Telekom AG (N)                               184,790           3,338
E.ON AG (N)                                           125,932          15,336
Hannover Rueckversicherung AG (N)                      58,940           2,185
Hochtief AG                                            10,100             691
Hypo Real Estate Holding AG                            27,625           1,932
Infineon Technologies AG (AE)                         174,360           2,132
MAN AG (N)                                             63,400           4,806
Medion AG (N)                                          23,550             345
Merck KGaA                                             26,500           2,808
Metro AG (N)                                           24,950           1,413
MLP AG                                                  2,400              59
Muenchener Rueckversicherungs AG (N)                   28,073           3,978
RWE AG (N)                                             98,129           8,508
Salzgitter AG                                          15,200           1,206
SAP AG (N)                                             37,137           8,115
Schering AG (N)                                        30,677           3,294
Siemens AG                                             65,379           6,186
Suedzucker AG (N)                                      12,200             334
ThyssenKrupp AG                                        11,600             382
TUI AG (N)                                             49,200           1,048
Volkswagen AG (N)                                      38,078           2,941
Wacker Chemie AG (AE)                                   4,650             610
                                                                 ------------
                                                                      119,166
                                                                 ------------

Greece - 0.4%
EFG Eurobank Ergasias SA                               46,300           1,845
National Bank of Greece SA                             25,600           1,271
OPAP SA                                                88,887           3,286
Public Power Corp.                                     49,430           1,266
                                                                 ------------
                                                                        7,668
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Hong Kong - 1.7%
Bank of East Asia, Ltd. (N)                           470,792           1,967
BOC Hong Kong Holdings, Ltd.                           73,500             152
Cheung Kong Holdings, Ltd.                             60,200             678
China Mobile Hong Kong, Ltd.                          253,000           1,472
China Netcom Group Corp. Hong Kong, Ltd. (N)          117,000             214
Citic Pacific, Ltd.                                   138,100             497
CLP Holdings, Ltd.                                     54,000             315
CNOOC, Ltd. (N)                                     3,079,000           2,482
Esprit Holdings, Ltd.                                 294,000           2,347
Hang Lung Properties, Ltd.                             52,000             105
Henderson Land Development Co., Ltd. (N)               10,000              59
Hong Kong Exchanges and Clearing, Ltd. (N)            342,000           2,459
HongKong Electric Holdings                            692,500           3,412
Hopewell Holdings (N)                                  79,000             230
Hutchison Telecommunications International, Ltd.
   (AE)                                             1,390,000           2,447
Hutchison Whampoa, Ltd.                                85,000             834
Hysan Development Co., Ltd. (N)                         3,000               9
Jardine Matheson Holdings, Ltd.                       100,100           1,812
Kerry Properties, Ltd. (N)                             17,500              62
Li & Fung, Ltd.                                       786,000           1,865
Link REIT (The) (AE)(o)                               560,500           1,236
Melco International Development                        90,000             203
New World Development, Ltd.                            71,000             127
Noble Group, Ltd. (N)                                  84,000              70
Orient Overseas International, Ltd. (N)                45,900             173
Shangri-La Asia, Ltd.                                  82,000             145
Shun TAK Holdings, Ltd. (N)                         1,014,000           1,288
Sino Land Co. (N)                                     801,500           1,334
Sun Hung Kai Properties, Ltd.                          24,000             274
Swire Pacific, Ltd.                                    80,400             822
Television Broadcasts, Ltd.                            44,000             275
Wharf Holdings, Ltd.                                  724,537           2,906
Yue Yuen Industrial Holdings (N)                       28,000              82
                                                                 ------------
                                                                       32,353
                                                                 ------------

Hungary - 0.1%
OTP Bank Rt.                                           54,400           2,110
                                                                 ------------

                                                          International Fund  33

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Indonesia - 0.2%
Bank Central Asia Tbk PT                            2,911,500           1,450
Telekomunikasi Indonesia Tbk PT                     1,532,800           1,317
Telekomunikasi Indonesia Tbk PT - ADR                   5,423             187
                                                                 ------------
                                                                        2,954
                                                                 ------------

Ireland - 0.5%
Allied Irish Banks PLC                                 58,900           1,421
Bank of Ireland                                       159,784           3,002
CRH PLC                                                95,839           3,520
Depfa Bank PLC                                         50,250             943
Irish Life & Permanent PLC                             18,100             460
Kerry Group PLC Class A                                 2,370              59
Ryanair Holdings PLC - ADR (AE)                        23,513           1,107
                                                                 ------------
                                                                       10,512
                                                                 ------------

Israel - 0.1%
Teva Pharmaceutical Industries, Ltd. - ADR             28,900           1,170
                                                                 ------------

Italy - 3.2%
Assicurazioni Generali SpA (N)                         79,760           2,990
Banca Intesa SpA (N)                                1,247,228           7,411
Banco Popolare di Verona e Novara Scrl (N)            124,678           3,509
Benetton Group SpA (N)                                 13,800             210
Buzzi Unicem SpA (N)                                    5,100             131
Enel SpA (N)                                          318,350           2,754
Eni SpA (N)                                           434,774          13,285
ERG SpA (N)                                             2,600              77
Fastweb (N)                                            24,415           1,227
Fiat SpA (N)(AE)                                       69,400             978
Fondiaria-Sai SpA (N)                                  33,700           1,330
Italcementi SpA (N)                                    65,800           1,733
Lottomatica SpA (N)                                    18,100             835
Mediaset SpA (N)                                       98,870           1,251
Milano Assicurazioni SpA (N)                          138,400           1,067
Parmalat Finanziaria SpA (AE)(N)                       46,200              --
Recordati SpA                                          61,300             475
Saipem SpA (N)                                         99,500           2,497
Seat Pagine Gialle SpA (N)(AE)                        579,400             276
Snam Rete Gas SpA (N)                                 111,500             500
Telecom Italia SpA (N)                                637,271           1,686
UniCredito Italiano SpA (N)                         2,029,632          15,294
Unipol SpA (N)                                        336,090           1,127
                                                                 ------------
                                                                       60,643
                                                                 ------------

Japan - 21.3%
77 Bank, Ltd. (The)                                   172,500           1,357
Access Co., Ltd. (AE)(N)                                   35             314
Aderans Co., Ltd.                                       4,300             128
Advantest Corp. (N)                                     6,600             760

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Aeon Co., Ltd.                                        126,100           3,140
Aida Engineering, Ltd.                                 39,000             287
Aiful Corp.                                            40,003           2,389
Aioi Insurance Co., Ltd.                               38,000             275
Aisin Seiki Co., Ltd.                                  25,900             974
Ajinomoto Co., Inc.                                    67,000             834
Alpen Co., Ltd. (N)(AE)                                 5,600             228
Alps Electric Co., Ltd. (N)                             9,900             174
Arrk Corp. (N)                                         22,800             819
Aruze Corp.                                             9,900             242
Asahi Breweries, Ltd.                                   9,700             139
Asahi Glass Co., Ltd. (N)                             335,000           4,731
Asahi Kasei Corp.                                      60,000             444
Astellas Pharma, Inc.                                  53,100           2,215
Avex Group Holdings, Inc.                               4,000             119
Bandai Visual Co., Ltd.                                    94             380
Bank of Kyoto, Ltd. (The) (N)                          23,000             266
Bridgestone Corp.                                     146,000           3,558
BSL Corp. (N)                                          55,000              96
Canon Marketing Japan, Inc.                             8,000             181
Canon, Inc.                                           281,397          21,525
Chiyoda Corp. (N)                                      43,000             967
Citizen Watch Co., Ltd. (N)                            20,000             195
CMK Corp.                                               5,400              97
Cosmo Oil Co., Ltd. (N)                                56,000             322
Credit Saison Co., Ltd.                                37,000           1,940
Cyber Communications, Inc. (N)                             67             217
Dai Nippon Printing Co., Ltd.                          34,000             609
Daiei, Inc. (The) (AE)(N)                              16,500             493
Daiichi Sankyo Co., Ltd.                               36,700             946
Daikin Industries, Ltd.                                17,200             600
Daimaru, Inc. (N)                                      13,000             189
Daiwa House Industry Co., Ltd.                         34,000             580
Daiwa Securities Group, Inc. (N)                      305,000           4,230
Denki Kagaku Kogyo Kabushiki Kaisha                    46,000             211
Denso Corp.                                            22,100             868
Dentsu, Inc. (N)                                          975           3,391
East Japan Railway Co.                                    472           3,685
EDION Corp. (N)                                        45,000           1,089
Eighteenth Bank, Ltd. (The)                            23,000             139
Eisai Co., Ltd.                                        69,500           3,180
Exedy Corp.                                            12,800             402
Fanuc, Ltd.                                            18,000           1,703
FCC Co., Ltd.                                          15,700             348
Frontier Real Estate Investment Corp. (o)                  41             302

 34  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fuji Photo Film Co., Ltd.                              95,500           3,246
Fujikura, Ltd.                                         25,000             289
Fujitsu, Ltd. (N)                                     146,000           1,217
Funai Electric Co., Ltd. (N)                           15,970           1,651
Glory, Ltd.                                             9,700             196
Hino Motors, Ltd. (N)                                 241,900           1,474
Hiroshima Bank, Ltd. (The)                             46,000             294
Hitachi High-Technologies Corp.                         7,900             244
Hitachi Koki Co., Ltd. (N)                             38,000             672
Hitachi Kokusai Electric, Inc. (N)                     11,000             135
Hitachi, Ltd. (N)                                     575,000           4,277
Hokuhoku Financial Group, Inc. (N)                     54,000             220
Honda Motor Co., Ltd.                                  40,500           2,877
Hoya Corp.                                             37,700           1,526
Index Corp.                                               356             478
Itochu Corp.                                          502,000           4,559
Itochu-Shokuhin Co., Ltd.                               9,500             405
Iyo Bank, Ltd. (The)                                   15,000             157
Japan Asia Investment Co., Ltd.                        46,000             356
Japan Logistics Fund, Inc. (o)                             55             425
Japan Tobacco, Inc. (N)                                 1,875           7,542
JFE Holdings, Inc. (N)                                135,500           5,260
JS Group Corp.                                         62,300           1,387
JSR Corp.                                             121,900           3,758
JTEKT Corp. (N)                                        81,000           1,746
Kadokawa Holdings, Inc.                                12,400             416
Kamigumi Co., Ltd.                                     37,000             295
Kaneka Corp. (N)                                      113,000           1,274
Kansai Electric Power Co., Inc. (The)                  25,600             599
Kansai Paint Co., Ltd. (N)                             57,000             563
Kanto Tsukuba Bank, Ltd. (The) (AE)                     8,800             144
Kao Corp.                                             207,700           5,582
Kawasaki Kisen Kaisha, Ltd. (N)                        62,000             390
KDDI Corp.                                              1,205           7,429
Keihin Corp.                                            6,300             188
Keyence Corp.                                           1,900             499
Kirin Beverage Corp.                                    8,300             221
Kirin Brewery Co., Ltd. (N)                            14,000             208
Kobayashi Pharmaceutical Co., Ltd. (N)                  7,700             273
Kobe Steel, Ltd.                                      619,000           2,104
Koei Co., Ltd. (N)                                     22,410             419
Koito Manufacturing Co., Ltd. (N)                      24,000             346
Komatsu, Ltd.                                         396,000           8,468
Kose Corp. (N)                                          7,810             285
Kubota Corp.                                           75,000             848
Kuraray Co., Ltd. (N)                                  99,800           1,231
Kurita Water Industries, Ltd. (N)                      15,600             318
Kyocera Corp.                                          17,300           1,615
Kyowa Hakko Kogyo Co., Ltd.                            59,000             411
Kyushu Electric Power Co., Inc.                        10,800             252
Kyushu-Shinwa Holdings, Inc. (AE)                      23,000              49
Leopalace21 Corp.                                      11,300             441
Mabuchi Motor Co., Ltd. (N)                            24,000           1,353

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Makita Corp. (N)                                       14,000             416
Marubeni Corp.                                         72,000             415
Marui Co., Ltd. (N)                                    27,700             535
Matsumotokiyoshi Co., Ltd. (N)                         39,900           1,163
Matsushita Electric Industrial Co., Ltd.              171,200           4,135
Matsushita Electric Works, Ltd.                        20,000             243
Mazda Motor Corp. (N)                                  61,000             399
Millea Holdings, Inc.                                     162           3,230
Minebea Co., Ltd. (N)                                  79,800             517
Mitsubishi Chemical Holdings Corp.                      5,500              35
Mitsubishi Corp.                                      101,300           2,451
Mitsubishi Electric Corp. (N)                          71,000             618
Mitsubishi Estate Co., Ltd. (N)                        36,000             787
Mitsubishi Gas Chemical Co., Inc.                      72,000             957
Mitsubishi Logistics Corp. (N)                         17,000             259
Mitsubishi Rayon Co., Ltd. (N)                        223,000           2,054
Mitsubishi UFJ Financial Group, Inc.                      926          14,557
Mitsui & Co., Ltd. (N)                                223,000           3,370
Mitsui Chemicals, Inc. (N)                            358,000           2,591
Mitsui Fudosan Co., Ltd.                              244,000           5,464
Mitsui OSK Lines, Ltd. (N)                            267,000           1,911
Mitsui Sumitomo Insurance Co., Ltd.                   152,000           2,049
Mitsui Trust Holdings, Inc.                            30,000             414
Mizuho Financial Group, Inc.                              642           5,475
Mori Seiki Co., Ltd. (N)                               11,900             256
Murata Manufacturing Co., Ltd.                         13,200             961
Nabtesco Corp. (N)                                     15,000             190
Nafco Co., Ltd.                                         8,400             330
NEC Corp. (N)                                          58,000             406
Netprice, Ltd. (AE)(N)                                     73             244
Nidec Corp. (N)                                         6,400             493
Nikko Cordial Corp. (N)                               141,500           2,290
Nintendo Co., Ltd.                                     34,000           5,076
Nippon Electric Glass Co., Ltd. (N)                   164,300           3,708
Nippon Express Co., Ltd. (N)                          584,000           3,082
Nippon Mining Holdings, Inc.                          241,500           2,233
Nippon Oil Corp.                                      143,000           1,132
Nippon Paper Group, Inc. (N)                              206             881
Nippon Steel Corp.                                    232,000             856
Nippon Telegraph & Telephone Corp.                        343           1,536
Nippon Yusen KK (N)                                    95,000             582
Nissan Chemical Industries, Ltd.                       16,000             271
Nissan Motor Co., Ltd. (N)                            462,400           6,079
Nissha Printing Co., Ltd.                               9,000             364
Nitto Denko Corp. (N)                                  37,500           3,145
NOK Corp. (N)                                          12,900             392
Nomura Holdings, Inc.                                  96,700           2,187

                                                          International Fund  35

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
NSK, Ltd.                                              15,000             136
NTN Corp. (N)                                          24,000             198
NTT Urban Development Corp. (N)                            73             599
Obic Co., Ltd.                                          2,250             461
OJI Paper Co., Ltd. (N)                                73,000             436
Oki Electric Industry Co., Ltd. (N)                   421,000           1,301
Okuma Holdings, Inc. (N)                                7,000              95
Omron Corp.                                            76,000           2,123
ORIX Corp. (N)                                         56,070          16,841
Osaka Gas Co., Ltd.                                    78,000             292
Parco Co., Ltd.                                        25,800             296
Rakuten, Inc. (N)                                       5,090           4,113
Rengo Co., Ltd. (N)                                    34,000             268
Resona Holdings, Inc. (N)                                 157             535
Ricoh Co., Ltd. (N)                                   269,500           5,349
Rinnai Corp. (N)                                       40,870           1,127
Rohm Co., Ltd. (N)                                     24,600           2,618
Sanyo Shinpan Finance Co., Ltd.                        13,150             777
SBI Holdings, Inc.                                      1,035             527
Sega Sammy Holdings, Inc.                              42,000           1,675
Sekisui Chemical Co., Ltd. (N)                        227,900           1,969
Sekisui House, Ltd.                                   123,300           1,909
Seven & I Holdings Co., Ltd.                           14,100             546
SFCG Co., Ltd.                                          3,559             815
Sharp Corp.                                           182,100           3,197
Shin-Etsu Chemical Co., Ltd.                           62,600           3,618
Shinko Electric Industries Co., Ltd.                   13,800             378
Shinsei Bank, Ltd.                                    936,100           6,552
Shionogi & Co., Ltd.                                   17,000             287
Skylark Co., Ltd. (N)                                  73,900           1,350
Softbank Corp. (N)                                      6,400             165
Sohgo Security Services Co., Ltd.                      25,088             410
Sompo Japan Insurance, Inc.                           118,000           1,710
Sony Corp. (N)                                         17,600             884
Stanley Electric Co., Ltd. (N)                         27,300             635
Sumisho Lease Co., Ltd.                                 5,700             327
Sumitomo Chemical Co., Ltd.                            49,000             429
Sumitomo Electric Industries, Ltd. (N)                 46,800             743
Sumitomo Forestry Co., Ltd.                            31,000             316
Sumitomo Heavy Industries, Ltd.                       377,000           3,973
Sumitomo Metal Industries, Ltd.                       719,000           3,031
Sumitomo Mitsui Financial Group, Inc. (N)               1,329          14,590
Sumitomo Realty & Development Co., Ltd. (N)            97,000           2,573
Sumitomo Trust & Banking Co., Ltd. (The)               89,000             947
Sumitomo Warehouse Co., Ltd. (The) (N)                 40,000             311
T&D Holdings, Inc.                                     12,450             955
Take And Give Needs Co., Ltd. (N)                         464             705
Takeda Pharmaceutical Co., Ltd.                       144,700           8,845
Takefuji Corp. (N)                                     38,110           2,477
Tanabe Seiyaku Co., Ltd.                               16,000             189

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TDK Corp.                                              20,300           1,699
Teijin, Ltd. (N)                                      154,000           1,056
Telewave, Inc. (N)                                         93             270
Terumo Corp.                                           14,800             530
Toagosei Co., Ltd. (N)                                 41,000             175
Toho Titanium Co., Ltd.                                 1,100              82
Tohoku Electric Power Co., Inc.                        12,700             293
Tokai Carbon Co., Ltd. (N)                             70,000             436
Tokuyama Corp.                                         65,600           1,083
Tokyo Electric Power Co., Inc. (The)                   88,200           2,266
Tokyo Electron, Ltd.                                   38,100           2,744
Tokyo Gas Co., Ltd. (N)                               710,000           3,436
Toppan Printing Co., Ltd.                              33,000             441
Toshiba Corp. (N)                                     219,000           1,394
Toshiba Machine Co., Ltd. (N)                          15,000             179
Tosoh Corp.                                            59,000             289
Toyobo Co., Ltd.                                       45,000             141
Toyoda Gosei Co., Ltd.                                 36,200             998
Toyota Motor Corp.                                    522,400          30,555
Trend Micro, Inc. (N)                                  12,000             465
Ube Industries, Ltd. (N)                               50,000             167
UFJ NICOS Co., Ltd. (N)                                 9,000              80
Ulvac, Inc.                                             2,400             104
UNY Co., Ltd.                                          26,000             465
Valor Co., Ltd.                                        15,000             306
West Japan Railway Co.                                    439           1,951
Xebio Co., Ltd.                                         8,550             291
Yahoo! Japan Corp.                                      1,104             644
Yamada Denki Co., Ltd.                                 37,100           4,043
Yamaha Motor Co., Ltd.                                 18,400             507
Yokogawa Electric Corp. (N)                            19,100             303
Yokohama Rubber Co., Ltd. (The) (N)                    44,000             231
                                                                 ------------
                                                                      405,856
                                                                 ------------
Luxembourg - 0.5%
Arcelor (N)                                            41,599           1,711
Arcelor                                                 1,500              62
SES Global SA (N)                                     206,014           3,376
Tenaris SA - ADR                                      104,500           4,796
                                                                 ------------
                                                                        9,945
                                                                 ------------
Mexico - 0.9%
America Movil SA de CV Series L                       147,100           5,429
Cemex SA de CV                                        108,000             730
Coca-Cola Femsa SA de CV - ADR                         32,800           1,056
Fomento Economico Mexicano SA de CV - ADR              17,600           1,635

 36  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Grupo Televisa SA - ADR                               338,770           7,182
Telefonos de Mexico SA de CV
   Series L                                            41,780             919
                                                                 ------------
                                                                       16,951
                                                                 ------------

Netherlands - 4.1%
ABN AMRO Holding NV (N)                               185,825           5,554
Aegon NV (N)                                          176,275           3,218
ASML Holding NV (AE)                                  126,298           2,677
Buhrmann NV (N)                                        59,500           1,154
CSM Class A                                             4,700             143
Euronext NV (N)                                        57,648           5,153
European Aeronautic Defense and Space Co. NV (N)      101,000           3,986
Hagemeyer NV (AE)(N)                                   34,400             187
Heineken Holding NV                                     1,700              61
Heineken NV (N)                                        83,762           3,393
Hunter Douglas NV                                       1,800             127
ING Groep NV (N)                                      391,673          15,941
Koninklijke Philips Electronics NV                      4,580             158
Koninklijke Philips Electronics NV (N)                267,164           9,218
OCE NV (N)                                             18,200             303
Randstad Holdings NV                                   34,100           2,267
Reed Elsevier NV (N)                                  268,874           3,986
Rodamco Europe NV                                       9,100             979
Royal Dutch Shell PLC Class A                         159,040           5,441
Royal KPN NV                                           70,400             827
Royal Numico NV (AE)                                   85,000           3,852
SBM Offshore NV                                        15,900           1,706
Unilever NV (N)                                        30,500           2,203
USG People NV                                           9,300             801
Vedior NV                                              68,300           1,592
VNU NV                                                 78,520           2,695
Wolters Kluwer NV                                      12,396             323
                                                                 ------------
                                                                       77,945
                                                                 ------------
New Zealand - 0.1%
Telecom Corp. of New Zealand, Ltd. (N)                768,437           2,812
                                                                 ------------

Norway - 0.9%
Acergy SA (AE)(N)                                      77,100           1,257
Aker Kvaerner ASA (N)                                  43,200           4,204
DNB NOR ASA (N)                                       134,363           1,863
Norsk Hydro ASA (N)                                     3,100             477
PAN Fish ASA (AE)                                   1,425,000           1,447
Statoil ASA (N)                                       214,350           7,058
Yara International ASA (N)                             31,600             509
                                                                 ------------
                                                                       16,815
                                                                 ------------

Poland - 0.1%
Powszechna Kasa Oszczednosci Bank Polski SA            85,972           1,081
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Singapore - 1.1%
CapitaLand, Ltd.                                      140,000             434
City Developments, Ltd.                                41,000             262
CSE Global, Ltd.                                      107,000              70
DBS Group Holdings, Ltd. (N)                          365,240           4,112
Flextronics International, Ltd. (AE)(N)               106,600           1,211
Fraser and Neave, Ltd.                                 18,000             252
Jardine Cycle & Carriage, Ltd.                         32,000             227
Keppel Corp., Ltd. (N)                                295,000           2,855
NatSteel, Ltd.                                         52,400              47
Oversea-Chinese Banking Corp.                         592,800           2,550
Parkway Holdings, Ltd.                                182,000             300
SembCorp Industries, Ltd.                              95,580             218
Singapore Airlines, Ltd.                               17,000             153
Singapore Petroleum Co., Ltd. (N)                      38,000             138
Singapore Post, Ltd.                                  316,000             226
Singapore Technologies Engineering, Ltd.              104,000             205
Singapore Telecommunications, Ltd.                  3,302,720           5,724
United Overseas Bank, Ltd.                            247,100           2,548
United Overseas Land, Ltd.                             30,900              60
United Test and Assembly Center, Ltd. (AE)            427,000             278
                                                                 ------------
                                                                       21,870
                                                                 ------------

South Africa - 0.1%
Nedbank Group, Ltd.                                    49,659           1,037
                                                                 ------------

South Korea - 1.2%
Daewoo Securities Co., Ltd. (N)                        55,140           1,000
Hana Financial Group, Inc.                             22,624           1,111
Kookmin Bank                                           13,410           1,201
Korea Electric Power Corp. - ADR (N)                   40,010             912
KT Corp. - ADR (N)                                     48,000           1,117
Lotte Shopping Co. - GDR (AE)(p)                       58,871           1,230
NHN Corp. (AE)                                          8,724           3,098
Samsung Electronics Co., Ltd. (N)                      16,159          11,033
SK Telecom Co., Ltd. - ADR                             56,890           1,519
                                                                 ------------
                                                                       22,221
                                                                 ------------

Spain - 2.8%
Actividades de Construccion y Servicios SA             49,892           2,072
Altadis SA                                             91,321           4,334
Antena 3 de Television SA (N)                          23,400             616
Banco Bilbao Vizcaya Argentaria SA (N)                295,865           6,536

                                                          International Fund  37

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Banco Santander Central Hispano SA (N)                426,209           6,608
Cia de Distribucion Integral Logista SA                10,800             640
Corp Mapfre SA                                        105,180           2,224
Ebro Puleva SA (N)                                     29,900             592
Endesa SA (N)                                          95,600           3,175
Fomento de Construcciones y Contratas SA (N)            6,500             527
Gamesa Corp. Tecnologica SA (N)                        25,000             544
Gas Natural SDG SA (N)                                 21,350             651
Gestevision Telecinco SA (N)                           51,500           1,316
Iberdrola SA                                          221,286           7,208
Indra Sistemas SA                                      58,900           1,213
Repsol YPF SA (N)                                     132,500           3,958
Repsol YPF SA - ADR (N)                                60,383           1,803
Sociedad General de Aguas de Barcelona SA Class
   A                                                    2,400              67
Telefonica SA                                         577,210           9,248
Union Fenosa SA                                         6,442             249
                                                                 ------------
                                                                       53,581
                                                                 ------------
Sweden - 1.8%
Alfa Laval AB                                           2,000              65
Atlas Copco AB Class A (N)                            244,540           7,227
Billerud AB (N)                                         6,000             104
Electrolux AB (N)                                      11,200             336
Elekta AB Class B (N)                                   6,300             104
Fabege AB (N)                                           1,800              35
Hennes & Mauritz AB Series B (N)                       50,744           1,927
Lundin Petroleum AB (AE)(N)                            16,200             223
Nordea Bank AB                                         82,000           1,056
OMX AB (N)                                              9,800             188
Sandvik AB (N)                                         44,660           2,907
Securitas AB Series B (N)                              82,673           1,724
Skandinaviska Enskilda Banken AB Class A (N)           24,200             610
Skanska AB Class B (N)                                  8,200             142
Ssab Svenskt Stal AB (N)(AE)                           11,200             635
Svenska Cellulosa AB Series B (N)                      28,840           1,307
Svenska Handelsbanken Series A (N)                    114,050           3,278
Swedish Match AB (N)                                    4,100              62
Telefonaktiebolaget LM Ericsson
   Series B (N)                                     3,380,977          12,037
TeliaSonera AB (N)                                     47,000             292
Volvo AB Class A (N)                                    3,600             178
Volvo AB Class B (N)                                      100               5
                                                                 ------------
                                                                       34,442
                                                                 ------------

Switzerland - 6.7%
ABB, Ltd. (N)(AE)                                     763,979          10,903
Ciba Specialty Chemicals AG (N)                        39,280           2,410
Clariant AG (N)                                        60,760             946
Compagnie Financiere Richemont AG Class A              88,977           4,610

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Credit Suisse Group (N)                               214,417          13,468
Georg Fischer AG                                          316             154
Givaudan (N)                                              559             469
Julius Baer Holding AG Class B (N)                     51,137           4,903
Kuehne & Nagel International AG (N)                     1,614             585
Logitech International SA (AE)                         69,558           2,888
Nestle SA (N)                                          44,276          13,504
Novartis AG                                           176,551          10,129
Pargesa Holding SA Class B                              6,653             676
Rieter Holding AG                                         100              44
Roche Holding AG (N)                                  127,477          19,602
Sulzer AG (AE)                                          1,569           1,323
Swatch Group AG (N)                                    63,376           2,325
Swiss Life Holding (N)                                    589             136
Swiss Reinsurance (N)                                  69,730           5,088
Swiss Reinsurance (AE)                                 69,730              --
Syngenta AG                                            22,510           3,140
Synthes, Inc.                                          24,644           3,060
UBS AG (N)                                            168,215          19,938
Xstrata PLC (N)                                       135,661           4,908
Zurich Financial Services AG                            7,302           1,777
                                                                 ------------
                                                                      126,986
                                                                 ------------

Taiwan - 0.2%
HON HAI Precision Industry Co. Ltd.                   209,000           1,418
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR                                                 40,300             423
United Microelectronics Corp. - ADR                   370,908           1,398
                                                                 ------------
                                                                        3,239
                                                                 ------------

Thailand - 0.1%
Bangkok Bank PCL                                      388,480           1,232
                                                                 ------------

United Kingdom - 18.9%
3i Group PLC                                          166,185           2,703
Amvescap PLC                                          182,700           1,997
Anglo American PLC                                    131,035           5,579
Antofagasta PLC                                        20,000             859
ARM Holdings PLC                                      944,587           2,343
Associated British Foods PLC                           17,300             240
AstraZeneca PLC                                       275,511          15,223
Aviva PLC                                             478,334           6,987
BAA PLC                                                14,900             230
BAE Systems PLC                                     1,095,600           8,341
Barclays PLC                                          804,817          10,053
Barratt Developments PLC                               44,600             807
BG Group PLC                                        1,065,692          14,322

 38  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BHP Billiton PLC                                      318,921           6,566
BOC Group PLC                                         131,086           3,724
Boots Group PLC (N)                                   331,535           4,238
BP PLC                                              1,899,726          23,436
Bradford & Bingley PLC                                 84,100             742
Brambles Industries PLC                               554,359           4,584
British Airways PLC (AE)                              127,200             780
British American Tobacco PLC                          337,000           8,616
British Land Co. PLC                                  130,600           2,991
BT Group PLC                                          632,789           2,530
Capita Group PLC                                      131,400           1,116
Carphone Warehouse Group PLC                          615,784           3,770
Centrica PLC                                          615,923           3,355
Charter PLC (AE)                                       15,500             226
Compass Group PLC                                     158,274             683
Cookson Group PLC                                      56,500             547
Corus Group PLC                                       351,100             541
Diageo PLC                                            312,892           5,164
DSG International PLC                                   8,700              29
EMI Group PLC                                         659,325           3,391
Friends Provident PLC                                 509,550           1,828
George Wimpey PLC                                     219,900           2,099
GKN PLC                                               649,616           3,714
GlaxoSmithKline PLC                                   799,508          22,686
Hammerson PLC                                           1,300              28
Hanson PLC                                            146,500           1,957
Hays PLC                                              510,300           1,573
HBOS PLC                                              666,103          11,691
HMV Group PLC                                         184,800             602
HSBC Holdings PLC                                     483,365           8,352
Imperial Tobacco Group PLC                             43,100           1,339
Inchcape PLC                                            2,800             139
Intercontinental Hotels Group PLC                      83,020           1,464
International Power PLC                               178,200             968
ITV PLC                                                42,000              88
J Sainsbury PLC                                       720,184           4,390
Ladbrokes PLC                                         301,579           2,307
Land Securities Group PLC                              12,500             423
Legal & General Group PLC                             278,300             703
Liberty International PLC                               4,800             100
Lloyds TSB Group PLC                                  891,836           8,676
London Stock Exchange PLC (AE)                        236,000           5,324
Man Group PLC                                          86,952           4,007
Marks & Spencer Group PLC                             232,000           2,477
Michael Page International PLC                        127,600             891
Mitchells & Butlers PLC                               187,000           1,679
Next PLC                                               92,063           2,706
Old Mutual PLC                                        738,212           2,588
PartyGaming PLC                                       163,200             449
Pearson PLC                                           232,273           3,219
Persimmon PLC                                          84,200           2,011
Prudential PLC                                        130,671           1,533
Punch Taverns PLC                                      85,020           1,358
Reckitt Benckiser PLC                                 325,103          11,851

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Reed Elsevier PLC                                     165,840           1,648
Reuters Group PLC                                     253,500           1,798
RHM PLC                                                51,200             253
Rio Tinto PLC                                          96,600           5,313
Rolls-Royce Group PLC (AE)                         11,085,920              22
Rolls-Royce Group PLC (AE)                            226,358           1,967
Royal & Sun Alliance Insurance Group PLC              898,827           2,262
Royal Bank of Scotland Group PLC                      455,514          14,877
Royal Dutch Shell PLC Class A                         296,334          10,161
Royal Dutch Shell PLC Class B                         145,740           5,212
SABMiller PLC                                          14,300             302
Scottish & Southern Energy PLC                        117,000           2,400
Smith & Nephew PLC                                    240,084           1,985
Smiths Group PLC                                      230,120           4,278
Sportingbet PLC                                       188,400           1,453
Standard Chartered PLC                                242,126           6,429
Tate & Lyle PLC                                       185,100           1,873
Taylor Woodrow PLC                                    193,800           1,354
Tesco PLC                                             819,310           4,773
Travis Perkins PLC                                     10,540             302
Trinity Mirror PLC                                    109,130           1,093
Unilever PLC                                          785,984           8,349
Vodafone Group PLC                                  5,822,406          13,750
Whitbread PLC                                          72,000           1,471
William Hill PLC                                      364,814           4,221
WPP Group PLC                                         119,500           1,475
Yell Group PLC                                         78,074             733
                                                                 ------------
                                                                      361,687
                                                                 ------------

United States - 0.2%
Schlumberger, Ltd.                                     12,500             864
Transocean, Inc. (AE)                                  22,200           1,800
Weatherford International, Ltd. (AE)                   17,000             900
                                                                 ------------
                                                                        3,564
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,278,617)                                                   1,750,119
                                                                 ------------

                                                          International Fund  39

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PREFERRED STOCKS - 0.5%
Brazil - 0.1%
Banco Itau Holding Financeira SA                       48,700           1,536
                                                                 ------------

Germany - 0.4%
Fresenius AG                                           16,366           2,832
Porsche AG                                              2,075           2,069
ProSiebenSat.1 Media AG (N)                            90,200           2,499
                                                                 ------------
                                                                        7,400
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $6,767)                                                           8,936
                                                                 ------------
WARRANTS & RIGHTS - 0.0%
Hong Kong - 0.0%
Hutchison Whampoa Rights (AE)                          85,004              --
                                                                 ------------
Luxembourg - 0.0%
Bharti Televentures, Ltd. (AE)
   2009 Warrants                                           41             377
                                                                 ------------

Sweden - 0.0%
Ssab Svenskt Stal AB Rights (AE)
   Series A                                             5,600               2
   Series B                                             5,600               3
                                                                 ------------
                                                                            5
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $192)                                                               382
                                                                 ------------

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Belgium - 0.0%
Bel 20 Index
   Apr 2006 3,977.11 (EUR) Call (12)                      602              76
                                                                 ------------

Switzerland - 0.0%
Swiss Market Index
   Jun 2006 7,983.03 (CHF) Call (63)                    4,055             279
   Jun 2006 8,016.00 (CHF) Call (12)                      776              50
                                                                 ------------
                                                                          329
                                                                 ------------
TOTAL OPTIONS PURCHASED
(cost $361)                                                               405
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 7.1%
United States - 7.1%
Frank Russell Investment Company
   Money Market Fund                              123,747,001         123,747
United States Treasury Bills (c)(z)(sec.)
   4.594% due 06/15/06                                  7,000           6,961
   4.591% due 06/22/06                                  5,000           4,967
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $135,675)                                                       135,675
                                                                 ------------

OTHER SECURITIES - 32.9%
Frank Russell Investment Company
   Money Market Fund (X)                          164,625,993         164,626
State Street Securities
   Lending Quality Trust (X)                      463,772,227         463,772
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $628,398)                                                       628,398
                                                                 ------------

TOTAL INVESTMENTS - 132.3%
(identified cost $2,050,010)                                        2,523,915

OTHER ASSETS AND LIABILITIES,
NET - (32.3%)                                                        (615,688)
                                                                 ------------
NET ASSETS - 100.0%                                                 1,908,227
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 40  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
AEX Index (Netherlands)
   expiration date 05/06 (98)                              11,520                123

CAC-40 Index (France)
   expiration date 05/06 (222)                             14,343                 61
   expiration date 06/06 (121)                              7,750                 35

DAX Index (Germany)
   expiration date 06/06 (69)                              13,097                542

EUR STOXX 50 Index (EMU) expiration date 06/06
   (584)                                                   27,866                 98

FTSE-100 Index (UK)
   expiration date 06/06 (315)                             34,491                449

Hang Seng Index (Hong Kong)
   expiration date 05/06 (24)                               2,558                  9

OMX Stockholm 30 Index (Sweden)
   expiration date 05/06 (430)                              6,032                (91)

SPI 200 Index (Australia)
   expiration date 06/06 (70)                               6,975                330

TOPIX Index (Japan)
   expiration date 06/06 (371)                             56,023              3,001

Short Positions
DAX Index (Germany)
   expiration date 06/06 (19)                               3,606                 22

Hang Seng Index (Hong Kong)
   expiration date 05/06 (22)                               2,345                 12

IBEX Plus Index (Spain)
   expiration date 05/06 (58)                               8,646               (228)

MIB-30 (Italy)
   expiration date 06/06 (41)                               9,652                 47

MSCI Singapore Index
   expiration date 05/06 (9)                                  350                 (2)

SPI 200 Index (Australia)
   expiration date 06/06 (97)                               9,665               (508)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      3,900
                                                                     ===============
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Belgium
Bel 20 Index
   Apr 2006 3,977.11 (EUR) Put (12)                           602                (76)

Switzerland
Swiss Market Index
   Jun 2006 7,983.03 (CHF) Put (63)                         4,055               (254)
   Jun 2006 8,016.00 (CHF) Put (12)                           776                (48)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $361)                                                     (378)
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                          International Fund  41

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              16   AUD               21    05/01/06                 --
USD              57   AUD               76    05/01/06                  1
USD             213   AUD              284    05/01/06                  3
USD              16   AUD               21    05/02/06                 --
USD             107   AUD              141    05/02/06                  1
USD              18   AUD               23    05/03/06                 --
USD              20   AUD               26    05/03/06                 --
USD             141   AUD              200    06/21/06                 10
USD             372   AUD              500    06/21/06                  8
USD             657   AUD              885    06/21/06                 15
USD           1,313   AUD            1,770    06/21/06                 30
USD           1,314   AUD            1,770    06/21/06                 30
USD           1,970   AUD            2,655    06/21/06                 45
USD           1,971   AUD            2,655    06/21/06                 44
USD           2,605   AUD            3,509    06/21/06                 58
USD           6,736   AUD            9,200    06/21/06                247
USD             518   CHF              660    05/02/06                 14
USD              59   CHF               75    05/03/06                  1
USD              66   CHF               82    05/04/06                 --
USD             249   CHF              314    06/21/06                  6
USD           4,215   CHF            5,312    06/21/06                 92
USD           8,430   CHF           10,624    06/21/06                185
USD          27,139   CHF           35,357    06/21/06              1,533
USD               2   DKK               13    06/21/06                 --
USD             634   DKK            3,943    06/21/06                 35
USD             151   EUR              121    05/02/06                  2
USD             219   EUR              176    05/02/06                  3
USD             232   EUR              185    05/02/06                  1
USD             421   EUR              338    05/02/06                  5
USD             998   EUR              796    05/02/06                  6
USD           1,269   EUR            1,022    05/02/06                 20
USD             106   EUR               85    05/03/06                  1
USD           1,200   EUR            1,000    06/21/06                 66
USD           1,216   EUR            1,000    06/21/06                 50
USD           1,235   EUR            1,000    06/21/06                 31
USD           1,238   EUR            1,000    06/21/06                 28
USD           2,304   EUR            1,900    06/21/06                102
USD           2,392   EUR            2,000    06/21/06                140
USD           3,642   EUR            3,000    06/21/06                156
USD           5,436   EUR            4,400    06/21/06                134
USD          16,307   EUR           13,199    06/21/06                404
USD          20,095   EUR           16,266    06/21/06                497
USD          55,753   EUR           46,500    06/21/06              3,116
USD           1,375   GBP              770    05/02/06                 29
USD             413   GBP              229    05/03/06                  4

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             574   GBP              318    05/03/06                  7
USD              34   GBP               19    05/04/06                 --
USD             361   GBP              198    05/04/06                 --
USD             525   GBP              300    06/21/06                 22
USD             632   GBP              360    06/21/06                 25
USD             892   GBP              500    06/21/06                 21
USD           1,779   GBP            1,000    06/21/06                 46
USD           2,198   GBP            1,232    06/21/06                 50
USD           3,094   GBP            1,734    06/21/06                 70
USD           3,109   GBP            1,773    06/21/06                126
USD           3,110   GBP            1,773    06/21/06                126
USD          31,301   GBP           18,000    06/21/06              1,547
USD             108   HKD              841    06/21/06                 --
USD             367   HKD            2,842    06/21/06                 --
USD              22   JPY            2,481    05/01/06                 --
USD             639   JPY           73,372    05/01/06                  6
USD              37   JPY            4,247    05/02/06                 --
USD              78   JPY            8,908    05/02/06                 --
USD             132   JPY           14,968    05/08/06                  1
USD             854   JPY          100,000    06/21/06                 31
USD             856   JPY          100,000    06/21/06                 29
USD             861   JPY          100,000    06/21/06                 24
USD             863   JPY          100,000    06/21/06                 22
USD             870   JPY          100,000    06/21/06                 14
USD             871   JPY          100,000    06/21/06                 14
USD           1,703   JPY          200,000    06/21/06                 67
USD           5,336   JPY          627,436    06/21/06                216
USD          34,387   JPY        4,000,000    06/21/06              1,010
USD             398   NOK            2,543    06/21/06                 16
USD           1,652   NOK           10,547    06/21/06                 65
USD           2,477   NOK           15,820    06/21/06                 98
USD          13,008   NOK           82,117    06/21/06                359
USD          18,317   NOK          115,667    06/21/06                511
USD             140   SEK            1,049    05/02/06                  3
USD             376   SEK            2,813    05/02/06                  6
USD              65   SEK              478    05/04/06                 --
USD           2,322   SEK           17,530    06/21/06                 71
USD           3,480   SEK           26,295    06/21/06                109
USD           3,482   SEK           26,295    06/21/06                107
USD          10,185   SEK           76,894    06/21/06                311
USD              54   SGD               85    05/02/06                 --
USD             888   SGD            1,417    06/21/06                 10
USD          13,174   SGD           21,358    06/21/06                368
USD              25   THB              959    05/02/06                 --
AUD              20   USD               15    05/01/06                 --

See accompanying notes which are an integral part of the financial statements.

 42  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
AUD              13   USD               10    05/02/06                 --
AUD              36   USD               27    05/02/06                 --
AUD               7   USD                5    05/03/06                 --
AUD              23   USD               18    05/03/06                 --
AUD              28   USD               21    05/03/06                 --
AUD             500   USD              369    06/21/06                (11)
AUD           1,000   USD              732    06/21/06                (27)
AUD           1,775   USD            1,288    06/21/06                (59)
AUD          12,634   USD            9,235    06/21/06               (355)
CHF               7   USD                5    05/02/06                 --
CHF              19   USD               15    05/02/06                 --
CHF              21   USD               17    05/03/06                 --
CHF             489   USD              389    05/03/06                 (6)
CHF           6,932   USD            5,438    06/21/06               (183)
CHF          20,800   USD           16,315    06/21/06               (553)
CHF          25,766   USD           20,209    06/21/06               (686)
DKK           1,603   USD              264    06/21/06                 (8)
EUR              21   USD               26    05/02/06                 --
EUR             383   USD              476    05/02/06                 (7)
EUR              17   USD               22    05/03/06                 --
EUR              18   USD               22    05/03/06                 --
EUR              82   USD              103    05/03/06                 (1)
EUR             127   USD              159    05/03/06                 (1)
EUR             361   USD              452    05/03/06                 (3)
EUR             567   USD              711    05/03/06                 (5)
EUR               5   USD                6    05/04/06                 --
EUR             132   USD              167    05/04/06                 --
EUR             366   USD              462    05/04/06                  1
EUR             300   USD              367    06/21/06                (13)
EUR             781   USD              968    06/21/06                (20)
EUR             800   USD            1,006    06/21/06                 (7)
EUR           1,000   USD            1,226    06/21/06                (40)
EUR           1,000   USD            1,209    06/21/06                (57)
EUR           1,000   USD            1,267    06/21/06                  1
EUR           1,000   USD            1,200    06/21/06                (66)
EUR           1,500   USD            1,874    06/21/06                (25)
EUR           1,500   USD            1,873    06/21/06                (26)
EUR           2,600   USD            3,147    06/21/06               (145)
EUR           2,626   USD            3,256    06/21/06                (69)
EUR           2,626   USD            3,256    06/21/06                (68)
EUR           5,000   USD            5,998    06/21/06               (332)
EUR          10,503   USD           13,025    06/21/06               (271)
EUR          14,879   USD           18,450    06/21/06               (386)
EUR          29,800   USD           35,740    06/21/06             (1,987)
GBP              40   USD               71    05/02/06                 (2)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
GBP             146   USD              260    05/02/06                 (6)
GBP             171   USD              309    05/02/06                 (3)
GBP             264   USD              471    05/02/06                (10)
GBP             700   USD            1,223    06/21/06                (55)
GBP           1,000   USD            1,826    06/21/06                  1
GBP           1,000   USD            1,804    06/21/06                (21)
GBP           2,000   USD            3,477    06/21/06               (173)
GBP           9,362   USD           16,180    06/21/06               (904)
GBP           5,842   USD           10,445    07/31/06               (223)
HKD             164   USD               21    05/02/06                 --
HKD             111   USD               14    05/03/06                 --
HKD              54   USD                7    06/21/06                 --
IDR         257,255   USD               29    05/01/06                 --
IDR          40,726   USD                5    05/02/06                 --
IDR         151,540   USD               17    05/02/06                 --
IDR         135,606   USD               15    05/03/06                 --
JPY             855   USD                7    05/01/06                 --
JPY             995   USD                9    05/01/06                 --
JPY           5,452   USD               47    05/01/06                 (1)
JPY          19,000   USD              165    05/01/06                 (2)
JPY          56,650   USD              492    05/01/06                 (6)
JPY             795   USD                7    05/02/06                 --
JPY           1,891   USD               17    05/02/06                 --
JPY           3,945   USD               35    05/02/06                 --
JPY          10,000   USD               88    05/02/06                 --
JPY          61,915   USD              543    05/02/06                 (1)
JPY             842   USD                7    05/08/06                 --
JPY         100,000   USD              859    06/21/06                (26)
JPY         100,000   USD              861    06/21/06                (24)
JPY         100,000   USD              862    06/21/06                (23)
JPY         100,000   USD              862    06/21/06                (23)
JPY         100,000   USD              862    06/21/06                (23)
JPY         173,258   USD            1,493    06/21/06                (40)
JPY         175,926   USD            1,510    06/21/06                (46)
JPY         200,000   USD            1,769    06/21/06                 (1)
JPY         200,000   USD            1,756    06/21/06                (14)
JPY         245,126   USD            2,113    06/21/06                (56)
JPY         351,852   USD            3,020    06/21/06                (94)
JPY         351,852   USD            3,020    06/21/06                (93)
JPY         351,852   USD            3,021    06/21/06                (93)
JPY         400,000   USD            3,440    06/21/06               (100)
JPY         527,778   USD            4,530    06/21/06               (141)
JPY         679,561   USD            5,831    06/21/06               (183)
JPY         866,290   USD            7,467    06/21/06               (200)
JPY       1,039,548   USD            8,959    06/21/06               (240)

  See accompanying notes which are an integral part of the financial statements.

                                                          International Fund  43

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
PLN             200   USD               64    05/02/06                 (1)
PLN              93   USD               30    05/04/06                 --
SEK           4,806   USD              641    06/21/06                (15)
SEK          32,336   USD            4,316    06/21/06                (98)
SEK          42,856   USD            5,480    06/21/06               (370)
SEK          53,894   USD            7,195    06/21/06               (161)
SGD             841   USD              524    06/21/06                 (9)
SGD             841   USD              524    06/21/06                 (9)
SGD           1,681   USD            1,048    06/21/06                (18)
SGD           1,681   USD            1,048    06/21/06                (18)
SGD           1,681   USD            1,048    06/21/06                (18)
SGD           1,681   USD            1,048    06/21/06                (18)
SGD           2,187   USD            1,348    06/21/06                (39)
SGD           4,444   USD            2,771    06/21/06                (47)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                               3,599
                                                           ==============

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                                                                             APPRECIATION
        FUND RECEIVES                COUNTER        NOTIONAL           FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY          AMOUNT          FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
MSCI Austria
   Local Net Total Return                                       1 Month EUR LIBOR
   Index                         Merrill Lynch      EUR   1,579    plus 0.15%                12/27/06                    (7)

MSCI Norway I
   Local Net Total Return                                       1 Month NOK NIBOR
   Index                         Merrill Lynch      NOK  19,701    plus 0.15%                12/27/06                    10
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swaps                                                          3
                                                                                                           ================

See accompanying notes which are an integral part of the financial statements.

 44  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       5.6            107,116
Consumer Discretionary                                        8.5            162,728
Consumer Staples                                              6.2            118,522
Financial Services                                           25.6            487,317
Health Care                                                   6.3            120,791
Integrated Oils                                               6.6            126,622
Materials and Processing                                     10.9            207,262
Miscellaneous                                                 1.0             18,939
Other Energy                                                  1.4             26,006
Producer Durables                                             8.0            152,672
Technology                                                    3.9             72,875
Utilities                                                     8.3            158,204
Warrants & Rights                                              --                382
Options Purchased                                              --                406
Short-Term Investments                                        7.1            135,675
Other Securities                                             32.9            628,398
                                                  ---------------    ---------------

Total Investments                                           132.3          2,523,915
Other Assets and Liabilities, Net                           (32.3)          (615,688)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,908,227
                                                  ===============    ===============
                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        0.1              1,037
Asia                                                          8.0            151,398
Europe                                                       41.0            783,097
Japan                                                        21.3            405,856
Latin America                                                 1.2             22,887
Middle East                                                   0.1              1,170
Other                                                         8.8            168,386
United Kingdom                                               18.9            361,686
Other Securities                                             32.9            628,398
                                                  ---------------    ---------------

Total Investments                                           132.3          2,523,915
Other Assets and Liabilities, Net                           (32.3)          (615,688)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,908,227
                                                  ===============    ===============

  See accompanying notes which are an integral part of the financial statements.

                                                          International Fund  45

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                   % OF
                                                    NET
CATEGORIES                                        ASSETS
-------------------------------------------------------------
Australia                                                 3.3
Austria                                                   0.5
Belgium                                                   0.9
Brazil                                                    0.2
Canada                                                    1.5
China                                                     0.1
Denmark                                                   0.1
Finland                                                   1.2
France                                                   10.6
Germany                                                   6.2
Greece                                                    0.4
Hong Kong                                                 1.7
Hungary                                                   0.1
Indonesia                                                 0.2
Ireland                                                   0.5
Israel                                                    0.1
Italy                                                     3.2
Japan                                                    21.3
Luxembourg                                                0.5
Mexico                                                    0.9
Netherlands                                               4.1
New Zealand                                               0.1
Norway                                                    0.9
Poland                                                    0.1
Singapore                                                 1.1
South Africa                                              0.1
South Korea                                               1.2
Spain                                                     2.8
Sweden                                                    1.8
Switzerland                                               6.7
Taiwan                                                    0.2
Thailand                                                  0.1
United Kingdom                                           18.9
United States                                             0.2
Preferred Stocks                                          0.5
Warrants & Rights                                          --*
Options Purchased                                          --*
Short-Term Investments                                    7.1
Other Securities                                         32.9
                                              ---------------
Total Investments                                       132.3
Other Assets and Liabilities, Net                       (32.3)
                                              ---------------

                                                        100.0
                                              ===============
Futures Contracts                                         0.2
Options Written                                           (--)*
Foreign Currency Exchange Contracts                       0.2
Index Swap Contracts                                       --*

* Less than 0.5% of net assets.

See accompanying notes which are an integral part of the financial statements.

 46  International Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,004.40      $     1,021.62
Expenses Paid During
Period*                       $         3.18      $         3.21

* Expenses are equal to the Fund's annualized expense ratio of 0.64% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,005.40      $     1,022.81
Expenses Paid During
Period*                       $         1.99      $         2.01

* Expenses are equal to the Fund's annualized expense ratio of 0.40% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS Y                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,005.60      $     1,023.01
Expenses Paid During
Period*                       $         1.79      $         1.81

* Expenses are equal to the Fund's annualized expense ratio of 0.36% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                         Fixed Income I Fund  47

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 98.3%
Asset-Backed Securities - 7.4%
AAA Trust (p)
   Series 2005-2 Class A1
   5.059% due 11/26/35                                    202             203
Aames Mortgage Investment
   Trust (E)(p)
   Series 2005-3 Class A1
   5.109% due 08/25/35                                  1,237           1,237
ABSC NIMs Trust (p)
   Series 2005-HE6 Class A1
   5.050% due 08/27/35                                    240             237
Accredited Mortgage Loan Trust (E)
   Series 2004-2 Class A2
   5.259% due 07/25/34                                    144             145
ACE Securities Corp. (E)
   Series 2001-HE1 Class A
   5.663% due 11/20/31                                    462             462
   Series 2005-SD3 Class A
   5.359% due 08/25/45                                    879             879
American Express Credit Account Master Trust
   (E)(p)
   Series 2006-A Class A
   4.891% due 08/15/11                                  1,680           1,679
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   7.459% due 02/25/33                                    155             156
   Series 2004-R10 Class A5
   5.349% due 11/25/34                                    207             207
Argent Securities, Inc. (E)
   Series 2004-W3 Class A2
   5.179% due 02/25/34                                      6               6
Asset Backed Funding Corp.
   NIMs Trust (p)
   Series 2005-WF1 Class N1
   4.750% due 03/26/35                                    216             214
Asset Backed Securities Corp.
   Home Equity (E)
   Series 2006-HE2 Class A1A
   5.059% due 03/25/36                                  2,535           2,536
Bank One Issuance Trust (E)
   Series 2003-A1 Class A1
   5.021% due 09/15/10                                  1,600           1,602
Bayview Financial Acquisition Trust
   Series 2006-A Class 1A3
   5.865% due 02/28/41                                    325             317
Burlington Northern Santa Fe Corp.
   4.967% due 04/01/23                                    223             211
Carrington Mortgage Loan Trust (E)
   Series 2005-NC3 Class A1A
   5.039% due 06/25/35                                     75              75

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed
   Certificates (E)
   Series 2002-2 Class 2A1
   5.209% due 05/25/32                                    285             286
Chase Issuance Trust (E)
   Series 2005-A3 Class A
   4.921% due 10/17/11                                  3,095           3,096
Countrywide Asset-Backed Certificates
   Series 2001-BC3 Class A (E)
   5.439% due 12/25/31                                     93              93
   Series 2003-BC2 Class 2A1 (E)
   5.259% due 06/25/33                                      3               3
   Series 2003-BC4 Class 2A2 (E)
   5.279% due 09/25/33                                     53              53
   Series 2004-13 Class AF2
   3.683% due 08/25/24                                    860             856
   Series 2004-14N Class N (p)
   5.000% due 06/25/36                                     77              77
   Series 2004-BC1 Class M1 (E)
   5.459% due 02/25/34                                    190             191
   Series 2004-S1 Class A1 (E)
   5.179% due 12/25/18                                    524             524
   Series 2005-17 Class 1AF1 (E)
   5.159% due 12/25/36                                    581             581
   Series 2005-17 Class 4AV1 (E)
   5.069% due 12/25/36                                  1,555           1,555
   Series 2005-2N Class N (p)
   4.500% due 08/25/36                                    169             166
   Series 2005-5N Class N (p)
   5.000% due 07/25/36                                    163             153
   Series 2005-AB3 Class 2A1 (E)
   5.079% due 02/25/36                                  1,308           1,308
   Series 2005-SD2 Class A1A (E)(p)
   5.119% due 08/25/35                                    589             589
Countrywide Home Equity Loan Trust (E)
   Series 2005-A Class 2A
   5.141% due 04/15/35                                    264             264
   Series 2005-G Class 2A
   5.131% due 12/15/35                                  1,274           1,274
Credit-Based Asset Servicing and Securitization
   (E)
   Series 2005-CB5 Class AV2
   5.219% due 08/25/35                                    360             361
Daimler Chrysler Master Owner Trust (E)
   Series 2005-A Class A
   4.951% due 04/15/10                                  6,720           6,721

 48  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Discover Card Master Trust I (E)
   Series 2005-1 Class A
   4.911% due 09/16/10                                  3,075           3,076
Equifirst Mortgage Loan Trust (E)
   Series 2004-3 Class A2
   5.289% due 12/25/34                                  2,450           2,454
   Series 2005-1 Class A1
   5.019% due 04/25/35                                    242             242
Equifirst Mortgage Loan Trust
   NIMs Notes (p)
   Series 2005-1 Class N1
   4.458% due 04/25/35                                    533             531
Fannie Mae Grantor Trust (E)
   Series 2002-T13 Class A1
   5.059% due 08/25/32                                      7               7
   Series 2002-T5 Class A1
   5.079% due 05/25/32                                    520             520
   Series 2005-T3 Class A1A
   4.999% due 07/25/35                                  1,737           1,737
Fannie Mae Whole Loan (E)
   Series 2002-W2 Class AV1
   5.219% due 06/25/32                                    214             214
   Series 2003-W16 Class AV1
   5.109% due 11/25/33                                    222             222
FHA Proj Citi 68 NP
   7.430% due 06/27/21                                    256             257
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2004-FF1 Class A2
   5.359% due 12/25/32                                  1,235           1,238
   Series 2004-FFH Class 2A1
   5.339% due 10/25/34                                    781             784
   Series 2006-FF3 Class A2A
   5.039% due 02/25/36                                  1,243           1,243
Ford Credit Floorplan Master Owner Trust
   Series 2001-2 Class A (E)
   5.041% due 07/15/08                                  1,115           1,115
   Series 2004-1 Class A (E)
   4.941% due 07/15/09                                  1,770           1,768
Fremont NIMs Trust
   3.750% due 01/25/35 (p)                                251             249
   Series 2005-C Class NOTE (p)
   5.584% due 07/25/35                                    101             101
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-2 Class A
   5.003% due 07/20/09                                    955             956
   Series 2005-1 Class A
   4.963% due 04/20/10                                  1,425           1,425
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                    590             581

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Greenpoint Mortgage Funding Trust (E)
   Series 2005-HE4 Class 2A1C
   5.069% due 07/25/30                                    668             668
GSAA Home Equity Trust
   Series 2006-4 Class 1A2
   5.989% due 03/25/36                                    531             529
GSAA Trust (E)
   Series 2006-2 Class 2A3
   5.229% due 12/25/35                                    570             571
GSAMP Trust (E)
   Series 2003-AHL Class A2A
   5.159% due 10/25/33                                     10              10
   Series 2003-HE2 Class M1
   5.609% due 08/25/33                                    300             301
   Series 2004-NC1 Class A3
   5.349% due 03/25/34                                    235             236
   Series 2004-SEA Class A1A
   5.149% due 10/25/33                                    124             124
Harborview Mortgage Loan Trust
   Series 2006-3 Class 1A1A
   6.494% due 04/25/36                                  7,030           7,116
Home Equity Asset Trust (E)
   Series 2003-5 Class M1
   5.659% due 12/25/33                                    345             347
   Series 2005-2 Class 2A2
   5.159% due 07/25/35                                    290             290
Home Equity Mortgage Trust (E)
   Series 2005-4 Class A2A
   5.069% due 01/25/36                                    735             735
HSI Asset Securitization Corp. Trust (E)
   Series 2005-I1 Class 2A1
   5.079% due 11/25/35                                  1,540           1,541
IndyMac Home Equity Loan Asset-Backed Trust (E)
   Series 2006-1 Class A1
   5.089% due 05/25/36                                  1,415           1,415
IndyMac Residential Asset Backed Trust (E)
   Series 2005-A Class AII1
   5.069% due 03/25/35                                     55              55
JP Morgan Mortgage Acquisition Corp. (E)
   Series 2005-FLD Class A1
   5.079% due 08/25/27                                    945             945

                                                         Fixed Income I Fund  49

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lehman XS Trust (E)
   Series 2005-1 Class 2A1
   4.660% due 07/25/35                                  1,095           1,079
   Series 2005-1 Class 2A2
   4.660% due 05/25/08                                    371             372
Long Beach Asset Holdings Corp. (p)
   Series 2005-1 Class N1
   4.115% due 02/25/35                                    116             116
Long Beach Mortgage Loan Trust (E)
   Series 2005-WL1 Class 2A1
   4.928% due 06/25/35                                    387             388
Mastr Asset Backed Securities Trust (E)
   Series 2003-WMC Class M2
   6.609% due 08/25/33                                    250             251
   Series 2004-OPT Class A3
   5.219% due 02/25/34                                    113             113
MBNA Credit Card Master Note Trust (E)
   Series 2001-A3 Class A3
   5.178% due 12/15/08                                  3,230           3,231
Merrill Auto Trust Securitization (E)
   Series 2005-1 Class A2B
   4.969% due 04/25/08                                    911             911
Morgan Stanley ABS Capital I (E)
   Series 2003-NC8 Class M3
   7.059% due 09/25/33                                    335             339
Navistar Financial Corp. Owner Trust (E)
   Series 2003-B Class A3
   5.101% due 04/15/08                                    449             449
New Century Home Equity Loan Trust (E)
   Series 2004-4 Class M2
   5.489% due 02/25/35                                    370             372
   Series 2005-B Class A2A
   5.079% due 10/25/35                                  1,245           1,245
Nissan Master Owner Trust Receivables (E)
   Series 2005-A Class A
   4.931% due 07/15/10                                  1,305           1,305
Novastar Home Equity Loan (E)
   Series 2005-1 Class A2A
   5.079% due 06/25/35                                    372             372
Option One Mortgage Loan Trust (E)
   Series 2001-4 Class A
   5.559% due 01/25/32                                    179             179
   Series 2002-2 Class A
   5.499% due 06/25/32                                    179             179
   Series 2003-1 Class A2
   5.379% due 02/25/33                                    206             206
   Series 2003-2 Class A2
   5.259% due 04/25/33                                     82              83

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-2 Class M2
   6.659% due 04/25/33                                    435             438
   Series 2003-3 Class M3
   6.959% due 06/25/33                                    260             262
   Series 2003-4 Class M2
   6.609% due 07/25/33                                    235             237
Option One Mortgage Securities Corp. NIMs Trust
   (E)(p)
   Series 2006-1A Class NOTE
   5.059% due 12/25/10                                  2,271           2,271
Origen Manufactured Housing
   Series 2005-B Class A4
   5.910% due 01/15/37                                    100              97
Park Place Securities, Inc. (E)
   Series 2004-WWF Class A1D
   5.419% due 02/25/35                                  1,163           1,166
   Series 2005-WCW Class M1
   5.409% due 09/25/35                                    370             371
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                    160             158
   Series 2005-6 Class A3
   5.680% due 01/25/36                                    390             387
Ramp NIMs Trust (p)
   Series 2005-NM2 Class NOTE
   5.193% due 04/25/35                                    162             162
Renaissance Home Equity Loan Trust
   Series 2005-3 Class AF1 (E)
   5.109% due 11/25/35                                  1,208           1,208
   Series 2005-3 Class AV1 (E)
   5.099% due 11/25/35                                  1,284           1,284
   Series 2005-4 Class N (p)
   7.142% due 02/25/36                                    428             427
   Series 2006-1 Class AF6
   5.746% due 05/25/36                                    305             302
Renaissance NIMs Trust (p)
   Series 2004-D Class NOTE
   4.459% due 02/25/35                                     81              81
Residential Asset Mortgage Products, Inc.
   Series 2002-RS5 Class AII (E)
   5.329% due 09/25/32                                    224             224
   Series 2003-RS1 Class AI6A
   5.980% due 12/25/33                                    345             346
   Series 2003-RS1 Class AII (E)
   5.349% due 02/25/33                                    241             242
   Series 2003-RS2 Class AII (E)
   5.299% due 03/25/33                                    237             237

 50  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-RS3 Class AII (E)
   5.319% due 04/25/33                                    169             169
   Series 2004-RS2 Class AIIB (E)
   5.209% due 02/25/34                                    255             256
   Series 2004-RS8 Class AI2
   3.810% due 01/25/26                                     74              73
Residential Asset Securities Corp.
   Series 2001-KS1 Class AII (E)
   5.194% due 03/25/32                                    134             134
   Series 2001-KS3 Class AII (E)
   5.189% due 09/25/31                                    113             113
   Series 2002-KS3 Class A1B (E)
   5.209% due 05/25/32                                    224             224
   Series 2003-KS1 Class M2 (E)
   6.709% due 01/25/33                                    133             134
   Series 2003-KS2 Class MI1
   4.800% due 04/25/33                                    755             732
   Series 2003-KS4 Class AIIB (E)
   5.249% due 06/25/33                                    265             266
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                    784             779
Residential Funding Mortgage Securities II (E)
   Series 2005-HI2 Class A1
   5.099% due 05/25/35                                  1,204           1,204
   Series 2005-HS1 Class AI1
   5.079% due 09/25/35                                  1,294           1,291
Saxon Asset Securities Trust (E)
   Series 2004-1 Class A
   5.229% due 03/25/35                                    292             292
Securitized Asset Backed Receivables LLC Trust
   (E)
   Series 2004-OP1 Class A2
   5.209% due 02/25/34                                     83              83
   Series 2005-FR4 Class A3
   5.159% due 01/25/36                                    590             590
SLM Student Loan Trust (E)
   Series 2004-1 Class A1
   5.140% due 01/26/15                                  1,667           1,668
   Series 2006-1 Class A1
   5.080% due 01/25/12                                  2,131           2,131
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                    102             107
Soundview NIMs Trust
   4.703% due 06/25/35                                    272             271
Specialty Underwriting & Residential Finance (E)
   Series 2003-BC1 Class A
   5.299% due 01/25/34                                     15              15
   Series 2004-BC2 Class A2
   5.229% due 05/25/35                                    299             300
   Series 2006-AB1 Class A2
   4.958% due 12/25/36                                    850             850

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Structured Asset Investment Loan Trust (E)
   Series 2003-BC1 Class 3A5
   5.439% due 10/25/33                                     67              67
   Series 2004-7 Class A1
   5.214% due 08/25/34                                  1,002           1,005
   Series 2005-3 Class M2
   5.399% due 04/25/35                                    210             211
Structured Asset Securities Corp.
   Series 2002-AL1 Class A3
   3.450% due 02/25/32                                    245             221
   Series 2003-BC1 Class A (E)
   5.459% due 05/25/32                                     87              88
   Series 2004-19X Class A2
   4.370% due 10/25/34                                    765             758
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    228             223
Textron Financial Floorplan Master Note Trust
   (E)(p)
   Series 2005-1A Class A
   5.030% due 05/13/10                                  1,640           1,644
Volkswagen Credit Auto Master Trust (E)
   Series 2005-1 Class A
   4.943% due 07/20/10                                  1,485           1,485
Wachovia Asset Securitization, Inc. (E)
   Series 2003-HE3 Class A
   5.209% due 11/25/33                                    289             290
Wachovia Mortgage Loan Trust LLC (E)
   Series 2005-WMC Class A1
   5.069% due 10/25/35                                    953             953
                                                                 ------------
                                                                      101,637
                                                                 ------------

Corporate Bonds and Notes - 13.8%
Alabama Power Co.
   Series X
   3.125% due 05/01/08                                    320             307
Allstate Life Global Funding Trusts
   3.850% due 01/25/08                                  1,355           1,321
Altria Group, Inc.
   7.000% due 11/04/13                                    710             753
Amerada Hess Corp.
   7.300% due 08/15/31                                    750             815
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     35              35

                                                         Fixed Income I Fund  51

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American General Finance Corp.
   Series MTNI
   5.090% due 06/27/08 (E)                              1,300           1,302
   4.875% due 07/15/12                                  1,400           1,331
American International Group, Inc. (p)
   4.700% due 10/01/10                                    445             431
   5.050% due 10/01/15                                    440             414
American RE Corp. (N)
   Series B
   7.450% due 12/15/26                                    435             463
Ameriprise Financial, Inc.
   5.650% due 11/15/15                                    835             812
Anheuser-Busch Cos., Inc.
   4.950% due 01/15/14                                    395             376
ASIF Global Financing (p)
   4.900% due 01/17/13                                    340             326
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    935             957
Bank of America Corp.
   5.875% due 02/15/09                                    180             183
   4.500% due 08/01/10                                    430             415
   4.375% due 12/01/10 (N)                              1,520           1,452
Bear Stearns Cos., Inc. (The)
   3.250% due 03/25/09 (N)                              1,010             954
   5.300% due 10/30/15                                    945             903
BellSouth Corp.
   4.750% due 11/15/12                                     20              19
   6.550% due 06/15/34                                     90              89
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    150             154
Boston Scientific Corp. (N)
   6.250% due 11/15/15                                    340             336
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     80              85
Campbell Soup Co.
   5.875% due 10/01/08                                    165             167
Carolina Power & Light Co. (N)
   5.150% due 04/01/15                                    840             796
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    195             193
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                    440             486
Cingular Wireless Services, Inc.
   7.875% due 03/01/11 (N)                              1,125           1,231
   8.750% due 03/01/31                                  1,900           2,388
Cisco Systems, Inc. (N)
   5.500% due 02/22/16                                  2,995           2,920
CIT Group, Inc.
   5.750% due 09/25/07                                    120             121
   6.875% due 11/01/09                                     80              83
   5.400% due 03/07/13                                  1,395           1,358

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citicorp
   7.250% due 10/15/11                                    455             489
Citigroup, Inc.
   3.500% due 02/01/08                                    985             956
   5.000% due 12/26/08 (E)                                700             700
   4.125% due 02/22/10                                    630             602
   6.500% due 01/18/11                                    300             312
   5.000% due 09/15/14                                  5,475           5,185
Clear Channel Communications, Inc.
   4.250% due 05/15/09                                    100              96
   6.250% due 03/15/11                                    620             618
   5.750% due 01/15/13                                    100              95
Clorox Co.
   4.200% due 01/15/10                                    165             157
   5.000% due 01/15/15                                    125             117
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                    105             103
Comcast Cable Communications
   6.875% due 06/15/09                                    480             497
Comcast Cable Communications Holdings, Inc.
   8.375% due 03/15/13                                  2,425           2,715
Comcast Corp.
   6.500% due 01/15/15                                  1,305           1,329
   5.900% due 03/15/16                                     65              64
   6.500% due 11/15/35 (N)                                945             905
   6.450% due 03/15/37                                    155             148
ConocoPhillips Holding Co.
   6.950% due 04/15/29                                  1,155           1,274
Consolidated Edison Co. of New York (N)
   5.375% due 12/15/15                                    545             529
Consolidated Natural Gas Co.
   6.850% due 04/15/11                                    385             403
Constellation Energy Group, Inc.
   6.125% due 09/01/09                                    635             645
COX Communications, Inc.
   3.875% due 10/01/08                                    240             231
   6.750% due 03/15/11                                  3,980           4,104
Credit Suisse First Boston USA, Inc.
   3.875% due 01/15/09                                    625             602
   4.875% due 08/15/10                                    120             117
   6.500% due 01/15/12                                     20              21
   5.500% due 08/15/13                                     95              93
   5.125% due 08/15/15                                  2,060           1,945

 52  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Credit Suisse USA, Inc.
   5.250% due 03/02/11                                    310             306
DaimlerChrysler NA Holding Corp.
   4.050% due 06/04/08                                    165             160
   5.875% due 03/15/11                                    300             299
   8.500% due 01/18/31 (N)                                975           1,130
Detroit Edison Co.
   6.125% due 10/01/10                                    120             122
   6.350% due 10/15/32                                    105             104
Devon Energy Corp.
   7.950% due 04/15/32                                    770             918
Dominion Resources, Inc.
   4.750% due 12/15/10                                     90              86
   5.700% due 09/17/12                                    390             384
   Series B
   6.250% due 06/30/12                                     90              91
   Series C
   5.150% due 07/15/15                                    950             883
DR Horton, Inc.
   6.500% due 04/15/16                                    660             650
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    410             468
DTE Energy Co.
   7.050% due 06/01/11                                  1,400           1,474
Duke Energy Corp.
   6.250% due 01/15/12                                    150             153
   5.625% due 11/30/12                                    595             591
Duke Energy Field Services LLC
   6.875% due 02/01/11                                     35              37
Eastman Kodak Co. (N)
   7.250% due 11/15/13                                     30              29
Electronic Data Systems Corp.
   7.125% due 10/15/09                                    460             481
Eli Lilly & Co.
   6.770% due 01/01/36                                    485             522
Enterprise Products Operating, LP
   Series B
   6.650% due 10/15/34                                    585             568
Erac USA Finance Co. (p)
   5.900% due 11/15/15                                  1,145           1,119
Exelon Corp.
   4.900% due 06/15/15                                  1,065             979
   5.625% due 06/15/35                                    520             462
FedEx Corp.
   7.600% due 07/01/97                                    135             148
Financing Corp.
   Series 10P
   Zero coupon due 11/30/17                               940             500
   Series 2P
   Zero coupon due 11/30/17                               100              53
   Series 6P
   Zero coupon due 08/03/18                               510             260

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
FirstEnergy Corp.
   Series B (N)
   6.450% due 11/15/11                                  2,385           2,459
   Series C
   7.375% due 11/15/31                                  1,125           1,222
Ford Motor Co. (N)
   7.450% due 07/16/31                                    290             212
Ford Motor Credit Co.
   4.950% due 01/15/08                                    320             297
   7.375% due 10/28/09                                  2,430           2,245
General Electric Capital Corp.
   3.250% due 06/15/09                                  1,065           1,002
   4.875% due 10/21/10                                  1,455           1,421
   5.500% due 04/28/11                                    140             140
   4.250% due 06/15/12                                    860             802
   4.875% due 03/04/15 (N)                                805             759
   Series MTNA (N)
   4.250% due 01/15/08                                    220             216
   4.125% due 09/01/09                                    780             752
   6.000% due 06/15/12                                    745             762
   5.450% due 01/15/13                                  1,530           1,518
General Electric Co.
   5.000% due 02/01/13                                    260             251
General Motors Acceptance Corp.
   6.125% due 08/28/07 (N)                                760             739
   5.625% due 05/15/09                                  1,375           1,288
   7.750% due 01/19/10                                    230             226
General Motors Corp. (N)
   8.375% due 07/15/33                                     90              67
Glencore Funding LLC (p)
   6.000% due 04/15/14                                    485             457
Golden West Financial Corp.
   4.125% due 08/15/07                                    270             266
Goldman Sachs Group, Inc.
   5.000% due 01/15/11                                    150             146
   6.875% due 01/15/11                                    625             657
   4.750% due 07/15/13 (N)                              1,055             991
   5.350% due 01/15/16                                  1,195           1,142
   Series MTNB (E)
   5.226% due 07/29/08                                  1,500           1,502
Goldman Sachs Group, LP
   4.500% due 06/15/10                                  1,055           1,016
Harrah's Operating Co., Inc.
   5.625% due 06/01/15                                  1,865           1,770
Historic TW, Inc.
   9.125% due 01/15/13                                    180             207
   8.050% due 01/15/16                                    460             508
   6.950% due 01/15/28                                    415             414
   6.625% due 05/15/29                                    275             266

                                                         Fixed Income I Fund  53

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
HJ Heinz Finance Co.
   6.750% due 03/15/32                                    145             140
Home Depot, Inc.
   5.400% due 03/01/16                                  2,390           2,328
Household Finance Corp.
   5.000% due 06/30/15                                     35              33
HSBC Finance Corp.
   4.750% due 05/15/09                                  4,580           4,490
   4.125% due 11/16/09 (N)                              2,870           2,748
   6.750% due 05/15/11                                  1,280           1,342
   7.000% due 05/15/12                                  1,485           1,580
   6.375% due 11/27/12                                    410             424
International Business Machines Corp.
   7.125% due 12/01/96                                    430             466
International Lease Finance Corp.
   6.375% due 03/15/09 (N)                              1,495           1,530
   3.500% due 04/01/09 (N)                                570             540
   4.750% due 07/01/09 (N)                              1,435           1,401
   Series MTNQ (N)
   4.625% due 06/02/08                                    910             896
International Paper Co.
   6.750% due 09/01/11                                    175             183
   5.500% due 01/15/14                                    285             273
ITT Industries, Inc.
   7.400% due 11/15/25                                    195             216
John Deere Capital Corp.
   4.875% due 03/16/09                                  1,315           1,297
Johnson Controls, Inc.
   5.250% due 01/15/11                                    135             132
   5.500% due 01/15/16 (N)                              1,145           1,096
JP Morgan Chase Capital XV (N)
   5.875% due 03/15/35                                  2,040           1,851
JPMorgan Chase & Co.
   5.125% due 09/15/14                                  1,520           1,446
   5.150% due 10/01/15                                    770             728
Kaupthing Bank Hf (p)
   5.790% due 04/12/11                                    750             750
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    815             850
Kraft Foods, Inc.
   4.000% due 10/01/08 (N)                              1,180           1,141
   5.625% due 11/01/11                                  1,240           1,236
Kroger Co. (The)
   7.500% due 04/01/31                                     65              70
Lehman Brothers Holdings, Inc.
   4.000% due 01/22/08                                    390             381
   5.000% due 01/14/11                                    455             445
   5.500% due 04/04/16                                    195             188
Lennar Corp. (N)
   Series B
   5.600% due 05/31/15                                  1,135           1,067
Manufacturers & Traders Trust Co.
   5.585% due 12/28/20                                    180             174

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Marshall & Ilsley Corp.
   5.350% due 04/01/11                                  1,345           1,331
May Department Stores Co. (The)
   4.800% due 07/15/09                                     80              78
   5.750% due 07/15/14                                    185             182
Merrill Lynch & Co., Inc.
   Series MTNB
   3.125% due 07/15/08                                  1,125           1,075
   Series MTNC
   4.250% due 02/08/10                                  1,155           1,107
Metlife, Inc.
   5.700% due 06/15/35                                  1,215           1,104
Midamerican Energy Holdings Co. (N)(p)
   6.125% due 04/01/36                                  4,255           4,059
Miller Brewing Co. (p)
   5.500% due 08/15/13                                    275             269
Monumental Global Funding II (p)
   4.625% due 03/15/10                                    200             194
Morgan Stanley
   3.625% due 04/01/08                                    630             611
   3.875% due 01/15/09 (N)                                840             808
   6.750% due 04/15/11                                    440             461
   4.750% due 04/01/14                                    250             231
   Series GMTN (E)
   4.830% due 02/09/09                                    100             100
   Series MTNF (E)
   5.193% due 01/18/08                                  1,100           1,102
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                    300             317
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                  2,005           2,023
News America Holdings, Inc.
   7.750% due 12/01/45                                     35              37
   7.900% due 12/01/95                                    250             261
   8.250% due 10/17/96                                     50              53
News America, Inc.
   6.400% due 12/15/35 (p)                              1,205           1,139
   Series WI (N)
   6.200% due 12/15/34                                  1,080             999
Nisource Finance Corp.
   7.875% due 11/15/10                                    295             319
Nissan Motor Acceptance Corp. (p)
   5.625% due 03/14/11                                  1,800           1,784

 54  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Norfolk Southern Corp.
   6.200% due 04/15/09                                    645             658
   7.050% due 05/01/37                                    195             213
   7.900% due 05/15/97                                    135             157
   6.000% due 03/15/2105                                  410             363
Northern States Power Co.
   Series B
   8.000% due 08/28/12                                    780             875
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    150             193
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     45              44
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                     75              71
   4.200% due 03/01/11                                    640             603
   6.050% due 03/01/34                                    495             474
Pemex Project Funding Master Trust
   7.375% due 12/15/14 (N)                                600             636
   5.750% due 12/15/15 (p)                                200             190
   8.625% due 02/01/22                                    100             116
Progress Energy, Inc.
   5.850% due 10/30/08 (N)                                760             766
   7.100% due 03/01/11                                    175             185
   7.750% due 03/01/31                                     95             108
   7.000% due 10/30/31                                    155             162
Prologis (p)
   5.625% due 11/15/15                                  1,535           1,482
Rabobank Capital Funding II (f)(p)
   5.260% due 12/31/49                                     20              19
Rabobank Capital Funding Trust III (f)(p)
   5.254% due 12/29/49                                     40              37
Raytheon Co.
   6.750% due 08/15/07                                    420             426
RBS Capital Trust III (f)
   5.512% due 09/29/49                                    515             490
Regions Financial Corp.
   4.500% due 08/08/08                                  1,220           1,197
Residential Capital Corp.
   6.000% due 02/22/11                                    690             676
Safeway, Inc. (N)
   7.250% due 02/01/31                                     45              47
SBC Communications, Inc.
   4.125% due 09/15/09                                  1,715           1,640
   5.300% due 11/15/10                                  2,730           2,696
   5.100% due 09/15/14                                    325             306
   6.450% due 06/15/34                                      5               5
   6.150% due 09/15/34                                    215             203
Simon Property Group, LP
   4.600% due 06/15/10                                  1,445           1,392
   4.875% due 08/15/10 (N)                              1,100           1,069
   5.750% due 12/01/15 (p)                              2,765           2,708

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SLM Corp.
   Series MTNA
   4.000% due 01/15/09                                  2,220           2,134
Sovereign Bank
   5.125% due 03/15/13                                    400             381
Sprint Capital Corp.
   7.625% due 01/30/11                                  2,665           2,876
   6.875% due 11/15/28                                    420             433
   8.750% due 03/15/32                                  1,130           1,402
State Street Bank & Trust Co.
   Series BKNT
   5.300% due 01/15/16                                    250             240
Suntrust Bank
   5.000% due 09/01/15                                  1,900           1,787
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    385             451
   7.875% due 08/01/13                                    790             864
Time Warner Entertainment Co., LP
   Series *
   8.375% due 07/15/33                                    155             177
Time Warner, Inc.
   6.875% due 05/01/12                                    485             506
   7.700% due 05/01/32                                    420             459
TXU Corp.
   Series R
   6.550% due 11/15/34                                    475             427
TXU Electric Delivery Co.
   6.375% due 05/01/12                                     25              26
   6.375% due 01/15/15                                    140             142
TXU Energy Co. LLC
   7.000% due 03/15/13                                    465             482
Tyson Foods, Inc.
   8.250% due 10/01/11                                    230             244
   6.600% due 04/01/16                                    115             113
Unilever Capital Corp.
   5.900% due 11/15/32                                    315             300
Union Pacific Corp.
   3.625% due 06/01/10                                    450             417
United Technologies Corp.
   5.400% due 05/01/35                                     70              64
UnitedHealth Group, Inc.
   5.375% due 03/15/16                                    305             293
US Bancorp
   5.300% due 04/28/09                                  1,450           1,447
US Bank NA
   5.700% due 12/15/08                                     70              71

                                                         Fixed Income I Fund  55

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
USB Capital IX (f)
   6.189% due 03/29/49                                    100              99
Verizon Communications, Inc.
   5.350% due 02/15/11                                    775             763
   5.550% due 02/15/16                                    545             520
Verizon Global Funding Corp.
   7.250% due 12/01/10                                    730             774
   7.375% due 09/01/12                                    275             296
   5.850% due 09/15/35                                  1,825           1,626
Verizon Maryland, Inc. (N)
   Series A
   6.125% due 03/01/12                                    985             982
Verizon Virginia, Inc.
   Series A
   4.625% due 03/15/13                                    885             799
Viacom, Inc. (p)
   5.750% due 04/30/11                                    170             169
Wachovia Bank NA (N)
   Series BKNT
   5.800% due 12/01/08                                    280             284
Wachovia Capital Trust III (f)
   5.800% due 08/29/49                                    440             431
Wachovia Corp. (N)
   5.250% due 08/01/14                                  1,925           1,844
Waste Management, Inc.
   6.375% due 11/15/12                                    555             571
WellPoint, Inc.
   5.850% due 01/15/36                                    100              92
Wells Fargo & Co.
   4.200% due 01/15/10                                    360             345
   4.625% due 08/09/10                                    415             402
   4.950% due 10/16/13                                    215             205
Weyerhaeuser Co.
   6.750% due 03/15/12                                  1,675           1,734
Wyeth
   6.950% due 03/15/11                                  1,215           1,281
   5.500% due 03/15/13                                    100              98
   5.500% due 02/01/14                                     55              54
XTO Energy, Inc.
   6.250% due 04/15/13                                    450             460
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                  1,365           1,457
                                                                 ------------
                                                                      190,040
                                                                 ------------

International Debt - 3.1%
Abbey National PLC (f)
   (Step Up, 7.570%, 06/15/08)
   6.700% due 06/29/49                                    720             734
Aiful Corp. (p)
   5.000% due 08/10/10                                    300             289
Anadarko Finance Co.
   Series B
   7.500% due 05/01/31                                    515             582

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Apache Finance Canada Corp.
   4.375% due 05/15/15                                    490             444
AXA SA
   8.600% due 12/15/30                                  1,245           1,538
Banque Centrale de Tunisie
   8.250% due 09/19/27                                    550             638
Banque Paribas
   6.875% due 03/01/09                                    350             362
BNP Paribas (f)(p)
   5.186% due 06/29/49                                    800             739
British Telecommunications PLC
   8.875% due 12/15/30                                    145             183
ChevronTexaco Capital Co.
   3.500% due 09/17/07                                    470             459
China Development Bank
   5.000% due 10/15/15                                    100              93
Conoco Funding Co.
   6.350% due 10/15/11                                    885             918
Crest, Ltd. (p)
   Series 2003-2A Class C2
   5.709% due 12/28/38                                  1,710           1,648
Deutsche Telekom International Finance BV
   8.000% due 06/15/10 (E)                                545             592
   5.250% due 07/22/13 (N)                                 40              38
   5.750% due 03/23/16                                    225             217
   8.250% due 06/15/30 (E)                                155             184
Diageo Capital PLC
   3.500% due 11/19/07                                    645             627
Egypt Government AID Bonds
   4.450% due 09/15/15                                    660             617
EnCana Corp.
   6.500% due 08/15/34                                     95              96
Equifirst Mortgage Loan Trust NIMs Notes (p)
   Series 2004-2 Class N1
   3.967% due 10/25/34                                     45              45
Export-Import Bank of China (p)
   4.875% due 07/21/15                                    465             433
Export-Import Bank of Korea (p)
   4.125% due 02/10/09                                    255             246
First Franklin NIMs Trust (p)
   Series 2005-FF1 Class N1
   4.213% due 01/25/35                                    318             317
HBOS PLC (f)(p)
   5.920% due 09/29/49                                    100              95
HSBC Holdings PLC
   6.500% due 05/02/36                                    290             292

 56  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ispat Inland ULC
   9.750% due 04/01/14                                    445             501
Kinder Morgan Finance Co. ULC
   5.350% due 01/05/11 (N)                                985             968
   5.700% due 01/05/16                                    970             934
Klio Funding, Ltd. (E)(p)
   Series 2004-1A Class A1
   5.260% due 04/23/39                                  1,515           1,529
Korea Development Bank
   4.250% due 11/13/07                                    710             698
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                    125             120
Mexico Government International Bond
   5.625% due 01/15/17 (N)                                 80              77
   8.125% due 12/30/19                                    900           1,039
   8.300% due 08/15/31                                    750             891
   7.500% due 04/08/33                                  1,775           1,938
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    315             312
MUFG Capital Finance 1, Ltd. (f)
   6.346% due 04/25/49                                    200             196
Newcastle CDO, Ltd. (p)
   Series 2004-4A Class 3FX
   5.110% due 03/24/39                                    845             780
Petroleum Export, Ltd. (p)
   5.265% due 06/15/11                                     98              96
Province of Quebec Canada
   6.125% due 01/22/11                                  1,175           1,209
Ras Laffan Liquefied Natural Gas Co., Ltd. II
   (p)
   5.298% due 09/30/20                                    125             118
Ras Laffan LNG III (p)
   5.838% due 09/30/27                                    250             231
Resona Bank, Ltd. (f)(p)
   5.850% due 09/29/49                                    375             358
Resona Preferred Global Securities Cayman, Ltd.
   (E)(f)(N)(p)
   7.191% due 12/29/49                                    300             308
Royal Bank of Scotland Group PLC (f)
   Series 1
   9.118% due 03/31/49                                    200             223
Royal KPN NV
   8.000% due 10/01/10                                  1,045           1,121
Russia Government International Bond
   5.000% due 03/31/30                                  1,150           1,246
   5.000% due 03/31/30 (p)                                350             380
Santander Financial Issuances
   6.375% due 02/15/11                                    120             123
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    460             497
Shinsei Finance Cayman, Ltd. (f)(p)
   6.418% due 01/29/49                                    400             388

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (E)(f)(p)
   5.625% due 07/29/49                                    145             139
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    302             311
Teck Cominco, Ltd. (N)
   6.125% due 10/01/35                                    765             705
Telecom Italia Capital SA
   4.000% due 01/15/10                                    830             782
   5.250% due 10/01/15 (N)                              5,670           5,241
Telefonica Europe BV
   7.750% due 09/15/10                                  2,045           2,196
Telefonos de Mexico SA de CV (N)
   4.500% due 11/19/08                                    515             501
TELUS Corp.
   7.500% due 06/01/07                                    820             837
   8.000% due 06/01/11                                    690             757
Tyco International Group SA
   6.750% due 02/15/11                                    560             583
   6.375% due 10/15/11                                    355             365
   6.000% due 11/15/13                                    720             718
   7.000% due 06/15/28                                     30              31
   6.875% due 01/15/29                                     90              93
Vale Overseas, Ltd.
   6.250% due 01/11/16                                    260             255
Vodafone Group PLC
   7.750% due 02/15/10                                    375             401
Wells Fargo Home Equity Trust (p)
   Series 2004-2N Class N1
   4.450% due 10/26/34                                      4               4
Woori Bank (p)
   6.125% due 05/03/16                                    190             190
                                                                 ------------
                                                                       42,816
                                                                 ------------

Mortgage-Backed Securities - 52.6%
Adjustable Rate Mortgage Trust
   Series 2004-5 Class 4A1
   5.353% due 04/25/35                                  1,808           1,778
   Series 2005-3 Class 8A2 (E)
   5.199% due 07/25/35                                    723             724
   Series 2005-8 Class 4A11 (E)
   5.443% due 11/25/35                                  2,350           2,310
American Home Mortgage Investment Trust (E)
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                    406             394

                                                         Fixed Income I Fund  57

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-2 Class 5A2
   5.109% due 09/25/35                                  1,040           1,040
   Series 2005-3 Class 3A2
   5.139% due 09/25/35                                    917             918
   Series 2005-4 Class 1A1
   5.249% due 11/25/45                                  1,584           1,588
Arcap Reit, Inc. (p)
   Series 2004-RR3 Class B
   5.040% due 09/21/45                                    420             396
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                    885             868
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    580             559
   Series 2005-3 Class A4
   4.668% due 07/10/43                                  1,200           1,113
   Series 2005-5 Class A4
   5.115% due 10/10/45                                  1,625           1,553
   Series 2005-6 Class A1
   5.001% due 09/10/47                                  1,889           1,871
   Series 2005-6 Class A2
   5.165% due 09/10/47                                  1,275           1,260
   Series 2005-6 Class A4
   5.354% due 09/10/47                                  1,120           1,082
   Series 2006-1 Class A4
   5.372% due 09/10/45                                    305             297
Banc of America Funding Corp.
   Series 2005-5 Class 1A11
   5.500% due 09/25/35                                    966             929
   Series 2005-D Class A1 (E)
   4.115% due 05/25/35                                    522             505
   Series 2006-3 Class 5A8
   5.500% due 03/25/36                                    820             790
   Series 2006-A Class 3A2
   5.944% due 02/20/36                                  4,618           4,641
   Series 2006-A Class 4A1 (E)
   5.576% due 02/20/36                                    917             909
   Series 2006-B Class 7A1 (E)
   5.906% due 03/20/36                                    973             974
Banc of America Large Loan (E)(p)
   Series 2004-BBA Class A1
   5.021% due 06/15/18                                  2,192           2,192
Banc of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     44              43
   Series 2004-11 Class 2A1
   5.750% due 01/25/35                                    777             759
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    153             154
   Series 2005-L Class 3A1 (E)
   5.457% due 01/25/36                                    454             449

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of America Alternative Loan Trust (E)
   Series 2003-10 Class 2A2
   5.409% due 12/25/33                                    498             501
   Series 2003-2 Class CB2
   5.459% due 04/25/33                                    226             227
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.415% due 05/25/35                                    816             817
Bear Stearns Commercial Mortgage Securities
   Series 2005-PWR Class A1
   4.386% due 02/11/41                                    494             487
Chase Mortgage Finance Corp. (E)
   Series 2005-A1 Class 2A2
   5.252% due 12/25/35                                  2,005           1,986
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-11 Class A2A (E)
   4.700% due 12/25/35                                    192             190
   Series 2006-WF1 Class A2F
   5.657% due 03/25/36                                    565             552
Commercial Mortgage Acceptance Corp.
   Series 1998-C2 Class A3
   6.040% due 09/15/30                                  3,715           3,760
Countrywide Alternative Loan Trust
   Series 2004-2CB Class 1A4 (E)
   5.359% due 03/25/34                                    975             978
   Series 2005-56 Class 4A1 (E)
   5.269% due 11/25/35                                  1,767           1,772
   Series 2005-59 Class 1A1 (E)
   5.253% due 10/25/35                                  1,960           1,972
   Series 2005-J12 Class 2A1 (E)
   5.229% due 08/25/35                                  1,597           1,600
   Series 2005-J13 Class 2A3
   5.500% due 11/25/35                                    306             297
Countrywide Asset-Backed Certificates (E)
   Series 2005-IM1 Class A1
   5.089% due 07/25/35                                    776             776
   Series 2005-IM2 Class A3
   4.851% due 01/25/36                                  2,535           2,539
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2004-16 Class 1A1 (E)
   5.359% due 09/25/34                                    942             946
   Series 2004-7 Class 5A2 (E)
   5.229% due 05/25/34                                    208             207

 58  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-3 Class 1A2 (E)
   5.249% due 04/25/35                                    139             139
   Series 2005-HYB Class 3A2 (E)
   5.250% due 11/20/25                                    190             187
   Series 2005-R3 Class AF (E)(p)
   5.359% due 09/25/35                                  1,476           1,482
   Series 2006-HYB Class 2A1A
   5.804% due 05/20/36                                  1,000           1,000
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2003-C5 Class A1
   3.093% due 12/15/36                                  1,540           1,488
   Series 2005-C4 Class A3
   5.120% due 08/15/38                                  5,050           4,923
   Series 2005-C6 Class A1
   4.938% due 12/15/40                                  1,252           1,240
   Series 2005-C6 Class A4
   5.230% due 12/15/40                                  1,265           1,218
Credit Suisse Mortgage Capital Certificates
   Series 2006-C1 Class A1
   4.367% due 02/15/39                                    431             421
   Series 2006-C1 Class AAB
   5.681% due 02/15/39                                  1,815           1,804
   Series 2006-TFL Class A1 (E)(p)
   5.021% due 03/15/08                                  1,975           1,975
Credit Suisse/Morgan Stanley Commercial Mortgage
   Certificates (p)
   Series 2006-HC1 Class A1
   5.022 % due 05/15/23                                 1,445           1,445
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2005-AR1 Class 2A3
   5.031% due 08/25/35                                    840             828
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    610             618
Downey Savings & Loan Association Mortgage Loan
   Trust
   Series 2004-AR3 Class 1A1B (E)
   6.092% due 07/19/44                                    359             363
   Series 2005-AR6 Class 2A1A (E)
   5.200% due 10/19/45                                  1,631           1,638
Fannie Mae
   15 Year TBA (I)
   4.000%                                               5,285           4,920
   4.500%                                               4,295           4,088
   5.000%                                               7,775           7,568
   5.500%                                              61,025          59,303
   6.000%                                               1,000           1,011
   30 Year TBA (I)
   4.500%                                               1,780           1,629

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.000%                                              50,290          47,542
   6.000%                                              29,850          29,707
   6.500%                                              10,520          10,698
   7.000% due 2011                                         10              10
   8.000% due 2011                                          5               5
   5.500% due 2013                                         15              15
   6.500% due 2013                                         56              58
   6.500% due 2015                                         34              35
   7.000% due 2015                                         11              12
   6.000% due 2016                                        291             296
   6.500% due 2016                                         41              42
   5.000% due 2017                                        276             269
   5.500% due 2017                                         22              22
   6.000% due 2017                                      3,986           4,037
   6.500% due 2017                                        402             412
   7.500% due 2017                                          1               1
   9.000% due 2017                                          2               2
   4.500% due 2018                                      9,851           9,403
   5.000% due 2018                                      3,636           3,548
   5.500% due 2018                                        447             445
   6.000% due 2018                                        255             258
   6.500% due 2018                                        410             422
   8.500% due 2018                                          1               1
   4.500% due 2019                                      1,401           1,336
   5.000% due 2019                                      9,129           8,900
   6.500% due 2019                                        212             218
   4.500% due 2020                                      3,681           3,510
   5.000% due 2020                                     10,962          10,680
   6.500% due 2020                                         80              82
   8.000% due 2024                                        157             166
   8.500% due 2024                                         28              29
   9.000% due 2024                                          8               8
   7.000% due 2025                                         34              35
   8.000% due 2025                                          4               5
   8.500% due 2025                                         27              28
   7.000% due 2026                                         32              32
   9.000% due 2026                                          6               7
   7.000% due 2027                                         10              10
   9.000% due 2027                                          2               3
   6.500% due 2028                                        621             633
   6.500% due 2029                                      1,290           1,319
   7.000% due 2029                                        193             199
   6.500% due 2030                                         12              12
   8.000% due 2030                                        201             214
   6.500% due 2031                                        207             212
   8.000% due 2031                                        194             207
   5.500% due 2032                                         83              81
   6.000% due 2032                                      1,872           1,869

                                                         Fixed Income I Fund  59

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.500% due 2032                                      1,392           1,417
   7.000% due 2032                                      1,009           1,038
   8.000% due 2032                                          6               8
   3.908% due 2033 (E)                                    743             725
   4.500% due 2033                                      1,118           1,027
   4.666% due 2033 (E)                                    437             433
   5.000% due 2033                                      8,557           8,124
   5.500% due 2033                                     20,660          20,121
   6.000% due 2033                                        950             948
   6.500% due 2033                                      1,296           1,321
   4.500% due 2034                                      1,419           1,302
   5.000% due 2034                                     13,683          12,984
   5.500% due 2034                                     37,721          36,706
   6.000% due 2034                                     10,149          10,114
   6.500% due 2034                                        748             764
   4.500% due 2035                                      4,273           3,914
   4.564% due 2035 (E)                                  1,209           1,196
   5.000% due 2035                                      7,238           6,852
   5.500% due 2035                                     60,584          58,887
   5.769% due 2035 (E)                                    691             707
   5.779% due 2035 (E)                                    975             998
   5.782% due 2035 (E)                                  1,636           1,674
   6.000% due 2035                                      4,589           4,573
   6.000% due 2036                                        198             197
   Series 1992-158 Class ZZ
   7.750% due 08/25/22                                    324             341
   Series 1993-134 Class H
   6.500% due 08/25/08                                  1,367           1,376
   Series 2003-32 Class FH (E)
   5.359% due 11/25/22                                    320             322
   Series 2003-78 Class FI (E)
   5.359% due 01/25/33                                    708             712
   Series 2004-21 Class FL (E)
   5.309% due 11/25/32                                    388             389
   Series 2005-120 Class UF (E)
   5.309% due 03/25/35                                    830             831
   Series 2005-65 Class FP (E)
   5.209% due 08/25/35                                    609             608
   Series 2006-5 Class 3A2 (E)
   4.685% due 05/25/35                                    100              97
Fannie Mae Grantor Trust
   Series 2001-T6 Class B
   6.088% due 05/25/11                                  1,810           1,862
   Series 2005-T2 Class 1A1 (E)
   4.667% due 11/28/35                                     70              70
Fannie Mae Whole Loan (E)
   Series 2004-W2 Class 5AF
   5.309% due 03/25/44                                    769             770
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2004-H01 Class A1
   2.614% due 07/15/11                                    219             217
   Series 2005-63 Class 1A1 (E)
   4.951% due 02/25/45                                    156             157

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Horizon Asset Securities, Inc. (E)
   Series 2005-AR5 Class 3A1
   5.523% due 10/25/35                                    246             244
Freddie Mac
   30 Year TBA (I)
   5.000%                                              17,135          16,305
   5.500%                                              15,210          14,773
   6.000%                                              10,030           9,996
   12.000% due 2014                                        26              28
   9.000% due 2016                                         88              94
   5.732% due 2027 (E)                                     55              56
   5.801% due 2030 (E)                                      9               9
   4.630% due 2034 (E)                                    523             521
   Series 1993-160 Class I
   Interest Only STRIP
   6.500% due 11/15/08                                    134               7
   Series 1998-210 Class ZM
   6.000% due 12/15/28                                    790             787
   Series 2000-226 Class F (E)
   5.351% due 11/15/30                                     15              15
   Series 2003-262 Class AB
   2.900% due 11/15/14                                    816             784
   Series 2003-263 Class YH
   3.500% due 08/15/22                                    602             598
   Series 2003-269 Class FE (E)
   5.501% due 12/15/28                                    710             718
   Series 2004-277 Class UF (E)
   5.201% due 06/15/33                                    938             940
   Series 2004-281 Class DF (E)
   5.351% due 06/15/23                                    273             275
   Series 2005-292 Class IG
   Interest Only STRIP
   5.000% due 04/15/23                                    408              75
   Series 2005-294 Class FA (E)
   5.071% due 03/15/20                                    536             536
   Series 2005-305 Class JF (E)
   5.201% due 10/15/35                                    612             612
   Series 2006-R00 Class AK
   5.750% due 12/15/18                                    700             697
Freddie Mac Gold
   7.000% due 2008                                         13              13
   8.000% due 2009                                          8               8
   6.000% due 2010                                         49              50

 60  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.000% due 2010                                         95              98
   8.000% due 2010                                         22              23
   6.000% due 2011                                        205             206
   7.000% due 2011                                         11              11
   6.000% due 2012                                          4               4
   6.000% due 2013                                         34              34
   6.000% due 2016                                        483             489
   6.000% due 2017                                        434             438
   4.500% due 2018                                      1,177           1,123
   5.000% due 2018                                        793             773
   4.500% due 2019                                       1091           1,039
   5.500% due 2019                                        977             968
   5.500% due 2020                                      2,448           2,429
   6.500% due 2025                                         20              21
   8.000% due 2025                                         34              37
   9.000% due 2026                                          1               2
   6.500% due 2027                                          3               3
   8.500% due 2027                                         79              85
   6.500% due 2028                                        251             255
   6.500% due 2029                                        436             444
   6.500% due 2031                                        770             786
   6.000% due 2031                                         17              17
   5.500% due 2032                                      3,724           3,631
   6.500% due 2032                                        734             748
   7.000% due 2032                                        370             380
   7.500% due 2032                                        112             116
   5.000% due 2033                                        609             578
   5.500% due 2033                                      6,496           6,327
   6.000% due 2033                                        638             636
   4.500% due 2034                                        158             145
   5.000% due 2034                                      2,659           2,523
   5.500% due 2034                                      3,069           2,986
   6.000% due 2034                                        973             971
   6.500% due 2034                                         67              68
   5.000% due 2035                                      8,088           7,651
   5.500% due 2035                                      2,258           2,197
   5.000% due 2036                                      6,563           6,207
GE Capital Commercial Mortgage Corp.
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                    616             603
   Series 2005-C1 Class A5
   4.772% due 06/10/48                                    400             375
   Series 2006-C1 Class A4
   5.519% due 03/10/44                                    905             883
Ginnie Mae I
   30 Year TBA (I)
   5.000%                                               2,940           2,817
   5.500%                                               4,815           4,726
   6.000%                                               2,100           2,108
   6.500% due 2008                                          6               6
   6.500% due 2009                                         41              41
   6.500% due 2010                                          8               8

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.000% due 2011                                         15              16
   9.500% due 2016                                          4               5
   8.000% due 2017                                         11              12
   10.500% due 2020                                        47              52
   8.000% due 2022                                         26              27
   8.500% due 2022                                          1               1
   8.500% due 2024                                         13              14
   8.000% due 2025                                         35              38
   8.000% due 2026                                        155             166
   8.000% due 2029                                         62              67
   8.500% due 2029                                         50              54
   8.000% due 2030                                         61              66
   8.500% due 2030                                         16              18
   7.000% due 2031                                        295             306
   7.000% due 2032                                        128             133
   5.000% due 2033                                      3,619           3,471
   7.000% due 2033                                         18              19
   5.000% due 2035                                      1,558           1,495
   6.000% due 2035                                      5,064           5,086
Ginnie Mae II
   5.125% due 2027 (E)                                     64              64
   4.375% due 2030 (E)                                     45              45
   4.500% due 2030 (E)                                    273             274
   7.500% due 2032                                         26              27
   4.500% due 2035                                        790             726
GMAC Commercial Mortgage Securities, Inc.
   Series 2005-C1 Class A2
   4.471% due 05/10/43                                    465             450
GMAC Mortgage Corp. Loan Trust
   Series 2005-AR5 Class 5A1 (E)
   5.340% due 09/19/35                                  1,453           1,436
   Series 2005-AR6 Class 3A1
   5.299% due 11/19/35                                    788             776
   Series 2006-AR1 Class 1A1 (E)
   5.661% due 04/19/36                                  2,029           1,989
Government National Mortgage Association
   Series 2002-61 Class BA
   4.648% due 03/16/26                                    745             731
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                    570             556
   Series 2005-GG3 Class A1
   3.919% due 08/10/42                                    802             784
   Series 2005-GG5 Class A41
   5.243% due 04/10/37                                    695             680

                                                         Fixed Income I Fund  61

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GS Mortgage Securities Corp. II
   Series 1998-C1 Class A2
   6.620% due 10/18/30                                  1,334           1,361
   Series 2005-GG4 Class AABA
   4.680% due 07/10/39                                    600             571
   Series 2006-GG6 Class A4
   5.553% due 04/10/38                                    305             301
GSAMP Mortgage Loan Trust (E)(p)
   Series 2004-4 Class 1AF
   5.359% due 06/25/34                                  1,403           1,410
Harborview Mortgage Loan Trust
   Series 2004-4 Class 3A (E)
   2.975% due 06/19/34                                  2,258           2,212
   Series 2005-14 Class 3A1A
   5.225% due 12/19/35                                    235             232
   Series 2006-2 Class 1A
   5.451% due 04/25/36                                    600             599
Impac CMB Trust (E)
   Series 2004-2 Class A2
   5.209% due 04/25/34                                    149             149
   Series 2004-3 Class 1A
   5.209% due 06/25/34                                    196             196
Impac Secured Assets CMN Owner Trust (E)
   Series 2004-3 Class 1A1
   5.159% due 11/25/34                                     28              28
   Series 2005-2 Class A1
   5.279% due 05/25/36                                  1,631           1,635
IndyMac Index Mortgage Loan Trust
   Series 2005-AR1 Class A1
   5.552% due 10/25/35                                  2,011           1,998
   Series 2005-AR1 Class A2
   5.099% due 09/25/35                                    386             371
   Series 2005-AR2 Class 4A1
   5.467% due 11/25/35                                  1,527           1,508
   Series 2006-AR3 Class 2A1A
   6.447% due 03/25/36                                  9,079           9,156
IndyMac Loan Trust (E)
   Series 2004-L1 Class A1 (p)
   5.239% due 07/25/09                                    437             439
   Series 2005-L1 Class A
   5.159% due 06/25/10                                  1,276           1,278
   Series 2005-L2 Class A1
   5.179% due 01/25/11                                  1,562           1,566
JP Morgan Alternative Loan Trust
   Series 2006-A2 Class 3A1
   5.952% due 05/25/36                                  3,190           3,202
   Series 2006-A2 Class 5A1
   6.360% due 05/25/36                                  1,800           1,814
   Series 2006-S1 Class 1A19
   6.500% due 03/25/36                                  1,335           1,337

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2003-CB7 Class A3
   4.449% due 01/12/38                                    940             901
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    706             679
   Series 2005-CB1 Class A1
   4.520% due 08/12/37                                  1,134           1,116
   Series 2005-CB1 Class A2
   5.247% due 01/12/43                                  2,550           2,525
   Series 2005-CB1 Class A4
   4.895% due 09/12/37                                     80              75
   5.472% due 01/12/43                                    200             194
   Series 2005-FL1 Class A1 (E)(p)
   5.011% due 02/15/19                                  1,681           1,681
   Series 2005-LDP Class A1
   5.035% due 12/15/44                                  3,315           3,289
   4.116% due 03/15/46                                    584             572
   Series 2005-LDP Class A3
   4.959% due 08/15/42                                    690             665
   5.375% due 12/15/44                                  2,845           2,786
   Series 2005-LDP Class A4
   4.918% due 10/15/42                                    400             377
   5.346% due 12/15/44                                  1,315           1,271
   Series 2006-CB1 Class A3A (p)
   5.491% due 12/12/44                                  1,370           1,359
   Series 2006-CB1 Class A4
   5.481% due 12/12/44                                    460             451
   Series 2006-CB1 Class ASB
   5.506% due 12/12/44                                    365             362
   Series 2006-FL1 Class A1A (E)(p)
   4.991% due 02/15/20                                  2,628           2,628
   Series 2006-LDP Class A4
   5.475% due 04/15/43                                  1,825           1,785
JP Morgan Mortgage Trust
   Series 2005-A1 Class 1A1
   5.240% due 02/25/35                                  1,001             972
   Series 2005-A2 Class 3A1
   4.912% due 04/25/35                                  1,347           1,331
   Series 2005-A3 Class 2A1
   5.174% due 06/25/35                                  1,380           1,326
   Series 2005-A3 Class 6A1
   4.912% due 06/25/35                                  1,890           1,859
   Series 2005-A4 Class 1A1
   5.410% due 07/25/35                                    795             780
   Series 2005-A6 Class 2A2
   4.980% due 08/25/35                                  1,290           1,274
   Series 2005-ALT Class 3A1
   5.500% due 10/25/35                                     31              30
   Series 2006-A2 Class 1A1
   5.477% due 04/25/36                                  1,947           1,933

 62  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust
   Series 2001-C3 Class A1
   6.058% due 06/15/20                                    500             505
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                    579             557
   Series 2004-C2 Class A1
   2.946% due 03/15/29                                  1,478           1,404
   Series 2004-C4 Class A3
   5.155% due 06/15/29                                  1,180           1,165
   Series 2005-C3 Class A5
   4.739% due 07/15/30                                    340             317
   Series 2005-C3 Class AAB
   4.664% due 07/15/30                                    400             380
Lehman Mortgage Trust
   Series 2005-3 Class 1A3
   5.500% due 01/25/36                                  1,155           1,145
Lehman XS Trust (E)
   Series 2005-5N Class A1
   5.259% due 11/25/35                                  1,467           1,456
   Series 2005-7N Class 1A1B
   5.259% due 12/25/35                                    863             866
Mach One Trust Commercial Mortgage-Backed (p)
   Series 2004-1A Class A3
   5.220% due 05/28/40                                  1,350           1,305
Mastr Adjustable Rate Mortgages Trust
   Series 2006-2 Class 3A1
   4.852% due 01/25/36                                  1,000             980
Mastr Alternative Loans Trust
   Series 2003-4 Class B1
   5.655% due 06/25/33                                    356             350
Mastr Asset Securitization Trust
   Series 2003-11 Class 6A8 (E)
   5.459% due 12/25/33                                    793             795
   Series 2005-2 Class 1A1
   5.250% due 11/25/35                                  1,300           1,267
Mastr Reperforming Loan Trust (p)
   Series 2005-1 Class 1A1
   6.000% due 08/25/34                                    764             759
Merrill Lynch Mortgage Investors, Inc.
   Series 2005-A7 Class 2A1
   5.400% due 09/25/35                                  1,481           1,453
Merrill Lynch Mortgage Trust
   Series 2004-MKB Class A2
   4.353% due 02/12/42                                    820             796
   Series 2005-LC1 Class A1
   5.017% due 01/12/44                                  1,200           1,190
   Series 2005-LC1 Class A2
   5.202% due 01/12/44                                  1,790           1,770
   Series 2005-MKB Class A1
   4.446% due 09/12/42                                  1,010             990
   Series 2005-MKB Class A4
   5.204% due 09/12/42                                    555             535

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MLCC Mortgage Investors, Inc. (E)
   Series 2004-HB1 Class A2
   5.110% due 04/25/29                                    217             217
Morgan Stanley Capital I
   Series 2004-HQ3 Class A1
   3.100% due 01/13/41                                  1,043           1,004
   Series 2004-RR2 Class A2 (p)
   5.450% due 10/28/33                                  1,370           1,340
   Series 2005-HQ5 Class A4
   5.168% due 01/14/42                                    880             847
   Series 2005-HQ6 Class A4A
   4.989% due 08/13/42                                    530             503
   Series 2005-IQ1 Class AAB
   5.178% due 09/15/42                                    750             732
   Series 2005-IQ9 Class A1
   3.990% due 07/15/56                                    645             630
   Series 2005-T17 Class A5
   4.780% due 12/13/41                                    250             234
   Series 2006-HQ8 Class A4
   5.561% due 03/12/44                                    810             796
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP Class A3
   6.200% due 07/15/33                                    757             768
Morgan Stanley Mortgage Loan Trust
   Series 2006-3AR Class 2A3
   5.917% due 03/25/36                                    581             582
Mortgage Capital Funding, Inc.
   Series 1998-MC2 Class A2
   6.423% due 06/18/30                                  1,784           1,812
Nomura Asset Acceptance Corp. (E)
   Series 2005-AP1 Class 2A1
   5.109% due 02/25/35                                     88              88
Nomura Asset Securities Corp.
   Series 1998-D6 Class A1B
   6.590% due 03/15/30                                    785             802
Novastar NIMs Trust (p)
   Series 2005-N1 Class NOTE
   4.777% due 10/26/35                                    153             153
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   5.359% due 02/25/34                                    118             119
   Series 2004-CL1 Class 2A2
   5.359% due 02/25/19                                     29              29
Residential Accredit Loans, Inc.
   Series 2004-QS5 Class A6 (E)
   5.559% due 04/25/34                                    152             152

                                                         Fixed Income I Fund  63

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-QS8 Class A4 (E)
   5.359% due 06/25/34                                    740             743
   Series 2005-QA1 Class A41
   5.733% due 09/25/35                                    903             899
   Series 2005-QA8 Class NB3
   5.517% due 07/25/35                                    540             538
   Series 2005-QO3 Class A1 (E)
   5.359% due 10/25/45                                  1,706           1,711
   Series 2006-QA1 Class A21
   6.009% due 01/25/36                                  2,907           2,917
Residential Asset Securitization Trust (E)
   Series 2003-A15 Class 1A2
   5.409% due 02/25/34                                    849             852
Residential Funding Mortgage Securities I (E)
   Series 2003-S14 Class A5
   5.359% due 07/25/18                                  1,001           1,005
   Series 2003-S5 Class 1A2
   5.409% due 11/25/18                                    423             426
Salomon Brothers Mortgage
   Securities VII
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                    511             479
Sequoia Mortgage Trust (E)
   Series 2004-3 Class A
   5.306% due 05/20/34                                  1,437           1,438
Small Business Administration
   Series 1999-P10 Class 1
   7.540% due 08/10/09                                    282             295
Small Business Administration Participation
   Certificates
   Series 2003-20I Class 1
   5.130% due 09/01/23                                     85              82
Structured Adjustable Rate Mortgage Loan Trust
   (E)
   Series 2005-19X Class 1A1
   5.279% due 10/25/35                                  1,447           1,454
Structured Asset Securities Corp.
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                  1,230           1,208
Thornburg Mortgage Securities Trust (E)
   Series 2006-1 Class A3
   5.129% due 01/25/36                                  2,662           2,657
Wachovia Bank Commercial Mortgage Trust
   Series 2003-C9 Class A1
   3.291% due 12/15/35                                  1,214           1,171
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                  1,195           1,155
   Series 2005-C17 Class A1
   4.430% due 03/15/42                                  2,606           2,562

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-C22 Class A3
   5.461% due 12/15/44                                  1,865           1,833
Washington Mutual, Inc.
   Series 2003-S9 Class A2 (E)
   5.509% due 10/25/33                                    745             749
   Series 2004-AR1 Class A1B1 (E)
   5.165% due 11/25/34                                    416             417
   Series 2005-AR1 Class 1A1
   4.843% due 10/25/35                                    645             636
   Series 2005-AR1 Class 3A1 (E)
   5.501% due 08/25/35                                  1,012           1,012
   Series 2005-AR1 Class A1A1 (E)
   5.249% due 10/25/45                                  1,842           1,853
   Series 2005-AR1 Class A1A2 (E)
   5.239% due 11/25/45                                  1,633           1,638
   5.249% due 12/25/45                                    866             869
   Series 2005-AR1 Class A1C1 (E)
   5.149% due 12/25/45                                    769             769
   Series 2005-AR6 Class B3 (E)
   5.619% due 04/25/45                                    475             473
Wells Fargo Mortgage Backed Securities Trust
   Series 2005-AR1 Class 7A1 (E)
   5.261% due 10/25/35                                  1,188           1,153
   Series 2006-2 Class 2A3
   5.500% due 03/25/36                                    955             939
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                    786             771
                                                                 ------------
                                                                      722,630
                                                                 ------------

Municipal Bonds - 0.3%
City of Chicago Illinois General Obligation
   Unlimited, weekly demand (u)
   4.750% due 01/01/38                                  2,600           2,587
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   6.250% due 06/01/33                                    650             706
State of Texas General Obligation Unlimited,
   weekly demand
   4.750% due 04/01/35                                    300             300
Tobacco Settlement Authority of Iowa
   6.500% due 06/01/23                                    100              98

 64  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tobacco Settlement Financing Corp. Revenue
   Bonds, weekly demand
   6.125% due 06/01/24                                    150             162
   6.750% due 06/01/39                                    700             780
                                                                 ------------
                                                                        4,633
                                                                 ------------

Non-US Bonds - 0.2%
Canadian Government Bond
   4.000% due 12/01/31                           CAD      390             512
General Motors Corp.
   8.375% due 07/05/33                           EUR       70              65
Poland Government Bond
   6.000% due 05/24/09                           PLN    2,400             812
Quebec Residual
   Zero coupon due 12/01/36                      CAD      830             153
Queensland Treasury Corp.
   6.000% due 06/14/11                           AUD    1,070             820
                                                                 ------------
                                                                        2,362
                                                                 ------------
United States Government Agencies - 4.9%
Fannie Mae
   3.375% due 05/15/07                                  3,480           3,417
   6.625% due 10/15/07 (N)                              1,595           1,627
   2.500% due 06/15/08 (N)                              4,620           4,378
   4.875% due 04/15/09 (N)                              8,150           8,089
   3.875% due 02/15/10                                  1,495           1,427
   4.750% due 04/19/10                                  2,950           2,886
   4.125% due 05/15/10 (N)                                565             542
   4.250% due 08/15/10 (N)                              3,950           3,800
   4.375% due 09/15/12                                    740             704
   4.375% due 03/15/13 (N)                              1,025             970
   5.250% due 03/24/15                                    495             482
   5.000% due 03/15/16                                    530             514
   5.000% due 04/26/17                                    945             887
   6.625% due 11/15/30 (N)                                425             485
   6.210% due 08/06/38                                    420             457
   Zero coupon due 07/05/14                             2,280           1,474
Federal Home Loan Bank System
   4.625% due 11/21/08 (N)                              5,835           5,760
   5.000% due 12/21/15                                  1,500           1,454
   5.125% due 08/15/19                                    330             316
Financing Corp.
   Principal Only STRIP
   Zero coupon due 05/11/16                               140              81
   Zero coupon due 06/06/16                               410             236
   Zero coupon due 12/27/16                               490             272
   Zero coupon due 10/06/17                               800             430
   Zero coupon due 11/30/17                             1,170             623
   Zero coupon due 02/08/18                               110              58
   Zero coupon due 04/06/18                               565             294
   Zero coupon due 08/03/18                             1,085             553
   Zero coupon due 11/02/18                               835             419
   Zero coupon due 12/06/18                               420             210

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Zero coupon due 12/27/18                             1,135             565
   Zero coupon due 04/05/19                             1,200             587
   Zero coupon due 09/26/19                             1,355             645
Freddie Mac
   5.125% due 04/18/08 (N)                                985             985
   4.875% due 02/17/09 (N)                              2,135           2,120
   6.625% due 09/15/09 (N)                              2,985           3,117
   4.000% due 12/15/09 (N)                              3,215           3,090
   4.750% due 01/18/11                                  1,170           1,145
   4.500% due 11/15/11                                    870             837
   5.750% due 01/15/12                                  2,415           2,467
   5.125% due 07/15/12 (N)                              1,170           1,158
   4.500% due 01/15/13 (N)                              2,055           1,961
   4.875% due 11/15/13 (N)                                695             676
   5.050% due 01/26/15 (N)                              1,155           1,125
   5.250% due 04/18/16 (N)                              1,715           1,694
   6.750% due 09/15/29                                    310             356
   5.625% due 11/23/35                                    520             487
Tennessee Valley Authority
   6.150% due 01/15/38                                  1,560           1,683
                                                                 ------------
                                                                       67,543
                                                                 ------------

United States Government Treasuries - 16.0%
United States Treasury Inflation Indexed Bonds
   0.875% due 04/15/10                                  1,678           1,596
   3.375% due 01/15/12 (N)                              1,891           2,007
   2.000% due 07/15/14 (N)                              5,913           5,763
   1.625% due 01/15/15 (N)                                 52              49
   1.875% due 07/15/15 (N)                              2,411           2,314
   2.375% due 01/15/25 (N)                              5,123           5,061
   2.000% due 01/15/26 (N)                                631             586
   3.625% due 04/15/28 (N)                                737             887
   3.875% due 04/15/29 (N)                                266             334
United States Treasury Notes
   4.375% due 05/15/07 (N)                              3,630           3,610
   6.625% due 05/15/07 (N)                                515             524
   3.250% due 08/15/07 (N)                              4,830           4,731
   6.125% due 08/15/07 (N)                              1,900           1,928
   4.250% due 10/31/07 (N)                              6,150           6,093
   3.750% due 05/15/08 (N)                             10,600          10,371
   3.250% due 01/15/09 (N)                              8,655           8,301
   3.625% due 07/15/09 (N)                              3,985           3,837
   3.625% due 01/15/10 (N)                              3,370           3,225
   3.500% due 02/15/10 (N)                              9,540           9,081
   4.000% due 03/15/10 (N)                             14,405          13,951
   3.625% due 06/15/10 (N)                                150             143
   4.125% due 08/15/10 (N)                                455             441

                                                         Fixed Income I Fund  65

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   3.875% due 09/15/10 (N)                              3,930           3,771
   4.250% due 10/15/10 (N)                                140             136
   4.375% due 12/15/10 (N)                             18,755          18,335
   5.000% due 02/15/11 (N)                                550             552
   4.500% due 02/28/11 (N)                                230             226
   13.875% due 05/15/11 (N)                             3,365           3,376
   5.000% due 08/15/11 (N)                              4,145           4,161
   14.000% due 11/15/11 (N)                             1,590           1,667
   4.875% due 02/15/12 (N)                                575             573
   4.375% due 08/15/12 (N)                              5,565           5,388
   4.000% due 11/15/12 (N)                              1,875           1,773
   10.375% due 11/15/12 (N)                             2,840           3,067
   4.250% due 08/15/13 (N)                              3,820           3,644
   4.250% due 11/15/13 (N)                              1,205           1,147
   4.750% due 05/15/14 (N)                              4,020           3,945
   4.250% due 11/15/14 (N)                              5,735           5,421
   4.125% due 05/15/15                                  2,215           2,067
   4.250% due 08/15/15 (N)                              3,855           3,625
   4.500% due 11/15/15 (N)                                120             115
   9.250% due 02/15/16                                  1,565           2,060
   7.500% due 11/15/16 (N)                              3,210           3,821
   8.750% due 05/15/17 (N)                              1,885           2,448
   8.875% due 08/15/17 (N)                                485             637
   8.125% due 08/15/19 (N)                              6,185           7,867
   8.125% due 08/15/21 (N)                              8,020          10,381
   7.125% due 02/15/23 (N)                              9,605          11,525
   6.875% due 08/15/25 (N)                              2,365           2,807
   6.000% due 02/15/26 (N)                              7,525           8,151
   6.125% due 08/15/29 (N)                             12,545          13,914
   6.250% due 05/15/30 (N)                              1,060           1,198
   5.375% due 02/15/31 (N)                              4,125           4,187
   4.500% due 02/15/36 (N)                                864             776
United States Treasury Bond (N)
   Principal Only STRIP
   Zero coupon due 11/15/21                             4,835           2,113
                                                                 ------------
                                                                      219,707
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,376,960)                                                   1,351,368
                                                                 ------------

PREFERRED STOCKS - 0.1%
Auto & Transportation - 0.0%
General Motors Corp. (N)                               16,500             274

Financial Services - 0.1%
DG Funding Trust (p)                                       94             999
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,291)                                                           1,273
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                     ($)
                                                 ------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Sep 2006 94.75 (EUR) Call (9)                        2,132               3
   Sep 2006 95.00 (EUR) Call (15)                       3,325               1
   Sep 2006 92.50 (EUR) Put (74)                       17,113              --
   Dec 2006 91.75 (EUR) Put (4)                           918              --
   Dec 2006 92.00 (EUR) Put (291)                      66,930               2
   Dec 2006 92.50 (EUR) Put (318)                      73,538               2
   Dec 2006 92.75 (EUR) Put (56)                       12,985              --
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $25)                                                                  8
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
SHORT-TERM INVESTMENTS - 17.1%
American General Finance Corp. (E)
   Series MTNG
   4.980% due 03/23/07                                    100             100
ASB Bank Ltd. (c)(z)
   1.730% due 05/10/06                                  6,700           6,692
Barclays Bank PLC (z)
   4.485% due 01/29/07                                  2,500           2,506
Barclays US Funding, LLC (c)(z)
   4.675% due 05/22/06                                  1,700           1,695
BNP Paribas Financial, Inc. (z)
   5.000% due 08/28/06                                  7,300           7,178
Canada Government (z)
   4.780% due 09/20/06                                    250             245
Citigroup, Inc.
   5.750% due 05/10/06                                    790             790

 66  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Home Loans, Inc.
   Series MTNJ
   5.500% due 08/01/06                                  1,300           1,301
   Series MTNK
   5.500% due 02/01/07                                    100             100
DaimlerChrysler NA Holding Corp. (E)
   5.100% due 03/07/07                                  2,200           2,201
Danske Corp. (z)
   4.660% due 05/22/06 (c)                              5,000           4,986
   4.980% due 07/26/06                                    500             494
Dexia Del LLC (z)
   4.840% due 06/27/06 (c)                              2,900           2,878
   4.980% due 07/25/06                                  5,200           5,138
DNB NOR Bank ASA (c)(z)
   4.650% due 06/08/06                                  4,600           4,577
Duke Capital LLC
   4.302% due 05/18/06                                    165             165
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     50              50
Fannie Mae
   4.810% due 09/22/06 (E)(N)                             900             900
   3.550% due 01/12/07                                  4,260           4,212
Fannie Mae Discount Notes (c)(z)(sec.)
   Zero coupon due 05/15/06                               425             424
France Treasury Bills BTF
   Zero coupon due 05/04/06                      EUR    1,300           1,640
Frank Russell Investment Company Money Market
   Fund                                            92,580,000          92,580
Freddie Mac Discount Notes (z)
   4.625% due 08/01/06                                  7,300           7,208
General Electric Capital Corp. (z)
   4.790% due 06/12/06                                  5,200           5,171
   4.870% due 06/29/06                                  2,500           2,480
General Motors Acceptance Corp.
   5.645% due 05/18/06 (E)                                400             400
   6.125% due 09/15/06 (N)                              1,000             992
   6.125% due 02/01/07 (N)                                200             197
   6.150% due 04/05/07                                    140             137
German Treasury Bills
   Zero coupon due 07/12/06                      EUR      700             879
   Zero coupon due 09/13/06                      EUR    1,000           1,249
Goldman Sachs Group, Inc. (E)
   Series MTNB
   4.866% due 08/01/06                                  1,100           1,100
HBOS Treasury Service PLC (c)(z)
   4.610% due 05/09/06                                  1,800           1,798
   4.660% due 05/17/06                                  2,300           2,295
Merrill Lynch & Co., Inc. (E)
   Series MTNC
   4.400% due 03/12/07                                    270             268

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nordea North America, Inc. (c)(z)
   4.600% due 05/08/06                                  4,300           4,296
Rabobank USA Financial Corp. (c)(z)
   4.820% due 05/01/06                                  7,300           7,300
Skandinaviska Enskilda Banken (c)(z)
   4.780% due 06/09/06                                  7,000           6,964
   4.830% due 06/22/06                                    800             794
Societe Generale NA (z)
   4.985% due 08/22/06                                  2,900           2,854
   4.990% due 08/22/06                                  5,200           5,117
Sprint Capital Corp.
   6.000% due 01/15/07                                    975             979
Svenska Handelsbanken (z)
   4.890% due 07/06/06                                  7,300           7,233
Total Fina Elf (c)(z)
   4.830% due 05/01/06                                    700             700
UBS Financial Del, LLC (z)
   4.660% due 05/22/06 (c)                                400             399
   4.640% due 06/06/06 (c)                              1,100           1,094
   4.930% due 07/10/06                                  2,800           2,773
   4.990% due 08/22/06                                  3,700           3,641
United States Treasury Bills (z)(sec.)
   4.626% due 06/01/06 (c)                                670             667
   4.594% due 06/15/06 (c)                                300             298
   4.610% due 06/15/06 (c)                              1,070           1,064
   4.646% due 06/15/06 (c)                                 30              30
   4.661% due 06/15/06 (c)                                 90              89
   4.671% due 06/15/06 (c)                                 60              60
   4.759% due 08/31/06                                     75              74
United States Treasury Notes (N)
   2.500% due 10/31/06                                  7,420           7,331
   2.875% due 11/30/06                                  8,170           8,073
   3.750% due 03/31/07                                    500             495
Westpac Banking Corp. (c)(z)
   4.700% due 05/23/06                                    700             698
Westpactrust Securities, Ltd. (c)(z)
   4.660% due 05/22/06                                  7,100           7,082
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $235,191)                                                       235,131
                                                                 ------------

                                                         Fixed Income I Fund  67

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OTHER SECURITIES - 21.9%
Frank Russell Investment Company Money Market
   Fund (x)                                        78,685,456          78,685
State Street Securities Lending Quality Trust
   (x)                                            221,666,874         221,667
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $300,352)                                                       300,352
                                                                 ------------

TOTAL INVESTMENTS - 137.4%
(identified cost $1,913,819)                                        1,888,132

OTHER ASSETS AND LIABILITIES,
NET - (37.4%)                                                        (514,248)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,373,884
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 68  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures (CME)
   expiration date 09/06 (88)                              20,847                (24)
   expiration date 12/06 (395)                             93,571               (335)
   expiration date 03/07 (376)                             89,103               (379)
   expiration date 06/07 (230)                             54,516               (208)
   expiration date 09/07 (253)                             59,970               (175)
   expiration date 12/07 (121)                             28,679                (78)
   expiration date 03/08 (31)                               7,346                 (4)

United States Treasury 2 Year Notes
   expiration date 06/06 (142)                             28,930                (44)

United States Treasury 5 Year Notes
   expiration date 06/06 (461)                             48,016               (251)

United States Treasury 10 Year Notes
   expiration date 06/06 (208)                             21,960               (115)

United States Treasury Bonds
   expiration date 06/06 (58)                               6,197               (200)

Short Positions
United States Treasury 10 Year Notes
   expiration date 06/06 (113)                             11,930                127

United States Treasury Bonds
   expiration date 06/06 (65)                               6,945                236
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (1,450)
                                                                     ===============
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Sept 2006 95.25 Call (14)                                3,334                 --
   Sept 2006 95.50 Call (9)                                 2,149                 --
   Sept 2006 95.00 Put (17)                                 4,038                (12)
   Sept 2006 95.25 Put (37)                                 8,811                (46)
   Sept 2006 95.50 Put (9)                                  2,149                (17)
   Dec 2006 95.00 Put (26)                                  6,175                (21)
   Dec 2006 95.25 Put (235)                                55,959               (309)
   Dec 2006 95.50 Put (33)                                  7,879                (62)
   Mar 2007 94.75 Put (9)                                   2,132                 (5)
   Mar 2007 95.25 Put (10)                                  2,381                (13)

United States Treasury Notes
   10 Year Futures
   May 2006 106.00 Call (24)                                2,544                 (7)
   May 2006 109.00 Call (40)                                4,360                 (1)
   Aug 2006 107.00 Call (10)                                1,070                 (4)
   May 2006 105.00 Put (90)                                 9,450                (23)
   May 2006 108.00 Put (19)                                 2,052                (46)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $362)                                                     (566)
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                         Fixed Income I Fund  69

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             810      AUD         1,089    05/10/06                 17
USD             452      CAD           519    05/10/06                 12
USD             934      CAD         1,063    05/10/06                 17
USD             458      CAD           519    08/08/06                  7
USD             258      CNY         1,996    03/19/07                 --
USD             522      EUR           420    05/03/06                  8
USD           1,610      EUR         1,308    05/10/06                 41
USD           2,346      EUR         1,902    05/10/06                 56
USD           3,514      EUR         2,896    05/10/06                142
USD           7,179      EUR         5,959    05/10/06                345
USD             200      EUR           162    05/25/06                  5
USD           1,027      EUR           830    06/23/06                 24
USD           3,060      EUR         2,560    06/23/06                181
USD             214      GBP           120    05/03/06                  5
USD           1,353      GBP           771    05/03/06                 53
USD           1,606      GBP           891    06/15/06                 20
USD             134      JPY        15,300    05/01/06                  1
USD              48      JPY         5,634    05/15/06                  2
USD              64      JPY         7,509    05/15/06                  2
USD              67      JPY         7,887    05/15/06                  2
USD             109      JPY        12,784    05/15/06                  4
USD             113      JPY        13,188    05/15/06                  3
USD             347      JPY        40,490    05/15/06                 10
USD             366      JPY        42,822    05/15/06                 11
USD           1,317      JPY       153,672    05/15/06                 35
USD           1,352      JPY       155,000    05/15/06                 13
USD           2,522      JPY       295,919    05/15/06                 83
USD             299      JPY        34,948    05/23/06                  9
USD             930      JPY       103,390    09/20/06                 (4)
USD           1,019      JPY       117,260    09/20/06                 31
USD           1,028      JPY       116,190    09/20/06                 13
USD           1,989      JPY       221,870    09/20/06                 (1)
USD             822      PLN         2,556    05/10/06                 11
AUD           1,089      USD           796    05/10/06                (31)
AUD           1,089      USD           809    08/08/06                (17)
CAD             519      USD           457    05/10/06                 (7)
CAD           1,063      USD           927    05/10/06                (24)
CAD           1,063      USD           936    08/08/06                (17)
EUR           1,902      USD         2,292    05/10/06               (110)
EUR           4,204      USD         5,066    05/10/06               (242)
EUR           5,959      USD         7,342    05/10/06               (183)
EUR             280      USD           338    06/23/06                (17)
EUR             290      USD           356    06/23/06                (11)
EUR             380      USD           461    06/23/06                (20)
EUR             820      USD         1,022    06/23/06                (16)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR           1,185      USD         1,452    06/30/06                (49)
GBP             891      USD         1,605    05/03/06                (20)
JPY          15,300      USD           134    05/01/06                 --
JPY          15,300      USD           134    05/23/06                 (1)
JPY         117,260      USD         1,045    09/20/06                 (6)
JPY         219,580      USD         1,923    09/20/06                (44)
PLN           2,556      USD           815    05/10/06                (18)
PLN           2,556      USD           824    08/08/06                (11)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                 314
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 70  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------
                                                                                                          MARKET
        COUNTER              NOTIONAL                                               TERMINATION           VALUE
         PARTY                AMOUNT       FUND RECEIVES        FUND PAYS               DATE                $
-----------------------   --------------   -------------   --------------------   ----------------   ----------------
Bank of America             USD      600   5.000%          Three Month LIBOR          06/21/36                    (62)
Barclays Bank PLC           GBP    6,200   5.000%          Six Month LIBOR            06/15/07                     18
Barclays Bank PLC           USD   10,700   5.000%          Three Month LIBOR          06/21/08                    (63)
BNP Paribas                 EUR    1,200   2.090%          Consumer Price Index       10/15/10                     --
                                                              (France)
Deutsche Bank AG            USD      400   5.000%          Three Month LIBOR          06/21/36                    (41)
Goldman Sachs               USD      500   5.000%          Three Month LIBOR          06/21/16                    (22)
Lehman Brothers             GBP    3,300   4.500%          Six Month LIBOR            09/20/09                    (69)
Lehman Brothers             USD      500   5.000%          Three Month LIBOR          12/15/35                    (31)
Merrill Lynch               GBP    5,700   4.500%          Six Month LIBOR            09/20/09                   (119)
Merrill Lynch               GBP      200   4.000%          Six Month LIBOR            12/15/35                      6
                                                                                                     ----------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $16                           (383)
                                                                                                     ================

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Asset-Backed Securities                                       7.4
Corporate Bonds and Notes                                    13.8
International Debt                                            3.1
Mortgage-Backed Securities                                   52.6
Municipal Bonds                                               0.3
Non-US Bonds                                                  0.2
United States Government Agencies                             4.9
United States Government Treasuries                          16.0
Preferred Stocks                                              0.1
Options Purchased                                              --*
Short-Term Investments                                       17.1
Other Securities                                             21.9
                                                  ---------------
Total Investments                                           137.4
Other Assets and Liabilities, Net                           (37.4)
                                                  ---------------

                                                            100.0
                                                  ===============
Futures Contracts                                            (0.1)
Options Written                                               (--)*
Foreign Currency Exchange Contracts                            --*
Interest Rate Swap Contracts                                  (--)*

* Less than .05% of net assets.

  See accompanying notes which are an integral part of the financial statements.

                                                         Fixed Income I Fund  71

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,006.20      $     1,020.18
Expenses Paid During
Period*                       $         4.63      $         4.66

* Expenses are equal to the Fund's annualized expense ratio of 0.93% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,007.20      $     1,021.27
Expenses Paid During
Period*                       $         3.53      $         3.56

* Expenses are equal to the Fund's annualized expense ratio of 0.71% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS Y                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,007.80      $     1,021.67
Expenses Paid During
Period*                       $         3.14      $         3.16

* Expenses are equal to the Fund's annualized expense ratio of 0.63% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period since inception).

 72  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 84.1%
Asset-Backed Securities - 6.4%
AAA Trust (p)
   Series 2005-2 Class A1
   5.059% due 11/26/35                                    186             186
ABSC NIMs Trust (p)
   Series 2004-HE1 Class A
   7.000% due 01/17/34                                      4               4
Accredited Mortgage Loan Trust (E)
   Series 2004-2 Class A2
   5.259% due 07/25/34                                    154             155
ACE Securities Corp. (E)
   Series 2004-IN1 Class A1
   5.279% due 05/25/34                                    484             486
   Series 2005-SD3 Class A
   5.359% due 08/25/45                                    940             941
Aegis Asset Backed Securities Trust (E)
   Series 2005-4 Class 1A1
   5.069% due 10/25/35                                    462             462
Alliance Capital Funding LLC (p)
   Series 1998-1 Class A3
   5.840% due 02/15/10                                     11              11
American Airlines, Inc.
   6.817% due 05/23/11                                    125             123
American Express Credit Account Master Trust
   Series 2002-1 Class A
   5.011% due 09/15/09                                    500             500
   Series 2002-2 Class A (E)
   5.011% due 11/16/09                                    675             676
   Series 2002-3 Class A
   5.011% due 12/15/09                                  1,075           1,076
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   7.459% due 02/25/33                                    145             146
   Series 2004-R10 Class A5
   5.349% due 11/25/34                                    212             213
   Series 2004-R8 Class A5
   5.329% due 09/25/34                                    706             708
   Series 2006-R1 Class A2C
   5.149% due 03/25/36                                    260             260
Argent Securities, Inc. (E)
   Series 2004-W3 Class A2
   5.179% due 02/25/34                                      6               6
Asset Backed Funding Certificates (E)
   Series 2005-WF1 Class A2A
   5.039% due 01/25/35                                     79              79
Asset Backed Securities Corp. Home Equity (E)
   Series 2005-HE3 Class A4
   5.159% due 04/25/35                                  1,000           1,000

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BA Master Credit Card Trust (E)
   Series 1999-C Class A
   5.151% due 08/15/08                                    825             825
Bayview Financial Acquisition Trust
   Series 2006-A Class 1A3
   5.865% due 02/28/41                                    340             332
Bear Stearns Asset Backed Securities, Inc.
   Series 2004-BO1 Class 1A1
   5.159% due 09/25/34                                    255             255
   Series 2005-AQ1 Class 2A1 (E)
   5.179% due 03/25/35                                    554             554
   Series 2005-HE1 Class A1 (E)
   5.079% due 11/25/35                                    480             480
   Series 2005-HE8 Class A1 (E)
   5.079% due 08/25/35                                    265             265
Burlington Northern and Santa Fe Railway Co.
   4.575% due 01/15/21                                     66              62
Capital Auto Receivables Asset Trust
   Series 2003-3 Class A3B
   4.981% due 01/15/08                                    280             280
   Series 2004-2 Class A2
   3.350% due 02/15/08                                    300             297
Carrington Mortgage Loan Trust (E)
   Series 2005-NC1 Class A1A
   5.089% due 01/25/35                                     53              53
   Series 2005-NC3 Class A1A
   5.039% due 06/25/35                                    224             224
   Series 2005-NC4 Class A1
   5.109% due 09/25/35                                    375             375
Chancellor/Triton CBO, Ltd. (p)
   Series 1998-1A Class A1
   6.710% due 08/05/10                                     61              59
Citibank Credit Card Issuance Trust
   Series 2000-A3 Class A3
   6.875% due 11/16/09                                    200             205
Citifinancial Mortgage Securities, Inc.
   Series 2003-3 Class AF2
   3.082% due 08/25/33                                     24              24
   Series 2003-4 Class AF3
   3.221% due 10/25/33                                     64              64
Countrywide Asset-Backed Certificates
   Series 2004-13 Class AF2
   3.683% due 08/25/24                                    235             234
   Series 2004-BC1 Class M1 (E)
   5.459% due 02/25/34                                    175             176

                                                       Fixed Income III Fund  73

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-S1 Class A2
   3.872% due 03/25/20                                    245             241
   Series 2005-12 Class 2A2
   4.898% due 06/25/32                                    455             450
   Series 2005-16 Class 2AF1 (E)
   5.109% due 05/25/36                                    866             866
   Series 2005-17 Class 1AF1 (E)
   5.159% due 12/25/36                                  1,513           1,513
   Series 2005-7 Class AF2
   4.367% due 11/25/35                                    430             422
   Series 2006-3 Class 2A2 (E)
   5.139% due 02/25/36                                    510             510
   Series 2006-S2 Class A2
   5.627% due 07/15/27                                    385             385
Credit-Based Asset Servicing and Securitization
   Series 2005-CB4 Class AV1 (E)
   5.059% due 08/25/35                                    363             363
   Series 2005-CB5 Class AV1 (E)
   5.069% due 08/25/35                                    420             420
   Series 2005-CB8 Class AF1B
   5.451% due 12/25/35                                    337             335
Entergy Gulf States, Inc.
   5.220% due 12/01/09                                    100              99
Equifirst Mortgage Loan Trust (E)
   Series 2005-1 Class A1
   5.019% due 04/25/35                                    124             124
Fannie Mae Grantor Trust
   Series 2003-T4 Class 2A5
   4.907% due 09/26/33                                    228             225
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2005-FF7 Class A2
   5.059% due 07/25/35                                    426             427
Fremont Home Loan Trust
   Series 2005-E Class 2A1
   5.049% due 01/25/36                                    392             392
GE Capital Credit Card Master Note Trust
   Series 2004-1 Class A
   4.951% due 06/15/10                                    300             300
   Series 2004-2 Class A
   4.941% due 09/15/10                                    600             600
GE Dealer Floorplan Master Note Trust
   Series 2004-1 Class A
   4.973% due 07/20/08                                    350             350
   Series 2004-2 Class A
   5.003% due 07/20/09                                    625             625
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                    530             522

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GSAA Home Equity Trust
   Series 2006-4 Class 1A2
   5.989% due 03/25/36                                    556             553
GSAA Trust
   Series 2004-4N Class NOTE
   6.250% due 05/25/34                                     15              15
   Series 2006-2 Class 2A3 (E)
   5.229% due 12/25/35                                    595             596
GSAMP Trust
   Series 2003-HE2 Class M1
   5.609% due 08/25/33                                    305             306
   Series 2004-NC1 Class A3 (E)
   5.349% due 03/25/34                                    218             218
   Series 2004-SEA Class A2A (E)
   5.249% due 03/25/34                                    235             235
   Series 2005-AHL Class A1 (E)
   5.049% due 04/25/35                                     61              61
   Series 2005-HE4 Class A2A (E)
   5.079% due 07/25/45                                    457             457
   Series 2005-S2 Class A
   5.129% due 11/25/34                                    282             282
   Series 2006-S3 Class A1
   6.085% due 05/25/36                                    540             540
Harley-Davidson Motorcycle Trust
   Series 2004-2 Class A1
   2.180% due 01/15/09                                    114             113
Home Equity Asset Trust (E)
   Series 2003-5 Class M1
   5.659% due 12/25/33                                    460             462
   Series 2005-2 Class 2A2
   5.159% due 07/25/35                                    305             305
Lehman XS Trust (E)
   Series 2005-1 Class 2A2
   4.660% due 05/25/08                                    342             343
Long Beach Mortgage Loan Trust (E)
   Series 2005-2 Class 2A1
   4.898% due 04/25/35                                     65              65
Mastr Asset Backed Securities Trust
   Series 2003-WMC Class M2
   6.609% due 08/25/33                                    271             272
   Series 2005-OPT Class A3 (E)
   5.049% due 03/25/35                                    106             106
MBNA Credit Card Master Note Trust
   Series 2002-A10 Class A10
   5.041% due 02/16/10                                    550             551
MBNA Master Credit Card Trust USA
   Series 2000-E Class A
   7.800% due 10/15/12                                    705             772

 74  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc.
   Series 2005-NCB Class A1A
   5.451% due 07/25/36                                    168             167
   Series 2005-SL1 Class A (E)
   5.159% due 06/25/35                                    169             169
   Series 2005-WMC Class A2A
   5.059% due 09/25/35                                      5               5
   Series 2006-AR1 Class A2C (E)
   5.149% due 03/25/37                                    500             500
Mid-State Trust
   Series 2003-11 Class A1
   4.864% due 07/15/38                                     58              54
   Series 2004-1 Class A
   6.005% due 08/15/37                                     59              59
   Series 2005-1 Class A
   5.745% due 01/15/40                                     83              81
Morgan Stanley ABS Capital I
   Series 2003-NC8 Class M3
   7.059% due 09/25/33                                    360             365
New Century Home Equity Loan Trust
   Series 2004-3 Class A6
   5.489% due 11/25/34                                    600             602
   Series 2004-4 Class M2
   5.489% due 02/25/35                                    380             382
Novastar Home Equity Loan (E)
   Series 2005-1 Class A2A
   5.079% due 06/25/35                                    296             296
Option One Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   6.659% due 04/25/33                                    400             403
   Series 2003-3 Class M3
   6.959% due 06/25/33                                    240             242
   Series 2003-4 Class M2
   6.609% due 07/25/33                                    215             217
   Series 2005-4 Class A3
   5.219% due 11/25/35                                    510             511
Ownit Mortgage Loan Asset Backed Certificates
   Series 2005-2 Class A2A (E)
   5.069% due 03/25/36                                    116             116
   Series 2006-2 Class A2B
   5.633% due 01/25/37                                    150             150
Park Place Securities, Inc.
   Series 2004-WWF Class A1D
   5.419% due 02/25/35                                  1,240           1,243
   Series 2005-WCW Class M1
   5.409% due 09/25/35                                    375             376
   Series 2005-WHQ Class A2A (E)
   5.039% due 06/25/35                                    127             127
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                    145             143

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-6 Class A3
   5.680% due 01/25/36                                    415             412
Power Contract Financing LLC
   6.256% due 02/01/10                                    165             166
RAAC Series (E)
   Series 2006-SP1 Class A1
   5.059% due 09/25/45                                    523             523
Renaissance Home Equity Loan Trust
   Series 2004-4 Class AF2
   3.856% due 02/25/35                                    237             235
   Series 2005-2 Class AF2
   4.361% due 08/25/35                                    315             310
   Series 2005-4 Class A2
   5.399% due 02/25/36                                    185             184
   Series 2005-4 Class A3
   5.565% due 02/25/36                                    115             114
   Series 2006-1 Class AF6
   5.746% due 05/25/36                                    320             317
Residential Asset Mortgage Products, Inc.
   Series 2003-RS1 Class AI6A
   5.980% due 12/25/33                                    365             367
   Series 2004-RS1 Class AI2
   3.620% due 07/25/26                                    147             146
   Series 2004-RS8 Class AI2
   3.810% due 01/25/26                                     54              54
   Series 2004-RZ2 Class AI3
   4.300% due 01/25/31                                    155             153
   Series 2005-RS1 Class AII1
   5.069% due 01/25/35                                     85              85
Residential Asset Securities Corp.
   Series 2001-KS3 Class AII (E)
   5.189% due 09/25/31                                    104             104
   Series 2003-KS1 Class M2 (E)
   6.709% due 01/25/33                                     71              72
   Series 2003-KS2 Class MI1
   4.800% due 04/25/33                                    795             771
   Series 2003-KS4 Class AIIB
   5.249% due 06/25/33                                    283             283
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                    574             570
   Series 2006-KS3 Class AI3 (E)
   4.992% due 04/25/36                                    365             365
Saxon Asset Securities Trust
   Series 2005-1 Class A2A
   5.069% due 05/25/35                                      9               9

                                                       Fixed Income III Fund  75

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-2 Class A2A (E)
   5.049% due 09/25/35                                    235             235
Securitized Asset Backed Receivables LLC Trust
   (E)
   Series 2006-WM1 Class A2A
   5.029% due 12/25/35                                    538             538
Sharp SP I LLC Net Interest Margin Trust
   Series 2004-HE1 Class N
   6.900% due 11/25/33                                      2               2
Sharps SP I , LLC
   6.850% due 03/01/23                                      1               1
   7.000% due 01/25/34                                     28              28
SLM Student Loan Trust
   Series 2004-9 Class A2
   5.120% due 10/25/12                                    104             103
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                     85              89
Small Business Administration Participation
   Certificates
   7.500% due 04/01/17                                  1,794           1,872
Specialty Underwriting & Residential Finance (E)
   Series 2005-BC2 Class A2A
   5.059% due 12/25/35                                    149             149
Structured Asset Investment Loan Trust (E)
   Series 2003-BC1 Class 3A
   5.299% due 11/25/33                                     90              90
   Series 2003-BC1 Class 3A5
   5.439% due 10/25/33                                     71              71
   Series 2005-2 Class A2
   5.079% due 03/25/35                                     67              67
   Series 2005-3 Class M2
   5.399% due 04/25/35                                    210             211
   Series 2005-5 Class A6
   5.049% due 06/25/35                                    137             137
Structured Asset Securities Corp.
   Series 2001-SB1 Class A2
   3.375% due 08/25/31                                    177             159
   Series 2004-16X Class A2
   4.910% due 08/25/34                                    321             320
   Series 2004-19X Class A2
   4.370% due 10/25/34                                    600             595
   Series 2005-GEL Class A (E)
   5.309% due 12/25/34                                    489             489
   Series 2005-S2 Class A2 (E)
   5.159% due 06/25/35                                    775             775
   Series 2005-WMC Class A1 (E)
   5.039% due 01/25/35                                    111             111
Tenaska Alabama II Partners, LP
   6.125% due 03/30/23                                    153             150

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tenaska Alabama Partners, LP (p)
   7.000% due 06/30/21                                    103             102
Terwin Mortgage Trust (E)
   Series 2004-22S Class A
   5.349% due 11/25/35                                     69              69
   Series 2005-8HE Class A1 (p)
   5.079% due 07/25/35                                    229             229
TXU Electric Delivery Transition Bond Co.
   Series 2004-1 Class A2
   4.810% due 11/17/14                                    100              97
World Financial Properties
   6.910% due 09/01/13 (p)                                159             167
   6.950% due 09/01/13                                    190             199
                                                                 ------------
                                                                       45,720
                                                                 ------------

Corporate Bonds and Notes - 14.3%
Abitibi-Consolidated Finance, LP
   7.875% due 08/01/09                                    320             322
AIG SunAmerica Global Financing VI (p)
   6.300% due 05/10/11                                    375             387
Amerada Hess Corp.
   6.650% due 08/15/11                                    255             266
   7.300% due 08/15/31                                    190             206
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     40              40
American Express Credit Corp. (E)
   5.083% due 03/02/09                                    600             600
American General Finance Corp.
   Series MTNH
   4.625% due 09/01/10                                     20              19
   Series MTNI
   4.625% due 05/15/09                                     70              69
American International Group, Inc. (p)
   4.700% due 10/01/10                                    505             489
   5.050% due 10/01/15                                    510             480
American RE Corp.
   Series B
   7.450% due 12/15/26                                    475             505
AmerisourceBergen Corp. (p)
   5.625% due 09/15/12                                    455             444
Arizona Public Service Co.
   5.800% due 06/30/14                                    180             175
AT&T Corp.
   9.050% due 11/15/11                                    298             321
   9.750% due 11/15/31                                    225             267

 76  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Atmos Energy Corp.
   5.443% due 10/15/07                                    220             220
Avista Capital Trust III
   6.500% due 04/01/34                                    350             346
Avista Corp.
   9.750% due 06/01/08                                    220             236
Axa Financial, Inc.
   6.500% due 04/01/08                                    105             107
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                  1,185           1,213
Ball Corp.
   6.625% due 03/15/18                                    155             151
Bank of America Corp.
   5.875% due 02/15/09                                     70              71
   7.800% due 02/15/10                                     65              70
   4.250% due 10/01/10                                     45              43
Barclays Bank PLC
   6.278% due 12/15/34                                     70              64
BellSouth Corp.
   4.200% due 09/15/09                                    150             144
   6.550% due 06/15/34                                    110             109
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    130             133
Boston Scientific Corp. (N)
   6.250% due 11/15/15                                    365             361
Bowater, Inc.
   9.000% due 08/01/09                                    225             234
Burlington Northern Santa Fe Corp.
   6.750% due 07/15/11                                     70              74
   6.875% due 12/01/27                                     60              64
Campbell Soup Co.
   5.875% due 10/01/08                                    115             116
Carolina Power & Light Co.
   6.500% due 07/15/12                                     45              46
Caterpillar Financial Services Corp.
   Series MTNF
   4.840% due 08/20/07                                    155             155
   3.625% due 11/15/07                                     60              58
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    135             133
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                    560             618
Centex Corp.
   4.930% due 08/01/07                                    245             245
Chemtura Corp.
   6.875% due 06/01/16                                    105             105
Cincinnati Gas & Electric
   5.700% due 09/15/12                                    125             124
Cingular Wireless Services, Inc.
   8.750% due 03/01/31                                    130             163

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CIT Group, Inc.
   5.750% due 09/25/07                                     90              90
   3.650% due 11/23/07                                     90              88
   6.875% due 11/01/09                                     55              57
   4.125% due 11/03/09                                     70              67
Citicorp
   Series MTNF
   6.375% due 11/15/08                                    205             210
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   4.890% due 03/07/08                                    700             700
Citigroup, Inc.
   3.500% due 02/01/08                                    830             806
   6.500% due 01/18/11                                    425             442
   4.700% due 05/29/15                                    345             319
   5.875% due 02/22/33                                    580             546
Citizens Communications Co.
   9.250% due 05/15/11                                    190             209
Clear Channel Communications, Inc.
   6.250% due 03/15/11                                    735             733
   5.750% due 01/15/13                                     90              85
Clorox Co.
   5.025% due 12/14/07 (E)                                225             225
   4.200% due 01/15/10                                    155             148
   5.000% due 01/15/15                                    115             108
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                     80              78
Comcast Cable Communications
   8.375% due 05/01/07                                     40              41
   6.750% due 01/30/11                                    140             146
Comcast Corp.
   5.900% due 03/15/16                                    170             167
   6.500% due 11/15/35                                    180             172
   6.450% due 03/15/37                                    130             124
ConAgra Foods, Inc.
   7.000% due 10/01/28                                     95              96
   8.250% due 09/15/30                                     75              86
Consolidated Natural Gas Co.
   5.000% due 12/01/14                                    120             111
   Series C
   6.250% due 11/01/11                                     80              82
Consumers Energy Co.
   Series F
   4.000% due 05/15/10                                     50              47
   Series H
   4.800% due 02/17/09                                    115             113

                                                       Fixed Income III Fund  77

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Continental Airlines, Inc. (N)
   Series 01-1
   6.503% due 06/15/11                                    175             176
Cooper Industries, Inc.
   5.250% due 11/15/12                                    165             161
Corrections Corp. of America
   7.500% due 05/01/11                                    155             157
Countrywide Home Loans, Inc.
   3.250% due 05/21/08                                    255             244
COX Communications, Inc.
   4.625% due 01/15/10                                    185             178
Credit Suisse First Boston USA, Inc.
   4.875% due 08/15/10                                    130             127
   6.500% due 01/15/12                                     70              73
   5.500% due 08/15/13                                     55              54
Credit Suisse USA, Inc.
   5.250% due 03/02/11                                    330             325
CSC Holdings, Inc.
   10.500% due 05/15/16                                   115             121
   Series B
   8.125% due 07/15/09 (N)                                 85              88
   8.125% due 08/15/09                                     75              78
DaimlerChrysler NA Holding Corp.
   5.330% due 03/13/09 (E)                                750             750
   8.500% due 01/18/31 (N)                                100             116
Detroit Edison Co.
   6.125% due 10/01/10                                    145             148
   6.350% due 10/15/32                                    130             128
Developers Diversified Realty Corp.
   4.625% due 08/01/10                                    255             244
   5.250% due 04/15/11                                     40              39
   5.375% due 10/15/12                                    110             106
Dominion Resources, Inc.
   5.687% due 05/15/08                                    225             225
   Series B
   6.250% due 06/30/12                                     60              61
DPL, Inc.
   6.875% due 09/01/11                                    216             226
DR Horton, Inc.
   5.250% due 02/15/15                                    310             282
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    470             537
Drummond Co., Inc. (p)
   7.375% due 02/15/16                                  1,310           1,290
Duke Energy Field Services LLC
   6.875% due 02/01/11                                     20              21
E*Trade Financial Corp.
   8.000% due 06/15/11                                    480             496
Echostar DBS Corp.
   6.375% due 10/01/11                                    195             190
   6.625% due 10/01/14                                     95              92
El Paso Corp.
   9.625% due 05/15/12                                    300             331
   8.050% due 10/15/30                                    500             507

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
El Paso Natural Gas Co.
   Series A
   7.625% due 08/01/10                                    230             238
Eli Lilly & Co.
   6.770% due 01/01/36                                    370             399
Entergy Gulf States, Inc.
   3.600% due 06/01/08                                     80              77
   5.610% due 12/08/08                                    195             195
Enterprise Products Operating, LP
   4.000% due 10/15/07                                    255             249
   4.625% due 10/15/09                                    310             299
EOP Operating, LP
   4.750% due 03/15/14                                     20              18
   7.500% due 04/19/29                                     95             100
Erac USA Finance Co.
   7.350% due 06/15/08 (p)                                300             311
   5.300% due 11/15/08                                    100              99
Farmers Exchange Capital (p)
   7.050% due 07/15/28                                    870             845
Farmers Insurance Exchange
   6.000% due 08/01/14                                    225             219
   8.625% due 05/01/24 (p)                                310             353
FedEx Corp.
   7.600% due 07/01/97                                    135             148
Financing Corp.
   Principal Only STRIP
   Series 10P
   Zero coupon due 11/30/17                               840             447
   Series 15P
   Zero coupon due 03/07/19                                90              44
   Series 2P
   Zero coupon due 11/30/17                               105              56
   Series 6P
   Zero coupon due 08/03/18                               530             270
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    910             938
   Series C
   7.375% due 11/15/31                                    140             152
Ford Motor Co. (N)
   7.450% due 07/16/31                                    595             434
Ford Motor Credit Co.
   5.700% due 01/15/10                                    190             167
   9.473% due 04/15/12 (E)                                420             420
General Electric Capital Corp.
   4.875% due 10/21/10                                  1,530           1,495
   5.500% due 04/28/11                                    200             200
   5.223% due 01/08/16                                    100             100

 78  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series MTNA
   4.250% due 12/01/10                                     55              52
   5.875% due 02/15/12                                     95              97
   4.750% due 09/15/14                                     45              42
   6.750% due 03/15/32                                    150             162
General Motors Acceptance Corp.
   6.875% due 09/15/11                                  1,645           1,541
   6.750% due 12/01/14                                    260             237
   8.000% due 11/01/31 (N)                              1,360           1,290
General Motors Corp. (N)
   8.375% due 07/15/33                                    900             670
Georgia-Pacific Corp.
   8.875% due 05/15/31                                    517             542
Glencore Funding LLC (p)
   6.000% due 04/15/14                                    495             467
Glencore Nickel Ltd.
   9.000% due 12/01/14                                    235              --
Golden West Financial Corp.
   4.125% due 08/15/07                                    160             157
Goldman Sachs Group, Inc.
   6.875% due 01/15/11                                    635             668
   5.250% due 10/15/13                                    185             179
   5.350% due 01/15/16                                  1,425           1,362
   6.345% due 02/15/34                                    440             422
   Series MTNB (E)
   5.420% due 07/23/09                                    500             503
Halliburton Co.
   5.500% due 10/15/10                                    115             115
Hartford Financial Services Group, Inc.
   7.900% due 06/15/10                                     35              38
HCA, Inc.
   5.500% due 12/01/09                                    375             365
   7.500% due 12/15/23                                    200             193
Health Net, Inc.
   9.875% due 04/15/11                                    265             299
Hertz Corp.
   8.875% due 01/01/14                                    265             282
Historic TW, Inc.
   8.180% due 08/15/07                                    525             543
   9.125% due 01/15/13                                    630             725
   8.050% due 01/15/16                                    580             641
   6.625% due 05/15/29                                     60              58
HJ Heinz Co.
   6.428% due 12/01/08                                    100             102
HJ Heinz Finance Co.
   6.000% due 03/15/12                                     50              50
   6.750% due 03/15/32                                    105             101
Home Depot, Inc.
   5.400% due 03/01/16                                    510             497
Household Finance Corp.
   5.000% due 06/30/15                                    265             247
HRPT Properties Trust
   5.750% due 02/15/14                                    215             208

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
HSBC Finance Capital Trust IX
   5.911% due 11/30/35                                    300             290
HSBC Finance Corp.
   5.040% due 09/15/08 (E)                              1,700           1,703
   5.875% due 02/01/09                                    260             263
   4.125% due 11/16/09                                    105             101
   8.000% due 07/15/10                                     45              49
   6.375% due 10/15/11                                    130             134
   6.375% due 11/27/12                                    440             455
Huntsman International LLC
   Series*
   10.125% due 07/01/09                                   225             229
Hyatt Equities LLC (p)
   6.875% due 06/15/07                                    140             142
ICI Wilmington, Inc.
   4.375% due 12/01/08                                     65              63
Innophos Investments Holdings, Inc. (E)
   12.749% due 02/15/15                                   465             477
Insight Midwest, LP
   10.500% due 11/01/10                                   110             116
International Business Machines Corp.
   7.125% due 12/01/96                                    470             510
International Lease Finance Corp.
   3.750% due 08/01/07                                     35              34
   6.375% due 03/15/09                                    155             159
International Paper Co.
   6.750% due 09/01/11                                    210             219
   5.500% due 01/15/14                                    280             269
Interpublic Group of Cos., Inc.
   5.400% due 11/15/09                                    135             123
ITT Industries, Inc.
   7.400% due 11/15/25                                    135             149
JC Penney Co., Inc.
   7.375% due 08/15/08                                    165             171
   7.650% due 08/15/16                                    115             125
   7.400% due 04/01/37                                     75              80
John Hancock Global Funding II (p)
   7.900% due 07/02/10                                    200             219
Johnson Controls, Inc.
   5.250% due 01/15/11                                    135             132
   5.500% due 01/15/16                                    275             263
JP Morgan Chase Bank NA
   6.000% due 08/16/10 (E)                                223             198
   6.000% due 08/16/10                                    276             244

                                                       Fixed Income III Fund  79

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JPMorgan Chase & Co.
   6.000% due 02/15/09                                     35              35
   7.000% due 11/15/09                                     10              10
   6.750% due 02/01/11                                     90              94
   5.150% due 10/01/15                                    475             449
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    905             944
Kraft Foods, Inc.
   5.250% due 06/01/07                                     75              75
   4.125% due 11/12/09                                    565             539
   5.625% due 11/01/11                                  1,125           1,121
   6.500% due 11/01/31                                     55              56
Kroger Co. (The)
   7.250% due 06/01/09                                    175             183
   8.000% due 09/15/29                                     75              83
LaBranche & Co., Inc.
   9.500% due 05/15/09                                    255             273
Lehman Brothers Holdings, Inc.
   5.000% due 01/14/11                                    485             474
   5.500% due 04/04/16                                    220             213
Limited Brands, Inc. (N)
   6.950% due 03/01/33                                    105             100
Lodgenet Entertainment Corp.
   9.500% due 06/15/13                                    220             237
Lubrizol Corp.
   4.625% due 10/01/09                                    220             213
M&I Marshall & Ilsley Bank
   Series BKNT
   3.800% due 02/08/08                                    245             239
Manufacturers & Traders Trust Co.
   5.585% due 12/28/20                                    129             125
Marsh & McLennan Cos., Inc.
   5.190% due 07/13/07 (E)                                250             250
   5.150% due 09/15/10                                    290             281
   5.375% due 07/15/14                                    150             141
   5.875% due 08/01/33                                    185             159
May Department Stores Co. (The)
   4.800% due 07/15/09                                    135             132
   5.750% due 07/15/14                                    170             167
MBNA Corp. (E)
   5.140% due 05/05/08                                    255             257
MCI, Inc.
   6.908% due 05/01/07                                    590             593
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                    435             464
Merrill Lynch & Co., Inc.
   Series MTNC
   4.250% due 02/08/10                                  1,260           1,207
Metlife, Inc.
   5.000% due 06/15/15                                    185             173
   5.700% due 06/15/35                                     40              36
MGM Mirage
   9.750% due 06/01/07                                    250             259

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Midamerican Funding LLC
   6.750% due 03/01/11                                    240             250
Miller Brewing Co.
   4.250% due 08/15/08                                    145             141
   5.500% due 08/15/13                                    290             283
Mohawk Industries, Inc.
   6.125% due 01/15/16                                    120             118
   Series D
   7.200% due 04/15/12                                    110             114
Monumental Global Funding II (p)
   4.625% due 03/15/10                                    135             131
Morgan Stanley
   6.750% due 04/15/11                                    525             550
   5.375% due 10/15/15                                    585             559
   Series GMTN (E)
   4.830% due 02/09/09                                  1,000           1,001
Motorola, Inc.
   4.608% due 11/16/07                                    455             450
Natexis Ambs Co. LLC (f)
   8.440% due 12/29/49                                    185             195
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                     85              86
Nationwide Financial Services
   6.250% due 11/15/11                                    265             271
Nationwide Mutual Insurance Co.
   7.875% due 04/01/33                                    290             322
Neiman-Marcus Group, Inc. (N)(p)
   10.375% due 10/15/15                                   210             225
News America Holdings, Inc.
   9.250% due 02/01/13                                     25              29
   7.750% due 12/01/45                                    195             209
   7.900% due 12/01/95                                    120             125
   8.250% due 10/17/96                                     45              48
News America, Inc.
   7.125% due 04/08/28                                     30              30
   6.400% due 12/15/35                                    155             146
Nextel Communications, Inc.
   Series E
   6.875% due 10/31/13                                    310             318
Nisource Finance Corp.
   5.344% due 11/23/09                                    120             120
   7.875% due 11/15/10                                    310             335
Norfolk Southern Corp.
   7.350% due 05/15/07                                    100             102
   7.050% due 05/01/37                                    115             126

 80  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.900% due 05/15/97                                    285             332
   6.000% due 03/15/2105                                  240             213
North Front Pass-Through Trust
   5.810% due 12/15/24                                    500             479
NRG Energy, Inc.
   7.375% due 02/01/16                                    480             484
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    135             174
Ohio Power Co.
   Series F
   5.500% due 02/15/13                                     25              24
Oneok, Inc.
   5.510% due 02/16/08                                    260             260
Oracle Corp. and Ozark Holding, Inc.
   5.280% due 01/13/09                                    500             499
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                    210             200
   4.200% due 03/01/11                                    275             259
   6.050% due 03/01/34                                    295             282
Pemex Project Funding Master Trust
   6.625% due 06/15/35                                    380             359
   6.625% due 06/15/35 (N)                                 70              66
Pepco Holdings, Inc.
   5.500% due 08/15/07                                    385             385
   5.445% due 06/01/10 (E)                                270             271
Pilgrim's Pride Corp.
   9.625% due 09/15/11                                     55              57
Platinum Underwriters Finance, Inc.
   Series B
   7.500% due 06/01/17                                    170             166
Plum Creek Timberlands, LP
   5.875% due 11/15/15                                    200             194
Popular North America Capital Trust I
   6.564% due 09/15/34                                    320             302
Popular North America, Inc. (E)
   5.410% due 04/06/09                                    225             225
Progress Energy, Inc.
   7.100% due 03/01/11                                    315             333
   7.000% due 10/30/31                                    210             220
PSEG Energy Holdings LLC
   8.625% due 02/15/08                                    105             109
Qwest Corp.
   7.875% due 09/01/11                                    445             467
   7.625% due 06/15/15                                    300             312
Rabobank Capital Funding II (f)
   5.260% due 12/31/49                                    280             266
RBS Capital Trust I (f)
   5.512% due 09/29/49                                    565             537
Reckson Operating Partnership, LP
   5.150% due 01/15/11                                     95              92

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Residential Capital Corp.
   6.125% due 11/21/08                                    275             274
   6.898% due 04/17/09 (E)(p)                             415             415
   6.375% due 06/30/10                                    582             580
   6.000% due 02/22/11                                    615             602
   6.500% due 04/17/13                                    345             344
   6.875% due 06/30/15                                  1,015           1,029
RJ Reynolds Tobacco Holdings, Inc.
   6.500% due 06/01/07                                    145             145
Safeway, Inc.
   5.315% due 03/27/09 (E)                                380             380
   5.800% due 08/15/12                                     70              69
   7.250% due 02/01/31                                     15              16
SBC Communications, Inc.
   5.100% due 09/15/14                                    110             104
   6.450% due 06/15/34                                      5               5
   6.150% due 09/15/34                                    365             344
SCANA Corp. (E)(N)
   4.970% due 03/01/08                                    355             355
Sealed Air Corp.
   5.625% due 07/15/13                                    250             243
Sempra Energy
   4.621% due 05/17/07                                    255             253
   5.240% due 05/21/08                                    290             290
SESI LLC
   8.875% due 05/15/11                                    115             120
Simmons Co. (N)
   10.000% due 12/15/14                                   135              93
Six Flags, Inc.
   9.625% due 06/01/14                                    430             435
SLM Corp.
   4.000% due 01/15/10                                    175             166
   Series MTNA (E)
   5.240% due 07/27/09                                  2,000           2,002
Smurfit-Stone Container Enterprises, Inc. (N)
   9.250% due 02/01/08                                    105             108
Southern California Edison Co.
   7.625% due 01/15/10                                     90              96
   6.000% due 01/15/34                                    190             183
Southern Copper Corp.
   7.500% due 07/27/35                                    345             335
Sprint Capital Corp.
   7.625% due 01/30/11                                    350             378
   8.375% due 03/15/12                                     50              56
   6.875% due 11/15/28                                    285             294
   8.750% due 03/15/32                                    595             738
St. Paul Travelers Cos., Inc. (The)
   5.010% due 08/16/07                                    460             457

                                                       Fixed Income III Fund  81

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc. (o)
   7.375% due 05/01/07                                     20              20
Suncom Wireless, Inc.
   8.500% due 06/01/13                                    235             224
Sungard Data Systems, Inc. (p)
   9.125% due 08/15/13                                    235             251
TCI Communications, Inc.
   7.875% due 02/15/26                                     80              86
TECO Energy, Inc.
   7.200% due 05/01/11                                    235             244
Tele-Communications-TCI Group
   9.800% due 02/01/12                                    300             351
   7.875% due 08/01/13                                    995           1,089
Texas Eastern Transmission, LP
   7.000% due 07/15/32                                     95             101
Time Warner Entertainment Co., LP
   Series *
   8.375% due 03/15/23                                    145             163
Tronox Worldwide LLC (p)
9.500% due 12/01/12                                       480             504
Twin Reefs Pass-Through Trust (f)
   5.849% due 12/10/49                                    300             300
Tyson Foods, Inc.
   8.250% due 10/01/11                                    250             266
   6.600% due 04/01/16                                    120             118
Union Pacific Corp.
   5.750% due 10/15/07                                     45              45
   6.625% due 02/01/08                                     90              92
   3.625% due 06/01/10                                    180             167
   6.650% due 01/15/11                                     45              47
   6.125% due 01/15/12                                    195             198
   Series MTNE
   6.790% due 11/09/07                                     35              36
Union Planters Corp.
   7.750% due 03/01/11                                    125             136
UnitedHealth Group, Inc.
   5.375% due 03/15/16                                    555             533
   5.800% due 03/15/36                                    185             170
US Oncology, Inc.
   9.000% due 08/15/12                                    160             170
US Unwired, Inc.
   Series B
   10.000% due 06/15/12                                   140             157
USB Capital IX (f)
   6.189% due 03/29/49                                    410             405
Valero Logistics Operations, LP
   6.050% due 03/15/13                                    390             390
Vanguard Health Holding Co. II LLC
   9.000% due 10/01/14                                    205             212
Verizon
   6.500% due 09/15/11                                     40              41
Verizon Communications, Inc.
   5.550% due 02/15/16                                    740             706

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Verizon Global Funding Corp.
   7.250% due 12/01/10                                    760             805
   5.850% due 09/15/35                                    515             459
Viacom, Inc. (p)
   5.750% due 04/30/11                                    335             333
   6.875% due 04/30/36                                     90              89
Visteon Corp. (N)
   8.250% due 08/01/10                                    720             646
   7.000% due 03/10/14                                     20              16
Wachovia Capital Trust III (f)
   5.800% due 08/29/49                                  1,705           1,672
Washington Mutual, Inc.
   8.250% due 04/01/10                                    250             271
WellPoint, Inc.
   3.750% due 12/14/07                                     90              88
   4.250% due 12/15/09                                    190             182
   5.850% due 01/15/36                                    300             276
Wells Fargo & Co.
   4.625% due 08/09/10                                    585             566
   4.950% due 10/16/13                                    155             147
Weyerhaeuser Co.
   7.125% due 07/15/23                                    295             299
Willis North America, Inc.
   5.125% due 07/15/10                                    255             249
   5.625% due 07/15/15                                    250             239
Wisconsin Electric Power
   3.500% due 12/01/07                                     65              63
Wyeth
   5.500% due 03/15/13                                    150             148
   5.500% due 02/01/14                                    395             386
Xlliac Global Funding (p)
   4.800% due 08/10/10                                    240             232
Yum! Brands, Inc.
   8.875% due 04/15/11                                     80              90
ZFS Finance USA Trust I (p)
   6.450% due 12/15/65                                  1,000             942
Zurich Capital Trust I
   8.376% due 06/01/37                                    420             448
                                                                 ------------
                                                                      101,915
                                                                 ------------

International Debt - 4.9%
Abbey National PLC (f)
   (Step Up, 7.570%, 06/15/08)
   6.700% due 06/29/49                                    275             280
Abitibi-Consolidated, Inc. (N)
   8.850% due 08/01/30                                    365             336

 82  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Amvescap PLC
   4.500% due 12/15/09                                    395             380
Arlington Street CDO, Ltd. (p)
   Series 2000-1A Class A2
   7.660% due 06/10/12                                    871             877
AXA SA
   8.600% due 12/15/30                                     85             105
Banco Santander Chile
   5.220% due 12/09/09                                    195             195
Batterson Park CBO I, Ltd.
   Series 1998-1A Class A4
   6.130% due 01/02/11                                      5               5
Biovail Corp.
   7.875% due 04/01/10                                    410             414
BNP Paribas (f)(p)
   5.186% due 06/29/49                                    600             554
Bowater Canada Finance
   7.950% due 11/15/11                                    365             366
Brascan Corp.
   7.125% due 06/15/12                                    190             200
Brazilian Government International Bond
   8.875% due 04/15/24                                  1,225           1,400
British Telecommunications PLC
   8.375% due 12/15/10                                    185             206
   8.875% due 12/15/30                                    270             341
Canadian Oil Sands, Ltd.
   4.800% due 08/10/09                                    140             136
Catalyst Paper Corp.
   Series D
   8.625% due 06/15/11                                    245             246
China Development Bank
   5.000% due 10/15/15                                    100              93
Colombia Government International Bond
   8.125% due 05/21/24                                    250             278
Conoco Funding Co.
   6.350% due 10/15/11                                    955             991
Deutsche Telekom International Finance BV (E)
   8.250% due 06/15/30                                    370             439
Donohue Forest Products
   7.625% due 05/15/07                                    200             202
Egypt Government AID Bonds
   4.450% due 09/15/15                                    695             649
EnCana Corp.
   6.500% due 08/15/34                                    110             112
Export-Import Bank of China (p)
   4.875% due 07/21/15                                    495             461
Export-Import Bank of Korea
   4.250% due 11/27/07                                     80              79
   4.125% due 02/10/09 (p)                                160             154
   5.125% due 02/14/11                                    225             220

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
FBG Finance, Ltd. (p)
   5.125% due 06/15/15                                    190             175
France Telecom SA
   8.500% due 03/01/31                                    190             234
Galaxy Entertainment Finance Co., Ltd.
   9.655% due 12/15/10                                    120             125
   9.875% due 12/15/12                                    310             321
Gaz Capital for Gazprom
   8.625% due 04/28/34                                    155             188
Hanarotelecom, Inc.
   7.000% due 02/01/12                                    400             392
HBOS PLC (f)(p)
   5.920% due 09/29/49                                    300             285
HSBC Holdings PLC
   6.500% due 05/02/36                                    310             312
ICICI Bank, Ltd.
   5.750% due 11/16/10                                    335             330
Ispat Inland ULC
   9.750% due 04/01/14                                    549             618
Juniper CBO, Ltd.
   Series 1999-1A Class A1
   6.830% due 04/15/11                                     48              49
Kerzner International, Ltd.
   6.750% due 10/01/15                                    250             259
Kinder Morgan Finance Co. ULC
   5.350% due 01/05/11                                    145             142
Korea Development Bank
   4.250% due 11/13/07                                     45              44
Korea Electric Power Corp.
   5.125% due 04/23/34                                     85              81
LG Electronics, Inc. (p)
   5.000% due 06/17/10                                    130             125
Mantis Reef, Ltd.
   4.692% due 11/14/08                                    200             194
Mexico Government International Bond
   8.300% due 08/15/31                                    590             701
Mizuho Financial Group Cayman, Ltd.
   5.790% due 04/15/14                                    430             425
MUFG Capital Finance 1, Ltd. (f)
   6.346% due 04/25/49                                    180             176
Nationwide Building Society (p)
   4.250% due 02/01/10                                    255             244
Nexen, Inc.
   5.875% due 03/10/35                                    165             150

                                                       Fixed Income III Fund  83

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nippon Life Insurance (p)
   4.875% due 08/09/10                                    295             285
Oil Insurance, Ltd.
   5.150% due 08/15/33                                    520             511
Petrobras International Finance Co.
   8.375% due 12/10/18                                    530             594
Petroleum Export, Ltd. (p)
   5.265% due 06/15/11                                     98              96
Philippine Government International Bond
   7.750% due 01/14/31                                    430             433
Platinum Underwriters Holdings, Ltd.
   Series B
   6.371% due 11/16/07                                    135             134
Province of Quebec Canada
   5.000% due 07/17/09                                     25              25
   6.125% due 01/22/11                                  1,145           1,179
Ras Laffan Liquefied Natural Gas Co., Ltd. II
   (p)
   5.298% due 09/30/20                                    370             348
Ras Laffan LNG III (p)
   5.838% due 09/30/27                                    410             379
Resona Bank, Ltd. (f)(p)
   5.850% due 09/29/49                                    930             888
Resona Preferred Global Securities Cayman, Ltd.
   (E)(f)(p)
   7.191% due 12/29/49                                  1,010           1,038
Royal Bank of Scotland Group PLC (f)
   Series 1
   9.118% due 03/31/49                                    600             669
Royal KPN NV
   8.000% due 10/01/10                                    520             558
Russia Government International Bond
   5.000% due 03/31/30                                    755             819
Salomon Brothers AG for OAO Siberian Oil Co.
   Series REGS
   10.750% due 01/15/09                                   720             801
Salomon Brothers AG for Tyumen Oil Co.
   Series REGS
   11.000% due 11/06/07                                   370             396
Santander Financial Issuances
   6.375% due 02/15/11                                    180             185
Santander US (E)(p)
   4.940% due 09/21/07                                    900             900
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    355             383
Sappi Papier Holding AG
   6.750% due 06/15/12                                     65              62
Secunda International, Ltd. (E)
   13.068% due 09/01/12                                   220             232
Shinsei Finance Cayman, Ltd. (f)(p)
   6.418% due 01/29/49                                    375             364

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
South Street CBO, Ltd.
   Series 1999-1A Class A1
   7.160% due 07/01/11                                     64              64
Stora Enso Oyj (p)
   7.250% due 04/15/36                                    245             246
Sumitomo Mitsui Banking Corp. (E)(f)(p)
   5.625% due 07/29/49                                    160             153
Systems 2001 AT LLC
   7.156% due 12/15/11                                    155             160
   6.664% due 09/15/13                                    127             132
Talisman Energy, Inc.
   5.125% due 05/15/15                                    140             132
Telecom Italia Capital SA
   4.000% due 01/15/10                                  1,540           1,450
   5.250% due 10/01/15                                    860             795
Telefonica Europe BV
   7.750% due 09/15/10                                  1,265           1,358
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    445             433
TELUS Corp.
   8.000% due 06/01/11                                    795             873
Terra LNR (p)
   5.031% due 10/15/07                                    400             400
Tyco International Group SA
   6.750% due 02/15/11                                    580             603
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                    120             126
UnumProvident Finance Co. PLC (p)
   6.850% due 11/15/15                                    205             204
Vale Overseas, Ltd.
   6.250% due 01/11/16                                    430             423
Venezuela Government International Bond
   6.000% due 12/09/20                                    380             347
Woori Bank (p)
   6.125% due 05/03/16                                    415             415
WPP Finance UK Corp.
   5.875% due 06/15/14                                    115             112
                                                                 ------------
                                                                       34,994
                                                                 ------------

Loan Agreements - 0.3%
Avis Budget Holdings, Term Loan
   6.350% due 06/30/12                                    160             160
AWAS, Second Lien Term Loan
   11.000% due 03/21/13                                   200             200

 84  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Georgia Pacific Corp., First Lien Term Loan
   6.880% due 12/20/12                                    286             286
   6.979% due 12/20/12                                     14              15
Georgia Pacific Corp., Second Lien Term Loan
   7.880% due 12/23/13                                    100             102
   7.920% due 12/23/13                                     67              68
   7.958% due 12/23/13                                     67              68
   8.029% due 12/23/13                                     67              68
Healthsouth Corp., Term Loan B
   9.580% due 03/10/07                                    200             199
   8.150% due 03/10/13                                    800             799
United Air Lines, Inc., Term Loan B
   8.625% due 02/01/12                                     50              50
United Air Lines, Inc., Term Loan
   8.750% due 02/01/12                                    350             352
                                                                 ------------
                                                                        2,367
                                                                 ------------

Mortgage-Backed Securities - 44.1%
Adjustable Rate Mortgage Trust (E)
   Series 2005-3 Class 8A2
   5.199% due 07/25/35                                    770             771
American Home Mortgage Investment Trust (E)
   Series 2004-1 Class 1A
   5.309% due 04/25/44                                    309             310
   Series 2004-2 Class 4A2
   3.635% due 02/25/44                                     18              18
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                    338             328
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                    710             697
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    455             438
   Series 2005-2 Class A5
   4.857% due 07/10/43                                    105              99
   Series 2006-1 Class A4
   5.372% due 09/10/45                                    320             311
   Series 2006-1 Class AJ
   5.460% due 09/10/45                                    195             190
Banc of America Funding Corp.
   Series 2005-5 Class 1A11
   5.500% due 09/25/35                                  1,018             979
   Series 2005-D Class A1 (E)
   4.115% due 05/25/35                                    348             337
   Series 2005-F Class 1A2 (E)
   5.273% due 09/20/35                                    289             291
   Series 2006-3 Class 5A8
   5.500% due 03/25/36                                    930             896

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-A Class 3A2
   5.944% due 02/20/36                                    461             464
   Series 2006-A Class 4A1 (E)
   5.576% due 02/20/36                                    936             928
Banc of America Mortgage Securities
   Series 2003-D Class 1A2 (E)
   5.499% due 05/25/33                                      6               6
   Series 2003-I Class 2A4 (E)
   3.828% due 10/25/33                                    182             180
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     22              22
   Series 2004-11 Class 2A1
   5.750% due 01/25/35                                    832             812
   Series 2005-9 Class 2A1
   4.750% due 10/25/20                                    434             418
   Series 2005-L Class 3A1 (E)
   5.457% due 01/25/36                                    464             459
Bank of America Alternative Loan Trust
   6.000% due 12/25/34                                    159             157
   Series 2003-10 Class 2A1
   6.000% due 12/25/33                                    225             223
   Series 2003-10 Class 2A2 (E)
   5.409% due 12/25/33                                    514             518
   Series 2003-2 Class CB2 (E)
   5.459% due 04/25/33                                    240             241
   Series 2004-10 Class 1CB1
   6.000% due 11/25/34                                    137             135
   Series 2004-2 Class 1A1
   6.000% due 03/25/34                                    127             126
   Series 2005-3 Class 2A1
   5.500% due 04/25/20                                    219             216
   Series 2005-5 Class 2CB1
   6.000% due 06/25/35                                    295             292
   Series 2005-6 Class 7A1
   5.500% due 07/25/20                                    242             239
   Series 2005-9 Class 5A1
   5.500% due 10/25/20                                    413             408
Bear Stearns Adjustable Rate Mortgage Trust (E)
   Series 2005-10 Class A1
   4.750% due 10/25/35                                  1,597           1,573
   Series 2005-7 Class 1A2
   4.750% due 08/25/35                                    151             146
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.415% due 05/25/35                                    594             594
   Series 2006-3 Class 33A1
   6.207% due 05/25/36                                    590             595

                                                       Fixed Income III Fund  85

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bear Stearns Asset Backed Securities, Inc.
   Series 2005-AC8 Class A5
   5.500% due 11/25/35                                    460             455
Bear Stearns Commercial Mortgage Securities (p)
   Series 2004-ESA Class E
   5.064% due 05/14/16                                    265             263
Chase Mortgage Finance Corp.
   Series 2003-S8 Class A2
   5.000% due 09/25/18                                    697             674
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-11 Class A2A (E)
   4.700% due 12/25/35                                     96              95
   Series 2006-WF1 Class A2F
   5.657% due 03/25/36                                    610             596
Citigroup/Deutsche Bank Commercial Mortgage
   Trust
   Series 2005-CD1 Class AJ
   5.400% due 09/15/20                                    125             120
Commercial Mortgage Pass Through Certificates
   (p)
   Series 2001-J1A Class A2
   6.457% due 02/14/34                                    225             233
Countrywide Alternative Loan Trust
   Series 2004-28C Class 6A1
   6.000% due 01/25/35                                    283             280
   Series 2004-2CB Class 1A4 (E)
   5.359% due 03/25/34                                  1,004           1,007
   Series 2004-J7 Class 1A2
   4.673% due 08/25/34                                    175             174
   Series 2005-51 Class 2A2A (E)
   5.213% due 10/25/35                                    540             542
   Series 2005-59 Class 1A2B (E)
   5.183% due 11/20/35                                    530             532
   Series 2005-63 Class 3A1
   5.904% due 11/25/35                                    490             491
   Series 2005-81 Class X1
   Interest Only STRIP
   6.483% due 02/25/37                                  2,600             145
   Series 2005-J13 Class 2A3
   5.500% due 11/25/35                                    330             321
   Series 2006-2CB Class A3
   5.500% due 03/25/36                                    361             359
   Series 2006-OA1 Class 2X
   Interest Only STRIP
   1.043% due 03/20/46                                  3,900             202
   Series 2006-OA2 Class A2A (E)
   5.073% due 05/20/46                                    548             548
   Series 2006-OA6 Class 1A3 (E)
   5.279% due 04/25/36                                    550             550

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2004-16 Class 1A1 (E)
   5.359% due 09/25/34                                    971             975
   Series 2005-11 Class 5A1 (E)
   5.259% due 03/25/35                                    156             156
   Series 2005-HYB Class 3A2 (E)
   5.250% due 11/20/25                                    190             187
   Series 2006-1 Class A2
   6.000% due 03/25/36                                    375             368
   Series 2006-HYB Class 2A1A
   5.804% due 05/20/36                                    255             255
   Series 2006-HYB Class 3A1A
   6.143% due 05/20/36                                    535             539
Credit Suisse First Boston Mortgage Securities
   Corp.
   5.121% due 11/15/19 (E)(p)                             661             661
   Series 2001-SPG Class A2 (p)
   6.515% due 08/13/18                                    100             105
   Series 2003-29 Class 5A1
   7.000% due 12/25/33                                     69              70
   Series 2004-1 Class 3A1
   7.000% due 02/25/34                                     27              28
   Series 2004-C1 Class A3
   4.321% due 01/15/37                                    615             585
Crown Castle Towers LLC (p)
   5.074% due 06/15/35                                    150             144
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2003-3 Class 2A3
   4.500% due 10/25/33                                     18              18
   Series 2005-AR1 Class 2A3
   5.031% due 08/25/35                                    905             893
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    547             554
   Series 1999-CG1 Class S
   Interest Only STRIP
   1.033% due 03/10/32                                  6,323             148
Downey Savings & Loan Association Mortgage Loan
   Trust
   Series 2004-AR3 Class 1A1B (E)
   6.092% due 07/19/44                                    313             317
   Series 2006-AR1 Class 2A1A (E)
   4.828% due 04/19/36                                    896             896
Fannie Mae
   15 Year TBA (I)
   4.500%                                               1,835           1,747
   5.000%                                               8,095           7,880
   5.500%                                               1,510           1,498

 86  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   30 Year TBA (I)
   4.500%                                               1,635           1,497
   5.000%                                              15,840          14,979
   5.500%                                              36,535          35,473
   6.000%                                              13,765          13,700
   6.500%                                               2,870           2,918
   7.000%                                               3,765           3,870
   7.500%                                                 200             208
   6.000% due 2016                                         33              33
   5.000% due 2017                                         13              12
   5.500% due 2017                                         50              50
   6.000% due 2017                                         67              68
   6.500% due 2017                                        132             135
   4.500% due 2018                                        710             677
   5.000% due 2018                                      1,637           1,596
   10.000% due 2018                                        46              50
   4.500% due 2020                                        472             450
   5.000% due 2020                                      3,139           3,058
   5.500% due 2020                                        204             202
   10.000% due 2024                                        46              50
   5.500% due 2025                                        464             454
   5.702% due 2025 (E)                                     36              37
   5.791% due 2026 (E)                                    244             250
   7.500% due 2027                                          9              10
   7.000% due 2028                                         31              32
   5.500% due 2029                                        647             631
   6.500% due 2029                                          3               3
   7.000% due 2029                                        123             126
   7.500% due 2029                                        105             110
   8.000% due 2029                                          9               9
   8.500% due 2029                                          3               3
   7.000% due 2030                                          8               8
   7.500% due 2030                                         79              82
   8.500% due 2030                                        342             367
   9.500% due 2030                                         98             107
   7.000% due 2031                                        590             609
   7.500% due 2031                                        258             267
   8.000% due 2031                                        359             382
   8.500% due 2031                                        314             340
   6.000% due 2032                                      1,088           1,086
   6.500% due 2032                                          3               4
   7.000% due 2032                                        687             707
   7.500% due 2032                                        268             280
   8.000% due 2032                                         39              41
   3.908% due 2033 (E)                                    801             781
   4.666% due 2033 (E)                                    470             465
   4.687% due 2033 (E)                                    903             895
   5.000% due 2033                                      1,324           1,260
   5.500% due 2033                                      2,784           2,711
   6.000% due 2033                                        355             354
   7.000% due 2033                                      1,442           1,483
   5.000% due 2034                                      1,579           1,500
   5.500% due 2034                                     16,018          15,594
   6.000% due 2034                                        719             717

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.000% due 2034                                        457             470
   7.500% due 2034                                        173             180
   4.488% due 2035 (E)                                  1,617           1,597
   4.836% due 2035 (E)                                  1,628           1,596
   5.000% due 2035                                      1,184           1,123
   5.500% due 2035                                     40,035          38,902
   6.000% due 2035                                      1,555           1,549
   7.000% due 2035                                      8,487           8,728
   7.500% due 2035                                        931             970
   5.000% due 2036                                        548             522
   6.000% due 2036                                        207             206
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                    629             641
   Series 1996-46 Class ZA
   7.500% due 11/25/26                                     94             100
   Series 1997-281 Class 2
   Interest Only STRIP
   9.000% due 11/01/26                                     46              12
   Series 2000-306 Class IO
   Interest Only STRIP
   8.000% due 05/01/30                                     48              12
   Series 2001-317 Class 2
   Interest Only STRIP
   8.000% due 08/01/31                                     51              12
   Series 2002-320 Class 2
   Interest Only STRIP
   7.000% due 03/01/32                                     24               6
   Series 2002-50 Class SC (E)
   Interest Only STRIP
   3.141% due 12/25/29                                     23               1
   Series 2003-122 Class AJ
   4.500% due 02/25/28                                    163             158
   Series 2003-16 Class NI
   Interest Only STRIP
   5.000% due 02/25/15                                    281              13
   Series 2003-25 Class IK
   Interest Only STRIP
   7.000% due 04/25/33                                    114              27
   Series 2003-32 Class FH
   5.359% due 11/25/22                                    763             768
   Series 2003-32 Class UI
   Interest Only STRIP
   6.000% due 05/25/33                                    153              38
   Series 2003-33 Class IA
   Interest Only STRIP
   6.500% due 05/25/33                                    938             158

                                                       Fixed Income III Fund  87

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-35 Class IU
   Interest Only STRIP
   6.000% due 05/25/33                                    196              48
   Series 2003-35 Class UI
   Interest Only STRIP
   6.500% due 05/25/33                                    192              48
   Series 2003-64 Class JI
   Interest Only STRIP
   6.000% due 07/25/33                                    176              44
   Series 2003-78 Class FI
   5.359% due 01/25/33                                    756             761
   Series 2003-82 Class IA
   Interest Only STRIP
   6.000% due 08/25/32                                    174              29
   Series 2003-82 Class WI
   Interest Only STRIP
   6.000% due 08/25/32                                     36               5
   Series 2004-21 Class FL
   5.309% due 11/25/32                                    402             403
   Series 2005-110 Class MB
   5.500% due 09/25/35                                    625             620
   Series 2005-120 Class UF
   5.309% due 03/25/35                                  1,091           1,093
   Series 2005-65 Class FP
   5.209% due 08/25/35                                    629             628
   Series 2006-28 Class 1P
   Interest Only STRIP
   1.521% due 03/25/36                                  4,545             124
   Series 2006-5 Class 3A2
   4.685% due 05/25/35                                    100              97
Fannie Mae Grantor Trust
   Series 2001-T8 Class A2
   9.500% due 07/25/41                                     86              93
   Series 2005-T2 Class 1A1 (E)
   4.667% due 11/28/35                                     46              46
Fannie Mae Whole Loan
   Series 2003-W17 Class 1A6
   5.310% due 08/25/33                                  1,700           1,633
   Series 2004-W11 Class 1A2
   6.500% due 05/25/44                                    243             247
   Series 2004-W9 Class 2A1
   6.500% due 02/25/44                                    129             131
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-58 Class 1A2
   3.108% due 05/25/35                                      4               4
   Series 2003-58 Class 2A
   6.500% due 09/25/43                                    122             124
   Series 2004-H01 Class A1
   2.614% due 07/15/11                                    157             155
   Series 2005-63 Class 1A1
   4.951% due 02/25/45                                     78              78

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities
   Series 2004-FA1 Class 1A1
   6.250% due 10/25/34                                    382             382
First Horizon Asset Securities, Inc.
   Series 2003-5 Class 1A17
   8.000% due 07/25/33                                     57              60
   Series 2004-AR5 Class 4A1
   5.673% due 10/25/34                                    147             145
   Series 2004-AR7 Class 1A1 (E)
   4.467% due 02/25/35                                    293             292
   Series 2005-AR5 Class 3A1
   5.523% due 10/25/35                                    246             244
First Union-Lehman Brothers-Bank of America
   Series 1998-C2 Class A2
   6.560% due 11/18/35                                     30              31
Freddie Mac
   15 Year TBA (I)
   5.500%                                               3,675           3,642
   30 Year TBA (I)
   5.000%                                               8,665           8,191
   5.500%                                               5,780           5,614
   6.000%                                                 440             438
   8.500% due 2017                                         64              68
   10.500% due 2017                                        25              28
   10.000% due 2020                                        66              71
   5.732% due 2027 (E)                                     58              60
   5.951% due 2028 (E)                                     46              47
   6.025% due 2028 (E)                                     42              43
   5.801% due 2030 (E)                                      9               9
   3.914% due 2034                                        138             137
   4.630% due 2034 (E)                                    564             562
   4.910% due 2034 (E)                                  1,204           1,184
   Series 1991-103 Class Z
   9.000% due 02/15/21                                     79              79
   Series 1994-173 Class Z
   7.000% due 05/15/24                                    130             136
   Series 1998-191 Class IO
   Interest Only STRIP
   8.000% due 01/01/28                                     38               9
   Series 1998-194 Class IO
   Interest Only STRIP
   6.500% due 04/01/28                                    124              29
   Series 1999-212 Class SG (E)
   Interest Only STRIP
   2.063% due 06/17/27                                    559              20

 88  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2001-212 Class IO
   Interest Only STRIP
   6.000% due 05/01/31                                     97              23
   Series 2001-215 Class IO
   Interest Only STRIP
   8.000% due 06/01/31                                     72              18
   Series 2001-232 Class ZQ
   6.500% due 06/15/31                                    588             611
   Series 2003-259 Class IQ
   Interest Only STRIP
   5.000% due 06/15/17                                    347              43
   Series 2003-261 Class DI
   Interest Only STRIP
   5.500% due 05/15/27                                    161               6
   Series 2003-261 Class UI
   Interest Only STRIP
   6.500% due 05/15/33                                    129              30
   Series 2003-262 Class AB
   2.900% due 11/15/14                                    882             847
   Series 2003-263 Class YH
   3.500% due 08/15/22                                    539             535
   Series 2003-264 Class IM
   Interest Only STRIP
   7.000% due 07/15/33                                    166              40
   Series 2003-266 Class MA
   4.500% due 10/15/31                                    307             300
   Series 2003-269 Class FE
   5.501% due 12/15/28                                    735             742
   Series 2004-276 Class IP
   Interest Only STRIP
   5.500% due 07/15/23                                    822              53
   Series 2004-277 Class UF
   5.201% due 06/15/33                                    998           1,001
   Series 2004-281 Class DF
   5.351% due 06/15/23                                    284             286
   Series 2004-287 Class GC
   5.000% due 11/15/29                                    170             164
   Series 2004-289 Class PC
   5.000% due 07/15/30                                    340             328
   Series 2005-291 Class KP
   5.000% due 11/15/29                                    215             208
   Series 2005-292 Class IG
   Interest Only STRIP
   5.000% due 04/15/23                                    374              69
   Series 2005-294 Class FA
   5.071% due 03/15/20                                    555             555
   Series 2005-302 Class MB
   5.000% due 12/15/28                                    200             195
   Series 2005-305 Class JF
   5.201% due 10/15/35                                    631             631
   Series 2005-306 Class PC
   5.000% due 02/15/29                                    620             603
   Series 2006-R00 Class AK
   5.750% due 12/15/18                                    760             757

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freddie Mac Gold
   6.000% due 2016                                         59              60
   5.000% due 2018                                        112             109
   5.500% due 2020                                      2,137           2,120
   5.500% due 2024                                        297             291
   8.500% due 2027                                        140             151
   7.000% due 2030                                        110             113
   7.500% due 2030                                        236             246
   8.000% due 2030                                         80              85
   7.000% due 2031                                        208             212
   7.500% due 2031                                         19              20
   8.000% due 2031                                         20              22
   5.000% due 2033                                        721             687
   6.500% due 2033                                         66              67
   7.000% due 2033                                         46              47
   7.500% due 2032                                        128             133
GE Capital Commercial Mortgage Corp.
   Series 2002-1A Class A3
   6.269% due 12/10/35                                    305             316
   Series 2002-3A Class A1
   4.229% due 12/10/37                                  1,405           1,365
   Series 2005-C2 Class A2
   4.706% due 05/10/43                                     30              29
   Series 2005-C3 Class A3FX
   4.863% due 07/10/45                                     10              10
   Series 2006-C1 Class A4
   5.519% due 03/10/44                                    980             956
Ginnie Mae I
   30 Year TBA (I)
   5.500%                                               1,100           1,080
   10.500% due 2016                                        24              27
   11.000% due 2020                                        63              69
   10.000% due 2022                                        53              58
   7.500% due 2024                                         25              27
   7.500% due 2032                                         34              36
Ginnie Mae II (E)
   4.750% due 2023                                         26              26
   5.125% due 2023                                         69              69
   4.750% due 2024                                        188             189
   5.125% due 2024                                        195             197
   4.375% due 2025                                        243             243
   4.750% due 2025                                          6               6
   5.125% due 2026                                         91              91
   4.375% due 2027                                        158             159
   4.750% due 2027                                        124             124

                                                       Fixed Income III Fund  89

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.125% due 2027                                         11              11
   4.375% due 2028                                          5               5
   4.375% due 2030                                        299             300
Global Signal Trust
   Series 2004-2A Class A
   4.232% due 12/15/14                                    225             217
   Series 2006-1 Class B (p)
   5.588% due 02/15/36                                    125             124
   Series 2006-1 Class C (p)
   5.707% due 02/15/36                                    190             188
GMAC Mortgage Corp. Loan Trust
   Series 2005-AR2 Class 4A (E)
   5.195% due 05/25/35                                    386             373
   Series 2005-AR6 Class 3A1
   5.299% due 11/19/35                                    788             776
Government National Mortgage Association (E)
   Series 1999-27 Class SE
   Interest Only STRIP
   3.690% due 08/16/29                                    185              13
   Series 1999-44 Class SA
   Interest Only STRIP
   3.640% due 12/16/29                                    199              18
   Series 2000-29 Class S
   Interest Only STRIP
   3.578% due 09/20/30                                     55               3
   Series 2002-27 Class SA
   Interest Only STRIP
   3.090% due 05/16/32                                     80               5
Greenpoint Mortgage Funding Trust
   Series 2005-AR3 Class X1
   Interest Only STRIP
   1.764% due 08/25/45                                  3,016              99
   Series 2005-AR4 Class X4
   Interest Only STRIP
   1.802% due 10/25/45                                  3,745             121
   Series 2006-AR2 Class 3A2 (E)
   5.279% due 08/25/35                                    876             877
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                    435             425
   Series 2005-GG5 Class A41
   5.243% due 04/10/37                                  1,040           1,018
GS Mortgage Securities Corp. II
   Series 2006-GG6 Class A4
   5.553% due 04/10/38                                    320             316
   Series 2006-GG6 Class AJ
   5.782% due 04/10/38                                    240             237
GSMPS Mortgage Loan Trust
   Series 1998-3 Class A (p)
   7.750% due 09/19/27                                     62              64
   Series 1999-3 Class A
   8.000% due 08/19/29                                    104             109

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-RP1 Class 1A3 (p)
   8.000% due 01/25/35                                    330             346
   Series 2005-RP1 Class 1A4 (p)
   8.500% due 01/25/35                                    187             199
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.404% due 06/25/34                                    569             558
   Series 2005-AR6 Class 2A1 (E)
   4.540% due 09/25/35                                  1,619           1,582
Harborview Mortgage Loan Trust
   Series 2005-10 Class 2A1B (E)
   5.290% due 11/19/35                                    483             487
   Series 2005-14 Class 3A1A
   5.225% due 12/19/35                                    249             247
   Series 2005-16 Class 3A1B (E)
   5.250% due 01/19/36                                    620             621
   Series 2005-16 Class X1
   Interest Only STRIP
   1.683% due 01/19/36                                  2,458              88
   Series 2005-16 Class X3
   Interest Only STRIP
   1.373% due 01/19/36                                  6,468             228
   Series 2005-2 Class X
   Interest Only STRIP
   1.098% due 05/19/35                                  4,962             130
   Series 2005-3 Class X2
   Interest Only STRIP
   0.792% due 06/19/35                                  4,532             119
   Series 2005-5 Class 2A1B (E)
   5.200% due 07/19/45                                    311             312
   Series 2006-1 Class PO1
   Zero coupon due 03/19/37                                --              --
   Series 2006-1 Class X1
   Interest Only STRIP
   1.321% due 03/19/37                                  3,550             184
Impac CMB Trust (E)
   Series 2004-3 Class 1A
   5.209% due 06/25/34                                    188             188
Impac Secured Assets CMN Owner Trust (E)
   Series 2004-3 Class 1A1
   5.159% due 11/25/34                                     26              26
IndyMac Index Mortgage Loan Trust
   Series 2004-AR4 Class 1A
   4.583% due 08/25/34                                    360             358

 90  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-AR1 Class AX2
   Interest Only STRIP
   0.807% due 07/25/35                                  3,317             120
   Series 2005-AR2 Class 1A21
   5.900% due 12/25/35                                    358             359
   Series 2006-AR6 Class 2A1B (E)
   5.220% due 06/25/47                                    875             875
   Series 2006-AR7 Class 5A1
   6.166% due 05/25/36                                    380             381
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C1 Class A3
   5.376% due 07/12/37                                    250             248
   Series 2003-C1 Class A2
   4.985% due 01/12/37                                    390             377
   Series 2004-FL1 Class A1
   5.071% due 04/16/19                                    127             127
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    575             553
   Series 2005-CB1 Class A4
   5.335% due 08/12/37                                    495             481
   Series 2005-LDP Class A4
   5.346% due 12/15/44                                    625             604
   Series 2005-LDP Class AJ
   4.842% due 07/15/42                                    230             214
   Series 2006-CB1 Class A4
   5.481% due 12/12/44                                    480             471
   Series 2006-CB1 Class AJ
   5.679% due 12/12/44                                     95              93
   Series 2006-LDP Class D
   5.776% due 04/15/43                                     95              93
JP Morgan Mortgage Trust
   Series 2005-A2 Class 2A1
   4.711% due 04/25/35                                    195             196
   Series 2005-A6 Class 1A2
   5.153% due 09/25/35                                    475             460
LB-UBS Commercial Mortgage Trust
   Series 2004-C4 Class A3
   5.155% due 06/15/29                                  1,055           1,041
   Series 2005-C5 Class A2
   4.885% due 09/15/30                                    475             466
   Series 2006-C1 Class A2
   5.084% due 02/15/31                                     15              15
   Series 2006-C3 Class AJ
   5.720% due 03/15/39                                     35              35
Lehman Mortgage Trust
   Series 2005-2 Class 2A3
   5.500% due 12/25/35                                    393             392
   Series 2005-3 Class 1A3
   5.500% due 01/25/36                                  1,215           1,205
Luminent Mortgage Trust
   Series 2006-1 Class A1
   5.199% due 04/25/36                                    620             621

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mastr Alternative Loans Trust
   Series 2003-4 Class B1
   5.655% due 06/25/33                                    373             367
   Series 2003-6 Class 3A1
   8.000% due 09/25/33                                     43              43
   Series 2003-9 Class 1A1
   5.500% due 12/25/18                                    175             173
   Series 2005-3 Class 7A1
   6.000% due 04/25/35                                    293             290
Mastr Asset Securitization Trust
   Series 2003-11 Class 6A8 (E)
   5.459% due 12/25/33                                    833             835
   Series 2005-2 Class 1A1
   5.250% due 11/25/35                                  1,386           1,351
Mastr Reperforming Loan Trust
   Series 2005-1 Class 1A5 (p)
   8.000% due 08/25/34                                    256             268
   Series 2005-2 Class 1A4 (p)
   8.000% due 05/25/35                                    339             341
Mastr Specialized Loan Trust (p)
   5.150% due 07/25/35                                    215             210
Mellon Residential Funding Corp.
   Series 2000-TBC Class A1
   5.141% due 06/15/30                                    407             417
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2005-A6 Class 2A1
   5.079% due 08/25/35                                    485             485
Merrill Lynch Mortgage Trust
   4.350% due 11/15/10 (p)                                105             103
   4.330% due 11/25/10 (p)                                105             103
   Series 2002-MW1 Class J
   5.695% due 07/12/34                                    185             174
   Series 2004-BPC Class A3
   4.467% due 10/12/41                                    140             133
   Series 2004-MKB Class A2
   4.353% due 02/12/42                                    615             597
   Series 2005-CIP Class B
   5.274% due 07/12/38                                    150             144
MLCC Mortgage Investors, Inc.
   Series 2004-HB1 Class A2 (E)
   5.110% due 04/25/29                                    227             228
   Series 2005-1 Class 1A
   4.738% due 04/25/35                                    258             259
Morgan Stanley Capital I
   Series 1999-FNV Class G (p)
   6.120% due 03/15/31                                    130             131

                                                       Fixed Income III Fund  91

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-HQ6 Class A2A
   4.882% due 08/13/42                                    240             235
   Series 2005-IQ1 Class AAB
   5.178% due 09/15/42                                    810             791
   Series 2006-HQ8 Class A4
   5.561% due 03/12/44                                    875             859
Morgan Stanley Mortgage Loan Trust
   Series 2006-2 Class 6A
   6.500% due 02/25/36                                    232             234
Nomura Asset Acceptance Corp.
   Series 2005-AP1 Class 2A1
   5.109% due 02/25/35                                     93              93
   Series 2005-WF1 Class 2A2
   4.786% due 03/25/35                                    415             407
Prime Mortgage Trust
   Series 2004-CL1 Class 1A1
   6.000% due 02/25/34                                     89              87
   Series 2004-CL1 Class 1A2
   5.359% due 02/25/34                                     59              59
   Series 2004-CL1 Class 2A2
   5.359% due 02/25/19                                     29              29
Residential Accredit Loans, Inc.
   Series 2004-QS5 Class A6 (E)
   5.559% due 04/25/34                                    159             159
   Series 2004-QS8 Class A4
   5.359% due 06/25/34                                    761             764
   Series 2005-QA1 Class A41
   5.733% due 09/25/35                                    922             918
   Series 2005-QA8 Class NB3
   5.517% due 07/25/35                                    500             498
   Series 2006-QO1 Class 1A1
   5.219% due 02/25/46                                    370             369
   Series 2006-QO1 Class 2A1
   5.229% due 02/25/46                                    324             325
Residential Asset Mortgage Products, Inc.
   Series 2004-SL1 Class A3
   7.000% due 11/25/31                                     90              91
   Series 2004-SL4 Class A3
   6.500% due 07/25/32                                    169             172
   Series 2005-SL1 Class A2
   6.000% due 05/25/32                                    253             255
Residential Asset Securitization Trust (E)
   Series 2003-A15 Class 1A2
   5.409% due 02/25/34                                    876             879
Residential Funding Mortgage Securities I
   Series 2003-S14 Class A5
   5.359% due 07/25/18                                    836             840
   Series 2003-S5 Class 1A2 (E)
   5.409% due 11/25/18                                    436             439

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sequoia Mortgage Trust
   Series 2004-3 Class A
   5.306% due 05/20/34                                  1,532           1,532
Small Business Administration Participation
   Certificates
   Series 2005-20G Class 1
   4.750% due 07/01/25                                  1,571           1,479
Structured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 Class 5A
   5.500% due 12/25/34                                    181             177
Structured Asset Mortgage Investments, Inc. (E)
   Series 2006-AR2 Class A2
   5.269% due 02/25/36                                    612             614
   Series 2006-AR3 Class 11A2
   5.270% due 04/25/36                                  1,050           1,050
   Series 2006-AR3 Class 3A1
   5.180% due 02/25/36                                    580             580
Structured Asset Securities Corp.
   Series 2002-22H Class 1A
   6.983% due 11/25/32                                     38              39
   Series 2004-12H Class 1A
   6.000% due 05/25/34                                    167             164
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                  1,105           1,085
Thornburg Mortgage Securities Trust (E)
   Series 2005-3 Class 1A1
   5.189% due 10/25/35                                    384             384
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                  1,095           1,058
   Series 2006-C23 Class AJ
   5.515% due 01/15/45                                     55              54
Washington Mutual Alternative Mortgage
   Pass-Through Certificates
   Series 2006-2 Class 2CB
   6.500% due 03/25/36                                    336             337
   Series 2006-AR2 Class A1A (E)
   4.951% due 04/25/46                                    697             697
Washington Mutual, Inc.
   Series 2003-AR4 Class A7
   3.950% due 05/25/33                                     45              43
   Series 2003-AR9 Class 1A7
   4.052% due 09/25/33                                    195             190
   Series 2003-S9 Class A2 (E)
   5.509% due 10/25/33                                    782             786

 92  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-AR1 Class A2C
   5.135% due 07/25/44                                    180             181
   Series 2004-AR1 Class A3
   5.135% due 10/25/44                                    137             138
   Series 2004-AR1 Class X
   Interest Only STRIP
   0.609% due 07/25/44                                  4,197              79
   0.634% due 10/25/44                                  6,715             118
   Series 2004-AR8 Class X
   Interest Only STRIP
   0.381% due 06/25/44                                  2,500              45
   Series 2004-CB3 Class 1A
   6.000% due 10/25/34                                    100              98
   Series 2004-CB3 Class 4A
   6.000% due 10/25/19                                    263             266
   Series 2005-AR1 Class 1A1
   4.843% due 10/25/35                                    631             622
   Series 2005-AR1 Class A1A1 (E)
   5.249% due 10/25/45                                    184             185
   Series 2005-AR1 Class A1B1 (E)
   5.249% due 08/25/45                                    360             361
   5.219% due 10/25/45                                    618             619
   5.209% due 11/25/45                                    494             495
   5.209% due 12/25/45                                    472             472
   Series 2005-AR1 Class A1C1 (E)
   5.149% due 12/25/45                                    819             819
   Series 2005-AR6 Class B3 (E)
   5.619% due 04/25/45                                    425             423
   Series 2005-AR8 Class 2AB3 (E)
   5.319% due 07/25/45                                    464             467
   Series 2006-AR4 Class 1A1B (E)
   4.828% due 05/25/46                                    750             749
Wells Fargo Mortgage Backed Securities Trust
   Series 2004-I Class 1A1
   3.387% due 07/25/34                                    300             302
   Series 2004-T Class A1 (E)
   3.452% due 09/25/34                                    293             293
   Series 2005-12 Class 1A7
   5.500% due 11/25/35                                    525             501
   Series 2005-17 Class 1A1
   5.500% due 01/25/36                                    511             489
   Series 2005-17 Class 1A2
   5.500% due 01/25/36                                    407             390
   Series 2005-AR1 Class 2A1
   4.946% due 10/25/35                                    251             249
   Series 2006-1 Class A3
   5.000% due 03/25/21                                    384             371
   Series 2006-2 Class 2A3
   5.500% due 03/25/36                                    999             983
   Series 2006-2 Class 3A1
   5.750% due 03/25/36                                    549             537
   Series 2006-4 Class 1A8
   5.750% due 04/25/36                                    315             312

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                    687             675
   Series 2006-AR4 Class 1A1 (E)
   5.870% due 04/25/36                                    682             680
   Series 2006-AR4 Class 2A1 (E)
   5.798% due 04/25/36                                  1,020           1,010
   Series 2006-AR5 Class 2A1 (E)
   5.552% due 04/25/36                                    410             408
                                                                 ------------
                                                                      313,125
                                                                 ------------

Municipal Bonds - 0.8%
Badger TOB Asset Securitization Corp. Revenue
   Bonds, weekly demand
   6.375% due 06/01/32                                    800             856
California State University Revenue Bonds,
   weekly demand (u)
   5.000% due 11/01/30                                    140             145
City of Chicago Illinois General Obligation
   Unlimited, weekly demand (u)
   4.750% due 01/01/38                                  2,200           2,189
City of Colorado Springs Colorado Revenue Bonds,
   weekly demand
   5.000% due 11/15/33                                    200             205
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   6.250% due 06/01/33                                    435             473
New Jersey Economic Development Authority
   Revenue Bonds, weekly demand
   5.750% due 06/15/34                                    235             248
New York State Urban Development Corp. Revenue
   Bonds, weekly demand
   5.250% due 03/15/34                                    180             191
State of California General Obligation
   Unlimited, weekly demand
   5.000% due 02/01/33                                     75              76
   5.000% due 02/01/33                                     25              25
State of Illinois General Obligation Unlimited
   5.100% due 06/01/33                                    150             135
State of Oregon General Obligation Unlimited
   5.892% due 06/01/27                                    175             174

                                                       Fixed Income III Fund  93

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
State of Texas General Obligation Unlimited,
   weekly demand
   4.750% due 04/01/35                                    250             250
Tobacco Settlement Authority of Iowa
   6.500% due 06/01/23                                    100              98
West Virginia Economic Development Authority
   Revenue Bonds
   5.370% due 07/01/20                                     65              62
   6.070% due 07/01/26                                    200             195
                                                                 ------------
                                                                        5,322
                                                                 ------------

Non-US Bonds - 1.0%
Brazilian Government International Bond
   12.500% due 01/05/16                            BRL    573             273
Bundesrepublik Deutschland
   5.000% due 07/04/11                             EUR    431             575
General Motors Corp. (p)
   7.250% due 07/03/13                             EUR    100              97
International Bank for Reconstruction &
   Development
   Zero coupon due 08/20/07                        NZD    303             177
KBC Bank Funding Trust I
   6.875% due 06/30/49                             EUR    600             816
Mexican Bonos
   10.000% due 12/05/24                            MXN  3,010             301
Poland Government Bond
   6.250% due 10/24/15                             PLN    376             132
Province of Ontario
   4.500% due 03/08/15                             CAD    285             251
Province of Quebec Canada
   5.000% due 12/01/15                             CAD    490             442
Quebec Residual
   Zero coupon due 12/01/36                        CAD    880             162
Queensland Treasury Corp.
   6.000% due 10/14/15                             AUD    912             702
Russia Paris Club Participant (A)
   2.375% due 08/20/20                            JPY  16,852             148
Sweden Government Bond
   4.000% due 12/01/09                             SEK  2,260             313
   4.500% due 08/12/15                             SEK  1,090             155
   5.000% due 12/01/20                             SEK    655              99
United Kingdom Gilt
   5.750% due 12/07/09                             GBP    900           1,699
   8.000% due 09/27/13                             GBP    334             736
                                                                 ------------
                                                                        7,078
                                                                 ------------

Registered Investment Company Funds - 0.0%
Pacific Investment Management Co.
   Series High Yield Portfolio Institutional            6,770              56
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

United States Government Agencies - 1.1%
Fannie Mae
   3.875% due 02/15/10                                  1,075           1,026
   4.375% due 03/15/13                                    435             412
   Principal Only STRIP
   Zero coupon due 10/09/19                               695             314
Financing Corp.
   Principal Only STRIP
   Zero coupon due 05/11/16                               130              75
   Zero coupon due 06/06/16                               380             218
   Zero coupon due 12/27/16                               450             250
   Zero coupon due 10/06/17                               735             395
   Zero coupon due 11/30/17                             1,115             593
   Zero coupon due 02/08/18                               115              60
   Zero coupon due 04/06/18                               585             304
   Zero coupon due 08/03/18                             1,030             525
   Zero coupon due 11/02/18                               770             387
   Zero coupon due 12/06/18                               445             222
   Zero coupon due 12/27/18                             1,195             594
   Zero coupon due 04/05/19                               475             233
   Zero coupon due 09/26/19                             1,170             557
Freddie Mac
   4.375% due 11/16/07                                    340             336
   2.750% due 03/15/08 (N)                                280             268
   4.750% due 01/18/11                                    840             822
   4.750% due 01/19/16                                    325             309
                                                                 ------------
                                                                        7,900
                                                                 ------------

United States Government Treasuries - 11.2%
United States Treasury Coupon (N)
   Principal Only STRIP
   Zero coupon due 11/15/13                             1,100             754
United States Treasury Inflation Indexed Bonds
   3.875% due 01/15/09                                  1,054           1,106
   2.375% due 04/15/11                                  1,572           1,581
   3.375% due 01/15/12                                  2,042           2,167
   3.000% due 07/15/12                                  1,017           1,060
   2.000% due 07/15/14                                  6,946           6,770
   1.875% due 07/15/15 (N)                                123             118
   2.000% due 01/15/16 (N)                                 20              19
   2.375% due 01/15/25                                    738             729
   2.000% due 01/15/26 (N)                                501             465
   3.625% due 04/15/28 (N)                                491             591

 94  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Notes
   3.125% due 05/15/07                                  3,900           3,829
   4.375% due 05/15/07                                  3,595           3,576
   4.375% due 12/31/07 (N)                              1,940           1,924
   3.375% due 02/15/08 (N)                              3,000           2,923
   4.875% due 04/30/08                                    405             405
   4.375% due 12/15/10 (N)                             17,295          16,908
   5.000% due 02/15/11                                    590             593
   4.500% due 02/28/11 (N)                                160             157
   5.000% due 08/15/11                                    350             351
   3.875% due 02/15/13                                  2,475           2,317
   4.250% due 08/15/15 (N)                                310             291
   4.500% due 02/15/16 (N)                              1,750           1,674
   8.125% due 08/15/19                                  4,950           6,296
   6.250% due 08/15/23 (N)                                230             254
   7.625% due 02/15/25                                  1,450           1,845
   6.000% due 02/15/26                                  8,450           9,153
   6.375% due 08/15/27 (N)                                745             845
   6.125% due 08/15/29                                  4,810           5,335
   5.375% due 02/15/31                                    585             594
   4.500% due 02/15/36 (N)(u)                           4,335           3,896
   Principal Only STRIP
   Zero coupon due 02/15/27 (N)                         2,450             814
                                                                 ------------
                                                                       79,340
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $605,452)                                                       597,817
                                                                 ------------

COMMON STOCKS - 0.1%
Financial Services - 0.1%
Emerging Market Local Currency (AE)                    94,204           1,074
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,057)                                                           1,074
                                                                 ------------

PREFERRED STOCKS - 0.2%
Financial Services - 0.1%
DG Funding Trust (p)                                       59             626
                                                                 ------------

Producer Durables - 0.0%
Nexen, Inc.                                             4,055             102
                                                                 ------------

Utilities - 0.1%
Rural Cellular Corp. (AE)                                 560             644
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,373)                                                           1,372
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

WARRANTS & RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Travelcenters of America, Inc. (AE)
   2009 Warrants                                           20              --
                                                                 ------------

Materials and Processing - 0.0%
Solutia, Inc. (AE)
   2009 Warrants                                          450              --
                                                                 ------------

Miscellaneous - 0.0%
Mexico Government International Bond Value
   Recovery Rights (AE)
   Series E                                         1,300,000              34
   Series D                                         1,996,000              13
                                                                 ------------
                                                                           47
                                                                 ------------

Utilities - 0.0%
GT Group Telecom, Inc. (AE)(p)
   2010 Warrants                                          450              --
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $83)                                                                 47
                                                                 ------------


                                                   NOTIONAL
                                                    AMOUNT
                                                     ($)
                                                 ------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Cross Currency Options
(Fund Pays/Fund Receives)
   USD/JPY May 2006 115.00 Put (3)                      1,100              20

Eurodollar Futures
   Sept 2006 92.50 Put (5)                              1,156              --
   Sept 2006 94.00 Put (141)                           33,135               1
   Dec 2006 91.75 Put (49)                             11,239              --
   Dec 2006 92.00 Put (95)                             21,850               1
   Dec 2006 92.25 Put (117)                            26,893               1
   Dec 2006 92.50 Put (91)                             21,044               1
   Dec 2006 92.75 Put (43)                              9,971              --
   Mar 2007 92.00 Put (40)                              9,200              --
   Mar 2007 92.25 Put (40)                              9,225              --

                                                       Fixed Income III Fund  95

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                     ($)              $
-----------------------------------------------------------------------------
Swaptions
(Fund Pays/Fund Receives)
   USD Three Month LIBOR/ USD 4.250%
   Oct 2006 0.00 Call (2)                               5,000              --
   USD Three Month LIBOR/ USD 4.500%
   Oct 2006 0.00 Call (3)                              12,900               1
   USD Three Month LIBOR/ USD 4.750%
   Aug 2006 0.00 Call (1)                               2,000              --
   USD Three Month LIBOR/ USD 4.800%
   Dec 2006 0.00 Call (1)                               6,000               4
   USD Three Month LIBOR/ USD 5.000%
   Mar 2007 0.00 Call (2)                               9,000              22
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $177)                                                                51
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
SHORT-TERM INVESTMENTS - 31.0%
Abitibi-Consolidated, Inc.
   6.950% due 12/15/06                                    138             139
American General Finance Corp. (E)
   Series MTNG
   4.980% due 03/23/07                                    100             100
Arizona Public Service Co.
   6.750% due 11/15/06                                     60              60
ASB Bank Ltd. (c)(z)
   1.730% due 05/10/06                                  5,300           5,294
Bank of Ireland Governor & Co. (c)(z)
   4.610% due 05/08/06                                  1,400           1,399
Barclays Bank PLC (z)
   4.485% due 01/29/07                                  2,000           2,005
BNP Paribas Financial, Inc. (z)
   4.930% due 07/13/06                                  2,600           2,574
   5.000% due 08/28/06                                  3,300           3,245
Caremark Rx, Inc.
   7.375% due 10/01/06                                    535             539
CBA (DE) Finance Discount
   Note (z)(c)
   4.810% due 06/20/06                                  1,000             993
CC Funding Trust I
   6.900% due 02/16/07                                    230             232

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Home Loans, Inc.
   Series MTNK
   5.500% due 02/01/07                                     70              70
CSX Corp.
   4.990% due 08/03/06                                     93              93
DaimlerChrysler NA Holding Corp.
   Series MTND
   5.100% due 11/17/06                                    900             901
Danske Corp. (z)
   4.740% due 06/08/06 (c)                              1,200           1,194
   4.955% due 07/20/06                                  4,500           4,450
   4.980% due 07/26/06                                    800             790
Dexia Del LLC (z)
   4.980% due 07/25/06                                  5,900           5,830
DNB NOR Bank ASA (z)
   4.710% due 06/01/06 (c)                              1,500           1,494
   4.990% due 08/18/06                                  4,700           4,628
Duke Capital LLC
   4.302% due 05/18/06                                     95              95
Duke Energy Field Services LLC
   5.750% due 11/15/06                                     40              40
Fannie Mae (E)(N)
   4.810% due 09/22/06                                    600             600
Fannie Mae Discount Notes (z)
   Zero coupon due 06/30/06                             1,285           1,275
Federal National Mortgage Association Discount
   Notes (c)(z)(N)
   4.735% due 06/21/06                                  3,900           3,874
   4.678% due 06/28/06                                  5,700           5,655
FedEx Corp.
   2.650% due 04/01/07                                     70              68
Ford Motor Credit Co.
   5.700% due 11/16/06                                    400             398
   5.880% due 03/21/07 (E)                                900             886
FPL Group Capital, Inc.
   4.086% due 02/16/07                                    160             158
France Treasury Bills BTF
   2.440% due 05/04/06                           EUR      250             315
   Zero coupon due 07/13/06                               700             878
Frank Russell Investment Company Money Market
   Fund                                            78,778,000          78,778
Freddie Mac Discount Notes (c)(z)
   4.354% due 05/16/06                                  2,100           2,096
   Zero coupon due 06/12/06                             5,020           4,993
   Zero coupon due 06/26/06                             4,800           4,766
   Zero coupon due 06/28/06                             3,080           3,056
   Zero coupon due 06/30/06                             1,120           1,111
General Electric Capital Corp. (c)(z)
   4.790% due 06/12/06                                  5,700           5,668
General Motors Acceptance Corp. (E)
   5.968% due 01/16/07                                    200             197

 96  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
German Treasury Bills
   Zero coupon due 07/12/06                      EUR      400             502
   Zero coupon due 09/13/06                      EUR    1,000           1,249
   Zero coupon due 10/18/06                      EUR      700             871
GTE Hawaiian Telephone Co.
   Series B
   7.375% due 09/01/06                                     65              65
HBOS Treasury Service PLC (z)
   4.610% due 05/09/06 (c)                              2,200           2,198
   4.745% due 06/08/06 (c)                              3,800           3,781
   4.985% due 07/28/06                                    500             494
ING US Funding, LLC (z)
   4.805% due 06/19/06 (c)                              5,700           5,663
JPMorgan Chase & Co.
   5.350% due 03/01/07                                     75              75
Kerr-McGee Corp.
   5.875% due 09/15/06                                     20              20
Liberty Media Corp.
   6.410% due 09/17/06                                    372             373
Marsh & McLennan Cos., Inc.
   5.375% due 03/15/07                                    415             414
Monongahela Power Co.
   5.000% due 10/01/06                                    210             209
Netherlands Government Bond
   5.750% due 02/15/07                           EUR      145             187
Nordea North America, Inc. (c)(z)
   4.600% due 05/08/06                                  2,400           2,398
Northrop Grumman Corp.
   4.079% due 11/16/06                                     50              50
Panhandle Eastern Pipe Line
   Series B
   2.750% due 03/15/07                                     45              44
Premium Asset Trust
   5.103% due 02/02/07                                    245             245
Rabobank USA Financial Corp. (c)(z)
   4.820% due 05/01/06                                  5,900           5,900
RC Trust 1 Equity Preferred
   7.000% due 05/15/06                                    420             210
Skandinaviska Enskilda Banken (c)(z)
   4.780% due 06/09/06                                  5,500           5,472
   4.830% due 06/22/06                                    800             794
Societe Generale NA (z)
   4.760% due 06/12/06 (c)                              4,400           4,376
   4.940% due 07/11/06                                  1,900           1,881
Spintab Swedmortgage AB (c)(z)
   4.760% due 06/20/06                                  3,100           3,087
Sprint Capital Corp.
   4.780% due 08/17/06                                    205             205
Svenska Handelsbanken (z)
   4.890% due 07/06/06                                    700             694

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Total Fina Elf (c)(z)
   4.830% due 05/01/06                                  1,400           1,400
TXU Corp.
   Series J
   6.375% due 06/15/06                                     40              40
UBS Financial Del, LLC (c)(z)
   4.820% due 05/01/06                                  1,300           1,300
   4.640% due 06/06/06                                  5,300           5,275
United States Treasury Bills (z)
   4.507% due 06/01/06 (c)(sec.)                          250             249
   4.500% due 06/15/06 (c)(N)(sec.)                     1,085           1,079
   4.505% due 06/15/06 (c)(sec.)                           40              40
   4.535% due 06/15/06 (c)(sec.)                           20              20
   4.545% due 06/15/06 (c)                                 20              20
   4.550% due 06/15/06 (c)                                 45              45
   4.565% due 06/15/06 (c)(sec.)                           40              40
   4.566% due 06/15/06 (c)                                 30              30
   4.581% due 06/15/06 (c)                                 70              70
   4.410% due 07/13/06 (sec.)                             200             198
   4.760% due 08/31/06 (sec.)                              75              74
United States Treasury Inflation Indexed Bonds
   (sec.)
   3.375% due 01/15/07                                  1,003           1,015
United States Treasury Notes
   4.625% due 05/15/06                                  1,820           1,820
   7.000% due 07/15/06                                    170             171
   3.500% due 11/15/06                                  7,850           7,789
   3.750% due 03/31/07 (N)                              1,270           1,256
Westpac Banking Corp. (c)(z)
   4.715% due 05/30/06                                  1,000             996
Westpactrust Securities, Ltd. (z)
   4.960% due 07/20/06                                  5,100           5,043
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $220,344)                                                       220,364
                                                                 ------------

                                                       Fixed Income III Fund  97

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OTHER SECURITIES - 14.6%
Frank Russell Investment Company Money Market
   Fund (X)                                        27,150,250          27,150
State Street Securities Lending Quality Trust
   (X)                                             76,485,686          76,486
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $103,636)                                                       103,636
                                                                 ------------

TOTAL INVESTMENTS - 130.0%
(identified cost $932,122)                                            924,361

OTHER ASSETS AND LIABILITIES,
NET - (30.0%)                                                        (213,515)
                                                                 ------------

NET ASSETS - 100.0%                                                   710,846
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 98  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures (CME)
   expiration date 09/06 (35)                               8,292                  3
   expiration date 12/06 (170)                             40,271               (143)
   expiration date 03/07 (216)                             51,187               (234)
   expiration date 06/07 (187)                             44,324               (168)
   expiration date 09/07 (156)                             36,978               (130)
   expiration date 12/07 (120)                             28,442                (89)
   expiration date 03/08 (36)                               8,531                 (5)

United States Treasury Bonds
   expiration date 06/06 (55)                               5,876               (296)

United States Treasury
   2 Year Notes
   expiration date 06/06 (135)                             27,504                (59)

United States Treasury
   5 Year Notes
   expiration date 06/06 (73)                               7,603                (52)

United States Treasury
   10 Year Notes
   expiration date 06/06 (400)                             42,231               (700)

Short Positions
Germany, Federal Republic
   10 Year Bonds
   expiration date 06/06 (1)                                  146                  6

United States Treasury
   2 Year Notes
   expiration date 06/06 (13)                               2,649                  2

United States Treasury
   5 Year Notes
   expiration date 06/06 (41)                               4,270                 43

United States Treasury
   10 Year Notes
   expiration date 06/06 (87)                               9,185                107

United States Treasury Bonds
   expiration date 06/06 (1)                                  107                  6
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts (a)                                                 (1,709)
                                                                     ===============
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Cross Currency Options
(Fund Pays/Fund Receives)
   USD/JPY May 2006 112.00 Put (3)                          1,100                 (6)
   USD/JPY May 2006 116.00 Put (1)                            400                (10)
   USD/JPY Jul 2006 116.00 Put (1)                            100                 (1)

Eurodollar Futures
   Sept 2006 95.50 Call (7)                                 1,671                 --
   Sept 2006 95.00 Put (6)                                  1,425                 (4)
   Sept 2006 95.25 Put (29)                                 6,906                (36)
   Sept 2006 95.50 Put (7)                                  1,671                (13)
   Dec 2006 95.00 Put (21)                                  4,988                (17)
   Dec 2006 95.25 Put (193)                                45,958               (253)
   Dec 2006 95.50 Put (15)                                  3,581                (28)
   Mar 2007 94.75 Put (7)                                   1,658                 (4)
   Mar 2007 95.25 Put (8)                                   1,905                (11)

Swaptions
(Fund Pays/Fund Receives)
   GBP 4.500%/GBP Six Month LIBOR
   Dec 2006 0.00 Put (1)                                    6,018                (30)
   USD Three Month LIBOR/ USD 4.780%
   Aug 2006 0.00 Call (1)                                   1,000                 --
   USD Three Month LIBOR/ USD 4.300%
   Oct 2006 0.00 Call (1)                                   1,000                 --
   USD Three Month LIBOR/ USD 4.310%
   Oct 2006 0.00 Call (1)                                   1,000                 --
   USD Three Month LIBOR/ USD 4.540%
   Oct 2006 0.00 Call (2)                                   2,700                 --
   USD Three Month LIBOR/ USD 4.560%
   Oct 2006 0.00 Call (1)                                   3,000                 (1)
   USD Three Month LIBOR/ USD 4.850%
   Dec 2006 0.00 Call (1)                                   3,000                 (5)
   USD Three Month LIBOR/ USD 5.040%
   Mar 2007 0.00 Call (2)                                   4,000                (20)

  See accompanying notes which are an integral part of the financial statements.

                                                       Fixed Income III Fund  99

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
United States Treasury Notes
   10 Year Futures
   May 2006 106.00 Call (20)                                2,120                 (6)
   May 2006 108.00 Call (3)                                   324                 --
   May 2006 109.00 Call (26)                                2,834                 --
   May 2006 105.00 Put (66)                                 6,930                (17)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $456)                                                     (462)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 100  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             131      AUD           181    05/08/06                  6
USD             138      AUD           191    05/08/06                  7
USD             140      AUD           190    05/08/06                  4
USD             166      AUD           222    05/08/06                  3
USD             140      CAD           163    05/08/06                  5
USD             210      CNY         1,625    03/19/07                 --
USD             873      EUR           696    05/02/06                  6
USD             249      EUR           200    05/03/06                  4
USD               2      EUR             1    05/08/06                 --
USD             142      EUR           115    05/08/06                  3
USD             144      EUR           117    05/08/06                  4
USD             145      EUR           118    05/08/06                  4
USD             176      EUR           146    05/08/06                  8
USD             187      EUR           152    05/08/06                  4
USD             190      EUR           152    05/08/06                  1
USD             325      EUR           273    05/08/06                 19
USD             333      EUR           275    05/08/06                 14
USD             523      EUR           435    05/08/06                 26
USD             661      EUR           539    05/08/06                 19
USD             985      EUR           797    05/25/06                 23
USD             194      EUR           157    06/06/06                  5
USD           1,188      EUR           960    06/23/06                 27
USD           3,263      EUR         2,730    06/23/06                193
USD             107      GBP            60    05/03/06                  2
USD             932      GBP           531    05/03/06                 37
USD               2      GBP             1    05/08/06                 --
USD             109      GBP            61    05/08/06                  3
USD             144      GBP            82    05/08/06                  6
USD             145      GBP            82    05/08/06                  3
USD             164      GBP            94    05/08/06                  6
USD             166      GBP            94    05/08/06                  3
USD             333      GBP           189    05/08/06                 11
USD           1,065      GBP           591    06/15/06                 13
USD             176      ISK        11,762    05/08/06                (17)
USD             300      JPY        34,477    05/01/06                  3
USD              11      JPY         1,290    05/08/06                 --
USD              37      JPY         4,400    05/08/06                  1
USD             163      JPY        19,039    05/08/06                  5
USD             163      JPY        19,200    05/08/06                  6
USD             166      JPY        19,039    05/08/06                  2
USD             172      JPY        20,307    05/08/06                  7
USD             177      JPY        20,779    05/08/06                  6
USD             210      JPY        24,553    05/08/06                  6
USD             326      JPY        38,104    05/08/06                  9
USD             326      JPY        38,104    05/08/06                  9

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             327      JPY        38,034    05/08/06                  7
USD             335      JPY        38,983    05/08/06                  8
USD             339      JPY        39,800    05/08/06                 11
USD             353      JPY        41,056    05/08/06                  8
USD             644      JPY        74,134    05/08/06                  8
USD             662      JPY        77,780    05/08/06                 22
USD              37      JPY         4,389    05/15/06                  1
USD              52      JPY         6,101    05/15/06                  2
USD              52      JPY         6,144    05/15/06                  2
USD              89      JPY        10,438    05/15/06                  3
USD              92      JPY        10,749    05/15/06                  3
USD             200      JPY        22,800    05/15/06                  1
USD             283      JPY        33,001    05/15/06                  8
USD             298      JPY        34,866    05/15/06                  9
USD             637      JPY        73,000    05/15/06                  6
USD             880      JPY       102,627    05/15/06                 24
USD           1,782      JPY       208,999    05/15/06                 58
USD             100      JPY        11,500    05/23/06                  1
USD             232      JPY        27,180    05/23/06                  6
USD             304      JPY        34,477    05/23/06                 --
USD           2,488      JPY       285,000    06/06/06                 29
USD             954      JPY       109,200    09/20/06                 24
USD           1,064      JPY       120,310    09/20/06                 14
USD           1,101      JPY       126,660    09/20/06                 34
USD           2,155      JPY       240,380    09/20/06                 (1)
USD             333      SEK         2,570    05/08/06                 17
AUD             181      USD           134    05/08/06                 (3)
AUD             190      USD           142    05/08/06                 (3)
AUD             191      USD           140    05/08/06                 (5)
AUD             212      USD           152    05/08/06                (10)
AUD             736      USD           550    05/08/06                 (9)
CAD             153      USD           132    05/08/06                 (6)
CAD             159      USD           139    05/08/06                 (4)
CAD             487      USD           426    05/08/06                (10)
EUR               1      USD             2    05/08/06                 --
EUR               2      USD             2    05/08/06                 --
EUR             117      USD           143    05/08/06                 (4)
EUR             118      USD           145    05/08/06                 (4)
EUR             148      USD           176    05/08/06                (11)
EUR             152      USD           188    05/08/06                 (4)
EUR             171      USD           210    05/08/06                 (6)
EUR             273      USD           331    05/08/06                (14)
EUR             273      USD           327    05/08/06                (17)
EUR             539      USD           661    05/08/06                (19)
EUR             541      USD           644    05/08/06                (39)

  See accompanying notes which are an integral part of the financial statements.

                                                      Fixed Income III Fund  101

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR             691      USD           860    05/25/06                (14)
EUR             696      USD           873    05/25/06                 (6)
EUR           1,000      USD         1,265    05/25/06                  1
EUR           2,034      USD         2,461    06/06/06               (112)
EUR             240      USD           290    06/23/06                (14)
EUR             400      USD           486    06/23/06                (21)
EUR             410      USD           503    06/23/06                (16)
EUR             890      USD         1,109    06/23/06                (18)
EUR              88      USD           106    06/27/06                 (5)
EUR           1,066      USD         1,306    06/30/06                (44)
GBP             591      USD         1,065    05/03/06                (13)
GBP              61      USD           107    05/08/06                 (5)
GBP              82      USD           145    05/08/06                 (4)
GBP              82      USD           144    05/08/06                 (6)
GBP              94      USD           167    05/08/06                 (4)
GBP              94      USD           164    05/08/06                 (7)
GBP             187      USD           326    05/08/06                (15)
GBP             357      USD           629    05/08/06                (22)
ISK          11,762      USD           176    05/08/06                 18
JPY          34,477      USD           303    05/01/06                 --
JPY             394      USD             3    05/08/06                 --
JPY          18,088      USD           155    05/08/06                 (4)
JPY          18,204      USD           156    05/08/06                 (4)
JPY          18,916      USD           164    05/08/06                 (2)
JPY          19,039      USD           166    05/08/06                 (2)
JPY          19,039      USD           167    05/08/06                 (1)
JPY          19,189      USD           163    05/08/06                 (6)
JPY          19,900      USD           171    05/08/06                 (4)
JPY          20,307      USD           173    05/08/06                 (6)
JPY          20,528      USD           176    05/08/06                 (5)
JPY          38,846      USD           333    05/08/06                 (8)
JPY          39,800      USD           340    05/08/06                (10)
JPY          73,322      USD           624    05/08/06                (21)
JPY          22,000      USD           188    06/06/06                 (6)
JPY         126,660      USD         1,128    09/20/06                 (6)
JPY         229,510      USD         2,010    09/20/06                (46)
NZD             275      USD           178    05/08/06                  2
PLN             509      USD           161    05/08/06                 (5)
SEK           1,109      USD           144    05/08/06                 (7)
SEK           2,570      USD           325    05/08/06                (24)
SEK           2,570      USD           333    05/08/06                (17)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                 154
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 102  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
Lehman Brothers                                                 3 Month USD LIBOR
   CMBS Index - AAA              Goldman Sachs          1,950      plus 0.070%               05/01/06                   (36)
                                                                1 Month USD LIBOR
Lehman Brothers High Yield       Bear Stearns           1,770      minus 0.200%              07/01/06                     2
                                                                                                           ----------------
Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                               (34)
                                                                                                           ================

INTEREST RATE SWAP CONTRACTS
------------------------------------------------------------------------------------------------------------------------
                                                                                                             MARKET
        COUNTER              NOTIONAL                                                  TERMINATION           VALUE
         PARTY                AMOUNT        FUND RECEIVES          FUND PAYS               DATE                $
-----------------------   --------------   ----------------   --------------------   ----------------   ----------------
Bank of America             USD      300   5.000%             Three Month LIBOR          06/21/36                    (31)
Bank of America             USD      500   5.000%             Three Month LIBOR          06/21/36                    (52)
Barclays Bank PLC           GBP    7,600   5.000%             Six Month LIBOR            06/15/07                     23
Barclays Bank PLC           USD    8,000   5.000%             Three Month LIBOR          06/21/08                    (47)
Barclays Bank PLC           USD      700   5.000%             Three Month LIBOR          06/21/08                     (4)
Barclays Bank PLC           USD      600   5.000%             Three Month LIBOR          06/21/11                    (11)
                                                              Consumer Price Index
BNP Paribas                  EUR     900   2.090%             (France)                   10/15/10                     --
Deutsche Bank               USD    1,000   5.000%             Three Month LIBOR          06/21/36                   (103)
Goldman Sachs               USD      400   5.000%             Three Month LIBOR          06/21/16                    (18)
Lehman Brothers             GBP    4,100   4.500%             Six Month LIBOR            09/20/09                    (86)
Lehman Brothers             USD      300   5.000%             Three Month LIBOR          12/15/35                    (18)
Merrill Lynch               GBP    5,600   4.500%             Six Month LIBOR            09/20/09                   (117)
Merrill Lynch               GBP      100   4.000%             Six Month LIBOR            12/15/35                      3
                                                                                                        ----------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $23                              (461)
                                                                                                        ================

CREDIT DEFAULT SWAP CONTRACTS
-------------------------------------------------------------------------------------------------------------------
                                                    NOTIONAL                                             MARKET
          REFERENCE                  COUNTER         AMOUNT       FUND RECEIVES      TERMINATION         VALUE
            ENTITY                    PARTY             $          FIXED RATE            DATE              $
------------------------------   ----------------   ---------   -----------------   --------------   --------------
Brazilian Government
   International Bond            Lehman Brothers        1,400   1.980%                 03/20/16                   1
Dow Jones CDX High Volatility
   5 Index                       Goldman Sachs          1,000   0.850%                 12/20/10                   8
Dow Jones CDX High Volatility
   4 Index                       UBS                    5,000   0.900%                 06/20/10                   5
Mexico Government
   International Bond            JP Morgan                200   0.920%                 03/20/16                  --
                                                                                                     --------------

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($63)                        14
                                                                                                     ==============

  See accompanying notes which are an integral part of the financial statements.

                                                      Fixed Income III Fund  103

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
Asset-Backed Securities                                       6.4
Corporate Bonds and Notes                                    14.3
International Debt                                            4.9
Loan Agreements                                               0.3
Mortgage-Backed Securities                                   44.1
Municipal Bonds                                               0.8
Non-US Bonds                                                  1.0
Registered Investment Company Funds                            --*
United States Government Agencies                             1.1
United States Government Treasuries                          11.2
Common Stocks                                                 0.1
Preferred Stocks                                              0.2
Warrants & Rights                                              --*
Options Purchased                                              --*
Short Term Investments                                       31.0
Other Securities                                             14.6
                                                  ---------------
Total Investments                                           130.0
Other Assets and Liabilities, Net                           (30.0)
                                                  ---------------

                                                            100.0
                                                  ===============
Futures Contracts                                            (0.2)
Options Written                                               (--)*
Foreign Currency Exchange Contracts                            --*
Index Swap Contracts                                          (--)*
Interest Rate Swap Contracts                                 (0.1)
Credit Default Swaps                                           --*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

 104  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,369.80      $     1,011.55
Expenses Paid During
Period*                       $        15.69      $        13.32

* Expenses are equal to the Fund's annualized expense ratio of 2.67% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,375.50      $     1,015.27
Expenses Paid During
Period*                       $        11.31      $         9.59

* Expenses are equal to the Fund's annualized expense ratio of 1.92% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,377.20      $     1,016.56
Expenses Paid During
Period*                       $         9.78      $         8.30

* Expenses are equal to the Fund's annualized expense ratio of 1.66% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                      Emerging Markets Fund  105

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 87.5%
Argentina - 0.0%
Endesa Costanera SA Class T                           145,200             150
                                                                 ------------

Bermuda - 0.1%
Credicorp, Ltd. (N)                                    56,500           1,531
                                                                 ------------

Brazil - 8.7%
Arcelor Brasil SA                                     139,702           2,577
Banco do Brasil SA                                     36,400           1,058
Banco Itau Holding Financeira SA - ADR                 32,600           1,037
Brasil Telecom Participacoes SA - ADR                  55,400           2,263
Centrais Eletricas Brasileiras SA                  27,605,400             792
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar - ADR (N)                                    39,800           1,566
Cia de Bebidas das Americas - ADR (N)                  26,500           1,227
Cia de Saneamento Basico do Estado de Sao Paulo    29,770,000           2,910
Cia Siderurgica Nacional SA                           114,033           4,005
Cia Vale do Rio Doce                                   37,700           1,933
Cia Vale do Rio Doce - ADR                            176,100           7,833
Cia Vale do Rio Doce Class A                           64,400           3,318
Cosan SA Industria e Comercio (AE)                    130,500          10,042
EDP - Energias do Brasil SA                            78,300           1,163
Gerdau SA - ADR (N)                                   342,300           5,922
Gol Linhas Aereas Inteligentes SA - ADR (N)            14,200             526
Natura Cosmeticos SA                                  863,015          11,041
Perdigao SA                                            72,900             719
Petroleo Brasileiro SA                                236,956           5,792
Petroleo Brasileiro SA - ADR                          192,675          18,282
Tele Norte Leste Participacoes SA                      43,706           1,780
Tele Norte Leste Participacoes SA - ADR               194,500           3,536
Unibanco - Uniao de Bancos Brasileiros SA              41,700             658
Unibanco - Uniao de Bancos Brasileiros SA - GDR       134,000          10,633
                                                                 ------------
                                                                      100,613
                                                                 ------------

Chile - 0.2%
Banco de Credito e Inversiones                         39,900           1,101
Coca-Cola Embonor SA - ADR                             97,500             864
Embotelladora Andina SA Class B                        53,300             791
                                                                 ------------
                                                                        2,756
                                                                 ------------

China - 4.5%
Air China, Ltd. Class H (AE)                          384,000             160
Angang New Steel Co., Ltd. Class H (AE)               290,000             252

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Anhui Co.nch Cement Co., Ltd. Class H (AE)            252,000             436
Bank of Communications Co., Ltd. Class H (AE)(p)    4,834,534           2,946
China Petroleum & Chemical Corp. Class H            7,387,254           4,693
China Petroleum & Chemical Corp. Class R (N)           17,900           1,151
China Shenhua Energy Co., Ltd. Class H              3,243,000           5,877
China Telecom Corp., Ltd. Class H                   4,675,000           1,628
Jiangsu Express Class H                             2,603,600           1,553
Jiangxi Copper Co., Ltd. Class H                    1,665,000           1,750
Maanshan Iron & Steel Class H                          92,000              33
PetroChina Co., Ltd. - ADR (N)                         19,220           2,160
PetroChina Co., Ltd. Class H                       20,884,176          23,030
Shenzhen Expressway Co., Ltd. Class H                 270,000             130
Sinopec Shanghai Petrochemical Co., Ltd. Class H    2,519,000           1,495
Sinopec Yizheng Chemical Fibre Co., Ltd. Class H      628,000             188
Travelsky Technology, Ltd. Class H                    200,000             237
Wumart Stores, Inc. Class H                            47,000             155
Yanzhou Coal Mining Co., Ltd. Class H               3,174,000           2,702
ZTE Corp. Class H                                     190,600             651
                                                                 ------------
                                                                       51,227
                                                                 ------------

Colombia - 0.5%
BanColombia SA                                        336,431           2,775
BanColombia SA - ADR (N)                               90,100           3,118
                                                                 ------------
                                                                        5,893
                                                                 ------------

Czech Republic - 0.0%
Philip Morris CR                                          177             110
                                                                 ------------

Ecuador - 0.3%
Holcim Ecuador SA - GDR (A)                            10,500             383
Holcim Ecuador SA - GDR (A)                            72,000           2,938
                                                                 ------------
                                                                        3,321
                                                                 ------------

Egypt - 1.5%
Commercial International Bank                         104,893           1,294
Commercial International Bank - GDR                    13,800             180
Egyptian Co. for Mobile Services                      124,182           3,431

 106  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Orascom Construction Industries                       199,951           8,242
Orascom Telecom Holding SAE                            56,240           2,967
Vodafone Egypt Telecommunications SAE                  77,675           1,161
                                                                 ------------
                                                                       17,275
                                                                 ------------

Hong Kong - 1.8%
Beijing Enterprises Holdings, Ltd.                    308,000             675
China Insurance International Holdings Co., Ltd.    1,680,000             910
China Mobile Hong Kong, Ltd.                          458,500           2,667
China Mobile Hong Kong, Ltd. - ADR (N)                 10,228             295
China Netcom Group Corp. Hong Kong, Ltd.            1,116,500           2,038
China Overseas Land & Investment, Ltd.              9,508,800           6,071
China Resources Power Holdings Co.                  2,396,000           1,792
China Unicom, Ltd.                                    114,000              97
CNOOC, Ltd.                                           777,000             626
Hutchison Telecommunications International, Ltd.
   (AE)                                               689,000           1,213
Kingboard Chemical Holdings, Ltd.                     215,500             568
Luen Thai Holdings, Ltd.                            1,471,000             432
Solomon Systemtech International, Ltd.              2,489,800           1,108
Techtronic Industries Co.                           1,148,400           1,926
Tencent Holdings, Ltd. (AE)                           409,000             828
                                                                 ------------
                                                                       21,246
                                                                 ------------

Hungary - 1.2%
Magyar Telekom Telecommunications PLC                 520,276           2,380
Mol Magyar Olaj-es Gazipari Rt.                        56,500           6,725
Mol Magyar Olaj-es Gazipari Rt. - GDR                  25,900           3,043
OTP Bank Rt.                                           48,100           1,866
                                                                 ------------
                                                                       14,014
                                                                 ------------

India - 6.4%
Allahabad Bank                                        243,535             413
Andhra Bank                                           429,000             750
Arvind Mills, Ltd.                                    250,100             507
Associated Cement Co., Ltd.                           101,300           2,151
Bajaj Auto, Ltd.                                       60,950           3,993
Bajaj Hindustham, Ltd.                                687,750           7,909
Bank of Baroda                                        220,000           1,082
Bank of India                                          30,000              81
Bharti Tele Ventures, Ltd. (AE)                       398,700           3,603
Chennai Petroleum Corp., Ltd.                         194,660           1,045
Financial Technologies India, Ltd.                     19,600             805
GAIL India, Ltd.                                      186,767           1,206
GAIL India, Ltd. - GDR                                 53,800           2,179

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Gateway Distriparks, Ltd.                             118,467             640
Genesis Indian Investment Co. (AE)                    612,819          20,480
Gujarat Ambuja Cements, Ltd.                          592,221           1,533
Hawaiindustriesustan Zinc, Ltd.                       330,340           7,194
HDFC Bank, Ltd. - ADR                                  34,500           2,029
I-Flex Solutions, Ltd.                                 34,900             921
IL&FS Investsmart, Ltd. (AE)                          116,978             520
Indian Overseas Bank                                  250,000             547
Oriental Bank of Commerce                             111,000             570
Petronet LNG, Ltd. (AE)                               804,000           1,052
State Bank of India, Ltd. - GDR                        72,210           3,679
Sun TV, Ltd. (AE)                                      53,291           1,512
Suzlon Energy, Ltd.                                    40,065           1,124
Tata Steel, Ltd.                                      333,370           4,708
Union Bank Of India                                   118,000             306
Videsh Sanchar Nigam, Ltd.                            126,293           1,169
                                                                 ------------
                                                                       73,708
                                                                 ------------

Indonesia - 2.8%
Aneka Tambang Tbk PT                                3,141,646           2,056
Astra Agro Lestari Tbk PT                             244,789             184
Bank Central Asia Tbk PT                              725,681             362
Bank Danamon Indonesia Tbk PT                       1,605,200             941
Bank Mandiri Persero Tbk PT                        18,026,503           3,940
Bank Rakyat Indonesia                              20,562,272          10,825
PT Astra International Tbk                          2,744,277           3,733
Ramayana Lestari Sentosa Tbk PT                     5,957,500             617
Telekomunikasi Indonesia Tbk PT                    10,622,700           9,129
                                                                 ------------
                                                                       31,787
                                                                 ------------

Israel - 1.6%
Bank Hapoalim BM                                      974,800           4,912
Bank Leumi Le-Israel BM                             1,186,500           4,647
Check Point Software Technologies (AE)                200,200           3,874
Discount Investment Corp.                              19,366             476
IDB Development Corp., Ltd.                            11,903             388
Israel Chemicals, Ltd.                                 98,129             268
Tadiran Communications, Ltd.                           13,949             480
Teva Pharmaceutical Industries, Ltd. - ADR             75,000           3,038
                                                                 ------------
                                                                       18,083
                                                                 ------------

                                                      Emerging Markets Fund  107

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lebanon - 0.0%
Solidere - GDR (AE)                                     4,200              94
                                                                 ------------
Luxembourg - 0.4%
Quilmes Industrial SA - ADR (N)                         1,027              46
Tenaris SA                                                  1              --
Tenaris SA - ADR                                       96,565           4,432
                                                                 ------------
                                                                        4,478
                                                                 ------------

Malaysia - 0.9%
AirAsia BHD (AE)                                    2,106,100           1,017
Astro All Asia Networks PLC                           890,700           1,125
Bumiputra-Commerce Holdings BHD Class D             2,106,842           3,662
IOI Corp. BHD                                         416,200           1,630
Magnum Corp. BHD                                    2,122,400           1,159
MK Land Holdings BHD                                1,015,200             228
OYL Industries BHD                                    848,500           1,114
Proton Holdings BHD                                    24,000              40
TAN Chong Motor Holdings BHD                          908,000             398
                                                                 ------------
                                                                       10,373
                                                                 ------------

Mexico - 4.7%
Alfa SA de CV Class A (N)                             521,200           2,622
America Movil SA de CV - ADR
   Series L                                           192,500           7,105
Cemex SA de CV                                      2,025,054          13,686
Cemex SA de CV - ADR                                   15,000           1,013
Corp Moctezuma SA de CV                               314,600             654
Fomento Economico Mexicano SA de CV - ADR              44,924           4,172
Grupo Aeroportuario del Pacifico SA de CV - ADR        20,000             666
Grupo Aeroportuario del Sureste SA de CV - ADR
   (AE)(N)                                             14,900             578
Grupo Financiero Banorte SA de CV Class O             977,200           2,552
Grupo Mexico SA de CV Series B                         21,400              75
Grupo Modelo SA                                       300,000           1,143
Grupo Televisa SA - ADR                               175,092           3,712
Industrias Penoles SA de CV                           437,053           3,946
Organizacion Soriana SA de CV Class B (AE)(N)         174,100             785
Telefonos de Mexico SA de CV - ADR
   Series L                                            70,000           1,539
Urbi Desarrollos Urbanos SA de CV (AE)(N)             207,200           1,695
Wal-Mart de Mexico SA de CV
   Series V                                         2,684,118           7,651
                                                                 ------------
                                                                       53,594
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Pakistan - 0.9%
Engro Chemical Pakistan, Ltd.                       1,047,300           3,395
Fauji Fertilizer Co., Ltd.                          1,565,322           3,389
ICI Pakistan, Ltd.                                    265,200             631
Pakistan Petroleum, Ltd.                               72,500             332
Pakistan Telecommunication Co., Ltd.                3,025,423           2,735
                                                                 ------------
                                                                       10,482
                                                                 ------------

Philippines - 0.4%
Globe Telecom, Inc.                                    79,190           1,377
Philippine Long Distance Telephone Co.                 79,800           3,152
                                                                 ------------
                                                                        4,529
                                                                 ------------

Poland - 0.1%
Polski Koncern Naftowy Orlen (N)                       36,658             764
                                                                 ------------

Russia - 6.7%
Baltika Brewery                                        37,747           1,472
LUKOIL - ADR                                          448,376          40,623
MMC Norilsk Nickel - ADR (N)                           69,751           9,207
Mobile TeleSystems - ADR                              159,400           5,206
NovaTek OAO - GDR (p)                                 105,700           3,863
OAO Gazprom - ADR (N)                                 130,070           5,905
Promstroibank State Petersburg (AE)                   696,000             870
Pyaterochka Holding NV - GDR (AE)                      49,700             947
RBC Information Systems (AE)                          113,259           1,053
Sberbank RF                                             1,050           1,901
Seventh Continent                                      20,500             517
Surgutneftegaz - ADR                                   40,500           3,523
Tatneft - ADR (N)                                      12,532           1,495
Unified Energy System - GDR                               801              62
                                                                 ------------
                                                                       76,644
                                                                 ------------

South Africa - 10.2%
ABSA Group, Ltd.                                      259,975           5,132
African Bank Investments, Ltd.                        183,140           1,023
Alexander Forbes, Ltd.                                323,600             834
Anglo Platinum, Ltd.                                    7,511             726
AngloGold Ashanti, Ltd.                                15,500             840
AngloGold Ashanti, Ltd. - ADR (N)                      28,134           1,538
Aveng, Ltd.                                           571,300           2,258
Barloworld, Ltd.                                      193,615           4,251
Consol, Ltd.                                          460,900           1,115
DataTec, Ltd. (AE)                                     14,300              64
Edgars Consolidated Stores, Ltd.                      497,100           3,142
FirstRand, Ltd.                                       776,114           2,556
Foschini, Ltd.                                        145,186           1,471
Gold Fields, Ltd.                                     224,320           5,643
Impala Platinum Holdings, Ltd.                         24,454           4,637

 108  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Imperial Holdings, Ltd.                               158,144           4,393
Investec, Ltd.                                         20,500           1,168
JD Group, Ltd.                                        173,241           2,679
Massmart Holdings, Ltd.                                91,300             893
Medi-Clinic Corp., Ltd.                               167,563             591
MTN Group, Ltd.                                       766,400           7,648
Murray & Roberts Holdings, Ltd.                       607,630           2,749
Naspers, Ltd. Class N                                 320,308           7,032
Network Healthcare Holdings, Ltd.                   1,165,000           1,976
Pick'n Pay Stores, Ltd.                               187,300             991
Reunert, Ltd.                                          35,300             440
Sanlam, Ltd.                                        2,521,443           6,513
Sasol, Ltd. (N)                                       563,592          23,715
Sasol, Ltd. - ADR                                      12,900             534
Standard Bank Group, Ltd.                             778,619          11,111
Telkom SA, Ltd.                                        77,579           1,848
Tiger Brands, Ltd.                                    117,618           3,277
Truworths International, Ltd.                         951,428           4,589
                                                                 ------------
                                                                      117,377
                                                                 ------------

South Korea - 15.7%
Amorepacific Corp.                                      6,470           2,377
CJ Home Shopping                                       12,170           1,394
Daelim Industrial Co.                                  19,620           1,498
Daewoo Engineering & Construction Co., Ltd.             9,050             156
GS Engineering & Construction Corp.                    16,880           1,224
Hanjin Heavy Industries & Construction Co., Ltd.       35,560           1,108
Hanjin Shipping Co., Ltd. (N)                          67,460           1,860
Hankook Tire Co., Ltd.                                186,497           2,808
Hanwha Chem Corp. (N)                                 157,670           1,881
Honam Petrochemical Corp.                              26,400           1,679
Hyosung Corp. (AE)(N)                                  56,900           1,204
Hyundai Development Co.                                31,020           1,799
Hyundai Heavy Industries (N)                            9,280             889
Hyundai Mipo Dockyard                                   9,800             918
Hyundai Mobis                                          72,100           6,368
Hyundai Motor Co. (N)                                  60,280           5,298
Hyundai Steel Co.                                      28,720           1,110
Industrial Bank of Korea (N)                          245,000           4,935
KCC Corp.                                              11,184           2,532
Kookmin Bank                                          178,606          16,001
Kookmin Bank - ADR                                      4,200             374
Korea Electric Power Corp.                            298,210          13,247
Korea Electric Power Corp. - ADR                       91,320           2,082
KT Corp.                                               80,670           3,626
KT Corp. - ADR                                         17,100             398
KT Freetel Co., Ltd.                                   29,700             987
KT&G Corp.                                             54,950           3,076
KT&G Corp. - GDR (p)                                   40,500           1,134
LG Electronics, Inc.                                   19,100           1,582
LG Household & Health Care, Ltd.                       19,100           1,525

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LG International Corp.                                  3,160              89
LG Petrochemical Co., Ltd.                              7,520             165
LG.Philips LCD Co., Ltd. (AE)                          25,120           1,057
LG.Philips LCD Co., Ltd. - ADR (AE)(N)                 26,200             552
Lotte Shopping Co. - GDR (AE)(p)                       63,719           1,331
Lotte Shopping Co., Ltd.                                3,532           1,475
LS Cable, Ltd.                                          6,300             261
NCSoft Corp. (AE)                                      12,484           1,046
NHN Corp. (AE)                                          2,224             790
Orion Corp.                                             2,442             640
Poongsan Corp. (N)                                     56,600           1,290
POSCO                                                  44,335          12,362
S1 Corp.                                               16,230             724
Samsung Corp.                                          59,940           1,868
Samsung Electro-Mechanics Co., Ltd. (AE)(N)            14,790             561
Samsung Electronics Co., Ltd. (p)                       4,560           1,555
Samsung Electronics Co., Ltd.                          46,909          32,029
Samsung Electronics Co., Ltd. - GDR (p)                12,194           3,434
Samsung Fine Chemicals Co., Ltd.                       13,910             428
Samsung Fire & Marine Insurance Co., Ltd.              16,250           2,334
Samsung Securities Co., Ltd. (N)                       74,800           4,695
Shinhan Financial Group Co., Ltd. (N)                 263,770          13,144
Shinsegae Co., Ltd.                                     4,300           2,102
SK Corp.                                               21,760           1,601
SK Telecom Co., Ltd.                                   11,520           2,705
SK Telecom Co., Ltd. - ADR                            134,486           3,591
Tae Young Corp. (N)                                    11,339             950
Woori Finance Holdings Co., Ltd.                      130,740           2,952
                                                                 ------------
                                                                      180,801
                                                                 ------------

Taiwan - 10.1%
Accton Technology Corp. (AE)                          924,000             557
Acer, Inc.                                          1,319,500           2,556
Advantech Co., Ltd.                                   672,921           1,845
Asia Cement Corp.                                   1,283,000           1,003
AU Optronics Corp.                                    776,000           1,272
AU Optronics Corp. - ADR (N)                           65,800           1,081
Basso Industry Corp.                                  255,816             459
Cathay Financial Holding Co., Ltd. (AE)             1,376,000           3,084
Cathay Financial Holding Co., Ltd. - GDR               61,277           1,380
Chang Hwa Commercial Bank                           2,120,000           1,372
China Steel Corp.                                   4,336,807           4,234
China Steel Corp. - GDR                                93,236           1,827

                                                      Emerging Markets Fund  109

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chinatrust Financial Holding Co.                      265,000             218
Chunghwa Picture Tubes, Ltd.                        1,884,000             561
Chunghwa Telecom Co., Ltd.                            402,000             772
Chunghwa Telecom Co., Ltd. - ADR                      100,200           2,064
CMC Magnetics Corp. (AE)                            5,893,000           1,884
Compal Electronics, Inc.                            2,308,924           2,540
Compal Electronics, Inc. - GDR                        183,673           1,025
Delta Electronics, Inc.                               806,000           2,511
Elitegroup Computer Systems (AE)                      307,000             212
Far Eastern Textile Co., Ltd.                       1,136,637           1,044
Far EasTone Telecommunications Co., Ltd.            1,324,000           1,647
Far EasTone Telecommunications Co., Ltd. - GDR
   (p)                                                 11,000             205
Faraday Technology Corp.                              297,185             531
First Financial Holding Co., Ltd.                   2,874,000           2,283
Formosa Chemicals & Fibre Corp.                       336,000             546
Formosa Plastics Corp.                                 33,000              53
Foxconn Technology Co., Ltd.                          207,000           1,554
Gigabyte Technology Co., Ltd.                       1,088,718             860
High Tech Computer Corp.                              211,000           6,745
Himax Technologies, Inc. - ADR (AE)(N)                113,500           1,010
HON HAI Precision Industry Co. Ltd.                 2,077,424          14,096
Hua Nan Financial Holdings Co., Ltd.                  483,000             374
Lite-On Technology Corp.                               39,900              63
Macronix International Co., Ltd. (AE)               1,796,086             444
MediaTek, Inc.                                        255,200           2,979
Mega Financial Holding Co., Ltd.                    6,456,000           5,038
Mitac International                                 1,449,000           1,680
Nan Ya Plastics Corp.                                 557,000             814
Phoenixtec Power Co., Ltd.                            565,629             594
Quanta Computer, Inc.                               1,120,250           1,977
Ritek Corp. (AE)                                    5,371,161           1,678
Siliconware Precision Industries Co.                1,224,000           1,776
Systex Corp. (AE)                                     194,000              58
Taishin Financial Holdings Co., Ltd.                  856,000             563
Taiwan Cement Corp.                                   663,000             520
Taiwan Fertilizer Co., Ltd.                           734,000           1,353
Taiwan Mobile Co., Ltd.                             2,509,520           2,525
Taiwan Semiconductor Manufacturing Co., Ltd.        9,018,554          19,249
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR                                                206,963           2,169
U-Ming Marine Transport Corp.                         870,000             991
Uni-President Enterprises Corp.                     1,929,000           1,454
United Microelectronics Corp.                       3,405,000           2,369
Vanguard International Semiconductor Corp.          1,946,518           1,452
Via Technologies, Inc. (AE)                           570,693             570
Wintek Corp.                                          725,000             982
Yieh Phui Enterprise                                2,005,000             896

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Zyxel Communications Corp.                            469,680             873
                                                                 ------------
                                                                      116,472
                                                                 ------------

Thailand - 1.5%
Airports of Thailand PCL                            1,052,600           1,641
Bank of Ayudhya PCL                                 6,588,900           3,371
Charoen Pokphand Foods PCL                          3,577,100             524
CP Seven Eleven PCL                                 5,188,300           1,051
Glow Energy PCL                                       942,500             816
Kasikornbank PCL                                      828,600           1,457
Land and Houses PCL                                   159,300              36
PTT Chemical PCL                                      943,579           2,175
PTT Exploration & Production PCL                      533,500           1,791
PTT PCL                                               509,000           3,499
Regional Container Lines PCL                          500,000             274
Siam City Bank PCL                                    411,000             260
Siam City Cement PCL                                   35,600             256
                                                                 ------------
                                                                       17,151
                                                                 ------------

Turkey - 3.9%
Akbank TAS                                            831,927           6,920
Akcansa Cimento AS                                     75,895             580
Anadolu Efes Biracilik Ve Malt Sanayii AS             125,630           4,203
Arcelik                                               127,100           1,076
Cimsa Cimento Sanayi VE Tica                          263,875           2,314
Denizbank AS (AE)                                     232,106           2,053
Eregli Demir ve Celik Fabrikalari TAS                 646,715           3,863
Finansbank AS (AE)                                    331,533           1,730
Ford Otomotiv Sanayi AS                               143,300           1,430
Hurriyet Gazetecilik AS                               420,200           1,541
Migros Turk TAS                                       200,455           2,789
Trakya Cam Sanayi AS                                  241,747           1,078
Tupras Turkiye Petrol Rafine                          273,707           5,795
Turkcell Iletisim Hizmet AS                           226,187           1,437
Turkcell Iletisim Hizmet AS - ADR                       8,900             152
Turkiye Garanti Bankasi AS                            688,800           2,839
Turkiye Is Bankasi                                    373,580           3,136
Turkiye Vakiflar Bankasi Tao (AE)                     184,100           1,162
Yapi ve Kredi Bankasi (AE)                            375,377             880
                                                                 ------------
                                                                       44,978
                                                                 ------------

United Kingdom - 2.2%
Anglo American PLC                                    190,753           8,217
Genesis Smaller Companies (AE)                        266,584          15,585
Old Mutual PLC                                          2,300               8
SABMiller PLC                                          54,300           1,155
                                                                 ------------
                                                                       24,965
                                                                 ------------

 110  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States - 0.1%
Mechel OAO - ADR                                       41,100           1,114
Polyus Gold Co. (AE)                                    2,900              69
                                                                 ------------
                                                                        1,183
                                                                 ------------

Venezuela - 0.1%
Cia Anonima Nacional Telefonos de Venezuela -
   CANTV - ADR (N)                                     24,542             500
Siderurgica Venezolana Sivensa SACA (AE)            1,306,495              60
                                                                 ------------
                                                                          560
                                                                 ------------

Zimbabwe - 0.0%
Delta Corp., Ltd.                                   1,138,003             407
OK Zimbabwe                                         6,402,949             142
                                                                 ------------
                                                                          549
                                                                 ------------

TOTAL COMMON STOCKS
(cost $601,010)                                                     1,006,708
                                                                 ------------

PREFERRED STOCKS - 6.5%
Brazil - 5.6%
Banco Bradesco SA                                     188,466           7,188
Banco Itau Holding Financeira SA                      123,110           3,881
Braskem SA                                            212,335           1,496
Caemi Mineracao e Metalurgica SA                      489,000             900
Centrais Eletricas Brasileiras SA                  86,816,496           2,280
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar                                          16,750,000             648
Cia de Tecidos do Norte de Minas - Coteminas        7,256,440             713
Cia Vale do Rio Doce                                  180,500           8,000
Gerdau SA                                               9,600             166
Klabin SA                                             441,000           1,130
Petroleo Brasileiro SA                                898,772          19,909
Suzano Bahia Sul Papel e Celulose SA                  230,000           1,628
Tam SA                                                 54,900           1,418
Usinas Siderurgicas de Minas Gerais SA                360,400          13,729
Votorantim Celulose e Papel SA                         22,706             367
Weg SA                                                171,200             697
                                                                 ------------
                                                                       64,150
                                                                 ------------

Colombia - 0.0%
BanColombia SA                                          7,200              61
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

South Korea - 0.9%
Hyundai Motor Co.                                      41,560           2,459
Samsung Electronics Co., Ltd.                          15,792           8,555
                                                                 ------------
                                                                       11,014
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $37,032)                                                         75,225
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Pakistan - 0.0%
Engro Chemical Pakistan Rights (AE)                       105              20
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $0)                                                                  20
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.5%
(Number of Contracts)
Brazil - 0.0%
Bovespa Index Futures
   Jun 2006 38,926.14 (BRL)
   Call (315)                                           5,875             335
   Jun 2006 39,290.00 (BRL)
   Call (255)                                           4,801             227
                                                                 ------------
                                                                          562
                                                                 ------------

South Korea - 0.5%
Kospi 200 Index Futures
   Jun 2006 137.60 (KRW) Call (50)                      3,647           1,507
   Jun 2006 138.20 (KRW) Call (126)                     9,231           3,757
                                                                 ------------
                                                                        5,264
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $4,086)                                                           5,826
                                                                 ------------


                                                      Emerging Markets Fund  111

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.8%
United States - 4.8%
Frank Russell Investment Company Money Market
   Fund                                            50,567,000          50,567
United States Treasury Bills (c)(z)(sec.)
   4.594% due 06/15/06                                  4,600           4,574
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $55,141)                                                         55,141
                                                                 ------------

OTHER SECURITIES - 2.8%
Frank Russell Investment Company Money Market
   Fund (X)                                         8,403,018           8,403
State Street Securities Lending Quality Trust
   (X)                                             23,672,364          23,672
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $32,075)                                                         32,075
                                                                 ------------

TOTAL INVESTMENTS - 102.1%
(identified cost $729,344)                                          1,174,995

OTHER ASSETS AND LIABILITIES,
NET - (2.1%)                                                          (23,804)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,151,191
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 112  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Hang Seng Index (Hong Kong)
   expiration date 05/06 (86)                              91,667                 23

JSE-40 Index (South Africa)
   expiration date 06/06 (375)                             11,899              1,237

MSCI Taiwan Index
   expiration date 05/06 (515)                             15,661                276
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      1,536
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Brazil
Bovespa Index Futures
   Jun 2006 38,926.14 (BRL) Put (315)                       5,875                (45)
   Jun 2006 39,290.00 (BRL) Put (255)                       4,801                (37)

South Korea
Kospi 200 Index Futures
   Jun 2006 137.60 (KRW) Put (50)                           3,647               (265)
   Jun 2006 138.20 (KRW) Put (126)                          9,231               (668)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $980)                                                   (1,015)
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                      Emerging Markets Fund  113

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              34   BRL               72    05/02/06                 --
USD             461   BRL              969    05/02/06                  3
USD             150   BRL              313    05/03/06                 --
USD           1,076   BRL            2,400    06/21/06                 56
USD           1,807   BRL            4,000    06/21/06                 80
USD           2,242   BRL            5,000    06/21/06                117
USD           4,721   BRL           10,500    06/21/06                232
USD              14   HKD              105    05/02/06                 --
USD             126   HKD              979    05/02/06                 --
USD             306   KRW          300,000    06/21/06                 12
USD             919   KRW          900,000    06/21/06                 36
USD           1,060   KRW        1,000,000    06/21/06                  2
USD           1,063   KRW        1,000,000    06/21/06                 (1)
USD           1,939   KRW        1,900,000    06/21/06                 79
USD           2,545   KRW        2,500,000    06/21/06                109
USD           8,618   KRW        8,400,000    06/21/06                302
USD             215   MXN            2,388    05/02/06                  1
USD              20   THB              756    05/03/06                 --
USD              --   ZAR                1    05/05/06                 --
USD             157   ZAR            1,000    06/21/06                  9
USD           2,063   ZAR           13,000    06/21/06                 93
USD           8,956   ZAR           57,000    06/21/06                495
BRL              86   USD               41    05/02/06                 --
BRL              61   USD               29    05/03/06                 --
BRL             900   USD              403    06/21/06                (22)
BRL           1,000   USD              454    06/21/06                (17)
BRL           2,000   USD              913    06/21/06                (31)
HKD           2,503   USD              323    05/02/06                 --
IDR         761,426   USD               86    05/01/06                 (1)
IDR       2,359,955   USD              267    05/01/06                 (2)
IDR       2,364,624   USD              267    05/01/06                 (2)
IDR       3,628,649   USD              410    05/01/06                 (3)
IDR          43,260   USD                5    05/02/06                 --
IDR         820,495   USD               93    05/02/06                 --
KRW       1,000,000   USD            1,047    06/21/06                (15)
KRW       2,000,000   USD            2,098    06/21/06                (26)
KRW       2,000,000   USD            2,094    06/21/06                (30)
MXN             157   USD               14    05/02/06                 --
MYR              70   USD               19    05/03/06                 --
THB             240   USD                6    05/02/06                 --
THB             517   USD               14    05/02/06                 --
THB             719   USD               19    05/02/06                 --
THB           1,089   USD               29    05/02/06                 --
ZAR             200   USD               33    05/02/06                 --
ZAR             355   USD               57    05/02/06                 (2)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
ZAR             154   USD               26    05/03/06                 --
ZAR             276   USD               45    05/04/06                 (1)
ZAR           5,000   USD              811    06/21/06                (18)
ZAR           6,000   USD              986    06/21/06                 (8)
ZAR           7,000   USD            1,131    06/21/06                (30)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                               1,417
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 114  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       3.0             34,372
Consumer Discretionary                                        5.2             59,626
Consumer Staples                                              5.3             61,297
Financial Services                                           20.2            232,655
Health Care                                                   0.5              5,605
Integrated Oils                                              13.8            158,506
Materials and Processing                                     18.8            216,466
Miscellaneous                                                 1.1             12,348
Other Energy                                                  2.6             29,969
Producer Durables                                             1.2             13,356
Technology                                                   11.6            133,714
Utilities                                                    10.7            124,019
Warrants & Rights                                              --                 20
Options Purchased                                             0.5              5,826
Short-Term Investments                                        4.8             55,141
Other Securities                                              2.8             32,075
                                                  ---------------    ---------------

Total Investments                                           102.1          1,174,995
Other Assets and Liabilities, Net                            (2.1)           (23,804)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,151,191
                                                  ===============    ===============
                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Africa                                                       10.2            117,926
Asia                                                         46.4            534,074
Europe                                                       12.2            140,988
Latin America                                                20.3            233,191
Middle East                                                   3.1             35,452
Other Regions                                                 4.9             56,324
United Kingdom                                                2.2             24,965
Other Securities                                              2.8             32,075
                                                  ---------------    ---------------

Total Investments                                           102.1          1,174,995
Other Assets and Liabilities, Net                            (2.1)           (23,804)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,151,191
                                                  ===============    ===============

  See accompanying notes which are an integral part of the financial statements.

                                                      Emerging Markets Fund  115

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                   % OF
                                                    NET
CATEGORIES                                        ASSETS
-------------------------------------------------------------
Argentina                                                  --*
Bermuda                                                   0.1
Brazil                                                    8.7
Chile                                                     0.2
China                                                     4.5
Columbia                                                  0.5
Czech Republic                                             --*
Ecuador                                                   0.3
Egypt                                                     1.5
Hong Kong                                                 1.8
Hungary                                                   1.2
India                                                     6.4
Indonesia                                                 2.8
Israel                                                    1.6
Lebanon                                                    --*
Luxembourg                                                0.4
Malaysia                                                  0.9
Mexico                                                    4.7
Pakistan                                                  0.9
Philippines                                               0.4
Poland                                                    0.1
Russia                                                    6.7
South Africa                                             10.2
South Korea                                              15.7
Taiwan                                                   10.1
Thailand                                                  1.5
Turkey                                                    3.9
United Kingdom                                            2.2
United States                                             0.1
Venezuela                                                 0.1
Zimbabwe                                                   --*
Preferred Stock                                           6.5
Warrants & Rights                                          --*
Options Purchased                                         0.5
Short-Term Investments                                    4.8
Other Securities                                          2.8
                                              ---------------
Total Investments                                       102.1
Other Assets and Liabilities Net                         (2.1)
                                              ---------------

                                                        100.0
                                              ===============
Futures Contracts                                         0.1
Options Written                                          (0.1)
Foreign Currency Exchange Contracts                       0.1

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

 116  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,158.70      $     1,014.48
Expenses Paid During
Period*                       $        11.13      $        10.39

* Expenses are equal to the Fund's annualized expense ratio of 2.08% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,163.20      $     1,018.20
Expenses Paid During
Period*                       $         7.13      $         6.66

* Expenses are equal to the Fund's annualized expense ratio of 1.33% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,164.70      $     1,019.44
Expenses Paid During
Period*                       $         5.80      $         5.41

* Expenses are equal to the Fund's annualized expense ratio of 1.08% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                Real Estate Securities Fund  117

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 97.7%
Apartments - 18.5%
Apartment Investment & Management Co. Class A
   (o)                                                408,375          18,250
Archstone-Smith Trust (o)                           1,506,429          73,634
AvalonBay Communities, Inc. (o)                       762,700          82,143
BRE Properties, Inc. Class A (o)                       84,800           4,569
Camden Property Trust (o)(N)                          458,800          31,533
Equity Residential (o)                              1,369,300          61,441
Essex Property Trust, Inc. (o)                        236,900          25,846
GMH Communities Trust (o)                             583,100           7,172
Home Properties, Inc. (o)                              53,900           2,696
Mid-America Apartment Communities, Inc. (o)            49,100           2,602
United Dominion Realty Trust, Inc. (o)(N)             473,000          12,861
                                                                 ------------
                                                                      322,747
                                                                 ------------

Diversified - 6.6%
Colonial Properties Trust (o)                         131,200           6,460
iStar Financial, Inc. (o)(N)                          125,700           4,809
Spirit Finance Corp. (o)(N)                           934,600          10,841
Vornado Realty Trust (o)(N)                           970,372          92,807
                                                                 ------------
                                                                      114,917
                                                                 ------------

Free Standing Retail - 0.1%
Realty Income Corp. (o)(N)                             96,500           2,188
                                                                 ------------

Health Care - 3.1%
Health Care REIT, Inc. (o)(N)                         118,243           4,115
Healthcare Realty Trust, Inc. (o)(N)                  186,200           7,051
LTC Properties, Inc. (o)                               65,300           1,433
Nationwide Health Properties, Inc. (o)(N)             376,900           8,111
Omega Healthcare Investors,
   Inc. (o)(N)                                        309,000           3,952
Ventas, Inc. (o)                                      931,450          30,430
                                                                 ------------
                                                                       55,092
                                                                 ------------

Industrial - 6.7%
AMB Property Corp. (o)(N)                             608,100          30,399
First Potomac Realty Trust (o)(N)                      80,100           2,210
ProLogis (o)(N)                                     1,669,200          83,827
                                                                 ------------
                                                                      116,436
                                                                 ------------
Lodging/Resorts - 10.1%
DiamondRock Hospitality Co. (o)(N)                    104,200           1,491
FelCor Lodging Trust, Inc. (o)                        369,100           7,991
Hilton Hotels Corp.                                   964,700          25,989
Hospitality Properties Trust (o)                       67,000           2,888
Host Hotels & Resorts, Inc. (AE)(o)                 3,639,275          76,497
LaSalle Hotel Properties (o)(N)                       343,920          15,040

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc. (o)         783,583          44,962
Strategic Hotels & Resorts, Inc. (AE)(o)(N)            95,000           2,155
                                                                 ------------
                                                                      177,013
                                                                 ------------

Manufactured Homes - 0.5%
Equity Lifestyle Properties, Inc. (o)                 187,800           8,261
                                                                 ------------

Mixed Industrial/Office - 2.4%
Duke Realty Corp. (o)                                 162,600           5,756
Liberty Property Trust (o)                            586,775          26,229
PS Business Parks, Inc. (o)(N)                        196,200          10,192
                                                                 ------------
                                                                       42,177
                                                                 ------------

Office - 19.1%
Alexandria Real Estate Equities,
   Inc. (o)                                           100,700           9,123
American Financial Realty
   Trust (o)(N)                                       224,500           2,555
BioMed Realty Trust, Inc. (o)(N)                      547,220          15,147
Boston Properties, Inc. (o)(N)                        906,200          79,990
Brandywine Realty Trust (o)(N)                        577,521          16,350
Brookfield Properties Corp.                         1,075,700          34,530
CarrAmerica Realty Corp. (o)                          240,600          10,769
Columbia Equity Trust, Inc. (o)                       268,515           4,353
Corporate Office Properties
   Trust (o)(N)                                       295,500          12,263
Equity Office Properties Trust (o)                    702,700          22,697
Highwoods Properties, Inc. (o)(N)                     270,000           8,516
Kilroy Realty Corp. (o)                               235,400          16,789
Mack-Cali Realty Corp. (o)(N)                         317,500          14,357
Reckson Associates Realty Corp. (o)                   615,400          25,035
SL Green Realty Corp. (o)                             302,200          29,918
Trizec Properties, Inc. (o)(N)                      1,221,600          30,564
                                                                 ------------
                                                                      332,956
                                                                 ------------

Regional Malls - 14.6%
CBL & Associates Properties,
   Inc. (o)(N)                                        173,300           6,930
General Growth Properties, Inc. (o)                   983,000          46,152
Macerich Co. (The) (o)                                708,300          51,862
Simon Property Group, Inc. (o)                      1,581,400         129,485
Taubman Centers, Inc. (o)(N)                          484,256          19,922
                                                                 ------------
                                                                      254,351
                                                                 ------------

 118  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Self Storage - 4.3%
Extra Space Storage, Inc. (o)(N)                      331,400           5,210
Public Storage, Inc. (o)(N)                           704,200          54,139
Shurgard Storage Centers, Inc. Class A (o)             90,600           5,706
U-Store-It Trust (o)(N)                               590,100          10,787
                                                                 ------------
                                                                       75,842
                                                                 ------------
Shopping Centers - 10.1%
Acadia Realty Trust (o)                               304,100           6,864
Developers Diversified Realty Corp. (o)               802,400          42,688
Equity One, Inc. (o)(N)                               167,600           3,852
Federal Realty Investors Trust (o)                    481,700          32,866
Inland Real Estate Corp. (o)(N)                       108,400           1,573
Kimco Realty Corp. (o)(N)                             487,900          18,116
Kite Realty Group Trust (o)                           197,800           3,020
Pan Pacific Retail Properties, Inc. (o)               187,400          12,488
Regency Centers Corp. (o)                             877,100          55,336
                                                                 ------------
                                                                      176,803
                                                                 ------------

Specialty - 1.6%
Digital Realty Trust, Inc. (o)(N)                     543,530          15,328
Plum Creek Timber Co., Inc. (o)(N)                    354,600          12,872
                                                                 ------------
                                                                       28,200
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,120,382)                                                   1,706,983
                                                                 ------------

SHORT-TERM INVESTMENTS - 2.0%
Frank Russell Investment Company Money Market
   Fund                                            34,526,000          34,526
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $34,526)                                                         34,526
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 5.6%
Frank Russell Investment Company Money Market
   Fund (X)                                        25,656,215          25,656
State Street Securities Lending Quality Trust
   (X)                                             72,276,799          72,277
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $97,933)                                                         97,933
                                                                 ------------

TOTAL INVESTMENTS - 105.3%
(identified cost $1,252,841)                                        1,839,442

OTHER ASSETS AND LIABILITIES,
NET - (5.3%)                                                          (92,428)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,747,014
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                Real Estate Securities Fund  119

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Apartments                                                   18.5
Diversified                                                   6.6
Free Standing Retail                                          0.1
Health Care                                                   3.1
Industrial                                                    6.7
Lodging/Resorts                                              10.1
Manufactured Homes                                            0.5
Mixed Industrial/Office                                       2.4
Office                                                       19.1
Regional Malls                                               14.6
Self Storage                                                  4.3
Shopping Center                                              10.1
Specialty                                                     1.6
Short-Term Investments                                        2.0
Other Securities                                              5.6
                                                  ---------------
Total Investments                                           105.3
Other Assets and Liabilities, Net                            (5.3)
                                                  ---------------

                                                            100.0
                                                  ===============

See accompanying notes which are an integral part of the financial statements.

 120  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,007.50      $     1,016.56
Expenses Paid During
Period*                       $         8.26      $         8.30

* Expenses are equal to the Fund's annualized expense ratio of 1.66% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,011.50      $     1,020.28
Expenses Paid During
Period*                       $         4.54      $         4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.91% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,012.80      $     1,021.52
Expenses Paid During
Period*                       $         3.29      $         3.31

* Expenses are equal to the Fund's annualized expense ratio of 0.66% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                   Short Duration Bond Fund  121

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 76.7%
Asset-Backed Securities - 18.5%
AAA Trust (p)
   Series 2005-2 Class A1
   5.059% due 11/26/35                                    327             328
AmeriCredit Automobile Receivables Trust
   Series 2005-AX Class A3
   3.630% due 01/06/10                                  2,000           1,980
Asset Backed Securities Corp. Home Equity (E)
   Series 2002-HE1 Class M1
   6.001% due 03/15/32                                  1,396           1,396
Banc of America Securities Auto Trust
   Series 2005-WF1 Class A4
   4.080% due 04/18/10                                  3,000           2,929
Bank One Issuance Trust
   Series 2004-B2 Class B2
   4.370% due 04/15/12                                  1,500           1,454
Bear Stearns Asset Backed Securities, Inc. (E)
   Series 2004-BO1 Class 1A1
   5.159% due 09/25/34                                    327             328
BMW Vehicle Owner Trust
   Series 2004-A Class A4
   3.320% due 02/25/09                                  4,200           4,112
Brazos Higher Education Authority
   Series 2005-A Class A5
   4.910% due 12/01/40                                  3,250           3,216
California Infrastructure PG&E-1
   Series 1997-1 Class A7
   6.420% due 09/25/08                                    388             389
   Series 1997-1 Class A8
   6.480% due 12/26/09                                  3,000           3,043
California Infrastructure SCE-1
   Series 1997-1 Class A7
   6.420% due 12/26/09                                  7,450           7,552
California Infrastructure SDG&E-1
   Series 1997-1 Class A6
   6.310% due 09/25/08                                    129             129
Capital Auto Receivables Asset Trust
   Series 2004-1 Class A3
   2.000% due 11/15/07                                    427             422
   Series 2004-2 Class A2
   3.350% due 02/15/08                                  3,000           2,969
   Series 2006-1 Class A3
   5.030% due 10/15/09                                  2,225           2,215
Capital One Auto Finance Trust
   Series 2005-BSS Class A3
   4.080% due 11/15/09                                  2,000           1,969
Capital One Master Trust
   Series 2002-4A Class A
   4.900% due 03/15/10                                  1,000             996

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust
   Series 2004-3 Class A4
   3.690% due 06/15/10                                  1,000             969
   Series 2004-3 Class B
   3.860% due 08/15/11                                  1,500           1,459
Carmax Auto Owner Trust
   Series 2004-2 Class A4
   3.460% due 09/15/11                                  2,500           2,420
   Series 2005-2 Class A4
   4.340% due 09/15/10                                  2,000           1,950
Carrington Mortgage Loan Trust (E)
   Series 2005-NC3 Class A1A
   5.039% due 06/25/35                                    150             150
   Series 2005-OPT Class A1A
   5.049% due 05/25/35                                    123             123
Centex Home Equity
   Series 2003-C Class AF4
   4.960% due 04/25/32                                  1,261           1,252
Chase Manhattan Auto Owner Trust
   Series 2004-A Class A4 (N)
   2.830% due 09/15/10                                  1,800           1,745
   Series 2005-A Class A4
   3.980% due 04/15/11                                  1,000             967
   Series 2005-A Class CTFS
   4.040% due 04/15/11                                  1,000             979
CIT Equipment Collateral
   Series 2004-VT1 Class A3
   2.200% due 03/20/08                                    608             600
   Series 2005-VT1 Class A3
   4.120% due 08/20/08                                  1,150           1,138
CIT Marine Trust
   Series 1999-A Class A4
   6.250% due 11/15/19                                    712             714
CIT RV Trust
   Series 1998-A Class A5
   6.120% due 11/15/13                                    472             472
Citibank Credit Card Issuance Trust
   Series 2003-A3 Class A3
   3.100% due 03/10/10                                  1,000             962
Citigroup Mortgage Loan Trust, Inc. (E)
   Series 2005-HE3 Class A2A
   5.069% due 09/25/35                                    679             680
CNH Wholesale Master Note Trust (E)
   Series 2005-1 Class A
   5.011% due 06/15/11                                  1,500           1,499

 122  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Community Program Loan Trust
   Series 1987-A Class A4
   4.500% due 10/01/18                                  2,106           2,055
Countrywide Asset-Backed Certificates (E)
   Series 2001-BC3 Class A
   5.439% due 12/25/31                                    199             199
   Series 2005-4 Class 3AV1
   5.039% due 10/25/35                                    990             990
   Series 2005-5 Class 2A1
   5.039% due 10/25/35                                    303             303
   Series 2005-9 Class 2A1
   5.059% due 08/25/35                                    738             738
Daimler Chrysler Auto Trust
   Series 2005-A Class A3
   3.490% due 12/08/08                                  2,330           2,303
   Series 2005-A Class A4
   3.740% due 02/08/10                                  8,100           7,903
Dillard Credit Card Master Trust
   Series 2002-2 Class A
   3.800% due 09/15/10                                  3,650           3,633
Discover Card Master Trust I
   Series 2002-2 Class A
   5.150% due 10/15/09                                  2,500           2,498
   Series 2002-2 Class B
   5.450% due 10/15/09                                  1,000           1,001
E-Trade RV and Marine Trust
   Series 2004-1 Class A3
   3.620% due 10/08/18                                  1,300           1,233
Equifirst Mortgage Loan Trust (E)
   Series 2005-1 Class A1
   5.019% due 04/25/35                                    676             676
Fifth Third Auto Trust
   Series 2004-A Class A3
   3.190% due 02/20/08                                  1,417           1,407
First NLC Trust (E)
   Series 2005-2 Class AV1
   5.069% due 09/25/35                                    405             405
Fleet Credit Card Master Trust II
   Series 2001-B Class B
   5.900% due 12/15/08                                  1,100           1,101
Ford Credit Auto Owner Trust
   Series 2005-A Class A3
   3.480% due 11/15/08                                  8,225           8,135
   Series 2005-B Class A4
   4.380% due 01/15/10                                  1,500           1,476
   Series 2005-B Class B
   4.640% due 04/15/10                                  1,250           1,228
   Series 2005-C Class B
   4.520% due 09/15/10                                  1,000             975
   Series 2006-A Class A3
   5.050% due 03/15/10                                    535             533

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Franklin Auto Trust
   Series 2003-1 Class A4
   2.270% due 05/20/11                                    738             720
GE Commercial Equipment Financing LLC (E)
   Series 2004-1 Class B
   5.123% due 12/20/15                                    475             475
GE Corporate Aircraft Financing LLC (E)(p)
   Series 2004-1A Class B
   5.809% due 01/25/18                                    530             530
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-2 Class B
   5.213% due 07/20/09                                  1,000           1,002
GMAC Mortgage Corp. Loan Trust
   Series 2004-GH1 Class A2
   4.390% due 12/25/25                                  1,500           1,484
GS Auto Loan Trust
   Series 2004-1 Class A3
   2.130% due 11/15/07                                    743             737
   Series 2005-1 Class A4
   4.560% due 11/15/13                                  1,300           1,273
GSAMP Trust (E)
   Series 2004-SEA Class A2A
   5.249% due 03/25/34                                    704             704
Hertz Vehicle Financing LLC (p)
   Series 2005-2A Class A2
   4.930% due 02/25/10                                  2,500           2,472
Honda Auto Receivables Owner Trust
   Series 2003-2 Class A4
   2.160% due 10/21/08                                  3,036           2,995
   Series 2003-3 Class A4
   2.770% due 11/21/08                                  1,939           1,904
   Series 2003-4 Class A4
   2.790% due 03/16/09                                  1,000             982
   Series 2003-5 Class A3
   2.300% due 10/18/07                                    334             332
   Series 2003-5 Class A4
   2.960% due 04/20/09                                  2,135           2,085
   Series 2004-3 Class A4
   3.280% due 02/18/10                                  2,000           1,931
Household Automotive Trust
   Series 2005-3 Class A2
   4.700% due 01/17/09                                  2,600           2,595
Household Private Label Credit Card Master Note
   Trust I
   Series 2002-1 Class A
   5.500% due 01/18/11                                  3,750           3,761

                                                   Short Duration Bond Fund  123

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hyundai Auto Receivables Trust
   Series 2004-A Class A3
   2.970% due 05/15/09                                    977             963
   Series-A Class A3
   3.980% due 11/16/09                                  1,500           1,471
Illinois Power Special Purpose Trust
   Series 1998-1 Class A6
   5.540% due 06/25/09                                  2,662           2,667
IXIS Real Estate Capital Trust (E)
   Series 2005-HE2 Class A1
   5.039% due 09/25/35                                     68              68
Long Beach Auto Receivables Trust
   Series 2005-B Class A3
   4.406% due 05/15/10                                  1,500           1,481
Marlin Leasing Receivables LLC (p)
   Series 2005-1A Class A3
   4.630% due 11/17/08                                  1,650           1,631
MBNA Credit Card Master Note Trust
   Series 2005-A7 Class A7
   4.300% due 02/15/11                                  1,500           1,471
Merrill Auto Trust Securitization
   Series 2005-1 Class A3
   4.100% due 08/25/09                                  3,000           2,957
Morgan Stanley Dean Witter Capital I (E)
   Series 2002-HE1 Class A2
   5.289% due 07/25/32                                      3               3
National City Auto Receivables Trust
   Series 2002-A Class A4
   4.830% due 08/15/09                                    485             485
   Series 2004-A Class A3
   2.110% due 07/15/08                                    746             738
Nelnet Education Loan Funding, Inc.
   Series 2001-A Class A1
   5.760% due 07/01/12                                  1,917           1,932
Nissan Auto Lease Trust
   Series 2005-A Class A3
   4.700% due 10/15/08                                  3,000           2,980
Nissan Auto Receivables Owner Trust
   Series 2005-A Class A3
   3.540% due 10/15/08                                  1,650           1,629
   Series 2005-B Class A3
   3.990% due 07/15/09                                  1,600           1,578
Nordstrom Private Label Credit Card Master Note
   Trust (p)
   Series 2001-1A Class A
   4.820% due 04/15/10                                  3,500           3,495
Onyx Acceptance Grantor Trust
   Series 2005-A Class A4
   3.910% due 09/15/11                                  2,000           1,947
PBG Equipment Trust (p)
   Series 1998-1A Class A
   6.270% due 01/20/12                                    575             576

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Peco Energy Transition Trust
   Series 1999-A Class A6
   6.050% due 03/01/09                                  1,410           1,416
PG&E Energy Recovery Funding LLC
   Series 2005-1 Class A2
   3.870% due 06/25/11                                  2,905           2,839
   Series 2005-2 Class A1
   4.850% due 06/25/11                                  1,325           1,317
Popular ABS Mortgage Pass-Through Trust
   Series 2004-5 Class AF2
   3.735% due 12/25/34                                    965             955
   Series 2005-3 Class AF3
   4.437% due 07/25/35                                  2,000           1,961
Providian Gateway Master Trust (p)
   Series 2004-FA Class A
   3.650% due 11/15/11                                  1,200           1,171
PSE&G Transition Funding LLC
   Series 2001-1 Class A3
   5.980% due 06/15/08                                    564             564
Public Service New Hampshire Funding LLC
   Series 2001-1 Class A2
   5.730% due 11/01/10                                  1,083           1,090
Railcar Leasing LLC (p)
   Series 1997-1 Class A2
   7.125% due 01/15/13                                  1,000           1,039
Regions Auto Receivables Trust
   Series 2003-2 Class A3
   2.310% due 01/15/08                                    277             276
Residential Asset Mortgage Products, Inc. (E)
   Series 2004-RS1 Class AII1
   5.089% due 06/25/27                                    477             477
   Series 2004-RS2 Class AIIB
   5.209% due 02/25/34                                    543             544
SLM Student Loan Trust (p)
   Series 2003-4 Class A5B
   3.390% due 03/15/33                                  3,000           2,896
Specialty Underwriting & Residential Finance (E)
   Series 2004-BC4 Class A2A
   5.109% due 10/25/35                                    214             214
Susquehanna Auto Lease Trust (p)
   Series 2005-1 Class A3
   4.430% due 06/16/08                                  4,000           3,953
   Series 2005-1 Class B
   4.710% due 07/14/08                                  1,700           1,678

 124  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust
   Series 2003-B Class A4
   2.790% due 01/15/10                                  4,670           4,614
Toyota Motor Credit Corp.
   2.750% due 08/06/09                                  2,545           2,441
Triad Auto Receivables Owner Trust
   Series 2002-A Class A4
   3.240% due 08/12/09                                    991             982
   Series 2003-B Class A3
   2.480% due 03/12/08                                    145             145
   Series 2004-A Class A3
   1.900% due 07/14/08                                    393             392
   Series 2006-A Class A3
   4.770% due 01/12/11                                  2,000           1,981
USAA Auto Owner Trust
   Series 2004-2 Class A3
   3.030% due 06/16/08                                  3,096           3,070
   Series 2004-2 Class A4
   3.580% due 02/15/11                                  1,700           1,664
   Series 2005-2 Class A4
   4.170% due 02/15/11                                  4,000           3,888
Wachovia Auto Owner Trust
   Series 2004-A Class A3
   3.190% due 06/20/08                                  1,399           1,387
   Series 2004-A Class A4
   3.660% due 07/20/10                                  7,500           7,329
   Series 2004-B Class A3
   2.910% due 04/20/09                                  4,259           4,204
Wells Fargo Financial Auto Owner Trust
   Series 2004-A Class A4
   2.670% due 08/16/10                                  2,000           1,953
West Penn Funding LLC Transition Bonds
   Series 1999-A Class A3
   6.810% due 09/25/08                                    306             306
WFS Financial Owner Trust
   Series 2002-3 Class A4
   3.500% due 02/20/10                                    925             918
   Series 2004-1 Class A3 (N)
   2.190% due 06/20/08                                    500             498
Whole Auto Loan Trust
   Series 2003-1 Class A3B
   1.990% due 05/15/07                                    223             222
   Series 2003-1 Class B
   2.240% due 03/15/10                                    297             294
World Omni Auto Receivables Trust
   Series 2006-A Class A2
   5.050% due 10/15/08                                  3,000           2,997
                                                                 ------------
                                                                      208,027
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Corporate Bonds and Notes - 16.9%
ABN Amro Bank NV (N)
   7.125% due 06/18/07                                  1,700           1,732
Allstate Financial Global Funding (p)
   2.500% due 06/20/08                                  4,080           3,850
Altria Group, Inc. (N)
   7.650% due 07/01/08                                  1,500           1,563
American Express Centurion Bank
   Series BKNT
   4.375% due 07/30/09                                  3,440           3,343
Ameritech Capital Funding
   6.250% due 05/18/09                                  2,000           2,023
Associates Corp. of North America
   6.250% due 11/01/08                                  1,900           1,941
   8.550% due 07/15/09                                    750             815
Bank of America Corp.
   6.375% due 02/15/08                                  3,000           3,052
Bank One Corp.
   2.625% due 06/30/08                                  5,675           5,363
BankAmerica Corp.
   6.250% due 04/01/08                                  2,000           2,031
   7.125% due 03/01/09                                  1,500           1,566
BellSouth Corp.
   4.200% due 09/15/09                                  5,330           5,117
British Aerospace Finance, Inc. (p)
   7.000% due 07/01/07                                    900             913
Capital One Financial Corp.
   7.125% due 08/01/08                                  1,450           1,495
CIT Group, Inc.
   5.160% due 09/20/07 (E)                              3,800           3,809
   5.000% due 11/24/08                                  7,050           6,986
   4.250% due 02/01/10                                  2,325           2,224
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   4.890% due 03/07/08                                  1,600           1,600
Citigroup, Inc.
   4.900% due 06/04/07 (E)                              1,000           1,000
   6.200% due 03/15/09                                  5,700           5,828
Consolidated Edison Co. of New York
   Series B
   7.150% due 12/01/09                                  1,000           1,055
Credit Suisse USA, Inc. (E)
   5.000% due 12/09/08                                  3,500           3,503
CSX Corp.
   6.250% due 10/15/08                                  2,000           2,036
Deutsche Bank Financial, Inc.
   7.500% due 04/25/09                                  2,000           2,112
Entergy Mississippi, Inc.
   4.350% due 04/01/08                                    500             488

                                                   Short Duration Bond Fund  125

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
FleetBoston Financial Corp.
   6.375% due 05/15/08                                  4,185           4,266
Ford Motor Credit Co. (E)(N)
   7.680% due 11/02/07                                    200             196
GATX Rail Corp.
   6.750% due 05/01/09                                  2,500           2,549
General Electric Capital Corp.
   5.175% due 10/21/10 (E)                              2,000           2,001
   Series MTNA (N)
   4.625% due 09/15/09                                  6,460           6,315
Goldman Sachs Group, Inc.
   5.125% due 10/05/07 (E)                              2,000           2,003
   5.414% due 10/07/11 (E)                              3,000           3,020
   Series MTNB (E)
   5.420% due 07/23/09                                  2,000           2,013
Harrah's Operating Co., Inc.
   7.500% due 01/15/09                                  1,500           1,566
HSBC Finance Corp.
   6.500% due 11/15/08                                 10,130          10,404
International Lease Finance Corp.
   5.625% due 06/01/07                                  1,600           1,604
   6.375% due 03/15/09                                  1,500           1,535
   4.750% due 07/01/09                                  2,250           2,197
   Series MTNP
   3.125% due 05/03/07                                  2,200           2,150
Lehman Brothers Holdings, Inc.
   7.875% due 08/15/10                                  1,000           1,087
   Series MTNG
   3.950% due 11/10/09                                  1,000             950
Lehman Brothers, Inc.
   6.625% due 02/15/08                                  1,500           1,529
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                  1,750           1,866
Merrill Lynch & Co., Inc.
   4.831% due 10/27/08                                  3,925           3,884
Metropolitan Life Global Funding I (p)
   4.250% due 07/30/09                                  4,000           3,899
MGM Mirage
   9.750% due 06/01/07                                  1,200           1,245
Morgan Stanley
   5.235% due 07/27/07 (E)                              3,000           3,003
   3.875% due 01/15/09                                  2,000           1,923
National City Bank
   Series BKNT
   4.250% due 01/29/10                                  1,375           1,319
Northern States Power Co.
   6.875% due 08/01/09                                  3,000           3,114
Ohio Edison Co.
   4.000% due 05/01/08                                  1,100           1,068
Pepco Holdings, Inc.
   5.500% due 08/15/07                                    400             400
Principal Life Global Funding I (p)
   5.125% due 06/28/07                                  2,000           1,983
   2.800% due 06/26/08                                  5,600           5,316

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Residential Capital Corp.
   6.125% due 11/21/08                                  2,000           1,991
   6.375% due 06/30/10                                  2,000           1,992
SLM Corp.
   3.625% due 03/17/08                                  7,200           6,968
Sprint Capital Corp.
   6.375% due 05/01/09                                  3,775           3,863
Texas Eastern Transmission, LP
   5.250% due 07/15/07                                  2,900           2,889
Textron, Inc.
   6.375% due 11/15/08                                  2,500           2,547
US Bancorp
   Series MTNN
   5.100% due 07/15/07                                  1,650           1,642
US Bank NA
   Series BKNT
   4.125% due 03/17/08                                  1,600           1,567
Wachovia Bank NA
   Series BKNT
   4.375% due 08/15/08                                  2,250           2,205
Wachovia Corp.
   5.625% due 12/15/08 (N)                              8,200           8,256
   Series * (E)
   5.040% due 07/20/07                                  3,500           3,504
Wells Fargo & Co.
   4.125% due 03/10/08                                    820             803
   6.250% due 04/15/08                                  8,337           8,477
   5.000% due 03/23/10 (E)                              3,000           2,999
                                                                 ------------
                                                                      189,553
                                                                 ------------

International Debt - 3.2%
Brazilian Government International Bond (E)
   10.710% due 06/29/09                                   850             987
British Telecommunications PLC
   7.000% due 05/23/07                                  1,700           1,725
Eksportfinans A/S
   4.750% due 12/15/08                                  7,800           7,715
Eli Lilly Services, Inc. (E)(p)
   4.940% due 09/12/08                                  4,000           4,003
European Investment Bank
   3.875% due 08/15/08                                  7,450           7,250
HBOS Treasury Services PLC (p)
   3.500% due 11/30/07                                  2,000           1,948
   3.750% due 09/30/08                                  1,000             964
Interstar Millennium Trust (E)
   Series 2004-2G Class A
   5.100% due 03/14/36                                  1,675           1,679

 126  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Network Rail MTN Finance PLC
   2.625% due 03/26/08                                  9,270           8,846
Royal Bank of Scotland PLC (E)(p)
   5.125% due 07/21/08                                    900             900
                                                                 ------------
                                                                       36,017
                                                                 ------------

Mortgage-Backed Securities - 23.0%
American Home Mortgage Investment Trust (E)
   Series 2004-3 Class 5A
   4.290% due 10/25/34                                  2,155           2,107
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                    744             722
Banc of America Commercial Mortgage, Inc.
   Series 2004-2 Class A1
   2.764% due 11/10/38                                  1,816           1,748
Banc of America Funding Corp.
   Series 2005-D Class A1 (E)
   4.115% due 05/25/35                                  9,576           9,267
   Series 2006-2 Class 2A18
   5.750% due 03/25/36                                  3,584           3,554
Banc of America Mortgage Securities
   Series 2002-K Class 2A1 (E)
   5.447% due 10/20/32                                     48              48
   Series 2004-2 Class 2A1
   5.250% due 03/25/34                                  1,193           1,180
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    331             333
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-1 Class 5A1
   5.450% due 04/25/33                                    512             505
   Series 2003-8 Class 2A1 (E)
   4.810% due 01/25/34                                    503             496
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.415% due 05/25/35                                  1,410           1,411
Bear Stearns Asset Backed Securities, Inc.
   Series 2003-AC3 Class A1
   4.000% due 07/25/33                                    505             493
Bear Stearns Commercial Mortgage Securities
   Series 1998-C1 Class A1
   6.340% due 06/16/30                                    333             336
   Series 1999-C1 Class A2
   6.020% due 02/14/31                                  2,000           2,027
   Series 2001-TOP Class A1
   5.060% due 11/15/16                                    485             481
   Series 2003-PWR Class A1
   3.432% due 05/11/39                                    694             666

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-T10 Class A1
   4.000% due 03/13/40                                  1,436           1,374
   Series 2003-T12 Class A1
   2.960% due 08/13/39                                  1,333           1,280
Commercial Mortgage Pass Through Certificates
   Series 2004-LB2 Class A2
   3.600% due 03/10/39                                  1,000             957
Countrywide Alternative Loan Trust
   Series 2003-6T2 Class A1
   6.500% due 06/25/33                                    200             201
   Series 2003-J2 Class A1
   6.000% due 10/25/33                                    588             566
   Series 2004-12C Class 1A1
   5.000% due 07/25/19                                  2,942           2,842
   Series 2005-34C Class 1A6
   5.500% due 09/25/35                                  3,728           3,690
   Series 2005-73C Class 1A8
   5.500% due 01/25/36                                  3,870           3,818
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2005-HYB Class 5A1
   5.250% due 02/20/36                                  1,330           1,315
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2002-AR2 Class 2A2
   5.696% due 10/25/32                                     24              23
   Series 2002-P3 Class A (E)(p)
   5.509% due 08/25/33                                    218             219
   Series 2003-C4 Class A2
   3.908% due 08/15/36                                  1,000             969
   Series 2003-CK2 Class A1
   3.006% due 03/15/36                                    810             785
   Series 2004-C1 Class A1
   2.254% due 01/15/37                                  1,347           1,313
   Series 2005-C5 Class A1
   5.046% due 08/15/38                                  3,573           3,542
Fannie Mae
   30 Year TBA (I)
   5.000%                                               3,000           2,913
   6.000% due 2008                                         78              78
   5.500% due 2009                                      1,839           1,832
   6.000% due 2010                                        169             170
   6.500% due 2010                                        142             144
   6.000% due 2011                                        188             190
   6.500% due 2011                                        116             117
   4.500% due 2013                                      2,656           2,579
   5.000% due 2013                                      2,686           2,648
   5.500% due 2013                                        348             347

                                                   Short Duration Bond Fund  127

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.000% due 2013                                        409             414
   6.000% due 2014                                      2,048           2,074
   5.500% due 2016                                      1,222           1,214
   5.000% due 2017                                         98              95
   5.500% due 2017                                      1,897           1,886
   6.000% due 2017                                        194             196
   4.500% due 2018                                        132             126
   5.000% due 2018                                      4,291           4,186
   4.500% due 2019                                        325             309
   5.000% due 2019                                        507             494
   4.500% due 2020                                        414             395
   5.000% due 2020                                        354             345
   5.500% due 2022                                      1,362           1,337
   5.500% due 2033                                         82              79
   6.000% due 2033                                         31              31
   5.500% due 2034                                     15,580          15,169
   4.663% due 2035 (E)                                  3,888           3,791
   4.676% due 2035 (E)                                    609             598
   4.898% due 2035 (E)                                 34,324          33,697
   5.500% due 2035                                     21,307          20,700
   5.001% due 2041 (E)                                  1,117           1,128
   4.951% due 2042 (E)                                    915             919
   Series 2003-129 Class PQ
   4.500% due 07/25/33                                    396             393
   Series 2003-24 Class PU
   3.500% due 11/25/15                                    286             273
   Series 2003-27 Class TJ
   4.000% due 10/25/16                                     34              34
   Series 2003-46 Class PQ
   3.000% due 06/25/19                                  3,500           3,455
   Series 2003-62 Class OD
   3.500% due 04/25/26                                  1,250           1,186
   Series 2003-63 Class GU
   4.000% due 07/25/33                                  2,159           2,115
   Series 2003-67 Class TA
   3.000% due 08/25/17                                  3,617           3,346
   Series 2003-75 Class NB
   3.250% due 08/25/18                                    635             602
   Series 2004-17 Class HA
   3.000% due 01/25/19                                  2,109           1,916
   Series 2004-21 Class QA
   4.000% due 11/25/17                                  2,158           2,137
Fannie Mae Grantor Trust (E)
   Series 2002-T10 Class A1
   5.199% due 06/25/32                                  5,437           5,437
   Series 2005-T2 Class 1A1
   4.667% due 11/28/35                                    116             116
   Series 2005-T4 Class A1A
   5.009% due 09/25/35                                    994             994
Fannie Mae-Aces
   Series 1998-M1 Class A2
   6.250% due 01/25/08                                  1,201           1,209

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal Home Loan Bank System
   Series 2005-058 Class H
   4.750% due 10/25/10                                  3,726           3,640
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-H00 Class A2
   1.876% due 03/15/08                                      1               1
   Series 2005-63 Class 1A1 (E)
   4.951% due 02/25/45                                  1,615           1,628
Freddie Mac
   8.000% due 2010                                         27              27
   4.917% due 2035 (E)                                    933             917
   Series 1993-164 Class PD
   4.500% due 09/15/08                                     90              89
   Series 2003-255 Class PB
   5.500% due 08/15/30                                     59              58
   Series 2003-258 Class NS
   3.250% due 09/15/15                                  1,386           1,326
   Series 2003-261 Class JA
   3.760% due 03/15/29                                  1,316           1,248
   Series 2003-262 Class KP
   2.870% due 12/15/16                                  3,011           2,810
   Series 2003-263 Class CD
   4.000% due 10/15/26                                  1,500           1,436
   Series 2003-263 Class NK
   4.000% due 02/15/15                                     96              96
   Series 2003-263 Class YH
   3.500% due 08/15/22                                    633             628
   Series 2003-268 Class MX
   4.000% due 07/15/16                                  2,273           2,188
   Series 2003-271 Class OJ
   3.500% due 03/15/11                                    950             945
   Series 2004-276 Class EA
   4.500% due 04/15/13                                  1,374           1,359
   Series 2004-276 Class NL
   3.250% due 03/15/14                                  3,913           3,730
   Series 2004-278 Class HE
   4.000% due 09/15/17                                  3,591           3,422
   Series 2004-282 Class EA
   4.500% due 11/15/15                                  3,271           3,211
   Series 2004-285 Class BA
   4.500% due 02/15/20                                  1,502           1,464
   Series 2005-305 Class AP
   5.500% due 01/15/27                                  2,760           2,765
Freddie Mac Gold
   4.000% due 2007                                        915             892
   4.000% due 2008                                        753             731
   4.500% due 2008                                        849             838

 128  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.500% due 2008                                         96              95
   6.500% due 2008                                         91              92
   5.500% due 2009                                        221             219
   6.000% due 2009                                        142             143
   6.500% due 2009                                        320             323
   6.000% due 2010                                        129             129
   6.000% due 2011                                        480             484
   6.000% due 2013                                        130             131
   5.500% due 2014                                        555             550
   6.000% due 2014                                        135             136
   6.000% due 2016                                        581             586
   5.500% due 2017                                        934             927
   5.000% due 2018                                        584             569
   6.000% due 2028                                        131             131
   5.500% due 2029                                        897             875
   6.000% due 2029                                        263             264
   6.000% due 2031                                        351             351
   6.000% due 2032                                        444             443
   6.000% due 2033                                        756             756
GE Capital Commercial Mortgage Corp.
   Series 2001-3 Class A1
   5.560% due 06/10/38                                  1,429           1,433
   Series 2004-C3 Class A1
   3.752% due 07/10/39                                  2,671           2,595
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                  1,601           1,565
Ginnie Mae I
   7.000% due 2007                                          3               3
   6.000% due 2008                                         75              76
   9.500% due 2017                                          1               1
Ginnie Mae II (E)
   4.750% due 2027                                        128             129
   4.000% due 2032                                        262             261
Government National Mortgage Association
   Series 2004-78 Class A
   3.590% due 11/16/17                                  2,695           2,599
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.404% due 06/25/34                                  1,878           1,841
Impac CMB Trust (E)
   Series 2004-2 Class A2
   5.209% due 04/25/34                                    323             323
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C2 Class A1
   4.326% due 12/12/34                                    757             734
   Series 2005-LDP Class A1
   4.655% due 08/15/42                                  1,719           1,694
   4.613% due 10/15/42                                  2,506           2,465
   Series 2005-LDP Class A2
   4.790% due 10/15/42                                  2,150           2,093

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust
   Series 2003-C1 Class A1
   2.720% due 03/15/27                                  1,203           1,164
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                  1,748           1,680
Lehman Large Loan
   Series 1997-LLI Class A2
   6.840% due 10/12/34                                     30              31
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   5.141% due 06/15/30                                  1,332           1,364
Morgan Stanley Capital I
   Series 2003-T11 Class A1
   3.260% due 06/13/41                                  1,387           1,344
   Series 2004-T13 Class A1
   2.850% due 09/13/45                                    702             674
   Series 2005-HQ6 Class A1
   4.646% due 08/13/42                                  1,912           1,880
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP Class A1
   5.020% due 10/15/35                                    207             207
   Series 2002-HQ Class A2
   6.090% due 04/15/34                                    167             168
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   5.359% due 02/25/34                                    236             237
   Series 2004-CL1 Class 2A2
   5.359% due 02/25/19                                     58              58
Residential Accredit Loans, Inc.
   Series 2003-QS1 Class A1
   5.000% due 09/25/18                                  3,759           3,641
Salomon Brothers Mortgage Securities VII
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                  1,081           1,014
Structured Asset Mortgage Investments, Inc. (E)
   Series 2002-AR3 Class A1
   5.240% due 09/19/32                                     88              88
Structured Asset Securities Corp. (E)
   Series 2001-21A Class 1A1
   6.250% due 01/25/32                                    103             103
Vendee Mortgage Trust
   Series 2001-3 Class J
   6.500% due 05/15/08                                    355             358
Wachovia Bank Commercial Mortgage Trust
   Series 2002-C2 Class A2
   4.043% due 11/15/34                                  1,868           1,803

                                                   Short Duration Bond Fund  129

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-C4 Class A1
   3.003% due 04/15/35                                  1,409           1,364
Washington Mutual, Inc.
   Series 2002-AR1 Class A6
   4.816% due 10/25/32                                    599             595
   Series 2002-AR6 Class A (E)
   5.288% due 06/25/42                                    500             501
   Series 2002-AR9 Class 1A (E)
   5.151% due 08/25/42                                  1,097           1,098
   Series 2004-AR1 Class A2A (E)
   5.245% due 11/25/34                                  2,357           2,366
   Series 2005-AR1 Class A1A1 (E)
   5.249% due 10/25/45                                    461             463
Wells Fargo Mortgage Backed Securities Trust
   Series 2005-9 Class 1A1
   4.750% due 10/25/35                                  2,844           2,763
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                  1,277           1,253
                                                                 ------------
                                                                      258,364
                                                                 ------------

Non-US Bonds - 0.1%
Landwirtschaftliche Rentenbank
   0.650% due 09/30/08                           JPY   60,000             525
                                                                 ------------

United States Government Agencies - 0.4%
Federal Home Loan Bank System
   5.925% due 04/09/08                                  1,600           1,623
   Series 2004-900 Class 1
   3.920% due 09/25/09                                  1,586           1,522
   Zero coupon due 04/27/10                               749             681
Freddie Mac
   5.810% due 04/04/08                                  1,000           1,012
                                                                 ------------
                                                                        4,838
                                                                 ------------

United States Government Treasuries - 14.6%
United States Treasury Notes
   3.125% due 05/15/07                                 18,590          18,252
   3.625% due 06/30/07                                 86,215          84,949
   2.625% due 05/15/08                                 22,175          21,217
   3.375% due 12/15/08                                  3,450           3,324
   3.375% due 10/15/09                                 37,850          36,032
                                                                 ------------
                                                                      163,774
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $875,780)                                                       861,098
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

PREFERRED STOCKS - 0.2%
Financial Services - 0.2%
DG Funding Trust (p)                                      219           2,326
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,307)                                                           2,326
                                                                 ------------


                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Jun 2006 93.50 Put (94)                             21,973               1
   Sep 2006 92.75 Put (591)                           137,038               3
   Dec 2006 92.25 Put (250)                            57,656               2
   Dec 2006 92.50 Put (100)                            23,125               1
   Dec 2006 92.75 Put (72)                             16,695              --
   Mar 2007 92.00 Put (292)                            67,160               2

Swaptions
(Fund Pays/Fund Receives)
   USD Three Month LIBOR/
   USD 4.750%
   Aug 2006 0.00 Call (1)                               5,000              --
   USD Three Month LIBOR/
   USD 4.250%
   Oct 2006 0.00 Call (3)                              13,000              --
   USD Three Month LIBOR/
   USD 4.500%
   Oct 2006 0.00 Call (3)                              29,600               1
   USD Three Month LIBOR/
   USD 4.800%
   Dec 2006 0.00 Call (1)                              12,000               8
   USD Three Month LIBOR/
   USD 5.000%
   Mar 2007 0.00 Call (2)                              17,000              42
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $354)                                                                60
                                                                 ------------


 130  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 23.2%
American Electric Power Co., Inc.
   Series A
   6.125% due 05/15/06                                  5,790           5,792
American General Finance Corp. (E)
   Series MTNG
   4.980% due 03/23/07                                    200             200
ANZ, Inc. Discount Notes (c)(z)
   4.645% due 05/16/06                                 11,600          11,578
Aristar, Inc.
   7.250% due 06/15/06                                  3,005           3,012
Associates Corp. of North America
   Series MTNH
   7.250% due 05/08/06                                  2,000           2,001
   7.240% due 05/17/06                                  1,000           1,001
Bank of Montreal
   7.800% due 04/01/07                                  2,500           2,552
Barclays Bank PLC (z)
   4.485% due 01/29/07                                  2,700           2,707
Barclays US Funding, LLC (z)
   4.890% due 07/05/06                                  8,500           8,424
BNP Paribas Financial, Inc. (z)
   5.000% due 08/28/06                                  6,800           6,686
Boeing Co.
   8.100% due 11/15/06                                  2,375           2,409
British Sky Broadcasting PLC
   7.300% due 10/15/06                                  2,000           2,015
CIT Equipment Collateral
   Series 2003-VT1 Class A3B
   1.630% due 04/20/07                                     32              32
Continental Cablevision, Inc.
   8.300% due 05/15/06                                    400             401
COX Communications, Inc.
   7.750% due 08/15/06                                  2,900           2,916
DaimlerChrysler NA Holding Corp.
   6.400% due 05/15/06                                  1,200           1,200
   5.380% due 05/24/06 (E)                              2,800           2,800
Devon Energy Corp.
   2.750% due 08/01/06                                  4,954           4,920
Dexia Del LLC (c)(z)
   4.840% due 06/27/06                                 10,300          10,221
DNB NOR Bank ASA (c)(z)
   4.840% due 06/12/06                                  2,700           2,685
Dominion Resources, Inc.
   Series G
   3.660% due 11/15/06                                  1,800           1,783
Fannie Mae (E)
   4.810% due 09/22/06                                  1,600           1,599
Federal Farm Credit Bank
   12.250% due 02/01/07                                 1,678           1,735
Federal Home Loan Bank Discount Notes (z)
   4.885% due 07/26/06                                 13,600          13,432

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ford Motor Credit Co.
   6.500% due 01/25/07                                  1,500           1,491
   7.750% due 02/15/07                                    200             198
   5.880% due 03/21/07 (E)                              2,800           2,758
France Treasury Bills BTF
   2.440% due 05/04/06                                  1,300           1,640
Frank Russell Investment Company Money Market
   Fund                                            32,594,334          32,594
Freddie Mac Discount Notes (z)
   4.625% due 08/01/06                                 10,300          10,170
General Electric Capital Corp. (z)
   4.790% due 06/12/06 (c)                             10,300          10,242
   4.870% due 06/29/06                                  1,000             992
General Motors Acceptance Corp.
   5.645% due 05/18/06 (E)                                400             400
   6.125% due 09/15/06 (N)                                300             298
   5.968% due 01/16/07 (E)                                200             197
HBOS Treasury Services PLC (E)(p)
   5.125% due 01/12/07                                    900             901
Historic TW, Inc.
   8.110% due 08/15/06                                  2,000           2,014
HSBC Bank PLC
   7.625% due 06/15/06                                  4,500           4,512
HSBC Finance Corp. (E)
   4.850% due 02/28/07                                  3,200           3,201
ING US Funding, LLC (z)
   4.930% due 06/21/06 (c)                             10,300          10,228
   4.960% due 06/26/06                                    400             397
John Hancock Global Funding II
   6.000% due 12/28/06                                  2,450           2,457
Kroger Co. (The)
   8.150% due 07/15/06                                  3,885           3,905
National Rural Utilities Cooperative Finance
   Corp.
   Series MTNC
   6.500% due 03/01/07                                  2,200           2,220
New York Life Global Funding (E)(p)
   4.860% due 02/26/07                                  2,500           2,501
Nisource Finance Corp.
   3.200% due 11/01/06                                  2,795           2,765
NiSource, Inc.
   3.628% due 11/01/06                                  1,300           1,288
Nordea North America, Inc. (c)(z)
   4.605% due 05/09/06                                 11,100          11,089
PNC Student Loan Trust I
   Series 1997-2 Class A7
   6.728% due 01/25/07                                    205             205

                                                   Short Duration Bond Fund  131

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Prudential Financial, Inc.
   4.104% due 11/15/06                                    500             497
Rabobank USA Financial Corp. (c)(z)
   4.820% due 05/01/06                                  4,000           4,000
Societe Generale NA (z)
   4.985% due 08/22/06                                  4,100           4,035
   4.990% due 08/22/06                                  6,900           6,790
Spintab Swedmortgage AB (z)
   4.990% due 07/25/06                                  1,700           1,680
Sprint Capital Corp.
   4.780% due 08/17/06                                  3,000           2,995
Susquehanna Auto Lease Trust (p)
   Series 2003-1 Class A3
   2.460% due 01/14/07                                    274             274
Swedbank (c)(z)
   4.605% due 05/09/06                                  9,700           9,690
Swiss Bank Corp.
   7.250% due 09/01/06                                  1,500           1,508
TIAA Global Markets (p)
   5.000% due 03/01/07                                  3,625           3,610
UBS Financial Del, LLC (c)(z)
   4.600% due 05/09/06                                  9,700           9,691
   4.930% due 06/07/06                                  1,700           1,691
Union Bank Switzerland
   7.250% due 07/15/06                                  1,000           1,004
United States Treasury Bills (z)
   4.593% due 06/15/06 (c)(sec.)                           50              50
   4.615% due 06/15/06 (c)(sec.)                        3,005           2,988
   4.642% due 06/15/06 (c)                                500             497
   4.652% due 06/15/06 (c)                                 20              20
   4.671% due 06/15/06 (c)                                 60              60
   4.767% due 09/14/06                                  2,000           1,965
United States Treasury Notes (z)
   3.000% due 12/31/06                                  5,000           4,934
Wells Fargo & Co.
   Series MTNH
   6.750% due 10/01/06                                  1,930           1,940
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $261,204)                                                       260,683
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 0.5%
Frank Russell Investment Company
   Money Market Fund (X)                            1,319,406           1,319
State Street Securities Lending Quality Trust
   (X)                                              3,716,934           3,717
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $5,036)                                                           5,036
                                                                 ------------

TOTAL INVESTMENTS - 100.6%
(identified cost $1,144,681)                                        1,129,203

OTHER ASSETS AND LIABILITIES,
NET - (0.6%)                                                           (6,463)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,122,740
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 132  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Eurodollar Futures (CME)
   expiration date 12/06 (625)                            148,055               (595)
   expiration date 03/07 (788)                            186,736               (856)
   expiration date 06/07 (511)                            121,120               (561)
   expiration date 09/07 (364)                             86,282               (385)
   expiration date 12/07 (330)                             78,214               (344)
United States Treasury 2 Year Notes
   expiration date 06/06 (79)                              16,095                (31)

Short Positions
Eurodollar Futures (CME)
   expiration date 03/08 (47)                              11,138                 29
   expiration date 06/08 (47)                              11,134                 31
   expiration date 09/08 (47)                              11,131                 32
   expiration date 12/08 (47)                              11,125                 34

United States Treasury 5 Year Notes
   expiration date 06/06 (292)                             30,414                253
United States Treasury 10 Year Notes
   expiration date 06/06 (82)                               8,657                170
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (2,223)
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Dec 2006 95.00 Put (12)                                  2,850                (10)
   Dec 2006 95.25 Put (338)                                80,486               (444)
   Dec 2006 95.50 Put (40)                                  9,550                (75)
   Mar 2007 94.75 Put (13)                                  3,079                 (8)

Swaptions
(Fund Pays/Fund Receives)
   GBP 4.500%/GBP Six Month LIBOR
   Dec 2006 0.00 Put (1)                                    3,100                (15)
   USD Three Month LIBOR/
   USD 4.300%
   Oct 2006 0.00 Call (1)                                   3,000                 --
   USD Three Month LIBOR/
   USD 4.310%
   Oct 2006 0.00 Call (2)                                   3,000                 --
   USD Three Month LIBOR/
   USD 4.540%
   Oct 2006 0.00 Call (2)                                   7,700                 (1)

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
   USD Three Month LIBOR/
   USD 4.560%
   Oct 2006 0.00 Call (1)                                   6,000                 (1)
   USD Three Month LIBOR/
   USD 4.780%
   Aug 2006 0.00 Call (1)                                   2,000                 --
   USD Three Month LIBOR/
   USD 4.850%
   Dec 2006 0.00 Call (1)                                   5,000                 (9)
   USD Three Month LIBOR/
   USD 5.040%
   Mar 2007 0.00 Call (2)                                   7,000                (35)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $673)                                                     (598)
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                   Short Duration Bond Fund  133

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR           1,292      USD         1,583    06/30/06                (54)
JPY          31,325      USD           267    05/15/06                 (9)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                 (63)
                                                           ==============

INTEREST RATE SWAP CONTRACTS
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               MARKET
        COUNTER              NOTIONAL                                                    TERMINATION           VALUE
         PARTY                AMOUNT         FUND RECEIVES           FUND PAYS               DATE                $
-----------------------   --------------   ------------------   --------------------   ----------------   ----------------
Barclays Bank PLC           GBP    2,800   5.000%               Six Month LIBOR            06/15/07                      8
                                                                Consumer Price Index
BNP Paribas                 EUR    1,200   2.090%               (France)                   10/15/10                     --
Goldman Sachs               USD    2,600   5.000%               Three Month LIBOR          06/21/11                     47
Lehman Brothers             GBP    1,500   4.500%               Six Month LIBOR            09/20/09                    (31)
Merrill Lynch               GBP    1,600   4.500%               Six Month LIBOR            09/20/09                    (34)
UBS                         USD   36,800   5.000%               Three Month LIBOR          06/21/08                   (216)
                                                                                                          ----------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $45                                (226)
                                                                                                          ================

See accompanying notes which are an integral part of the financial statements.

 134  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                   % OF
                                                    NET
CATEGORIES                                        ASSETS
-------------------------------------------------------------
Asset-Backed Securities                                  18.5
Corporate Bonds and Notes                                16.9
International Debt                                        3.2
Mortgage-Backed Securities                               23.0
Non-US Bonds                                              0.1
United States Government Agencies                         0.4
United States Government Treasuries                      14.6
Preferred Stocks                                          0.2
Options Purchased                                          --*
Short Term Investments                                   23.2
Other Securities                                          0.5
                                              ---------------
Total Investments                                       100.6
Other Assets and Liabilities, Net                        (0.6)
                                              ---------------

                                                        100.0
                                              ===============
Futures Contracts                                        (0.2)
Options Written                                          (0.1)
Foreign Currency Exchange Contracts                       (--)*
Interest Rate Swap Contracts                              (--)*

* Less than .05% of net assets.

  See accompanying notes which are an integral part of the financial statements.

                                                   Short Duration Bond Fund  135

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,077.90      $     1,013.84
Expenses Paid During
Period*                       $        11.39      $        11.03

* Expenses are equal to the Fund's annualized expense ratio of 2.21% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,083.80      $     1,018.15
Expenses Paid During
Period*                       $         6.92      $         6.71

* Expenses are equal to the Fund's annualized expense ratio of 1.34% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,084.70      $     1,020.08
Expenses Paid During
Period*                       $         4.91      $         4.76

* Expenses are equal to the Fund's annualized expense ratio of 0.95% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 136  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,083.90      $     1,019.19
Expenses Paid During
Period*                       $         5.84      $         5.66

* Expenses are equal to the Fund's annualized expense ratio of 1.13% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                         Select Growth Fund  137

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.2%
Auto and Transportation - 3.0%
Burlington Northern Santa Fe Corp.                      7,720             615
CH Robinson Worldwide, Inc.                            12,960             575
Expeditors International Washington, Inc.              12,000           1,027
FedEx Corp.                                             6,500             748
Freightcar America, Inc. (N)                            3,000             201
Norfolk Southern Corp.                                 10,700             578
Swift Transportation Co., Inc. (AE)                    11,400             341
Union Pacific Corp.                                     7,800             711
United Parcel Service, Inc. Class B                    14,500           1,176
                                                                 ------------
                                                                        5,972
                                                                 ------------

Consumer Discretionary - 19.0%
24/7 Real Media, Inc. (AE)                             21,300             216
Activision, Inc. (AE)                                  49,100             697
Alloy, Inc. (AE)(N)                                     4,650              58
AMN Healthcare Services, Inc. (AE)(N)                  14,300             275
Apollo Group, Inc. Class A (AE)                        17,000             929
Best Buy Co., Inc.                                      9,480             537
BJ's Restaurants, Inc. (AE)(N)                          2,400              63
Blockbuster, Inc. Class A (N)                          78,500             369
Boyd Gaming Corp. (N)                                   6,800             339
Buca, Inc. (AE)(N)                                     19,900             113
Callaway Golf Co.                                      14,000             224
Casual Male Retail Group, Inc. (AE)                    15,600             147
Charlotte Russe Holding, Inc. (AE)                      8,800             190
Chemed Corp.                                            1,800              98
Christopher & Banks Corp.                               8,900             235
Coach, Inc. (AE)                                       26,710             882
Crown Media Holdings, Inc. Class A (AE)(N)             12,100              47
Deckers Outdoor Corp. (AE)                              5,100             218
dELiA*s, Inc. (AE)(N)                                   9,300              99
Design Within Reach, Inc. (AE)(N)                      14,900              89
DiamondCluster International, Inc. (AE)                10,800             112
Dick's Sporting Goods, Inc. (AE)(N)                     9,500             400
eBay, Inc. (AE)                                        57,570           1,981
Electronic Arts, Inc. (AE)                             34,900           1,982
Emerson Radio Corp. (AE)                               19,800              67
Ezcorp, Inc. Class A (AE)                               3,800             120
Google, Inc. Class A (AE)                              11,783           4,925
Gray Television, Inc.                                  12,400              94
Home Depot, Inc.                                       35,500           1,417
Iconix Brand Group, Inc. (AE)(N)                        7,082             122
International Game Technology                          53,870           2,043
Kohl's Corp. (AE)                                      27,100           1,513
Las Vegas Sands Corp. (AE)                             10,400             674
LIFE TIME Fitness, Inc. (AE)(N)                         2,800             128
MGM Mirage                                             23,000           1,033
Monster Worldwide, Inc. (AE)                            3,900             224

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MPS Group, Inc. (AE)                                   17,800             284
Multimedia Games, Inc. (AE)(N)                         11,100             153
Nutri System, Inc. (AE)(N)                             10,100             685
Office Depot, Inc. (AE)                                18,100             734
OfficeMax, Inc.                                        11,400             441
Omnicom Group, Inc.                                     6,100             549
On Assignment, Inc. (AE)                                9,200             120
Sears Holdings Corp. (AE)                               9,000           1,293
Sharper Image Corp. (AE)(N)                             7,600             114
Sportsman's Guide, Inc. (The) (AE)                      4,700             124
Stamps.com, Inc. (AE)(N)                                4,700             133
Staples, Inc.                                          48,000           1,268
Starbucks Corp. (AE)                                   36,526           1,361
Starwood Hotels & Resorts Worldwide, Inc. (o)          38,060           2,184
Steven Madden, Ltd.                                     5,100             272
Topps Co., Inc. (The) (N)                              14,900             131
Tweeter Home Entertainment Group, Inc. (AE)            10,400              89
Urban Outfitters, Inc. (AE)                            42,700             991
Valuevision Media, Inc. Class A (AE)(N)                 9,700             121
Ventiv Health, Inc. (AE)                                6,600             198
Wal-Mart Stores, Inc.                                  40,800           1,837
WebSideStory, Inc. (AE)(N)                              6,500             112
Weight Watchers International, Inc.                    12,000             592
XM Satellite Radio Holdings, Inc. Class A (AE)         53,000           1,072
                                                                 ------------
                                                                       37,518
                                                                 ------------

Consumer Staples - 7.4%
Altria Group, Inc.                                     10,400             761
Coca-Cola Co. (The)                                    21,800             915
Colgate-Palmolive Co.                                  12,800             757
CVS Corp.                                              42,300           1,257
PepsiCo, Inc.                                          64,005           3,728
Procter & Gamble Co.                                   88,102           5,128
Walgreen Co.                                           28,000           1,174
Whole Foods Market, Inc.                               13,450             825
Wild Oats Markets, Inc. (AE)(N)                        10,200             175
                                                                 ------------
                                                                       14,720
                                                                 ------------

Financial Services - 7.3%
Advent Software, Inc. (AE)                              9,200             324
American Express Co.                                   49,954           2,688
American International Group, Inc.                     14,890             972
Charles Schwab Corp. (The) (AE)                        49,690             889

 138  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.              4,020           1,841
Commerce Bancorp, Inc.                                 21,200             855
Cybersource Corp. (AE)(N)                              29,296             274
ECC Capital Corp. (o)(N)                               31,200              49
First Data Corp.                                       41,300           1,970
HealthExtras, Inc. (AE)(N)                              5,800             169
Heartland Payment Systems, Inc. (AE)(N)                 4,000             105
Hypercom Corp. (AE)                                    16,700             152
MCF Corp. (AE)                                         19,600              25
Merrill Lynch & Co., Inc.                              17,520           1,336
Moody's Corp.                                          15,000             930
Paychex, Inc.                                          24,000             969
Pico Holdings, Inc. (AE)(N)                             3,800             124
Rewards Network, Inc. (AE)(N)                          12,000              98
UBS AG                                                  5,360             626
                                                                 ------------
                                                                       14,396
                                                                 ------------

Health Care - 16.4%
Abbott Laboratories                                    16,400             701
Albany Molecular Research, Inc. (AE)                    7,900              79
Allergan, Inc.                                         21,420           2,200
Amgen, Inc. (AE)                                       22,900           1,550
Amylin Pharmaceuticals, Inc. (AE)(N)                   11,400             496
Analogic Corp.                                          2,900             183
Bruker BioSciences Corp. (AE)                          20,400             119
Cardinal Health, Inc.                                  18,800           1,266
Caremark Rx, Inc.                                      37,325           1,700
Celgene Corp. (AE)(N)                                  25,820           1,089
Cytyc Corp. (AE)                                        4,600             119
DaVita, Inc. (AE)                                      12,200             686
Dendreon Corp. (AE)(N)                                 11,900              48
DexCom, Inc. (AE)(N)                                    3,200              81
Digene Corp. (AE)                                       5,300             219
Eli Lilly & Co.                                        13,900             736
ev3, Inc. (AE)(N)                                       7,300             115
Express Scripts, Inc. (AE)                             15,040           1,175
Genentech, Inc. (AE)                                   36,295           2,893
Gilead Sciences, Inc. (AE)                             27,965           1,608
Greatbatch, Inc. (AE)                                   2,900              71
GTx, Inc. (AE)(N)                                       9,100              86
Human Genome Sciences, Inc. (AE)(N)                    30,700             350
ICU Medical, Inc. (AE)(N)                               3,400             140
Illumina, Inc. (AE)(N)                                  5,300             168
Intralase Corp. (AE)(N)                                 5,100             110
Kinetic Concepts, Inc. (AE)                            11,800             515
Lifecell Corp. (AE)(N)                                 10,600             287
Medco Health Solutions, Inc. (AE)                      18,800           1,001
Medimmune, Inc. (AE)                                   13,300             419
Natus Medical, Inc. (AE)                                7,300             146
Neose Technologies, Inc. (AE)                          16,300              42
Omnicare, Inc. (N)                                     23,200           1,316

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Omnicell, Inc. (AE)(N)                                 14,800             197
Oxigene, Inc. (AE)(N)                                  10,400              45
Panacos Pharmaceuticals, Inc. (AE)(N)                  54,400             380
PDL BioPharma, Inc. (AE)                                7,800             224
Pfizer, Inc.                                           72,450           1,835
Phase Forward, Inc. (AE)(N)                            11,500             158
Rita Medical Systems, Inc. (AE)(N)                     19,500              80
SonoSite, Inc. (AE)(N)                                  4,100             155
Tercica, Inc. (AE)(N)                                  17,800             113
UnitedHealth Group, Inc.                               37,100           1,845
Varian Medical Systems, Inc. (AE)                       6,900             361
WellPoint, Inc. (AE)                                   25,330           1,798
Wyeth                                                  53,540           2,606
Zimmer Holdings, Inc. (AE)                             15,000             944
                                                                 ------------
                                                                       32,455
                                                                 ------------

Materials and Processing - 2.6%
Archer-Daniels-Midland Co.                             36,125           1,313
Cemex SA de CV - ADR                                    9,180             620
Corn Products International, Inc.                       4,300             120
Harsco Corp.                                            3,100             258
Insituform Technologies, Inc. Class A (AE)              9,800             250
Monsanto Co.                                           17,000           1,418
Praxair, Inc.                                          19,000           1,067
Unifi, Inc. (AE)                                       27,100              91
                                                                 ------------
                                                                        5,137
                                                                 ------------

Miscellaneous - 3.1%
3M Co.                                                  9,300             795
Foster Wheeler, Ltd. (AE)                               2,700             120
General Electric Co.                                  104,378           3,610
Textron, Inc.                                          14,530           1,307
Trinity Industries, Inc.                                4,000             254
                                                                 ------------
                                                                        6,086
                                                                 ------------

Other Energy - 2.0%
Baker Hughes, Inc.                                     13,400           1,083
ENSCO International, Inc.                               3,300             176
FMC Technologies, Inc. (AE)                             4,000             218
Foundation Coal Holdings, Inc. (N)                      3,000             152
Halliburton Co.                                         8,680             678
Hercules Offshore, Inc. (AE)                            3,400             139
National-Oilwell Varco, Inc. (AE)                       1,400              97
Newfield Exploration Co. (AE)                          20,800             928
Petroquest Energy, Inc. (AE)(N)                        11,300             134

                                                         Select Growth Fund  139

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TGC Industries, Inc. (AE)                              11,200             159
Todco Class A                                           4,600             211
                                                                 ------------
                                                                        3,975
                                                                 ------------

Producer Durables - 5.6%
Agilent Technologies, Inc. (AE)                        19,000             730
American Tower Corp. Class A (AE)                       3,000             102
Andrew Corp. (AE)                                      34,900             369
Applied Materials, Inc.                               184,447           3,311
Boeing Co.                                             31,535           2,632
BTU International, Inc. (AE)                            7,000             141
Caterpillar, Inc.                                       8,200             621
Entegris, Inc. (AE)(N)                                 16,427             167
ESCO Technologies, Inc. (AE)(N)                        11,400             578
General Cable Corp. (AE)                                6,500             205
Intevac, Inc. (AE)                                      6,922             194
Itron, Inc. (AE)                                        4,100             275
Polycom, Inc. (AE)                                      7,300             161
Radyne Corp. (AE)(N)                                   11,300             173
Regal-Beloit Corp. (N)                                  7,800             364
SBA Communications Corp. Class A (AE)                   4,500             113
Sonic Solutions, Inc. (AE)(N)                           9,600             170
Tektronix, Inc.                                         6,100             215
Teradyne, Inc. (AE)(N)                                 31,000             523
Viisage Technology, Inc. (AE)(N)                        5,100              86
                                                                 ------------
                                                                       11,130
                                                                 ------------

Technology - 25.6%
Actuate Corp. (AE)                                     16,200              68
Advanced Micro Devices, Inc. (AE)                      33,770           1,092
Agile Software Corp. (AE)(N)                           30,900             215
Akamai Technologies, Inc. (AE)                         20,700             697
American Science & Engineering, Inc. (AE)(N)            2,100             180
Amkor Technology, Inc. (AE)(N)                         30,600             370
Apple Computer, Inc. (AE)                              38,154           2,690
Applied Micro Circuits Corp. (AE)                      34,300             126
Art Technology Group, Inc. (AE)                        46,100             131
Aspen Technology, Inc. (AE)(N)                         18,400             237
Authentidate Holding Corp. (AE)(N)                     13,900              43
Avid Technology, Inc. (AE)(N)                           3,400             131
BEA Systems, Inc. (AE)                                 16,300             216
Broadcom Corp. Class A (AE)                            50,955           2,095
Cadence Design Systems, Inc. (AE)                      18,000             341
Captaris, Inc. (AE)                                    15,100              61
Centillium Communications, Inc. (AE)                   26,526              99
Checkpoint Systems, Inc. (AE)                           4,600             121
Cisco Systems, Inc. (AE)                              105,600           2,212
Corning, Inc. (AE)                                     77,025           2,128
Daktronics, Inc. (N)                                    7,000             275
Equinix, Inc. (AE)(N)                                   5,200             343
Formfactor, Inc. (AE)                                   8,900             371

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Gartner, Inc. Class A (AE)(N)                          22,500             315
Harris Corp.                                            5,000             233
Hewlett-Packard Co.                                    50,770           1,648
Ibasis, Inc. (AE)(N)                                   19,800              53
Informatica Corp. (AE)(N)                               8,200             126
Integrated Device Technology, Inc. (AE)                13,000             198
Intermagnetics General Corp. (AE)(N)                    4,350              94
Intersil Corp. Class A                                 12,000             355
Intuit, Inc. (AE)                                      19,000           1,029
JDS Uniphase Corp. (AE)                               132,500             462
Juniper Networks, Inc. (AE)                            42,800             791
Lawson Software, Inc. (AE)(N)                          28,400             218
LCC International, Inc. Class A (AE)                   28,500             103
Marvell Technology Group, Ltd. (AE)                    21,660           1,237
Maxim Integrated Products, Inc.                        15,400             543
Merix Corp. (AE)                                       10,900             126
Micron Technology, Inc. (AE)                          122,360           2,076
Microsoft Corp.                                       174,400           4,212
MIPS Technologies, Inc. (AE)                           20,700             153
MRO Software, Inc. (AE)                                 7,400             141
MRV Communications, Inc. (AE)(N)                       31,400             120
Napster, Inc. (AE)(N)                                  23,400             108
National Semiconductor Corp.                           54,200           1,625
NAVTEQ Corp. (AE)                                      17,000             706
NMS Communications Corp. (AE)                          24,000             103
Nuance Communications, Inc. (AE)(N)                    17,200             221
PMC - Sierra, Inc. (AE)                                15,300             190
Qualcomm, Inc.                                        137,480           7,058
Rackable Systems, Inc. (AE)                             5,200             267
Redback Networks, Inc. (AE)                            17,020             381
Rockwell Automation, Inc.                              16,030           1,161
RSA Security, Inc. (AE)                                13,200             276
Saba Software, Inc. (AE)                               18,325             107
Safeguard Scientifics, Inc. (AE)(N)                    35,500              92
SanDisk Corp. (AE)                                     40,100           2,560
Seachange International, Inc. (AE)(N)                  18,400             124
Seagate Technology (N)                                 35,000             930
Semtech Corp. (AE)                                     12,400             232
Silicon Image, Inc. (AE)(N)                            48,000             490
Silicon Laboratories, Inc. (AE)                         3,200             149
Sony Corp. - ADR                                       17,140             839
Stratex Networks, Inc. (AE)                            27,443             173
SYKES Enterprises, Inc. (AE)                           10,500             170
Texas Instruments, Inc.                                58,300           2,024
Transaction Systems Architects, Inc. Class A
   (AE)                                                 5,000             200
Transwitch Corp. (AE)                                  49,800             106

 140  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ultimate Software Group, Inc. (AE)(N)                   5,900             151
Viasat, Inc. (AE)                                       5,300             160
Vishay Intertechnology, Inc. (AE)                      27,000             422
Volterra Semiconductor Corp. (AE)(N)                    6,300             103
WatchGuard Technologies, Inc. (AE)                     22,000             114
Xilinx, Inc.                                           28,900             800
                                                                 ------------
                                                                       50,517
                                                                 ------------

Utilities - 1.2%
America Movil SA de CV Series L                        23,394             863
MDU Communications International, Inc. (AE)(N)         29,200              31
NeuStar, Inc. Class A (AE)(N)                           4,200             147
NII Holdings, Inc. (AE)(N)                              7,120             427
Sprint Nextel Corp.                                    40,000             992
                                                                 ------------
                                                                        2,460
                                                                 ------------
TOTAL COMMON STOCKS
(cost $158,499)                                                       184,366
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.5%
Frank Russell Investment Company Money Market
   Fund                                            12,024,000          12,024
United States Treasury Bills (c)(z)(sec.)
   4.589% due 06/15/06                                    800             796
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $12,820)                                                         12,820
                                                                 ------------

OTHER SECURITIES - 10.1%
Frank Russell Investment Company Money Market
   Fund (X)                                         5,202,675           5,203
State Street Securities Lending Quality Trust
   (X)                                             14,655,594          14,656
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $19,859)                                                         19,859
                                                                 ------------

TOTAL INVESTMENTS - 109.8%
(identified cost $191,178)                                            217,045

OTHER ASSETS AND LIABILITIES,
NET - (9.8%)                                                          (19,453)
                                                                 ------------

NET ASSETS - 100.0%                                                   197,592
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Nasdaq 100 Index (CME)
   expiration date 06/06 (24)                               4,106                 39

Russell 1000 Growth Index
   expiration date 06/06 (11)                               2,916                 40

S&P 500 E-Mini Index (CME)
   expiration date 06/06 (30)                               1,974                 48

S&P 500 Index (CME)
   expiration date 06/06 (11)                               3,619                  4
                                                                     ---------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts                                                                     131
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                         Select Growth Fund  141

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                   % OF
                                                    NET
CATEGORIES                                        ASSETS
-------------------------------------------------------------
Auto and Transportation                                   3.0
Consumer Discretionary                                   19.0
Consumer Staples                                          7.4
Financial Services                                        7.3
Health Care                                              16.4
Materials and Processing                                  2.6
Miscellaneous                                             3.1
Other Energy                                              2.0
Producer Durables                                         5.6
Technology                                               25.6
Utilities                                                 1.2
Short-Term Investments                                    6.5
Other Securities                                         10.1
                                              ---------------
Total Investments                                       109.8
Other Assets and Liabilities, Net                        (9.8)
                                              ---------------

                                                        100.0
                                              ===============
Futures Contracts                                         0.1

See accompanying notes which are an integral part of the financial statements.

 142  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,118.30      $     1,014.33
Expenses Paid During
Period*                       $        11.08      $        10.54

* Expenses are equal to the Fund's annualized expense ratio of 2.11% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,124.50      $     1,018.55
Expenses Paid During
Period*                       $         6.64      $         6.31

* Expenses are equal to the Fund's annualized expense ratio of 1.26% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,126.00      $     1,020.13
Expenses Paid During
Period*                       $         4.96      $         4.71

* Expenses are equal to the Fund's annualized expense ratio of 0.94% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                          Select Value Fund  143

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2005              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2006                      $     1,124.30      $     1,019.34
Expenses Paid During
Period*                       $         5.79      $         5.51

* Expenses are equal to the Fund's annualized expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 144  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.5%
Auto and Transportation - 1.8%
Aviall, Inc. (AE)                                      14,462             545
Burlington Northern Santa Fe Corp.                     15,420           1,226
Con-way, Inc.                                           2,720             152
CSX Corp.                                               8,900             610
Fleetwood Enterprises, Inc. (AE)(N)                    26,880             253
Keystone Automotive Industries, Inc. (AE)(N)           12,675             523
Norfolk Southern Corp.                                  5,750             310
Polaris Industries, Inc. (N)                           12,500             599
United Parcel Service, Inc. Class B                    10,800             876
US Airways Group, Inc. (AE)                            21,900             947
Visteon Corp. (AE)                                     43,110             253
Wabtec Corp.                                           18,140             663
                                                                 ------------
                                                                        6,957
                                                                 ------------
Consumer Discretionary - 11.3%
Abercrombie & Fitch Co. Class A                         7,300             443
Accenture, Ltd. Class A                                67,060           1,949
Advo, Inc.                                             12,672             359
American Eagle Outfitters, Inc.                        15,900             515
Arbitron, Inc. (N)                                     10,137             361
Bed Bath & Beyond, Inc. (AE)                           13,900             533
Boyd Gaming Corp. (N)                                  30,500           1,520
California Pizza Kitchen, Inc. (AE)(N)                 11,710             370
Casual Male Retail Group, Inc. (AE)(N)                 49,136             463
CBS Corp. Class B                                      16,277             415
Copart, Inc. (AE)                                      10,486             282
Corinthian Colleges, Inc. (AE)(N)                      31,412             468
Cost Plus, Inc. (AE)(N)                                22,967             404
DeVry, Inc. (AE)(N)                                    15,593             403
DiamondCluster International, Inc. (AE)                46,448             480
Family Dollar Stores, Inc.                             35,400             885
Federated Department Stores, Inc.                      15,100           1,176
Gap, Inc. (The)                                       103,190           1,867
Harman International Industries, Inc.                   8,900             783
Harrah's Entertainment, Inc.                           30,400           2,482
Hasbro, Inc. (N)                                       70,280           1,385
Home Depot, Inc.                                       28,900           1,154
International Flavors & Fragrances, Inc.               17,800             629
Ipass, Inc. (AE)(N)                                    30,149             251
Jarden Corp. (AE)(N)                                   13,503             459
JC Penney Co., Inc.                                    56,500           3,698
Kimberly-Clark Corp.                                   19,920           1,166
Las Vegas Sands Corp. (AE)                             26,300           1,705
Limited Brands, Inc.                                   27,000             692
McDonald's Corp.                                       93,600           3,236
MGM Mirage                                             55,300           2,483
Newell Rubbermaid, Inc.                                22,000             603
Nike, Inc. Class B                                      8,500             696

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
O'Charleys, Inc. (AE)(N)                               12,335             209
OfficeMax, Inc.                                        16,400             635
Playboy Enterprises, Inc. Class B (AE)(N)              27,579             364
Reader's Digest Association, Inc. (The) (N)            26,290             362
Reed Elsevier PLC - ADR (N)                            12,040             479
RR Donnelley & Sons Co.                                27,000             910
Sabre Holdings Corp. Class A                           20,400             471
School Specialty, Inc. (AE)(N)                         10,605             386
ServiceMaster Co. (The)                                45,000             542
Sturm Ruger & Co., Inc. (N)                            22,820             160
Time Warner, Inc.                                      59,100           1,028
Tribune Co. (N)                                        12,150             350
VF Corp.                                                7,200             441
Viacom, Inc. Class B (AE)                              16,277             648
Walt Disney Co.                                        70,860           1,981
Waste Management, Inc.                                 22,700             850
                                                                 ------------
                                                                       44,131
                                                                 ------------

Consumer Staples - 4.2%
Altria Group, Inc.                                     69,990           5,121
Colgate-Palmolive Co.                                  16,300             964
ConAgra Foods, Inc.                                    27,300             619
Del Monte Foods Co. (N)                                38,961             454
Diageo PLC - ADR (N)                                   12,760             845
Hershey Co. (The)                                      10,600             565
HJ Heinz Co.                                           30,900           1,283
Kellogg Co.                                            28,020           1,298
Lance, Inc.                                            21,056             537
Molson Coors Brewing Co. Class B (N)                   13,200             975
Nestle SA - ADR                                         7,070             538
PepsiCo, Inc.                                           7,180             418
Procter & Gamble Co.                                   18,200           1,059
Sara Lee Corp.                                         26,870             480
UST, Inc.                                              21,800             958
                                                                 ------------
                                                                       16,114
                                                                 ------------

Financial Services - 25.0%
AG Edwards, Inc.                                       16,300             861
Allstate Corp. (The)                                   52,190           2,948
American Express Co.                                   16,810             905
American International Group, Inc.                     66,400           4,333
AmeriCredit Corp. (AE)                                 30,600             927
Ameriprise Financial, Inc.                              2,016              99
AmSouth Bancorporation                                 28,200             816
Assurant, Inc.                                         34,300           1,652

                                                          Select Value Fund  145

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of America Corp.                                 236,105          11,786
Bank of New York Co., Inc. (The)                        7,900             278
Bear Stearns Cos., Inc. (The)                          18,400           2,622
BISYS Group, Inc. (The) (AE)                           22,787             363
Cedar Shopping Centers, Inc. (o)(N)                    12,519             185
Chubb Corp.                                            11,720             604
Cigna Corp.                                            13,000           1,391
Citigroup, Inc.                                       176,820           8,832
Countrywide Financial Corp.                            43,100           1,752
Dow Jones & Co., Inc. (N)                              22,300             824
E*Trade Financial Corp. (AE)                           51,800           1,289
Fannie Mae                                             24,670           1,248
First Data Corp.                                       53,513           2,552
First Industrial Realty Trust, Inc. (o)(N)              8,687             341
First Marblehead Corp. (The) (N)                        6,289             303
Franklin Resources, Inc.                                4,530             422
Freddie Mac                                            38,650           2,360
GATX Corp. (N)                                         10,495             491
Genworth Financial, Inc. Class A                        9,900             329
Goldman Sachs Group, Inc.                              18,930           3,034
Hanover Insurance Group, Inc. (The)                    10,458             553
Hartford Financial Services Group, Inc.                24,490           2,251
Host Hotels & Resorts, Inc. (AE)(o)                    34,800             732
Huntington Bancshares, Inc.                            49,600           1,198
Jones Lang LaSalle, Inc.                                9,800             831
JPMorgan Chase & Co.                                  102,000           4,629
Kronos, Inc. (AE)                                       7,339             335
Lehman Brothers Holdings, Inc.                         14,390           2,175
Lincoln National Corp. (N)                             17,900           1,040
Loews Corp.                                            12,200           1,295
Mellon Financial Corp.                                 23,280             876
Merrill Lynch & Co., Inc.                              72,800           5,552
Metlife, Inc.                                          46,870           2,442
Morgan Stanley                                         15,000             965
New York Community Bancorp, Inc.                       27,500             473
PNC Financial Services Group, Inc.                     18,500           1,322
Prudential Financial, Inc.                             16,500           1,289
South Financial Group, Inc. (The) (N)                  29,600             803
St. Paul Travelers Cos., Inc. (The)                    28,600           1,259
SunTrust Banks, Inc.                                   40,940           3,166
UBS AG                                                 33,890           3,960
US Bancorp                                             96,500           3,034
Washington Mutual, Inc.                                28,700           1,293
Wells Fargo & Co.                                       5,670             389
Westamerica Bancorporation                              4,719             241
Zions Bancorporation                                   20,700           1,719
                                                                 ------------
                                                                       97,369
                                                                 ------------

Health Care - 10.1%
Abbott Laboratories                                    33,420           1,428
AmerisourceBergen Corp.                                 9,900             427

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Amgen, Inc. (AE)                                       54,100           3,663
Baxter International, Inc.                             32,520           1,226
Biogen Idec, Inc. (AE)                                 74,715           3,351
Boston Scientific Corp. (AE)                          111,000           2,580
Eli Lilly & Co.                                        30,230           1,600
Forest Laboratories, Inc. (AE)                         27,400           1,106
Gentiva Health Services, Inc. (AE)                     18,648             316
Genzyme Corp. (AE)                                     31,300           1,914
Johnson & Johnson                                      50,790           2,977
KV Pharmaceutical Co. Class A (AE)(N)                  23,222             501
LifePoint Hospitals, Inc. (AE)                         13,173             418
Medco Health Solutions, Inc. (AE)                      11,500             612
Medtronic, Inc.                                        19,400             972
Merck & Co., Inc.                                      66,580           2,292
Par Pharmaceutical Cos., Inc. (AE)(N)                  15,237             392
Pfizer, Inc.                                          156,500           3,964
PolyMedica Corp. (N)                                   12,132             501
PSS World Medical, Inc. (AE)                           32,953             595
Quest Diagnostics, Inc.                                 8,500             474
Serologicals Corp. (AE)(N)                             14,357             447
Sunrise Senior Living, Inc. (AE)(N)                     9,299             346
UnitedHealth Group, Inc.                               53,400           2,656
US Physical Therapy, Inc. (AE)(N)                      18,559             290
WellPoint, Inc. (AE)                                   42,700           3,032
Wyeth                                                  23,160           1,127
                                                                 ------------
                                                                       39,207
                                                                 ------------

Integrated Oils - 5.1%
Amerada Hess Corp.                                      6,500             931
Chevron Corp.                                          83,282           5,082
ConocoPhillips                                         53,900           3,606
Exxon Mobil Corp.                                     126,140           7,957
Marathon Oil Corp.                                      7,600             603
Total SA - ADR (N)                                     11,450           1,580
                                                                 ------------
                                                                       19,759
                                                                 ------------

Materials and Processing - 8.4%
Acuity Brands, Inc.                                    12,364             510
Air Products & Chemicals, Inc.                         10,650             730
Airgas, Inc.                                           35,853           1,450
Alcoa, Inc.                                            32,900           1,111
American Standard Cos., Inc.                           49,900           2,172
Archer-Daniels-Midland Co.                             58,640           2,131
Ashland, Inc.                                           6,300             415
Avery Dennison Corp. (N)                               12,400             775
Bemis Co.                                              22,400             705

 146  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BHP Billiton, Ltd. - ADR (N)                           28,500           1,298
Bowater, Inc. (N)                                      35,130             958
Brush Engineered Materials, Inc. (AE)                  11,792             275
Carpenter Technology Corp.                              7,500             892
Chemtura Corp.                                         42,100             514
Commercial Metals Co.                                   7,746             421
Dow Chemical Co. (The)                                 43,800           1,779
EI Du Pont de Nemours & Co.                            57,750           2,547
Gold Kist, Inc. (AE)(N)                                14,389             193
International Paper Co.                                53,070           1,929
Lyondell Chemical Co.                                  28,300             682
Masco Corp.                                            60,690           1,936
MeadWestvaco Corp.                                     30,000             855
Nalco Holding Co. (AE)                                 11,050             208
Packaging Corp. of America                             36,900             829
Phelps Dodge Corp.                                      8,000             690
PPG Industries, Inc.                                   20,340           1,365
Praxair, Inc.                                          10,130             569
Rohm & Haas Co.                                        14,200             719
RPM International, Inc. (N)                            24,400             449
Sherwin-Williams Co. (The)                              5,910             301
Smurfit-Stone Container Corp. (AE)(N)                  16,670             216
Sonoco Products Co.                                    21,900             686
Spartech Corp.                                         14,375             340
Syngenta AG - ADR (N)                                  31,960             888
Temple-Inland, Inc.                                     9,900             460
Valspar Corp.                                          21,500             608
Worthington Industries, Inc.                           12,726             251
                                                                 ------------
                                                                       32,857
                                                                 ------------

Miscellaneous - 3.6%
3M Co.                                                 19,400           1,657
Fortune Brands, Inc.                                   17,200           1,381
General Electric Co.                                   66,600           2,304
Hillenbrand Industries, Inc.                           10,500             539
Honeywell International, Inc.                          45,500           1,934
Johnson Controls, Inc.                                 25,000           2,039
Textron, Inc.                                          31,200           2,806
Trinity Industries, Inc. (N)                           15,800           1,003
Tyco International, Ltd.                                7,570             200
                                                                 ------------
                                                                       13,863
                                                                 ------------

Other Energy - 4.1%
Apache Corp.                                            6,300             448
Chesapeake Energy Corp. (N)                           111,300           3,526
Devon Energy Corp.                                     40,850           2,455
Diamond Offshore Drilling, Inc. (N)                    11,900           1,080
Encore Acquisition Co. (AE)                            13,687             419
EOG Resources, Inc.                                    25,960           1,823
Global Industries, Ltd. (AE)                           24,105             383
Hanover Compressor Co. (AE)(N)                         28,389             572
James River Coal Co. (AE)(N)                            6,052             213
Matrix Service Co. (AE)(N)                             39,132             447

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Noble Corp.                                             4,430             350
Transocean, Inc. (AE)                                  26,300           2,132
Valero Energy Corp.                                    28,100           1,819
Whiting Petroleum Corp. (AE)                            9,941             420
                                                                 ------------
                                                                       16,087
                                                                 ------------

Producer Durables - 8.2%
Agilent Technologies, Inc. (AE)                        74,100           2,847
American Power Conversion Corp.                        56,500           1,257
Ametek, Inc.                                            6,112             301
Applied Signal Technology, Inc. (N)                    13,501             242
BE Aerospace, Inc. (AE)                                25,837             673
Boeing Co.                                             31,200           2,604
C&D Technologies, Inc. (N)                             55,778             450
Champion Enterprises, Inc. (AE)                        31,670             483
Cognex Corp.                                           12,504             333
Cooper Industries, Ltd. Class A                         9,470             866
Crane Co.                                              12,192             515
Deere & Co.                                            24,820           2,179
Diebold, Inc.                                          15,500             659
Esterline Technologies Corp. (AE)                      12,178             540
Federal Signal Corp.                                   26,535             497
General Cable Corp. (AE)(N)                            21,912             692
Hubbell, Inc. Class B                                  13,600             702
IDEX Corp.                                              9,499             483
Illinois Tool Works, Inc.                               6,360             653
Lennar Corp. Class A                                   28,800           1,582
Lockheed Martin Corp.                                  37,750           2,865
Modtech Holdings, Inc. (AE)(N)                         13,485             134
Northrop Grumman Corp.                                 32,420           2,169
Teradyne, Inc. (AE)                                    30,900             521
Terex Corp. (AE)                                       17,900           1,549
United Technologies Corp.                              47,110           2,959
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                11,371             372
WW Grainger, Inc.                                       6,640             511
Xerox Corp. (AE)                                      174,300           2,447
                                                                 ------------
                                                                       32,085
                                                                 ------------

Technology - 4.4%
Analog Devices, Inc.                                   22,500             853
Avid Technology, Inc. (AE)(N)                           8,634             333
Avnet, Inc. (AE)                                       21,600             565
Broadcom Corp. Class A (AE)                            13,800             567
Cisco Systems, Inc. (AE)                               21,440             449
Corning, Inc. (AE)                                     53,500           1,478
Dell, Inc. (AE)                                        17,800             466

                                                          Select Value Fund  147

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Filenet Corp. (AE)(N)                                   9,373             261
Freescale Semiconductor, Inc. Class A (AE)             38,800           1,227
General Dynamics Corp.                                 25,400           1,667
Hewlett-Packard Co.                                   111,600           3,624
Integrated Device Technology, Inc. (AE)                15,509             236
Intel Corp.                                            21,500             429
International Business Machines Corp.                   8,400             692
Internet Security Systems, Inc. (AE)                   12,240             275
IXYS Corp. (AE)                                        31,362             317
Linear Technology Corp.                                17,500             621
Mantech International Corp. Class A (AE)               15,853             524
Motorola, Inc.                                         32,600             696
National Semiconductor Corp.                           23,300             698
Oracle Corp. (AE)                                      40,840             596
Seagate Technology, Inc. (AE)                           1,900              --
Sybase, Inc. (AE)                                      16,169             352
Symantec Corp. (AE)                                    14,100             231
                                                                 ------------
                                                                       17,157
                                                                 ------------

Utilities - 8.3%
Alaska Communications Systems Group, Inc. (N)          19,377             244
Alltel Corp.                                           53,000           3,412
Ameren Corp.                                            5,600             282
America Movil SA de CV - ADR
   Series L                                            60,900           2,248
AT&T, Inc.                                             65,300           1,711
BellSouth Corp.                                        24,400             824
China Mobile Hong Kong,
   Ltd. - ADR (N)                                      53,400           1,541
Citizens Communications Co.                            63,600             845
Consolidated Edison, Inc.                               6,600             285
Dominion Resources, Inc.                               42,650           3,193
Entergy Corp.                                          11,090             776
Exelon Corp.                                           22,020           1,189
FPL Group, Inc.                                        67,310           2,665
NiSource, Inc.                                         28,800             608
Northeast Utilities                                    55,500           1,118
NSTAR                                                  19,900             550
PPL Corp.                                              38,080           1,106
Progress Energy, Inc.                                   1,300              --
Public Service Enterprise Group, Inc.                   6,350             398
SCANA Corp.                                             7,200             282
Sprint Nextel Corp.                                   133,840           3,319
TXU Corp.                                               8,820             438
Valor Communications Group, Inc.                       38,600             504
Verizon Communications, Inc.                           76,840           2,538

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Vodafone Group PLC - ADR                               89,053           2,111
                                                                 ------------
                                                                       32,187
                                                                 ------------

TOTAL COMMON STOCKS
(cost $305,665)                                                       367,773
                                                                 ------------

SHORT-TERM INVESTMENTS - 5.9%
Frank Russell Investment Company
   Money Market Fund                               22,169,000          22,169
United States Treasury Bills (c)(z)(sec.)
   4.589% due 06/15/06                                  1,000             994
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $23,163)                                                         23,163
                                                                 ------------

OTHER SECURITIES - 8.1%
Frank Russell Investment Company
   Money Market Fund (X)                            8,303,792           8,304
State Street Securities Lending Quality Trust
   (X)                                             23,392,833          23,393
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $31,697)                                                         31,697
                                                                 ------------

TOTAL INVESTMENTS - 108.5%
(identified cost $360,525)                                            422,633

OTHER ASSETS AND LIABILITIES,
NET - (8.5%)                                                          (33,034)
                                                                 ------------

NET ASSETS - 100.0%                                                   389,599
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 148  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Value Index
   expiration date 06/06 (29)                              10,754                415

S&P 500 E-Mini Index (CME)
   expiration date 06/06 (65)                               4,277                 77

S&P 500 Index (CME)
   expiration date 06/06 (23)                               7,566                 57
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        549
                                                                     ===============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2006 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Auto and Transportation                                       1.8
Consumer Discretionary                                       11.3
Consumer Staples                                              4.2
Financial Services                                           25.0
Health Care                                                  10.1
Integrated Oils                                               5.1
Materials and Processing                                      8.4
Miscellaneous                                                 3.6
Other Energy                                                  4.1
Producer Durables                                             8.2
Technology                                                    4.4
Utilities                                                     8.3
Short-Term Investments                                        5.9
Other Securities                                              8.1
                                                  ---------------
Total Investments                                           108.5
Other Assets and Liabilities, Net                            (8.5)
                                                  ---------------

                                                            100.0
                                                  ===============
Futures Contracts                                             0.1

  See accompanying notes which are an integral part of the financial statements.

                                                          Select Value Fund  149

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(I)   Forward commitment.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(f) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(o)   Real Estate Investment Trust (REIT).
(u)   Bond is insured by a guarantor.
(B)   Illiquid security.
(O)   In default.
(c)   At amortized cost, which approximates market.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(S) All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(A)   Illiquid and restricted security.
(a)   Currency balances were held in connection with futures contracts purchased
      (sold), options written, or swaps entered into by the Fund. See Note 2.

ABBREVIATIONS:

ADR - American Depositary Receipt
ADS - American Depositary Share
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
GDR - Global Depositary Receipt
GDS - Global Depositary Share
FDIC - Federal Deposit Insurance Company
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    HKD - Hong Kong dollar                  PHP - Philippine peso
   AUD - Australian dollar                 HUF - Hungarian forint                  PKR - Pakistani rupee
   BRL - Brazilian real                    IDR - Indonesian rupiah                 PLN - Polish zloty
   CAD - Canadian dollar                   ILS - Israeli shekel                    RUB - Russian ruble
   CHF - Swiss franc                       INR - Indian rupee                      SEK - Swedish krona
   CLP - Chilean peso                      ISK - Iceland krona                     SGD - Singapore dollar
   CNY - Chinese renminbi yuan             JPY - Japanese yen                      SKK - Slovakian koruna
   COP - Colombian peso                    KES - Kenyan schilling                  THB - Thai baht
   CRC - Costa Rica colon                  KRW - South Korean won                  TRY - Turkish lira
   CZK - Czech koruna                      MXN - Mexican peso                      TWD - Taiwanese dollar
   DKK - Danish krone                      MYR - Malaysian ringgit                 USD - United States dollar
   EGP - Egyptian pound                    NOK - Norwegian krone                   VEB - Venezuelan bolivar
   EUR - Euro                              NZD - New Zealand dollar                VND - Vietnamese dong
   GBP - British pound sterling            PEN - Peruvian nouveau sol              ZAR - South African rand

 150  Notes to Schedules of Investments

                      (This page intentionally left blank)

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2006 (UNAUDITED)

                                                               EQUITY I         EQUITY II          EQUITY Q        INTERNATIONAL
AMOUNTS IN THOUSANDS                                             FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                             $    1,356,813    $      710,663    $    1,405,308    $     2,050,010
---------------------------------------------------------------------------------------------------------------------------------
Investments, at market***                                        1,562,938           831,040         1,636,865          2,523,915
Cash                                                                   360                --                --                422
Cash (restricted)                                                       --                --                --                 --
Foreign currency holdings*                                              --                --                --              9,476
Unrealized appreciation on foreign currency exchange
   contracts                                                            --                --                --             12,664
Receivables:
      Dividends and interest                                         1,270               308             1,456              5,850
      Dividends from affiliated money market funds                     307               214               200                484
      Investments sold                                              17,572            46,722            27,547              8,485
      Fund shares sold                                               2,827               569             2,749              3,483
      Foreign taxes recoverable                                         --                --                --                164
      From Advisor                                                      --                --                --                 --
      Daily variation margin on futures contracts                      161               394               146                 --
Prepaid expenses                                                        45                20                30                 44
Unrealized appreciation on index swap contracts                         --                --                --                 10
Interest rate swap contracts, at market value*****                      --                --                --                 --
Credit default swap contracts, at market value****                      --                --                --                 --
                                                            --------------    --------------    --------------    ---------------
Total assets                                                     1,585,480           879,267         1,668,993          2,564,997
                                                            --------------    --------------    --------------    ---------------
LIABILITIES
Payables:
      Due to Custodian                                                  --                --                --                 --
      Investments purchased                                         14,688            56,683            32,228             12,634
      Fund shares redeemed                                           2,897             1,256             1,358              3,712
      Accrued fees to affiliates                                       768               478               845              1,193
      Other accrued expenses                                            89               100               104                264
      Daily variation margin on futures contracts                       --                --                --              1,107
      Deferred tax liability                                            --                --                --                 12
Unrealized depreciation on foreign currency exchange
   contracts                                                            --                --                --              9,065
Options written, at market value**                                      --                --                --                378
Payable upon return of securities loaned                            96,534           118,387            39,708            628,398
Unrealized depreciation on index swap contracts                         --                --                --                  7
Interest rate swap contracts, at market value*****                      --                --                --                 --
Credit default swap contracts, at market value****                      --                --                --                 --
                                                            --------------    --------------    --------------    ---------------
Total liabilities                                                  114,976           176,904            74,243            656,770
                                                            --------------    --------------    --------------    ---------------

NET ASSETS                                                  $    1,470,504    $      702,363    $    1,594,750    $     1,908,227
                                                            ==============    ==============    ==============    ===============
Net Assets Consist of:
Undistributed (overdistributed) net investment income       $          994    $          (49)   $          804    $         4,461
Accumulated net realized gain (loss)                                36,411           101,842            76,970            192,044
Unrealized appreciation (depreciation) on:
      Investments (Emerging Markets Fund -- net of
         foreign capital gains taxes)                              206,125           120,377           231,557            473,893
      Futures contracts                                              1,583             1,747             1,050              3,900
      Options written                                                   --                --                --                (17)
      Credit default swap contracts                                     --                --                --                 --
      Index swap contracts                                              --                --                --                  3
      Interest rate swap contracts                                      --                --                --                 --
      Foreign currency-related transactions                             --                --                --              3,885
Shares of beneficial interest                                          450               201               423                385
Additional paid-in capital                                       1,224,941           478,245         1,283,946          1,229,673
                                                            --------------    --------------    --------------    ---------------
NET ASSETS                                                  $    1,470,504    $      702,363    $    1,594,750    $     1,908,227
                                                            ==============    ==============    ==============    ===============

See accompanying notes which are an integral part of the financial statements.

 152  Statement of Assets and Liabilities

    FIXED INCOME I    FIXED INCOME III    EMERGING MARKETS      REAL ESTATE      SHORT DURATION    SELECT GROWTH      SELECT VALUE
         FUND               FUND                FUND          SECURITIES FUND      BOND FUND            FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
    $    1,913,819     $      932,122      $      729,344     $    1,252,841     $    1,144,681    $      191,178    $      360,525
-----------------------------------------------------------------------------------------------------------------------------------
         1,888,132            924,361           1,174,995          1,839,442          1,129,203           217,045           422,633
             1,566                 61                  --                 --                108               133                --
                --                102                  --                 --                 --                --                --
                97                106               7,333                 --                 13                --                --
             1,163                850               1,626                 --                 --                --                --
             9,850              4,913               3,228                570              7,695                59               384
               390                324                 204                194                176                43                86
            43,006             17,581               7,033             18,698             53,999             3,333             1,588
             4,839              2,638               2,024              3,381              1,019               552               731
                --                 --                  --                 --                 --                --                --
                --                 --                  --                 --                 --                80                --
               258                183                  25                 --                197                --                68
                25                 21                  --                 35                  5                 4                11
                --                  2                  --                 --                 --                --                --
                24                 26                  --                 --                 55                --                --
                --                 14                  --                 --                 --                --                --
    --------------     --------------      --------------     --------------     --------------    --------------    --------------
         1,949,350            951,182           1,196,468          1,862,320          1,192,470           221,249           425,501
    --------------     --------------      --------------     --------------     --------------    --------------    --------------
                --                 --                 472                 --                 --                --                --
           271,940            131,156               7,017             14,217             61,868             3,496             3,365
               875              3,432                 981              1,476              1,192                54               461
               359                353               1,351              1,561                583               165               321
               118                 77                 239                119                109                36                58
                --                  1                 105                 --                 --                47                --
                --                 --               1,813                 --                 --                --                --
               849                696                 209                 --                 63                --                --
               566                462               1,015                 --                598                --                --
           300,352            103,636              32,075             97,933              5,036            19,859            31,697
                --                 36                  --                 --                 --                --                --
               407                487                  --                 --                281                --                --
                --                 --                  --                 --                 --                --                --
    --------------     --------------      --------------     --------------     --------------    --------------    --------------
           575,466            240,336              45,277            115,306             69,730            23,657            35,902
    --------------     --------------      --------------     --------------     --------------    --------------    --------------

    $    1,373,884     $      710,846      $    1,151,191     $    1,747,014     $    1,122,740    $      197,592    $      389,599
    ==============     ==============      ==============     ==============     ==============    ==============    ==============
    $        4,699     $        2,886      $      (12,025)    $       (1,155)    $        3,773    $          (21)   $          168
           (15,519)            (4,513)             84,744             96,943            (12,733)          (10,727)            5,308
           (25,687)            (7,761)            443,838            586,601            (15,478)           25,867            62,108
            (1,450)            (1,709)              1,536                 --             (2,223)              131               549
              (204)                (6)                (35)                --                 75                --                --
                --                 77                  --                 --                 --                --                --
                --                (34)                 --                 --                 --                --                --
              (399)              (484)                 --                 --               (271)               --                --
               288                 55               1,492                 --                (62)               --                --
               673                693                 508                358                604               232               322
         1,411,483            721,642             631,133          1,064,267          1,149,055           182,110           321,144
    --------------     --------------      --------------     --------------     --------------    --------------    --------------
    $    1,373,884     $      710,846      $    1,151,191     $    1,747,014     $    1,122,740    $      197,592    $      389,599
    ==============     ==============      ==============     ==============     ==============    ==============    ==============

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  153

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

                                                           EQUITY I         EQUITY II           EQUITY Q          INTERNATIONAL
                                                             FUND              FUND               FUND                FUND
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, offering and redemption price per
   share:
   Net asset value per share: Class C******             $           --    $           --    $             --    $              --
      Class C -- Net assets                             $           --    $           --    $             --    $              --
      Class C -- Shares outstanding ($.01 par value)                --                --                  --                   --
   Net asset value per share: Class E******             $        32.71    $        34.76    $          37.68    $           49.56
      Class E -- Net assets                             $   41,123,192    $   40,484,730    $     52,257,049    $      50,480,158
      Class E -- Shares outstanding ($.01 par value)         1,257,308         1,164,542           1,386,788            1,018,513
   Net asset value per share: Class I******             $        32.69    $        34.88    $          37.69    $           49.54
      Class I -- Net assets                             $  985,790,667    $  526,256,819    $  1,139,253,786    $   1,401,565,390
      Class I -- Shares outstanding ($.01 par value)        30,158,251        15,089,664          30,227,846           28,291,137
   Net asset value per share: Class S******             $           --    $           --    $             --    $              --
      Class S -- Net assets                             $           --    $           --    $             --    $              --
      Class S -- Shares outstanding ($.01 par value)                --                --                  --                   --
   Net asset value per share: Class Y******             $        32.67    $        34.87    $          37.69    $           49.53
      Class Y -- Net assets                             $  443,590,191    $  135,621,137    $    403,238,711    $     456,181,614
      Class Y -- Shares outstanding ($.01 par value)        13,576,439         3,889,717          10,698,871            9,209,778
---------------------------------------------------------------------------------------------------------------------------------
Amounts in thousands
*      Foreign currency holdings - cost                 $           --    $           --    $             --    $           9,304
**     Premiums received on options written             $           --    $           --    $             --    $             361
***    Securities on loan included in investments       $       93,230    $      115,548    $         38,587    $         594,462
****   Credit default swap contracts - premiums paid
       (received)                                       $           --    $           --    $             --    $              --
*****  Interest rate swap contracts - premiums paid
       (received)                                       $           --    $           --    $             --    $              --
****** Net asset value per share equals class level
       net assets divided by class level shares of
       beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

 154  Statement of Assets and Liabilities

    FIXED INCOME I    FIXED INCOME III    EMERGING MARKETS      REAL ESTATE      SHORT DURATION    SELECT GROWTH      SELECT VALUE
         FUND               FUND                FUND          SECURITIES FUND      BOND FUND            FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
    $           --     $           --      $        22.03     $        47.69     $        18.54    $         8.03    $        11.90
    $           --     $           --      $   50,692,859     $   94,908,637     $   23,961,732    $   10,164,436    $   24,821,576
                --                 --           2,300,646          1,989,911          1,292,171         1,266,042         2,085,202
    $        20.42     $        10.27      $        22.70     $        48.40     $        18.61    $         8.41    $        12.11
    $   31,254,594     $   10,034,060      $   28,861,603     $   47,508,219     $   25,513,125    $    4,687,840    $   10,241,136
         1,530,771            976,570           1,271,475            981,630          1,371,162           557,733           845,919
    $        20.41     $        10.26      $           --     $           --     $           --    $         8.58    $        12.14
    $  784,726,665     $  657,060,843      $           --     $           --     $           --    $  110,776,776    $  121,298,694
        38,445,534         64,055,915                  --                 --                 --        12,905,556         9,993,516
    $           --     $           --      $        22.68     $        48.88     $        18.58    $         8.53    $        12.11
    $           --     $           --      $1,071,636,138     $1,604,597,271     $1,073,264,518    $   71,963,360    $  233,237,166
                --                 --          47,243,989         32,829,147         57,759,952         8,438,724        19,255,731
    $        20.42     $        10.26      $           --     $           --     $           --    $           --    $           --
    $  557,902,795     $   43,751,028      $           --     $           --     $           --    $           --    $           --
        27,321,304          4,264,125                  --                 --                 --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
    $           94     $          104      $        7,307     $           --     $           12    $           --    $           --
    $          362     $          456      $          980     $           --     $          673    $           --    $           --
    $      294,108     $      101,587      $       28,810     $       95,684     $        4,927    $       19,317    $       31,129
    $           --     $          (63)     $           --     $           --     $           --    $           --    $           --
    $           16     $           23      $           --     $           --     $           45    $           --    $           --

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  155

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2006 (UNAUDITED)

                                               EQUITY I         EQUITY II          EQUITY Q         INTERNATIONAL
AMOUNTS IN THOUSANDS                             FUND              FUND              FUND               FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                             $        9,659    $        3,140    $       13,239    $          22,709
      Dividends from affiliated money
         market funds                                1,588               837               778                2,672
      Interest                                         123                43                64                  249
      Securities lending income                         70               202                25                  569
      Less foreign taxes withheld                       --                --                --               (1,317)
                                            --------------    --------------    --------------    -----------------
Total investment income                             11,440             4,222            14,106               24,882
                                            --------------    --------------    --------------    -----------------

EXPENSES
      Advisory fees                                  3,666             2,334             4,115                6,361
      Administrative fees                              333               167               374                  454
      Custodian fees                                   227               226               216                1,040
      Distribution fees - Class C                       --                --                --                   --
      Transfer agent fees                               --                --                --                   --
      Transfer agent fees - Class C                     --                --                --                   --
      Transfer agent fees - Class E                     10                 8                13                   12
      Transfer agent fees - Class I                    315               237               326                  263
      Transfer agent fees - Class S                     --                --                --                   --
      Transfer agent fees - Class Y                      8                 3                 8                   12
      Professional fees                                 44                33                47                   70
      Registration fees                                 57                35                44                   40
      Shareholder servicing fees - Class
         C                                              --                --                --                   --
      Shareholder servicing fees - Class
         E                                              50                47                62                   57
      Trustees' fees                                    15                 9                19                   23
      Printing fees                                     17                19                27                   28
      Miscellaneous                                     10                 9                14                   16
                                            --------------    --------------    --------------    -----------------
      Expenses before reductions                     4,752             3,127             5,265                8,376
      Expense reductions                              (135)              (68)             (151)                (183)
                                            --------------    --------------    --------------    -----------------
Net expenses                                         4,617             3,059             5,114                8,193
                                            --------------    --------------    --------------    -----------------
Net investment income (loss)                         6,823             1,163             8,992               16,689
                                            --------------    --------------    --------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments (Emerging Markets Fund
         - net of foreign capital gains
         taxes)                                     44,469           102,000            85,573              189,546
      Futures contracts                              3,711             4,388             2,505               18,391
      Options written                                   --                --                --                 (137)
      Credit default swap contracts                     --                --                --                   --
      Index swap contracts                              --                --                --                2,787
      Interest rate swap contracts                      --                --                --                   --
      Foreign currency-related
         transactions                                   --                (1)               --               (5,061)
                                            --------------    --------------    --------------    -----------------
Net realized gain (loss)                            48,180           106,387            88,078              205,526
                                            --------------    --------------    --------------    -----------------
Net change in unrealized appreciation
   (depreciation) on:
      Investments (Emerging Markets Fund
         - net of deferred tax liability
         for foreign capital gains
         taxes)                                     80,817            12,491            46,841              176,236
      Futures contracts                              2,254             2,563             1,188                1,153
      Options written                                   --                --                --                    5
      Credit default swap contracts                     --                --                --                   --
      Index swap contracts                              --                --                --                 (327)
      Interest rate swap contracts                      --                --                --                   --
      Foreign currency-related
         transactions                                   --                --                --                6,926
                                            --------------    --------------    --------------    -----------------
Net change in unrealized appreciation
   (depreciation)                                   83,071            15,054            48,029              183,993
                                            --------------    --------------    --------------    -----------------
Net realized and unrealized gain (loss)            131,251           121,441           136,107              389,519
                                            --------------    --------------    --------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $      138,074    $      122,604    $      145,099    $         406,208
                                            ==============    ==============    ==============    =================

See accompanying notes which are an integral part of the financial statements.

 156  Statement of Operations

    FIXED INCOME I   FIXED INCOME III   EMERGING MARKETS     REAL ESTATE      SHORT DURATION    SELECT GROWTH   SELECT VALUE
         FUND              FUND               FUND         SECURITIES FUND       BOND FUND          FUND            FUND
----------------------------------------------------------------------------------------------------------------------------
    $          52     $           77    $         13,389   $         19,188   $           104    $      684     $      3,544
            2,306              1,673                 966              1,258               965           217              415
           28,857             14,702                  93                 --            23,499            17               20
               80                 98                  37                 93                 8            17               28
               --                 --              (1,073)                --                --            --               --
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------
           31,295             16,550              13,412             20,539            24,576           935            4,007
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------

            1,591              1,640               5,742              6,625             2,634           738            1,294
              318                164                 251                414               294            46               92
              320                258               1,027                201               188            84              103
               --                 --                 158                335               101            34               87
               --                 --               1,160              1,529               636            --               --
               --                 --                  --                 --                --            12               31
                6                  2                  --                 --                --             3                7
              193                238                  --                 --                --            71               56
               --                 --                  --                 --                --            57              270
               10                  1                  --                 --                --            --               --
               52                 27                  53                 44                39            19               28
               55                 42                  34                 51                51            28               31
               --                 --                  53                112                34            11               29
               38                 12                  30                 55                31             6               12
               15                  8                  11                 20                16             2                4
               22                  9                  20                 35                20             4                6
               12                  6                  14                 13                12             3                4
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------
            2,632              2,407               8,553              9,434             4,056         1,118            2,054
             (142)               (86)                 (4)                (3)              (15)         (119)              --
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------
            2,490              2,321               8,549              9,431             4,041           999            2,054
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------
           28,805             14,229               4,863             11,108            20,535           (64)           1,953
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------

           (9,484)            (3,153)             77,545             90,749            (2,581)        7,240           17,827
           (2,251)              (853)              5,267                 --              (565)          324              890
              103                 92               3,560                 --                43            --               --
               --                 21                  --                 --                --            --               --
               --                  3                  --                 --                --            --               --
               --               (111)                 --                 --              (466)           --               --
             (370)              (188)              1,036                 --                17            --               --
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------
          (12,002)            (4,189)             87,408             90,749            (3,552)        7,564           18,717
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------
          (10,973)            (4,817)            223,452            148,432            (1,096)        7,062           21,874
             (132)              (945)              1,235                 --            (1,158)          213              902
             (136)               (21)                103                 --                18            --               --
               --                 72                  --                 --                --            --               --
               --                (14)                 --                 --                --            --               --
             (229)              (282)                 --                 --               185            --               --
              420                135               1,738                 --               (82)           --               --
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------
          (11,050)            (5,872)            226,528            148,432            (2,133)        7,275           22,776
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------
          (23,052)           (10,061)            313,936            239,181            (5,685)       14,839           41,493
    -------------     --------------    ----------------   ----------------   ---------------    ----------     ------------

            5,753
    $                 $        4,168    $        318,799   $        250,289   $        14,850    $   14,775     $     43,446
    =============     ==============    ================   ================   ===============    ==========     ============

  See accompanying notes which are an integral part of the financial statements.

                                                    Statement of Operations  157

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                                  EQUITY I                                EQUITY II
                                                                    FUND                                    FUND
                                                    ------------------------------------    -------------------------------------
                                                       SIX MONTHS         FISCAL YEAR          SIX MONTHS          FISCAL YEAR
                                                         ENDED               ENDED               ENDED                ENDED
                                                     APRIL 30, 2006       OCTOBER 31,        APRIL 30, 2006        OCTOBER 31,
AMOUNTS IN THOUSANDS                                  (UNAUDITED)             2005            (UNAUDITED)             2005
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                  $          6,823    $         10,607    $          1,163    $             944
      Net realized gain (loss)                                48,180              76,037             106,387              160,177
      Net change in unrealized appreciation
         (depreciation)                                       83,071              29,516              15,054              (50,968)
                                                    ----------------    ----------------    ----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                138,074             116,160             122,604              110,153
                                                    ----------------    ----------------    ----------------    -----------------

DISTRIBUTIONS
      From net investment income
         Class C                                                  --                  --                  --                   --
         Class E                                                (148)               (293)                 --                 (114)
         Class I                                              (4,335)             (8,027)               (979)              (2,033)
         Class S                                                  --                  --                  --                   --
         Class Y                                              (1,948)             (2,220)               (358)                (635)
      From net realized gain
         Class C                                                  --                  --                  --                   --
         Class E                                              (1,542)                 --              (8,757)             (10,499)
         Class I                                             (34,548)                 --            (120,739)             (87,641)
         Class S                                                  --                  --                  --                   --
         Class Y                                             (13,972)                 --             (28,930)             (20,999)
                                                    ----------------    ----------------    ----------------    -----------------
Net decrease in net assets from distributions                (56,493)            (10,540)           (159,763)            (121,921)
                                                    ----------------    ----------------    ----------------    -----------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from
         share transactions                                  184,791             263,392              95,332             (258,684)
                                                    ----------------    ----------------    ----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                  266,372             369,012              58,173             (270,452)

NET ASSETS
      Beginning of period                                  1,204,132             835,120             644,190              914,642
                                                    ----------------    ----------------    ----------------    -----------------

      End of period                                 $      1,470,504    $      1,204,132    $        702,363    $         644,190
                                                    ================    ================    ================    =================

      Undistributed (overdistributed) net
         investment income included in net
         assets                                     $            994    $            603    $            (49)   $             125

See accompanying notes which are an integral part of the financial statements.

 158  Statement of Changes in Net Assets

               EQUITY Q                      INTERNATIONAL                    FIXED INCOME I
                 FUND                             FUND                             FUND
    ------------------------------   ------------------------------   ------------------------------
      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR
        ENDED            ENDED           ENDED            ENDED           ENDED            ENDED
    APRIL 30, 2006    OCTOBER 31,    APRIL 30, 2006    OCTOBER 31,    APRIL 30, 2006    OCTOBER 31,
     (UNAUDITED)         2005         (UNAUDITED)         2005         (UNAUDITED)         2005
----------------------------------------------------------------------------------------------------

    $       8,992    $      18,044   $      16,689    $      28,592   $      28,805    $      43,832
           88,078          121,712         205,526          151,503         (12,002)          (1,233)
           48,029              919         183,993           76,185         (11,050)         (32,571)
    -------------    -------------   -------------    -------------   -------------    -------------
          145,099          140,675         406,208          256,280           5,753           10,028
    -------------    -------------   -------------    -------------   -------------    -------------

               --               --              --               --              --               --
             (240)            (492)           (687)            (681)           (625)          (1,004)
           (6,431)         (13,322)        (21,365)         (20,055)        (17,036)         (28,735)
               --               --              --               --              --               --
           (2,307)          (4,330)        (12,155)         (10,709)        (10,385)         (12,901)
               --               --              --               --              --               --
           (1,147)              --              --               --              --             (691)
          (25,033)              --              --               --              --          (18,576)
               --               --              --               --              --               --
           (8,385)              --              --               --              --           (7,263)
    -------------    -------------   -------------    -------------   -------------    -------------
          (43,543)         (18,144)        (34,207)         (31,445)        (28,046)         (69,170)
    -------------    -------------   -------------    -------------   -------------    -------------

           99,532         (132,081)       (220,243)          88,868         178,855          211,492
    -------------    -------------   -------------    -------------   -------------    -------------

          201,088           (9,550)        151,758          313,703         156,562          152,350

        1,393,662        1,403,212       1,756,469        1,442,766       1,217,322        1,064,972
    -------------    -------------   -------------    -------------   -------------    -------------

    $   1,594,750    $   1,393,662   $   1,908,227    $   1,756,469   $   1,373,884    $   1,217,322
    =============    =============   =============    =============   =============    =============

    $         804    $         790   $       4,461    $      21,985   $       4,699    $       3,940

            FIXED INCOME III
                  FUND
     ------------------------------
       SIX MONTHS      FISCAL YEAR
         ENDED            ENDED
     APRIL 30, 2006    OCTOBER 31,
      (UNAUDITED)         2005
---
     $      14,229    $      18,995
            (4,189)           2,429
            (5,872)         (13,873)
     -------------    -------------
             4,168            7,551
     -------------    -------------
                --               --
              (189)            (255)
           (12,660)         (16,744)
                --               --
              (931)            (720)
                --               --
               (27)             (62)
            (1,689)          (3,882)
                --               --
              (129)              --
     -------------    -------------
           (15,625)         (21,663)
     -------------    -------------
           111,880          155,080
     -------------    -------------
           100,423          140,968
           610,423          469,455
     -------------    -------------
     $     710,846    $     610,423
     =============    =============
     $       2,886    $       2,438

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Changes in Net Assets  159

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

                                                              EMERGING MARKETS                     REAL ESTATE SECURITIES
                                                                    FUND                                    FUND
                                                    ------------------------------------    -------------------------------------
                                                       SIX MONTHS         FISCAL YEAR          SIX MONTHS          FISCAL YEAR
                                                         ENDED               ENDED               ENDED                ENDED
                                                     APRIL 30, 2006       OCTOBER 31,        APRIL 30, 2006        OCTOBER 31,
AMOUNTS IN THOUSANDS                                  (UNAUDITED)             2005            (UNAUDITED)             2005
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                  $          4,863    $          9,257    $         11,108    $          27,104
      Net realized gain (loss)                                87,408             102,118              90,749              149,115
      Net change in unrealized appreciation
         (depreciation)                                      226,528             102,396             148,432               62,485
                                                    ----------------    ----------------    ----------------    -----------------
Net increase (decrease) in net assets from
   operations                                                318,799             213,771             250,289              238,704
                                                    ----------------    ----------------    ----------------    -----------------

DISTRIBUTIONS
      From net investment income
         Class C                                                (580)                (83)               (467)                (700)
         Class E                                                (442)               (194)               (331)                (596)
         Class I                                                  --                  --                  --                   --
         Class S                                             (20,081)             (9,858)            (12,839)             (25,047)
         Class Y                                                  --                  --                  --                   --
      From net realized gain
         Class C                                                (887)                 --              (8,834)              (5,310)
         Class E                                                (487)                 --              (4,267)              (2,607)
         Class I                                                  --                  --                  --                   --
         Class S                                             (20,087)                 --            (150,805)             (98,198)
         Class Y                                                  --                  --                  --                   --
                                                    ----------------    ----------------    ----------------    -----------------
Net decrease in net assets from distributions                (42,564)            (10,135)           (177,543)            (132,458)
                                                    ----------------    ----------------    ----------------    -----------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from
         share transactions                                   28,054              59,004             117,987              187,997
                                                    ----------------    ----------------    ----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                  304,289             262,640             190,733              294,243

NET ASSETS
      Beginning of period                                    846,902             584,262           1,556,281            1,262,038
                                                    ----------------    ----------------    ----------------    -----------------

      End of period                                 $      1,151,191    $        846,902    $      1,747,014    $       1,556,281
                                                    ================    ================    ================    =================
      Undistributed (overdistributed) net
         investment income included in net
         assets                                     $        (12,025)   $          4,215    $         (1,155)   $           1,374

See accompanying notes which are an integral part of the financial statements.

 160  Statement of Changes in Net Assets

         SHORT DURATION BOND                 SELECT GROWTH                     SELECT VALUE
                 FUND                             FUND                             FUND
    ------------------------------   ------------------------------   ------------------------------
      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR
        ENDED            ENDED           ENDED            ENDED           ENDED            ENDED
    APRIL 30, 2006    OCTOBER 31,    APRIL 30, 2006    OCTOBER 31,    APRIL 30, 2006    OCTOBER 31,
     (UNAUDITED)         2005         (UNAUDITED)         2005         (UNAUDITED)         2005
----------------------------------------------------------------------------------------------------

    $      20,535    $      31,923   $         (64)   $          43   $       1,953    $       3,268
           (3,552)          (8,752)          7,564            7,903          18,717           25,574
           (2,133)         (17,447)          7,275            6,530          22,776            9,493
    -------------    -------------   -------------    -------------   -------------    -------------
           14,850            5,724          14,775           14,476          43,446           38,335
    -------------    -------------   -------------    -------------   -------------    -------------

             (330)            (523)             --               --             (25)             (18)
             (410)            (558)             --               --             (38)             (72)
               --               --              --               --            (768)          (1,393)
          (19,357)         (29,494)             --               --          (1,028)          (1,866)
               --               --              --               --              --               --
               --              (24)             --               --          (1,231)             (14)
               --              (16)             --               --            (494)              (8)
               --               --              --               --          (7,528)             (83)
               --             (767)             --               --         (11,306)            (145)
               --               --              --               --              --               --
    -------------    -------------   -------------    -------------   -------------    -------------
          (20,097)         (31,382)             --               --         (22,418)          (3,599)
    -------------    -------------   -------------    -------------   -------------    -------------

          (85,593)          42,298             977           44,098           4,263           27,540
    -------------    -------------   -------------    -------------   -------------    -------------

          (90,840)          16,640          15,752           58,574          25,291           62,276

        1,213,580        1,196,940         181,840          123,266         364,308          302,032
    -------------    -------------   -------------    -------------   -------------    -------------

    $   1,122,740    $   1,213,580   $     197,592    $     181,840   $     389,599    $     364,308
    =============    =============   =============    =============   =============    =============

    $       3,773    $       3,335   $         (21)   $          43   $         168    $          74

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Changes in Net Assets  161

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $                 $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME     DISTRIBUTIONS
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM        FROM NET
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS    INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
EQUITY I FUND
Class E
April 30, 2006 *                                 30.81               .12               3.17           3.29             (.12)
October 31, 2005                                 27.56               .25               3.24           3.49             (.24)
October 31, 2004                                 25.75               .16               1.82           1.98             (.17)
October 31, 2003                                 21.46               .15               4.28           4.43             (.14)
October 31, 2002                                 25.25               .12              (3.69)         (3.57)            (.16)
October 31, 2001                                 35.21               .15              (9.62)         (9.47)            (.13)
----------------------------------------------------------------------------------------------------------------------------------
Class I
April 30, 2006 *                                 30.79               .16               3.16           3.32             (.15)
October 31, 2005                                 27.54               .32               3.24           3.56             (.31)
October 31, 2004                                 25.72               .23               1.82           2.05             (.23)
October 31, 2003                                 21.44               .21               4.26           4.47             (.19)
October 31, 2002                                 25.23               .19              (3.70)         (3.51)            (.20)
October 31, 2001                                 35.21               .22              (9.63)         (9.41)            (.21)
----------------------------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2006 *                                 30.77               .17               3.17           3.34             (.17)
October 31, 2005                                 27.53               .31               3.26           3.57             (.33)
October 31, 2004                                 25.72               .25               1.81           2.06             (.25)
October 31, 2003                                 21.43               .23               4.27           4.50             (.21)
October 31, 2002                                 25.24               .20              (3.71)         (3.51)            (.22)
October 31, 2001                                 35.21               .23              (9.61)         (9.38)            (.23)
----------------------------------------------------------------------------------------------------------------------------------
EQUITY II FUND
Class E
April 30, 2006 *                                 38.43               .02               6.36           6.38               --
October 31, 2005                                 39.28              (.04)              4.44           4.40             (.06)
October 31, 2004                                 36.12               .04               3.12           3.16               --
October 31, 2003                                 25.54               .01              10.65          10.66             (.08)
October 31, 2002                                 28.24               .02              (2.65)         (2.63)            (.07)
October 31, 2001                                 38.33               .12              (5.36)         (5.24)            (.07)
----------------------------------------------------------------------------------------------------------------------------------
Class I
April 30, 2006 *                                 38.57               .06               6.39           6.45             (.09)
October 31, 2005                                 39.39               .04               4.45           4.49             (.12)
October 31, 2004                                 36.19               .10               3.15           3.25             (.05)
October 31, 2003                                 25.59               .06              10.66          10.72             (.12)
October 31, 2002                                 28.29               .08              (2.65)         (2.57)            (.13)
October 31, 2001                                 38.35               .18              (5.37)         (5.19)            (.09)
----------------------------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2006 *                                 38.58               .07               6.39           6.46             (.12)
October 31, 2005                                 39.41               .07               4.45           4.52             (.16)
October 31, 2004                                 36.22               .14               3.14           3.28             (.09)
October 31, 2003                                 25.61               .10              10.67          10.77             (.16)
October 31, 2002                                 28.32               .12              (2.65)         (2.53)            (.18)
October 31, 2001                                 38.35               .20              (5.35)         (5.15)            (.10)
----------------------------------------------------------------------------------------------------------------------------------

                                                $
                                          DISTRIBUTIONS        $
                                            FROM NET       RETURN OF
                                          REALIZED GAIN     CAPITAL
--------------------------------------------------------------------
EQUITY I FUND
Class E
April 30, 2006 *                              (1.27)            --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --           (.06)
October 31, 2001                               (.36)            --
--------------------------------------------------------------------
Class I
April 30, 2006 *                              (1.27)            --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --           (.08)
October 31, 2001                               (.36)            --
--------------------------------------------------------------------
Class Y
April 30, 2006 *                              (1.27)            --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --           (.08)
October 31, 2001                               (.36)            --
--------------------------------------------------------------------
EQUITY II FUND
Class E
April 30, 2006 *                             (10.05)            --
October 31, 2005                              (5.19)            --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
October 31, 2001                              (4.78)            --
--------------------------------------------------------------------
Class I
April 30, 2006 *                             (10.05)            --
October 31, 2005                              (5.19)            --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
October 31, 2001                              (4.78)            --
--------------------------------------------------------------------
Class Y
April 30, 2006 *                             (10.05)            --
October 31, 2005                              (5.19)            --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
October 31, 2001                              (4.78)            --
--------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 162  Financial Highlights

                                                                                        %                   %
                              $                                     $           RATIO OF EXPENSES   RATIO OF EXPENSES
           $           NET ASSET VALUE           %              NET ASSETS         TO AVERAGE          TO AVERAGE
         TOTAL              END OF             TOTAL          END OF PERIOD        NET ASSETS          NET ASSETS
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)             NET(C)(E)           GROSS(C)
---------------------------------------------------------------------------------------------------------------------
          (1.39)            32.71               10.92             41,123               .93                 .95
           (.24)            30.81               12.70             37,666               .92                 .96
           (.17)            27.56                7.69             33,143               .94                 .96
           (.14)            25.75               20.79             32,632               .99                 .99
           (.22)            21.46              (14.26)            19,476               .98                 .98
           (.49)            25.25              (27.13)            30,646               .92                 .92
---------------------------------------------------------------------------------------------------------------------
          (1.42)            32.69               11.05            985,791               .70                 .72
           (.31)            30.79               12.97            825,172               .69                 .73
           (.23)            27.54                7.99            697,537               .71                 .72
           (.19)            25.72               21.02            580,055               .75                 .75
           (.28)            21.44              (14.04)           588,901               .74                 .74
           (.57)            25.23              (26.98)           813,827               .71                 .71
---------------------------------------------------------------------------------------------------------------------
          (1.44)            32.67               11.09            443,590               .64                 .66
           (.33)            30.77               13.00            341,294               .65                 .67
           (.25)            27.53                8.07            104,440               .63                 .65
           (.21)            25.72               21.09             89,546               .66                 .66
           (.30)            21.43              (13.96)            57,147               .64                 .64
           (.59)            25.24              (26.93)           146,156               .62                 .62
---------------------------------------------------------------------------------------------------------------------
         (10.05)            34.76               19.98             40,485              1.12                1.14
          (5.25)            38.43               11.53             34,849              1.08                1.11
             --             39.28                8.72             80,542              1.09                1.09
           (.08)            36.12               41.88             46,901              1.12                1.12
           (.07)            25.54               (9.37)            25,874              1.12                1.12
          (4.85)            28.24              (14.86)            29,647              1.08                1.09
---------------------------------------------------------------------------------------------------------------------
         (10.14)            34.88               20.14            526,257               .92                 .94
          (5.31)            38.57               11.77            496,716               .87                 .91
           (.05)            39.39                8.98            674,280               .90                 .90
           (.12)            36.19               42.08            606,333               .94                 .94
           (.13)            25.59               (9.17)           464,113               .92                 .92
          (4.87)            28.29              (14.69)           584,718               .90                 .90
---------------------------------------------------------------------------------------------------------------------
         (10.17)            34.87               20.20            135,621               .83                 .85
          (5.35)            38.58               11.85            112,625               .81                 .83
           (.09)            39.41                9.05            159,820               .79                 .79
           (.16)            36.22               42.34            190,066               .81                 .81
           (.18)            25.61               (9.07)           147,610               .79                 .79
          (4.88)            28.32              (14.59)           126,876               .78                 .79
---------------------------------------------------------------------------------------------------------------------

             %
       RATIO OF NET
     INVESTMENT INCOME          %
        TO AVERAGE          PORTFOLIO
     NET ASSETS(C)(E)    TURNOVER RATE(B)
-----------------------------------------
             .79               48.68
             .83              109.71
             .61              129.94
             .68              115.73
             .49              130.46
             .51              144.94
-----------------------------------------
            1.01               48.68
            1.06              109.71
             .84              129.94
             .92              115.73
             .74              130.46
             .72              144.94
-----------------------------------------
            1.07               48.68
            1.03              109.71
             .92              129.94
            1.00              115.73
             .85              130.46
             .81              144.94
-----------------------------------------
             .14               82.78
            (.09)             156.39
             .09              125.94
             .04              132.27
             .07              126.57
             .37              134.79
-----------------------------------------
             .35               82.78
             .12              156.39
             .27              125.94
             .22              132.27
             .27              126.57
             .55              134.79
-----------------------------------------
             .43               82.78
             .18              156.39
             .37              125.94
             .36              132.27
             .41              126.57
             .65              134.79
-----------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  163

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $                 $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME     DISTRIBUTIONS
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM        FROM NET
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS    INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
EQUITY Q FUND
Class E
April 30, 2006 *                                 35.20               .17               3.36           3.53             (.18)
October 31, 2005                                 32.32               .35               2.88           3.23             (.35)
October 31, 2004                                 30.10               .23               2.24           2.47             (.25)
October 31, 2003                                 24.90               .22               5.18           5.40             (.20)
October 31, 2002                                 29.75               .17              (4.81)         (4.64)            (.21)
October 31, 2001                                 40.70               .20              (9.75)         (9.55)            (.17)
----------------------------------------------------------------------------------------------------------------------------------
Class I
April 30, 2006 *                                 35.20               .22               3.36           3.58             (.22)
October 31, 2005                                 32.32               .44               2.88           3.32             (.44)
October 31, 2004                                 30.10               .30               2.24           2.54             (.32)
October 31, 2003                                 24.89               .27               5.19           5.46             (.25)
October 31, 2002                                 29.75               .24              (4.82)         (4.58)            (.28)
October 31, 2001                                 40.69               .26              (9.72)         (9.46)            (.25)
----------------------------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2006 *                                 35.20               .23               3.36           3.59             (.23)
October 31, 2005                                 32.32               .45               2.88           3.33             (.45)
October 31, 2004                                 30.09               .32               2.25           2.57             (.34)
October 31, 2003                                 24.89               .30               5.17           5.47             (.27)
October 31, 2002                                 29.75               .27              (4.82)         (4.55)            (.31)
October 31, 2001                                 40.69               .28              (9.71)         (9.43)            (.28)
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND
Class E
April 30, 2006 *                                 40.45               .37               9.42           9.79             (.68)
October 31, 2005                                 35.15               .57               5.41           5.98             (.68)
October 31, 2004                                 31.22               .38               4.29           4.67             (.74)
October 31, 2003                                 24.71               .30               6.59           6.89             (.38)
October 31, 2002                                 28.34               .16              (3.75)         (3.59)            (.04)
October 31, 2001                                 39.51               .28              (9.53)         (9.25)              --
----------------------------------------------------------------------------------------------------------------------------------
Class I
April 30, 2006 *                                 40.47               .43               9.42           9.85             (.78)
October 31, 2005                                 35.16               .68               5.39           6.07             (.76)
October 31, 2004                                 31.20               .46               4.29           4.75             (.79)
October 31, 2003                                 24.74               .36               6.53           6.89             (.43)
October 31, 2002                                 28.38               .26              (3.78)         (3.52)            (.12)
October 31, 2001                                 39.60               .34              (9.52)         (9.18)            (.12)
----------------------------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2006 *                                 40.47               .37               9.48           9.85             (.79)
October 31, 2005                                 35.17               .68               5.40           6.08             (.78)
October 31, 2004                                 31.21               .45               4.33           4.78             (.82)
October 31, 2003                                 24.75               .38               6.54           6.92             (.46)
October 31, 2002                                 28.42               .32              (3.83)         (3.51)            (.16)
October 31, 2001                                 39.62               .46              (9.60)         (9.14)            (.14)
----------------------------------------------------------------------------------------------------------------------------------

                                                $
                                          DISTRIBUTIONS        $
                                            FROM NET       RETURN OF
                                          REALIZED GAIN     CAPITAL
--------------------------------------------------------------------
EQUITY Q FUND
Class E
April 30, 2006 *                               (.87)            --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
October 31, 2001                              (1.23)            --
--------------------------------------------------------------------
Class I
April 30, 2006 *                               (.87)            --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
October 31, 2001                              (1.23)            --
--------------------------------------------------------------------
Class Y
April 30, 2006 *                               (.87)            --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
October 31, 2001                              (1.23)            --
--------------------------------------------------------------------
INTERNATIONAL FUND
Class E
April 30, 2006 *                                 --             --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
October 31, 2001                              (1.92)            --
--------------------------------------------------------------------
Class I
April 30, 2006 *                                 --             --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
October 31, 2001                              (1.92)            --
--------------------------------------------------------------------
Class Y
April 30, 2006 *                                 --             --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
October 31, 2001                              (1.92)            --
--------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 164  Financial Highlights

                                                                                        %                   %
                              $                                     $           RATIO OF EXPENSES   RATIO OF EXPENSES
           $           NET ASSET VALUE,          %              NET ASSETS         TO AVERAGE          TO AVERAGE
         TOTAL              END OF             TOTAL          END OF PERIOD        NET ASSETS          NET ASSETS
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)             NET(C)(E)           GROSS(C)
---------------------------------------------------------------------------------------------------------------------
         (1.05)             37.68               10.17              52,257              .93                 .95
          (.35)             35.20               10.03              46,352              .91                 .93
          (.25)             32.32                8.22              47,570              .92                 .93
          (.20)             30.10               21.76              40,924              .94                 .94
          (.21)             24.90              (15.70)             17,503              .94                 .94
         (1.40)             29.75              (23.98)             21,979              .89                 .89
---------------------------------------------------------------------------------------------------------------------
         (1.09)             37.69               10.33           1,139,254              .69                 .71
          (.44)             35.20               10.30           1,009,002              .66                 .69
          (.32)             32.32                8.46           1,018,806              .69                 .69
          (.25)             30.10               22.04             822,548              .72                 .72
          (.28)             24.89              (15.50)            854,495              .70                 .70
         (1.48)             29.75              (23.82)            983,176              .70                 .70
---------------------------------------------------------------------------------------------------------------------
         (1.10)             37.69               10.36             403,239              .63                 .65
          (.45)             35.20               10.34             338,308              .63                 .65
          (.34)             32.32                8.58             336,836              .61                 .61
          (.27)             30.09               22.13             674,326              .63                 .63
          (.31)             24.89              (15.41)            514,589              .60                 .60
         (1.51)             29.75              (23.74)            456,512              .61                 .61
---------------------------------------------------------------------------------------------------------------------
          (.68)             49.56               24.46              50,480             1.17                1.19
          (.68)             40.45               17.19              41,415             1.15                1.18
          (.74)             35.15               15.20              35,442             1.19                1.20
          (.38)             31.22               28.33              24,163             1.26                1.26
          (.04)             24.71              (12.68)             11,965             1.31                1.32
         (1.92)             28.34              (24.54)             19,449             1.26                1.26
---------------------------------------------------------------------------------------------------------------------
          (.78)             49.54               24.63           1,401,565              .91                 .93
          (.76)             40.47               17.48           1,127,303              .90                 .93
          (.79)             35.16               15.47             915,469              .95                 .96
          (.43)             31.20               28.37             597,650             1.06                1.06
          (.12)             24.74              (12.46)            527,791             1.07                1.07
         (2.04)             28.38              (24.37)            658,920             1.06                1.06
---------------------------------------------------------------------------------------------------------------------
          (.79)             49.53               24.65             456,182              .86                 .88
          (.78)             40.47               17.53             587,751              .86                 .89
          (.82)             35.17               15.54             491,855              .87                 .88
          (.46)             31.21               28.51             567,878              .96                 .96
          (.16)             24.75              (12.42)            395,955              .97                 .97
         (2.06)             28.42              (24.26)            386,538              .96                 .96
---------------------------------------------------------------------------------------------------------------------

             %
       RATIO OF NET
     INVESTMENT INCOME          %
        TO AVERAGE          PORTFOLIO
     NET ASSETS(C)(E)    TURNOVER RATE(B)
-----------------------------------------
            .96                49.45
           1.01               117.34
            .71               102.51
            .80               114.72
            .58                71.16
            .58                79.24
-----------------------------------------
           1.20                49.45
           1.26               117.34
            .94               102.51
           1.02               114.72
            .82                71.16
            .77                79.24
-----------------------------------------
           1.25                49.45
           1.30               117.34
           1.05               102.51
           1.10               114.72
            .93                71.16
            .86                79.24
-----------------------------------------
           1.66                37.03
           1.49                80.36
           1.13                81.19
           1.14                79.40
            .57                87.84
            .82               111.84
-----------------------------------------
           1.93                37.03
           1.76                80.36
           1.36                81.19
           1.38                79.40
            .92                87.84
           1.00               111.84
-----------------------------------------
           1.63                37.03
           1.76                80.36
           1.35                81.19
           1.45                79.40
           1.12                87.84
           1.40               111.84
-----------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  165

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $                 $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME     DISTRIBUTIONS
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM        FROM NET
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS    INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME I FUND
Class E
April 30, 2006 *                                 20.75               .70               (.61)           .09              (.42)
October 31, 2005                                 21.88               .74               (.61)           .13              (.73)
October 31, 2004                                 22.12               .63                .48           1.11              (.69)
October 31, 2003                                 22.15               .72                .36           1.08              (.67)
October 31, 2002                                 22.32               .90                .17           1.07              (.97)
October 31, 2001                                 20.79              1.19               1.58           2.77             (1.24)
----------------------------------------------------------------------------------------------------------------------------------
Class I
April 30, 2006 *                                 20.75               .30               (.19)           .11              (.45)
October 31, 2005                                 21.87               .80               (.61)           .19              (.78)
October 31, 2004                                 22.11               .68                .49           1.17              (.75)
October 31, 2003                                 22.15               .78                .35           1.13              (.73)
October 31, 2002                                 22.32               .96                .17           1.13             (1.03)
October 31, 2001                                 20.79              1.24               1.58           2.82             (1.29)
----------------------------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2006 *                                 20.76              2.75              (2.63)           .12              (.46)
October 31, 2005                                 21.88               .80               (.61)           .19              (.78)
October 31, 2004                                 22.12               .70                .48           1.18              (.76)
October 31, 2003                                 22.16               .79                .36           1.15              (.75)
October 31, 2002                                 22.32               .98                .18           1.16             (1.05)
October 31, 2001                                 20.79              1.23               1.61           2.84             (1.31)
----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME III FUND
Class E
April 30, 2006 *                                 10.44               .21               (.14)           .07              (.21)
October 31, 2005                                 10.70               .35               (.21)           .14              (.32)
October 31, 2004                                 10.67               .28                .31            .59              (.38)
October 31, 2003                                 10.11               .38                .52            .90              (.34)
October 31, 2002                                 10.37               .40               (.05)           .35              (.61)
October 31, 2001                                  9.77               .57                .61           1.18              (.58)
----------------------------------------------------------------------------------------------------------------------------------
Class I
April 30, 2006 *                                 10.43               .22               (.14)           .08              (.22)
October 31, 2005                                 10.69               .38               (.22)           .16              (.34)
October 31, 2004                                 10.65               .30                .32            .62              (.40)
October 31, 2003                                 10.09               .40                .52            .92              (.36)
October 31, 2002                                 10.36               .42               (.06)           .36              (.63)
October 31, 2001                                  9.76               .59                .63           1.22              (.62)
----------------------------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2006 *                                 10.43               .25               (.17)           .08              (.22)
October 31, 2005 (2)                             10.74               .14               (.26)          (.12)             (.19)
----------------------------------------------------------------------------------------------------------------------------------

                                                $
                                          DISTRIBUTIONS        $
                                            FROM NET       RETURN OF
                                          REALIZED GAIN     CAPITAL
--------------------------------------------------------------------
FIXED INCOME I FUND
Class E
April 30, 2006 *                                --              --
October 31, 2005                              (.53)             --
October 31, 2004                              (.66)             --
October 31, 2003                              (.44)             --
October 31, 2002                              (.27)             --
October 31, 2001                                --              --
--------------------------------------------------------------------
Class I
April 30, 2006 *                                --              --
October 31, 2005                              (.53)             --
October 31, 2004                              (.66)             --
October 31, 2003                              (.44)             --
October 31, 2002                              (.27)             --
October 31, 2001                                --              --
--------------------------------------------------------------------
Class Y
April 30, 2006 *                                --              --
October 31, 2005                              (.53)             --
October 31, 2004                              (.66)             --
October 31, 2003                              (.44)             --
October 31, 2002                              (.27)             --
October 31, 2001                                --              --
--------------------------------------------------------------------
FIXED INCOME III FUND
Class E
April 30, 2006 *                              (.03)             --
October 31, 2005                              (.08)             --
October 31, 2004                              (.18)             --
October 31, 2003                                --              --
October 31, 2002                                --              --
October 31, 2001                                --              --
--------------------------------------------------------------------
Class I
April 30, 2006 *                              (.03)             --
October 31, 2005                              (.08)             --
October 31, 2004                              (.18)             --
October 31, 2003                                --              --
October 31, 2002                                --              --
October 31, 2001                                --              --
--------------------------------------------------------------------
Class Y
April 30, 2006 *                              (.03)             --
October 31, 2005 (2)                            --              --
--------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 166  Financial Highlights

                                                                                        %                   %
                              $                                     $           RATIO OF EXPENSES   RATIO OF EXPENSES
           $           NET ASSET VALUE           %              NET ASSETS         TO AVERAGE          TO AVERAGE
         TOTAL              END OF             TOTAL          END OF PERIOD        NET ASSETS          NET ASSETS
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)             NET(C)(E)           GROSS(C)
---------------------------------------------------------------------------------------------------------------------
          (.42)             20.42                .44              31,255               .64                 .67
         (1.26)             20.75                .60              29,632               .65                 .68
         (1.35)             21.88               5.22              27,515               .65                 .66
         (1.11)             22.12               5.01              27,009               .67                 .67
         (1.24)             22.15               5.10              27,576               .64                 .66
         (1.24)             22.32              13.72              35,123               .61                 .61
---------------------------------------------------------------------------------------------------------------------
          (.45)             20.41                .54             784,726               .40                 .42
         (1.31)             20.75                .88             788,808               .38                 .40
         (1.41)             21.87               5.52             752,229               .39                 .40
         (1.17)             22.11               5.26             639,846               .41                 .41
         (1.30)             22.15               5.38             713,210               .38                 .38
         (1.29)             22.32              13.98             827,324               .39                 .39
---------------------------------------------------------------------------------------------------------------------
          (.46)             20.42                .56             557,903               .36                 .38
         (1.31)             20.76                .91             398,882               .35                 .37
         (1.42)             21.88               5.58             285,228               .33                 .34
         (1.19)             22.12               5.33             399,601               .35                 .35
         (1.32)             22.16               5.50             506,495               .31                 .31
         (1.31)             22.32              14.07             520,186               .32                 .32
---------------------------------------------------------------------------------------------------------------------
          (.24)             10.27                .62              10,034               .93                 .96
          (.40)             10.44               1.37               9,268               .93                 .95
          (.56)             10.70               5.65               7,489               .96                 .96
          (.34)             10.67               9.05               6,481              1.00                1.00
          (.61)             10.11               3.61               5,912               .97                 .98
          (.58)             10.37              12.47               6,037               .93                 .94
---------------------------------------------------------------------------------------------------------------------
          (.25)             10.26                .72             657,061               .71                 .74
          (.42)             10.43               1.65             560,896               .69                 .71
          (.58)             10.69               5.99             461,966               .72                 .72
          (.36)             10.65               9.27             297,726               .78                 .78
          (.63)             10.09               3.84             306,550               .76                 .76
          (.62)             10.36              12.76             408,341               .72                 .72
---------------------------------------------------------------------------------------------------------------------
          (.25)             10.26                .78              43,751               .63                 .66
          (.19)             10.43              (1.15)             40,259               .64                 .67
---------------------------------------------------------------------------------------------------------------------

             %
       RATIO OF NET
     INVESTMENT INCOME          %
        TO AVERAGE          PORTFOLIO
     NET ASSETS(C)(E)    TURNOVER RATE(B)
-----------------------------------------
           4.27                54.03
           3.49               201.90
           2.88               153.79
           3.25               184.29
           4.17               165.28
           5.51               188.97
-----------------------------------------
           4.51                54.03
           3.76               201.90
           3.15               153.79
           3.50               184.29
           4.42               165.28
           5.75               188.97
-----------------------------------------
           4.58                54.03
           3.81               201.90
           3.18               153.79
           3.53               184.29
           4.45               165.28
           5.62               188.97
-----------------------------------------
           4.11                81.71
           3.32               197.66
           2.64               195.68
           3.61               266.11
           4.00               231.09
           5.66               165.41
-----------------------------------------
           4.34                81.71
           3.55               197.66
           2.85               195.68
           3.83               266.11
           4.22               231.09
           5.87               165.41
-----------------------------------------
           4.40                81.71
           3.74               197.66
-----------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  167

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $                 $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME     DISTRIBUTIONS
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM        FROM NET
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS    INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS FUND
Class C
April 30, 2006 *                                 16.73                --(d)            6.01           6.01              (.28)
October 31, 2005                                 12.52               .04               4.22           4.26              (.05)
October 31, 2004                                 10.68                --(d)            2.08           2.08              (.24)
October 31, 2003                                  7.22               .02               3.44           3.46                --
October 31, 2002                                  6.89              (.09)               .42            .33                --
October 31, 2001                                  9.15              (.04)             (2.22)         (2.26)               --
----------------------------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006 *                                 17.25               .08               6.19           6.27              (.39)
October 31, 2005                                 12.93               .16               4.34           4.50              (.18)
October 31, 2004                                 10.98               .09               2.15           2.24              (.29)
October 31, 2003                                  7.41               .09               3.49           3.58              (.01)
October 31, 2002                                  7.01              (.02)               .42            .40                --
October 31, 2001                                  9.24               .02              (2.25)         (2.23)               --
----------------------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006 *                                 17.25               .10               6.19           6.29              (.43)
October 31, 2005                                 12.94               .20               4.34           4.54              (.23)
October 31, 2004                                 10.98               .12               2.15           2.27              (.31)
October 31, 2003                                  7.43               .11               3.48           3.59              (.04)
October 31, 2002                                  7.05                --(d)             .40            .40              (.02)
October 31, 2001                                  9.25               .04              (2.24)         (2.20)               --
----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class C
April 30, 2006 *                                 46.08               .12               6.70           6.82              (.23)
October 31, 2005                                 43.10               .42               6.66           7.08              (.43)
October 31, 2004                                 33.94               .46               9.92          10.38             (1.21)
October 31, 2003                                 26.52              1.11               7.53           8.64             (1.11)
October 31, 2002                                 26.97              1.07               (.01)          1.06             (1.51)
October 31, 2001                                 25.93              1.16               1.02           2.18             (1.14)
----------------------------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006 *                                 46.62               .22               6.88           7.10              (.34)
October 31, 2005                                 43.55               .76               6.74           7.50              (.76)
October 31, 2004                                 34.24               .75              10.04          10.79             (1.47)
October 31, 2003                                 26.72              1.34               7.60           8.94             (1.31)
October 31, 2002                                 27.14              1.32               (.06)          1.26             (1.68)
October 31, 2001                                 26.07              1.38               1.03           2.41             (1.34)
----------------------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006 *                                 47.03               .33               6.90           7.23              (.40)
October 31, 2005                                 43.90               .88               6.79           7.67              (.87)
October 31, 2004                                 34.51               .87              10.09          10.96             (1.56)
October 31, 2003                                 26.89              1.42               7.67           9.09             (1.36)
October 31, 2002                                 27.31              1.41               (.06)          1.35             (1.77)
October 31, 2001                                 26.22              1.46               1.03           2.49             (1.40)
----------------------------------------------------------------------------------------------------------------------------------

                                                $
                                          DISTRIBUTIONS        $
                                            FROM NET       RETURN OF
                                          REALIZED GAIN     CAPITAL
--------------------------------------------------------------------
EMERGING MARKETS FUND
Class C
April 30, 2006 *                               (.43)            --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
October 31, 2001                                 --             --
--------------------------------------------------------------------
Class E
April 30, 2006 *                               (.43)            --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
October 31, 2001                                 --             --
--------------------------------------------------------------------
Class S
April 30, 2006 *                               (.43)            --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
October 31, 2001                                 --             --
--------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class C
April 30, 2006 *                              (4.98)            --
October 31, 2005                              (3.67)            --
October 31, 2004                               (.01)            --
October 31, 2003                               (.11)            --
October 31, 2002                                 --             --
October 31, 2001                                 --             --
--------------------------------------------------------------------
Class E
April 30, 2006 *                              (4.98)            --
October 31, 2005                              (3.67)            --
October 31, 2004                               (.01)            --
October 31, 2003                               (.11)            --
October 31, 2002                                 --             --
October 31, 2001                                 --             --
--------------------------------------------------------------------
Class S
April 30, 2006 *                              (4.98)            --
October 31, 2005                              (3.67)            --
October 31, 2004                               (.01)            --
October 31, 2003                               (.11)            --
October 31, 2002                                 --             --
October 31, 2001                                 --             --
--------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 168  Financial Highlights

                                                                                        %                   %
                              $                                     $           RATIO OF EXPENSES   RATIO OF EXPENSES
           $           NET ASSET VALUE,          %              NET ASSETS         TO AVERAGE          TO AVERAGE
         TOTAL              END OF             TOTAL          END OF PERIOD        NET ASSETS          NET ASSETS
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)             NET(C)(E)           GROSS(C)
---------------------------------------------------------------------------------------------------------------------
          (.71)             22.03               36.98              50,693             2.67                2.67
          (.05)             16.73               33.98              33,961             2.74                2.76
          (.24)             12.52               20.04              20,467             2.83                2.87
            --              10.68               47.58              12,306             3.09                3.09
            --               7.22                4.94               5,194             3.12                3.12
            --               6.89              (24.70)              2,377             3.08                3.09
---------------------------------------------------------------------------------------------------------------------
          (.82)             22.70               37.55              28,862             1.92                1.92
          (.18)             17.25               34.94              18,855             1.99                2.01
          (.29)             12.93               20.88              14,169             2.07                2.12
          (.01)             10.98               48.39               9,598             2.36                2.37
            --               7.41                5.71               6,478             2.38                2.38
            --               7.01              (24.13)              6,959             2.33                2.33
---------------------------------------------------------------------------------------------------------------------
          (.86)             22.68               37.72           1,071,636             1.66                1.66
          (.23)             17.25               35.27             794,086             1.73                1.76
          (.31)             12.94               21.22             549,626             1.83                1.87
          (.04)             10.98               48.27             386,560             2.11                2.11
          (.02)              7.43                5.91             263,563             2.14                2.14
            --               7.05              (23.89)            273,486             2.09                2.09
---------------------------------------------------------------------------------------------------------------------
         (5.21)             47.69               15.87              94,909             2.08                2.08
         (4.10)             46.08               17.22              81,876             2.10                2.10
         (1.22)             43.10               30.97              61,089             2.12                2.12
         (1.22)             33.94               33.23              32,784             2.20                2.30
         (1.51)             26.52                3.56              15,712             2.19                2.59
         (1.14)             26.97                8.41               5,718             2.17                2.17
---------------------------------------------------------------------------------------------------------------------
         (5.32)             48.40               16.32              47,508             1.33                1.33
         (4.43)             46.62               18.09              40,296             1.35                1.35
         (1.48)             43.55               32.00              29,436             1.37                1.37
         (1.42)             34.24               34.21              16,651             1.43                1.62
         (1.68)             26.72                4.27              10,661             1.46                1.82
         (1.34)             27.14                9.23              11,415             1.42                1.42
---------------------------------------------------------------------------------------------------------------------
         (5.38)             48.88               16.47           1,604,597             1.08                1.08
         (4.54)             47.03               18.35           1,434,109             1.10                1.10
         (1.57)             43.90               32.30           1,171,513             1.11                1.11
         (1.47)             34.51               34.58             830,448             1.18                1.18
         (1.77)             26.89                4.55             598,133             1.19                1.19
         (1.40)             27.31                9.48             607,280             1.17                1.18
---------------------------------------------------------------------------------------------------------------------

             %
       RATIO OF NET
     INVESTMENT INCOME          %
        TO AVERAGE          PORTFOLIO
     NET ASSETS(C)(E)    TURNOVER RATE(B)
-----------------------------------------
             .04              29.25
             .29              71.86
             .02              82.02
             .19              95.13
           (1.08)             90.21
            (.55)             83.74
-----------------------------------------
             .80              29.25
            1.02              71.86
             .75              82.02
            1.02              95.13
            (.29)             90.21
             .21              83.74
-----------------------------------------
            1.02              29.25
            1.30              71.86
            1.00              82.02
            1.30              95.13
            (.02)             90.21
             .44              83.74
-----------------------------------------
             .50              27.73
             .95              63.95
            1.20              38.04
            3.67              46.09
            3.74              67.70
            4.20              44.50
-----------------------------------------
             .95              27.73
            1.71              63.95
            1.95              38.04
            4.46              46.09
            4.54              67.70
            4.96              44.50
-----------------------------------------
            1.40              27.73
            1.95              63.95
            2.23              38.04
            4.66              46.09
            4.82              67.70
            5.19              44.50
-----------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  169

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $                 $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME     DISTRIBUTIONS
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM        FROM NET
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS    INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
SHORT DURATION BOND FUND
Class C
April 30, 2006 *                                 18.63               .23               (.09)           .14              (.23)
October 31, 2005                                 19.04               .31               (.40)          (.09)             (.31)
October 31, 2004                                 19.01               .19               (.01)           .18              (.15)
October 31, 2003                                 18.98               .31                .06            .37              (.34)
October 31, 2002                                 19.01               .56                .13            .69              (.72)
October 31, 2001                                 18.23               .85                .89           1.74              (.96)
----------------------------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006 *                                 18.70               .30               (.09)           .21              (.30)
October 31, 2005                                 19.10               .46               (.41)           .05              (.44)
October 31, 2004                                 19.08               .34               (.01)           .33              (.31)
October 31, 2003                                 19.04               .48                .03            .51              (.47)
October 31, 2002                                 19.02               .77                .06            .83              (.81)
October 31, 2001                                 18.24              1.02                .85           1.87             (1.09)
----------------------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006 *                                 18.67               .33               (.09)           .24              (.33)
October 31, 2005                                 19.07               .51               (.41)           .10              (.49)
October 31, 2004                                 19.05               .38               (.01)           .37              (.35)
October 31, 2003                                 19.01               .52                .03            .55              (.51)
October 31, 2002                                 18.99               .80                .08            .88              (.86)
October 31, 2001                                 18.22              1.07                .83           1.90             (1.13)
----------------------------------------------------------------------------------------------------------------------------------
SELECT GROWTH FUND
Class C
April 30, 2006 *                                  7.45              (.05)               .63            .58                --
October 31, 2005                                  6.85              (.08)               .68            .60                --
October 31, 2004                                  6.85              (.11)               .11             --                --
October 31, 2003                                  5.23              (.09)              1.71           1.62                --
October 31, 2002                                  6.65              (.10)             (1.32)         (1.42)               --
October 31, 2001 (1)                             10.00              (.08)             (3.27)         (3.35)               --
----------------------------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006 *                                  7.76              (.01)               .66            .65                --
October 31, 2005                                  7.08              (.01)               .69            .68                --
October 31, 2004                                  7.03              (.05)               .10            .05                --
October 31, 2003                                  5.31              (.04)              1.76           1.72                --
October 31, 2002                                  6.68              (.04)             (1.33)         (1.37)               --
October 31, 2001 (1)                             10.00              (.02)             (3.30)         (3.32)               --
----------------------------------------------------------------------------------------------------------------------------------
Class I
April 30, 2006 *                                  7.91                --(d)             .67            .67                --
October 31, 2005                                  7.19               .01                .71            .72                --
October 31, 2004                                  7.10              (.02)               .11            .09                --
October 31, 2003                                  5.35              (.02)              1.77           1.75                --
October 31, 2002                                  6.71              (.02)             (1.34)         (1.36)               --
October 31, 2001 (1)                             10.00                --(d)           (3.29)         (3.29)               --
----------------------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006 *                                  7.87                --(d)             .66            .66                --
October 31, 2005                                  7.15                --(d)             .72            .72                --
October 31, 2004                                  7.08              (.03)               .10            .07                --
October 31, 2003                                  5.34              (.02)              1.76           1.74                --
October 31, 2002                                  6.71              (.02)             (1.35)         (1.37)               --
October 31, 2001 (1)                             10.00                --(d)           (3.29)         (3.29)               --
----------------------------------------------------------------------------------------------------------------------------------

                                                $
                                          DISTRIBUTIONS        $
                                            FROM NET       RETURN OF
                                          REALIZED GAIN     CAPITAL
--------------------------------------------------------------------
SHORT DURATION BOND FUND
Class C
April 30, 2006 *                                --              --
October 31, 2005                              (.01)             --
October 31, 2004                                --              --
October 31, 2003                                --              --
October 31, 2002                                --              --
October 31, 2001                                --              --
--------------------------------------------------------------------
Class E
April 30, 2006 *                                --              --
October 31, 2005                              (.01)             --
October 31, 2004                                --              --
October 31, 2003                                --              --
October 31, 2002                                --              --
October 31, 2001                                --              --
--------------------------------------------------------------------
Class S
April 30, 2006 *                                --              --
October 31, 2005                              (.01)             --
October 31, 2004                                --              --
October 31, 2003                                --              --
October 31, 2002                                --              --
October 31, 2001                                --              --
--------------------------------------------------------------------
SELECT GROWTH FUND
Class C
April 30, 2006 *                                --              --
October 31, 2005                                --              --
October 31, 2004                                --              --
October 31, 2003                                --              --
October 31, 2002                                --              --
October 31, 2001 (1)                            --              --
--------------------------------------------------------------------
Class E
April 30, 2006 *                                --              --
October 31, 2005                                --              --
October 31, 2004                                --              --
October 31, 2003                                --              --
October 31, 2002                                --              --
October 31, 2001 (1)                            --              --
--------------------------------------------------------------------
Class I
April 30, 2006 *                                --              --
October 31, 2005                                --              --
October 31, 2004                                --              --
October 31, 2003                                --              --
October 31, 2002                                --              --
October 31, 2001 (1)                            --              --
--------------------------------------------------------------------
Class S
April 30, 2006 *                                --              --
October 31, 2005                                --              --
October 31, 2004                                --              --
October 31, 2003                                --              --
October 31, 2002                                --              --
October 31, 2001 (1)                            --              --
--------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 170  Financial Highlights

                                                                                        %                   %
                              $                                     $           RATIO OF EXPENSES   RATIO OF EXPENSES
           $           NET ASSET VALUE,          %              NET ASSETS         TO AVERAGE          TO AVERAGE
         TOTAL              END OF             TOTAL          END OF PERIOD        NET ASSETS          NET ASSETS
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)             NET(C)(E)           GROSS(C)
---------------------------------------------------------------------------------------------------------------------
          (.23)             18.54                 .75              23,962             1.66                1.66
          (.32)             18.63                (.50)             30,290             1.65                1.66
          (.15)             19.04                 .97              38,427             1.63                1.66
          (.34)             19.01                1.97              41,644             1.56                1.72
          (.72)             18.98                3.73              16,294             1.52                1.70
          (.96)             19.01                9.77               1,709             1.52                1.66
---------------------------------------------------------------------------------------------------------------------
          (.30)             18.61                1.15              25,514              .91                 .92
          (.45)             18.70                 .25              24,851              .90                 .91
          (.31)             19.10                1.74              23,181              .88                 .91
          (.47)             19.08                2.70              20,274              .80                 .97
          (.81)             19.04                4.53              17,516              .77                 .96
         (1.09)             19.02               10.54              17,685              .77                 .91
---------------------------------------------------------------------------------------------------------------------
          (.33)             18.58                1.28           1,073,264              .66                 .66
          (.50)             18.67                 .51           1,158,439              .65                 .66
          (.35)             19.07                1.98           1,135,332              .63                 .66
          (.51)             19.05                2.95             958,064              .56                 .72
          (.86)             19.01                4.81             599,795              .52                 .71
         (1.13)             18.99               10.76             401,137              .52                 .67
---------------------------------------------------------------------------------------------------------------------
            --               8.03                7.79              10,164             2.21                2.26
            --               7.45                8.76               8,149             2.23                2.32
            --               6.85                (.15)              5,942             2.25                2.50
            --               6.85               31.17               3,265             2.20                2.74
            --               5.23              (21.35)              1,341             2.11                2.82
            --               6.65              (33.50)              1,017             2.17                2.97
---------------------------------------------------------------------------------------------------------------------
            --               8.41                8.38               4,688             1.34                1.39
            --               7.76                9.60               4,255             1.28                1.40
            --               7.08                 .71               5,749             1.36                1.54
            --               7.03               32.39               4,865             1.26                1.79
            --               5.31              (20.51)              2,814             1.16                1.87
            --               6.68              (33.20)              2,714             1.29                2.05
---------------------------------------------------------------------------------------------------------------------
            --               8.58                8.47             110,777              .95                1.13
            --               7.91               10.17             112,112              .92                1.08
            --               7.19                1.13              60,006              .95                1.20
            --               7.10               32.71              32,003              .93                1.58
            --               5.35              (20.27)             18,150              .89                1.65
            --               6.71              (32.90)             21,044              .89                1.75
---------------------------------------------------------------------------------------------------------------------
            --               8.53                8.39              71,963             1.13                1.18
            --               7.87               10.07              57,324             1.06                1.18
            --               7.15                 .99              51,569             1.09                1.27
            --               7.08               32.58              42,421             1.03                1.56
            --               5.34              (20.42)             24,389              .97                1.68
            --               6.71              (32.90)             24,072              .94                1.74
---------------------------------------------------------------------------------------------------------------------

             %
       RATIO OF NET
     INVESTMENT INCOME          %
        TO AVERAGE          PORTFOLIO
     NET ASSETS(C)(E)    TURNOVER RATE(B)
-----------------------------------------
            2.53               35.75
            1.65              202.53
            1.00              131.57
            1.63              187.92
            3.08              163.86
            4.72              260.94
-----------------------------------------
            3.29               35.75
            2.43              202.53
            1.76              131.57
            2.52              187.92
            4.04              163.86
            5.48              260.94
-----------------------------------------
            3.54               35.75
            2.67              202.53
            2.01              131.57
            2.70              187.92
            4.26              163.86
            5.76              260.94
-----------------------------------------
           (1.20)              66.32
           (1.15)             127.68
           (1.53)             134.00
           (1.57)             149.76
           (1.53)             212.37
           (1.32)             169.36
-----------------------------------------
            (.33)              66.32
            (.15)             127.68
            (.65)             134.00
            (.62)             149.76
            (.58)             212.37
            (.45)             169.36
-----------------------------------------
             .07               66.32
             .12              127.68
            (.23)             134.00
            (.31)             149.76
            (.31)             212.37
            (.03)             169.36
-----------------------------------------
            (.12)              66.32
             .04              127.68
            (.38)             134.00
            (.40)             149.76
            (.39)             212.37
            (.09)             169.36
-----------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  171

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $                 $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME     DISTRIBUTIONS
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM        FROM NET
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS    INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
SELECT VALUE FUND
Class C
April 30, 2006 *                                 11.27                --(d)            1.29           1.29             (.02)
October 31, 2005                                 10.15              (.02)              1.16           1.14             (.01)
October 31, 2004                                  8.97              (.03)              1.22           1.19             (.01)
October 31, 2003                                  7.41              (.01)              1.58           1.57             (.01)
October 31, 2002                                  8.51              (.02)             (1.07)         (1.09)            (.01)
October 31, 2001 (1)                             10.00                --(d)           (1.48)         (1.48)            (.01)
----------------------------------------------------------------------------------------------------------------------------------
Class E
April 30, 2006 *                                 11.43               .05               1.32           1.37             (.05)
October 31, 2005                                 10.28               .09               1.16           1.25             (.09)
October 31, 2004                                  9.05               .05               1.23           1.28             (.05)
October 31, 2003                                  7.46               .06               1.58           1.64             (.05)
October 31, 2002                                  8.53               .06              (1.07)         (1.01)            (.06)
October 31, 2001 (1)                             10.00               .05              (1.48)         (1.43)            (.04)
----------------------------------------------------------------------------------------------------------------------------------
Class I
April 30, 2006 *                                 11.46               .07               1.32           1.39             (.07)
October 31, 2005                                 10.30               .13               1.17           1.30             (.13)
October 31, 2004                                  9.07               .10               1.22           1.32             (.09)
October 31, 2003                                  7.46               .08               1.61           1.69             (.08)
October 31, 2002                                  8.54               .08              (1.07)          (.99)            (.09)
October 31, 2001 (1)                             10.00               .09              (1.48)         (1.39)            (.07)
----------------------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2006 *                                 11.44               .06               1.31           1.37             (.06)
October 31, 2005                                 10.29               .11               1.16           1.27             (.11)
October 31, 2004                                  9.05               .08               1.24           1.32             (.08)
October 31, 2003                                  7.45               .07               1.60           1.67             (.07)
October 31, 2002                                  8.53               .07              (1.07)         (1.00)            (.08)
October 31, 2001 (1)                             10.00               .08              (1.48)         (1.40)            (.07)
----------------------------------------------------------------------------------------------------------------------------------

                                                $
                                          DISTRIBUTIONS        $
                                            FROM NET       RETURN OF
                                          REALIZED GAIN     CAPITAL
--------------------------------------------------------------------
SELECT VALUE FUND
Class C
April 30, 2006 *                              (.64)             --
October 31, 2005                              (.01)             --
October 31, 2004                                --              --
October 31, 2003                                --              --
October 31, 2002                                --              --
October 31, 2001 (1)                            --              --
--------------------------------------------------------------------
Class E
April 30, 2006 *                              (.64)             --
October 31, 2005                              (.01)             --
October 31, 2004                                --              --
October 31, 2003                                --              --
October 31, 2002                                --              --
October 31, 2001 (1)                            --              --
--------------------------------------------------------------------
Class I
April 30, 2006 *                              (.64)             --
October 31, 2005                              (.01)             --
October 31, 2004                                --              --
October 31, 2003                                --              --
October 31, 2002                                --              --
October 31, 2001 (1)                            --              --
--------------------------------------------------------------------
Class S
April 30, 2006 *                              (.64)             --
October 31, 2005                              (.01)             --
October 31, 2004                                --              --
October 31, 2003                                --              --
October 31, 2002                                --              --
October 31, 2001 (1)                            --              --
--------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

 172  Financial Highlights

                                                                                        %                   %
                              $                                     $           RATIO OF EXPENSES   RATIO OF EXPENSES
           $           NET ASSET VALUE,          %              NET ASSETS         TO AVERAGE          TO AVERAGE
         TOTAL              END OF             TOTAL          END OF PERIOD        NET ASSETS          NET ASSETS
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)             NET(C)(E)           GROSS(C)
---------------------------------------------------------------------------------------------------------------------
          (.66)             11.90               11.83             24,822              2.11                2.12
          (.02)             11.27               11.23             21,228              2.18                2.20
          (.01)             10.15               13.24             16,834              2.25                2.32
          (.01)              8.97               21.19              9,972              2.15                2.42
          (.01)              7.41              (12.82)             2,061              2.00                2.40
          (.01)              8.51              (14.76)             1,844              2.00                2.64
---------------------------------------------------------------------------------------------------------------------
          (.69)             12.11               12.45             10,241              1.26                1.26
          (.10)             11.43               12.14              8,770              1.25                1.30
          (.05)             10.28               14.31              9,167              1.39                1.39
          (.05)              9.05               22.01              7,778              1.21                1.48
          (.06)              7.46              (11.86)             3,314              1.04                1.43
          (.04)              8.53              (14.33)             3,155              1.25                1.85
---------------------------------------------------------------------------------------------------------------------
          (.71)             12.14               12.60            121,299               .94                 .94
          (.14)             11.46               12.63            135,759               .86                 .91
          (.09)             10.30               14.77            102,396               .95                 .95
          (.08)              9.07               22.60             74,600               .90                1.23
          (.09)              7.46              (11.72)            35,169               .79                1.22
          (.07)              8.54              (13.92)            28,983               .79                1.48
---------------------------------------------------------------------------------------------------------------------
          (.70)             12.11               12.43            233,237              1.10                1.10
          (.12)             11.44               12.36            198,550              1.07                1.10
          (.08)             10.29               14.61            173,635              1.10                1.10
          (.07)              9.05               22.53            128,383              1.01                1.28
          (.08)              7.45              (11.78)            31,806               .87                1.27
          (.07)              8.53              (14.04)            31,288               .86                1.50
---------------------------------------------------------------------------------------------------------------------

             %
       RATIO OF NET
     INVESTMENT INCOME          %
        TO AVERAGE          PORTFOLIO
     NET ASSETS(C)(E)    TURNOVER RATE(B)
-----------------------------------------
            .05                46.68
           (.18)               84.74
           (.31)               96.07
           (.12)              105.71
           (.27)               92.95
             --                71.75
-----------------------------------------
            .91                46.68
            .78                84.74
            .55                96.07
            .77               105.71
            .70                92.95
            .76                71.75
-----------------------------------------
           1.26                46.68
           1.14                84.74
           1.00                96.07
           1.12               105.71
            .95                92.95
           1.25                71.75
-----------------------------------------
           1.06                46.68
            .95                84.74
            .84                96.07
           1.03               105.71
            .86                92.95
           1.18                71.75
-----------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  173

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
*     For the six months ended April 30, 2006 (Unaudited).
(1) For the period January 31, 2001 (commencement of operations) to October 31, 2001.
(2)   For the period June 23, 2005 (commencement of operations) to October 31,
      2005.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d)   Less than $.01 per share.
(e) May reflect amounts waived and/or reimbursed by FRIMCo as the investment adviser and transfer agent.

See accompanying notes which are an integral part of the financial statements.

 174  Notes to Financial Highlights

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company" or "FRIC") is a series investment company with 34 different investment portfolios referred to as Funds. These financial statements report on eleven of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   On or about July 1, 2006, Frank Russell Investment Company expects to change its name to Russell Investment Company, and Frank Russell Investment Management Company expects to change its name to Russell Investment Management Company.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

   Security Valuation

   The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.

   Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - Equity securities traded on a national securities foreign exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Fund's Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

                                              Notes to Financial Statements  175

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. FRIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. FRIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. FRIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment Income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Federal Income Taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision was required for the Funds.

   Dividends and Distributions to Shareholders

   For all Funds, income and capital gain distributions, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

   DECLARED                            PAYABLE                             FUNDS
   --------------------------------------------------------------------------------------
   Quarterly              April, July, October and December       Equity I,
                                                                  Equity Q,
                                                                  Real Estate Securities,
                                                                  Short Duration Bond,
                                                                  Fixed Income I,
                                                                  Fixed Income III and
                                                                  Select Value Funds
   Annually               Mid-December                            International,
                                                                  Emerging Markets,
                                                                  Equity II and
                                                                  Select Growth Funds

 176  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards.

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Adviser"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Class Allocation

   The Funds presented herein offer the following classes of shares: Class C, Class E, Class I, Class S and Class Y. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Foreign Currency Translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Capital Gains Taxes

   The International Fund and Emerging Markets Fund may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Funds have recorded a deferred tax liability in respect of the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at April 30, 2006. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Asset and

                                              Notes to Financial Statements  177

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Liabilities for the Funds. The amounts related to capital gains taxes are included in net realized gain (loss) on investments in the Statements of Operations for the Funds.

                                             DEFERRED TAX          CAPITAL GAINS
                   FUNDS                       LIABILITY               TAXES
   --------------------------------------------------------------------------------
   International                          $            12,126   $            13,363
   Emerging Markets                                 1,813,192               519,400

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in two ways: hedging and return enhancement. The Funds may use a hedging strategy for their cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign Currency Exchange Contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International, Emerging Markets, Short Duration Bond, Fixed Income I and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at April 30, 2006, are presented on the Schedule of Investments for the applicable Funds.

   Forward Commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Loan Agreements

   The Fixed Income III Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender

 178  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended April 30, 2006, there were no unfunded loan commitments in the Fixed Income III Fund.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The Funds presented herein may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of April 30, 2006 the Fixed Income III Fund had cash collateral balances of $102,239 in connection with futures contracts purchased (sold).

   Swap Agreements

   The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

   The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain

                                              Notes to Financial Statements  179

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   The Short Duration Bond, Fixed Income I, Fixed Income III and International Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   Interest rate swaps are a counterparty agreement and can be customized to meet each parties needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

   The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. To the extent that the Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   Investments in Emerging Markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund and International Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended April 30, 2006, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

        FUNDS               PURCHASES               SALES
----------------------------------------------------------------
Equity I               $       748,793,231   $       610,983,760
Equity II                      520,967,980           589,129,927
Equity Q                       767,953,201           722,381,527
International                  620,184,889           854,227,560
Fixed Income I                 308,756,807           172,998,029
Fixed Income III               251,946,210           175,595,763

----------------------------------------------------------------
        FUNDS               PURCHASES               SALES
Emerging Markets       $       276,411,601   $       293,574,360
Real Estate
   Securities                  449,623,873           473,458,002
Short Duration Bond            217,612,212           328,019,837
Select Growth                  115,551,305           116,383,127
Select Value                   162,981,703           172,488,163

 180  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                   FUNDS                       PURCHASES               SALES
   --------------------------------------------------------------------------------
   Fixed Income I                         $       526,079,949   $       510,831,726
   Fixed Income III                               284,955,383           296,319,967
   Short Duration Bond                            107,637,766           112,843,960

   Written Options Contracts

   Transactions in written options contracts for the period ended April 30, 2006 for the following Funds were as follows:

                                                     INTERNATIONAL FUND                           FIXED INCOME I FUND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2005                           21    $            81,235                    272    $           121,622
   Opened                                                256              1,123,036                    652                348,014
   Closed                                               (190)              (843,637)                   (49)               (19,536)
   Expired                                                --                     --                   (293)               (87,984)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding April 30, 2006                             87    $           360,634                    582    $           362,116
                                         ===================    ===================    ===================    ===================

                                                   FIXED INCOME III FUND                         EMERGING MARKETS FUND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2005                          182    $           174,564                    286    $           723,862
   Opened                                                517                372,580                  1,547              2,816,683
   Closed                                                 (1)               (12,825)                (1,087)            (2,560,738)
   Expired                                              (275)               (78,689)                    --                     --
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding April 30, 2006                            423    $           455,630                    746    $           979,807
                                         ===================    ===================    ===================    ===================

                                                       SHORT DURATION BOND FUND
                                              ------------------------------------------
                                                   NUMBER OF              PREMIUMS
                                                   CONTRACTS              RECEIVED
   -------------------------------------------------------------------------------------
   Outstanding October 31, 2005                               160    $           321,656
   Opened                                                     257                393,965
   Closed                                                      (1)               (25,650)
   Expired                                                     (2)               (17,155)
                                              -------------------    -------------------
   Outstanding April 30, 2006                                 414    $           672,816
                                              ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to

                                              Notes to Financial Statements  181

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

   As of April 30, 2006, the non-cash collateral received for the securities on loan in the following funds was:

                                                 NON-CASH
                                                COLLATERAL                    NON-CASH
   FUNDS                                          VALUE                  COLLATERAL HOLDING
   ----------------------------------------------------------------------------------------------
                                                                            Pool of US Government
   Equity II                              $               86,989                       securities
                                                                            Pool of US Government
   International                                          76,911                       securities

4. RELATED PARTIES

   Adviser and Administrator

   FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager evaluation services to FRIMCo.

   The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses), and also may invest a portion of the collateral received from the Investment Company's securities lending program in the Investment Company's Money Market Fund (one of the Funds of the Investment Company not presented herein). As of April 30, 2006, $619,147,704 of the Money Market Fund's net assets represents investment by the Funds presented herein, and $1,122,056,399 represents investment of other FRIC Funds not presented herein.

   The advisory and administrative fees are based upon the average daily net assets of each Fund and the rates specified in the table below. The advisory and administrative fees are payable monthly and total $36,739,636 and $2,909,274 respectively, for the period ended April 30, 2006.

                                         ANNUAL RATE
FUNDS                             ADVISER       ADMINISTRATOR
--------------------------------------------------------------
Equity I                             .55%             .05%
Equity II                            .70              .05
Equity Q                             .55              .05
International                        .70              .05
Fixed Income I                       .25              .05
Fixed Income III                     .50              .05

--------------------------------------------------------------
                                         ANNUAL RATE
FUNDS                             ADVISER       ADMINISTRATOR
Emerging Markets                    1.15%             .05%
Real Estate Securities               .80              .05
Short Duration Bond                  .45              .05
Select Growth                        .80              .05
Select Value                         .70              .05

   For the Equity I, Equity II, Equity Q, International, Fixed Income I and Fixed Income III Funds, FRIMCo has contractually agreed to waive 0.02% of its administrative fees. The total amount of the waiver for the period ended April 30, 2006 was $724,293.

   For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2007, up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory or administrative fees is required for any class of shares of the Fund, advisory or administrative fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expense for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. The total amount of the waiver for the period ended April 30, 2006 was $47,099. There were no contractual reimbursements for the period ended April 30, 2006.

   For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2007, up to the full amount of its transfer agency fees, administrative fees, and advisory fees to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory or administrative fees is required for any class of shares of the Fund, advisory or administrative

 182  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expense for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. There were no waivers or reimbursements for the period ended April 30, 2006.

   The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

   Special Service Charge

   Special servicing agreements was entered into in February 1999 by the Adviser and were approved annually by the Funds' Board of Trustees. The special servicing agreements were between the Fund of Funds (a group of nine LifePoints Funds and the Tax-Managed Global Equity Fund which invest in a combination of Class S shares of the Investment Company's portfolios) and the "Underlying Funds," in which the Fund of Funds invest, which includes the Diversified Equity Fund, Special Growth Fund, Quantitative Equity Fund, International Securities Fund, Emerging Markets Fund, Real Estate Securities Fund, Short Duration Bond Fund, Diversified Bond Fund, Multistrategy Bond Fund, Tax-Managed Large Cap Fund and Tax-Managed Mid & Small Cap Fund. In accordance with the special servicing agreements, certain expenses from the operation of the Fund of Funds were borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Fund of Funds. No Underlying Funds were charged expenses that exceeded the estimated savings to each respective Underlying Fund. These estimated savings appeared in the form of reduced transfer agent costs resulting from the elimination of separate shareholder accounts which were invested in the Underlying Funds. Rather than having each investor open a shareholder account to invest individually in the Underlying Funds, the Fund of Funds acted as omnibus accounts combining thousands of individual shareholder accounts into a single account. This benefited the Underlying Funds, by reducing the number of shareholder accounts that needed to be maintained, and by the omnibus accounts' netting out the trades of individual shareholders to a point where the Fund of Funds only executed one trade each day with each Underlying Fund. In the event that the financial benefits to the Underlying Funds did not exceed aggregate expenses of any Fund of Fund, the Adviser reimbursed the respective Underlying Funds. The Adviser did not have the ability to recover amounts reimbursed from previous periods. This arrangement was discontinued on June 30, 2005.

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period ended April 30, 2006, the Fund's custodian fees were reduced by the following amounts under these arrangements:

                                               AMOUNT
FUNDS                                           PAID
---------------------------------------------------------
Equity I                                   $        2,055
Equity II                                           1,435
Equity Q                                            1,568
International                                       1,358
Fixed Income I                                     14,601
Fixed Income III                                   20,450

---------------------------------------------------------
                                               AMOUNT
FUNDS                                           PAID
Emerging Markets                           $        4,320
Real Estate Securities                              3,322
Short Duration Bond                                14,882
Select Growth                                         222
Select Value                                          190

   Transfer Agent

   FRIMCo serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, FRIMCo is paid a fee for transfer agency and dividend disbursing services provided to the Fund. FRIMCo retains a portion of this fee for its services provided to the Fund and pays the balance to unaffiliated agents who assist in providing these services. Total fees for the Funds presented herein for the six months ended April 30, 2006 were $5,496,849.

   In addition, FRIMCo has contractually agreed to waive, at least until February 28, 2007, a portion of its transfer agency fees for certain Funds. The total transfer agent fee waivers for the period ended April 30, 2006 were as follows:

                                               TA FEE
   FUND                                    WAIVER AMOUNT
   -------------------------------------------------------
   Select Growth                          $         71,257

                                              Notes to Financial Statements  183

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Distributor and Shareholder Servicing

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to Russell Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of FRIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C or Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C and Class E shares on an annual basis.

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the NASD.

   Brokerage Commissions

   The Funds will effect transactions through Frank Russell Securities, Inc. ("FRS") and its global network of unaffiliated correspondent brokers. FRS is a registered broker and investment adviser and an affiliate of FRIMCo. Trades placed through FRS and its correspondents are used (i) to obtain research services for FRIMCo to assist it in its capacity as a manager of managers,
   (ii) to generate commission rebates to the Funds on whose behalf the trades were made, (iii) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions or (iv) to execute portfolio securities transactions selected by money managers. Effective January 1, 2006, the Funds began transitioning trades used to obtain research services and to generate commission rebates from FRS and LJR (as defined and described more fully below). During the transition, some of these trades may continue to be executed through FRS. For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Funds, the Funds' money managers are requested to and FRIMCo may, with respect to transactions it places, effect transactions with or through FRS and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, FRIMCo recommends targets for the amount of trading that money managers allocate through FRS based upon asset class, investment style and other factors. Research services provided to FRIMCo by FRS or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to FRIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within the Investment Company and other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients. In some cases, research may also be provided by non-affiliated brokers.

   Effective January 1, 2006, the Funds began effecting transactions though Lynch, Jones & Ryan, Inc. ("LJR") and its global network of correspondent brokers. LJR is a registered broker and is not an affiliate of the Funds or FRIMCo. Trades placed through LJR and its correspondents are used (i) to obtain research services for FRIMCo to assist it in its capacity as a manager of managers and (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Funds, the Funds' money managers are requested to and FRIMCo may, with respect to transactions it places, effect transactions with or through LJR and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, FRIMCo recommends targets for the amount of trading that money managers allocate through LJR based upon asset class, investment style and other factors. Research services provided to FRIMCo by LJR or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will be generally obtained from unaffiliated third parties at market rates. Research provided to FRIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within the Investment Company and other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

   FRS, LJR or other brokers also may rebate to the Funds a portion of commissions earned on certain trading by the Funds through FRS, LJR and their correspondents in the form of commission recapture. Commission recapture is paid solely to those

 184  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

   Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once FRIMCo's research budget has been met, as determined annually in the Soft Dollar Committee budgeting process.

   There was no amount retained by FRS for the period ended April 30, 2006.

   Additionally, the Fund paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Adviser.

   Accrued fees payable to affiliates as of April 30, 2006 were as follows:

                                                                                                 FIXED          FIXED
                                 EQUITY I       EQUITY II      EQUITY Q      INTERNATIONAL     INCOME I      INCOME III
   ---------------------------------------------------------------------------------------------------------------------
   Advisory fees                $   658,174    $   402,856    $   716,483     $ 1,070,630     $   280,026    $   290,492
   Administration fees               35,900         17,263         39,068          45,861          33,570         17,429
   Distribution fees                     --             --             --              --              --             --
   Shareholder servicing
      fees                            8,189          7,949         10,443          11,093           6,208          2,012
   Transfer agent fees               63,507         45,400         73,475          59,787          35,406         40,922
   Trustee fees                       2,217          4,169          5,040           5,689           3,570          2,320
                                -----------    -----------    -----------     -----------     -----------    -----------
                                $   767,987    $   477,637    $   844,509     $ 1,193,060     $   358,780    $   353,175
                                ===========    ===========    ===========     ===========     ===========    ===========

                               EMERGING
                                MARKETS
   --------------------------------------
   Advisory fees              $ 1,059,493
   Administration fees             46,067
   Distribution fees               29,759
   Shareholder servicing
      fees                         15,515
   Transfer agent fees            198,086
   Trustee fees                     1,914
                              -----------
                              $ 1,350,834
                              ===========

                                                  SHORT
                                REAL ESTATE     DURATION        SELECT         SELECT
                                SECURITIES        BOND          GROWTH          VALUE
   -------------------------------------------------------------------------------------
   Advisory fees                $ 1,141,785    $   414,605    $   126,089    $   226,408
   Administration fees               71,361         46,067          7,739         15,745
   Distribution fees                 57,168         14,774          5,832         14,448
   Shareholder servicing
      fees                           28,563         10,075          2,865          6,808
   Transfer agent fees              256,902         92,134         22,201         56,866
   Trustee fees                       4,906          5,786            543          1,198
                                -----------    -----------    -----------    -----------
                                $ 1,560,685    $   583,441    $   165,269    $   321,473
                                ===========    ===========    ===========    ===========

   Board of Trustees

   The Russell Fund Complex consists of Frank Russell Investment Company, which has 34 Funds, and Russell Investment Funds ("RIF"), which has five Funds. Each of the Trustees is a Trustee for both FRIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $52,000 per year, $6,500 ($5,000 prior to January 1, 2006) for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Audit Committee meeting, Nominating and Governance Committee meeting or Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $500 fee for attending the meetings (quarterly, special, committee) by phone instead of receiving the full fee had the member attended in person. Trustees' out of pocket expenses are also paid by the Russell Fund Complex. During the period, the Audit Committee Chair was paid a fee of $12,000 per year and the Nominating and Governance Committee chair and Investment Committee chair were each paid a fee of $6,000 per year. The chair person of the Board receives an additional $52,000 per year.

5. FEDERAL INCOME TAXES

   At October 31, 2005, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                   FUNDS                      10/31/07           10/31/08           10/31/09           10/31/10
   ----------------------------------------------------------------------------------------------------------------
   International                          $             --   $             --   $             --   $             --
   Fixed Income I                                       --                 --                 --                 --
   Short Duration Bond                                  --                 --                 --                 --
   Select Growth                                        --                 --          2,811,082         14,206,106
   Select Value                                  8,697,269            451,724          2,362,680            362,611

                                              Notes to Financial Statements  185

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                   FUNDS                      10/31/11           10/31/12           10/31/13            TOTALS
   ----------------------------------------------------------------------------------------------------------------
   International                          $      4,998,152   $             --   $             --   $      4,998,152
   Fixed Income I                                       --                 --          3,909,179          3,909,179
   Short Duration Bond                                  --                 --         10,278,948         10,278,948
   Select Growth                                   263,497                 --                 --         17,280,685
   Select Value                                         --                 --                 --         11,874,284

   Select Value Fund had a capital loss carryforward of $11,874,284 that it acquired from the Equity Income Fund and Equity III Fund of which $8,697,269, $451,724, $2,362,680, and $362,611 will expire on October 31 of the years 2007, 2008, 2009 and 2010, respectively. This capital loss carryforward can be utilized at a pace of up to $5,101,116 each year with any unused capital loss annual limitation carried over to each succeeding year or until its respective expiration dates, whichever occurs first.

   At April 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                               EQUITY I              EQUITY II             EQUITY Q
   ------------------------------------------------------------------------------------------------------
   Cost of Investments                    $     1,368,477,622   $       713,910,467   $     1,412,051,821
                                          ===================   ===================   ===================
   Unrealized Appreciation                $       214,360,206   $       127,932,378   $       242,969,698
   Unrealized Depreciation                        (19,899,560)          (10,802,917)          (18,156,852)
                                          -------------------   -------------------   -------------------
   Net Unrealized Appreciation
     (Depreciation)                       $       194,460,646   $       117,129,461   $       224,812,846
                                          ===================   ===================   ===================

                                             INTERNATIONAL        FIXED INCOME I       FIXED INCOME III      EMERGING MARKETS
   ----------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                    $     2,067,835,593   $     1,917,550,427   $       933,163,790   $       750,147,440
                                          ===================   ===================   ===================   ===================
   Unrealized Appreciation                $       465,555,898   $         3,330,944   $         3,660,758   $       432,195,470
   Unrealized Depreciation                         (9,476,484)          (32,749,269)          (12,463,444)           (7,347,856)
                                          -------------------   -------------------   -------------------   -------------------
   Net Unrealized Appreciation
     (Depreciation)                       $       456,079,414   $       (29,418,325)  $        (8,802,686)  $       424,847,614
                                          ===================   ===================   ===================   ===================

                                          REAL ESTATE SECURITIES   SHORT DURATION BOND      SELECT GROWTH         SELECT VALUE
   -------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                     $     1,245,695,240     $     1,141,779,485   $       192,375,494   $       362,074,629
                                           ===================     ===================   ===================   ===================
   Unrealized Appreciation                 $       598,355,461     $           673,045   $        28,386,681   $        64,678,467
   Unrealized Depreciation                          (4,608,564)            (16,162,602)           (3,717,662)           (4,120,244)
                                           -------------------     -------------------   -------------------   -------------------
   Net Unrealized Appreciation
     (Depreciation)                        $       593,746,897     $       (15,489,557)  $        24,669,019   $        60,558,223
                                           ===================     ===================   ===================   ===================

 186  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the periods ended April 30, 2006 and October 31, 2005 were as follows:

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
   EQUITY I                                       -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 104                 221   $           3,321   $           6,621
      Proceeds from reinvestment of
         distributions                                           51                   9               1,565                 273
      Payments for shares redeemed                             (121)               (210)             (3,837)             (6,297)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    34                  20               1,049                 597
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               4,934               8,645             156,272             259,820
      Proceeds from reinvestment of
         distributions                                        1,134                 245              35,122               7,308
      Payments for shares redeemed                           (2,714)             (7,415)            (86,512)           (222,656)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 3,354               1,475             104,882              44,472
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                               2,620               7,895              83,425             236,439
      Proceeds from reinvestment of
         distributions                                          514                  74              15,920               2,220
      Payments for shares redeemed                             (649)               (672)            (20,485)            (20,336)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,485               7,297              78,860             218,323
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               5,873               8,792   $         184,791   $         263,392
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
   EQUITY II                                      -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 115                 393   $           3,834   $          14,775
      Proceeds from reinvestment of
         distributions                                          276                 280               8,487              10,503
      Payments for shares redeemed                             (133)             (1,816)             (4,729)            (70,496)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   258              (1,143)              7,592             (45,218)
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               2,095               2,746              69,939             103,743
      Proceeds from reinvestment of
         distributions                                        3,732               2,231             115,212              83,814
      Payments for shares redeemed                           (3,616)             (9,217)           (127,087)           (354,333)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,211              (4,240)             58,064            (166,776)
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                                 171                 279               5,696              10,549
      Proceeds from reinvestment of
         distributions                                          949                 576              29,288              21,634
      Payments for shares redeemed                             (149)             (1,991)             (5,308)            (78,873)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   971              (1,136)             29,676             (46,690)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               3,440              (6,519)  $          95,332   $        (258,684)
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  187

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
   EQUITY Q                                       -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 120                 261   $           4,412   $           9,027
      Proceeds from reinvestment of
         distributions                                           36                  13               1,301                 465
      Payments for shares redeemed                              (86)               (429)             (3,163)            (14,801)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    70                (155)              2,550              (5,309)
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               3,948               7,174             145,606             247,602
      Proceeds from reinvestment of
         distributions                                          802                 347              28,965              11,995
      Payments for shares redeemed                           (3,186)            (10,375)           (117,299)           (359,044)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,564              (2,854)             57,272             (99,447)
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                               1,314               3,055              48,302             105,804
      Proceeds from reinvestment of
         distributions                                          296                 123              10,691               4,261
      Payments for shares redeemed                             (521)             (3,990)            (19,283)           (137,390)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,089                (812)             39,710             (27,325)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               2,723              (3,821)  $          99,532   $        (132,081)
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
   INTERNATIONAL                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 105                 224   $           4,694   $           8,539
      Proceeds from reinvestment of
         distributions                                           15                  18                 659                 661
      Payments for shares redeemed                             (125)               (226)             (5,698)             (8,801)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    (5)                 16                (345)                399
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               3,272               7,381             147,142             282,241
      Proceeds from reinvestment of
         distributions                                          448                 492              19,185              18,116
      Payments for shares redeemed                           (3,285)             (6,054)           (146,396)           (232,553)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   435               1,819              19,931              67,804
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                               1,602               1,984              68,132              76,142
      Proceeds from reinvestment of
         distributions                                          241                 231              10,306               8,518
      Payments for shares redeemed                           (7,157)             (1,677)           (318,267)            (63,995)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (5,314)                538            (239,829)             20,665
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              (4,884)              2,373   $        (220,243)  $          88,868
                                                  =================   =================   =================   =================

 188  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
   FIXED INCOME I                                 -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 192                 402   $           3,985   $           8,595
      Proceeds from reinvestment of
         distributions                                           28                  75                 580               1,577
      Payments for shares redeemed                             (118)               (307)             (2,439)             (6,532)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   102                 170               2,126               3,640
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               5,279              10,527             109,337             223,287
      Proceeds from reinvestment of
         distributions                                          716               1,952              14,741              41,098
      Payments for shares redeemed                           (5,567)             (8,864)           (115,331)           (188,125)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   428               3,615               8,747              76,260
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                               8,086               6,643             167,679             141,569
      Proceeds from reinvestment of
         distributions                                          505                 932              10,385              19,628
      Payments for shares redeemed                             (486)             (1,398)            (10,082)            (29,605)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 8,105               6,177             167,982             131,592
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               8,635               9,962   $         178,855   $         211,492
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
   FIXED INCOME III                               -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 144                 306   $           1,485   $           3,272
      Proceeds from reinvestment of
         distributions                                           17                  24                 180                 252
      Payments for shares redeemed                              (71)               (143)               (739)             (1,522)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    90                 187                 926               2,002
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                              14,811              22,321             154,041             236,687
      Proceeds from reinvestment of
         distributions                                        1,278               1,827              13,203              19,196
      Payments for shares redeemed                           (5,829)            (13,578)            (60,497)           (144,251)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                10,260              10,570             106,747             111,632
                                                  =================   =================   =================   =================
      Class Y
      Proceeds from shares sold                                 354               3,827               3,695              41,100
      Proceeds from reinvestment of
         distributions                                          103                  68               1,060                 720
      Payments for shares redeemed                              (53)                (35)               (548)               (374)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   404               3,860               4,207              41,446
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              10,754              14,617   $         111,880   $         155,080
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  189

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
   EMERGING MARKETS                               -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 395                 720   $           7,754   $          10,819
      Proceeds from reinvestment of
         distributions                                           79                   6               1,405                  79
      Payments for shares redeemed                             (203)               (330)             (3,997)             (4,983)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   271                 396               5,162               5,915
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 289                 368               5,852               5,846
      Proceeds from reinvestment of
         distributions                                           50                  13                 907                 190
      Payments for shares redeemed                             (161)               (384)             (3,251)             (6,138)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   178                  (3)              3,508                (102)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               5,795               9,775             115,529             151,220
      Proceeds from reinvestment of
         distributions                                        2,101                 632              38,232               9,268
      Payments for shares redeemed                           (6,678)             (6,853)           (134,377)           (107,297)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,218               3,554              19,384              53,191
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               1,667               3,947   $          28,054   $          59,004
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
   REAL ESTATE SECURITIES                         -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 196                 529   $           9,124   $          23,052
      Proceeds from reinvestment of
         distributions                                          205                 135               8,969               5,811
      Payments for shares redeemed                             (188)               (304)             (8,752)            (13,369)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   213                 360               9,341              15,494
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 145                 398               6,826              17,861
      Proceeds from reinvestment of
         distributions                                          103                  73               4,592               3,199
      Payments for shares redeemed                             (130)               (283)             (6,206)            (12,674)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   118                 188               5,212               8,386
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               3,677               8,037             174,718             355,555
      Proceeds from reinvestment of
         distributions                                        3,452               1,955             155,037              85,775
      Payments for shares redeemed                           (4,793)             (6,187)           (226,321)           (277,213)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,336               3,805             103,434             164,117
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               2,667               4,353   $         117,987   $         187,997
                                                  =================   =================   =================   =================

 190  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
   SHORT DURATION BOND                            -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 130                 617   $           2,422   $          11,614
      Proceeds from reinvestment of
         distributions                                           16                  27                 302                 502
      Payments for shares redeemed                             (480)             (1,036)             (8,938)            (19,514)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (334)               (392)             (6,214)             (7,398)
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 170                 320               3,169               6,052
      Proceeds from reinvestment of
         distributions                                           20                  27                 377                 521
      Payments for shares redeemed                             (148)               (232)             (2,756)             (4,389)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    42                 115                 790               2,184
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               6,138              16,712             114,703             315,510
      Proceeds from reinvestment of
         distributions                                          980               1,504              18,206              28,236
      Payments for shares redeemed                          (11,399)            (15,698)           (213,078)           (296,234)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (4,281)              2,518             (80,169)             47,512
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              (4,573)              2,241   $         (85,593)  $          42,298
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
   SELECT GROWTH                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 274                 527   $           2,173   $           3,803
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (102)               (300)               (808)             (2,175)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   172                 227               1,365               1,628
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  39                 110                 318                 810
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                              (29)               (375)               (239)             (2,825)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    10                (265)                 79              (2,015)
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               2,457               7,135              20,808              54,091
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                           (3,724)             (1,314)            (31,035)             (9,983)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (1,267)              5,821             (10,227)             44,108
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,443               3,690              20,515              27,958
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                           (1,291)             (3,612)            (10,755)            (27,581)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,152                  78               9,760                 377
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                  67               5,861   $             977   $          44,098
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  191

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2006                2005                2006                2005
   SELECT VALUE                                   -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 220                 599   $           2,526   $           6,615
      Proceeds from reinvestment of
         distributions                                          108                   3               1,204                  31
      Payments for shares redeemed                             (127)               (375)             (1,470)             (4,176)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   201                 227               2,260               2,470
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  84                 195                 979               2,201
      Proceeds from reinvestment of
         distributions                                           47                   7                 532                  79
      Payments for shares redeemed                              (52)               (326)               (603)             (3,702)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    79                (124)                908              (1,422)
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               1,109               3,950              12,952              44,387
      Proceeds from reinvestment of
         distributions                                          701                 123               7,939               1,384
      Payments for shares redeemed                           (3,661)             (2,165)            (41,806)            (24,171)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (1,851)              1,908             (20,915)             21,600
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               3,077               5,202              35,953              58,345
      Proceeds from reinvestment of
         distributions                                        1,037                 168              11,717               1,876
      Payments for shares redeemed                           (2,216)             (4,888)            (25,660)            (55,329)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,898                 482              22,010               4,892
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                 327               2,493   $           4,263   $          27,540
                                                  =================   =================   =================   =================

7. LINE OF CREDIT

   The Investment Company has a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Investment Company is charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Funds. Interest is calculated at the Federal Fund Rate plus .50% annually. The Investment Company's Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 20, 2006 and may be renewed at that time. The Funds did not have any drawdowns for the period ended April 30, 2006.

 192  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

8. RECORD OWNERSHIP

   As of April 30, 2006, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective
   Fund:

   FUNDS                                   # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Equity I                                        1                   32.4
   Equity II                                       1                   33.8
   Equity Q                                        1                   35.3
   International                                   1                   36.5
   Fixed Income I                                  1                   17.9
   Fixed Income III                                1                   46.7
   Emerging Markets                                3                   48.1
   Real Estate Securities                          2                   31.2
   Short Duration Bond                             3                   66.0
   Select Growth                                   1                   34.3
   Select Value                                    1                   30.5

9. RESTRICTED SECURITIES

   Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

   The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by FRIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments.

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Fixed Income I Fund - 0.3%
   Aames Mortgage Investment Trust              09/08/05         1,236,991             99.98             1,237             1,237
   Aiful Corp.                                  08/03/05           300,000             98.67               296               289
   ASIF Global Financing                        05/18/05           340,000             97.91               333               329
   DG Funding Trust                             11/04/03                94         10,537.14               990               999
   Mastr Reperforming Loan Trust                03/09/05           764,477            102.34               782               759
   Rabobank Capital Funding II                  05/23/05            20,000            101.80                20                19
   Resona Preferred Global Securities
      Cayman, Ltd.                              07/20/05           300,000            100.90               303               308
   Shinsei Finance Cayman, Ltd.                 02/16/06           400,000            100.00               400               388
                                                                                                                  --------------
                                                                                                                           4,328
                                                                                                                  ==============

                                              Notes to Financial Statements  193

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Fixed Income III Fund - 0.4%
   DG Funding Trust                             11/04/03                59         10,537.12               622               627
   GT Group Telecom, Inc.                       01/27/00               450             49.90                22                --
   Pemex Project Funding Master Trust           01/26/06           380,000             99.17               377               359
   Rabobank Capital Funding II                  11/14/03           280,000            101.17               283               266
   Resona Preferred Global Securities
      Cayman, Ltd.                              07/25/05         1,010,000            104.13             1,052             1,038
   Russia Paris Club Participant                04/06/04        16,851,870              0.82               138               148
   Shinsei Finance Cayman, Ltd.                 02/16/06           375,000            100.08               375               364
                                                                                                                  --------------
                                                                                                                           2,802
                                                                                                                  ==============
   International Fund - 0.1%
   Lotte Shopping Co.                           01/27/06            58,871             20.82             1,225             1,230
                                                                                                                  ==============
   Emerging Markets Fund - 0.1%
   Holcim Ecuador SA                            07/24/96            10,500             12.67               133               383
   Lotte Shopping Co.                           01/27/06            63,719             21.08             1,343             1,331
                                                                                                                  --------------
                                                                                                                           1,714
                                                                                                                  ==============
   Short Duration Bond Fund - 0.2%
   DG Funding Trust                             11/04/03               219         10,537.12             2,308             2,326
                                                                                                                  ==============

   Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

 194  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo (the "FRIMCo Agreement") and the portfolio management contract with each Money Manager of the Funds (collectively, the "portfolio management contracts") at a meeting held on April 18, 2006. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds' shares, and the management of the Funds by FRIMCo. In preparation for the annual review, the Independent Trustees, with the advice and assistance of independent counsel, also requested and the Board considered (1) information and reports prepared by FRIMCo relating to the services provided by FRIMCo (and its affiliates) to the Funds, including information requested by the Independent Trustees; (2) information (the "Third-Party Information") received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and their respective operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by FRIMCo believed by the provider to be generally comparable in investment objectives and size to the Funds; and (3) an analysis of the Third-Party Information prepared by FRIMCo (the "FRIMCo Analysis" and, with the other information requested by the Independent Trustees or provided by FRIMCo in connection with the Board's consideration of the portfolio management contracts, the "Agreement Renewal Information") addressing, among other things, performance and expense differentials between certain Funds and their respective Comparable Funds. The Independent Trustees also received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuances.

On April 17, 2006, the Independent Trustees met in person to review the Agreement Renewal Information in a private session with independent counsel at which no representatives of FRIMCo or management were present. At the April 18 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the FRIMCo Agreement and the portfolio management contracts with management and independent counsel to the Independent Trustees. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analysis received from FRIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. FRIMCo has engaged multiple Money Managers for all Funds.

The Board considered that FRIMCo (rather than any Money Manager) is responsible under the FRIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund have been allocated among the multiple Money Managers selected by FRIMCo, subject to Board approval, for that Fund. FRIMCo manages directly a portion of certain Fund's assets as described below and otherwise exercises investment discretion over the portion of each Fund's assets that FRIMCo determines not to allocate to the money managers and for each Fund's cash reserves by selecting the individual portfolio securities for those portions of assets. FRIMCo may also directly manage portions of a Fund during transitions between money managers.

FRIMCo is responsible for selecting Money Managers for each Fund and for determining allocations and reallocations of assets among the Money Managers. Each Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by FRIMCo in accordance with the Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Fund's investment objective and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, FRIMCo is responsible for recommending to the Board the restructuring of Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on FRIMCo's research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for a Fund in a complementary manner. Therefore, FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Fund. The performance of individual Money Managers for a Fund may reflect the roles assigned to them by FRIMCo in the Fund's investment activities and any constraints placed by FRIMCo upon their selection of portfolio securities. In

                        Basis for Approval of Investment Advisory Contracts  195

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

light of the foregoing, the overall performance of each Fund over appropriate periods reflects in great part the performance of FRIMCo in designing the Fund's investment program, structuring Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board also considered that the prospectuses for the Funds and other public disclosures emphasize to investors FRIMCo's role as the principal investment manager for each Fund, rather than the investment selection role of the Funds' Money Managers, and describe the manner in which the Funds operate so that investors may take the information into account when deciding to purchase shares of any such Fund.

The Board also considered the special expertise of FRIMCo with respect to the manager-of-managers structure of the Funds and the likelihood that, at the current expense ratio of each such Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager-of-managers strategy of each such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the FRIMCo Agreement, including the following:

1. The nature, scope and quality of the services provided to the Fund by FRIMCo;

2. The advisory fee paid by the Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3. Information provided by FRIMCo as to other fees and benefits received by FRIMCo or its affiliates from the Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by FRIMCo as to expenses incurred by the Fund; and

5. Information provided by FRIMCo as to the profits that FRIMCo derives from its mutual fund operations generally and from each Fund.

At the April 18 Board meeting, FRIMCo and management reviewed the reasonableness of the Funds' investment advisory fees. In discussing whether the Funds' performance supported these fees, FRIMCo noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives, including strategies which seek to achieve a lower tracking error (i.e. the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than Comparable Funds. According to FRIMCo, these strategies may be expected to result, and for certain Funds during the periods covered by the Third-Party Information did result, in lower relative performance than that of some of their respective Comparable Funds. FRIMCo stated that the strategies pursued by the Funds are intended to result in less volatile, more moderate returns relative to each Fund's performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

On the basis of the Agreement Renewal Information, including the FRIMCo Analysis, and other information previously received by the Board from FRIMCo during the course of the year or presented at the Board meeting by FRIMCo, the Board, in respect of each Fund, found the advisory fee charged by FRIMCo to be reasonable in light of the nature, scope and quality of the services provided to the Funds, after giving effect to waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds. The Board also determined that the relative expense ratio of each Fund was comparable to those of its Comparable Funds; FRIMCo's methodology of allocating expenses of operating funds in the complex was reasonable; and FRIMCo's profitability with respect to each Fund was not excessive in light of the nature, scope and quality of the services provided by FRIMCo.

The Board concluded that the performance of the Funds supported continuation of the FRIMCo Agreement, again based upon the Agreement Renewal Information, including the FRIMCo Analysis, and other information previously received by the Board from FRIMCo during the course of the year or presented at the Board meeting by FRIMCo. In evaluating performance, the Board considered each Fund's absolute performance and its performance relative to appropriate benchmarks and indices and its Comparable Funds. In evaluating the Funds' performance, the Board also considered FRIMCo's investment strategy of managing the Funds in a risk aware manner.

 196  Basis for Approval of Investment Advisory Contracts

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

The Board considered for each Fund whether economies of scale have been realized and whether the fees for such Fund appropriately reflect or should be revised to reflect any such economies. In its deliberations, the Board noted its findings reached at a meeting held on February 28, 2006 that the investment advisory fees for each Fund appropriately reflect any economies of scale realized by that Fund. Its findings at the earlier meeting were based upon information and analyses prepared by FRIMCo, including information as to variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Funds. The Trustees considered that fees payable to FRIMCo by institutional clients with investment objectives similar to those of the Funds are lower, and may, in some cases, be substantially lower, than the rates paid by the Funds. FRIMCo reviewed with the Trustees the differences in the scope of services it provides to institutional clients and the Funds. For example, institutional clients have fewer administrative needs than the Funds. It was further noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

In voting to approve the continuation of the FRIMCo Agreement on its current terms and conditions for each Fund, the Board, after considering the foregoing and other relevant factors, determined that continuation of the FRIMCo Agreement was in the best interests of the Funds and their respective shareholders.

With respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from FRIMCo reporting for each Money Manager, among other things, the Money Manager's performance over various periods; FRIMCo's assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and FRIMCo or Russell Fund Distributors, Inc., the Funds' underwriter; and FRIMCo's recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. FRIMCo recommended that each Money Manager be retained at its current fee rate. FRIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm's-length negotiations with FRIMCo; FRIMCo is aware of the fees charged by Money Managers to other clients; and FRIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted FRIMCo's explanation in light of the Board's findings as to the aggregate investment advisory fees paid by each Fund and the fact that each Money Manager's fee is paid by FRIMCo.

Based substantially upon FRIMCo's recommendations together with the information received from FRIMCo in support of its recommendations, the Board concluded that the fees paid to the Money Managers of each Fund were reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management agreement with each Money Manager of each Fund was in the best interests of the Fund and its shareholders.

During 2005 and 2006, the Trustees received proposals from FRIMCo to manage directly approximately up to 10% of the assets of the Equity I Fund, the Equity Q Fund and the International Fund (each a "Participating Fund") utilizing a "select holdings strategy" pursuant to the terms of the FRIMCo Agreement, the actual allocation to be determined by each Participating Fund's FRIMCo portfolio manager. Under this strategy, FRIMCo analyzes the holdings of a Participating Fund's Money Managers to identify particular stocks that are concurrently overweighted by the Money Managers. FRIMCo uses a proprietary model to rank these stocks. Based on this ranking, FRIMCo will purchase additional shares of certain stocks for the Participating Fund. The strategy is designed to increase the Participating Fund's exposure to stocks that are collectively viewed as attractive by multiple Money Managers of a Participating Fund. Implementation of this strategy includes periodic rebalancing of the Participating Fund's holdings. In connection with FRIMCo's proposals, the Trustees received and considered information from FRIMCo regarding the potential enhancements to the Participating Fund's performance based upon FRIMCo's experience in employing the same strategy for other types of investment accounts under its management. The Trustees also considered that FRIMCo would not be required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by FRIMCo generally and from the Participating Fund consequently may increase incrementally. The Board, however, considered FRIMCo's advice that it will pay certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and expects to incur additional costs in implementing and carrying out the select holdings strategy; the limited amount of assets that would be managed directly by FRIMCo pursuant to the select holdings strategy; the fact that the aggregate investment advisory fees paid by the Participating Fund would not increase as a result of the implementation of the select holdings strategy. FRIMCo has advised the Board that the select holdings strategy has been implemented for the Equity I and Equity Q Funds, although a reasonable period of time is needed to evaluate fairly its impact on those Participating Funds' performance, and is expected to be implemented in the International Fund in the second quarter of 2006. Based upon the information received from FRIMCo during 2005 and 2006 in connection with its select holdings strategy

                        Basis for Approval of Investment Advisory Contracts  197

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

proposals, the Agreement Renewal Information and additional discussion at the April 18 meeting concerning the select holdings strategy, the Board in the case of the Participating Funds concluded that the investment advisory fees paid to FRIMCo by each such Fund under the FRIMCo Agreement in connection with the select holdings strategy continue to be reasonable in light of the nature and anticipated quality of the investment advisory services to be rendered by FRIMCo.

In their deliberations, the Trustees did not identify any particular information as to the FRIMCo Agreement or, other than FRIMCo's recommendation, the portfolio management agreement with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

 198  Basis for Approval of Investment Advisory Contracts

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available
(i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

                            Shareholder Requests for Additional Information  199

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 34 funds, and Russell Investment Funds ("RIF"), which has five funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 *Michael J.A.        Trustee Since     Appointed until  - Chairman of the Board, FRC          39         None
  Phillips,           2002              successor is     - 1990-2003, President, FRC
  Born January 20,                      duly elected     - 1993-2003, CEO, FRC
  1948                                  and qualified    - Trustee, FRIC and RIF
                                                         - Director, FRTC; Frank
  909 A Street                                             Russell Investments (Suisse)
  Tacoma, Washington                                       S.A. (global investment
  98402-1616                                               services); Frank Russell
                                                           Company Limited (consultant
                                                           to institutional investors
                                                           in Europe
                                                           and the UK)
                                                         - Chairman of the Board and
                                                           President, Russell 20-20
                                                           Association; and Frank
                                                           Russell Investments
                                                           (Delaware), Inc. (general
                                                           partner in various limited
                                                           partnerships ("FRIDI"))
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 **Thaddas L. Alston  Trustee since     Appointed until  - Senior Vice President, Larco        39         None
   Born April 7,      2006              successor is       Investments, Ltd.
   1945                                 duly elected
                                        and qualified
   909 A Street
   Tacoma,
   Washington
   98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee since     Appointed until  - President, Anderson                 39         None
 Born October 15,     1984              successor is       Management Group LLC
 1931                                   duly elected       (private investments
                      Chairman of the   and qualified      consulting)
 909 A Street         Nominating and                     - February 2002 to June 2005,
 Tacoma, Washington   Governance        Appointed until    Lead Trustee, FRIC and RIF
 98402-1616           Committee since   successor is
                      2006              duly elected
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------



 * Mr. Phillips is also an officer and/or director of one or more affiliates of FRIC and RIF and is therefore an interested trustee.
**  Mr. Alston was elected to the Board of Trustees effective May 1, 2006.

 200  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         39         - Trustee, WM
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          Group of Funds
 1954                                   duly elected       services)                                        (investment
                      Chairperson       and qualified    - Director and Chairman of the                     company);
 909 A Street         since 2005                           Audit Committee, Avista                        - Director,
 Tacoma, Washington                     Annual             Corp.                                            Avista Corp
 98402-1616                                              - Trustee and Chairman of the
                                                           Operations and Distribution
                                                           Committee, WM Group of Funds
                                                         - February 2002 to June 2005,
                                                           Chairman of the Audit
                                                           Committee, FRIC and RIF
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - June 2004 to present, Senior        39         None
 Born June 6, 1946    2003              successor is       Vice President and Chief
                                        duly elected       Financial Officer, Waddell &
 909 A Street         Chairman of       and qualified      Reed Financial, Inc.
 Tacoma, Washington   Audit Committee                    - 2003, Retired
 98402-1616           since 2005        Appointed until  - 2001-2003, Vice President
                                        successor is       and Chief Financial Officer,
                                        duly elected       Janus Capital Group Inc.
                                        and qualified    - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine,       Trustee since     Appointed until  - President and Chief                 39         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - President, Simpson                  39         None
 Tennison, Jr.,       2000              successor is       Investment Company and
 Born December 21,                      duly elected       several additional
 1955                                   and qualified      subsidiary companies,
                                                           including Simpson Timber
 909 A Street                                              Company, Simpson Paper
 Tacoma, Washington                                        Company and Simpson Tacoma
 98402-1616                                                Kraft Company
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jack Thompson,       Trustee since     Appointed until  - September 2003 to present,          39         - Director, Sparx
 Born March 21, 1949  2005              successor is       Independent Board Chair and                      Japan Fund
                                        duly elected       Chairman of the Audit
 909 A Street                           and qualified      Committee, Sparx Japan Fund
 Tacoma, Washington                                      - May 1999 to May 2003,
 98402-1616                                                President, Chief Executive
                                                           Officer and Director, Berger
                                                           Financial Group, LLC
                                                         - May 1999 to May 2003,
                                                           President and Trustee,
                                                           Berger Funds
----------------------------------------------------------------------------------------------------------------------------



Mr. Michael Phillips is the Chairman of the Board of Frank Russell Company which controls FRIMCo, the investment adviser of the Funds. He is also an Interested Trustee of the Funds. On May 26, 2005, Mr. Phillips became a director of Simpson Investment Company, a privately held company. Mr. Raymond P. Tennison, Jr., an Independent Trustee of the Funds is the President of Simpson Investment Company.

                             Disclosure of Information about Fund Directors  201

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  39         None
 Born October 2,      2002              successor is     - 1987 to 2002, Director,
 1943                                   duly elected       Smith Barney Fundamental
                      Chairperson of    and qualified      Value Fund
 909 A Street         the Investment
 Tacoma, Washington   Committee since   Appointed until
 98402-1616           2006              successor is
                                        duly elected
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------
 TRUSTEES EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, Frank            39         None
  Jr.,                and Chairman      resignation or     Russell Company (investment
  Born July 3, 1932   Emeritus since    removal            consultant
                      1999                                 to institutional investors
  909 A Street                                             ("FRC"));
  Tacoma, Washington                                       and FRIMCo
  98402-1616                                             - Chairman Emeritus, FRIC and
                                                           RIF; Frank Russell
                                                           Securities, Inc.
                                                           (broker-dealer and
                                                           investment adviser ("FRS"));
                                                           Russell 20-20 Association
                                                           (non-profit corporation);
                                                           and Frank Russell Trust
                                                           Company (non-depository
                                                           trust company ("FRTC"))
                                                         - Chairman, Sunshine
                                                           Management Services, LLC
                                                           (investment adviser)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  39         None
 Born December 1,     since 2003                         - Trustee of FRIC and RIF
 1919                                                      until 2002
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  39         None
 Born June 8, 1925    since 2004                         - Trustee of FRIC and RIF
                                                           until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------



* Mr. Russell is also a director emeritus of one or more affiliates of FRIC and RIF.

 202  Disclosure of Information about Fund Directors

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
TRUSTEES EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee Emeritus  Five year term   - Retired since 1995                  39         None
 Born October 6,      since 2006                         - Trustee of FRIC and RIF
 1930                                                      until 2005
                                                         - Chairman of the Nominating
 909 A Street                                              and Governance Committee
 Tacoma, Washington                                        2001-2005
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  39         None
 Born May 5, 1926     since 2004                         - Trustee of FRIC and RIF
                                                           until 2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

                             Disclosure of Information about Fund Directors  203

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Cheryl Wichers,                Chief Compliance  Until removed    - Chief Compliance Officer, FRIC
 Born December 16, 1966         Officer since     by Independent   - Chief Compliance Officer, RIF
                                2005              Trustees         - Chief Compliance Officer, FRIMCo
 909 A Street                                                      - April 2002-May 2005, Manager, Global Regulatory
 Tacoma, Washington                                                  Policy
 98402-1616                                                        - 1998-2002, Compliance Supervisor, Russell Investment
                                                                     Group
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Greg J. Stark,                 President and     Until successor  - President and CEO, FRIC and RIF
 Born May 3, 1968               Chief Executive   is chosen and    - Chairman of the Board, President and CEO, FRIMCo
                                Officer since     qualified by     - Chairman of the Board, President and CEO, RFD
 909 A Street                   2004              Trustees         - Chairman of the Board and President, Russell
 Tacoma, Washington                                                  Insurance Agency, Inc. (insurance agency ("RIA"))
 98402-1616                                                        - Until 2004, Managing Director of Individual Investor
                                                                     Services, FRC
                                                                   - 2000 to 2004, Managing Director, Sales and Client
                                                                     Service, FRIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer, Chief Accounting Officer and CFO, FRIC and
 Born November 26, 1963         Chief Accounting  is chosen and      RIF
                                Officer since     qualified by     - Director, Funds Administration, FRIMCo, FRTC and RFD
 909 A Street                   1998              Trustees         - Treasurer and Principal Accounting Officer, SSgA
 Tacoma, Washington                                                  Funds
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Thomas F. Hanly,               Chief Investment  Until removed    - Chief Investment Officer, FRIC, RIF, FRC, FRTC
 Born November 17, 1964         Officer since     by Trustees      - Director and Chief Investment Officer, FRIMCo and RFD
                                2004                               - 1999 to 2003, Chief Financial Officer, FRC, FRIC and
 909 A Street                                                        RIF
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Karl J. Ege,                   Secretary since   Until successor  - General Counsel and Managing Director of Law and
 Born October 8, 1941           1994              is chosen and      Government Affairs, Secretary, FRC
                                                  qualified by
 909 A Street                                     Trustees
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

 204  Disclosure of Information about Fund Directors

INSTITUTIONAL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

TRUSTEES
 Thaddas L. Alston
 Paul E. Anderson
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Michael J.A. Phillips
 Raymond P. Tennison, Jr.
 Jack R. Thompson
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul Anton, Ph.D.
 William E. Baxter
 Lee C. Gingrich
 Eleanor W. Palmer

OFFICERS
 Gregory J. Stark, President and Chief Executive Officer
 Cheryl Wichers, Chief Compliance Officer
 Thomas F. Hanly, Chief Investment Officer
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Karl J. Ege, Secretary

ADVISOR, ADMINISTRATOR, TRANSFER AND DIVIDEND DISBURSING AGENT
 Frank Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Allan Forbes Building
 150 Newport Avenue AFB35
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103-7098

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS AS OF JUNE 1, 2006

Equity I Fund
 AllianceBernstein L.P., New York, NY
 Ark Asset Management Co., Inc., New York, NY
 Institutional Capital Corporation, Chicago, IL
 Marsico Capital Management, LLC, Denver, CO
 MFS Institutional Advisors, Inc., Boston, MA
 Montag & Caldwell, Inc., Atlanta, GA
 Schneider Capital Management Corporation, Wayne, PA
 Suffolk Capital Management, LLC, New York, NY
 Turner Investment Partners, Inc., Berwyn, PA

Equity II Fund
 CapitalWorks Investment Partners, LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Delphi Management, Inc., Boston, MA
 Goldman Sachs Asset Management, L.P., New York, NY
 Gould Investment Partners LLC, Berwyn, PA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 PanAgora Asset Management, Inc., Boston, MA
 Tygh Capital Management, Inc., Portland, OR

Equity Q Fund
 Aronson + Johnson + Ortiz, LP, Philadelphia, PA
 Franklin Portfolio Associates, LLC, Boston, MA
 Goldman Sachs Asset Management, L.P., New York, NY
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

International Fund
 AllianceBernstein L.P., New York, NY
 AQR Capital Management, LLC, Greenwich, CT
 Axiom International Investors LLC, Greenwich, CT
 Fidelity Management & Research Company, Boston, MA
 Marvin & Palmer Associates, Inc., Wilmington, DE
 MFS Institutional Advisors, Inc., Boston, MA
 Mondrian Investment Partners Limited, London, England
 The Boston Company Asset Management, LLC, Boston, MA
 Wellington Management Company, LLP, Boston, MA

Emerging Markets Fund
 AllianceBernstein L.P., New York, NY
 Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Genesis Asset Managers, LLP, Guernsey, Channel Islands
 Harding Loevner Management, L.P., Boston, MA
 T. Rowe Price International, Inc., Baltimore, MD

                              Manager, Money Managers and Service Providers  205

INSTITUTIONAL FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

Real Estate Securities Fund

 AEW Management and Advisors, L.P., Boston, MA
 Heitman Real Estate Securities LLC, Chicago, IL
 INVESCO Institutional (N.A.), Inc., which acts as a money manager to the Fund through its INVESCO Real Estate division, Dallas, TX
 RREEF America L.L.C., Chicago, IL

Short Duration Bond Fund
 Merganser Capital Management L.P., Boston, MA
 Pacific Investment Management Company LLC,
   Newport Beach, CA
 STW Fixed Income Management, Carpinteria, CA

Fixed Income I Fund
 Bear Stearns Asset Management Inc., New York, NY
 Lehman Brothers Asset Management LLC, Chicago, IL
 Pacific Investment Management Company LLC,
   Newport Beach, CA
 Western Asset Management Company, Pasadena, CA
 Western Asset Management Company Limited,
   London, England
Fixed Income III Fund
 Bear Stearns Asset Management Inc., New York, NY
 Delaware Management Company, a series of Delaware Management Business Trust,
   Philadelphia, PA
 Goldman Sachs Asset Management, L.P., New York, NY
 Morgan Stanley Investment Management Inc., West Conshohocken, PA
 Pacific Investment Management Company LLC,
   Newport Beach, CA

Select Growth Fund
 Ark Asset Management Co., Inc., New York, NY
 CapitalWorks Investment Partners, LLC, San Diego, CA
 Delaware Management Company, a series of Delaware Management Business Trust,
   Philadelphia, PA
 Fuller & Thaler Asset Management, Inc., San Mateo, CA
 Turner Investment Partners, Inc., Berwyn, PA

Select Value Fund
 DePrince, Race & Zollo, Inc., Orlando, FL
 Iridian Asset Management LLC, Westport, CT
 MFS Institutional Advisors, Inc., Boston, MA
 Netols Asset Management, Inc., Mequon, WI
 Systematic Financial Management, L.P., Teaneck, NJ

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 206  Manager, Money Managers and Service Providers

                      (This page intentionally left blank)

INSTITUTIONAL FUNDS

2006 SEMIANNUAL REPORT




(FRANK RUSSELL LOGO)

Frank Russell Investment Company
909 A Street
Tacoma, Washington 98402
800-787-7354
Fax: 253-591-3495

www.russell.com

On or about July 1, 2006, Frank Russell Investment Company expects to change its name to Russell Investment Company, and Frank Russell Investment Management Company expects to change its name to Russell Investment Management Company.
                                                             36-08-068 (1 04/06)



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ITEM 2. CODE OF ETHICS. [ANNUAL REPORT ONLY]

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. [ANNUAL REPORT ONLY]

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. [ANNUAL REPORT ONLY]

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. [NOT APPLICABLE]

ITEM 6. [SCHEDULES OF INVESTMENTS ARE INCLUDED AS PART OF THE REPORT TO STOCKHOLDERS FILED UNDER ITEM 1 OF THIS FORM]

ITEMS 7-9. [NOT APPLICABLE]

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES

         (a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

         (b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

ITEM 12. EXHIBIT LIST

         (a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.



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                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANK RUSSELL INVESTMENT COMPANY

By: /s/ Greg J. Stark
    ----------------------------------------------------------------------------
        Greg J. Stark
        President, Principal Executive Officer and Chief Executive Officer

Date: June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Greg J. Stark
    ----------------------------------------------------------------------------
        Greg J. Stark
        President, Principal Executive Officer and Chief Executive Officer

Date:  June 21, 2006


By: /s/ Mark E. Swanson
    ----------------------------------------------------------------------------
        Mark E. Swanson
        Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: June 21, 2006